UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 – April 30, 2026

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession # 0001133228-26-010100) provides the information required by Items 1 and 6-11 of Form N-CSR for a limited number of the Registrant’s series. This submission provides the information required by Items 1 and 6-11 of Form N-CSR with respect to the remaining series that were not included in the Registrant’s initial submission. Apart from Items 1 and 6-11, this submission is identical in all material respects to the initial submission.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional VA International Small Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional VA International Small Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$423,013,835
Number of Holdings	3,616
Portfolio Turnover Rate	14%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.4%
Gaztransport Et Technigaz SA	0.4%
Finning International, Inc.	0.3%
DPM Metals, Inc.	0.3%
Accelleron Industries AG	0.3%
Belimo Holding AG	0.3%
NKT AS	0.3%
Rexel SA	0.3%
PSP Swiss Property AG	0.3%

Top Countries (% of Total Investments) †
Japan	21.7%
Canada	14.4%
United Kingdom	11.1%
Switzerland	7.6%
Germany	7.2%
Australia	6.2%
France	6.0%
Italy	3.8%
Sweden	2.8%
Denmark	2.5%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-VAIS

Dimensional VA International Value Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional VA International Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.27%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$769,272,313
Number of Holdings	511
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Shell PLC	4.0%
TotalEnergies SE	2.8%
Banco Santander SA	2.3%
HSBC Holdings PLC	1.6%
Toyota Motor Corp.	1.6%
Toronto-Dominion Bank	1.3%
Zurich Insurance Group AG	1.2%
BASF SE	1.2%
Suncor Energy, Inc.	1.2%
Engie SA	1.2%

Top Countries (% of Total Investments) †
Japan	20.5%
United Kingdom	13.9%
Canada	11.8%
France	10.4%
Germany	8.3%
Switzerland	7.8%
Australia	6.1%
Netherlands	4.4%
Spain	3.2%
Italy	2.6%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-VAIV

Dimensional VA U.S. Targeted Value Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional VA U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.28%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$850,347,649
Number of Holdings	1,092
Portfolio Turnover Rate	19%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
WESCO International, Inc.	0.8%
APA Corp.	0.7%
Ovintiv, Inc.	0.7%
Viatris, Inc.	0.7%
Toll Brothers, Inc.	0.6%
Performance Food Group Co.	0.6%
Ally Financial, Inc.	0.6%
BorgWarner, Inc.	0.6%
CNH Industrial NV	0.6%
First Horizon Corp.	0.5%

Sector Allocation (% of Total Investments) †
Financials	28.5%
Industrials	17.3%
Consumer Discretionary	13.9%
Energy	11.3%
Consumer Staples	6.9%
Information Technology	6.9%
Health Care	6.3%
Materials	5.7%
Communication Services	1.9%
Real Estate	0.8%
Utilities	0.5%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-VAUSTV

Dimensional VA Short-Term Fixed Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional VA Short-Term Fixed Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$417,934,262
Number of Holdings	149
Portfolio Turnover Rate	36%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Commercial Paper	45.8%
Bonds	34.7%
U.S. Treasury Obligations	18.1%
Agency Obligations	1.4%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	59.8%
1 to 3 Years	40.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-VASTF

DFA Two-Year Global Fixed Income Portfolio
DFGFX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Two-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.16%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,679,185,472
Number of Holdings	233
Portfolio Turnover Rate	32%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	21.7%
Canada	19.9%
Supranational	12.8%
Australia	8.3%
Netherlands	8.3%
New Zealand	5.8%
Sweden	5.6%
Singapore	4.4%
Germany	4.1%
Finland	3.4%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	35.0%
1 to 3 Years	64.8%
3 to 5 Years	0.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFGFX

Dimensional VA U.S. Large Value Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional VA U.S. Large Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.20%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$832,217,763
Number of Holdings	383
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.4%
Exxon Mobil Corp.	3.5%
Amazon.com, Inc.	3.1%
Micron Technology, Inc.	2.8%
Johnson & Johnson	2.2%
Cisco Systems, Inc.	1.9%
Berkshire Hathaway, Inc. B	1.8%
UnitedHealth Group, Inc.	1.6%
Chevron Corp.	1.5%
Verizon Communications, Inc.	1.2%

Sector Allocation (% of Total Investments) †
Financials	21.1%
Industrials	14.3%
Health Care	13.8%
Information Technology	13.0%
Energy	12.4%
Materials	8.0%
Consumer Discretionary	7.0%
Communication Services	5.4%
Consumer Staples	4.7%
Real Estate	0.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-VAUSLV

Dimensional VA Global Bond Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional VA Global Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$364,618,203
Number of Holdings	235
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
Canada	19.8%
Supranational	16.6%
Germany	11.8%
Netherlands	9.8%
United States	8.9%
Australia	8.2%
France	5.3%
New Zealand	5.2%
Finland	3.9%
Belgium	3.1%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	3.4%
1 to 3 Years	26.6%
3 to 5 Years	70.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-VAGB

DFA One-Year Fixed Income Portfolio
DFIHX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA One-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,573,739,467
Number of Holdings	161
Portfolio Turnover Rate	43%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Commercial Paper	49.0%
Bonds	29.0%
U.S. Treasury Obligations	21.6%
Agency Obligations	0.4%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	62.9%
1 to 3 Years	37.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFIHX

DFA Five-Year Global Fixed Income Portfolio
DFGBX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Five-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$9,483,466,997
Number of Holdings	278
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
Canada	19.7%
Supranational	18.4%
Germany	11.7%
Netherlands	9.5%
Australia	8.6%
United States	6.7%
Finland	5.2%
France	5.1%
New Zealand	4.7%
Belgium	3.1%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	5.0%
1 to 3 Years	26.1%
3 to 5 Years	68.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFGBX

DFA Short-Term Municipal Bond Portfolio
DFSMX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,376,559,253
Number of Holdings	604
Portfolio Turnover Rate	64%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	48.4%
School District	22.9%
General	5.5%
Education	3.7%
Medical	3.5%
Transportation	3.3%
Higher Education	3.1%
Water	3.1%
Commercial Paper	2.8%
Power	2.4%
Utilities	0.8%
Airport	0.4%
Facilities	0.1%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	64.3%
1 to 3 Years	23.5%
3 to 5 Years	3.2%
5 to 10 Years	8.4%
Greater than 10 Years	0.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSMX

DFA Short-Term Government Portfolio
DFFGX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Short-Term Government Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,807,654,742
Number of Holdings	29
Portfolio Turnover Rate	28%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	91.1%
Agency Obligations	8.9%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	33.4%
1 to 3 Years	66.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFFGX

DFA Intermediate Government Fixed Income Portfolio
DFIGX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Intermediate Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.11%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$6,067,183,563
Number of Holdings	122
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	66.4%
Agency Obligations	33.6%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	9.5%
1 to 3 Years	15.2%
3 to 5 Years	22.6%
5 to 10 Years	13.8%
Greater than 10 Years	38.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFIGX

Emerging Markets Social Core Equity Portfolio
DFESX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.43%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,099,427,589
Number of Holdings	6,079
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	10.0%
Samsung Electronics Co. Ltd.	4.8%
SK Hynix, Inc.	4.1%
Tencent Holdings Ltd.	1.8%
Alibaba Group Holding Ltd.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	0.7%
China Construction Bank Corp. H	0.7%
MediaTek, Inc.	0.6%
PDD Holdings, Inc.	0.6%
Ping An Insurance Group Co. of China Ltd. H	0.5%

Top Countries (% of Total Investments) †
Taiwan	28.4%
China	22.4%
South Korea	18.1%
India	11.8%
South Africa	3.0%
Brazil	2.8%
Saudi Arabia	2.3%
Mexico	1.8%
United Arab Emirates	1.3%
Poland	1.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFESX

DFA Inflation-Protected Securities Portfolio
DIPSX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.11%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$5,139,205,595
Number of Holdings	28
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	100.0%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
1 to 3 Years	34.6%
3 to 5 Years	13.8%
5 to 10 Years	23.9%
Greater than 10 Years	27.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DIPSX

DFA California Short-Term Municipal Bond Portfolio
DFCMX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA California Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$891,231,610
Number of Holdings	378
Portfolio Turnover Rate	28%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	27.2%
School District	26.5%
General	16.3%
Water	9.2%
Higher Education	6.5%
Medical	4.4%
Commercial Paper	3.6%
Power	2.2%
Education	1.7%
Transportation	1.0%
Airport	0.7%
Pollution	0.4%
Mello-Roos	0.3%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	38.8%
1 to 3 Years	34.4%
3 to 5 Years	8.2%
5 to 10 Years	16.1%
Greater than 10 Years	2.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFCMX

U.S. Social Core Equity 2 Portfolio
DFUEX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Social Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,380,545,281
Number of Holdings	2,062
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.7%
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. A	2.3%
Alphabet, Inc. A	2.1%
Alphabet, Inc. C	1.6%
JPMorgan Chase & Co.	1.3%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	0.8%

Sector Allocation (% of Total Investments) †
Information Technology	31.9%
Financials	17.0%
Industrials	14.6%
Consumer Discretionary	11.6%
Communication Services	8.8%
Consumer Staples	5.0%
Health Care	4.1%
Materials	3.2%
Energy	2.5%
Utilities	1.0%
Real Estate	0.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFUEX

DFA Selectively Hedged Global Fixed Income Portfolio
DFSHX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Selectively Hedged Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,054,897,013
Number of Holdings	491
Portfolio Turnover Rate	27%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	25.6%
Canada	13.8%
France	8.7%
Supranational	7.9%
Germany	6.5%
Australia	6.4%
United Kingdom	4.7%
Sweden	3.8%
New Zealand	3.7%
Netherlands	3.6%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	10.8%
1 to 3 Years	25.7%
3 to 5 Years	63.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSHX

U.S. Sustainability Core 1 Portfolio
DFSIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$8,342,530,038
Number of Holdings	1,834
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.4%
Alphabet, Inc. A	2.9%
Meta Platforms, Inc. A	2.9%
Broadcom, Inc.	2.4%
Microsoft Corp.	2.3%
Alphabet, Inc. C	2.2%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	26.5%
Financials	17.0%
Industrials	13.6%
Consumer Discretionary	12.0%
Communication Services	10.4%
Health Care	10.0%
Consumer Staples	4.6%
Materials	2.6%
Energy	2.1%
Utilities	0.9%
Real Estate	0.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSIX

International Sustainability Core 1 Portfolio
DFSPX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the International Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,407,558,814
Number of Holdings	3,516
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV	2.1%
Novartis AG	1.1%
Roche Holding AG	1.1%
AstraZeneca PLC	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.7%
Novo Nordisk AS B	0.6%
Toyota Motor Corp.	0.6%
ABB Ltd.	0.6%
Banco Santander SA	0.6%
Siemens Energy AG	0.6%

Top Countries (% of Total Investments) †
Japan	19.9%
United Kingdom	12.0%
Canada	11.7%
Switzerland	8.7%
France	7.8%
Germany	7.5%
Netherlands	5.9%
Australia	5.0%
Sweden	3.7%
Spain	3.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSPX

DFA Short-Term Extended Quality Portfolio
DFEQX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Short-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$5,869,201,964
Number of Holdings	761
Portfolio Turnover Rate	24%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Bonds	90.7%
Commercial Paper	6.9%
U.S. Treasury Obligations	2.4%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	20.5%
1 to 3 Years	23.2%
3 to 5 Years	56.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFEQX

DFA Intermediate-Term Extended Quality Portfolio
DFTEX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Intermediate-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,811,933,353
Number of Holdings	650
Portfolio Turnover Rate	9%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Bonds	98.6%
U.S. Treasury Obligations	1.4%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	0.2%
1 to 3 Years	3.1%
3 to 5 Years	29.1%
5 to 10 Years	30.7%
Greater than 10 Years	36.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFTEX

Dimensional VA Global Moderate Allocation Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional VA Global Moderate Allocation Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.28%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$287,713,698
Number of Holdings	12
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 2 Portfolio	32.3%
Dimensional VA Global Bond Portfolio	12.3%
DFA Selectively Hedged Global Fixed Income Portfolio	12.3%
U.S. Core Equity 1 Portfolio	11.6%
International Core Equity 2 Portfolio	10.9%
Emerging Markets Core Equity 2 Portfolio	6.1%
Dimensional VA Short-Term Fixed Portfolio	4.8%
DFA Two-Year Global Fixed Income Portfolio	4.8%
Dimensional VA U.S. Large Value Portfolio	2.3%
Dimensional VA International Value Portfolio	1.2%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-VAGMA

DFA California Intermediate-Term Municipal Bond Portfolio
DCIBX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA California Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$434,942,087
Number of Holdings	380
Portfolio Turnover Rate	17%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	28.8%
School District	24.9%
General	18.5%
Water	9.5%
Medical	6.8%
Higher Education	5.8%
Power	3.5%
Airport	1.0%
Transportation	0.6%
Education	0.5%
Mello-Roos	0.1%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	6.2%
1 to 3 Years	17.1%
3 to 5 Years	17.0%
5 to 10 Years	17.8%
Greater than 10 Years	41.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DCIBX

DFA Investment Grade Portfolio
DFAPX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Investment Grade Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$12,610,459,817
Number of Holdings	923
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Bonds	50.8%
U.S. Treasury Obligations	39.7%
Agency Obligations	9.5%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	8.7%
1 to 3 Years	10.2%
3 to 5 Years	24.5%
5 to 10 Years	22.3%
Greater than 10 Years	34.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAPX

DFA LTIP Portfolio
DRXIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA LTIP Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$404,422,582
Number of Holdings	4
Portfolio Turnover Rate	2%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	100.0%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Greater than 10 Years	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRXIX

DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)
DWFIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA International Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,040,249,743
Number of Holdings	115
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
France	24.1%
Japan	19.4%
Canada	18.1%
Australia	9.2%
Supranational	6.5%
New Zealand	4.9%
Denmark	3.7%
Switzerland	3.0%
Germany	2.5%
United Kingdom	2.1%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
3 to 5 Years	3.8%
5 to 10 Years	75.8%
Greater than 10 Years	20.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DWFIX

DFA Intermediate-Term Municipal Bond Portfolio
DFTIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,288,053,288
Number of Holdings	691
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	44.7%
School District	14.1%
General	10.6%
Water	6.8%
Medical	6.4%
Higher Education	4.2%
Transportation	3.6%
Power	3.6%
Utilities	2.7%
Education	1.9%
Airport	1.2%
Development	0.2%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	10.5%
1 to 3 Years	22.6%
3 to 5 Years	11.1%
5 to 10 Years	13.7%
Greater than 10 Years	42.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFTIX

International Social Core Equity Portfolio
DSCLX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the International Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.26%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,159,531,550
Number of Holdings	3,958
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV	1.1%
Royal Bank of Canada	0.8%
SoftBank Group Corp.	0.6%
Banco Bilbao Vizcaya Argentaria SA	0.6%
Deutsche Telekom AG	0.6%
BASF SE	0.6%
HSBC Holdings PLC	0.5%
Engie SA	0.5%
Toronto-Dominion Bank	0.5%
Mitsubishi UFJ Financial Group, Inc.	0.4%

Top Countries (% of Total Investments) †
Japan	24.1%
Canada	12.5%
United Kingdom	9.8%
Germany	7.6%
France	7.1%
Australia	5.8%
Switzerland	5.8%
Netherlands	4.3%
Italy	3.8%
Spain	3.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DSCLX

U.S. Large Cap Growth Portfolio
DUSLX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,339,938,389
Number of Holdings	118
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Broadcom, Inc.	5.4%
Eli Lilly & Co.	4.5%
Visa, Inc. A	3.9%
Mastercard, Inc. A	3.1%
Caterpillar, Inc.	2.8%
Microsoft Corp.	2.6%
Walmart, Inc.	2.5%
Lam Research Corp.	2.4%

Sector Allocation (% of Total Investments) †
Information Technology	36.8%
Industrials	14.9%
Consumer Staples	10.9%
Health Care	9.4%
Consumer Discretionary	8.5%
Financials	8.0%
Communication Services	8.0%
Utilities	1.5%
Energy	1.4%
Materials	0.6%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DUSLX

U.S. Small Cap Growth Portfolio
DSCGX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.31%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,922,803,121
Number of Holdings	553
Portfolio Turnover Rate	11%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Sterling Infrastructure, Inc.	0.8%
Hasbro, Inc.	0.8%
IES Holdings, Inc.	0.7%
Exelixis, Inc.	0.7%
Murphy USA, Inc.	0.6%
TTM Technologies, Inc.	0.6%
Allison Transmission Holdings, Inc.	0.6%
BJ’s Wholesale Club Holdings, Inc.	0.6%
Powell Industries, Inc.	0.6%
Aramark	0.6%

Sector Allocation (% of Total Investments) †
Industrials	26.7%
Consumer Discretionary	17.7%
Information Technology	14.2%
Health Care	11.5%
Financials	11.0%
Materials	6.2%
Consumer Staples	5.1%
Energy	4.1%
Communication Services	2.9%
Utilities	0.3%
Real Estate	0.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DSCGX

International Large Cap Growth Portfolio
DILRX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the International Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.26%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,410,951,776
Number of Holdings	457
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV	3.8%
Roche Holding AG	2.8%
LVMH Moet Hennessy Louis Vuitton SE	1.6%
Nestle SA	1.5%
Siemens Energy AG	1.5%
Rheinmetall AG	1.3%
Safran SA	1.3%
AstraZeneca PLC	1.3%
Rolls-Royce Holdings PLC	1.3%
Sony Group Corp.	1.2%

Top Countries (% of Total Investments) †
Japan	22.4%
United Kingdom	12.5%
Canada	11.5%
Germany	9.1%
France	8.3%
Switzerland	7.9%
Australia	6.0%
Netherlands	4.4%
Spain	3.4%
Sweden	3.0%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DILRX

International Small Cap Growth Portfolio
DISMX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the International Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$316,205,379
Number of Holdings	1,326
Portfolio Turnover Rate	11%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
VAT Group AG	1.0%
Finning International, Inc.	1.0%
Babcock International Group PLC	0.9%
Belimo Holding AG	0.9%
Accelleron Industries AG	0.8%
Gaztransport Et Technigaz SA	0.8%
Games Workshop Group PLC	0.7%
GEA Group AG	0.7%
BAWAG Group AG	0.7%
Orion OYJ B	0.7%

Top Countries (% of Total Investments) †
Japan	21.3%
Canada	14.0%
United Kingdom	12.6%
Switzerland	8.6%
Germany	6.0%
Australia	5.9%
France	5.8%
Italy	4.6%
Spain	2.7%
Finland	2.7%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DISMX

DFA Short-Duration Real Return Portfolio
DFAIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Short-Duration Real Return Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,195,493,607
Number of Holdings	708
Portfolio Turnover Rate	25%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	49.0%
Supranational	5.9%
Australia	5.7%
France	5.4%
Canada	5.1%
Germany	4.5%
Japan	3.5%
New Zealand	3.0%
United Kingdom	2.9%
Sweden	2.6%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	17.4%
1 to 3 Years	20.0%
3 to 5 Years	62.5%
5 to 10 Years	0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAIX

DFA Municipal Real Return Portfolio
DMREX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,801,682,231
Number of Holdings	604
Portfolio Turnover Rate	33%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	55.2%
School District	16.8%
General	7.5%
Water	5.1%
Education	3.7%
Higher Education	3.3%
Transportation	2.9%
Power	2.2%
Medical	1.2%
Utilities	1.2%
Commercial Paper	0.8%
Airport	0.1%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	37.2%
1 to 3 Years	39.1%
3 to 5 Years	5.8%
5 to 10 Years	9.5%
Greater than 10 Years	8.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DMREX

DFA Municipal Bond Portfolio
DFMPX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$468,308,612
Number of Holdings	375
Portfolio Turnover Rate	23%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	52.1%
School District	18.7%
Water	8.1%
General	5.4%
Transportation	4.9%
Utilities	2.9%
Power	2.6%
Education	2.2%
Higher Education	1.4%
Commercial Paper	0.8%
Medical	0.6%
Facilities	0.2%
Airport	0.1%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	22.4%
1 to 3 Years	19.6%
3 to 5 Years	11.1%
5 to 10 Years	9.9%
Greater than 10 Years	37.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFMPX

Dimensional VIT Inflation-Protected Securities Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional VIT Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.11%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$241,001,035
Number of Holdings	24
Portfolio Turnover Rate	19%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	100.0%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
1 to 3 Years	17.5%
3 to 5 Years	19.0%
5 to 10 Years	43.2%
Greater than 10 Years	20.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-VAVIT

DFA Targeted Credit Portfolio
DTCPX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Targeted Credit Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$836,132,004
Number of Holdings	411
Portfolio Turnover Rate	24%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	40.9%
Canada	13.4%
France	7.5%
Germany	6.0%
United Kingdom	4.8%
Australia	4.4%
Spain	3.8%
Japan	3.8%
Sweden	3.4%
Netherlands	2.8%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	10.5%
1 to 3 Years	16.6%
3 to 5 Years	72.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DTCPX

DFA NY Municipal Bond Portfolio
DNYMX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA NY Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.25%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$183,869,436
Number of Holdings	136
Portfolio Turnover Rate	29%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	35.7%
General	26.0%
School District	18.2%
Transportation	6.1%
Higher Education	5.4%
Airport	3.7%
Water	1.5%
Education	1.3%
Development	1.2%
Utilities	0.5%
Medical	0.4%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	43.9%
1 to 3 Years	14.7%
3 to 5 Years	9.9%
5 to 10 Years	24.0%
Greater than 10 Years	7.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DNYMX

Dimensional Retirement Income Fund
TDIFX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$58,419,123
Number of Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	47.9%
DFA One-Year Fixed Income Portfolio	31.9%
U.S. Large Company Portfolio	7.1%
U.S. Core Equity 1 Portfolio	7.1%
Large Cap International Portfolio	2.7%
Emerging Markets Core Equity 2 Portfolio	2.0%
International Core Equity 2 Portfolio	1.3%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-TDIFX

Dimensional 2045 Target Date Retirement Income Fund
DRIIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2045 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$236,303,507
Number of Holdings	9
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Large Company Portfolio	26.9%
U.S. Core Equity 1 Portfolio	26.8%
Large Cap International Portfolio	10.0%
DFA Two-Year Global Fixed Income Portfolio	9.5%
DFA Short-Term Extended Quality Portfolio	9.5%
Emerging Markets Core Equity 2 Portfolio	7.5%
International Core Equity 2 Portfolio	5.0%
DFA LTIP Portfolio	4.8%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRIIX

Dimensional 2050 Target Date Retirement Income Fund
DRIJX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2050 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$209,136,742
Number of Holdings	8
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	31.3%
U.S. Large Company Portfolio	31.3%
Large Cap International Portfolio	11.6%
Emerging Markets Core Equity 2 Portfolio	8.8%
International Core Equity 2 Portfolio	5.8%
DFA Short-Term Extended Quality Portfolio	5.6%
DFA Two-Year Global Fixed Income Portfolio	5.6%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRIJX

Dimensional 2055 Target Date Retirement Income Fund
DRIKX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2055 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$150,664,201
Number of Holdings	7
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	33.6%
U.S. Large Company Portfolio	33.5%
Large Cap International Portfolio	12.4%
Emerging Markets Core Equity 2 Portfolio	9.3%
International Core Equity 2 Portfolio	6.2%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRIKX

Dimensional 2060 Target Date Retirement Income Fund
DRILX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2060 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$130,184,870
Number of Holdings	8
Portfolio Turnover Rate	9%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Large Company Portfolio	33.5%
U.S. Core Equity 1 Portfolio	33.5%
Large Cap International Portfolio	12.4%
Emerging Markets Core Equity 2 Portfolio	9.4%
International Core Equity 2 Portfolio	6.2%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRILX

Dimensional 2015 Target Date Retirement Income Fund
DRIQX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$21,626,180
Number of Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	76.0%
U.S. Large Company Portfolio	8.5%
U.S. Core Equity 1 Portfolio	8.4%
Large Cap International Portfolio	3.1%
Emerging Markets Core Equity 2 Portfolio	2.4%
International Core Equity 2 Portfolio	1.6%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRIQX

Dimensional 2020 Target Date Retirement Income Fund
DRIRX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$56,429,723
Number of Holdings	7
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	65.7%
DFA LTIP Portfolio	9.1%
U.S. Core Equity 1 Portfolio	8.9%
U.S. Large Company Portfolio	8.9%
Large Cap International Portfolio	3.3%
Emerging Markets Core Equity 2 Portfolio	2.5%
International Core Equity 2 Portfolio	1.6%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRIRX

Dimensional 2025 Target Date Retirement Income Fund
DRIUX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2025 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$111,830,910
Number of Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	56.9%
DFA LTIP Portfolio	17.9%
U.S. Core Equity 1 Portfolio	8.9%
U.S. Large Company Portfolio	8.9%
Large Cap International Portfolio	3.3%
Emerging Markets Core Equity 2 Portfolio	2.5%
International Core Equity 2 Portfolio	1.6%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRIUX

Dimensional 2030 Target Date Retirement Income Fund
DRIWX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2030 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$154,019,987
Number of Holdings	10
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	31.3%
DFA LTIP Portfolio	28.7%
U.S. Core Equity 1 Portfolio	12.7%
U.S. Large Company Portfolio	12.7%
Large Cap International Portfolio	4.8%
Emerging Markets Core Equity 2 Portfolio	3.6%
International Core Equity 2 Portfolio	2.4%
DFA Short-Term Extended Quality Portfolio	1.9%
DFA Two-Year Global Fixed Income Portfolio	1.9%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRIWX

Dimensional 2035 Target Date Retirement Income Fund
DRIGX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2035 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$196,400,165
Number of Holdings	10
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA LTIP Portfolio	32.1%
U.S. Core Equity 1 Portfolio	17.3%
U.S. Large Company Portfolio	17.3%
DFA Inflation-Protected Securities Portfolio	9.6%
Large Cap International Portfolio	6.5%
Emerging Markets Core Equity 2 Portfolio	4.9%
DFA Short-Term Extended Quality Portfolio	4.5%
DFA Two-Year Global Fixed Income Portfolio	4.5%
International Core Equity 2 Portfolio	3.3%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRIGX

Dimensional 2040 Target Date Retirement Income Fund
DRIHX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2040 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$202,773,072
Number of Holdings	9
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA LTIP Portfolio	22.6%
U.S. Large Company Portfolio	22.4%
U.S. Core Equity 1 Portfolio	22.3%
Large Cap International Portfolio	8.4%
DFA Short-Term Extended Quality Portfolio	7.0%
DFA Two-Year Global Fixed Income Portfolio	6.9%
Emerging Markets Core Equity 2 Portfolio	6.2%
International Core Equity 2 Portfolio	4.2%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DRIHX

DFA Social Fixed Income Portfolio
DSFIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Social Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$716,224,387
Number of Holdings	422
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Bonds	50.9%
U.S. Treasury Obligations	42.3%
Agency Obligations	6.8%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	8.5%
1 to 3 Years	10.5%
3 to 5 Years	22.1%
5 to 10 Years	24.5%
Greater than 10 Years	34.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DSFIX

DFA Diversified Fixed Income Portfolio
DFXIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Diversified Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7	0.15%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,678,094,040
Number of Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Intermediate Government Fixed Income Portfolio	50.1%
DFA Two-Year Global Fixed Income Portfolio	30.0%
U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/32	5.1%
U.S. Treasury Inflation-Indexed Notes 1.750% due 01/15/34	5.0%
U.S. Treasury Inflation-Indexed Bonds 3.375% due 04/15/32	4.8%
U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/31	3.0%
U.S. Treasury Inflation-Indexed Notes 2.125% due 01/15/35	2.0%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFXIX

Dimensional VA Equity Allocation Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional VA Equity Allocation Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.31%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$304,659,877
Number of Holdings	10
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	28.2%
U.S. Large Company Portfolio	22.6%
Dimensional VA U.S. Targeted Value Portfolio	12.7%
International Core Equity 2 Portfolio	11.9%
Emerging Markets Core Equity 2 Portfolio	9.2%
Dimensional VA U.S. Large Value Portfolio	7.1%
Dimensional VA International Small Portfolio	3.7%
Dimensional VA International Value Portfolio	2.8%
DFA Real Estate Securities Portfolio	1.3%
DFA International Real Estate Securities Portfolio	0.5%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-VAEA

DFA MN Municipal Bond Portfolio
DMNBX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA MN Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$27,756,143
Number of Holdings	86
Portfolio Turnover Rate	24%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	64.1%
School District	27.6%
Education	2.0%
Medical	1.5%
Higher Education	1.3%
Water	1.2%
Airport	1.1%
General	0.7%
Utilities	0.5%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	38.4%
1 to 3 Years	47.6%
3 to 5 Years	3.2%
5 to 10 Years	10.0%
Greater than 10 Years	0.8%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DMNBX

DFA California Municipal Real Return Portfolio
DCARX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA California Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.25%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$396,418,661
Number of Holdings	338
Portfolio Turnover Rate	27%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	29.6%
School District	24.2%
General	21.7%
Higher Education	7.2%
Water	6.2%
Power	3.1%
Medical	2.9%
Commercial Paper	2.8%
Education	1.3%
Transportation	0.7%
Mello-Roos	0.2%
Airport	0.1%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	27.9%
1 to 3 Years	44.2%
3 to 5 Years	9.1%
5 to 10 Years	11.5%
Greater than 10 Years	7.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DCARX

DFA Global Core Plus Fixed Income Portfolio
DGCFX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Global Core Plus Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.23%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,913,097,730
Number of Holdings	662
Portfolio Turnover Rate	21%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	53.6%
Canada	14.5%
Australia	6.4%
France	5.9%
Japan	5.1%
Germany	3.2%
United Kingdom	1.8%
Netherlands	1.3%
Italy	1.2%
Supranational	1.2%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	2.5%
1 to 3 Years	5.3%
3 to 5 Years	10.3%
5 to 10 Years	53.2%
Greater than 10 Years	28.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DGCFX

Emerging Markets Sustainability Core 1 Portfolio
DESIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.42%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,300,939,767
Number of Holdings	4,887
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	5.7%
Samsung Electronics Co. Ltd. (005930KS)	3.2%
Tencent Holdings Ltd.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2.2%
SK Hynix, Inc.	1.8%
Samsung Electronics Co. Ltd. (SMSN LI), GDR	1.4%
Alibaba Group Holding Ltd.	1.3%
MediaTek, Inc.	0.8%
Delta Electronics, Inc.	0.6%
Hon Hai Precision Industry Co. Ltd.	0.6%

Top Countries (% of Total Investments) †
China	25.0%
Taiwan	24.2%
South Korea	19.0%
India	12.2%
Brazil	4.1%
South Africa	2.4%
Saudi Arabia	2.3%
Mexico	1.9%
United Arab Emirates	1.5%
Poland	1.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DESIX

DFA Global Sustainability Fixed Income Portfolio
DGSFX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Global Sustainability Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$689,592,903
Number of Holdings	246
Portfolio Turnover Rate	17%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	29.8%
Canada	15.4%
Supranational	14.3%
Japan	6.6%
Australia	5.9%
France	5.9%
Germany	4.4%
United Kingdom	4.0%
Netherlands	3.7%
Belgium	3.1%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	3.2%
1 to 3 Years	19.0%
3 to 5 Years	10.1%
5 to 10 Years	24.6%
Greater than 10 Years	43.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DGSFX

DFA Oregon Municipal Bond Portfolio
DOGMX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Oregon Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$99,865,081
Number of Holdings	160
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
Medical	32.5%
Transportation	17.1%
Higher Education	12.1%
General	11.3%
General Obligation	10.0%
School District	7.3%
Water	5.0%
Development	3.2%
Utilities	1.0%
Power	0.5%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	17.0%
1 to 3 Years	18.0%
3 to 5 Years	10.4%
5 to 10 Years	23.0%
Greater than 10 Years	31.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DOGMX

DFA Selective State Municipal Bond Portfolio
DSSMX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.23%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$574,551,180
Number of Holdings	601
Portfolio Turnover Rate	22%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	30.2%
Medical	16.7%
School District	15.3%
General	8.7%
Transportation	6.1%
Power	5.4%
Water	5.2%
Higher Education	3.7%
Utilities	2.9%
Commercial Paper	2.3%
Education	1.8%
Airport	1.1%
Development	0.3%
Bond Bank	0.1%
Housing	0.1%
Facilities	0.1%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	15.2%
1 to 3 Years	11.2%
3 to 5 Years	9.4%
5 to 10 Years	19.2%
Greater than 10 Years	45.0%
PAGE 1	DFA043026-DSSMX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA043026-DSSMX

Global Social Core Equity Portfolio
DGBEX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Global Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.32%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$97,180,073
Number of Holdings	4
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Social Core Equity 2 Portfolio	61.5%
International Social Core Equity Portfolio	25.6%
Emerging Markets Social Core Equity Portfolio	12.9%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DGBEX

Dimensional 2065 Target Date Retirement Income Fund
DTDRX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$50,741,019
Number of Holdings	8
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	33.5%
U.S. Large Company Portfolio	33.5%
Large Cap International Portfolio	12.4%
Emerging Markets Core Equity 2 Portfolio	9.4%
International Core Equity 2 Portfolio	6.2%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DTDRX

U.S. Sustainability Targeted Value Portfolio
DAABX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.32%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$592,277,439
Number of Holdings	902
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Viatris, Inc.	1.1%
TTM Technologies, Inc.	1.0%
WESCO International, Inc.	0.9%
Ball Corp.	0.9%
Toll Brothers, Inc.	0.8%
Amkor Technology, Inc.	0.8%
CNH Industrial NV	0.8%
TD SYNNEX Corp.	0.8%
BorgWarner, Inc.	0.7%
Arrow Electronics, Inc.	0.6%

Sector Allocation (% of Total Investments) †
Financials	28.3%
Industrials	18.2%
Consumer Discretionary	16.0%
Information Technology	10.3%
Health Care	8.6%
Materials	5.5%
Consumer Staples	5.2%
Energy	3.4%
Communication Services	3.0%
Real Estate	1.1%
Utilities	0.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DAABX

DFA Global Core Plus Real Return Portfolio
DFAAX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Global Core Plus Real Return Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.29%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$306,676,521
Number of Holdings	323
Portfolio Turnover Rate	26%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	54.8%
Canada	13.0%
France	7.4%
Japan	5.4%
Australia	4.5%
United Kingdom	3.6%
Germany	2.3%
Netherlands	1.1%
Denmark	1.0%
Finland	1.0%
†	Excludes money market funds and collateral for loaned securities, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	3.0%
1 to 3 Years	5.7%
3 to 5 Years	9.2%
5 to 10 Years	55.6%
Greater than 10 Years	26.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAAX

DFA Short-Term Selective State Municipal Bond Portfolio
DFABX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Short-Term Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.25%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$187,763,137
Number of Holdings	367
Portfolio Turnover Rate	56%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	36.9%
School District	23.6%
Medical	8.7%
General	7.6%
Higher Education	5.5%
Education	4.8%
Water	3.8%
Power	2.9%
Transportation	2.2%
Commercial Paper	1.8%
Utilities	1.4%
Airport	0.5%
Bond Bank	0.3%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	66.2%
1 to 3 Years	20.4%
3 to 5 Years	3.2%
5 to 10 Years	9.1%
Greater than 10 Years	1.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFABX

Dimensional 2070 Target Date Retirement Income Fund
DFARX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional 2070 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,026,236
Number of Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	33.5%
U.S. Large Company Portfolio	33.5%
Large Cap International Portfolio	12.3%
Emerging Markets Core Equity 2 Portfolio	9.3%
International Core Equity 2 Portfolio	6.3%
DFA Two-Year Global Fixed Income Portfolio	2.9%
DFA Short-Term Extended Quality Portfolio	2.2%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFARX

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
DADIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.52%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$165,538,446
Number of Holdings	2,151
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Unimicron Technology Corp.	0.9%
Helvetia Baloise Holding AG	0.6%
Bank of Ireland Group PLC	0.6%
Cie Generale des Etablissements Michelin SCA	0.6%
Magna International, Inc.	0.6%
Julius Baer Group Ltd.	0.6%
Mitsui Kinzoku Co. Ltd.	0.6%
NN Group NV	0.6%
Resonac Holdings Corp.	0.5%
Banco BPM SpA	0.5%

Top Countries (% of Total Investments) †
Japan	16.2%
China	8.8%
United Kingdom	8.5%
Taiwan	7.3%
Canada	7.1%
Switzerland	6.2%
France	4.8%
South Korea	4.7%
India	4.4%
Australia	4.1%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DADIX

(b)  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.
(a)	Please see the Schedules of Investments contained in the Semi-Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)     Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Please see Financial Statements included below.

(b)     Please see Financial Highlights included below.

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Global Core Plus Real Return Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
FRN	Floating Rate Note
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2026.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Ʊ	Commencement of Operations

2

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.4%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	3.745%, 02/10/27	16,300	$16,307,337
BONDS — (28.7%)
African Development Bank
	4.375%, 11/03/27	59,400	59,770,389
Amazon.com, Inc.
	3.150%, 08/22/27	5,818	5,752,721
Amazon.com, Inc., SOFR + 0.440%, FRN
(r)	4.093%, 03/13/28	127,000	127,139,700
Asian Development Bank
	3.125%, 08/20/27	47,000	46,528,984
	2.500%, 11/02/27	36,200	35,453,628
Asian Development Bank, SOFR + 1.000%, FRN
(r)	4.653%, 06/16/26	2,503	2,505,628
Australia & New Zealand Banking Group Ltd.
	4.900%, 07/16/27	3,480	3,514,075
	3.919%, 09/30/27	2,500	2,493,926
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.339%, 07/16/27	46,841	47,023,691
(r)	4.339%, 07/16/27	17,200	17,267,084
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.468%, 01/18/27	8,100	8,128,674
#(r)	4.468%, 01/18/27	3,576	3,588,659
CDP Financial, Inc.
Ω	1.000%, 05/26/26	5,000	4,990,104
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.019%, 02/26/27	19,870	19,882,869
Citibank NA, SOFR + 0.781%, FRN
(r)	4.439%, 05/29/27	29,541	29,672,753
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	2,100	2,074,386
Commonwealth Bank of Australia, SOFR + 0.520%, FRN
(r)Ω	4.177%, 06/15/26	2,287	2,287,979
		Face Amount	Value†
		(000)

Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	4.297%, 03/14/28	23,000	$23,079,636
Cooperatieve Rabobank UA, SOFR + 0.410%, FRN
#(r)	4.060%, 01/14/28	56,178	56,241,818
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.249%, 05/27/27	40,840	40,948,022
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.278%, 08/28/26	28,965	28,999,816
CPPIB Capital, Inc.
	2.750%, 11/02/27	39,000	38,317,166
Dexia SA
Ω	4.500%, 03/19/27	34,816	34,950,581
European Investment Bank
	3.250%, 11/15/27	18,024	17,846,351
European Stability Mechanism
	4.750%, 09/14/26	44,300	44,449,529
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.823%, 09/16/26	800	800,056
Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	3.929%, 04/12/27	18,220	18,230,705
Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.001%, 10/04/27	46,000	46,094,759
International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	3.944%, 02/23/27	3,249	3,252,704
(r)	3.945%, 11/18/27	3,500	3,505,051
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.019%, 01/12/27	27,400	27,433,786

3

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

International Finance Corp., SOFR + 0.270%, FRN
(r)	3.918%, 07/30/27	77,284	$77,372,463
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.654%, 12/08/26	2,500	2,509,750
Kreditanstalt fuer Wiederaufbau
	4.625%, 08/07/26	5,000	5,010,223
	3.500%, 08/27/27	6,900	6,866,164
Landwirtschaftliche Rentenbank
	1.750%, 07/27/26	11,866	11,806,970
Macquarie Bank Ltd., SOFR + 0.480%, FRN
(r)Ω	4.149%, 02/03/28	41,400	41,371,636
(r)	4.149%, 02/03/28	5,490	5,486,239
Merck & Co., Inc., SOFR + 0.460%, FRN
(r)	4.113%, 09/15/27	20,384	20,431,209
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.811%, 10/30/26	3,400	3,412,254
National Australia Bank Ltd.
	3.905%, 06/09/27	1,737	1,733,011
	5.087%, 06/11/27	8,000	8,087,143
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.257%, 10/26/27	6,160	6,177,648
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)	4.307%, 01/12/27	2,000	2,004,502
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.232%, 05/20/27	3,500	3,503,987
NBN Co. Ltd.
Ω	4.000%, 10/01/27	1,165	1,160,949
Ontario Teachers' Finance Trust
	3.000%, 04/13/27	23,400	23,205,822
Province of British Columbia
#	0.900%, 07/20/26	109,200	108,499,394
	4.700%, 01/24/28	23,700	23,980,138
Province of Ontario
	2.300%, 06/15/26	7,326	7,312,140
		Face Amount	Value†
		(000)

	Sanofi SA, SOFR + 0.460%, FRN
(r)	4.129%, 11/03/27	28,030	$28,108,632
	Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.669%, 08/03/26	3,900	3,908,173
	Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	4.903%, 06/15/26	9,792	9,803,576
	Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.046%, 08/20/27	18,600	18,577,680
	Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.078%, 04/28/27	29,582	29,635,390
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.723%, 12/11/26	3,600	3,613,968
	Westpac Banking Corp.
	4.043%, 08/26/27	8,800	8,793,125
	5.457%, 11/18/27	1,600	1,631,566
	Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.118%, 10/20/26	53,600	53,647,174
	TOTAL BONDS		1,319,876,156
U.S. TREASURY OBLIGATIONS — (21.4%)
	U.S. Treasury Notes
	2.250%, 08/15/27	26,700	26,161,828
	0.500%, 08/31/27	22,300	21,335,699
	3.125%, 08/31/27	24,800	24,566,531
	3.375%, 09/15/27	11,500	11,426,777
	3.500%, 09/30/27	64,100	63,782,004
	3.875%, 10/15/27	105,500	105,500,000
	3.500%, 10/31/27	46,000	45,750,234
	4.125%, 10/31/27	9,000	9,031,641
	4.125%, 11/15/27	60,200	60,416,344
	3.875%, 11/30/27	50,000	49,994,141
	U.S. Treasury Notes, 3M USTMMR + 0.099%, FRN
(r)	3.722%, 01/31/28	92,156	92,162,442
	U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	3.783%, 04/30/27	154,850	155,018,144
	U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r)	3.813%, 10/31/27	233,000	233,358,498

4

DFA One-Year Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 3.782%, 07/31/27	86,000	$86,082,097
TOTAL U.S. TREASURY OBLIGATIONS		984,586,380

COMMERCIAL PAPER — (48.4%)
Australia & New Zealand Banking Group Ltd.
Ω	3.783%, 07/22/26	10,000	9,912,443
BNG Bank NV
Ω	3.756%, 05/29/26	14,000	13,957,625
Ω	3.808%, 07/08/26	45,000	44,675,442
Caisse des Depots et Consignations
Ω	3.803%, 05/21/26	60,000	59,869,572
Ω	3.840%, 06/17/26	7,450	7,412,512
Ω	3.841%, 06/17/26	40,000	39,798,720
Ω	3.851%, 07/16/26	25,000	24,797,038
CDP Financial, Inc.
Ω	3.874%, 09/04/26	50,000	49,320,080
Cisco Systems, Inc.
Ω	3.742%, 06/12/26	40,000	39,823,556
Ω	3.717%, 07/21/26	10,000	9,915,889
Ω	3.781%, 05/26/26	8,000	7,978,778
Ω	3.878%, 09/01/26	45,000	44,427,636
Ω	3.903%, 10/05/26	7,000	6,885,939
Commonwealth Bank of Australia
Ω	3.790%, 08/27/26	28,000	27,647,239
DBS Bank Ltd.
Ω	3.797%, 05/06/26	25,000	24,984,637
Ω	3.800%, 05/12/26	55,000	54,932,113
DNB Bank ASA
Ω	3.798%, 07/14/26	5,000	4,961,499
Ω	3.782%, 07/31/26	35,000	34,665,722
Erste Abwicklungsanstalt
Ω	3.736%, 05/28/26	20,000	19,941,868
Ω	3.724%, 05/11/26	45,000	44,948,983
Johnson & Johnson
Ω	3.794%, 05/29/26	10,000	9,970,611
Kreditanstalt fuer Wiederaufbau
Ω	3.769%, 07/27/26	15,000	14,865,066
Ω	3.811%, 06/11/26	45,000	44,807,746
Ω	3.833%, 06/22/26	25,000	24,864,813
Ω	3.806%, 07/15/26	15,000	14,883,467
Ω	3.829%, 07/24/26	9,250	9,169,628
LVMH Moet Hennessy Louis Vuitton SE
Ω	3.860%, 08/03/26	8,000	7,922,311
		Face Amount	Value†
		(000)
Ω	3.881%, 08/13/26	35,350	$34,970,578
Ω	3.861%, 09/17/26	36,000	35,482,936
Ω	3.926%, 10/09/26	10,000	9,833,320
Ω	3.927%, 10/13/26	35,000	34,402,000
National Australia Bank Ltd.
Ω	3.874%, 08/10/26	25,000	24,733,808
National Securities Clearing Corp.
Ω	3.821%, 06/02/26	35,200	35,078,870
Nederlandse Waterschapsbank NV
Ω	3.691%, 06/16/26	45,000	44,779,846
Ω	3.809%, 07/10/26	35,000	34,742,526
Nestle Finance International Ltd.
Ω	3.742%, 06/30/26	19,000	18,880,579
Ω	3.797%, 06/30/26	10,000	9,937,147
Ω	3.971%, 08/31/26	5,500	5,430,640
Ω	3.972%, 08/31/26	7,000	6,911,724
Nordea Bank Abp
Ω	3.790%, 07/14/26	6,000	5,952,505
Ω	3.778%, 07/20/26	12,500	12,393,203
Ω	3.790%, 07/20/26	14,750	14,623,979
Ω	3.780%, 07/27/26	45,000	44,582,611
Ω	3.782%, 07/31/26	50,000	49,515,275
Ω	3.764%, 06/09/26	5,000	4,979,144
Ω	3.785%, 06/09/26	3,275	3,261,339
Norfina Ltd.
Ω	3.792%, 06/10/26	14,000	13,939,975
Oesterreichische Kontrollbank AG
	3.726%, 05/07/26	20,000	19,985,650
	3.873%, 05/06/26	12,000	11,992,626
OMERS Finance Trust
Ω	3.776%, 05/01/26	48,000	47,995,051
Procter & Gamble Co.
Ω	3.704%, 05/11/26	45,000	44,950,198
Ω	3.703%, 05/12/26	2,000	1,997,585
Ω	3.778%, 06/08/26	19,000	18,926,126
Province of Alberta
Ω	3.775%, 05/04/26	6,500	6,497,381
Ω	3.902%, 05/28/26	45,000	44,871,673
Ω	3.776%, 06/01/26	37,000	36,879,276
Ω	3.870%, 06/18/26	17,000	16,914,934
Ω	3.817%, 06/25/26	12,000	11,931,331
Ω	3.905%, 07/20/26	14,000	13,884,301
Province of Ontario
	3.734%, 05/29/26	20,000	19,940,900
PSP Capital, Inc.
Ω	3.744%, 05/26/26	45,000	44,879,152
Ω	3.743%, 05/26/26	32,000	31,914,064
Ω	3.916%, 08/24/26	35,000	34,574,001
Ω	3.851%, 08/21/26	20,000	19,762,994

5

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Queensland Treasury Corp.
	3.833%, 07/14/26	24,500	$24,312,423
Royal Bank of Canada
Ω	3.800%, 07/23/26	45,000	44,593,438
Sanofi SA
Ω	3.839%, 06/11/26	58,500	58,248,567
Ω	3.893%, 09/17/26	15,000	14,785,139
Ω	3.937%, 09/17/26	31,000	30,555,953
Siemens Capital Co. LLC
Ω	3.740%, 06/10/26	7,000	6,970,872
Svensk Exportkredit AB
	3.736%, 05/26/26	15,000	14,959,814
	3.834%, 06/04/26	47,250	47,078,804
	3.777%, 06/29/26	45,000	44,717,998
Svenska Handelsbanken AB
Ω	3.802%, 07/22/26	23,500	23,296,154
Swedbank AB
Ω	3.789%, 07/22/26	17,150	16,999,591
Ω	3.787%, 06/30/26	5,000	4,967,759
Toronto-Dominion Bank
Ω	3.776%, 05/19/26	50,000	49,901,100
Ω	3.992%, 09/18/26	25,000	24,627,625
Ω	3.926%, 09/21/26	50,000	49,239,070
Ω	3.937%, 09/22/26	10,000	9,846,735
TotalEnergies Capital SA
Ω	3.862%, 06/18/26	40,000	39,793,364
		Face Amount	Value†
		(000)
Ω	3.994%, 06/23/26	50,000	$49,714,850
Ω	3.887%, 06/29/26	45,000	44,714,250
United Overseas Bank Ltd.
Ω	3.831%, 07/06/26	29,000	28,794,779
Ω	3.823%, 07/13/26	30,000	29,765,379
TOTAL COMMERCIAL PAPER (Cost $2,227,825,303)			2,227,553,845

		Shares	Value
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	42,875,814	42,875,814
TOTAL INVESTMENT SECURITIES (Cost $4,590,815,590)			4,591,199,532
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	628,482	7,268,396
TOTAL INVESTMENTS — (100.0%)
(Cost $4,598,083,986)			$4,598,467,928
As of April 30, 2026, the value of Rule 144A securities amounted to $2,247,696,157 or 49.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$16,307,337	—	$16,307,337
Bonds	—	1,319,876,156	—	1,319,876,156
U.S. Treasury Obligations	—	984,586,380	—	984,586,380
Commercial Paper	—	2,227,553,845	—	2,227,553,845
Securities Lending Collateral	—	7,268,396	—	7,268,396
Money Market Funds	$42,875,814	—	—	42,875,814
Total Investments in Securities	$42,875,814	$4,555,592,114	—	$4,598,467,928
See accompanying Notes to Financial Statements.
6

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Farm Credit Banks Funding Corp.
(r)	SOFR + 0.115%, FRN, 3.745%, 02/10/27		7,000	$7,003,151
BONDS — (73.5%)
AUSTRALIA — (8.3%)
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.810%, FRN, 4.468%, 01/18/27		23,000	23,081,420
(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		1,125	1,128,982
	4.750%, 02/05/27	AUD	7,300	5,242,760
(r)	3M Swap + 0.700%, FRN, 4.959%, 06/18/27	AUD	10,000	7,221,604
(r)	SOFR + 0.680%, FRN, 4.339%, 07/16/27		2,400	2,409,361
	4.100%, 09/28/27	AUD	869	616,152
(r)Ω	SOFR + 0.650%, FRN, 4.308%, 09/30/27		12,353	12,396,008
(r)	3M Swap + 1.200%, FRN, 5.134%, 11/04/27	AUD	6,500	4,727,128
	5.350%, 11/04/27	AUD	24,800	17,879,047
(r)	3M Swap + 0.680%, FRN, 4.646%, 02/18/28	AUD	22,000	15,886,104
(r)	3M Swap + 0.930%, FRN, 5.080%, 09/11/28	AUD	4,800	3,485,169
Australia Government Bonds
	4.750%, 04/21/27	AUD	10,000	7,201,014
Commonwealth Bank of Australia
	2.400%, 01/14/27	AUD	20,010	14,149,196
(r)	3M Swap + 0.700%, FRN, 5.046%, 07/22/27	AUD	1,500	1,083,651
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	4.400%, 08/18/27	AUD	8,620	$6,144,656
(r)	3M Swap + 1.020%, FRN, 4.986%, 08/18/27	AUD	3,070	2,226,117
	5.000%, 01/13/28	AUD	29,520	21,151,128
(r)	SOFR + 0.640%, FRN, 4.297%, 03/14/28		10,000	10,034,624
(r)Ω	SOFR + 0.640%, FRN, 4.297%, 03/14/28		5,000	5,017,312
(r)	3M Swap + 0.950%, FRN, 4.914%, 08/17/28	AUD	11,900	8,644,171
National Australia Bank Ltd.
	2.900%, 02/25/27	AUD	11,857	8,384,842
	4.950%, 05/10/27	AUD	2,200	1,580,881
	4.450%, 10/18/27	AUD	4,072	2,899,712
(r)	3M Swap + 0.700%, FRN, 5.031%, 10/18/27	AUD	16,000	11,559,059
(r)Ω	SOFR + 0.600%, FRN, 4.257%, 10/26/27		37,729	37,837,094
	4.950%, 11/25/27	AUD	5,731	4,106,725
(r)	3M Swap + 1.200%, FRN, 5.193%, 11/25/27	AUD	12,500	9,096,121
(r)	3M Swap + 0.780%, FRN, 5.117%, 04/14/28	AUD	23,900	17,298,350
(r)	3M Swap + 1.000%, FRN, 4.956%, 05/12/28	AUD	9,500	6,900,398
New South Wales Treasury Corp.
	3.000%, 05/20/27	AUD	35,000	24,738,136
Norfina Ltd.
(r)	3M Swap + 0.740%, FRN, 5.043%, 09/27/27	AUD	9,540	6,889,204
	4.800%, 12/14/27	AUD	5,410	3,862,953
(r)	3M Swap + 1.250%, FRN, 5.424%, 12/14/27	AUD	2,300	1,673,454

7

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.730%, FRN, 5.098%, 07/28/28	AUD	10,000	$7,217,357
Queensland Treasury Corp.
	2.750%, 08/20/27	AUD	15,000	10,519,012
South Australian Government Financing Authority
	3.000%, 09/20/27	AUD	10,000	7,021,242
Treasury Corp. of Victoria
	1.250%, 11/19/27	AUD	25,000	17,035,641
Western Australian Treasury Corp.
	3.000%, 10/21/27	AUD	10,000	7,011,883
Westpac Banking Corp.
	2.400%, 01/25/27	AUD	5,400	3,814,603
	1.125%, 09/05/27	EUR	7,000	8,028,524
(r)	3M Swap + 1.230%, FRN, 5.177%, 11/11/27	AUD	10,000	7,280,136
(r)	3M Swap + 0.980%, FRN, 4.937%, 02/16/28	AUD	15,000	10,888,347
(r)	3M Swap + 0.930%, FRN, 5.196%, 09/19/28	AUD	900	653,469
TOTAL AUSTRALIA				386,022,747
BELGIUM — (1.2%)
Dexia SA
Δ	0.000%, 01/21/28	EUR	37,800	42,223,168
Kingdom of Belgium Government Bonds
Δ	0.000%, 10/22/27	EUR	10,000	11,290,045
TOTAL BELGIUM				53,513,213
CANADA — (19.9%)
Bank of Montreal
	3.190%, 03/01/28	CAD	184,100	135,191,894
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	80,000	58,682,961
Canada Government Bonds
	2.500%, 11/01/27	CAD	35,000	25,625,612
	2.250%, 02/01/28	CAD	54,500	39,663,610
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.30%, FRN, 2.601%, 09/15/27	CAD	5,000	3,688,924
Ω	3.600%, 12/15/27	CAD	77,200	57,434,959
			Face Amount^	Value†
			(000)

CANADA — (Continued)
CDP Financial, Inc.
Ω	3.800%, 06/02/27	CAD	39,400	$29,300,188
	3.800%, 06/02/27	CAD	10,000	7,436,596
	3.700%, 03/08/28	CAD	79,000	58,817,735
City of Montreal
	3.000%, 09/01/27	CAD	42,000	30,957,588
CPPIB Capital, Inc.
	2.850%, 06/01/27	CAD	22,500	16,571,336
	2.750%, 11/02/27		20,000	19,649,829
	3.250%, 03/08/28	CAD	35,000	25,868,848
	3.000%, 06/15/28	CAD	35,400	26,025,326
OMERS Finance Trust
	1.550%, 04/21/27	CAD	22,500	16,355,670
Ontario Teachers' Finance Trust
	1.100%, 10/19/27	CAD	10,000	7,167,961
Province of Alberta
	2.900%, 12/01/28	CAD	80,100	58,701,474
Province of British Columbia
	2.950%, 12/18/28	CAD	20,000	14,670,004
Province of Manitoba
	2.600%, 06/02/27	CAD	17,900	13,148,234
	3.000%, 06/02/28	CAD	2,500	1,838,683
Province of Nova Scotia
	2.100%, 06/01/27	CAD	25,000	18,267,935
Province of Ontario
	1.050%, 09/08/27	CAD	8,000	5,749,682
	2.900%, 06/02/28	CAD	25,000	18,351,861
	3.400%, 09/08/28	CAD	73,900	54,799,759
	4.000%, 03/08/29	CAD	64,000	48,201,539
Province of Quebec
	2.750%, 09/01/27	CAD	104,200	76,606,389
	2.750%, 09/01/28	CAD	64,000	46,772,982
PSP Capital, Inc.
	1.500%, 03/15/28	CAD	10,000	7,157,286
TOTAL CANADA				922,704,865
FINLAND — (1.8%)
Finnvera OYJ
Δ	0.000%, 09/15/27	EUR	3,590	4,061,353
Kuntarahoitus OYJ
	2.875%, 01/18/28	EUR	31,560	37,083,688
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.391%, 03/19/27		16,687	16,743,202
	1.125%, 09/27/27	EUR	3,000	3,431,939
OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	18,080	20,308,677
TOTAL FINLAND				81,628,859

8

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (1.0%)
Caisse des Depots et Consignations
	3.000%, 11/25/27	EUR	10,500	$12,353,205
Dexia SA
	1.000%, 10/18/27	EUR	1,550	1,770,464
L'Oreal SA
	2.500%, 11/06/27	EUR	11,100	12,962,992
LVMH Moet Hennessy Louis Vuitton SE
	2.750%, 11/07/27	EUR	11,000	12,882,351
	0.125%, 02/11/28	EUR	2,000	2,237,624
Region of Ile de France
	0.625%, 04/23/27	EUR	2,000	2,298,939
TOTAL FRANCE				44,505,575
GERMANY — (1.2%)
Deutsche Bahn AG
	3.500%, 09/20/27	EUR	6,590	7,800,770
Kreditanstalt fuer Wiederaufbau
	2.000%, 02/15/27	AUD	22,000	15,494,091
	4.300%, 07/13/27	AUD	14,000	10,005,018
Landwirtschaftliche Rentenbank
	1.750%, 07/27/26		10,908	10,853,736
	0.375%, 02/14/28	EUR	3,000	3,372,997
Siemens Financieringsmaatschappij NV
	0.900%, 02/28/28	EUR	4,500	5,095,996
State of North Rhine-Westphalia
	0.950%, 03/13/28	EUR	2,000	2,268,477
TOTAL GERMANY				54,891,085
NETHERLANDS — (6.0%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.441%, 07/07/28		31,000	31,065,720
BNG Bank NV
	0.875%, 05/18/26		45,000	44,937,681
	2.750%, 10/04/27	EUR	2,000	2,346,557
	0.750%, 01/11/28	EUR	15,600	17,694,710
	3.000%, 02/23/28	EUR	16,270	19,152,813
(r)Ω	SOFR + 1.000%, FRN, 4.653%, 03/17/28		25,000	25,325,564
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.278%, 08/28/26		24,690	24,719,678
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	SOFR + 0.710%, FRN, 4.365%, 03/05/27		13,000	$13,039,891
(r)	SOFR + 0.590%, FRN, 4.249%, 05/27/27		34,340	34,430,829
(r)	3M Swap + 0.650%, FRN, 4.637%, 08/20/27	AUD	12,700	9,164,854
(r)	SOFR + 0.410%, FRN, 4.060%, 01/14/28		16,133	16,151,327
(r)	3M Swap + 0.750%, FRN, 4.742%, 05/26/28	AUD	22,110	15,975,085
(r)	SOFR + 0.590%, FRN, 4.240%, 10/17/28		18,070	18,079,033
Nederlandse Waterschapsbank NV
	2.500%, 09/13/27	EUR	2,000	2,338,877
	2.750%, 11/09/27	EUR	5,040	5,913,506
TOTAL NETHERLANDS				280,336,125
NEW ZEALAND — (5.8%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	260,000	143,342,571
New Zealand Local Government Funding Agency Bonds
	4.500%, 04/15/27	NZD	60,000	35,837,388
	4.400%, 09/08/27	AUD	14,000	9,995,241
	2.250%, 05/15/28	NZD	135,786	77,691,022
TOTAL NEW ZEALAND				266,866,222
NORWAY — (1.3%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 4.653%, 06/17/26		8,598	8,607,525
	2.750%, 11/29/27	EUR	2,000	2,346,392
(r)Ω	SOFR + 0.400%, FRN, 4.059%, 03/03/28		50,600	50,707,090
TOTAL NORWAY				61,661,007

9

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SINGAPORE — (2.8%)
DBS Bank Ltd.
(r)	3M Swap + 0.770%, FRN, 4.762%, 02/26/27	AUD	19,550	$14,111,199
(r)	3M Swap + 0.670%, FRN, 4.664%, 02/21/28	AUD	20,000	14,430,825
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.256%, 03/21/28		10,000	10,031,355
Temasek Financial I Ltd.
(r)Ω	SOFR + 0.380%, FRN, 4.046%, 08/20/27		27,480	27,447,024
(r)	SOFR + 0.380%, FRN, 4.046%, 08/20/27		10,615	10,602,262
	1.500%, 03/01/28	EUR	13,565	15,490,222
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.708%, 02/24/27	AUD	9,200	6,638,975
(r)	3M Swap + 0.720%, FRN, 5.040%, 04/16/27	AUD	10,000	7,219,660
(r)	3M Swap + 0.650%, FRN, 4.636%, 02/28/28	AUD	31,250	22,547,715
TOTAL SINGAPORE				128,519,237
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.8%)
African Development Bank
	0.875%, 07/22/26		15,000	14,903,294
	3.300%, 07/27/27	AUD	9,400	6,624,263
	4.375%, 11/03/27		12,000	12,074,826
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 4.653%, 06/16/26		809	809,850
(r)	SOFR + 1.000%, FRN, 4.660%, 08/27/26		11,740	11,774,163
(r)	SOFR + 1.000%, FRN, 4.651%, 04/06/27		22,254	22,408,482
	3.400%, 09/10/27	AUD	9,755	6,878,157
	2.500%, 11/02/27		18,000	17,628,876
Asian Infrastructure Investment Bank
	3.000%, 02/14/28	EUR	18,290	21,544,531
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	3.994%, 02/20/28		59,100	$59,145,322
European Financial Stability Facility
Δ	0.000%, 10/13/27	EUR	8,400	9,476,004
	2.500%, 12/15/27	EUR	46,300	54,085,669
European Investment Bank
	1.800%, 01/19/27	AUD	8,455	5,957,339
	0.750%, 07/15/27	AUD	29,500	20,208,674
European Stability Mechanism
	2.375%, 09/30/27	EUR	5,100	5,955,225
European Union
	2.875%, 12/06/27	EUR	60,800	71,484,561
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 3.823%, 09/16/26		16,100	16,101,127
(r)	SOFR + 0.280%, FRN, 3.929%, 04/12/27		8,750	8,755,141
	0.875%, 08/27/27	CAD	6,000	4,302,764
(r)	SOFR + 0.350%, FRN, 4.001%, 10/04/27		87,500	87,680,248
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 3.833%, 06/15/26		18,500	18,502,424
(r)	SOFR + 0.370%, FRN, 4.019%, 01/12/27		4,000	4,004,932
(r)	SOFR + 0.280%, FRN, 3.944%, 02/23/27		60,000	60,068,400
#(r)	SOFR + 0.270%, FRN, 3.923%, 06/15/27		34,000	34,051,266
	3.500%, 01/12/29	CAD	4,700	3,494,993
International Finance Corp.
	4.450%, 05/14/27	AUD	3,000	2,148,576
(r)	SOFR + 0.270%, FRN, 3.918%, 07/30/27		6,930	6,937,932

10

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	3.200%, 10/18/27	AUD	1,500	$1,052,808
Nordic Investment Bank, SOFR + 1.000%, FRN
(r)	4.666%, 05/12/26		4,000	4,000,987
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				592,060,834
SWEDEN — (3.1%)
Kommuninvest I Sverige AB
	3.125%, 12/08/27	EUR	2,000	2,361,263
Skandinaviska Enskilda Banken AB
	4.125%, 06/29/27	EUR	2,000	2,379,164
(r)Ω	SOFR + 0.750%, FRN, 4.408%, 06/02/28		9,400	9,422,727
(r)Ω	SOFR + 0.680%, FRN, 4.333%, 03/12/29		30,380	30,364,044
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.669%, 08/03/26		51,467	51,574,860
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 4.903%, 06/15/26		10,650	10,662,590
	3.750%, 11/01/27	EUR	6,000	7,120,956
(r)Ω	SOFR + 0.740%, FRN, 4.401%, 05/23/28		29,270	29,392,703
TOTAL SWEDEN				143,278,307
UNITED STATES — (8.3%)
Abbott Ireland Financing DAC
	0.375%, 11/19/27	EUR	1,000	1,130,679
Amazon.com, Inc., SOFR + 0.590%, FRN
(r)	4.243%, 03/13/29		60,425	60,550,382
Apple, Inc.
	2.000%, 09/17/27	EUR	11,000	12,775,065
Berkshire Hathaway, Inc.
	2.150%, 03/15/28	EUR	2,000	2,311,458
Chevron USA, Inc.
(r)	SOFR + 0.360%, FRN, 4.019%, 02/26/27		23,606	23,621,289
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
(r)	SOFR + 0.470%, FRN, 4.129%, 02/26/28		56,397	$56,506,720
(r)	SOFR + 0.570%, FRN, 4.235%, 08/13/28		1,955	1,960,494
Citibank NA, SOFR + 0.781%, FRN
(r)	4.439%, 05/29/27		33,931	34,082,332
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.654%, 12/08/26		56,142	56,360,954
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.093%, 03/15/28		10,640	10,647,767
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.113%, 09/15/27		4,800	4,811,117
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.811%, 10/30/26		1,785	1,791,433
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.232%, 05/20/27		4,250	4,254,841
Nestle Finance International Ltd.
	3.500%, 12/13/27	EUR	15,003	17,786,697
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	3,000	2,137,004
Roche Finance Europe BV
	3.312%, 12/04/27	EUR	2,000	2,364,790
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	4.405%, 11/13/26		8,400	8,422,815
Sanofi SA
(r)	SOFR + 0.460%, FRN, 4.129%, 11/03/27		20,495	20,552,494
(r)	SOFR + 0.540%, FRN, 4.209%, 11/03/28		4,550	4,559,619
Shell International Finance BV
	0.125%, 11/08/27	EUR	8,400	9,461,982
State Street Corp., SOFR + 0.640%, FRN
(r)	4.288%, 10/22/27		4,210	4,216,713

11

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Walmart, Inc.
(r)	SOFR + 0.430%, FRN, 4.078%, 04/28/27	29,526	$29,579,289
(r)	SOFR + 0.400%, FRN, 4.046%, 04/30/29	8,430	8,432,015
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.723%, 12/11/26	5,800	5,822,504
TOTAL UNITED STATES			384,140,453
TOTAL BONDS			3,400,128,529
U.S. TREASURY OBLIGATIONS — (5.2%)
U.S. Treasury Notes
	3.500%, 09/30/27	17,600	17,512,687
	3.875%, 10/15/27	90,000	90,000,000
	3.500%, 10/31/27	46,000	45,750,234
(r)	3M USTMMR + 0.190%, FRN, 3.813%, 10/31/27	25,000	25,038,466
(r)	3M USTMMR + 0.099%, FRN, 3.722%, 01/31/28	64,248	64,252,230
TOTAL U.S. TREASURY OBLIGATIONS			242,553,617
COMMERCIAL PAPER — (20.1%)
AUSTRIA — (0.4%)
Oesterreichische Kontrollbank AG
	3.726%, 05/07/26	18,910	18,896,432
FINLAND — (1.6%)
Nordea Bank Abp
Ω	3.764%, 06/09/26	20,000	19,916,574
Ω	3.785%, 06/09/26	10,234	10,191,311
Ω	3.790%, 07/20/26	8,500	8,427,378
Ω	3.780%, 07/27/26	5,000	4,953,623
Ω	3.780%, 08/03/26	30,000	29,699,700
TOTAL FINLAND			73,188,586
FRANCE — (1.3%)
Caisse des Depots et Consignations
Ω	3.803%, 05/21/26	30,000	29,934,786
LVMH Moet Hennessy Louis Vuitton SE
Ω	3.924%, 10/06/26	15,850	15,590,775
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
Ω	3.926%, 10/09/26	15,000	$14,749,980
TOTAL FRANCE			60,275,541
GERMANY — (3.4%)
Erste Abwicklungsanstalt
Ω	3.724%, 05/11/26	23,000	22,973,925
Ω	3.736%, 05/28/26	15,000	14,956,401
Ω	3.725%, 06/09/26	50,000	49,791,850
Kreditanstalt fuer Wiederaufbau
Ω	3.833%, 06/22/26	30,000	29,837,775
Ω	3.757%, 07/22/26	5,000	4,957,578
Ω	3.767%, 07/22/26	5,000	4,957,578
Ω	3.738%, 08/12/26	30,000	29,682,684
TOTAL GERMANY			157,157,791
NETHERLANDS — (2.3%)
BNG Bank NV
Ω	3.808%, 07/08/26	5,000	4,963,938
Nederlandse Waterschapsbank NV
Ω	3.724%, 05/19/26	40,000	39,920,804
Ω	3.691%, 06/16/26	15,000	14,926,616
Ω	3.809%, 07/10/26	45,000	44,668,962
TOTAL NETHERLANDS			104,480,320
SINGAPORE — (0.6%)
DBS Bank Ltd.
Ω	3.800%, 05/12/26	15,000	14,981,485
United Overseas Bank Ltd.
Ω	3.831%, 07/06/26	14,000	13,900,928
TOTAL SINGAPORE			28,882,413
SWEDEN — (2.5%)
Svensk Exportkredit AB
	3.718%, 06/29/26	50,000	49,686,665
Svenska Handelsbanken AB
Ω	3.802%, 07/22/26	33,000	32,713,748
Swedbank AB
Ω	3.787%, 06/30/26	5,000	4,967,759
Ω	3.789%, 07/22/26	30,000	29,736,894
TOTAL SWEDEN			117,105,066
UNITED STATES — (8.0%)
Cisco Systems, Inc.
Ω	3.781%, 05/26/26	5,000	4,986,736
Ω	3.742%, 06/12/26	46,000	45,797,089
Ω	3.717%, 07/21/26	10,000	9,915,889
Johnson & Johnson
Ω	3.794%, 05/29/26	45,000	44,867,749

12

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Ω	3.699%, 06/12/26	35,000	$34,847,229
Ω	3.706%, 07/13/26	17,000	16,872,942
Nestle Finance International Ltd.
Ω	3.742%, 06/30/26	19,000	18,880,579
Ω	3.797%, 06/30/26	21,000	20,868,009
Ω	3.972%, 08/31/26	55,000	54,306,400
Procter & Gamble Co.
Ω	3.704%, 05/11/26	7,500	7,491,700
Ω	3.703%, 05/12/26	3,000	2,996,378
Ω	3.778%, 06/08/26	47,000	46,817,259
Sanofi SA
Ω	3.898%, 06/16/26	39,000	38,812,406
Ω	3.894%, 09/22/26	25,000	24,628,773
TOTAL UNITED STATES			372,089,138
TOTAL COMMERCIAL PAPER (Cost $932,181,803)			932,075,287
		Face Amount^	Value†
		(000)
FOREIGN SOVEREIGN OBLIGATIONS — (1.0%)
SINGAPORE — (1.0%)
Monetary Authority of Singapore Bills
∞ 1.391%, 06/05/26	SGD	60,000	$47,079,942
TOTAL INVESTMENT SECURITIES (Cost $4,580,511,288)			4,628,840,526

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	78,143	903,728
TOTAL INVESTMENTS — (100.0%)
(Cost $4,581,415,016)			$4,629,744,254
As of April 30, 2026, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	97,066,186	USD	69,434,355	Australia and New Zealand Bank	05/04/26	$448,463
CAD	7,947,820	USD	5,819,676	Citibank, N.A.	05/11/26	33,838
USD	43,317,841	NZD	73,193,455	Australia and New Zealand Bank	05/15/26	62,368
USD	25,819,591	EUR	21,841,960	State Street Bank and Trust	05/26/26	159,507
CAD	68,514	USD	50,229	Citibank, N.A.	06/09/26	293
CAD	489,993	USD	358,672	Citibank, N.A.	06/12/26	2,690
USD	15,158,072	EUR	12,837,005	Royal Bank of Canada	06/16/26	62,728
USD	44,013,742	NZD	74,317,923	Bank of New York Mellon	06/23/26	38,168
Total Appreciation						$808,055
USD	68,666,658	AUD	97,066,186	Australia and New Zealand Bank	05/04/26	$(1,216,160)
USD	67,259,442	CAD	93,334,111	Australia and New Zealand Bank	05/06/26	(1,466,111)
USD	50,464,191	AUD	72,651,115	Australia and New Zealand Bank	05/07/26	(1,838,096)
USD	62,531,338	CAD	86,982,961	Australia and New Zealand Bank	05/07/26	(1,520,255)
USD	59,107,314	CAD	82,188,229	Bank of New York Mellon	05/08/26	(1,416,082)
USD	70,040,057	CAD	97,373,567	Australia and New Zealand Bank	05/11/26	(1,674,889)
USD	55,722,861	AUD	79,231,191	Australia and New Zealand Bank	05/11/26	(1,312,281)
USD	4,803,420	EUR	4,097,244	Australia and New Zealand Bank	05/13/26	(7,109)
USD	127,871,666	EUR	109,385,795	Citibank, N.A.	05/13/26	(556,979)
USD	2,287,029	EUR	1,950,999	State Street Bank and Trust	05/13/26	(3,617)
USD	14,413,133	AUD	20,253,362	Australia and New Zealand Bank	05/18/26	(164,605)
USD	82,944,227	AUD	115,782,121	Australia and New Zealand Bank	05/20/26	(389,204)
USD	48,751,156	AUD	68,019,807	Australia and New Zealand Bank	05/21/26	(204,801)
USD	58,768,114	AUD	83,540,779	Australia and New Zealand Bank	05/22/26	(1,357,711)
USD	68,966,044	AUD	98,629,017	Australia and New Zealand Bank	05/26/26	(2,014,081)

13

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	80,648,733	NZD	137,790,914	Australia and New Zealand Bank	05/26/26	$(812,317)
USD	13,064,244	EUR	11,133,746	Australia and New Zealand Bank	05/26/26	(15,757)
USD	1,106,873	EUR	943,388	Bank of New York Mellon	05/26/26	(1,425)
USD	345,625	EUR	294,553	Citibank, N.A.	05/26/26	(418)
USD	82,310,476	EUR	70,487,475	HSBC Bank	05/26/26	(498,691)
USD	22,852,928	EUR	19,479,926	Royal Bank of Canada	05/26/26	(32,222)
USD	35,766,240	NZD	61,332,200	Citibank, N.A.	05/27/26	(494,158)
USD	13,937,937	EUR	11,912,658	State Street Bank and Trust	05/29/26	(59,110)
USD	111,606,605	EUR	95,297,016	Citibank, N.A.	06/01/26	(380,586)
USD	70,833,014	CAD	96,650,019	Citibank, N.A.	06/01/26	(412,127)
USD	24,216,703	EUR	20,647,329	Royal Bank of Canada	06/01/26	(46,768)
USD	9,346,384	EUR	7,987,279	State Street Bank and Trust	06/01/26	(39,775)
USD	52,249,702	NZD	91,070,194	Citibank, N.A.	06/02/26	(1,603,051)
USD	6,626,814	CAD	9,155,148	HSBC Bank	06/09/26	(124,116)
USD	65,784,338	CAD	90,998,969	State Street Bank and Trust	06/09/26	(1,317,547)
USD	57,828,887	CAD	79,892,227	Citibank, N.A.	06/12/26	(1,090,352)
USD	14,697,085	CAD	20,128,154	HSBC Bank	06/12/26	(147,107)
USD	1,962,234	CAD	2,687,387	Societe Generale	06/12/26	(19,671)
USD	72,898,498	CAD	100,584,473	Royal Bank of Canada	06/15/26	(1,290,229)
USD	22,624,435	EUR	19,579,085	Royal Bank of Canada	06/16/26	(399,082)
USD	68,874,827	CAD	95,044,024	State Street Bank and Trust	06/16/26	(1,230,322)
USD	77,193,020	CAD	105,888,530	Citibank, N.A.	06/17/26	(914,373)
USD	76,410,895	CAD	104,236,694	Citibank, N.A.	06/26/26	(506,934)
USD	71,713,846	CAD	97,862,363	Royal Bank of Canada	06/29/26	(509,314)
USD	71,136,215	CAD	96,567,128	Royal Bank of Canada	06/30/26	(134,027)
USD	69,356,411	AUD	97,066,186	Australia and New Zealand Bank	07/03/26	(448,118)
USD	46,848,845	SGD	59,805,019	Citibank, N.A.	07/08/26	(350,140)
Total (Depreciation)						$(28,019,718)
Total Appreciation (Depreciation)						$(27,211,663)
As of April 30, 2026, the value of Rule 144A securities amounted to $1,254,103,977 or 26.8% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$7,003,151	—	$7,003,151
Bonds
Australia	—	386,022,747	—	386,022,747
Belgium	—	53,513,213	—	53,513,213
Canada	—	922,704,865	—	922,704,865
Finland	—	81,628,859	—	81,628,859
France	—	44,505,575	—	44,505,575
Germany	—	54,891,085	—	54,891,085
Netherlands	—	280,336,125	—	280,336,125
New Zealand	—	266,866,222	—	266,866,222
Norway	—	61,661,007	—	61,661,007

14

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$128,519,237	—	$128,519,237
Supranational Organization Obligations	—	592,060,834	—	592,060,834
Sweden	—	143,278,307	—	143,278,307
United States	—	384,140,453	—	384,140,453
U.S. Treasury Obligations	—	242,553,617	—	242,553,617
Commercial Paper	—	932,075,287	—	932,075,287
Foreign Sovereign Obligations	—	47,079,942	—	47,079,942
Securities Lending Collateral	—	903,728	—	903,728
Total Investments in Securities	—	$4,629,744,254	—	$4,629,744,254
Financial Instruments
Assets
Forward Currency Contracts**	—	808,055	—	808,055
Liabilities
Forward Currency Contracts**	—	(28,019,718)	—	(28,019,718)
Total Financial Instruments	—	$(27,211,663)	—	$(27,211,663)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
15

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount	Value†
			(000)
BONDS — (93.3%)
AUSTRALIA — (6.4%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	800	$873,300
	2.000%, 07/15/30	EUR	500	551,696
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.650%, FRN, 4.308%, 09/30/27		4,253	4,267,807
	5.350%, 11/04/27	AUD	4,110	2,963,020
	4.700%, 12/15/27	AUD	1,155	824,316
(r)Ω	SOFR + 0.620%, FRN, 4.277%, 06/18/28		300	300,927
(r)Ω	SOFR + 0.850%, FRN, 4.508%, 12/16/29		200	202,015
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	2,600	2,840,546
Commonwealth Bank of Australia
(r)	3M Swap + 0.750%, FRN, 4.714%, 08/17/26	AUD	3,500	2,522,572
(r)	3M Swap + 0.950%, FRN, 4.914%, 08/17/28	AUD	1,000	726,401
(r)Ω	SOFR + 0.810%, FRN, 4.467%, 03/14/30		300	302,177
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	656,406
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 4.858%, 12/07/26		5,220	5,245,469
(r)Ω	SOFR + 0.920%, FRN, 4.578%, 07/02/27		3,240	3,257,475
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	784	960,461
National Australia Bank Ltd.
(r)	3M Swap + 0.780%, FRN, 4.736%, 05/12/26	AUD	6,000	4,319,960
			Face Amount	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.410%, FRN, 4.398%, 08/24/26	AUD	3,100	$2,232,047
(r)	3M Swap + 1.000%, FRN, 4.956%, 05/12/28	AUD	1,600	1,162,172
Norfina Ltd.
	4.800%, 12/14/27	AUD	10,000	7,140,394
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	240	261,931
Origin Energy Finance Ltd.
	2.650%, 11/11/27	AUD	6,500	4,466,657
	1.000%, 09/17/29	EUR	2,190	2,369,586
Telstra Group Ltd.
	1.000%, 04/23/30	EUR	500	537,224
Vicinity Centres Trust
	4.927%, 06/02/28	AUD	2,000	1,422,031
	1.125%, 11/07/29	EUR	1,000	1,082,361
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.693%, 08/10/26	AUD	5,600	4,036,075
(r)	3M Swap + 0.700%, FRN, 5.068%, 01/25/27	AUD	2,700	1,948,395
(r)	3M Swap + 1.230%, FRN, 5.177%, 11/11/27	AUD	1,700	1,237,623
	5.300%, 11/11/27	AUD	5,000	3,601,623
(r)	3M Swap + 0.980%, FRN, 4.937%, 02/16/28	AUD	3,200	2,322,847
(r)	3M Swap + 0.930%, FRN, 5.196%, 09/19/28	AUD	2,500	1,815,192
TOTAL AUSTRALIA				66,450,706
AUSTRIA — (0.1%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	1,000	1,061,165
BELGIUM — (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
	4.100%, 09/06/27	AUD	1,080	765,790
Belfius Bank SA
	3.750%, 01/22/29	EUR	700	830,144

16

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
BELGIUM — (Continued)
	4.125%, 09/12/29	EUR	600	$723,584
	3.375%, 05/28/30	EUR	3,100	3,615,125
TOTAL BELGIUM				5,934,643
CANADA — (13.8%)
Bank of Montreal
(r)	SOFR + 0.620%, FRN, 4.273%, 09/15/26		310	310,322
(r)	SOFR + 1.160%, FRN, 4.813%, 12/11/26		1,000	1,005,213
	3.190%, 03/01/28	CAD	10,000	7,343,395
Bank of Nova Scotia
(r)	SOFR + 0.780%, FRN, 4.436%, 06/04/27		2,904	2,915,268
	3.500%, 04/17/29	EUR	120	141,947
(r)	SOFR + 1.080%, FRN, 4.727%, 08/01/29		2,000	2,017,885
Brookfield Finance, Inc.
	4.850%, 03/29/29		100	100,353
Canada Government Bonds
	4.000%, 03/01/29	CAD	2,500	1,888,118
	2.750%, 09/01/30	CAD	600	434,358
	0.500%, 12/01/30	CAD	1,200	783,580
Canada Housing Trust No. 1
Ω	3.100%, 06/15/28	CAD	5,000	3,687,488
Ω	1.750%, 06/15/30	CAD	3,600	2,500,799
	2.850%, 12/15/30	CAD	1,000	723,002
Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	2,391	2,851,456
Canadian National Railway Co.
	3.500%, 06/10/30	CAD	2,700	1,975,740
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	10,000	7,445,283
	4.200%, 12/02/30	CAD	2,600	1,977,060
City of Montreal
	3.150%, 09/01/28	CAD	800	589,203
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	16,500	12,130,449
	3.350%, 12/02/30	CAD	600	441,567
Enbridge, Inc.
	3.125%, 11/15/29		130	124,041
Export Development Canada
(r)	SOFR + 0.330%, FRN, 3.978%, 08/01/28		2,160	2,164,790
	3.875%, 08/08/30	NZD	4,000	2,324,348
			Face Amount	Value†
			(000)
CANADA — (Continued)
Federation des Caisses Desjardins du Quebec
	3.467%, 09/05/29	EUR	200	$235,272
	3.804%, 09/24/29	CAD	5,000	3,694,666
	Gildan Activewear, Inc.
Ω	4.700%, 10/07/30		700	692,965
Honda Canada Finance, Inc.
	4.900%, 06/04/29	CAD	1,900	1,444,999
	3.539%, 09/23/30	CAD	2,600	1,882,351
	Hydro-Quebec
	2.000%, 09/01/28	CAD	2,400	1,722,714
National Bank of Canada
	5.023%, 02/01/29	CAD	3,600	2,746,638
	3.750%, 05/02/29	EUR	800	953,090
	Ontario Teachers' Finance Trust
	4.150%, 11/01/29	CAD	200	151,201
	Province of Alberta
	2.050%, 06/01/30	CAD	16,800	11,793,579
	Province of British Columbia
	2.200%, 06/18/30	CAD	3,700	2,610,089
	Province of Manitoba
	2.050%, 06/02/30	CAD	200	140,280
Province of Ontario
	1.550%, 11/01/29	CAD	3,900	2,713,161
	2.050%, 06/02/30	CAD	10,300	7,226,189
	2.950%, 09/08/30	CAD	12,200	8,850,086
	1.350%, 12/02/30	CAD	16,400	11,057,851
Province of Quebec
	2.750%, 09/01/28	CAD	8,200	5,992,788
	1.900%, 09/01/30	CAD	12,600	8,752,517
	PSP Capital, Inc.
	2.050%, 01/15/30	CAD	1,800	1,268,753
Royal Bank of Canada
(r)	SOFR + 0.950%, FRN, 4.599%, 01/19/27		500	502,125
	2.125%, 04/26/29	EUR	172	195,746
	5.228%, 06/24/30	CAD	2,900	2,258,556
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 4.730%, 07/17/26		3,635	3,641,550
	4.994%, 04/05/29		130	131,999
	3.631%, 12/13/29	EUR	500	591,244
	1.952%, 04/08/30	EUR	1,980	2,197,340
Toyota Credit Canada, Inc.
	4.460%, 03/19/29	CAD	3,000	2,259,094
	3.740%, 05/21/30	CAD	2,000	1,471,005
	3.460%, 02/24/31	CAD	1,700	1,227,940
	TOTAL CANADA			144,281,453

17

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
DENMARK — (1.5%)
Carlsberg Breweries AS
3.000%, 08/28/29	EUR	2,307	$2,683,790
DSV Finance BV
3.500%, 06/26/29	EUR	120	142,066
1.375%, 03/16/30	EUR	630	689,150
3.250%, 11/06/30	EUR	3,000	3,497,844
Novo Nordisk Finance Netherlands BV
2.875%, 08/27/30	EUR	300	346,653
Nykredit Realkredit AS
3.875%, 07/09/29	EUR	1,400	1,663,451
3.375%, 01/10/30	EUR	800	933,147
3.625%, 07/24/30	EUR	3,800	4,460,132
Orsted AS
3.750%, 03/01/30	EUR	1,100	1,297,258
TOTAL DENMARK			15,713,491
FINLAND — (2.0%)
Fingrid OYJ
2.750%, 12/04/29	EUR	120	138,780
Neste OYJ
3.750%, 03/20/30	EUR	4,395	5,212,588
Nordea Bank Abp
2.500%, 05/23/29	EUR	1,000	1,149,867
2.750%, 05/02/30	EUR	4,000	4,611,773
OP Corporate Bank PLC
0.625%, 11/12/29	EUR	4,180	4,448,817
2.875%, 11/27/29	EUR	2,000	2,326,443
Stora Enso OYJ
4.250%, 09/01/29	EUR	780	935,984
Teollisuuden Voima OYJ
4.750%, 06/01/30	EUR	1,610	1,972,651
TOTAL FINLAND			20,796,903
FRANCE — (8.6%)
Abertis France SAS
3.375%, 04/21/29	EUR	1,800	2,110,003
1.625%, 09/18/29	EUR	100	110,249
Aeroports de Paris SA
2.750%, 04/02/30	EUR	2,300	2,638,776
Agence Francaise de Developpement EPIC
0.500%, 05/25/30	EUR	300	315,729
APRR SA
3.125%, 01/24/30	EUR	1,300	1,515,779
Ayvens SA
3.875%, 07/16/29	EUR	3,400	4,042,192
3.250%, 02/19/30	EUR	1,500	1,744,174
			Face Amount	Value†
			(000)
FRANCE — (Continued)
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 1.130%, FRN, 4.778%, 01/23/27		2,250	$2,260,731
(r)Ω	SOFR + 1.070%, FRN, 4.734%, 02/16/28		3,200	3,217,829
	4.375%, 05/02/30	EUR	2,000	2,418,121
BNP Paribas SA
	1.375%, 05/28/29	EUR	400	442,708
	3.625%, 09/01/29	EUR	100	118,211
	Bouygues SA
	0.500%, 02/11/30	EUR	1,100	1,169,495
BPCE SA
	3.875%, 01/11/29	EUR	600	713,864
	0.625%, 01/15/30	EUR	1,000	1,065,688
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	5,800	6,262,817
	3.125%, 03/01/30	EUR	500	588,512
	2.875%, 05/25/30	EUR	3,000	3,498,525
	Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	400	469,776
	Credit Agricole SA
	4.125%, 03/07/30	EUR	500	604,827
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	1,200	1,323,407
	0.750%, 01/18/30	EUR	900	961,762
	Edenred SE
	3.250%, 08/27/30	EUR	2,000	2,317,322
	Electricite de France SA
	4.625%, 04/26/30	EUR	400	491,131
	Elis SA
	3.750%, 03/21/30	EUR	700	825,081
	Engie SA
	3.625%, 01/11/30	EUR	300	355,949
	French Republic Government Bonds OAT
	2.500%, 05/25/30	EUR	1,200	1,382,325
	GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	400	433,353
	ICADE
	1.000%, 01/19/30	EUR	900	954,115
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,500	1,643,683
	Kering SA
	3.125%, 11/27/29	EUR	2,100	2,440,093
Klepierre SA
	2.000%, 05/12/29	EUR	100	113,062
	0.625%, 07/01/30	EUR	5,500	5,732,994
La Banque Postale SA
	4.375%, 01/17/30	EUR	600	725,401

18

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
FRANCE — (Continued)
	3.500%, 06/13/30	EUR	600	$709,772
LVMH Moet Hennessy Louis Vuitton SE
	3.250%, 09/07/29	EUR	200	236,127
	3.375%, 02/05/30	EUR	400	473,557
Pernod Ricard SA
	0.125%, 10/04/29	EUR	300	316,753
	1.750%, 04/08/30	EUR	1,000	1,102,735
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,200	2,330,473
	1.375%, 09/17/30	EUR	3,100	3,266,796
RCI Banque SA
	3.375%, 07/26/29	EUR	2,147	2,510,684
	4.875%, 10/02/29	EUR	2,120	2,583,935
	3.375%, 06/06/30	EUR	1,500	1,743,778
SFIL SA
	3.125%, 09/17/29	EUR	2,500	2,933,715
SNCF Reseau
	1.125%, 05/25/30	EUR	300	324,135
Societe Generale SA
(r)Ω	SOFR + 1.100%, FRN, 4.763%, 02/19/27		2,400	2,411,219
	0.875%, 09/24/29	EUR	700	754,471
	1.250%, 06/12/30	EUR	400	429,250
Suez SACA
	2.375%, 05/24/30	EUR	5,900	6,640,096
Terega SA
	0.875%, 09/17/30	EUR	1,100	1,147,707
Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	200	235,248
	1.375%, 04/15/30	EUR	313	338,789
	1.875%, 01/15/31	EUR	2,000	2,159,128
Veolia Environnement SA
	1.940%, 01/07/30	EUR	2,000	2,229,153
WEA Finance LLC
Ω	4.125%, 09/20/28		500	493,427
TOTAL FRANCE				90,378,632
GERMANY — (6.4%)
Amprion GmbH
	3.125%, 08/27/30	EUR	800	926,187
Bayer AG
	4.250%, 08/26/29	EUR	170	205,084
	1.125%, 01/06/30	EUR	1,000	1,078,966
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	200	223,915
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		500	518,399
Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	706	809,328
			Face Amount	Value†
			(000)
GERMANY — (Continued)
	BMW Canada, Inc.
	3.700%, 09/05/29	CAD	2,600	$1,909,283
	BMW International Investment BV
	3.125%, 08/27/30	EUR	3,300	3,838,429
	Continental AG
	3.500%, 10/01/29	EUR	1,035	1,217,831
	Daimler Truck Finance Canada, Inc.
	5.770%, 09/25/28	CAD	3,000	2,317,267
	Daimler Truck Finance North America LLC, SOFR + 0.960%, FRN
(r)Ω	4.611%, 09/25/27		3,000	3,008,221
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	300	357,833
	Deutsche Bahn AG
	1.875%, 05/24/30	EUR	300	337,148
	Deutsche Boerse AG
	3.750%, 09/28/29	EUR	300	358,199
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	700	819,182
	4.000%, 05/21/30	EUR	300	357,159
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,072	3,586,405
E.ON SE
	3.125%, 03/05/30	EUR	460	538,724
	3.375%, 01/15/31	EUR	279	329,023
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	300	350,888
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	267	291,675
	1.500%, 05/29/30	EUR	2,396	2,606,425
	3.250%, 11/24/30	EUR	1,600	1,855,457
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		500	484,205
	Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	600	741,423
	Grand City Properties SA
	4.375%, 01/09/30	EUR	4,900	5,873,589
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	800	936,315
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	6,100	7,056,949
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	1,500	1,809,597

19

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
GERMANY — (Continued)
	HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	$2,965,334
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,200	1,381,954
	Knorr-Bremse AG
	3.000%, 09/30/29	EUR	600	700,685
	Mercedes-Benz Group AG
	0.750%, 09/10/30	EUR	4,800	5,078,327
	Siemens Financieringsmaatschappij NV
	2.750%, 09/09/30	EUR	100	115,819
	Sixt SE
	3.250%, 01/22/30	EUR	600	697,500
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	4,700	5,524,682
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	900	949,851
	Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	400	469,926
Volkswagen Group of America Finance LLC
Ω	5.250%, 03/22/29		400	404,683
Ω	4.950%, 08/15/29		600	601,926
Vonovia SE
	2.125%, 03/22/30	EUR	400	447,087
	1.000%, 07/09/30	EUR	300	317,934
VW Credit Canada, Inc.
	3.390%, 11/20/28	CAD	2,500	1,825,800
	3.810%, 11/19/30	CAD	1,600	1,167,758
	TOTAL GERMANY			67,392,372
IRELAND — (0.2%)
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,210	1,428,297
	GAS Networks Ireland
	3.250%, 09/12/30	EUR	500	584,264
	TOTAL IRELAND			2,012,561
ITALY — (1.6%)
	AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,000	3,496,808
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	520	579,721
	Banco BPM SpA
	3.375%, 01/21/30	EUR	400	468,503
			Face Amount	Value†
			(000)
ITALY — (Continued)
	Cassa Depositi e Prestiti SpA
	3.625%, 01/13/30	EUR	1,100	$1,304,652
	Eni SpA
	0.625%, 01/23/30	EUR	800	855,121
	ERG SpA
	4.125%, 07/03/30	EUR	2,900	3,486,790
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	150	175,039
Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	1,460	1,826,175
	4.875%, 05/19/30	EUR	2,000	2,480,606
Italgas SpA
	2.875%, 03/06/30	EUR	200	230,104
	0.875%, 04/24/30	EUR	490	520,559
	Snam SpA
	4.000%, 11/27/29	EUR	1,370	1,643,872
	TOTAL ITALY			17,067,950
JAPAN — (2.1%)
	JT International Financial Services BV
	1.000%, 11/26/29	EUR	400	433,022
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,000	1,068,195
	0.797%, 04/15/30	EUR	4,350	4,616,692
	4.608%, 08/28/30	EUR	1,000	1,225,497
Nomura Holdings, Inc.
	1.653%, 07/14/26		1,587	1,579,026
(r)	SOFR + 1.250%, FRN, 4.908%, 07/02/27		2,700	2,718,687
NTT Finance Corp.
	0.342%, 03/03/30	EUR	1,600	1,680,589
	3.359%, 03/12/31	EUR	2,000	2,339,610
	ORIX Corp.
	3.780%, 05/29/29	EUR	500	590,963
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 4.827%, 07/09/29		900	908,914
	0.632%, 10/23/29	EUR	1,400	1,499,406
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	4.639%, 09/10/27		1,600	1,610,462
	Toyota Motor Finance Netherlands BV
	3.125%, 07/11/29	EUR	1,500	1,753,895
	TOTAL JAPAN			22,024,958

20

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
LUXEMBOURG — (1.2%)
ArcelorMittal SA
3.125%, 12/13/28	EUR	1,300	$1,519,709
3.250%, 09/30/30	EUR	2,900	3,358,732
Eurofins Scientific SE
4.000%, 07/06/29	EUR	2,360	2,809,927
4.750%, 09/06/30	EUR	700	853,734
SELP Finance SARL
0.875%, 05/27/29	EUR	3,320	3,605,264
TOTAL LUXEMBOURG			12,147,366
NETHERLANDS — (3.6%)
ABN AMRO Bank NV
2.750%, 06/04/29	EUR	200	232,371
0.500%, 09/23/29	EUR	600	641,272
3.125%, 01/21/30	EUR	500	586,524
4.250%, 02/21/30	EUR	4,800	5,798,298
ASN Bank NV
4.875%, 03/07/30	EUR	2,300	2,817,645
BNG Bank NV
0.100%, 01/15/30	EUR	200	211,898
2.500%, 05/21/30	EUR	4,140	4,777,126
Cooperatieve Rabobank UA
(r) SOFR + 0.900%, FRN, 4.550%, 10/05/26		300	300,723
(r) 3M Swap + 0.870%, FRN, 4.862%, 02/26/27	AUD	3,800	2,744,976
(r) 3M Swap + 1.180%, FRN, 5.511%, 01/19/28	AUD	500	363,827
(r) 3M Swap + 1.150%, FRN, 5.144%, 11/21/28	AUD	2,500	1,822,194
(r) 3M Swap + 1.030%, FRN, 5.022%, 02/26/29	AUD	1,100	799,595
5.310%, 04/05/29	NZD	1,150	694,740
CTP NV
3.625%, 03/10/31	EUR	500	578,421
ING Groep NV
2.500%, 11/15/30	EUR	400	451,187
JDE Peet's NV
4.125%, 01/23/30	EUR	610	726,071
Koninklijke Philips NV
3.250%, 05/23/30	EUR	5,600	6,519,690
NIBC Bank NV
3.500%, 06/05/30	EUR	1,700	1,985,280
Sandoz Finance BV
3.250%, 09/12/29	EUR	300	351,531
4.220%, 04/17/30	EUR	1,500	1,807,392
			Face Amount	Value†
			(000)
NETHERLANDS — (Continued)
Stedin Holding NV
	0.500%, 11/14/29	EUR	560	$598,632
	2.375%, 06/03/30	EUR	2,600	2,943,469
TOTAL NETHERLANDS				37,752,862
NEW ZEALAND — (3.7%)
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	49,700	29,826,817
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	12,700	6,972,689
	4.500%, 05/15/30	NZD	2,800	1,665,939
TOTAL NEW ZEALAND				38,465,445
NORWAY — (1.7%)
Aker BP ASA
Ω	4.000%, 01/15/31		800	768,310
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 4.653%, 06/17/26		6,000	6,006,647
(r)	SOFR + 1.000%, FRN, 4.653%, 06/17/26		5,000	5,005,539
(r)Ω	SOFR + 0.400%, FRN, 4.059%, 03/03/28		5,000	5,010,582
Statnett SF
	1.250%, 04/26/30	EUR	600	649,529
Var Energi ASA
	5.500%, 05/04/29	EUR	190	233,777
TOTAL NORWAY				17,674,384
SINGAPORE — (1.1%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.256%, 03/21/28		10,000	10,031,355
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.046%, 08/20/27		1,560	1,558,128
TOTAL SINGAPORE				11,589,483
SPAIN — (2.8%)
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	4,100	4,723,192
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	3,400	3,994,432

21

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
SPAIN — (Continued)
	Amadeus IT Group SA
	3.375%, 03/25/30	EUR	300	$349,673
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	100	122,362
	3.125%, 07/15/30	EUR	1,200	1,394,686
Banco Santander SA
	5.678%, 03/09/28	AUD	5,000	3,607,130
	3.875%, 04/22/29	EUR	4,100	4,881,905
	CaixaBank SA
	4.250%, 09/06/30	EUR	1,200	1,459,211
	Cellnex Telecom SA
	1.875%, 06/26/29	EUR	400	448,510
	Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	600	696,120
	Criteria Caixa SA
	3.500%, 10/02/29	EUR	2,100	2,471,951
	Naturgy Finance Iberia SA
	3.250%, 10/02/30	EUR	500	580,727
	Repsol E&P Capital Markets U.S. LLC
Ω	5.204%, 09/16/30		1,400	1,417,616
	Werfen SA
	4.250%, 05/03/30	EUR	2,600	3,114,944
	TOTAL SPAIN			29,262,459
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.8%)
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 4.653%, 06/16/26		3,200	3,203,360
(r)	SOFR + 0.300%, FRN, 3.952%, 06/20/28		4,600	4,604,230
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	200	143,964
(r)	SOFR + 0.620%, FRN, 4.285%, 08/16/27		1,000	1,004,514
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 3.994%, 02/20/28		4,050	4,053,106
(r)	SOFR + 0.300%, FRN, 3.964%, 02/16/29		5,360	5,355,670
European Investment Bank
	3.900%, 06/15/28	CAD	5,500	4,115,839
			Face Amount	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.320%, FRN, 3.985%, 08/14/29		1,700	$1,702,359
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 3.823%, 09/16/26		1,100	1,100,077
(r)	SOFR + 0.280%, FRN, 3.929%, 04/12/27		127	127,075
(r)	SOFR + 0.350%, FRN, 4.001%, 10/04/27		9,400	9,419,364
(r)	SOFR + 0.350%, FRN, 4.001%, 10/05/28		6,100	6,116,773
(r)	SOFR + 0.370%, FRN, 4.018%, 08/01/29		9,800	9,836,709
(r)	SOFR + 0.390%, FRN, 4.044%, 03/13/30		2,500	2,508,062
International Bank for Reconstruction & Development
(r)	SOFR + 0.280%, FRN, 3.944%, 02/23/27		5,115	5,120,831
(r)	SOFR + 0.270%, FRN, 3.923%, 06/15/27		4,000	4,006,031
(r)	SOFR + 0.430%, FRN, 4.095%, 08/19/27		9,414	9,447,796
	2.900%, 09/05/28	CAD	4,000	2,932,970
(r)	SOFR + 0.300%, FRN, 3.949%, 01/24/29		230	230,398
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 3.970%, 08/28/28		4,580	4,590,811
(r)	SOFR + 0.360%, FRN, 4.020%, 08/28/29		2,430	2,436,505
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				82,056,444

22

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
SWEDEN — (3.8%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	1,710	$2,016,829
	3.000%, 10/29/30	EUR	730	834,954
	Castellum AB
	4.125%, 12/10/30	EUR	300	354,225
	Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	200	219,382
	Electrolux AB
	2.500%, 05/18/30	EUR	4,800	5,363,384
	Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	1,620	1,896,749
	Molnlycke Holding AB
	0.875%, 09/05/29	EUR	100	108,122
	Sagax AB
	3.375%, 01/26/31	EUR	374	427,597
	SBAB Bank AB
	3.250%, 02/06/30	EUR	600	706,484
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	1,654	1,967,637
	Skandinaviska Enskilda Banken AB
	3.375%, 03/19/30	EUR	6,700	7,863,881
Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	170	189,940
	0.500%, 02/18/30	EUR	8,700	9,192,291
Swedbank AB
	2.875%, 04/30/29	EUR	300	348,102
	3.250%, 09/24/29	EUR	460	538,228
	Tele2 AB
	3.750%, 11/22/29	EUR	300	356,110
Volvo Treasury AB
	3.125%, 08/26/29	EUR	710	829,097
	3.000%, 05/20/30	EUR	5,200	6,027,459
	TOTAL SWEDEN			39,240,471
SWITZERLAND — (0.4%)
	ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,360	1,421,550
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,150	1,269,858
	Sika Capital BV
	3.750%, 05/03/30	EUR	670	797,147
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	600	704,729
	TOTAL SWITZERLAND			4,193,284
		Face Amount	Value†
		(000)
UNITED KINGDOM — (4.7%)
BAT International Finance PLC
2.250%, 01/16/30	EUR	1,630	$1,829,574
Cadent Finance PLC
4.250%, 07/05/29	EUR	200	240,932
0.625%, 03/19/30	EUR	4,000	4,206,581
CK Hutchison Europe Finance 21 Ltd.
0.750%, 11/02/29	EUR	900	965,296
Compass Group PLC
3.250%, 02/06/31	EUR	2,000	2,332,716
IHG Finance LLC
3.375%, 09/10/30	EUR	4,100	4,745,515
Lloyds Bank Corporate Markets PLC
3.250%, 03/24/30	EUR	5,020	5,891,050
Motability Operations Group PLC
3.625%, 07/24/29	EUR	1,000	1,183,327
4.000%, 01/17/30	EUR	4,700	5,619,260
National Gas Transmission PLC
4.250%, 04/05/30	EUR	100	120,356
National Grid PLC
0.553%, 09/18/29	EUR	900	963,304
Nationwide Building Society
3.250%, 09/05/29	EUR	600	703,690
3.000%, 03/03/30	EUR	5,909	6,844,928
NatWest Markets PLC
3.125%, 01/10/30	EUR	3,620	4,216,809
3.125%, 01/13/31	EUR	2,032	2,353,608
Reckitt Benckiser Treasury Services PLC
3.625%, 06/20/29	EUR	1,900	2,253,782
Santander U.K. PLC
3.346%, 03/25/30	EUR	800	937,186
SSE PLC
2.875%, 08/01/29	EUR	120	139,316
1.750%, 04/16/30	EUR	2,000	2,206,056
WPP Finance 2013
3.625%, 09/12/29	EUR	750	881,789
TOTAL UNITED KINGDOM			48,635,075
UNITED STATES — (19.2%)
3M Co.
1.750%, 05/15/30	EUR	1,700	1,870,341
Amazon.com, Inc., SOFR + 0.590%, FRN
(r) 4.243%, 03/13/29		2,375	2,379,928

23

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	American Honda Finance Corp., SOFR + 0.720%, FRN
(r)	4.368%, 10/22/27		4,838	$4,836,202
	American National Group, Inc.
	5.750%, 10/01/29		700	709,341
	American Tower Corp.
	0.875%, 05/21/29	EUR	120	131,073
AT&T, Inc.
	2.600%, 12/17/29	EUR	900	1,030,548
	3.150%, 06/01/30	EUR	3,100	3,602,242
	Athene Holding Ltd.
	3.500%, 01/15/31		2,400	2,233,145
	Atlas Warehouse Lending Co. LP
Ω	4.950%, 11/15/30		400	393,328
Aviation Capital Group LLC
	6.750%, 10/25/28		600	627,256
Ω	4.800%, 10/24/30		300	297,907
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,200	1,360,253
	Boardwalk Pipelines LP
	3.400%, 02/15/31		339	316,740
Boeing Co.
	3.100%, 05/01/26		529	529,000
	2.950%, 02/01/30		200	189,011
	Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	100	120,453
Boston Properties LP
	4.500%, 12/01/28		600	598,632
	3.400%, 06/21/29		3,400	3,268,104
	3.250%, 01/30/31		400	369,790
	Brunswick Corp.
	5.850%, 03/18/29		730	749,358
	Cargill, Inc.
	3.875%, 04/24/30	EUR	200	238,993
	Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r)	4.178%, 03/03/28		1,500	1,502,385
	CDW LLC/CDW Finance Corp.
	5.100%, 03/01/30		400	401,170
	Charles Schwab Corp., SOFR + 0.520%, FRN
#(r)	4.185%, 05/13/26		4,376	4,376,411
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	300	324,261
	Cigna Group
	5.000%, 05/15/29		3,100	3,152,454
	Citigroup, Inc.
	3.400%, 05/01/26		366	366,000
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Citizens Financial Group, Inc.
	2.500%, 02/06/30		800	$736,061
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	170	188,824
	CNO Financial Group, Inc.
	5.250%, 05/30/29		2,960	2,973,486
Comcast Corp.
	0.250%, 09/14/29	EUR	500	531,828
	1.950%, 01/15/31		3,000	2,661,768
Conagra Brands, Inc.
#	5.000%, 08/01/30		700	700,522
	8.250%, 09/15/30		400	451,879
	Constellation Energy Generation LLC
Ω	3.750%, 03/01/31		1,000	955,121
	Danaher Corp.
	2.500%, 03/30/30	EUR	4,000	4,563,999
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		500	462,615
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	730	765,175
	Dollar General Corp.
	3.500%, 04/03/30		1,100	1,051,467
Dow Chemical Co.
	2.100%, 11/15/30		400	353,828
	4.800%, 01/15/31		1,700	1,683,357
	DXC Technology Co.
	1.800%, 09/15/26		163	161,338
	Eastman Chemical Co.
	4.500%, 02/20/31		900	883,932
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	240	255,014
	Edison International
	6.950%, 11/15/29		400	420,017
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	500	564,316
	Energy Transfer LP
	5.250%, 07/01/29		190	194,003
EPR Properties
	3.750%, 08/15/29		600	577,461
	4.750%, 11/15/30		1,100	1,081,005
	Equinix, Inc.
	3.200%, 11/18/29		270	257,663
Fidelity National Information Services, Inc.
(r)	SOFR + 1.210%, FRN, 4.864%, 03/10/29		3,000	2,996,760
	2.000%, 05/21/30	EUR	2,670	2,947,028

24

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
First American Financial Corp.
4.000%, 05/15/30		300	$287,660
Fiserv, Inc.
4.550%, 02/15/31		400	392,085
5.350%, 03/15/31		170	172,102
Fortive Corp.
3.700%, 08/15/29	EUR	2,790	3,303,229
General Motors Financial Co., Inc.
(r) SOFR + 1.350%, FRN, 5.015%, 05/08/27		1,100	1,104,832
5.550%, 07/15/29		130	133,182
4.900%, 10/06/29		370	372,400
4.000%, 07/10/30	EUR	2,140	2,544,987
Global Payments, Inc.
3.200%, 08/15/29		1,725	1,628,979
2.900%, 05/15/30		150	137,448
Goldman Sachs Group, Inc.
1.250%, 02/07/29	EUR	605	673,992
Harley-Davidson Financial Services, Inc.
4.000%, 03/12/30	EUR	1,900	2,221,042
HCA, Inc.
5.250%, 03/01/30		1,000	1,018,380
Healthcare Realty Holdings LP
3.100%, 02/15/30		1,000	941,560
2.400%, 03/15/30		800	731,001
Hewlett Packard Enterprise Co.
4.400%, 10/15/30		800	786,592
Highwoods Realty LP
4.200%, 04/15/29		4,081	3,985,709
3.050%, 02/15/30		120	111,135
Horace Mann Educators Corp.
4.700%, 10/01/30		250	246,333
HSBC USA, Inc., SOFR + 0.960%, FRN
(r) 4.616%, 03/04/27		3,920	3,936,699
Hyatt Hotels Corp.
5.250%, 06/30/29		3,200	3,250,147
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	4,100	4,600,028
International Business Machines Corp.
2.900%, 02/10/30	EUR	900	1,041,007
1.750%, 01/31/31	EUR	2,000	2,176,047
3.000%, 02/03/31	EUR	2,000	2,301,351
Jabil, Inc.
3.600%, 01/15/30		210	201,467
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	3.000%, 01/15/31		400	$369,083
	Jacobs Solutions, Inc.
	4.750%, 03/03/31		400	395,854
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	1,200	1,420,673
	John Deere Bank SA
	3.300%, 10/15/29	EUR	400	471,513
	John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	4.446%, 06/08/26		2,614	2,615,769
	John Deere Financial, Inc.
	4.380%, 07/11/28	CAD	2,500	1,875,676
	Juniper Networks, Inc.
	2.000%, 12/10/30		415	364,191
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	4.533%, 03/15/27		3,000	3,003,369
	KeyCorp
	2.550%, 10/01/29		120	112,419
	Laboratory Corp. of America Holdings
	2.950%, 12/01/29		38	36,094
	Liberty Mutual Group, Inc.
Ω	4.625%, 12/02/30	EUR	500	614,455
	ManpowerGroup, Inc.
	3.750%, 12/13/30	EUR	500	576,039
	Marathon Petroleum Corp.
	5.150%, 03/01/30		1,300	1,326,564
	Mattel, Inc.
#	5.000%, 11/17/30		600	601,549
	McDonald's Corp.
	4.000%, 03/07/30	EUR	400	480,584
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	2,950	3,508,719
	Moody's Corp.
	0.950%, 02/25/30	EUR	2,930	3,158,808
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	1,600	1,711,315
	National Fuel Gas Co.
	2.950%, 03/01/31		70	63,814
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	2,400	2,805,768
	3.150%, 06/03/30	EUR	1,230	1,425,833
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 4.467%, 02/05/27		1,208	1,210,753
(r)	SOFR + 0.820%, FRN, 4.473%, 09/16/27		1,000	1,004,590

25

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.232%, 05/20/27		750	$750,854
Netflix, Inc.
	3.875%, 11/15/29	EUR	500	598,843
	3.625%, 06/15/30	EUR	2,500	2,970,911
NextEra Energy Capital Holdings, Inc.
	2.989%, 02/10/30	EUR	4,000	4,632,971
	3.830%, 06/12/30	CAD	4,600	3,382,872
Omega Healthcare Investors, Inc.
	5.200%, 07/01/30		300	302,284
	3.375%, 02/01/31		300	278,489
PACCAR Financial Corp.
#	4.000%, 09/26/29		250	248,909
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	1,000	1,153,591
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		4,000	3,987,253
Philip Morris International, Inc., SOFR + 0.830%, FRN
#(r)	4.477%, 04/28/28		4,000	4,012,788
Procter & Gamble Co.
	0.350%, 05/05/30	EUR	270	285,544
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	212	252,397
Prologis LP
	5.250%, 01/15/31	CAD	3,400	2,637,400
Protective Life Corp.
Ω	4.700%, 01/15/31		450	445,956
PVH Corp.
	5.500%, 06/13/30		700	709,887
Radian Group, Inc.
	6.200%, 05/15/29		3,130	3,237,353
Realty Income Corp.
	1.875%, 01/14/27	GBP	300	399,520
	4.875%, 07/06/30	EUR	3,460	4,258,018
Roper Technologies, Inc.
	1.750%, 02/15/31		800	693,610
RTX Corp.
	2.150%, 05/18/30	EUR	4,060	4,533,913
State Street Corp.
(r)	SOFR + 0.845%, FRN, 4.511%, 08/03/26		2,375	2,377,901
(r)	SOFR + 0.640%, FRN, 4.288%, 10/22/27		950	951,515
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
Synchrony Financial
5.150%, 03/19/29		800	$801,969
Toyota Motor Credit Corp.
3.850%, 07/24/30	EUR	1,700	2,029,885
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		806	805,324
Verizon Communications, Inc.
1.875%, 10/26/29	EUR	300	335,699
1.250%, 04/08/30	EUR	2,815	3,047,993
2.500%, 05/16/30	CAD	5,300	3,713,687
VMware LLC
1.400%, 08/15/26		104	103,201
Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.078%, 04/28/27		1,000	1,001,805
Wells Fargo & Co.
0.625%, 03/25/30	EUR	5,500	5,811,595
Western Union Co.
# 2.750%, 03/15/31		375	338,732
Westlake Corp.
1.625%, 07/17/29	EUR	800	880,819
Williams Cos., Inc.
4.800%, 11/15/29		260	262,353
Wisconsin Power & Light Co.
3.000%, 07/01/29		600	575,202
WPC Eurobond BV
0.950%, 06/01/30	EUR	5,870	6,194,013
TOTAL UNITED STATES			200,850,675
TOTAL BONDS			974,982,782
U.S. TREASURY OBLIGATIONS — (6.4%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.098%, FRN, 3.721%, 01/31/27		22,000	22,006,598
(r) 3M USTMMR + 0.160%, FRN, 3.783%, 04/30/27		10,000	10,010,859
(r) 3M USTMMR + 0.190%, FRN, 3.813%, 10/31/27		5,000	5,007,693
(r) 3M USTMMR + 0.099%, FRN, 3.722%, 01/31/28		29,249	29,251,308
TOTAL U.S. TREASURY OBLIGATIONS			66,276,458
TOTAL INVESTMENT SECURITIES (Cost $1,031,777,678)			1,041,259,240

26

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	313,594	$3,626,709
TOTAL INVESTMENTS — (100.0%)
(Cost $1,035,404,435)			$1,044,885,949
As of April 30, 2026, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	76,707,948	USD	89,808,131	Royal Bank of Canada	05/04/26	$220,128
EUR	8,326,619	USD	9,621,346	HSBC Bank	05/05/26	151,188
EUR	68,640,365	USD	80,437,584	Royal Bank of Canada	05/05/26	122,158
USD	784,333	NZD	1,308,269	Citibank, N.A.	05/06/26	11,419
EUR	2,190,142	USD	2,560,705	Citibank, N.A.	05/11/26	10,475
JPY	418,484,498	USD	2,640,564	Citibank, N.A.	05/11/26	33,420
USD	276,068	GBP	202,303	Citibank, N.A.	05/18/26	788
JPY	431,713,080	USD	2,725,619	Citibank, N.A.	05/18/26	34,520
NOK	224,090,910	USD	23,990,215	Bank of New York Mellon	05/22/26	193,414
EUR	619,609	USD	727,167	Citibank, N.A.	05/22/26	617
NOK	268,909,090	USD	28,789,535	HSBC Bank	05/22/26	230,820
EUR	8,486,223	USD	9,881,689	UBS AG	05/22/26	86,108
EUR	117,606	USD	136,356	Citibank, N.A.	06/16/26	1,940
EUR	2,239,940	USD	2,609,888	HSBC Bank	06/16/26	24,112
Total Appreciation						$1,121,107
USD	88,242,837	EUR	76,707,948	NatWest Markets PLC	05/04/26	$(1,785,423)
USD	89,856,660	EUR	76,966,984	State Street Bank and Trust	05/05/26	(475,616)
USD	21,585,180	CAD	29,948,213	Citibank, N.A.	05/06/26	(466,860)
USD	35,487,504	EUR	30,535,677	Australia and New Zealand Bank	05/07/26	(354,033)
USD	117,147	GBP	87,992	Citibank, N.A.	05/07/26	(2,588)
USD	4,952,353	EUR	4,225,268	HSBC Bank	05/07/26	(7,095)
USD	95,040,721	EUR	81,117,481	Bank of New York Mellon	05/11/26	(189,483)
USD	2,650,971	JPY	418,484,498	Citibank, N.A.	05/11/26	(23,013)
USD	7,237,739	CAD	9,858,969	Citibank, N.A.	05/11/26	(23,322)
USD	21,380,041	CAD	29,724,141	State Street Bank and Trust	05/11/26	(511,579)
USD	92,269,016	EUR	78,863,991	NatWest Markets PLC	05/13/26	(324,319)
USD	2,726,357	JPY	431,713,080	Citibank, N.A.	05/18/26	(33,782)
USD	12,417,380	EUR	10,740,381	HSBC Bank	05/22/26	(198,120)
USD	88,626,071	EUR	77,035,174	NatWest Markets PLC	05/22/26	(1,858,352)
USD	1,154,521	EUR	998,613	State Street Bank and Trust	05/22/26	(18,435)
USD	4,005	GBP	2,971	Citibank, N.A.	05/26/26	(38)
USD	3,936,630	NZD	6,691,068	Royal Bank of Canada	05/28/26	(19,350)
USD	487,315	NZD	850,124	Bank of New York Mellon	06/02/26	(15,391)
USD	5,010,405	NZD	8,734,848	NatWest Markets PLC	06/02/26	(154,794)
USD	89,934,293	EUR	76,707,948	Royal Bank of Canada	06/03/26	(216,652)
USD	80,550,601	EUR	68,640,365	Royal Bank of Canada	06/04/26	(122,721)
USD	4,881,377	CAD	6,693,744	Citibank, N.A.	06/08/26	(54,328)
USD	18,885,212	CAD	25,987,278	HSBC Bank	06/08/26	(276,790)
USD	16,550,302	CAD	22,597,814	Royal Bank of Canada	06/08/26	(112,443)
USD	13,689,988	NZD	23,432,599	Bank of New York Mellon	06/09/26	(169,557)
USD	342,509	EUR	296,378	HSBC Bank	06/16/26	(6,009)
USD	2,384,508	EUR	2,061,168	UBS AG	06/16/26	(39,270)

27

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	7,473,893	NZD	12,825,588	NatWest Markets PLC	06/18/26	$(114,111)
USD	10,471,229	NZD	17,739,529	State Street Bank and Trust	06/22/26	(25,319)
USD	11,216,467	CAD	15,322,716	HSBC Bank	06/26/26	(90,396)
USD	17,441,893	CAD	23,786,312	NatWest Markets PLC	06/26/26	(110,385)
USD	8,088,769	CAD	11,024,365	HSBC Bank	06/29/26	(47,295)
USD	20,000,986	CAD	27,299,366	NatWest Markets PLC	06/29/26	(146,151)
Total (Depreciation)						$(7,993,020)
Total Appreciation (Depreciation)						$(6,871,913)
As of April 30, 2026, the value of Rule 144A securities amounted to $67,705,736 or 6.4% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$66,450,706	—	$66,450,706
Austria	—	1,061,165	—	1,061,165
Belgium	—	5,934,643	—	5,934,643
Canada	—	144,281,453	—	144,281,453
Denmark	—	15,713,491	—	15,713,491
Finland	—	20,796,903	—	20,796,903
France	—	90,378,632	—	90,378,632
Germany	—	67,392,372	—	67,392,372
Ireland	—	2,012,561	—	2,012,561
Italy	—	17,067,950	—	17,067,950
Japan	—	22,024,958	—	22,024,958
Luxembourg	—	12,147,366	—	12,147,366
Netherlands	—	37,752,862	—	37,752,862
New Zealand	—	38,465,445	—	38,465,445
Norway	—	17,674,384	—	17,674,384
Singapore	—	11,589,483	—	11,589,483
Spain	—	29,262,459	—	29,262,459
Supranational Organization Obligations	—	82,056,444	—	82,056,444
Sweden	—	39,240,471	—	39,240,471
Switzerland	—	4,193,284	—	4,193,284
United Kingdom	—	48,635,075	—	48,635,075
United States	—	200,850,675	—	200,850,675
U.S. Treasury Obligations	—	66,276,458	—	66,276,458
Securities Lending Collateral	—	3,626,709	—	3,626,709
Total Investments in Securities	—	$1,044,885,949	—	$1,044,885,949

28

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$1,121,107	—	$1,121,107
Liabilities
Forward Currency Contracts**	—	(7,993,020)	—	(7,993,020)
Total Financial Instruments	—	$(6,871,913)	—	$(6,871,913)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
29

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (100.0%)
AUSTRALIA — (8.6%)
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.810%, FRN, 4.468%, 01/18/27		9,000	$9,031,860
(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		3,060	3,070,832
(r)	3M Swap + 0.800%, FRN, 4.733%, 02/05/27	AUD	55,200	39,863,653
	4.750%, 02/05/27	AUD	6,200	4,452,755
(r)	3M Swap + 0.970%, FRN, 4.926%, 05/12/27	AUD	4,710	3,410,294
(r)	3M Swap + 1.200%, FRN, 5.134%, 11/04/27	AUD	18,900	13,745,034
(r)	3M Swap + 0.670%, FRN, 4.844%, 12/15/27	AUD	23,400	16,896,195
(r)	3M Swap + 0.680%, FRN, 4.646%, 02/18/28	AUD	21,800	15,741,685
(r)	3M Swap + 1.060%, FRN, 5.368%, 03/31/28	AUD	14,900	10,833,243
(r)Ω	SOFR + 0.620%, FRN, 4.277%, 06/18/28		26,316	26,397,318
(r)	3M Swap + 0.930%, FRN, 5.080%, 09/11/28	AUD	16,000	11,617,231
(r)	3M Swap + 0.960%, FRN, 4.893%, 02/05/29	AUD	8,500	6,178,324
(r)Ω	SOFR + 0.850%, FRN, 4.508%, 12/16/29		7,115	7,186,668
Commonwealth Bank of Australia
(r)	3M Swap + 0.700%, FRN, 5.037%, 01/14/27	AUD	58,700	42,351,937
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 5.046%, 07/22/27	AUD	60,350	$43,598,892
(r)	3M Swap + 1.020%, FRN, 4.986%, 08/18/27	AUD	47,000	34,080,613
(r)	3M Swap + 1.150%, FRN, 5.490%, 01/13/28	AUD	21,550	15,679,695
(r)Ω	SOFR + 0.640%, FRN, 4.297%, 03/14/28		8,800	8,830,469
(r)	3M Swap + 0.950%, FRN, 4.914%, 08/17/28	AUD	750	544,801
(r)Ω	SOFR + 0.630%, FRN, 4.288%, 03/27/29		9,000	9,021,510
(r)	3M Swap + 0.840%, FRN, 5.164%, 01/09/30	AUD	5,500	3,981,940
(r)Ω	SOFR + 0.810%, FRN, 4.467%, 03/14/30		3,350	3,374,304
Macquarie Bank Ltd.
(r)Ω	SOFR + 0.740%, FRN, 4.398%, 06/12/28		26,400	26,509,953
	3.202%, 09/17/29	EUR	5,800	6,799,415
National Australia Bank Ltd.
	2.900%, 02/25/27	AUD	20,301	14,356,134
(r)	3M Swap + 0.720%, FRN, 4.713%, 02/25/27	AUD	50,140	36,188,187
(r)	3M Swap + 0.700%, FRN, 4.643%, 05/10/27	AUD	62,000	44,775,286
	4.950%, 05/10/27	AUD	7,000	5,030,076
(r)	3M Swap + 0.700%, FRN, 5.031%, 10/18/27	AUD	62,100	44,863,599
(r)	3M Swap + 1.200%, FRN, 5.193%, 11/25/27	AUD	20,470	14,895,807
(r)	3M Swap + 1.000%, FRN, 4.956%, 05/12/28	AUD	67,710	49,181,682

30

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.650%, FRN, 4.308%, 06/13/28		12,050	$12,087,002
(r)	3M Swap + 1.030%, FRN, 4.987%, 11/16/28	AUD	970	705,677
(r)	3M Swap + 0.900%, FRN, 5.213%, 03/22/29	AUD	22,000	15,964,982
(r)Ω	SOFR + 0.790%, FRN, 4.448%, 01/14/30		13,400	13,504,587
Westpac Banking Corp.
(r)	3M Swap + 0.700%, FRN, 5.068%, 01/25/27	AUD	3,800	2,742,185
(r)	3M Swap + 1.050%, FRN, 5.037%, 05/20/27	AUD	27,300	19,780,430
(r)	3M Swap + 1.230%, FRN, 5.177%, 11/11/27	AUD	39,000	28,392,531
(r)	3M Swap + 0.980%, FRN, 4.937%, 02/16/28	AUD	69,100	50,158,983
(r)	3M Swap + 0.930%, FRN, 5.196%, 09/19/28	AUD	2,500	1,815,192
(r)	3M Swap + 1.000%, FRN, 5.324%, 01/15/29	AUD	45,000	32,728,539
(r)	3M Swap + 0.850%, FRN, 5.116%, 09/19/29	AUD	49,300	35,708,990
(r)	SOFR + 0.820%, FRN, 4.478%, 07/01/30		25,872	26,111,530
TOTAL AUSTRALIA				812,190,020
AUSTRIA — (0.6%)
Autobahnen- und Schnell- strassen-Finanzierungs AG
	2.500%, 03/25/30	EUR	9,000	10,402,247
Republic of Austria Government Bonds
	3.450%, 10/20/30	EUR	34,400	41,396,222
TOTAL AUSTRIA				51,798,469
			Face Amount^	Value†
			(000)
BELGIUM — (3.1%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	3,600	$3,939,066
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	262,960	275,190,242
	2.600%, 10/22/30	EUR	2,900	3,349,791
Ministeries Van de Vlaamse Gemeenschap
	2.750%, 10/22/29	EUR	7,600	8,842,301
TOTAL BELGIUM				291,321,400
CANADA — (19.7%)
Bank of Montreal
	3.190%, 03/01/28	CAD	24,500	17,991,317
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	15,000	11,003,055
Canada Government Bonds
	2.750%, 09/01/30	CAD	25,000	18,098,244
	0.500%, 12/01/30	CAD	107,100	69,934,522
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.33%, FRN, 2.631%, 03/15/28	CAD	30,500	22,522,645
(r)	1 day CAD Overnight Index + 0.25%, FRN, 2.551%, 09/15/28	CAD	30,000	22,122,502
(r)Ω	1 day CAD Overnight Index + 0.28%, FRN, 2.581%, 09/15/29	CAD	14,340	10,579,095
Ω	2.850%, 06/15/30	CAD	136,500	99,060,603
	2.850%, 12/15/30	CAD	14,200	10,266,631
CDP Financial, Inc.
	3.000%, 04/11/29	EUR	58,630	68,819,791
	3.950%, 09/01/29	CAD	30,200	22,701,747
	4.200%, 12/02/30	CAD	121,900	92,693,717
City of Montreal
	2.300%, 09/01/29	CAD	3,000	2,141,112
CPPIB Capital, Inc.
	3.600%, 06/02/29	CAD	65,000	48,395,774
	3.125%, 06/11/29	EUR	101,418	119,759,291
	3.350%, 12/02/30	CAD	131,900	97,071,059
Export Development Canada
	3.875%, 08/08/30	NZD	21,840	12,690,938
OMERS Finance Trust
Ω	2.600%, 05/14/29	CAD	8,000	5,766,113
Province of Alberta
	3.100%, 12/14/26	AUD	24,000	17,090,984
	4.100%, 06/01/29	CAD	24,400	18,444,377

31

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	2.900%, 09/20/29	CAD	14,700	$10,718,928
	2.050%, 06/01/30	CAD	335,700	235,660,980
Province of British Columbia
	2.950%, 12/18/28	CAD	4,780	3,506,131
	5.700%, 06/18/29	CAD	54,200	42,868,016
	2.200%, 06/18/30	CAD	48,500	34,213,325
Province of Manitoba
	2.750%, 06/02/29	CAD	8,200	5,957,775
	2.050%, 06/02/30	CAD	5,200	3,647,293
Province of Ontario
	2.700%, 06/02/29	CAD	25,000	18,145,360
	1.550%, 11/01/29	CAD	83,400	58,019,901
	2.050%, 06/02/30	CAD	153,000	107,340,479
	2.950%, 09/08/30	CAD	77,600	56,292,349
	1.350%, 12/02/30	CAD	50,200	33,847,813
Province of Quebec
	2.300%, 09/01/29	CAD	113,400	81,137,748
Δ	0.000%, 10/15/29	EUR	6,500	6,891,716
	1.900%, 09/01/30	CAD	261,400	181,580,004
Δ	0.000%, 10/29/30	EUR	3,683	3,776,184
Province of Saskatchewan
	2.200%, 06/02/30	CAD	3,700	2,611,750
PSP Capital, Inc.
	3.750%, 06/15/29	CAD	130,800	97,805,102
	2.050%, 01/15/30	CAD	59,900	42,221,265
	4.400%, 12/02/30	CAD	45,300	34,800,645
TOTAL CANADA				1,848,196,281
DENMARK — (0.7%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	28,479	30,196,141
Novo Nordisk Finance Netherlands BV
	3.125%, 01/21/29	EUR	2,300	2,703,922
	2.875%, 08/27/30	EUR	30,144	34,831,746
TOTAL DENMARK				67,731,809
FINLAND — (5.2%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	13,500	15,635,509
Δ	0.000%, 09/15/30	EUR	122,500	126,926,945
Finnvera OYJ
	2.375%, 10/29/30	EUR	10,637	12,171,218
Kuntarahoitus OYJ
(r)Ω	SOFR + 1.000%, FRN, 4.669%, 02/02/29		4,000	4,074,099
	2.500%, 08/29/29	EUR	29,631	34,370,282
	2.625%, 12/14/29	EUR	75,047	87,236,332
	3.125%, 07/29/30	EUR	60,218	71,206,753
Δ	0.000%, 10/14/30	EUR	2,014	2,076,842
Δ	0.000%, 03/02/31	EUR	25,700	26,153,796
			Face Amount^	Value†
			(000)
FINLAND — (Continued)
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.391%, 03/19/27		36,594	$36,717,249
(r)Ω	SOFR + 1.020%, FRN, 4.674%, 09/10/29		5,356	5,424,487
(r)Ω	SOFR + 0.830%, FRN, 4.488%, 08/28/30		46,590	46,589,835
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	20,750	24,136,846
TOTAL FINLAND				492,720,193
FRANCE — (5.1%)
AXA SA
	3.750%, 10/12/30	EUR	10,200	12,234,659
Bpifrance SACA
	0.050%, 09/26/29	EUR	100	105,941
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	10,300	11,121,898
	3.125%, 03/01/30	EUR	31,300	36,840,834
	2.875%, 05/25/30	EUR	52,300	60,990,954
Caisse des Depots et Consignations
(r)	SOFR + 0.340%, FRN, 4.008%, 05/03/26		68,000	68,000,000
	2.750%, 10/16/30	EUR	2,900	3,348,310
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	28,750	33,469,823
	2.500%, 05/25/30	EUR	89,940	103,605,229
L'Oreal SA
	3.375%, 11/23/29	EUR	15,300	18,149,369
	2.750%, 11/19/30	EUR	31,000	35,822,063
LVMH Moet Hennessy Louis Vuitton SE
	2.625%, 03/07/29	EUR	6,800	7,884,085
	3.250%, 09/07/29	EUR	16,500	19,480,466
	3.375%, 02/05/30	EUR	33,000	39,068,442
Regie Autonome des Transports Parisiens EPIC
	0.350%, 06/20/29	EUR	1,400	1,509,504
Region of Ile de France
	1.375%, 03/14/29	EUR	10,800	12,123,226
Sanofi SA
	1.375%, 03/21/30	EUR	6,600	7,263,878
SFIL SA
	0.050%, 06/04/29	EUR	1,900	2,034,254

32

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	3.125%, 09/17/29	EUR	4,600	$5,398,036
TOTAL FRANCE				478,450,971
GERMANY — (11.7%)
Allianz Finance II BV
	3.250%, 12/04/29	EUR	23,400	27,702,934
	1.500%, 01/15/30	EUR	6,900	7,678,584
	0.500%, 01/14/31	EUR	7,400	7,723,431
Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	31,000	35,537,087
Deutsche Bahn AG
	0.375%, 06/23/29	EUR	8,800	9,552,940
	1.875%, 05/24/30	EUR	23,700	26,634,679
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	14,000	16,715,948
Free & Hanseatic City of Hamburg
	2.375%, 09/25/29	EUR	33,400	38,518,810
	0.010%, 06/03/30	EUR	1,557	1,622,350
Investitionsbank Berlin
	2.500%, 05/20/30	EUR	29,500	33,945,045
Kreditanstalt fuer Wiederaufbau
	2.375%, 10/04/29	EUR	21,000	24,300,689
	0.375%, 04/23/30	EUR	27,300	29,110,694
	3.125%, 06/07/30	EUR	24,100	28,572,901
Δ	0.000%, 09/17/30	EUR	75,299	78,101,942
Δ	0.000%, 01/10/31	EUR	70,000	71,848,337
Land Baden-Wuerttemberg
	2.625%, 03/12/30	EUR	9,700	11,264,919
Land Berlin
	0.100%, 01/18/30	EUR	6,900	7,300,836
	2.375%, 06/04/30	EUR	51,047	58,615,590
Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.000%, 03/06/28	CAD	7,210	5,298,144
Landwirtschaftliche Rentenbank
	2.600%, 03/23/27	AUD	3,900	2,751,818
Δ	0.000%, 11/27/29	EUR	26,288	27,891,051
	0.050%, 12/18/29	EUR	6,880	7,297,808
	0.050%, 01/31/31	EUR	8,500	8,707,632
LFA Foerderbank Bayern
	2.875%, 04/01/30	EUR	7,000	8,186,448
NRW Bank
	0.125%, 02/04/30	EUR	55,500	58,719,823
Siemens Financieringsmaatschappij NV
	2.625%, 05/27/29	EUR	37,700	43,755,037
	1.000%, 02/25/30	EUR	3,400	3,705,355
	2.750%, 09/09/30	EUR	16,400	18,994,378
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
State of Hesse
	0.010%, 03/11/30	EUR	19,273	$20,227,960
Δ	0.000%, 11/08/30	EUR	26,500	27,226,407
State of Lower Saxony
	2.500%, 01/09/30	EUR	56,656	65,470,453
	0.125%, 01/10/30	EUR	6,010	6,369,772
	2.750%, 03/25/30	EUR	99,423	115,937,421
	0.010%, 01/10/31	EUR	10,380	10,621,193
State of North Rhine-Westphalia
	2.650%, 01/15/30	EUR	38,600	44,830,652
	0.200%, 04/09/30	EUR	2,528	2,669,656
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	44,000	46,420,448
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	49,847	57,473,695
TOTAL GERMANY				1,097,302,867
NETHERLANDS — (9.5%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.441%, 07/07/28		10,700	10,722,684
	2.750%, 06/04/29	EUR	64,800	75,288,263
	3.125%, 01/21/30	EUR	57,300	67,215,632
BNG Bank NV
	0.100%, 01/15/30	EUR	59,300	62,827,716
	3.000%, 04/23/30	EUR	34,100	40,127,307
	2.500%, 05/21/30	EUR	110,666	127,696,970
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.278%, 08/28/26		13,250	13,265,926
(r)	3M Swap + 0.730%, FRN, 5.098%, 01/27/27	AUD	60,100	43,364,198
(r)	3M Swap + 0.870%, FRN, 4.862%, 02/26/27	AUD	11,500	8,307,163
(r)	SOFR + 0.710%, FRN, 4.365%, 03/05/27		65,000	65,199,455
(r)	3M Swap + 1.180%, FRN, 5.511%, 01/19/28	AUD	34,700	25,249,582
(r)	SOFR + 0.600%, FRN, 4.249%, 01/21/28		5,525	5,540,941
(r)	3M Swap + 0.750%, FRN, 4.742%, 05/26/28	AUD	31,200	22,542,861

33

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
(r)	SOFR + 0.590%, FRN, 4.240%, 10/17/28		49,290	$49,314,641
(r)	3M Swap + 1.150%, FRN, 5.144%, 11/21/28	AUD	11,500	8,382,092
(r)	SOFR + 0.890%, FRN, 4.540%, 10/17/29		9,000	9,076,140
Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	65,835	76,875,327
	2.500%, 05/22/30	EUR	120,604	138,980,585
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	44,100	46,162,917
TOTAL NETHERLANDS				896,140,400
NEW ZEALAND — (4.7%)
ANZ Bank New Zealand Ltd.
	4.630%, 02/20/30	NZD	3,500	2,074,638
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	24,900	13,568,214
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	40,500	23,334,424
	4.500%, 05/15/30	NZD	411,300	246,836,419
New Zealand Local Government Funding Agency Bonds
	4.400%, 09/08/27	AUD	5,750	4,105,188
	2.250%, 05/15/28	NZD	29,000	16,592,577
	1.500%, 04/20/29	NZD	86,300	47,381,340
	2.875%, 04/01/30	EUR	29,665	34,585,919
	4.500%, 05/15/30	NZD	81,940	48,752,512
TOTAL NEW ZEALAND				437,231,231
NORWAY — (1.7%)
Kommunalbanken AS
(r)Ω	SOFR + 0.400%, FRN, 4.059%, 03/03/28		10,700	10,722,646
(r)Ω	SOFR + 0.410%, FRN, 4.060%, 04/09/29		141,000	141,553,739
	0.050%, 10/24/29	EUR	4,050	4,295,766
TOTAL NORWAY				156,572,151
			Face Amount^	Value†
			(000)
SINGAPORE — (2.0%)
DBS Bank Ltd.
(r)	3M Swap + 0.770%, FRN, 4.762%, 02/26/27	AUD	17,000	$12,270,608
(r)	3M Swap + 0.670%, FRN, 4.664%, 02/21/28	AUD	700	505,079
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.256%, 03/21/28		8,800	8,827,592
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.046%, 08/20/27		21,900	21,873,720
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.708%, 02/24/27	AUD	20,000	14,432,553
	4.670%, 04/16/27	AUD	20,000	14,332,048
(r)	3M Swap + 0.720%, FRN, 5.040%, 04/16/27	AUD	5,600	4,043,010
(r)	3M Swap + 0.650%, FRN, 4.636%, 02/28/28	AUD	15,500	11,183,667
(r)Ω	SOFR + 0.580%, FRN, 4.238%, 04/02/28		100,000	100,266,122
TOTAL SINGAPORE				187,734,399
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (18.6%)
African Development Bank
	3.300%, 07/27/27	AUD	11,000	7,751,797
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 4.653%, 06/16/26		657	657,690
(r)	SOFR + 0.300%, FRN, 3.952%, 06/20/28		193,066	193,243,514
	0.025%, 01/31/30	EUR	7,800	8,239,340
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.285%, 08/16/27		49,132	49,353,798
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	4,400	4,649,116

34

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	9,736	$10,154,758
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 3.994%, 02/20/28		129,710	129,809,469
(r)	SOFR + 0.420%, FRN, 4.070%, 07/22/30		26,250	26,281,821
European Financial Stability Facility
	0.125%, 03/18/30	EUR	1,029	1,086,106
	2.625%, 05/07/30	EUR	231,470	268,569,101
European Investment Bank
(r)	SOFR + 1.000%, FRN, 4.661%, 05/21/28		22,497	22,810,608
#(r)Ω	SOFR + 1.000%, FRN, 4.661%, 05/21/28		2,750	2,788,335
	3.900%, 06/15/28	CAD	8,000	5,986,675
	2.250%, 12/14/29	EUR	5,000	5,753,999
	0.050%, 01/16/30	EUR	21,500	22,806,292
	4.000%, 04/15/30	EUR	43,300	52,998,179
	2.375%, 05/15/30	EUR	136,100	156,993,046
Δ	0.000%, 01/14/31	EUR	7,300	7,495,765
European Union
	2.875%, 10/05/29	EUR	21,300	25,010,238
	1.625%, 12/04/29	EUR	226,850	255,201,358
Inter-American Development Bank
	2.500%, 04/14/27	AUD	7,000	4,928,275
	0.875%, 08/27/27	CAD	24,000	17,211,057
(r)	SOFR + 0.350%, FRN, 4.001%, 10/04/27		58,579	58,699,672
(r)	SOFR + 0.270%, FRN, 3.922%, 03/20/28		51,000	51,031,146
(r)	SOFR + 0.350%, FRN, 4.001%, 10/05/28		94,000	94,258,460
(r)	SOFR + 0.370%, FRN, 4.018%, 08/01/29		12,300	12,346,074
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.019%, 01/12/27		5,530	$5,536,819
(r)	SOFR + 0.300%, FRN, 3.965%, 05/15/28		45,500	45,592,550
	2.900%, 09/05/28	CAD	39,675	29,091,398
Δ	0.000%, 02/21/30	EUR	20,633	21,732,559
	4.250%, 09/18/30	CAD	4,100	3,136,205
International Development Association
	2.500%, 05/28/30	EUR	76,500	88,241,233
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 3.970%, 08/28/28		46,140	46,248,916
(r)	SOFR + 0.360%, FRN, 4.020%, 08/28/29		15,000	15,040,154
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,750,735,523
SWEDEN — (2.1%)
Skandinaviska Enskilda Banken AB, SOFR + 0.750%, FRN
(r)Ω	4.408%, 06/02/28		81,800	81,997,770
Svensk Exportkredit AB
	3.375%, 08/30/30	EUR	12,800	15,172,739
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.660%, FRN, 4.319%, 05/28/27		7,800	7,815,678
(r)Ω	SOFR + 0.740%, FRN, 4.401%, 05/23/28		48,780	48,984,490
	0.050%, 09/06/28	EUR	5,180	5,677,075
	2.625%, 09/05/29	EUR	25,830	29,846,169
Swedbank AB
	4.125%, 11/13/28	EUR	5,488	6,597,354
(r)Ω	SOFR + 1.030%, FRN, 4.692%, 11/20/29		4,000	4,042,484
TOTAL SWEDEN				200,133,759

35

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (6.7%)
	Alphabet, Inc.
	2.500%, 05/06/29	EUR	30,572	$35,343,768
	Amazon.com, Inc.
	3.100%, 03/16/30	EUR	27,300	31,926,061
	Apple, Inc.
	1.375%, 05/24/29	EUR	3,150	3,533,639
	Bank of America NA, SOFR + 1.020%, FRN
(r)	4.684%, 08/18/26		1,450	1,452,222
	Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	25,367	28,170,173
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.129%, 02/26/28		27,020	27,072,567
(r)	SOFR + 0.570%, FRN, 4.235%, 08/13/28		53,200	53,349,492
	Colgate-Palmolive Co.
	0.300%, 11/10/29	EUR	10,580	11,349,622
Eli Lilly & Co.
(r)	SOFR + 0.530%, FRN, 4.181%, 10/15/28		32,000	32,083,712
	2.125%, 06/03/30	EUR	29,122	32,910,329
	Johnson & Johnson
	2.700%, 02/26/29	EUR	4,968	5,796,898
	Mastercard, Inc.
	1.000%, 02/22/29	EUR	13,532	15,012,940
	Merck & Co., Inc., SOFR + 0.460%, FRN
(r)	4.113%, 09/15/27		10,350	10,373,971
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.811%, 10/30/26		400	401,442
	National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.232%, 05/20/27		13,250	13,265,092
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	10,389	11,517,095
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.500%, 01/17/30	EUR	40,361	$48,193,346
1.500%, 04/01/30	EUR	3,250	3,614,755
2.625%, 10/28/30	EUR	16,300	18,851,397
3.000%, 01/23/31	EUR	6,660	7,807,207
Nestle Holdings, Inc.
2.192%, 01/26/29	CAD	40,900	29,134,494
Procter & Gamble Co.
1.250%, 10/25/29	EUR	2,000	2,210,303
0.350%, 05/05/30	EUR	31,109	32,900,010
Roche Finance Europe BV
3.204%, 08/27/29	EUR	1,620	1,913,589
3.227%, 05/03/30	EUR	15,161	17,903,584
Sanofi SA
(r) SOFR + 0.540%, FRN, 4.209%, 11/03/28		81,800	81,972,925
2.625%, 06/23/29	EUR	11,600	13,443,192
State Street Corp., SOFR + 0.640%, FRN
(r) 4.288%, 10/22/27		20,915	20,948,349
Visa, Inc.
2.000%, 06/15/29	EUR	20,900	23,816,348
Walmart, Inc., SOFR + 0.400%, FRN
(r) 4.046%, 04/30/29		9,410	9,412,249
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 4.723%, 12/11/26		2,275	2,283,827
TOTAL UNITED STATES			627,964,598
TOTAL BONDS Cost ($9,345,584,794)			9,396,224,071

		Shares	Value
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	45,294	523,826
TOTAL INVESTMENTS — (100.0%)
(Cost $9,346,108,671)			$9,396,747,897

36

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of April 30, 2026, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	124,265,679	USD	88,956,829	Australia and New Zealand Bank	05/01/26	$508,269
AUD	128,319,696	USD	91,796,061	Australia and New Zealand Bank	05/04/26	587,727
EUR	82,216,268	USD	96,253,051	HSBC Bank	05/04/26	240,046
USD	73,127,012	EUR	61,865,347	Royal Bank of Canada	05/04/26	518,767
USD	73,106,231	EUR	61,865,347	Royal Bank of Canada	05/05/26	497,986
EUR	61,865,347	USD	72,417,719	Societe Generale	05/05/26	190,526
USD	143,039,276	EUR	120,838,368	Bank of New York Mellon	05/06/26	1,210,737
USD	52,229,269	EUR	43,767,413	Australia and New Zealand Bank	05/12/26	844,852
USD	3,114,831	EUR	2,610,375	State Street Bank and Trust	05/12/26	50,163
USD	71,941,669	NZD	121,558,674	Australia and New Zealand Bank	05/15/26	103,580
EUR	12,074,255	USD	14,087,361	Australia and New Zealand Bank	05/22/26	94,887
EUR	4,024,752	USD	4,696,331	Citibank, N.A.	05/22/26	31,085
EUR	12,074,255	USD	14,086,027	Goldman Sachs Capital Markets L.P.	05/22/26	96,221
EUR	20,123,756	USD	23,477,708	State Street Bank and Trust	05/22/26	159,372
USD	143,928,905	EUR	121,669,814	Royal Bank of Canada	06/11/26	885,661
USD	111,955,511	EUR	94,805,106	Societe Generale	06/12/26	491,366
USD	134,267,161	EUR	113,507,300	Citibank, N.A.	06/16/26	791,192
USD	119,188,924	EUR	100,966,269	Royal Bank of Canada	06/17/26	455,072
USD	70,697,607	EUR	59,950,207	Australia and New Zealand Bank	06/18/26	194,558
USD	130,975,932	EUR	110,794,793	Societe Generale	06/22/26	655,530
USD	134,747,734	EUR	114,376,103	Bank of New York Mellon	06/23/26	209,005
USD	73,128,688	EUR	62,117,123	Bank of New York Mellon	06/26/26	51,764
Total Appreciation						$8,868,366
USD	85,219,352	AUD	124,265,679	Australia and New Zealand Bank	05/01/26	$(4,245,746)
USD	18,912,313	EUR	16,136,790	Australia and New Zealand Bank	05/04/26	(26,625)
USD	1,155,796	EUR	986,773	Citibank, N.A.	05/04/26	(2,329)
USD	3,782,954	EUR	3,227,358	Goldman Sachs Capital Markets L.P.	05/04/26	(4,834)
USD	90,717,277	AUD	128,319,696	Societe Generale	05/04/26	(1,666,511)
USD	140,498,038	CAD	194,942,882	Societe Generale	05/06/26	(3,046,023)
USD	136,663,711	CAD	190,159,449	Australia and New Zealand Bank	05/07/26	(3,363,895)
USD	108,267,219	AUD	155,878,768	Citibank, N.A.	05/07/26	(3,951,514)
USD	103,167,043	EUR	88,344,384	Societe Generale	05/07/26	(528,006)
USD	138,444,695	CAD	192,481,874	Citibank, N.A.	05/08/26	(3,298,919)
USD	130,523,576	EUR	112,113,805	Societe Generale	05/08/26	(1,077,204)
USD	136,700,561	EUR	117,064,110	Bank of New York Mellon	05/11/26	(730,224)
USD	141,560,732	CAD	196,755,219	Bank of New York Mellon	05/11/26	(3,348,100)
USD	107,380,721	AUD	152,558,926	Bank of New York Mellon	05/11/26	(2,439,918)
USD	17,736,733	EUR	15,331,732	Bank of New York Mellon	05/12/26	(263,236)
USD	986,839	EUR	851,309	State Street Bank and Trust	05/12/26	(12,626)
USD	91,661,153	AUD	130,406,299	Australia and New Zealand Bank	05/13/26	(2,209,464)
USD	108,711,510	EUR	93,454,823	Bank of New York Mellon	05/13/26	(1,012,758)
USD	124,010,479	EUR	106,989,055	Bank of New York Mellon	05/14/26	(1,610,086)
USD	94,694,102	EUR	82,416,657	Australia and New Zealand Bank	05/15/26	(2,079,477)
USD	57,139,391	NZD	97,926,942	Australia and New Zealand Bank	05/18/26	(738,780)
USD	994,636	NZD	1,708,869	Bank of America Corp.	05/18/26	(15,364)
USD	9,324,180	NZD	16,030,626	Bank of New York Mellon	05/18/26	(150,468)
USD	502,290	NZD	864,060	Citibank, N.A.	05/18/26	(8,399)
USD	120,775,051	EUR	104,920,494	Royal Bank of Canada	05/18/26	(2,439,895)
USD	9,945,494	NZD	17,090,562	Royal Bank of Canada	05/18/26	(155,613)
USD	137,267,140	EUR	118,836,697	Societe Generale	05/19/26	(2,297,069)
USD	106,206,591	AUD	148,123,971	HSBC Bank	05/20/26	(404,678)
USD	117,738,981	EUR	101,484,660	Societe Generale	05/20/26	(1,452,251)
USD	114,132,710	EUR	98,142,863	Societe Generale	05/21/26	(1,139,084)
USD	104,215,502	AUD	148,207,865	Australia and New Zealand Bank	05/22/26	(2,452,406)

37

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	141,313,289	EUR	122,772,110	Societe Generale	05/22/26	$(2,893,091)
USD	117,439,391	AUD	168,109,563	Bank of New York Mellon	05/26/26	(3,543,644)
USD	116,266,467	EUR	100,362,624	Bank of New York Mellon	05/26/26	(1,640,229)
USD	109,541,109	EUR	94,106,746	Australia and New Zealand Bank	05/27/26	(1,021,339)
USD	40,832,630	NZD	69,439,528	Citibank, N.A.	05/28/26	(222,307)
USD	135,551,348	EUR	117,250,158	Societe Generale	05/28/26	(2,207,897)
USD	34,780,398	AUD	50,384,833	Australia and New Zealand Bank	05/29/26	(1,478,034)
USD	60,253,270	NZD	102,570,979	Citibank, N.A.	05/29/26	(392,111)
USD	123,044,159	EUR	106,581,570	Societe Generale	05/29/26	(2,186,268)
USD	120,243,695	EUR	104,357,372	Australia and New Zealand Bank	06/01/26	(2,390,669)
USD	88,910,416	AUD	124,265,679	Australia and New Zealand Bank	06/01/26	(510,178)
USD	124,351,167	CAD	169,700,546	Citibank, N.A.	06/01/26	(742,853)
USD	27,098,630	NZD	46,047,568	Bank of America Corp.	06/02/26	(130,788)
USD	132,271,554	EUR	114,894,327	Citibank, N.A.	06/02/26	(2,751,544)
USD	118,606,474	EUR	101,970,094	Bank of New York Mellon	06/03/26	(1,233,784)
USD	127,157,386	EUR	110,162,334	State Street Bank and Trust	06/04/26	(2,316,888)
USD	141,998,983	EUR	122,549,020	Societe Generale	06/05/26	(2,040,194)
USD	15,184,175	CAD	20,950,244	Citibank, N.A.	06/08/26	(263,716)
USD	124,122,441	EUR	105,841,669	Royal Bank of Canada	06/08/26	(295,876)
USD	52,943,226	CAD	72,991,780	State Street Bank and Trust	06/08/26	(878,060)
USD	43,460,552	NZD	74,472,554	Australia and New Zealand Bank	06/09/26	(587,303)
USD	136,749,101	CAD	189,132,636	Citibank, N.A.	06/09/26	(2,715,734)
USD	8,489,235	CAD	11,728,614	State Street Bank and Trust	06/09/26	(159,348)
USD	133,831,609	EUR	114,277,476	UBS AG	06/09/26	(508,976)
USD	131,358,132	EUR	111,983,727	Royal Bank of Canada	06/10/26	(291,748)
USD	130,161,249	CAD	179,776,830	HSBC Bank	06/12/26	(2,421,287)
USD	42,657,445	NZD	72,999,320	UBS AG	06/12/26	(523,080)
USD	135,959,630	CAD	187,555,222	Royal Bank of Canada	06/15/26	(2,376,663)
USD	126,667,329	EUR	107,778,051	Societe Generale	06/15/26	(65,946)
USD	132,147,770	CAD	182,187,234	Citibank, N.A.	06/16/26	(2,234,831)
USD	138,053,345	CAD	189,314,899	Royal Bank of Canada	06/17/26	(1,592,500)
USD	44,277,840	NZD	74,979,577	Citibank, N.A.	06/22/26	(87,867)
USD	1,611,267	NZD	2,774,154	Bank of America Corp.	06/24/26	(30,313)
USD	4,263,233	NZD	7,339,747	Citibank, N.A.	06/24/26	(79,994)
USD	135,005,451	EUR	115,262,377	HSBC Bank	06/24/26	(581,708)
USD	72,925,173	EUR	62,117,123	Bank of New York Mellon	06/25/26	(148,559)
USD	128,265,118	CAD	174,944,027	HSBC Bank	06/26/26	(828,718)
USD	142,688,737	EUR	121,685,129	Citibank, N.A.	06/29/26	(484,991)
USD	143,036,726	CAD	194,147,324	Royal Bank of Canada	06/29/26	(245,459)
USD	96,502,380	EUR	82,216,268	HSBC Bank	06/30/26	(236,834)
USD	72,605,134	EUR	61,865,347	Societe Generale	07/01/26	(191,487)
USD	91,693,007	AUD	128,319,696	Australia and New Zealand Bank	07/03/26	(587,284)
Total (Depreciation)						$(92,291,602)
Total Appreciation (Depreciation)						$(83,423,236)

38

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $784,749,529 or 8.3% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$812,190,020	—	$812,190,020
Austria	—	51,798,469	—	51,798,469
Belgium	—	291,321,400	—	291,321,400
Canada	—	1,848,196,281	—	1,848,196,281
Denmark	—	67,731,809	—	67,731,809
Finland	—	492,720,193	—	492,720,193
France	—	478,450,971	—	478,450,971
Germany	—	1,097,302,867	—	1,097,302,867
Netherlands	—	896,140,400	—	896,140,400
New Zealand	—	437,231,231	—	437,231,231
Norway	—	156,572,151	—	156,572,151
Singapore	—	187,734,399	—	187,734,399
Supranational Organization Obligations	—	1,750,735,523	—	1,750,735,523
Sweden	—	200,133,759	—	200,133,759
United States	—	627,964,598	—	627,964,598
Securities Lending Collateral	—	523,826	—	523,826
Total Investments in Securities	—	$9,396,747,897	—	$9,396,747,897
Financial Instruments
Assets
Forward Currency Contracts**	—	8,868,366	—	8,868,366
Liabilities
Forward Currency Contracts**	—	(92,291,602)	—	(92,291,602)
Total Financial Instruments	—	$(83,423,236)	—	$(83,423,236)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
39

DFA International Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (100.0%)
AUSTRALIA — (9.2%)
New South Wales Treasury Corp.
	2.000%, 03/08/33	AUD	8,500	$4,954,348
	1.750%, 03/20/34	AUD	6,000	3,298,524
	4.750%, 02/20/35	AUD	5,000	3,405,076
	4.750%, 02/20/37	AUD	7,400	4,902,966
Queensland Treasury Corp.
	2.000%, 08/22/33	AUD	1,800	1,029,264
	1.750%, 07/20/34	AUD	7,000	3,787,399
	5.000%, 07/21/37	AUD	41,000	27,542,025
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	5,000	3,375,882
	2.250%, 11/20/34	AUD	51,500	28,671,609
	2.000%, 09/17/35	AUD	11,000	5,802,107
	2.000%, 11/20/37	AUD	4,200	2,038,005
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	5,527,418
	TOTAL AUSTRALIA			94,334,623
BELGIUM — (0.8%)
	FLUVIUS System Operator CV
	3.750%, 02/16/36	EUR	2,000	2,310,431
	Ministeries Van de Vlaamse Gemeenschap
	3.125%, 06/22/34	EUR	5,000	5,705,166
	TOTAL BELGIUM			8,015,597
CANADA — (18.1%)
CDP Financial, Inc.
	2.750%, 02/13/32	EUR	8,700	9,965,780
	3.650%, 06/02/35	CAD	1,000	718,394
CPPIB Capital, Inc.
	3.950%, 06/02/32	CAD	5,000	3,760,665
	1.500%, 03/04/33	EUR	31,520	33,050,395
Ontario Teachers' Finance Trust
	1.850%, 05/03/32	EUR	13,000	14,097,669
Ω	1.850%, 05/03/32	EUR	3,333	3,614,425
Province of British Columbia
	1.550%, 06/18/31	CAD	10,000	6,723,967
	4.950%, 07/16/32	AUD	8,000	5,612,559
	3.550%, 06/18/33	CAD	16,000	11,681,820
	4.150%, 06/18/34	CAD	3,000	2,258,917
	Province of Manitoba
	4.250%, 06/02/34	CAD	4,000	3,031,590
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Ontario
	3.750%, 06/02/32	CAD	39,000	$29,054,117
	3.650%, 06/02/33	CAD	4,800	3,532,038
	4.150%, 06/02/34	CAD	6,000	4,532,013
Province of Quebec
	1.500%, 09/01/31	CAD	31,000	20,688,195
	3.600%, 09/01/33	CAD	5,500	4,017,650
	4.450%, 09/01/34	CAD	9,000	6,907,012
	5.750%, 12/01/36	CAD	6,400	5,353,790
	Province of Saskatchewan
	3.300%, 05/08/34	EUR	10,000	11,683,671
	PSP Capital, Inc.
	3.250%, 07/02/34	EUR	5,000	5,805,544
	TOTAL CANADA			186,090,211
DENMARK — (3.7%)
Denmark Government Bonds
	2.250%, 11/15/33	DKK	252,000	38,228,532
FINLAND — (1.9%)
Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	19,011	19,777,101
FRANCE — (24.0%)
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	8,000	9,227,028
Agence France Locale
Δ	0.000%, 03/20/31	EUR	11,100	11,126,188
	3.125%, 03/20/33	EUR	6,100	6,947,250
	3.125%, 03/20/34	EUR	5,000	5,653,131
French Republic Government Bonds OAT
	3.500%, 11/25/33	EUR	64,000	75,336,217
	1.250%, 05/25/34	EUR	69,000	68,248,408
	4.750%, 04/25/35	EUR	23,000	29,336,747
	Region of Ile de France
	1.375%, 06/20/33	EUR	5,000	5,094,492
	SFIL SA
	2.875%, 01/22/31	EUR	5,000	5,765,902
	SNCF Reseau
	1.000%, 11/09/31	EUR	3,400	3,518,038
Societe Nationale SNCF SACA
	3.375%, 05/25/33	EUR	6,200	7,197,073
	3.625%, 04/03/35	EUR	14,000	16,262,834
	UNEDIC ASSEO
	1.250%, 05/25/33	EUR	3,400	3,454,426
	TOTAL FRANCE			247,167,734

40

DFA International Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
GERMANY — (2.5%)
Bayerische Landesbank
3.625%, 08/04/32	EUR	13,300	$15,626,396
Deutsche Bahn AG
1.625%, 08/16/33	EUR	4,773	4,972,833
1.375%, 03/03/34	EUR	2,000	2,017,511
EnBW International Finance BV
4.300%, 05/23/34	EUR	2,000	2,434,657
6.048%, 10/30/34	AUD	1,450	1,031,202
TOTAL GERMANY			26,082,599
IRELAND — (0.4%)
ESB Finance DAC
4.000%, 05/03/32	EUR	3,500	4,190,925
JAPAN — (19.4%)
Japan Government Ten Year Bonds
0.100%, 12/20/30	JPY	1,000,000	5,894,797
0.100%, 03/20/31	JPY	1,950,000	11,422,114
0.100%, 12/20/31	JPY	650,000	3,735,959
0.200%, 03/20/32	JPY	1,100,000	6,320,143
0.200%, 09/20/32	JPY	1,300,000	7,372,272
0.500%, 12/20/32	JPY	1,100,000	6,327,661
0.800%, 09/20/33	JPY	1,100,000	6,354,010
0.900%, 09/20/34	JPY	900,000	5,124,864
1.500%, 06/20/35	JPY	700,000	4,136,463
Japan Government Thirty Year Bonds
2.500%, 03/20/36	JPY	400,000	2,552,611
2.400%, 03/20/37	JPY	800,000	4,997,349
2.400%, 09/20/38	JPY	1,400,000	8,562,039
2.300%, 03/20/39	JPY	800,000	4,802,708
2.300%, 03/20/40	JPY	1,450,000	8,567,091
Japan Government Twenty Year Bonds
2.000%, 03/20/31	JPY	700,000	4,496,043
1.400%, 09/20/34	JPY	1,000,000	5,934,145
1.300%, 06/20/35	JPY	500,000	2,902,910
1.200%, 09/20/35	JPY	560,000	3,204,722
1.000%, 12/20/35	JPY	640,000	3,573,543
0.500%, 09/20/36	JPY	300,000	1,556,616
0.600%, 12/20/36	JPY	1,570,000	8,171,762
0.700%, 03/20/37	JPY	1,000,000	5,223,787
0.600%, 06/20/37	JPY	1,500,000	7,683,721
0.600%, 09/20/37	JPY	850,000	4,317,840
0.500%, 03/20/38	JPY	1,200,000	5,919,172
0.500%, 06/20/38	JPY	1,700,000	8,314,260
0.700%, 09/20/38	JPY	1,600,000	7,969,595
0.500%, 12/20/38	JPY	1,300,000	6,248,769
0.400%, 03/20/39	JPY	1,100,000	5,166,638
0.300%, 06/20/39	JPY	1,100,000	5,043,397
0.300%, 09/20/39	JPY	1,800,000	8,167,060
0.300%, 12/20/39	JPY	900,000	4,039,149
		Face Amount^	Value†
		(000)
JAPAN — (Continued)
0.400%, 03/20/40	JPY	1,800,000	$8,150,848
0.400%, 06/20/40	JPY	950,000	4,257,296
0.400%, 09/20/40	JPY	675,000	2,997,930
TOTAL JAPAN			199,509,284
NETHERLANDS — (1.8%)
Alliander NV
3.000%, 05/06/33	EUR	8,000	9,066,636
Enexis Holding NV
0.625%, 06/17/32	EUR	4,000	3,946,728
3.500%, 05/30/36	EUR	1,000	1,140,774
Nederlandse Gasunie NV
3.750%, 01/15/38	EUR	2,000	2,300,891
Stedin Holding NV
3.000%, 11/03/32	EUR	2,000	2,276,552
TOTAL NETHERLANDS			18,731,581
NEW ZEALAND — (4.9%)
New Zealand Government Bonds
2.000%, 05/15/32	NZD	11,100	5,733,792
4.250%, 05/15/34	NZD	35,000	20,223,445
2.750%, 04/15/37	NZD	24,200	11,797,186
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	14,400	7,855,442
3.000%, 05/15/35	NZD	5,000	2,510,804
2.000%, 04/15/37	NZD	6,000	2,602,671
TOTAL NEW ZEALAND			50,723,340
NORWAY — (1.1%)
Equinor ASA
1.375%, 05/22/32	EUR	4,400	4,586,441
1.625%, 02/17/35	EUR	2,000	1,991,460
Statnett SF
3.375%, 02/26/36	EUR	3,000	3,424,103
3.625%, 10/21/38	EUR	1,000	1,131,865
TOTAL NORWAY			11,133,869
SPAIN — (0.5%)
Spain Government Bonds
3.550%, 10/31/33	EUR	4,000	4,787,918
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.6%)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	30,000	27,085,746

41

DFA International Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Financial Stability Facility
1.250%, 05/24/33	EUR	28,300	$29,281,702
European Union
1.250%, 04/04/33	EUR	7,200	7,444,002
3.000%, 12/04/34	EUR	1,000	1,149,128
3.250%, 12/12/36	EUR	2,000	2,295,983
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			67,256,561
SWITZERLAND — (3.0%)
Swisscom Finance BV
3.500%, 11/29/31	EUR	17,749	20,923,648
		Face Amount^	Value†
		(000)
SWITZERLAND — (Continued)
3.125%, 05/21/32	EUR	2,500	$2,884,406
3.625%, 11/17/37	EUR	6,300	7,153,164
TOTAL SWITZERLAND			30,961,218
UNITED KINGDOM — (2.1%)
U.K. Gilts
5.250%, 01/31/41	GBP	16,000	21,404,169
TOTAL BONDS Cost ($1,101,060,063)			1,028,395,262
TOTAL INVESTMENTS — (100.0%)
(Cost $1,101,060,063)			$1,028,395,262
As of April 30, 2026, DFA International Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	434,814	DKK	2,768,462	Citibank, N.A.	05/01/26	$10
DKK	2,768,462	USD	433,651	Citibank, N.A.	05/01/26	1,153
DKK	6,325,825	USD	986,069	Citibank, N.A.	05/05/26	7,500
EUR	26,664,630	USD	31,208,816	Societe Generale	05/05/26	86,118
JPY	2,426,587,803	USD	15,421,300	Bank of New York Mellon	05/07/26	78,606
GBP	186,557	USD	252,064	Citibank, N.A.	05/13/26	1,791
USD	2,924,925	EUR	2,479,109	Goldman Sachs Capital Markets L.P.	05/15/26	13,957
USD	2,924,784	EUR	2,479,109	State Street Bank and Trust	05/15/26	13,816
USD	77,273,579	EUR	65,390,287	Royal Bank of Canada	05/18/26	481,521
EUR	4,442,511	USD	5,181,141	UBS AG	05/22/26	36,970
EUR	333,233	USD	391,181	Citibank, N.A.	05/26/26	303
EUR	3,002,249	USD	3,524,498	HSBC Bank	05/26/26	2,565
AUD	1,580,024	USD	1,094,205	Bank of America Corp.	05/29/26	42,828
USD	81,396,996	EUR	69,233,819	Citibank, N.A.	05/29/26	49,154
AUD	1,728,078	USD	1,233,201	HSBC Bank	05/29/26	10,376
Total Appreciation						$826,668
USD	26,298,072	EUR	22,526,273	Bank of New York Mellon	05/05/26	$(139,881)
USD	38,919,523	DKK	248,948,766	Citibank, N.A.	05/05/26	(181,711)
USD	4,785,067	EUR	4,138,357	Royal Bank of Canada	05/05/26	(71,915)
USD	11,803,325	CAD	16,376,446	Societe Generale	05/06/26	(255,292)
USD	15,345,899	JPY	2,426,587,803	Bank of America Corp.	05/07/26	(154,007)
USD	2,726,317	AUD	3,926,706	State Street Bank and Trust	05/07/26	(100,559)
USD	38,518,422	CAD	53,547,367	Australia and New Zealand Bank	05/11/26	(918,836)
USD	81,838,670	EUR	69,902,043	Bank of New York Mellon	05/11/26	(224,848)
EUR	7,579,487	USD	8,947,982	Royal Bank of Canada	05/11/26	(49,824)
USD	6,800,947	GBP	5,042,170	Citibank, N.A.	05/13/26	(60,127)
USD	1,089,118	AUD	1,580,851	Barclays Capital	05/15/26	(48,789)
USD	819,520	CAD	1,118,274	Citibank, N.A.	05/15/26	(4,220)

42

DFA International Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	13,576,267	EUR	11,586,439	HSBC Bank	05/15/26	$(28,521)
USD	2,218,654	AUD	3,112,222	Societe Generale	05/15/26	(21,544)
USD	5,650,025	EUR	4,819,219	UBS AG	05/15/26	(8,699)
USD	79,510,029	EUR	69,107,342	Australia and New Zealand Bank	05/22/26	(1,662,475)
USD	1,151,565	AUD	1,608,865	Bank of America Corp.	05/22/26	(6,365)
USD	1,205,730	AUD	1,714,269	Citibank, N.A.	05/22/26	(28,061)
USD	1,564,069	AUD	2,218,680	HSBC Bank	05/22/26	(32,755)
USD	80,692,363	EUR	69,370,393	Australia and New Zealand Bank	05/26/26	(804,448)
USD	55,226,940	JPY	8,759,664,832	Societe Generale	05/26/26	(815,422)
USD	4,064,153	GBP	3,013,801	Citibank, N.A.	05/27/26	(36,782)
USD	58,886,754	JPY	9,374,509,850	Societe Generale	05/27/26	(1,094,311)
USD	90,413,980	AUD	130,800,829	Australia and New Zealand Bank	05/29/26	(3,714,209)
USD	7,113,416	NZD	12,112,262	Citibank, N.A.	05/29/26	(47,993)
USD	57,406,164	JPY	9,113,445,026	Australia and New Zealand Bank	06/01/26	(929,153)
USD	83,367	GBP	63,004	Citibank, N.A.	06/01/26	(2,364)
USD	77,851,760	EUR	66,459,567	Citibank, N.A.	06/01/26	(247,434)
USD	434,430	DKK	2,768,462	Citibank, N.A.	06/01/26	(1,061)
USD	509,550	NZD	888,241	Citibank, N.A.	06/02/26	(15,696)
USD	2,417,305	NZD	4,231,984	Royal Bank of Canada	06/02/26	(85,204)
USD	31,252,760	EUR	26,664,630	Societe Generale	06/04/26	(86,297)
USD	2,372,327	JPY	377,237,734	Bank of New York Mellon	06/08/26	(43,807)
USD	15,464,766	JPY	2,426,587,803	Bank of New York Mellon	06/09/26	(78,346)
USD	42,128,945	CAD	58,176,302	Societe Generale	06/12/26	(775,147)
USD	40,142,247	NZD	68,873,315	Australia and New Zealand Bank	06/18/26	(605,282)
USD	585,434	NZD	1,008,378	Citibank, N.A.	06/18/26	(11,153)
USD	11,554	NZD	19,574	Citibank, N.A.	06/22/26	(28)
USD	10,868,485	GBP	8,064,004	Royal Bank of Canada	06/22/26	(103,557)
USD	9,100,822	JPY	1,437,932,243	Societe Generale	06/22/26	(119,580)
USD	3,184,080	CAD	4,322,629	Citibank, N.A.	06/23/26	(5,254)
USD	1,342,921	AUD	1,941,948	Citibank, N.A.	06/24/26	(53,866)
USD	4,801,380	CAD	6,518,791	Societe Generale	06/29/26	(9,537)
Total (Depreciation)						$(13,684,360)
Total Appreciation (Depreciation)						$(12,857,692)
As of April 30, 2026, the value of Rule 144A securities amounted to $3,614,425 or 0.3% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$94,334,623	—	$94,334,623
Belgium	—	8,015,597	—	8,015,597
Canada	—	186,090,211	—	186,090,211
Denmark	—	38,228,532	—	38,228,532
Finland	—	19,777,101	—	19,777,101
France	—	247,167,734	—	247,167,734

43

DFA International Government Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$26,082,599	—	$26,082,599
Ireland	—	4,190,925	—	4,190,925
Japan	—	199,509,284	—	199,509,284
Netherlands	—	18,731,581	—	18,731,581
New Zealand	—	50,723,340	—	50,723,340
Norway	—	11,133,869	—	11,133,869
Spain	—	4,787,918	—	4,787,918
Supranational Organization Obligations	—	67,256,561	—	67,256,561
Switzerland	—	30,961,218	—	30,961,218
United Kingdom	—	21,404,169	—	21,404,169
Total Investments in Securities	—	$1,028,395,262	—	$1,028,395,262
Financial Instruments
Assets
Forward Currency Contracts**	—	826,668	—	826,668
Liabilities
Forward Currency Contracts**	—	(13,684,360)	—	(13,684,360)
Total Financial Instruments	—	$(12,857,692)	—	$(12,857,692)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
44

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (8.8%)
Federal Farm Credit Discount Notes
∞	3.702%, 06/08/26	5,400	$5,378,940
Federal Home Loan Bank Discount Notes
∞	3.688%, 05/06/26	10,750	10,743,568
∞	3.686%, 05/08/26	5,500	5,495,612
∞	3.698%, 05/29/26	39,590	39,475,508
∞	3.693%, 06/03/26	25,000	24,915,000
∞	3.715%, 06/22/26	7,250	7,211,575
∞	3.660%, 07/13/26	70,000	69,482,720
TOTAL AGENCY OBLIGATIONS			162,702,923
U.S. TREASURY OBLIGATIONS — (90.3%)
U.S. Treasury Bills
∞	3.636%, 05/05/26	54,000	53,978,760
∞	3.681%, 05/14/26	95,375	95,251,615
∞	3.661%, 05/19/26	39,000	38,929,980
∞	3.681%, 06/16/26	1,800	1,791,725
∞	3.677%, 06/30/26	37,850	37,621,047
∞	3.693%, 07/07/26	25,000	24,832,368
∞	3.677%, 07/23/26	10,000	9,917,058
∞	3.696%, 08/18/26	6,300	6,231,155
U.S. Treasury Notes
	3.125%, 08/31/27	25,250	25,012,295
	3.375%, 09/15/27	148,800	147,852,562
	0.375%, 09/30/27	81,000	77,158,828
	3.500%, 09/30/27	57,500	57,214,746
	3.875%, 10/15/27	170,000	170,000,000
	4.125%, 10/31/27	43,000	43,151,172
	2.250%, 11/15/27	91,000	88,799,648
	3.875%, 11/30/27	152,750	152,732,099
U.S. Treasury Notes, 3M USTMMR + 0.099%, FRN
(r)	3.722%, 01/31/28	163,513	163,524,484
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	3.783%, 04/30/27	165,675	165,854,898
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r)	3.813%, 10/31/27	145,000	145,223,100
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	3.828%, 10/31/26	11,000	11,008,592
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r)	3.782%, 07/31/27	143,900	144,037,370
TOTAL U.S. TREASURY OBLIGATIONS			1,660,123,502

	Shares
MONEY MARKET FUNDS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 3.600%	16,389,101	16,389,101
TOTAL INVESTMENTS — (100.0%)
(Cost $1,838,998,204)		$1,839,215,526

45

DFA Short-Term Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$162,702,923	—	$162,702,923
U.S. Treasury Obligations	—	1,660,123,502	—	1,660,123,502
Money Market Funds	$16,389,101	—	—	16,389,101
Total Investments in Securities	$16,389,101	$1,822,826,425	—	$1,839,215,526
See accompanying Notes to Financial Statements.
46

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (33.4%)
Federal Home Loan Banks
5.750%, 06/12/26	16,080	$16,114,502
1.875%, 09/11/26	2,500	2,483,565
3.000%, 09/11/26	62,930	62,751,897
2.125%, 12/11/26	30,250	29,955,240
2.500%, 12/10/27	97,640	95,583,740
3.000%, 03/10/28	51,070	50,257,209
3.250%, 06/09/28	202,360	199,717,702
3.250%, 11/16/28	270,180	266,220,028
2.125%, 09/14/29	12,635	11,867,713
2.125%, 12/14/29	52,580	49,320,304
4.500%, 09/13/30	16,335	16,651,850
4.750%, 03/10/34	15,000	15,377,567
5.500%, 07/15/36	158,590	171,587,323
Tennessee Valley Authority
2.875%, 02/01/27	170,019	169,051,723
7.125%, 05/01/30	159,440	177,411,610
1.500%, 09/15/31	77,768	67,921,083
4.700%, 07/15/33	19,000	19,433,937
4.375%, 08/01/34	122,591	122,939,178
4.875%, 05/15/35	160,000	164,238,514
4.650%, 06/15/35	10,635	10,785,659
5.880%, 04/01/36	144,694	159,958,135
6.150%, 01/15/38	709	811,413
5.500%, 06/15/38	6,207	6,636,705
5.250%, 09/15/39	114,072	118,497,011
TOTAL AGENCY OBLIGATIONS		2,005,573,608
U.S. TREASURY OBLIGATIONS — (66.1%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,251,629
6.500%, 11/15/26	5,500	5,579,707
6.625%, 02/15/27	5,000	5,111,621
6.125%, 11/15/27	8,250	8,529,082
5.500%, 08/15/28	7,500	7,763,965
5.250%, 11/15/28	17,932	18,514,193
5.250%, 02/15/29	41,500	43,049,766
6.125%, 08/15/29	6,278	6,696,860
6.250%, 05/15/30	51,789	56,138,901
5.375%, 02/15/31	13,250	14,034,131
4.500%, 02/15/36	20,750	21,045,850
4.750%, 02/15/37	285,250	293,762,930
5.000%, 05/15/37	321,000	337,727,111
4.375%, 02/15/38	253,400	251,430,210
4.500%, 05/15/38	335,355	335,643,197
3.500%, 02/15/39	226,635	203,280,970
4.250%, 05/15/39	148,050	142,694,753
4.500%, 08/15/39	144,424	142,144,809
	Face Amount	Value†
	(000)

4.375%, 11/15/39	5,000	$4,842,578
1.125%, 05/15/40	75,750	47,420,683
4.375%, 05/15/40	10,000	9,643,750
1.125%, 08/15/40	188,650	116,859,831
3.875%, 08/15/40	12,250	11,140,322
1.375%, 11/15/40	108,000	69,077,813
4.250%, 11/15/40	35,000	33,110,547
1.875%, 02/15/41	40,000	27,512,500
U.S. Treasury Notes
1.625%, 05/15/26	18,375	18,360,095
2.125%, 05/31/26	25,000	24,963,574
1.875%, 06/30/26	22,750	22,682,017
1.875%, 07/31/26	12,500	12,443,774
1.500%, 08/15/26	65,000	64,578,008
1.375%, 08/31/26	11,000	10,915,008
1.625%, 09/30/26	19,000	18,835,101
1.625%, 10/31/26	31,000	30,677,285
2.000%, 11/15/26	35,550	35,224,218
1.500%, 01/31/27	5,000	4,917,676
2.250%, 02/15/27	8,500	8,401,221
1.125%, 02/28/27	10,250	10,030,986
0.625%, 03/31/27	5,000	4,860,693
2.375%, 05/15/27	5,250	5,174,326
0.500%, 05/31/27	7,000	6,756,914
0.500%, 06/30/27	7,250	6,978,408
0.375%, 07/31/27	3,000	2,873,672
2.250%, 08/15/27	9,850	9,651,461
0.500%, 08/31/27	5,000	4,783,789
0.375%, 09/30/27	5,000	4,762,891
0.500%, 10/31/27	7,000	6,660,117
2.250%, 11/15/27	5,000	4,879,102
0.625%, 11/30/27	5,000	4,751,953
1.125%, 02/29/28	5,000	4,758,398
1.250%, 03/31/28	5,000	4,758,203
2.875%, 05/15/28	3,500	3,430,410
1.250%, 06/30/28	9,500	8,983,066
1.000%, 07/31/28	6,000	5,628,516
2.875%, 08/15/28	10,750	10,511,064
1.250%, 09/30/28	25,000	23,482,422
1.375%, 10/31/28	17,875	16,806,690
3.125%, 11/15/28	21,000	20,605,430
2.625%, 02/15/29	62,750	60,629,736
2.375%, 05/15/29	191,500	183,099,433
1.625%, 08/15/29	44,700	41,560,523
3.875%, 09/30/29	10,000	9,976,563
4.000%, 10/31/29	38,250	38,308,272
1.750%, 11/15/29	44,250	41,086,816
3.875%, 11/30/29	91,750	91,499,121
3.875%, 12/31/29	86,250	85,990,576
3.500%, 01/31/30	26,000	25,578,516

47

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

1.500%, 02/15/30	38,400	$35,107,500
4.000%, 02/28/30	38,000	38,040,078
3.625%, 03/31/30	15,000	14,810,742
3.500%, 04/30/30	17,425	17,116,659
0.625%, 05/15/30	149,050	130,517,728
3.750%, 05/31/30	21,500	21,311,035
3.750%, 06/30/30	20,000	19,818,750
4.000%, 07/31/30	27,000	27,002,109
0.625%, 08/15/30	125,000	108,525,390
4.125%, 08/31/30	10,000	10,047,266
4.625%, 09/30/30	18,500	18,961,055
4.875%, 10/31/30	18,000	18,634,922
0.875%, 11/15/30	8,000	6,967,500
4.375%, 11/30/30	8,400	8,525,344
3.750%, 12/31/30	15,000	14,828,320
4.000%, 01/31/31	12,125	12,110,791
1.250%, 08/15/31	48,750	42,258,252
3.750%, 08/31/31	10,000	9,848,047
1.375%, 11/15/31	22,500	19,479,199
4.125%, 11/30/31	6,000	6,010,078
4.375%, 01/31/32	15,000	15,202,148
2.875%, 05/15/32	11,000	10,259,219
2.750%, 08/15/32	27,000	24,901,172
	Face Amount	Value†
	(000)

3.375%, 05/15/33	7,000	$6,643,984
3.875%, 08/15/33	10,000	9,778,125
4.500%, 11/15/33	57,500	58,427,637
4.375%, 05/15/34	15,000	15,093,164
4.250%, 11/15/34	10,000	9,950,000
4.250%, 05/15/35	9,000	8,932,852
4.250%, 08/15/35	10,000	9,912,500
TOTAL U.S. TREASURY OBLIGATIONS		3,970,885,319

		Shares
MONEY MARKET FUNDS — (0.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	27,062,185	27,062,184
TOTAL INVESTMENTS — (100.0%)
(Cost $6,232,903,036)			$6,003,521,111
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,005,573,608	—	$2,005,573,608
U.S. Treasury Obligations	—	3,970,885,319	—	3,970,885,319
Money Market Funds	$27,062,184	—	—	27,062,184
Total Investments in Securities	$27,062,184	$5,976,458,927	—	$6,003,521,111
See accompanying Notes to Financial Statements.
48

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (89.6%)
3M Co.
	1.750%, 05/15/30	EUR	9,880	$10,869,982
7-Eleven, Inc.
Ω	1.800%, 02/10/31		7,525	6,556,293
ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,300	1,358,834
AbbVie, Inc.
	4.800%, 03/15/29		9,841	9,983,407
	3.200%, 11/21/29		800	769,828
AbbVie, Inc., SOFR + 0.480%, FRN
(r)	4.136%, 03/03/28		12,330	12,347,632
Abertis France SAS
	3.375%, 04/21/29	EUR	7,500	8,791,677
	1.625%, 09/18/29	EUR	400	440,996
	1.475%, 01/18/31	EUR	1,300	1,388,086
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	2,000	2,303,996
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	4,000	4,275,146
	4.250%, 02/21/30	EUR	21,900	26,454,736
#Ω	4.197%, 02/26/31		5,200	5,110,939
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	5,800	6,814,031
Adventist Health System
	4.742%, 12/01/30		12,400	12,252,693
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.375%, 11/15/30		500	490,757
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	2,400	2,753,506
African Development Bank
	0.875%, 07/22/26		7,713	7,663,274
Aker BP ASA
Ω	3.750%, 01/15/30		4,400	4,240,204
Ω	4.000%, 01/15/31		12,741	12,236,291
Akzo Nobel NV
	1.625%, 04/14/30	EUR	5,000	5,457,960
Albemarle New Holding GmbH
	1.625%, 11/25/28	EUR	2,000	2,261,810
Alexandria Real Estate Equities, Inc.
#	4.900%, 12/15/30		5,500	5,498,535
Alimentation Couche-Tard, Inc.
Ω	2.950%, 01/25/30		500	471,694
		Face Amount^	Value†
		(000)
Allstate Corp.
5.050%, 06/24/29		300	$305,641
1.450%, 12/15/30		2,000	1,741,868
Alphabet, Inc., SOFR + 0.520%, FRN
(r) 4.184%, 11/15/28		12,100	12,135,332
Amadeus IT Group SA
3.375%, 03/25/30	EUR	5,300	6,177,547
Amazon.com, Inc., SOFR + 0.590%, FRN
(r) 4.243%, 03/13/29		20,875	20,918,316
AMCO - Asset Management Co. SpA
3.250%, 04/02/30	EUR	5,000	5,828,013
Amdocs Ltd.
2.538%, 06/15/30		4,400	3,990,730
American Express Co., SOFR + 0.650%, FRN
(r) 4.317%, 11/04/26		30,122	30,164,924
American Honda Finance Corp.
5.650%, 11/15/28		400	410,087
4.900%, 03/13/29		230	231,659
4.800%, 03/05/30		500	500,482
4.600%, 04/17/30		500	496,097
4.500%, 09/04/30		10,500	10,367,652
5.850%, 10/04/30		500	519,614
4.450%, 01/08/31		500	491,906
1.800%, 01/13/31		8,500	7,411,185
American Honda Finance Corp., SOFR + 0.650%, FRN
(r) 4.313%, 11/19/27		9,100	9,081,926
American Honda Finance Corp., SOFR + 0.710%, FRN
(r) 4.359%, 07/09/27		10,808	10,808,492
American Honda Finance Corp., SOFR + 0.720%, FRN
(r) 4.368%, 10/22/27		3,154	3,152,828
American Honda Finance Corp., SOFR + 0.820%, FRN
(r) 4.478%, 03/03/28		5,000	4,999,100
American Honda Finance Corp., SOFR + 0.900%, FRN
(r) 4.558%, 09/01/28		4,700	4,702,803

49

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	American Medical Systems Europe BV
	3.375%, 03/08/29	EUR	5,000	$5,896,078
	3.000%, 03/08/31	EUR	5,000	5,753,470
	American National Group, Inc.
	5.750%, 10/01/29		12,345	12,509,744
	American Tower Corp.
	0.875%, 05/21/29	EUR	830	906,585
	Ameriprise Financial, Inc.
	5.700%, 12/15/28		2,415	2,495,874
	Amphenol Corp.
	5.050%, 04/05/29		400	408,416
	Amphenol Corp., SOFR + 0.530%, FRN
(r)	4.194%, 11/15/27		8,893	8,883,189
	Amprion GmbH
	3.125%, 08/27/30	EUR	4,700	5,441,351
	APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	4,400	4,803,150
	2.000%, 07/15/30	EUR	6,500	7,172,045
	APRR SA
	3.125%, 01/24/30	EUR	5,200	6,063,118
	2.875%, 01/14/31	EUR	1,000	1,148,481
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	8,920	10,427,543
	Arrow Electronics, Inc.
	5.150%, 08/21/29		8,100	8,184,340
	Asian Development Bank, SOFR + 0.280%, FRN
(r)	3.928%, 01/29/31		10,000	10,009,319
	Asian Development Bank, SOFR + 0.300%, FRN
(r)	3.952%, 06/20/28		27,700	27,725,469
	Asian Development Bank, SOFR + 1.000%, FRN
(r)	4.653%, 06/16/26		26,800	26,828,140
	Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.285%, 08/16/27		6,000	6,027,086
	ASN Bank NV
	4.875%, 03/07/30	EUR	12,600	15,435,793
	AstraZeneca PLC
#	4.000%, 01/17/29		564	561,699
	AT&T, Inc.
	2.600%, 12/17/29	EUR	7,900	9,045,918
	3.150%, 06/01/30	EUR	5,080	5,903,029
	Athene Holding Ltd.
#	6.150%, 04/03/30		3,200	3,306,419
#	3.500%, 01/15/31		38,800	36,102,516
	Atlas Warehouse Lending Co. LP
Ω	4.950%, 11/15/30		10,700	10,521,516
			Face Amount^	Value†
			(000)
Australia & New Zealand Banking Group Ltd., SOFR + 0.590%, FRN
(r)Ω	4.248%, 12/08/28		23,900	$23,960,156
Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.277%, 06/18/28		9,100	9,128,120
Australia & New Zealand Banking Group Ltd., SOFR + 0.650%, FRN
(r)Ω	4.308%, 09/30/27		24,947	25,033,855
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.339%, 07/16/27		20,000	20,078,005
(r)	4.339%, 07/16/27		7,100	7,127,692
(r)Ω	4.338%, 12/08/30		18,943	19,039,148
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.468%, 01/18/27		20,000	20,070,800
Australia & New Zealand Banking Group Ltd., SOFR + 0.850%, FRN
(r)Ω	4.508%, 12/16/29		7,250	7,323,028
#(r)	4.508%, 12/16/29		1,419	1,433,293
Autoliv, Inc.
	3.625%, 08/07/29	EUR	11,160	13,162,463
	3.000%, 10/29/30	EUR	3,460	3,957,453
Autoroutes du Sud de la France SA
	1.375%, 02/21/31	EUR	2,000	2,140,437
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	3,830	4,269,871
AvalonBay Communities, Inc.
	2.950%, 05/11/26		1,107	1,106,661
	4.350%, 12/01/30		7,500	7,439,285
Aviation Capital Group LLC
	6.750%, 10/25/28		1,900	1,986,312
Ω	5.375%, 07/15/29		400	406,320
Ω	4.800%, 10/24/30		15,950	15,838,706
Ayvens SA
	3.875%, 07/16/29	EUR	13,900	16,525,431
BAE Systems PLC
Ω	1.900%, 02/15/31		2,200	1,947,169
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.138%, 11/07/29		200	192,308

50

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	1,300	$1,590,711
	3.625%, 06/07/30	EUR	2,000	2,379,075
	3.125%, 07/15/30	EUR	2,000	2,324,477
Banco BPM SpA
	3.375%, 01/21/30	EUR	6,350	7,437,486
Banco Santander SA
	3.875%, 04/22/29	EUR	15,100	17,979,698
	4.551%, 11/06/30		1,000	986,486
Banco Santander SA, SOFR + 1.120%, FRN
(r)	4.789%, 11/06/30		10,000	10,018,380
Bank of Montreal, SOFR + 0.620%, FRN
(r)	4.273%, 09/15/26		1,545	1,546,607
Bank of Montreal, SOFR + 1.160%, FRN
(r)	4.813%, 12/11/26		6,300	6,332,839
Bank of Montreal, SOFR + 1.330%, FRN
(r)	4.985%, 06/05/26		6,000	6,005,520
Bank of New York Mellon Corp., SOFR + 0.630%, FRN
(r)	4.278%, 01/22/30		15,500	15,486,963
Bank of Nova Scotia
	3.500%, 04/17/29	EUR	880	1,040,946
	5.450%, 08/01/29		400	412,261
Bank of Nova Scotia, SOFR + 1.080%, FRN
(r)	4.727%, 08/01/29		6,000	6,053,655
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	3,700	4,227,406
	4.375%, 05/02/30	EUR	700	846,342
Ω	4.541%, 01/15/31		1,000	988,254
	3.125%, 03/11/31	EUR	7,800	8,994,978
Banque Federative du Credit Mutuel SA, SOFR + 0.990%, FRN
(r)Ω	4.641%, 10/16/28		6,649	6,683,615
Banque Federative du Credit Mutuel SA, SOFR + 1.070%, FRN
(r)Ω	4.734%, 02/16/28		8,200	8,245,688
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω	4.778%, 01/23/27		8,670	8,711,350
			Face Amount^	Value†
			(000)
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)Ω	5.049%, 07/13/26		4,850	$4,861,490
BAT International Finance PLC
	5.931%, 02/02/29		800	829,278
	2.250%, 01/16/30	EUR	18,200	20,428,366
Baxter International, Inc.
	3.950%, 04/01/30		22,200	21,324,554
Bayer AG
	4.250%, 08/26/29	EUR	970	1,170,184
	1.125%, 01/06/30	EUR	10,900	11,760,730
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	2,200	2,463,062
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		3,100	3,214,071
Ω	6.375%, 11/21/30		623	656,934
	6.375%, 11/21/30		7,200	7,591,643
Bayerische Landesbank
	3.000%, 02/18/30	EUR	700	814,936
Belfius Bank SA
	3.750%, 01/22/29	EUR	1,500	1,778,881
	4.125%, 09/12/29	EUR	3,100	3,738,517
	3.375%, 05/28/30	EUR	7,800	9,096,120
Best Buy Co., Inc.
	1.950%, 10/01/30		17,834	15,951,554
BG Energy Capital PLC
	2.250%, 11/21/29	EUR	800	906,835
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	10,190	11,132,757
Black Hills Corp.
	4.550%, 01/31/31		12,943	12,817,351
BMS Ireland Capital Funding DAC
	2.973%, 11/10/30	EUR	2,000	2,313,446
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30		8,100	7,931,705
#	4.150%, 04/09/30		500	489,611
Ω	4.650%, 03/19/31		5,500	5,468,775
#Ω	2.550%, 04/01/31		7,800	7,041,164
BMW U.S. Capital LLC, SOFR + 0.920%, FRN
(r)Ω	4.571%, 03/21/28		22,000	22,104,940
BNG Bank NV, SOFR + 1.000%, FRN
(r)	4.669%, 08/05/26		20,000	20,042,122
BNP Paribas SA
	1.375%, 05/28/29	EUR	3,500	3,873,695
	3.625%, 09/01/29	EUR	4,000	4,728,446
Boardwalk Pipelines LP
	3.400%, 02/15/31		2,137	1,996,679
Boeing Co.
	3.100%, 05/01/26		6,587	6,587,000

51

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	3.200%, 03/01/29		400	$386,081
	2.950%, 02/01/30		600	567,034
	Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	1,700	2,047,706
	Boston Properties LP
#	4.500%, 12/01/28		600	598,632
	3.400%, 06/21/29		13,885	13,346,360
#	3.250%, 01/30/31		10,200	9,429,654
	Bouygues SA
	0.500%, 02/11/30	EUR	5,400	5,741,157
	BP Capital Markets BV
	3.773%, 05/12/30	EUR	2,000	2,392,456
	BP Capital Markets PLC
	1.637%, 06/26/29	EUR	7,600	8,525,963
	BPCE SA
	3.875%, 01/11/29	EUR	1,800	2,141,593
	0.625%, 01/15/30	EUR	5,800	6,180,991
	3.125%, 09/05/30	EUR	6,400	7,428,932
	British Telecommunications PLC
Ω	3.250%, 11/08/29		200	191,496
	Brixmor Operating Partnership LP
	4.125%, 06/15/26		948	947,532
	Broadcom, Inc.
#	2.450%, 02/15/31		5,000	4,554,522
	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26		634	632,721
	Brookfield Asset Management Ltd.
	4.653%, 11/15/30		13,500	13,380,814
	Brookfield Finance, Inc.
	4.850%, 03/29/29		100	100,353
	Brown & Brown, Inc.
	2.375%, 03/15/31		2,500	2,210,187
	Brunswick Corp.
	5.850%, 03/18/29		130	133,447
	Bunge Ltd. Finance Corp.
	4.550%, 08/04/30		28,466	28,393,970
	Cadent Finance PLC
	4.250%, 07/05/29	EUR	1,600	1,927,456
	0.625%, 03/19/30	EUR	6,690	7,035,506
	Canadian Imperial Bank of Commerce
	5.260%, 04/08/29		800	818,263
	3.807%, 07/09/29	EUR	7,302	8,708,211
	Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	4.871%, 10/02/26		4,600	4,617,845
	Capital One NA
	4.650%, 09/13/28		800	802,432
	2.700%, 02/06/30		7,500	7,032,898
			Face Amount^	Value†
			(000)
	Cardinal Health, Inc.
	5.000%, 11/15/29		1,440	$1,461,236
	Cargill, Inc.
	3.875%, 04/24/30	EUR	2,800	3,345,902
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	13,393	15,580,406
	Castellum AB
	4.125%, 12/10/30	EUR	1,800	2,125,353
	Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	2,920	3,202,977
	Caterpillar Financial Services Corp., SOFR + 0.490%, FRN
(r)	4.150%, 02/23/29		22,500	22,475,730
	Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r)	4.185%, 05/14/27		7,858	7,870,865
	Caterpillar Financial Services Corp., SOFR + 0.580%, FRN
(r)	4.245%, 11/14/28		5,000	5,001,127
	Caterpillar Financial Services Corp., SOFR + 0.640%, FRN
(r)	4.304%, 08/15/28		8,000	8,029,920
	CDP Financial, Inc.
Ω	1.000%, 05/26/26		40,400	40,320,037
	CDW LLC/CDW Finance Corp.
	5.100%, 03/01/30		4,700	4,713,743
	Cellnex Telecom SA
	1.875%, 06/26/29	EUR	3,500	3,924,465
	CenterPoint Energy Resources Corp.
	1.750%, 10/01/30		500	444,216
	Charles Schwab Corp.
	1.650%, 03/11/31		1,000	875,188
	Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.185%, 05/13/26		26,530	26,532,494
	Charles Schwab Corp., SOFR + 1.050%, FRN
(r)	4.708%, 03/03/27		15,000	15,070,650
	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	4.750%, 05/15/30		5,000	5,023,140
	Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.129%, 02/26/28		3,100	3,106,031

52

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.235%, 08/13/28		7,000	$7,019,670
	Chevron USA, Inc., SOFR + 0.820%, FRN
(r)	4.471%, 10/15/30		26,472	26,756,759
	Choice Hotels International, Inc.
	3.700%, 12/01/29		7,900	7,561,437
	Chubb INA Holdings LLC
	4.650%, 08/15/29		400	403,610
	0.875%, 12/15/29	EUR	3,200	3,458,788
	Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	6,400	7,516,421
	Cigna Group
	5.000%, 05/15/29		14,500	14,745,349
	2.375%, 03/15/31		11,745	10,596,322
	Citigroup, Inc.
	3.400%, 05/01/26		2,178	2,178,000
	1.250%, 04/10/29	EUR	3,800	4,215,734
	Citizens Financial Group, Inc.
	2.500%, 02/06/30		3,960	3,643,501
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	5,400	5,791,777
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	690	766,404
	CNO Financial Group, Inc.
	5.250%, 05/30/29		12,509	12,565,992
	Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	2,600	3,016,522
	Comcast Corp.
#	4.550%, 01/15/29		400	402,447
	0.250%, 09/14/29	EUR	1,500	1,595,484
	1.950%, 01/15/31		13,156	11,672,738
#	1.500%, 02/15/31		8,000	6,938,817
	Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	4.288%, 03/27/29		10,000	10,023,900
	Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	4.297%, 03/14/28		9,700	9,733,585
(r)	4.297%, 03/14/28		254	254,879
	Commonwealth Bank of Australia, SOFR + 0.780%, FRN
(r)Ω	4.438%, 10/01/30		13,300	13,376,927
(r)	4.438%, 10/01/30		22,641	22,771,956
			Face Amount^	Value†
			(000)
Commonwealth Bank of Australia, SOFR + 0.810%, FRN
(r)Ω	4.467%, 03/14/30		8,860	$8,924,278
Compass Group PLC
	3.250%, 02/06/31	EUR	2,000	2,332,716
Conagra Brands, Inc.
#	5.000%, 08/01/30		17,428	17,441,009
	8.250%, 09/15/30		12,490	14,109,907
Constellation Energy Generation LLC
Ω	3.750%, 03/01/31		9,587	9,156,749
Continental AG
	3.500%, 10/01/29	EUR	6,924	8,147,112
Cooperatieve Rabobank UA, 3M Swap + 1.180%, FRN
(r)	5.511%, 01/19/28	AUD	21,400	15,571,788
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.240%, 10/17/28		13,100	13,106,549
Cooperatieve Rabobank UA, SOFR + 0.600%, FRN
(r)	4.249%, 01/21/28		1,450	1,454,184
Cooperatieve Rabobank UA, SOFR + 0.650%, FRN
(r)	4.301%, 04/01/29		5,600	5,618,066
Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
(r)	4.350%, 01/14/31		28,340	28,358,992
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	4.365%, 03/05/27		17,750	17,804,467
Cooperatieve Rabobank UA, SOFR + 0.900%, FRN
(r)	4.550%, 10/05/26		2,500	2,506,025
COPT Defense Properties LP
	4.500%, 10/15/30		4,600	4,547,498
Credit Agricole SA
	4.125%, 03/07/30	EUR	7,400	8,951,437
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	4.523%, 03/11/27		6,257	6,282,808
Credit Agricole SA, SOFR + 1.290%, FRN
(r)Ω	4.940%, 07/05/26		12,000	12,023,370

53

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	10,100	$11,138,672
	0.750%, 01/18/30	EUR	300	320,587
	3.128%, 12/05/30	EUR	5,000	5,782,413
	Criteria Caixa SA
	3.500%, 10/02/29	EUR	2,200	2,589,663
	Crown Castle, Inc.
	4.900%, 09/01/29		200	200,938
	2.250%, 01/15/31		7,900	7,003,938
	CSX Corp.
	4.250%, 03/15/29		400	399,653
	CTP NV
	3.625%, 03/10/31	EUR	3,100	3,586,212
	CVS Health Corp.
	2.875%, 06/01/26		16,061	16,040,337
	5.000%, 01/30/29		22	22,274
	Daimler Truck Finance North America LLC
Ω	5.125%, 09/25/29		200	202,833
	Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.489%, 01/13/28		8,270	8,279,606
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	1,200	1,431,331
	3.000%, 11/27/29	EUR	2,000	2,319,764
	Danaher Corp.
	2.500%, 03/30/30	EUR	6,800	7,758,798
	DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.256%, 03/21/28		54,500	54,670,884
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	5,490	6,480,455
	Dell International LLC/EMC Corp.
	4.500%, 02/15/31		8,300	8,216,868
	Delta Air Lines, Inc.
	5.250%, 07/10/30		3,900	3,930,440
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		4,550	4,209,793
	Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	3,300	3,861,857
	4.000%, 05/21/30	EUR	1,700	2,023,902
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,213	3,751,015
	Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	900	980,187
	1.250%, 02/01/31	EUR	1,280	1,341,676
	Dollar General Corp.
	5.200%, 07/05/28		252	255,664
	3.500%, 04/03/30		3,600	3,441,164
			Face Amount^	Value†
			(000)
Dow Chemical Co.
	2.100%, 11/15/30		8,358	$7,393,226
	4.800%, 01/15/31		31,743	31,432,239
DSV Finance BV
	3.500%, 06/26/29	EUR	680	805,041
	1.375%, 03/16/30	EUR	1,760	1,925,245
	3.250%, 11/06/30	EUR	2,000	2,331,896
DXC Technology Co.
	1.800%, 09/15/26		1,509	1,493,618
E.ON SE
	3.125%, 03/05/30	EUR	2,400	2,810,732
East Ohio Gas Co.
Ω	2.000%, 06/15/30		3,623	3,259,905
Eastman Chemical Co.
	4.500%, 02/20/31		36,125	35,480,063
Eaton Capital ULC
	0.577%, 03/08/30	EUR	1,555	1,652,281
Edenred SE
	3.250%, 08/27/30	EUR	11,500	13,324,602
Edison International
	5.450%, 06/15/29		6,700	6,745,173
	6.950%, 11/15/29		6,900	7,245,297
	6.250%, 03/15/30		550	568,525
	4.800%, 03/15/31		250	244,033
EIDP, Inc.
	4.500%, 05/15/26		622	622,063
Electricite de France SA
	4.625%, 04/26/30	EUR	2,200	2,701,220
Electrolux AB
	2.500%, 05/18/30	EUR	6,500	7,262,916
Element Fleet Management Corp.
Ω	6.271%, 06/26/26		1,251	1,252,647
Ω	4.641%, 11/24/30		10,360	10,282,309
Elevance Health, Inc.
	5.150%, 06/15/29		200	203,605
#	2.250%, 05/15/30		2,500	2,286,381
	2.550%, 03/15/31		7,430	6,740,970
Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.181%, 10/15/28		7,000	7,018,312
Elis SA
	3.750%, 03/21/30	EUR	4,200	4,950,487
Emerson Electric Co.
	2.000%, 10/15/29	EUR	2,520	2,844,154
Enbridge, Inc.
	3.125%, 11/15/29		130	124,041
EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,200	1,403,552
Enel Finance International NV
Ω	4.375%, 09/30/30		1,000	983,645

54

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Energy Transfer LP
	6.400%, 12/01/30		12,900	$13,768,716
	4.550%, 01/15/31		2,300	2,279,717
	Engie SA
	3.625%, 01/11/30	EUR	1,100	1,305,146
	Eni SpA
	0.625%, 01/23/30	EUR	5,510	5,889,648
	Enterprise Products Operating LLC
	4.600%, 01/15/31		10,200	10,216,855
	EPR Properties
	3.750%, 08/15/29		4,400	4,234,712
	4.750%, 11/15/30		8,680	8,530,110
	Equifax, Inc.
	3.250%, 06/01/26		5,517	5,509,982
	Equinix Europe 2 Financing Corp. LLC
	4.600%, 11/15/30		13,700	13,605,530
	Equinix, Inc.
	3.200%, 11/18/29		270	257,663
	2.150%, 07/15/30		250	225,293
	ERAC USA Finance LLC
Ω	5.000%, 02/15/29		300	304,234
	ERG SpA
	4.125%, 07/03/30	EUR	7,600	9,137,794
	Erste Group Bank AG
	0.250%, 09/14/29	EUR	2,700	2,865,147
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	6,745	8,030,913
	4.750%, 09/06/30	EUR	6,030	7,354,310
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	3.964%, 02/16/29		31,230	31,204,773
	European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	3.994%, 02/20/28		23,180	23,197,776
	European Bank for Reconstruction & Development, SOFR + 0.420%, FRN
(r)	4.070%, 07/22/30		10,000	10,012,122
	European Investment Bank, SOFR + 0.320%, FRN
(r)	3.985%, 08/14/29		10,500	10,514,570
	Eversource Energy
	4.250%, 04/01/29		500	496,043
	4.450%, 12/15/30		10,600	10,444,823
	Experian Finance PLC
Ω	2.750%, 03/08/30		6,300	5,894,294
			Face Amount^	Value†
			(000)
	Export Development Canada
	3.875%, 08/08/30	NZD	12,500	$7,263,586
	Export Development Canada, SOFR + 0.330%, FRN
(r)	3.978%, 08/01/28		14,380	14,411,892
	Federation des Caisses Desjardins du Quebec
	3.467%, 09/05/29	EUR	1,400	1,646,905
Ω	4.565%, 08/26/30		10,000	9,977,551
	Ferguson Enterprises, Inc.
	4.350%, 03/15/31		5,000	4,924,705
	Fidelity National Financial, Inc.
	2.450%, 03/15/31		5,250	4,655,842
	Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	13,360	14,746,179
	4.800%, 03/10/31		2,500	2,486,640
	Fidelity National Information Services, Inc., SOFR + 1.210%, FRN
(r)	4.864%, 03/10/29		20,000	19,978,400
	Fingrid OYJ
	2.750%, 12/04/29	EUR	1,160	1,341,545
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,190	1,314,027
	First American Financial Corp.
	4.000%, 05/15/30		19,000	18,218,460
	FirstEnergy Pennsylvania Electric Co.
Ω	4.550%, 03/15/31		5,000	4,970,557
	Fiserv, Inc.
	3.500%, 07/01/29		400	384,575
	4.750%, 03/15/30		250	247,960
	2.650%, 06/01/30		4,600	4,208,376
	4.550%, 02/15/31		6,500	6,371,381
	5.350%, 03/15/31		3,470	3,512,899
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		4,163	3,887,950
	Flowserve Corp.
	3.500%, 10/01/30		3,200	3,023,312
	Fortive Corp.
	3.700%, 08/15/29	EUR	13,700	16,220,156
	Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	933	1,019,225

55

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	1.500%, 05/29/30	EUR	2,019	$2,196,316
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		4,000	3,559,168
	Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	3,700	4,572,109
	GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	8,718	9,444,934
	General Electric Co.
	1.500%, 05/17/29	EUR	670	747,988
	General Electric Co., TSFR3M + 0.642%, FRN
(r)	4.305%, 05/05/26		12,605	12,600,463
	General Mills, Inc.
	3.650%, 10/23/30	EUR	600	706,300
	General Motors Co.
	5.400%, 10/15/29		320	327,115
	General Motors Financial Co., Inc.
	5.800%, 06/23/28		800	819,364
	5.550%, 07/15/29		260	266,365
	4.900%, 10/06/29		130	130,843
	4.000%, 07/10/30	EUR	12,380	14,722,868
	2.350%, 01/08/31		500	447,813
	4.600%, 01/08/31		500	494,309
	5.750%, 02/08/31		560	579,147
	General Motors Financial Co., Inc., SOFR + 1.050%, FRN
(r)	4.701%, 07/15/27		440	440,164
	General Motors Financial Co., Inc., SOFR + 1.170%, FRN
(r)	4.820%, 04/04/28		1,700	1,704,677
	General Motors Financial Co., Inc., SOFR + 1.350%, FRN
(r)	5.015%, 05/08/27		14,200	14,262,377
	Genuine Parts Co.
	4.950%, 08/15/29		500	499,323
	1.875%, 11/01/30		500	434,154
	Georgia Power Co.
	2.650%, 09/15/29		400	378,840
	Georgia-Pacific LLC
	7.750%, 11/15/29		500	554,914
	Gildan Activewear, Inc.
Ω	4.700%, 10/07/30		5,700	5,642,712
	Gilead Sciences, Inc.
	4.800%, 11/15/29		400	406,691
	GlaxoSmithKline Capital PLC
	3.375%, 06/01/29		400	389,691
	1.375%, 09/12/29	EUR	720	798,319
			Face Amount^	Value†
			(000)
	1.750%, 05/21/30	EUR	3,000	$3,321,423
	Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	4,920	5,382,530
	Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	4.710%, 04/04/27		8,404	8,435,810
	Global Payments, Inc.
	3.200%, 08/15/29		5,465	5,160,795
	2.900%, 05/15/30		1,300	1,191,213
	GLP Capital LP/GLP Financing II, Inc.
	4.000%, 01/15/31		3,000	2,843,507
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	4,527	5,043,240
	2.600%, 02/07/30		5,700	5,311,340
	3.800%, 03/15/30		3,600	3,500,792
	Grand City Properties SA
	4.375%, 01/09/30	EUR	3,300	3,955,682
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	11,164	13,066,278
	Harley-Davidson Financial Services, Inc.
	4.000%, 03/12/30	EUR	1,000	1,168,970
	HCA, Inc.
	3.375%, 03/15/29		5,608	5,434,765
	5.250%, 03/01/30		2,900	2,953,301
	HCA, Inc., SOFR + 0.870%, FRN
(r)	4.528%, 03/01/28		13,500	13,541,744
	Healthcare Realty Holdings LP
	3.100%, 02/15/30		13,900	13,087,678
	2.400%, 03/15/30		1,600	1,462,002
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	9,576	11,078,253
	Hewlett Packard Enterprise Co.
	4.400%, 10/15/30		8,300	8,160,891
	HF Sinclair Corp.
	5.750%, 01/15/31		7,300	7,476,903
	Highmark, Inc.
Ω	1.450%, 05/10/26		1,700	1,697,971
	Highwoods Realty LP
	4.200%, 04/15/29		9,427	9,206,881
	3.050%, 02/15/30		600	555,676
	2.600%, 02/01/31		500	444,325
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	4,080	4,922,105
	Home Depot, Inc.
	5.150%, 06/25/26		849	850,619

56

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
2.950%, 06/15/29		800	$769,936
4.750%, 06/25/29		800	812,387
Honda Motor Co. Ltd.
4.688%, 07/08/30		1,760	1,752,339
Horace Mann Educators Corp.
4.700%, 10/01/30		3,611	3,558,033
HP, Inc.
4.000%, 04/15/29		400	393,396
HSBC USA, Inc., SOFR + 0.970%, FRN
(r) 4.628%, 06/03/28		7,500	7,540,794
Humana, Inc.
3.700%, 03/23/29		500	486,969
Hyatt Hotels Corp.
5.250%, 06/30/29		5,100	5,179,922
IBM International Capital Pte. Ltd.
# 4.750%, 02/05/31		22,250	22,267,875
ICADE
1.000%, 01/19/30	EUR	300	318,038
Iccrea Banca SpA
3.375%, 01/30/30	EUR	1,610	1,878,748
IHG Finance LLC
3.375%, 09/10/30	EUR	9,300	10,764,218
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	1,100	1,234,154
Illumina, Inc.
4.750%, 12/12/30		4,735	4,712,734
2.550%, 03/23/31		2,575	2,319,661
Infineon Technologies AG
2.875%, 02/13/30	EUR	2,300	2,648,746
Intel Corp.
2.450%, 11/15/29		3,400	3,167,772
Inter-American Development Bank, SOFR + 0.170%, FRN
(r) 3.823%, 09/16/26		33,290	33,292,330
Inter-American Development Bank, SOFR + 0.270%, FRN
(r) 3.922%, 03/20/28		11,000	11,006,718
Inter-American Development Bank, SOFR + 0.280%, FRN
(r) 3.929%, 04/12/27		1,062	1,062,624
Inter-American Development Bank, SOFR + 0.350%, FRN
(r) 4.001%, 10/04/27		60,800	60,925,247
(r) 4.001%, 10/05/28		40,300	40,410,808
			Face Amount^	Value†
			(000)
	Inter-American Development Bank, SOFR + 0.370%, FRN
(r)	4.018%, 08/01/29		17,000	$17,063,679
	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	3.923%, 06/15/27		19,000	19,028,648
	International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	3.944%, 02/23/27		29,500	29,533,630
	International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.019%, 01/12/27		16,000	16,019,729
	International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r)	4.095%, 08/19/27		61,638	61,859,280
	International Business Machines Corp.
	3.300%, 05/15/26		700	699,794
	2.900%, 02/10/30	EUR	10,166	11,758,749
	1.750%, 01/31/31	EUR	2,000	2,176,047
	4.300%, 02/03/31		1,500	1,479,277
	International Finance Corp., SOFR + 0.310%, FRN
(r)	3.970%, 08/28/28		27,520	27,584,962
	International Finance Corp., SOFR + 0.360%, FRN
#(r)	4.020%, 08/28/29		8,090	8,111,656
	Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	10,120	12,658,146
	4.875%, 05/19/30	EUR	4,000	4,961,212
	Italgas SpA
	2.875%, 03/06/30	EUR	1,200	1,380,623
	0.875%, 04/24/30	EUR	2,740	2,910,883
	Jabil, Inc.
	3.600%, 01/15/30		570	546,839
	3.000%, 01/15/31		6,700	6,182,135
	Jacobs Solutions, Inc.
	4.750%, 03/03/31		13,500	13,360,068
	JCDecaux SE
	1.625%, 02/07/30	EUR	6,500	7,122,625
	JDE Peet's NV
	4.125%, 01/23/30	EUR	3,850	4,582,580

57

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	8,700	$10,299,883
	4.150%, 01/23/30		500	485,405
	Jersey Central Power & Light Co.
Ω	4.400%, 01/15/31		7,750	7,650,579
	John Deere Bank SA
	3.300%, 10/15/29	EUR	2,000	2,357,564
	John Deere Capital Corp., SOFR + 0.550%, FRN
(r)	4.205%, 03/09/29		8,425	8,426,368
	John Deere Capital Corp., SOFR + 0.680%, FRN
(r)	4.329%, 07/15/27		1,650	1,658,768
	John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	4.446%, 06/08/26		24,897	24,913,845
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.654%, 12/08/26		7,700	7,730,030
	JT International Financial Services BV
	1.000%, 11/26/29	EUR	1,600	1,732,089
	Juniper Networks, Inc.
	2.000%, 12/10/30		7,060	6,195,637
	KBC Group NV
	0.750%, 01/24/30	EUR	1,200	1,280,043
	Kemper Corp.
#	2.400%, 09/30/30		4,600	4,030,220
	Kering SA
	3.125%, 11/27/29	EUR	4,400	5,112,576
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	4.533%, 03/15/27		15,443	15,460,344
	KeyCorp
	4.100%, 04/30/28		400	397,428
	2.550%, 10/01/29		2,120	1,986,067
	Kinder Morgan, Inc.
	5.100%, 08/01/29		292	297,444
	Klepierre SA
	2.000%, 05/12/29	EUR	1,700	1,922,059
	Knorr-Bremse AG
	3.000%, 09/30/29	EUR	3,100	3,620,208
	Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.059%, 03/03/28		34,000	34,071,958
	Kommunalbanken AS, SOFR + 0.410%, FRN
(r)	4.060%, 04/09/29		20,000	20,078,545
	Kommunalbanken AS, SOFR + 1.000%, FRN
(r)Ω	4.653%, 06/17/26		41,500	41,545,975
			Face Amount^	Value†
			(000)
(r)	4.653%, 06/17/26		5,200	$5,205,761
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	3,500	4,074,806
Kraft Heinz Foods Co.
	3.000%, 06/01/26		500	499,410
Kreditanstalt fuer Wiederaufbau
	4.625%, 08/07/26		10,835	10,857,152
La Banque Postale SA
	4.375%, 01/17/30	EUR	5,900	7,133,109
	3.500%, 06/13/30	EUR	1,900	2,247,612
Laboratory Corp. of America Holdings
	2.950%, 12/01/29		38	36,094
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	9,016	10,556,226
Las Vegas Sands Corp.
	6.000%, 06/14/30		2,200	2,268,349
Lazard Group LLC
	4.500%, 09/19/28		400	398,547
Liberty Mutual Group, Inc.
Ω	4.625%, 12/02/30	EUR	800	983,129
Lincoln National Corp.
#	3.400%, 01/15/31		3,000	2,804,984
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	14,080	16,523,106
LYB International Finance III LLC
	5.125%, 01/15/31		4,620	4,648,056
Macquarie Bank Ltd., SOFR + 0.480%, FRN
(r)Ω	4.149%, 02/03/28		2,600	2,598,219
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.398%, 06/12/28		9,637	9,677,137
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.578%, 07/02/27		12,130	12,195,423
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	4.858%, 12/07/26		1,020	1,024,977
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	12,200	14,945,947
Magna International, Inc.
	2.450%, 06/15/30		6,300	5,798,057
ManpowerGroup, Inc.
	3.750%, 12/13/30	EUR	900	1,036,869
Marathon Petroleum Corp.
	5.150%, 03/01/30		6,100	6,224,649
Marsh & McLennan Cos., Inc.
	1.979%, 03/21/30	EUR	2,000	2,229,458

58

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Mattel, Inc.
#	5.000%, 11/17/30		11,000	$11,028,406
McDonald's Corp.
	4.000%, 03/07/30	EUR	2,400	2,883,503
Medtronic, Inc.
	3.650%, 10/15/29	EUR	13,000	15,462,153
Mercedes-Benz Finance North America LLC
Ω	5.000%, 04/01/30		7,500	7,594,361
	8.500%, 01/18/31		12,500	14,488,300
#Ω	4.500%, 03/10/31		6,500	6,429,159
Mercedes-Benz Finance North America LLC, SOFR + 0.630%, FRN
(r)Ω	4.278%, 07/31/26		2,500	2,502,718
Mercedes-Benz Finance North America LLC, SOFR + 0.710%, FRN
(r)Ω	4.364%, 03/10/28		4,500	4,500,660
Mid-America Apartments LP
	1.700%, 02/15/31		1,038	910,078
Mitsubishi HC Finance America LLC
Ω	4.558%, 01/14/31		17,738	17,565,605
	4.558%, 01/14/31		1,840	1,822,117
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	4,000	4,272,778
	0.797%, 04/15/30	EUR	17,850	18,944,359
	4.608%, 08/28/30	EUR	700	857,848
Molnlycke Holding AB
	0.875%, 09/05/29	EUR	240	259,492
Moody's Corp.
	0.950%, 02/25/30	EUR	2,000	2,156,183
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.811%, 10/30/26		1,440	1,445,190
Motability Operations Group PLC
	3.625%, 07/24/29	EUR	3,000	3,549,980
	4.000%, 01/17/30	EUR	22,300	26,661,597
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	11,430	12,225,205
National Australia Bank Ltd., 3M Swap + 1.000%, FRN
(r)	4.956%, 05/12/28	AUD	15,340	11,142,328
National Australia Bank Ltd., SOFR + 0.530%, FRN
(r)Ω	4.188%, 12/13/28		10,200	10,207,191
			Face Amount^	Value†
			(000)
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.257%, 10/26/27		5,776	$5,792,548
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	4.308%, 06/13/28		3,600	3,611,054
National Australia Bank Ltd., SOFR + 0.680%, FRN
(r)Ω	4.337%, 01/13/31		25,490	25,567,193
National Australia Bank Ltd., SOFR + 0.790%, FRN
(r)Ω	4.448%, 01/14/30		5,367	5,408,889
National Bank of Canada
	3.750%, 05/02/29	EUR	6,100	7,267,309
National Fuel Gas Co.
	2.950%, 03/01/31		2,820	2,570,784
National Gas Transmission PLC
	4.250%, 04/05/30	EUR	750	902,671
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	10,208	11,933,865
	3.150%, 06/03/30	EUR	5,480	6,352,492
National Grid PLC
	0.553%, 09/18/29	EUR	8,300	8,883,807
National Rural Utilities Cooperative Finance Corp.
	5.150%, 06/15/29		472	483,089
	4.300%, 12/10/30		500	495,270
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, FRN
(r)	4.467%, 02/05/27		16,700	16,738,062
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	4.473%, 09/16/27		7,900	7,936,261
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.232%, 05/20/27		2,000	2,002,278
Nationwide Building Society
	1.500%, 10/13/26		782	773,009
	3.250%, 09/05/29	EUR	3,000	3,518,449
	3.000%, 03/03/30	EUR	5,000	5,791,951

59

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Ω	4.351%, 09/30/30		5,000	$4,941,834
Naturgy Finance Iberia SA
	3.250%, 10/02/30	EUR	1,600	1,858,325
NatWest Markets PLC
	3.125%, 01/10/30	EUR	21,908	25,519,849
Ω	4.412%, 11/06/30		500	494,283
	3.125%, 01/13/31	EUR	2,000	2,316,544
Ω	4.893%, 03/27/31		17,500	17,589,577
NatWest Markets PLC, SOFR + 0.800%, FRN
(r)Ω	4.466%, 11/06/28		2,050	2,051,640
NatWest Markets PLC, SOFR + 0.950%, FRN
#(r)Ω	4.601%, 03/21/28		6,500	6,530,952
NBN Co. Ltd.
	4.125%, 03/15/29	EUR	5,000	6,022,311
Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,613,656
Neste OYJ
	3.750%, 03/20/30	EUR	13,000	15,418,348
Netflix, Inc.
	3.875%, 11/15/29	EUR	2,000	2,395,373
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	15,000	8,642,379
	4.500%, 05/15/30	NZD	272,000	163,237,311
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	14,900	8,180,556
	4.500%, 05/15/30	NZD	11,100	6,604,258
NextEra Energy Capital Holdings, Inc.
	2.750%, 11/01/29		51	48,311
	2.250%, 06/01/30		6,346	5,790,122
Nippon Life Insurance Co.
Ω	4.748%, 04/02/31		11,400	11,406,730
Nomura Holdings, Inc.
	1.653%, 07/14/26		13,898	13,828,171
	3.459%, 05/28/30	EUR	7,912	9,219,641
	2.679%, 07/16/30		250	229,188
Nordea Bank Abp
	2.500%, 05/23/29	EUR	300	344,960
	2.750%, 05/02/30	EUR	5,000	5,764,716
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	4.391%, 03/19/27		13,438	13,483,259
Nordea Bank Abp, SOFR + 0.830%, FRN
(r)	4.488%, 08/28/30		10,000	9,999,964
Nordea Bank Abp, SOFR + 1.020%, FRN
(r)Ω	4.674%, 09/10/29		5,595	5,666,543
			Face Amount^	Value†
			(000)
Nordic Investment Bank, SOFR + 1.000%, FRN
(r)	4.666%, 05/12/26		11,000	$11,002,715
Norinchukin Bank
#Ω	4.683%, 03/10/31		3,100	3,076,004
Novartis Capital Corp., SOFR + 0.520%, FRN
(r)	4.187%, 11/05/28		13,550	13,601,504
NTT Finance Corp.
	0.342%, 03/03/30	EUR	5,700	5,987,097
Ω	4.876%, 07/16/30		4,045	4,073,288
	4.876%, 07/16/30		1,000	1,007,035
Ω	2.065%, 04/03/31		300	264,780
NTT Finance Corp., SOFR + 1.080%, FRN
(r)Ω	4.737%, 07/16/28		3,000	3,020,879
NTT Finance Corp., SOFR + 1.310%, FRN
(r)Ω	4.967%, 07/16/30		21,228	21,581,237
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	7,735	9,190,564
	3.375%, 01/10/30	EUR	10,055	11,728,494
	3.625%, 07/24/30	EUR	5,400	6,338,082
Omega Healthcare Investors, Inc.
	5.200%, 07/01/30		16,200	16,323,358
	3.375%, 02/01/31		2,030	1,884,444
Omnicom Group, Inc.
	2.400%, 03/01/31		8,100	7,240,740
ONEOK, Inc.
	4.400%, 10/15/29		366	363,850
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	8,860	9,429,790
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,760	1,920,823
Oracle Corp., SOFR + 0.760%, FRN
(r)	4.429%, 08/03/28		5,622	5,519,464
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	13,280	14,368,997
ORIX Corp.
	3.780%, 05/29/29	EUR	3,000	3,545,779
	4.450%, 09/09/30		7,500	7,436,899
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	4,000	4,614,364
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.325%, 03/06/28		7,000	7,011,570
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		34,400	34,290,375
Ω	5.250%, 07/01/29		200	202,978
Ω	5.250%, 02/01/30		1,630	1,652,716
Ω	4.550%, 01/15/31		500	494,804

60

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Pernod Ricard SA
0.125%, 10/04/29	EUR	1,600	$1,689,352
1.750%, 04/08/30	EUR	1,800	1,984,922
Pfizer, Inc., SOFR + 0.500%, FRN
(r) 4.164%, 11/15/27		5,250	5,264,017
Philip Morris International, Inc.
4.875%, 02/13/29		500	506,546
# 1.750%, 11/01/30		250	222,090
5.125%, 02/13/31		10,000	10,227,224
Philip Morris International, Inc., SOFR + 0.660%, FRN
(r) 4.308%, 10/27/28		7,249	7,248,726
Philip Morris International, Inc., SOFR + 0.830%, FRN
(r) 4.477%, 04/28/28		10,000	10,031,970
Phillips 66
2.150%, 12/15/30		500	448,924
Phillips 66 Co.
3.150%, 12/15/29		300	286,167
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		400	387,282
4.700%, 01/15/31		3,000	2,993,240
Praemia Healthcare SACA
0.875%, 11/04/29	EUR	6,300	6,673,628
1.375%, 09/17/30	EUR	2,000	2,107,610
Principal Financial Group, Inc.
3.700%, 05/15/29		200	195,353
Progressive Corp.
# 4.600%, 03/26/31		8,700	8,730,589
Prologis Euro Finance LLC
3.875%, 01/31/30	EUR	1,398	1,664,391
Prologis International Funding II SA
3.625%, 03/07/30	EUR	620	729,365
Prologis LP
1.750%, 02/01/31		1,000	881,562
Province of British Columbia
0.900%, 07/20/26		17,200	17,089,648
Public Storage Operating Co., SOFR + 0.700%, FRN
(r) 4.351%, 04/16/27		13,400	13,423,249
PVH Corp.
5.500%, 06/13/30		9,100	9,228,535
Radian Group, Inc.
6.200%, 05/15/29		5,130	5,305,949
			Face Amount^	Value†
			(000)
	RCI Banque SA
	3.375%, 07/26/29	EUR	12,005	$14,038,546
	4.875%, 10/02/29	EUR	15,640	19,062,611
	3.875%, 09/30/30	EUR	2,240	2,643,396
	Realty Income Corp.
	1.875%, 01/14/27	GBP	2,000	2,663,464
	4.700%, 12/15/28		400	402,910
	4.875%, 07/06/30	EUR	3,000	3,691,923
	3.250%, 01/15/31		500	470,606
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	8,401	9,965,274
	Reinsurance Group of America, Inc.
	3.900%, 05/15/29		200	195,880
	Repsol E&P Capital Markets U.S. LLC
Ω	5.204%, 09/16/30		22,900	23,188,144
	Revvity, Inc.
	3.300%, 09/15/29		520	498,518
	Richemont International Holding SA
	1.500%, 03/26/30	EUR	440	483,832
	Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.493%, 03/14/28		3,400	3,411,710
	Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	3,700	2,688,237
	Roper Technologies, Inc.
	1.750%, 02/15/31		17,800	15,432,822
	Royal Bank of Canada
	2.125%, 04/26/29	EUR	890	1,012,872
	Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	4.599%, 01/19/27		3,700	3,715,725
	Royalty Pharma PLC
	5.150%, 09/02/29		5,400	5,492,813
	RTX Corp.
	2.150%, 05/18/30	EUR	6,817	7,612,730
	Ryder System, Inc.
	4.300%, 06/15/27		283	283,041
	4.950%, 09/01/29		200	202,822
	Sagax AB
	3.375%, 01/26/31	EUR	583	666,548
	Sandoz Finance BV
	3.250%, 09/12/29	EUR	2,000	2,343,541
	4.220%, 04/17/30	EUR	11,500	13,856,670
	Sanofi SA, SOFR + 0.540%, FRN
(r)	4.209%, 11/03/28		11,700	11,724,734
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	12,900	15,112,126

61

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	SBAB Bank AB
	3.250%, 02/06/30	EUR	4,400	$5,180,883
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	12,577	14,961,897
	SELP Finance SARL
	0.875%, 05/27/29	EUR	11,640	12,640,143
	Sempra
	5.400%, 08/01/26		4,980	4,989,976
	ServiceNow, Inc.
	1.400%, 09/01/30		47,736	41,596,758
	Shell Finance U.S., Inc., SOFR + 0.780%, FRN
(r)	4.446%, 11/06/30		52,000	52,165,586
	Sika Capital BV
	3.750%, 05/03/30	EUR	10,070	11,981,000
	Simon Property Group LP
	2.450%, 09/13/29		400	375,122
	4.300%, 01/15/31		1,000	985,958
	2.200%, 02/01/31		5,000	4,499,078
	Sixt SE
	3.250%, 01/22/30	EUR	3,350	3,894,377
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	1,030	1,100,319
	Skandinaviska Enskilda Banken AB, SOFR + 0.890%, FRN
(r)Ω	4.545%, 03/05/27		10,000	10,038,614
	Snam SpA
	4.000%, 11/27/29	EUR	9,696	11,634,293
	Societe Generale SA
Ω	4.000%, 01/12/27		4,000	3,991,242
	1.750%, 03/22/29	EUR	1,500	1,683,248
	0.875%, 09/24/29	EUR	4,100	4,419,043
	1.250%, 06/12/30	EUR	4,000	4,292,497
	Southern Co. Gas Capital Corp.
	1.750%, 01/15/31		4,350	3,826,079
	SSE PLC
	2.875%, 08/01/29	EUR	800	928,775
	State Street Corp., SOFR + 0.640%, FRN
(r)	4.288%, 10/22/27		5,320	5,328,483
	State Street Corp., SOFR + 0.845%, FRN
(r)	4.511%, 08/03/26		18,500	18,522,594
	Statnett SF
	1.250%, 04/26/30	EUR	5,200	5,629,248
	Stedin Holding NV
	0.500%, 11/14/29	EUR	2,950	3,153,506
	2.375%, 06/03/30	EUR	3,500	3,962,363
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	3,680	4,415,924
			Face Amount^	Value†
			(000)
Store Capital LLC
Ω	4.950%, 02/11/31		500	$496,412
Suez SACA
	2.375%, 05/24/30	EUR	10,900	12,267,297
Sumitomo Mitsui Financial Group, Inc.
	0.632%, 10/23/29	EUR	5,560	5,954,785
	5.852%, 07/13/30		500	521,169
Sumitomo Mitsui Financial Group, Inc., SOFR + 0.760%, FRN
(r)	4.419%, 01/15/29		6,735	6,717,096
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.050%, FRN
(r)	4.707%, 04/15/30		8,634	8,675,104
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	4.827%, 07/09/29		2,300	2,322,779
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.300%, FRN
(r)	4.956%, 07/13/26		890	891,937
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.710%, FRN
(r)Ω	4.369%, 03/05/29		4,000	4,000,653
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%, FRN
#(r)Ω	4.409%, 09/11/28		2,550	2,555,923
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.990%, FRN
(r)Ω	4.648%, 03/13/30		9,400	9,481,083
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	4.807%, 09/14/26		6,000	6,018,480
Svensk Exportkredit AB, SOFR + 0.370%, FRN
(r)	4.034%, 11/21/29		25,000	25,048,467
Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	900	1,005,567
Swedbank AB
	2.875%, 04/30/29	EUR	3,300	3,829,121
	3.250%, 09/24/29	EUR	3,140	3,673,991
Ω	5.083%, 05/21/30		5,000	5,079,294
Ω	4.898%, 03/30/31		8,900	8,955,865
Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	2,600	3,053,828

62

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Synchrony Financial
	5.150%, 03/19/29		5,300	$5,313,042
	Tele2 AB
	3.750%, 11/22/29	EUR	2,232	2,649,455
	Telefonica Emisiones SA
	0.664%, 02/03/30	EUR	200	212,528
	Telstra Group Ltd.
	1.000%, 04/23/30	EUR	2,500	2,686,122
	Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.046%, 08/20/27		8,920	8,909,296
	Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	4,590	5,623,893
	Terega SA
	0.875%, 09/17/30	EUR	3,500	3,651,796
	Thermo Fisher Scientific Finance I BV
	0.800%, 10/18/30	EUR	1,000	1,055,138
	T-Mobile USA, Inc.
	4.200%, 10/01/29		156	154,598
	Toronto-Dominion Bank
#	1.200%, 06/03/26		31,440	31,359,555
	3.631%, 12/13/29	EUR	1,000	1,182,487
	4.411%, 01/13/31		500	495,917
	Toronto-Dominion Bank, SOFR + 0.590%, FRN
(r)	4.244%, 09/10/26		3,995	3,998,903
	Toronto-Dominion Bank, SOFR + 0.730%, FRN
(r)	4.380%, 04/05/27		9,000	9,030,857
	Toronto-Dominion Bank, SOFR + 1.080%, FRN
(r)	4.730%, 07/17/26		7,205	7,217,983
	Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	9,800	11,510,673
	Toyota Motor Credit Corp.
	4.650%, 01/05/29		400	403,998
	4.950%, 01/09/30		400	407,083
	5.100%, 03/21/31		1,000	1,025,254
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	4.301%, 03/19/27		11,400	11,431,348
(r)	4.303%, 03/13/29		10,000	10,004,850
	Toyota Motor Credit Corp., SOFR + 0.890%, FRN
(r)	4.554%, 05/18/26		14,372	14,377,292
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	10,400	12,224,829
	3.750%, 01/14/31	EUR	3,100	3,633,586
	Tyco Electronics Group SA
	4.500%, 02/09/31		250	248,931
			Face Amount^	Value†
			(000)
	Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	1,000	$1,176,239
	1.375%, 04/15/30	EUR	2,913	3,153,012
	UnitedHealth Group, Inc.
	3.875%, 12/15/28		155	153,493
	4.250%, 01/15/29		250	249,703
	2.875%, 08/15/29		400	382,831
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		8,318	8,311,024
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,110	1,365,752
Ω	5.875%, 05/22/30		1,640	1,693,863
	Veolia Environnement SA
	1.940%, 01/07/30	EUR	5,400	6,018,713
	Verizon Communications, Inc.
	3.875%, 02/08/29		500	494,319
	0.375%, 03/22/29	EUR	1,000	1,084,541
	1.875%, 10/26/29	EUR	3,782	4,232,042
	1.680%, 10/30/30		1,000	883,752
	1.750%, 01/20/31		29,761	26,165,371
	2.550%, 03/21/31		19,600	17,825,621
	VICI Properties LP
	4.950%, 02/15/30		4,200	4,200,794
	Vicinity Centres Trust
	1.125%, 11/07/29	EUR	6,342	6,864,334
	Videotron Ltd.
	4.650%, 07/15/29	CAD	3,500	2,645,942
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	4,300	4,538,177
	VMware LLC
	1.400%, 08/15/26		470	466,388
	Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	2,600	3,054,517
	3.875%, 09/10/30	EUR	2,900	3,439,630
	Volkswagen Group of America Finance LLC
Ω	4.950%, 08/15/29		4,400	4,414,126
	4.950%, 08/15/29		5,000	5,016,053
#Ω	6.450%, 11/16/30		500	528,210
	Volvo Treasury AB
	3.125%, 02/08/29	EUR	800	937,812
	3.125%, 08/26/29	EUR	4,220	4,927,870
	3.000%, 05/20/30	EUR	2,000	2,318,254
	Vonovia SE
	1.000%, 07/09/30	EUR	2,400	2,543,474
	Walmart, Inc., SOFR + 0.400%, FRN
(r)	4.046%, 04/30/29		5,620	5,621,343
	Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.078%, 04/28/27		5,600	5,610,107

63

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Walt Disney Co., SOFR + 0.470%, FRN
(r)	4.136%, 03/14/29		28,300	$28,230,382
	Waste Management, Inc.
	2.000%, 06/01/29		400	373,500
	1.500%, 03/15/31		22,400	19,490,189
	WEA Finance LLC
#Ω	4.125%, 09/20/28		1,700	1,677,651
	Wells Fargo & Co.
	0.625%, 03/25/30	EUR	380	401,528
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.723%, 12/11/26		8,360	8,392,437
	Werfen SA
	4.250%, 05/03/30	EUR	6,500	7,787,359
	Western Union Co.
#	2.750%, 03/15/31		4,125	3,726,047
	Westlake Corp.
	1.625%, 07/17/29	EUR	4,169	4,590,169
	Westpac Banking Corp., 3M Swap + 0.980%, FRN
(r)	4.937%, 02/16/28	AUD	9,200	6,678,186
	Westpac Banking Corp., SOFR + 0.820%, FRN
(r)	4.478%, 07/01/30		7,022	7,087,011
	Williams Cos., Inc.
	4.800%, 11/15/29		260	262,353
	Willis North America, Inc.
	4.550%, 03/15/31		7,700	7,604,480
	Wisconsin Power & Light Co.
	3.000%, 07/01/29		2,795	2,679,481
	Woodside Finance Ltd.
	5.400%, 05/19/30		4,749	4,851,135
	WP Carey, Inc.
	3.850%, 07/15/29		5,900	5,766,856
	WPC Eurobond BV
	0.950%, 06/01/30	EUR	18,688	19,719,542
	WPP Finance 2013
	3.625%, 09/12/29	EUR	5,924	6,964,957
	TOTAL BONDS			5,266,579,034
U.S. TREASURY OBLIGATIONS — (2.4%)
	U.S. Treasury Notes, 3M USTMMR + 0.099%, FRN
(r)	3.722%, 01/31/28		111,246	111,254,017
	U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	3.783%, 04/30/27		10,000	10,010,859
	Face Amount^	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r) 3.813%, 10/31/27	18,500	$18,528,464
TOTAL U.S. TREASURY OBLIGATIONS		139,793,340

		Face Amount

COMMERCIAL PAPER — (6.9%)
BASF SE
Ω	4.054%, 06/30/26	30,000	29,793,582
Caisse des Depots et Consignations
Ω	3.803%, 05/21/26	25,000	24,945,655
Charles Schwab Corp.
Ω	3.946%, 06/12/26	12,000	11,945,858
DBS Bank Ltd.
Ω	3.800%, 05/12/26	27,000	26,966,674
Ω	3.815%, 05/26/26	2,000	1,994,598
General Motors Financial Co., Inc.
Ω	4.281%, 05/13/26	6,000	5,991,475
Kreditanstalt fuer Wiederaufbau
Ω	3.769%, 07/27/26	20,000	19,820,088
Ω	3.806%, 07/15/26	21,000	20,836,853
Ω	3.838%, 07/20/26	15,000	14,875,800
LVMH Moet Hennessy Louis Vuitton SE
Ω	3.834%, 07/09/26	6,000	5,957,066
Ω	3.836%, 07/09/26	40,000	39,713,776
Nordea Bank Abp
Ω	3.764%, 06/09/26	18,000	17,924,917
OMERS Finance Trust
Ω	3.754%, 05/20/26	7,500	7,484,317
Ω	3.773%, 06/11/26	10,000	9,955,597
Province of Alberta
Ω	3.786%, 05/21/26	20,000	19,957,366
Ω	3.905%, 07/20/26	2,500	2,479,340
Ω	3.918%, 07/31/26	35,000	34,671,738
PSP Capital, Inc.
Ω	3.733%, 05/19/26	2,500	2,495,099
Ω	3.743%, 05/26/26	40,000	39,892,580
Sanofi SA
Ω	3.893%, 09/17/26	10,000	9,856,759
Ω	3.937%, 09/17/26	8,000	7,885,407
Ω	3.915%, 09/22/26	8,000	7,881,207
Ω	3.916%, 09/22/26	20,000	19,703,018
Swedbank AB
Ω	3.789%, 07/22/26	1,000	991,230
Toronto-Dominion Bank
Ω	3.937%, 09/22/26	10,000	9,846,735

64

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)
VW Credit, Inc.
Ω	4.236%, 05/21/26	8,750	$8,729,038
TOTAL COMMERCIAL PAPER (Cost $402,603,636)			402,595,773
TOTAL INVESTMENT SECURITIES (Cost $5,772,890,249)			5,808,968,147

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	5,779,208	$66,836,535
TOTAL INVESTMENTS — (100.0%)
(Cost $5,839,726,784)			$5,875,804,682
As of April 30, 2026, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	100,742,655	USD	117,945,471	Royal Bank of Canada	05/04/26	$291,115
EUR	6,187,593	USD	7,172,784	Australia and New Zealand Bank	05/05/26	89,282
EUR	3,093,797	USD	3,586,059	Bank of New York Mellon	05/05/26	44,975
EUR	223,273	USD	258,703	Citibank, N.A.	05/05/26	3,342
EUR	3,093,797	USD	3,586,308	Goldman Sachs Capital Markets L.P.	05/05/26	44,726
EUR	113,373,479	USD	132,828,368	Societe Generale	05/05/26	232,380
AUD	27,639,749	USD	19,803,125	Australia and New Zealand Bank	05/11/26	93,547
AUD	4,749,749	USD	3,389,096	Societe Generale	05/11/26	30,045
AUD	13,993,706	USD	10,016,022	Australia and New Zealand Bank	05/13/26	57,095
AUD	28,924,037	USD	20,392,732	Citibank, N.A.	05/13/26	427,714
AUD	10,141,644	USD	7,267,531	Societe Generale	05/13/26	32,749
USD	1,934,413	GBP	1,417,806	Citibank, N.A.	05/18/26	5,161
USD	4,927,076	EUR	4,175,722	Goldman Sachs Capital Markets L.P.	05/18/26	23,255
USD	9,853,722	EUR	8,351,442	HSBC Bank	05/18/26	46,081
USD	4,927,636	EUR	4,175,721	State Street Bank and Trust	05/18/26	23,815
EUR	4,755,856	USD	5,580,749	HSBC Bank	05/19/26	4,625
USD	134,669,294	EUR	113,945,723	Royal Bank of Canada	05/19/26	849,143
EUR	2,938,832	USD	3,448,617	Societe Generale	05/19/26	2,806
AUD	2,734,620	USD	1,965,313	Citibank, N.A.	05/26/26	2,705
USD	119,121,710	EUR	101,093,855	Royal Bank of Canada	05/28/26	344,785
USD	8,841,444	NZD	14,921,060	Citibank, N.A.	06/02/26	18,138
USD	8,709,297	NZD	14,722,194	Royal Bank of Canada	06/02/26	3,587
USD	8,176,019	NZD	13,807,960	Societe Generale	06/09/26	9,104
EUR	4,701,096	USD	5,447,781	State Street Bank and Trust	06/16/26	80,352
Total Appreciation						$2,760,527
USD	115,873,174	EUR	100,742,655	Societe Generale	05/04/26	$(2,363,411)
USD	135,399,229	EUR	116,136,936	Bank of New York Mellon	05/05/26	(904,849)
USD	2,587,188	EUR	2,230,065	Citibank, N.A.	05/05/26	(30,127)
USD	8,796,882	EUR	7,604,938	Royal Bank of Canada	05/05/26	(128,651)
USD	63,939,432	EUR	55,028,781	Societe Generale	05/07/26	(651,116)
USD	123,380,623	EUR	107,023,318	Bank of New York Mellon	05/08/26	(2,244,871)
USD	45,135,627	AUD	64,069,832	Australia and New Zealand Bank	05/11/26	(985,502)
USD	127,472,811	EUR	108,732,392	Bank of New York Mellon	05/11/26	(176,713)
USD	3,617,717	CAD	5,029,274	Citibank, N.A.	05/11/26	(86,308)
AUD	12,374,008	USD	8,912,054	Societe Generale	05/11/26	(4,535)
USD	52,520,336	AUD	74,624,162	Australia and New Zealand Bank	05/13/26	(1,196,518)

65

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	128,780,853	EUR	110,028,009	Citibank, N.A.	05/13/26	$(401,809)
USD	13,544,830	EUR	11,702,292	UBS AG	05/18/26	(197,931)
USD	125,276,140	EUR	108,843,702	Societe Generale	05/22/26	(2,570,129)
USD	8,517,347	AUD	12,202,870	Australia and New Zealand Bank	05/26/26	(264,665)
USD	127,574,586	EUR	110,068,442	Bank of New York Mellon	05/26/26	(1,734,571)
USD	724,473	GBP	537,302	Citibank, N.A.	05/26/26	(6,644)
USD	127,483,225	EUR	109,540,285	Societe Generale	05/27/26	(1,211,503)
USD	5,847,090	NZD	9,938,103	Citibank, N.A.	05/28/26	(28,644)
USD	3,069,787	NZD	5,246,394	HSBC Bank	05/28/26	(32,054)
USD	6,609,210	NZD	11,232,818	Royal Bank of Canada	05/28/26	(32,002)
USD	132,243,249	EUR	112,899,635	State Street Bank and Trust	06/01/26	(429,457)
USD	17,189,030	NZD	29,966,614	Citibank, N.A.	06/02/26	(531,199)
USD	118,111,142	EUR	100,742,655	Royal Bank of Canada	06/03/26	(286,570)
USD	133,014,822	EUR	113,373,479	Societe Generale	06/04/26	(233,524)
USD	15,527,164	NZD	26,577,680	Bank of New York Mellon	06/09/26	(192,584)
USD	6,292,008	NZD	10,695,509	Royal Bank of Canada	06/09/26	(34,004)
USD	26,683,753	NZD	45,609,589	UBS AG	06/12/26	(295,210)
USD	57,045	CAD	78,120	Citibank, N.A.	06/15/26	(575)
USD	5,433,112	EUR	4,701,096	UBS AG	06/16/26	(95,021)
USD	26,966,306	NZD	46,278,873	Australia and New Zealand Bank	06/18/26	(413,670)
USD	62,344,582	NZD	105,567,153	Citibank, N.A.	06/22/26	(119,912)
USD	1,569,883	CAD	2,140,816	Citibank, N.A.	06/26/26	(9,857)
USD	90,102	CAD	122,341	Citibank, N.A.	06/29/26	(187)
Total (Depreciation)						$(17,894,323)
Total Appreciation (Depreciation)						$(15,133,796)
As of April 30, 2026, the value of Rule 144A securities amounted to $1,321,604,157 or 22.5% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$5,266,579,034	—	$5,266,579,034
U.S. Treasury Obligations	—	139,793,340	—	139,793,340
Commercial Paper	—	402,595,773	—	402,595,773
Securities Lending Collateral	—	66,836,535	—	66,836,535
Total Investments in Securities	—	$5,875,804,682	—	$5,875,804,682
Financial Instruments
Assets
Forward Currency Contracts**	—	2,760,527	—	2,760,527
Liabilities
Forward Currency Contracts**	—	(17,894,323)	—	(17,894,323)
Total Financial Instruments	—	$(15,133,796)	—	$(15,133,796)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
66

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (96.0%)
	3M Co.
	1.750%, 05/15/30	EUR	1,000	$1,100,201
	7-Eleven, Inc.
Ω	2.500%, 02/10/41		5,954	3,996,002
	Abbott Laboratories
	5.300%, 05/27/40		4,000	4,034,110
	4.750%, 04/15/43		5,000	4,579,163
	AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,627,597
	4.400%, 11/06/42		7,200	6,304,430
	5.350%, 03/15/44		400	388,059
	Abertis France SAS
	1.475%, 01/18/31	EUR	200	213,552
	Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	3,500	4,031,993
	ABN AMRO Bank NV
	2.750%, 06/04/29	EUR	700	813,299
	3.125%, 01/21/30	EUR	9,000	10,557,429
	Accenture Capital, Inc.
	4.500%, 10/04/34		3,000	2,890,289
	AEP Texas, Inc.
	5.700%, 05/15/34		400	413,021
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,554,954
	3.850%, 10/29/41		2,800	2,249,572
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	100	114,729
	Aetna, Inc.
	6.750%, 12/15/37		1,000	1,087,902
	Affiliated Managers Group, Inc.
	5.500%, 08/20/34		2,800	2,799,248
	Aflac, Inc.
	6.450%, 08/15/40		2,300	2,507,301
	AGCO Corp.
	5.800%, 03/21/34		4,660	4,793,748
	Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	14,400	16,688,444
	0.500%, 05/25/30	EUR	800	841,944
	Aker BP ASA
Ω	6.000%, 06/13/33		10,000	10,431,664
	Alabama Power Co.
	5.500%, 03/15/41		1,500	1,482,191
	3.850%, 12/01/42		650	522,316
			Face Amount^	Value†
			(000)
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		4,450	$3,510,896
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	100	111,284
	Allstate Corp.
	5.350%, 06/01/33		1,900	1,951,951
	4.500%, 06/15/43		4,470	3,826,616
	Ally Financial, Inc.
	8.000%, 11/01/31		3,849	4,299,220
	Alphabet, Inc.
	1.900%, 08/15/40		16,050	10,645,902
	5.350%, 11/15/45		5,300	5,141,966
	Altria Group, Inc.
	2.450%, 02/04/32		6,600	5,809,467
	3.400%, 02/04/41		1,000	759,304
	4.500%, 05/02/43		900	750,859
	Amazon.com, Inc.
	4.650%, 11/20/35		5,000	4,868,012
	3.875%, 08/22/37		5,000	4,498,401
	2.875%, 05/12/41		10,200	7,519,746
	American Electric Power Co., Inc.
#	5.625%, 03/01/33		400	413,716
	American Express Co.
	8.150%, 03/19/38		2,000	2,518,536
	4.050%, 12/03/42		5,000	4,163,098
	American Honda Finance Corp.
	3.300%, 03/21/29	EUR	12,400	14,516,484
	American Tower Corp.
	5.650%, 03/15/33		400	414,890
	5.550%, 07/15/33		400	412,021
	American Water Capital Corp.
	4.300%, 12/01/42		3,176	2,726,796
	Amgen, Inc.
	4.950%, 10/01/41		1,200	1,114,921
	5.600%, 03/02/43		1,000	986,249
	Amprion GmbH
	3.162%, 01/15/31	EUR	300	346,802
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		4,695	4,777,460
	APA Corp.
	5.100%, 09/01/40		2,700	2,465,428
	APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,400	1,528,275
	Appalachian Power Co.
	5.650%, 04/01/34		400	411,654

67

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	7.000%, 04/01/38		5,200	$5,794,342
	Apple, Inc.
	2.375%, 02/08/41		11,000	7,802,384
	3.850%, 05/04/43		5,500	4,553,058
	3.450%, 02/09/45		1,000	761,780
	4.375%, 05/13/45		1,000	872,332
	ArcelorMittal SA
#	6.800%, 11/29/32		5,000	5,524,712
	Arizona Public Service Co.
	2.200%, 12/15/31		6,500	5,676,521
	Arrow Electronics, Inc.
	5.875%, 04/10/34		5,000	5,153,120
	Ashtead Capital, Inc.
Ω	5.500%, 08/11/32		4,600	4,696,817
Ω	5.950%, 10/15/33		2,500	2,592,949
	Assurant, Inc.
	2.650%, 01/15/32		6,000	5,259,129
	AT&T, Inc.
	4.500%, 05/15/35		2,000	1,893,880
	4.900%, 08/15/37		2,000	1,912,558
	4.850%, 03/01/39		1,400	1,301,012
	3.500%, 06/01/41		2,000	1,542,859
	4.350%, 06/15/45		500	401,440
	Athene Holding Ltd.
#	5.875%, 01/15/34		6,650	6,690,282
	Autoliv, Inc.
	3.625%, 08/07/29	EUR	300	353,830
	3.000%, 10/29/30	EUR	1,300	1,486,904
	AutoNation, Inc.
	2.400%, 08/01/31		3,000	2,641,501
	Autoroutes du Sud de la France SA
	1.375%, 02/21/31	EUR	400	428,087
	AutoZone, Inc.
	5.200%, 08/01/33		400	404,702
	Avnet, Inc.
	3.000%, 05/15/31		8,245	7,440,037
	5.500%, 06/01/32		400	406,085
	Ayvens SA
	3.875%, 07/16/29	EUR	6,500	7,727,719
	Baker Hughes Holdings LLC
	5.125%, 09/15/40		6,000	5,805,961
	Banco BPM SpA
	3.375%, 01/21/30	EUR	510	597,341
	Banco Santander SA
	5.796%, 01/23/29	AUD	2,520	1,820,697
	3.875%, 04/22/29	EUR	200	238,142
	6.938%, 11/07/33		800	897,249
	Bank of America Corp.
	5.875%, 02/07/42		4,236	4,366,801
	Bank of New Zealand
	3.661%, 07/17/29	EUR	2,000	2,373,154
	Bank of Nova Scotia
	3.500%, 04/17/29	EUR	5,000	5,914,465
			Face Amount^	Value†
			(000)
	5.650%, 02/01/34		2,000	$2,087,422
	Banque Federative du Credit Mutuel SA
	1.750%, 03/15/29	EUR	2,000	2,248,627
	4.375%, 05/02/30	EUR	2,900	3,506,276
	0.625%, 02/21/31	EUR	600	612,069
	3.125%, 03/11/31	EUR	500	576,601
	BAT Capital Corp.
	4.390%, 08/15/37		2,000	1,821,279
	7.079%, 08/02/43		400	441,833
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	700	785,706
	Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		500	493,823
Ω	4.400%, 07/15/44		500	396,435
	Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		10,000	10,644,058
	Berkshire Hathaway Energy Co.
	5.950%, 05/15/37		6,000	6,369,089
	6.500%, 09/15/37		3,073	3,313,786
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,000	1,133,544
	BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		3,919	3,669,076
	Black Hills Corp.
	4.350%, 05/01/33		8,837	8,393,652
	6.000%, 01/15/35		770	798,207
	Blue Owl Finance LLC
#	6.250%, 04/18/34		290	285,460
	BMW Canada, Inc.
	3.700%, 09/05/29	CAD	1,300	954,641
	BNG Bank NV
	0.100%, 01/15/30	EUR	800	847,591
	BNP Paribas SA
	3.625%, 09/01/29	EUR	100	118,211
	Boardwalk Pipelines LP
	3.600%, 09/01/32		150	138,629
	5.625%, 08/01/34		5,000	5,130,976
	Boeing Co.
	6.125%, 02/15/33		2,835	3,027,155
	3.600%, 05/01/34		1,825	1,640,281
	Booz Allen Hamilton, Inc.
#	5.950%, 08/04/33		2,000	2,042,025
	Boston Properties LP
	2.450%, 10/01/33		2,000	1,633,034
	5.750%, 01/15/35		400	401,846
	Bouygues SA
	0.500%, 02/11/30	EUR	700	744,224
	BP Capital Markets America, Inc.
	3.060%, 06/17/41		5,400	4,071,171

68

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	BPCE SA
	0.625%, 01/15/30	EUR	2,000	$2,131,376
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,239	1,249,464
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		2,750	2,449,745
	2.350%, 11/13/40		1,200	840,211
	3.550%, 03/15/42		4,000	3,164,665
	5.500%, 02/22/44		500	492,694
	Broadcom, Inc.
	3.419%, 04/15/33		600	549,725
Ω	3.137%, 11/15/35		4,900	4,176,402
	Brookfield Finance, Inc.
#	2.724%, 04/15/31		2,600	2,362,929
	5.675%, 01/15/35		3,000	3,046,344
	5.330%, 01/15/36		2,000	1,966,980
	Brown & Brown, Inc.
	4.200%, 03/17/32		400	379,539
	Brunswick Corp.
	4.400%, 09/15/32		5,000	4,736,765
	Burlington Northern Santa Fe LLC
	5.150%, 09/01/43		500	475,641
	Cadent Finance PLC
	4.250%, 07/05/29	EUR	100	120,466
	Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	8,300	8,962,306
	3.125%, 03/01/30	EUR	3,900	4,590,391
	2.875%, 05/25/30	EUR	5,500	6,413,963
	CaixaBank SA
	3.750%, 09/07/29	EUR	3,700	4,407,049
	4.250%, 09/06/30	EUR	300	364,803
	Camden Property Trust
	4.900%, 01/15/34		5,000	4,995,735
	Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	3,710	4,424,468
	6.092%, 10/03/33		8,000	8,549,613
	Canadian Natural Resources Ltd.
	5.850%, 02/01/35		2,000	2,083,033
	6.250%, 03/15/38		9,800	10,383,298
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	900	996,500
	6.700%, 11/29/32		2,179	2,376,051
	Cardinal Health, Inc.
	4.600%, 03/15/43		400	344,308
	Cargill, Inc.
	3.875%, 04/24/30	EUR	100	119,496
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	300	348,997
		Face Amount^	Value†
		(000)
Carrier Global Corp.
3.377%, 04/05/40		3,211	$2,561,744
Castellum Helsinki Finance Holding Abp
0.875%, 09/17/29	EUR	3,100	3,400,421
CBRE Services, Inc.
5.950%, 08/15/34		787	821,307
Cencora, Inc.
4.900%, 02/13/36		1,000	975,663
Cenovus Energy, Inc.
6.750%, 11/15/39		500	547,641
CenterPoint Energy Resources Corp.
5.400%, 07/01/34		8,000	8,175,899
5.850%, 01/15/41		3,000	3,063,538
CF Industries, Inc.
5.150%, 03/15/34		1,700	1,697,577
4.950%, 06/01/43		4,000	3,598,254
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	100	108,087
Cigna Group
5.250%, 02/15/34		2,000	2,028,329
4.800%, 08/15/38		2,800	2,632,695
3.200%, 03/15/40		1,470	1,143,315
6.125%, 11/15/41		400	414,556
Cisco Systems, Inc.
5.900%, 02/15/39		3,100	3,279,706
5.500%, 01/15/40		10,500	10,708,045
Citigroup, Inc.
1.250%, 04/10/29	EUR	100	110,940
8.125%, 07/15/39		7,866	9,843,930
5.875%, 01/30/42		4,000	4,092,406
CK Hutchison Europe Finance 21 Ltd.
0.750%, 11/02/29	EUR	300	321,765
CNA Financial Corp.
5.500%, 06/15/33		2,000	2,041,538
5.125%, 02/15/34		2,400	2,380,156
Comcast Corp.
4.200%, 08/15/34		675	634,731
4.400%, 08/15/35		2,850	2,688,464
3.900%, 03/01/38		3,800	3,265,707
Conagra Brands, Inc.
# 5.750%, 08/01/35		2,220	2,233,057
5.300%, 11/01/38		8,600	8,011,705
Consolidated Edison Co. of New York, Inc.
6.750%, 04/01/38		1,300	1,468,761
5.500%, 12/01/39		1,400	1,407,542
5.700%, 06/15/40		294	299,505
3.950%, 03/01/43		500	403,259
Constellation Energy Generation LLC
5.800%, 03/01/33		400	419,424

69

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	5.600%, 06/15/42		1,768	$1,738,749
Continental AG
	3.500%, 10/01/29	EUR	1,154	1,357,852
Continental Resources, Inc.
	4.900%, 06/01/44		1,800	1,443,391
Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	2,800	3,360,540
Corebridge Financial, Inc.
	3.900%, 04/05/32		800	752,079
	4.350%, 04/05/42		8,000	6,664,809
Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,461,856
Ω	4.700%, 12/15/42		1,000	771,843
Credit Agricole SA
	5.411%, 01/18/29	AUD	900	643,245
	1.750%, 03/05/29	EUR	500	562,156
	4.125%, 03/07/30	EUR	2,000	2,419,307
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	300	330,852
	0.750%, 01/18/30	EUR	1,100	1,175,486
	4.125%, 04/02/31	EUR	1,000	1,204,867
Criteria Caixa SA
	3.250%, 02/25/31	EUR	500	577,231
Crown Castle, Inc.
	2.900%, 04/01/41		6,000	4,304,715
CSX Corp.
#	4.750%, 05/30/42		968	884,795
CVS Health Corp.
	4.780%, 03/25/38		9,240	8,562,665
	4.125%, 04/01/40		170	143,243
	5.300%, 12/05/43		400	366,455
	6.000%, 06/01/44		900	888,139
Daimler Truck Finance North America LLC
Ω	5.375%, 01/18/34		850	855,941
#Ω	5.375%, 06/25/34		5,000	5,022,574
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	200	238,555
Darden Restaurants, Inc.
#	6.300%, 10/10/33		5,000	5,367,772
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,767,303
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	100	117,026
Devon Energy Corp.
	5.600%, 07/15/41		2,600	2,534,027
	4.750%, 05/15/42		8,400	7,405,482
	5.000%, 06/15/45		500	440,977
Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	261	284,254
			Face Amount^	Value†
			(000)
	1.250%, 02/01/31	EUR	162	$169,806
	Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	6,084,823
	Dow Chemical Co.
	5.250%, 11/15/41		8,900	7,972,867
	4.375%, 11/15/42		4,300	3,421,001
	4.625%, 10/01/44		500	395,982
	DSV Finance BV
	3.500%, 06/26/29	EUR	1,980	2,344,089
	Duke Energy Carolinas LLC
	6.100%, 06/01/37		2,167	2,306,227
	Duke Energy Corp.
	3.300%, 06/15/41		400	301,655
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	441,432
	Eastman Chemical Co.
	4.800%, 09/01/42		3,305	2,901,983
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	250	265,640
	eBay, Inc.
	4.000%, 07/15/42		1,000	804,185
	Elevance Health, Inc.
	5.950%, 12/15/34		1,200	1,258,611
	4.625%, 05/15/42		1,000	881,235
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	1,000	1,128,633
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,000	1,169,627
	Enel Finance International NV
Ω	5.500%, 06/26/34		5,400	5,481,614
	Energy Transfer LP
	6.050%, 06/01/41		5,000	5,062,025
#	6.500%, 02/01/42		2,000	2,087,975
	5.300%, 04/01/44		1,000	901,006
	5.150%, 03/15/45		500	438,363
	Eni SpA
Ω	5.500%, 05/15/34		5,800	5,937,524
	Enterprise Products Operating LLC
	6.650%, 10/15/34		1,500	1,663,188
	6.450%, 09/01/40		500	551,060
	5.950%, 02/01/41		2,549	2,672,004
	5.700%, 02/15/42		1,270	1,284,200
	4.850%, 08/15/42		400	366,562
	4.450%, 02/15/43		1,400	1,219,202
	Equinor ASA
	4.500%, 09/03/30		7,400	7,421,813
	3.625%, 04/06/40		5,151	4,294,624
	Equitable Holdings, Inc.
#	5.594%, 01/11/33		2,980	3,048,599

70

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42		1,851	$1,833,873
	ERG SpA
	4.125%, 07/03/30	EUR	2,700	3,246,322
	ERP Operating LP
	4.650%, 09/15/34		5,400	5,270,981
	Erste Group Bank AG
	0.250%, 09/14/29	EUR	900	955,049
	Eurofins Scientific SE
	4.750%, 09/06/30	EUR	200	243,924
	European Investment Bank
	2.375%, 05/15/30	EUR	2,100	2,422,376
	Eversource Energy
	5.125%, 05/15/33		400	400,532
	Exelon Corp.
	5.625%, 06/15/35		400	410,305
	Export Development Canada
	2.750%, 01/22/30	EUR	242	282,141
	3.875%, 08/08/30	NZD	1,400	813,522
	Exxon Mobil Corp.
	2.995%, 08/16/39		500	398,308
	4.227%, 03/19/40		6,000	5,415,508
	3.567%, 03/06/45		500	387,287
	Fairfax Financial Holdings Ltd.
	5.625%, 08/16/32		950	978,885
	Federation des Caisses Desjardins du Quebec
	3.467%, 09/05/29	EUR	1,780	2,093,922
	FedEx Corp.
	4.900%, 01/15/34		3,588	3,560,150
	5.100%, 01/15/44		3,000	2,730,124
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	8,390,647
	2.450%, 03/15/31		1,000	886,827
	Fidelity National Information Services, Inc.
	5.100%, 07/15/32		2,500	2,502,229
	3.100%, 03/01/41		2,700	1,950,651
	Fingrid OYJ
	2.750%, 12/04/29	EUR	140	161,911
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	100	110,422
	First American Financial Corp.
	2.400%, 08/15/31		3,010	2,608,019
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	1,000	1,079,371
	Flowserve Corp.
	2.800%, 01/15/32		9,600	8,489,583
			Face Amount^	Value†
			(000)
	FMR LLC
Ω	4.950%, 02/01/33		8,555	$8,564,760
	Fortive Corp.
	3.700%, 08/15/29	EUR	511	605,000
	Fortune Brands Innovations, Inc.
#	5.875%, 06/01/33		400	416,316
	Fox Corp.
	5.476%, 01/25/39		9,600	9,350,499
	Free & Hanseatic City of Hamburg
	0.010%, 06/03/30	EUR	297	309,466
	GAS Networks Ireland
	3.250%, 09/12/30	EUR	640	747,858
	GATX Corp.
	3.500%, 06/01/32		1,050	970,255
	5.450%, 09/15/33		500	507,550
	Gecina SA
	1.625%, 03/14/30	EUR	500	547,727
	General Dynamics Corp.
	4.250%, 04/01/40		3,000	2,692,837
	General Mills, Inc.
	3.650%, 10/23/30	EUR	1,290	1,518,545
	General Motors Co.
#	5.000%, 04/01/35		1,850	1,789,183
	5.150%, 04/01/38		1,490	1,412,067
	6.250%, 10/02/43		2,000	1,983,245
	General Motors Financial Co., Inc.
	4.300%, 02/15/29	EUR	800	959,749
	4.000%, 07/10/30	EUR	3,200	3,805,588
	Gilead Sciences, Inc.
	2.600%, 10/01/40		5,786	4,181,176
	Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	656,406
	Glencore Funding LLC
Ω	2.850%, 04/27/31		3,600	3,280,594
Ω	6.500%, 10/06/33		5,000	5,426,056
	Global Payments, Inc.
	5.550%, 11/15/35		800	771,568
	GLP Capital LP/GLP Financing II, Inc.
	5.625%, 03/01/36		3,250	3,193,998
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	600	668,422
	0.875%, 05/09/29	EUR	2,750	3,010,176
#	6.125%, 02/15/33		3,000	3,228,103
	6.250%, 02/01/41		1,200	1,269,228
	Grand City Properties SA
	4.375%, 01/09/30	EUR	700	839,084
	Halliburton Co.
#	4.850%, 11/15/35		2,002	1,958,563

71

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	6.700%, 09/15/38		5,400	$6,000,096
	7.450%, 09/15/39		1,000	1,176,734
	4.500%, 11/15/41		140	121,658
	5.000%, 11/15/45		1,000	897,186
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	3,980	4,658,168
	Harley-Davidson Financial Services, Inc.
	4.000%, 03/12/30	EUR	4,759	5,563,126
	HCA, Inc.
	5.500%, 06/01/33		5,000	5,114,768
	Heineken NV
Ω	4.000%, 10/01/42		1,000	822,840
	Helmerich & Payne, Inc.
	5.500%, 12/01/34		1,000	988,393
	Hess Corp.
	5.600%, 02/15/41		4,000	4,077,832
	HF Sinclair Corp.
#	6.250%, 01/15/35		2,000	2,074,248
	Highwoods Realty LP
	7.650%, 02/01/34		1,000	1,115,666
	Home Depot, Inc.
	3.300%, 04/15/40		8,400	6,732,564
	Honda Canada Finance, Inc.
	4.900%, 06/04/29	CAD	2,100	1,597,104
	3.539%, 09/23/30	CAD	3,000	2,171,944
	Host Hotels & Resorts LP
	5.700%, 07/01/34		6,200	6,328,073
	5.500%, 04/15/35		400	401,176
	Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	3,400	1,852,688
	HP, Inc.
#	5.500%, 01/15/33		1,000	1,018,411
#	6.000%, 09/15/41		4,000	4,008,377
	HSBC Holdings PLC
#	6.100%, 01/14/42		1,030	1,088,018
	Humana, Inc.
	5.550%, 05/01/35		2,800	2,782,141
	4.625%, 12/01/42		5,640	4,655,357
	IBM International Capital Pte. Ltd.
	4.900%, 02/05/34		1,400	1,381,018
	5.250%, 02/05/44		4,000	3,667,093
	ICADE
	1.000%, 01/19/30	EUR	200	212,026
	IHG Finance LLC
	3.375%, 09/10/30	EUR	3,400	3,935,305
	Imperial Brands Finance PLC
Ω	5.875%, 07/01/34		10,000	10,317,080
			Face Amount^	Value†
			(000)
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	$1,472,713
	ING Groep NV
	2.500%, 11/15/30	EUR	600	676,780
	Intel Corp.
	4.600%, 03/25/40		4,200	3,754,493
	2.800%, 08/12/41		3,000	2,100,085
	4.800%, 10/01/41		500	444,288
#	4.250%, 12/15/42		2,190	1,789,774
	5.625%, 02/10/43		3,550	3,419,343
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	5,106,220
	International Business Machines Corp.
	3.300%, 01/27/27		126	124,790
	3.500%, 05/15/29		29	28,189
	2.900%, 02/10/30	EUR	3,220	3,724,491
	4.150%, 05/15/39		3,300	2,858,368
	2.850%, 05/15/40		6,500	4,725,814
	International Development Association
	2.500%, 05/28/30	EUR	18,100	20,877,991
	International Paper Co.
	6.000%, 11/15/41		9,000	9,071,147
	Intesa Sanpaolo SpA
	3.625%, 10/16/30	EUR	2,000	2,372,666
Ω	7.200%, 11/28/33		5,000	5,629,610
	Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	1,012,959
	ISS Global AS
	3.875%, 06/05/29	EUR	3,100	3,686,301
	Italgas SpA
	2.875%, 03/06/30	EUR	1,200	1,380,623
	Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	2,021,092
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,510,291
	Janus Henderson U.S. Holdings, Inc.
	5.450%, 09/10/34		417	419,064
	Japan Government Ten Year Bonds
	0.100%, 03/20/29	JPY	320,000	1,961,718
	0.100%, 06/20/29	JPY	480,000	2,927,830
	JDE Peet's NV
	4.125%, 01/23/30	EUR	110	130,931
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	430	509,075
	2.625%, 10/15/31		7,900	6,905,978

72

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
6.200%, 04/14/34		3,000	$3,070,374
John Deere Bank SA
3.300%, 10/15/29	EUR	400	471,513
Johnson & Johnson
4.950%, 06/01/34		10,000	10,327,835
3.550%, 03/01/36		5,000	4,551,880
3.400%, 01/15/38		2,500	2,165,839
2.100%, 09/01/40		11,250	7,876,928
4.500%, 09/01/40		500	473,878
JPMorgan Chase & Co.
6.400%, 05/15/38		6,200	6,842,720
5.500%, 10/15/40		8,700	8,880,929
Kemper Corp.
3.800%, 02/23/32		1,327	1,209,889
Kilroy Realty LP
2.650%, 11/15/33		5,000	4,012,296
6.250%, 01/15/36		950	950,876
Kimco Realty OP LLC
4.600%, 02/01/33		2,500	2,468,185
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		800	894,543
6.500%, 09/01/39		1,565	1,683,614
5.000%, 03/01/43		1,073	966,136
5.500%, 03/01/44		500	474,242
5.400%, 09/01/44		400	373,637
Kinder Morgan, Inc.
5.300%, 12/01/34		5,000	5,055,004
Koninklijke Philips NV
3.250%, 05/23/30	EUR	5,000	5,821,152
Kraft Heinz Foods Co.
6.875%, 01/26/39		1,000	1,088,005
4.625%, 10/01/39		1,500	1,325,444
5.000%, 06/04/42		6,000	5,303,768
5.200%, 07/15/45		1,000	875,470
Kroger Co.
7.500%, 04/01/31		6,325	7,101,035
# 5.150%, 08/01/43		400	369,707
La Banque Postale SA
4.375%, 01/17/30	EUR	200	241,800
Landesbank Baden-Wuerttemberg
0.375%, 02/21/31	EUR	2,000	2,021,203
Landwirtschaftliche Rentenbank
0.050%, 12/18/29	EUR	40	42,429
Lansforsakringar Bank AB
3.250%, 01/22/30	EUR	13,004	15,225,507
Lazard Group LLC
5.625%, 08/01/35		4,000	3,995,159
Legg Mason, Inc.
5.625%, 01/15/44		4,780	4,661,070
Liberty Mutual Group, Inc.
4.625%, 12/02/30	EUR	340	417,830
			Face Amount^	Value†
			(000)
Liberty Utilities Co.
Ω	5.869%, 01/31/34		5,000	$5,155,158
Lincoln National Corp.
#	3.400%, 01/15/31		50	46,750
	3.400%, 03/01/32		4,555	4,152,503
	6.300%, 10/09/37		1,000	1,043,585
	7.000%, 06/15/40		400	433,628
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	1,600	1,877,626
Lockheed Martin Corp.
	4.070%, 12/15/42		1,500	1,266,007
Loews Corp.
#	4.125%, 05/15/43		3,000	2,470,287
Lowe's Cos., Inc.
	4.375%, 09/15/45		500	409,587
LPL Holdings, Inc.
	6.000%, 05/20/34		1,700	1,738,165
	5.650%, 03/15/35		5,000	4,996,787
LSEG Finance PLC
Ω	3.200%, 04/06/41		4,700	3,553,861
LVMH Moet Hennessy Louis Vuitton SE
	3.250%, 09/07/29	EUR	300	354,190
LYB International Finance III LLC
#	5.500%, 03/01/34		380	381,115
#	5.875%, 01/15/36		1,000	1,010,142
	3.375%, 10/01/40		9,500	6,982,822
Macquarie Bank Ltd.
	3.202%, 09/17/29	EUR	1,000	1,172,313
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	4,746	5,814,219
Marathon Petroleum Corp.
	6.500%, 03/01/41		1,600	1,714,201
	4.750%, 09/15/44		550	472,791
Marriott International, Inc.
#	2.750%, 10/15/33		2,500	2,168,866
Mars, Inc.
Ω	3.600%, 04/01/34		5,000	4,554,957
Ω	2.375%, 07/16/40		400	280,836
Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33		2,500	2,659,011
Mastercard, Inc.
	1.000%, 02/22/29	EUR	100	110,944
Medtronic, Inc.
	3.650%, 10/15/29	EUR	800	951,517
Merck & Co., Inc.
	4.750%, 12/04/35		5,000	4,894,148
	3.900%, 03/07/39		250	219,173
	2.350%, 06/24/40		8,750	6,202,131
	3.700%, 02/10/45		4,500	3,484,082

73

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Meta Platforms, Inc.
5.500%, 11/15/45		1,000	$929,118
MetLife, Inc.
5.700%, 06/15/35		7,200	7,527,469
Micron Technology, Inc.
3.366%, 11/01/41		3,200	2,471,520
Microsoft Corp.
3.450%, 08/08/36		4,500	4,029,634
Mid-America Apartments LP
5.000%, 03/15/34		5,000	4,979,390
Mississippi Power Co.
4.250%, 03/15/42		1,200	1,002,837
Mitsubishi UFJ Financial Group, Inc.
3.751%, 07/18/39		3,200	2,701,662
Mizuho Financial Group, Inc.
0.797%, 04/15/30	EUR	4,050	4,298,300
4.608%, 08/28/30	EUR	3,000	3,676,492
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,519,262
Moody's Corp.
0.950%, 02/25/30	EUR	1,070	1,153,558
Mosaic Co.
5.625%, 11/15/43		400	374,800
Motability Operations Group PLC
3.625%, 07/24/29	EUR	5,000	5,916,634
MPLX LP
4.500%, 04/15/38		5,610	5,063,910
Nasdaq, Inc.
0.875%, 02/13/30	EUR	410	438,524
National Fuel Gas Co.
2.950%, 03/01/31		300	273,488
National Gas Transmission PLC
4.250%, 04/05/30	EUR	261	314,129
National Grid North America, Inc.
3.150%, 06/03/30	EUR	130	150,698
National Grid PLC
0.553%, 09/18/29	EUR	200	214,068
National Securities Clearing Corp.
4.700%, 05/20/30		4,519	4,582,429
Nationwide Building Society
3.250%, 09/05/29	EUR	300	351,845
3.000%, 03/03/30	EUR	3,417	3,958,219
Naturgy Finance Iberia SA
3.250%, 10/02/30	EUR	2,500	2,903,633
			Face Amount^	Value†
			(000)
	NatWest Markets PLC
	3.125%, 01/10/30	EUR	12,652	$14,737,864
	3.000%, 09/03/30	EUR	2,000	2,309,535
	NBCUniversal Media LLC
	4.450%, 01/15/43		500	413,786
	Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	100	116,770
	Neste OYJ
	3.750%, 03/20/30	EUR	430	509,992
	Nestle Finance International Ltd.
	1.500%, 04/01/30	EUR	50	55,612
	Nestle Holdings, Inc.
Ω	3.900%, 09/24/38		1,000	886,556
	New Zealand Government Bonds
	3.000%, 04/20/29	NZD	4,000	2,304,634
	4.500%, 05/15/30	NZD	81,100	48,671,125
	New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	400	219,612
	4.500%, 05/15/30	NZD	7,100	4,224,345
	Newmont Corp.
	5.875%, 04/01/35		5,000	5,298,568
	NextEra Energy Capital Holdings, Inc.
	3.830%, 06/12/30	CAD	2,100	1,544,355
	5.250%, 03/15/34		8,000	8,110,463
	NIBC Bank NV
	3.500%, 06/05/30	EUR	4,200	4,904,810
	NiSource, Inc.
	5.950%, 06/15/41		525	535,726
	Nokia OYJ
	6.625%, 05/15/39		1,500	1,581,330
	Nomura Holdings, Inc.
	3.459%, 05/28/30	EUR	2,800	3,262,765
	Northern Star Resources Ltd.
Ω	6.125%, 04/11/33		5,000	5,182,962
	NOV, Inc.
	3.950%, 12/01/42		3,359	2,642,724
	Novartis Capital Corp.
#	4.600%, 11/05/35		1,000	977,987
	Novo Nordisk Finance Netherlands BV
	2.875%, 08/27/30	EUR	200	231,102
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	300	315,110
	NVIDIA Corp.
	3.500%, 04/01/40		1,600	1,334,089
	Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,800	2,138,722

74

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	3.375%, 01/10/30	EUR	500	$583,217
	3.625%, 07/24/30	EUR	5,010	5,880,332
	Omnicom Group, Inc.
	3.375%, 03/01/41		5,000	3,698,409
	ONEOK Partners LP
	6.125%, 02/01/41		500	512,031
	ONEOK, Inc.
	5.400%, 10/15/35		3,000	2,997,390
	OP Corporate Bank PLC
	0.375%, 12/08/28	EUR	1,500	1,633,313
	0.625%, 11/12/29	EUR	1,160	1,234,600
	2.875%, 11/27/29	EUR	3,500	4,071,275
	Oracle Corp.
	3.800%, 11/15/37		400	316,293
	3.600%, 04/01/40		9,000	6,489,818
	4.500%, 07/08/44		800	589,885
	Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	100	108,200
	ORIX Corp.
	3.780%, 05/29/29	EUR	4,500	5,318,669
	Ovintiv, Inc.
	6.250%, 07/15/33		1,279	1,355,860
	6.500%, 02/01/38		150	157,633
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,739,331
	Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	100	115,359
	Pernod Ricard SA
	0.125%, 10/04/29	EUR	300	316,753
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43		1,000	941,590
	Pfizer, Inc.
	2.550%, 05/28/40		4,000	2,904,776
	5.600%, 09/15/40		400	410,263
	Philip Morris International, Inc.
	5.625%, 09/07/33		3,000	3,133,309
	4.375%, 11/15/41		2,335	2,038,146
	3.875%, 08/21/42		5,000	4,041,408
	4.125%, 03/04/43		400	332,467
	4.875%, 11/15/43		400	360,848
	Phillips 66
	2.150%, 12/15/30		200	179,570
	4.650%, 11/15/34		3,000	2,917,294
	5.875%, 05/01/42		2,380	2,391,279
	Phillips 66 Co.
	5.300%, 06/30/33		5,000	5,099,884
	4.680%, 02/15/45		500	424,596
	Plains All American Pipeline LP/PAA Finance Corp.
	5.600%, 01/15/36		1,400	1,402,380
	4.300%, 01/31/43		1,500	1,224,142
			Face Amount^	Value†
			(000)
#	4.700%, 06/15/44		5,000	$4,239,519
	4.900%, 02/15/45		500	434,438
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,200	2,330,473
	Precision Castparts Corp.
	4.375%, 06/15/45		500	424,476
	Primerica, Inc.
	2.800%, 11/19/31		4,950	4,454,515
	Procter & Gamble Co.
	0.350%, 05/05/30	EUR	130	137,484
	Progress Energy, Inc.
	6.000%, 12/01/39		5,010	5,178,810
	Prologis LP
#	4.625%, 01/15/33		2,200	2,176,821
	Province of Alberta
	2.050%, 06/01/30	CAD	6,000	4,211,993
	Province of British Columbia
	2.200%, 06/18/30	CAD	2,100	1,481,402
	Province of Ontario
	1.550%, 11/01/29	CAD	1,600	1,113,092
	2.050%, 06/02/30	CAD	13,200	9,260,747
	Province of Quebec
Δ	0.000%, 10/15/29	EUR	200	212,053
	Prudential Financial, Inc.
	3.000%, 03/10/40		600	454,711
	6.625%, 06/21/40		500	552,140
	PulteGroup, Inc.
	6.375%, 05/15/33		1,100	1,185,003
	PVH Corp.
	4.125%, 07/16/29	EUR	2,900	3,450,818
	Quanta Services, Inc.
	3.050%, 10/01/41		1,100	804,458
	RCI Banque SA
	3.375%, 07/26/29	EUR	300	350,817
	4.875%, 10/02/29	EUR	300	365,651
	3.375%, 06/06/30	EUR	2,300	2,673,793
	3.875%, 09/30/30	EUR	2,500	2,950,218
	Realty Income Corp.
	2.850%, 12/15/32		2,067	1,837,434
	1.800%, 03/15/33		4,600	3,798,241
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	1,550	1,838,612
	Reynolds American, Inc.
	5.700%, 08/15/35		1,000	1,029,306
	6.150%, 09/15/43		400	403,010
	Rio Tinto Alcan, Inc.
	6.125%, 12/15/33		5,000	5,366,945
	Roche Holdings, Inc.
Ω	4.203%, 09/09/29		400	398,765
	Rogers Communications, Inc.
	4.500%, 03/15/42		500	422,203
	5.450%, 10/01/43		8,000	7,417,489

75

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Royal Bank of Canada
	5.000%, 02/01/33		6,000	$6,067,197
Royalty Pharma PLC
	3.300%, 09/02/40		10,750	8,219,047
RTX Corp.
	4.875%, 10/15/40		4,000	3,780,865
Sagax AB
	3.375%, 01/26/31	EUR	140	160,063
Salesforce, Inc.
#	2.700%, 07/15/41		500	341,079
	6.400%, 03/15/46		1,000	999,491
Santander U.K. PLC
	3.346%, 03/25/30	EUR	400	468,593
Schlumberger Holdings Corp.
Ω	5.000%, 06/01/34		3,000	3,017,676
Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	200	237,925
SELP Finance SARL
	0.875%, 05/27/29	EUR	4,500	4,886,653
Shell Finance U.S., Inc.
	2.375%, 11/07/29		200	187,627
Ω	6.375%, 12/15/38		5,000	5,499,996
	4.550%, 08/12/43		500	441,289
	4.375%, 05/11/45		1,000	846,206
Shell International Finance BV
	4.550%, 08/12/43		3,107	2,672,128
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	80,481
	1.000%, 02/25/30	EUR	100	108,981
	2.750%, 09/09/30	EUR	200	231,639
Ω	2.875%, 03/11/41		10,000	7,478,827
Ω	4.400%, 05/27/45		1,000	867,697
Sika Capital BV
	3.750%, 05/03/30	EUR	3,550	4,223,689
Sixt SE
	3.250%, 01/22/30	EUR	300	348,750
Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	500	534,136
	3.375%, 03/19/30	EUR	6,800	7,981,252
Snam SpA
Δ	0.000%, 12/07/28	EUR	130	140,747
	4.000%, 11/27/29	EUR	100	119,991
Societe Generale SA
	1.250%, 06/12/30	EUR	900	965,812
Southern Co.
	5.200%, 06/15/33		400	404,800
			Face Amount^	Value†
			(000)
	Southern Co. Gas Capital Corp.
	5.750%, 09/15/33		1,900	$1,978,147
	Southwest Gas Corp.
	2.200%, 06/15/30		2,477	2,252,404
	SSE PLC
	2.875%, 08/01/29	EUR	200	232,194
	Stanley Black & Decker, Inc.
#	3.000%, 05/15/32		6,500	5,868,489
	5.200%, 09/01/40		3,000	2,807,144
	Statnett SF
	1.250%, 04/26/30	EUR	1,800	1,948,586
	Stedin Holding NV
	0.500%, 11/14/29	EUR	1,320	1,411,060
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	5,160	6,191,894
	Suez SACA
	2.375%, 05/24/30	EUR	2,900	3,263,776
	Sumitomo Mitsui Financial Group, Inc.
	0.632%, 10/23/29	EUR	2,640	2,827,452
	5.766%, 01/13/33		2,000	2,088,793
	Sumitomo Mitsui Trust Bank Ltd.
Ω	5.350%, 03/07/34		5,300	5,403,447
	Sun Communities Operating LP
	4.200%, 04/15/32		3,000	2,882,141
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,929,703
#	6.850%, 06/01/39		1,500	1,654,190
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	2,000	2,113,170
	Swedbank AB
	4.250%, 07/11/28	EUR	1,919	2,300,582
	2.875%, 04/30/29	EUR	1,600	1,856,543
	3.250%, 09/24/29	EUR	3,700	4,329,225
	4.375%, 09/05/30	EUR	1,000	1,219,945
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	500	587,275
	Tanger Properties LP
	2.750%, 09/01/31		3,900	3,489,556
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,849,892
	Tele2 AB
	3.750%, 11/22/29	EUR	200	237,406
	Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	600	735,149
	Terna - Rete Elettrica Nazionale
	3.500%, 01/17/31	EUR	2,000	2,359,219

76

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,450	$1,267,991
	3.000%, 02/15/41		9,750	7,120,712
	Toronto-Dominion Bank
	3.631%, 12/13/29	EUR	5,000	5,912,436
	TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	200	226,810
	Toyota Credit Canada, Inc.
	4.440%, 06/27/29	CAD	4,000	3,012,685
	3.740%, 05/21/30	CAD	4,300	3,162,661
	3.650%, 08/19/30	CAD	2,100	1,535,883
	3.460%, 02/24/31	CAD	2,200	1,589,099
	Toyota Motor Credit Corp.
	3.850%, 07/24/30	EUR	1,000	1,194,050
	Toyota Motor Finance Netherlands BV
	2.750%, 01/28/30	EUR	2,000	2,302,138
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		7,145	6,919,721
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	4,300	5,054,497
	Travelers Cos., Inc.
	5.350%, 11/01/40		3,300	3,276,314
	4.600%, 08/01/43		2,000	1,771,969
	TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		1,000	855,827
	Tyson Foods, Inc.
	5.700%, 03/15/34		1,500	1,555,634
	UBS Group AG
	0.650%, 09/10/29	EUR	2,000	2,148,833
	Union Pacific Corp.
	3.375%, 02/14/42		250	194,175
	United Parcel Service, Inc.
	5.200%, 04/01/40		5,260	5,213,492
	4.875%, 11/15/40		907	862,469
	UnitedHealth Group, Inc.
	2.750%, 05/15/40		400	293,294
	3.050%, 05/15/41		5,200	3,884,715
	4.250%, 03/15/43		1,550	1,302,724
	Unum Group
Ω	4.046%, 08/15/41		2,200	1,767,638
	5.750%, 08/15/42		2,000	1,964,871
	Valero Energy Corp.
	7.500%, 04/15/32		4,400	4,993,635
	6.625%, 06/15/37		2,300	2,523,132
	Var Energi ASA
	3.875%, 03/12/31	EUR	592	693,649
	Ventas Realty LP
	5.700%, 09/30/43		4,000	3,935,841
			Face Amount^	Value†
			(000)
	Verizon Communications, Inc.
	1.875%, 10/26/29	EUR	1,000	$1,118,996
	1.250%, 04/08/30	EUR	800	866,215
	2.500%, 05/16/30	CAD	4,700	3,293,270
	5.250%, 03/16/37		1,000	987,076
	4.812%, 03/15/39		10,500	9,776,899
	3.400%, 03/22/41		1,000	767,315
	Videotron Ltd.
Ω	5.700%, 01/15/35		5,000	5,030,855
	Virginia Electric & Power Co.
	5.300%, 08/15/33		5,000	5,118,877
	8.875%, 11/15/38		1,138	1,486,469
	4.000%, 01/15/43		2,800	2,261,348
	Visa, Inc.
	2.000%, 06/15/29	EUR	600	683,723
	Volkswagen Financial Services AG
	3.875%, 09/10/30	EUR	500	593,040
	Volkswagen Group of America Finance LLC
	5.600%, 03/22/34		1,800	1,805,295
	Volkswagen International Finance NV
	4.375%, 05/15/30	EUR	100	120,921
	Volvo Treasury AB
	3.125%, 08/26/29	EUR	6,300	7,356,773
	Vonovia SE
	2.125%, 03/22/30	EUR	600	670,630
	Voya Financial, Inc.
	5.050%, 03/02/36		500	483,907
	5.700%, 07/15/43		4,000	3,850,580
	VSP Optical Group, Inc.
Ω	5.450%, 12/01/35		4,000	3,946,807
	VW Credit Canada, Inc.
	3.810%, 11/19/30	CAD	2,300	1,678,652
	Walmart, Inc.
	5.625%, 04/01/40		500	527,144
	Walt Disney Co.
	3.500%, 05/13/40		6,400	5,252,409
	Wells Fargo & Co.
	0.625%, 03/25/30	EUR	3,000	3,169,961
	Western Midstream Operating LP
	5.450%, 04/01/44		2,500	2,246,169
	Western Union Co.
#	2.750%, 03/15/31		2,000	1,806,568
	Westlake Corp.
	1.625%, 07/17/29	EUR	120	132,123
	5.550%, 11/15/35		1,400	1,400,430
	2.875%, 08/15/41		800	545,687
	Westpac New Zealand Ltd.
	4.337%, 09/24/29	NZD	5,000	2,938,422

77

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Williams Cos., Inc.
5.650%, 03/15/33		400	$414,226
6.300%, 04/15/40		1,000	1,059,382
5.400%, 03/04/44		7,000	6,575,125
Willis North America, Inc.
# 5.350%, 05/15/33		3,000	3,042,177
Wisconsin Power & Light Co.
5.375%, 03/30/34		2,200	2,243,536
Woodside Finance Ltd.
6.000%, 05/19/35		5,000	5,200,231
WP Carey, Inc.
2.250%, 04/01/33		5,000	4,173,254
WPP Finance 2013
3.625%, 09/12/29	EUR	100	117,572
WRKCo, Inc.
4.200%, 06/01/32		600	575,743
TOTAL BONDS			1,761,082,596
U.S. TREASURY OBLIGATIONS — (1.4%)
U.S. Treasury Bonds
5.250%, 11/15/28		15,000	15,486,914
	Face Amount^	Value†
	(000)

U.S. Treasury Notes
1.500%, 08/15/26	2,500	$2,483,770
0.875%, 11/15/30	5,000	4,354,687
4.125%, 02/15/36	3,000	2,936,719
TOTAL U.S. TREASURY OBLIGATIONS		25,262,090
TOTAL INVESTMENT SECURITIES (Cost $1,811,218,762)		1,786,344,686

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	4,077,089	47,151,530
TOTAL INVESTMENTS — (100.0%)
(Cost $1,858,370,661)			$1,833,496,216
As of April 30, 2026, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	3,440,185	USD	2,464,205	UBS AG	05/04/26	$12,557
EUR	53,630,841	USD	62,850,519	Societe Generale	05/05/26	93,301
EUR	6,056,552	USD	6,955,920	HSBC Bank	05/22/26	158,020
USD	2,616,769	EUR	2,216,847	Bank of America Corp.	05/26/26	12,402
USD	2,616,877	EUR	2,216,847	HSBC Bank	05/26/26	12,510
EUR	21,093,797	USD	24,555,255	Royal Bank of Canada	05/26/26	225,881
USD	13,025,707	NZD	21,892,496	Royal Bank of Canada	06/05/26	78,691
USD	9,908,464	NZD	16,725,506	Citibank, N.A.	06/23/26	11,609
Total Appreciation						$604,971
USD	2,432,493	AUD	3,440,185	Citibank, N.A.	05/04/26	$(44,269)
USD	62,636,124	EUR	53,630,841	Societe Generale	05/05/26	(307,696)
USD	59,066,008	EUR	50,841,964	Societe Generale	05/07/26	(610,224)
USD	60,332,724	EUR	51,464,645	Bank of New York Mellon	05/11/26	(85,679)
USD	63,524,356	EUR	54,292,651	HSBC Bank	05/13/26	(220,041)
USD	25,699	AUD	36,512	State Street Bank and Trust	05/13/26	(584)
USD	20,494,691	CAD	28,462,281	Citibank, N.A.	05/19/26	(474,650)
USD	67,885,227	EUR	59,020,055	Bank of New York Mellon	05/22/26	(1,438,893)
USD	2,161,846	EUR	1,869,626	HSBC Bank	05/26/26	(34,603)
USD	63,600,379	EUR	54,664,978	Societe Generale	05/26/26	(620,411)
USD	985,835	EUR	852,531	State Street Bank and Trust	05/26/26	(15,724)
USD	4,820,407	JPY	767,944,116	Royal Bank of Canada	05/27/26	(93,141)
USD	62,162,832	EUR	53,071,408	State Street Bank and Trust	06/01/26	(203,422)

78

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	7,011,685	NZD	12,223,742	Citibank, N.A.	06/02/26	$(216,609)
USD	62,938,768	EUR	53,630,841	Societe Generale	06/04/26	(93,794)
USD	13,236,452	NZD	22,880,168	Australia and New Zealand Bank	06/08/26	(295,928)
USD	3,653,517	CAD	5,042,216	Societe Generale	06/12/26	(65,037)
USD	12,195,995	CAD	16,725,592	Societe Generale	06/15/26	(140,406)
USD	18,355,447	NZD	31,495,346	Bank of New York Mellon	06/18/26	(278,149)
USD	2,461,452	AUD	3,440,185	UBS AG	07/03/26	(12,535)
Total (Depreciation)						$(5,251,795)
Total Appreciation (Depreciation)						$(4,646,824)
As of April 30, 2026, the value of Rule 144A securities amounted to $154,632,493 or 8.5% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$1,761,082,596	—	$1,761,082,596
U.S. Treasury Obligations	—	25,262,090	—	25,262,090
Securities Lending Collateral	—	47,151,530	—	47,151,530
Total Investments in Securities	—	$1,833,496,216	—	$1,833,496,216
Financial Instruments
Assets
Forward Currency Contracts**	—	604,971	—	604,971
Liabilities
Forward Currency Contracts**	—	(5,251,795)	—	(5,251,795)
Total Financial Instruments	—	$(4,646,824)	—	$(4,646,824)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
79

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount	Value†
			(000)
BONDS — (93.8%)
AUSTRALIA — (4.3%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	4,200	$4,584,825
	2.000%, 07/15/30	EUR	1,400	1,544,748
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	218,504
Fortescue Treasury Pty. Ltd.
	5.875%, 04/15/30		2,000	2,040,681
Ω	5.875%, 04/15/30		445	454,051
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	1,700	1,859,817
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	4.710%, 04/04/27		29	29,110
ING Bank Australia Ltd.
(r)	3M Swap + 0.950%, FRN, 5.263%, 03/22/27	AUD	1,500	1,084,353
(r)	3M Swap + 1.020%, FRN, 5.007%, 08/20/29	AUD	2,500	1,815,570
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	1,370	1,678,356
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	5,390	5,831,995
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.493%, 03/14/28		3,750	3,762,916
Scentre Group Trust 1, 3M Swap + 1.120%, FRN
(r)	5.106%, 11/27/29	AUD	8,500	6,163,026
Telstra Group Ltd.
	1.375%, 03/26/29	EUR	800	893,458
Toyota Finance Australia Ltd., 3M Swap + 1.100%, FRN
(r)	5.446%, 01/22/30	AUD	4,500	3,255,554
Woodside Finance Ltd.
#Ω	4.500%, 03/04/29		800	797,224
TOTAL AUSTRALIA				36,014,188
AUSTRIA — (0.1%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	1,100	1,167,282
		Face Amount	Value†
		(000)
BELGIUM — (0.3%)
Elia Transmission Belgium SA
0.875%, 04/28/30	EUR	2,100	$2,240,133
KBC Group NV
0.750%, 01/24/30	EUR	300	320,011
TOTAL BELGIUM			2,560,144
CANADA — (13.2%)
Alimentation Couche-Tard, Inc.
5.592%, 09/25/30	CAD	7,600	5,953,552
Bank of Montreal
4.420%, 07/17/29	CAD	7,500	5,644,422
Bank of Nova Scotia
4.680%, 02/01/29	CAD	11,100	8,400,159
Bell Telephone Co. of Canada or Bell Canada
3.650%, 08/14/29	CAD	5,000	3,664,041
4.550%, 02/09/30	CAD	3,000	2,258,873
2.500%, 05/14/30	CAD	500	351,544
Canadian Imperial Bank of Commerce
3.807%, 07/09/29	EUR	1,151	1,372,658
Canadian National Railway Co.
4.150%, 05/10/30	CAD	1,700	1,274,271
Canadian Natural Resources Ltd.
3.300%, 12/08/28	CAD	2,600	1,898,832
3.750%, 02/08/31	CAD	5,300	3,873,270
Canadian Pacific Railway Co.
3.150%, 03/13/29	CAD	1,800	1,310,508
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	3,000	2,208,849
Enbridge, Inc.
3.125%, 11/15/29		200	190,833
3.900%, 02/25/30	CAD	5,000	3,693,084
Fairfax Financial Holdings Ltd.
4.230%, 06/14/29	CAD	3,300	2,452,740
3.950%, 03/03/31	CAD	800	585,976
Federation des Caisses Desjardins du Quebec
5.467%, 11/17/28	CAD	1,300	999,584
3.467%, 09/05/29	EUR	600	705,816
3.804%, 09/24/29	CAD	9,100	6,724,293
Fortis, Inc.
4.431%, 05/31/29	CAD	2,730	2,055,574

80

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)
CANADA — (Continued)
Honda Canada Finance, Inc.
4.899%, 02/21/29	CAD	2,000	$1,518,386
3.539%, 09/23/30	CAD	2,500	1,809,953
Methanex Corp.
# 5.250%, 12/15/29		2,900	2,882,251
National Bank of Canada
5.023%, 02/01/29	CAD	3,000	2,288,865
3.750%, 05/02/29	EUR	1,200	1,429,635
Rogers Communications, Inc.
3.750%, 04/15/29	CAD	5,900	4,344,808
Royal Bank of Canada
(r) SOFR + 0.950%, FRN, 4.599%, 01/19/27		326	327,385
5.228%, 06/24/30	CAD	8,200	6,386,263
4.375%, 10/02/30	EUR	400	488,616
Suncor Energy, Inc.
3.550%, 11/14/30	CAD	8,300	6,023,160
TELUS Corp.
5.000%, 09/13/29	CAD	2,100	1,602,391
3.150%, 02/19/30	CAD	2,000	1,439,261
5.600%, 09/09/30	CAD	3,600	2,817,162
Toronto-Dominion Bank
(r) SOFR + 0.730%, FRN, 4.380%, 04/05/27		2,500	2,508,572
5.491%, 09/08/28	CAD	1,000	767,954
4.680%, 01/08/29	CAD	2,900	2,193,035
(r) 3M Swap + 1.200%, FRN, 5.550%, 07/23/29	AUD	800	580,193
(r) SOFR + 1.030%, FRN, 4.683%, 12/17/29		2,000	2,009,229
1.952%, 04/08/30	EUR	240	266,344
Toyota Credit Canada, Inc.
3.460%, 02/24/31	CAD	1,100	794,549
TransCanada PipeLines Ltd.
3.000%, 09/18/29	CAD	5,000	3,612,471
5.277%, 07/15/30	CAD	3,100	2,402,269
Videotron Ltd.
4.650%, 07/15/29	CAD	7,900	5,972,269
TOTAL CANADA			110,083,900
DENMARK — (1.0%)
Carlsberg Breweries AS
3.000%, 08/28/29	EUR	800	930,660
DSV Finance BV
3.500%, 06/26/29	EUR	290	343,326
1.375%, 03/16/30	EUR	1,100	1,203,278
			Face Amount	Value†
			(000)
DENMARK — (Continued)
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	3,200	$3,802,173
	3.375%, 01/10/30	EUR	500	583,217
	3.625%, 07/24/30	EUR	1,300	1,525,834
	TOTAL DENMARK			8,388,488
FINLAND — (1.6%)
	Fingrid OYJ
	2.750%, 12/04/29	EUR	280	323,821
	Neste OYJ
	3.750%, 03/20/30	EUR	4,700	5,574,326
Nordea Bank Abp
	2.500%, 05/23/29	EUR	140	160,981
	2.750%, 05/02/30	EUR	3,000	3,458,830
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	1,940	2,064,762
	Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	1,600	1,960,399
	TOTAL FINLAND			13,543,119
FRANCE — (7.4%)
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	458,918
	APRR SA
	2.875%, 01/14/31	EUR	800	918,785
	Ayvens SA
	3.250%, 02/19/30	EUR	3,500	4,069,740
Banque Federative du Credit Mutuel SA
(r)	SOFR + 1.400%, FRN, 5.049%, 07/13/26		500	501,185
(r)Ω	SOFR + 0.990%, FRN, 4.641%, 10/16/28		1,500	1,507,809
	4.375%, 05/02/30	EUR	1,900	2,297,215
	BNP Paribas SA
	3.625%, 09/01/29	EUR	300	354,634
BPCE SA
	3.875%, 01/11/29	EUR	500	594,887
	0.625%, 01/15/30	EUR	800	852,551
	Covivio SA
	1.625%, 06/23/30	EUR	100	109,011
	Credit Agricole SA
	4.125%, 03/07/30	EUR	3,700	4,475,718
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	800	882,271
	0.750%, 01/18/30	EUR	1,100	1,175,486
	Edenred SE
	3.250%, 08/27/30	EUR	5,000	5,793,305
	Elis SA
	3.750%, 03/21/30	EUR	3,000	3,536,062

81

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
FRANCE — (Continued)
	Engie SA
	3.625%, 01/11/30	EUR	400	$474,598
	GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	360	390,018
	ICADE
	1.000%, 01/19/30	EUR	1,200	1,272,154
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,500	1,643,683
Kering SA
	3.125%, 11/27/29	EUR	4,000	4,647,796
	1.875%, 05/05/30	EUR	1,300	1,441,680
	Klepierre SA
	2.000%, 05/12/29	EUR	1,000	1,130,623
	Orange SA
	1.875%, 09/12/30	EUR	100	110,472
	Pernod Ricard SA
	0.125%, 10/04/29	EUR	1,900	2,006,105
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	700	741,514
RCI Banque SA
	3.875%, 01/12/29	EUR	400	474,723
	3.375%, 07/26/29	EUR	2,700	3,157,357
	4.875%, 10/02/29	EUR	1,100	1,340,721
	3.875%, 09/30/30	EUR	900	1,062,079
	Societe Generale SA
	1.250%, 06/12/30	EUR	1,100	1,180,437
	Suez SACA
	2.375%, 05/24/30	EUR	5,400	6,077,376
	Terega SA
	0.875%, 09/17/30	EUR	1,600	1,669,392
	Tikehau Capital SCA
	6.625%, 03/14/30	EUR	2,600	3,308,900
	Unibail-Rodamco-Westfield SE
	1.375%, 04/15/30	EUR	1,915	2,072,783
	TOTAL FRANCE			61,729,988
GERMANY — (6.0%)
Amprion GmbH
	3.125%, 08/27/30	EUR	500	578,867
	3.162%, 01/15/31	EUR	400	462,402
Bayer AG
	4.250%, 08/26/29	EUR	150	180,956
	1.125%, 01/06/30	EUR	2,800	3,021,105
	Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	100	111,957
	Bayer U.S. Finance LLC
Ω	6.375%, 11/21/30		420	442,877
	BMW Canada, Inc.
	3.700%, 09/05/29	CAD	700	514,038
	Continental AG
	3.500%, 10/01/29	EUR	5,050	5,942,074
			Face Amount	Value†
			(000)
GERMANY — (Continued)
	Daimler Truck Finance Canada, Inc.
	5.770%, 09/25/28	CAD	1,100	$849,665
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	700	834,943
	Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	800	936,208
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,800	4,436,308
E.ON SE
	3.125%, 03/05/30	EUR	1,340	1,569,325
	3.375%, 01/15/31	EUR	1,000	1,179,294
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	700	818,739
	Eurogrid GmbH
	3.722%, 04/27/30	EUR	1,200	1,421,265
	Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	197	214,301
	Grand City Properties SA
	4.375%, 01/09/30	EUR	1,400	1,678,168
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	5,100	5,900,072
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	4,170	5,030,681
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,497,117
	Landesbank Baden-Wuerttemberg, 3M Swap + 1.270%, FRN
(r)	5.119%, 08/02/29	AUD	6,840	4,973,162
	Mercedes-Benz Finance North America LLC, SOFR + 0.930%, FRN
(r)Ω	4.581%, 03/31/28		1,000	1,003,538
	Sixt SE
	3.250%, 01/22/30	EUR	1,400	1,627,501
	Traton Finance Luxembourg SA
	3.750%, 01/14/31	EUR	300	351,637
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	2,300	2,427,397
	Volkswagen Group of America Finance LLC
#Ω	6.450%, 11/16/30		500	528,210
	VW Credit Canada, Inc.
	3.810%, 11/19/30	CAD	1,600	1,167,758
	TOTAL GERMANY			49,699,565

82

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
IRELAND — (0.3%)
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.625%, 09/10/29		150	$149,726
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,860	2,195,564
	TOTAL IRELAND			2,345,290
ITALY — (2.2%)
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,740	1,939,837
	Banco BPM SpA
	3.375%, 01/21/30	EUR	3,000	3,513,773
	Eni SpA
	0.625%, 01/23/30	EUR	4,100	4,382,497
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	120	140,031
	Italgas SpA
	2.875%, 03/06/30	EUR	5,000	5,752,594
	Snam SpA
	4.000%, 11/27/29	EUR	2,100	2,519,803
	TOTAL ITALY			18,248,535
JAPAN — (3.8%)
Mizuho Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 5.024%, 09/14/26	AUD	5,500	3,965,745
(r)	3M Swap + 0.880%, FRN, 5.211%, 01/18/27	AUD	1,850	1,336,103
(r)	3M Swap + 0.750%, FRN, 4.820%, 09/06/27	AUD	1,830	1,321,936
	Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	1,200	1,273,570
	MUFG Bank Ltd., 3M Swap + 0.850%, FRN
(r)	4.895%, 03/05/27	AUD	7,000	5,056,232
	Nomura Holdings, Inc.
	3.459%, 05/28/30	EUR	4,600	5,360,256
NTT Finance Corp.
(r)Ω	SOFR + 1.080%, FRN, 4.737%, 07/16/28		1,400	1,409,744
	0.342%, 03/03/30	EUR	600	630,221
SoftBank Group Corp.
	5.375%, 01/08/29	EUR	1,200	1,415,155
	6.750%, 07/08/29		1,000	990,079
			Face Amount	Value†
			(000)
JAPAN — (Continued)
	Sumitomo Mitsui Banking Corp., 3M Swap + 0.780%, FRN
(r)	5.111%, 01/20/27	AUD	800	$577,377
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 4.827%, 07/09/29		4,800	4,847,539
(r)	SOFR + 1.050%, FRN, 4.707%, 04/15/30		3,000	3,014,282
	TOTAL JAPAN			31,198,239
LUXEMBOURG — (1.8%)
ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,800	3,273,220
	3.250%, 09/30/30	EUR	2,200	2,548,004
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	4,420	5,262,659
	SELP Finance SARL
	0.875%, 05/27/29	EUR	3,400	3,692,138
	TOTAL LUXEMBOURG			14,776,021
NETHERLANDS — (2.7%)
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	900	961,908
	4.250%, 02/21/30	EUR	3,000	3,623,936
	Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	4,900	5,880,946
	JDE Peet's NV
	4.125%, 01/23/30	EUR	1,010	1,202,183
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	4,600	5,355,460
Sandoz Finance BV
	3.250%, 09/12/29	EUR	508	595,259
	4.220%, 04/17/30	EUR	3,700	4,458,233
	Stedin Holding NV
	0.500%, 11/14/29	EUR	500	534,493
	TOTAL NETHERLANDS			22,612,418
NEW ZEALAND — (0.5%)
Bank of New Zealand
	3.661%, 07/17/29	EUR	3,370	3,998,764
NORWAY — (0.5%)
	Aker BP ASA
Ω	3.750%, 01/15/30		2,500	2,409,207
Var Energi ASA
	5.500%, 05/04/29	EUR	1,010	1,242,711

83

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)
NORWAY — (Continued)
3.875%, 03/12/31	EUR	170	$199,190
TOTAL NORWAY			3,851,108
PORTUGAL — (0.1%)
Ren Finance BV
0.500%, 04/16/29	EUR	700	761,361
SPAIN — (3.8%)
Abertis Infraestructuras SA
3.125%, 07/07/30	EUR	5,000	5,759,990
Acciona Energia Financiacion Filiales SA
3.750%, 04/25/30	EUR	4,600	5,404,232
Amadeus IT Group SA
3.375%, 03/25/30	EUR	1,900	2,214,592
Banco Bilbao Vizcaya Argentaria SA
4.375%, 10/14/29	EUR	300	367,087
3.625%, 06/07/30	EUR	3,500	4,163,382
Cellnex Finance Co. SA
3.000%, 01/19/31	EUR	300	342,080
Colonial SFL Socimi SA
3.250%, 01/22/30	EUR	1,400	1,624,281
Criteria Caixa SA
3.500%, 10/02/29	EUR	3,000	3,531,358
3.250%, 02/25/31	EUR	900	1,039,016
Telefonica Emisiones SA
0.664%, 02/03/30	EUR	2,400	2,550,340
Werfen SA
4.250%, 05/03/30	EUR	3,700	4,432,804
TOTAL SPAIN			31,429,162
SWEDEN — (3.4%)
Autoliv, Inc.
3.625%, 08/07/29	EUR	1,900	2,240,921
3.000%, 10/29/30	EUR	800	915,018
Castellum AB
4.125%, 12/10/30	EUR	580	684,836
Castellum Helsinki Finance Holding Abp
0.875%, 09/17/29	EUR	3,700	4,058,567
Electrolux AB
2.500%, 05/18/30	EUR	4,700	5,251,647
Heimstaden Bostad AB
3.875%, 11/05/29	EUR	2,800	3,286,377
Sagax AB
4.375%, 05/29/30	EUR	1,300	1,554,376
Securitas Treasury Ireland DAC
3.875%, 02/23/30	EUR	1,481	1,761,833
			Face Amount	Value†
			(000)
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	260	$277,751
	Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	400	446,918
Swedbank AB
	2.875%, 04/30/29	EUR	800	928,272
	3.250%, 09/24/29	EUR	1,060	1,240,264
	2.875%, 02/08/30	EUR	3,500	4,068,553
	Tele2 AB
	3.750%, 11/22/29	EUR	1,090	1,293,865
	Volvo Treasury AB
	3.125%, 08/26/29	EUR	240	280,258
	TOTAL SWEDEN			28,289,456
SWITZERLAND — (0.8%)
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	140	154,592
	Richemont International Holding SA
	1.500%, 03/26/30	EUR	130	142,950
	Sika Capital BV
	3.750%, 05/03/30	EUR	1,680	1,998,816
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	500	587,275
	UBS AG, 3M Swap + 1.450%, FRN
(r)	5.438%, 11/24/28	AUD	5,500	4,032,347
	TOTAL SWITZERLAND			6,915,980
UNITED KINGDOM — (4.8%)
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	2,100	2,357,119
Cadent Finance PLC
	4.250%, 07/05/29	EUR	300	361,398
	0.625%, 03/19/30	EUR	3,463	3,641,847
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	1,700	1,823,337
	GlaxoSmithKline Capital PLC
	1.375%, 09/12/29	EUR	400	443,511
	IHG Finance LLC
	3.375%, 09/10/30	EUR	5,000	5,787,214
	Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		200	205,586

84

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED KINGDOM — (Continued)
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	5,080	$5,961,462
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	4,800	5,738,819
National Gas Transmission PLC
	4.250%, 04/05/30	EUR	1,950	2,346,944
Nationwide Building Society
	3.250%, 09/05/29	EUR	800	938,253
	3.000%, 03/03/30	EUR	900	1,042,551
NatWest Markets PLC
(r)Ω	SOFR + 0.950%, FRN, 4.601%, 03/21/28		2,200	2,210,476
	3.125%, 01/10/30	EUR	1,400	1,630,810
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	880	1,043,857
Southern Gas Networks PLC
	3.500%, 10/16/30	EUR	2,000	2,333,961
SSE PLC
	2.875%, 08/01/29	EUR	320	371,510
WPP Finance 2013
	3.625%, 09/12/29	EUR	1,067	1,254,492
TOTAL UNITED KINGDOM				39,493,147
UNITED STATES — (35.2%)
3M Co.
	1.750%, 05/15/30	EUR	2,780	3,058,558
7-Eleven, Inc.
	1.800%, 02/10/31		500	435,634
Advance Auto Parts, Inc.
	1.750%, 10/01/27		2,000	1,909,543
#	5.950%, 03/09/28		380	386,560
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,499,254
Ω	6.500%, 07/18/28		200	206,924
Ω	5.950%, 02/15/29		200	205,478
Ally Financial, Inc.
	2.200%, 11/02/28		530	500,294
Altria Group, Inc.
	6.200%, 11/01/28		118	122,852
American Express Co., SOFR + 0.650%, FRN
(r)	4.317%, 11/04/26		426	426,607
American Medical Systems Europe BV
	3.375%, 03/08/29	EUR	600	707,529
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
American National Group, Inc.
	5.750%, 10/01/29		4,824	$4,888,376
American Tower Corp.
	0.875%, 05/21/29	EUR	510	557,058
	2.900%, 01/15/30		400	376,533
	5.000%, 01/31/30		200	202,599
	3.900%, 05/16/30	EUR	400	475,944
Amgen, Inc.
	5.250%, 03/02/30		200	205,066
Arrow Electronics, Inc.
	5.150%, 08/21/29		200	202,082
AT&T, Inc.
	4.300%, 02/15/30		200	198,567
	0.800%, 03/04/30	EUR	970	1,035,022
	3.150%, 06/01/30	EUR	1,157	1,344,450
Athene Holding Ltd.
	3.500%, 01/15/31		500	465,239
Avangrid, Inc.
	3.800%, 06/01/29		200	195,052
Aviation Capital Group LLC
	5.375%, 07/15/29		2,500	2,539,500
Ω	5.375%, 07/15/29		130	132,054
Ball Corp.
	2.875%, 08/15/30		2,600	2,365,019
BG Energy Capital PLC
	2.250%, 11/21/29	EUR	400	453,418
Boeing Co.
	2.250%, 06/15/26		153	152,510
Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	600	722,720
BorgWarner, Inc.
	4.950%, 08/15/29		200	202,525
Boston Properties LP
	4.500%, 12/01/28		252	251,425
	3.400%, 06/21/29		3,800	3,652,587
BP Capital Markets BV
	3.773%, 05/12/30	EUR	1,500	1,794,342
Brighthouse Financial, Inc.
	3.700%, 06/22/27		1,000	982,074
Buckeye Partners LP
Ω	4.500%, 03/01/28		1,900	1,882,494
Capital One Financial Corp.
	1.650%, 06/12/29	EUR	1,005	1,112,758
Cardinal Health, Inc.
	5.000%, 11/15/29		200	202,950
Cargill, Inc.
(r)Ω	SOFR + 0.610%, FRN, 4.275%, 02/11/28		7,500	7,514,196
	3.875%, 04/24/30	EUR	400	477,986

85

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
Carrier Global Corp.
2.722%, 02/15/30		200	$187,154
Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r) 4.178%, 03/03/28		1,200	1,201,908
Celanese U.S. Holdings LLC
1.400%, 08/05/26		6,800	6,732,069
Cencora, Inc.
4.850%, 12/15/29		200	202,425
Citibank NA, SOFR + 0.708%, FRN
(r) 4.373%, 08/06/26		2,588	2,589,178
Citigroup, Inc.
1.250%, 04/10/29	EUR	1,200	1,331,284
CNH Industrial Capital Canada Ltd.
4.000%, 04/11/28	CAD	1,030	762,565
3.750%, 06/05/29	CAD	800	585,929
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	690	766,404
Crown Americas LLC
5.250%, 04/01/30		810	813,110
Crown Castle, Inc.
5.600%, 06/01/29		250	256,275
4.900%, 09/01/29		250	251,172
CVS Health Corp.
3.250%, 08/15/29		250	239,715
5.125%, 02/21/30		1,860	1,890,630
Danaher Corp.
2.500%, 03/30/30	EUR	1,800	2,053,799
DCP Midstream Operating LP
5.125%, 05/15/29		400	405,772
Digital Dutch Finco BV
1.250%, 02/01/31	EUR	2,730	2,861,544
Discovery Global Holdings, Inc.
4.054%, 03/15/29		2,000	1,946,460
Dow Chemical Co.
2.100%, 11/15/30		1,100	973,026
4.800%, 01/15/31		500	495,105
DTE Energy Co.
3.400%, 06/15/29		92	88,944
Duke Energy Corp.
4.850%, 01/05/29		64	64,624
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,817,280
4.250%, 12/09/30	EUR	200	229,284
DXC Technology Co.
1.800%, 09/15/26		858	849,254
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
Eastman Chemical Co.
4.500%, 02/20/31		3,750	$3,683,051
Eaton Capital ULC
0.577%, 03/08/30	EUR	210	223,138
Edison International
5.450%, 06/15/29		2,400	2,416,181
6.250%, 03/15/30		1,000	1,033,682
Emerson Electric Co.
2.000%, 10/15/29	EUR	1,260	1,422,077
Energy Transfer LP
5.200%, 04/01/30		1,800	1,838,687
EPR Properties
4.750%, 12/15/26		2,000	1,999,611
4.750%, 11/15/30		1,200	1,179,278
Equinix, Inc.
3.200%, 11/18/29		200	190,861
Essex Portfolio LP
1.700%, 03/01/28		95	90,314
F&G Annuities & Life, Inc.
6.500%, 06/04/29		3,000	3,034,460
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	1,050	1,158,944
Fiserv, Inc.
3.500%, 07/01/29		200	192,288
1.625%, 07/01/30	EUR	5,400	5,828,606
FMC Corp.
3.450%, 10/01/29		1,462	1,322,993
Ford Motor Credit Co. LLC
7.350%, 11/04/27		500	515,285
4.445%, 02/14/30	EUR	1,200	1,424,578
4.000%, 11/13/30		1,750	1,643,802
Fortive Corp.
3.700%, 08/15/29	EUR	2,800	3,315,068
GATX Corp.
4.700%, 04/01/29		200	200,508
General Electric Co.
1.500%, 05/17/29	EUR	410	457,724
General Motors Financial Co., Inc.
4.000%, 07/10/30	EUR	4,400	5,232,683
General Motors Financial of Canada Ltd.
4.450%, 02/25/30	CAD	1,000	748,187
Genuine Parts Co.
4.950%, 08/15/29		600	599,187
1.875%, 11/01/30		500	434,154
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		200	201,596

86

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	2,534	$2,822,967
	Harley-Davidson Financial Services, Inc.
	4.000%, 03/12/30	EUR	3,350	3,916,048
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		1,000	925,104
	HCA, Inc., SOFR + 0.870%, FRN
(r)	4.528%, 03/01/28		5,000	5,015,461
	Healthcare Realty Holdings LP
	3.100%, 02/15/30		1,100	1,035,716
	Helmerich & Payne, Inc.
#	4.850%, 12/01/29		1,630	1,628,650
	Highwoods Realty LP
	3.050%, 02/15/30		3,340	3,093,265
	HNI Corp.
Ω	5.125%, 01/18/29		2,000	1,975,239
	Host Hotels & Resorts LP
	3.375%, 12/15/29		5,000	4,761,751
	HSBC USA, Inc., SOFR + 0.970%, FRN
(r)	4.628%, 06/03/28		4,500	4,524,476
	Huntington Bancshares, Inc.
	2.550%, 02/04/30		200	185,324
	Huntsman International LLC
	4.500%, 05/01/29		4,300	4,118,051
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	2,100	2,356,112
	Intel Corp.
#	5.125%, 02/10/30		1,360	1,382,005
	International Business Machines Corp.
	2.900%, 02/10/30	EUR	5,046	5,836,577
	Jabil, Inc.
	3.600%, 01/15/30		130	124,718
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	2,500	2,959,736
John Deere Capital Corp.
(r)	SOFR + 0.680%, FRN, 4.329%, 07/15/27		6,375	6,408,876
(r)	SOFR + 0.500%, FRN, 4.158%, 03/06/28		1,700	1,703,343
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Kellanova
	0.500%, 05/20/29	EUR	800	$866,792
KeyCorp
	2.550%, 10/01/29		900	843,142
Kilroy Realty LP
#	3.050%, 02/15/30		1,000	919,325
L3Harris Technologies, Inc.
	2.900%, 12/15/29		101	95,603
Las Vegas Sands Corp.
	3.900%, 08/08/29		1,000	964,540
Leggett & Platt, Inc.
	3.500%, 11/15/27		1,221	1,193,969
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		200	199,490
Ω	4.625%, 12/02/30	EUR	1,900	2,334,930
ManpowerGroup, Inc.
	3.750%, 12/13/30	EUR	2,420	2,788,027
Marathon Petroleum Corp.
	5.150%, 03/01/30		130	132,656
McDonald's Corp.
	2.375%, 05/31/29	EUR	300	343,606
	4.000%, 03/07/30	EUR	400	480,584
	3.875%, 02/20/31	EUR	160	191,124
Medtronic, Inc.
	3.650%, 10/15/29	EUR	1,150	1,367,806
Molina Healthcare, Inc.
#Ω	3.875%, 11/15/30		1,000	926,678
MPLX LP
	4.800%, 02/15/29		78	78,573
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	5,329	5,699,748
National Fuel Gas Co.
	5.500%, 03/15/30		2,600	2,653,468
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	3,000	3,507,210
	3.150%, 06/03/30	EUR	160	185,474
Newell Brands, Inc.
	6.625%, 09/15/29		1,000	999,313
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.800%, FRN, 4.467%, 02/04/28		2,600	2,610,359
	3.830%, 06/12/30	CAD	3,200	2,353,302
Nissan Motor Acceptance Co. LLC
	1.850%, 09/16/26		250	246,648
Ω	6.125%, 09/30/30		2,500	2,462,212
Nordstrom, Inc.
	4.000%, 03/15/27		500	490,330
	6.950%, 03/15/28		2,246	2,290,574

87

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Norfolk Southern Corp.
	3.800%, 08/01/28		65	$64,385
NOV, Inc.
#	3.600%, 12/01/29		200	193,516
NuStar Logistics LP
	5.625%, 04/28/27		1,137	1,141,061
ONEOK, Inc.
	5.650%, 11/01/28		55	56,426
	4.400%, 10/15/29		200	198,825
Oracle Corp.
(r)	SOFR + 0.760%, FRN, 4.429%, 08/03/28		710	697,051
	4.200%, 09/27/29		1,000	972,148
Paramount Global
	4.200%, 06/01/29		3,700	3,564,673
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	3,180	3,668,419
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.325%, 03/06/28		8,100	8,113,388
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	6.050%, 08/01/28		22	22,626
Ω	5.350%, 03/30/29		90	91,553
Ω	5.250%, 07/01/29		510	517,595
Philip Morris International, Inc., SOFR + 0.830%, FRN
#(r)	4.477%, 04/28/28		7,000	7,022,379
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	290	345,260
Prologis LP
	4.700%, 03/01/29	CAD	1,400	1,058,068
	5.250%, 01/15/31	CAD	8,700	6,748,641
PVH Corp.
	4.125%, 07/16/29	EUR	500	594,969
Radian Group, Inc.
	6.200%, 05/15/29		600	620,579
Rockies Express Pipeline LLC
Ω	4.950%, 07/15/29		1,150	1,134,264
Ω	4.800%, 05/15/30		1,000	974,430
RTX Corp.
	2.150%, 05/18/30	EUR	5,360	5,985,659
SLM Corp.
	3.125%, 11/02/26		3,000	2,963,057
	6.500%, 01/31/30		1,000	1,009,596
State Street Corp., SOFR + 0.640%, FRN
(r)	4.288%, 10/22/27		180	180,287
Stellantis Finance U.S., Inc.
#Ω	5.750%, 03/18/30		1,700	1,703,698
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Stellantis NV
	4.375%, 03/14/30	EUR	2,000	$2,376,979
	Taylor Morrison Communities, Inc.
#Ω	5.750%, 01/15/28		900	908,122
T-Mobile USA, Inc.
	2.050%, 02/15/28		64	61,434
	2.400%, 03/15/29		93	87,888
	Ventas Realty LP
	3.000%, 01/15/30		200	188,892
Verizon Communications, Inc.
	1.875%, 10/26/29	EUR	711	795,606
	1.250%, 04/08/30	EUR	2,169	2,348,525
	2.500%, 05/16/30	CAD	6,800	4,764,731
	VF Corp.
	2.950%, 04/23/30		3,300	2,994,127
	Viatris, Inc.
	2.300%, 06/22/27		1,250	1,214,753
	Vornado Realty LP
	2.150%, 06/01/26		6,100	6,058,743
Wells Fargo & Co.
	2.975%, 05/19/26	CAD	2,500	1,840,726
	0.625%, 03/25/30	EUR	220	232,464
	Westlake Corp.
	1.625%, 07/17/29	EUR	1,727	1,901,469
	Weyerhaeuser Co.
	4.000%, 11/15/29		200	196,244
	Whirlpool Corp.
	4.750%, 02/26/29		4,000	3,862,105
	Williams Cos., Inc.
	4.800%, 11/15/29		92	92,833
	WP Carey, Inc.
	3.850%, 07/15/29		200	195,487
	Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,500	3,465,950
	TOTAL UNITED STATES			292,254,165
	TOTAL BONDS			779,360,320
U.S. TREASURY OBLIGATIONS — (5.1%)
U.S. Treasury Notes
	4.375%, 08/15/26		5,000	5,009,063
	1.625%, 10/31/26		4,000	3,958,359
	2.000%, 11/15/26		12,000	11,890,031
	4.625%, 11/15/26		7,000	7,033,011
	1.250%, 11/30/26		12,000	11,830,898
	3.500%, 09/30/27		2,500	2,487,598
	TOTAL U.S. TREASURY OBLIGATIONS			42,208,960
	TOTAL INVESTMENT SECURITIES (Cost $808,262,787)			821,569,280

88

DFA Targeted Credit Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	778,291	$9,000,935
TOTAL INVESTMENTS — (100.0%)
(Cost $817,263,722)			$830,570,215
As of April 30, 2026, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	2,183,756	USD	2,506,339	Bank of New York Mellon	05/05/26	$56,626
EUR	2,183,757	USD	2,506,214	Citibank, N.A.	05/05/26	56,752
EUR	47,571,767	USD	55,731,276	Societe Generale	05/05/26	101,313
USD	46,628,027	EUR	39,450,785	Royal Bank of Canada	05/18/26	298,410
EUR	949,599	USD	1,110,830	Bank of America Corp.	05/26/26	4,766
EUR	4,044,656	USD	4,731,517	HSBC Bank	05/26/26	20,172
EUR	6,415,443	USD	7,376,592	Bank of New York Mellon	06/16/26	167,482
Total Appreciation						$705,521
USD	4,794,521	EUR	4,090,885	HSBC Bank	05/05/26	$(6,745)
USD	55,835,779	EUR	47,848,395	Societe Generale	05/05/26	(321,474)
USD	24,146,876	CAD	33,502,812	Societe Generale	05/06/26	(522,554)
USD	51,883,198	EUR	44,658,940	Citibank, N.A.	05/07/26	(535,652)
USD	33,199,071	AUD	47,805,564	Citibank, N.A.	05/07/26	(1,216,648)
USD	26,662,680	CAD	37,077,373	Societe Generale	05/08/26	(641,090)
USD	52,815,556	EUR	45,101,692	Bank of New York Mellon	05/11/26	(132,875)
USD	23,679,450	CAD	32,920,964	Societe Generale	05/11/26	(566,608)
USD	55,194,967	EUR	47,185,808	Citibank, N.A.	05/13/26	(205,366)
USD	51,026,178	EUR	44,346,716	Australia and New Zealand Bank	05/22/26	(1,062,845)
USD	55,678,839	EUR	47,843,985	Bank of New York Mellon	05/26/26	(528,600)
USD	55,809,646	EUR	47,571,767	Societe Generale	06/04/26	(101,660)
USD	3,640,743	CAD	5,022,009	Citibank, N.A.	06/08/26	(62,291)
USD	4,502,240	CAD	6,201,961	State Street Bank and Trust	06/08/26	(70,844)
USD	54,335,673	EUR	46,233,155	Royal Bank of Canada	06/15/26	(28,635)
USD	22,166,193	CAD	30,591,106	Societe Generale	06/15/26	(397,083)
USD	7,416,105	EUR	6,415,443	Australia and New Zealand Bank	06/16/26	(127,969)
USD	13,103,003	CAD	17,870,534	Societe Generale	06/26/26	(83,934)
Total (Depreciation)						$(6,612,873)
Total Appreciation (Depreciation)						$(5,907,352)

89

DFA Targeted Credit Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $38,580,869 or 4.6% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$779,360,320	—	$779,360,320
U.S. Treasury Obligations	—	42,208,960	—	42,208,960
Securities Lending Collateral	—	9,000,935	—	9,000,935
Total Investments in Securities	—	$830,570,215	—	$830,570,215
Financial Instruments
Assets
Forward Currency Contracts**	—	705,521	—	705,521
Liabilities
Forward Currency Contracts**	—	(6,612,873)	—	(6,612,873)
Total Financial Instruments	—	$(5,907,352)	—	$(5,907,352)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
90

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.5%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$66,793
Government National Mortgage Association, TBA
	5.500%, 05/01/56 TBA		20,731	20,876,681
	6.000%, 05/01/56 TBA		25,057	25,544,553
Uniform Mortgage-Backed Security, TBA
	2.000%, 05/01/56 TBA		63,965	51,165,189
	2.500%, 05/01/56 TBA		72,825	60,969,297
	3.500%, 05/01/56 TBA		20,159	18,347,439
	6.000%, 05/01/56 TBA		65,248	66,607,281
	6.500%, 05/01/56 TBA		28,610	29,682,001
TOTAL AGENCY OBLIGATIONS				273,259,234
BONDS — (85.2%)
AUSTRALIA — (6.2%)
APA Infrastructure Ltd.
	2.000%, 07/15/30	EUR	1,367	1,508,336
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.277%, 06/18/28		7,100	7,121,939
(r)Ω	SOFR + 0.590%, FRN, 4.248%, 12/08/28		1,800	1,804,531
#(r)Ω	SOFR + 0.850%, FRN, 4.508%, 12/16/29		3,000	3,030,218
(r)	SOFR + 0.850%, FRN, 4.508%, 12/16/29		1,850	1,868,635
(r)	SOFR + 0.680%, FRN, 4.338%, 12/08/30		7,000	7,035,530
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	1,000	$1,092,518
	3.125%, 04/29/33	EUR	3,000	3,395,565
Commonwealth Bank of Australia
(r)	SOFR + 0.640%, FRN, 4.297%, 03/14/28		3,136	3,146,858
(r)	3M Swap + 0.950%, FRN, 4.914%, 08/17/28	AUD	3,780	2,745,796
(r)Ω	SOFR + 0.630%, FRN, 4.288%, 03/27/29		5,500	5,513,145
(r)Ω	SOFR + 0.780%, FRN, 4.438%, 10/01/30		9,500	9,554,948
(r)	SOFR + 0.780%, FRN, 4.438%, 10/01/30		846	850,893
Fortescue Treasury Pty. Ltd.
Ω	4.500%, 09/15/27		800	793,760
Ω	5.875%, 04/15/30		350	357,119
Ω	4.375%, 04/01/31		1,176	1,123,713
Ω	6.125%, 04/15/32		1,600	1,653,566
Glencore Funding LLC
Ω	2.850%, 04/27/31		1,880	1,713,199
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.398%, 06/12/28		1,800	1,807,497
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.278%, 06/11/27		5,000	5,014,199
(r)	3M Swap + 0.700%, FRN, 5.031%, 10/18/27	AUD	7,400	5,346,065
(r)Ω	SOFR + 0.600%, FRN, 4.257%, 10/26/27		2,280	2,286,532
(r)	3M Swap + 1.200%, FRN, 5.193%, 11/25/27	AUD	1,040	756,797
(r)Ω	SOFR + 0.650%, FRN, 4.308%, 06/13/28		2,900	2,908,905

91

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
#(r)Ω	SOFR + 0.530%, FRN, 4.188%, 12/13/28		1,800	$1,801,269
(r)Ω	SOFR + 0.680%, FRN, 4.337%, 01/13/31		17,600	17,653,299
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	12,820	7,521,979
	2.000%, 03/08/33	AUD	8,000	4,662,916
	1.750%, 03/20/34	AUD	12,200	6,706,998
	5.250%, 02/22/39	AUD	8,000	5,423,644
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	9,700	5,571,380
	1.750%, 07/20/34	AUD	28,000	15,149,595
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	19,500	11,494,876
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,800	7,291,906
	2.250%, 09/15/33	AUD	6,000	3,480,124
	2.250%, 11/20/34	AUD	25,200	14,029,603
	2.000%, 11/20/37	AUD	12,000	5,822,871
	5.500%, 09/15/39	AUD	4,300	2,946,476
Westpac Banking Corp.
(r)	SOFR + 0.810%, FRN, 4.469%, 04/16/29		10,800	10,897,308
(r)	3M Swap + 0.880%, FRN, 4.837%, 05/14/29	AUD	8,400	6,093,785
(r)	SOFR + 0.820%, FRN, 4.478%, 07/01/30		2,000	2,018,516
TOTAL AUSTRALIA				200,996,809
BELGIUM — (0.9%)
Anheuser-Busch InBev Worldwide, Inc.
	4.350%, 06/01/40		500	444,541
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	300	313,953
Ministeries Van de Vlaamse Gemeenschap
	3.125%, 06/22/34	EUR	11,800	13,464,192
	3.375%, 06/22/35	EUR	13,400	15,379,999
TOTAL BELGIUM				29,602,685
		Face Amount^	Value†
		(000)

CANADA — (14.1%)
Bank of Nova Scotia
2.450%, 02/02/32		8,891	$7,894,887
Canadian National Railway Co.
4.200%, 06/10/35	CAD	4,800	3,501,118
Canadian Natural Resources Ltd.
6.250%, 03/15/38		7,295	7,729,200
CDP Financial, Inc.
2.750%, 02/13/32	EUR	18,020	20,641,766
City of Montreal
3.150%, 12/01/36	CAD	10,000	6,658,078
CPPIB Capital, Inc.
1.500%, 03/04/33	EUR	9,500	9,961,255
4.300%, 06/02/34	CAD	9,500	7,241,779
Enbridge Gas, Inc.
5.700%, 10/06/33	CAD	3,000	2,414,908
Magna International, Inc.
4.375%, 03/17/32	EUR	1,720	2,086,441
Methanex Corp.
# 5.250%, 12/15/29		3,260	3,240,047
OMERS Finance Trust
3.250%, 01/28/35	EUR	10,000	11,550,318
Ontario Teachers' Finance Trust
1.850%, 05/03/32	EUR	3,252	3,526,586
Province of Alberta
3.375%, 04/02/35	EUR	2,000	2,336,829
3.950%, 06/01/35	CAD	43,600	32,233,540
Province of British Columbia
4.150%, 06/18/34	CAD	34,700	26,128,141
4.000%, 06/18/35	CAD	35,300	26,074,469
3.400%, 05/24/39	EUR	7,400	8,348,151
3.500%, 05/29/40	EUR	6,000	6,795,194
Province of Manitoba
3.800%, 06/02/33	CAD	14,100	10,441,796
4.250%, 06/02/34	CAD	21,000	15,915,846
3.700%, 06/02/35	CAD	32,000	23,124,526
Province of Nova Scotia
3.850%, 06/01/35	CAD	28,000	20,469,776
Province of Ontario
(r) 1 day CAD Overnight Index + 0.41%, FRN, 2.702%, 11/19/30	CAD	3,500	2,583,458
3.650%, 06/02/33	CAD	21,000	15,452,667
4.150%, 06/02/34	CAD	32,700	24,699,471
3.600%, 06/02/35	CAD	30,300	21,794,318
Province of Quebec
3.000%, 01/24/33	EUR	7,800	9,009,291
3.600%, 09/01/33	CAD	5,000	3,652,409
3.125%, 03/27/34	EUR	3,500	4,048,930
4.450%, 09/01/34	CAD	29,000	22,255,928

92

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	3.250%, 05/22/35	EUR	9,000	$10,398,595
	5.100%, 06/04/35	AUD	8,500	5,835,261
	5.750%, 12/01/36	CAD	6,000	5,019,178
	5.000%, 12/01/38	CAD	6,000	4,707,285
Province of Saskatchewan
	3.300%, 05/08/34	EUR	5,000	5,841,835
	3.800%, 06/02/35	CAD	40,700	29,741,697
	PSP Capital, Inc.
	3.250%, 07/02/34	EUR	10,000	11,611,088
	Rogers Communications, Inc.
	7.500%, 08/15/38		4,000	4,555,126
	Royal Bank of Canada
	3.875%, 05/04/32		3,600	3,458,747
Suncor Energy, Inc.
	5.950%, 12/01/34		1,700	1,784,923
	6.800%, 05/15/38		2,028	2,218,518
Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	1,800	1,997,582
	3.200%, 03/10/32		100	92,188
	3.129%, 08/03/32	EUR	2,000	2,283,095
	3.357%, 09/22/32	EUR	1,000	1,149,217
	TransAlta Corp.
	6.500%, 03/15/40		1,000	1,001,010
TransCanada PipeLines Ltd.
	5.600%, 03/31/34		1,000	1,027,416
	6.100%, 06/01/40		1,000	1,039,683
	TOTAL CANADA			455,573,567
DENMARK — (0.5%)
	DSV Finance BV
	3.375%, 11/06/32	EUR	4,037	4,687,061
	Kommunekredit
Δ	0.000%, 11/17/29	EUR	300	318,088
Novo Nordisk Finance Netherlands BV
	3.125%, 05/27/33	EUR	6,900	7,923,202
	3.625%, 05/27/37	EUR	2,000	2,293,120
	TOTAL DENMARK			15,221,471
FINLAND — (0.2%)
	Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	3,262	3,393,452
Nokia OYJ
	4.375%, 06/12/27		350	349,346
	6.625%, 05/15/39		682	718,978
	Nordea Kiinnitysluottopankki OYJ
	1.375%, 02/28/33	EUR	805	840,646
	TOTAL FINLAND			5,302,422
		Face Amount^	Value†
		(000)

FRANCE — (5.8%)
Aeroports de Paris SA
3.500%, 03/20/33	EUR	3,900	$4,498,176
Agence Francaise de Developpement EPIC
1.500%, 10/31/34	EUR	2,000	1,966,972
0.500%, 05/31/35	EUR	1,000	879,559
Agence France Locale
3.000%, 08/20/32	EUR	11,200	12,789,184
3.125%, 03/20/33	EUR	7,800	8,883,369
Banque Federative du Credit Mutuel SA
0.750%, 01/17/30	EUR	1,200	1,277,363
1.250%, 06/03/30	EUR	1,700	1,822,226
0.625%, 02/21/31	EUR	9,900	10,099,146
1.125%, 01/19/32	EUR	2,700	2,755,632
BNP Paribas SA
2.100%, 04/07/32	EUR	1,500	1,606,551
BPCE SA
2.375%, 04/26/32	EUR	1,400	1,543,981
Bpifrance SACA
3.375%, 05/25/34	EUR	2,500	2,872,750
Caisse d'Amortissement de la Dette Sociale
2.750%, 11/25/32	EUR	5,000	5,654,457
Caisse des Depots et Consignations
3.125%, 05/25/33	EUR	6,700	7,693,090
3.125%, 05/25/35	EUR	7,000	7,860,383
Caisse Francaise de Financement Local SA
3.125%, 07/20/33	EUR	31,300	36,103,591
1.450%, 01/16/34	EUR	3,100	3,154,624
Capgemini SE
3.500%, 09/25/34	EUR	2,000	2,241,314
Credit Agricole SA
4.000%, 01/18/33	EUR	8,500	10,223,698
4.375%, 11/27/33	EUR	800	968,974
3.500%, 09/26/34	EUR	3,300	3,768,399
Credit Mutuel Arkea SA
3.635%, 07/17/35	EUR	1,100	1,266,227
Electricite de France SA
6.125%, 06/02/34	GBP	1,500	2,042,877
Ile-de-France Mobilites
3.700%, 06/14/38	EUR	6,000	6,764,114
L'Oreal SA
3.375%, 01/19/36	EUR	2,000	2,298,321
LVMH Moet Hennessy Louis Vuitton SE
3.375%, 02/05/30	EUR	100	118,389
3.000%, 03/07/32	EUR	1,500	1,726,045
3.125%, 11/07/32	EUR	2,100	2,424,637
3.500%, 09/07/33	EUR	11,200	13,158,722

93

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Regie Autonome des Transports Parisiens EPIC
	1.875%, 05/25/32	EUR	7,000	$7,499,377
SFIL SA
	1.500%, 03/05/32	EUR	1,300	1,370,917
Societe Generale SA
	4.250%, 11/16/32	EUR	1,000	1,225,562
Societe Nationale SNCF SACA
	3.125%, 05/25/34	EUR	2,000	2,254,792
Suez SACA
	4.500%, 11/13/33	EUR	1,500	1,822,951
UNEDIC ASSEO
	0.250%, 07/16/35	EUR	7,000	6,058,104
	0.500%, 05/25/36	EUR	1,300	1,110,439
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	539,782
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,805,223
TOTAL FRANCE				186,149,918
GERMANY — (3.1%)
BASF SE
	3.750%, 06/29/32	EUR	8,400	9,996,182
Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		877	866,165
Ω	4.625%, 06/25/38		5,000	4,498,758
Ω	3.600%, 07/15/42		3,000	2,155,115
Ω	4.400%, 07/15/44		3,000	2,378,609
BMW International Investment BV
	3.500%, 11/17/32	EUR	2,000	2,327,050
	3.500%, 01/22/33	EUR	600	696,887
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	610,516
Deutsche Bahn AG
	1.875%, 05/24/30	EUR	100	112,383
	1.625%, 08/16/33	EUR	2,600	2,708,855
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	100	119,400
	3.875%, 09/28/33	EUR	5,200	6,244,694
E.ON SE
	4.000%, 01/16/40	EUR	3,000	3,455,243
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		8,100	7,207,315
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	$193,739
Land Berlin
	0.125%, 06/04/35	EUR	9,100	8,080,819
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	158,520
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	16,700	19,293,755
	3.625%, 05/27/36	EUR	4,700	5,476,574
	3.375%, 02/22/37	EUR	9,600	10,831,585
Ω	2.875%, 03/11/41		1,000	747,883
State of Lower Saxony
	0.125%, 01/10/30	EUR	286	303,121
Volkswagen International Finance NV
	4.125%, 09/02/35	EUR	2,000	2,313,992
Vonovia SE
	4.250%, 04/10/34	EUR	2,000	2,369,121
	4.000%, 11/12/36	EUR	1,800	2,051,864
ZF North America Capital, Inc.
Ω	7.125%, 04/14/30		3,908	3,918,399
TOTAL GERMANY				99,116,544
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		19,800	18,697,329
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,554,954
	3.850%, 10/29/41		1,000	803,419
TOTAL IRELAND				4,358,373
ITALY — (1.2%)
Enel Finance International NV
Ω	6.000%, 10/07/39		2,800	2,844,890
Intesa Sanpaolo SpA
	1.350%, 02/24/31	EUR	1,400	1,485,194
	5.625%, 03/08/33	EUR	500	650,835
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	5,145,355
	4.000%, 02/01/37	EUR	6,000	7,126,211
Snam SpA
	0.625%, 06/30/31	EUR	7,000	7,135,143

94

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

ITALY — (Continued)
Telecom Italia Capital SA
	7.200%, 07/18/36		4,000	$4,366,208
	7.721%, 06/04/38		1,000	1,132,264
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	7,865,285
TOTAL ITALY				37,751,385
JAPAN — (5.0%)
Japan Government Ten Year Bonds
	1.400%, 03/20/35	JPY	1,000,000	5,883,683
Japan Government Thirty Year Bonds
	2.500%, 06/20/36	JPY	3,200,000	20,374,284
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	500,000	3,016,959
	1.400%, 09/20/34	JPY	860,000	5,103,364
	1.200%, 09/20/35	JPY	3,550,000	20,315,646
	1.000%, 12/20/35	JPY	1,100,000	6,142,027
	0.400%, 03/20/36	JPY	4,630,000	24,147,984
	0.600%, 09/20/37	JPY	2,200,000	11,175,587
	0.600%, 12/20/37	JPY	2,915,000	14,690,535
	0.500%, 06/20/38	JPY	500,000	2,445,371
	0.500%, 12/20/41	JPY	2,268,000	9,811,413
JT International Financial Services BV
	3.625%, 04/11/34	EUR	6,130	7,000,941
Mitsubishi UFJ Financial Group, Inc.
	2.559%, 02/25/30		600	556,262
	3.556%, 06/15/32	EUR	4,069	4,759,935
	3.751%, 07/18/39		1,000	844,269
Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	923	979,588
	0.693%, 10/07/30	EUR	1,620	1,688,815
	2.096%, 04/08/32	EUR	2,850	3,069,123
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,883,692
#Ω	8.125%, 07/17/35		2,000	2,110,144
Nomura Holdings, Inc.
	3.103%, 01/16/30		478	450,675
NTT Finance Corp.
	3.619%, 03/04/35	EUR	1,080	1,240,847
ORIX Corp.
	3.447%, 10/22/31	EUR	7,550	8,723,501
Sumitomo Mitsui Financial Group, Inc.
	2.750%, 01/15/30		390	364,834
TOTAL JAPAN				160,779,479
			Face Amount^	Value†
			(000)

LUXEMBOURG — (0.3%)
Eurofins Scientific SE
	3.875%, 02/05/33	EUR	1,520	$1,760,919
JAB Holdings BV
	1.000%, 07/14/31	EUR	800	826,045
	4.375%, 05/19/35	EUR	400	474,732
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	5,070,548
	1.625%, 06/17/32	EUR	1,000	1,038,785
TOTAL LUXEMBOURG				9,171,029
NETHERLANDS — (1.2%)
BNG Bank NV
	0.010%, 10/05/32	EUR	4,463	4,303,769
	0.125%, 04/19/33	EUR	4,100	3,914,637
Cooperatieve Rabobank UA
(r)	SOFR + 0.900%, FRN, 4.550%, 10/05/26		1,340	1,343,229
(r)	SOFR + 0.600%, FRN, 4.249%, 01/21/28		500	501,443
(r)	SOFR + 0.890%, FRN, 4.540%, 10/17/29		7,100	7,160,066
#(r)	SOFR + 0.700%, FRN, 4.350%, 01/14/31		875	875,586
	5.250%, 05/24/41		255	250,421
CTP NV
	4.250%, 03/10/35	EUR	2,900	3,326,440
Enexis Holding NV
	0.625%, 06/17/32	EUR	1,780	1,756,294
	3.250%, 04/09/33	EUR	12,976	14,955,387
Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,797,935
TOTAL NETHERLANDS				40,185,207
NEW ZEALAND — (0.8%)
New Zealand Government Bonds
	3.500%, 04/14/33	NZD	9,400	5,229,419
	4.250%, 05/15/34	NZD	12,000	6,933,753
	2.750%, 04/15/37	NZD	27,300	13,308,396
TOTAL NEW ZEALAND				25,471,568
NORWAY — (0.5%)
Aker BP ASA
Ω	6.000%, 06/13/33		1,000	1,043,166
Ω	5.125%, 10/01/34		2,966	2,900,187

95

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NORWAY — (Continued)
Equinor ASA
1.375%, 05/22/32	EUR	9,200	$9,589,832
1.625%, 11/09/36	EUR	4,500	4,256,875
TOTAL NORWAY			17,790,060
SPAIN — (0.8%)
Banco Santander SA
3.500%, 02/17/35	EUR	2,500	2,845,248
Iberdrola Finanzas SA
5.250%, 10/31/36	GBP	1,700	2,201,492
Naturgy Finance Iberia SA
3.625%, 10/02/34	EUR	4,600	5,269,608
Telefonica Emisiones SA
3.941%, 06/25/35	EUR	400	460,754
4.055%, 01/24/36	EUR	8,100	9,350,617
7.045%, 06/20/36		4,530	4,998,812
TOTAL SPAIN			25,126,531
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.1%)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.100%, 05/20/30	EUR	100	104,301
European Bank for Reconstruction & Development
(r) SOFR + 0.330%, FRN, 3.994%, 02/20/28		1,200	1,200,920
(r) SOFR + 0.300%, FRN, 3.964%, 02/16/29		2,100	2,098,304
European Financial Stability Facility
0.125%, 03/18/30	EUR	57	60,163
2.625%, 05/07/30	EUR	600	696,165
1.250%, 05/24/33	EUR	5,700	5,897,728
European Investment Bank
4.000%, 04/15/30	EUR	300	367,193
European Union
1.625%, 12/04/29	EUR	300	337,493
2.750%, 12/13/32	EUR	5,300	6,084,087
Inter-American Development Bank
(r) SOFR + 0.370%, FRN, 4.018%, 08/01/29		3,432	3,444,856
(r) SOFR + 0.390%, FRN, 4.044%, 03/13/30		11,100	11,135,796
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
	1.500%, 04/15/35	AUD	10,100	$5,188,286
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				36,615,292
SWEDEN — (0.4%)
Investor AB
	0.375%, 10/29/35	EUR	1,000	865,436
Skandinaviska Enskilda Banken AB
	3.375%, 02/10/33	EUR	1,200	1,382,600
Svensk Exportkredit AB
	3.375%, 08/30/30	EUR	2,000	2,370,741
Swedbank AB, SOFR + 1.030%, FRN
(r)Ω	4.692%, 11/20/29		6,000	6,063,725
Volvo Treasury AB
	3.250%, 02/11/33	EUR	1,200	1,375,775
TOTAL SWEDEN				12,058,277
SWITZERLAND — (0.5%)
Tyco Electronics Group SA
	3.250%, 01/31/33	EUR	3,500	3,999,281
UBS Group AG
	0.875%, 11/03/31	EUR	12,900	13,129,709
	0.625%, 02/24/33	EUR	200	191,141
TOTAL SWITZERLAND				17,320,131
UNITED KINGDOM — (1.7%)
Ashtead Capital, Inc.
#Ω	5.500%, 08/11/32		1,000	1,021,047
Ω	5.950%, 10/15/33		5,000	5,185,899
Barclays PLC
	3.250%, 01/17/33	GBP	7,500	8,749,438
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	4,750	5,014,107
CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	2,088,189
Diageo Finance PLC
	3.375%, 08/30/35	EUR	370	417,840
Eastern Power Networks PLC
	2.125%, 11/25/33	GBP	1,940	2,088,601
GlaxoSmithKline Capital PLC
	5.250%, 12/19/33	GBP	940	1,290,656
Harbour Energy PLC
Ω	6.327%, 04/01/35		3,300	3,394,074

96

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	HSBC Holdings PLC
	4.950%, 03/31/30		1,600	$1,620,763
	Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	10,200	11,635,929
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,724,237
	4.275%, 01/16/35	EUR	500	598,845
Segro PLC
	3.500%, 09/24/32	EUR	1,900	2,187,420
	5.750%, 06/20/35	GBP	650	878,823
	Severn Trent Utilities Finance PLC
	3.875%, 08/04/37	EUR	450	512,792
	Standard Chartered PLC
	4.375%, 01/18/38	GBP	1,650	1,934,092
U.K. Gilts
	1.000%, 01/31/32	GBP	2,500	2,787,920
	TOTAL UNITED KINGDOM			56,130,674
UNITED STATES — (40.2%)
	7-Eleven, Inc.
Ω	2.500%, 02/10/41		5,400	3,624,187
	Abbott Laboratories
	4.750%, 04/15/43		500	457,916
Advance Auto Parts, Inc.
#	3.900%, 04/15/30		700	656,592
	3.500%, 03/15/32		2,600	2,285,855
	Aetna, Inc.
	6.750%, 12/15/37		700	761,532
	Affiliated Managers Group, Inc.
	5.500%, 02/15/36		250	246,901
	Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	7,250	8,584,207
	Aircastle Ltd.
	4.250%, 06/15/26		500	499,893
	Ally Financial, Inc.
	8.000%, 11/01/31		7,775	8,684,447
Alphabet, Inc.
(r)	SOFR + 0.520%, FRN, 4.184%, 11/15/28		3,200	3,209,344
	3.000%, 05/06/33	EUR	22,789	26,099,223
	3.125%, 11/06/34	EUR	2,000	2,271,928
	1.900%, 08/15/40		250	165,824
	5.350%, 11/15/45		12,000	11,642,188
Altria Group, Inc.
	3.125%, 06/15/31	EUR	4,118	4,719,577
	5.800%, 02/14/39		3,000	3,025,689
	3.400%, 02/04/41		2,000	1,518,609
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.500%, 05/02/43		1,000	$834,288
Amazon.com, Inc.
	2.875%, 05/12/41		6,000	4,423,380
American Assets Trust LP
	6.150%, 10/01/34		7,000	7,015,643
American Honda Finance Corp.
	3.950%, 03/19/32	EUR	2,800	3,299,524
American National Group, Inc.
Ω	6.144%, 06/13/32		5,000	5,130,196
American Tower Corp.
	0.950%, 10/05/30	EUR	1,000	1,052,250
	1.000%, 01/15/32	EUR	3,247	3,288,916
	4.050%, 03/15/32		2,325	2,237,624
Amgen, Inc.
	3.150%, 02/21/40		2,000	1,553,994
	4.950%, 10/01/41		1,500	1,393,652
APA Corp.
	6.000%, 01/15/37		500	507,776
	5.100%, 09/01/40		4,000	3,652,486
#	4.750%, 04/15/43		4,828	3,828,323
Apache Corp.
	6.000%, 01/15/37		3,584	3,553,038
	5.100%, 09/01/40		2,000	1,752,634
Apple, Inc.
	3.000%, 06/20/27		64	63,342
	2.375%, 02/08/41		5,000	3,546,538
Arizona Public Service Co.
	2.200%, 12/15/31		500	436,655
	5.050%, 09/01/41		700	653,055
Ashland, Inc.
#Ω	3.375%, 09/01/31		12,070	10,766,487
Assurant, Inc.
	2.650%, 01/15/32		4,450	3,900,521
AT&T, Inc.
	3.550%, 12/17/32	EUR	1,500	1,740,909
	2.550%, 12/01/33		181	153,032
	4.850%, 03/01/39		1,700	1,579,801
	4.300%, 12/15/42		3,500	2,881,801
AutoNation, Inc.
	2.400%, 08/01/31		7,300	6,427,652
	3.850%, 03/01/32		8,000	7,464,890
Avnet, Inc.
	3.000%, 05/15/31		555	500,815
Baker Hughes Holdings LLC
	5.125%, 09/15/40		1,000	967,660
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	5.000%, 06/15/36		3,000	2,952,387

97

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Ball Corp.
	2.875%, 08/15/30		5,865	$5,334,938
	Bank of New York Mellon Corp., SOFR + 0.630%, FRN
(r)	4.278%, 01/22/30		7,000	6,994,112
	Bath & Body Works, Inc.
	6.750%, 07/01/36		2,000	1,944,996
	Belo Corp.
	7.250%, 09/15/27		1,000	1,025,916
	Berkshire Hathaway Energy Co.
	5.950%, 05/15/37		300	318,454
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		100	89,042
	2.000%, 03/18/34	EUR	6,500	6,821,448
	2.375%, 06/19/39	GBP	15,000	13,754,852
	4.300%, 05/15/43		2,800	2,458,734
Berkshire Hathaway, Inc.
	0.440%, 09/13/29	JPY	2,020,000	12,175,525
	0.437%, 04/15/31	JPY	2,050,000	11,815,677
	0.472%, 01/23/32	JPY	1,100,000	6,167,108
	Black Hills Corp.
	4.350%, 05/01/33		2,250	2,137,119
Blackrock, Inc.
	4.750%, 05/25/33		5,000	5,039,068
	3.750%, 07/18/35	EUR	7,000	8,193,966
	Block, Inc.
	3.500%, 06/01/31		9,932	9,019,503
	Blue Owl Finance LLC
#	6.250%, 04/18/34		3,200	3,149,902
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,700	1,571,125
	Booking Holdings, Inc.
	4.750%, 11/15/34	EUR	5,000	6,173,109
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,653,058
	Boston Properties LP
	2.450%, 10/01/33		3,000	2,449,551
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	4,000	4,521,256
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	755,326
Broadcom, Inc.
Ω	3.137%, 11/15/35		205	174,727
	3.500%, 02/15/41		14,600	11,662,394
	Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	6,775,166
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,351,517
	4.400%, 09/15/32		10,000	9,473,530
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Buckeye Partners LP
	3.950%, 12/01/26		87	$86,355
	5.850%, 11/15/43		3,000	2,747,729
	5.600%, 10/15/44		9,000	7,988,575
	Camden Property Trust
	4.900%, 02/28/36		480	466,568
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	180	199,300
	Carrier Global Corp.
	3.625%, 01/15/37	EUR	3,000	3,349,850
	CBRE Services, Inc.
	5.950%, 08/15/34		1,713	1,787,673
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	2,172,446
	CenterPoint Energy Resources Corp.
	5.850%, 01/15/41		1,980	2,021,935
CF Industries, Inc.
	4.950%, 06/01/43		2,500	2,248,909
	5.375%, 03/15/44		2,000	1,878,036
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.129%, 02/26/28		1,900	1,903,696
#(r)	SOFR + 0.570%, FRN, 4.235%, 08/13/28		7,224	7,244,299
(r)	SOFR + 0.820%, FRN, 4.471%, 10/15/30		8,000	8,086,056
	5.250%, 11/15/43		2,300	2,268,245
	Cigna Group
	3.200%, 03/15/40		2,000	1,555,530
	CME Group, Inc.
	5.300%, 09/15/43		500	493,735
	CMS Energy Corp.
	3.000%, 05/15/26		58	57,974
Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	9,000	9,021,330
	3.250%, 11/10/35	EUR	1,500	1,703,314
	4.000%, 08/15/45		500	418,537
Comcast Corp.
	0.750%, 02/20/32	EUR	700	701,722
	1.875%, 02/20/36	GBP	1,650	1,575,333
	4.600%, 10/15/38		1,944	1,775,689
	Conagra Brands, Inc.
	5.300%, 11/01/38		11,500	10,713,326
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		200	225,963

98

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	$1,582,457
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	3,066,055
Ω	2.875%, 04/01/32		3,000	2,642,495
COPT Defense Properties LP
	2.750%, 04/15/31		2,000	1,815,415
	2.900%, 12/01/33		2,875	2,442,559
Cox Communications, Inc.
Ω	4.800%, 02/01/35		8,000	7,293,876
Ω	8.375%, 03/01/39		2,225	2,505,570
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,147,924
CVS Health Corp.
	6.125%, 09/15/39		8,249	8,482,532
	4.125%, 04/01/40		2,425	2,043,317
	6.000%, 06/01/44		1,000	986,822
Dell, Inc.
	6.500%, 04/15/38		3,500	3,769,791
Dentsply Sirona, Inc.
#	3.250%, 06/01/30		5,000	4,626,146
Devon Energy Corp.
	5.600%, 07/15/41		1,197	1,166,627
	4.750%, 05/15/42		1,000	881,605
	5.000%, 06/15/45		5,000	4,409,772
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		9,700	8,839,749
Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	1,100,594
	3.875%, 03/15/35	EUR	11,900	13,445,394
Digital Euro Finco LLC
	4.250%, 11/20/37	EUR	3,500	3,961,958
Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,351,182
Dow Chemical Co.
	5.250%, 11/15/41		5,000	4,479,139
	4.375%, 11/15/42		5,000	3,977,909
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,927,295
	4.250%, 10/01/34		1,055	966,223
DPL LLC
	4.350%, 04/15/29		5,029	4,869,370
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,802,042
	3.300%, 06/15/41		1,250	942,673
Eastman Chemical Co.
	4.650%, 10/15/44		5,000	4,193,366
Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.181%, 10/15/28		2,300	2,306,017
Enbridge Energy Partners LP
	5.500%, 09/15/40		234	229,137
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Energy Transfer LP
5.800%, 06/15/38		369	$375,632
6.500%, 02/01/42		8,000	8,351,901
EPR Properties
3.600%, 11/15/31		6,000	5,507,585
EQT Corp.
4.750%, 01/15/31		2,500	2,488,154
Equifax, Inc.
3.250%, 06/01/26		900	898,855
Exxon Mobil Corp.
0.835%, 06/26/32	EUR	46,840	47,199,999
1.408%, 06/26/39	EUR	8,000	6,838,678
2.995%, 08/16/39		700	557,631
F&G Annuities & Life, Inc.
# 6.250%, 10/04/34		9,600	9,373,780
FedEx Corp.
0.950%, 05/04/33	EUR	3,900	3,701,435
4.100%, 04/15/43		3,000	2,424,228
Fidelity National Financial, Inc.
2.450%, 03/15/31		2,350	2,084,044
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	3,311,268
2.950%, 05/21/39	EUR	1,000	999,263
3.100%, 03/01/41		39	28,176
Fiserv, Inc.
1.625%, 07/01/30	EUR	10,300	11,117,526
3.000%, 07/01/31	GBP	2,000	2,372,397
Flex Ltd.
4.875%, 06/15/29		49	49,170
4.875%, 05/12/30		5,950	5,953,337
Flowserve Corp.
2.800%, 01/15/32		13,636	12,058,745
FMC Corp.
# 5.650%, 05/18/33		1,500	1,325,868
Ford Motor Co.
3.250%, 02/12/32		1,000	877,481
4.750%, 01/15/43		3,500	2,703,242
Ford Motor Credit Co. LLC
5.113%, 05/03/29		301	299,144
4.000%, 11/13/30		613	575,800
3.625%, 06/17/31		1,000	911,552
# 6.500%, 02/07/35		7,000	7,132,160
Fortune Brands Innovations, Inc.
4.000%, 03/25/32		500	472,458
Fox Corp.
5.476%, 01/25/39		14,014	13,649,780
Freeport-McMoRan, Inc.
5.450%, 03/15/43		5,000	4,773,188
GATX Corp.
3.500%, 06/01/32		316	292,001

99

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
GE Capital U.K. Funding Unlimited Co.
	5.875%, 01/18/33	GBP	2,240	$3,127,877
General Mills, Inc.
	3.850%, 04/23/34	EUR	2,700	3,133,113
General Motors Co.
	5.150%, 04/01/38		3,000	2,843,088
	6.250%, 10/02/43		3,000	2,974,867
	5.200%, 04/01/45		1,000	875,230
General Motors Financial Co., Inc.
	2.700%, 06/10/31		2,500	2,252,957
	3.100%, 01/12/32		1,000	904,633
Global Payments, Inc.
	2.900%, 05/15/30		1,900	1,741,003
GLP Capital LP/GLP Financing II, Inc.
	3.250%, 01/15/32		500	448,087
Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	6,379	6,367,780
Goodyear Tire & Rubber Co.
#	4.875%, 03/15/27		2,739	2,723,630
Graphic Packaging International LLC
#Ω	3.750%, 02/01/30		4,540	4,240,377
HA Sustainable Infrastructure Capital, Inc.
	6.000%, 03/15/36		2,700	2,662,363
Haleon U.K. Capital PLC
	4.625%, 09/18/33	GBP	940	1,223,044
Hartford Insurance Group, Inc.
	5.950%, 10/15/36		2,000	2,118,875
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,398,398
	5.100%, 05/15/44		1,000	909,200
HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		9,400	8,695,981
HCA, Inc.
	7.500%, 11/06/33		273	308,446
	4.375%, 03/15/42		2,600	2,178,924
Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,398,112
Helmerich & Payne, Inc.
	5.500%, 12/01/34		5,000	4,941,966
HNI Corp.
Ω	5.125%, 01/18/29		542	535,290
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Howmet Aerospace, Inc.
	5.950%, 02/01/37		500	$531,179
HP, Inc.
#	5.500%, 01/15/33		2,000	2,036,822
#	6.000%, 09/15/41		10,400	10,421,781
Huntsman International LLC
	4.500%, 05/01/29		4,750	4,549,010
#	5.700%, 10/15/34		7,000	6,570,493
Intel Corp.
	4.600%, 03/25/40		1,200	1,072,712
	2.800%, 08/12/41		1,657	1,159,947
	5.625%, 02/10/43		11,900	11,462,022
International Business Machines Corp.
	0.650%, 02/11/32	EUR	5,000	4,983,876
	3.450%, 02/03/34	EUR	960	1,098,253
	3.750%, 02/06/35	EUR	5,000	5,786,465
	4.150%, 05/15/39		1,000	866,172
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	859,436
	2.700%, 01/15/34		2,100	1,762,103
Jackson Financial, Inc.
	3.125%, 11/23/31		1,671	1,496,201
Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	774,785
Jefferies Financial Group, Inc.
	4.850%, 01/15/27		57	57,155
	2.625%, 10/15/31		1,200	1,049,009
	2.750%, 10/15/32		3,200	2,716,222
John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	4.446%, 06/08/26		5,000	5,003,383
Johnson & Johnson
	2.950%, 03/03/27		100	99,232
	3.050%, 02/26/33	EUR	2,300	2,658,799
	2.100%, 09/01/40		250	175,043
	4.500%, 09/01/40		500	473,878
JPMorgan Chase & Co.
	6.400%, 05/15/38		980	1,081,591
	5.600%, 07/15/41		2,700	2,743,410
Juniper Networks, Inc.
	2.000%, 12/10/30		750	658,177
KB Home
#	4.000%, 06/15/31		2,315	2,143,307
Kemper Corp.
#	2.400%, 09/30/30		4,800	4,205,447
	3.800%, 02/23/32		3,500	3,191,117
Kilroy Realty LP
	2.500%, 11/15/32		10,500	8,654,017
	2.650%, 11/15/33		2,000	1,604,918

100

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		4,500	$5,031,802
	5.000%, 08/15/42		1,000	903,780
	5.000%, 03/01/43		6,900	6,212,801
Kroger Co.
	6.900%, 04/15/38		1,500	1,692,412
Kyndryl Holdings, Inc.
	4.100%, 10/15/41		15,500	11,130,412
Las Vegas Sands Corp.
	6.200%, 08/15/34		4,500	4,624,510
Liberty Mutual Group, Inc.
	4.625%, 12/02/30	EUR	2,000	2,457,821
Ω	3.875%, 09/26/35	EUR	1,000	1,143,703
Lincoln National Corp.
	6.300%, 10/09/37		3,550	3,704,728
	7.000%, 06/15/40		800	867,255
Loews Corp.
	4.940%, 04/01/36		480	468,460
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	6,866,497
Macy's Retail Holdings LLC
	4.500%, 12/15/34		4,000	3,490,699
	6.375%, 03/15/37		1,000	917,602
Marriott International, Inc.
	4.000%, 04/15/28		5,901	5,861,023
	5.500%, 04/15/37		2,000	2,002,325
Merck & Co., Inc.
	3.900%, 03/07/39		500	438,346
	2.350%, 06/24/40		1,750	1,240,426
	4.150%, 05/18/43		8,000	6,734,687
	4.900%, 05/17/44		500	457,769
	3.700%, 02/10/45		1,000	774,240
Meta Platforms, Inc.
#	4.950%, 05/15/33		7,770	7,799,264
	4.750%, 08/15/34		259	254,841
MetLife, Inc.
	5.875%, 02/06/41		500	516,431
MGM Resorts International
	4.625%, 09/01/26		2,693	2,691,751
Micron Technology, Inc.
	2.703%, 04/15/32		500	446,229
	3.366%, 11/01/41		1,500	1,158,525
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		500	463,339
#Ω	3.875%, 05/15/32		7,850	7,045,929
Molson Coors Beverage Co.
	5.000%, 05/01/42		4,600	4,157,721
Morgan Stanley
	6.375%, 07/24/42		177	190,700
MPLX LP
	4.500%, 04/15/38		3,500	3,159,302
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Nasdaq, Inc.
	0.900%, 07/30/33	EUR	1,000	$963,224
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		232	268,980
	Nestle Capital Corp.
	4.750%, 03/22/36	GBP	16,300	20,874,671
Nestle Finance International Ltd.
	1.500%, 03/29/35	EUR	2,500	2,481,307
	3.750%, 11/14/35	EUR	4,280	5,073,767
	5.125%, 12/07/38	GBP	631	811,312
	NewMarket Corp.
	2.700%, 03/18/31		255	230,904
	NIKE, Inc.
	3.250%, 03/27/40		5,277	4,178,267
	Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	739,040
Nordstrom, Inc.
	4.000%, 03/15/27		500	490,330
#	4.375%, 04/01/30		2,300	2,185,609
	4.250%, 08/01/31		3,300	3,037,664
	5.000%, 01/15/44		4,250	2,971,251
Novartis Capital Corp.
(r)	SOFR + 0.520%, FRN, 4.187%, 11/05/28		1,800	1,806,842
	3.700%, 09/21/42		200	163,063
	Nucor Corp.
	3.125%, 04/01/32		2,300	2,127,101
	NuStar Logistics LP
	5.625%, 04/28/27		432	433,543
	NVIDIA Corp.
	3.500%, 04/01/40		500	416,903
	ONEOK Partners LP
	6.200%, 09/15/43		4,400	4,397,479
	ONEOK, Inc.
	6.350%, 01/15/31		200	212,326
Oracle Corp.
	3.800%, 11/15/37		2,000	1,581,466
	6.125%, 07/08/39		1,400	1,351,298
	3.600%, 04/01/40		3,000	2,163,273
	5.375%, 07/15/40		1,100	958,300
	3.650%, 03/25/41		9,000	6,384,954
	Owens Corning
#	3.500%, 02/15/30		5,200	4,993,249
Paramount Global
	7.875%, 07/30/30		1,513	1,609,999
	4.950%, 01/15/31		500	471,654
	4.200%, 05/19/32		3,000	2,621,691
	5.500%, 05/15/33		400	362,508
#	6.875%, 04/30/36		2,000	1,860,504

101

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.850%, 07/01/42		2,000	$1,346,169
	5.850%, 09/01/43		3,000	2,202,202
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	4,700	4,786,490
Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,824,930
	2.750%, 04/01/32		4,600	3,913,691
	5.625%, 01/15/33		1,000	984,280
Plains All American Pipeline LP/PAA Finance Corp.
	6.700%, 05/15/36		800	863,462
	6.650%, 01/15/37		1,700	1,834,197
	4.300%, 01/31/43		534	435,794
PPG Industries, Inc.
	3.250%, 03/04/32	EUR	2,311	2,656,540
Principal Financial Group, Inc.
	6.050%, 10/15/36		500	535,039
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,505,186
	0.500%, 02/16/32	EUR	11,500	11,313,060
Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	646,552
Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	9,432,305
PulteGroup, Inc.
	6.000%, 02/15/35		800	838,555
Raymond James Financial, Inc.
	4.900%, 09/11/35		780	760,920
Rayonier LP
	2.750%, 05/17/31		3,185	2,869,488
Realty Income Corp.
	1.750%, 07/13/33	GBP	1,000	1,051,451
	3.875%, 06/20/35	EUR	7,600	8,699,305
Rockies Express Pipeline LLC
Ω	7.500%, 07/15/38		1,000	1,053,733
Ω	6.875%, 04/15/40		2,000	2,019,766
Royalty Pharma PLC
	3.300%, 09/02/40		2,900	2,217,231
RTX Corp.
	4.450%, 11/16/38		1,000	923,300
	4.500%, 06/01/42		3,000	2,658,923
Sabra Health Care LP
#	3.900%, 10/15/29		6,730	6,540,333
	3.200%, 12/01/31		3,658	3,307,036
Seagate Data Storage Technology Pte. Ltd.
Ω	4.091%, 06/01/29		900	876,678
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	4.125%, 01/15/31		9,500	$9,175,100
Ω	5.750%, 12/01/34		2,800	2,848,140
Sealed Air Corp.
Ω	6.875%, 07/15/33		8,692	8,473,421
Selective Insurance Group, Inc.
	5.900%, 04/15/35		2,500	2,587,345
Sempra
	3.800%, 02/01/38		1,253	1,059,560
	6.000%, 10/15/39		2,000	2,043,911
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,847,814
Shell Finance U.S., Inc.
Ω	5.500%, 03/25/40		5,800	5,878,707
	4.550%, 08/12/43		2,000	1,765,157
	4.375%, 05/11/45		2,375	2,009,739
Shell International Finance BV
	1.875%, 04/07/32	EUR	6,800	7,335,832
	1.250%, 11/11/32	EUR	8,560	8,766,978
	3.625%, 08/21/42		12,200	9,630,669
	4.375%, 05/11/45		500	423,247
Simon Property Group LP
	2.250%, 01/15/32		100	87,646
Spectra Energy Partners LP
	4.500%, 03/15/45		2,000	1,686,014
State Street Bank & Trust Co., SOFR + 0.460%, FRN
(r)	4.119%, 11/25/26		4,000	4,005,440
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	684,463
Ω	6.450%, 03/18/35		4,000	3,994,335
Tanger Properties LP
	2.750%, 09/01/31		1,000	894,758
Tapestry, Inc.
	3.050%, 03/15/32		1,800	1,623,434
Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,424,946
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		4,500	4,540,613
Ω	5.125%, 08/01/30		650	647,371
TC PipeLines LP
	3.900%, 05/25/27		2,000	1,986,515
TD SYNNEX Corp.
	5.300%, 10/10/35		4,100	4,016,047
Timken Co.
	4.125%, 04/01/32		600	569,945
T-Mobile USA, Inc.
	4.375%, 04/15/40		6,700	5,858,991
Under Armour, Inc.
	3.250%, 06/15/26		6,250	6,237,242

102

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
UnitedHealth Group, Inc.
5.800%, 03/15/36		480	$503,742
3.500%, 08/15/39		5,300	4,335,118
2.750%, 05/15/40		1,000	733,235
5.700%, 10/15/40		500	508,174
Unum Group
5.750%, 08/15/42		125	122,804
Verizon Communications, Inc.
3.250%, 10/29/32	EUR	1,000	1,146,406
4.750%, 02/17/34	GBP	7,500	9,571,329
4.812%, 03/15/39		4,000	3,724,533
3.400%, 03/22/41		3,500	2,685,602
VF Corp.
2.950%, 04/23/30		2,166	1,965,236
Viatris, Inc.
3.850%, 06/22/40		16,500	12,673,722
Virginia Electric & Power Co.
6.350%, 11/30/37		1,000	1,081,743
Visa, Inc.
3.125%, 05/15/33	EUR	26,900	30,950,429
3.500%, 05/15/37	EUR	2,000	2,291,645
2.700%, 04/15/40		500	379,003
Vontier Corp.
2.950%, 04/01/31		6,584	6,013,381
Vornado Realty LP
# 3.400%, 06/01/31		3,100	2,817,452
Voya Financial, Inc.
5.700%, 07/15/43		500	481,322
Walmart, Inc.
5.250%, 09/28/35	GBP	10,700	14,484,143
4.875%, 07/08/40		6,244	6,162,791
Wells Fargo & Co.
0.625%, 08/14/30	EUR	761	795,621
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 4.723%, 12/11/26		4,000	4,015,520
Welltower OP LLC
4.500%, 12/01/34	GBP	5,900	7,324,843
Western Midstream Operating LP
5.450%, 04/01/44		2,000	1,796,935
Westlake Corp.
2.875%, 08/15/41		2,500	1,705,273
Weyerhaeuser Co.
7.375%, 03/15/32		254	283,953
Whirlpool Corp.
# 6.500%, 06/15/33		2,000	1,915,525
5.750%, 03/01/34		300	270,826
5.150%, 03/01/43		3,000	2,236,955
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Williams Cos., Inc.
	5.400%, 03/04/44	4,200	$3,945,075
WRKCo, Inc.
	4.200%, 06/01/32	1,750	1,679,252
XPLR Infrastructure Operating Partners LP
#Ω	4.500%, 09/15/27	4,700	4,665,468
Yum! Brands, Inc.
Ω	4.750%, 01/15/30	3,875	3,837,302
	3.625%, 03/15/31	2,470	2,300,675
TOTAL UNITED STATES			1,297,347,955
TOTAL BONDS			2,750,766,706
U.S. TREASURY OBLIGATIONS — (3.7%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.182%, FRN, 3.805%, 07/31/26	31,000	31,012,638
(r)	3M USTMMR + 0.098%, FRN, 3.721%, 01/31/27	18,000	18,005,399
(r)	3M USTMMR + 0.190%, FRN, 3.813%, 10/31/27	20,000	20,030,772
(r)	3M USTMMR + 0.099%, FRN, 3.722%, 01/31/28	18,000	18,001,297
	3.875%, 03/31/28	12,000	11,997,187
	3.875%, 07/31/30	5,000	4,977,149
U.S.Treasury Notes
(r)	3M USTMMR + 0.159%, FRN, 3.782%, 07/31/27	16,000	16,015,274
TOTAL U.S. TREASURY OBLIGATIONS			120,039,716
TOTAL INVESTMENT SECURITIES (Cost $3,200,714,308)			3,144,065,656

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	7,130,284	82,461,740
TOTAL INVESTMENTS — (100.0%)
(Cost $3,283,180,265)			$3,226,527,396

103

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
As of April 30, 2026, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	40,946,594	USD	47,957,060	State Street Bank and Trust	05/05/26	$99,897
DKK	54,606,963	USD	8,487,838	Citibank, N.A.	05/11/26	92,057
USD	626,363	GBP	458,926	Citibank, N.A.	05/12/26	1,884
AUD	12,334,851	USD	8,835,977	Australia and New Zealand Bank	05/13/26	43,043
NZD	333,970	USD	196,119	Royal Bank of Canada	05/18/26	1,269
USD	92,442,952	EUR	78,223,573	Royal Bank of Canada	05/18/26	579,933
USD	21,681,827	GBP	15,885,115	Societe Generale	05/18/26	66,455
AUD	8,136,815	USD	5,802,615	Australia and New Zealand Bank	05/20/26	53,805
AUD	436,409	USD	311,187	Bank of America Corp.	05/20/26	2,916
AUD	577,499	USD	411,760	Citibank, N.A.	05/20/26	3,891
AUD	9,315,361	USD	6,648,511	Societe Generale	05/20/26	56,160
AUD	8,940,717	USD	6,384,826	Australia and New Zealand Bank	05/26/26	49,520
AUD	2,545,991	USD	1,771,348	Citibank, N.A.	05/26/26	60,920
GBP	642,650	USD	872,159	HSBC Bank	05/26/26	2,308
AUD	2,146,144	USD	1,531,489	HSBC Bank	05/26/26	13,021
AUD	7,682,441	USD	5,503,515	Societe Generale	05/26/26	25,290
EUR	1,983,082	USD	2,327,510	Australia and New Zealand Bank	05/27/26	2,338
EUR	4,464,621	USD	5,237,200	HSBC Bank	05/27/26	8,114
USD	101,280,809	EUR	85,978,823	Societe Generale	05/27/26	267,550
USD	97,784,214	EUR	83,138,983	Societe Generale	05/29/26	98,185
USD	13,755,804	NZD	23,216,696	Citibank, N.A.	06/23/26	17,967
Total Appreciation						$1,546,523
USD	9,179,947	EUR	7,831,955	Australia and New Zealand Bank	05/05/26	$(12,024)
USD	4,590,079	EUR	3,915,978	HSBC Bank	05/05/26	(5,907)
USD	34,105,283	EUR	29,198,661	Societe Generale	05/05/26	(163,716)
USD	72,005,613	CAD	99,882,809	Societe Generale	05/06/26	(1,542,002)
USD	13,521,495	GBP	10,152,605	HSBC Bank	05/07/26	(293,630)
USD	3,394,138	EUR	2,942,461	HSBC Bank	05/08/26	(59,764)
USD	6,069,943	EUR	5,246,764	Royal Bank of Canada	05/08/26	(88,783)
USD	24,592,925	EUR	21,118,570	Societe Generale	05/08/26	(196,353)
USD	11,780,795	CAD	16,382,838	Societe Generale	05/08/26	(283,523)
USD	70,281,239	CAD	97,677,273	Australia and New Zealand Bank	05/11/26	(1,657,384)
USD	36,269,272	JPY	5,732,257,622	Australia and New Zealand Bank	05/11/26	(358,044)
USD	14,529,271	AUD	20,610,489	Australia and New Zealand Bank	05/11/26	(307,337)
USD	1,971,981	AUD	2,797,682	Bank of America Corp.	05/11/26	(41,951)
USD	96,830,966	EUR	82,635,536	Bank of New York Mellon	05/11/26	(181,403)
USD	8,484,942	DKK	54,606,963	Citibank, N.A.	05/11/26	(94,953)
USD	6,060,984	JPY	962,163,002	Citibank, N.A.	05/11/26	(86,934)
USD	16,871,501	GBP	12,526,812	HSBC Bank	05/11/26	(174,247)
USD	7,703,405	JPY	1,224,651,155	HSBC Bank	05/11/26	(121,729)
USD	9,264,093	GBP	6,915,490	Citibank, N.A.	05/12/26	(146,089)
USD	757,660	GBP	568,603	Royal Bank of Canada	05/12/26	(16,060)
USD	1,046,120	GBP	772,840	Societe Generale	05/12/26	(5,514)
USD	1,843,101	GBP	1,370,939	State Street Bank and Trust	05/12/26	(22,390)
USD	37,065,342	AUD	52,699,938	Australia and New Zealand Bank	05/13/26	(869,756)
USD	98,040,272	EUR	83,809,646	Citibank, N.A.	05/13/26	(359,701)
USD	16,250,574	AUD	22,794,438	Australia and New Zealand Bank	05/15/26	(157,014)
USD	2,590,284	NZD	4,434,984	Citibank, N.A.	05/18/26	(30,943)
USD	11,343,116	GBP	8,352,317	Citibank, N.A.	05/18/26	(22,143)
USD	42,772,573	JPY	6,767,094,077	Societe Generale	05/18/26	(492,549)
USD	36,893,323	AUD	51,460,003	Australia and New Zealand Bank	05/20/26	(144,681)
USD	96,878,198	EUR	84,214,765	Australia and New Zealand Bank	05/22/26	(2,039,273)
USD	43,485,985	AUD	62,232,186	Australia and New Zealand Bank	05/26/26	(1,300,514)
USD	96,379,106	EUR	82,874,827	Australia and New Zealand Bank	05/26/26	(982,806)

104

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	251,294	NZD	429,341	Citibank, N.A.	05/26/26	$(2,529)
USD	22,328,306	GBP	16,560,055	Societe Generale	05/26/26	(205,290)
USD	174,363	NZD	304,199	Societe Generale	05/26/26	(5,478)
USD	2,735,754	NZD	4,651,180	State Street Bank and Trust	05/26/26	(13,992)
USD	39,120,599	JPY	6,231,679,796	Royal Bank of Canada	05/27/26	(751,651)
USD	3,241,095	NZD	5,530,391	Citibank, N.A.	05/28/26	(28,656)
USD	104,646,525	EUR	89,325,412	Citibank, N.A.	06/01/26	(323,204)
USD	48,024,434	EUR	40,946,594	State Street Bank and Trust	06/04/26	(100,277)
USD	21,094,015	JPY	3,355,820,908	Royal Bank of Canada	06/08/26	(399,361)
USD	9,378,303	CAD	12,844,128	HSBC Bank	06/12/26	(94,036)
USD	64,849,746	CAD	89,541,819	State Street Bank and Trust	06/12/26	(1,185,913)
USD	74,436,468	CAD	102,088,403	HSBC Bank	06/15/26	(861,522)
USD	95,935,004	EUR	81,646,833	Royal Bank of Canada	06/15/26	(71,283)
USD	84,152	EUR	72,848	Citibank, N.A.	06/16/26	(1,512)
USD	2,883,338	NZD	4,890,674	Citibank, N.A.	06/16/26	(9,952)
USD	2,053,621	EUR	1,777,033	HSBC Bank	06/16/26	(36,034)
USD	230,504	NZD	396,926	Citibank, N.A.	06/24/26	(4,374)
USD	1,747,096	AUD	2,525,424	Citibank, N.A.	06/24/26	(69,368)
Total (Depreciation)						$(16,423,549)
Total Appreciation (Depreciation)						$(14,877,026)
As of April 30, 2026, the value of Rule 144A securities amounted to $228,736,106 or 7.9% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$273,259,234	—	$273,259,234
Bonds	—	2,750,766,706	—	2,750,766,706
U.S. Treasury Obligations	—	120,039,716	—	120,039,716
Securities Lending Collateral	—	82,461,740	—	82,461,740
Total Investments in Securities	—	$3,226,527,396	—	$3,226,527,396
Financial Instruments
Assets
Forward Currency Contracts**	—	1,546,523	—	1,546,523
Liabilities
Forward Currency Contracts**	—	(16,423,549)	—	(16,423,549)
Total Financial Instruments	—	$(14,877,026)	—	$(14,877,026)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
105

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount	Value†
			(000)
AGENCY OBLIGATIONS — (9.3%)
Federal Home Loan Banks
	5.750%, 06/12/26		5,050	$5,060,835
	3.250%, 06/09/28		78,400	77,376,299
#	3.250%, 11/16/28		60,840	59,948,281
	2.125%, 09/14/29		10,000	9,392,729
	2.125%, 12/14/29		23,735	22,263,549
#	5.500%, 07/15/36		22,355	24,187,115
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	83,243,445
#	6.750%, 03/15/31		100,575	112,538,603
#	6.250%, 07/15/32		85,446	95,081,518
Federal National Mortgage Association
	1.875%, 09/24/26		96,839	96,120,078
#	0.750%, 10/08/27		37,730	36,101,587
#	6.250%, 05/15/29		78,808	84,181,270
#	7.125%, 01/15/30		57,996	64,207,652
#	7.250%, 05/15/30		49,029	55,013,764
	0.875%, 08/05/30		209,150	183,773,732
#	6.625%, 11/15/30		69,612	77,024,116
Tennessee Valley Authority
	2.875%, 02/01/27		14,000	13,920,351
	7.125%, 05/01/30		60,383	67,189,195
	4.650%, 06/15/35		5,000	5,070,832
	3.500%, 12/15/42		15,000	12,301,147
TOTAL AGENCY OBLIGATIONS				1,183,996,098
BONDS — (49.5%)
AUSTRALIA — (4.5%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.750%, FRN, 4.900%, 09/11/26	AUD	10,000	7,209,077
(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		9,500	9,533,630
(r)	3M Swap + 0.800%, FRN, 4.733%, 02/05/27	AUD	12,000	8,666,011
(r)	3M Swap + 0.970%, FRN, 4.926%, 05/12/27	AUD	7,000	5,068,377
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.959%, 06/18/27	AUD	15,100	$10,904,622
(r)	SOFR + 0.680%, FRN, 4.339%, 07/16/27		19,481	19,556,981
(r)Ω	SOFR + 0.650%, FRN, 4.308%, 09/30/27		9,000	9,031,334
(r)	3M Swap + 1.200%, FRN, 5.134%, 11/04/27	AUD	10,000	7,272,505
(r)	3M Swap + 0.670%, FRN, 4.844%, 12/15/27	AUD	9,000	6,498,537
(r)	3M Swap + 0.680%, FRN, 4.646%, 02/18/28	AUD	10,000	7,220,956
	4.950%, 09/11/28	AUD	13,130	9,370,800
(r)	3M Swap + 0.960%, FRN, 4.893%, 02/05/29	AUD	14,000	10,176,064
(r)Ω	SOFR + 0.850%, FRN, 4.508%, 12/16/29		6,600	6,666,481
BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		6,100	5,710,989
Commonwealth Bank of Australia
(r)	3M Swap + 0.750%, FRN, 4.714%, 08/17/26	AUD	10,850	7,819,974
(r)	3M Swap + 0.870%, FRN, 4.864%, 08/22/29	AUD	25,000	18,131,765
(r)	3M Swap + 0.840%, FRN, 5.164%, 01/09/30	AUD	29,750	21,538,676
(r)Ω	SOFR + 0.810%, FRN, 4.467%, 03/14/30		5,000	5,036,274
(r)Ω	SOFR + 0.780%, FRN, 4.438%, 10/01/30		15,000	15,086,760
CSL Finance PLC
Ω	4.625%, 04/27/42		1,532	1,353,544

106

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,100	$3,732,219
Ω	2.850%, 04/27/31		33,500	30,527,753
Ω	2.625%, 09/23/31		9,800	8,767,803
Macquarie Group Ltd.
	0.943%, 01/19/29	EUR	2,000	2,205,658
National Australia Bank Ltd.
(r)	3M Swap + 0.410%, FRN, 4.398%, 08/24/26	AUD	19,900	14,328,298
(r)	3M Swap + 0.850%, FRN, 4.807%, 11/16/26	AUD	19,000	13,714,756
(r)	3M Swap + 0.720%, FRN, 4.713%, 02/25/27	AUD	53,140	38,353,415
(r)	3M Swap + 0.700%, FRN, 4.643%, 05/10/27	AUD	5,738	4,143,880
(r)Ω	SOFR + 0.620%, FRN, 4.278%, 06/11/27		5,000	5,014,199
(r)	3M Swap + 1.200%, FRN, 5.193%, 11/25/27	AUD	47,500	34,565,258
(r)	3M Swap + 1.000%, FRN, 4.956%, 05/12/28	AUD	15,500	11,258,545
	4.850%, 03/22/29	AUD	25,000	17,739,032
(r)Ω	SOFR + 0.790%, FRN, 4.448%, 01/14/30		7,200	7,256,196
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		4,470	4,386,506
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.693%, 08/10/26	AUD	23,500	16,937,102
(r)	3M Swap + 0.700%, FRN, 5.068%, 01/25/27	AUD	16,900	12,195,507
(r)	3M Swap + 0.980%, FRN, 4.937%, 02/16/28	AUD	17,200	12,485,304
	5.000%, 01/15/29	AUD	16,600	11,839,071
(r)	3M Swap + 1.000%, FRN, 5.324%, 01/15/29	AUD	8,300	6,036,597
(r)	SOFR + 0.810%, FRN, 4.469%, 04/16/29		20,986	21,175,084
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.880%, FRN, 4.837%, 05/14/29	AUD	20,000	$14,509,012
(r)	3M Swap + 0.850%, FRN, 5.116%, 09/19/29	AUD	30,000	21,729,608
(r)	SOFR + 0.820%, FRN, 4.478%, 07/01/30		16,900	17,056,465
	2.150%, 06/03/31		56,200	50,497,459
TOTAL AUSTRALIA				572,308,084
AUSTRIA — (0.0%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	800	848,932
BELGIUM — (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
	4.375%, 04/15/38		500	465,878
	5.450%, 01/23/39		7,886	8,024,505
	4.350%, 06/01/40		400	355,632
TOTAL BELGIUM				8,846,015
CANADA — (3.0%)
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	12,307,859
Bank of Nova Scotia
	2.450%, 02/02/32		24,075	21,377,730
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,518,528
	5.750%, 05/01/43		3,500	3,487,768
Brookfield Asset Management Ltd.
	5.795%, 04/24/35		250	254,959
	5.298%, 01/15/36		250	243,922
Brookfield Finance, Inc.
	4.350%, 04/15/30		4,500	4,428,502
	6.350%, 01/05/34		30	31,920
Canadian Imperial Bank of Commerce
#	6.092%, 10/03/33		3,800	4,061,066
Canadian Natural Resources Ltd.
	2.950%, 07/15/30		12,222	11,487,943
	5.850%, 02/01/35		3,000	3,124,549
	6.500%, 02/15/37		250	268,752
	6.250%, 03/15/38		8,400	8,899,969
	6.750%, 02/01/39		5,000	5,452,832

107

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

CANADA — (Continued)
Cenovus Energy, Inc.
5.400%, 03/20/36		250	$249,097
5.250%, 06/15/37		5,000	4,848,822
CPPIB Capital, Inc.
4.400%, 01/15/29	AUD	5,000	3,545,503
3.350%, 12/02/30	CAD	43,600	32,087,173
Emera U.S. Finance LP
2.639%, 06/15/31		3,000	2,671,851
Enbridge, Inc.
4.500%, 06/10/44		400	337,067
Export Development Canada
(r) SOFR + 0.330%, FRN, 3.978%, 08/01/28		17,980	18,019,876
3.875%, 08/08/30	NZD	11,650	6,769,663
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31		2,900	2,714,090
5.750%, 05/20/35		250	255,922
Federation des Caisses Desjardins du Quebec
3.250%, 03/28/31	EUR	4,000	4,617,076
Province of Ontario
1.350%, 12/02/30	CAD	152,300	102,689,678
PSP Capital, Inc.
4.400%, 12/02/30	CAD	19,000	14,596,297
Rogers Communications, Inc.
7.500%, 08/15/38		3,000	3,416,345
4.500%, 03/15/42		1,500	1,266,609
Royal Bank of Canada
(r) SOFR + 1.080%, FRN, 4.729%, 07/20/26		6,000	6,012,870
5.000%, 02/01/33		3,500	3,539,198
Suncor Energy, Inc.
6.800%, 05/15/38		6,485	7,094,227
6.500%, 06/15/38		4,400	4,698,488
6.850%, 06/01/39		4,150	4,576,593
Toronto-Dominion Bank
3.200%, 03/10/32		39,300	36,229,890
4.456%, 06/08/32		19,300	18,994,905
TransCanada PipeLines Ltd.
4.625%, 03/01/34		19,566	18,949,092
7.250%, 08/15/38		7,400	8,462,904
6.100%, 06/01/40		400	415,873
TOTAL CANADA			387,005,408
DENMARK — (0.2%)
Nykredit Realkredit AS
3.625%, 07/24/30	EUR	14,000	16,432,065
Orsted AS
1.500%, 11/26/29	EUR	5,135	5,611,407
TOTAL DENMARK			22,043,472
			Face Amount	Value†
			(000)

FINLAND — (0.1%)
Nokia OYJ
	6.625%, 05/15/39		5,094	$5,370,197
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.391%, 03/19/27		2,925	2,934,851
	2.500%, 05/23/29	EUR	2,000	2,299,734
TOTAL FINLAND				10,604,782
FRANCE — (0.2%)
Autoroutes du Sud de la France SA
	1.375%, 02/21/31	EUR	600	642,131
Credit Agricole SA
Ω	5.514%, 07/05/33		4,600	4,750,141
Credit Mutuel Arkea SA
	3.128%, 12/05/30	EUR	2,000	2,312,966
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	700	741,514
Sanofi SA
	3.625%, 06/19/28		9,000	8,913,295
Societe Generale SA
Ω	3.000%, 01/22/30		3,000	2,809,737
	1.250%, 06/12/30	EUR	700	751,187
Terega SA
	0.875%, 09/17/30	EUR	1,000	1,043,370
TotalEnergies Capital International SA
	2.986%, 06/29/41		9,927	7,448,605
TOTAL FRANCE				29,412,946
GERMANY — (0.7%)
adidas AG
	2.750%, 11/06/30	EUR	2,000	2,294,767
Bayer U.S. Finance II LLC
Ω	4.625%, 06/25/38		5,500	4,948,634
Ω	3.600%, 07/15/42		595	427,431
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		7,300	7,770,162
Daimler Truck Finance North America LLC
	5.500%, 09/20/33		5,000	5,088,435
Deutsche Telekom International Finance BV
Ω	4.750%, 06/21/38		500	472,560
E.ON International Finance BV
Ω	6.650%, 04/30/38		18,500	20,197,988
Eurogrid GmbH
	3.722%, 04/27/30	EUR	4,500	5,329,743

108

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

GERMANY — (Continued)
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		500	$444,896
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		9,899	11,473,575
Mercedes-Benz International Finance BV
	3.250%, 11/15/30	EUR	2,000	2,343,141
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		6,161	4,607,705
Volkswagen Group of America Finance LLC
#Ω	5.900%, 09/12/33		14,800	15,222,149
Ω	5.800%, 03/27/35		500	503,981
Vonovia SE
	2.125%, 03/22/30	EUR	500	558,859
	1.000%, 07/09/30	EUR	8,600	9,114,115
TOTAL GERMANY				90,798,141
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		200	190,875
	3.625%, 03/24/32		3,300	3,116,221
TOTAL HONG KONG				3,307,096
IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		2,809	2,256,803
GAS Networks Ireland
	3.250%, 09/12/30	EUR	860	1,004,934
TOTAL IRELAND				3,261,737
ITALY — (0.3%)
Enel Finance International NV
Ω	5.500%, 06/26/34		8,000	8,120,909
Ω	6.000%, 10/07/39		14,900	15,138,879
Eni SpA
#Ω	5.700%, 10/01/40		2,000	1,973,881
ERG SpA
	4.125%, 07/03/30	EUR	1,900	2,284,449
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	15,458,474
TOTAL ITALY				42,976,592
			Face Amount	Value†
			(000)

JAPAN — (1.5%)
Japan Government Five Year Bonds
	0.300%, 12/20/28	JPY	2,000,000	$12,381,591
	0.500%, 06/20/29	JPY	2,000,000	12,351,570
Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	5,100,000	31,562,959
	0.100%, 12/20/28	JPY	1,500,000	9,238,287
	0.100%, 06/20/29	JPY	2,100,000	12,809,256
	Japan Government Twenty Year Bonds
	2.100%, 06/20/29	JPY	1,000,000	6,486,602
Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		12,330	11,124,157
#	4.286%, 07/26/38		5,250	4,867,128
	3.751%, 07/18/39		10,991	9,279,365
	Mizuho Financial Group, Inc.
	0.693%, 10/07/30	EUR	1,000	1,042,478
Nomura Holdings, Inc.
	3.103%, 01/16/30		8,062	7,601,141
	2.679%, 07/16/30		3,100	2,841,927
	2.608%, 07/14/31		8,500	7,614,129
	NTT Finance Corp.
#	5.502%, 07/16/35		1,000	1,017,477
	ORIX Corp.
	2.250%, 03/09/31		8,700	7,752,036
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 4.827%, 07/09/29		11,250	11,361,421
	2.130%, 07/08/30		11,450	10,346,110
	2.222%, 09/17/31		9,265	8,128,216
	5.808%, 09/14/33		4,500	4,716,753
	2.296%, 01/12/41		7,700	5,253,673
	Sumitomo Mitsui Trust Bank Ltd.
Ω	4.800%, 03/05/36		11,200	10,785,413
	TOTAL JAPAN			188,561,689
LUXEMBOURG — (0.4%)
	ArcelorMittal SA
	3.250%, 09/30/30	EUR	13,900	16,098,752
	P3 Group SARL
	4.625%, 02/13/30	EUR	23,219	28,111,306
	TOTAL LUXEMBOURG			44,210,058

109

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

NETHERLANDS — (0.9%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.441%, 07/07/28		6,000	$6,012,720
Cooperatieve Rabobank UA
(r)	3M Swap + 0.880%, FRN, 4.874%, 05/22/26	AUD	500	359,928
(r)	3M Swap + 0.730%, FRN, 5.098%, 01/27/27	AUD	14,350	10,354,014
(r)	3M Swap + 0.870%, FRN, 4.862%, 02/26/27	AUD	11,600	8,379,399
(r)	SOFR + 0.710%, FRN, 4.365%, 03/05/27		5,500	5,516,877
(r)	3M Swap + 0.750%, FRN, 4.742%, 05/26/28	AUD	7,000	5,057,693
(r)	3M Swap + 1.150%, FRN, 5.144%, 11/21/28	AUD	25,000	18,221,939
(r)	3M Swap + 1.030%, FRN, 5.022%, 02/26/29	AUD	24,200	17,591,099
	5.051%, 02/26/29	AUD	15,730	11,211,908
	4.000%, 01/10/30	EUR	1,000	1,200,193
(r)	3M Swap + 0.850%, FRN, 4.837%, 02/20/30	AUD	12,900	9,328,500
	5.250%, 05/24/41		6,500	6,383,276
Heineken NV
Ω	4.000%, 10/01/42		4,400	3,620,497
ING Groep NV
	2.500%, 11/15/30	EUR	1,000	1,127,967
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	4,400	5,122,614
	6.875%, 03/11/38		400	441,444
TOTAL NETHERLANDS				109,930,068
NEW ZEALAND — (3.3%)
ANZ Bank New Zealand Ltd.
	4.630%, 02/20/30	NZD	10,000	5,927,536
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	9,900	5,394,591
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	616,500	369,984,567
			Face Amount	Value†
			(000)

NEW ZEALAND — (Continued)
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	19,900	$10,925,709
	4.500%, 05/15/30	NZD	52,100	30,998,363
TOTAL NEW ZEALAND				423,230,766
NORWAY — (0.0%)
Aker BP ASA
Ω	5.125%, 10/01/34		450	440,015
Ω	5.250%, 10/30/35		1,715	1,674,987
Equinor ASA
	5.100%, 08/17/40		400	392,946
TOTAL NORWAY				2,507,948
SINGAPORE — (0.1%)
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.762%, 02/26/27	AUD	5,000	3,609,002
United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	5.040%, 04/16/27	AUD	8,200	5,920,122
TOTAL SINGAPORE				9,529,124
SPAIN — (0.3%)
Banco Bilbao Vizcaya Argentaria SA
	3.375%, 09/20/27	EUR	5,000	5,902,967
	3.125%, 07/15/30	EUR	4,400	5,113,848
Banco Santander SA
	3.490%, 05/28/30		2,000	1,906,003
CaixaBank SA
	3.750%, 09/07/29	EUR	2,000	2,382,189
	4.250%, 09/06/30	EUR	500	608,005
Repsol E&P Capital Markets U.S. LLC
Ω	5.976%, 09/16/35		4,600	4,692,995
Telefonica Emisiones SA
	4.665%, 03/06/38		500	452,911
Telefonica Europe BV
	8.250%, 09/15/30		15,567	17,618,145
TOTAL SPAIN				38,677,063
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.3%)
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 3.994%, 02/20/28		30,400	30,423,313

110

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.300%, FRN, 3.964%, 02/16/29		3,772	$3,768,953
(r)	SOFR + 0.420%, FRN, 4.070%, 07/22/30		17,500	17,521,214
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.001%, 10/04/27		3,000	3,006,180
(r)	SOFR + 0.300%, FRN, 3.965%, 02/15/29		34,000	34,020,400
(r)	SOFR + 0.370%, FRN, 4.018%, 08/01/29		10,000	10,037,458
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 3.923%, 06/15/27		45,000	45,067,851
(r)	SOFR + 0.430%, FRN, 4.095%, 08/19/27		22,500	22,580,775
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				166,426,144
SWEDEN — (0.0%)
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	860	1,006,916
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)	4.903%, 06/15/26		3,450	3,454,079
TOTAL SWEDEN				4,460,995
UNITED KINGDOM — (0.9%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		3,250	2,870,474
Ω	5.950%, 10/15/33		6,000	6,223,078
AstraZeneca PLC
	6.450%, 09/15/37		1,000	1,114,315
BAT Capital Corp.
	4.906%, 04/02/30		17,100	17,278,201
	4.390%, 08/15/37		4,300	3,915,750
	7.079%, 08/02/43		5,000	5,522,916
			Face Amount	Value†
			(000)

UNITED KINGDOM — (Continued)
Diageo Capital PLC
	2.125%, 04/29/32		2,055	$1,778,330
	3.875%, 04/29/43		400	316,895
HSBC Holdings PLC
	4.950%, 03/31/30		10,900	11,041,451
	6.100%, 01/14/42		5,000	5,281,640
IHG Finance LLC
	3.375%, 09/10/30	EUR	14,600	16,898,664
LSEG Finance PLC
Ω	3.200%, 04/06/41		35,202	26,617,660
Mead Johnson Nutrition Co.
	4.600%, 06/01/44		2,717	2,360,363
NatWest Markets PLC
	3.125%, 01/10/30	EUR	880	1,025,081
RELX Capital, Inc.
#	4.750%, 05/20/32		3,133	3,135,879
Reynolds American, Inc.
	7.250%, 06/15/37		585	665,076
Santander U.K. PLC
	3.346%, 03/25/30	EUR	5,000	5,857,413
Vodafone Group PLC
	7.875%, 02/15/30		190	211,718
TOTAL UNITED KINGDOM				112,114,904
UNITED STATES — (31.7%)
3M Co.
	3.875%, 06/15/44		400	313,083
7-Eleven, Inc.
Ω	1.800%, 02/10/31		10,653	9,281,620
Ω	2.500%, 02/10/41		35,703	23,961,917
Abbott Laboratories
	4.750%, 04/15/43		40,000	36,633,302
AbbVie, Inc.
	4.400%, 11/06/42		9,762	8,547,757
Acuity Brands Lighting, Inc.
	2.150%, 12/15/30		1,642	1,469,363
AEP Texas, Inc.
	4.700%, 05/15/32		19,500	19,249,331
	5.200%, 04/15/36		250	245,791
Aetna, Inc.
	6.750%, 12/15/37		19,420	21,127,065
	4.500%, 05/15/42		2,800	2,350,516
	4.125%, 11/15/42		2,678	2,070,284
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		20,900	19,665,808
	5.500%, 02/15/36		250	246,901
Air Products & Chemicals, Inc.
	2.700%, 05/15/40		1,031	759,174
Alabama Power Co.
	6.000%, 03/01/39		900	951,245

111

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	5.500%, 03/15/41	17,061	$16,858,446
	Allegion PLC
	3.500%, 10/01/29	10,000	9,634,616
	Allstate Corp.
	5.250%, 03/30/33	3,900	3,975,280
	5.350%, 06/01/33	7,000	7,191,400
	Ally Financial, Inc.
	8.000%, 11/01/31	5,705	6,372,317
	Alphabet, Inc.
#	1.900%, 08/15/40	4,000	2,653,184
	Altria Group, Inc.
	3.400%, 05/06/30	9,700	9,278,928
	2.450%, 02/04/32	21,231	18,688,000
	3.400%, 02/04/41	21,050	15,983,358
	4.250%, 08/09/42	7,900	6,453,869
	4.500%, 05/02/43	9,100	7,592,018
	Amazon.com, Inc.
	2.875%, 05/12/41	10,000	7,372,300
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	1,500	1,385,941
	Amdocs Ltd.
	2.538%, 06/15/30	1,500	1,360,476
	American National Group, Inc.
#Ω	6.144%, 06/13/32	6,050	6,207,537
	American Tower Corp.
	2.700%, 04/15/31	300	272,814
	2.300%, 09/15/31	5,875	5,194,323
	4.050%, 03/15/32	325	312,786
	Ameriprise Financial, Inc.
	4.500%, 05/13/32	7,700	7,667,631
	Amgen, Inc.
	2.000%, 01/15/32	8,700	7,529,601
	3.350%, 02/22/32	12,700	11,833,428
	3.150%, 02/21/40	20,045	15,574,903
	Analog Devices, Inc.
	2.800%, 10/01/41	1,700	1,233,607
	Aon Corp.
	2.800%, 05/15/30	11,900	11,092,039
	6.250%, 09/30/40	3,400	3,627,044
	APA Corp.
	5.100%, 09/01/40	2,000	1,826,243
	Appalachian Power Co.
	4.400%, 05/15/44	4,000	3,279,405
	Apple, Inc.
	2.375%, 02/08/41	6,800	4,823,292
	3.850%, 05/04/43	3,500	2,897,401
	Applied Materials, Inc.
	5.850%, 06/15/41	400	419,052
	Archer-Daniels-Midland Co.
	4.535%, 03/26/42	200	177,247
	Arizona Public Service Co.
	2.200%, 12/15/31	30,650	26,766,978
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
5.100%, 03/15/36	250	$246,112
Arrow Electronics, Inc.
3.875%, 01/12/28	8,538	8,436,748
Assurant, Inc.
2.650%, 01/15/32	3,500	3,067,825
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31	4,100	3,808,562
AT&T, Inc.
4.850%, 03/01/39	170	157,980
6.375%, 03/01/41	500	525,101
6.250%, 03/29/41	1,600	1,651,766
3.500%, 06/01/41	19,700	15,197,157
4.300%, 12/15/42	2,500	2,058,430
AutoNation, Inc.
5.890%, 03/15/35	450	460,797
Avnet, Inc.
3.000%, 05/15/31	17,000	15,340,283
5.500%, 06/01/32	13,180	13,380,494
AXIS Specialty Finance PLC
4.000%, 12/06/27	19,920	19,767,451
Baker Hughes Holdings LLC
5.125%, 09/15/40	5,677	5,493,407
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000%, 06/15/36	6,000	5,904,774
Bank of America Corp.
5.875%, 02/07/42	20,957	21,604,117
Berkshire Hathaway Energy Co.
5.950%, 05/15/37	800	849,212
5.150%, 11/15/43	1,783	1,674,359
4.500%, 02/01/45	800	683,150
Berkshire Hathaway Finance Corp.
# 1.850%, 03/12/30	17,500	16,075,080
1.450%, 10/15/30	73,603	65,537,754
2.875%, 03/15/32	3,000	2,781,054
5.750%, 01/15/40	8,956	9,625,421
4.300%, 05/15/43	1,900	1,668,427
Berkshire Hathaway, Inc.
# 4.500%, 02/11/43	3,500	3,159,307
Best Buy Co., Inc.
1.950%, 10/01/30	11,200	10,017,797
Biogen, Inc.
2.250%, 05/01/30	17,087	15,630,657
Black Hills Corp.
2.500%, 06/15/30	1,750	1,605,881
4.350%, 05/01/33	5,728	5,440,629
Blackrock, Inc.
2.400%, 04/30/30	31,033	28,865,718

112

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	1.900%, 01/28/31	22,957	$20,477,932
	Blue Owl Finance LLC
#	6.250%, 04/18/34	50	49,217
	Boardwalk Pipelines LP
	3.600%, 09/01/32	8,810	8,142,123
Boeing Co.
	2.950%, 02/01/30	4,640	4,385,060
	3.550%, 03/01/38	1,239	1,026,613
	6.875%, 03/15/39	400	443,241
	5.875%, 02/15/40	800	810,449
Boston Properties LP
	2.550%, 04/01/32	2,500	2,168,727
	5.750%, 01/15/35	400	401,846
	Boston Scientific Corp.
	4.550%, 03/01/39	664	619,109
	BP Capital Markets America, Inc.
	3.060%, 06/17/41	52,550	39,618,521
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30	757	763,393
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	22,200	19,776,122
	2.350%, 11/13/40	1,800	1,260,317
	3.550%, 03/15/42	2,550	2,017,474
	4.500%, 03/01/44	400	346,266
	4.625%, 05/15/44	300	264,213
	Brixmor Operating Partnership LP
	4.050%, 07/01/30	5,100	4,971,798
Broadcom, Inc.
	4.300%, 11/15/32	26,000	25,386,337
Ω	3.137%, 11/15/35	16,502	14,065,099
Ω	3.187%, 11/15/36	1,000	839,106
	4.900%, 02/15/38	1,000	966,363
	3.500%, 02/15/41	6,150	4,912,584
	Brown & Brown, Inc.
	2.375%, 03/15/31	2,500	2,210,187
	Brunswick Corp.
	4.400%, 09/15/32	200	189,471
	Bunge Ltd. Finance Corp.
	5.150%, 08/04/35	15,000	14,966,126
Burlington Northern Santa Fe LLC
	5.750%, 05/01/40	1,600	1,669,354
	4.950%, 09/15/41	800	765,600
	4.400%, 03/15/42	400	352,037
	4.375%, 09/01/42	400	349,318
	4.900%, 04/01/44	400	368,123
	4.550%, 09/01/44	800	697,950
	Campbell's Co.
#	5.400%, 03/21/34	3,795	3,689,536
	Caterpillar, Inc.
	3.803%, 08/15/42	200	166,015
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Cencora, Inc.
	2.800%, 05/15/30	28,884	$26,992,667
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,478	4,443,736
	5.850%, 01/15/41	6,244	6,376,244
	CF Industries, Inc.
	4.950%, 06/01/43	400	359,825
	Charles Schwab Corp.
	2.900%, 03/03/32	13,800	12,524,371
	Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.235%, 08/13/28	25,000	25,070,250
	Choice Hotels International, Inc.
	3.700%, 12/01/29	970	928,430
	Chubb INA Holdings LLC
	6.000%, 05/11/37	250	266,717
	Cigna Group
	2.375%, 03/15/31	17,267	15,578,262
	5.250%, 01/15/36	1,000	1,003,158
	4.800%, 08/15/38	49,270	46,326,035
	3.200%, 03/15/40	18,997	14,775,204
	6.125%, 11/15/41	9,943	10,304,815
	Cincinnati Financial Corp.
	6.920%, 05/15/28	2,800	2,937,180
	6.125%, 11/01/34	1,200	1,262,039
	Cisco Systems, Inc.
	5.500%, 01/15/40	5,000	5,099,069
	Citigroup, Inc.
	8.125%, 07/15/39	15,597	19,518,913
	5.875%, 01/30/42	31,650	32,381,165
	CME Group, Inc.
	5.300%, 09/15/43	2,600	2,567,422
	CNA Financial Corp.
	5.500%, 06/15/33	5,000	5,103,846
	5.200%, 08/15/35	250	245,783
	CNO Financial Group, Inc.
	5.250%, 05/30/29	4,300	4,319,591
	6.450%, 06/15/34	13,300	13,811,759
	Coca-Cola Co.
	2.500%, 06/01/40	500	366,917
	Comcast Corp.
	4.250%, 01/15/33	14,667	14,129,694
	7.050%, 03/15/33	13,500	15,128,777
Ω	5.168%, 01/15/37	1,000	974,843
	6.950%, 08/15/37	500	559,084
	3.900%, 03/01/38	2,490	2,139,898
	4.600%, 10/15/38	5,700	5,206,494
	6.550%, 07/01/39	400	429,247
	3.250%, 11/01/39	7,000	5,388,260
	6.400%, 03/01/40	10,000	10,593,000
	3.750%, 04/01/40	30,900	25,038,173
	4.650%, 07/15/42	1,000	856,821

113

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	4.750%, 03/01/44	400	$340,289
Conagra Brands, Inc.
#	5.750%, 08/01/35	2,340	2,353,762
	5.300%, 11/01/38	50,300	46,859,156
ConocoPhillips
#	5.900%, 05/15/38	3,141	3,329,641
	6.500%, 02/01/39	1,600	1,770,773
ConocoPhillips Co.
	3.758%, 03/15/42	1,200	972,187
Consolidated Edison Co. of New York, Inc.
	5.500%, 12/01/39	400	402,155
	5.700%, 06/15/40	400	407,490
	4.200%, 03/15/42	14,174	11,893,282
	3.950%, 03/01/43	7,400	5,968,236
	4.450%, 03/15/44	251	214,494
Constellation Brands, Inc.
	3.150%, 08/01/29	3,800	3,641,501
Constellation Energy Generation LLC
	6.250%, 10/01/39	1,289	1,359,858
	5.750%, 10/01/41	1,400	1,408,405
Continental Resources, Inc.
	4.900%, 06/01/44	919	736,931
Costco Wholesale Corp.
	1.600%, 04/20/30	8,754	7,929,885
Cox Communications, Inc.
Ω	4.800%, 02/01/35	10,052	9,164,756
Ω	4.700%, 12/15/42	4,700	3,627,662
Crown Castle, Inc.
	2.900%, 04/01/41	18,705	13,419,948
CSX Corp.
	6.220%, 04/30/40	1,167	1,262,994
	5.500%, 04/15/41	800	807,149
	4.750%, 05/30/42	5,340	4,880,995
	4.100%, 03/15/44	200	164,881
Cummins, Inc.
	4.875%, 10/01/43	14,376	13,428,318
CVS Health Corp.
	4.780%, 03/25/38	11,500	10,656,996
	6.125%, 09/15/39	5,800	5,964,200
	4.125%, 04/01/40	9,078	7,649,166
	2.700%, 08/21/40	5,000	3,495,999
	5.300%, 12/05/43	3,000	2,748,412
	6.000%, 06/01/44	19,360	19,104,865
DCP Midstream Operating LP
	5.600%, 04/01/44	2,550	2,418,725
Dell, Inc.
	5.400%, 09/10/40	250	243,903
Devon Energy Corp.
	5.600%, 07/15/41	15,858	15,455,614
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
	4.750%, 05/15/42		1,900	$1,675,049
DH Europe Finance II SARL
	3.250%, 11/15/39		1,050	844,050
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		8,025	7,313,298
Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	13,400	14,593,898
Dominion Energy, Inc.
	3.300%, 04/15/41		2,000	1,488,306
	4.900%, 08/01/41		5,000	4,503,940
Dow Chemical Co.
	4.800%, 01/15/31		500	495,105
	5.650%, 03/15/36		500	498,237
	5.250%, 11/15/41		1,000	895,828
	4.375%, 11/15/42		1,616	1,285,660
	4.625%, 10/01/44		1,000	791,964
Duke Energy Corp.
	3.300%, 06/15/41		23,750	17,910,789
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30		1,500	1,358,058
Ω	2.775%, 01/07/32		141	124,484
Eastman Chemical Co.
	4.800%, 09/01/42		20,700	18,175,811
	4.650%, 10/15/44		400	335,469
Eaton Corp.
	4.000%, 11/02/32		7,605	7,375,625
Eaton Vance Corp.
	3.500%, 04/06/27		6,364	6,327,840
Ecolab, Inc.
	5.500%, 12/08/41		3,400	3,422,517
Elevance Health, Inc.
	5.950%, 12/15/34		11,300	11,851,922
	6.375%, 06/15/37		4,700	5,065,025
	4.625%, 05/15/42		25,970	22,885,678
	4.650%, 01/15/43		9,366	8,201,010
	5.100%, 01/15/44		1,200	1,095,068
	4.650%, 08/15/44		1,200	1,032,260
Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.181%, 10/15/28		6,900	6,918,050
Enbridge Energy Partners LP
	7.500%, 04/15/38		7,825	9,073,758
	5.500%, 09/15/40		1,264	1,237,732
Energy Transfer LP
	6.625%, 10/15/36		400	431,936
	5.800%, 06/15/38		585	595,514
	7.500%, 07/01/38		400	461,977
	6.050%, 06/01/41		5,100	5,163,266
	5.150%, 02/01/43		500	445,927
	5.950%, 10/01/43		4,000	3,893,799
	5.300%, 04/01/44		4,950	4,459,977

114

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Enterprise Products Operating LLC
	6.875%, 03/01/33	900	$1,007,482
	7.550%, 04/15/38	3,157	3,749,745
	6.125%, 10/15/39	5,917	6,322,174
	6.450%, 09/01/40	5,135	5,659,389
	5.950%, 02/01/41	2,617	2,743,286
	5.700%, 02/15/42	3,600	3,640,252
	4.850%, 08/15/42	2,400	2,199,370
	4.450%, 02/15/43	2,146	1,868,863
	4.850%, 03/15/44	8,500	7,734,434
	5.100%, 02/15/45	800	742,799
	Equinix, Inc.
	3.200%, 11/18/29	500	477,153
	2.500%, 05/15/31	5,200	4,661,610
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42	400	396,299
	ERP Operating LP
	4.500%, 07/01/44	400	348,788
	Eversource Energy
	4.250%, 04/01/29	600	595,251
	Exelon Corp.
	4.950%, 03/15/36	250	242,380
	Extra Space Storage LP
	2.350%, 03/15/32	8,100	7,011,150
	Exxon Mobil Corp.
	2.995%, 08/16/39	5,200	4,142,399
	4.227%, 03/19/40	18,200	16,427,041
	FedEx Corp.
	4.900%, 01/15/34	1,575	1,562,775
	3.250%, 05/15/41	9,950	7,486,696
	4.100%, 04/15/43	400	323,230
	5.100%, 01/15/44	5,000	4,550,206
#	5.100%, 01/15/44	400	364,016
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	18,954	17,869,250
	2.450%, 03/15/31	1,300	1,152,875
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41	10,650	7,694,235
	First American Financial Corp.
	2.400%, 08/15/31	16,044	13,901,346
	Fiserv, Inc.
	5.150%, 08/12/34	250	243,615
	Flex Ltd.
	4.875%, 06/15/29	1,550	1,555,376
	4.875%, 05/12/30	4,000	4,002,243
	5.375%, 11/13/35	500	497,022
	Flowserve Corp.
	2.800%, 01/15/32	28,638	25,325,486
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
FMR LLC
Ω	4.950%, 02/01/33		924	$925,054
Ω	6.450%, 11/15/39		1,000	1,081,855
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,900	3,723,894
	4.000%, 03/25/32		414	391,195
Fox Corp.
	5.476%, 01/25/39		32,600	31,752,735
Freeport-McMoRan, Inc.
	5.450%, 03/15/43		3,600	3,436,695
GATX Corp.
	3.500%, 06/01/32		6,850	6,329,760
General Dynamics Corp.
	4.250%, 04/01/40		800	718,090
	2.850%, 06/01/41		400	297,119
General Electric Co.
	4.500%, 03/11/44		200	177,271
General Mills, Inc.
	5.400%, 06/15/40		1,600	1,554,808
General Motors Co.
	6.250%, 04/15/35		400	419,131
	6.600%, 04/01/36		15,200	16,269,857
	5.150%, 04/01/38		8,819	8,357,732
	6.250%, 10/02/43		6,800	6,743,031
	5.200%, 04/01/45		400	350,092
General Motors Financial Co., Inc.
	3.600%, 06/21/30		5,000	4,776,431
	4.000%, 07/10/30	EUR	5,000	5,946,231
	2.700%, 06/10/31		500	450,591
	3.100%, 01/12/32		7,400	6,694,286
	5.450%, 09/06/34		600	599,774
#	5.900%, 01/07/35		800	821,323
#	5.450%, 01/08/36		170	168,775
Georgia Power Co.
	4.750%, 09/01/40		400	374,880
	4.300%, 03/15/42		20,400	17,620,007
Gilead Sciences, Inc.
	4.000%, 09/01/36		1,550	1,425,983
	2.600%, 10/01/40		22,300	16,114,798
	4.800%, 04/01/44		6,000	5,408,432
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38		11,000	12,182,699
Global Payments, Inc.
	5.400%, 03/15/33		500	488,826
	5.550%, 11/15/35		2,200	2,121,813
Globe Life, Inc.
	4.800%, 06/15/32		10,000	9,904,631
GLP Capital LP/GLP Financing II, Inc.
	5.625%, 03/01/36		250	245,692
Goldman Sachs Group, Inc.
	2.600%, 02/07/30		3,100	2,888,623

115

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	3.800%, 03/15/30	11,500	$11,183,085
#	6.125%, 02/15/33	1,621	1,744,252
	6.250%, 02/01/41	18,121	19,166,397
	4.800%, 07/08/44	800	711,994
	Halliburton Co.
	6.700%, 09/15/38	3,460	3,844,506
	7.450%, 09/15/39	3,200	3,765,550
	4.500%, 11/15/41	13,340	11,592,245
	4.750%, 08/01/43	700	616,524
	Hartford Insurance Group, Inc.
	6.625%, 03/30/40	500	542,515
	Hasbro, Inc.
	6.050%, 05/14/34	2,000	2,092,608
	6.350%, 03/15/40	3,950	4,091,609
	5.100%, 05/15/44	2,000	1,818,401
	HCA, Inc.
	4.375%, 03/15/42	400	335,219
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	19,000	17,249,566
	Healthcare Realty Holdings LP
#	2.000%, 03/15/31	2,300	2,009,785
	Helmerich & Payne, Inc.
	5.500%, 12/01/34	500	494,197
	Hess Corp.
	5.600%, 02/15/41	4,600	4,689,507
	HF Sinclair Corp.
	6.250%, 01/15/35	500	518,562
	Home Depot, Inc.
	5.875%, 12/16/36	9,388	9,998,972
	3.300%, 04/15/40	11,505	9,221,208
	5.400%, 09/15/40	22,000	22,199,195
	5.950%, 04/01/41	3,700	3,912,157
	4.400%, 03/15/45	400	339,051
	Host Hotels & Resorts LP
	5.700%, 07/01/34	8,500	8,675,583
	5.500%, 04/15/35	200	200,588
	HP, Inc.
	2.650%, 06/17/31	200	178,950
#	6.000%, 09/15/41	19,300	19,340,421
	Humana, Inc.
	5.950%, 03/15/34	250	256,464
	5.550%, 05/01/35	2,250	2,235,649
	4.950%, 10/01/44	3,000	2,530,648
	Hyatt Hotels Corp.
	5.375%, 12/15/31	2,500	2,547,319
#	5.400%, 12/15/35	500	494,524
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44	32,262	29,576,939
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Illinois Tool Works, Inc.
3.900%, 09/01/42	200	$166,901
Intel Corp.
4.600%, 03/25/40	27,424	24,515,049
2.800%, 08/12/41	23,856	16,699,873
4.800%, 10/01/41	2,470	2,194,781
# 4.250%, 12/15/42	190	155,277
5.625%, 02/10/43	21,349	20,563,253
Intercontinental Exchange, Inc.
4.600%, 03/15/33	9,250	9,162,680
2.650%, 09/15/40	16,100	11,744,306
International Business Machines Corp.
3.300%, 01/27/27	154	152,631
1.950%, 05/15/30	7,140	6,462,735
4.150%, 05/15/39	15,550	13,468,974
5.600%, 11/30/39	7,797	7,866,235
2.850%, 05/15/40	36,982	26,887,703
4.000%, 06/20/42	5,300	4,279,278
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,639,697
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	2,500	2,148,590
J.M. Smucker Co.
4.250%, 03/15/35	4,700	4,364,165
Jabil, Inc.
3.600%, 01/15/30	23,950	22,976,824
3.000%, 01/15/31	14,033	12,948,343
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	5,530,841
Jefferies Financial Group, Inc.
2.625%, 10/15/31	19,014	16,621,554
2.750%, 10/15/32	6,280	5,330,585
Johnson & Johnson
1.300%, 09/01/30	5,000	4,448,498
2.100%, 09/01/40	400	280,069
JPMorgan Chase & Co.
6.400%, 05/15/38	21,400	23,618,419
5.500%, 10/15/40	8,800	8,983,009
5.600%, 07/15/41	11,900	12,091,327
5.400%, 01/06/42	4,350	4,286,135
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 4.654%, 12/08/26	22,820	22,908,998
Juniper Networks, Inc.
3.750%, 08/15/29	3,100	3,018,463
Kellanova
7.450%, 04/01/31	3,159	3,553,869
Kemper Corp.
3.800%, 02/23/32	9,830	8,962,480

116

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Kimco Realty OP LLC
	2.250%, 12/01/31	8,200	$7,250,057
	5.300%, 02/01/36	3,000	3,038,766
Kinder Morgan Energy Partners LP
	6.500%, 02/01/37	250	271,614
	6.950%, 01/15/38	5,800	6,485,433
	6.500%, 09/01/39	2,400	2,581,901
	6.550%, 09/15/40	3,500	3,769,581
	5.625%, 09/01/41	400	392,862
	5.000%, 08/15/42	4,200	3,795,876
	4.700%, 11/01/42	400	349,328
	5.000%, 03/01/43	13,400	12,065,440
	5.500%, 03/01/44	8,520	8,081,080
	5.400%, 09/01/44	250	233,523
KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43	4,500	4,216,793
Kraft Heinz Foods Co.
	6.875%, 01/26/39	16,200	17,625,688
Ω	7.125%, 08/01/39	1,775	1,945,735
	4.625%, 10/01/39	250	220,907
	5.000%, 06/04/42	3,700	3,270,657
	5.200%, 07/15/45	3,550	3,107,920
Kroger Co.
	7.500%, 04/01/31	15,677	17,600,463
Lazard Group LLC
	4.500%, 09/19/28	15,047	14,992,359
	4.375%, 03/11/29	400	396,106
Legg Mason, Inc.
	5.625%, 01/15/44	4,747	4,628,891
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	7,805	7,785,079
Ω	6.500%, 03/15/35	4,250	4,496,969
Lincoln National Corp.
	3.050%, 01/15/30	244	229,161
#	3.400%, 01/15/31	7,917	7,402,354
	3.400%, 03/01/32	23,378	21,312,229
	6.300%, 10/09/37	3,000	3,130,756
	7.000%, 06/15/40	125	135,509
LKQ Corp.
#	6.250%, 06/15/33	1,500	1,556,581
Lockheed Martin Corp.
	4.850%, 09/15/41	1,445	1,335,339
	4.070%, 12/15/42	800	675,204
	3.800%, 03/01/45	800	630,235
Loews Corp.
	6.000%, 02/01/35	4,000	4,240,238
	4.940%, 04/01/36	18,497	18,052,297
#	4.125%, 05/15/43	1,500	1,235,143
Lowe's Cos., Inc.
	2.800%, 09/15/41	11,600	8,191,442
LPL Holdings, Inc.
	5.650%, 03/15/35	1,600	1,598,972
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
LYB International Finance III LLC
	5.500%, 03/01/34	800	$802,348
#	5.875%, 01/15/36	500	505,071
	3.375%, 10/01/40	18,400	13,524,623
Marathon Petroleum Corp.
	6.500%, 03/01/41	19,163	20,530,772
	4.750%, 09/15/44	3,200	2,750,785
Marriott International, Inc.
#	2.750%, 10/15/33	6,300	5,465,543
	5.100%, 05/01/38	2,750	2,637,444
Mars, Inc.
Ω	1.625%, 07/16/32	1,750	1,467,805
Ω	3.875%, 04/01/39	10,400	9,002,683
Ω	2.375%, 07/16/40	200	140,418
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31	1,661	1,479,144
	4.750%, 03/15/39	3,100	2,929,626
	5.350%, 11/15/44	266	252,832
Mastercard, Inc.
	4.350%, 01/15/32	4,000	3,971,569
	4.850%, 03/09/33	5,000	5,067,502
Merck & Co., Inc.
	3.400%, 03/07/29	8,084	7,916,381
	1.450%, 06/24/30	40,301	35,908,231
	3.900%, 03/07/39	400	350,677
	2.350%, 06/24/40	1,200	850,578
	4.900%, 05/17/44	400	366,215
Meta Platforms, Inc.
	3.850%, 08/15/32	3,500	3,331,841
MetLife, Inc.
	5.375%, 07/15/33	3,400	3,521,294
	6.375%, 06/15/34	19,000	20,757,167
	5.875%, 02/06/41	7,148	7,382,903
	4.125%, 08/13/42	5,300	4,413,599
	4.875%, 11/13/43	13,061	11,851,600
Micron Technology, Inc.
	2.703%, 04/15/32	1,650	1,472,555
	3.366%, 11/01/41	31,367	24,226,306
Mississippi Power Co.
	4.250%, 03/15/42	400	334,279
Mohawk Industries, Inc.
	3.625%, 05/15/30	971	932,388
Molson Coors Beverage Co.
#	5.000%, 05/01/42	7,000	6,326,967
Morgan Stanley
#	7.250%, 04/01/32	12,990	14,732,754
	6.375%, 07/24/42	18,888	20,349,969
Mosaic Co.
	5.625%, 11/15/43	8,500	7,964,500
Motorola Solutions, Inc.
	2.300%, 11/15/30	19,944	18,015,122

117

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
MPLX LP
	5.400%, 09/15/35		500	$499,278
	5.300%, 04/01/36		250	245,545
	4.500%, 04/15/38		8,200	7,401,794
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,558,127
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,129	1,308,958
NBCUniversal Media LLC
	5.950%, 04/01/41		500	505,379
	4.450%, 01/15/43		800	662,058
	Nestle Capital Corp.
	4.600%, 04/04/29	AUD	800	564,602
	Nestle Holdings, Inc.
Ω	3.900%, 09/24/38		5,800	5,142,027
	NetApp, Inc.
	2.700%, 06/22/30		3,400	3,128,206
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,622,027
Newmont Corp.
	5.875%, 04/01/35		400	423,885
	5.450%, 06/09/44		600	578,180
NextEra Energy Capital Holdings, Inc.
	2.989%, 02/10/30	EUR	2,000	2,316,486
	5.250%, 03/15/34		400	405,523
	NIKE, Inc.
	3.250%, 03/27/40		5,000	3,958,942
	Northern Trust Corp.
	1.950%, 05/01/30		19,370	17,669,743
	NOV, Inc.
	3.950%, 12/01/42		10,000	7,867,592
	Nucor Corp.
	3.125%, 04/01/32		4,340	4,013,748
	Oklahoma Gas & Electric Co.
	5.400%, 01/15/33		3,700	3,816,700
Omnicom Group, Inc.
	4.200%, 06/01/30		11,055	10,854,388
	5.300%, 06/02/36		500	483,297
ONE Gas, Inc.
	4.250%, 09/01/32		4,300	4,186,129
	4.658%, 02/01/44		400	349,901
ONEOK Partners LP
	6.850%, 10/15/37		400	438,022
	6.125%, 02/01/41		2,000	2,048,123
Oracle Corp.
	3.600%, 04/01/40		17,100	12,330,654
	5.375%, 07/15/40		14,200	12,370,784
	3.650%, 03/25/41		21,500	15,252,945
	4.500%, 07/08/44		400	294,943
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Ovintiv, Inc.
6.625%, 08/15/37	500	$532,595
6.500%, 02/01/38	3,770	3,961,838
Owens Corning
3.875%, 06/01/30	8,226	7,986,567
PepsiCo, Inc.
5.500%, 01/15/40	5,000	5,134,918
4.875%, 11/01/40	400	384,650
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 05/19/43	14,800	13,935,538
Pfizer, Inc.
4.100%, 09/15/38	10,000	9,040,307
3.900%, 03/15/39	24,272	21,046,530
7.200%, 03/15/39	5,570	6,508,884
2.550%, 05/28/40	8,500	6,172,649
5.600%, 09/15/40	400	410,263
4.300%, 06/15/43	107	91,539
Philip Morris International, Inc.
3.375%, 08/15/29	5,200	5,040,727
2.100%, 05/01/30	6,450	5,888,088
5.625%, 09/07/33	8,500	8,877,708
6.375%, 05/16/38	17,400	19,008,588
4.375%, 11/15/41	8,315	7,257,893
4.500%, 03/20/42	800	701,133
3.875%, 08/21/42	10,095	8,159,602
4.125%, 03/04/43	7,308	6,074,173
4.875%, 11/15/43	400	360,848
4.250%, 11/10/44	1,200	994,140
Phillips 66
5.875%, 05/01/42	4,486	4,507,259
Plains All American Pipeline LP/PAA Finance Corp.
5.600%, 01/15/36	1,900	1,903,230
6.700%, 05/15/36	200	215,865
5.150%, 06/01/42	15,148	13,647,334
4.300%, 01/31/43	8,941	7,296,701
# 4.700%, 06/15/44	3,500	2,967,664
4.900%, 02/15/45	173	150,316
PPG Industries, Inc.
2.550%, 06/15/30	7,901	7,359,579
Precision Castparts Corp.
3.900%, 01/15/43	3,000	2,458,359
Primerica, Inc.
2.800%, 11/19/31	15,500	13,948,483
Principal Financial Group, Inc.
6.050%, 10/15/36	3,400	3,638,267
Progress Energy, Inc.
7.750%, 03/01/31	2,000	2,249,854
Progressive Corp.
3.000%, 03/15/32	13,100	12,003,147

118

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Prologis LP
	5.125%, 01/15/34	5,063	$5,112,698
Prudential Financial, Inc.
	6.625%, 12/01/37	2,400	2,657,114
	3.000%, 03/10/40	19,750	14,967,563
	6.625%, 06/21/40	2,620	2,893,214
Public Service Enterprise Group, Inc.
	8.625%, 04/15/31	1,000	1,124,438
PulteGroup, Inc.
	7.875%, 06/15/32	3,895	4,474,270
	6.375%, 05/15/33	10,500	11,311,392
	6.000%, 02/15/35	2,449	2,567,027
QUALCOMM, Inc.
#	1.650%, 05/20/32	9,643	8,186,532
Raymond James Financial, Inc.
	4.900%, 09/11/35	500	487,769
Realty Income Corp.
	2.700%, 02/15/32	13,491	12,056,401
	2.850%, 12/15/32	7,577	6,735,482
	1.800%, 03/15/33	1,300	1,073,416
	4.900%, 07/15/33	4,500	4,490,787
Reinsurance Group of America, Inc.
	3.900%, 05/15/29	3,725	3,648,259
	3.150%, 06/15/30	15,455	14,503,078
Revvity, Inc.
	3.300%, 09/15/29	800	766,951
Roche Holdings, Inc.
Ω	2.076%, 12/13/31	5,000	4,404,247
#Ω	5.593%, 11/13/33	10,000	10,558,969
Royalty Pharma PLC
	2.200%, 09/02/30	4,500	4,064,238
	3.300%, 09/02/40	72,275	55,258,758
Sempra
	5.250%, 03/15/36	250	246,964
	6.000%, 10/15/39	900	919,760
Shell Finance U.S., Inc.
Ω	6.375%, 12/15/38	20,800	22,879,983
Ω	5.500%, 03/25/40	3,000	3,040,710
	4.550%, 08/12/43	5,000	4,412,893
Shell International Finance BV
	2.875%, 11/26/41	3,200	2,336,784
Sherwin-Williams Co.
	2.950%, 08/15/29	3,820	3,645,239
Simon Property Group LP
	2.650%, 07/15/30	18,576	17,275,591
#	2.200%, 02/01/31	12,148	10,930,960
	2.250%, 01/15/32	1,877	1,645,115
	5.500%, 03/08/33	4,050	4,205,986
	6.750%, 02/01/40	4,515	5,066,318
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
4.750%, 03/15/42	4,370	$3,943,785
Sonoco Products Co.
# 5.750%, 11/01/40	500	498,682
Southern Co. Gas Capital Corp.
5.875%, 03/15/41	6,142	6,281,463
4.400%, 06/01/43	6,897	5,782,298
Southern Power Co.
5.150%, 09/15/41	1,500	1,415,891
Southwest Gas Corp.
3.700%, 04/01/28	2,500	2,464,044
2.200%, 06/15/30	12,700	11,548,458
Stanley Black & Decker, Inc.
# 2.300%, 03/15/30	2,150	1,970,262
3.000%, 05/15/32	400	361,138
5.200%, 09/01/40	800	748,572
Steel Dynamics, Inc.
3.250%, 01/15/31	19,725	18,551,127
Sutter Health
3.161%, 08/15/40	2,000	1,544,935
Tapestry, Inc.
5.500%, 03/11/35	3,000	3,013,900
Targa Resources Corp.
4.200%, 02/01/33	2,500	2,374,910
5.650%, 02/15/36	250	253,971
5.400%, 07/30/36	250	248,659
Target Corp.
7.000%, 01/15/38	7,700	8,907,304
4.000%, 07/01/42	2,100	1,746,728
TD SYNNEX Corp.
5.300%, 10/10/35	250	244,881
Texas Instruments, Inc.
4.900%, 03/14/33	12,500	12,764,094
3.875%, 03/15/39	5,790	5,087,661
Textron, Inc.
2.450%, 03/15/31	14,320	12,928,868
Thermo Fisher Scientific, Inc.
4.894%, 10/07/37	5,000	4,917,938
2.800%, 10/15/41	2,400	1,745,986
# 5.404%, 08/10/43	7,500	7,371,106
T-Mobile USA, Inc.
4.375%, 04/15/40	7,500	6,558,572
3.000%, 02/15/41	250	182,582
TPG Operating Group II LP
5.375%, 01/15/36	500	488,338
Travelers Cos., Inc.
5.350%, 11/01/40	2,619	2,600,202
TWDC Enterprises 18 Corp.
4.375%, 08/16/41	7,500	6,609,541
Union Pacific Corp.
# 2.891%, 04/06/36	2,350	1,978,273
4.375%, 09/10/38	1,100	1,044,830
3.550%, 08/15/39	10,100	8,530,954
3.200%, 05/20/41	14,400	11,164,211

119

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	United Parcel Service, Inc.
	6.200%, 01/15/38	1,000	$1,086,370
	5.200%, 04/01/40	800	792,926
	4.875%, 11/15/40	8,011	7,617,688
	UnitedHealth Group, Inc.
#	4.200%, 05/15/32	17,300	16,886,983
#	6.500%, 06/15/37	500	549,960
	6.625%, 11/15/37	500	555,776
	6.875%, 02/15/38	350	397,976
	3.500%, 08/15/39	16,438	13,445,410
	2.750%, 05/15/40	14,200	10,411,942
	5.700%, 10/15/40	2,400	2,439,233
	5.950%, 02/15/41	1,400	1,445,337
	3.050%, 05/15/41	28,569	21,342,772
	4.625%, 11/15/41	3,400	3,043,763
	3.950%, 10/15/42	4,000	3,252,001
	5.500%, 07/15/44	18,070	17,533,887
	Unum Group
	4.000%, 06/15/29	10,463	10,264,184
Ω	4.046%, 08/15/41	6,800	5,463,610
	5.750%, 08/15/42	3,000	2,947,306
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	1,158	1,157,029
Valero Energy Corp.
#	6.625%, 06/15/37	500	548,507
	Ventas Realty LP
	3.000%, 01/15/30	1,100	1,038,909
#	5.000%, 02/15/36	250	245,134
VeriSign, Inc.
#	2.700%, 06/15/31	4,606	4,150,796
	Verizon Communications, Inc.
	2.355%, 03/15/32	1,483	1,296,639
	4.272%, 01/15/36	600	553,459
	5.250%, 03/16/37	11,000	10,857,837
	5.401%, 07/02/37	11,000	10,967,901
	4.812%, 03/15/39	19,410	18,073,295
	2.650%, 11/20/40	14,850	10,410,273
	3.400%, 03/22/41	43,850	33,646,751
	2.850%, 09/03/41	5,166	3,629,664
	3.850%, 11/01/42	3,190	2,527,190
	6.550%, 09/15/43	800	857,919
	Virginia Electric & Power Co.
	8.875%, 11/15/38	10,000	13,062,117
	4.000%, 01/15/43	7,900	6,380,231
	4.650%, 08/15/43	700	610,021
	4.450%, 02/15/44	400	338,950
	Visa, Inc.
	2.050%, 04/15/30	48,659	44,808,515
	2.700%, 04/15/40	3,300	2,501,421
	Voya Financial, Inc.
	5.000%, 09/20/34	250	245,241
	5.050%, 03/02/36	250	241,954
	5.700%, 07/15/43	913	878,895
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Walmart, Inc.
5.625%, 04/01/40	6,000	$6,325,723
5.000%, 10/25/40	7,200	7,237,799
Walt Disney Co.
6.650%, 11/15/37	6,000	6,759,690
# 4.625%, 03/23/40	5,000	4,690,002
3.500%, 05/13/40	32,131	26,369,554
6.150%, 02/15/41	800	859,745
5.400%, 10/01/43	5,750	5,646,894
4.750%, 09/15/44	400	357,278
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 4.723%, 12/11/26	840	843,259
Welltower OP LLC
2.750%, 01/15/31	16,596	15,291,887
2.750%, 01/15/32	2,600	2,345,542
6.500%, 03/15/41	1,903	2,076,246
Western Midstream Operating LP
5.500%, 12/15/35	5,000	4,942,803
Western Union Co.
# 6.200%, 11/17/36	1,400	1,450,312
Westlake Corp.
3.375%, 06/15/30	11,285	10,746,795
5.550%, 11/15/35	500	500,153
WestRock MWV LLC
8.200%, 01/15/30	18,367	20,568,315
Weyerhaeuser Co.
7.375%, 03/15/32	813	908,873
Williams Cos., Inc.
3.500%, 11/15/30	13,100	12,466,400
6.300%, 04/15/40	21,000	22,247,019
5.800%, 11/15/43	400	392,044
Willis North America, Inc.
5.150%, 03/15/36	500	488,605
WP Carey, Inc.
2.400%, 02/01/31	1,800	1,612,758
2.450%, 02/01/32	9,800	8,600,397
WRKCo, Inc.
# 3.000%, 06/15/33	18,205	16,006,027
Zoetis, Inc.
4.700%, 02/01/43	1,200	1,069,858
TOTAL UNITED STATES		4,047,252,945
TOTAL BONDS		6,318,314,909
U.S. TREASURY OBLIGATIONS — (38.8%)
U.S. Treasury Bills
∞ 3.684%, 06/02/26	24,000	23,923,307
U.S. Treasury Bonds
6.250%, 05/15/30	17,000	18,427,734
1.125%, 05/15/40	184,000	115,186,874
1.125%, 08/15/40	195,000	120,793,358

120

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	3.875%, 08/15/40	25,000	$22,735,352
	1.375%, 11/15/40	172,000	110,012,813
	1.875%, 02/15/41	147,000	101,108,437
	1.750%, 08/15/41	160,000	106,206,250
	2.000%, 11/15/41	146,000	100,238,125
	2.375%, 02/15/42	135,000	97,716,796
	2.750%, 08/15/42	110,000	83,415,234
	2.750%, 11/15/42	120,000	90,520,313
	3.125%, 02/15/43	114,000	90,527,578
	2.875%, 05/15/43	130,000	99,018,360
	3.625%, 08/15/43	60,000	50,803,125
	3.625%, 02/15/44	110,000	92,601,953
	3.375%, 05/15/44	126,000	102,035,391
	3.125%, 08/15/44	130,000	100,993,750
	3.000%, 11/15/44	78,000	59,182,500
	2.500%, 02/15/45	126,000	87,510,937
	3.000%, 05/15/45	68,000	51,262,969
	2.875%, 08/15/45	91,500	67,298,965
U.S. Treasury Notes
(r)	3M USTMMR + 0.182%, FRN, 3.805%, 07/31/26	195,000	195,079,494
	1.375%, 08/31/26	22,000	21,830,016
(r)	3M USTMMR + 0.205%, FRN, 3.828%, 10/31/26	170,000	170,132,780
(r)	3M USTMMR + 0.098%, FRN, 3.721%, 01/31/27	178,000	178,053,386
(r)	3M USTMMR + 0.160%, FRN, 3.783%, 04/30/27	174,000	174,188,938
(r)	3M USTMMR + 0.190%, FRN, 3.813%, 10/31/27	161,900	162,149,103
(r)	3M USTMMR + 0.099%, FRN, 3.722%, 01/31/28	152,000	152,010,955
	3.500%, 01/31/30	25,000	24,594,727
	3.625%, 03/31/30	20,000	19,747,656
	3.500%, 04/30/30	25,000	24,557,617
	3.875%, 04/30/30	20,000	19,923,438
	3.750%, 05/31/30	19,000	18,833,008
	3.750%, 06/30/30	19,000	18,827,813
	4.000%, 07/31/30	25,000	25,001,953
	4.125%, 08/31/30	65,000	65,307,226
	4.625%, 09/30/30	65,000	66,619,922
	4.875%, 10/31/30	25,000	25,881,836
	3.500%, 11/30/30	24,000	23,493,750
	Face Amount	Value†
	(000)

4.375%, 11/30/30	25,000	$25,373,047
4.250%, 02/28/31	25,000	25,240,234
4.625%, 05/31/31	10,000	10,262,500
1.250%, 08/15/31	60,000	52,010,156
1.375%, 11/15/31	50,000	43,287,109
4.375%, 01/31/32	30,000	30,404,297
1.875%, 02/15/32	105,000	92,933,203
4.125%, 02/29/32	60,000	60,021,094
2.875%, 05/15/32	95,000	88,602,344
4.125%, 05/31/32	55,000	54,952,734
4.000%, 06/30/32	55,000	54,563,867
4.000%, 07/31/32	30,000	29,744,531
2.750%, 08/15/32	120,000	110,671,874
3.875%, 08/31/32	55,000	54,123,437
3.875%, 09/30/32	25,000	24,589,844
3.750%, 10/31/32	35,000	34,155,078
4.125%, 11/15/32	80,000	79,740,625
3.750%, 11/30/32	57,500	56,078,223
3.875%, 12/31/32	45,000	44,182,617
4.000%, 01/31/33	12,000	11,864,531
3.500%, 02/15/33	80,000	76,712,500
3.750%, 02/28/33	15,000	14,603,906
4.250%, 03/31/33	50,000	50,140,625
3.375%, 05/15/33	105,000	99,659,765
3.875%, 08/15/33	85,000	83,114,062
4.500%, 11/15/33	85,000	86,371,289
4.000%, 02/15/34	55,000	54,024,609
4.375%, 05/15/34	85,000	85,527,930
3.875%, 08/15/34	25,000	24,259,766
4.250%, 11/15/34	25,000	24,875,000
4.625%, 02/15/35	30,000	30,630,469
U.S.Treasury Notes
(r) 3M USTMMR + 0.159%, FRN, 3.782%, 07/31/27	170,000	170,162,285
TOTAL U.S. TREASURY OBLIGATIONS		4,960,637,290
TOTAL INVESTMENT SECURITIES (Cost $12,906,778,346)		12,462,948,297

		Shares
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	26,448,170	305,873,082
TOTAL INVESTMENTS — (100.0%)
(Cost $13,212,682,282)			$12,768,821,379

121

DFA Investment Grade Portfolio
CONTINUED
As of April 30, 2026, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,127,387	EUR	1,803,785	Bank of America Corp.	05/07/26	$10,177
USD	7,039,039	NZD	11,812,214	Australia and New Zealand Bank	05/11/26	59,259
USD	8,438,099	NZD	14,190,790	Bank of New York Mellon	05/11/26	52,830
USD	1,300,247	NZD	2,186,675	Citibank, N.A.	06/05/26	7,068
Total Appreciation						$129,334
USD	35,476,816	EUR	30,534,034	Citibank, N.A.	05/07/26	$(362,792)
USD	105,434,451	AUD	151,643,305	Royal Bank of Canada	05/07/26	(3,735,129)
USD	75,326,975	AUD	106,874,743	Australia and New Zealand Bank	05/11/26	(1,607,576)
USD	41,917,489	EUR	35,786,148	Bank of New York Mellon	05/11/26	(94,691)
USD	18,114,744	CAD	25,181,806	Societe Generale	05/11/26	(431,478)
USD	80,321,624	AUD	114,158,240	Australia and New Zealand Bank	05/13/26	(1,853,122)
USD	102,447,528	AUD	142,867,402	HSBC Bank	05/20/26	(380,359)
USD	73,196,356	AUD	104,596,107	Australia and New Zealand Bank	05/26/26	(2,078,092)
USD	53,211,709	EUR	45,723,208	Bank of New York Mellon	05/26/26	(504,227)
USD	83,652,854	JPY	13,324,824,661	Royal Bank of Canada	05/27/26	(1,603,570)
USD	44,796,755	EUR	38,242,630	Citibank, N.A.	06/01/26	(143,631)
USD	111,914,408	NZD	195,095,875	Citibank, N.A.	06/02/26	(3,452,099)
USD	2,587,821	NZD	4,512,670	Bank of America Corp.	06/05/26	(80,930)
USD	2,586,045	NZD	4,512,671	Royal Bank of Canada	06/05/26	(82,706)
USD	73,387,915	NZD	126,773,725	Citibank, N.A.	06/08/26	(1,591,877)
USD	130,363,448	CAD	179,858,708	Societe Generale	06/12/26	(2,279,472)
USD	73,329,378	NZD	125,378,298	UBS AG	06/12/26	(834,335)
USD	73,439,585	NZD	125,378,297	Citibank, N.A.	06/15/26	(731,060)
USD	78,929,519	NZD	133,635,923	Citibank, N.A.	06/22/26	(143,376)
Total (Depreciation)						$(21,990,522)
Total Appreciation (Depreciation)						$(21,861,188)
As of April 30, 2026, the value of Rule 144A securities amounted to $452,837,153 or 3.6% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,183,996,098	—	$1,183,996,098
Bonds
Australia	—	572,308,084	—	572,308,084
Austria	—	848,932	—	848,932
Belgium	—	8,846,015	—	8,846,015
Canada	—	387,005,408	—	387,005,408
Denmark	—	22,043,472	—	22,043,472
Finland	—	10,604,782	—	10,604,782
France	—	29,412,946	—	29,412,946
Germany	—	90,798,141	—	90,798,141

122

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	—	$3,307,096	—	$3,307,096
Ireland	—	3,261,737	—	3,261,737
Italy	—	42,976,592	—	42,976,592
Japan	—	188,561,689	—	188,561,689
Luxembourg	—	44,210,058	—	44,210,058
Netherlands	—	109,930,068	—	109,930,068
New Zealand	—	423,230,766	—	423,230,766
Norway	—	2,507,948	—	2,507,948
Singapore	—	9,529,124	—	9,529,124
Spain	—	38,677,063	—	38,677,063
Supranational Organization Obligations	—	166,426,144	—	166,426,144
Sweden	—	4,460,995	—	4,460,995
United Kingdom	—	112,114,904	—	112,114,904
United States	—	4,047,252,945	—	4,047,252,945
U.S. Treasury Obligations	—	4,960,637,290	—	4,960,637,290
Securities Lending Collateral	—	305,873,082	—	305,873,082
Total Investments in Securities	—	$12,768,821,379	—	$12,768,821,379
Financial Instruments
Assets
Forward Currency Contracts**	—	129,334	—	129,334
Liabilities
Forward Currency Contracts**	—	(21,990,522)	—	(21,990,522)
Total Financial Instruments	—	$(21,861,188)	—	$(21,861,188)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
123

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.8%)
U.S. Treasury Inflation-Indexed Bonds
3.375%, 04/15/32	73,013	$80,988,704
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/31	52,487	49,431,616
0.125%, 01/15/32	90,988	84,515,379
1.750%, 01/15/34	82,978	83,267,479
2.125%, 01/15/35	33,078	33,886,868
TOTAL U.S. TREASURY OBLIGATIONS		332,090,046

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.9%)
DFA Intermediate Government Fixed Income Portfolio	75,038,801	838,183,407
DFA Two-Year Global Fixed Income Portfolio	51,263,555	502,382,837
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,423,964,950)		1,340,566,244

MONEY MARKET FUNDS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	4,419,131	4,419,131
TOTAL INVESTMENTS — (100.0%)
(Cost $1,752,778,015)			$1,677,075,421
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$332,090,046	—	$332,090,046
Affiliated Investment Companies	$1,340,566,244	—	—	1,340,566,244
Money Market Funds	4,419,131	—	—	4,419,131
Total Investments in Securities	$1,344,985,375	$332,090,046	—	$1,677,075,421
See accompanying Notes to Financial Statements.
124

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	206,152	$116,805,361
0.125%, 02/15/51	219,874	116,765,129
0.125%, 02/15/52	224,901	117,057,553
1.500%, 02/15/53	66,233	50,682,147
TOTAL U.S. TREASURY OBLIGATIONS Cost ($561,906,886)		401,310,190
TOTAL INVESTMENTS — (100.0%)
(Cost $561,906,886)		$401,310,190
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$401,310,190	—	$401,310,190
Total Investments in Securities	—	$401,310,190	—	$401,310,190
See accompanying Notes to Financial Statements.
125

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.5%)
U.S. Treasury Inflation-Indexed Bonds
3.625%, 04/15/28	229,284	$241,330,431
2.500%, 01/15/29	475,569	494,882,111
3.875%, 04/15/29	444,695	480,910,753
3.375%, 04/15/32	295,440	327,711,759
2.125%, 02/15/40	411,177	404,775,942
2.125%, 02/15/41	407,040	395,905,654
0.750%, 02/15/42	289,196	223,744,852
0.625%, 02/15/43	229,513	169,692,005
1.375%, 02/15/44	159,120	132,055,590
0.750%, 02/15/45	102,676	73,918,880
1.000%, 02/15/46	16,547	12,298,378
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	36,446	36,461,865
0.875%, 01/15/29	510,475	509,100,651
0.250%, 07/15/29	153,918	150,551,971
0.125%, 01/15/30	248,908	239,719,469
0.125%, 07/15/30	117,241	112,410,162
0.125%, 01/15/31	213,374	202,185,713
0.125%, 07/15/31	175,545	165,326,971
0.125%, 01/15/32	279,347	259,474,640
0.625%, 07/15/32	68,597	65,283,593
1.125%, 01/15/33	99,816	96,948,669
1.375%, 07/15/33	30,123	29,686,221
1.750%, 01/15/34	162,628	163,196,365
1.875%, 07/15/34	45,816	46,370,425
2.125%, 01/15/35	31,060	31,818,656
1.875%, 07/15/35	33,579	33,693,994
TOTAL U.S. TREASURY OBLIGATIONS		5,099,455,720

		Shares
MONEY MARKET FUNDS — (0.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	26,815,176	26,815,176
TOTAL INVESTMENTS — (100.0%)
(Cost $5,437,199,252)			$5,126,270,896
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,099,455,720	—	$5,099,455,720
Money Market Funds	$26,815,176	—	—	26,815,176
Total Investments in Securities	$26,815,176	$5,099,455,720	—	$5,126,270,896
See accompanying Notes to Financial Statements.
126

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (88.4%)
AUSTRALIA — (5.6%)
Amcor U.K. Finance PLC
	3.200%, 11/17/29	EUR	280	$324,810
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	600	654,975
	2.000%, 07/15/30	EUR	1,810	1,997,139
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.680%, FRN, 4.339%, 07/16/27		6,000	6,023,401
(r)	SOFR + 0.680%, FRN, 4.339%, 07/16/27		1,700	1,706,630
(r)Ω	SOFR + 0.650%, FRN, 4.308%, 09/30/27		8,176	8,204,466
(r)Ω	SOFR + 0.590%, FRN, 4.248%, 12/08/28		11,000	11,027,687
(r)Ω	SOFR + 0.850%, FRN, 4.508%, 12/16/29		500	505,036
(r)Ω	SOFR + 0.680%, FRN, 4.338%, 12/08/30		1,861	1,870,446
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	218,504
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.520%, FRN, 4.177%, 06/15/26		1,050	1,050,449
(r)Ω	SOFR + 0.640%, FRN, 4.297%, 03/14/28		2,400	2,408,310
(r)	SOFR + 0.640%, FRN, 4.297%, 03/14/28		33	33,114
(r)Ω	SOFR + 0.810%, FRN, 4.467%, 03/14/30		1,778	1,790,899
(r)	SOFR + 0.780%, FRN, 4.438%, 10/01/30		3,942	3,964,801
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.780%, FRN, 4.438%, 10/01/30		2,400	$2,413,882
Glencore Funding LLC
Ω	4.000%, 03/27/27		2,000	1,995,978
(r)Ω	SOFR + 1.060%, FRN, 4.710%, 04/04/27		5,000	5,018,925
Ω	5.371%, 04/04/29		800	815,980
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 4.858%, 12/07/26		12,620	12,681,573
(r)Ω	SOFR + 0.920%, FRN, 4.578%, 07/02/27		3,440	3,458,554
(r)Ω	SOFR + 0.480%, FRN, 4.149%, 02/03/28		800	799,452
(r)Ω	SOFR + 0.740%, FRN, 4.398%, 06/12/28		4,385	4,403,263
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	340	416,526
National Australia Bank Ltd.
(r)Ω	SOFR + 0.650%, FRN, 4.308%, 06/13/28		2,400	2,407,370
(r)Ω	SOFR + 0.530%, FRN, 4.188%, 12/13/28		6,300	6,304,442
	4.901%, 01/14/30		8,900	9,068,664
#(r)Ω	SOFR + 0.680%, FRN, 4.337%, 01/13/31		10,095	10,125,571
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	2,250	2,434,506
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.493%, 03/14/28		3,400	3,411,710
Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	150	176,184
Vicinity Centres Trust
	1.125%, 11/07/29	EUR	2,000	2,164,722

127

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
	1.953%, 11/20/28		235	$222,383
(r)	SOFR + 0.810%, FRN, 4.469%, 04/16/29		9,000	9,081,090
(r)	SOFR + 0.820%, FRN, 4.478%, 07/01/30		4,681	4,724,338
	TOTAL AUSTRALIA			123,905,780
BELGIUM — (0.4%)
	Belfius Bank SA
	3.375%, 05/28/30	EUR	6,700	7,813,334
	KBC Group NV
	0.750%, 01/24/30	EUR	400	426,681
	Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	1,500	1,569,765
	TOTAL BELGIUM			9,809,780
CANADA — (3.9%)
Bank of Montreal
(r)	SOFR + 0.620%, FRN, 4.273%, 09/15/26		690	690,718
(r)	SOFR + 0.760%, FRN, 4.416%, 06/04/27		7,000	7,024,938
Bank of Nova Scotia
(r)	SOFR + 1.080%, FRN, 4.727%, 08/01/29		2,000	2,017,885
	5.450%, 08/01/29		400	412,261
	Brookfield Finance, Inc.
	4.850%, 03/29/29		100	100,353
Canadian Imperial Bank of Commerce
(r)	SOFR + 1.220%, FRN, 4.871%, 10/02/26		2,000	2,007,759
	3.807%, 07/09/29	EUR	351	418,595
	Canadian Natural Resources Ltd.
	5.000%, 12/15/29		7,930	8,043,726
	CDP Financial, Inc.
	3.875%, 01/22/31		17,094	16,863,203
CPPIB Capital, Inc.
Ω	3.875%, 02/15/31		8,000	7,911,971
	3.875%, 02/15/31		8,000	7,911,971
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Element Fleet Management Corp.
Ω	4.641%, 11/24/30		90	$89,325
Enbridge, Inc.
	3.125%, 11/15/29		630	601,124
Export Development Canada
(r)	SOFR + 0.330%, FRN, 3.978%, 08/01/28		5,040	5,051,178
	3.875%, 08/08/30	NZD	4,500	2,614,891
Federation des Caisses Desjardins du Quebec
#Ω	5.250%, 04/26/29		1,160	1,185,276
	3.467%, 09/05/29	EUR	1,200	1,411,632
Honda Canada Finance, Inc.
	4.900%, 06/04/29	CAD	1,000	760,526
	3.539%, 09/23/30	CAD	1,400	1,013,574
National Bank of Canada
	3.750%, 05/02/29	EUR	300	357,409
Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	1,300	944,516
Royal Bank of Canada
(r)	SOFR + 1.080%, FRN, 4.729%, 07/20/26		2,000	2,004,290
(r)	SOFR + 0.710%, FRN, 4.359%, 01/21/27		500	501,345
Toronto-Dominion Bank
(r)	SOFR + 0.730%, FRN, 4.380%, 04/05/27		5,000	5,017,143
	4.994%, 04/05/29		930	944,303
	4.783%, 12/17/29		800	809,076
	1.952%, 04/08/30	EUR	4,600	5,104,931
Toyota Credit Canada, Inc.
	4.440%, 06/27/29	CAD	900	677,854
	3.740%, 05/21/30	CAD	2,700	1,985,857
	3.650%, 08/19/30	CAD	1,900	1,389,608
	3.460%, 02/24/31	CAD	1,100	794,549
TOTAL CANADA				86,661,787
DENMARK — (0.9%)
Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	2,200	2,559,314
DSV Finance BV
	3.500%, 06/26/29	EUR	210	248,616
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	2,280	2,709,048
	3.375%, 01/10/30	EUR	3,070	3,580,952
	3.625%, 07/24/30	EUR	6,290	7,382,692

128

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
DENMARK — (Continued)
	Orsted AS
	3.750%, 03/01/30	EUR	3,000	$3,537,976
	TOTAL DENMARK			20,018,598
FINLAND — (1.3%)
	Fingrid OYJ
	2.750%, 12/04/29	EUR	380	439,472
	Neste OYJ
	3.750%, 03/20/30	EUR	1,700	2,016,245
Nordea Bank Abp
(r)	SOFR + 0.740%, FRN, 4.391%, 03/19/27		3,900	3,913,135
	2.750%, 05/02/30	EUR	8,700	10,030,606
(r)Ω	SOFR + 0.830%, FRN, 4.488%, 08/28/30		4,660	4,659,983
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	4,709	5,011,838
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	1,920	2,303,961
	Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	600	735,149
	TOTAL FINLAND			29,110,389
FRANCE — (5.3%)
Abertis France SAS
	3.375%, 04/21/29	EUR	2,100	2,461,670
	1.625%, 09/18/29	EUR	300	330,747
	4.250%, 03/18/30	EUR	300	359,745
	1.475%, 01/18/31	EUR	500	533,879
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	458,918
	Agence Francaise de Developpement EPIC
	0.500%, 05/25/30	EUR	900	947,187
	APRR SA
	3.125%, 01/24/30	EUR	500	582,992
Ayvens SA
	3.875%, 07/16/29	EUR	3,800	4,517,744
	3.250%, 02/19/30	EUR	2,200	2,558,122
Banque Federative du Credit Mutuel SA
(r)	SOFR + 1.400%, FRN, 5.049%, 07/13/26		3,800	3,809,002
#(r)Ω	SOFR + 1.400%, FRN, 5.049%, 07/13/26		870	872,061
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
(r)Ω	SOFR + 1.130%, FRN, 4.778%, 01/23/27		900	$904,292
	2.625%, 11/06/29	EUR	2,600	2,970,610
Ω	5.538%, 01/22/30		250	256,809
	4.375%, 05/02/30	EUR	1,000	1,209,061
	1.250%, 06/03/30	EUR	2,000	2,143,795
Ω	4.541%, 01/15/31		1,000	988,254
	3.125%, 03/11/31	EUR	2,200	2,537,045
BNP Paribas SA
Ω	3.500%, 11/16/27		782	771,102
	1.375%, 05/28/29	EUR	1,100	1,217,447
	3.625%, 09/01/29	EUR	1,000	1,182,112
BPCE SA
	3.875%, 01/11/29	EUR	1,300	1,546,706
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	3,700	3,995,245
	3.125%, 03/01/30	EUR	400	470,809
	2.875%, 05/25/30	EUR	5,000	5,830,875
Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	600	704,664
Covivio SA
	1.625%, 06/23/30	EUR	800	872,085
Credit Agricole SA
	5.301%, 07/12/28		250	254,416
	4.125%, 03/07/30	EUR	2,500	3,024,134
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	800	882,271
	0.750%, 01/18/30	EUR	200	213,725
Edenred SE
	3.250%, 08/27/30	EUR	1,700	1,969,724
Electricite de France SA
	4.625%, 04/26/30	EUR	700	859,479
Engie SA
	3.625%, 01/11/30	EUR	300	355,949
	3.875%, 01/06/31	EUR	200	239,094
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	800	931,334
	2.500%, 05/25/30	EUR	7,700	8,869,916
Gecina SA
	1.625%, 03/14/30	EUR	600	657,272
ICADE
	1.000%, 01/19/30	EUR	900	954,115
JCDecaux SE
	1.625%, 02/07/30	EUR	2,000	2,191,577
Kering SA
	3.125%, 11/27/29	EUR	400	464,780
	1.875%, 05/05/30	EUR	400	443,594
Klepierre SA
	2.000%, 05/12/29	EUR	300	339,187

129

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
La Banque Postale SA
	4.375%, 01/17/30	EUR	5,300	$6,407,708
LVMH Moet Hennessy Louis Vuitton SE
	3.375%, 02/05/30	EUR	100	118,389
Orange SA
	1.875%, 09/12/30	EUR	300	331,417
	4.250%, 01/13/31		1,000	980,762
Pernod Ricard SA
	1.750%, 04/08/30	EUR	900	992,461
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,700	2,860,126
	1.375%, 09/17/30	EUR	4,900	5,163,645
RCI Banque SA
	3.375%, 07/26/29	EUR	1,346	1,574,001
	4.875%, 10/02/29	EUR	2,390	2,913,021
	3.375%, 06/06/30	EUR	6,300	7,323,866
	3.875%, 09/30/30	EUR	2,300	2,714,201
Societe Generale SA
	1.750%, 03/22/29	EUR	500	561,083
	0.875%, 09/24/29	EUR	3,000	3,233,446
	1.250%, 06/12/30	EUR	2,800	3,004,748
Suez SACA
	2.375%, 05/24/30	EUR	4,800	5,402,112
Terega SA
	0.875%, 09/17/30	EUR	1,100	1,147,707
TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	300	340,214
Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	300	352,872
	1.375%, 04/15/30	EUR	3,000	3,247,180
TOTAL FRANCE				116,352,504
GERMANY — (4.4%)
Amprion GmbH
	3.125%, 08/27/30	EUR	900	1,041,961
	3.162%, 01/15/31	EUR	1,000	1,156,006
Bayer AG
	4.250%, 08/26/29	EUR	330	398,104
	1.125%, 01/06/30	EUR	5,800	6,258,003
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	800	895,659
BMW Canada, Inc.
	3.700%, 09/05/29	CAD	700	514,038
BMW International Investment BV
	3.125%, 08/27/30	EUR	9,700	11,282,655
BMW U.S. Capital LLC
Ω	4.900%, 04/02/29		400	404,416
Ω	5.050%, 03/21/30		500	506,773
Ω	4.150%, 04/09/30		2,400	2,350,135
Ω	4.500%, 08/11/30		1,000	990,648
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Ω	2.550%, 04/01/31		2,200	$1,985,969
	Continental AG
	3.500%, 10/01/29	EUR	1,227	1,443,747
	Daimler Truck Finance Canada, Inc.
	5.770%, 09/25/28	CAD	2,000	1,544,845
	Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.489%, 01/13/28		4,830	4,835,610
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	700	834,943
	Deutsche Bahn AG
	1.875%, 05/24/30	EUR	100	112,383
	Deutsche Boerse AG
	3.750%, 09/28/29	EUR	100	119,400
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	1,200	1,404,311
	4.000%, 05/21/30	EUR	1,000	1,190,530
	Deutsche Post AG
	3.000%, 03/24/30	EUR	2,500	2,918,624
	E.ON SE
	3.125%, 03/05/30	EUR	520	608,992
	EMD Finance LLC
Ω	4.375%, 10/15/30		500	494,967
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,300	1,520,515
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	333	363,775
	1.500%, 05/29/30	EUR	1,110	1,207,484
	3.250%, 11/24/30	EUR	2,000	2,319,321
	Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	1,300	1,606,417
	Grand City Properties SA
	4.375%, 01/09/30	EUR	900	1,078,822
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	2,403	2,812,457
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	7,553	8,737,891
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	3,310	3,993,178
	HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	2,965,334
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,497,117

130

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
Ω	4.850%, 01/11/29		400	$403,411
Ω	4.300%, 02/22/29		200	198,988
Ω	5.100%, 11/15/29		400	406,339
Ω	5.000%, 04/01/30		250	253,145
	8.500%, 01/18/31		2,500	2,897,660
#Ω	4.500%, 03/10/31		1,000	989,101
Sixt SE
	3.250%, 01/22/30	EUR	700	813,750
State of Lower Saxony
	0.125%, 01/10/30	EUR	381	403,807
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,110,020
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	211	243,283
Traton Finance Luxembourg SA
	3.750%, 01/14/31	EUR	1,100	1,289,337
Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	1,400	1,477,546
Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	500	587,407
	3.875%, 09/10/30	EUR	1,600	1,897,727
Volkswagen Group of America Finance LLC
Ω	5.250%, 03/22/29		500	505,853
Ω	4.600%, 06/08/29		500	495,975
	4.950%, 08/15/29		4,000	4,012,842
Ω	4.950%, 08/15/29		3,400	3,410,916
Ω	5.350%, 03/27/30		500	506,821
Vonovia SE
	2.125%, 03/22/30	EUR	500	558,858
	1.000%, 07/09/30	EUR	600	635,868
VW Credit Canada, Inc.
	3.810%, 11/19/30	CAD	1,100	802,834
TOTAL GERMANY				96,296,518
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.625%, 09/10/29		350	349,361
Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,620	1,912,265
TOTAL IRELAND				2,261,626
			Face Amount^	Value†
			(000)
ITALY — (1.0%)
AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,400	$3,963,049
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,080	1,204,037
Banco BPM SpA
	3.375%, 01/21/30	EUR	2,160	2,529,916
Cassa Depositi e Prestiti SpA
	3.625%, 01/13/30	EUR	400	474,419
Eni SpA
	0.625%, 01/23/30	EUR	1,600	1,710,243
ERG SpA
	4.125%, 07/03/30	EUR	3,100	3,727,258
Iccrea Banca SpA
	3.375%, 01/30/30	EUR	800	933,539
Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	4,760	5,953,832
Italgas SpA
	2.875%, 03/06/30	EUR	400	460,207
	0.875%, 04/24/30	EUR	300	318,710
Snam SpA
	4.000%, 11/27/29	EUR	900	1,079,916
TOTAL ITALY				22,355,126
JAPAN — (3.5%)
Mitsubishi HC Finance America LLC
Ω	4.558%, 01/14/31		1,009	999,194
Mitsubishi UFJ Financial Group, Inc.
#	3.741%, 03/07/29		1,600	1,573,658
	3.195%, 07/18/29		800	767,864
	2.559%, 02/25/30		500	463,552
	2.048%, 07/17/30		1,000	902,203
Mizuho Bank Ltd.
#Ω	4.695%, 04/16/31		6,100	6,134,873
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,900	2,029,569
	0.797%, 04/15/30	EUR	5,000	5,306,543
	4.608%, 08/28/30	EUR	300	367,649
Nippon Life Insurance Co.
Ω	4.748%, 04/02/31		12,300	12,307,262
Nomura Holdings, Inc.
	1.653%, 07/14/26		5,528	5,500,225
	2.329%, 01/22/27		2,000	1,972,046
	5.605%, 07/06/29		400	410,675
	3.103%, 01/16/30		800	754,268
	3.459%, 05/28/30	EUR	3,500	4,078,456
	4.904%, 07/01/30		680	680,002
NTT Finance Corp.
Ω	4.876%, 07/16/30		2,825	2,844,756

131

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
(r)Ω	SOFR + 1.310%, FRN, 4.967%, 07/16/30		11,182	$11,368,070
Ω	2.065%, 04/03/31		200	176,520
ORIX Corp.
	4.650%, 09/10/29		800	805,294
	4.450%, 09/09/30		500	495,793
Sumitomo Mitsui Financial Group, Inc.
	1.902%, 09/17/28		800	753,802
(r)	SOFR + 1.170%, FRN, 4.827%, 07/09/29		6,200	6,261,405
#	5.316%, 07/09/29		800	817,422
	0.632%, 10/23/29	EUR	5,400	5,783,424
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	4.639%, 09/10/27		3,000	3,019,617
TOTAL JAPAN				76,574,142
LUXEMBOURG — (0.3%)
ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,860	3,343,360
Eurofins Scientific SE
	4.000%, 07/06/29	EUR	2,470	2,940,898
	4.750%, 09/06/30	EUR	400	487,848
Prologis International Funding II SA
	3.625%, 03/07/30	EUR	130	152,931
SELP Finance SARL
	0.875%, 05/27/29	EUR	560	608,117
TOTAL LUXEMBOURG				7,533,154
NETHERLANDS — (2.3%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.441%, 07/07/28		500	501,060
	0.500%, 09/23/29	EUR	3,300	3,526,995
	4.250%, 02/21/30	EUR	7,600	9,180,639
#Ω	4.197%, 02/26/31		2,380	2,339,237
#	4.197%, 02/26/31		750	737,155
ASN Bank NV
	4.875%, 03/07/30	EUR	1,500	1,837,595
BNG Bank NV, SOFR + 1.000%, FRN
(r)	4.669%, 08/05/26		8,200	8,217,270
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
(r)	SOFR + 0.410%, FRN, 4.060%, 01/14/28		5,000	$5,005,680
(r)	SOFR + 0.700%, FRN, 4.350%, 01/14/31		2,000	2,001,340
CTP NV
	3.625%, 03/10/31	EUR	1,000	1,156,843
ING Groep NV
	4.550%, 10/02/28		800	801,747
JDE Peet's NV
	4.125%, 01/23/30	EUR	990	1,178,378
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	700	814,961
NIBC Bank NV
	3.500%, 06/05/30	EUR	5,500	6,422,966
Sandoz Finance BV
	3.250%, 09/12/29	EUR	800	937,416
	4.220%, 04/17/30	EUR	2,200	2,650,841
Stedin Holding NV
	0.500%, 11/14/29	EUR	1,440	1,539,339
	2.375%, 06/03/30	EUR	1,200	1,358,524
TOTAL NETHERLANDS				50,207,986
NEW ZEALAND — (3.0%)
ASB Bank Ltd., SOFR + 0.900%, FRN
(r)	4.557%, 10/29/30		5,000	5,028,562
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	5,000	2,880,793
	4.500%, 05/15/30	NZD	87,100	52,271,948
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	5,300	2,909,862
	4.500%, 05/15/30	NZD	3,100	1,844,432
TOTAL NEW ZEALAND				64,935,597
NORWAY — (1.5%)
Aker BP ASA
Ω	3.750%, 01/15/30		2,600	2,505,575
Ω	4.000%, 01/15/31		3,000	2,881,161
Equinor ASA
	3.625%, 09/10/28		400	395,928
Ω	6.500%, 12/01/28		3,300	3,485,079
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 4.653%, 06/17/26		4,000	4,004,431

132

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
(r)Ω	SOFR + 0.400%, FRN, 4.059%, 03/03/28		13,200	$13,227,937
Statnett SF
	1.250%, 04/26/30	EUR	2,500	2,706,369
Var Energi ASA
	5.500%, 05/04/29	EUR	210	258,386
Ω	5.875%, 05/22/30		2,960	3,057,217
	3.875%, 03/12/31	EUR	440	515,550
TOTAL NORWAY				33,037,633
SINGAPORE — (1.3%)
DBS Group Holdings Ltd.
(r)Ω	SOFR + 0.600%, FRN, 4.256%, 03/21/28		20,000	20,062,710
(r)	SOFR + 0.650%, FRN, 4.306%, 03/21/30		5,000	5,028,174
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.046%, 08/20/27		3,210	3,206,148
TOTAL SINGAPORE				28,297,032
SPAIN — (1.7%)
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	4,600	5,299,191
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	7,700	9,046,214
Amadeus IT Group SA
	3.375%, 03/25/30	EUR	400	466,230
Banco Bilbao Vizcaya Argentaria SA
	3.625%, 06/07/30	EUR	1,000	1,189,538
	3.125%, 07/15/30	EUR	200	232,448
Banco Santander SA
	5.565%, 01/17/30		1,000	1,026,366
Cellnex Finance Co. SA
	3.000%, 01/19/31	EUR	800	912,213
Cellnex Telecom SA
	1.875%, 06/26/29	EUR	1,100	1,233,403
Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	900	1,044,181
Criteria Caixa SA
	3.500%, 10/02/29	EUR	1,400	1,647,967
Naturgy Finance Iberia SA
	3.250%, 10/02/30	EUR	2,700	3,135,923
Repsol E&P Capital Markets U.S. LLC
Ω	5.204%, 09/16/30		4,600	4,657,881
			Face Amount^	Value†
			(000)
SPAIN — (Continued)
Telefonica Emisiones SA
	4.103%, 03/08/27		3,339	$3,330,747
Werfen SA
	4.250%, 05/03/30	EUR	2,900	3,474,360
TOTAL SPAIN				36,696,662
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.8%)
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 4.653%, 06/16/26		269	269,282
(r)	SOFR + 0.300%, FRN, 3.952%, 06/20/28		20,230	20,248,601
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	12,500	8,997,757
(r)	SOFR + 0.620%, FRN, 4.285%, 08/16/27		2,000	2,009,029
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	200	211,323
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.350%, 05/21/29	AUD	2,500	1,701,584
	0.100%, 05/20/30	EUR	176	183,570
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 3.994%, 02/20/28		10,460	10,468,021
(r)	SOFR + 0.300%, FRN, 3.964%, 02/16/29		17,200	17,186,106
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	60,163
European Investment Bank
(r)	SOFR + 0.320%, FRN, 3.985%, 08/14/29		2,600	2,603,608
	4.000%, 04/15/30	EUR	700	856,784
European Union
	1.625%, 12/04/29	EUR	1,300	1,462,472

133

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank
(r)	SOFR + 0.280%, FRN, 3.929%, 04/12/27		16,900	$16,909,929
(r)	SOFR + 0.350%, FRN, 4.001%, 10/04/27		4,000	4,008,240
(r)	SOFR + 0.350%, FRN, 4.001%, 10/05/28		3,000	3,008,249
(r)	SOFR + 0.300%, FRN, 3.965%, 02/15/29		20,000	20,012,000
(r)	SOFR + 0.370%, FRN, 4.018%, 08/01/29		2,600	2,609,739
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.019%, 01/12/27		1,400	1,401,726
(r)	SOFR + 0.430%, FRN, 4.095%, 08/19/27		9,525	9,559,195
International Finance Corp., SOFR + 0.360%, FRN
(r)	4.020%, 08/28/29		2,430	2,436,505
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)	3.941%, 10/04/27		300	300,379
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				126,504,262
SWEDEN — (2.6%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	2,230	2,630,134
	3.000%, 10/29/30	EUR	4,630	5,295,667
Castellum AB
	4.125%, 12/10/30	EUR	2,600	3,069,954
Electrolux AB
	2.500%, 05/18/30	EUR	2,200	2,458,218
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	300	351,250
Molnlycke Holding AB
	0.875%, 09/05/29	EUR	870	940,660
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
	Sagax AB
	3.375%, 01/26/31	EUR	191	$218,372
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	2,695	3,206,036
	Skandinaviska Enskilda Banken AB
	3.375%, 03/19/30	EUR	5,000	5,868,568
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	10,300	10,882,827
Swedbank AB
	2.875%, 04/30/29	EUR	1,200	1,392,407
	3.250%, 09/24/29	EUR	6,107	7,145,561
Ω	4.898%, 03/30/31		4,200	4,226,363
	Tele2 AB
	3.750%, 11/22/29	EUR	310	367,980
Volvo Treasury AB
	3.125%, 08/26/29	EUR	4,318	5,042,309
	3.000%, 05/20/30	EUR	2,800	3,245,555
	TOTAL SWEDEN			56,341,861
SWITZERLAND — (0.3%)
	ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,140	1,191,593
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,410	1,556,956
	Sika Capital BV
	3.750%, 05/03/30	EUR	2,057	2,447,360
	Tyco Electronics Group SA
	4.500%, 02/09/31		500	497,862
	TOTAL SWITZERLAND			5,693,771
UNITED KINGDOM — (2.9%)
	BAE Systems PLC
Ω	5.250%, 03/26/31		500	511,966
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	3,900	4,377,507
	Cadent Finance PLC
	0.625%, 03/19/30	EUR	2,600	2,734,278
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	900	965,296
	Diageo Capital PLC
	2.000%, 04/29/30		500	453,588
	GlaxoSmithKline Capital PLC
	1.375%, 09/12/29	EUR	120	133,053
	HSBC Holdings PLC
	4.950%, 03/31/30		4,000	4,051,909

134

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
IHG Finance LLC
	3.375%, 09/10/30	EUR	2,600	$3,009,351
Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		2,755	2,831,949
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	500	586,758
Lloyds Banking Group PLC
	3.750%, 01/11/27		1,070	1,067,090
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	6,340	7,580,024
National Grid PLC
	0.553%, 09/18/29	EUR	1,800	1,926,609
Nationwide Building Society
#	1.500%, 10/13/26		1,000	988,503
Ω	5.127%, 07/29/29		400	406,840
	3.250%, 09/05/29	EUR	700	820,971
	3.000%, 03/03/30	EUR	9,089	10,528,608
NatWest Markets PLC
(r)	SOFR + 1.140%, FRN, 4.804%, 05/17/29		3,000	3,022,440
(r)Ω	SOFR + 1.140%, FRN, 4.804%, 05/17/29		1,000	1,007,480
	3.125%, 01/10/30	EUR	3,300	3,844,052
Ω	4.412%, 11/06/30		250	247,141
Ω	4.893%, 03/27/31		8,350	8,392,741
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	2,000	2,372,402
Santander U.K. PLC
	3.346%, 03/25/30	EUR	700	820,038
WPP Finance 2013
	3.625%, 09/12/29	EUR	400	470,287
TOTAL UNITED KINGDOM				63,150,881
UNITED STATES — (40.3%)
3M Co.
	2.375%, 08/26/29		1,400	1,314,200
	1.750%, 05/15/30	EUR	150	165,030
7-Eleven, Inc.
Ω	1.800%, 02/10/31		975	849,486
Accenture Capital, Inc.
	4.050%, 10/04/29		15,525	15,403,038
AES Corp.
Ω	3.950%, 07/15/30		4,500	4,313,875
Aircastle Ltd.
	4.250%, 06/15/26		1,930	1,929,589
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ω	5.950%, 02/15/29		400	$410,955
	Albemarle New Holding GmbH
	1.625%, 11/25/28	EUR	700	791,633
	Allstate Corp.
	5.050%, 06/24/29		600	611,282
	Ally Financial, Inc.
	2.200%, 11/02/28		640	604,129
Alphabet, Inc.
(r)	SOFR + 0.520%, FRN, 4.184%, 11/15/28		11,525	11,558,653
	1.100%, 08/15/30		2,000	1,758,377
	Amazon.com, Inc.
	4.250%, 03/13/31		22,000	21,784,682
	American Electric Power Co., Inc.
	2.300%, 03/01/30		200	183,857
	American Express Co., SOFR + 0.650%, FRN
(r)	4.317%, 11/04/26		9,290	9,303,238
American Honda Finance Corp.
(r)	SOFR + 0.770%, FRN, 4.423%, 03/12/27		1,000	1,001,200
(r)	SOFR + 0.720%, FRN, 4.368%, 10/22/27		2,190	2,189,186
(r)	SOFR + 0.780%, FRN, 4.429%, 01/08/29		11,500	11,465,034
	4.900%, 03/13/29		170	171,226
	4.400%, 09/05/29		400	396,528
	4.500%, 09/04/30		500	493,698
	5.850%, 10/04/30		500	519,614
	American National Group, Inc.
	5.750%, 10/01/29		8,150	8,258,762
American Tower Corp.
	5.200%, 02/15/29		7,000	7,123,556
	0.875%, 05/21/29	EUR	250	273,068
	3.800%, 08/15/29		360	351,971
	2.900%, 01/15/30		400	376,533
	3.900%, 05/16/30	EUR	1,300	1,546,816
	American Water Capital Corp.
	3.450%, 06/01/29		326	317,245
	Aon Corp.
	2.800%, 05/15/30		200	186,421
	Apple, Inc.
#	4.200%, 05/12/30		10,000	10,048,273
	Arrow Electronics, Inc.
	5.150%, 08/21/29		5,900	5,961,433

135

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
AT&T, Inc.
	2.600%, 12/17/29	EUR	1,200	$1,374,063
	3.150%, 06/01/30	EUR	2,797	3,250,152
Athene Holding Ltd.
#	6.150%, 04/03/30		3,000	3,099,768
	3.500%, 01/15/31		1,800	1,674,859
	Autodesk, Inc.
	2.850%, 01/15/30		400	375,135
Aviation Capital Group LLC
Ω	5.375%, 07/15/29		930	944,694
Ω	4.800%, 10/24/30		3,300	3,276,974
	Bank of New York Mellon Corp.
	3.850%, 04/26/29		355	351,392
	Best Buy Co., Inc.
	1.950%, 10/01/30		3,000	2,683,339
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,000	1,133,544
	BlackRock Funding, Inc.
	4.700%, 03/14/29		400	405,892
	Boardwalk Pipelines LP
	3.400%, 02/15/31		844	788,581
Boeing Co.
	3.200%, 03/01/29		400	386,081
	2.950%, 02/01/30		200	189,011
	BorgWarner, Inc.
	4.950%, 08/15/29		400	405,050
Boston Properties LP
	4.500%, 12/01/28		400	399,088
	3.400%, 06/21/29		10,600	10,188,795
	BP Capital Markets America, Inc.
	1.749%, 08/10/30		500	448,357
	Brixmor Operating Partnership LP
	3.900%, 03/15/27		800	797,638
Broadcom, Inc.
	4.600%, 07/15/30		1,000	1,004,439
	2.450%, 02/15/31		7,100	6,467,421
	Broadridge Financial Solutions, Inc.
	2.900%, 12/01/29		250	234,580
	Brown & Brown, Inc.
	2.375%, 03/15/31		200	176,815
	Brunswick Corp.
	5.850%, 03/18/29		5,100	5,235,244
	Bunge Ltd. Finance Corp.
	4.550%, 08/04/30		16,189	16,148,036
	Camden Property Trust
	3.150%, 07/01/29		800	768,206
	Capital One Financial Corp.
	3.750%, 03/09/27		5,000	4,980,440
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Capital One NA
	2.700%, 02/06/30		6,700	$6,282,723
	Cardinal Health, Inc.
	4.500%, 09/15/30		1,120	1,114,211
	Cargill, Inc.
	3.875%, 04/24/30	EUR	400	477,986
	Carrier Global Corp.
	2.722%, 02/15/30		800	748,615
	Caterpillar Financial Services Corp., SOFR + 0.490%, FRN
(r)	4.150%, 02/23/29		8,500	8,490,831
	CDW LLC/CDW Finance Corp.
	5.100%, 03/01/30		1,300	1,303,801
Charles Schwab Corp.
#(r)	SOFR + 0.520%, FRN, 4.185%, 05/13/26		12,867	12,868,209
(r)	SOFR + 1.050%, FRN, 4.708%, 03/03/27		4,094	4,113,283
	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	4.750%, 05/15/30		11,200	11,251,833
Chevron USA, Inc.
(r)	SOFR + 0.570%, FRN, 4.235%, 08/13/28		3,200	3,208,992
	4.687%, 04/15/30		15,000	15,189,488
	4.300%, 10/15/30		7,000	7,005,798
	Choice Hotels International, Inc.
	3.700%, 12/01/29		1,050	1,005,001
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	1,500	1,621,307
Cigna Group
	5.000%, 05/15/29		6,900	7,016,752
	4.500%, 09/15/30		7,000	6,991,666
	2.375%, 03/15/31		4,233	3,819,006
	Cisco Systems, Inc.
	4.750%, 02/24/30		3,000	3,047,553
	Citigroup, Inc.
	1.250%, 04/10/29	EUR	800	887,523
	Citizens Financial Group, Inc.
	2.500%, 02/06/30		400	368,030
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	400	444,292

136

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,740	$3,757,040
	Colgate-Palmolive Co.
	4.200%, 05/01/30		3,460	3,465,020
Comcast Corp.
#	4.550%, 01/15/29		4,100	4,125,081
	2.650%, 02/01/30		5,000	4,678,312
	3.400%, 04/01/30		1,000	959,998
	1.950%, 01/15/31		10,528	9,341,030
Conagra Brands, Inc.
#	5.000%, 08/01/30		6,180	6,184,613
	8.250%, 09/15/30		2,878	3,251,266
	ConocoPhillips Co.
	4.700%, 01/15/30		600	605,723
	Constellation Energy Generation LLC
Ω	3.750%, 03/01/31		3,900	3,724,973
Crown Castle, Inc.
	2.900%, 03/15/27		8,000	7,890,530
	4.900%, 09/01/29		800	803,750
CVS Health Corp.
	2.875%, 06/01/26		2,239	2,236,119
	5.400%, 06/01/29		2,800	2,865,939
	5.125%, 02/21/30		800	813,174
	1.750%, 08/21/30		5,000	4,427,423
	Danaher Corp.
	2.500%, 03/30/30	EUR	3,500	3,993,499
	Darden Restaurants, Inc.
	4.550%, 10/15/29		2,000	1,997,764
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	420	440,238
	Dollar General Corp.
	3.500%, 04/03/30		1,300	1,242,642
Dow Chemical Co.
	2.100%, 11/15/30		1,100	973,026
	4.800%, 01/15/31		2,600	2,574,546
	DR Horton, Inc.
	4.850%, 10/15/30		5,500	5,546,998
	DXC Technology Co.
	1.800%, 09/15/26		8,611	8,523,225
	Eastman Chemical Co.
	4.500%, 02/20/31		5,100	5,008,950
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	485	515,342
	Eaton Corp.
	4.200%, 03/06/31		500	493,049
Edison International
	5.450%, 06/15/29		500	503,371
	6.950%, 11/15/29		2,700	2,835,116
#	4.800%, 03/15/31		250	244,033
Elevance Health, Inc.
	5.150%, 06/15/29		400	407,210
	2.550%, 03/15/31		1,000	907,264
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Eli Lilly & Co.
(r)	SOFR + 0.530%, FRN, 4.181%, 10/15/28		7,120	$7,138,626
	4.750%, 02/12/30		3,000	3,050,435
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	1,500	1,692,949
Energy Transfer LP
	4.150%, 09/15/29		200	197,182
	6.400%, 12/01/30		3,100	3,308,761
	Enterprise Products Operating LLC
	3.125%, 07/31/29		800	771,437
EPR Properties
	3.750%, 08/15/29		2,400	2,309,843
	4.750%, 11/15/30		500	491,366
	Equifax, Inc.
	4.800%, 09/15/29		500	502,261
	Estee Lauder Cos., Inc.
	2.375%, 12/01/29		3,400	3,164,821
	Eversource Energy
	4.250%, 04/01/29		400	396,834
	Ferguson Enterprises, Inc.
	4.350%, 03/15/31		1,500	1,477,412
	Fidelity National Financial, Inc.
	2.450%, 03/15/31		50	44,341
Fidelity National Information Services, Inc.
(r)	SOFR + 1.210%, FRN, 4.864%, 03/10/29		5,000	4,994,600
	2.000%, 05/21/30	EUR	2,180	2,406,188
	4.800%, 03/10/31		2,000	1,989,312
Fiserv, Inc.
	2.250%, 06/01/27		3,000	2,928,266
	3.500%, 07/01/29		800	769,150
	4.550%, 02/15/31		2,243	2,198,617
	5.350%, 03/15/31		170	172,102
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,250	1,167,412
	Flex Ltd.
	4.875%, 06/15/29		375	376,301
	Fortive Corp.
	3.700%, 08/15/29	EUR	1,200	1,420,744
	GATX Corp.
	3.850%, 03/30/27		850	846,705
General Electric Co.
(r)	TSFR3M + 0.642%, FRN, 4.305%, 05/05/26		1,400	1,399,496
	1.500%, 05/17/29	EUR	120	133,968

137

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
General Mills, Inc.
	4.875%, 01/30/30		200	$201,553
General Motors Financial Co., Inc.
(r)	SOFR + 1.040%, FRN, 4.699%, 02/26/27		3,000	3,003,878
(r)	SOFR + 1.350%, FRN, 5.015%, 05/08/27		1,600	1,607,028
(r)	SOFR + 1.050%, FRN, 4.701%, 07/15/27		528	528,197
	6.000%, 01/09/28		1,800	1,838,707
	5.800%, 01/07/29		320	329,263
	4.300%, 04/06/29		310	306,986
	4.900%, 10/06/29		310	312,011
	5.350%, 01/07/30		310	316,144
	4.000%, 07/10/30	EUR	5,420	6,445,714
	5.750%, 02/08/31		440	455,044
Global Payments, Inc.
	2.150%, 01/15/27		5,000	4,921,157
	3.200%, 08/15/29		2,120	2,001,992
	5.300%, 08/15/29		700	704,336
Globe Life, Inc.
	2.150%, 08/15/30		500	448,328
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		2,685	2,706,424
	4.000%, 01/15/31		500	473,918
Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	830	924,650
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27		1,600	1,580,391
	4.000%, 03/12/30	EUR	4,830	5,646,123
HCA, Inc.
(r)	SOFR + 0.870%, FRN, 4.528%, 03/01/28		5,500	5,517,007
	5.250%, 03/01/30		1,400	1,425,732
Healthcare Realty Holdings LP
	3.100%, 02/15/30		200	188,312
	2.400%, 03/15/30		1,100	1,005,126
Highwoods Realty LP
	4.200%, 04/15/29		5,522	5,393,062
	3.050%, 02/15/30		400	370,451
Horace Mann Educators Corp.
	4.700%, 10/01/30		250	246,333
Host Hotels & Resorts LP
	3.375%, 12/15/29		1,250	1,190,438
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 4.616%, 03/04/27		1,844	$1,851,855
(r)	SOFR + 0.970%, FRN, 4.628%, 06/03/28		4,600	4,625,020
	Humana, Inc.
	1.350%, 02/03/27		1,000	979,312
	Huntington Bancshares, Inc.
	2.550%, 02/04/30		200	185,324
	Hyatt Hotels Corp.
	5.250%, 06/30/29		6,400	6,500,294
	IBM International Capital Pte. Ltd.
#	4.750%, 02/05/31		1,500	1,501,205
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	4,800	5,385,399
	Illumina, Inc.
	4.750%, 12/12/30		661	657,892
	Ingredion, Inc.
	3.200%, 10/01/26		2,500	2,489,064
	Intel Corp.
	4.000%, 08/05/29		730	717,876
International Business Machines Corp.
	2.900%, 02/10/30	EUR	2,840	3,284,954
	4.300%, 02/03/31		3,000	2,958,555
	ITC Holdings Corp.
	3.250%, 06/30/26		3,400	3,393,511
Jabil, Inc.
	4.250%, 05/15/27		5,000	5,000,122
	3.600%, 01/15/30		200	191,873
Jefferies Financial Group, Inc.
	6.450%, 06/08/27		5,000	5,091,569
	4.000%, 04/16/29	EUR	1,900	2,249,400
	Jersey Central Power & Light Co.
Ω	4.400%, 01/15/31		500	493,586
	John Deere Bank SA
	3.300%, 10/15/29	EUR	500	589,391
	John Deere Capital Corp., SOFR + 0.680%, FRN
(r)	4.329%, 07/15/27		2,075	2,086,026
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.654%, 12/08/26		22,240	22,326,736
	Juniper Networks, Inc.
	2.000%, 12/10/30		2,824	2,478,255

138

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.880%, FRN, 4.533%, 03/15/27		514	$514,577
	3.200%, 05/01/30		2,000	1,881,877
	KeyCorp
	2.550%, 10/01/29		6,100	5,714,627
	Kinder Morgan, Inc.
	5.100%, 08/01/29		1,400	1,426,100
	Las Vegas Sands Corp.
	3.900%, 08/08/29		500	482,270
	Lear Corp.
	4.250%, 05/15/29		400	394,242
	Leggett & Platt, Inc.
	3.500%, 11/15/27		923	902,566
	Liberty Mutual Group, Inc.
Ω	4.625%, 12/02/30	EUR	300	368,673
LPL Holdings, Inc.
	6.750%, 11/17/28		200	209,290
	5.200%, 03/15/30		1,200	1,211,008
	ManpowerGroup, Inc.
	3.750%, 12/13/30	EUR	300	345,623
	Marathon Petroleum Corp.
	5.150%, 03/01/30		2,130	2,173,525
	Markel Group, Inc.
	3.350%, 09/17/29		1,925	1,844,942
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.093%, 03/15/28		1,550	1,551,131
	2.950%, 06/01/29		5,000	4,824,151
	Mattel, Inc.
#	5.000%, 11/17/30		500	501,291
McDonald's Corp.
	4.000%, 03/07/30	EUR	800	961,168
	3.875%, 02/20/31	EUR	470	561,426
	McKesson Corp.
	4.650%, 05/30/30		250	251,653
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	350	416,289
Meta Platforms, Inc.
	4.300%, 08/15/29		200	200,267
	4.800%, 05/15/30		4,300	4,362,628
	Mid-America Apartments LP
	1.700%, 02/15/31		3,500	3,068,663
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.811%, 10/30/26		300	301,081
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	1,400	1,497,400
	National Fuel Gas Co.
	2.950%, 03/01/31		220	200,558
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	5,200	$6,079,163
	3.150%, 06/03/30	EUR	1,000	1,159,214
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 4.467%, 02/05/27		300	300,684
(r)	SOFR + 0.820%, FRN, 4.473%, 09/16/27		1,100	1,105,049
	5.150%, 06/15/29		71	72,668
	4.300%, 12/10/30		250	247,635
Netflix, Inc.
	3.625%, 06/15/30	EUR	2,500	2,970,911
NextEra Energy Capital Holdings, Inc.
	4.900%, 03/15/29		400	405,247
	3.500%, 04/01/29		800	779,586
	2.750%, 11/01/29		450	426,273
	2.250%, 06/01/30		1,304	1,189,776
	3.830%, 06/12/30	CAD	1,000	735,407
NOV, Inc.
#	3.600%, 12/01/29		200	193,516
Novartis Capital Corp.
(r)	SOFR + 0.520%, FRN, 4.187%, 11/05/28		7,981	8,011,336
	3.800%, 09/18/29		498	491,083
	2.200%, 08/14/30		7,000	6,409,246
	4.400%, 03/18/31		17,000	16,974,966
Omega Healthcare Investors, Inc.
	3.625%, 10/01/29		290	279,432
	5.200%, 07/01/30		4,100	4,131,220
Omnicom Group, Inc.
	2.450%, 04/30/30		670	615,898
	2.400%, 03/01/31		1,900	1,698,445
Oracle Corp.
	2.950%, 04/01/30		5,000	4,581,505
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	5,360	6,183,247
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		900	897,132
Ω	5.250%, 02/01/30		376	381,240
Ω	4.550%, 01/15/31		500	494,804
PepsiCo, Inc.
#	2.625%, 07/29/29		910	867,760
Pfizer, Inc.
	1.700%, 05/28/30		250	225,198

139

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Philip Morris International, Inc.
	4.875%, 02/13/29		600	$607,855
	4.625%, 11/01/29		200	201,587
	5.625%, 11/17/29		1,600	1,659,256
	5.125%, 02/15/30		5,000	5,106,473
	4.375%, 04/30/30		250	248,821
	2.100%, 05/01/30		250	228,220
	5.500%, 09/07/30		6,000	6,231,409
#	1.750%, 11/01/30		6,000	5,330,150
Phillips 66 Co.
	3.150%, 12/15/29		800	763,113
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		8,400	8,132,927
	3.800%, 09/15/30		360	346,826
Principal Financial Group, Inc.
	3.700%, 05/15/29		600	586,060
Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	4.351%, 04/16/27		10,100	10,117,523
PVH Corp.
	5.500%, 06/13/30		3,500	3,549,437
Radian Group, Inc.
	6.200%, 05/15/29		1,411	1,459,395
Ralph Lauren Corp.
	2.950%, 06/15/30		250	235,650
Realty Income Corp.
	1.875%, 01/14/27	GBP	1,700	2,263,944
	3.200%, 01/15/27		10,000	9,929,876
	4.750%, 02/15/29		800	807,638
	3.100%, 12/15/29		3,388	3,226,838
	4.875%, 07/06/30	EUR	2,600	3,199,666
Revvity, Inc.
	3.300%, 09/15/29		400	383,475
Roche Holdings, Inc.
Ω	5.338%, 11/13/28		1,600	1,643,848
	1.930%, 12/13/28		3,000	2,837,533
Ω	4.203%, 09/09/29		5,000	4,984,567
Roper Technologies, Inc.
	1.750%, 02/15/31		4,200	3,641,452
Royalty Pharma PLC
	2.200%, 09/02/30		2,000	1,806,328
RTX Corp.
	2.150%, 05/18/30	EUR	5,660	6,320,677
Ryder System, Inc.
	4.300%, 06/15/27		2,140	2,140,313
Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		2,400	2,393,461
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	SCHLUMBERGER INVESTMENT
	4.550%, 05/07/31		2,225	$2,221,142
Sempra
	5.400%, 08/01/26		1,512	1,515,029
	3.700%, 04/01/29		239	233,529
	ServiceNow, Inc.
	1.400%, 09/01/30		10,800	9,411,031
Shell Finance U.S., Inc.
Ω	3.875%, 11/13/28		6,000	5,958,693
	2.375%, 11/07/29		7,400	6,942,187
	Sherwin-Williams Co.
	4.500%, 08/15/30		760	758,485
	Simon Property Group LP
	2.450%, 09/13/29		6,200	5,814,393
	Sonoco Products Co.
	4.450%, 09/01/26		1,110	1,110,594
	Southern Co.
	3.700%, 04/30/30		1,200	1,162,727
State Street Corp.
(r)	SOFR + 0.845%, FRN, 4.511%, 08/03/26		5,500	5,506,717
(r)	SOFR + 0.640%, FRN, 4.288%, 10/22/27		1,810	1,812,886
Store Capital LLC
	4.625%, 03/15/29		400	396,066
	5.400%, 04/30/30		5,000	5,053,023
	Synchrony Financial
	5.150%, 03/19/29		4,000	4,009,843
	Tapestry, Inc.
	5.100%, 03/11/30		1,000	1,012,209
	Texas Instruments, Inc.
	4.500%, 05/23/30		7,000	7,038,150
	Timken Co.
	4.500%, 12/15/28		400	399,480
	T-Mobile USA, Inc.
	2.400%, 03/15/29		2,700	2,551,577
Toyota Motor Credit Corp.
(r)	SOFR + 0.890%, FRN, 4.554%, 05/18/26		5,030	5,031,852
(r)	SOFR + 0.650%, FRN, 4.301%, 03/19/27		2,000	2,005,500
	4.950%, 01/09/30		400	407,083
	4.800%, 05/15/30		410	415,311
	3.850%, 07/24/30	EUR	3,100	3,701,556
	Truist Financial Corp.
	1.950%, 06/05/30		13,559	12,273,800
	UDR, Inc.
	3.200%, 01/15/30		400	381,940

140

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
UnitedHealth Group, Inc.
2.875%, 08/15/29		3,300	$3,158,353
4.800%, 01/15/30		400	404,977
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,286	6,280,728
Valero Energy Corp.
5.150%, 02/15/30		600	612,202
Ventas Realty LP
4.400%, 01/15/29		2,900	2,884,121
3.000%, 01/15/30		400	377,785
Verizon Communications, Inc.
3.875%, 02/08/29		400	395,455
1.875%, 10/26/29	EUR	410	458,788
4.016%, 12/03/29		800	788,940
3.150%, 03/22/30		1,000	952,953
1.250%, 04/08/30	EUR	5,700	6,171,780
1.500%, 09/18/30		3,000	2,642,431
# 1.680%, 10/30/30		9,000	7,953,769
2.550%, 03/21/31		1,400	1,273,259
VMware LLC
1.400%, 08/15/26		1,760	1,746,474
Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.078%, 04/28/27		2,000	2,003,610
Waste Management, Inc.
3.875%, 01/15/29		445	440,782
Wells Fargo & Co.
4.150%, 01/24/29		171	170,178
0.625%, 03/25/30	EUR	100	105,665
0.625%, 08/14/30	EUR	112	117,095
Wells Fargo Bank NA
(r) SOFR + 1.060%, FRN, 4.726%, 08/07/26		500	500,725
(r) SOFR + 1.070%, FRN, 4.723%, 12/11/26		2,600	2,610,088
Welltower OP LLC
3.100%, 01/15/30		250	238,177
Western Union Co.
# 2.750%, 03/15/31		1,500	1,354,926
Westlake Corp.
1.625%, 07/17/29	EUR	4,087	4,499,885
Willis North America, Inc.
4.550%, 03/15/31		800	790,076
Wisconsin Power & Light Co.
3.000%, 07/01/29		1,200	1,150,403
WPC Eurobond BV
0.950%, 06/01/30	EUR	1,950	2,057,636
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
	5.050%, 02/19/30	200	$202,896
TOTAL UNITED STATES			885,845,944
TOTAL BONDS			1,941,591,033
U.S. TREASURY OBLIGATIONS — (7.5%)
U.S. Treasury Inflation-Indexed Notes
	0.375%, 01/15/27	16,231	16,291,082
	0.125%, 04/15/27	15,622	15,572,486
	0.375%, 07/15/27	10,018	10,030,273
	1.625%, 10/15/27	6,618	6,728,247
U.S. Treasury Notes
(r)	3M USTMMR + 0.160%, FRN, 3.783%, 04/30/27	48,000	48,052,121
(r)	3M USTMMR + 0.190%, FRN, 3.813%, 10/31/27	9,500	9,514,617
(r)	3M USTMMR + 0.099%, FRN, 3.722%, 01/31/28	16,416	16,417,583
	4.375%, 11/30/30	10,000	10,149,219
	3.500%, 02/28/31	20,000	19,553,125
	3.875%, 04/30/31	13,000	12,912,656
TOTAL U.S. TREASURY OBLIGATIONS			165,221,409
COMMERCIAL PAPER — (2.5%)
CANADA — (1.1%)
Province of Alberta
Ω	3.775%, 05/04/26	6,000	5,997,583
PSP Capital, Inc.
Ω	3.743%, 05/26/26	10,500	10,471,802
Rogers Communications, Inc.
Ω	4.301%, 06/18/26	8,000	7,954,738
TOTAL CANADA			24,424,123
GERMANY — (0.8%)
Kreditanstalt fuer Wiederaufbau
Ω	3.766%, 07/22/26	13,000	12,889,703
Ω	3.769%, 07/27/26	4,000	3,964,018
TOTAL GERMANY			16,853,721

141

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NORWAY — (0.2%)
DNB Bank ASA
Ω	3.798%, 07/14/26	4,000	$3,969,199
UNITED STATES — (0.4%)
Keurig Dr. Pepper, Inc.
Ω	4.400%, 05/07/26	3,000	2,997,591
Ω	4.402%, 05/07/26	5,000	4,995,984
TOTAL UNITED STATES			7,993,575
TOTAL COMMERCIAL PAPER (Cost $53,247,359)			53,240,618
TOTAL INVESTMENT SECURITIES (Cost $2,151,851,460)			2,160,053,060

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	3,121,690	$36,102,343
TOTAL INVESTMENTS — (100.0%)
(Cost $2,187,953,803)			$2,196,155,403
As of April 30, 2026, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	64,882,640	USD	75,945,130	Australia and New Zealand Bank	05/04/26	$204,360
AUD	9,922,214	USD	7,103,314	Australia and New Zealand Bank	05/13/26	39,013
AUD	4,439,379	USD	3,163,743	Citibank, N.A.	05/13/26	31,864
AUD	9,940,594	USD	7,088,730	Australia and New Zealand Bank	05/26/26	65,195
AUD	4,248,981	USD	3,041,742	Citibank, N.A.	05/26/26	16,112
USD	1,529,780	NZD	2,579,903	Citibank, N.A.	06/02/26	4,200
USD	11,960,748	NZD	20,131,790	Royal Bank of Canada	06/05/26	54,997
USD	2,484,973	NZD	4,193,977	Citibank, N.A.	06/09/26	4,385
USD	19,101,949	NZD	32,249,646	Citibank, N.A.	06/23/26	19,114
Total Appreciation						$439,240
USD	74,648,386	EUR	64,882,640	State Street Bank and Trust	05/04/26	$(1,501,104)
USD	10,078,072	CAD	14,008,449	Bank of New York Mellon	05/06/26	(236,897)
USD	937,257	CAD	1,300,315	Citibank, N.A.	05/06/26	(20,216)
USD	25,317,193	EUR	21,794,429	Bank of New York Mellon	05/07/26	(264,222)
USD	945,332	GBP	710,323	Citibank, N.A.	05/07/26	(21,237)
USD	69,540,714	EUR	59,359,229	Bank of New York Mellon	05/11/26	(145,763)
USD	20,750,401	AUD	29,500,647	Australia and New Zealand Bank	05/13/26	(485,106)
USD	67,785,945	EUR	57,953,725	Citibank, N.A.	05/13/26	(256,879)
AUD	4,314,696	USD	3,110,895	Societe Generale	05/13/26	(5,039)
USD	13,057,368	EUR	11,218,432	Australia and New Zealand Bank	05/18/26	(117,164)
USD	68,882,419	EUR	59,872,588	HSBC Bank	05/22/26	(1,443,074)
USD	12,743,781	AUD	18,262,040	Australia and New Zealand Bank	05/26/26	(398,821)
USD	76,645,847	EUR	65,859,503	Bank of New York Mellon	05/26/26	(726,346)
USD	1,282,745	GBP	951,518	Citibank, N.A.	05/26/26	(12,005)
USD	4,542,149	NZD	7,722,891	Citibank, N.A.	05/28/26	(23,879)
USD	3,285,512	NZD	5,590,534	Royal Bank of Canada	05/28/26	(19,796)
USD	77,315,251	EUR	65,993,183	Australia and New Zealand Bank	06/01/26	(235,878)

142

DFA Short-Duration Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	8,461,029	NZD	14,751,725	Citibank, N.A.	06/02/26	$(262,144)
USD	76,051,914	EUR	64,882,640	Australia and New Zealand Bank	06/03/26	(201,348)
USD	2,556,894	NZD	4,348,297	Royal Bank of Canada	06/05/26	(14,648)
USD	7,407,061	NZD	12,667,658	Bank of New York Mellon	06/09/26	(85,406)
USD	2,149,861	NZD	3,648,478	Citibank, N.A.	06/09/26	(8,084)
USD	76,510,150	EUR	65,101,547	Royal Bank of Canada	06/15/26	(40,986)
USD	1,972,701	EUR	1,706,514	HSBC Bank	06/16/26	(34,030)
Total (Depreciation)						$(6,560,072)
Total Appreciation (Depreciation)						$(6,120,832)
As of April 30, 2026, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.812%	Fixed	CPI	Maturity	USD	60,000,000	07/28/28	—	—	$288,539	$288,539
Bank of America Corp.	2.726%	Fixed	CPI	Maturity	USD	64,000,000	10/06/28	—	—	363,730	363,730
Bank of America Corp.	2.693%	Fixed	CPI	Maturity	USD	59,000,000	04/30/31	—	—	130,710	130,710
Bank of America Corp.	2.659%	Fixed	CPI	Maturity	USD	38,000,000	06/02/28	—	—	306,273	306,273
Bank of America Corp.	2.650%	Fixed	CPI	Maturity	USD	21,000,000	03/26/29	—	—	162,968	162,968
Citibank, N.A.	2.783%	Fixed	CPI	Maturity	USD	47,000,000	09/26/28	—	—	200,675	200,675
Citibank, N.A.	2.759%	Fixed	CPI	Maturity	USD	39,000,000	09/09/28	—	—	201,670	201,670
Citibank, N.A.	2.750%	Fixed	CPI	Maturity	USD	49,000,000	11/10/26	—	—	447,345	447,345
Citibank, N.A.	2.694%	Fixed	CPI	Maturity	USD	23,000,000	11/19/26	—	—	215,528	215,528
Citibank, N.A.	2.688%	Fixed	CPI	Maturity	USD	23,000,000	10/15/28	—	—	150,765	150,765
Citibank, N.A.	2.668%	Fixed	CPI	Maturity	USD	25,000,000	06/25/28	—	—	206,344	206,344
Citibank, N.A.	2.653%	Fixed	CPI	Maturity	USD	54,000,000	11/07/27	—	—	399,388	399,388
Citibank, N.A.	2.639%	Fixed	CPI	Maturity	USD	73,000,000	12/03/26	—	—	680,099	680,099
Citibank, N.A.	2.638%	Fixed	CPI	Maturity	USD	70,000,000	01/24/27	—	—	788,673	788,673
Citibank, N.A.	2.624%	Fixed	CPI	Maturity	USD	70,000,000	10/23/28	—	—	564,838	564,838
Citibank, N.A.	2.619%	Fixed	CPI	Maturity	USD	56,000,000	03/18/29	—	—	490,970	490,970
Citibank, N.A.	2.610%	Fixed	CPI	Maturity	USD	65,000,000	10/29/28	—	—	541,012	541,012
Citibank, N.A.	2.600%	Fixed	CPI	Maturity	USD	64,000,000	04/24/31	—	—	423,964	423,964
Citibank, N.A.	2.590%	Fixed	CPI	Maturity	USD	77,000,000	04/17/31	—	—	556,307	556,307
Citibank, N.A.	2.589%	Fixed	CPI	Maturity	USD	57,000,000	06/30/28	—	—	598,287	598,287
Citibank, N.A.	2.554%	Fixed	CPI	Maturity	USD	47,000,000	01/30/27	—	—	491,063	491,063
Citibank, N.A.	2.509%	Fixed	CPI	Maturity	USD	34,000,000	12/11/26	—	—	335,802	335,802
Deutsche Bank AG, London Branch	2.877%	Fixed	CPI	Maturity	USD	55,000,000	09/02/28	—	—	101,075	101,075
Deutsche Bank AG, London Branch	2.805%	Fixed	CPI	Maturity	USD	23,000,000	07/17/28	—	—	108,487	108,487
Deutsche Bank AG, London Branch	2.777%	Fixed	CPI	Maturity	USD	33,000,000	07/15/28	—	—	186,633	186,633
Deutsche Bank AG, London Branch	2.767%	Fixed	CPI	Maturity	USD	43,000,000	08/11/28	—	—	249,738	249,738

143

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CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, London Branch	2.707%	Fixed	CPI	Maturity	USD	27,000,000	05/12/28	—	—	$138,393	$138,393
Deutsche Bank AG, London Branch	2.649%	Fixed	CPI	Maturity	USD	82,000,000	05/23/29	—	—	560,821	560,821
Deutsche Bank AG, London Branch	2.642%	Fixed	CPI	Maturity	USD	48,000,000	01/16/28	—	—	481,044	481,044
Deutsche Bank AG, London Branch	2.609%	Fixed	CPI	Maturity	USD	54,000,000	03/04/27	—	—	533,816	533,816
Deutsche Bank AG, London Branch	2.582%	Fixed	CPI	Maturity	USD	40,000,000	03/11/29	—	—	393,157	393,157
Deutsche Bank AG, London Branch	2.580%	Fixed	CPI	Maturity	USD	35,000,000	10/30/28	—	—	318,339	318,339
Deutsche Bank AG, London Branch	2.571%	Fixed	CPI	Maturity	USD	27,000,000	03/10/29	—	—	276,976	276,976
Deutsche Bank AG, London Branch	2.528%	Fixed	CPI	Maturity	USD	34,000,000	05/07/29	—	—	355,739	355,739
Deutsche Bank AG, London Branch	2.479%	Fixed	CPI	Maturity	USD	32,000,000	03/06/28	—	—	376,996	376,996
Morgan Stanley and Co. International	2.789%	Fixed	CPI	Maturity	USD	34,000,000	08/04/28	—	—	185,808	185,808
Morgan Stanley and Co. International	2.758%	Fixed	CPI	Maturity	USD	58,000,000	11/17/26	—	—	510,984	510,984
Morgan Stanley and Co. International	2.748%	Fixed	CPI	Maturity	USD	30,000,000	10/10/28	—	—	147,833	147,833
Morgan Stanley and Co. International	2.747%	Fixed	CPI	Maturity	USD	60,000,000	07/02/27	—	—	440,983	440,983
Morgan Stanley and Co. International	2.747%	Fixed	CPI	Maturity	USD	56,000,000	10/03/28	—	—	289,822	289,822
Morgan Stanley and Co. International	2.713%	Fixed	CPI	Maturity	USD	27,000,000	02/21/28	—	—	198,876	198,876
Morgan Stanley and Co. International	2.629%	Fixed	CPI	Maturity	USD	65,000,000	06/12/28	—	—	589,779	589,779
Morgan Stanley and Co. International	2.614%	Fixed	CPI	Maturity	USD	50,000,000	06/18/28	—	—	491,729	491,729
Morgan Stanley and Co. International	2.579%	Fixed	CPI	Maturity	USD	62,000,000	02/06/27	—	—	637,744	637,744
Morgan Stanley and Co. International	2.575%	Fixed	CPI	Maturity	USD	55,000,000	03/24/28	—	—	496,065	496,065
Morgan Stanley and Co. International	2.564%	Fixed	CPI	Maturity	USD	39,000,000	03/12/28	—	—	413,771	413,771

144

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.543%	Fixed	CPI	Maturity	USD	23,000,000	02/11/27	—	—	$244,663	$244,663
Morgan Stanley and Co. International	2.520%	Fixed	CPI	Maturity	USD	71,000,000	11/28/26	—	—	771,403	771,403
Morgan Stanley and Co. International	2.384%	Fixed	CPI	Maturity	USD	40,000,000	01/20/27	—	—	445,039	445,039
Morgan Stanley and Co. International	2.310%	Fixed	CPI	Maturity	USD	42,000,000	01/09/27	—	—	450,626	450,626
Total Appreciation										$18,941,289	$18,941,289
Bank of America Corp.	2.877%	Fixed	CPI	Maturity	USD	55,000,000	09/02/28	—	—	(268,336)	(268,336)
Citibank, N.A.	2.750%	Fixed	CPI	Maturity	USD	49,000,000	11/10/26	—	—	(539,891)	(539,891)
Citibank, N.A.	2.812%	Fixed	CPI	Maturity	USD	60,000,000	07/28/28	—	—	(288,539)	(288,539)
Deutsche Bank AG, London Branch	2.575%	Fixed	CPI	Maturity	USD	55,000,000	03/24/28	—	—	(1,428,537)	(1,428,537)
Total (Depreciation)										$(2,525,303)	$(2,525,303)
Total Appreciation (Depreciation)										$16,415,986	$16,415,986
As of April 30, 2026, the value of Rule 144A securities amounted to $332,464,247 or 15.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$123,905,780	—	$123,905,780
Belgium	—	9,809,780	—	9,809,780
Canada	—	86,661,787	—	86,661,787
Denmark	—	20,018,598	—	20,018,598
Finland	—	29,110,389	—	29,110,389
France	—	116,352,504	—	116,352,504
Germany	—	96,296,518	—	96,296,518
Ireland	—	2,261,626	—	2,261,626
Italy	—	22,355,126	—	22,355,126
Japan	—	76,574,142	—	76,574,142
Luxembourg	—	7,533,154	—	7,533,154
Netherlands	—	50,207,986	—	50,207,986
New Zealand	—	64,935,597	—	64,935,597
Norway	—	33,037,633	—	33,037,633
Singapore	—	28,297,032	—	28,297,032
Spain	—	36,696,662	—	36,696,662
Supranational Organization Obligations	—	126,504,262	—	126,504,262
Sweden	—	56,341,861	—	56,341,861

145

DFA Short-Duration Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$5,693,771	—	$5,693,771
United Kingdom	—	63,150,881	—	63,150,881
United States	—	885,845,944	—	885,845,944
U.S. Treasury Obligations	—	165,221,409	—	165,221,409
Commercial Paper	—	53,240,618	—	53,240,618
Securities Lending Collateral	—	36,102,343	—	36,102,343
Total Investments in Securities	—	$2,196,155,403	—	$2,196,155,403
Financial Instruments
Assets
Forward Currency Contracts**	—	439,240	—	439,240
Swap Agreements**	—	18,941,289	—	18,941,289
Liabilities
Forward Currency Contracts**	—	(6,560,072)	—	(6,560,072)
Swap Agreements**	—	(2,525,303)	—	(2,525,303)
Total Financial Instruments	—	$10,295,154	—	$10,295,154
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
146

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.7%)
Government National Mortgage Association, TBA
	5.500%, 05/01/56 TBA		2,169	$2,184,242
	6.000%, 05/01/56 TBA		2,622	2,673,018
Uniform Mortgage-Backed Security, TBA
	2.000%, 05/01/56 TBA		6,693	5,353,687
	2.500%, 05/01/56 TBA		7,620	6,379,486
	3.500%, 05/01/56 TBA		2,109	1,919,478
	6.000%, 05/01/56 TBA		6,827	6,969,224
	6.500%, 05/01/56 TBA		2,994	3,106,183
TOTAL AGENCY OBLIGATIONS				28,585,318
BONDS — (83.4%)
AUSTRALIA — (4.4%)
Commonwealth Bank of Australia
(r)	3M Swap + 0.950%, FRN, 4.914%, 08/17/28	AUD	850	617,441
(r)Ω	SOFR + 0.630%, FRN, 4.288%, 03/27/29		900	902,151
(r)Ω	SOFR + 0.810%, FRN, 4.467%, 03/14/30		850	856,167
(r)Ω	SOFR + 0.780%, FRN, 4.438%, 10/01/30		1,300	1,307,519
(r)	SOFR + 0.780%, FRN, 4.438%, 10/01/30		100	100,578
Fortescue Treasury Pty. Ltd.
Ω	4.375%, 04/01/31		112	107,020
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.398%, 06/12/28		800	803,332
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r)Ω	SOFR + 0.530%, FRN, 4.188%, 12/13/28		300	$300,211
(r)Ω	SOFR + 0.680%, FRN, 4.337%, 01/13/31		1,200	1,203,634
New South Wales Treasury Corp.
	3.500%, 11/20/37	AUD	2,000	1,159,941
Norfina Ltd., 3M Swap + 0.980%, FRN
(r)	5.246%, 03/19/29	AUD	500	362,808
Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	4,090	2,277,027
	4.750%, 09/15/36	AUD	2,050	1,360,763
Westpac Banking Corp., SOFR + 0.810%, FRN
(r)	4.469%, 04/16/29		3,000	3,027,030
TOTAL AUSTRALIA				14,385,622
CANADA — (12.7%)
Canadian National Railway Co.
	4.200%, 06/10/35	CAD	1,200	875,280
City of Montreal
	4.250%, 12/01/32	CAD	200	151,706
	4.250%, 09/01/33	CAD	200	151,058
	4.100%, 12/01/34	CAD	3,000	2,224,066
CPPIB Capital, Inc.
	1.500%, 03/04/33	EUR	1,400	1,467,974
	4.750%, 06/02/33	CAD	2,300	1,806,762
Province of Alberta
	3.950%, 06/01/35	CAD	6,500	4,805,459
Province of British Columbia
	5.250%, 05/23/34	AUD	1,700	1,190,490
	4.150%, 06/18/34	CAD	1,900	1,430,647
	4.000%, 06/18/35	CAD	3,000	2,215,961
	3.400%, 05/24/39	EUR	1,500	1,692,193
Province of Manitoba
	3.800%, 06/02/33	CAD	3,200	2,369,769
	4.250%, 06/02/34	CAD	1,000	757,897
	5.700%, 03/05/37	CAD	1,000	833,180
Province of Nova Scotia
	3.850%, 06/01/35	CAD	4,000	2,924,254

147

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Province of Ontario
(r)	1 day CAD Overnight Index + 0.41%, FRN, 2.702%, 11/19/30	CAD	400	$295,252
	5.350%, 05/08/34	AUD	2,000	1,414,904
	3.600%, 06/02/35	CAD	1,200	863,141
	5.600%, 06/02/35	CAD	1,400	1,165,885
	4.700%, 06/02/37	CAD	1,400	1,082,195
Province of Quebec
	3.000%, 01/24/33	EUR	700	808,526
	4.450%, 09/01/34	CAD	300	230,234
	5.100%, 06/04/35	AUD	1,300	892,452
	4.000%, 09/01/35	CAD	3,600	2,654,541
	5.000%, 12/01/38	CAD	400	313,819
	Province of Saskatchewan
	3.800%, 06/02/35	CAD	5,200	3,799,922
	PSP Capital, Inc.
	3.250%, 07/02/34	EUR	1,400	1,625,552
	Toronto-Dominion Bank
	3.129%, 08/03/32	EUR	500	570,774
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	1,162,165
	TOTAL CANADA			41,776,058
DENMARK — (1.0%)
DSV Finance BV
	3.375%, 11/06/32	EUR	200	232,205
	3.375%, 11/06/34	EUR	750	850,884
Novo Nordisk Finance Netherlands BV
	3.125%, 05/27/33	EUR	650	746,389
	3.375%, 05/21/34	EUR	1,300	1,497,103
	TOTAL DENMARK			3,326,581
FINLAND — (1.0%)
	Finnvera OYJ
	1.250%, 07/14/33	EUR	700	719,620
	Nokia OYJ
	6.625%, 05/15/39		682	718,978
	Nordea Bank Abp, SOFR + 0.700%, FRN
(r)Ω	4.353%, 03/17/28		1,200	1,204,535
	Nordea Kiinnitysluottopankki OYJ
	1.375%, 02/28/33	EUR	600	626,569
	TOTAL FINLAND			3,269,702
			Face Amount^	Value†
			(000)

FRANCE — (7.2%)
	Abertis France SAS
	1.625%, 09/18/29	EUR	1,100	$1,212,739
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	400	461,351
	Agence Francaise de Developpement EPIC
	0.375%, 05/25/36	EUR	1,000	829,175
	Agence France Locale
	3.000%, 08/20/32	EUR	2,500	2,854,729
	AXA SA
	3.375%, 05/31/34	EUR	800	930,233
Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	1,393,467
	0.625%, 02/21/31	EUR	600	612,069
	BNP Paribas SA
	1.250%, 07/13/31	GBP	400	442,590
	BPCE SA
Ω	2.700%, 10/01/29		500	469,522
	Bpifrance SACA
	3.375%, 05/25/34	EUR	1,200	1,378,920
	Caisse d'Amortissement de la Dette Sociale
	2.750%, 11/25/32	EUR	200	226,178
Caisse des Depots et Consignations
	3.125%, 05/25/33	EUR	1,500	1,722,334
	3.125%, 05/25/35	EUR	1,700	1,908,950
	Caisse Francaise de Financement Local SA
	3.125%, 07/20/33	EUR	2,700	3,114,367
	Credit Agricole SA
	4.375%, 11/27/33	EUR	100	121,122
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	408,576
	French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	750	656,717
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,314,946
	L'Oreal SA
	3.375%, 01/19/36	EUR	1,000	1,149,161
	LVMH Moet Hennessy Louis Vuitton SE
	3.000%, 03/07/32	EUR	200	230,139
	Regie Autonome des Transports Parisiens EPIC
	1.875%, 05/25/32	EUR	800	857,072
	Region of Ile de France
	1.375%, 06/20/33	EUR	500	509,449
	SNCF Reseau
	1.875%, 03/30/34	EUR	800	821,094

148

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	UNEDIC ASSEO
	0.500%, 05/25/36	EUR	100	$85,418
	TOTAL FRANCE			23,710,318
GERMANY — (2.6%)
	Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		450	444,441
	BMW International Investment BV
	3.500%, 01/22/33	EUR	100	116,148
	Deutsche Bahn AG
	1.625%, 08/16/33	EUR	400	416,747
	Sartorius Finance BV
	4.875%, 09/14/35	EUR	500	614,231
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	900	1,039,783
	3.000%, 09/08/33	EUR	2,500	2,858,049
	3.625%, 05/27/36	EUR	500	582,614
	3.375%, 02/22/37	EUR	200	225,658
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	941,241
	Vonovia SE
	4.000%, 11/12/36	EUR	200	227,985
	Wintershall Dea Finance BV
	1.823%, 09/25/31	EUR	1,000	1,045,391
	TOTAL GERMANY			8,512,288
ITALY — (0.7%)
Telecom Italia Capital SA
	7.200%, 07/18/36		800	873,242
	7.721%, 06/04/38		400	452,906
	UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	1,062,876
	TOTAL ITALY			2,389,024
JAPAN — (5.2%)
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	161,000	971,461
	1.400%, 09/20/34	JPY	205,000	1,216,500
	1.200%, 09/20/35	JPY	394,000	2,254,751
	1.000%, 12/20/35	JPY	510,000	2,847,667
	0.400%, 03/20/36	JPY	370,000	1,929,752
	0.600%, 09/20/37	JPY	20,000	101,596
	0.600%, 12/20/37	JPY	349,000	1,758,832
	0.500%, 12/20/41	JPY	207,600	898,082
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	JT International Financial Services BV
	3.625%, 04/11/34	EUR	120	$137,049
	Mitsubishi UFJ Financial Group, Inc.
	3.556%, 06/15/32	EUR	1,480	1,731,311
Mizuho Financial Group, Inc.
	0.693%, 10/07/30	EUR	600	625,487
	2.096%, 04/08/32	EUR	400	430,754
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	1,167,399
	ORIX Corp.
	3.447%, 10/22/31	EUR	1,000	1,155,431
	TOTAL JAPAN			17,226,072
LUXEMBOURG — (0.9%)
	ArcelorMittal SA
	3.500%, 12/13/31	EUR	200	232,710
JAB Holdings BV
	5.000%, 06/12/33	EUR	300	373,607
	4.375%, 04/25/34	EUR	900	1,074,902
	SELP Finance SARL
	3.750%, 01/16/32	EUR	1,000	1,165,961
	TOTAL LUXEMBOURG			2,847,180
NETHERLANDS — (1.1%)
Cooperatieve Rabobank UA
(r)	3M Swap + 0.910%, FRN, 5.243%, 07/17/29	AUD	600	434,990
(r)	SOFR + 0.890%, FRN, 4.540%, 10/17/29		600	605,076
	CTP NV
	4.250%, 03/10/35	EUR	100	114,705
	Enexis Holding NV
	3.250%, 04/09/33	EUR	2,076	2,392,677
	TOTAL NETHERLANDS			3,547,448
NEW ZEALAND — (0.8%)
New Zealand Government Bonds
	3.500%, 04/14/33	NZD	1,000	556,321
	4.250%, 05/15/34	NZD	1,250	722,266
	2.750%, 04/15/37	NZD	2,750	1,340,589
	TOTAL NEW ZEALAND			2,619,176
NORWAY — (0.9%)
	Aker BP ASA
	4.000%, 05/29/32	EUR	900	1,063,899

149

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
Equinor ASA
	1.375%, 05/22/32	EUR	800	$833,899
	1.625%, 11/09/36	EUR	500	472,986
Kommunalbanken AS
	5.250%, 04/18/34	AUD	700	491,109
TOTAL NORWAY				2,861,893
SPAIN — (0.9%)
Iberdrola Finanzas SA
	5.250%, 10/31/36	GBP	300	388,498
Mapfre SA
	3.625%, 01/20/36	EUR	1,000	1,147,571
Telefonica Emisiones SA
	3.724%, 01/23/34	EUR	400	459,015
	3.941%, 06/25/35	EUR	500	575,943
	4.055%, 01/24/36	EUR	500	577,199
TOTAL SPAIN				3,148,226
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.4%)
European Financial Stability Facility
	1.250%, 05/24/33	EUR	600	620,813
	0.875%, 04/10/35	EUR	900	859,433
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,480,246
SWEDEN — (0.3%)
Swedbank AB
(r)Ω	SOFR + 1.030%, FRN, 4.692%, 11/20/29		860	869,134
SWITZERLAND — (0.7%)
Tyco Electronics Group SA
	3.250%, 01/31/33	EUR	300	342,796
UBS Group AG
	0.875%, 11/03/31	EUR	1,870	1,903,299
	0.625%, 02/24/33	EUR	200	191,141
TOTAL SWITZERLAND				2,437,236
UNITED KINGDOM — (3.2%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	176,645
Ω	5.500%, 08/11/32		1,000	1,021,047
Barclays PLC
	3.250%, 01/17/33	GBP	600	699,955
BAT International Finance PLC
	2.250%, 01/16/30	EUR	500	561,219
	4.125%, 04/12/32	EUR	200	237,698
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
BP Capital Markets PLC
1.231%, 05/08/31	EUR	2,300	$2,427,883
CK Hutchison Europe Finance 21 Ltd.
1.000%, 11/02/33	EUR	1,000	961,951
GlaxoSmithKline Capital PLC
1.625%, 05/12/35	GBP	220	218,269
Imperial Brands Finance PLC
3.875%, 02/12/34	EUR	1,200	1,368,933
LCR Finance PLC
4.500%, 12/07/38	GBP	65	80,825
National Gas Transmission PLC
1.125%, 01/14/33	GBP	656	677,557
Segro PLC
3.500%, 09/24/32	EUR	200	230,255
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	1,250	1,368,594
Standard Chartered PLC
4.375%, 01/18/38	GBP	350	410,262
Vodafone Group PLC
6.150%, 02/27/37		71	76,378
TOTAL UNITED KINGDOM			10,517,471
UNITED STATES — (39.4%)
Advance Auto Parts, Inc.
3.900%, 04/15/30		150	140,698
# 3.500%, 03/15/32		270	237,377
Aetna, Inc.
4.125%, 11/15/42		400	309,228
Air Products & Chemicals, Inc.
4.000%, 03/03/35	EUR	1,000	1,184,029
Allstate Corp.
5.950%, 04/01/36		1,400	1,473,884
Ally Financial, Inc.
8.000%, 11/01/31		300	335,091
Alphabet, Inc.
(r) SOFR + 0.520%, FRN, 4.184%, 11/15/28		458	459,337
3.000%, 05/06/33	EUR	1,371	1,570,145
3.125%, 11/06/34	EUR	1,000	1,135,964
Altria Group, Inc.
5.800%, 02/14/39		1,000	1,008,563
3.400%, 02/04/41		1,000	759,304
American Assets Trust LP
3.375%, 02/01/31		1,000	909,225

150

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	American Honda Finance Corp.
	3.950%, 03/19/32	EUR	300	$353,520
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	506,455
	APA Corp.
	4.750%, 04/15/43		895	709,683
	Apache Corp.
	6.000%, 01/15/37		500	495,680
	Ashland, Inc.
#Ω	3.375%, 09/01/31		400	356,802
	Assurant, Inc.
	2.650%, 01/15/32		1,000	876,521
	AT&T, Inc.
	3.500%, 06/01/41		1,400	1,080,001
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,320,750
	3.850%, 03/01/32		500	466,556
	Bank of New York Mellon Corp., SOFR + 0.630%, FRN
(r)	4.278%, 01/22/30		1,200	1,198,991
Bath & Body Works, Inc.
	6.875%, 11/01/35		800	789,166
	6.750%, 07/01/36		250	243,125
	Berkshire Hathaway Finance Corp.
	2.375%, 06/19/39	GBP	600	550,194
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,363,135
	0.472%, 01/23/32	JPY	200,000	1,121,292
	1.585%, 04/16/40	JPY	100,000	506,410
	BlackRock Funding, Inc.
	5.000%, 03/14/34		1,972	1,999,246
	Blackrock, Inc.
	3.750%, 07/18/35	EUR	1,000	1,170,566
	Block, Inc.
	3.500%, 06/01/31		1,500	1,362,188
	Blue Owl Finance LLC
#	6.250%, 04/18/34		500	492,172
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	92,419
	Boston Properties LP
	5.750%, 01/15/35		1,000	1,004,616
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	300	339,094
Broadcom, Inc.
	2.600%, 02/15/33		1,000	874,668
Ω	3.187%, 11/15/36		150	125,866
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,325,940
	Camden Property Trust
	4.900%, 02/28/36		1,000	972,017
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	$412,994
	Capital One NA
	4.650%, 09/13/28		200	200,608
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	1,086,223
	CF Industries, Inc.
	4.950%, 06/01/43		500	449,782
	Chevron USA, Inc., SOFR + 0.820%, FRN
(r)	4.471%, 10/15/30		800	808,606
	Cigna Group
	3.200%, 03/15/40		1,100	855,542
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	758,275
	Cisco Systems, Inc.
	5.900%, 02/15/39		1,000	1,057,970
	Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	300	300,711
	Comcast Corp.
	1.875%, 02/20/36	GBP	350	334,162
Conagra Brands, Inc.
#	5.750%, 08/01/35		600	603,529
	5.300%, 11/01/38		200	186,319
	ConocoPhillips
	6.500%, 02/01/39		300	332,020
CVS Health Corp.
	6.125%, 09/15/39		1,000	1,028,310
	4.125%, 04/01/40		500	421,302
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		650	601,399
	Devon Energy Corp.
	5.600%, 07/15/41		1,000	974,626
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	1,000,528
Dow Chemical Co.
#	5.650%, 03/15/36		800	797,180
	5.250%, 11/15/41		500	447,914
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	266,350
	DPL LLC
	4.350%, 04/15/29		1,500	1,452,387
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	882,864
	Energy Transfer LP
#	6.500%, 02/01/42		1,000	1,043,988
	EnerSys
Ω	4.375%, 12/15/27		1,000	987,061
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	5,290	5,330,657

151

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	1.408%, 06/26/39	EUR	2,700	$2,308,054
	F&G Annuities & Life, Inc.
#	6.250%, 10/04/34		900	878,792
	FedEx Corp.
	3.250%, 05/15/41		1,200	902,918
	Flowserve Corp.
	2.800%, 01/15/32		2,000	1,768,663
Ford Motor Credit Co. LLC
	7.122%, 11/07/33		600	636,585
#	6.500%, 02/07/35		400	407,552
	Fox Corp.
	5.476%, 01/25/39		500	487,005
	GATX Corp.
	3.500%, 06/01/32		500	462,026
	General Mills, Inc.
	3.850%, 04/23/34	EUR	1,200	1,392,494
General Motors Co.
	5.150%, 04/01/38		500	473,848
	6.250%, 10/02/43		1,000	991,622
	GLP Capital LP/GLP Financing II, Inc.
	4.000%, 01/15/30		200	192,211
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		200	211,538
	HA Sustainable Infrastructure Capital, Inc.
	6.750%, 07/15/35		600	627,396
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	555,063
HCA, Inc.
	7.500%, 11/06/33		117	132,191
	4.375%, 03/15/42		1,000	838,048
	HNI Corp.
Ω	5.125%, 01/18/29		700	691,334
Huntsman International LLC
	2.950%, 06/15/31		1,000	853,848
#	5.700%, 10/15/34		300	281,593
Intel Corp.
	4.600%, 03/25/40		800	715,141
	5.625%, 02/10/43		700	674,237
	International Business Machines Corp.
	1.250%, 02/09/34	EUR	1,000	972,872
	Interstate Power & Light Co.
	5.700%, 10/15/33		1,595	1,661,042
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34		900	755,187
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,000	$895,393
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	774,785
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		300	262,252
	Johnson & Johnson
	3.050%, 02/26/33	EUR	200	231,200
	JPMorgan Chase & Co.
	6.400%, 05/15/38		500	551,832
	KB Home
#	4.000%, 06/15/31		1,500	1,388,752
	Kemper Corp.
	3.800%, 02/23/32		1,000	911,748
	Kilroy Realty LP
	2.500%, 11/15/32		1,600	1,318,707
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		100	111,818
	6.375%, 03/01/41		500	527,709
Kraft Heinz Foods Co.
	6.875%, 01/26/39		400	435,202
	4.625%, 10/01/39		1,200	1,060,355
	Kyndryl Holdings, Inc.
	4.100%, 10/15/41		1,775	1,274,612
	Las Vegas Sands Corp.
	6.200%, 08/15/34		500	513,834
	Liberty Mutual Group, Inc.
Ω	3.875%, 09/26/35	EUR	1,000	1,143,703
	LYB International Finance III LLC
	3.375%, 10/01/40		1,500	1,102,551
	MGM Resorts International
	4.625%, 09/01/26		350	349,838
	Micron Technology, Inc.
	3.366%, 11/01/41		500	386,175
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	926,678
Ω	3.875%, 05/15/32		250	224,393
	Morgan Stanley
	6.375%, 07/24/42		150	161,610
	MPLX LP
	4.500%, 04/15/38		1,000	902,658
	Nestle Capital Corp.
	4.750%, 03/22/36	GBP	200	256,131
	Nestle Finance International Ltd.
	3.750%, 11/14/35	EUR	1,546	1,832,720
	Nordstrom, Inc.
	5.000%, 01/15/44		1,100	769,030

152

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
NOV, Inc.
	3.950%, 12/01/42		1,000	$786,759
Novartis Capital Corp., SOFR + 0.520%, FRN
(r)	4.187%, 11/05/28		300	301,140
ONEOK Partners LP
	6.200%, 09/15/43		1,100	1,099,370
Oracle Corp.
	6.125%, 07/08/39		600	579,128
	3.600%, 04/01/40		875	630,955
Paramount Global
	4.950%, 01/15/31		200	188,662
#	6.875%, 04/30/36		700	651,176
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	814,722
Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	910,364
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	193,641
	6.700%, 05/15/36		200	215,865
	6.650%, 01/15/37		500	539,470
PPG Industries, Inc.
	3.250%, 03/04/32	EUR	100	114,952
Principal Financial Group, Inc.
	6.050%, 10/15/36		147	157,302
Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	500	491,872
Public Storage Operating Co.
	0.500%, 09/09/30	EUR	1,000	1,032,458
	0.875%, 01/24/32	EUR	200	200,687
Realty Income Corp.
	5.125%, 07/06/34	EUR	1,500	1,886,637
Rockies Express Pipeline LLC
Ω	6.875%, 04/15/40		1,150	1,161,365
RTX Corp.
	4.500%, 06/01/42		500	443,154
Sabra Health Care LP
	3.200%, 12/01/31		900	813,650
Seagate Data Storage Technology Pte. Ltd.
Ω	4.125%, 01/15/31		500	482,900
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	824,128
Shell Finance U.S., Inc.
Ω	6.375%, 12/15/38		1,000	1,099,999
	4.550%, 08/12/43		2,500	2,206,446
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Shell International Finance BV
	1.875%, 04/07/32	EUR	390	$420,732
	1.250%, 11/11/32	EUR	190	194,594
	Spectra Energy Partners LP
	4.500%, 03/15/45		1,000	843,007
	Stellantis Finance U.S., Inc.
Ω	6.450%, 03/18/35		1,000	998,584
	Tapestry, Inc.
	3.050%, 03/15/32		300	270,572
	TD SYNNEX Corp.
	5.300%, 10/10/35		900	881,571
	T-Mobile USA, Inc.
	6.700%, 12/15/33		200	219,462
	UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	490,768
	Verizon Communications, Inc.
	5.000%, 01/15/36		900	878,958
	VF Corp.
	6.000%, 10/15/33		600	601,485
	Viatris, Inc.
	3.850%, 06/22/40		1,500	1,152,156
Visa, Inc.
	3.125%, 05/15/33	EUR	3,100	3,566,778
	2.375%, 06/15/34	EUR	300	325,248
	Vontier Corp.
	2.950%, 04/01/31		665	607,366
Walmart, Inc.
	5.250%, 09/28/35	GBP	2,126	2,877,877
	4.875%, 07/08/40		284	280,306
	Wells Fargo & Co.
	4.625%, 11/02/35	GBP	1,500	1,876,990
	Western Midstream Operating LP
	5.450%, 04/01/44		1,000	898,468
Whirlpool Corp.
#	6.500%, 06/15/33		700	670,434
	5.750%, 03/01/34		700	631,928
	WP Carey, Inc.
	4.250%, 07/23/32	EUR	300	357,523
	TOTAL UNITED STATES			129,897,780
	TOTAL BONDS			274,821,455
U.S. TREASURY OBLIGATIONS — (5.6%)
U.S. Treasury Inflation-Indexed Notes
	0.125%, 04/15/27		5,323	5,306,181
	1.250%, 04/15/28		2,614	2,630,888

153

DFA Global Core Plus Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

U.S. Treasury Notes
(r)	3M USTMMR + 0.182%, FRN, 3.805%, 07/31/26	1,550	$1,550,632
(r)	3M USTMMR + 0.098%, FRN, 3.721%, 01/31/27	1,300	1,300,390
(r)	3M USTMMR + 0.160%, FRN, 3.783%, 04/30/27	1,250	1,251,357
(r)	3M USTMMR + 0.190%, FRN, 3.813%, 10/31/27	1,200	1,201,846
(r)	3M USTMMR + 0.099%, FRN, 3.722%, 01/31/28	900	900,065
	Face Amount^	Value†
	(000)

3.875%, 03/31/28	1,200	$1,199,719
3.625%, 12/31/30	3,100	3,049,262
TOTAL U.S. TREASURY OBLIGATIONS		18,390,340
TOTAL INVESTMENT SECURITIES (Cost $326,195,673)		321,797,113

		Shares
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	656,080	7,587,563
TOTAL INVESTMENTS — (100.0%)
(Cost $333,783,236)			$329,384,676
As of April 30, 2026, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	9,661,650	USD	11,309,541	Australia and New Zealand Bank	05/04/26	$29,851
AUD	3,799,284	USD	2,696,834	Citibank, N.A.	05/04/26	38,460
AUD	3,148,023	USD	2,253,386	UBS AG	05/04/26	13,033
EUR	5,792,678	USD	6,786,296	UBS AG	05/05/26	12,279
DKK	5,659,267	USD	880,309	Citibank, N.A.	05/11/26	8,880
AUD	991,367	USD	707,647	Citibank, N.A.	05/13/26	5,971
USD	3,067,674	GBP	2,247,467	Citibank, N.A.	05/18/26	9,476
NZD	33,865	USD	19,901	Citibank, N.A.	05/18/26	115
GBP	1,416,359	USD	1,893,260	Citibank, N.A.	05/18/26	34,024
USD	1,400,302	NZD	2,363,710	Citibank, N.A.	06/23/26	1,642
Total Appreciation						$153,731
USD	11,110,438	EUR	9,661,650	Australia and New Zealand Bank	05/04/26	$(228,955)
USD	4,912,802	AUD	6,947,307	Societe Generale	05/04/26	(88,913)
USD	619,515	EUR	532,377	Citibank, N.A.	05/05/26	(5,310)
USD	1,260,095	EUR	1,075,222	State Street Bank and Trust	05/05/26	(1,839)
USD	4,887,637	EUR	4,185,079	UBS AG	05/05/26	(24,180)
USD	8,833,933	CAD	12,252,582	Societe Generale	05/06/26	(188,122)
USD	11,801,678	EUR	10,156,120	Bank of New York Mellon	05/07/26	(119,163)
USD	3,800,303	GBP	2,852,583	Citibank, N.A.	05/07/26	(81,341)
USD	9,221,449	CAD	12,826,513	Citibank, N.A.	05/07/26	(223,603)
USD	1,944,850	EUR	1,663,421	Citibank, N.A.	05/08/26	(7,698)
USD	1,285,138	CAD	1,787,064	Citibank, N.A.	05/08/26	(30,856)
USD	2,898,832	EUR	2,500,813	HSBC Bank	05/08/26	(36,658)
USD	3,465,665	EUR	2,975,026	Societe Generale	05/08/26	(26,463)
USD	3,856,119	JPY	609,033,168	Australia and New Zealand Bank	05/11/26	(35,411)
USD	879,316	DKK	5,659,267	Citibank, N.A.	05/11/26	(9,873)
USD	5,946,892	CAD	8,267,430	Citibank, N.A.	05/11/26	(142,012)
USD	1,586,198	JPY	250,481,923	Citibank, N.A.	05/11/26	(14,302)

154

DFA Global Core Plus Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,269,980	EUR	7,907,483	Societe Generale	05/11/26	$(13,237)
USD	2,771,594	AUD	3,932,646	Societe Generale	05/11/26	(59,350)
USD	3,583,411	AUD	5,093,263	Australia and New Zealand Bank	05/13/26	(82,882)
USD	9,565,601	EUR	8,176,657	Citibank, N.A.	05/13/26	(34,521)
USD	5,647,929	GBP	4,178,419	Citibank, N.A.	05/18/26	(37,774)
USD	259,325	NZD	444,040	Citibank, N.A.	05/18/26	(3,118)
USD	4,773,806	JPY	755,269,138	Societe Generale	05/18/26	(54,974)
USD	1,174,443	CAD	1,597,843	Citibank, N.A.	05/19/26	(2,753)
USD	9,917,359	EUR	8,621,311	Australia and New Zealand Bank	05/22/26	(209,111)
USD	1,990,223	AUD	2,854,398	Australia and New Zealand Bank	05/26/26	(63,995)
USD	10,812,614	EUR	9,289,670	Australia and New Zealand Bank	05/26/26	(100,954)
USD	328,804	NZD	560,056	Citibank, N.A.	05/26/26	(2,297)
USD	142,252	AUD	201,941	Citibank, N.A.	05/26/26	(3,079)
USD	4,468,534	JPY	711,828,836	Royal Bank of Canada	05/27/26	(85,971)
USD	341,368	NZD	583,055	Citibank, N.A.	05/28/26	(3,353)
USD	12,543,758	EUR	10,708,512	Citibank, N.A.	06/01/26	(40,226)
USD	11,325,435	EUR	9,661,650	Australia and New Zealand Bank	06/03/26	(29,410)
USD	6,795,835	EUR	5,792,678	UBS AG	06/04/26	(12,324)
USD	1,237,099	JPY	196,726,684	Citibank, N.A.	06/08/26	(22,897)
USD	1,345,490	CAD	1,845,894	Citibank, N.A.	06/08/26	(15,601)
USD	9,665,468	EUR	8,225,222	Royal Bank of Canada	06/15/26	(6,346)
USD	305,651	NZD	518,119	Citibank, N.A.	06/16/26	(865)
USD	133,457	AUD	192,923	Citibank, N.A.	06/24/26	(5,307)
USD	23,385	NZD	40,263	Citibank, N.A.	06/24/26	(440)
USD	2,954,699	CAD	4,011,272	Societe Generale	06/29/26	(5,650)
USD	2,250,871	AUD	3,148,023	UBS AG	07/03/26	(13,010)
Total (Depreciation)						$(2,174,144)
Total Appreciation (Depreciation)						$(2,020,413)
As of April 30, 2026, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	$36,786	$36,786
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	644,848	644,848
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	160,773	160,773
Bank of America Corp.	2.604%	Fixed	CPI	Maturity	USD	8,000,000	05/07/34	—	—	12,982	12,982
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	4,540,940	4,540,940
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	80,814	80,814
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	300,177	300,177
Bank of America Corp.	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	111,918	111,918
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	191,062	191,062
Citibank, N.A.	2.520%	Fixed	CPI	Maturity	USD	8,000,000	04/16/33	—	—	73,557	73,557
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	12,000,000	07/12/27	—	—	147,970	147,970

155

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.447%	Fixed	CPI	Maturity	USD	7,000,000	01/21/36	—	—	$78,735	$78,735
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	352,114	352,114
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	438,716	438,716
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	438,230	438,230
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	390,899	390,899
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	584,302	584,302
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	45,656	45,656
Deutsche Bank AG, London Branch	2.557%	Fixed	CPI	Maturity	USD	11,000,000	09/17/33	—	—	73,237	73,237
Deutsche Bank AG, London Branch	2.551%	Fixed	CPI	Maturity	USD	4,000,000	07/12/36	—	—	10,253	10,253
Deutsche Bank AG, London Branch	2.477%	Fixed	CPI	Maturity	USD	6,000,000	06/27/34	—	—	73,604	73,604
Deutsche Bank AG, London Branch	2.430%	Fixed	CPI	Maturity	USD	15,000,000	11/21/32	—	—	214,105	214,105
Deutsche Bank AG, London Branch	2.429%	Fixed	CPI	Maturity	USD	7,000,000	02/23/38	—	—	94,662	94,662
Deutsche Bank AG, London Branch	2.403%	Fixed	CPI	Maturity	USD	7,000,000	02/23/33	—	—	117,328	117,328
Deutsche Bank AG, London Branch	2.344%	Fixed	CPI	Maturity	USD	9,000,000	08/27/36	—	—	231,635	231,635
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	145,507	145,507
Morgan Stanley and Co. International	2.502%	Fixed	CPI	Maturity	USD	9,000,000	05/19/33	—	—	92,070	92,070
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	126,954	126,954
Morgan Stanley and Co. International	2.415%	Fixed	CPI	Maturity	USD	9,000,000	05/06/35	—	—	136,182	136,182
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	325,141	325,141
Total Appreciation										$10,271,157	$10,271,157
Citibank, N.A.	2.645%	Fixed	CPI	Maturity	USD	9,000,000	02/14/35	—	—	(20,537)	(20,537)
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	2,000,000	07/12/27	—	—	(63,958)	(63,958)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(71,102)	(71,102)

156

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	$(51,198)	$(51,198)
Total (Depreciation)										$(206,795)	$(206,795)
Total Appreciation (Depreciation)										$10,064,362	$10,064,362
*
As of April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $6,129,024  in connection with open inflation swap contracts.
As of April 30, 2026, the value of Rule 144A securities amounted to $21,293,497 or 6.9% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$28,585,318	—	$28,585,318
Bonds
Australia	—	14,385,622	—	14,385,622
Canada	—	41,776,058	—	41,776,058
Denmark	—	3,326,581	—	3,326,581
Finland	—	3,269,702	—	3,269,702
France	—	23,710,318	—	23,710,318
Germany	—	8,512,288	—	8,512,288
Italy	—	2,389,024	—	2,389,024
Japan	—	17,226,072	—	17,226,072
Luxembourg	—	2,847,180	—	2,847,180
Netherlands	—	3,547,448	—	3,547,448
New Zealand	—	2,619,176	—	2,619,176
Norway	—	2,861,893	—	2,861,893
Spain	—	3,148,226	—	3,148,226
Supranational Organization Obligations	—	1,480,246	—	1,480,246
Sweden	—	869,134	—	869,134
Switzerland	—	2,437,236	—	2,437,236
United Kingdom	—	10,517,471	—	10,517,471
United States	—	129,897,780	—	129,897,780
U.S. Treasury Obligations	—	18,390,340	—	18,390,340
Securities Lending Collateral	—	7,587,563	—	7,587,563
Total Investments in Securities	—	$329,384,676	—	$329,384,676
Financial Instruments
Assets
Forward Currency Contracts**	—	153,731	—	153,731
Swap Agreements**	—	10,271,157	—	10,271,157

157

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Liabilities
Forward Currency Contracts**	—	$(2,174,144)	—	$(2,174,144)
Swap Agreements**	—	(206,795)	—	(206,795)
Total Financial Instruments	—	$8,043,949	—	$8,043,949
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
158

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $7,128,273, $884,137, $3,555,644 and $511,180 of securities on loan, respectively)	$4,591,199,532	$4,628,840,526	$1,041,259,240	$9,396,224,071
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $7,268,396, $903,728, $3,626,757 and $523,877, respectively)	7,268,396	903,728	3,626,709	523,826
Foreign Currencies at Value	1,462	1,706,737	958,006	7,280,678
Cash	—	76,211,573	7,935,912	71,742,271
Receivables:
Investment Securities Sold	100,123,605	—	—	—
Dividends and Interest	11,045,122	23,550,473	11,541,113	93,212,817
Securities Lending Income	874	451	1,679	78
Fund Shares Sold	3,804,322	2,352,330	401,463	6,247,548
Unrealized Gain on Forward Currency Contracts	—	808,055	1,121,107	8,868,366
Unrealized Gain on Foreign Currency Contracts	—	100,975	—	—
Prepaid Expenses and Other Assets	39,796	42,566	21,154	76,301
Total Assets	4,713,483,109	4,734,517,414	1,066,866,383	9,584,175,956
LIABILITIES:
Payables:
Due to Custodian	40,245	—	—	—
Upon Return of Securities Loaned	7,269,332	901,147	3,627,366	594,843
Investment Securities Purchased	127,383,385	23,708,607	—	—
Fund Shares Redeemed	4,292,580	1,818,995	169,676	5,926,669
Due to Advisor	378,461	536,390	120,278	1,401,351
Due to Directors'/Trustees'	238,603	188,360	21,549	220,521
Due to CCO	516	522	117	1,061
Unrealized Loss on Forward Currency Contracts	—	28,019,718	7,993,020	92,291,602
Accrued Expenses and Other Liabilities	140,520	158,203	37,364	272,912
Total Liabilities	139,743,642	55,331,942	11,969,370	100,708,959
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,573,739,467	$4,679,185,472	$1,054,897,013	$9,483,466,997
Institutional Class Shares — based on shares outstanding of 446,332,585, 477,328,802, 113,044,730 and 944,052,477, respectively, $0.01 Par Value (1)Ж	$10.25	$9.80	$9.33	$10.05
(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000
Investment Securities at Cost	$4,590,815,590	$4,580,511,288	$1,031,777,678	$9,345,584,794
Foreign Currencies at Cost	$1,309	$1,703,388	$954,543	$7,248,688
NET ASSETS CONSIST OF:
Paid-In Capital	$4,650,877,058	$4,813,712,379	$1,176,050,979	$10,608,388,795
Total Distributable Earnings (Loss)	(77,137,591)	(134,526,907)	(121,153,966)	(1,124,921,798)
NET ASSETS	$4,573,739,467	$4,679,185,472	$1,054,897,013	$9,483,466,997

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
159

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	DFA International Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $65,406,766 of securities on loan, respectively)	$1,028,395,262	$1,839,215,526	$6,003,521,111	$5,808,968,147
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $66,836,535, respectively)	—	—	—	66,836,535
Foreign Currencies at Value	1,698,844	—	—	3,555,356
Cash	13,703,250	—	—	53,481,958
Receivables:
Investment Securities Sold	2,895,106	63,335,751	—	5,406,693
Dividends, Interest and Tax Reclaims	10,919,927	4,805,147	70,876,218	52,027,981
Securities Lending Income	—	—	—	26,987
Fund Shares Sold	760,539	634,851	3,237,136	2,454,992
Unrealized Gain on Forward Currency Contracts	826,668	—	—	2,760,527
Unrealized Gain on Foreign Currency Contracts	573	—	—	34,308
Prepaid Expenses and Other Assets	23,964	24,875	51,361	63,836
Total Assets	1,059,224,133	1,908,016,150	6,077,685,826	5,995,617,320
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	66,871,424
Investment Securities Purchased	4,820,848	99,520,499	—	37,817,916
Fund Shares Redeemed	293,012	523,891	9,780,148	2,784,594
Due to Advisor	135,974	207,162	450,399	725,590
Due to Directors'/Trustees'	10,591	55,560	102,135	81,654
Due to CCO	115	202	682	659
Unrealized Loss on Forward Currency Contracts	13,684,360	—	—	17,894,323
Unrealized Loss on Foreign Currency Contracts	284	—	—	32,698
Accrued Expenses and Other Liabilities	29,206	54,094	168,899	206,498
Total Liabilities	18,974,390	100,361,408	10,502,263	126,415,356
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,040,249,743	$1,807,654,742	$6,067,183,563	$5,869,201,964
Institutional Class Shares — based on shares outstanding of 123,264,038, 181,159,417, 543,387,219 and 562,499,617, respectively, $0.01 Par Value (1)Ж	$8.44	$9.98	$11.17	$10.43
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000
Investment Securities at Cost	$1,101,060,063	$1,838,998,204	$6,232,903,036	$5,772,890,249
Foreign Currencies at Cost	$1,690,283	$—	$—	$3,542,880
NET ASSETS CONSIST OF:
Paid-In Capital	$1,323,982,277	$1,940,165,035	$6,742,573,932	$6,245,561,336
Total Distributable Earnings (Loss)	(283,732,534)	(132,510,293)	(675,390,369)	(376,359,372)
NET ASSETS	$1,040,249,743	$1,807,654,742	$6,067,183,563	$5,869,201,964

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
160

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $46,226,577, $8,810,326, $80,737,409 and $300,067,270 of securities on loan, respectively)	$1,786,344,686	$821,569,280	$3,144,065,656	$12,462,948,297
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $47,151,899, $9,000,935, $82,465,957 and $305,903,936, respectively)	47,151,530	9,000,935	82,461,740	305,873,082
Foreign Currencies at Value	465,841	920,180	804,851	1,181,094
Segregated Cash for TBA Securities	—	—	583,810	—
Cash	5,144,759	4,526,862	69,542,720	314,734,798
Receivables:
Investment Securities Sold	107,982	4,721,931	6,681,454	—
Dividends, Interest and Tax Reclaims	24,961,018	10,044,202	33,492,817	127,208,574
Securities Lending Income	24,869	2,633	27,002	110,538
Fund Shares Sold	829,474	1,052,860	3,289,359	9,040,434
Unrealized Gain on Forward Currency Contracts	604,971	705,521	1,546,523	129,334
Unrealized Gain on Foreign Currency Contracts	—	—	74,133	—
Prepaid Expenses and Other Assets	47,785	32,029	35,359	73,280
Total Assets	1,865,682,915	852,576,433	3,342,605,424	13,221,299,431
LIABILITIES:
Payables:
Upon Return of Securities Loaned	47,235,524	9,009,624	82,507,785	306,382,951
Investment Securities Purchased	—	—	327,008,860	169,087,787
Fund Shares Redeemed	920,818	628,173	2,918,332	111,258,804
Due to Advisor	239,131	110,491	465,302	1,685,811
Due to Directors'/Trustees'	24,973	9,225	28,349	126,173
Due to CCO	204	97	325	1,435
Segregated Cash for TBA Securities	—	—	3,707	—
Unrealized Loss on Forward Currency Contracts	5,251,795	6,612,873	16,423,549	21,990,522
Unrealized Loss on Foreign Currency Contracts	—	20,196	55,684	—
Accrued Expenses and Other Liabilities	77,117	53,750	95,801	306,131
Total Liabilities	53,749,562	16,444,429	429,507,694	610,839,614
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,811,933,353	$836,132,004	$2,913,097,730	$12,610,459,817
Institutional Class Shares — based on shares outstanding of 186,597,704, 87,097,535, 317,053,923 and 1,243,224,632, respectively, $0.01 Par Value (1)Ж	$9.71	$9.60	$9.19	$10.14
(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000
Investment Securities at Cost	$1,811,218,762	$808,262,787	$3,200,714,308	$12,906,778,346
Foreign Currencies at Cost	$463,664	$918,743	$800,772	$1,171,454
NET ASSETS CONSIST OF:
Paid-In Capital	$2,055,900,034	$880,877,378	$3,370,541,796	$13,915,138,521
Total Distributable Earnings (Loss)	(243,966,681)	(44,745,374)	(457,444,066)	(1,304,678,704)
NET ASSETS	$1,811,933,353	$836,132,004	$2,913,097,730	$12,610,459,817

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
161

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,340,566,244	—	—	—
Investment Securities at Value	336,509,177	$401,310,190	$5,126,270,896	$2,160,053,060
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $36,102,343, respectively)	—	—	—	36,102,343
Foreign Currencies at Value	—	—	—	1,150,478
Segregated Cash for Swaps Contracts	—	—	—	5,136
Cash	—	2,402,480	—	22,692,936
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	—	31,463,245
Dividends and Interest	800,547	433,684	14,007,376	20,412,914
Securities Lending Income	—	—	—	10,160
Fund Shares Sold	728,374	316,718	4,301,553	2,927,098
Unrealized Gain on Swap Contracts	—	—	—	18,941,289
Unrealized Gain on Forward Currency Contracts	—	—	—	439,240
Prepaid Expenses and Other Assets	13,155	15,083	27,735	25,372
Total Assets	1,678,617,497	404,478,155	5,144,607,560	2,294,223,271
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	36,098,969
Investment Securities/Affiliated Investment Companies Purchased	—	—	—	32,202,413
Fund Shares Redeemed	430,905	4,318	4,810,700	1,333,952
Due to Advisor	19,979	33,266	378,767	322,283
Due to Directors'/Trustees'	18,375	4,003	62,273	21,651
Due to CCO	188	45	574	244
Segregated Cash for Swap Contracts	—	—	—	19,574,870
Unrealized Loss on Swap Contracts	—	—	—	2,525,303
Unrealized Loss on Forward Currency Contracts	—	—	—	6,560,072
Accrued Expenses and Other Liabilities	54,010	13,941	149,651	89,907
Total Liabilities	523,457	55,573	5,401,965	98,729,664
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,678,094,040	$404,422,582	$5,139,205,595	$2,195,493,607
Institutional Class Shares — based on shares outstanding of 179,191,200, 79,479,464, 455,783,688 and 205,077,311, respectively, $0.01 Par Value (1)Ж	$9.36	$5.09	$11.28	$10.71
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$1,423,964,950	$—	$—	$—
Investment Securities at Cost	$328,813,065	$561,906,886	$5,437,199,252	$2,151,851,460
Foreign Currencies at Cost	$—	$—	$—	$1,144,222
NET ASSETS CONSIST OF:
Paid-In Capital	$1,855,458,349	$637,506,168	$5,692,055,778	$2,137,273,205
Total Distributable Earnings (Loss)	(177,364,309)	(233,083,586)	(552,850,183)	58,220,402
NET ASSETS	$1,678,094,040	$404,422,582	$5,139,205,595	$2,195,493,607

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
162

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $7,413,802 of securities on loan, respectively)	$321,797,113
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $7,587,563)	7,587,563
Foreign Currencies at Value	215,189
Segregated Cash for Swaps Contracts	1,133,550
Cash	6,640,893
Receivables:
Investment Securities Sold	1,335,465
Dividends, Interest and Tax Reclaims	3,588,899
Securities Lending Income	2,591
Fund Shares Sold	95,801
Unrealized Gain on Swap Contracts	10,271,157
Unrealized Gain on Forward Currency Contracts	153,731
Unrealized Gain on Foreign Currency Contracts	14,878
Prepaid Expenses and Other Assets	26,175
Total Assets	352,863,005
LIABILITIES:
Payables:
Upon Return of Securities Loaned	7,587,438
Investment Securities Purchased	33,499,936
Fund Shares Redeemed	75,807
Due to Advisor	56,303
Due to Directors'/Trustees'	2,907
Due to CCO	34
Segregated Cash for Swap Contracts	2,470,000
Unrealized Loss on Swap Contracts	206,795
Unrealized Loss on Forward Currency Contracts	2,174,144
Unrealized Loss on Foreign Currency Contracts	11,909
Accrued Expenses and Other Liabilities	101,211
Total Liabilities	46,186,484
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$306,676,521
Institutional Class Shares — based on shares outstanding of 31,357,542, $0.01 Par Value (1)Ж	$9.78
(1) NUMBER OF SHARES AUTHORIZED	500,000,000
Investment Securities at Cost	$326,195,673
Foreign Currencies at Cost	$214,113
NET ASSETS CONSIST OF:
Paid-In Capital	$331,187,544
Total Distributable Earnings (Loss)	(24,511,023)
NET ASSETS	$306,676,521

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
163

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Dividend Income from Affiliates	$95,087	$171,042	$59,319	$60,274
Interest	86,534,948	85,243,271	18,139,848	151,956,644
Income from Securities Lending, Net	6,037	17,837	3,999	5,354
Total Investment Income	86,636,072	85,432,150	18,203,166	152,022,272
Expenses
Investment Management Fees	2,212,829	3,205,571	725,029	8,455,143
Accounting Fees	61,071	65,042	30,618	127,431
Custodian Fees	22,403	35,833	17,039	127,095
Transfer Agent Fees
Institutional Class Shares	10,998	11,544	2,648	23,922
Shareholder Servicing Fees
Institutional Class Shares	273,112	260,989	39,156	809,945
Filing Fees
Institutional Class Shares	25,512	32,359	19,346	61,545
Shareholders' Reports
Institutional Class Shares	42,976	36,532	14,797	105,212
Directors'/Trustees' Fees & Expenses	19,901	20,640	4,662	42,640
CCO Fees	1,261	1,304	295	2,671
Professional Fees	24,158	25,616	5,803	52,945
Other	32,354	43,583	10,067	70,153
Total Expenses	2,726,575	3,739,013	869,460	9,878,702
Net Expenses	2,726,575	3,739,013	869,460	9,878,702
Net Investment Income (Loss)	83,909,497	81,693,137	17,333,706	142,143,570
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	146,641	6,583,854	(839,034)	2,492,004
Affiliated Investment Companies Shares Sold	(938)	(479)	(1,049)	(632)
Foreign Currency Transactions	—	(1,469,205)	(104,650)	(569,668)
Forward Currency Contracts	—	(29,334,392)	8,428,649	(4,476,822)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	579,957	58,680,817	5,144,100	92,293,501
Affiliated Investment Companies Shares	—	—	(48)	(51)
Translation of Foreign Currency-Denominated Amounts	—	247,429	135,477	1,134,512
Forward Currency Contracts.	—	(38,087,693)	(16,563,350)	(141,293,738)
Net Realized and Unrealized Gain (Loss)	725,660	(3,379,669)	(3,799,905)	(50,420,894)
Net Increase (Decrease) in Net Assets Resulting from Operations	$84,635,157	$78,313,468	$13,533,801	$91,722,676
See accompanying Notes to Financial Statements.
164

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	DFA International Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio
Investment Income
Dividend Income from Affiliates	—	—	—	$540,050
Interest	$12,007,708	$33,608,004	$99,116,105	112,064,573
Income from Securities Lending, Net	—	—	—	46,623
Total Investment Income	12,007,708	33,608,004	99,116,105	112,651,246
Expenses
Investment Management Fees	800,107	1,239,491	2,713,970	4,338,780
Accounting Fees	15,953	23,346	78,259	94,937
Custodian Fees	25,259	8,328	26,919	53,048
Transfer Agent Fees
Institutional Class Shares	2,562	4,471	15,247	14,528
Shareholder Servicing Fees
Institutional Class Shares	75,742	127,450	419,789	444,962
Filing Fees
Institutional Class Shares	19,646	18,223	47,190	39,106
Shareholders' Reports
Institutional Class Shares	23,964	24,644	54,098	77,385
Directors'/Trustees' Fees & Expenses	4,454	7,918	27,205	26,033
CCO Fees	285	504	1,714	1,648
Professional Fees	5,528	9,667	33,244	32,170
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	17,689	—	—	—
Other	10,316	13,616	43,551	43,760
Total Expenses	1,001,505	1,477,658	3,461,186	5,166,357
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	895	—	—	—
Fees Paid Indirectly (Note C)	11,676	—	—	—
Net Expenses	988,934	1,477,658	3,461,186	5,166,357
Net Investment Income (Loss)	11,018,774	32,130,346	95,654,919	107,484,889
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(12,952,613)	78,078	(14,516,155)	8,634,178
Affiliated Investment Companies Shares Sold	—	—	—	(7,522)
Foreign Currency Transactions	159,134	—	—	(210,946)
Forward Currency Contracts	10,705,381	—	—	6,635,100
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	849,956	203,479	(53,618,618)	(3,319,617)
Translation of Foreign Currency-Denominated Amounts	134,014	—	—	221,863
Forward Currency Contracts.	(22,470,701)	—	—	(35,226,812)
Net Realized and Unrealized Gain (Loss)	(23,574,829)	281,557	(68,134,773)	(23,273,756)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,556,055)	$32,411,903	$27,520,146	$84,211,133
See accompanying Notes to Financial Statements.
165

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	DFA Intermediate- Term Extended Quality Portfolio	DFA Targeted Credit Portfolio	DFA Global Core Plus Fixed Income Portfolio	DFA Investment Grade Portfolio
Investment Income
Dividend Income from Affiliates	$998,862	$148,923	$1,288,195	$6,479,715
Interest	38,640,602	15,248,209	54,072,554	243,977,305
Income from Securities Lending, Net	130,280	14,447	115,203	689,133
Total Investment Income	39,769,744	15,411,579	55,475,952	251,146,153
Expenses
Investment Management Fees	1,426,791	766,497	2,822,474	10,030,106
Accounting Fees	43,162	26,561	55,962	181,884
Custodian Fees	17,262	12,913	40,847	57,767
Transfer Agent Fees
Institutional Class Shares	4,510	2,206	6,998	31,208
Shareholder Servicing Fees
Institutional Class Shares	156,912	76,017	222,658	983,601
Filing Fees
Institutional Class Shares	24,437	22,519	30,033	59,734
Shareholders' Reports
Institutional Class Shares	28,630	20,969	41,270	106,767
Directors'/Trustees' Fees & Expenses	8,109	3,849	12,504	55,833
CCO Fees	507	242	804	3,573
Professional Fees	9,932	4,818	15,531	68,454
Other	14,930	8,950	29,993	87,476
Total Expenses	1,735,182	945,541	3,279,074	11,666,403
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	93,877	33,229	—
Net Expenses	1,735,182	851,664	3,245,845	11,666,403
Net Investment Income (Loss)	38,034,562	14,559,915	52,230,107	239,479,750
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,617,760)	3,956,757	(8,253,983)	(13,399,857)
Affiliated Investment Companies Shares Sold	(11,082)	(2,017)	(10,750)	(27,794)
Foreign Currency Transactions	30,453	37,708	183,939	101,611
Forward Currency Contracts	6,999,047	3,463,630	2,056,783	(18,257,759)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(20,223,394)	216,903	(14,051,732)	(132,888,652)
Affiliated Investment Companies Shares	(369)	—	(4,217)	(30,854)
Translation of Foreign Currency-Denominated Amounts	109,309	84,222	323,500	214,345
Forward Currency Contracts.	(12,537,580)	(12,594,124)	(31,245,822)	(27,715,360)
Net Realized and Unrealized Gain (Loss)	(29,251,376)	(4,836,921)	(51,002,282)	(192,004,320)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,783,186	$9,722,994	$1,227,825	$47,475,430
See accompanying Notes to Financial Statements.
166

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	DFA Diversified Fixed Income Portfolio	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio
Investment Income
Dividend Income from Affiliates	$23,391,861	—	—	$496,690
Interest	5,983,567	$9,506,494	$66,182,426	40,535,082
Income from Securities Lending, Net	—	—	—	33,980
Total Investment Income	29,375,428	9,506,494	66,182,426	41,065,752
Expenses
Investment Management Fees	1,001,611	201,382	2,278,210	1,898,942
Accounting Fees	8,448	6,306	65,357	47,636
Custodian Fees	1,997	1,346	23,244	23,315
Transfer Agent Fees
Institutional Class Shares	4,309	1,053	13,390	5,284
Shareholder Servicing Fees
Institutional Class Shares	154,196	4,062	192,038	178,914
Filing Fees
Institutional Class Shares	20,346	10,719	29,067	27,981
Shareholders' Reports
Institutional Class Shares	17,256	11,446	63,607	40,421
Directors'/Trustees' Fees & Expenses	7,626	1,789	23,001	9,333
CCO Fees	475	114	1,440	602
Professional Fees	6,255	2,202	28,335	11,433
Other	4,856	4,300	38,421	30,070
Total Expenses	1,227,375	244,719	2,756,110	2,273,931
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	864,811	—	—	—
Net Expenses	362,564	244,719	2,756,110	2,273,931
Net Investment Income (Loss)	29,012,864	9,261,775	63,426,316	38,791,821
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	209,446	(6,671,805)	(4,481,544)	2,406,379
Affiliated Investment Companies Shares Sold	(3,139,943)	—	—	—
Futures	—	—	—	(72,971)
Swap Contracts	—	—	—	18,727,333
Foreign Currency Transactions	—	—	—	(52,219)
Forward Currency Contracts	—	—	—	3,573,501
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(114,437)	(21,604,590)	(4,783,825)	(3,595,685)
Affiliated Investment Companies Shares	(7,861,354)	—	—	—
Swap Contracts	—	—	—	(1,729,955)
Translation of Foreign Currency-Denominated Amounts	—	—	—	101,706
Forward Currency Contracts.	—	—	—	(13,189,205)
Net Realized and Unrealized Gain (Loss)	(10,906,288)	(28,276,395)	(9,265,369)	6,168,884
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,106,576	$(19,014,620)	$54,160,947	$44,960,705
See accompanying Notes to Financial Statements.
167

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

DFA Global Core Plus Real Return Portfolio
Investment Income
Dividend Income from Affiliates	$144,231
Interest	5,414,792
Income from Securities Lending, Net	11,504
Total Investment Income	5,570,527
Expenses
Investment Management Fees	308,512
Accounting Fees	15,075
Custodian Fees	3,351
Transfer Agent Fees
Institutional Class Shares	740
Shareholder Servicing Fees
Institutional Class Shares	25,976
Filing Fees
Institutional Class Shares	16,147
Shareholders' Reports
Institutional Class Shares	11,154
Directors'/Trustees' Fees & Expenses	1,288
CCO Fees	84
Professional Fees	1,588
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	20,839
Other	21,354
Total Expenses	426,108
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	68
Net Expenses	426,040
Net Investment Income (Loss)	5,144,487
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,496,372)
Affiliated Investment Companies Shares Sold	(1,336)
Futures	(7,681)
Swap Contracts	567,139
Foreign Currency Transactions	1,130,964
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(554,627)
Swap Contracts	2,544,580
Translation of Foreign Currency-Denominated Amounts	34,833
Forward Currency Contracts.	(4,059,109)
Net Realized and Unrealized Gain (Loss)	(1,841,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,302,878
See accompanying Notes to Financial Statements.
168

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,909,497	$193,634,963	$81,693,137	$187,089,896
Net Realized Gain (Loss) on:
Investment Securities Sold	146,641	655,842	6,583,854	(2,194,579)
Affiliated Investment Companies Shares Sold	(938)	(161)	(479)	5,743
Foreign Currency Transactions	—	—	(1,469,205)	(51,193)
Forward Currency Contracts	—	—	(29,334,392)	15,243,111
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	579,957	(808,066)	58,680,817	6,889,032
Affiliated Investment Companies Shares	—	—	—	(2,606)
Translation of Foreign Currency-Denominated Amounts	—	—	247,429	(8,921)
Forward Currency Contracts	—	—	(38,087,693)	(3,496,048)
Net Increase (Decrease) in Net Assets Resulting from Operations	84,635,157	193,482,578	78,313,468	203,474,435
Distributions:
Institutional Class Shares	(81,954,410)	(190,507,414)	(95,277,151)	(214,693,959)
Capital Share Transactions (1):
Shares Issued	1,044,895,003	1,339,959,025	384,977,707	653,754,867
Shares Issued in Lieu of Cash Distributions	72,651,626	170,382,560	78,591,962	178,848,512
Shares Redeemed	(793,940,026)	(1,618,882,334)	(342,380,467)	(788,933,183)
Net Increase (Decrease) from Capital Share Transactions	323,606,603	(108,540,749)	121,189,202	43,670,196
Total Increase (Decrease) in Net Assets	326,287,350	(105,565,585)	104,225,519	32,450,672
Net Assets
Beginning of Period	4,247,452,117	4,353,017,702	4,574,959,953	4,542,509,281
End of Period	$4,573,739,467	$4,247,452,117	$4,679,185,472	$4,574,959,953
(1) Shares Issued and Redeemed:
Shares Issued	101,923,478	130,676,582	39,345,359	66,572,592
Shares Issued in Lieu of Cash Distributions	7,097,444	16,646,947	8,076,343	18,345,301
Shares Redeemed	(77,470,355)	(157,897,695)	(34,990,136)	(80,366,897)
Net Increase (Decrease) from Shares Issued and Redeemed	31,550,567	(10,574,166)	12,431,566	4,550,996
See accompanying Notes to Financial Statements.
169

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,333,706	$40,848,678	$142,143,570	$374,376,987
Net Realized Gain (Loss) on:
Investment Securities Sold	(839,034)	(1,636,939)	2,492,004	27,363,409
Affiliated Investment Companies Shares Sold	(1,049)	2,267	(632)	12,313
Foreign Currency Transactions	(104,650)	18,807	(569,668)	(331,482)
Forward Currency Contracts	8,428,649	(1,745,918)	(4,476,822)	56,922,689
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,144,100	8,095,140	92,293,501	(40,540,987)
Affiliated Investment Companies Shares	(48)	(213)	(51)	(5,293)
Translation of Foreign Currency-Denominated Amounts	135,477	(35,042)	1,134,512	(491,713)
Forward Currency Contracts	(16,563,350)	7,287,602	(141,293,738)	17,913,241
Net Increase (Decrease) in Net Assets Resulting from Operations	13,533,801	52,834,382	91,722,676	435,219,164
Distributions:
Institutional Class Shares	(42,620,651)	(44,531,649)	(206,833,315)	(399,330,651)
Capital Share Transactions (1):
Shares Issued	90,086,316	159,761,548	909,017,899	1,726,177,548
Shares Issued in Lieu of Cash Distributions	42,593,969	44,503,971	204,751,365	395,125,830
Shares Redeemed	(93,385,513)	(192,373,697)	(984,025,827)	(2,042,554,876)
Net Increase (Decrease) from Capital Share Transactions	39,294,772	11,891,822	129,743,437	78,748,502
Total Increase (Decrease) in Net Assets	10,207,922	20,194,555	14,632,798	114,637,015
Net Assets
Beginning of Period	1,044,689,091	1,024,494,536	9,468,834,199	9,354,197,184
End of Period	$1,054,897,013	$1,044,689,091	$9,483,466,997	$9,468,834,199
(1) Shares Issued and Redeemed:
Shares Issued	9,655,132	16,985,885	90,112,191	170,310,303
Shares Issued in Lieu of Cash Distributions	4,624,752	4,853,214	20,475,137	39,267,698
Shares Redeemed	(10,016,315)	(20,601,387)	(97,609,267)	(201,727,128)
Net Increase (Decrease) from Shares Issued and Redeemed	4,263,569	1,237,712	12,978,061	7,850,873
See accompanying Notes to Financial Statements.
170

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA International Government Fixed Income Portfolio		DFA Short-Term Government Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,018,774	$20,584,122	$32,130,346	$71,873,161
Net Realized Gain (Loss) on:
Investment Securities Sold	(12,952,613)	(23,508,976)	78,078	88,615
Foreign Currency Transactions	159,134	151,311	—	—
Forward Currency Contracts	10,705,381	(7,419,467)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	849,956	62,331,619	203,479	58,887
Translation of Foreign Currency-Denominated Amounts	134,014	57,847	—	—
Forward Currency Contracts	(22,470,701)	(4,074,571)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,556,055)	48,121,885	32,411,903	72,020,663
Distributions:
Institutional Class Shares	(12,916,532)	(28,809,238)	(32,024,033)	(71,552,794)
Capital Share Transactions (1):
Shares Issued	142,672,587	199,399,667	181,829,591	380,891,197
Shares Issued in Lieu of Cash Distributions	12,297,626	27,211,599	29,173,258	65,244,527
Shares Redeemed	(94,946,057)	(176,949,400)	(162,644,755)	(361,549,880)
Net Increase (Decrease) from Capital Share Transactions	60,024,156	49,661,866	48,358,094	84,585,844
Total Increase (Decrease) in Net Assets	34,551,569	68,974,513	48,745,964	85,053,713
Net Assets
Beginning of Period	1,005,698,174	936,723,661	1,758,908,778	1,673,855,065
End of Period	$1,040,249,743	$1,005,698,174	$1,807,654,742	$1,758,908,778
(1) Shares Issued and Redeemed:
Shares Issued	16,754,996	23,402,334	18,233,876	38,128,042
Shares Issued in Lieu of Cash Distributions	1,458,321	3,191,565	2,937,055	6,569,605
Shares Redeemed	(11,136,338)	(20,787,218)	(16,308,727)	(36,252,154)
Net Increase (Decrease) from Shares Issued and Redeemed	7,076,979	5,806,681	4,862,204	8,445,493
See accompanying Notes to Financial Statements.
171

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$95,654,919	$180,264,505	$107,484,889	$229,184,885
Net Realized Gain (Loss) on:
Investment Securities Sold	(14,516,155)	(48,330,556)	8,634,178	2,281,789
Affiliated Investment Companies Shares Sold	—	—	(7,522)	(175)
Foreign Currency Transactions	—	—	(210,946)	13,716
Forward Currency Contracts	—	—	6,635,100	(5,816,578)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(53,618,618)	205,553,671	(3,319,617)	57,917,105
Affiliated Investment Companies Shares	—	—	—	(1,105)
Translation of Foreign Currency-Denominated Amounts	—	—	221,863	40,182
Forward Currency Contracts	—	—	(35,226,812)	2,008,355
Net Increase (Decrease) in Net Assets Resulting from Operations	27,520,146	337,487,620	84,211,133	285,628,174
Distributions:
Institutional Class Shares	(91,984,897)	(176,689,839)	(108,558,275)	(242,509,625)
Capital Share Transactions (1):
Shares Issued	558,150,902	1,084,454,984	524,871,830	1,039,845,386
Shares Issued in Lieu of Cash Distributions	87,161,399	167,995,921	107,370,679	240,130,103
Shares Redeemed	(579,184,240)	(1,361,493,112)	(514,896,825)	(1,242,029,143)
Net Increase (Decrease) from Capital Share Transactions	66,128,061	(109,042,207)	117,345,684	37,946,346
Total Increase (Decrease) in Net Assets	1,663,310	51,755,574	92,998,542	81,064,895
Net Assets
Beginning of Period	6,065,520,253	6,013,764,679	5,776,203,422	5,695,138,527
End of Period	$6,067,183,563	$6,065,520,253	$5,869,201,964	$5,776,203,422
(1) Shares Issued and Redeemed:
Shares Issued	49,547,204	98,022,294	50,136,905	99,325,472
Shares Issued in Lieu of Cash Distributions	7,794,473	15,157,826	10,293,277	22,975,952
Shares Redeemed	(51,398,095)	(123,252,898)	(49,215,921)	(118,755,506)
Net Increase (Decrease) from Shares Issued and Redeemed	5,943,582	(10,072,778)	11,214,261	3,545,918
See accompanying Notes to Financial Statements.
172

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$38,034,562	$79,935,831	$14,559,915	$29,794,207
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,617,760)	(24,008,473)	3,956,757	13,952,878
Affiliated Investment Companies Shares Sold	(11,082)	(1,679)	(2,017)	—
Foreign Currency Transactions	30,453	185,937	37,708	205,866
Forward Currency Contracts	6,999,047	2,664,172	3,463,630	(14,162,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(20,223,394)	63,574,870	216,903	11,571,141
Affiliated Investment Companies Shares	(369)	(1,247)	—	(160)
Translation of Foreign Currency-Denominated Amounts	109,309	2,776	84,222	(22,566)
Forward Currency Contracts	(12,537,580)	3,364,345	(12,594,124)	5,958,343
Net Increase (Decrease) in Net Assets Resulting from Operations	8,783,186	125,716,532	9,722,994	47,297,052
Distributions:
Institutional Class Shares	(36,113,160)	(85,288,527)	(16,024,104)	(35,261,386)
Capital Share Transactions (1):
Shares Issued	216,454,336	297,732,398	115,569,027	260,087,793
Shares Issued in Lieu of Cash Distributions	35,102,797	82,792,753	15,882,070	34,953,531
Shares Redeemed	(174,159,381)	(513,023,095)	(128,443,799)	(239,132,835)
Net Increase (Decrease) from Capital Share Transactions	77,397,752	(132,497,944)	3,007,298	55,908,489
Total Increase (Decrease) in Net Assets	50,067,778	(92,069,939)	(3,293,812)	67,944,155
Net Assets
Beginning of Period	1,761,865,575	1,853,935,514	839,425,816	771,481,661
End of Period	$1,811,933,353	$1,761,865,575	$836,132,004	$839,425,816
(1) Shares Issued and Redeemed:
Shares Issued	22,038,923	30,753,212	11,956,332	27,072,306
Shares Issued in Lieu of Cash Distributions	3,594,782	8,511,584	1,651,909	3,636,750
Shares Redeemed	(17,738,807)	(53,065,470)	(13,309,580)	(24,825,880)
Net Increase (Decrease) from Shares Issued and Redeemed	7,894,898	(13,800,674)	298,661	5,883,176
See accompanying Notes to Financial Statements.
173

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$52,230,107	$97,410,999	$239,479,750	$466,345,270
Net Realized Gain (Loss) on:
Investment Securities Sold	(8,253,983)	(33,102,356)	(13,399,857)	(75,890,648)
Affiliated Investment Companies Shares Sold	(10,750)	4,772	(27,794)	31,796
Foreign Currency Transactions	183,939	774,922	101,611	97,767
Forward Currency Contracts	2,056,783	5,438,975	(18,257,759)	13,448,245
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,051,732)	104,493,681	(132,888,652)	347,921,351
Affiliated Investment Companies Shares	(4,217)	(68)	(30,854)	(2,039)
Translation of Foreign Currency-Denominated Amounts	323,500	(34,723)	214,345	84,313
Forward Currency Contracts	(31,245,822)	(1,996,248)	(27,715,360)	(11,250,769)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,227,825	172,989,954	47,475,430	740,785,286
Distributions:
Institutional Class Shares	(62,838,997)	(115,595,780)	(246,750,534)	(443,907,879)
Capital Share Transactions (1):
Shares Issued	398,636,149	647,015,204	1,379,049,171	2,617,609,538
Shares Issued in Lieu of Cash Distributions	62,563,654	115,282,613	239,898,512	429,097,396
Shares Redeemed	(305,746,390)	(639,668,447)	(1,262,805,957)	(2,772,611,730)
Net Increase (Decrease) from Capital Share Transactions	155,453,413	122,629,370	356,141,726	274,095,204
Total Increase (Decrease) in Net Assets	93,842,241	180,023,544	156,866,622	570,972,611
Net Assets
Beginning of Period	2,819,255,489	2,639,231,945	12,453,593,195	11,882,620,584
End of Period	$2,913,097,730	$2,819,255,489	$12,610,459,817	$12,453,593,195
(1) Shares Issued and Redeemed:
Shares Issued	43,040,868	70,069,698	134,878,482	259,857,707
Shares Issued in Lieu of Cash Distributions	6,827,192	12,476,281	23,685,292	42,627,124
Shares Redeemed	(33,014,060)	(69,461,081)	(123,736,149)	(275,294,185)
Net Increase (Decrease) from Shares Issued and Redeemed	16,854,000	13,084,898	34,827,625	27,190,646
See accompanying Notes to Financial Statements.
174

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,012,864	$65,588,846	$9,261,775	$23,890,402
Net Realized Gain (Loss) on:
Investment Securities Sold	209,446	3,836,402	(6,671,805)	(36,530,170)
Affiliated Investment Companies Shares Sold	(3,139,943)	(9,870,732)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(114,437)	7,148,351	(21,604,590)	9,091,932
Affiliated Investment Companies Shares	(7,861,354)	32,295,230	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	18,106,576	98,998,097	(19,014,620)	(3,547,836)
Distributions:
Institutional Class Shares	(28,177,558)	(64,310,366)	(7,921,485)	(21,672,282)
Capital Share Transactions (1):
Shares Issued	153,405,593	311,605,467	44,457,014	128,931,285
Shares Issued in Lieu of Cash Distributions	28,144,832	64,262,332	7,921,485	21,672,282
Shares Redeemed	(186,201,461)	(434,687,329)	(34,000,888)	(80,611,367)
Net Increase (Decrease) from Capital Share Transactions	(4,651,036)	(58,819,530)	18,377,611	69,992,200
Total Increase (Decrease) in Net Assets	(14,722,018)	(24,131,799)	(8,558,494)	44,772,082
Net Assets
Beginning of Period	1,692,816,058	1,716,947,857	412,981,076	368,208,994
End of Period	$1,678,094,040	$1,692,816,058	$404,422,582	$412,981,076
(1) Shares Issued and Redeemed:
Shares Issued	16,340,205	33,598,241	8,579,790	23,916,101
Shares Issued in Lieu of Cash Distributions	3,019,832	6,946,754	1,523,363	3,986,857
Shares Redeemed	(19,840,239)	(46,856,786)	(6,488,298)	(14,762,392)
Net Increase (Decrease) from Shares Issued and Redeemed	(480,202)	(6,311,791)	3,614,855	13,140,566
See accompanying Notes to Financial Statements.
175

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,426,316	$177,764,103	$38,791,821	$81,238,904
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,481,544)	(51,032,745)	2,406,379	(420,242)
Affiliated Investment Companies Shares Sold	—	—	—	1,870
Futures	—	—	(72,971)	(71,119)
Swap Contracts	—	—	18,727,333	25,690,179
Foreign Currency Transactions	—	—	(52,219)	3,654,508
Forward Currency Contracts	—	—	3,573,501	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,783,825)	179,917,553	(3,595,685)	17,690,434
Affiliated Investment Companies Shares	—	—	—	(650)
Swap Contracts	—	—	(1,729,955)	(17,947,639)
Translation of Foreign Currency-Denominated Amounts	—	—	101,706	(12,084)
Forward Currency Contracts	—	—	(13,189,205)	322,477
Net Increase (Decrease) in Net Assets Resulting from Operations	54,160,947	306,648,911	44,960,705	110,146,638
Distributions:
Institutional Class Shares	(54,314,857)	(155,110,065)	(94,239,721)	(78,374,870)
Capital Share Transactions (1):
Shares Issued	583,794,754	1,299,676,817	339,129,063	570,601,404
Shares Issued in Lieu of Cash Distributions	53,552,363	152,923,152	92,401,043	77,573,390
Shares Redeemed	(657,758,636)	(1,501,660,875)	(280,110,571)	(527,179,330)
Net Increase (Decrease) from Capital Share Transactions	(20,411,519)	(49,060,906)	151,419,535	120,995,464
Total Increase (Decrease) in Net Assets	(20,565,429)	102,477,940	102,140,519	152,767,232
Net Assets
Beginning of Period	5,159,771,024	5,057,293,084	2,093,353,088	1,940,585,856
End of Period	$5,139,205,595	$5,159,771,024	$2,195,493,607	$2,093,353,088
(1) Shares Issued and Redeemed:
Shares Issued	52,127,335	117,559,455	31,852,205	53,063,019
Shares Issued in Lieu of Cash Distributions	4,811,533	13,751,196	8,808,489	7,416,194
Shares Redeemed	(58,683,132)	(135,623,269)	(26,374,813)	(49,201,103)
Net Increase (Decrease) from Shares Issued and Redeemed	(1,744,264)	(4,312,618)	14,285,881	11,278,110
See accompanying Notes to Financial Statements.
176

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,144,487	$9,151,690
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,496,372)	(3,377,389)
Affiliated Investment Companies Shares Sold	(1,336)	—
Futures	(7,681)	(8,546)
Swap Contracts	567,139	914,500
Foreign Currency Transactions	1,130,964	(192,010)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(554,627)	11,903,614
Affiliated Investment Companies Shares	—	(84)
Swap Contracts	2,544,580	485,968
Translation of Foreign Currency-Denominated Amounts	34,833	(9,917)
Forward Currency Contracts	(4,059,109)	457,289
Net Increase (Decrease) in Net Assets Resulting from Operations	3,302,878	19,325,115
Distributions:
Institutional Class Shares	(6,351,174)	(10,495,131)
Capital Share Transactions (1):
Shares Issued	40,189,874	51,795,336
Shares Issued in Lieu of Cash Distributions	6,339,577	10,476,797
Shares Redeemed	(24,043,564)	(49,100,732)
Net Increase (Decrease) from Capital Share Transactions	22,485,887	13,171,401
Total Increase (Decrease) in Net Assets	19,437,591	22,001,385
Net Assets
Beginning of Period	287,238,930	265,237,545
End of Period	$306,676,521	$287,238,930
(1) Shares Issued and Redeemed:
Shares Issued	4,126,047	5,340,321
Shares Issued in Lieu of Cash Distributions	658,563	1,081,909
Shares Redeemed	(2,474,464)	(5,080,187)
Net Increase (Decrease) from Shares Issued and Redeemed	2,310,146	1,342,043
See accompanying Notes to Financial Statements.
177

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.24	$10.23	$10.20	$10.01	$10.30	$10.30
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.43	0.53	0.29	0.08	(—)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.02	0.01	0.19	(0.30)	—
Total from Investment Operations	0.20	0.45	0.54	0.48	(0.22)	—
Less Distributions:
Net Investment Income	(0.19)	(0.44)	(0.51)	(0.29)	(0.07)	(—)
Total Distributions	(0.19)	(0.44)	(0.51)	(0.29)	(0.07)	—
Net Asset Value, End of Period	$10.25	$10.24	$10.23	$10.20	$10.01	$10.30
Total Return	1.94%(B)	4.49%	5.46%	4.84%	(2.10%)	0.02%
Net Assets, End of Period (thousands)	$4,573,739	$4,247,452	$4,353,018	$4,455,995	$5,349,458	$5,858,298
Ratio of Expenses to Average Net Assets	0.12%(C)	0.12%	0.13%	0.13%	0.13%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%(C)	0.12%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.79%(C)	4.36%	5.15%	2.89%	0.79%	—
Portfolio Turnover Rate	43%(B)	78%	47%	37%	67%	96%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
178

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.84	$9.87	$9.76	$9.56	$9.91	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.40	0.46	0.24	0.08	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.04	0.07	0.20	(0.41)	(0.04)
Total from Investment Operations	0.16	0.44	0.53	0.44	(0.33)	(0.03)
Less Distributions:
Net Investment Income	(0.20)	(0.47)	(0.42)	(0.24)	(0.02)	(0.06)
Total Distributions	(0.20)	(0.47)	(0.42)	(0.24)	(0.02)	(0.06)
Net Asset Value, End of Period	$9.80	$9.84	$9.87	$9.76	$9.56	$9.91
Total Return	1.69%(B)	4.57%	5.59%	4.61%	(3.31%)	(0.33%)
Net Assets, End of Period (thousands)	$4,679,185	$4,574,960	$4,542,509	$4,623,499	$5,038,948	$5,693,916
Ratio of Expenses to Average Net Assets	0.16%(C)	0.16%	0.16%	0.17%	0.16%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16%(C)	0.16%	0.16%	0.17%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.57%(C)	4.14%	4.66%	2.45%	0.85%	0.09%
Portfolio Turnover Rate	32%(B)	78%	52%	31%	111%	93%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
179

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.60	$9.53	$9.31	$8.82	$9.76	$9.76
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.37	0.41	0.26	0.13	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	0.11	0.16	0.23	(0.90)	(0.08)
Total from Investment Operations	0.12	0.48	0.57	0.49	(0.77)	—
Less Distributions:
Net Investment Income	(0.39)	(0.41)	(0.35)	(—)	(0.17)	(—)
Total Distributions	(0.39)	(0.41)	(0.35)	—	(0.17)	—
Net Asset Value, End of Period	$9.33	$9.60	$9.53	$9.31	$8.82	$9.76
Total Return	1.34%(B)	5.28%	6.38%	5.60%	(8.03%)	0.03%
Net Assets, End of Period (thousands)	$1,054,897	$1,044,689	$1,024,495	$1,005,226	$1,019,142	$1,235,970
Ratio of Expenses to Average Net Assets	0.17%(C)	0.17%	0.17%	0.16%	0.16%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%(C)	0.17%	0.17%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.35%(C)	4.04%	4.43%	2.82%	1.42%	0.80%
Portfolio Turnover Rate	27%(B)	39%	53%	45%	62%	94%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
180

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17	$10.13	$10.12	$9.90	$10.78	$10.89
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.40	0.47	0.29	0.12	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)	0.07	0.07	0.16	(0.88)	(0.15)
Total from Investment Operations	0.10	0.47	0.54	0.45	(0.76)	(0.11)
Less Distributions:
Net Investment Income	(0.22)	(0.43)	(0.53)	(0.23)	(0.12)	(—)
Total Distributions	(0.22)	(0.43)	(0.53)	(0.23)	(0.12)	—
Net Asset Value, End of Period	$10.05	$10.17	$10.13	$10.12	$9.90	$10.78
Total Return	1.03%(B)	4.77%	5.52%	4.58%	(7.15%)	(0.98%)
Net Assets, End of Period (thousands)	$9,483,467	$9,468,834	$9,354,197	$9,623,652	$10,460,717	$13,621,273
Ratio of Expenses to Average Net Assets	0.21%(C)	0.21%	0.21%	0.22%	0.23%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%(C)	0.21%	0.21%	0.22%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.03%(C)	3.99%	4.61%	2.93%	1.17%	0.39%
Portfolio Turnover Rate	12%(B)	44%	56%	43%	111%	126%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
181

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA International Government Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$8.66	$8.49	$8.08	$8.20	$10.10	$10.85
Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.18	0.15	0.11	0.08	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.20)	0.25	0.62	(0.07)	(1.79)	(0.64)
Total from Investment Operations	(0.11)	0.43	0.77	0.04	(1.71)	(0.57)
Less Distributions:
Net Investment Income	(0.11)	(0.26)	(0.36)	(0.16)	(0.09)	(0.09)
Net Realized Gains	—	—	—	—	(0.10)	(0.09)
Total Distributions	(0.11)	(0.26)	(0.36)	(0.16)	(0.19)	(0.18)
Net Asset Value, End of Period	$8.44	$8.66	$8.49	$8.08	$8.20	$10.10
Total Return	(1.27%)(B)	5.12%	9.62%	0.45%	(17.33%)	(5.34%)
Net Assets, End of Period (thousands)	$1,040,250	$1,005,698	$936,724	$1,045,941	$1,118,915	$1,723,236
Ratio of Expenses to Average Net Assets	0.20%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%(C)	0.20%	0.20%	0.20%	0.20%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.20%(C)	2.15%	1.72%	1.29%	0.83%	0.70%
Portfolio Turnover Rate	13%(B)	56%	44%	21%	41%	31%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
182

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Government Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.98	$9.97	$9.94	$9.76	$10.43	$10.56
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.41	0.51	0.32	0.15	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.02	0.01	0.15	(0.69)	(0.13)
Total from Investment Operations	0.18	0.43	0.52	0.47	(0.54)	(0.12)
Less Distributions:
Net Investment Income	(0.18)	(0.42)	(0.49)	(0.29)	(0.13)	(0.01)
Total Distributions	(0.18)	(0.42)	(0.49)	(0.29)	(0.13)	(0.01)
Net Asset Value, End of Period	$9.98	$9.98	$9.97	$9.94	$9.76	$10.43
Total Return	1.82%(B)	4.37%	5.31%	4.84%	(5.19%)	(1.15%)
Net Assets, End of Period (thousands)	$1,807,655	$1,758,909	$1,673,855	$1,492,484	$1,571,784	$1,748,372
Ratio of Expenses to Average Net Assets	0.17%(C)	0.17%	0.17%	0.18%	0.18%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%(C)	0.17%	0.17%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.63%(C)	4.21%	5.14%	3.24%	1.53%	0.11%
Portfolio Turnover Rate	28%(B)	63%	37%	74%	226%	58%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
183

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$11.29	$10.98	$10.40	$10.68	$12.79	$13.72
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.33	0.31	0.26	0.19	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	0.31	0.56	(0.31)	(2.00)	(0.61)
Total from Investment Operations	0.05	0.64	0.87	(0.05)	(1.81)	(0.42)
Less Distributions:
Net Investment Income	(0.17)	(0.33)	(0.29)	(0.23)	(0.17)	(0.17)
Net Realized Gains	—	—	—	—	(0.13)	(0.34)
Total Distributions	(0.17)	(0.33)	(0.29)	(0.23)	(0.30)	(0.51)
Net Asset Value, End of Period	$11.17	$11.29	$10.98	$10.40	$10.68	$12.79
Total Return	0.46%(B)	5.92%	8.43%	(0.51%)	(14.37%)	(3.20%)
Net Assets, End of Period (thousands)	$6,067,184	$6,065,520	$6,013,765	$5,242,890	$4,787,713	$6,200,229
Ratio of Expenses to Average Net Assets	0.11%(C)	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%(C)	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.17%(C)	3.04%	2.81%	2.36%	1.62%	1.44%
Portfolio Turnover Rate	3%(B)	13%	12%	24%	22%	25%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
184

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.48	$10.40	$10.22	$10.06	$10.93	$10.97
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.42	0.45	0.31	0.16	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	0.11	0.18	0.25	(0.90)	(0.10)
Total from Investment Operations	0.15	0.53	0.63	0.56	(0.74)	(0.01)
Less Distributions:
Net Investment Income	(0.20)	(0.45)	(0.45)	(0.40)	(0.12)	(0.03)
Net Realized Gains	—	—	—	—	(0.01)	—
Total Distributions	(0.20)	(0.45)	(0.45)	(0.40)	(0.13)	(0.03)
Net Asset Value, End of Period	$10.43	$10.48	$10.40	$10.22	$10.06	$10.93
Total Return	1.40%(B)	5.16%	6.25%	5.61%	(6.81%)	(0.05%)
Net Assets, End of Period (thousands)	$5,869,202	$5,776,203	$5,695,139	$5,913,065	$6,497,061	$7,281,208
Ratio of Expenses to Average Net Assets	0.18%(C)	0.18%	0.18%	0.20%	0.20%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18%(C)	0.18%	0.18%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.72%(C)	4.04%	4.36%	3.00%	1.52%	0.80%
Portfolio Turnover Rate	24%(B)	47%	49%	34%	74%	80%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
185

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.86	$9.63	$8.82	$8.81	$11.49	$11.79
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.42	0.41	0.35	0.29	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)	0.27	0.79	—	(2.49)	(0.21)
Total from Investment Operations	0.05	0.69	1.20	0.35	(2.20)	0.07
Less Distributions:
Net Investment Income	(0.20)	(0.46)	(0.39)	(0.34)	(0.29)	(0.28)
Net Realized Gains	—	—	—	—	(0.19)	(0.09)
Total Distributions	(0.20)	(0.46)	(0.39)	(0.34)	(0.48)	(0.37)
Net Asset Value, End of Period	$9.71	$9.86	$9.63	$8.82	$8.81	$11.49
Total Return	0.49%(B)	7.36%	13.73%	3.86%	(19.74%)	0.52%
Net Assets, End of Period (thousands)	$1,811,933	$1,761,866	$1,853,936	$1,278,871	$1,290,771	$2,073,764
Ratio of Expenses to Average Net Assets	0.19%(C)	0.20%	0.20%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%(C)	0.20%	0.20%	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.27%(C)	4.42%	4.30%	3.79%	2.83%	2.44%
Portfolio Turnover Rate	9%(B)	35%	23%	53%	21%	43%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
186

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Targeted Credit Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.67	$9.53	$9.20	$8.99	$10.18	$10.18
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.33	0.31	0.24	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)	0.21	0.33	0.26	(1.08)	(0.05)
Total from Investment Operations	0.11	0.54	0.64	0.50	(0.92)	0.09
Less Distributions:
Net Investment Income	(0.18)	(0.40)	(0.31)	(0.29)	(0.25)	(0.09)
Net Realized Gains	—	—	—	—	(0.02)	—
Total Distributions	(0.18)	(0.40)	(0.31)	(0.29)	(0.27)	(0.09)
Net Asset Value, End of Period	$9.60	$9.67	$9.53	$9.20	$8.99	$10.18
Total Return	1.16%(B)	5.79%	7.03%	5.59%	(9.17%)	0.85%
Net Assets, End of Period (thousands)	$836,132	$839,426	$771,482	$917,176	$866,074	$936,850
Ratio of Expenses to Average Net Assets	0.20%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.42%(C)	3.53%	3.23%	2.63%	1.63%	1.41%
Portfolio Turnover Rate	24%(B)	70%	21%	33%	39%	65%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
187

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.39	$9.19	$8.59	$8.54	$10.67	$10.91
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.34	0.33	0.29	0.22	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)	0.26	0.74	0.04	(2.07)	(0.22)
Total from Investment Operations	0.01	0.60	1.07	0.33	(1.85)	(0.02)
Less Distributions:
Net Investment Income	(0.21)	(0.40)	(0.47)	(0.28)	(0.20)	(0.19)
Net Realized Gains	—	—	—	—	(0.08)	(0.03)
Total Distributions	(0.21)	(0.40)	(0.47)	(0.28)	(0.28)	(0.22)
Net Asset Value, End of Period	$9.19	$9.39	$9.19	$8.59	$8.54	$10.67
Total Return	0.10%(B)	6.65%	12.59%	3.79%	(17.71%)	(0.22%)
Net Assets, End of Period (thousands)	$2,913,098	$2,819,255	$2,639,232	$2,593,086	$2,400,574	$3,119,475
Ratio of Expenses to Average Net Assets	0.23%(C)	0.23%	0.23%	0.24%	0.25%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%(C)	0.24%	0.24%	0.24%	0.25%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.70%(C)	3.64%	3.65%	3.28%	2.28%	1.87%
Portfolio Turnover Rate	21%(B)	44%	33%	33%	45%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
188

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.31	$10.06	$9.44	$9.47	$11.60	$11.96
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.39	0.38	0.32	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)	0.23	0.60	(0.08)	(2.04)	(0.36)
Total from Investment Operations	0.03	0.62	0.98	0.24	(1.79)	(0.12)
Less Distributions:
Net Investment Income	(0.20)	(0.37)	(0.36)	(0.27)	(0.24)	(0.24)
Net Realized Gains	—	—	—	—	(0.10)	(—)
Total Distributions	(0.20)	(0.37)	(0.36)	(0.27)	(0.34)	(0.24)
Net Asset Value, End of Period	$10.14	$10.31	$10.06	$9.44	$9.47	$11.60
Total Return	0.32%(B)	6.34%	10.47%	2.43%	(15.69%)	(1.01%)
Net Assets, End of Period (thousands)	$12,610,460	$12,453,593	$11,882,621	$10,165,939	$9,997,470	$13,622,911
Ratio of Expenses to Average Net Assets	0.19%(C)	0.19%	0.19%	0.20%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%(C)	0.19%	0.19%	0.20%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.82%(C)	3.89%	3.81%	3.23%	2.38%	2.02%
Portfolio Turnover Rate	12%(B)	25%	28%	24%	25%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
189

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.42	$9.23	$8.92	$8.98	$10.13	$10.36
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.36	0.33	0.25	0.21	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.06)	0.18	0.30	(0.07)	(1.07)	(0.22)
Total from Investment Operations	0.10	0.54	0.63	0.18	(0.86)	(0.05)
Less Distributions:
Net Investment Income	(0.16)	(0.35)	(0.32)	(0.24)	(0.21)	(0.17)
Net Realized Gains	—	—	—	—	(0.08)	(0.01)
Total Distributions	(0.16)	(0.35)	(0.32)	(0.24)	(0.29)	(0.18)
Net Asset Value, End of Period	$9.36	$9.42	$9.23	$8.92	$8.98	$10.13
Total Return	1.05%(B)	6.02%	7.17%	1.97%	(8.63%)	(0.54%)
Net Assets, End of Period (thousands)	$1,678,094	$1,692,816	$1,716,948	$1,680,574	$1,931,543	$2,361,921
Ratio of Expenses to Average Net Assets *(D)	0.15%(C)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(D)	0.25%(C)	0.25%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.48%(C)	3.88%	3.55%	2.77%	2.17%	1.63%
Portfolio Turnover Rate	3%(B)	31%	19%	17%	43%	2%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%(C)	0.11%	0.11%	0.11%	0.10%	0.11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
190

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA LTIP Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$5.44	$5.87	$5.35	$6.56	$11.94	$12.16
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.34	0.29	0.39	0.83	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.36)	(0.46)	0.55	(1.29)	(5.17)	0.39
Total from Investment Operations	(0.24)	(0.12)	0.84	(0.90)	(4.34)	0.95
Less Distributions:
Net Investment Income	(0.11)	(0.31)	(0.32)	(0.31)	(0.77)	(0.52)
Net Realized Gains	—	—	—	—	(0.27)	(0.65)
Total Distributions	(0.11)	(0.31)	(0.32)	(0.31)	(1.04)	(1.17)
Net Asset Value, End of Period	$5.09	$5.44	$5.87	$5.35	$6.56	$11.94
Total Return	(4.54%)(B)	(1.93%)	15.68%	(14.47%)	(38.26%)	8.30%
Net Assets, End of Period (thousands)	$404,423	$412,981	$368,209	$304,486	$296,218	$387,222
Ratio of Expenses to Average Net Assets	0.12%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	4.60%(C)	6.31%	4.94%	5.92%	8.72%	4.86%
Portfolio Turnover Rate	2%(B)	15%	10%	27%	60%	39%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
191

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$11.28	$10.95	$10.39	$10.80	$13.32	$13.05
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.38	0.32	0.43	0.94	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)	0.29	0.59	(0.48)	(2.50)	0.27
Total from Investment Operations	0.12	0.67	0.91	(0.05)	(1.56)	0.88
Less Distributions:
Net Investment Income	(0.12)	(0.34)	(0.35)	(0.36)	(0.95)	(0.57)
Net Realized Gains	—	—	—	—	(0.01)	(0.04)
Total Distributions	(0.12)	(0.34)	(0.35)	(0.36)	(0.96)	(0.61)
Net Asset Value, End of Period	$11.28	$11.28	$10.95	$10.39	$10.80	$13.32
Total Return	1.08%(C)	6.22%	8.81%	(0.54%)	(12.04%)	6.91%
Net Assets, End of Period (thousands)	$5,139,206	$5,159,771	$5,057,293	$5,098,223	$5,892,432	$7,223,739
Ratio of Expenses to Average Net Assets	0.11%(B)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%(B)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.51%(B)	3.51%	2.92%	3.91%	7.59%	4.58%
Portfolio Turnover Rate	5%(C)	16%	7%	9%	13%	1%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
192

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.97	$10.81	$10.51	$10.14	$10.58	$10.05
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.43	0.46	0.32	0.17	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.16	0.22	0.22	(0.51)	0.49
Total from Investment Operations	0.23	0.59	0.68	0.54	(0.34)	0.61
Less Distributions:
Net Investment Income	(0.44)	(0.43)	(0.38)	(0.17)	(0.10)	(0.08)
Net Realized Gains	(0.05)	—	—	—	—	—
Total Distributions	(0.49)	(0.43)	(0.38)	(0.17)	(0.10)	(0.08)
Net Asset Value, End of Period	$10.71	$10.97	$10.81	$10.51	$10.14	$10.58
Total Return	2.18%(B)	5.69%	6.63%	5.38%	(3.21%)	6.13%
Net Assets, End of Period (thousands)	$2,195,494	$2,093,353	$1,940,586	$1,978,527	$2,171,424	$1,797,965
Ratio of Expenses to Average Net Assets	0.22%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.67%(C)	4.08%	4.41%	3.07%	1.67%	1.17%
Portfolio Turnover Rate	25%(B)	36%	43%	42%	56%	72%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Period Apr 26, 2021Ʊ to Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.89	$9.57	$8.97	$8.94	$10.44	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.32	0.31	0.27	0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.07)	0.38	0.75	0.01	(1.55)	0.40
Total from Investment Operations	0.10	0.70	1.06	0.28	(1.36)	0.48
Less Distributions:
Net Investment Income	(0.21)	(0.38)	(0.46)	(0.25)	(0.13)	(0.04)
Net Realized Gains	—	—	—	—	(0.01)	—
Total Distributions	(0.21)	(0.38)	(0.46)	(0.25)	(0.14)	(0.04)
Net Asset Value, End of Period	$9.78	$9.89	$9.57	$8.97	$8.94	$10.44
Total Return	1.07%(B)	7.40%	11.99%	3.14%	(13.16%)	4.78%(B)
Net Assets, End of Period (thousands)	$306,677	$287,239	$265,238	$241,596	$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.29%(C)	0.29%	0.29%	0.28%	0.29%	0.30%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.29%(C)	0.30%	0.29%	0.30%	0.35%	0.38%(C)(E)
Ratio of Net Investment Income to Average Net Assets	3.50%(C)	3.37%	3.26%	2.91%	1.90%	1.34%(C)(E)
Portfolio Turnover Rate	26%(B)	59%	34%	37%	80%	27%(B)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
194

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.” Effective February 28, 2026, the DFA International Government Fixed Income Portfolio changed its name from the DFA World ex US Government Fixed Income Portfolio.
The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds' financial statements are included in this report. As of April 30, 2026, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/26
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	11%
	DFA Intermediate Government Fixed Income Portfolio	14%
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. Securities for which quotations are not readily available (including restricted
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securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors (the "Board") of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio  (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.
The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.
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3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA's may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA securities are valued by the Advisor using evaluations from an independent pricing service based on the characteristics of the securities to be delivered or received.
5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”) the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
6. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the
197

related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
7. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.18%
DFA International Government Fixed Income Portfolio	0.16%
DFA Short-Term Government Portfolio	0.14%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.15%
DFA Intermediate-Term Extended Quality Portfolio	0.16%
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.20%
DFA Investment Grade Portfolio	0.16%
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.21%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2027. The Fee Waiver Agreements may only be terminated by the Fund’s Board prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the
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Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA International Government Fixed Income Portfolio (1)	0.20%	—	$17,689	$895
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.18%	—	—	—
DFA Intermediate-Term Extended Quality Portfolio (1)	0.20%	—	—	—
DFA Targeted Credit Portfolio (1)	0.20%	—	—	93,877
DFA Global Core Plus Fixed Income Portfolio (3)	0.23%	—	—	33,229
DFA Investment Grade Portfolio (4)	0.19%	—	—	—
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	—	864,811
DFA LTIP Portfolio (1)	0.15%	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	0.18%	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	—	20,839	68

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the
Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense
Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the
Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term
Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”)
to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

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	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
DFA International Government Fixed Income Portfolio	$—	$—	$—	$679	$679
DFA Targeted Credit Portfolio	124,009	205,579	162,086	93,877	585,551
DFA Global Core Plus Fixed Income Portfolio	—	147,065	144,661	33,229	324,955
DFA Diversified Fixed Income Portfolio	1,062,299	1,806,000	1,772,966	864,811	5,506,076
DFA Global Core Plus Real Return Portfolio	—	2,811	19,076	68	21,955

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2026, expenses reduced were as follows:
Fees Paid Indirectly
DFA International Government Fixed Income Portfolio	$11,676
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
DFA One-Year Fixed Income Portfolio	$214,006
DFA Two-Year Global Fixed Income Portfolio	163,232
DFA Selectively Hedged Global Fixed Income Portfolio	15,912
DFA Five-Year Global Fixed Income Portfolio	168,419
DFA International Government Fixed Income Portfolio	5,252
DFA Short-Term Government Portfolio	46,039
DFA Intermediate Government Fixed Income Portfolio	69,100
DFA Short-Term Extended Quality Portfolio	50,033
DFA Intermediate-Term Extended Quality Portfolio	14,928
DFA Targeted Credit Portfolio	4,547
DFA Global Core Plus Fixed Income Portfolio	13,446
DFA Investment Grade Portfolio	59,330
DFA Diversified Fixed Income Portfolio	9,000
DFA LTIP Portfolio	1,901
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DFA Inflation-Protected Securities Portfolio	$34,205
DFA Short-Duration Real Return Portfolio	10,527
DFA Global Core Plus Real Return Portfolio	1,388

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions:
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$592,951,532	$641,109,424	$615,256,621	$116,167,000
DFA Two-Year Global Fixed Income Portfolio	289,059,923	434,578,139	2,158,510,105	452,901,774
DFA Selectively Hedged Global Fixed Income Portfolio	34,261,669	30,706,075	290,061,364	238,156,734
DFA Five-Year Global Fixed Income Portfolio	—	351,481,369	3,007,227,993	685,665,238
DFA International Government Fixed Income Portfolio	4,924,043	4,949,003	189,186,134	129,046,475
DFA Short-Term Government Portfolio	934,369,585	227,879,455	—	—
DFA Intermediate Government Fixed Income Portfolio	267,324,178	186,202,680	—	—
DFA Short-Term Extended Quality Portfolio	118,770,238	252,990,951	2,183,139,028	839,615,043
DFA Intermediate-Term Extended Quality Portfolio	2,962,160	14,500,000	243,932,733	148,393,853
DFA Targeted Credit Portfolio	2,488,094	11,000,268	193,045,569	178,265,936
DFA Global Core Plus Fixed Income Portfolio	71,076,160	77,802,793	660,049,866	517,819,041
DFA Investment Grade Portfolio	1,021,204,613	795,534,628	1,065,161,600	619,280,868
DFA Diversified Fixed Income Portfolio	18,037,847	14,192,915	16,231,966	18,905,000
DFA LTIP Portfolio	19,369,851	9,450,470	—	—
DFA Inflation-Protected Securities Portfolio	247,476,462	288,352,901	—	—
DFA Short-Duration Real Return Portfolio	108,687,875	59,805,459	604,846,552	424,755,061
DFA Global Core Plus Real Return Portfolio	19,062,724	15,709,469	75,178,743	57,795,614

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For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$5,163,110	$40,943,971	$38,837,747	$(938)	—	$7,268,396	628,482	$95,087	—
Total	$5,163,110	$40,943,971	$38,837,747	$(938)	—	$7,268,396		$95,087	—
DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$76,601,138	$73,784,791	$149,481,722	$(479)	—	$903,728	78,143	$171,042	—
Total	$76,601,138	$73,784,791	$149,481,722	$(479)	—	$903,728		$171,042	—
DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$478,941	$20,726,914	$17,578,049	$(1,049)	$(48)	$3,626,709	313,594	$59,319	—
Total	$478,941	$20,726,914	$17,578,049	$(1,049)	$(48)	$3,626,709		$59,319	—
DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$5,554,369	$22,626,605	$27,656,465	$(632)	$(51)	$523,826	45,294	$60,274	—
Total	$5,554,369	$22,626,605	$27,656,465	$(632)	$(51)	$523,826		$60,274	—
DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$5,588,290	$221,062,544	$159,806,777	$(7,522)	—	$66,836,535	5,779,208	$540,050	—
Total	$5,588,290	$221,062,544	$159,806,777	$(7,522)	—	$66,836,535		$540,050	—
DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$39,102,859	$173,411,301	$165,351,179	$(11,082)	$(369)	$47,151,530	4,077,089	$998,862	—
Total	$39,102,859	$173,411,301	$165,351,179	$(11,082)	$(369)	$47,151,530		$998,862	—
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	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$5,677,348	$51,809,992	$48,484,388	$(2,017)	—	$9,000,935	778,291	$148,923	—
Total	$5,677,348	$51,809,992	$48,484,388	$(2,017)	—	$9,000,935		$148,923	—
DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$33,443,418	$221,473,982	$172,440,693	$(10,750)	$(4,217)	$82,461,740	7,130,284	$1,288,195	—
Total	$33,443,418	$221,473,982	$172,440,693	$(10,750)	$(4,217)	$82,461,740		$1,288,195	—
DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$517,160,028	$545,407,158	$756,635,456	$(27,794)	$(30,854)	$305,873,082	26,448,170	$6,479,715	—
Total	$517,160,028	$545,407,158	$756,635,456	$(27,794)	$(30,854)	$305,873,082		$6,479,715	—
DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio	$849,779,322	$16,231,967	$18,905,000	$(2,784,139)	$(6,138,743)	$838,183,407	75,038,801	$12,831,966	—
DFA Two-Year Global Fixed Income Portfolio	511,826,357	10,559,895	17,925,000	(355,804)	(1,722,611)	502,382,837	51,263,555	10,559,895	—
Total	$1,361,605,679	$26,791,862	$36,830,000	$(3,139,943)	$(7,861,354)	$1,340,566,244		$23,391,861	—
DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$6,937,621	$174,122,178	$144,951,270	$(6,186)	—	$36,102,343	3,121,690	$496,690	—
Total	$6,937,621	$174,122,178	$144,951,270	$(6,186)	—	$36,102,343		$496,690	—
DFA Global Core Plus Real Return Portfolio
The DFA Short Term Investment Fund	$1,670,882	$38,524,109	$32,606,092	$(1,336)	—	$7,587,563	656,080	$144,231	—
Total	$1,670,882	$38,524,109	$32,606,092	$(1,336)	—	$7,587,563		$144,231	—
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F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio
2024	$229,188,274	—	$229,188,274
2025	190,507,414	—	190,507,414
DFA Two-Year Global Fixed Income Portfolio
2024	196,490,870	—	196,490,870
2025	214,693,959	—	214,693,959
DFA Selectively Hedged Global Fixed Income Portfolio
2024	38,276,040	—	38,276,040
2025	44,531,649	—	44,531,649
DFA Five-Year Global Fixed Income Portfolio
2024	493,009,358	—	493,009,358
2025	399,330,651	—	399,330,651
DFA International Government Fixed Income Portfolio
2024	42,826,137	—	42,826,137
2025	28,809,238	—	28,809,238
DFA Short-Term Government Portfolio
2024	74,581,507	—	74,581,507
2025	71,552,794	—	71,552,794
DFA Intermediate Government Fixed Income Portfolio
2024	152,473,368	—	152,473,368
2025	176,689,839	—	176,689,839
DFA Short-Term Extended Quality Portfolio
2024	249,366,382	—	249,366,382
2025	242,509,625	—	242,509,625
DFA Intermediate-Term Extended Quality Portfolio
2024	63,498,017	—	63,498,017
2025	85,288,527	—	85,288,527
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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Targeted Credit Portfolio
2024	$27,099,613	—	$27,099,613
2025	35,261,386	—	35,261,386
DFA Global Core Plus Fixed Income Portfolio
2024	135,325,572	—	135,325,572
2025	115,595,780	—	115,595,780
DFA Investment Grade Portfolio
2024	399,072,639	—	399,072,639
2025	443,907,879	—	443,907,879
DFA Diversified Fixed Income Portfolio
2024	60,116,584	—	60,116,584
2025	64,310,366	—	64,310,366
DFA LTIP Portfolio
2024	19,275,298	—	19,275,298
2025	21,672,282	—	21,672,282
DFA Inflation-Protected Securities Portfolio
2024	164,208,255	—	164,208,255
2025	155,110,065	—	155,110,065
DFA Short-Duration Real Return Portfolio
2024	70,751,001	—	70,751,001
2025	78,374,870	—	78,374,870
DFA Global Core Plus Real Return Portfolio
2024	12,500,242	—	12,500,242
2025	10,495,131	—	10,495,131

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$2,770,196	—	$(82,177,716)	$(200,693)	$(79,608,213)
DFA Two-Year Global Fixed Income Portfolio	46,032,992	—	(168,254,061)	6,037,134	(116,183,935)
DFA Selectively Hedged Global Fixed Income Portfolio	36,678,322	—	(133,419,694)	3,645,524	(93,095,848)
DFA Five-Year Global Fixed Income Portfolio	105,187,666	—	(1,134,473,544)	19,205,178	(1,010,080,700)
DFA International Government Fixed Income Portfolio	3,555,236	—	(193,387,778)	(68,871,603)	(258,704,145)
DFA Short-Term Government Portfolio	7,115,356	—	(139,983,280)	13,843	(132,854,081)
205

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Intermediate Government Fixed Income Portfolio	$18,134,972	—	$(447,893,985)	$(181,104,180)	$(610,863,193)
DFA Short-Term Extended Quality Portfolio	15,540,062	—	(386,309,709)	17,485,732	(353,283,915)
DFA Intermediate-Term Extended Quality Portfolio	3,669,806	—	(212,353,663)	(8,656,645)	(217,340,502)
DFA Targeted Credit Portfolio	1,731,778	—	(44,343,698)	3,569,144	(39,042,776)
DFA Global Core Plus Fixed Income Portfolio	29,727,045	—	(380,259,331)	(45,660,808)	(396,193,094)
DFA Investment Grade Portfolio	111,041,891	—	(894,876,770)	(322,344,663)	(1,106,179,542)
DFA Diversified Fixed Income Portfolio	1,838,329	—	(79,258,027)	(89,866,479)	(167,286,177)
DFA LTIP Portfolio	3,282,859	—	(32,416,079)	(177,012,808)	(206,146,028)
DFA Inflation-Protected Securities Portfolio	21,071,474	—	(255,888,463)	(317,850,692)	(552,667,681)
DFA Short-Duration Real Return Portfolio	68,985,846	$10,071,732	—	28,408,069	107,465,647
DFA Global Core Plus Real Return Portfolio	3,049,627	—	(28,382,873)	3,733,384	(21,599,862)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains:
Total
DFA One-Year Fixed Income Portfolio	$82,177,716
DFA Two-Year Global Fixed Income Portfolio	168,254,061
DFA Selectively Hedged Global Fixed Income Portfolio	133,419,694
DFA Five-Year Global Fixed Income Portfolio	1,134,473,544
DFA International Government Fixed Income Portfolio	193,387,778
DFA Short-Term Government Portfolio	139,983,280
DFA Intermediate Government Fixed Income Portfolio	447,893,985
DFA Short-Term Extended Quality Portfolio	386,309,709
DFA Intermediate-Term Extended Quality Portfolio	212,353,663
DFA Targeted Credit Portfolio	44,343,698
DFA Global Core Plus Fixed Income Portfolio	380,259,331
DFA Investment Grade Portfolio	894,876,770
DFA Diversified Fixed Income Portfolio	79,258,027
DFA LTIP Portfolio	32,416,079
DFA Inflation-Protected Securities Portfolio	255,888,463
206

Total
DFA Global Core Plus Real Return Portfolio	$28,382,873
During the year ended October 31, 2025, the following Portfolios used capital loss carryforwards to offset realized capital gains for federal income tax purposes.
DFA One-Year Fixed Income Portfolio	$650,469
DFA Two-Year Global Fixed Income Portfolio	1,069,873
DFA Five-Year Global Fixed Income Portfolio	1,304,627
DFA Short-Term Government Portfolio	88,616
DFA Short-Duration Real Return Portfolio	12,054,737

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$4,598,092,122	$1,098,985	$(721,349)	$377,636
DFA Two-Year Global Fixed Income Portfolio	4,575,881,957	52,332,285	(31,241,699)	21,090,586
DFA Selectively Hedged Global Fixed Income Portfolio	1,045,768,762	13,613,918	(11,035,706)	2,578,212
DFA Five-Year Global Fixed Income Portfolio	9,342,620,601	115,514,085	(148,321,884)	(32,807,799)
DFA International Government Fixed Income Portfolio	1,106,120,730	15,018,979	(100,552,213)	(85,533,234)
DFA Short-Term Government Portfolio	1,838,998,204	525,068	(307,747)	217,321
DFA Intermediate Government Fixed Income Portfolio	6,238,243,909	10,173,747	(239,555,671)	(229,381,924)
DFA Short-Term Extended Quality Portfolio	5,881,827,965	48,148,406	(27,345,902)	20,802,504
DFA Intermediate-Term Extended Quality Portfolio	1,870,404,815	25,340,973	(55,049,601)	(29,708,628)
DFA Targeted Credit Portfolio	833,510,602	16,785,816	(9,449,487)	7,336,329
DFA Global Core Plus Fixed Income Portfolio	3,029,170,627	52,218,457	(123,575,311)	(71,356,854)
DFA Investment Grade Portfolio	13,230,665,279	78,944,321	(545,415,752)	(466,471,431)
DFA Diversified Fixed Income Portfolio	1,774,917,691	7,696,112	(83,398,706)	(75,702,594)
DFA LTIP Portfolio	599,927,588	—	(160,596,695)	(160,596,695)
DFA Inflation-Protected Securities Portfolio	5,448,905,413	44,654,429	(355,582,785)	(310,928,356)
DFA Short-Duration Real Return Portfolio	2,196,579,451	14,648,098	(12,619,692)	2,028,406
DFA Global Core Plus Real Return Portfolio	307,138,491	5,318,641	(11,707,647)	(6,389,006)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales  or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
207

G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation.  As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by Portfolios.
3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real
208

interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.
5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios' ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.
Repurchase agreements permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreements with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreements counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreements, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the repurchase agreements counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios' obligation under bankruptcy law to return the excess to the counterparty.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 :
	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$1,826,850,352	$ —
DFA Selectively Hedged Global Fixed Income Portfolio	845,404,806	—
DFA Five-Year Global Fixed Income Portfolio	8,107,178,132	—
DFA International Government Fixed Income Portfolio	1,108,105,135	—
209

	Forward Currency Contracts*	Swap Contracts**
DFA Short-Term Extended Quality Portfolio	$2,111,828,653	$—
DFA Intermediate-Term Extended Quality Portfolio	674,957,913	—
DFA Targeted Credit Portfolio	640,538,584	—
DFA Global Core Plus Fixed Income Portfolio	1,875,018,272	—
DFA Investment Grade Portfolio	1,331,122,773	—
DFA Short-Duration Real Return Portfolio	731,722,431	2,173,473,929
DFA Global Core Plus Real Return Portfolio	221,051,019	285,845,083

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$808,055	$808,055	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,121,107	1,121,107	—
DFA Five-Year Global Fixed Income Portfolio	8,868,366	8,868,366	—
DFA International Government Fixed Income Portfolio	826,668	826,668	—
DFA Short-Term Extended Quality Portfolio	2,760,527	2,760,527	—
DFA Intermediate-Term Extended Quality Portfolio	604,971	604,971	—
DFA Targeted Credit Portfolio	705,521	705,521	—
DFA Global Core Plus Fixed Income Portfolio	1,546,523	1,546,523	—
DFA Investment Grade Portfolio	129,334	129,334	—
DFA Short-Duration Real Return Portfolio	19,380,529	439,240	$18,941,289
DFA Global Core Plus Real Return Portfolio	10,424,888	153,731	10,271,157

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(28,019,718)	$(28,019,718)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(7,993,020)	(7,993,020)	—
DFA Five-Year Global Fixed Income Portfolio	(92,291,602)	(92,291,602)	—
DFA International Government Fixed Income Portfolio	(13,684,360)	(13,684,360)	—
DFA Short-Term Extended Quality Portfolio	(17,894,323)	(17,894,323)	—
DFA Intermediate-Term Extended Quality Portfolio	(5,251,795)	(5,251,795)	—
DFA Targeted Credit Portfolio	(6,612,873)	(6,612,873)	—
DFA Global Core Plus Fixed Income Portfolio	(16,423,549)	(16,423,549)	—
210

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Investment Grade Portfolio	$(21,990,522)	$(21,990,522)	—
DFA Short-Duration Real Return Portfolio	(9,085,375)	(6,560,072)	$(2,525,303)
DFA Global Core Plus Real Return Portfolio	(2,380,939)	(2,174,144)	(206,795)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)	Swap Contracts (3)
DFA Two-Year Global Fixed Income Portfolio	$(29,334,392)	$(29,334,392)	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	8,428,649	8,428,649	—	—
DFA Five-Year Global Fixed Income Portfolio	(4,476,822)	(4,476,822)	—	—
DFA International Government Fixed Income Portfolio	10,705,381	10,705,381	—	—
DFA Short-Term Extended Quality Portfolio	6,635,100	6,635,100	—	—
DFA Intermediate-Term Extended Quality Portfolio	6,999,047	6,999,047	—	—
DFA Targeted Credit Portfolio	3,463,630	3,463,630	—	—
DFA Global Core Plus Fixed Income Portfolio	2,056,783	2,056,783	—	—
DFA Investment Grade Portfolio	(18,257,759)	(18,257,759)	—	—
DFA Short-Duration Real Return Portfolio	22,227,863	3,573,501	$(72,971)	$18,727,333
DFA Global Core Plus Real Return Portfolio	559,458	—	(7,681)	567,139

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Swap Contracts (5)
DFA Two-Year Global Fixed Income Portfolio	$(38,087,693)	$(38,087,693)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(16,563,350)	(16,563,350)	—
DFA Five-Year Global Fixed Income Portfolio	(141,293,738)	(141,293,738)	—
DFA International Government Fixed Income Portfolio	(22,470,701)	(22,470,701)	—
DFA Short-Term Extended Quality Portfolio	(35,226,812)	(35,226,812)	—
DFA Intermediate-Term Extended Quality Portfolio	(12,537,580)	(12,537,580)	—
DFA Targeted Credit Portfolio	(12,594,124)	(12,594,124)	—
DFA Global Core Plus Fixed Income Portfolio	(31,245,822)	(31,245,822)	—
DFA Investment Grade Portfolio	(27,715,360)	(27,715,360)	—
DFA Short-Duration Real Return Portfolio	(14,919,160)	(13,189,205)	$(1,729,955)
211

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Swap Contracts (5)
DFA Global Core Plus Real Return Portfolio	$(1,514,529)	$(4,059,109)	$2,544,580

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.
212

The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Two-Year Global Fixed Income Portfolio
Royal Bank of Canada	$62,728	$(62,728)	—	—	—
Citibank, N.A.	36,820	(36,820)	—	—	—
Australia and New Zealand Bank	510,832	(510,832)	—	—	—
Societe Generale	—	—	—	—	—
HSBC Bank	—	—	—	—	—
State Street Bank and Trust	159,507	(159,507)	—	—	—
Bank of New York Mellon	38,168	(38,168)	—	—	—
Total	$808,055	$(808,055)	—	—	—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Two-Year Global Fixed Income Portfolio
Royal Bank of Canada	$2,411,643	$(62,728)	—	—	$2,348,915
Citibank, N.A.	6,309,118	(36,820)	—	—	6,272,298
Australia and New Zealand Bank	14,441,495	(510,832)	—	—	13,930,663
Societe Generale	19,671	—	—	—	19,671
HSBC Bank	769,914	—	—	—	769,914
State Street Bank and Trust	2,650,370	(159,507)	—	—	2,490,863
Bank of New York Mellon	1,417,507	(38,168)	—	—	1,379,339
Total	$28,019,718	$(808,055)	—	—	$27,211,663

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Selectively Hedged Global Fixed Income Portfolio
Australia and New Zealand Bank	—	—	—	—	—
NatWest Markets PLC	—	—	—	—	—
Bank of New York Mellon	$193,414	$(193,414)	—	—	—
Citibank, N.A.	93,179	(93,179)	—	—	—
Royal Bank of Canada	342,286	(342,286)	—	—	—
HSBC Bank	406,120	(406,120)	—	—	—
UBS AG	86,108	(39,269)	—	—	$46,839
State Street Bank and Trust	—	—	—	—	—
Total	$1,121,107	$(1,074,268)	—	—	$46,839

213

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Selectively Hedged Global Fixed Income Portfolio
Australia and New Zealand Bank	$354,033	—	—	—	$354,033
NatWest Markets PLC	4,493,534	—	—	—	4,493,534
Bank of New York Mellon	374,432	$(193,414)	—	—	181,018
Citibank, N.A.	603,930	(93,179)	—	—	510,751
Royal Bank of Canada	471,166	(342,286)	—	—	128,880
HSBC Bank	625,706	(406,120)	—	—	219,586
UBS AG	39,269	(39,269)	—	—	—
State Street Bank and Trust	1,030,950	—	—	—	1,030,950
Total	$7,993,020	$(1,074,268)	—	—	$6,918,752

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Five-Year Global Fixed Income Portfolio
Royal Bank of Canada	$2,357,485	$(2,357,485)	—	—	—
Societe Generale	1,337,422	(1,337,422)	—	—	—
Citibank, N.A.	822,277	(822,277)	—	—	—
Bank of New York Mellon	1,471,506	(1,471,506)	—	—	—
HSBC Bank	240,046	(240,046)	—	—	—
Australia and New Zealand Bank	2,333,873	(2,333,873)	—	—	—
State Street Bank and Trust	209,535	(209,535)	—	—	—
Goldman Sachs Capital Markets L.P.	96,222	(4,834)	—	—	$91,388
Bank of America Corp.	—	—	—	—	—
UBS AG	—	—	—	—	—
Total	$8,868,366	$(8,776,978)	—	—	$91,388

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Five-Year Global Fixed Income Portfolio
Royal Bank of Canada	$7,397,755	$(2,357,485)	—	—	$5,040,270
Societe Generale	20,791,030	(1,337,422)	—	—	19,453,608
Citibank, N.A.	17,237,110	(822,277)	—	—	16,414,833
Bank of New York Mellon	16,121,005	(1,471,506)	—	—	14,649,499
HSBC Bank	4,473,226	(240,046)	—	—	4,233,180
Australia and New Zealand Bank	21,691,200	(2,333,873)	—	—	19,357,327
State Street Bank and Trust	3,366,922	(209,535)	—	—	3,157,387
Goldman Sachs Capital Markets L.P.	4,834	(4,834)	—	—	—
Bank of America Corp.	176,464	—	—	—	176,464
UBS AG	1,032,056	—	—	—	1,032,056
Total	$92,291,602	$(8,776,978)	—	—	$83,514,624

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

214

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA International Government Fixed Income Portfolio
UBS AG	$36,970	$(8,699)	—	—	$28,271
Societe Generale	86,118	(86,118)	—	—	—
Citibank, N.A.	59,911	(59,911)	—	—	—
Goldman Sachs Capital Markets L.P.	13,957	—	—	—	13,957
Bank of New York Mellon	78,606	(78,606)	—	—	—
Bank of America Corp.	42,828	(42,828)	—	—	—
Royal Bank of Canada	481,521	(310,500)	—	—	171,021
Australia and New Zealand Bank	—	—	—	—	—
HSBC Bank	12,941	(12,941)	—	—	—
State Street Bank and Trust	13,816	(13,816)	—	—	—
Barclays Capital	—	—	—	—	—
Total	$826,668	$(613,419)	—	—	$213,249

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA International Government Fixed Income Portfolio
UBS AG	$8,699	$(8,699)	—	—	—
Societe Generale	3,177,130	(86,118)	—	—	$3,091,012
Citibank, N.A.	695,749	(59,911)	—	—	635,838
Goldman Sachs Capital Markets L.P.	—	—	—	—	—
Bank of New York Mellon	486,881	(78,606)	—	—	408,275
Bank of America Corp.	160,372	(42,828)	—	—	117,544
Royal Bank of Canada	310,500	(310,500)	—	—	—
Australia and New Zealand Bank	8,634,404	—	—	—	8,634,404
HSBC Bank	61,277	(12,941)	—	—	48,336
State Street Bank and Trust	100,559	(13,816)	—	—	86,743
Barclays Capital	48,789	—	—	—	48,789
Total	$13,684,360	$(613,419)	—	—	$13,070,941

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

215

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Short-Term Extended Quality Portfolio
Societe Generale	$307,085	$(307,085)	—	—	—
State Street Bank and Trust	104,167	(104,167)	—	—	—
Bank of New York Mellon	44,975	(44,975)	—	—	—
Australia and New Zealand Bank	239,924	(239,924)	—	—	—
Citibank, N.A.	457,059	(457,059)	—	—	—
UBS AG	—	—	—	—	—
Royal Bank of Canada	1,488,630	(481,227)	—	—	$1,007,403
Goldman Sachs Capital Markets L.P.	67,981	—	—	—	67,981
HSBC Bank	50,706	(32,054)	—	—	18,652
Total	$2,760,527	$(1,666,491)	—	—	$1,094,036

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Short-Term Extended Quality Portfolio
Societe Generale	$7,034,218	$(307,085)	—	—	$6,727,133
State Street Bank and Trust	429,457	(104,167)	—	—	325,290
Bank of New York Mellon	5,253,588	(44,975)	—	—	5,208,613
Australia and New Zealand Bank	2,860,355	(239,924)	—	—	2,620,431
Citibank, N.A.	1,215,262	(457,059)	—	—	758,203
UBS AG	588,162	—	—	—	588,162
Royal Bank of Canada	481,227	(481,227)	—	—	—
Goldman Sachs Capital Markets L.P.	—	—	—	—	—
HSBC Bank	32,054	(32,054)	—	—	—
Total	$17,894,323	$(1,666,491)	—	—	$16,227,832

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Intermediate-Term Extended Quality Portfolio
HSBC Bank	$170,530	$(170,530)	—	—	—
Bank of New York Mellon	—	—	—	—	—
Citibank, N.A.	11,609	(11,609)	—	—	—
Australia and New Zealand Bank	—	—	—	—	—
Societe Generale	93,301	(93,301)	—	—	—
Royal Bank of Canada	304,572	(93,141)	—	—	$211,431
Bank of America Corp.	12,402	—	—	—	12,402
State Street Bank and Trust	—	—	—	—	—
UBS AG	12,557	(12,535)	—	—	22
Total	$604,971	$(381,116)	—	—	$223,855

216

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Intermediate-Term Extended Quality Portfolio
HSBC Bank	$254,645	$(170,530)	—	—	$84,115
Bank of New York Mellon	1,802,721	—	—	—	1,802,721
Citibank, N.A.	735,529	(11,609)	—	—	723,920
Australia and New Zealand Bank	295,928	—	—	—	295,928
Societe Generale	1,837,567	(93,301)	—	—	1,744,266
Royal Bank of Canada	93,141	(93,141)	—	—	—
Bank of America Corp.	—	—	—	—	—
State Street Bank and Trust	219,729	—	—	—	219,729
UBS AG	12,535	(12,535)	—	—	—
Total	$5,251,795	$(381,116)	—	—	$4,870,679

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Targeted Credit Portfolio
Australia and New Zealand Bank	—	—	—	—	—
Societe Generale	$101,313	$(101,313)	—	—	—
HSBC Bank	20,172	(6,745)	—	—	$13,427
State Street Bank and Trust	—	—	—	—	—
Citibank, N.A.	56,752	(56,752)	—	—	—
Bank of New York Mellon	224,108	(224,108)	—	—	—
Royal Bank of Canada	298,410	(28,635)	—	—	269,775
Bank of America Corp.	4,766	—	—	—	4,766
Total	$705,521	$(417,553)	—	—	$287,968

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Targeted Credit Portfolio
Australia and New Zealand Bank	$1,190,814	—	—	—	$1,190,814
Societe Generale	2,634,403	$(101,313)	—	—	2,533,090
HSBC Bank	6,745	(6,745)	—	—	—
State Street Bank and Trust	70,844	—	—	—	70,844
Citibank, N.A.	2,019,956	(56,752)	—	—	1,963,204
Bank of New York Mellon	661,476	(224,108)	—	—	437,368
Royal Bank of Canada	28,635	(28,635)	—	—	—
Bank of America Corp.	—	—	—	—	—
Total	$6,612,873	$(417,553)	—	—	$6,195,320

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

217

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Global Core Plus Fixed Income Portfolio
Australia and New Zealand Bank	$148,705	$(148,705)	—	—	—
Bank of New York Mellon	—	—	—	—	—
Citibank, N.A.	176,719	(176,719)	—	—	—
Societe Generale	513,641	(513,641)	—	—	—
HSBC Bank	23,443	(23,443)	—	—	—
State Street Bank and Trust	99,897	(99,897)	—	—	—
Royal Bank of Canada	581,202	(581,202)	—	—	—
Bank of America Corp.	2,916	(2,916)	—	—	—
Total	$1,546,523	$(1,546,523)	—	—	—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Global Core Plus Fixed Income Portfolio
Australia and New Zealand Bank	$7,828,833	$(148,705)	—	—	$7,680,128
Bank of New York Mellon	181,403	—	—	—	181,403
Citibank, N.A.	1,180,357	(176,719)	—	—	1,003,638
Societe Generale	2,894,425	(513,641)	—	—	2,380,784
HSBC Bank	1,646,871	(23,443)	—	—	1,623,428
State Street Bank and Trust	1,322,572	(99,897)	—	—	1,222,675
Royal Bank of Canada	1,327,137	(581,202)	—	—	745,935
Bank of America Corp.	41,951	(2,916)	—	—	39,035
Total	$16,423,549	$(1,546,523)	—	—	$14,877,026

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Investment Grade Portfolio
Australia and New Zealand Bank	$59,259	$(59,259)	—	—	—
UBS AG	—	—	—	—	—
Citibank, N.A.	7,068	(7,068)	—	—	—
Societe Generale	—	—	—	—	—
Royal Bank of Canada	—	—	—	—	—
HSBC Bank	—	—	—	—	—
Bank of New York Mellon	52,830	(52,830)	—	—	—
Bank of America Corp.	10,177	(10,177)	—	—	—
Total	$129,334	$(129,334)	—	—	—

218

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Investment Grade Portfolio
Australia and New Zealand Bank	$5,538,789	$(59,259)	—	—	$5,479,530
UBS AG	834,335	—	—	—	834,335
Citibank, N.A.	6,424,835	(7,068)	—	—	6,417,767
Societe Generale	2,710,950	—	—	—	2,710,950
Royal Bank of Canada	5,421,405	—	—	—	5,421,405
HSBC Bank	380,360	—	—	—	380,360
Bank of New York Mellon	598,918	(52,830)	—	—	546,088
Bank of America Corp.	80,930	(10,177)	—	—	70,753
Total	$21,990,522	$(129,334)	—	—	$21,861,188

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Short-Duration Real Return Portfolio
Deutsche Bank AG, London Branch	$4,081,215	$(1,428,537)	—	—	$2,652,678
Citibank, N.A.	7,368,404	(1,432,873)	—	—	5,935,531
Morgan Stanley and Co. International	6,315,125	—	—	$(4,158)	6,310,967
Bank of America Corp	1,252,220	(268,336)	—	—	983,884
Australia and New Zealand Bank	308,568	(308,568)	—	—	—
Bank of New York Mellon	—	—	—	—	—
Societe Generale	—	—	—	—	—
Royal Bank of Canada	54,997	(54,997)	—	—	—
HSBC Bank	—	—	—	—	—
State Street Bank and Trust	—	—	—	—	—
Total	$19,380,529	$(3,493,311)	—	$(4,158)	$15,883,060

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Short-Duration Real Return Portfolio
Deutsche Bank AG, London Branch	$1,428,537	$(1,428,537)	—	—	—
Citibank, N.A.	1,432,873	(1,432,873)	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—
Bank of America Corp	268,336	(268,336)	—	—	—
Australia and New Zealand Bank	1,438,318	(308,568)	—	—	$1,129,750
Bank of New York Mellon	1,458,634	—	—	—	1,458,634
Societe Generale	5,039	—	—	—	5,039
Royal Bank of Canada	75,429	(54,997)	—	—	20,432
HSBC Bank	1,477,105	—	—	—	1,477,105
State Street Bank and Trust	1,501,104	—	—	—	1,501,104
Total	$9,085,375	$(3,493,311)	—	—	$5,592,064

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

219

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	$6,080,301	—	$(6,080,301)	—	—
Deutsche Bank AG, London Branch	3,064,742	—	—	$(2,170,000)	$894,742
Morgan Stanley and Co. International	825,853	$(122,300)	—	(300,000)	403,553
Citibank, N.A.	398,829	(398,829)	—	—	—
Societe Generale	—	—	—	—	—
Royal Bank of Canada	—	—	—	—	—
HSBC Bank	—	—	—	—	—
Bank of New York Mellon	—	—	—	—	—
UBS AG	25,312	(25,312)	—	—	—
State Street Bank and Trust	—	—	—	—	—
Australia and New Zealand Bank	29,851	(29,851)	—	—	—
Total	$10,424,888	$(576,292)	$(6,080,301)	$(2,470,000)	$1,298,295

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	—	—	—	—	—
Deutsche Bank AG, London Branch	—	—	—	—	—
Morgan Stanley and Co. International	$122,300	$(122,300)	—	—	—
Citibank, N.A.	771,720	(398,829)	—	$(3,165)	$369,726
Societe Generale	436,709	—	—	—	436,709
Royal Bank of Canada	92,318	—	—	—	92,318
HSBC Bank	36,658	—	—	—	36,658
Bank of New York Mellon	119,163	—	—	—	119,163
UBS AG	49,514	(25,312)	—	—	24,202
State Street Bank and Trust	1,839	—	—	—	1,839
Australia and New Zealand Bank	750,718	(29,851)	—	—	720,867
Total	$2,380,939	$(576,292)	—	$(3,165)	$1,801,482

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
220

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
I. Securities Lending:
Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
221

J. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
K. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker (“CODM”). Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
L. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
M. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA One-Year Fixed Income Portfolio	5	76%	0%
DFA Two-Year Global Fixed Income Portfolio	4	81%	11%
DFA Selectively Hedged Global Fixed Income Portfolio	3	84%	51%
DFA Five-Year Global Fixed Income Portfolio	2	84%	0%
DFA International Government Fixed Income Portfolio	3	84%	9%
DFA Short-Term Government Portfolio	4	87%	0%
DFA Intermediate Government Fixed Income Portfolio	3	84%	14%
DFA Short-Term Extended Quality Portfolio	3	80%	6%
DFA Intermediate-Term Extended Quality Portfolio	2	86%	0%
DFA Targeted Credit Portfolio	3	92%	0%
DFA Global Core Plus Fixed Income Portfolio	4	87%	6%
DFA Investment Grade Portfolio	3	77%	0%
DFA Diversified Fixed Income Portfolio	2	92%	0%
222

	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA LTIP Portfolio	7	85%	50%
DFA Inflation-Protected Securities Portfolio	3	48%	0%
DFA Short-Duration Real Return Portfolio	2	83%	0%
DFA Global Core Plus Real Return Portfolio	2	95%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
N. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
223

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
224

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
225

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
226

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements.  Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports.  The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
227

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund. After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
228

229

DFA-043026-002S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Municipal Real Return Portfolio
DFA California Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
DFA MN Municipal Bond Portfolio
DFA Oregon Municipal Bond Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USD	United States Dollars

Investment Footnotes
†	See Note B to Financial Statements.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

^	Denominated in USD, unless otherwise noted.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Ʊ	Commencement of Operations

1

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.1%)
ALABAMA — (0.7%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,220	$1,228,965
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,605	2,624,142
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,780	4,815,124
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	780	784,264
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	1,035	1,040,658
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,160	1,180,086
TOTAL ALABAMA		11,673,239
ARIZONA — (3.7%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/27	7,260	7,468,298
5.000%, 06/01/28	565	592,871
5.000%, 07/01/28	685	720,512
5.000%, 06/01/29	1,905	2,038,509
Arizona Board of Regents (RB) Series B
5.000%, 06/01/27	1,000	1,025,325
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/27	835	857,856
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,610	1,612,146
City of Phoenix (GO)
5.000%, 07/01/27	1,745	1,794,801
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Scottsdale (GO)
5.000%, 07/01/27	1,550	$1,593,331
City of Tempe (GO)
5.000%, 07/01/26	1,770	1,776,486
5.000%, 07/01/27	975	1,001,688
City of Tucson (GO) Series 2018-B
5.000%, 07/01/26	4,160	4,175,525
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,015,961
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,315,047
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/26	1,010	1,013,906
5.000%, 07/01/27	150	154,088
Maricopa County School District No. 3 Tempe Elementary (GO) Series C
5.000%, 07/01/28	920	967,042
5.000%, 07/01/29	310	332,553
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,350	1,355,153
5.000%, 07/01/27	2,940	3,019,448
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	660	662,519
5.000%, 07/01/27	2,285	2,346,748
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/27	850	873,069

2

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	6,165	$6,256,934
5.000%, 01/01/33	2,660	2,756,689
5.000%, 01/01/34	2,670	2,705,730
5.000%, 01/01/38	13,785	13,935,651
Town of Gilbert (GO)
5.000%, 07/15/27	1,535	1,579,363
TOTAL ARIZONA		64,947,249
CALIFORNIA — (3.3%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,245,397
California State Public Works Board (RB) Series D
5.000%, 04/01/27	940	949,948
5.000%, 05/01/28	2,235	2,348,913
California State University (RB) Series A
4.000%, 11/01/36	100	100,028
County of Riverside (RN)
5.000%, 06/30/26	4,000	4,015,531
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/26	1,065	1,069,263
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,170	1,174,684
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/38	2,160	2,168,150
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,683,466
State of California (GO)
5.000%, 12/01/26	5,535	5,614,040
5.000%, 04/01/27	7,000	7,164,260
5.000%, 08/01/27	5,000	5,160,803
5.000%, 03/01/28	1,000	1,047,518
5.000%, 08/01/29	1,000	1,005,714
5.000%, 08/01/30	1,570	1,578,813
5.000%, 09/01/31	2,900	2,921,193
4.000%, 09/01/32	1,000	1,000,189
5.000%, 08/01/33	1,420	1,427,253
4.000%, 08/01/35	725	725,025
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/35	375	$375,624
5.000%, 09/01/35	2,315	2,330,055
4.000%, 08/01/37	3,000	2,999,776
University of California (RB) Series AY
4.000%, 05/15/35	1,895	1,911,613
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,112,055
University of California (RB) Series BZ
5.000%, 05/15/28	2,110	2,216,934
TOTAL CALIFORNIA		58,346,245
COLORADO — (3.0%)
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (ST AID WITHHLDG)
5.500%, 12/01/26	1,620	1,647,659
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	7,655	7,767,272
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG) Series B
5.000%, 12/15/30	1,865	1,893,277
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/27	7,865	8,179,035
5.000%, 12/15/29	3,010	3,265,204
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,359,371
5.000%, 12/15/27	3,450	3,587,752
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	3,045	3,089,369

3

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/26	270	$273,660
5.000%, 12/01/27	170	176,407
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,390	3,434,049
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	3,195	3,239,804
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series D
5.000%, 12/01/26	3,635	3,685,974
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	485	491,716
Fort Collins-Loveland Water District (RB)
5.000%, 12/01/26	400	405,259
5.000%, 12/01/27	455	472,005
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/27	2,665	2,723,770
University of Colorado (RB) Series C-2
5.000%, 06/01/27	4,820	4,944,155
TOTAL COLORADO		52,635,738
CONNECTICUT — (1.5%)
City of Danbury (GO)
4.000%, 02/22/27	20,000	20,234,518
Town of Manchester (GO)
4.000%, 02/11/27	5,000	5,055,405
TOTAL CONNECTICUT		25,289,923
DISTRICT OF COLUMBIA — (1.3%)
District of Columbia (GO) Series A
5.000%, 06/01/28	1,385	1,455,022
District of Columbia (GO) Series B
5.000%, 06/01/29	7,455	7,990,978
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
5.000%, 06/01/31	625	$654,321
District of Columbia (GO) Series D
5.000%, 06/01/35	5,335	5,445,476
5.000%, 06/01/38	3,965	4,035,724
District of Columbia (GO) Series E
5.000%, 06/01/26	2,455	2,459,593
District of Columbia Income Tax Revenue (RB) Series A
5.000%, 06/01/28	1,025	1,076,822
TOTAL DISTRICT OF COLUMBIA		23,117,936
FLORIDA — (4.8%)
City of Jacksonville (RB)
5.000%, 10/01/26	860	868,435
5.000%, 10/01/27	4,345	4,494,468
5.000%, 10/01/28	1,020	1,080,368
City of Pembroke Pines (GO)
5.000%, 09/01/27	1,750	1,805,875
City of Port St. Lucie (GO)
5.000%, 07/01/27	1,615	1,659,263
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/27	455	470,137
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/26	180	181,705
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	2,445	2,454,138
5.000%, 07/01/27	1,060	1,089,176
County of Miami-Dade Transit System (RB)
5.000%, 07/01/27	1,340	1,377,195
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/26	1,310	1,322,411
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	715	738,281
School Board of Miami-Dade County (GO)
5.000%, 03/15/27	2,625	2,680,741

4

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (RN)
4.000%, 06/25/26	18,990	$19,021,115
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,000	2,054,815
State of Florida (GO) Series A
5.000%, 06/01/26	8,175	8,190,363
5.000%, 07/01/26	1,135	1,139,376
5.000%, 07/01/27	1,210	1,214,616
State of Florida (GO) Series B
5.000%, 07/01/27	1,455	1,496,236
State of Florida (GO) Series C
4.000%, 06/01/31	1,275	1,276,059
4.000%, 06/01/32	2,565	2,594,266
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	1,498	1,562,371
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	1,128	1,132,216
5.000%, 07/01/27	634	651,450
5.000%, 07/01/28	2,505	2,634,270
4.000%, 07/01/35	6,726	6,735,199
4.000%, 07/01/36	6,261	6,268,553
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/27	3,970	4,079,271
Tampa Bay Water (RB)
5.000%, 10/01/27	3,000	3,098,106
TOTAL FLORIDA		83,370,475
GEORGIA — (2.8%)
City of Brookhaven (GO)
5.000%, 07/01/27	1,600	1,644,412
City of Cartersville Water & Sewer Revenue (RB)
5.000%, 06/01/39	1,000	1,142,447
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,555	$3,667,084
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,385	26,159,750
State of Georgia (GO) Series A
5.000%, 07/01/26	1,320	1,325,135
5.000%, 07/01/27	8,410	8,650,310
State of Georgia (GO) Series C
4.000%, 07/01/29	4,085	4,275,122
State of Georgia (GO) Series F
5.000%, 01/01/27	1,660	1,686,714
TOTAL GEORGIA		48,550,974
HAWAII — (2.1%)
City & County Honolulu Wastewater System Revenue (RB) Series A
5.000%, 07/01/36	3,000	3,093,454
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	110	110,422
City & County of Honolulu (GO) Series B
5.000%, 07/01/26	110	110,422
City & County of Honolulu (GO) Series E
5.000%, 07/01/27	6,490	6,672,947
City & County of Honolulu (GO) Series F
5.000%, 07/01/27	7,100	7,300,142
County of Hawaii (GO)
5.000%, 09/01/27	195	201,244
County of Hawaii (GO) Series A
5.000%, 09/01/31	1,130	1,149,712
County of Maui (GO)
5.000%, 09/01/27	2,480	2,559,745
State of Hawaii (GO) Series FG
5.000%, 10/01/28	3,085	3,116,260
4.000%, 10/01/32	1,740	1,745,765
State of Hawaii (GO) Series FH
5.000%, 10/01/26	2,025	2,044,861

5

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
State of Hawaii (GO) Series FK
4.000%, 05/01/32	7,620	$7,704,153
State of Hawaii (GO) Series FN
5.000%, 10/01/29	945	975,898
TOTAL HAWAII		36,785,025
ILLINOIS — (0.1%)
Illinois Finance Authority (RB) Series C
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 2/15/27)	1,130	1,140,934
IOWA — (0.3%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,326,922
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,066,001
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	2,972,996
TOTAL IOWA		5,365,919
KANSAS — (0.9%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	2,000	2,000,000
City of Olathe (GO) Series A
5.000%, 09/01/26	5,000	5,037,369
County of Johnson (GO) Series A
4.000%, 09/01/36	1,755	1,769,544
4.000%, 09/01/37	2,455	2,471,950
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,525	1,539,766
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,091,505
	Face Amount	Value†
	(000)
KANSAS — (Continued)
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/28	630	$665,631
TOTAL KANSAS		15,575,765
KENTUCKY — (1.2%)
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/27	615	631,569
Louisville Water Co. (RB)
5.000%, 11/15/27	11,075	11,486,239
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 04/01/28	7,885	8,254,339
Louisville/Jefferson County Metropolitan Government (RB) Series B
3.400%, 10/01/39	1,035	1,035,000
TOTAL KENTUCKY		21,407,147
LOUISIANA — (0.2%)
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	1,224,561
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/27	2,345	2,401,449
TOTAL LOUISIANA		3,626,010
MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/27	1,015	1,039,230
City of Portland (GO) Series B
5.000%, 08/01/27	1,095	1,127,598
Maine Turnpike Authority (RB)
5.000%, 07/01/27	2,235	2,296,777
State of Maine (GO) Series D
5.000%, 06/01/28	915	961,070
TOTAL MAINE		5,424,675

6

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (4.6%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	$808,245
County of Anne Arundel (GO)
5.000%, 10/01/32	1,925	1,943,140
County of Anne Arundel (GO) Series B
5.000%, 10/01/27	5,095	5,271,712
County of Baltimore (GO)
5.000%, 07/01/26	1,310	1,315,007
County of Calvert (GO)
5.000%, 07/01/27	930	955,923
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,475,471
5.000%, 08/15/29	1,360	1,467,192
County of Montgomery (GO) Series A
5.000%, 10/01/26	7,855	7,931,386
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,670	5,725,138
5.000%, 10/01/27	6,840	7,073,358
County of Prince George's (GO) Series A
5.000%, 08/01/27	4,125	4,249,863
State of Maryland (GO) Series 2ND
5.000%, 08/01/26	1,075	1,081,238
State of Maryland (GO) Series A
5.000%, 03/15/27	805	822,024
5.000%, 08/01/27	1,810	1,865,241
5.000%, 03/15/28	8,125	8,499,537
State of Maryland (GO) Series B
5.000%, 08/01/26	1,140	1,146,615
5.000%, 08/01/27	15,175	15,638,141
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	9,000	9,082,433
Washington Suburban Sanitary Commission (RB)
3.000%, 06/01/26	2,160	2,160,143
TOTAL MARYLAND		79,511,807
MASSACHUSETTS — (3.9%)
City of Peabody (GO)
4.000%, 07/10/26	5,055	5,066,083
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Quincy (GO)
5.000%, 07/24/26	4,729	$4,752,574
City of Revere (GO)
4.000%, 07/10/26	1,377	1,379,723
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	6,215	6,237,669
5.000%, 07/01/28	1,000	1,053,360
Commonwealth of Massachusetts (GO) Series B
5.000%, 06/01/27	565	579,921
5.000%, 07/01/32	800	802,745
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	780	782,981
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,040	1,078,256
5.000%, 11/01/30	4,250	4,401,896
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,520	1,538,456
5.000%, 12/01/35	16,550	16,751,250
Massachusetts Development Finance Agency (RB) Series A
5.000%, 02/15/29	2,500	2,667,993
4.000%, 07/15/36	5,375	5,388,315
Town of Hingham (GO)
4.000%, 02/12/27	5,000	5,051,322
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,012,174
Town of Westborough (GO)
4.000%, 10/27/26	3,000	3,021,055
Town of Whitman (GO)
4.000%, 03/16/27	2,000	2,025,221
Town of Wilmington (GO)
4.000%, 02/17/27	5,000	5,055,519
TOTAL MASSACHUSETTS		68,646,513
MICHIGAN — (0.1%)
Michigan State University (RB) Series A
5.000%, 02/15/27	530	539,937

7

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
5.000%, 08/15/27	775	$799,003
TOTAL MICHIGAN		1,338,940
MINNESOTA — (2.6%)
City of Minneapolis (GO)
5.000%, 12/01/27	6,185	6,423,306
City of St. Paul (GO) Series A
5.000%, 09/01/27	785	810,169
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,435	4,522,214
5.000%, 12/01/32	1,185	1,199,194
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,045	1,058,003
Metropolitan Council (GO) Series B
5.000%, 03/01/27	4,360	4,447,953
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,712,677
State of Minnesota (GO) Series A
5.000%, 08/01/27	14,360	14,798,267
5.000%, 08/01/28	6,135	6,467,550
5.000%, 08/01/33	1,065	1,070,751
State of Minnesota (GO) Series B
5.000%, 08/01/27	1,950	2,009,514
TOTAL MINNESOTA		45,519,598
MISSISSIPPI — (0.6%)
State of Mississippi (GO) Series A
5.000%, 10/01/29	5,535	5,722,080
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,700	4,753,789
TOTAL MISSISSIPPI		10,475,869
MISSOURI — (0.5%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,110	1,121,230
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/29	1,835	1,858,334
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
City of Lees Summit (GO) Series A
5.000%, 04/01/28	5,045	$5,282,279
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	160,879
TOTAL MISSOURI		8,422,722
MONTANA — (0.1%)
County of Flathead (GO)
5.000%, 07/01/28	440	462,516
5.000%, 07/01/29	415	445,031
TOTAL MONTANA		907,547
NEBRASKA — (0.7%)
City of Omaha (GO) Series B
5.000%, 04/15/27	235	240,463
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,112,124
5.000%, 06/01/27	2,535	2,569,767
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,060	3,085,053
Metropolitan Utilities District of Omaha Water System Revenue (RB)
4.250%, 12/01/40	3,700	3,801,831
Omaha Public Power District (RB) Series C
5.000%, 02/01/27	1,210	1,231,705
TOTAL NEBRASKA		12,040,943
NEVADA — (1.2%)
Clark County Water Reclamation District (GO)
4.000%, 07/01/34	1,800	1,802,284
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,735	12,045,790
5.000%, 06/01/33	1,475	1,477,730
5.000%, 06/01/37	1,045	1,046,934
Washoe County School District (GO) Series B
5.000%, 10/01/39	2,160	2,439,369

8

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) Series C
4.000%, 10/01/33	1,190	$1,202,582
TOTAL NEVADA		20,014,689
NEW HAMPSHIRE — (0.8%)
City of Manchester (GO)
4.000%, 11/12/26	13,400	13,498,339
NEW JERSEY — (4.5%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,002,377
City of Hoboken (GO) Series A
4.000%, 03/08/27	15,000	15,186,477
City of Summit (GO)
4.000%, 07/16/26	1,790	1,794,869
County of Hudson (GO)
4.000%, 02/24/27	18,000	18,198,054
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,468,030
4.000%, 02/01/28	3,290	3,375,517
Essex County Improvement Authority (RN)
4.000%, 03/12/27	6,415	6,491,521
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	7,101	7,190,522
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,095	6,204,764
Township of Ewing (GO)
4.000%, 12/22/26	5,030	5,075,536
Township of Toms River (GO)
4.000%, 06/01/27	865	878,194
4.000%, 06/01/28	1,255	1,292,098
Township of Woodbridge (GO)
4.000%, 03/12/27	9,000	9,111,935
TOTAL NEW JERSEY		79,269,894
	Face Amount	Value†
	(000)
NEW MEXICO — (1.0%)
Central New Mexico Community College (GO)
5.000%, 08/15/28	3,370	$3,551,665
City of Albuquerque (GO) Series A
5.000%, 07/01/27	730	750,067
State of New Mexico (GO)
5.000%, 03/01/27	7,345	7,486,863
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,601,609
TOTAL NEW MEXICO		17,390,204
NEW YORK — (9.8%)
City of New York (GO) Series 1
5.000%, 08/01/29	550	565,001
City of New York (GO) Series A-1
5.000%, 09/01/27	1,580	1,629,373
5.000%, 08/01/38	1,885	1,891,913
City of New York (GO) Series B-1
5.000%, 08/01/27	8,610	8,861,907
5.000%, 10/01/35	2,600	2,659,833
5.000%, 12/01/38	1,610	1,623,712
City of New York (GO) Series C
5.000%, 08/01/26	4,775	4,801,731
5.000%, 08/01/27	615	632,993
City of New York (GO) Series D
5.000%, 10/01/27	5,900	6,096,195
City of New York (GO) Series E
5.000%, 08/01/26	4,080	4,102,840
City of New York (GO) Series F
5.000%, 09/01/27	2,920	3,011,247
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,007
City of New York (GO) Series H
5.000%, 01/01/27	1,525	1,548,412
City of Rochester (GO) Series I
4.000%, 02/25/27	5,000	5,060,105

9

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Corning City School District (GO) Series A
4.000%, 06/18/26	4,845	$4,852,624
County of Suffolk (GO)
4.000%, 07/24/26	15,000	15,044,222
Empire State Development Corp. (RB) Series A
5.000%, 03/15/32	2,145	2,184,444
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	6,710	6,740,857
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/26	255	258,280
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,860	1,944,347
5.000%, 02/15/30	1,370	1,394,194
5.000%, 02/15/31	865	879,716
5.000%, 03/15/32	7,495	7,867,744
5.000%, 02/15/33	4,970	4,999,799
5.000%, 03/15/35	5,660	5,699,859
5.000%, 03/15/36	4,395	4,423,294
5.000%, 02/15/37	2,895	2,932,667
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/32	1,500	1,540,396
5.000%, 02/15/33	570	584,850
5.000%, 02/15/34	4,105	4,207,220
5.000%, 02/15/37	1,790	1,828,410
5.000%, 10/01/38	1,560	1,614,151
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,515	9,720,210
5.000%, 03/15/37	9,300	9,607,707
5.000%, 03/15/38	4,000	4,135,298
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,085	7,236,857
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	7,970	8,135,762
Port Authority of New York & New Jersey (RB) Series 205TH
5.000%, 11/15/35	1,225	1,263,335
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/28	1,000	1,041,896
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Colonie (GO)
4.000%, 03/05/27	4,760	$4,815,327
Town of Oyster Bay (GO)
4.000%, 03/05/27	5,000	5,061,484
Town of Tonawanda (GO)
4.000%, 08/21/26	3,915	3,929,946
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/36	1,160	1,161,896
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,530	2,592,688
5.000%, 11/15/30	1,425	1,458,706
TOTAL NEW YORK		171,648,455
NORTH CAROLINA — (2.9%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/27	275	280,795
5.000%, 04/01/28	300	313,880
Charlotte-Mecklenburg Hospital Authority (RB) Series B
3.400%, 01/15/38	5,825	5,825,000
Charlotte-Mecklenburg Hospital Authority (RB) Series C
3.400%, 01/15/37	485	485,000
Charlotte-Mecklenburg Hospital Authority (RB) Series G
3.400%, 01/15/48	9,570	9,570,000
Charlotte-Mecklenburg Hospital Authority (RB) Series H
3.400%, 01/15/48	3,035	3,035,000
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	17,105	17,591,767
City of Durham Water & Sewer Utility System Revenue (RB)
5.000%, 08/01/28	2,790	2,943,568
5.000%, 08/01/29	1,500	1,615,133
City of Raleigh (GO)
5.000%, 04/01/28	2,055	2,151,652
City of Winston-Salem Water & Sewer System Revenue (RB)
5.000%, 06/01/29	1,500	1,610,196

10

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Wake (GO) Series A
5.000%, 04/01/27	2,625	$2,681,998
State of North Carolina (GO) Series C
5.000%, 06/01/27	1,450	1,489,392
Town of Holly Springs (GO)
5.000%, 02/01/27	1,405	1,430,520
TOTAL NORTH CAROLINA		51,023,901
OHIO — (2.2%)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,445	4,503,951
City of Columbus (GO) Series A
5.000%, 04/01/27	2,265	2,315,427
5.000%, 10/01/27	3,360	3,476,536
5.000%, 04/01/36	1,005	1,059,420
City of Columbus (GO) Series B
5.000%, 10/01/27	1,195	1,236,447
Columbus City School District (GO) (SD CRED PROG) Series A
5.000%, 12/01/26	1,660	1,683,114
Cuyahoga Community College District (GO)
5.000%, 12/01/26	3,860	3,912,845
5.000%, 12/01/27	565	586,590
Olentangy Local School District (GO)
5.000%, 12/01/26	995	1,008,680
State of Ohio (GO) Series A
5.000%, 09/01/28	2,570	2,715,773
5.000%, 05/01/32	1,080	1,103,745
5.000%, 05/01/35	2,630	2,681,025
State of Ohio (GO) Series B
5.000%, 09/01/27	1,215	1,254,927
5.000%, 09/15/27	6,720	6,947,438
State of Ohio (GO) Series V
5.000%, 05/01/34	2,000	2,082,085
State of Ohio (GO) Series X
5.000%, 05/01/29	665	712,613
	Face Amount	Value†
	(000)
OHIO — (Continued)
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,585	$1,606,607
TOTAL OHIO		38,887,223
OKLAHOMA — (0.5%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	790,701
4.000%, 06/01/28	1,790	1,840,745
City of Oklahoma City (GO)
5.000%, 03/01/28	6,500	6,781,386
TOTAL OKLAHOMA		9,412,832
OREGON — (1.5%)
City of Hillsboro (GO)
5.000%, 06/01/36	4,330	5,034,236
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	780	797,630
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	500	525,831
County of Washington (GO)
5.000%, 06/01/27	4,110	4,216,178
5.000%, 06/01/28	3,765	3,958,489
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	970	995,423
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	2,205	2,211,132
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	1,065	1,067,961
Mount Hood Community College District (GO) (SCH BD GTY)
5.000%, 06/15/27	590	605,463

11

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Portland Community College District (GO)
5.000%, 06/15/27	1,375	$1,378,079
State of Oregon (GO) Series A
5.000%, 05/01/27	695	712,077
State of Oregon (GO) Series F
5.000%, 05/01/29	1,075	1,076,474
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	2,025	2,050,908
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/27	635	651,999
TOTAL OREGON		25,281,880
PENNSYLVANIA — (1.2%)
County of Chester (GO) Series A
4.000%, 07/15/28	5,330	5,343,204
5.000%, 07/15/28	3,500	3,688,934
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,236,917
Exeter Township School District (GO) (ST AID WITHHLDG)
¤ 4.000%, 05/15/28 (Pre-refunded @ $100, 5/15/27)	3,090	3,133,402
Pennsylvania Turnpike Commission (RB) Series 1
5.000%, 12/01/27	1,430	1,481,030
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	685	686,268
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/27	1,000	1,035,685
TOTAL PENNSYLVANIA		21,605,440
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.2%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,145	$1,169,442
State of Rhode Island (GO) Series C
5.000%, 08/01/27	2,455	2,526,858
TOTAL RHODE ISLAND		3,696,300
SOUTH CAROLINA — (1.8%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/27	2,800	2,859,772
Beaufort County School District (GO) Series A
5.000%, 03/01/38	2,540	2,860,849
Beaufort County School District (GO) Series B
5.000%, 03/01/28	3,000	3,130,932
Beaufort County School District (GO) Series C
5.000%, 03/01/27	8,300	8,463,283
Charleston County School District (GO) Series A
5.000%, 02/01/27	1,670	1,700,459
Horry County School District (GO)
5.000%, 03/01/27	7,775	7,928,602
Richland County School District No. 2 (GO)
5.000%, 03/01/27	4,075	4,157,204
TOTAL SOUTH CAROLINA		31,101,101
TENNESSEE — (1.5%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	909,669
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,835	1,880,479
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,357,502
County of Knox (GO) Series C
5.000%, 06/01/26	125	125,240
County of Rutherford (GO) Series B
5.000%, 04/01/27	1,735	1,773,627

12

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Washington (GO) Series A
4.000%, 06/01/26	1,945	$1,946,908
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/38	5,975	6,098,145
Metropolitan Government of Nashville & Davidson County (GO) Series D
5.000%, 01/01/27	1,715	1,742,485
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/27	390	401,053
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,517,973
5.000%, 09/01/27	1,910	1,971,238
State of Tennessee (GO) Series B
5.000%, 08/01/30	3,440	3,461,198
TOTAL TENNESSEE		26,185,517
TEXAS — (16.7%)
Alamo Community College District (GO)
5.000%, 08/15/27	500	515,660
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	1,510	1,601,845
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	240	244,494
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	805	820,200
5.000%, 02/15/28	450	469,612
5.000%, 02/15/29	2,260	2,408,593
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/26	2,400	2,413,969
5.000%, 08/01/27	280	288,500
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,421,672
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	9,870	$9,935,555
5.000%, 08/15/27	530	546,347
5.000%, 08/15/28	2,625	2,767,764
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	585	603,043
Boerne Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	385	391,522
City of Anna (GO)
4.000%, 02/15/28	1,350	1,377,276
City of Austin (GO)
5.000%, 09/01/27	5,565	5,739,493
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/26	530	536,573
5.000%, 11/15/27	460	476,706
5.000%, 11/15/32	530	535,798
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,380	1,430,754
5.000%, 11/15/28	2,000	2,118,083
5.000%, 11/15/31	940	950,699
City of Carrollton (GO)
5.000%, 08/15/26	1,420	1,428,840
City of College Station (GO)
5.000%, 02/15/28	530	551,961
City of Dallas (GO)
5.000%, 08/15/27	3,340	3,442,457
5.000%, 02/15/39	10,395	11,557,476
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,275	1,287,383
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/28	1,350	1,352,223
City of Denton (GO)
5.000%, 02/15/28	2,175	2,268,622
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/27	820	835,838

13

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Fort Worth (GO)
5.000%, 03/01/27	5,325	$5,432,731
5.000%, 03/01/28	5,015	5,241,874
City of Grand Prairie (GO)
5.000%, 02/15/29	1,000	1,061,990
City of Houston (GO) Series A
5.000%, 03/01/27	5,815	5,927,797
City of Irving (GO)
5.000%, 09/15/27	5,075	5,245,161
City of Leander (GO)
5.000%, 08/15/27	390	401,863
City of Lewisville (GO)
5.000%, 02/15/27	815	830,582
5.000%, 02/15/28	745	775,870
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,120	1,132,729
City of Pflugerville (GO)
5.000%, 08/01/26	1,235	1,242,251
City of Plano (GO)
5.000%, 09/01/27	1,535	1,584,153
5.000%, 09/01/28	2,680	2,819,756
City of Richardson (GO)
5.000%, 02/15/27	1,920	1,955,800
5.000%, 02/15/28	2,000	2,085,017
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,168,973
City of San Antonio (GO)
5.000%, 02/01/27	5,030	5,123,140
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/27	1,975	1,995,821
4.000%, 02/01/28	1,480	1,484,811
City of Temple (GO)
5.000%, 08/01/27	635	653,801
City of Temple (GO) Series A
5.000%, 08/01/28	210	220,531
City of Temple (GO) Series B
5.000%, 08/01/27	230	236,810
5.000%, 08/01/28	165	173,274
City of Waco (GO)
5.000%, 02/01/28	705	734,668
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,700	1,731,161
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/29	895	$954,094
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,595	1,682,038
County of Collin (GO)
5.000%, 02/15/27	1,275	1,297,969
5.000%, 02/15/28	1,010	1,052,031
County of Denton (GO)
5.000%, 07/15/27	4,695	4,828,992
5.000%, 07/15/28	525	551,870
County of Fort Bend (GO)
5.000%, 03/01/27	7,310	7,449,418
County of Harris (GO) Series A
5.000%, 09/15/27	7,210	7,450,756
5.000%, 10/01/27	2,515	2,601,765
County of Montgomery (GO) Series A
5.000%, 03/01/27	1,925	1,961,699
County of Tarrant (GO)
5.000%, 07/15/28	770	808,056
5.000%, 07/15/29	395	422,685
County of Travis (GO)
5.000%, 03/01/28	16,330	17,047,790
County of Williamson (GO)
5.000%, 02/15/27	9,220	9,395,945
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 8/15/26)	2,915	2,924,711
Del Valle Independent School District (GO) (PSF-GTD) Series A
5.000%, 06/15/27	2,390	2,455,590
Denton Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/27	400	411,344
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	580	591,089
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,865	1,923,172
5.000%, 08/15/28	1,000	1,054,569

14

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	165	$168,155
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,105	1,124,819
4.000%, 02/15/28	2,085	2,137,043
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	265	269,753
5.000%, 02/15/28	1,640	1,709,421
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,120,504
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	320	325,565
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,075	3,132,821
Greenville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	95	96,771
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,675	1,706,364
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	2,200	2,241,194
5.000%, 02/15/28	1,075	1,121,465
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	4,000	4,073,320
Humble Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	150	152,750
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	158,053
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	399,030
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	$1,930,916
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	370	386,258
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	795	819,080
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	645	665,368
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,255	2,269,037
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/39	2,880	2,917,801
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	1,080	1,114,584
5.000%, 09/01/31	2,300	2,314,369
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	300	313,074
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	15,830	15,889,695
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/27	8,085	8,310,362
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	605	644,778
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	235	239,456
5.000%, 02/15/28	985	1,027,751

15

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	4,125	$4,149,636
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	2,315	2,441,328
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	660	687,774
Spring Independent School District (GO) Series B
5.000%, 08/15/26	900	906,127
State of Texas (GO)
5.000%, 10/01/27	2,150	2,223,655
State of Texas (GO) Series A
5.000%, 10/01/26	5,000	5,011,780
5.000%, 04/01/27	1,480	1,482,638
5.000%, 10/01/31	3,775	3,893,144
State of Texas (GO) Series B
5.000%, 08/01/29	1,435	1,477,082
5.000%, 10/01/29	1,535	1,585,775
5.000%, 10/01/31	3,260	3,362,027
State of Texas (GO) Series C
5.000%, 08/01/27	430	442,962
State of Texas (GO) Series E
5.000%, 02/01/27	1,275	1,297,776
5.000%, 08/01/27	3,290	3,389,176
Tarrant County College District (GO)
5.000%, 08/15/28	1,065	1,117,589
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	570	594,286
Texas A&M University (RB) Series A
5.000%, 05/15/26	1,065	1,065,886
5.000%, 05/15/27	1,120	1,147,662
Texas Tech University System (RB) Series A
5.000%, 02/15/27	675	687,282
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	525	$540,741
5.000%, 08/01/28	900	947,149
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	712,436
University of Houston (RB) Series A
5.000%, 02/15/29	15,000	15,970,378
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	415	427,570
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	1,055	1,061,690
TOTAL TEXAS		291,848,211
UTAH — (0.9%)
Alpine School District (GO) (SCH BD GTY)
4.000%, 03/15/31	1,610	1,625,661
Canyons School District (GO) (SCH BD GTY)
5.000%, 06/15/27	2,205	2,264,770
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,165,000
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,500	1,600,264
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/27	3,040	3,121,170
State of Utah (GO)
5.000%, 07/01/26	2,325	2,333,925
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,275	1,308,076
5.000%, 06/01/28	1,890	1,985,161
Utah Transit Authority (RB)
5.000%, 12/15/27	325	337,713
TOTAL UTAH		15,741,740

16

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	$1,309,171
VIRGINIA — (3.0%)
City of Alexandria (GO)
5.000%, 12/15/27	3,975	4,133,263
City of Newport News (GO) Series A
5.000%, 08/01/29	985	1,013,934
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/27	1,500	1,547,893
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	209,432
5.000%, 04/01/28	750	784,556
County of Arlington (GO)
5.000%, 08/15/27	7,935	8,184,858
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,710	5,765,049
County of Fairfax (GO) (ST AID WITHHLDG) Series B
5.000%, 10/01/26	6,000	6,057,845
5.000%, 10/01/27	2,400	2,481,201
County of Henrico (GO) Series A
5.000%, 08/01/27	3,635	3,745,940
Hampton Roads Transportation Accountability Commission (RB) Series A
5.000%, 07/01/26	17,500	17,563,829
TOTAL VIRGINIA		51,487,800
WASHINGTON — (6.4%)
City of Seattle (GO)
5.000%, 06/01/27	5,265	5,401,586
4.000%, 12/01/34	1,165	1,165,400
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/27	685	701,743
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/27	1,670	$1,700,296
5.000%, 07/01/28	6,195	6,522,743
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,580	1,601,419
County of King (GO) Series A
5.000%, 12/01/26	5,945	6,026,979
County of King Sewer Revenue (RB) Series A
5.000%, 07/01/26	4,485	4,502,118
County of Spokane (GO)
5.000%, 12/01/26	4,345	4,404,662
5.000%, 12/01/27	225	233,552
Energy Northwest (RB) Series A
5.000%, 07/01/26	1,605	1,610,800
5.000%, 07/01/28	6,900	7,260,555
5.000%, 07/01/33	1,215	1,269,232
Energy Northwest (RB) Series C
5.000%, 07/01/33	1,000	1,044,635
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,370	2,402,543
5.000%, 12/01/27	2,245	2,331,037
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/29	2,000	2,162,271
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/28	2,000	2,122,341
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/26	585	592,658
5.000%, 12/01/27	320	332,213
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/27	2,510	2,607,385

17

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/27	505	$524,274
5.000%, 12/01/28	590	626,278
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	340	342,754
5.000%, 12/01/26	790	800,940
5.000%, 12/01/27	870	903,480
5.000%, 12/01/29	3,030	3,268,296
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	6,060	6,171,684
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,810	1,820,137
State of Washington (GO) Series A
5.000%, 08/01/26	3,930	3,952,010
State of Washington (GO) Series B
5.000%, 08/01/29	1,115	1,121,833
State of Washington (GO) Series C
5.000%, 06/01/38	2,000	2,005,515
State of Washington (GO) Series D
5.000%, 06/01/26	2,485	2,489,564
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,090	1,096,105
State of Washington (GO) Series R-2018C
5.000%, 08/01/27	2,765	2,848,696
5.000%, 08/01/31	4,955	5,095,141
State of Washington (GO) Series R-2018D
5.000%, 08/01/31	1,000	1,028,283
State of Washington (GO) Series R-2022C
4.000%, 07/01/27	4,945	5,028,104
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	3,075	3,081,332
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	4,335	$4,457,351
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	4,255	4,375,094
State of Washington (GO) Series R-2026A
5.000%, 07/01/26	4,000	4,014,813
University of Washington (RB)
5.000%, 12/01/39	1,000	1,128,348
TOTAL WASHINGTON		112,176,200
WEST VIRGINIA — (0.2%)
State of West Virginia (GO) Series A
5.000%, 12/01/30	1,155	1,235,540
State of West Virginia (GO) Series B
5.000%, 06/01/33	1,605	1,676,149
TOTAL WEST VIRGINIA		2,911,689
WISCONSIN — (3.4%)
City of Madison (GO) Series D
5.000%, 10/01/27	5,545	5,729,469
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	2,265,268
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	995	1,029,369
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/27	8,225	8,509,105
State of Wisconsin (GO) Series 1
5.000%, 05/01/26	5,070	5,070,000
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	4,355	4,405,992
State of Wisconsin (GO) Series A
5.000%, 05/01/37	7,000	8,055,568
5.000%, 05/01/38	5,000	5,718,167
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,140	4,140,000

18

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 05/01/27	7,140	$7,310,447
5.000%, 05/01/28	7,325	7,679,135
TOTAL WISCONSIN		59,912,520
TOTAL MUNICIPAL BONDS (Cost $1,728,970,763)		1,728,524,299
COMMERCIAL PAPER — (0.8%)
Board of Regents of the University of Texas System
2.430%, 05/05/26	8,000	7,999,216
2.360%, 05/12/26	6,000	5,998,697
	Face Amount	Value†
	(000)

County of Harris
2.470%, 08/12/26	642	$641,716
TOTAL COMMERCIAL PAPER (Cost $14,642,000)		14,639,629

	Shares
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	905,850	905,940
TOTAL INVESTMENTS — (100.0%)
(Cost $1,744,518,703)		$1,744,069,868
As of April 30, 2026, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$778,499	$778,499
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	976,530	976,530
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	574,857	574,857
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	412,174	412,174
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,980,994	1,980,994
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	934,549	934,549
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	465,908	465,908
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	1,188,803	1,188,803
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	1,155,062	1,155,062
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,619,238	1,619,238
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	1,362,141	1,362,141
Bank of America Corp.	2.861%	Fixed	CPI	Maturity	USD	37,000,000	08/27/28	—	—	93,562	93,562
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	615,522	615,522
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	770,092	770,092
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	957,139	957,139
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	1,131,092	1,131,092
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	1,176,407	1,176,407
Bank of America Corp.	2.734%	Fixed	CPI	Maturity	USD	78,000,000	04/07/28	—	—	272,516	272,516

19

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	$819,255	$819,255
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,330,536	1,330,536
Bank of America Corp.	2.659%	Fixed	CPI	Maturity	USD	31,000,000	06/02/28	—	—	249,854	249,854
Bank of America Corp.	2.585%	Fixed	CPI	Maturity	USD	31,000,000	06/17/28	—	—	334,342	334,342
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	1,118,013	1,118,013
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	875,680	875,680
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	1,138,280	1,138,280
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	1,016,860	1,016,860
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,877,682	1,877,682
Bank of America Corp.	2.377%	Fixed	CPI	Maturity	USD	57,000,000	02/18/27	—	—	696,378	696,378
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	2,186,483	2,186,483
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,766,588	1,766,588
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,703,516	1,703,516
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	2,030,803	2,030,803
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,683,401	1,683,401
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	2,156,069	2,156,069
Citibank, N.A.	3.320%	Fixed	CPI	Maturity	USD	56,000,000	09/15/26	—	—	375,427	375,427
Citibank, N.A.	3.272%	Fixed	CPI	Maturity	USD	38,000,000	10/01/26	—	—	245,283	245,283
Citibank, N.A.	2.772%	Fixed	CPI	Maturity	USD	42,000,000	02/25/27	—	—	323,547	323,547
Citibank, N.A.	2.736%	Fixed	CPI	Maturity	USD	30,000,000	06/30/27	—	—	225,427	225,427
Citibank, N.A.	2.721%	Fixed	CPI	Maturity	USD	30,000,000	03/07/27	—	—	243,211	243,211
Citibank, N.A.	2.628%	Fixed	CPI	Maturity	USD	61,000,000	11/24/26	—	—	600,703	600,703
Citibank, N.A.	2.403%	Fixed	CPI	Maturity	USD	67,000,000	01/14/27	—	—	696,446	696,446
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,215,433	1,215,433
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,586,292	2,586,292
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,716,366	1,716,366
Morgan Stanley and Co. International	3.235%	Fixed	CPI	Maturity	USD	53,000,000	10/08/26	—	—	336,209	336,209
Morgan Stanley and Co. International	3.212%	Fixed	CPI	Maturity	USD	30,000,000	10/14/26	—	—	184,768	184,768
Morgan Stanley and Co. International	3.210%	Fixed	CPI	Maturity	USD	34,000,000	10/06/26	—	—	228,708	228,708
Morgan Stanley and Co. International	3.115%	Fixed	CPI	Maturity	USD	30,000,000	10/21/26	—	—	199,015	199,015
Morgan Stanley and Co. International	3.102%	Fixed	CPI	Maturity	USD	48,000,000	10/24/26	—	—	316,980	316,980
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	434,826	434,826
Morgan Stanley and Co. International	2.857%	Fixed	CPI	Maturity	USD	51,000,000	07/21/28	—	—	167,349	167,349

20

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	$1,472,722	$1,472,722
Morgan Stanley and Co. International	2.844%	Fixed	CPI	Maturity	USD	33,000,000	08/01/28	—	—	131,600	131,600
Morgan Stanley and Co. International	2.800%	Fixed	CPI	Maturity	USD	38,000,000	08/18/28	—	—	172,884	172,884
Morgan Stanley and Co. International	2.732%	Fixed	CPI	Maturity	USD	77,000,000	11/18/26	—	—	694,967	694,967
Morgan Stanley and Co. International	2.709%	Fixed	CPI	Maturity	USD	44,000,000	05/29/28	—	—	285,793	285,793
Morgan Stanley and Co. International	2.648%	Fixed	CPI	Maturity	USD	29,000,000	05/09/28	—	—	191,782	191,782
Morgan Stanley and Co. International	2.639%	Fixed	CPI	Maturity	USD	30,000,000	12/03/26	—	—	279,492	279,492
Morgan Stanley and Co. International	2.464%	Fixed	CPI	Maturity	USD	68,000,000	01/27/27	—	—	747,383	747,383
Morgan Stanley and Co. International	2.382%	Fixed	CPI	Maturity	USD	70,000,000	01/20/27	—	—	780,180	780,180
Morgan Stanley and Co. International	2.254%	Fixed	CPI	Maturity	USD	38,000,000	12/23/26	—	—	429,492	429,492
Morgan Stanley and Co. International	2.230%	Fixed	CPI	Maturity	USD	32,000,000	12/30/26	—	—	349,324	349,324
Total Appreciation										$53,080,434	$53,080,434
Total Appreciation (Depreciation)										$53,080,434	$53,080,434
*
As of April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $37,365,200 in connection with open inflation swap contracts.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,728,524,299	—	$1,728,524,299
Commercial Paper	—	14,639,629	—	14,639,629
Money Market Funds	$905,940	—	—	905,940
Total Investments in Securities	$905,940	$1,743,163,928	—	$1,744,069,868

21

DFA Municipal Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Swap Agreements**	—	$53,080,434	—	$53,080,434
Total Financial Instruments	—	$53,080,434	—	$53,080,434
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
22

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.1%)
CALIFORNIA — (97.1%)
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/26	315	$317,009
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/27	2,000	2,076,668
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	1,520	1,576,767
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/28	415	440,486
Atascadero Unified School District (GO) Series A
5.000%, 08/01/28	235	249,325
Bay Area Toll Authority (RB) Series A
3.000%, 04/01/55	2,475	2,475,000
Beaumont Public Improvement Authority (RB) Series A
5.000%, 09/01/28	300	319,076
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/27	860	888,586
Beverly Hills Unified School District (GO)
5.000%, 08/01/27	900	930,368
Buena Park School District (GO)
8.000%, 08/01/27	1,730	1,847,507
Burbank Unified School District (GO)
5.000%, 08/01/28	750	795,548
5.000%, 08/01/29	1,500	1,626,127
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	1,015	1,019,883
5.000%, 02/01/34	1,000	1,016,067
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	140	$146,513
California Health Facilities Financing Authority (RB) Series B
4.000%, 08/15/36	1,975	1,975,699
3.100%, 03/01/41	1,810	1,810,000
California Infrastructure & Economic Development Bank (RB)
5.000%, 10/01/28	590	605,086
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	190	198,019
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	211,027
California Public Finance Authority (RB) Series A
5.000%, 06/01/26	110	110,174
California Public Finance Authority (RB) Series C
3.000%, 08/01/54	215	215,000
California State Public Works Board (RB) Series A
5.000%, 02/01/28	280	292,440
California State Public Works Board (RB) Series B
5.000%, 05/01/26	675	675,000
5.000%, 12/01/26	1,305	1,323,864
5.000%, 06/01/27	1,545	1,587,157
5.000%, 12/01/28	835	887,463
California State Public Works Board (RB) Series C
5.000%, 09/01/26	3,815	3,846,030
5.000%, 08/01/27	415	428,087

23

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 09/01/28	2,774	$2,932,654
4.000%, 11/01/30	750	754,448
4.000%, 11/01/31	600	603,054
California State Public Works Board (RB) Series D
5.000%, 11/01/26	145	146,793
5.000%, 04/01/27	470	474,974
5.000%, 05/01/28	1,085	1,140,300
California State University (RB) Series A
5.000%, 11/01/27	915	951,407
5.000%, 11/01/28	20	20,042
5.000%, 11/01/31	2,350	2,405,416
5.000%, 11/01/33	1,655	1,658,101
4.000%, 11/01/34	1,500	1,500,708
4.000%, 11/01/35	1,000	1,000,379
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/26	120	121,678
5.000%, 03/01/27	670	670,630
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,290	1,294,943
4.000%, 08/01/37	500	500,523
Carlsbad Unified School District (GO)
5.000%, 08/01/26	345	347,218
Carlsbad Unified School District (COP)
4.000%, 10/01/27	240	245,197
4.000%, 10/01/28	125	129,695
4.000%, 10/01/29	55	57,733
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,355	1,357,297
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	385	392,795
City & County of San Francisco (GO) Series F
5.000%, 06/15/26	3,000	3,008,700
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series R1
5.000%, 06/15/26	2,250	$2,256,525
City & County of San Francisco (COP) Series R1
5.000%, 04/01/27	1,255	1,284,634
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/27	485	503,265
5.000%, 09/15/28	495	527,688
5.000%, 09/15/29	545	595,028
City of Berkeley (RN)
4.000%, 07/28/26	6,280	6,305,178
City of Grover Beach (GO)
5.000%, 09/01/26	345	347,720
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/29	235	254,139
City of Los Angeles (RN)
5.000%, 06/25/26	3,055	3,065,585
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/28	1,700	1,799,504
City of Oakland (GO)
5.000%, 07/15/26	520	522,533
5.000%, 07/15/27	910	937,068
City of Oxnard Wastewater Revenue (RB) (BAM)
5.000%, 06/01/27	310	318,883
5.000%, 06/01/28	175	184,718
City of Rancho Cordova (ST)
5.000%, 09/01/26	220	221,454
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	790	798,333
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/28	380	403,164
5.000%, 08/01/29	585	634,625
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/26	340	344,282

24

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/28	2,560	$2,734,565
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	427,936
City of Santa Clara (GO) Series A
5.000%, 08/01/27	610	630,813
Clovis Unified School District (GO) Series A
5.000%, 08/01/26	565	568,460
Compton Community College District (GO) Series B
5.000%, 08/01/26	325	327,114
5.000%, 08/01/27	160	165,399
Corona-Norco Unified School District (GO)
5.000%, 08/01/27	280	288,921
5.000%, 08/01/28	265	281,214
5.000%, 08/01/29	260	282,311
County of Los Angeles (RN) Series A
5.000%, 06/30/26	4,830	4,847,353
County of Riverside (RN)
5.000%, 06/30/26	4,015	4,030,589
County of San Diego (RN)
5.000%, 06/30/26	5,000	5,018,737
County of San Diego (COP)
5.000%, 10/01/26	1,860	1,879,153
County of San Diego (COP) Series A
5.000%, 10/01/27	295	306,855
5.000%, 10/01/28	580	619,132
Cupertino Union School District (COP)
5.000%, 06/01/27	500	513,405
Davis Joint Unified School District (COP) (AG)
4.000%, 08/01/27	1,625	1,626,752
Desert Community College District (GO)
5.000%, 08/01/27	510	528,557
5.000%, 08/01/28	305	324,215
Desert Sands Unified School District (GO)
4.000%, 08/01/35	1,460	1,491,629
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	125	$128,813
5.000%, 06/01/28	160	169,261
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	465	479,185
5.000%, 06/01/28	2,790	2,951,486
5.000%, 06/01/30	690	710,034
East Side Union High School District (GO)
5.000%, 08/01/27	305	315,483
5.000%, 08/01/28	315	334,345
East Side Union High School District (GO) Series D
5.000%, 08/01/28	1,200	1,273,693
El Dorado Irrigation District (RB) Series A
5.000%, 03/01/28	1,080	1,133,628
Folsom Cordova Unified School District (GO) (AG) Series D
4.000%, 10/01/37	2,100	2,103,668
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/27	360	374,145
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	2,850	2,851,962
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/27	1,585	1,637,486
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/27	3,000	3,209,558
Fremont Union High School District (GO)
5.000%, 08/01/28	455	483,655
Fresno Unified School District (GO) Series A
5.000%, 08/01/26	830	835,062
5.000%, 08/01/27	640	660,310

25

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Glendale Community College District (GO) Series A
5.000%, 08/01/27	245	$253,729
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/27	485	499,620
Grossmont Union High School District (GO)
4.000%, 08/01/33	1,500	1,502,107
Hayward Unified School District (GO) (BAM) Series B
5.000%, 08/01/26	690	694,400
5.000%, 08/01/27	305	315,100
Imperial Irrigation District Electric System Revenue (RB)
5.000%, 11/01/26	895	906,719
5.000%, 11/01/27	320	333,056
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	290	308,005
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/28	350	369,711
5.000%, 05/01/29	425	460,195
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	110	110,688
Lodi Unified School District (GO)
5.000%, 08/01/28	520	551,934
Los Angeles Community College District (GO) Series F
5.000%, 08/01/27	870	898,263
5.000%, 08/01/28	2,000	2,122,822
Los Angeles Community College District (GO) Series J
4.000%, 08/01/37	2,500	2,513,552
Los Angeles Community College District (GO) Series K
4.000%, 08/01/38	735	735,222
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	2,740	$2,742,445
5.000%, 07/01/34	2,515	2,579,578
5.000%, 06/01/35	3,145	3,151,036
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 06/01/29	4,000	4,318,448
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,305	1,308,321
Los Angeles County Public Works Financing Authority (RB) Series H
5.000%, 12/01/28	580	620,639
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/26	365	370,332
5.000%, 12/01/27	310	322,322
5.000%, 12/01/28	350	374,524
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/28	195	208,014
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/28	480	496,945
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/26	1,015	1,018,857
5.000%, 07/01/29	380	385,666
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/26	740	741,308
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/26	200	200,709

26

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/27	3,265	$3,365,053
5.000%, 07/01/29	1,785	1,926,085
5.000%, 07/01/30	5,500	6,049,205
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	680	700,838
5.000%, 07/01/30	1,550	1,615,074
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	1,030	1,061,563
Los Rios Community College District (GO)
5.000%, 08/01/28	1,010	1,073,631
Lucia Mar Unified School District (GO) Series A
5.000%, 08/01/27	185	191,591
5.000%, 08/01/28	115	122,062
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	2,625	2,724,164
Millbrae Public Financing Authority (RB)
5.000%, 12/01/26	265	269,026
5.000%, 12/01/27	385	401,895
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	900	902,168
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	718,637
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/27	290	299,530
Morongo Unified School District (GO) Series A
5.000%, 08/01/26	280	281,786
5.000%, 08/01/27	175	180,795
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	1,380	1,464,747
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	258,059
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/27	900	$930,934
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/27	1,765	1,786,971
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	100	103,311
New Haven Unified School District (GO)
5.000%, 08/01/26	530	533,461
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	156,583
5.000%, 12/01/28	175	187,444
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/29	1,275	1,371,145
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	1,385	1,393,026
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/29	565	607,539
Ohlone Community College District (GO)
5.000%, 08/01/29	360	390,908
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/28	350	373,778
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	210,144
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/27	3,230	3,339,393
Pasadena Unified School District (GO) Series A
5.000%, 08/01/27	1,875	1,937,560
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/27	1,045	1,079,735

27

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/28	85	$89,964
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/27	865	893,644
Placentia-Yorba Linda Unified School District (COP)
5.000%, 10/01/28	100	106,260
5.000%, 10/01/29	250	270,990
Pleasanton Unified School District (GO)
5.000%, 08/01/27	1,650	1,706,711
Pomona Unified School District (GO)
5.000%, 08/01/29	350	380,378
Pomona Unified School District (GO) Series A
5.000%, 08/01/27	370	382,764
Redondo Beach Unified School District (GO)
5.000%, 08/01/29	255	276,875
Reed Union School District (GO)
4.000%, 08/01/26	250	250,945
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	3,965	3,968,624
Riverside Community College District (GO) Series A
5.000%, 08/01/26	1,015	1,021,730
5.000%, 08/01/27	725	749,919
Riverside Unified School District (GO)
5.000%, 08/01/27	55	56,918
5.000%, 08/01/28	185	196,361
Riverside Unified School District (GO) Series D
5.000%, 08/01/27	130	134,534
Sacramento City Financing Authority (RB)
5.000%, 12/01/26	240	243,716
5.000%, 12/01/27	205	213,865
5.000%, 12/01/28	265	283,568
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	520	$549,408
Sacramento City Unified School District (GO) (BAM) Series B
5.000%, 08/01/28	1,000	1,058,625
Sacramento Municipal Utility District (RB) Series G
5.000%, 08/15/37	1,280	1,368,985
Salinas Union High School District (GO) Series A
5.000%, 08/01/27	300	310,047
Salinas Union High School District (GO) Series B
5.000%, 08/01/28	215	228,203
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,590	2,626,255
San Bernardino County Transportation Authority (RB) Series A
5.000%, 03/01/27	395	403,982
5.000%, 03/01/28	1,080	1,134,824
San Diego Community College District (GO)
5.000%, 08/01/26	385	387,670
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/27	810	831,364
5.000%, 04/01/28	660	696,728
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	250,000
5.000%, 05/01/27	145	148,820
San Diego County/San Diego County School Districts (RN) Series A
5.000%, 08/31/26	5,000	5,035,811
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/26	125	126,389
5.000%, 10/15/27	1,010	1,050,547
5.000%, 10/15/28	2,640	2,820,869
5.000%, 05/15/38	3,060	3,064,502

28

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	1,185	$1,231,162
San Diego Unified School District (GO) (AG) Series F-1
¤ 5.250%, 07/01/27 (Pre-refunded @ $100, 7/1/27)	125	129,027
5.250%, 07/01/27	365	378,173
San Diego Unified School District (GO) Series G 2
5.000%, 07/01/27	1,135	1,171,644
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	355	356,379
San Diego Unified School District (GO) Series R-9
5.000%, 07/01/29	2,000	2,166,288
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/27	1,905	1,972,154
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/27	6,805	7,044,887
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/35	575	575,464
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	1,330	1,370,912
5.000%, 07/01/28	840	887,377
4.000%, 07/01/34	480	484,204
4.000%, 07/01/38	385	386,453
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,053,076
5.000%, 10/01/35	1,000	1,002,433
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	230	238,392
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	445	$446,268
San Francisco Unified School District (GO) Series A
5.000%, 06/15/28	820	864,646
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,535	1,584,731
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,210	1,275,880
San Francisco Unified School District (GO) Series F&C
5.000%, 06/15/28	2,570	2,574,267
San Gabriel Unified School District (GO) Series A
8.000%, 08/01/26	885	897,361
8.000%, 08/01/27	695	743,727
8.000%, 08/01/28	830	935,334
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/27	385	397,991
5.000%, 08/01/28	110	116,855
San Jose Unified School District (GO) Series A
5.000%, 08/01/27	2,495	2,579,814
San Leandro Unified School District (GO) Series B
5.000%, 08/01/27	60	62,047
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/26)	1,000	1,006,428
San Marcos Unified School District (GO) Series A
5.000%, 08/01/28	500	530,706
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	200	213,042

29

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/27	385	$398,281
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,195	1,200,371
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	355	357,047
San Mateo Union High School District (GO) Series D
5.000%, 09/01/28	730	777,604
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	365	367,392
5.000%, 08/01/27	145	150,002
Santa Clara County Financing Authority (RB) Series A
5.000%, 11/01/27	2,000	2,083,498
5.000%, 11/01/28	3,000	3,197,621
Santa Clara Unified School District (GO)
4.000%, 07/01/36	1,000	1,000,951
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	570	571,142
Santa Monica-Malibu Unified School District (GO) Series A
5.000%, 08/01/26	695	699,767
5.000%, 08/01/27	260	269,296
Scotts Valley Unified School District (GO) Series B
5.000%, 08/01/26	250	251,645
Southwestern Community College District (GO) Series A
5.250%, 08/01/28	355	379,062
State of California (GO)
5.000%, 08/01/26	6,460	6,497,830
4.000%, 09/01/26	1,370	1,376,634
5.000%, 09/01/26	3,520	3,548,631
4.000%, 11/01/26	3,435	3,459,138
5.000%, 04/01/27	1,900	1,944,585
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
3.500%, 08/01/27	4,890	$4,949,642
5.000%, 08/01/27	8,290	8,556,310
5.000%, 09/01/27	735	760,244
5.000%, 10/01/27	2,315	2,399,594
5.000%, 11/01/27	2,370	2,461,840
5.000%, 12/01/27	2,055	2,139,099
5.000%, 03/01/28	1,830	1,916,958
5.000%, 04/01/28	1,885	1,978,761
5.000%, 08/01/28	5,085	5,335,314
5.000%, 09/01/28	2,595	2,698,285
5.000%, 10/01/28	5	5,010
5.000%, 11/01/28	2,715	2,885,875
5.000%, 12/01/28	1,755	1,868,898
5.000%, 08/01/30	40	40,077
5.000%, 10/01/30	1,100	1,161,921
5.250%, 08/01/31	165	165,345
5.000%, 09/01/31	1,350	1,359,866
4.000%, 09/01/32	450	450,085
5.000%, 09/01/32	1,300	1,309,195
5.000%, 10/01/32	5	5,009
5.000%, 08/01/33	450	452,299
5.000%, 09/01/33	1,000	1,006,771
4.000%, 08/01/35	580	580,020
5.000%, 10/01/35	190	190,249
4.000%, 11/01/35	1,000	1,011,607
4.000%, 09/01/36	1,960	1,960,019
5.000%, 11/01/39	1,500	1,566,419
State of California (GO) Series B
5.000%, 10/01/26	1,570	1,585,536
State of California (GO) (AMBAC)
5.000%, 02/01/27	1,070	1,090,408
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	2,585	2,702,317
Stockton Unified School District (GO)
5.000%, 08/01/26	2,990	2,995,383
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	301,913
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	375	377,477
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	100,628

30

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	$435,611
University of California (RB) Series AL-2
3.000%, 05/15/48	1,365	1,365,000
University of California (RB) Series AR
5.000%, 05/15/30	545	545,531
5.000%, 05/15/32	1,620	1,621,578
University of California (RB) Series BS
5.000%, 05/15/26	2,380	2,381,943
5.000%, 05/15/29	400	429,614
University of California (RB) Series BX
5.000%, 05/15/26	3,215	3,218,131
5.000%, 05/15/29	2,500	2,685,085
University of California (RB) Series BZ
5.000%, 05/15/26	4,125	4,128,367
5.000%, 05/15/27	1,795	1,841,963
5.000%, 05/15/28	1,080	1,134,734
University of California (RB) Series M
5.000%, 05/15/35	1,000	1,021,072
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,007,065
Ventura Unified School District (GO) Series B
5.000%, 08/01/27	625	645,696
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/27	300	307,123
5.000%, 05/01/28	810	855,127
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	139,217
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/29	750	$813,548
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/26	2,170	2,184,004
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	270	279,009
4.000%, 08/01/34	1,260	1,260,347
Whittier Union High School District (GO) Series C
5.000%, 08/01/26	365	367,346
5.000%, 08/01/27	155	160,172
TOTAL MUNICIPAL BONDS (Cost $376,540,111)		376,600,050
COMMERCIAL PAPER — (2.8%)
California Statewide Communities Development Authority
2.480%, 05/05/26	5,000	4,999,703
2.400%, 07/07/26	3,000	2,999,340
2.350%, 07/09/26	3,000	2,999,039
TOTAL COMMERCIAL PAPER (Cost $11,000,000)		10,998,082

	Shares
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	200,382	200,402
TOTAL INVESTMENTS — (100.0%)
(Cost $387,740,513)		$387,798,534
As of April 30, 2026, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.080%	Fixed	CPI	Maturity	USD	12,000,000	03/19/27	—	—	$62,097	$62,097
Bank of America Corp.	3.014%	Fixed	CPI	Maturity	USD	13,000,000	07/24/27	—	—	36,224	36,224

31

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	$358,708	$358,708
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	307,333	307,333
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	303,189	303,189
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	233,311	233,311
Bank of America Corp.	2.778%	Fixed	CPI	Maturity	USD	13,000,000	05/15/27	—	—	63,470	63,470
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	968,765	968,765
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	437,097	437,097
Bank of America Corp.	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	513,927	513,927
Bank of America Corp.	2.511%	Fixed	CPI	Maturity	USD	20,000,000	02/09/27	—	—	219,150	219,150
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	1,130,050	1,130,050
Bank of America Corp.	2.143%	Fixed	CPI	Maturity	USD	6,000,000	09/18/26	—	—	145,046	145,046
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,358,701	1,358,701
Citibank, N.A.	3.025%	Fixed	CPI	Maturity	USD	13,000,000	08/01/27	—	—	34,633	34,633
Citibank, N.A.	2.880%	Fixed	CPI	Maturity	USD	7,000,000	04/27/28	—	—	25,960	25,960
Citibank, N.A.	2.238%	Fixed	CPI	Maturity	USD	29,000,000	12/31/26	—	—	311,887	311,887
Deutsche Bank AG	2.675%	Fixed	CPI	Maturity	USD	26,000,000	03/05/27	—	—	240,127	240,127
Deutsche Bank AG	2.413%	Fixed	CPI	Maturity	USD	23,000,000	02/24/27	—	—	272,426	272,426
Morgan Stanley and Co. International	2.958%	Fixed	CPI	Maturity	USD	6,000,000	08/12/27	—	—	20,912	20,912
Morgan Stanley and Co. International	2.919%	Fixed	CPI	Maturity	USD	10,000,000	09/24/27	—	—	33,886	33,886
Morgan Stanley and Co. International	2.865%	Fixed	CPI	Maturity	USD	7,000,000	07/09/27	—	—	36,320	36,320
Morgan Stanley and Co. International	2.775%	Fixed	CPI	Maturity	USD	11,000,000	06/09/27	—	—	68,663	68,663
Morgan Stanley and Co. International	2.752%	Fixed	CPI	Maturity	USD	16,000,000	10/24/27	—	—	94,908	94,908
Morgan Stanley and Co. International	2.577%	Fixed	CPI	Maturity	USD	12,000,000	11/19/27	—	—	100,637	100,637
Morgan Stanley and Co. International	2.553%	Fixed	CPI	Maturity	USD	13,000,000	01/30/27	—	—	136,015	136,015
Morgan Stanley and Co. International	2.475%	Fixed	CPI	Maturity	USD	11,000,000	02/17/27	—	—	123,975	123,975
Morgan Stanley and Co. International	2.463%	Fixed	CPI	Maturity	USD	9,000,000	04/25/30	—	—	113,523	113,523
Morgan Stanley and Co. International	2.439%	Fixed	CPI	Maturity	USD	7,000,000	11/28/27	—	—	75,506	75,506

32

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.420%	Fixed	CPI	Maturity	USD	20,000,000	01/23/27	—	—	$218,763	$218,763
Morgan Stanley and Co. International	2.377%	Fixed	CPI	Maturity	USD	7,000,000	04/17/30	—	—	117,616	117,616
Morgan Stanley and Co. International	2.254%	Fixed	CPI	Maturity	USD	9,000,000	12/23/26	—	—	101,722	101,722
Morgan Stanley and Co. International	2.232%	Fixed	CPI	Maturity	USD	9,000,000	09/04/27	—	—	196,630	196,630
Morgan Stanley and Co. International	2.201%	Fixed	CPI	Maturity	USD	11,000,000	09/25/26	—	—	250,222	250,222
Total Appreciation										$8,711,399	$8,711,399
Citibank, N.A.	3.245%	Fixed	CPI	Maturity	USD	10,000,000	05/21/26	—	—	(28,642)	(28,642)
Total (Depreciation)										$(28,642)	$(28,642)
Total Appreciation (Depreciation)										$8,682,757	$8,682,757
*
As of April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $6,024,515 in connection with open inflation swap contracts.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$376,600,050	—	$376,600,050
Commercial Paper	—	10,998,082	—	10,998,082
Money Market Funds	$200,402	—	—	200,402
Total Investments in Securities	$200,402	$387,598,132	—	$387,798,534
Financial Instruments
Assets
Swap Agreements**	—	8,711,399	—	8,711,399
Liabilities
Swap Agreements**	—	(28,642)	—	(28,642)
Total Financial Instruments	—	$8,682,757	—	$8,682,757
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
33

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.2%)
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	$330,161
ARIZONA — (2.0%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	405	415,257
Arizona Department of Transportation State Highway Fund Revenue (RB)
5.000%, 07/01/27	2,000	2,055,748
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/26	635	637,359
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	470	470,627
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	165,905
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/35	70	81,338
5.000%, 07/01/36	85	97,463
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	443,495
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	386,447
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	1,060	1,075,807
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 01/01/37	500	$573,548
5.000%, 05/01/39	2,670	2,993,464
TOTAL ARIZONA		9,396,458
CALIFORNIA — (1.9%)
State of California (GO)
5.000%, 08/01/27	270	278,683
5.000%, 10/01/29	1,000	1,081,945
4.000%, 09/01/32	1,000	1,000,189
5.000%, 08/01/35	2,000	2,009,812
4.000%, 09/01/35	1,820	1,820,113
5.000%, 09/01/35	600	603,902
4.000%, 10/01/36	1,000	1,022,810
State of California (GO) (BAM)
5.000%, 09/01/35	445	447,894
University of California (RB) Series AY
4.000%, 05/15/35	575	580,041
TOTAL CALIFORNIA		8,845,389
COLORADO — (1.9%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/39	800	914,696
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	350	353,079
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/36	205	235,556
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	223,680

34

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/33	805	$814,914
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	210	212,908
University of Colorado (RB) Series C-2
5.000%, 06/01/26	1,410	1,412,734
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/36	1,090	1,162,257
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	690	745,492
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	2,500	2,817,059
TOTAL COLORADO		8,892,375
CONNECTICUT — (1.1%)
City of Danbury (GO)
4.000%, 02/22/27	4,940	4,997,926
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series A
5.000%, 06/01/28	115	120,814
District of Columbia (GO) Series B
5.000%, 06/01/27	590	604,751
District of Columbia (GO) Series D
5.000%, 06/01/26	425	425,777
TOTAL DISTRICT OF COLUMBIA		1,151,342
FLORIDA — (8.8%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	509,086
5.000%, 07/01/28	435	457,542
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/26	785	$791,039
5.000%, 09/01/38	100	111,029
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	127,683
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,095	1,127,044
City of Jacksonville (RB)
5.000%, 10/01/27	170	175,848
5.000%, 10/01/28	130	137,694
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	255	257,416
5.000%, 10/01/27	120	123,992
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/38	1,500	1,684,862
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	10,914,176
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	255	255,953
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/36	400	463,244
5.000%, 10/01/37	255	296,020
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	68,018
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	138,356
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,290	4,313,242
5.000%, 10/01/36	290	325,473
5.000%, 10/01/39	200	223,882
Orlando Utilities Commission (RB) Series B
5.000%, 10/01/38	1,000	1,127,155

35

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (RN)
4.000%, 06/25/26	4,750	$4,757,783
School District of Broward County (GO) (AG)
5.000%, 07/01/26	1,260	1,264,687
State of Florida (GO) Series A
5.000%, 06/01/29	1,255	1,287,618
State of Florida (GO) Series B
5.000%, 06/01/29	2,543	2,728,175
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	392	408,845
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	2,034	2,036,782
4.000%, 07/01/36	1,894	1,896,285
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/36	1,310	1,511,098
5.000%, 07/01/37	465	532,477
Tampa Bay Water (RB)
5.000%, 10/01/26	980	989,121
TOTAL FLORIDA		41,041,625
GEORGIA — (0.6%)
City of Cartersville Water & Sewer Revenue (RB)
5.000%, 06/01/28	95	99,823
Effingham County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/39	500	562,997
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,246,154
TOTAL GEORGIA		2,908,974
	Face Amount	Value†
	(000)
HAWAII — (1.8%)
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	$1,111,313
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,226,093
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,015,926
TOTAL HAWAII		8,353,332
IOWA — (0.7%)
City of Des Moines (GO) Series A
4.000%, 06/01/39	2,610	2,654,075
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	154,987
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	606,096
TOTAL IOWA		3,415,158
KANSAS — (1.0%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,139,923
City of Olathe (GO) Series A
5.000%, 09/01/26	2,000	2,014,947
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	227,179
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,080	1,088,527
TOTAL KANSAS		4,470,576
KENTUCKY — (0.5%)
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/27	585	600,760

36

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville/Jefferson County Metropolitan Government (GO) Series A
4.000%, 04/01/36	1,485	$1,534,018
TOTAL KENTUCKY		2,134,778
LOUISIANA — (0.8%)
State of Louisiana (GO) Series B
5.000%, 06/01/38	675	765,682
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/26	3,025	3,025,000
TOTAL LOUISIANA		3,790,682
MAINE — (0.2%)
Maine Turnpike Authority (RB)
5.000%, 07/01/27	415	426,471
State of Maine (GO) Series B
4.000%, 06/01/26	515	515,505
TOTAL MAINE		941,976
MARYLAND — (6.9%)
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,135	2,207,416
County of Baltimore (GO)
5.000%, 03/01/28	1,335	1,394,488
County of Charles (GO)
5.000%, 10/01/38	620	689,999
County of Frederick (GO) Series A
4.000%, 04/01/39	5,000	5,193,074
County of Harford (GO)
4.000%, 10/01/39	1,605	1,665,689
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,087,170
County of Howard (GO) Series A
5.000%, 08/15/29	840	906,207
5.000%, 08/15/36	1,525	1,715,235
County of Prince George's (GO) Series A
5.000%, 08/01/26	1,030	1,035,977
5.000%, 07/15/29	3,660	3,937,215
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland Health & Higher Educational Facilities Authority (RB) Series B
3.350%, 06/01/46	215	$215,000
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,715	1,798,497
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	785	808,958
State of Maryland (GO) Series A
5.000%, 06/01/37	4,490	4,944,994
State of Maryland (GO) Series B
5.000%, 08/01/27	500	515,260
State of Maryland (GO) Series C
4.000%, 03/01/29	3,045	3,168,215
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	1,000	1,009,159
TOTAL MARYLAND		32,292,553
MASSACHUSETTS — (3.6%)
City of New Bedford (GO)
4.000%, 04/09/27	3,000	3,038,107
City of Quincy (GO)
5.000%, 07/24/26	1,486	1,493,408
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	220	243,641
Commonwealth of Massachusetts (GO) Series B
5.000%, 06/01/36	1,100	1,266,454
5.000%, 05/01/39	500	557,533
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/38	2,000	2,245,303
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	935	940,387

37

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/35	345	$403,687
5.000%, 06/01/36	1,240	1,440,331
Massachusetts Development Finance Agency (RB) Series A
5.000%, 02/15/27	935	952,825
Town of Norwood (GO)
5.000%, 03/15/29	340	365,931
Town of Westborough (GO)
4.000%, 10/27/26	2,000	2,014,037
Town of Whitman (GO)
4.000%, 03/16/27	1,000	1,012,610
Town of Winchester (GO)
4.000%, 07/17/26	666	667,938
TOTAL MASSACHUSETTS		16,642,192
MICHIGAN — (0.5%)
Michigan State University (RB) Series A
5.000%, 08/15/38	500	557,715
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,606,506
TOTAL MICHIGAN		2,164,221
MINNESOTA — (1.9%)
City of Burnsville (GO) Series A
5.000%, 12/20/26	405	410,568
City of St. Paul (GO) Series A
5.000%, 09/01/29	1,040	1,122,310
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
4.000%, 02/01/38	2,170	2,218,389
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/39	1,120	1,246,898
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	$2,031,392
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,500	1,617,219
TOTAL MINNESOTA		8,646,776
MONTANA — (0.0%)
County of Flathead (GO)
5.000%, 07/01/36	200	231,292
NEBRASKA — (1.0%)
City of Omaha (GO)
5.000%, 04/15/28	310	324,765
City of Omaha (GO) Series B
5.000%, 04/15/27	220	225,114
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	1,150	1,219,495
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,190,818
Omaha Public Power District (RB) Series B
5.000%, 02/01/34	425	480,405
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	1,205,142
TOTAL NEBRASKA		4,645,739
NEVADA — (0.9%)
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,213,661
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,213,902
TOTAL NEVADA		4,427,563
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
5.000%, 10/01/35	225	257,141

38

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (3.6%)
Bridgewater-Raritan Regional School District (GO)
6.000%, 07/15/26	240	$241,632
City of Hoboken (GO) Series A
4.000%, 03/08/27	2,500	2,531,080
City of Summit (GO)
4.000%, 07/16/26	470	471,279
County of Hudson (GO)
4.000%, 02/24/27	4,000	4,044,012
County of Union (GO)
4.000%, 06/12/26	3,000	3,004,289
Essex County Improvement Authority (RN)
4.000%, 03/12/27	1,510	1,528,012
Hudson County Improvement Authority (RN) Series B-1
4.000%, 06/24/26	945	946,392
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	1,065	1,078,426
Township of Woodbridge (GO)
4.000%, 03/12/27	3,000	3,037,312
TOTAL NEW JERSEY		16,882,434
NEW MEXICO — (1.0%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,096,820
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,245	1,275,664
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	200,777
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	1,095	1,126,161
TOTAL NEW MEXICO		4,699,422
	Face Amount	Value†
	(000)
NEW YORK — (9.3%)
City of New York (GO) Series A-1
5.000%, 09/01/27	405	$417,656
City of New York (GO) Series A-4
3.350%, 09/01/49	520	520,000
City of New York (GO) Series B-1
5.000%, 08/01/27	2,580	2,655,484
5.000%, 12/01/34	380	384,006
City of New York (GO) Series C
4.000%, 08/01/39	2,500	2,495,299
City of New York (GO) Series D
5.000%, 10/01/36	490	556,557
City of New York (GO) Series E
5.000%, 08/01/39	2,000	2,211,948
City of New York (GO) Series F-1
5.000%, 08/01/36	1,225	1,358,729
City of Rochester (GO) Series I
4.000%, 02/25/27	1,000	1,012,021
City of Rochester (GO) Series II
4.000%, 07/30/26	1,000	1,002,832
Corning City School District (GO) Series A
4.000%, 06/18/26	1,000	1,001,574
County of Suffolk (GO)
4.000%, 07/24/26	3,500	3,510,318
Empire State Development Corp. (RB) Series E
4.000%, 03/15/34	500	515,838
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,529,871
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/33	2,200	2,336,055
5.000%, 03/15/36	70	81,842
4.000%, 03/15/37	1,435	1,455,554
5.000%, 03/15/37	35	40,413
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/37	1,925	1,988,692
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/38	1,425	1,436,488

39

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
4.000%, 02/15/39	4,240	$4,257,560
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	3,000	3,213,474
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	334,329
Town of Colonie (GO)
4.000%, 03/05/27	1,240	1,254,413
Town of Oyster Bay (GO)
4.000%, 03/05/27	2,000	2,024,593
Town of Tonawanda (GO)
4.000%, 08/21/26	1,025	1,028,913
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/38	4,000	4,506,622
TOTAL NEW YORK		43,131,081
NORTH CAROLINA — (1.5%)
Charlotte-Mecklenburg Hospital Authority (RB) Series G
3.400%, 01/15/48	510	510,000
Charlotte-Mecklenburg Hospital Authority (RB) Series H
3.400%, 01/15/48	1,100	1,100,000
City of Charlotte (GO) Series B
5.000%, 07/01/37	385	443,216
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/26	2,055	2,062,958
City of Durham Water & Sewer Utility System Revenue (RB)
5.000%, 08/01/36	1,000	1,168,212
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	112,263
City of Winston-Salem Water & Sewer System Revenue (RB)
5.000%, 06/01/27	445	456,607
5.000%, 06/01/28	860	903,856
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Durham (GO)
5.000%, 06/01/37	210	$235,256
TOTAL NORTH CAROLINA		6,992,368
OHIO — (1.7%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,040	2,181,041
5.000%, 10/01/35	260	302,261
5.000%, 10/01/36	245	282,326
Columbus City School District (GO) (SD CRED PROG) Series A
5.000%, 12/01/26	270	273,759
Olentangy Local School District (GO)
5.000%, 12/01/26	260	263,575
State of Ohio (GO) Series A
5.000%, 03/01/28	630	658,651
5.000%, 06/15/30	1,475	1,612,918
State of Ohio (GO) Series C
5.000%, 08/01/28	2,135	2,251,977
TOTAL OHIO		7,826,508
OKLAHOMA — (0.5%)
City of Oklahoma City (GO)
5.000%, 03/01/36	560	634,320
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,892,035
TOTAL OKLAHOMA		2,526,355
OREGON — (2.2%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/39	250	264,981
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/38	265	298,140
County of Multnomah (GO) Series A
5.000%, 06/15/29	265	284,926

40

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
County of Washington (GO)
5.000%, 06/01/28	1,375	$1,445,663
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,020	4,317,258
State of Oregon (GO) Series K
5.000%, 11/01/36	265	306,267
5.000%, 11/01/37	190	218,154
5.000%, 11/01/38	690	787,394
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,159,458
TOTAL OREGON		10,082,241
PENNSYLVANIA — (0.6%)
Pennsylvania Turnpike Commission (RB) Series 1
5.000%, 12/01/26	1,505	1,524,288
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/26	555	562,113
Township of Lower Merion (GO)
5.000%, 05/01/29	605	648,862
TOTAL PENNSYLVANIA		2,735,263
RHODE ISLAND — (0.5%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	2,195,876
SOUTH CAROLINA — (1.1%)
Beaufort County School District (GO) Series B
5.000%, 03/01/27	3,000	3,059,018
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	855	872,248
5.000%, 03/01/38	1,000	1,090,795
TOTAL SOUTH CAROLINA		5,022,061
	Face Amount	Value†
	(000)
TENNESSEE — (4.2%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	$868,277
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,209,423
City of Memphis (GO)
5.000%, 05/01/26	1,020	1,020,000
4.000%, 05/01/39	695	701,292
County of Knox (GO)
4.000%, 06/01/38	1,000	1,022,942
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,424,276
4.000%, 04/01/39	1,025	1,037,510
County of Sumner (GO)
5.000%, 06/01/26	1,510	1,512,837
County of Williamson (GO)
5.000%, 04/01/29	3,620	3,875,869
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,023,575
Metropolitan Government of Nashville & Davidson County (GO)
4.000%, 07/01/37	2,000	2,022,557
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/38	1,000	1,020,610
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	155	155,556
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	510	524,454
TOTAL TENNESSEE		19,419,178
TEXAS — (21.7%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/40	315	346,369

41

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	$237,186
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	551,188
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/40	280	316,717
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	125	128,855
Cedar Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,108,384
5.000%, 02/15/39	1,450	1,598,635
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,103,392
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,026,889
City of Austin (GO)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/26)	10	10,072
5.000%, 09/01/27	2,255	2,325,707
5.000%, 09/01/36	290	333,305
5.000%, 09/01/38	270	298,991
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/39	500	553,067
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	575	582,224
City of Bedford (GO)
5.000%, 02/01/38	1,180	1,294,009
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	1,889,607
City of Celina (GO)
4.125%, 09/01/26	2,520	2,531,099
City of Dallas (GO)
5.000%, 02/15/38	915	1,023,109
City of Dallas (GO) Series A
4.000%, 02/15/37	2,115	2,135,131
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	$2,664,831
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	840,693
City of Denton (GO)
5.000%, 02/15/35	1,420	1,582,537
5.000%, 02/15/39	2,000	2,204,377
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/40	1,210	1,318,949
City of Fort Worth (GO)
5.000%, 03/01/37	1,000	1,086,768
City of Frisco (GO)
5.000%, 02/15/28	3,495	3,639,821
City of Grand Prairie (GO)
5.000%, 02/15/35	185	211,004
5.000%, 02/15/36	105	120,493
City of Houston (GO)
5.000%, 03/01/35	750	856,916
City of Leander (GO)
5.000%, 08/15/38	90	101,128
5.000%, 08/15/39	165	184,441
5.000%, 08/15/40	75	83,455
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,654,203
City of Pflugerville (GO)
5.000%, 08/01/37	350	380,818
City of Plano (GO)
5.000%, 09/01/26	495	498,820
5.000%, 09/01/38	1,000	1,107,977
City of Richardson (GO)
5.000%, 02/15/39	750	819,335
City of Round Rock (GO)
5.000%, 08/15/39	425	476,986
City of San Antonio (GO)
4.000%, 08/01/36	1,985	2,033,423
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,615	1,713,286
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.000%, 02/01/37	235	261,182
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/39	500	554,966

42

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Waco (GO)
5.000%, 02/01/28	185	$192,785
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	1,370	1,495,742
County of Bexar (GO)
4.000%, 06/15/26	650	650,980
5.000%, 06/15/26	1,690	1,694,585
County of Collin (GO)
5.000%, 02/15/38	365	401,032
County of Harris (GO)
5.000%, 10/01/26	495	499,869
County of Harris (GO) Series A
5.000%, 09/15/26	565	569,949
5.000%, 09/15/38	1,400	1,568,516
County of Montgomery (GO) Series A
5.000%, 03/01/37	1,150	1,296,883
County of Williamson (GO)
5.000%, 02/15/39	605	662,934
Dallas College (GO)
5.000%, 02/15/28	930	969,034
Del Valle Independent School District (GO) (PSF-GTD) Series B
5.000%, 06/15/26	400	401,150
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	985	1,092,148
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/34	455	518,873
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	178,043
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	95	96,786
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,055,713
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	$2,647,844
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	830	838,130
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/39	525	586,423
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	839,165
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	658,459
5.000%, 08/15/29	1,195	1,231,645
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,178,020
5.000%, 02/15/30	870	936,006
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	640	692,327
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	125	125,778
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,025	1,125,359
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/39	1,275	1,395,751
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	438,011

43

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	55	$63,330
5.000%, 02/15/36	65	74,073
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	2,010	2,017,580
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/27	2,160	2,220,208
5.000%, 07/01/38	500	558,372
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	385	392,391
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	880	885,786
5.000%, 08/15/30	2,850	2,866,457
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,603,635
State of Texas (GO)
5.000%, 10/01/35	1,670	1,934,318
State of Texas (GO) Series A
5.000%, 10/01/31	985	1,015,827
State of Texas (GO) Series C
5.000%, 08/01/26	1,420	1,428,204
State of Texas (GO) Series E
5.000%, 08/01/35	970	1,122,553
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/39	780	861,955
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,760	5,980,801
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/39	205	227,316
Texas A&M University (RB) Series A
5.000%, 05/15/36	690	789,516
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Tech University System (RB) Series A
5.000%, 02/15/40	1,250	$1,397,353
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,010	1,119,743
University of Houston (RB) Series A
5.000%, 02/15/28	880	917,769
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	375	395,464
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/39	315	348,195
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	824,566
TOTAL TEXAS		100,873,697
UTAH — (1.8%)
Central Valley Water Reclamation Facility (RB)
5.000%, 03/01/39	2,000	2,235,234
Central Valley Water Reclamation Facility (RB) Series C
4.000%, 03/01/38	3,280	3,332,602
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	135,625
Timpanogos Special Service District (RB)
5.000%, 06/01/39	750	837,710
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,823,870
Utah Transit Authority (RB)
5.000%, 12/15/26	225	228,346
TOTAL UTAH		8,593,387
VIRGINIA — (2.7%)
City of Alexandria (GO)
4.000%, 12/15/39	1,140	1,177,999
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,041,063

44

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	$1,122,714
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/27	250	250,496
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,756,726
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	760	775,208
County of Henrico (GO) Series A
5.000%, 08/01/26	4,390	4,416,585
TOTAL VIRGINIA		12,540,791
WASHINGTON — (7.5%)
City of Seattle (GO)
5.000%, 06/01/26	2,825	2,830,325
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	330	330,000
County of King (GO)
5.000%, 12/01/35	4,000	4,515,365
County of King (GO) Series B
5.000%, 12/01/37	1,045	1,166,776
5.000%, 12/01/38	640	730,059
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,485	2,484,852
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/28	1,630	1,636,695
County of Spokane (GO)
5.000%, 12/01/28	1,405	1,489,941
5.000%, 12/01/36	80	91,853
5.000%, 12/01/37	60	68,441
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,610	4,041,245
5.000%, 07/01/37	165	183,747
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	575	637,091
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/39	500	$554,453
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/34	335	386,066
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	285	313,573
5.000%, 12/01/39	1,000	1,119,938
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,008,605
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,090,685
5.000%, 08/01/38	430	487,087
State of Washington (GO) Series C
5.000%, 02/01/37	2,155	2,359,785
State of Washington (GO) Series D
5.000%, 02/01/28	1,190	1,212,447
4.000%, 06/01/37	1,115	1,140,288
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,010	1,138,545
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	1,760	1,809,675
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	1,090	1,120,764
State of Washington (GO) Series R-2026A
5.000%, 07/01/38	900	1,024,585
TOTAL WASHINGTON		34,972,886
WEST VIRGINIA — (0.5%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,055	2,164,348

45

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (2.3%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,350	$2,534,343
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,222,681
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/34	175	200,854
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,380	1,478,435
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	619,016
State of Wisconsin (GO) Series A
5.000%, 05/01/38	1,000	1,143,633
State of Wisconsin (GO) Series B
5.000%, 05/01/37	2,370	2,597,021
TOTAL WISCONSIN		10,795,983
TOTAL MUNICIPAL BONDS (Cost $464,781,984)		461,432,108
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (0.8%)
Board of Regents of the University of Texas System
2.430%, 05/05/26	500	$499,951
2.360%, 05/12/26	3,000	2,999,348
TOTAL COMMERCIAL PAPER (Cost $3,500,000)		3,499,299

	Shares
MONEY MARKET FUNDS — (0.0%)
BlackRock Liquidity Funds MuniCash	242,701	242,725
TOTAL INVESTMENTS — (100.0%)
(Cost $468,524,709)		$465,174,132
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$461,432,108	—	$461,432,108
Commercial Paper	—	3,499,299	—	3,499,299
Money Market Funds	$242,725	—	—	242,725
Total Investments in Securities	$242,725	$464,931,407	—	$465,174,132
See accompanying Notes to Financial Statements.
46

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.2%)
ALABAMA — (0.2%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/35 (Pre-refunded @ $100, 9/1/26)	585	$589,299
Mobile County Board of School Commissioners (ST) (AG)
5.000%, 03/01/27	960	977,846
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	720	723,936
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	995	1,000,439
TOTAL ALABAMA		3,291,520
ALASKA — (0.2%)
Borough of Matanuska-Susitna (RB) Series A
5.000%, 09/01/26	3,000	3,021,239
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	430	433,894
TOTAL ALASKA		3,455,133
ARIZONA — (2.5%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	1,725	1,768,686
5.000%, 07/01/27	260	267,460
5.000%, 06/01/28	445	466,952
Arizona Department of Transportation State Highway Fund Revenue (RB)
5.000%, 07/01/27	6,265	6,439,631
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/26	1,995	2,002,412
	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
5.000%, 07/01/27	790	$811,624
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,425	1,426,900
City of Tucson (GO) Series 2018-B
5.000%, 07/01/26	3,840	3,854,331
Maricopa County Industrial Development Authority (RB) Series A
5.000%, 01/01/27	500	507,746
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/26	835	838,229
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,250	1,254,771
5.000%, 07/01/27	2,790	2,865,394
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	615	617,347
5.000%, 07/01/27	2,095	2,151,613
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/26	3,750	3,764,313
Maricopa County Union High School District No. 216 Agua Fria (GO) Series B
5.000%, 07/01/27	1,000	1,028,306
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/33	2,025	2,098,607
5.000%, 01/01/34	2,350	2,381,448
TOTAL ARIZONA		34,545,770

47

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	1,265	$1,302,621
CALIFORNIA — (3.2%)
California State Public Works Board (RB) Series D
5.000%, 04/01/27	835	843,837
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	7,000	7,006,399
State of California (GO)
5.000%, 04/01/27	17,740	18,156,281
5.000%, 08/01/27	2,020	2,084,964
5.000%, 09/01/28	1,675	1,688,028
5.000%, 10/01/28	20	20,039
5.000%, 08/01/29	1,155	1,161,600
5.000%, 08/01/30	1,405	1,412,887
5.000%, 09/01/30	1,345	1,355,055
5.000%, 09/01/31	2,600	2,619,000
5.000%, 08/01/33	5,705	5,734,140
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,112,055
TOTAL CALIFORNIA		44,194,285
COLORADO — (2.0%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	6,065	6,153,952
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	6,020	6,108,292
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	1,120	1,129,851
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/26	205	207,779
5.000%, 12/01/27	205	212,727
	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/26	555	$560,530
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/26	5,730	5,751,021
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/33	2,370	2,399,187
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	3,255	3,300,645
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series D
5.000%, 12/01/26	1,145	1,161,057
Fort Collins-Loveland Water District (RB)
5.000%, 12/01/26	310	314,076
5.000%, 12/01/27	350	363,081
TOTAL COLORADO		27,662,198
CONNECTICUT — (2.6%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	635	638,958
City of Danbury (GO)
4.000%, 02/22/27	19,500	19,728,655
City of New Haven (GO) Series B
5.000%, 08/01/26	100	100,505
Regional School District No. 18 (GO)
4.000%, 08/13/26	7,050	7,075,539
State of Connecticut (GO) Series B
5.000%, 05/15/27	2,150	2,152,837
Town of Ellington (GO)
4.000%, 09/22/26	3,000	3,014,204
Town of Manchester (GO)
4.000%, 02/11/27	3,000	3,033,243
TOTAL CONNECTICUT		35,743,941

48

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (0.7%)
District of Columbia (GO) Series A
5.000%, 06/01/27	1,595	$1,634,876
District of Columbia (GO) Series D
5.000%, 06/01/26	2,860	2,865,229
District of Columbia Income Tax Revenue (RB) Series C
5.000%, 10/01/26	1,315	1,327,458
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/30	3,485	3,576,700
TOTAL DISTRICT OF COLUMBIA		9,404,263
FLORIDA — (7.2%)
Brevard County School District (COP) Series A
5.000%, 07/01/27	4,545	4,665,861
5.000%, 07/01/28	3,560	3,732,946
City of Jacksonville (RB)
5.000%, 10/01/26	655	661,424
5.000%, 10/01/27	3,550	3,672,120
5.000%, 10/01/28	775	820,868
City of Pembroke Pines (GO)
5.000%, 09/01/27	1,395	1,439,540
City of Port St. Lucie (GO)
5.000%, 07/01/27	1,305	1,340,767
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	825	832,816
5.000%, 10/01/27	375	387,475
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/26	445	449,216
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/26	1,335	1,347,648
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/26	150	151,484
5.000%, 10/01/27	165	170,723
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	935	944,014
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	545	$559,810
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/27	285	292,738
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/26	905	912,969
Fort Pierce Utilities Authority (RB) (AG) Series A
5.000%, 10/01/26	370	373,196
Lee County School Board (COP) Series B
5.000%, 08/01/26	880	884,817
Manatee County School District (COP) (AG) Series A
5.000%, 07/01/26	310	311,174
5.000%, 07/01/27	275	282,665
Manatee County School District (COP) Series A
5.000%, 07/01/27	1,150	1,180,715
Miami Beach Health Facilities Authority (RB) Series A
5.000%, 11/15/26	465	469,966
5.000%, 11/15/27	475	490,008
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/27	360	365,570
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	3,925	3,931,360
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,043,214
Pinellas County School Board (GO)
4.000%, 06/30/26	5,895	5,906,742
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	395	396,262

49

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (GO)
5.000%, 03/15/27	2,025	$2,068,000
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/26	6,175	6,175,000
5.000%, 05/01/32	4,320	4,324,682
School District of Broward County (RN)
4.000%, 06/25/26	16,080	16,106,347
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,020	2,075,363
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	7,310	7,336,453
School District of Broward County (COP) Series A
5.000%, 07/01/27	2,500	2,562,119
State of Florida (GO) Series A
5.000%, 06/01/26	5,990	6,001,256
5.000%, 07/01/26	1,060	1,064,087
5.000%, 07/01/27	2,055	2,113,240
State of Florida (GO) Series B
5.000%, 07/01/26	1,525	1,530,880
State of Florida (GO) Series C
4.000%, 06/01/32	1,980	2,002,592
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	2,133	2,140,972
5.000%, 07/01/27	504	517,872
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/26	2,385	2,393,913
Tampa Bay Water (RB)
5.000%, 10/01/26	1,650	1,665,356
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Volusia County School Board (COP) (AG) Series B
5.000%, 08/01/26	1,020	$1,025,481
TOTAL FLORIDA		99,121,721
GEORGIA — (0.5%)
City of Cartersville Water & Sewer Revenue (RB)
5.000%, 06/01/27	420	431,046
Cobb County School District (GO)
4.000%, 12/15/26	5,155	5,198,063
Dalton Whitfield County Joint Development Authority (RB) Series B
5.000%, 08/15/26	665	669,010
TOTAL GEORGIA		6,298,119
HAWAII — (1.1%)
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	105	105,402
5.000%, 11/01/26	1,115	1,128,206
City & County of Honolulu (GO) Series B
5.000%, 07/01/26	100	100,383
City & County of Honolulu (GO) Series C
4.000%, 07/01/26	270	270,545
County of Hawaii (GO) Series A
5.000%, 09/01/31	910	925,874
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,050	5,059,557
State of Hawaii (GO) Series FG
5.000%, 10/01/31	2,865	2,890,919
4.000%, 10/01/32	1,560	1,565,168
State of Hawaii (GO) Series FH
4.000%, 10/01/30	2,010	2,018,003
State of Hawaii (GO) Series FN
5.000%, 10/01/29	765	790,013
TOTAL HAWAII		14,854,070

50

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
IDAHO — (0.1%)
Boise State University (RB) Series A
5.000%, 04/01/27	465	$474,743
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/27	240	244,382
TOTAL IDAHO		719,125
ILLINOIS — (1.8%)
Adams County School District No. 172 (GO)
5.000%, 02/01/27	255	258,829
5.000%, 02/01/28	310	321,171
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/27	1,315	1,334,759
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	225	227,700
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/27	225	232,462
County of Cook (GO)
5.000%, 11/15/34	805	812,360
County of Cook (GO) Series A
5.000%, 11/15/26	2,155	2,179,905
DuPage County Forest Preserve District (GO)
5.000%, 11/01/26	330	333,617
Elmhurst Park District (GO)
5.000%, 12/15/26	270	273,713
5.000%, 12/15/27	220	228,118
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	350	362,269
Illinois Finance Authority (RB) Series C
5.000%, 04/01/27	2,035	2,077,696
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 2/15/27)	1,000	1,009,676
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/27	525	533,473
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/32	6,075	$6,088,843
State of Illinois (GO) Series B
5.000%, 10/01/27	3,115	3,207,112
State of Illinois (GO) Series D
5.000%, 11/01/27	3,800	3,918,842
5.000%, 11/01/28	950	979,378
TOTAL ILLINOIS		24,379,923
IOWA — (0.2%)
City of Altoona (GO) Series A
5.000%, 06/01/27	230	235,701
State of Iowa Board of Regents (RB) Series A
5.000%, 09/01/27	2,100	2,162,856
TOTAL IOWA		2,398,557
KANSAS — (1.3%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	13,030	13,030,000
City of Olathe (GO) Series A
5.000%, 09/01/26	4,170	4,201,166
TOTAL KANSAS		17,231,166
KENTUCKY — (0.9%)
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/31	550	552,660
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	1,275	1,275,000
Kentucky State Property & Building Commission (RB) Series A
5.000%, 09/01/26	770	775,614
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/27	3,585	3,681,585
5.000%, 07/01/28	4,145	4,358,992

51

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
KENTUCKY — (Continued)
Louisville/Jefferson County Metropolitan Government (RB) Series B
3.400%, 10/01/39	2,335	$2,335,000
TOTAL KENTUCKY		12,978,851
LOUISIANA — (0.5%)
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/27	140	142,893
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/26	7,230	7,230,000
TOTAL LOUISIANA		7,372,893
MAINE — (0.2%)
Maine Turnpike Authority (RB)
5.000%, 07/01/26	980	983,712
5.000%, 07/01/27	1,785	1,834,339
TOTAL MAINE		2,818,051
MARYLAND — (2.8%)
County of Anne Arundel (GO)
5.000%, 10/01/32	1,690	1,705,925
County of Anne Arundel (GO) Series B
5.000%, 10/01/26	2,530	2,555,660
County of Baltimore (GO)
5.000%, 07/01/26	1,235	1,239,720
County of Calvert (GO)
5.000%, 07/01/27	745	765,766
County of Charles (GO)
5.000%, 10/01/26	1,120	1,130,985
County of Montgomery (GO) Series A
5.000%, 10/01/26	6,060	6,118,930
County of Prince George's (GO) Series A
5.000%, 08/01/26	3,280	3,299,034
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 05/15/26	350	350,298
5.000%, 07/01/26	665	667,294
5.000%, 08/15/26	235	236,492
5.000%, 05/15/27	260	266,233
5.000%, 07/01/27	465	476,608
	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 08/15/27	190	$195,616
Maryland Health & Higher Educational Facilities Authority (RB) Series B
3.350%, 06/01/46	325	325,000
Maryland Health & Higher Educational Facilities Authority (RB) Series C
5.000%, 08/15/27	1,245	1,281,797
State of Maryland (GO) Series A
5.000%, 08/01/26	470	472,727
5.000%, 03/15/27	725	740,332
State of Maryland (GO) Series B
5.000%, 08/01/26	1,315	1,322,631
5.000%, 08/01/28	15,015	15,845,453
TOTAL MARYLAND		38,996,501
MASSACHUSETTS — (6.5%)
Bristol-Plymouth Regional Vocational Technical School District (GO)
4.000%, 02/17/27	3,000	3,032,359
City of Fall River (GO)
4.000%, 01/29/27	6,564	6,622,593
City of New Bedford (GO)
4.000%, 04/09/27	10,000	10,127,025
City of Peabody (GO)
4.000%, 07/10/26	5,385	5,396,807
City of Quincy (GO)
5.000%, 07/24/26	8,308	8,349,415
City of Revere (GO)
4.000%, 07/10/26	1,209	1,211,391
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	5,020	5,038,310
5.000%, 07/01/29	5,345	5,364,495
Commonwealth of Massachusetts (GO) Series B
5.000%, 06/01/27	435	446,487
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,375	1,391,695
Massachusetts Development Finance Agency (RB) Series A
5.000%, 02/15/27	1,450	1,477,643

52

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series F
5.000%, 07/01/28	155	$162,895
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/26	365	366,044
5.000%, 07/01/27	320	326,879
Massachusetts Development Finance Agency (RB) (AG) Series N
5.000%, 07/01/26	2,140	2,147,092
Town of Hingham (GO)
4.000%, 02/12/27	12,000	12,123,174
Town of Westborough (GO)
4.000%, 10/27/26	12,515	12,602,834
Town of Whitman (GO)
4.000%, 03/16/27	6,920	7,007,265
Town of Wilmington (GO)
4.000%, 02/17/27	3,000	3,033,312
Town of Winchester (GO)
4.000%, 07/17/26	2,082	2,088,058
TOTAL MASSACHUSETTS		88,315,773
MICHIGAN — (1.6%)
Birmingham City School District (GO)
5.000%, 05/01/26	1,225	1,225,000
5.000%, 05/01/27	2,940	3,008,423
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	1,430	1,430,000
Farmington Public School District (GO)
5.000%, 05/01/26	735	735,000
5.000%, 05/01/27	1,400	1,429,653
Ferris State University (RB) (AG) Series A
5.000%, 10/01/27	340	351,311
Grand Rapids Public Schools (GO) (AG)
5.000%, 05/01/27	2,745	2,804,781
Grandville Public Schools (GO) (AG)
5.000%, 05/01/26	540	540,000
5.000%, 05/01/27	580	593,036
Jackson Public Schools (GO) (Q-SBLF)
5.000%, 05/01/27	915	936,112
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Lansing School District (GO) (Q-SBLF)
5.000%, 05/01/27	350	$358,076
Livonia Public Schools (GO) (AG)
5.000%, 05/01/27	395	404,153
5.000%, 05/01/28	440	458,819
Portage Public Schools (GO) (BAM)
6.000%, 11/01/26	465	472,739
6.000%, 11/01/27	220	231,146
South Lyon Community Schools (GO)
5.000%, 05/01/26	880	880,000
South Lyon Community Schools (GO) Series I
5.000%, 05/01/27	305	312,068
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/27	1,055	1,079,448
Warren Consolidated Schools (GO) (Q-SBLF)
5.000%, 05/01/27	785	802,721
5.000%, 05/01/28	495	517,648
Warren Consolidated Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/26	2,085	2,085,000
5.000%, 05/01/27	1,045	1,068,591
Ypsilanti Community Schools (GO) (Q-SBLF)
5.000%, 05/01/27	440	449,845
TOTAL MICHIGAN		22,173,570
MINNESOTA — (2.3%)
City of Rochester (RB) Series B
5.000%, 11/15/29	80	86,389
City of St. Cloud (RB)
5.000%, 05/01/27	200	204,165
County of Hennepin (GO) Series A
5.000%, 12/01/28	300	318,771
County of Hennepin (GO) Series C
5.000%, 12/01/26	6,355	6,441,261
5.000%, 12/01/31	1,030	1,042,817
Minnesota Health & Education Facilities Authority (RB)
5.000%, 12/01/26	475	480,397
5.000%, 12/01/27	295	304,645

53

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minnesota Health & Education Facilities Authority (RB) Series B
5.000%, 10/01/26	480	$483,947
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,264
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	8,770	9,139,518
State of Minnesota (GO) Series A
5.000%, 08/01/27	10,955	11,289,347
5.000%, 08/01/33	985	990,319
TOTAL MINNESOTA		30,926,840
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series B
5.000%, 12/01/28	1,265	1,283,067
MISSOURI — (0.2%)
Health & Educational Facilities Authority of the State of Missouri (RB) Series B
5.000%, 11/15/26	480	485,161
St. Charles County School District No. R-IV Wentzville (GO)
4.000%, 03/01/29	1,645	1,646,707
TOTAL MISSOURI		2,131,868
NEBRASKA — (1.0%)
City of Omaha (GO) Series B
5.000%, 04/15/27	180	184,185
County of Sarpy (GO)
5.000%, 06/01/26	1,115	1,117,133
Metropolitan Utilities District of Omaha Water System Revenue (RB)
5.000%, 12/01/27	10,000	10,385,297
Nebraska State Colleges Facilities Corp. (RB) (AG) Series B
5.000%, 07/15/26	645	647,689
	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Omaha Public Power District (RB) Series C
5.000%, 02/01/27	985	$1,002,669
TOTAL NEBRASKA		13,336,973
NEVADA — (0.6%)
Clark County School District (GO) Series A
5.000%, 06/15/26	1,855	1,860,102
Clark County School District (GO) Series B
5.000%, 06/15/26	2,050	2,055,639
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	1,990	1,992,814
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	850	872,871
Washoe County School District (GO) Series A
5.000%, 06/01/27	585	600,050
5.000%, 06/01/28	625	655,818
TOTAL NEVADA		8,037,294
NEW HAMPSHIRE — (0.8%)
City of Manchester (GO)
4.000%, 11/12/26	10,330	10,405,809
NEW JERSEY — (9.0%)
Bridgewater-Raritan Regional School District (GO)
6.000%, 07/15/26	745	750,067
City of Hoboken (GO) Series A
4.000%, 03/08/27	12,000	12,149,182
City of New Brunswick (GO)
4.000%, 09/08/26	6,215	6,240,756
City of Newark (GO)
4.000%, 12/11/26	5,000	5,031,974
City of Summit (GO)
4.000%, 07/16/26	1,465	1,468,985
County of Hudson (GO)
4.000%, 02/24/27	15,525	15,695,822
County of Union (GO)
4.000%, 06/12/26	15,000	15,021,447

54

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Essex County Improvement Authority (RN)
4.000%, 03/12/27	4,715	$4,771,242
Hudson County Improvement Authority (RN) Series B-1
4.000%, 06/24/26	690	691,017
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	5,430	5,498,456
New Jersey Educational Facilities Authority (RB) (AG) Series A
5.000%, 07/01/26	765	767,742
New Jersey Educational Facilities Authority (RB) Series B
5.500%, 09/01/29	565	569,861
New Jersey Transportation Trust Fund Authority (RB) Series BB1
5.000%, 06/15/32	1,310	1,377,122
Township of Bloomfield (GO)
4.000%, 03/11/27	6,500	6,581,114
Township of East Brunswick (GO)
4.000%, 07/14/26	7,095	7,111,854
Township of Evesham (GO)
4.000%, 09/14/26	4,000	4,016,629
Township of Ewing (GO)
4.000%, 12/22/26	4,075	4,111,890
Township of Hopewell/Cumberland County (GO)
4.000%, 09/21/26	4,000	4,018,800
Township of Morris (GO)
3.750%, 09/24/26	2,000	2,008,479
Township of Old Bridge (GO)
4.000%, 09/09/26	2,320	2,330,197
Township of Union/Union County (GO)
4.000%, 02/26/27	8,000	8,088,044
Township of Woodbridge (GO)
4.000%, 03/12/27	12,000	12,149,246
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Westfield School District (GO)
4.000%, 09/03/26	2,770	$2,781,590
TOTAL NEW JERSEY		123,231,516
NEW MEXICO — (1.1%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	475	477,669
Central New Mexico Community College (GO)
5.000%, 08/15/26	2,400	2,415,849
5.000%, 08/15/27	10,290	10,601,677
City of Albuquerque (GO) Series A
5.000%, 07/01/26	1,000	1,003,885
State of New Mexico (GO)
5.000%, 03/01/27	1,135	1,158,464
TOTAL NEW MEXICO		15,657,544
NEW YORK — (10.3%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	3,000	3,010,320
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	3,500	3,506,414
City of New Rochelle (GO)
4.000%, 12/09/26	8,000	8,066,255
City of New York (GO) Series A-1
4.000%, 08/01/32	1,690	1,691,773
5.000%, 08/01/33	930	934,395
City of New York (GO) Series B-1
5.000%, 08/01/26	775	779,339
5.000%, 08/01/27	3,875	3,988,373
5.000%, 12/01/31	1,135	1,148,337
5.000%, 12/01/34	1,220	1,232,863
City of New York (GO) Series C
5.000%, 08/01/26	1,465	1,473,201
City of New York (GO) Series D
5.000%, 10/01/28	250	263,663

55

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/32	785	$788,849
City of New York (GO) Series F
5.000%, 08/01/26	1,970	1,981,028
City of Rochester (GO) Series II
4.000%, 07/30/26	275	275,779
City of Troy (GO)
4.000%, 01/29/27	1,000	1,007,810
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	5,000	5,006,183
Corning City School District (GO) Series A
4.000%, 06/18/26	3,975	3,981,255
County of Suffolk (GO)
4.000%, 07/24/26	21,000	21,061,910
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	5,390	5,414,787
Holland Central School District (GO) (ST AID WITHHLDG)
3.250%, 01/21/27	3,950	3,963,964
Honeoye Falls-Lima Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	2,000	2,003,163
Kingston City School District (GO) (ST AID WITHHLDG)
4.000%, 06/30/26	1,055	1,057,018
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/26	245	248,152
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	885	894,033
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	2,000	2,003,437
New York State Dormitory Authority (RB)
5.000%, 07/01/26	515	516,837
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 07/01/27	195	$200,095
5.000%, 03/15/30	2,060	2,111,190
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/33	435	446,333
5.000%, 02/15/34	3,320	3,402,673
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	390	398,111
5.000%, 03/15/28	715	747,424
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/35	3,510	3,529,287
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	5,045	5,059,290
Port Authority of New York & New Jersey (RB) Series 205TH
5.000%, 11/15/35	935	964,260
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	4,000	4,011,837
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	5,500	5,517,595
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	5,030	5,039,290
Town of Colonie (GO)
4.000%, 03/05/27	3,640	3,682,309
Town of Oyster Bay (GO)
4.000%, 08/21/26	3,255	3,267,121
4.000%, 03/05/27	5,045	5,107,037
Town of Salina (GO) Series A
4.000%, 06/05/26	5,000	5,005,481
Town of Tonawanda (GO)
4.000%, 08/21/26	4,175	4,190,938
Town of Webster (GO)
4.000%, 08/25/26	6,030	6,055,345

56

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/26	825	$835,644
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,135	2,187,900
Village of Freeport (GO) Series F
3.750%, 11/12/26	2,705	2,718,309
TOTAL NEW YORK		140,776,607
NORTH CAROLINA — (1.6%)
Charlotte-Mecklenburg Hospital Authority (RB) Series B
3.400%, 01/15/38	1,725	1,725,000
Charlotte-Mecklenburg Hospital Authority (RB) Series C
3.400%, 01/15/37	1,500	1,500,000
City of Durham Water & Sewer Utility System Revenue (RB)
5.000%, 08/01/27	1,250	1,287,816
City of Raleigh (GO)
5.000%, 04/01/27	410	419,090
5.000%, 04/01/28	1,585	1,659,546
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 12/01/27	295	306,413
City of Winston-Salem Water & Sewer System Revenue (RB)
5.000%, 06/01/27	1,305	1,339,039
5.000%, 06/01/28	2,525	2,653,763
County of Union (GO) Series B
5.000%, 09/01/26	3,460	3,486,737
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	1,910	1,913,281
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	2,825	2,844,006
State of North Carolina (RB)
5.000%, 03/01/33	2,000	2,112,045
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
State of North Carolina (GO) Series C
5.000%, 06/01/27	1,120	$1,150,427
TOTAL NORTH CAROLINA		22,397,163
OHIO — (1.8%)
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/27	1,220	1,236,059
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/26	575	575,963
5.000%, 06/01/27	540	552,218
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,375	1,391,342
County of Allen Hospital Facilities Revenue (RB) Series C
3.450%, 06/01/34	3,715	3,715,000
County of Lucas (GO)
4.000%, 10/09/26	1,000	1,005,656
Cuyahoga Community College District (GO)
5.000%, 12/01/26	2,950	2,990,386
5.000%, 12/01/27	435	451,623
Ohio State University (RB) Series A
5.000%, 12/01/26	465	471,339
Olentangy Local School District (GO)
5.000%, 12/01/26	765	775,518
State of Ohio (GO) Series A
5.000%, 05/01/32	920	940,227
State of Ohio (GO) Series AA
5.000%, 05/01/27	4,585	4,697,661
State of Ohio (GO) Series Z
5.000%, 05/01/27	1,805	1,849,352
University of Akron (RB) Series A
4.000%, 01/01/28	3,265	3,334,728
TOTAL OHIO		23,987,072

57

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OKLAHOMA — (0.1%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,900	$1,918,843
OREGON — (1.5%)
City of Hillsboro (GO)
5.000%, 06/01/27	685	702,845
City of Medford Sewer Revenue (RB) (BAM)
5.000%, 06/01/28	160	167,756
County of Washington (GO)
5.000%, 06/01/26	5,110	5,120,024
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	955	957,656
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	935	937,600
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	9,480	9,492,942
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	436,537
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/26	2,200	2,206,079
TOTAL OREGON		20,021,439
PENNSYLVANIA — (0.8%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,880	1,887,172
Central Dauphin School District (GO) (ST AID WITHHLDG) Series B
5.000%, 02/01/27	1,405	1,428,292
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
City of Philadelphia (GO) Series C
5.000%, 08/01/26	1,255	$1,261,743
County of Chester (GO) Series A
5.000%, 07/15/27	2,150	2,212,733
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,332,604
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 12/15/26	500	506,069
5.000%, 12/15/27	745	769,246
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	625	626,157
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	205	210,864
TOTAL PENNSYLVANIA		11,234,880
RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series C
5.000%, 08/01/26	1,760	1,769,857
SOUTH CAROLINA — (1.9%)
Beaufort County School District (GO) Series B
5.000%, 03/01/27	5,555	5,664,281
Beaufort County School District (GO) Series C
5.000%, 03/01/27	6,710	6,842,003
Charleston County School District (GO) Series A
5.000%, 02/01/27	1,375	1,400,079
City of Rock Hill Combined Utility System Revenue (RB)
5.000%, 01/01/27	100	101,443
Orangeburg County School District (GO)
5.000%, 08/13/26	4,000	4,024,469
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	1,011,276

58

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
York County School District No. 1 (GO)
4.000%, 07/30/26	7,000	$7,017,341
TOTAL SOUTH CAROLINA		26,060,892
SOUTH DAKOTA — (0.1%)
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/26	840	848,370
TENNESSEE — (1.2%)
City of Memphis (GO)
5.000%, 11/01/26	1,785	1,805,010
City of Memphis (GO) Series A
5.000%, 04/01/27	1,390	1,420,309
County of Rutherford (GO) Series B
5.000%, 04/01/27	1,405	1,436,280
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	185,675
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	3,035	3,046,327
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/27	2,105	2,124,922
Metropolitan Government of Nashville & Davidson County (GO) Series D
5.000%, 01/01/27	4,355	4,424,793
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	705	707,527
5.000%, 07/01/27	320	329,069
Metropolitan Nashville Airport Authority (RB) Series C
5.000%, 07/01/27	220	226,107
5.000%, 07/01/28	260	273,187
TOTAL TENNESSEE		15,979,206
	Face Amount^	Value†
	(000)
TEXAS — (14.3%)
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	765	$779,324
Austin Community College District (GO)
5.000%, 08/01/26	620	623,405
Austin Community College District Public Facility Corp. (RB)
5.000%, 08/01/26	725	729,000
5.000%, 08/01/27	375	385,822
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/26	160	160,931
5.000%, 08/01/27	2,360	2,431,643
Bexar County Hospital District (GO)
5.000%, 02/15/27	1,200	1,219,642
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	7,420	7,469,282
5.000%, 08/15/27	11,515	11,870,161
5.000%, 08/15/28	565	595,728
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	2,550	2,628,650
Boerne Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	3,455	3,513,530
City of Austin (GO)
5.000%, 05/01/26	700	700,000
5.000%, 09/01/26	460	463,473
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/26	410	415,084
5.000%, 11/15/27	360	373,074
5.000%, 11/15/32	480	485,251
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	690	715,377
5.000%, 11/15/31	860	869,788
City of Bryan Electric System Revenue (RB) (AG)
5.000%, 07/01/26	975	978,226
City of Carrollton (GO)
5.000%, 08/15/26	3,015	3,033,768

59

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Corpus Christi Utility System Revenue (RB) (AG)
5.000%, 07/15/26	890	$894,020
City of Dallas (GO)
5.000%, 08/15/27	2,570	2,648,837
City of Dallas (GO) Series A
5.000%, 02/15/27	3,580	3,646,469
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,190	1,201,557
City of El Paso (GO)
5.000%, 08/15/26	955	961,195
5.000%, 08/15/34	1,000	1,005,413
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/27	290	295,601
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/27	175	178,278
5.000%, 03/01/28	260	270,953
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/26	300	301,867
5.000%, 08/15/27	355	365,159
City of Greenville (GO) (BAM)
4.000%, 02/15/27	1,770	1,785,819
City of Houston (RN)
5.000%, 06/30/26	6,000	6,022,369
City of Houston (GO) Series A
5.000%, 03/01/32	1,370	1,393,676
City of Irving (GO)
5.000%, 09/15/27	2,670	2,759,523
City of Kyle (GO) (AG)
5.000%, 08/15/26	670	674,366
City of Lubbock Water & Wastewater System (RB)
5.000%, 02/15/27	250	254,484
City of McKinney (GO)
5.000%, 08/15/26	1,225	1,232,947
City of Pearland (GO)
5.000%, 03/01/27	2,685	2,736,188
City of Pearland (GO) Series A
5.000%, 03/01/27	875	891,681
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Plano (GO)
5.000%, 09/01/26	2,445	$2,463,869
5.000%, 09/01/27	1,310	1,351,949
City of San Antonio (GO)
5.000%, 02/01/27	1,845	1,879,164
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	1,430	1,434,649
City of Temple (GO)
5.000%, 08/01/26	850	854,819
5.000%, 08/01/27	540	555,988
City of Temple (GO) Series A
5.000%, 08/01/26	180	181,020
City of Temple (GO) Series B
5.000%, 08/01/26	295	296,672
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	440	442,494
5.000%, 08/01/27	265	272,846
City of Waco (GO)
5.000%, 02/01/28	535	557,514
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	655	659,268
5.000%, 02/15/27	1,345	1,369,654
Clifton Higher Education Finance Corp. (RB) (PSF-GTD)
5.000%, 04/01/27	100	101,894
Clint Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,810	1,821,162
County of Denton (GO)
5.000%, 07/15/26	610	612,793
5.000%, 07/15/27	185	190,280
County of Harris (GO)
5.000%, 09/15/26	1,285	1,296,255
County of Harris (GO) Series A
5.000%, 09/15/26	3,610	3,641,618
5.000%, 10/01/27	1,055	1,091,397
County of Hidalgo (GO)
5.000%, 08/15/26	1,010	1,016,111
County of Montgomery (GO) Series A
5.000%, 03/01/27	1,480	1,508,215
County of Travis (GO)
5.000%, 03/01/27	6,350	6,475,821

60

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	1,495	$1,504,394
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	2,120	2,160,199
Dallas Independent School District (GO) (PSF-GTD)
4.000%, 02/15/28	815	835,775
Del Valle Independent School District (GO) (PSF-GTD) Series B
5.000%, 06/15/26	2,820	2,828,107
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,550	1,593,958
Denton Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/26	665	668,830
DeSoto Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	990	996,105
5.000%, 08/15/27	785	807,263
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	550	560,516
El Paso County Community College District (RB)
5.000%, 04/01/27	1,170	1,194,655
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/27	590	599,218
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	515	518,341
5.000%, 08/15/27	385	396,166
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/26	1,265	1,273,280
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,335	$1,360,525
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,070	1,090,120
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	3,685	3,709,980
Greenville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	255	259,755
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	800	816,778
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	940	957,527
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	2,500	2,545,825
Humble Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	905	921,589
Humble Independent School District (GO) Series B
5.000%, 02/15/27	1,270	1,293,279
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,515	1,543,009
5.000%, 02/15/28	825	861,398
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,560	1,589,580
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,055	1,061,967
5.000%, 02/15/28	420	438,455

61

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/27	435	$442,699
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,090	1,096,785
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,050	2,062,761
Lower Colorado River Authority (RB)
5.000%, 05/15/26	2,940	2,942,547
5.000%, 05/15/27	1,275	1,306,318
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/27	500	512,282
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	615	630,426
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,180	1,201,071
Mesquite Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,400	1,409,164
5.000%, 08/15/27	1,540	1,585,853
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/15/27	195	201,032
North East Texas Regional Mobility Authority (RB) Series A
5.000%, 01/01/27	205	207,741
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/26	1,160	1,162,187
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	570	588,252
5.000%, 09/01/31	2,075	2,087,963
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/33	6,990	$7,083,080
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/28	180	189,332
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/27	6,400	6,578,394
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/29	4,510	4,526,450
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,200	1,223,038
Seguin Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/26	800	805,236
5.000%, 08/15/27	550	566,659
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,810	1,822,323
5.000%, 08/15/27	1,500	1,547,367
Spring Independent School District (GO) Series B
5.000%, 08/15/26	805	810,481
State of Texas (GO) Series A
5.000%, 10/01/31	3,075	3,171,237
State of Texas (GO) Series B
5.000%, 10/01/31	2,795	2,882,474
Stephen F Austin State University (RB)
5.000%, 10/15/29	310	312,886
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 10/01/26	1,410	1,422,652
5.000%, 12/01/27	310	321,013
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	485	486,583

62

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/27	190	$196,559
5.000%, 11/15/28	630	665,867
Texas A&M University (RB) Series A
5.000%, 05/15/26	815	815,678
5.000%, 05/15/27	945	968,340
Texas Tech University System (RB) Series A
5.000%, 02/15/27	520	529,462
Texas Transportation Commission (GO)
5.000%, 04/01/28	2,000	2,090,220
Travis County Healthcare District (GO)
5.000%, 03/01/27	585	596,007
University of Houston (RB) Series A
5.000%, 02/15/28	2,855	2,977,535
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	410	412,200
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	110	110,717
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/26	280	282,792
TOTAL TEXAS		195,255,270
UTAH — (0.6%)
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/26	6,795	6,808,213
Utah Transit Authority (RB)
5.000%, 12/15/26	870	882,939
TOTAL UTAH		7,691,152
VIRGINIA — (0.7%)
City of Newport News (GO) Series A
5.000%, 08/01/29	790	813,206
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/27	775	776,537
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	1,050	$1,060,123
County of Fairfax (GO) (ST AID WITHHLDG) Series B
5.000%, 10/01/26	4,000	4,038,563
5.000%, 10/01/27	1,600	1,654,134
Hampton Roads Transportation Accountability Commission (RB) Series A
5.000%, 07/01/26	405	406,477
Roanoke Economic Development Authority (RB)
5.000%, 07/01/26	950	953,229
TOTAL VIRGINIA		9,702,269
WASHINGTON — (7.4%)
City of Seattle (GO)
5.000%, 06/01/26	13,160	13,184,808
4.000%, 12/01/32	1,360	1,360,623
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	1,035	1,035,000
5.000%, 05/01/27	565	578,809
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/27	580	590,522
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	705	714,557
County of King Sewer Revenue (RB) Series A
5.000%, 07/01/26	3,475	3,488,263
County of Spokane (GO)
5.000%, 12/01/26	155	157,128
5.000%, 12/01/27	175	181,651
Energy Northwest (RB)
5.000%, 07/01/26	525	525,654
Energy Northwest (RB) Series A
5.000%, 07/01/26	230	230,862
5.000%, 07/01/27	8,000	8,029,530

63

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 07/01/33	2,630	$2,747,391
Energy Northwest (RB) Series C
5.000%, 07/01/33	3,995	4,173,318
King County Public Hospital District No. 2 (GO)
5.000%, 12/01/27	150	155,062
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/27	4,020	4,170,246
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/27	3,000	3,108,820
King County School District No. 406 Tukwila (GO) (SCH BD GTY)
5.000%, 12/01/26	1,620	1,639,885
5.000%, 12/01/27	945	977,188
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/26	450	455,890
5.000%, 12/01/27	2,235	2,320,301
Public Utility District No. 1 of Cowlitz County (RB)
5.000%, 09/01/26	185	186,316
5.000%, 09/01/27	420	432,443
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	585	592,726
5.000%, 12/01/27	395	410,075
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	425	430,935
5.000%, 12/01/27	315	327,222
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/26	660	669,140
5.000%, 12/01/27	675	700,975
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	3,495	3,514,574
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series B
5.000%, 08/01/29	1,035	$1,041,343
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,565	1,573,765
5.000%, 08/01/28	3,260	3,280,227
5.000%, 08/01/29	5,755	5,790,271
5.000%, 08/01/31	1,365	1,372,882
State of Washington (GO) Series R-2018C
5.000%, 08/01/26	345	346,932
5.000%, 08/01/31	6,845	7,038,596
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	5,685	5,696,707
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	3,820	4,028,612
State of Washington (GO) Series R-2026A
5.000%, 07/01/26	6,000	6,022,220
University of Washington (RB)
5.000%, 12/01/26	3,585	3,634,080
5.000%, 12/01/27	650	674,736
University of Washington (RB) Series A
5.000%, 12/01/27	1,830	1,855,208
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/27	880	896,066
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	595	610,562
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	370	371,839
TOTAL WASHINGTON		101,323,960
WISCONSIN — (3.5%)
City of Madison (GO) Series B
5.000%, 10/01/26	6,875	6,940,132
City of Milwaukee (GO) (AG) Series N2
5.000%, 12/01/26	1,500	1,519,050

64

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,070	$1,090,982
City of Racine (GO)
4.500%, 03/15/27	1,810	1,812,070
County of Kenosha (GO) Series A
4.000%, 09/01/26	1,445	1,451,123
Green Bay Area Public School District (GO)
5.000%, 04/01/27	3,680	3,758,557
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	835	851,218
Milwaukee Area Technical College District (GO) Series C
5.000%, 06/01/26	1,120	1,121,962
Public Finance Authority (RB) Series A
5.000%, 07/01/26	1,295	1,299,226
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	1,175	1,188,758
State of Wisconsin (GO) Series A
5.000%, 05/01/27	10,330	10,582,792
5.000%, 05/01/28	10,000	10,483,461
State of Wisconsin (GO) Series B
5.000%, 05/01/28	5,895	6,180,000
TOTAL WISCONSIN		48,279,331
TOTAL MUNICIPAL BONDS (Cost $1,330,088,010)		1,329,515,273
	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (2.8%)
Board of Regents of the University of Texas System
2.430%, 05/05/26	4,500	$4,499,559
2.360%, 05/12/26	10,000	9,997,828
California Statewide Communities Development Authority
2.350%, 07/09/26	15,000	14,995,194
County of Harris
2.470%, 08/12/26	2,868	2,866,733
County of Maricopa
2.390%, 06/16/26	1,000	999,726
University of Pittsburgh-of the Commonwealth System of Higher Education
2.350%, 07/08/26	4,800	4,798,112
TOTAL COMMERCIAL PAPER (Cost $38,168,000)		38,157,152

	Shares
MONEY MARKET FUNDS — (0.0%)
BlackRock Liquidity Funds MuniCash	693,348	693,417
TOTAL INVESTMENTS — (100.0%)
(Cost $1,368,949,427)		$1,368,365,842
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,329,515,273	—	$1,329,515,273
Commercial Paper	—	38,157,152	—	38,157,152
Money Market Funds	$693,417	—	—	693,417
Total Investments in Securities	$693,417	$1,367,672,425	—	$1,368,365,842
See accompanying Notes to Financial Statements.
65

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.3%)
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	590	$626,398
5.000%, 03/01/30	850	917,994
4.000%, 03/01/33	1,250	1,278,442
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	687,115
TOTAL ALABAMA		3,509,949
ALASKA — (0.0%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	314,439
ARIZONA — (1.3%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/29	420	449,435
5.000%, 07/01/29	350	375,670
5.000%, 07/01/45	500	539,669
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/43	800	879,092
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,255	1,256,673
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	2,011,698
Glendale Union High School District No. 205 (GO) (AG) Series B
5.000%, 07/01/28	250	262,253
5.000%, 07/01/29	510	545,622
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/43	750	825,373
	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/35	195	$226,586
5.000%, 07/01/36	250	286,656
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,450	2,503,020
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,040	3,124,276
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 05/01/39	2,430	2,724,388
TOTAL ARIZONA		16,010,411
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,145	2,243,898
County of Pulaski (RB)
5.000%, 03/01/37	520	565,496
TOTAL ARKANSAS		2,809,394
CALIFORNIA — (2.4%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,414,129
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,274,392
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	982,095
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	804,123

66

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
5.000%, 08/01/26	250	$251,464
5.000%, 10/01/29	3,000	3,245,835
5.000%, 08/01/30	2,300	2,312,911
4.000%, 08/01/35	625	625,022
5.000%, 08/01/35	1,725	1,733,025
4.000%, 09/01/35	4,495	4,495,279
5.000%, 10/01/35	165	165,216
4.000%, 10/01/36	2,410	2,464,972
5.000%, 10/01/41	1,250	1,347,267
University of California (RB) Series AY
4.000%, 05/15/35	1,515	1,528,282
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,007,065
TOTAL CALIFORNIA		30,651,077
COLORADO — (0.9%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/29	2,160	2,343,136
5.250%, 12/15/44	970	1,077,392
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	815	826,876
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	447,360
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,064,637
5.000%, 09/01/32	1,000	1,097,691
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	40	41,918
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	338,961
	Face Amount^	Value†
	(000)
COLORADO — (Continued)
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	$1,279,451
University of Colorado (RB) Series C-1
5.000%, 06/01/45	280	301,167
University of Colorado (RB) Series C-2
5.000%, 06/01/45	290	311,923
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	1,590	1,791,650
TOTAL COLORADO		10,922,162
CONNECTICUT — (0.7%)
City of Meriden (GO) Series A
4.000%, 01/15/43	560	571,011
City of Waterbury (GO)
5.000%, 08/01/29	625	671,692
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,370,566
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	722,557
TOTAL CONNECTICUT		9,335,826
DELAWARE — (0.0%)
Delaware State Health Facilities Authority (RB)
5.000%, 10/01/39	460	513,386
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series B
5.000%, 06/01/29	680	728,889
FLORIDA — (6.4%)
Alachua County School Board (COP) (AG)
5.000%, 07/01/29	5,230	5,587,086
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	591,839

67

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Central Florida Expressway Authority (RB) (AG)
¤ 4.000%, 07/01/34 (Pre-refunded @ $100, 7/1/31)	2,075	$2,197,866
4.000%, 07/01/35	1,750	1,807,268
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,502,155
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	1,100	1,102,204
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	880	973,650
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	266,469
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	310,880
City of Pembroke Pines (GO)
5.000%, 09/01/35	2,215	2,545,060
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/28	1,200	1,270,151
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/27	605	625,127
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,277,075
4.000%, 09/01/38	5,000	5,064,329
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,032,096
County of Miami-Dade (GO) Series A
5.000%, 07/01/29	3,230	3,464,755
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,560,850
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/27	250	$257,611
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/36	115	131,732
5.000%, 10/01/37	145	165,014
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/29	1,485	1,590,123
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,345	1,412,409
5.000%, 11/15/29	1,075	1,147,679
5.000%, 11/15/30	1,220	1,321,077
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,935,853
Manatee County School District (COP) Series A
5.000%, 07/01/29	1,280	1,369,001
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	502,106
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,168,882
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	695	745,015
Orlando Utilities Commission (RB) Series 2018
5.000%, 10/01/38	3,000	3,070,604
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	493,821
5.000%, 10/01/43	335	364,252
5.000%, 10/01/44	905	977,781
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	105,621
Pasco County School Board (COP) (AG) Series A
5.000%, 08/01/36	1,985	2,153,846
5.000%, 08/01/37	3,000	3,242,146

68

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/32	1,000	$1,001,084
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,089,463
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	702,021
5.000%, 07/01/29	2,805	2,991,241
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,020	1,045,694
5.000%, 07/01/35	6,010	6,551,705
State of Florida (GO) Series A
5.000%, 06/01/27	6,580	6,750,202
State of Florida (GO) Series C
5.000%, 06/01/27	2,075	2,128,673
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	1,000	1,001,368
4.000%, 07/01/36	1,000	1,001,206
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
4.000%, 07/01/44	2,283	2,284,608
TOTAL FLORIDA		81,880,698
GEORGIA — (0.6%)
City of Cartersville Water & Sewer Revenue (RB)
5.000%, 06/01/29	500	536,101
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	265,834
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	135,982
5.000%, 10/01/29	265	281,693
5.000%, 10/01/30	285	306,570
	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series C
4.000%, 07/01/29	1,150	$1,203,523
State of Georgia (GO) Series C-1
5.000%, 07/01/26	4,210	4,226,375
TOTAL GEORGIA		6,956,078
HAWAII — (0.9%)
County of Hawaii (GO)
5.000%, 09/01/44	190	207,133
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	1,519,215
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,219,878
TOTAL HAWAII		11,946,226
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	301,491
ILLINOIS — (3.8%)
Board of Trustees of the University of Illinois (RB) Series A
5.000%, 04/01/30	640	694,665
Chicago Midway International Airport (RB) Series B
5.000%, 01/01/36	100	113,131
5.000%, 01/01/37	200	224,776
Chicago O'Hare International Airport (RB) (AG) Series A
4.000%, 01/01/39	5,000	5,050,046
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/45	315	335,686
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,000	1,127,762
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	76,808

69

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	$3,259,602
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/41	4,655	5,047,312
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,096,231
Cook County School District No. 78 Rosemont (GO) (AG)
5.000%, 12/01/34	1,000	1,076,127
County of Cook Sales Tax Revenue (RB)
5.000%, 11/15/36	225	255,093
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,084,170
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	300	322,487
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,500	3,731,092
5.000%, 08/15/34	2,390	2,583,782
5.000%, 08/15/35	2,220	2,384,446
5.000%, 08/15/40	455	488,679
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,341,198
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	2,060	2,079,933
4.000%, 02/15/33	850	852,770
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	1,000	1,001,697
4.000%, 01/01/39	930	936,245
Lake County Community Consolidated School District No. 34 Antioch (GO) Series B
5.250%, 01/01/44	1,270	1,373,570
Sangamon County School District No. 186 Springfield (GO) (AG)
4.000%, 02/01/31	1,310	1,349,047
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	$1,943,221
State of Illinois (GO) Series B
5.000%, 05/01/41	1,960	2,090,319
5.250%, 05/01/43	1,280	1,350,473
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG) Series E
5.000%, 01/01/27	630	638,418
TOTAL ILLINOIS		48,908,786
INDIANA — (0.7%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,702,685
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	397,204
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,499,733
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,368,558
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	500	511,670
TOTAL INDIANA		9,479,850
IOWA — (0.3%)
Cedar Falls Community School District (GO) (AG)
4.000%, 06/01/29	1,470	1,519,954
4.000%, 06/01/30	1,090	1,134,173
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax (RB) (BAM)
5.000%, 07/01/45	285	301,134
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,046,893
TOTAL IOWA		4,002,154

70

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
KANSAS — (0.7%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	$1,430,113
County of Johnson (GO) Series A
4.000%, 09/01/36	1,255	1,265,400
4.000%, 09/01/37	1,755	1,767,116
Shawnee County Unified School District No. 437 Auburn-Washburn (GO) Series A
5.000%, 09/01/43	3,000	3,235,860
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,520	1,569,748
TOTAL KANSAS		9,268,237
KENTUCKY — (1.7%)
Eastern Kentucky University (RB) (BAM), (ST INTERCEPT) Series A
5.000%, 04/01/35	350	383,673
5.000%, 04/01/36	1,520	1,656,029
5.000%, 04/01/37	1,600	1,735,974
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,087,274
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	650	664,197
5.000%, 04/01/33	3,500	3,563,776
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	670	729,088
5.000%, 06/01/30	585	637,459
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,902,984
5.000%, 05/15/43	3,935	4,221,751
	Face Amount^	Value†
	(000)
KENTUCKY — (Continued)
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	$1,018,599
Louisville/Jefferson County Metropolitan Government (RB) Series B
3.400%, 10/01/39	2,470	2,470,000
TOTAL KENTUCKY		22,070,804
LOUISIANA — (0.8%)
Ascension Parish School Board (GO)
5.500%, 03/01/28	250	262,538
5.000%, 03/01/29	380	403,763
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,028,025
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,084,455
5.000%, 12/01/33	1,195	1,247,702
5.000%, 12/01/34	2,370	2,468,079
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,069,711
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	364,256
4.000%, 03/01/30	400	414,306
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/35	135	150,489
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	436,834
TOTAL LOUISIANA		9,930,158
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	519,690
5.000%, 07/01/29	480	506,807

71

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MAINE — (Continued)
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	$2,052,600
TOTAL MAINE		3,079,097
MARYLAND — (7.2%)
County of Anne Arundel (GO)
5.000%, 10/01/29	3,620	3,912,812
5.000%, 10/01/43	2,280	2,462,855
5.000%, 10/01/28	4,135	4,379,828
County of Baltimore (GO)
5.000%, 03/01/27	4,145	4,224,471
5.000%, 11/01/27	2,215	2,295,481
5.000%, 03/01/28	4,000	4,178,241
County of Frederick (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/27)	725	744,837
5.000%, 08/01/27	4,000	4,120,079
County of Harford (GO)
4.000%, 10/01/42	1,345	1,362,860
County of Howard (GO) Series A
5.000%, 02/15/28	1,325	1,375,961
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	2,647,452
County of Montgomery (GO) Series C
5.000%, 10/01/27	6,570	6,794,147
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,564,823
County of Prince George's (GO) Series A
4.000%, 07/01/26	2,000	2,004,388
3.000%, 09/15/27	10,950	10,979,936
5.000%, 08/01/42	4,150	4,605,611
5.000%, 08/01/43	2,965	3,239,869
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 05/15/36	155	178,856
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	6,135	6,322,240
5.000%, 08/01/28	2,050	2,163,382
State of Maryland (GO) Series A
5.000%, 08/01/27	5,170	5,327,788
	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 06/01/37	3,010	$3,315,018
State of Maryland (GO) Series B
5.000%, 08/01/28	5,000	5,276,541
TOTAL MARYLAND		91,477,476
MASSACHUSETTS — (4.0%)
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	931,074
City of Haverhill (GO)
4.000%, 11/15/41	1,360	1,380,872
4.000%, 11/15/43	1,610	1,616,458
City of Newton (GO)
4.000%, 02/01/43	1,255	1,256,867
4.000%, 02/01/44	3,760	3,764,646
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	310,089
5.000%, 01/01/43	3,900	3,988,272
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	1,925	2,027,717
4.000%, 02/01/39	1,000	1,020,623
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/40	12,000	13,192,060
5.000%, 08/01/41	5,000	5,475,623
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	2,490	2,504,346
5.000%, 08/01/44	4,000	4,337,108
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	179,039
5.000%, 07/01/37	2,720	2,846,529
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/43	1,280	1,334,816
5.000%, 07/01/44	1,160	1,202,258
Nauset Regional School District (GO)
4.000%, 05/15/41	2,715	2,765,595

72

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Hingham (GO)
4.000%, 02/01/42	765	$776,519
TOTAL MASSACHUSETTS		50,910,511
MICHIGAN — (1.0%)
City of Grand Rapids (GO)
5.000%, 04/01/41	190	209,305
5.000%, 04/01/42	235	257,349
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,621,197
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,040	1,099,372
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	2,030	2,084,637
Oakland University (RB) Series A
5.000%, 03/01/29	695	738,286
5.000%, 03/01/30	805	867,904
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	288,130
5.000%, 05/01/30	225	244,024
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,420,686
Saline Area Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/43	470	509,380
5.000%, 05/01/44	330	354,696
South Lyon Community Schools (GO) Series I
5.000%, 05/01/29	850	906,822
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,000	1,067,446
Wayne County Airport Authority (RB) Series E
5.000%, 12/01/34	150	171,753
TOTAL MICHIGAN		12,840,987
MINNESOTA — (1.7%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,018,883
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minnesota Health & Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	$679,476
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,132,880
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
4.000%, 02/01/40	1,005	1,026,429
4.000%, 02/01/42	1,425	1,441,548
4.000%, 02/01/43	1,480	1,490,654
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,209,279
5.000%, 08/01/28	2,330	2,456,299
State of Minnesota (GO) Series B
4.000%, 08/01/41	2,215	2,251,985
TOTAL MINNESOTA		21,707,433
MISSISSIPPI — (0.8%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,410	9,736,370
MISSOURI — (0.7%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,188,895
City of Kansas City (GO) Series A
5.000%, 02/01/37	400	444,438
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,015	1,087,494
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	865	897,507
City of Wentzville (COP)
5.000%, 11/01/32	600	613,394
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,495	1,587,316
5.000%, 04/01/36	1,430	1,628,470

73

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
University City School District (GO)
5.250%, 02/15/44	340	$360,695
TOTAL MISSOURI		8,808,209
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	405,605
NEBRASKA — (1.3%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,399,486
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,377,581
5.000%, 12/01/42	3,635	3,960,008
Omaha Public Power District (RB) Series B
5.000%, 02/01/34	1,205	1,362,090
Papillion-La Vista School District No. 27 (GO)
5.000%, 12/01/44	4,210	4,537,983
TOTAL NEBRASKA		16,637,148
NEVADA — (1.6%)
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	486,306
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	1,900	1,997,597
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	765,045
5.000%, 07/01/28	2,720	2,858,600
5.000%, 07/01/29	1,095	1,172,515
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,980	2,081,342
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,630,919
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,458,246
	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	$1,306,235
TOTAL NEVADA		20,756,805
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
5.000%, 10/01/35	605	691,424
New Hampshire Health & Education Facilities Authority Act (RB)
5.000%, 08/01/41	375	409,853
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,624,735
TOTAL NEW HAMPSHIRE		2,726,012
NEW JERSEY — (1.3%)
City of Hoboken (GO)
3.000%, 02/01/27	3,035	3,042,213
3.000%, 02/01/28	4,560	4,585,342
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,026,727
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	811,159
5.000%, 06/15/35	3,300	3,641,940
New Jersey Transportation Trust Fund Authority (RB) Series CC
5.000%, 06/15/44	505	542,129
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,020	1,071,994
5.000%, 06/01/29	500	536,717
4.000%, 06/01/31	955	1,012,748
TOTAL NEW JERSEY		16,270,969
NEW MEXICO — (0.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	532,398
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,003,884

74

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW MEXICO — (Continued)
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	$2,056,915
TOTAL NEW MEXICO		3,593,197
NEW YORK — (6.3%)
City of New York (GO) Series A
5.000%, 08/01/26	2,015	2,026,280
City of New York (GO) Series A-1
5.000%, 08/01/42	1,715	1,877,514
City of New York (GO) Series B-1
5.250%, 10/01/43	2,280	2,457,493
City of New York (GO) Series C
5.000%, 03/01/42	2,445	2,637,631
City of New York (GO) Series D
5.000%, 10/01/36	585	664,460
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,513,995
5.000%, 08/01/44	1,250	1,340,342
City of New York (GO) Series E1
5.250%, 04/01/44	1,480	1,593,404
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,007
5.000%, 03/01/39	1,500	1,597,985
City of New York (GO) Series G-1
5.000%, 02/01/43	2,735	2,964,866
Empire State Development Corp. (RB) Series A
5.000%, 03/15/32	1,705	1,736,353
5.000%, 03/15/45	4,000	4,126,830
Empire State Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	5,964,232
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,999,832
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/27	200	$207,528
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 03/01/28	1,000	1,040,354
5.000%, 03/01/30	1,275	1,372,660
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	3,105	3,153,467
5.000%, 03/15/37	85	98,145
5.000%, 02/15/38	1,625	1,631,767
5.000%, 03/15/38	625	690,636
5.000%, 03/15/42	6,345	6,499,213
5.000%, 03/15/43	1,000	1,025,445
5.000%, 03/15/44	6,800	7,373,453
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/37	3,210	3,316,209
5.000%, 03/15/45	855	916,516
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	9,250	9,810,698
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	1,010	1,081,870
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	3,209,078
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	611,992
Town of Oyster Bay (GO) (AG)
5.000%, 08/01/29	165	178,280
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	541,219
5.000%, 11/15/36	925	926,512
5.000%, 11/15/43	585	600,973
5.000%, 11/15/44	650	706,027
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	1,387,262
TOTAL NEW YORK		79,885,528

75

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (2.8%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/43	305	$334,004
5.000%, 04/01/44	315	342,122
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,723,316
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/29	2,000	2,153,005
5.000%, 07/01/43	200	220,010
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,578,350
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,581,137
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	168,394
County of Guilford (GO)
4.000%, 03/01/43	7,000	7,090,397
County of Mecklenburg (GO) Series A
4.000%, 02/01/42	1,160	1,181,088
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,470,329
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,550	1,601,680
State of North Carolina (RB)
5.000%, 03/01/33	50	52,801
State of North Carolina (GO) Series A
5.000%, 06/01/28	4,190	4,406,291
State of North Carolina (GO) Series C
5.000%, 06/01/29	5,000	5,373,482
TOTAL NORTH CAROLINA		35,276,406
	Face Amount^	Value†
	(000)
OHIO — (3.0%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	$268,827
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	243,871
5.000%, 02/15/35	130	148,063
5.000%, 02/15/36	100	112,609
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/29	1,250	1,322,175
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,276,497
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	1,307,109
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	8,982,571
5.000%, 10/01/35	500	581,270
5.000%, 10/01/36	470	541,604
County of Allen Hospital Facilities Revenue (RB) Series C
3.450%, 06/01/34	1,605	1,605,000
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,450,132
4.000%, 08/01/39	1,400	1,399,063
Olentangy Local School District (GO)
5.000%, 12/01/37	1,530	1,747,676
State of Ohio (RB) Series A
5.000%, 01/01/32	750	831,338
State of Ohio (GO) Series B
5.000%, 09/01/27	780	805,632
5.000%, 09/15/27	1,865	1,928,121
State of Ohio (GO) Series C
5.000%, 08/01/27	7,200	7,421,546
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,215	3,336,838
TOTAL OHIO		38,309,942

76

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OKLAHOMA — (0.4%)
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	$1,658,898
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	1,430	1,492,993
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,407,950
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	748,379
TOTAL OKLAHOMA		5,308,220
OREGON — (2.2%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	641,517
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,564,485
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,540,481
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,725	4,848,838
5.000%, 06/15/29	1,000	1,072,077
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,212,489
State of Oregon (GO) Series A
5.000%, 05/01/38	1,835	2,032,060
5.000%, 05/01/40	1,271	1,412,454
State of Oregon (GO) Series C
5.250%, 06/01/44	440	491,453
State of Oregon (GO) Series F
5.000%, 05/01/34	1,525	1,526,833
	Face Amount^	Value†
	(000)
OREGON — (Continued)
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/41	1,515	$1,655,754
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,575,164
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,500	2,566,925
TOTAL OREGON		28,140,530
PENNSYLVANIA — (1.7%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,553,518
5.000%, 04/01/36	1,400	1,441,850
Bristol Township School District (GO) (BAM), (ST AID WITHHLDG)
5.000%, 06/01/26	570	570,955
Chichester School District (GO) (AG), (ST AID WITHHLDG)
4.000%, 09/15/28	225	230,772
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,328,616
County of Lebanon (GO) (AG)
4.000%, 10/15/27	150	152,851
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	927,311
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	702,629
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	417,351
5.000%, 12/15/38	1,000	1,106,878

77

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 03/15/29	400	$423,266
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,296,447
Pennsylvania State University (RB) Series B
4.000%, 09/01/35	1,130	1,132,211
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,516,497
Pennsylvania Turnpike Commission (RB) Series B
5.250%, 12/01/42	540	592,768
5.250%, 12/01/44	750	834,569
Pittsburgh Water & Sewer Authority (RB) (AG) Series A
5.000%, 09/01/26	3,675	3,702,041
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/29	350	375,102
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	340,500
TOTAL PENNSYLVANIA		21,646,132
RHODE ISLAND — (0.6%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	951,519
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	264,011
5.000%, 12/01/42	890	973,957
5.000%, 05/01/43	1,500	1,647,303
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,383,809
TOTAL RHODE ISLAND		7,220,599
	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (1.3%)
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	1,255	$1,301,729
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	1,000	1,014,293
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,016,514
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	1,140	1,162,997
5.000%, 03/01/38	4,055	4,423,175
South Carolina Public Service Authority (RB) Series A
¤ 5.000%, 12/01/37 (Pre-refunded @ $100, 6/1/26)	380	380,703
5.000%, 12/01/37	790	790,992
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,858,497
Spartanburg County School District No. 7 (GO) Series D
5.000%, 03/01/44	1,565	1,611,539
Spartanburg Sanitary Sewer District (RB)
4.000%, 03/01/40	2,395	2,422,601
TOTAL SOUTH CAROLINA		16,983,040
TENNESSEE — (4.9%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,487,573
City of Memphis (GO)
4.000%, 05/01/39	1,945	1,962,608
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	1,897,197
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,578,113
County of Knox (GO)
5.000%, 06/01/29	1,750	1,877,485

78

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
County of Williamson (GO)
5.000%, 04/01/39	2,670	$2,944,765
4.000%, 04/01/42	1,225	1,242,111
4.000%, 04/01/43	1,925	1,933,289
4.000%, 04/01/44	2,000	1,987,400
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	600	637,551
5.000%, 07/01/31	5,465	5,915,366
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,820	3,929,154
4.000%, 07/01/28	10,160	10,464,981
4.000%, 07/01/37	2,000	2,022,557
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/38	1,000	1,020,610
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	6,260	6,212,244
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/35	1,285	1,464,067
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	1,964,131
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	7,857,327
TOTAL TENNESSEE		62,398,529
TEXAS — (18.7%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/46	285	303,677
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	590,206
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/27	2,300	$2,369,822
5.250%, 08/01/45	2,500	2,725,067
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,750,327
Barbers Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	645	691,104
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/40	700	791,792
5.000%, 08/15/43	14,355	15,377,300
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/42	1,750	1,938,516
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,093,815
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	4,892,279
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,550,228
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,001,223
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,436,747
City of Arlington (GO) Series A
5.000%, 08/15/37	1,995	2,201,266
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,182,174
City of Austin (GO)
5.000%, 09/01/36	815	936,702
5.000%, 09/01/38	840	930,195
5.000%, 09/01/44	1,350	1,466,993
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/29	1,000	1,077,528

79

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 11/15/42	900	$971,025
5.000%, 11/15/43	810	875,733
5.000%, 11/15/44	1,115	1,197,280
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	910	982,788
5.000%, 11/15/38	1,500	1,702,459
5.000%, 11/15/41	1,715	1,852,455
City of Bryan Electric System Revenue (RB) (AG)
5.000%, 07/01/29	590	626,482
5.000%, 07/01/30	1,040	1,119,924
City of Cedar Park (GO)
5.000%, 02/15/29	590	627,392
City of Celina (GO)
5.000%, 09/01/31	405	447,630
5.000%, 09/01/32	465	520,331
City of College Station (GO)
5.000%, 02/15/29	345	366,291
City of Dallas (GO)
5.000%, 02/15/38	2,480	2,773,017
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	621,709
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,138,059
City of Denton (GO)
5.000%, 02/15/29	2,150	2,283,874
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,613,934
5.000%, 03/01/45	1,280	1,364,302
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,630,152
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/37	160	181,392
City of Houston (GO) Series A
5.000%, 03/01/44	5,700	6,120,257
City of Houston Hotel Occupancy Tax & Special Revenue (RB) Series A
5.000%, 09/01/39	910	1,018,656
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Hutto (GO) (BAM)
5.000%, 08/01/43	445	$481,149
City of Irving (GO)
5.000%, 09/15/28	1,875	1,974,331
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/42	300	321,584
City of Leander (GO)
5.000%, 08/15/40	215	239,238
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,373,811
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	556,926
City of McKinney (GO)
5.000%, 08/15/27	2,170	2,234,890
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,062,950
City of Pflugerville (GO)
5.000%, 08/01/37	425	462,422
5.000%, 08/01/40	755	823,587
5.000%, 08/01/41	800	869,102
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,746,978
City of Round Rock (GO)
5.000%, 08/15/39	1,170	1,313,116
City of San Antonio (GO)
5.000%, 02/01/44	500	545,942
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,260	2,271,173
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.000%, 02/01/37	1,525	1,744,864
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/44	300	321,732
City of San Antonio Electric & Gas Systems Revenue (RB) Series C
5.000%, 02/01/43	705	761,171
City of Waco (GO)
5.000%, 02/01/43	825	894,091
5.000%, 02/01/44	635	684,313
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	374,949

80

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	$733,568
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	4,000	4,334,325
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	2,000	2,183,566
County of Bexar (RB)
5.000%, 08/15/27	680	700,159
County of Bexar (GO)
5.000%, 06/15/43	1,705	1,831,452
County of Collin (GO)
5.000%, 02/15/29	760	808,166
5.000%, 02/15/38	450	494,423
County of Denton (GO)
5.000%, 07/15/41	790	871,005
5.000%, 07/15/42	470	515,606
County of Fort Bend (GO)
5.000%, 03/01/44	2,000	2,161,731
County of Harris (GO) Series A
5.000%, 09/15/27	1,000	1,033,392
5.000%, 10/01/29	2,005	2,160,484
County of Hays (GO)
5.000%, 02/15/36	140	159,751
County of San Patricio (GO)
5.000%, 04/01/29	160	169,700
County of Travis (GO)
4.000%, 03/01/42	2,260	2,257,451
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	990	1,055,091
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	804,547
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	770	831,300
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	700	719,852
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	1,250	$1,365,611
5.000%, 08/15/44	735	797,957
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/42	785	863,543
East Central Independent School District (GO) (PSF-GTD)
4.000%, 08/15/41	925	934,200
El Paso County Hospital District (GO) (AG)
5.000%, 08/15/40	1,375	1,488,889
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	250	272,946
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/36	1,425	1,460,197
5.000%, 08/15/44	1,200	1,282,423
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/34	1,360	1,550,918
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	457,826
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,000	1,055,713
Greater Texoma Utility Authority (RB) (BAM) Series R
5.000%, 10/01/42	2,590	2,751,762
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,422,558
5.000%, 10/01/33	895	998,140
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,046,479
5.000%, 10/01/31	1,290	1,291,422

81

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	$1,557,987
5.000%, 12/01/36	2,070	2,363,483
3.000%, 10/01/40	2,120	1,823,804
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	450	516,280
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/42	1,500	1,629,005
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	1,627,864
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/43	600	651,143
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	450	490,171
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	508,804
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	469,773
5.000%, 02/15/30	960	1,038,490
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/26	500	500,443
5.000%, 05/15/32	1,475	1,618,808
Lower Colorado River Authority (RB)
5.000%, 05/15/29	470	500,439
5.000%, 05/15/33	1,140	1,202,697
5.000%, 05/15/41	1,600	1,691,353
5.000%, 05/15/43	910	970,850
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	510	543,030
5.000%, 05/15/30	400	432,997
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	2,765	2,940,647
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	380	$397,037
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	469,612
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,135	2,251,298
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,845	2,002,336
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	150	172,717
5.000%, 02/15/36	190	216,521
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,190,071
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,521,393
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/42	1,245	1,358,869
5.000%, 02/15/43	1,375	1,489,841
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	2,750	2,981,035
5.000%, 02/15/44	1,000	1,066,944
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,368,535
5.000%, 08/15/30	1,000	1,092,795
4.000%, 08/15/43	875	875,372
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,461,544
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	955	1,007,114

82

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
State of Texas (GO)
5.000%, 10/01/35	2,665	$3,086,800
State of Texas (GO) Series A
5.000%, 10/01/31	2,840	2,928,882
State of Texas (GO) Series B
5.000%, 08/01/41	1,200	1,200,921
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,198,110
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 10/01/39	700	778,868
5.000%, 12/01/44	1,000	1,067,525
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	220	234,387
5.000%, 07/01/30	465	503,317
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/29	190	204,508
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	515	545,741
5.000%, 02/01/30	1,000	1,081,781
5.000%, 02/01/39	580	643,139
Texas A&M University (RB) Series A
5.000%, 05/15/36	640	732,305
Texas Department of Transportation State Highway Fund (RB)
5.000%, 10/01/26	4,385	4,428,009
Texas State Technical College (RB) (AG) Series A
5.000%, 08/01/29	820	878,374
Texas Tech University System (RB) Series A
5.000%, 02/15/42	1,480	1,631,963
Texas Transportation Commission (GO)
5.000%, 04/01/46	1,045	1,129,974
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	$3,414,391
5.000%, 08/01/29	250	268,463
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/28	600	625,354
5.000%, 02/01/29	500	531,958
University of Houston (RB) Series A
5.000%, 02/15/30	4,000	4,334,848
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	213,987
5.000%, 08/01/32	485	536,937
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	545	585,346
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/27	765	800,225
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	583,341
5.000%, 02/15/31	875	959,082
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	1,029,517
TOTAL TEXAS		238,425,730
UTAH — (0.7%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,155	2,345,783
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,143,386
State of Utah (GO)
5.000%, 07/01/26	4,450	4,467,083
Utah Transit Authority (RB)
5.000%, 12/15/28	500	531,306
TOTAL UTAH		9,487,558

83

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
VIRGINIA — (3.2%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	$100,319
City of Alexandria (GO)
4.000%, 12/15/39	1,295	1,338,165
4.000%, 12/15/40	1,915	1,961,248
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,210	3,304,437
City of Manassas (GO) (ST AID WITHHLDG)
4.000%, 01/01/42	1,055	1,066,395
4.000%, 01/01/44	1,120	1,123,090
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	305,243
5.000%, 09/01/37	550	607,607
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,127,670
5.000%, 11/01/42	2,040	2,228,787
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,341,066
City of Roanoke (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/43	1,055	1,054,799
County of Arlington (GO)
5.000%, 06/15/37	7,025	7,746,399
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/28	2,800	2,912,713
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,033,834
4.000%, 10/01/42	2,265	2,288,728
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,731,274
5.000%, 08/01/28	1,000	1,054,813
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,661,088
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	$434,404
5.000%, 01/01/29	530	557,374
TOTAL VIRGINIA		40,979,453
WASHINGTON — (7.2%)
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,020,350
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,660,301
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/29	950	1,012,978
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	435,097
5.000%, 01/01/30	500	540,480
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	684,482
5.000%, 01/01/30	900	972,864
County of King (GO) Series A
5.000%, 06/01/29	2,050	2,198,645
County of King (GO) Series B
5.000%, 12/01/38	1,735	1,979,145
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/28	1,625	1,690,603
County of Spokane (GO)
5.000%, 12/01/36	215	246,855
5.000%, 12/01/37	160	182,509
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,165	1,196,815
5.000%, 07/01/39	8,830	9,648,269
5.000%, 07/01/40	3,760	4,043,910
5.000%, 07/01/41	3,370	3,615,338
4.000%, 07/01/42	1,400	1,409,897
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,601,037

84

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CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	320	$352,082
5.000%, 12/01/39	750	844,140
5.000%, 12/01/41	2,275	2,466,136
4.125%, 12/01/43	6,850	6,911,736
5.000%, 12/01/44	3,000	3,259,711
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/45	1,000	1,080,435
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	1,555	1,576,261
King County School District No. 406 Tukwila (GO) (SCH BD GTY)
5.000%, 12/01/29	840	901,600
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,272,056
5.000%, 08/01/38	1,160	1,314,001
5.000%, 08/01/39	1,000	1,063,680
5.000%, 08/01/40	2,325	2,467,823
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,659,925
State of Washington (GO) Series C
5.000%, 02/01/38	2,510	2,624,489
5.000%, 02/01/42	1,530	1,605,000
State of Washington (GO) Series E
5.000%, 06/01/38	2,425	2,565,828
State of Washington (GO) Series R-2018D
5.000%, 08/01/33	3,925	4,028,266
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,460	1,616,731
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	6,763,632
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	1,000	1,054,610
State of Washington (GO) Series R-2026A
5.000%, 07/01/38	2,425	2,760,687
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB) Series A
5.000%, 09/01/40	150	$161,952
TOTAL WASHINGTON		91,490,356
WEST VIRGINIA — (0.3%)
State of West Virginia (GO) Series A
5.000%, 12/01/41	2,500	2,611,029
State of West Virginia (GO) Series B
5.000%, 06/01/41	1,305	1,344,441
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	431,131
TOTAL WEST VIRGINIA		4,386,601
WISCONSIN — (4.5%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,026,813
5.000%, 10/01/26	920	928,716
City of Madison (GO) Series B
5.000%, 10/01/27	7,745	8,002,658
City of Madison (GO) Series C
5.000%, 10/01/26	945	953,953
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	4,093,732
5.000%, 04/01/28	2,885	3,005,250
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,205	1,307,714
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,353,855
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/42	1,150	1,255,652
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/34	490	562,391

85

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	$660,334
Racine Unified School District (GO) (AG)
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/31)	205	226,128
5.000%, 04/01/39	920	982,035
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,625	1,740,911
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,756,666
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,298,595
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/28	2,000	2,096,692
State of Wisconsin (GO) Series A
5.000%, 05/01/38	10,000	11,436,334
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,457,216
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
4.000%, 05/01/40	465	$468,134
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,115	1,162,750
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,273,331
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,380	1,385,033
TOTAL WISCONSIN		57,434,893
TOTAL MUNICIPAL BONDS (Cost $1,271,336,321)		1,275,863,351

	Shares
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	649,424	649,488
TOTAL INVESTMENTS — (100.0%)
(Cost $1,271,985,810)		$1,276,512,839
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,275,863,351	—	$1,275,863,351
Money Market Funds	$649,488	—	—	649,488
Total Investments in Securities	$649,488	$1,275,863,351	—	$1,276,512,839
See accompanying Notes to Financial Statements.
86

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.6%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$690,252
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	344,371
4.000%, 02/01/38	750	725,987
Mobile County Board of School Commissioners (ST) (AG)
5.000%, 03/01/33	365	407,306
University of South Alabama (RB) (AG)
4.000%, 04/01/38	250	250,517
University of South Alabama (RB) (BAM) Series A
5.000%, 04/01/44	500	532,932
TOTAL ALABAMA		2,951,365
ALASKA — (1.0%)
Alaska Municipal Bond Bank Authority (RB) Series ONE
5.000%, 05/01/27	250	255,893
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/27	280	289,394
Municipality of Anchorage (GO) Series A
4.000%, 09/01/34	2,945	2,945,989
Municipality of Anchorage (GO) Series C
4.000%, 09/01/34	2,015	2,015,676
State of Alaska (GO) Series A
5.000%, 08/01/36	285	305,416
TOTAL ALASKA		5,812,368
	Face Amount	Value†
	(000)
ARIZONA — (1.8%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	490	$502,409
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,210	1,308,489
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	1,066,569
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	239,907
4.000%, 09/01/37	390	387,091
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	167,497
Salt River Project Agricultural Improvement & Power District (RB) Series A
4.000%, 01/01/38	6,500	6,512,854
TOTAL ARIZONA		10,184,816
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	41,179
5.000%, 09/01/30	35	36,726
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	235,259
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	239,246
TOTAL ARKANSAS		552,410

87

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (0.9%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	$295,486
California State University (RB) Series A
4.000%, 11/01/36	40	40,011
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	260	260,522
Hesperia Community Redevelopment Successor Agency (TAN) (AG) Series A
3.375%, 09/01/37	500	483,036
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	263,027
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	301,458
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	172,192
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020B
4.000%, 05/01/40	210	213,179
State of California (GO)
5.000%, 08/01/35	2,500	2,512,265
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	486,860
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	205,721
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	100,960
TOTAL CALIFORNIA		5,334,717
	Face Amount	Value†
	(000)
COLORADO — (1.2%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	$180,676
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	595	633,459
5.000%, 09/01/32	1,500	1,646,537
Colorado Health Facilities Authority (RB) Series A-1
4.000%, 08/01/37	350	349,832
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	960	1,003,266
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	338,058
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	1,100	1,148,317
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	236,708
5.000%, 09/01/36	300	320,122
Flying Horse Metropolitan District No. 2 (GO) (AG) Series A
4.000%, 12/01/40	430	429,400
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	298,858
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	295,376
Upper Eagle Regional Water Authority (RB) (AG)
5.000%, 12/01/29	135	145,282
TOTAL COLORADO		7,025,891
CONNECTICUT — (1.0%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	383,368
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	503,117

88

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
City of New Haven (GO) Series A
5.000%, 08/01/29	595	$634,659
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	805	851,318
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	505,316
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	550	599,878
4.000%, 09/01/36	1,600	1,602,049
5.000%, 05/01/38	500	533,715
TOTAL CONNECTICUT		5,613,420
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	150	159,776
DISTRICT OF COLUMBIA — (2.1%)
District of Columbia (RB)
5.000%, 07/15/33	1,410	1,411,343
District of Columbia (GO) Series A
5.000%, 06/01/27	405	415,125
5.000%, 06/01/33	2,800	2,805,183
4.000%, 10/15/39	1,610	1,617,919
District of Columbia (GO) Series D
5.000%, 06/01/38	1,080	1,099,264
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	750	787,710
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/30	1,320	1,354,733
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	675	691,155
5.000%, 07/01/38	1,585	1,614,345
TOTAL DISTRICT OF COLUMBIA		11,796,777
	Face Amount	Value†
	(000)
FLORIDA — (13.8%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 07/01/36	1,750	$1,944,149
5.000%, 04/01/41	1,500	1,579,229
Brevard County School District (COP) Series A
5.000%, 07/01/26	2,000	2,007,203
Central Florida Expressway Authority (RB) (AG)
¤ 4.000%, 07/01/34 (Pre-refunded @ $100, 7/1/31)	250	264,803
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	545	545,212
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	280	309,798
Central Florida Tourism Oversight District Utility Revenue (RB) Series 1
5.000%, 10/01/40	1,000	1,113,112
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	423,519
5.000%, 10/01/37	400	417,328
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	264,494
City of Jacksonville (RB)
5.000%, 10/01/27	1,265	1,308,516
5.000%, 10/01/28	1,375	1,453,323
City of South Miami Health Facilities Authority, Inc. (RB)
5.000%, 08/15/32	550	564,095
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,035	1,048,316
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	807,535
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	260	260,972
5.000%, 07/01/27	290	297,982

89

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade Aviation Revenue (RB)
5.000%, 10/01/30	905	$913,790
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	895	973,476
County of Miami-Dade Transit System (RB)
5.000%, 07/01/26	2,080	2,087,809
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/37	550	625,915
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/26	75	75,742
5.000%, 10/01/27	60	62,081
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/28	570	603,047
County of St. Johns Water & Sewer Revenue (RB)
5.000%, 06/01/37	2,915	3,345,902
5.000%, 06/01/38	1,015	1,157,761
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	365	374,919
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	160	170,817
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/39	435	478,612
5.000%, 08/01/43	640	667,949
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/27	360	371,163
5.000%, 10/01/28	405	427,407
Hillsborough County Industrial Development Authority (RB) Series E
3.400%, 11/15/54	770	770,000
Hillsborough County School Board (COP)
5.000%, 07/01/30	700	732,498
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	670	$672,598
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	920	944,441
Lee County Industrial Development Authority (RB) Series A-1
5.000%, 04/01/30	3,500	3,772,857
Manatee County School District (COP) Series A
5.000%, 07/01/28	160	167,945
5.000%, 07/01/29	220	235,297
Manatee County School District (COP) (AG) Series A
5.000%, 07/01/44	2,895	3,133,466
Marion County School Board (COP) (AG)
5.000%, 06/01/42	1,000	1,075,417
5.000%, 06/01/43	1,000	1,068,699
Miami Beach Health Facilities Authority (RB) Series A
5.000%, 11/15/39	270	296,966
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/27	125	126,934
5.000%, 02/01/28	415	430,322
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	450	464,515
5.000%, 04/01/44	2,250	2,408,592
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	530	531,352
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	290	297,647
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	533,192
5.000%, 10/01/44	1,415	1,507,868

90

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,270	$3,287,072
5.000%, 10/01/44	2,810	3,035,982
Palm Beach County School District (COP) Series A
5.000%, 08/01/27	630	646,948
Polk County School District (COP) Series A
5.000%, 01/01/28	875	907,894
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/32	2,500	2,502,709
5.000%, 02/01/34	750	841,832
School District of Broward County (RN)
4.000%, 06/25/26	2,000	2,003,277
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	2,055	2,062,436
School District of Broward County (COP) Series A
5.000%, 07/01/29	2,105	2,244,764
5.000%, 07/01/32	745	747,717
State of Florida (GO) Series A
4.000%, 07/01/35	2,175	2,217,247
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	438	456,821
5.000%, 07/01/36	2,000	2,080,913
5.000%, 07/01/37	1,360	1,557,351
4.000%, 07/01/39	2,500	2,517,962
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/37	4,030	4,614,798
Volusia County School Board (COP) Series A
5.000%, 08/01/30	515	559,655
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	275	$275,535
TOTAL FLORIDA		78,677,495
GEORGIA — (0.5%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/29	250	254,237
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	275	292,188
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	390	414,497
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	790	800,120
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	455	485,073
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	103,529
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	164,620
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	260	267,184
5.000%, 10/01/28	180	188,283
TOTAL GEORGIA		2,969,731
HAWAII — (0.3%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	337,984
4.000%, 07/01/39	700	707,145
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	502,038
TOTAL HAWAII		1,547,167

91

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
IDAHO — (0.3%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	440	$454,773
5.000%, 03/01/44	1,300	1,386,506
TOTAL IDAHO		1,841,279
ILLINOIS — (6.0%)
Adams County School District No. 172 (GO) (AG)
5.000%, 02/01/35	735	825,086
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	295	317,244
5.000%, 01/01/45	240	255,761
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,500	1,691,643
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,045	1,111,401
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	106,289
5.000%, 01/01/44	200	210,908
Chicago Park District (GO) Series B
5.000%, 01/01/37	575	639,823
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	1,825	1,903,608
5.000%, 06/01/29	1,415	1,502,849
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/44	750	800,539
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/28	215	226,613
Cook County High School District No. 202 Evanston Township (GO)
5.000%, 12/01/27	1,000	1,000,000
County of Cook (GO)
5.000%, 11/15/34	280	282,560
5.000%, 11/15/35	450	453,825
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	155	$166,618
4.000%, 11/15/39	135	133,347
5.000%, 11/15/42	1,255	1,332,805
Elmhurst Park District (GO)
5.000%, 12/15/42	230	249,357
5.000%, 12/15/44	1,000	1,070,271
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	415	415,783
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	740	743,945
5.000%, 11/15/30	1,165	1,243,349
5.000%, 08/15/35	665	714,260
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	915	929,125
5.000%, 02/15/31	670	679,768
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	435	439,209
4.000%, 02/15/33	175	175,570
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/27	775	787,508
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	251,679
5.000%, 01/01/39	1,030	1,058,725
Illinois State Toll Highway Authority (RB) Series B
5.000%, 01/01/36	2,000	2,002,699
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/41	1,000	1,005,095
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	505	509,103
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	503,243

92

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Metropolitan Water Reclamation District of Greater Chicago (GO) Series A
5.000%, 12/01/44	750	$807,297
Sales Tax Securitization Corp. (RB) Series A
5.000%, 01/01/36	525	585,947
5.000%, 01/01/38	1,500	1,651,428
5.000%, 01/01/44	800	844,207
State of Illinois (GO)
5.500%, 01/01/30	1,085	1,181,981
4.000%, 06/01/37	100	99,139
State of Illinois (GO) Series D
5.000%, 11/01/27	1,360	1,402,533
5.000%, 11/01/28	300	309,277
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	513,933
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG)
5.000%, 01/01/27	245	245,380
Winnebago & Boone Counties School District No. 205 Rockford (GO) (BAM) Series A
5.000%, 02/01/37	750	827,654
TOTAL ILLINOIS		34,208,384
INDIANA — (1.2%)
Ball State University (RB) Series R
5.000%, 07/01/29	460	469,623
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/28	225	233,545
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	421,190
4.000%, 02/01/34	750	777,531
5.000%, 10/01/41	510	551,871
Indiana Finance Authority (RB) Series A-1
5.000%, 11/15/37	500	561,458
Indiana Finance Authority (RB) Series C
5.000%, 10/01/42	760	824,356
	Face Amount	Value†
	(000)
INDIANA — (Continued)
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	$1,595,972
Indiana State University (RB) Series T
4.000%, 10/01/39	110	110,777
Indiana University (RB) Series A
4.000%, 06/01/35	875	875,373
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	370	378,635
TOTAL INDIANA		6,800,331
KANSAS — (0.7%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	3,000	3,000,000
City of Olathe (GO) Series A
5.000%, 09/01/26	1,000	1,007,474
TOTAL KANSAS		4,007,474
KENTUCKY — (2.1%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	279,953
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,048,669
Eastern Kentucky University (RB) (BAM), (ST INTERCEPT) Series A
5.000%, 04/01/38	680	735,420
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	516,223
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	545	575,813
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/27	715	734,263
5.000%, 07/01/28	4,145	4,358,992

93

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,375	$1,386,707
Louisville/Jefferson County Metropolitan Government (RB) Series B
3.400%, 10/01/39	1,215	1,215,000
University of Louisville (RB) (BAM), (ST INTERCEPT) Series B
4.000%, 09/01/30	400	413,382
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	400	400,387
TOTAL KENTUCKY		11,664,809
LOUISIANA — (0.7%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,055,479
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	144,000
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	335	335,534
Lafourche Parish School Board (GO)
5.000%, 03/01/28	645	669,384
5.000%, 03/01/29	40	42,221
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/30	500	537,628
5.000%, 05/15/31	250	267,217
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	217,482
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	515	536,825
TOTAL LOUISIANA		3,805,770
	Face Amount	Value†
	(000)
MARYLAND — (1.0%)
Maryland Health & Higher Educational Facilities Authority (RB) (AG)
5.000%, 07/01/43	340	$367,811
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 08/15/38	1,000	1,109,698
5.000%, 07/01/42	365	395,316
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	997,726
Maryland Health & Higher Educational Facilities Authority (RB) Series C
5.000%, 08/15/39	400	441,258
Washington Suburban Sanitary Commission (RB)
4.000%, 06/01/41	1,075	1,079,195
Washington Suburban Sanitary Commission (RB) Series 2ND
4.000%, 06/01/41	1,300	1,300,145
TOTAL MARYLAND		5,691,149
MASSACHUSETTS — (3.5%)
City of Peabody (GO)
4.000%, 07/10/26	1,500	1,503,289
City of Quincy (GO)
5.000%, 07/24/26	2,312	2,323,525
Commonwealth of Massachusetts (GO) Series A
5.000%, 01/01/43	3,900	3,988,272
Commonwealth of Massachusetts (GO) Series D
4.000%, 02/01/37	1,280	1,283,541
4.000%, 05/01/39	815	819,696
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/41	2,000	2,054,064
Massachusetts Development Finance Agency (RB) Series A
4.000%, 07/15/36	2,000	2,004,955

94

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series F
5.000%, 07/01/38	1,500	$1,694,262
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	349,468
5.000%, 07/01/38	1,035	1,089,583
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	1,060	1,063,302
5.000%, 10/01/29	150	159,735
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	823,407
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/44	525	544,125
Massachusetts Development Finance Agency (RB) (AG) Series N
5.000%, 07/01/27	330	338,622
TOTAL MASSACHUSETTS		20,039,846
MICHIGAN — (2.6%)
Central Michigan University (RB)
4.000%, 10/01/35	450	460,676
4.000%, 10/01/36	470	478,209
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	385	385,000
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	855,613
City of Saginaw Water Supply System Revenue (RB) (AG)
4.000%, 07/01/29	510	524,280
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	654,775
4.000%, 03/01/34	320	321,525
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	$250,393
Ferris State University (RB)
5.000%, 10/01/27	550	554,908
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	295	313,923
Karegnondi Water Authority (RB)
5.000%, 11/01/29	535	551,695
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,400	1,414,133
4.000%, 11/15/35	295	295,147
5.000%, 11/15/37	1,485	1,495,374
Michigan Finance Authority (RB) Series 2013-2
4.000%, 12/01/35	1,975	1,989,113
Michigan Finance Authority (RB) Series 2016MI
5.000%, 12/01/34	1,915	1,919,982
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	1,325	1,360,662
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	533,299
Ypsilanti Community Schools (GO) (Q-SBLF)
5.000%, 05/01/27	675	690,103
TOTAL MICHIGAN		15,048,810
MINNESOTA — (0.1%)
City of St. Cloud (RB)
5.000%, 05/01/36	165	186,201
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	234,339
TOTAL MINNESOTA		420,540
MISSISSIPPI — (0.4%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	636,113
State of Mississippi (GO) Series C
4.000%, 10/01/37	1,500	1,511,217
TOTAL MISSISSIPPI		2,147,330

95

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (0.6%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	$412,319
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 11/15/29	500	530,122
4.000%, 07/01/34	535	548,885
5.000%, 11/15/38	1,070	1,106,008
Health & Educational Facilities Authority of the State of Missouri (RB) Series B
5.000%, 11/15/26	205	207,204
Jefferson County Consolidated School District No. 6 (GO) Series A
3.000%, 03/01/34	140	137,715
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	16,177
5.000%, 03/01/33	450	481,420
TOTAL MISSOURI		3,439,850
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	507,006
NEBRASKA — (0.4%)
Public Power Generation Agency (RB)
5.000%, 01/01/37	1,500	1,503,783
5.000%, 01/01/41	1,000	1,002,097
TOTAL NEBRASKA		2,505,880
NEVADA — (1.7%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	585	613,238
Clark County School District (GO) Series A
5.000%, 06/15/28	630	645,642
Clark County School District (GO) (AG) Series A
4.000%, 06/15/40	395	396,049
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	3,540	$3,545,006
County of Clark (GO) Series C
4.000%, 07/01/32	1,340	1,354,244
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	485	515,963
5.000%, 07/01/40	500	521,749
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	320	340,429
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	365	396,928
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,347,695
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	266,794
TOTAL NEVADA		9,943,737
NEW JERSEY — (3.2%)
City of Hoboken (GO) Series A
4.000%, 03/08/27	3,000	3,037,295
City of Newark (GO)
4.000%, 12/11/26	2,000	2,012,789
City of Summit (GO)
4.000%, 07/16/26	495	496,347
City of Vineland (GO) (AG)
3.000%, 10/01/28	515	516,123
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	156,787
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	799	809,073
New Brunswick Parking Authority (RB) (BAM)
5.000%, 09/01/27	325	325,600

96

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Educational Facilities Authority (RB) (AG) Series A
5.000%, 07/01/33	300	$306,720
New Jersey Educational Facilities Authority (RB) (AG) Series C
5.000%, 07/01/28	100	104,152
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	156,147
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	772,532
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	815,100
Passaic Valley Sewerage Commission (RB) (AG) Series J
3.000%, 12/01/32	750	739,890
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	365,862
Township of East Brunswick (GO)
4.000%, 07/14/26	3,600	3,608,551
Township of Old Bridge (GO)
4.000%, 09/09/26	825	828,626
Township of Voorhees (GO) Series A
4.000%, 09/17/26	1,500	1,506,670
Westfield School District (GO)
4.000%, 09/03/26	1,500	1,506,276
TOTAL NEW JERSEY		18,064,540
NEW MEXICO — (0.3%)
New Mexico Hospital Equipment Loan Council (RB) Series A
4.000%, 08/01/36	1,785	1,769,448
NEW YORK — (3.8%)
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,254,309
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series A-5
3.400%, 08/01/44	450	$450,000
City of North Tonawanda (GO)
4.375%, 05/15/26	1,000	1,000,442
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	1,900	1,908,737
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,002,070
Holley Central School District (GO) (ST AID WITHHLDG) Series A
3.750%, 06/23/26	910	911,134
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,060	1,104,561
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	153,223
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/28	315	329,146
New York City Industrial Development Agency (RB) (AG) Series A
3.000%, 01/01/33	500	489,661
New York Convention Center Development Corp. (RB)
5.000%, 11/15/35	1,020	1,021,131
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	2,000	2,012,876
5.000%, 03/15/42	3,995	4,103,372
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	2,500	2,507,081

97

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,900	$1,906,078
Southampton Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,250	1,252,443
TOTAL NEW YORK		21,406,264
NORTH CAROLINA — (1.6%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,610	1,611,962
Charlotte-Mecklenburg Hospital Authority (RB) Series H
3.400%, 01/15/48	855	855,000
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,578,432
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	502,710
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	680	681,168
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	425	450,338
5.000%, 01/01/32	1,000	1,006,728
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,000	1,033,342
5.000%, 01/01/39	1,415	1,426,342
TOTAL NORTH CAROLINA		9,146,022
NORTH DAKOTA — (0.2%)
City of Fargo (GO) Series H
4.000%, 05/01/43	1,000	1,002,920
City of Grand Forks (RB)
5.000%, 12/01/29	250	260,706
TOTAL NORTH DAKOTA		1,263,626
	Face Amount	Value†
	(000)
OHIO — (0.5%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	310	$322,680
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/28	500	522,177
County of Allen Hospital Facilities Revenue (RB) Series C
3.450%, 06/01/34	375	375,000
County of Montgomery (RB)
5.000%, 08/01/28	385	401,790
4.000%, 08/01/39	600	599,598
4.000%, 08/01/40	500	494,149
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	355	359,550
TOTAL OHIO		3,074,944
OKLAHOMA — (0.2%)
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	770,678
University of Oklahoma (RB) Series C
5.000%, 07/01/27	285	286,039
TOTAL OKLAHOMA		1,056,717
OREGON — (0.2%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	220,285
Metro (RB)
5.000%, 06/15/30	225	230,586
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	575,581
5.000%, 05/15/37	200	208,427
TOTAL OREGON		1,234,879
PENNSYLVANIA — (3.2%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,294,598
5.000%, 04/01/36	430	442,854
4.000%, 07/15/38	1,125	1,099,474

98

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	$819,041
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	541,141
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	1,000	988,642
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	251,739
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	556,259
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	450	461,075
General Authority of Southcentral Pennsylvania (RB) Series A
5.000%, 06/01/29	3,290	3,507,286
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	522,888
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	1,040	1,069,196
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	245,154
5.000%, 05/01/34	1,270	1,270,801
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,595	1,597,952
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,348,747
Philadelphia Authority for Industrial Development (RB) Series B-2
3.350%, 07/01/54	260	260,000
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Philadelphia Gas Works Co. (RB) (AG) Series A
5.000%, 08/01/28	250	$263,023
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	517,601
5.000%, 09/01/31	780	862,105
Pittsburgh Water & Sewer Authority (RB) (AG) Series B
5.000%, 09/01/28	245	258,326
TOTAL PENNSYLVANIA		18,177,902
SOUTH CAROLINA — (1.4%)
City of Rock Hill Combined Utility System Revenue (RB)
5.000%, 01/01/39	275	306,818
College of Charleston (RB) Series A
3.000%, 04/01/32	750	744,393
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	460,786
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	508,257
South Carolina Jobs-Economic Development Authority (RB) Series A
5.250%, 11/01/43	1,235	1,342,888
South Carolina Public Service Authority (RB) Series A
¤ 5.000%, 12/01/37 (Pre-refunded @ $100, 6/1/26)	125	125,232
5.000%, 12/01/37	255	255,320
5.000%, 12/01/39	400	444,836
4.000%, 12/01/40	1,095	1,092,769
5.000%, 12/01/44	180	192,600
York County School District No. 1 (GO)
4.000%, 07/30/26	2,500	2,506,193
TOTAL SOUTH CAROLINA		7,980,092

99

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH DAKOTA — (0.3%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	935	$946,359
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	128,611
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/36	400	447,540
TOTAL SOUTH DAKOTA		1,522,510
TENNESSEE — (2.5%)
County of Williamson (GO)
4.000%, 04/01/42	1,000	1,013,968
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	690,720
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	760	769,204
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	2,185	2,321,748
5.000%, 07/01/30	285	286,040
5.000%, 07/01/31	1,310	1,417,956
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,085	1,089,049
4.000%, 07/01/37	3,000	3,033,836
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	3,000	2,977,114
Metropolitan Nashville Airport Authority (RB) Series A
5.000%, 07/01/36	500	573,103
TOTAL TENNESSEE		14,172,738
	Face Amount	Value†
	(000)
TEXAS — (18.7%)
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/37	1,500	$1,696,680
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	795	810,012
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	313,845
Austin Community College District Public Facility Corp. (RB)
5.000%, 08/01/26	275	276,517
5.000%, 08/01/27	420	432,120
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,598,506
Austin Independent School District (GO) (PSF-GTD)
4.000%, 08/01/44	1,440	1,407,183
Bexar County Hospital District (GO)
5.000%, 02/15/27	645	656,111
5.000%, 02/15/42	280	297,638
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/28	755	796,062
5.000%, 08/15/37	570	640,383
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	255	255,312
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	530,807
4.000%, 01/01/40	755	758,255
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,378,894
City of Arlington (GO)
5.000%, 08/15/38	2,085	2,333,989
City of Austin (GO)
5.000%, 05/01/26	1,230	1,230,000
5.000%, 09/01/26	820	826,190
5.000%, 09/01/44	440	478,131
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	525	531,007

100

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/43	250	$270,288
5.000%, 11/15/44	165	177,176
City of Carrollton (GO)
5.000%, 08/15/26	475	477,957
City of Dallas (GO) Series A
5.000%, 02/15/37	2,500	2,752,405
City of El Paso (GO)
5.000%, 08/15/27	325	334,802
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/45	735	783,408
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/29	290	307,759
City of Grand Prairie (GO)
5.000%, 02/15/44	1,200	1,301,570
City of Houston (RN)
5.000%, 06/30/26	2,500	2,509,320
City of Houston (GO) Series A
5.000%, 03/01/32	540	549,332
4.000%, 03/01/35	2,445	2,452,494
5.250%, 03/01/43	1,400	1,519,477
City of Houston Hotel Occupancy Tax & Special Revenue (RB) Series A
5.000%, 09/01/39	1,280	1,432,835
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	511,767
City of Irving (GO)
5.000%, 09/15/26	265	267,331
City of Kyle (GO) (AG)
5.000%, 08/15/26	180	181,173
5.000%, 08/15/27	315	324,541
City of League City (GO)
4.000%, 02/15/28	160	161,718
City of Mount Pleasant (GO) (AG)
5.000%, 05/15/29	390	413,153
5.000%, 05/15/30	415	446,442
City of Odessa (GO)
5.000%, 03/01/29	225	231,013
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/35	1,000	1,023,300
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.250%, 02/01/44	1,200	$1,310,510
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/38	650	738,206
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,875,389
City of Waco (GO)
5.000%, 02/01/29	1,000	1,061,179
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	1,265	1,286,373
College Station Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,565	1,650,401
Collin County Community College District (GO)
4.000%, 08/15/32	1,050	1,062,530
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/43	735	797,599
5.000%, 02/15/44	2,000	2,167,162
County of Bexar (GO)
4.000%, 06/15/26	600	600,905
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/27	605	616,232
County of Harris (GO)
5.000%, 09/15/42	2,715	2,970,240
County of Harris (GO) Series A
5.000%, 10/01/27	1,500	1,551,749
County of Hidalgo (GO)
5.000%, 08/15/26	165	165,998
5.000%, 08/15/27	120	123,326
County of Midland (GO)
5.000%, 02/15/42	1,110	1,195,100
County of Travis (GO)
5.000%, 03/01/27	835	851,545
County of Williamson (GO)
5.000%, 02/15/37	2,000	2,217,904
Dallas College (GO)
5.000%, 02/15/34	1,640	1,683,002
5.000%, 02/15/35	1,765	1,767,480

101

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	$38,377
4.000%, 11/01/39	495	499,357
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	230	248,310
Del Valle Independent School District (GO) (PSF-GTD) Series B
5.000%, 06/15/26	600	601,725
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/27	195	198,047
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	630	648,272
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	225,622
Fort Bend County Municipal Utility District No. 57 (GO) (AG)
2.000%, 04/01/28	350	339,481
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	2,950	3,157,637
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	500	509,560
Greater Greenspoint Redevelopment Authority (TAN) (AG)
4.000%, 09/01/34	285	291,474
Greenville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	270	275,034
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	790	823,284
5.000%, 07/01/28	500	523,956
5.000%, 05/15/31	555	586,219
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 12/01/36	2,415	$2,757,397
3.000%, 10/01/40	100	86,028
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	340	351,248
Harris County Hospital District (GO)
5.000%, 02/15/39	1,040	1,140,634
Humble Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	475	483,707
Humble Independent School District (GO) Series B
5.000%, 02/15/27	150	152,750
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	195	203,603
5.000%, 02/15/43	2,500	2,683,760
Lower Colorado River Authority (RB)
5.000%, 05/15/29	380	404,610
5.000%, 05/15/39	1,205	1,266,634
5.000%, 05/15/41	735	769,247
5.000%, 05/15/43	635	677,461
5.000%, 05/15/44	310	331,384
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	474,248
New Hope Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 08/15/36	1,000	1,124,122
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	475	490,210
Permanent University Fund - University of Texas System (RB) Series A
4.000%, 07/01/42	2,480	2,471,973
Port Freeport (RB) Series B
5.000%, 06/01/29	350	362,976
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	290	302,639

102

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	315	$328,672
San Antonio Independent School District (GO) (PSF-GTD)
4.000%, 08/15/43	500	500,212
Sherman Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/42	2,065	2,216,140
Springtown Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	400	448,378
State of Texas (GO)
5.000%, 10/01/44	1,000	1,096,660
State of Texas (GO) Series A
5.000%, 10/01/31	1,050	1,082,861
State of Texas (GO) Series B
5.000%, 08/01/40	1,865	1,866,523
Stephen F Austin State University (RB)
5.000%, 10/15/29	350	353,258
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 10/01/39	755	840,065
5.000%, 12/01/44	1,515	1,617,300
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series A
4.000%, 02/15/35	1,760	1,760,915
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/28	240	253,664
5.000%, 11/15/29	310	333,671
Texas Municipal Power Agency (RB) (AG)
3.000%, 09/01/32	200	193,581
Texas Tech University System (RB) Series A
5.000%, 02/15/42	350	385,937
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,166,734
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Timber Lane Utility District (GO) (AG) Series A
4.000%, 08/01/26	365	$365,967
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,688,384
University of North Texas System (RB) Series A
5.000%, 04/15/27	535	547,182
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	285	306,292
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	720	766,221
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,898,430
TOTAL TEXAS		106,887,766
UTAH — (0.5%)
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	751,181
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	440	465,297
5.000%, 10/01/43	450	479,725
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	1,035	1,064,548
Utah Transit Authority (RB)
5.000%, 12/15/26	290	294,313
TOTAL UTAH		3,055,064
VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	210	220,847
Roanoke Economic Development Authority (RB)
5.000%, 07/01/26	500	501,699
TOTAL VIRGINIA		722,546

103

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (11.7%)
City of Kirkland (GO)
5.000%, 12/01/43	2,725	$2,979,736
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/26	770	779,043
City of Seattle (GO)
4.000%, 12/01/32	375	375,172
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	555	598,888
4.000%, 04/01/33	985	985,325
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/28	1,185	1,234,452
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	170,125
City of Tacoma Sewer Revenue (RB)
4.000%, 12/01/35	1,475	1,475,186
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	2,297,403
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,000	1,999,881
Energy Northwest (RB)
4.000%, 07/01/27	400	400,300
Energy Northwest (RB) Series A
5.000%, 07/01/29	2,270	2,331,509
5.000%, 07/01/36	1,815	1,916,162
5.000%, 07/01/38	3,000	3,401,953
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	820	831,260
5.000%, 12/01/42	1,195	1,310,637
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,650	1,652,182
4.125%, 12/01/43	2,660	2,683,973
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
4.000%, 12/01/33	1,165	$1,181,630
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/28	675	715,982
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/31	4,350	4,353,560
Klickitat County Public Utility District No. 1 (RB) (AG) Series A
5.000%, 12/01/28	275	290,354
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	695	704,341
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
5.000%, 12/01/42	3,000	3,288,099
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/28	1,145	1,215,403
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/28	545	578,651
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
4.000%, 12/01/44	1,920	1,894,951
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	1,690	1,721,146
State of Washington (GO) Series A
5.000%, 08/01/42	2,500	2,542,602
State of Washington (GO) Series B
5.000%, 08/01/29	995	1,001,098
5.000%, 08/01/41	1,430	1,455,950

104

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series C
5.000%, 06/01/29	1,045	$1,047,882
5.000%, 02/01/40	2,680	2,830,404
5.000%, 02/01/44	1,200	1,260,649
State of Washington (GO) Series D
5.000%, 02/01/41	1,405	1,420,267
5.000%, 02/01/42	240	242,448
State of Washington (GO) Series R-2024C
5.000%, 08/01/40	1,325	1,469,252
State of Washington (GO) Series R-2025C
5.000%, 07/01/39	2,500	2,799,593
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	200	210,922
State of Washington (COP) Series D
5.000%, 07/01/40	630	666,480
University of Washington (RB)
5.000%, 12/01/27	255	264,704
5.000%, 12/01/28	575	609,777
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	786,239
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/40	395	431,821
5.000%, 09/01/40	300	323,904
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,024,123
5.000%, 10/01/35	2,690	2,978,243
TOTAL WASHINGTON		66,733,662
WEST VIRGINIA — (0.2%)
State of West Virginia (GO) Series B
5.000%, 06/01/41	450	463,600
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	455,868
TOTAL WEST VIRGINIA		919,468
	Face Amount	Value†
	(000)
WISCONSIN — (4.4%)
City of Kaukauna Electric System Revenue (RB) (AG)
4.000%, 12/15/30	800	$828,429
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	601,667
City of Milwaukee (GO) Series N4 & B5
4.000%, 04/01/28	425	425,383
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	490	501,404
City of Waukesha (GO) Series C
5.000%, 10/01/26	355	358,082
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	915	924,013
Platteville School District (GO)
5.000%, 03/01/31	565	611,574
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	679,843
4.000%, 07/01/39	675	677,253
State of Wisconsin (GO) Series 1
5.000%, 05/01/38	1,205	1,348,718
State of Wisconsin (GO) Series A
5.000%, 05/01/27	4,110	4,210,578
5.000%, 05/01/28	3,000	3,145,038
5.000%, 05/01/41	1,100	1,204,205
5.000%, 05/01/43	4,000	4,341,706
State of Wisconsin (GO) Series B
4.000%, 05/01/41	1,500	1,508,671
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	795	830,154
5.000%, 07/01/34	795	808,031
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,381,461

105

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	$602,188
TOTAL WISCONSIN		24,988,398
TOTAL MUNICIPAL BONDS (Cost $561,860,734)		556,874,714
COMMERCIAL PAPER — (2.3%)
Board of Regents of the University of Texas System
2.430%, 05/05/26	5,000	4,999,510
2.360%, 05/12/26	5,000	4,998,914
County of Harris
2.470%, 08/12/26	953	952,579
	Face Amount	Value†
	(000)

County of Maricopa
2.390%, 06/16/26	474	$473,870
Minnesota Agricultural & Economic Development Board
2.450%, 07/07/26	1,456	1,455,430
TOTAL COMMERCIAL PAPER (Cost $12,883,000)		12,880,303

	Shares
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	529,788	529,841
TOTAL INVESTMENTS — (100.0%)
(Cost $575,273,575)		$570,284,858
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$556,874,714	—	$556,874,714
Commercial Paper	—	12,880,303	—	12,880,303
Money Market Funds	$529,841	—	—	529,841
Total Investments in Securities	$529,841	$569,755,017	—	$570,284,858
See accompanying Notes to Financial Statements.
106

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.1%)
ALABAMA — (0.0%)
Mobile County Board of School Commissioners (ST) (AG)
5.000%, 03/01/27	50	$50,930
ALASKA — (1.8%)
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/26	475	479,460
Borough of Matanuska-Susitna (GO) Series B
5.000%, 11/01/26	1,600	1,618,311
Borough of North Slope (GO)
5.000%, 06/30/26	410	411,498
CIVICVentures (RB)
5.000%, 09/01/26	520	523,142
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	70	70,634
5.000%, 10/01/27	220	227,101
TOTAL ALASKA		3,330,146
ARIZONA — (0.8%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	160	164,052
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	220	220,293
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	150	150,573
5.000%, 07/01/27	330	338,918
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	75	75,286
5.000%, 07/01/27	260	267,026
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/33	275	$284,996
TOTAL ARIZONA		1,501,144
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	195	200,799
CALIFORNIA — (0.5%)
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	1,000	1,000,914
COLORADO — (1.9%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	825	837,100
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/26	30	30,407
5.000%, 12/01/27	90	93,392
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/26	1,010	1,020,064
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/26	1,595	1,600,851
TOTAL COLORADO		3,581,814
CONNECTICUT — (1.6%)
City of Danbury (GO)
4.000%, 02/22/27	1,000	1,011,726
City of New Haven (GO) (BAM)
5.000%, 08/01/26	650	653,378

107

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	$602,188
Town of Ellington (GO)
4.000%, 09/22/26	650	653,077
TOTAL CONNECTICUT		2,920,369
DISTRICT OF COLUMBIA — (0.8%)
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	1,455	1,497,211
FLORIDA — (12.2%)
Brevard County School District (COP) Series A
5.000%, 07/01/27	565	580,024
5.000%, 07/01/28	440	461,375
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/26	340	342,616
City of Jacksonville (RB)
5.000%, 10/01/26	85	85,834
5.000%, 10/01/27	65	67,236
5.000%, 10/01/28	130	137,694
City of Pembroke Pines (GO)
5.000%, 09/01/27	185	190,907
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	125	126,184
5.000%, 10/01/27	50	51,663
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	1,100	1,104,111
5.000%, 07/01/27	115	118,165
County of Miami-Dade Transit System (RB)
5.000%, 07/01/26	2,010	2,017,546
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/26	420	423,979
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/26	20	20,198
5.000%, 10/01/27	25	25,867
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	140	$141,350
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	90	92,446
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/26	165	166,453
5.000%, 10/01/27	105	108,256
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	665	667,578
Lee County School Board (COP) Series B
5.000%, 08/01/26	120	120,657
Manatee County School District (COP) (AG) Series A
5.000%, 07/01/26	40	40,152
5.000%, 07/01/27	50	51,394
Manatee County School District (COP) Series A
5.000%, 07/01/27	435	446,618
Miami Beach Health Facilities Authority (RB) Series A
5.000%, 11/15/26	60	60,641
5.000%, 11/15/27	250	257,899
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/27	175	177,708
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	995	996,612
Palm Beach County School District (COP) Series A
5.000%, 08/01/27	670	688,024
Pinellas County School Board (GO)
4.000%, 06/30/26	840	841,673
School Board of Miami-Dade County (GO)
5.000%, 03/15/27	1,655	1,690,143

108

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/32	500	$500,542
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/29	470	470,509
School District of Broward County (RN)
4.000%, 06/25/26	2,315	2,318,793
School District of Broward County (GO) (AG)
5.000%, 07/01/27	260	267,126
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	1,745	1,751,315
State of Florida (GO) Series A
5.000%, 06/01/26	865	866,625
5.000%, 07/01/26	130	130,501
5.000%, 07/01/27	250	257,085
State of Florida (GO) Series C
4.000%, 06/01/32	500	505,705
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	167	174,176
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	939	942,509
5.000%, 07/01/27	67	68,844
Tampa Bay Water (RB)
5.000%, 10/01/26	655	661,096
Volusia County School Board (COP) (AG) Series B
5.000%, 08/01/26	1,570	1,578,436
TOTAL FLORIDA		22,794,265
	Face Amount	Value†
	(000)
GEORGIA — (0.7%)
Dalton Whitfield County Joint Development Authority (RB) Series B
5.000%, 08/15/26	1,345	$1,353,110
ILLINOIS — (4.3%)
Adams County School District No. 172 (GO)
5.000%, 02/01/27	35	35,526
5.000%, 02/01/28	40	41,441
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/27	185	187,780
Chicago Park District (GO) Series B
5.000%, 01/01/27	300	304,288
City of Peoria (GO) (AG) Series C
5.000%, 01/01/27	1,285	1,302,683
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/26	210	212,581
County of Cook (GO) Series A
5.000%, 11/15/26	800	809,245
County of Cook Sales Tax Revenue (RB)
5.000%, 11/15/26	100	101,204
DuPage County Forest Preserve District (GO)
5.000%, 11/01/26	155	156,699
Elmhurst Park District (GO)
5.000%, 12/15/26	280	283,851
5.000%, 12/15/27	55	57,030
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	420	434,723
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	610	613,252
5.000%, 11/15/30	455	485,600
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/27	215	218,470
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	530	530,899
5.000%, 12/01/32	890	892,028

109

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
State of Illinois (GO) Series B
5.000%, 10/01/27	530	$545,672
State of Illinois (GO) Series D
5.000%, 11/01/27	825	850,801
TOTAL ILLINOIS		8,063,773
INDIANA — (0.1%)
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/27	100	102,653
IOWA — (0.0%)
City of Altoona (GO) Series A
5.000%, 06/01/27	70	71,735
KANSAS — (1.1%)
City of Olathe (GO) Series A
5.000%, 09/01/26	1,500	1,511,211
Sedgwick County Unified School District No. 261 Haysville (GO) (AG) Series A
5.000%, 11/01/26	525	530,859
TOTAL KANSAS		2,042,070
KENTUCKY — (0.1%)
Kentucky State Property & Building Commission (RB) Series A
5.000%, 09/01/26	250	251,823
LOUISIANA — (0.1%)
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/27	110	112,273
MARYLAND — (1.2%)
Maryland Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/26	1,310	1,314,519
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 05/15/26	50	50,042
5.000%, 07/01/26	80	80,276
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
5.000%, 08/15/26	35	$35,222
5.000%, 05/15/27	40	40,959
5.000%, 07/01/27	90	92,247
5.000%, 08/15/27	40	41,182
State of Maryland (GO) Series A
5.000%, 08/01/26	575	578,337
TOTAL MARYLAND		2,232,784
MASSACHUSETTS — (2.6%)
City of Fall River (GO)
4.000%, 01/29/27	936	944,355
City of Peabody (GO)
4.000%, 07/10/26	1,000	1,002,193
City of Quincy (GO)
5.000%, 07/24/26	780	783,888
Massachusetts Development Finance Agency (RB) Series F
5.000%, 07/01/28	20	21,019
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/26	55	55,157
5.000%, 07/01/27	100	102,150
Massachusetts Development Finance Agency (RB) (AG) Series N
5.000%, 07/01/26	445	446,475
Town of Westborough (GO)
4.000%, 10/27/26	1,000	1,007,018
Town of Whitman (GO)
4.000%, 03/16/27	500	506,305
TOTAL MASSACHUSETTS		4,868,560
MICHIGAN — (3.2%)
Ann Arbor School District (GO)
5.000%, 05/01/27	1,500	1,534,012
Birmingham City School District (GO)
5.000%, 05/01/26	190	190,000
5.000%, 05/01/27	360	368,378
Central Michigan University (RB)
5.000%, 10/01/33	480	511,180
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	335	335,000

110

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Farmington Public School District (GO)
5.000%, 05/01/26	135	$135,000
Grand Rapids Public Schools (GO) (AG)
5.000%, 05/01/27	305	311,642
Grandville Public Schools (GO) (AG)
5.000%, 05/01/26	65	65,000
5.000%, 05/01/27	70	71,573
Jackson Public Schools (GO) (Q-SBLF)
5.000%, 05/01/27	685	700,805
Livonia Public Schools (GO) (AG)
5.000%, 05/01/27	55	56,275
5.000%, 05/01/28	60	62,566
Northern Michigan University (RB)
5.000%, 06/01/26	500	500,829
Portage Public Schools (GO) (BAM)
6.000%, 11/01/26	55	55,916
6.000%, 11/01/27	30	31,520
South Lyon Community Schools (GO)
5.000%, 05/01/26	395	395,000
South Lyon Community Schools (GO) Series I
5.000%, 05/01/27	60	61,390
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/27	100	102,317
Warren Consolidated Schools (GO) (Q-SBLF)
5.000%, 05/01/27	240	245,418
5.000%, 05/01/28	155	162,092
TOTAL MICHIGAN		5,895,913
MINNESOTA — (0.1%)
City of St. Cloud (RB)
5.000%, 05/01/27	40	40,833
Minnesota Health & Education Facilities Authority (RB)
5.000%, 12/01/26	60	60,682
5.000%, 12/01/27	35	36,144
TOTAL MINNESOTA		137,659
	Face Amount	Value†
	(000)
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
5.000%, 06/01/27	250	$255,461
NEBRASKA — (0.0%)
City of Omaha (GO) Series B
5.000%, 04/15/27	25	25,581
NEVADA — (2.4%)
Clark County School District (GO) Series B
5.000%, 06/15/26	385	386,059
Clark County School District (GO) Series C
5.000%, 06/15/26	1,200	1,202,143
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	625	625,884
4.000%, 07/01/34	200	200,254
County of Clark (GO)
5.000%, 07/01/27	1,770	1,819,275
Washoe County School District (GO) Series A
5.000%, 06/01/27	85	87,187
5.000%, 06/01/28	90	94,438
Washoe County School District (GO) Series C
4.000%, 10/01/33	160	161,691
TOTAL NEVADA		4,576,931
NEW HAMPSHIRE — (0.8%)
City of Manchester (GO)
4.000%, 11/12/26	1,480	1,490,861
NEW JERSEY — (8.2%)
City of Hoboken (GO) Series A
4.000%, 03/08/27	1,035	1,047,867
City of New Brunswick (GO)
4.000%, 09/08/26	1,000	1,004,144
City of Newark (GO)
4.000%, 12/11/26	1,250	1,257,993
City of Summit (GO)
4.000%, 07/16/26	190	190,517
County of Hudson (GO)
4.000%, 02/24/27	1,020	1,031,223

111

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Essex County Improvement Authority (RN)
4.000%, 03/12/27	565	$571,740
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	710	718,951
New Jersey Educational Facilities Authority (RB) Series B
5.500%, 09/01/29	565	569,861
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	1,070	1,077,918
Township of Bloomfield (GO)
4.000%, 03/11/27	500	506,240
Township of East Brunswick (GO)
4.000%, 07/14/26	1,575	1,578,741
Township of Gloucester (GO) Series A
4.000%, 07/21/26	1,350	1,353,768
Township of Hopewell/Cumberland County (GO)
4.000%, 09/21/26	900	904,230
Township of Morris (GO)
3.750%, 09/24/26	500	502,120
Township of Old Bridge (GO)
4.000%, 09/09/26	305	306,340
Township of Voorhees (GO) Series A
4.000%, 09/17/26	750	753,335
Township of Woodbridge (GO)
4.000%, 03/12/27	1,000	1,012,437
Westfield School District (GO)
4.000%, 09/03/26	1,020	1,024,268
TOTAL NEW JERSEY		15,411,693
NEW MEXICO — (0.1%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	215	216,208
	Face Amount	Value†
	(000)
NEW YORK — (10.3%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	1,250	$1,254,300
Averill Park Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,001,479
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,000	1,001,833
City of Lackawanna (GO)
4.000%, 05/01/26	500	500,000
City of New York (GO) Series A-1
5.000%, 08/01/27	400	411,703
4.000%, 08/01/32	645	645,677
5.000%, 08/01/33	130	130,614
City of North Tonawanda (GO)
4.375%, 05/15/26	400	400,177
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	900	901,113
County of Suffolk (GO)
4.000%, 07/24/26	3,000	3,008,844
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,002,070
Kendall Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/19/26	500	500,904
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	750	751,289
New York State Dormitory Authority (RB)
5.000%, 07/01/26	65	65,232
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	1,020	1,022,889

112

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	1,060	$1,063,137
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,100	1,103,519
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,015	1,016,875
Town of Oyster Bay (GO)
4.000%, 08/21/26	1,145	1,149,264
Town of Tonawanda (GO)
4.000%, 08/21/26	590	592,252
Town of Webster (GO)
4.000%, 08/25/26	1,250	1,255,254
Village of Freeport (GO) Series F
3.750%, 11/12/26	385	386,894
TOTAL NEW YORK		19,165,319
NORTH CAROLINA — (2.2%)
Charlotte-Mecklenburg Hospital Authority (RB) Series C
3.400%, 01/15/37	1,960	1,960,000
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 12/01/27	60	62,321
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	410	410,704
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	375	377,523
State of North Carolina (RB)
5.000%, 03/01/33	1,250	1,320,029
TOTAL NORTH CAROLINA		4,130,577
	Face Amount	Value†
	(000)
OHIO — (1.5%)
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/27	295	$298,883
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/26	75	75,126
5.000%, 06/01/27	65	66,471
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,200	1,214,262
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	700	720,707
University of Akron (RB) Series A
4.000%, 01/01/28	445	454,503
TOTAL OHIO		2,829,952
OKLAHOMA — (0.7%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,100	1,110,909
Oklahoma Municipal Power Authority (RB) (AG) Series A
5.000%, 01/01/27	225	228,216
TOTAL OKLAHOMA		1,339,125
PENNSYLVANIA — (1.2%)
City of Philadelphia (GO) Series C
5.000%, 08/01/26	525	527,821
Commonwealth of Pennsylvania (GO) Series 2ND
4.000%, 09/15/32	870	873,281
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/26)	55	55,126
5.000%, 06/15/26	710	711,902

113

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	25	$25,715
TOTAL PENNSYLVANIA		2,193,845
SOUTH CAROLINA — (1.0%)
Orangeburg County School District (GO)
5.000%, 08/13/26	585	588,578
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/26	200	202,517
York County School District No. 1 (GO)
4.000%, 07/30/26	1,000	1,002,477
TOTAL SOUTH CAROLINA		1,793,572
SOUTH DAKOTA — (0.1%)
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/26	230	232,292
TENNESSEE — (3.3%)
City of Memphis (GO)
5.000%, 11/01/26	245	247,746
City of Memphis (GO) Series A
5.000%, 04/01/27	1,020	1,042,241
County of Bedford (GO)
5.000%, 06/01/26	500	500,918
County of Rutherford (GO) Series B
5.000%, 04/01/27	185	189,119
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	570	605,674
5.000%, 07/01/30	365	366,331
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,003,732
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	940	943,508
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	100	$100,359
5.000%, 07/01/27	50	51,417
Metropolitan Nashville Airport Authority (RB) Series C
5.000%, 07/01/27	30	30,833
5.000%, 07/01/28	40	42,029
State of Tennessee (GO) Series B
5.000%, 08/01/30	1,000	1,006,162
TOTAL TENNESSEE		6,130,069
TEXAS — (19.0%)
Austin Independent School District (GO)
5.000%, 08/01/27	520	535,266
Bexar County Hospital District (GO)
5.000%, 02/15/27	200	203,274
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	1,235	1,243,203
5.000%, 08/15/27	1,605	1,654,504
5.000%, 08/15/28	190	200,333
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	480	494,805
City of Austin (GO)
5.000%, 05/01/26	665	665,000
5.000%, 09/01/26	435	438,284
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/26	130	131,612
5.000%, 11/15/27	50	51,816
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	410	425,079
5.000%, 11/15/31	230	232,618
City of Brownsville (GO) Series A
5.000%, 02/15/28	1,340	1,396,722
City of Carrollton (GO)
5.000%, 08/15/26	180	181,121

114

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Corpus Christi Utility System Revenue (RB) (AG)
5.000%, 07/15/26	360	$361,626
City of Dallas (GO)
5.000%, 08/15/27	645	664,786
City of Dallas (GO) Series A
5.000%, 02/15/27	435	443,077
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	145	146,408
City of El Paso (GO)
5.000%, 08/15/26	140	140,908
5.000%, 08/15/34	1,000	1,005,413
City of El Paso (GO) Series A
5.000%, 08/15/26	635	639,119
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/27	100	101,931
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/27	50	50,937
5.000%, 03/01/28	50	52,106
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/26	95	95,591
5.000%, 08/15/27	45	46,288
City of Grand Prairie (GO)
5.000%, 02/15/27	450	458,178
City of Greenville Electric System Revenue (RB) (BAM)
5.000%, 02/15/28	1,000	1,037,857
City of Houston (RN)
5.000%, 06/30/26	1,000	1,003,728
City of Irving (GO)
5.000%, 09/15/27	330	341,065
City of Kyle (GO) (AG)
5.000%, 08/15/26	325	327,118
City of Midlothian (GO)
5.000%, 08/15/26	500	503,346
City of Pearland (GO)
5.000%, 03/01/27	430	438,198
City of Pearland (GO) Series A
5.000%, 03/01/27	110	112,097
City of San Antonio (GO)
5.000%, 02/01/27	335	341,203
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	425	$426,382
City of Temple (GO)
5.000%, 08/01/26	140	140,794
5.000%, 08/01/27	65	66,924
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	55	55,312
5.000%, 08/01/27	35	36,036
City of Waco (GO)
5.000%, 02/01/28	75	78,156
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	510	518,617
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	655	659,268
Clifton Higher Education Finance Corp. (RB) (PSF-GTD)
5.000%, 04/01/27	210	213,978
Clint Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	450	452,775
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/27	155	157,878
County of Harris (GO) Series A
5.000%, 09/15/27	1,085	1,121,230
County of Hidalgo (GO)
5.000%, 08/15/26	320	321,936
County of Montgomery (GO) Series A
5.000%, 03/01/27	215	219,099
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	185	186,162
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	95	96,816
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/27	80	81,250

115

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	515	$525,801
5.000%, 07/01/28	425	445,363
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	225	229,195
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	610	621,422
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	500	509,165
Humble Independent School District (GO) Series B
5.000%, 02/15/27	180	183,299
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/27	300	305,310
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	185	186,152
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	250	251,556
Lower Colorado River Authority (RB)
5.000%, 05/15/26	985	985,853
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/27	85	87,088
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	565	579,172
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/15/26	250	251,644
5.000%, 08/15/27	105	108,248
	Face Amount	Value†
	(000)
TEXAS — (Continued)
North East Texas Regional Mobility Authority (RB) Series A
5.000%, 01/01/27	95	$96,270
North Harris County Regional Water Authority (RB)
5.000%, 12/15/33	1,095	1,108,075
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/26	160	160,302
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/26	925	932,169
5.000%, 09/01/31	330	332,062
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/29	575	577,097
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	585	596,231
Spring Independent School District (GO) Series B
5.000%, 08/15/26	100	100,681
State of Texas (GO) Series A
5.000%, 10/01/31	405	417,675
State of Texas (GO) Series B
5.000%, 10/01/31	395	407,362
Stephen F Austin State University (RB)
5.000%, 10/15/26	1,000	1,009,760
5.000%, 10/15/29	720	726,702
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	790	818,066
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/28	165	174,394
Texas A&M University (RB) Series A
5.000%, 05/15/26	130	130,108
5.000%, 05/15/27	185	189,569

116

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas State Technical College (RB) (AG) Series A
5.000%, 08/01/28	610	$640,861
Texas Tech University System (RB) Series A
5.000%, 02/15/27	135	137,456
Travis County Healthcare District (GO)
5.000%, 03/01/27	75	76,411
University of Houston (RB) Series A
5.000%, 02/15/28	385	401,524
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	140	140,751
TOTAL TEXAS		35,440,024
UTAH — (1.0%)
City of Salt Lake City Public Utilities Revenue (RB) Series C
5.000%, 02/01/27	520	529,277
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/26	980	981,906
Utah Transit Authority (RB)
5.000%, 12/15/26	350	355,205
TOTAL UTAH		1,866,388
VIRGINIA — (0.4%)
Hampton Roads Transportation Accountability Commission (RB) Series A
5.000%, 07/01/26	500	501,824
Roanoke Economic Development Authority (RB)
5.000%, 07/01/26	315	316,070
TOTAL VIRGINIA		817,894
WASHINGTON — (7.8%)
City of Seattle (GO)
4.000%, 12/01/32	375	375,172
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	135	$135,000
5.000%, 05/01/27	100	102,444
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/27	185	188,356
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,140	1,155,454
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
5.000%, 12/01/32	500	525,365
County of King Sewer Revenue (RB) Series A
5.000%, 07/01/26	505	506,927
County of Spokane (GO)
5.000%, 12/01/26	45	45,618
5.000%, 12/01/27	25	25,950
Energy Northwest (RB) Series A
5.000%, 07/01/27	1,440	1,445,315
5.000%, 07/01/33	140	146,249
King County School District No. 403 Renton (GO) (SCH BD GTY)
4.000%, 12/01/32	875	875,347
King County School District No. 406 Tukwila (GO) (SCH BD GTY)
5.000%, 12/01/28	235	247,940
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/26	65	65,851
5.000%, 12/01/27	60	62,290
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY)
5.000%, 12/01/26	1,400	1,419,714
Public Utility District No. 1 of Cowlitz County (RB)
5.000%, 09/01/26	115	115,818

117

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	120	$121,585
5.000%, 12/01/27	175	181,679
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	80	81,117
5.000%, 12/01/27	35	36,358
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/26	105	106,454
5.000%, 12/01/27	135	140,195
Snohomish County School District No. 4 Lake Stevens (GO) (SCH BD GTY)
5.000%, 12/01/26	640	648,937
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	505	507,828
5.000%, 08/01/33	1,115	1,120,988
State of Washington (GO) Series B
5.000%, 08/01/29	145	145,889
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	2,720	2,725,601
University of Washington (RB)
5.000%, 12/01/26	510	516,982
5.000%, 12/01/27	95	98,615
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/27	105	106,917
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	500	513,077
TOTAL WASHINGTON		14,491,032
WISCONSIN — (4.8%)
City of Madison (GO) Series B
5.000%, 10/01/26	870	878,242
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Racine (GO)
4.500%, 03/15/27	485	$485,555
Madison Metropolitan School District (RN)
5.000%, 09/01/26	1,300	1,310,246
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	1,005	1,024,520
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	630	637,376
State of Wisconsin (GO) Series A
5.000%, 05/01/27	1,470	1,505,973
5.000%, 05/01/28	500	524,173
State of Wisconsin (GO) Series B
5.000%, 05/01/26	600	600,000
5.000%, 05/01/27	1,065	1,090,424
5.000%, 05/01/28	790	828,193
TOTAL WISCONSIN		8,884,702
TOTAL MUNICIPAL BONDS (Cost $183,308,664)		183,301,471
COMMERCIAL PAPER — (1.8%)
Board of Regents of the University of Texas System
2.430%, 05/05/26	500	499,951
2.360%, 05/12/26	1,000	999,783
County of Maricopa
2.390%, 06/16/26	710	709,805
Minnesota Agricultural & Economic Development Board
2.450%, 07/07/26	544	543,787
University of Pittsburgh-of the Commonwealth System of Higher Education
2.350%, 07/08/26	700	699,725
TOTAL COMMERCIAL PAPER (Cost $3,454,000)		3,453,051

118

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Shares	Value†
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	100,377	$100,387
TOTAL INVESTMENTS — (100.0%)
(Cost $186,863,050)		$186,854,909
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$183,301,471	—	$183,301,471
Commercial Paper	—	3,453,051	—	3,453,051
Money Market Funds	$100,387	—	—	100,387
Total Investments in Securities	$100,387	$186,754,522	—	$186,854,909
See accompanying Notes to Financial Statements.
119

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.3%)
CALIFORNIA — (96.3%)
Amador Water Agency Financing Corp. (COP) Series A
5.000%, 06/01/26	485	$485,540
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/26	550	556,032
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/26	2,730	2,759,940
5.000%, 10/01/28	450	480,032
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	2,000	2,074,693
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/26	1,350	1,358,985
5.000%, 08/01/27	875	905,184
5.000%, 08/01/28	885	939,349
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	781,289
Atascadero Unified School District (GO) Series A
5.000%, 08/01/26	565	568,660
Bay Area Toll Authority (RB) Series A
3.000%, 04/01/55	6,730	6,730,000
Bay Area Toll Authority (RB) Series B
3.100%, 04/01/55	2,370	2,370,000
Beaumont Public Improvement Authority (RB) Series A
5.000%, 09/01/26	510	514,484
5.000%, 09/01/27	355	367,649
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/26	780	784,994
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Beverly Hills Unified School District (GO)
5.000%, 08/01/26	810	$815,432
5.000%, 08/01/27	660	682,270
Buena Park School District (GO)
8.000%, 08/01/26	1,320	1,337,725
Burbank Unified School District (GO)
5.000%, 08/01/26	500	503,125
5.000%, 08/01/28	2,500	2,651,059
Cabrillo Unified School District (GO) Series B
5.000%, 08/01/28	450	476,565
Cajon Valley Union School District (GO)
5.000%, 08/01/27	1,000	1,032,183
5.000%, 08/01/28	850	900,102
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	1,070	1,075,147
5.000%, 02/01/30	1,090	1,109,700
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/26	1,155	1,170,836
4.000%, 03/01/28	4,660	4,661,590
5.000%, 10/01/29	2,390	2,393,643
California Health Facilities Financing Authority (RB) Series B
3.100%, 03/01/41	4,220	4,220,000
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/26)	2,900	2,939,155
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/28	750	770,434
California Public Finance Authority (RB) Series A
5.000%, 06/01/26	240	240,380
California State Public Works Board (RB) Series A
5.000%, 04/01/27	1,085	1,109,962
5.000%, 02/01/28	1,125	1,174,983

120

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series B
5.000%, 05/01/26	1,470	$1,470,000
5.000%, 06/01/27	1,560	1,602,567
5.000%, 12/01/28	1,905	2,024,691
5.000%, 10/01/29	1,265	1,308,097
California State Public Works Board (RB) Series C
5.000%, 09/01/26	1,720	1,733,990
5.000%, 09/01/28	8,656	9,149,401
5.000%, 11/01/28	1,100	1,167,029
4.000%, 11/01/31	5,375	5,402,360
5.000%, 11/01/33	2,190	2,212,531
California State Public Works Board (RB) Series D
5.000%, 04/01/27	2,030	2,051,484
4.000%, 04/01/32	1,310	1,314,817
California State Public Works Board (RB) Series F
5.000%, 05/01/28	1,275	1,279,551
California State Public Works Board (RB) Series H
5.000%, 04/01/32	1,270	1,296,873
California State University (RB) Series A
5.000%, 11/01/26	1,175	1,190,226
5.000%, 11/01/28	50	50,105
5.000%, 11/01/30	4,915	4,982,655
5.000%, 11/01/32	5,050	5,059,796
5.000%, 11/01/33	3,400	3,406,371
4.000%, 11/01/34	8,650	8,654,085
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/26	930	943,003
City & County of San Francisco (GO) Series F
5.000%, 06/15/26	10,000	10,028,999
City & County of San Francisco (COP) Series R1
5.000%, 04/01/27	2,810	2,876,352
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/26	2,215	2,237,305
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 09/15/27	1,105	$1,146,613
5.000%, 09/15/28	1,060	1,129,998
5.000%, 09/15/29	1,240	1,353,826
City of Berkeley (RN)
4.000%, 07/28/26	13,950	14,005,928
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/26	255	255,505
City of Los Angeles (RN)
5.000%, 06/25/26	4,250	4,264,725
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/27	1,285	1,309,084
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	2,910	2,915,634
5.000%, 06/01/27	945	971,360
5.000%, 06/01/28	3,650	3,863,641
City of Oakland (GO)
5.000%, 07/15/26	1,175	1,180,723
5.000%, 07/15/27	2,045	2,105,829
City of Oxnard Wastewater Revenue (RB) (BAM)
5.000%, 06/01/26	840	841,776
5.000%, 06/01/27	495	509,184
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/26	850	855,313
5.000%, 08/01/27	2,300	2,374,719
5.000%, 08/01/28	830	880,595
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/26	1,230	1,245,490
5.000%, 11/01/27	1,640	1,660,743
5.000%, 11/01/28	1,490	1,508,530
5.000%, 11/01/29	1,015	1,108,878
City of San Francisco Public Utilities Commission Water Revenue (RB) Series B
4.000%, 11/01/30	1,255	1,262,886
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/26	4,060	4,111,130
5.000%, 11/01/27	3,590	3,728,901

121

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Mateo (ST) (BAM)
5.000%, 09/01/26	250	$251,715
City of Santa Clara (GO) Series A
5.000%, 08/01/27	1,375	1,421,914
Clovis Unified School District (GO) Series A
5.000%, 08/01/26	1,295	1,302,931
Corona-Norco Unified School District (GO)
5.000%, 08/01/26	925	930,665
5.000%, 08/01/27	575	593,319
5.000%, 08/01/28	585	620,793
5.000%, 08/01/29	590	640,629
County of Kern (COP) (AG) Series A
5.000%, 11/01/26	1,240	1,254,253
County of Los Angeles (RN) Series A
5.000%, 06/30/26	11,185	11,225,185
County of Riverside (RN)
5.000%, 06/30/26	16,060	16,122,358
County of San Diego (RN)
5.000%, 06/30/26	15,535	15,593,217
County of San Diego (COP) Series A
5.000%, 10/01/27	665	691,725
5.000%, 10/01/28	1,325	1,414,396
Cupertino Union School District (COP)
5.000%, 06/01/26	600	601,197
5.000%, 06/01/28	250	263,741
Desert Community College District (GO)
5.000%, 08/01/27	1,170	1,212,571
5.000%, 08/01/28	695	738,785
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/30	1,490	1,533,262
East Side Union High School District (GO) (AG) Series A
5.000%, 08/01/26	2,185	2,199,765
East Side Union High School District (GO) Series D
5.000%, 08/01/27	1,110	1,148,151
El Dorado Irrigation District (RB) Series A
5.000%, 03/01/27	2,190	2,238,698
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 03/01/28	2,460	$2,582,153
El Monte Union High School District (GO)
5.000%, 06/01/27	500	514,382
Elk Grove Unified School District (GO)
5.500%, 08/01/27	3,000	3,121,119
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/26	500	506,347
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/27	530	547,551
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/26	5,000	5,065,473
8.000%, 08/01/27	2,000	2,139,705
Fremont Union High School District (GO)
5.000%, 08/01/27	2,665	2,754,253
5.000%, 08/01/28	1,035	1,100,182
Fresno Unified School District (GO) Series A
5.000%, 08/01/26	1,835	1,846,192
5.000%, 08/01/27	1,340	1,382,524
Fullerton Joint Union High School District (GO) Series A
8.000%, 08/01/26	1,305	1,322,557
Glendale Community College District (GO) Series A
5.000%, 08/01/27	1,155	1,196,152
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/26	875	879,481
5.000%, 07/15/27	365	376,002
Hayward Unified School District (GO) (BAM) Series B
5.000%, 08/01/26	1,555	1,564,917
5.000%, 08/01/27	695	718,014
Imperial Irrigation District Electric System Revenue (RB)
5.000%, 11/01/26	2,005	2,031,253
5.000%, 11/01/27	730	759,783

122

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/26	360	$364,498
Irvine Facilities Financing Authority (RB) Series A
5.000%, 05/01/30	1,285	1,289,086
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/26	270	270,000
5.000%, 05/01/27	330	338,793
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	365	367,282
Los Angeles Community College District (GO) Series C
5.000%, 08/01/26	1,765	1,775,363
Los Angeles Community College District (GO) Series F
5.000%, 08/01/27	2,105	2,173,385
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	5,995	6,000,351
5.000%, 06/01/29	1,780	1,783,416
5.000%, 06/01/31	1,730	1,733,320
5.000%, 06/01/33	4,210	4,218,079
5.000%, 07/01/34	5,820	5,969,441
5.000%, 06/01/35	7,080	7,093,587
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 06/01/27	5,500	5,658,200
5.000%, 06/01/28	2,500	2,639,454
Los Angeles County Public Works Financing Authority (RB) Series H
5.000%, 12/01/28	1,035	1,107,520
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/26	885	897,927
5.000%, 12/01/27	770	800,607
5.000%, 12/01/28	800	856,054
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/26	425	$429,821
5.000%, 10/01/27	675	701,164
5.000%, 10/01/28	440	469,364
5.000%, 10/01/29	475	518,964
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/28	3,475	3,597,678
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/26	2,315	2,319,091
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/26	315	316,117
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/26	550	551,811
5.000%, 07/01/27	250	256,698
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/26	710	712,842
5.000%, 07/01/27	11,500	11,852,407
5.000%, 07/01/29	3,610	3,895,332
5.000%, 07/01/30	4,010	4,410,421
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/28	3,665	3,679,681
5.000%, 07/01/30	850	853,278
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/30	3,300	3,438,544
Los Rios Community College District (GO)
5.000%, 08/01/26	650	653,981
5.000%, 08/01/27	2,485	2,572,287
Lucia Mar Unified School District (GO) Series A
5.000%, 08/01/27	415	429,786
5.000%, 08/01/28	260	275,967
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	5,510	5,718,150

123

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mendocino-Lake Community College District (GO) (BAM)
5.000%, 08/01/27	1,200	$1,201,597
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	1,870	1,874,504
5.000%, 10/01/31	1,090	1,092,565
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/26	360	364,336
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/26	640	644,049
5.000%, 08/01/27	615	635,211
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	845	896,892
Mountain View-Whisman School District (GO) Series C
5.000%, 09/01/26	400	403,463
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/27	2,050	2,120,460
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/27	4,110	4,161,162
5.000%, 11/01/30	1,500	1,515,644
5.000%, 11/01/31	1,440	1,454,588
Municipal Water District of Orange County Water Facilities Corp. (RB) Series A
5.000%, 08/15/32	1,500	1,531,308
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	210	216,954
New Haven Unified School District (GO) Series A
5.000%, 08/01/26	330	332,155
Newark Unified School District (GO) Series A
5.000%, 08/01/27	275	284,245
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/27	1,250	1,280,747
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oak Grove School District (GO) Series B
5.000%, 08/01/27	2,800	$2,895,886
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	3,200	3,218,545
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/28	1,700	1,791,232
Oakland Unified School District/Alameda County (GO) (AG) Series A
5.000%, 08/01/31	220	226,405
Ohlone Community College District (GO)
5.000%, 08/01/27	1,125	1,162,347
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/26	715	723,729
5.000%, 11/01/27	695	723,250
Pajaro Valley Unified School District (GO)
5.000%, 08/01/26	530	533,447
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/26	11,000	11,071,544
5.000%, 08/01/27	1,640	1,695,543
Pasadena Unified School District (GO) Series A
5.000%, 08/01/27	1,615	1,668,885
Pasadena Unified School District (GO) Series D
5.000%, 08/01/27	1,455	1,503,547
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/26	685	689,386
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/26	425	427,710
5.000%, 08/01/27	750	774,836
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/26	475	478,029
Placentia-Yorba Linda Unified School District (COP)
5.000%, 10/01/26	285	287,899

124

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/27	100	$103,691
Pleasanton Unified School District (GO)
5.000%, 08/01/26	1,450	1,459,614
Pomona Unified School District (GO) Series A
5.000%, 08/01/26	1,930	1,942,699
5.000%, 08/01/27	870	900,012
Poway Unified School District (GO)
5.000%, 08/01/26	1,005	1,011,409
Redondo Beach Unified School District (GO)
5.000%, 08/01/27	350	361,550
5.000%, 08/01/28	285	302,268
5.000%, 08/01/29	585	635,184
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/26	585	588,746
5.000%, 08/01/27	450	465,014
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/26	1,710	1,720,040
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
3.000%, 05/15/47	5,475	5,475,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/27	1,295	1,296,184
5.000%, 05/15/33	9,365	9,373,561
5.000%, 05/15/34	6,000	6,005,485
Riverside Community College District (GO) Series A
5.000%, 08/01/26	3,555	3,578,572
5.000%, 08/01/27	1,855	1,918,758
Riverside Unified School District (GO)
5.000%, 08/01/26	355	357,462
5.000%, 08/01/27	130	134,534
5.000%, 08/01/28	415	440,486
Riverside Unified School District (GO) Series D
5.000%, 08/01/26	425	427,947
5.000%, 08/01/27	295	305,288
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento City Financing Authority (RB)
5.000%, 12/01/26	490	$497,587
5.000%, 12/01/27	470	490,326
5.000%, 12/01/28	585	625,990
Sacramento City Unified School District (GO) (AG)
4.000%, 07/01/26	1,040	1,042,469
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	415	417,837
Salinas Union High School District (GO) Series A
5.000%, 08/01/26	350	352,285
Salinas Union High School District (GO) Series B
5.000%, 08/01/26	600	603,918
San Bernardino Community College District (GO) Series F
5.000%, 08/01/26	510	513,317
San Bernardino County Transportation Authority (RB) Series A
5.000%, 03/01/27	1,055	1,078,989
5.000%, 03/01/28	2,505	2,632,162
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/27	1,740	1,785,892
5.000%, 04/01/28	1,380	1,456,795
San Diego County Water Authority (RB)
5.000%, 05/01/27	3,210	3,214,335
San Diego County/San Diego County School Districts (RN) Series A
5.000%, 08/31/26	15,010	15,117,506
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/26	2,010	2,032,338
5.000%, 10/15/27	2,255	2,345,528
5.000%, 05/15/34	5,020	5,029,994
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	2,645	2,748,036

125

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CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series I-3
5.000%, 07/01/26	5,990	$6,013,268
San Diego Unified School District (GO) Series R-9
5.000%, 07/01/29	7,500	8,123,579
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/26	3,000	3,018,752
5.000%, 08/01/27	4,275	4,425,701
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/26	5,555	5,589,723
5.000%, 08/01/27	2,875	2,976,348
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/26	2,000	2,007,295
5.000%, 07/01/27	2,860	2,947,977
5.000%, 07/01/28	1,045	1,103,940
4.000%, 07/01/34	1,000	1,008,758
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,590	2,590,000
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/30	2,880	2,888,863
5.000%, 10/01/31	1,390	1,394,072
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	475	492,330
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	1,340	1,343,819
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	4,290	4,302,281
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series F&C
5.000%, 06/15/28	7,100	$7,111,787
4.000%, 06/15/31	2,000	2,001,690
4.000%, 06/15/33	3,000	3,001,689
San Gabriel Unified School District (GO) Series A
8.000%, 08/01/26	1,965	1,992,446
8.000%, 08/01/27	1,535	1,642,619
8.000%, 08/01/28	1,850	2,084,781
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/26	2,010	2,023,175
5.000%, 08/01/27	865	894,187
San Jose Unified School District (GO) Series A
5.000%, 08/01/26	4,865	4,893,686
5.000%, 08/01/27	5,485	5,671,454
San Leandro Unified School District (GO) Series B
5.000%, 08/01/26	175	176,112
5.000%, 08/01/27	140	144,777
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	754,821
San Marcos Unified School District (GO) Series A
5.000%, 08/01/26	1,200	1,207,653
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/26	820	825,499
San Mateo Joint Powers Financing Authority (RB) Series A
¤ 4.000%, 07/15/32 (Pre-refunded @ $100, 7/15/26)	2,500	2,507,905
San Mateo Union High School District (GO) Series C
4.000%, 09/01/33	1,135	1,140,101
San Mateo Union High School District (GO) Series D
5.000%, 09/01/26	655	660,936

126

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CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 09/01/27	1,325	$1,374,520
Santa Clara County Financing Authority (RB) Series A
5.000%, 11/01/27	5,000	5,208,746
5.000%, 11/01/28	5,000	5,329,368
Santa Monica-Malibu Unified School District (GO) Series A
5.000%, 08/01/26	1,555	1,565,665
5.000%, 08/01/27	615	636,990
Santa Rosa High School District (GO)
5.000%, 08/01/27	945	974,777
5.000%, 08/01/28	900	952,262
Southwestern Community College District (GO) Series A
5.250%, 08/01/27	1,160	1,201,964
5.250%, 08/01/28	785	838,207
State of California (GO)
5.000%, 08/01/26	15,145	15,233,690
4.000%, 09/01/26	2,485	2,497,032
5.000%, 09/01/26	7,110	7,167,830
4.000%, 11/01/26	7,725	7,779,285
5.000%, 11/01/26	3,380	3,420,437
5.000%, 03/01/27	11,270	11,509,673
5.000%, 04/01/27	4,680	4,789,820
3.500%, 08/01/27	4,425	4,478,971
5.000%, 08/01/27	9,585	9,893,260
5.000%, 10/01/27	11,640	12,065,348
5.000%, 11/01/27	2,795	2,903,309
5.000%, 12/01/27	820	853,558
5.000%, 03/01/28	515	539,472
5.000%, 08/01/28	6,295	6,433,904
5.000%, 09/01/28	9,815	9,891,338
5.000%, 10/01/28	5,000	5,304,635
5.000%, 11/01/28	2,830	3,008,113
5.000%, 12/01/28	3,875	4,126,484
5.000%, 08/01/29	3,080	3,227,963
5.000%, 09/01/29	1,145	1,236,764
5.000%, 10/01/29	4,000	4,327,780
5.000%, 08/01/30	2,930	2,945,877
5.000%, 10/01/30	2,625	2,772,766
5.000%, 11/01/30	1,235	1,280,416
4.000%, 08/01/31	5,515	5,519,843
5.250%, 08/01/31	355	355,743
5.000%, 09/01/31	6,540	6,587,793
5.000%, 10/01/31	90	90,170
5.000%, 08/01/32	3,000	3,086,363
4.000%, 09/01/32	1,775	1,775,335
5.000%, 09/01/32	710	715,022
5.000%, 10/01/32	15	15,028
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/33	11,210	$11,342,222
5.000%, 09/01/33	3,000	3,020,314
5.000%, 12/01/34	1,000	1,002,004
5.000%, 04/01/35	2,395	2,518,723
State of California (GO) Series A
5.000%, 11/01/28	1,495	1,589,091
State of California (GO) Series B
5.000%, 10/01/26	4,620	4,665,719
State of California (GO) Series C
5.000%, 09/01/32	10	10,019
State of California Department of Water Resources (RB) Series AW
5.000%, 12/01/31	9,950	10,092,215
State of California Department of Water Resources (RB) Series AX
5.000%, 12/01/30	2,115	2,201,074
State of California Department of Water Resources (RB) Series BA
5.000%, 12/01/26	1,075	1,091,986
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/26	1,130	1,147,855
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	5,260	5,498,718
Stockton Public Financing Authority (RB) (AG)
5.000%, 09/01/26	1,785	1,799,495
Sunnyvale School District (GO) Series A
5.000%, 09/01/26	640	645,262
5.000%, 09/01/27	630	652,278
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	2,005	2,018,244

127

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Tahoe-Truckee Unified School District (GO) Series B
5.000%, 08/01/34	905	$910,245
Tustin Unified School District (GO)
5.000%, 08/01/27	5,990	6,191,363
University of California (RB) Series AR
5.000%, 05/15/30	2,120	2,122,064
5.000%, 05/15/31	1,450	1,451,412
University of California (RB) Series BN
5.000%, 05/15/26	2,040	2,041,665
University of California (RB) Series BS
5.000%, 05/15/29	2,840	3,050,257
University of California (RB) Series BX
5.000%, 05/15/26	6,645	6,651,471
5.000%, 05/15/29	1,995	2,142,698
University of California (RB) Series BZ
5.000%, 05/15/26	7,230	7,235,902
5.000%, 05/15/27	3,395	3,483,824
5.000%, 05/15/28	9,695	10,186,337
Ventura County Community College District (GO)
4.000%, 08/01/32	10,000	10,014,130
Ventura Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,006,377
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/26	670	670,000
Vista Unified School District (GO) (AG) Series C
5.000%, 08/01/28	140	148,429
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/26	4,645	4,674,976
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series B
4.000%, 08/01/34	2,740	$2,740,755
West Valley-Mission Community College District (GO) Series C
4.000%, 08/01/33	1,375	1,377,359
Whittier Union High School District (GO)
5.000%, 08/01/27	1,000	1,033,000
5.000%, 08/01/28	1,000	1,059,915
Whittier Union High School District (GO) Series C
5.000%, 08/01/26	825	830,303
5.000%, 08/01/27	390	403,012
TOTAL MUNICIPAL BONDS (Cost $864,946,508)		864,640,644
COMMERCIAL PAPER — (3.6%)
California Educational Facilities Authority
2.150%, 05/06/26	1,613	1,612,826
California Statewide Communities Development Authority
2.480%, 05/05/26	13,000	12,999,226
2.400%, 07/07/26	8,000	7,998,241
2.350%, 07/09/26	10,000	9,996,796
TOTAL COMMERCIAL PAPER (Cost $32,613,000)		32,607,089

	Shares
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	444,725	444,770
TOTAL INVESTMENTS — (100.0%)
(Cost $898,004,278)		$897,692,503

128

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$864,640,644	—	$864,640,644
Commercial Paper	—	32,607,089	—	32,607,089
Money Market Funds	$444,770	—	—	444,770
Total Investments in Securities	$444,770	$897,247,733	—	$897,692,503
See accompanying Notes to Financial Statements.
129

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SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
CALIFORNIA — (99.9%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,338,607
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	843,987
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	407,395
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	384,025
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/32	770	850,628
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,035,450
Beaumont Public Improvement Authority (RB) (AG) Series A
5.000%, 09/01/31	240	272,287
Berkeley Unified School District (GO) Series D
4.000%, 08/01/44	1,445	1,461,191
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	470,067
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	150,900
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,350	1,371,240
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	429,826
4.000%, 08/01/34	525	546,182
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Educational Facilities Authority (RB) Series A
5.000%, 04/01/44	700	$765,800
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,115	1,133,817
5.000%, 02/01/34	1,250	1,270,084
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	778,888
5.000%, 12/01/27	375	388,974
5.000%, 12/01/28	550	577,211
5.000%, 11/15/34	3,145	3,252,240
4.000%, 04/01/38	1,600	1,609,444
5.000%, 08/15/41	2,000	2,161,560
5.000%, 12/01/41	855	937,729
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,600	1,608,236
3.100%, 03/01/41	2,190	2,190,000
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	521,103
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	693,041
5.000%, 02/01/29	825	859,808
5.000%, 02/01/30	1,000	1,055,134
California Public Finance Authority (RB) Series A
5.000%, 06/01/28	520	541,315
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,126,136
5.000%, 02/01/28	5,030	5,253,481
5.000%, 09/01/39	555	628,198

130

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series B
5.000%, 12/01/28	965	$1,025,631
5.000%, 12/01/31	1,510	1,689,626
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,820	1,930,902
5.000%, 08/01/35	675	742,627
5.000%, 09/01/39	990	1,108,428
5.000%, 11/01/42	245	274,596
California State University (RB) Series A
5.000%, 11/01/26	350	354,536
5.000%, 11/01/28	365	390,073
5.000%, 11/01/31	1,300	1,302,620
5.000%, 11/01/32	1,025	1,026,988
4.000%, 11/01/35	2,000	2,000,757
5.000%, 11/01/43	1,840	2,039,163
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/26	1,035	1,035,989
5.000%, 03/01/27	1,490	1,491,401
5.000%, 12/01/43	2,750	2,996,946
Calleguas Municipal Water District (RB) Series A
5.000%, 07/01/40	175	198,788
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	85,494
4.000%, 10/01/28	160	166,010
4.000%, 10/01/29	110	115,466
Carlsbad Unified School District (GO) Series C
4.000%, 08/01/43	1,100	1,121,642
Cerritos Community College District (GO)
4.000%, 08/01/44	750	758,934
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	435,638
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,645	2,649,484
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	$831,307
5.000%, 08/01/43	435	475,980
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	894,897
4.000%, 08/01/42	1,070	1,076,400
4.000%, 08/01/43	560	561,170
City & County of San Francisco (COP) Series A
4.000%, 04/01/41	300	305,402
City & County of San Francisco (COP) Series R1
5.000%, 04/01/29	2,665	2,867,399
5.000%, 04/01/37	1,825	2,119,278
5.000%, 04/01/41	1,625	1,837,907
City & County of San Francisco (GO) Series B1
5.000%, 06/15/43	4,000	4,386,877
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/30	1,535	1,710,653
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/27	220	225,810
5.000%, 06/01/28	205	216,517
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	527,991
5.000%, 05/15/29	410	443,709
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/29	4,710	5,108,547
City of Oakland (GO)
5.000%, 07/15/29	3,050	3,285,896
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,335	2,438,924
City of Roseville Electric System Revenue (RB)
5.000%, 02/01/42	630	712,258

131

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/29	375	$409,684
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	257,154
5.000%, 09/01/28	370	388,604
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/44	1,185	1,290,090
Clovis Unified School District (GO) Series A
5.000%, 08/01/36	175	199,207
5.000%, 08/01/37	210	238,064
5.000%, 08/01/38	175	196,921
5.000%, 08/01/39	190	212,538
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	470,131
5.000%, 08/01/32	340	375,369
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	759,789
Corona-Norco Unified School District (GO)
5.000%, 08/01/30	375	414,979
5.000%, 08/01/31	290	326,387
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	190,894
County of Sacramento (COP) (AG)
5.000%, 10/01/28	795	844,324
Culver City School Facilities Financing Authority (RB) (AG)
5.500%, 08/01/26	855	861,183
Culver City Unified School District (GO) Series A
4.000%, 08/01/44	1,415	1,411,373
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	265	275,186
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	581,435
4.000%, 08/01/44	1,100	1,105,058
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	$170,335
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/44	550	611,869
East Bay Regional Park District (RB)
4.000%, 05/01/44	695	703,512
East Side Union High School District (GO)
5.000%, 08/01/26	325	327,155
El Camino Community College District Fountation (GO) Series E
4.000%, 08/01/43	500	511,067
El Dorado Irrigation District (RB) Series A
5.000%, 03/01/33	1,000	1,153,884
El Dorado Irrigation District (COP) Series A
5.000%, 03/01/44	340	365,742
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,028,074
Folsom Cordova Unified School District (GO) (AG) Series D
4.000%, 10/01/37	1,500	1,502,620
Folsom Cordova Unified School District School Facilities Improvement District No. 5 (GO) Series B
5.000%, 10/01/26	250	252,742
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/36	700	821,656
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	500,344
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	723,845

132

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Garden Grove Public Financing Authority (RB) (BAM) Series A
5.000%, 04/01/43	200	$220,353
Goleta Union School District (GO) Series C
5.000%, 08/01/42	190	211,502
5.000%, 08/01/43	480	530,611
5.000%, 08/01/44	325	356,248
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	516,557
4.000%, 08/01/30	1,760	1,764,419
Hayward Unified School District (GO) (BAM) Series B
5.000%, 08/01/41	380	430,526
5.000%, 08/01/42	335	377,219
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	512,235
Imperial Irrigation District Electric System Revenue (RB)
5.000%, 11/01/29	700	763,509
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	410,164
5.000%, 11/01/29	365	396,154
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/31	400	451,096
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,451,990
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	324,423
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	176,441
Jefferson Union High School District (GO) Series C
5.000%, 08/01/44	500	552,577
Kern High School District (GO) Series A
3.000%, 08/01/26	990	990,183
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Lake County Public Financing Authority (RB)
4.000%, 05/01/42	750	$756,263
Lancaster Financing Authority (RB) (BAM) Series A
5.000%, 05/01/43	1,050	1,150,699
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/26	525	526,787
Lodi Unified School District (GO)
5.000%, 08/01/26	500	503,189
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	341,782
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	684,096
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	148,820
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	211,196
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,054,121
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	620,929
Los Angeles Community College District (GO) Series F
5.000%, 08/01/29	2,000	2,172,279
5.000%, 08/01/31	2,675	3,016,264
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/29	145	156,544
5.000%, 06/01/38	2,145	2,149,116
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,135,104

133

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,885	$3,058,679
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/26	425	431,208
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/29	710	776,801
5.000%, 12/01/36	1,185	1,394,937
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/29	245	267,676
5.000%, 10/01/32	375	432,615
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/31	310	314,250
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	715,511
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	560,236
5.000%, 07/01/37	1,000	1,017,501
5.000%, 07/01/41	505	535,289
5.000%, 07/01/43	2,200	2,310,926
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	225	238,949
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	525	559,053
5.000%, 07/01/30	315	340,352
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,435,891
5.000%, 07/01/28	855	893,978
5.000%, 07/01/44	655	695,079
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	$4,006,550
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	818,412
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/38	850	975,555
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/38	1,070	1,228,052
5.000%, 07/01/44	6,250	6,846,136
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	628,693
5.000%, 07/01/34	2,065	2,139,903
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/43	1,000	1,101,373
5.000%, 07/01/44	2,355	2,569,243
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,037,338
Los Rios Community College District (GO)
5.000%, 08/01/26	500	503,062
5.000%, 08/01/27	415	429,577
5.000%, 08/01/28	220	233,860
Manteca Unified School District (GO) Series C
5.250%, 08/01/44	515	580,477
Metropolitan Water District of Southern California (RB) Series B
3.000%, 07/01/28	3,420	3,466,953
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/40	165	177,794
Mill Valley School District (GO) Series B
4.000%, 08/01/43	600	611,177
4.000%, 08/01/44	520	525,184
Milpitas Unified School District (GO) Series B
4.000%, 08/01/26	400	401,654
4.000%, 08/01/27	250	255,435

134

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/28	510	$530,071
Modesto High School District (GO) Series B
5.000%, 08/01/44	650	718,888
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,120	1,179,334
Moreno Valley Unified School District (GO) (BAM)
5.000%, 08/01/29	220	239,095
Morongo Unified School District (GO) Series A
5.000%, 08/01/26	220	221,403
5.000%, 08/01/27	120	123,974
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,910	4,333,530
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/26	475	476,772
Mountain View-Whisman School District (GO) Series C
4.000%, 09/01/43	1,000	1,016,157
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/45	365	402,483
Mt San Antonio Community College District (GO) Series D
4.000%, 08/01/44	715	723,012
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/30	3,885	4,290,873
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	4,000	4,040,523
5.000%, 11/01/32	2,660	2,686,711
4.000%, 11/01/34	1,365	1,366,213
Napa Valley Community College District (GO)
4.000%, 08/01/29	1,120	1,181,563
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,165	1,167,034
5.000%, 08/01/44	500	550,926
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	$203,003
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/26	360	365,680
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/39	500	575,281
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	240,775
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/26	575	578,231
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	502,708
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	612,918
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	549,422
5.000%, 08/01/41	500	544,911
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	244,001
Ohlone Community College District (GO)
5.000%, 08/01/40	495	574,150
5.000%, 08/01/41	415	478,113
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/44	605	668,049
Ontario Public Financing Authority (RB) Series B
5.000%, 10/01/43	150	167,995
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,091,084
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/42	225	253,095

135

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/28	345	$366,187
Palos Verdes Peninsula Unified School District (GO)
4.000%, 08/01/44	500	504,193
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/29	500	541,222
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	501,701
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,054,967
Placentia-Yorba Linda Unified School District (COP)
5.000%, 10/01/33	225	260,274
Pleasanton Unified School District (GO)
5.000%, 08/01/29	325	352,357
Pomona Unified School District (GO)
5.000%, 08/01/27	260	268,969
Redlands Unified School District (GO)
5.000%, 07/01/26	300	301,145
5.000%, 07/01/27	535	551,144
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/44	300	331,298
Redwood City School District (GO)
5.000%, 08/01/27	50	51,656
5.000%, 08/01/28	85	90,355
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	442,050
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/44	800	879,782
Reed Union School District (GO)
4.000%, 08/01/27	460	469,714
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series P
5.000%, 05/15/41	3,000	$3,265,475
5.000%, 05/15/42	1,310	1,417,617
Riverside Community College District (GO) Series A
4.000%, 08/01/44	335	337,945
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	232,847
5.000%, 08/01/29	235	255,397
5.000%, 08/01/30	320	354,662
Rowland Unified School District (GO) Series B
4.000%, 08/01/44	660	659,987
Sacramento City Financing Authority (RB)
5.000%, 12/01/29	545	596,671
5.000%, 12/01/30	235	262,968
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	772,720
Sacramento Municipal Utility District (RB) Series G
5.000%, 08/15/37	1,540	1,647,060
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	906,154
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	446,385
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	796,096
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	255,362
Salinas Union High School District (GO) Series B
5.000%, 08/01/30	400	443,328
5.000%, 08/01/32	165	189,247

136

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Bernardino City Unified School District (GO) (AG) Series H
5.000%, 08/01/40	2,270	$2,536,710
San Bernardino County Transportation Authority (RB) Series A
5.000%, 03/01/38	515	606,089
San Diego Community College District (GO) Series A-1
5.000%, 08/01/44	2,770	3,088,682
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	1,957,290
5.000%, 04/01/44	1,015	1,138,846
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	330,000
5.000%, 05/01/27	160	164,215
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/37	455	531,635
5.000%, 08/01/43	1,165	1,275,532
5.000%, 10/15/43	500	551,176
San Diego Unified School District (GO) Series B-3
5.000%, 07/01/44	445	487,417
San Diego Unified School District (GO) Series G 3
5.000%, 07/01/43	1,500	1,639,890
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/43	1,250	1,380,655
San Diego Unified School District (GO) Series P-2
5.000%, 07/01/39	180	206,171
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	321,243
San Diego Unified School District (GO) Series SR-6
5.000%, 07/01/41	575	659,147
San Diego Unified School District (GO) Series ZR-5A
5.000%, 07/01/43	200	220,905
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	$349,143
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/29	5,000	5,415,972
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/29	3,010	3,260,415
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	385	385,771
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/29	550	594,346
4.000%, 07/01/34	95	95,832
4.000%, 07/01/36	1,175	1,182,219
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020B
4.000%, 05/01/37	510	523,451
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	2,127,231
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SECOND
5.000%, 05/01/44	1,250	1,366,024
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/35	2,500	2,506,083
5.250%, 10/01/40	4,010	4,484,971
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/44	630	689,330

137

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series A
5.000%, 06/15/44	1,000	$1,074,249
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	285	291,993
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	1,501,268
4.000%, 06/15/33	2,000	2,001,126
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/35	1,450	1,543,773
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/29	205	223,197
5.000%, 08/01/30	250	277,937
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	804,123
4.000%, 01/15/34	280	289,800
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	535	585,977
5.000%, 11/01/30	445	497,152
San Jose Unified School District (GO)
5.000%, 08/01/29	1,850	2,014,763
San Juan Unified School District (GO)
3.000%, 08/01/26	3,135	3,140,292
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	156,257
5.000%, 11/15/29	250	273,796
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	466,335
5.000%, 09/01/28	420	447,389
San Mateo Union High School District (GO) Series D
5.000%, 09/01/36	800	917,404
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Pablo Joint Powers Financing Authority (RB) (AG)
4.000%, 11/01/26	165	$166,164
4.000%, 11/01/27	140	143,157
4.000%, 11/01/28	145	150,516
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	143,966
Santa Barbara Finance Authority (RB)
4.000%, 05/15/42	960	973,599
Santa Clara County Financing Authority (RB) Series A
5.000%, 11/01/29	4,000	4,359,812
4.000%, 04/01/37	1,010	1,020,540
Santa Cruz City High School District (GO) Series A
4.000%, 08/01/44	1,000	1,011,205
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	105,683
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,283,299
5.000%, 08/01/42	1,700	1,847,260
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,075	1,169,716
5.000%, 08/01/30	865	961,663
Southwestern Community College District (GO) Series E-2
4.000%, 08/01/26	280	281,129
State of California (GO)
5.000%, 08/01/26	455	457,665
3.000%, 03/01/27	2,565	2,574,761
3.500%, 08/01/27	2,855	2,889,822
5.000%, 08/01/27	8,900	9,186,079
5.000%, 10/01/27	2,570	2,663,913
5.000%, 04/01/28	1,825	1,915,776
5.000%, 08/01/28	1,345	1,387,634
5.000%, 10/01/28	1,780	1,888,450
5.000%, 11/01/28	1,180	1,224,698
5.000%, 04/01/29	5,185	5,553,151
4.000%, 08/01/29	2,800	2,806,126
5.000%, 08/01/29	610	613,486

138

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 09/01/29	1,000	$1,080,143
5.000%, 11/01/29	1,235	1,338,425
5.000%, 12/01/29	3,055	3,316,176
5.000%, 08/01/30	1,250	1,257,017
5.000%, 09/01/30	1,420	1,430,615
4.000%, 09/01/31	2,000	2,002,375
5.000%, 10/01/31	2,010	2,243,714
5.000%, 08/01/32	2,950	2,992,664
5.000%, 04/01/33	1,995	2,125,712
5.000%, 08/01/33	2,000	2,284,953
4.000%, 11/01/33	1,360	1,380,721
4.000%, 11/01/35	1,000	1,011,607
5.000%, 09/01/36	900	1,013,839
4.000%, 11/01/36	500	516,737
5.000%, 09/01/37	2,500	2,514,167
5.000%, 08/01/39	2,165	2,436,582
4.000%, 10/01/39	1,500	1,536,394
5.000%, 10/01/39	755	834,827
5.000%, 09/01/41	880	953,779
5.000%, 04/01/42	2,785	2,907,266
5.000%, 10/01/42	3,000	3,136,825
5.000%, 03/01/43	1,700	1,891,319
5.000%, 08/01/43	1,250	1,396,299
5.000%, 09/01/43	1,250	1,376,825
5.000%, 08/01/44	1,000	1,097,568
5.250%, 08/01/44	875	977,173
State of California (GO) Series A
5.000%, 11/01/28	700	744,056
State of California (GO) Series C
5.000%, 11/01/37	395	437,639
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	120	128,155
Stockton Unified School District (COP)
5.000%, 02/01/31	335	348,046
Stockton Unified School District (GO) (AG) Series A
5.000%, 07/01/27	1,585	1,633,942
Stockton Unified School District (GO) (AG) Series C
5.000%, 08/01/27	1,260	1,301,724
Stockton Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	552,164
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	$407,583
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	509,918
5.000%, 11/01/28	510	544,648
University of California (RB) Series AV
5.000%, 05/15/32	1,905	1,950,286
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,205,007
University of California (RB) Series BN
5.000%, 05/15/41	2,510	2,747,636
University of California (RB) Series BS
5.000%, 05/15/29	750	805,526
University of California (RB) Series BV
5.000%, 05/15/42	1,390	1,530,507
University of California (RB) Series BZ
5.000%, 05/15/40	5,000	5,633,855
University of California (RB) Series CA
5.000%, 05/15/40	1,000	1,126,771
Ventura County Community College District (GO)
4.000%, 08/01/32	3,000	3,004,239
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/37	750	872,757
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	795,111
5.000%, 08/01/30	2,820	2,822,957
West Contra Costa Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	556,905
West Contra Costa Unified School District (GO) (BAM) Series B
5.000%, 08/01/44	365	402,671
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/26	545	548,517

139

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	575	$594,257
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	147,023
Windsor Unified School District (GO)
4.000%, 08/01/26	105	105,397
TOTAL MUNICIPAL BONDS (Cost $429,783,124)		431,521,039

	Shares	Value
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	221,820	$221,843
TOTAL INVESTMENTS — (100.0%)
(Cost $430,004,966)		$431,742,882
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$431,521,039	—	$431,521,039
Money Market Funds	$221,843	—	—	221,843
Total Investments in Securities	$221,843	$431,521,039	—	$431,742,882
See accompanying Notes to Financial Statements.
140

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
NEW YORK — (99.9%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	520	$521,789
Averill Park Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,001,479
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	750	751,375
Bay Shore Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/10/26	1,180	1,182,414
Buffalo Municipal Water Finance Authority (RB) (BAM) Series B
5.000%, 07/01/28	300	316,392
Buffalo Sewer Authority (RB) Series A
5.000%, 06/15/29	115	124,302
5.000%, 06/15/30	120	132,377
Cambridge Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,000	1,001,534
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,254,309
City of Buffalo (GO) Series A
4.000%, 09/30/26	1,350	1,356,366
City of Lackawanna (GO)
4.000%, 05/01/26	770	770,000
City of Middletown (GO)
4.000%, 08/21/26	1,025	1,028,657
City of New Rochelle (GO)
4.000%, 12/09/26	4,000	4,033,128
City of New York (GO) Series 1
5.000%, 08/01/29	500	513,637
City of New York (GO) Series A-1
5.000%, 08/01/27	3,625	3,731,058
5.000%, 08/01/28	1,025	1,077,339
4.000%, 08/01/32	2,145	2,147,250
5.000%, 08/01/33	395	396,867
4.000%, 08/01/36	750	749,993
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/38	500	$501,834
City of New York (GO) Series B-1
5.000%, 08/01/26	1,030	1,035,766
5.000%, 10/01/26	2,140	2,160,265
5.000%, 08/01/27	1,935	1,991,613
5.000%, 08/01/28	2,625	2,759,039
5.000%, 12/01/31	2,500	2,529,376
City of New York (GO) Series C
5.000%, 08/01/27	930	957,209
City of New York (GO) Series D
5.000%, 10/01/28	750	790,988
City of New York (GO) Series E
5.000%, 08/01/26	1,315	1,322,361
5.000%, 08/01/27	1,415	1,422,775
5.000%, 08/01/32	1,095	1,100,369
City of New York (GO) Series F-1
5.000%, 08/01/26	1,960	1,970,972
City of North Tonawanda (GO)
4.375%, 05/15/26	400	400,177
City of Rochester (GO) Series I
4.000%, 02/25/27	2,250	2,277,047
City of Rochester (GO) Series II
4.000%, 07/30/26	3,095	3,103,766
City of Schenectady (GO)
4.000%, 05/14/27	1,500	1,517,923
City of Troy (GO)
4.000%, 01/29/27	750	755,858
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,001,237
Corning City School District (GO) Series A
4.000%, 06/18/26	1,215	1,216,912
County of Erie (GO) Series A
5.000%, 09/15/26	360	363,103
5.000%, 09/15/27	750	775,693
County of Nassau (GO) Series C
5.000%, 10/01/32	515	531,861

141

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
County of Suffolk (GO)
4.000%, 07/24/26	2,815	$2,823,299
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	20,009
Empire State Development Corp. (RB) Series A
5.000%, 03/15/27	280	286,050
5.000%, 09/15/29	2,500	2,703,292
5.000%, 03/15/36	1,275	1,336,071
Empire State Development Corp. (RB) Series C-2
5.000%, 03/15/36	1,000	1,024,827
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/26	1,510	1,510,000
5.000%, 05/01/27	500	512,436
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	2,520	2,531,589
Harrison Central School District (GO) (ST AID WITHHLDG)
3.750%, 07/24/26	5,000	5,010,264
Heuvelton Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,001,399
Holland Central School District (GO) (ST AID WITHHLDG)
3.250%, 01/21/27	1,000	1,003,535
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,002,070
Holley Central School District (GO) (ST AID WITHHLDG) Series A
3.750%, 06/23/26	1,000	1,001,246
Honeoye Falls-Lima Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,000	1,001,581
Kendall Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/19/26	1,000	1,001,808
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Kingston City School District (GO) (ST AID WITHHLDG)
4.000%, 06/30/26	875	$876,674
Long Island Power Authority (RB) Series B
5.000%, 09/01/32	845	850,941
Madison County Capital Resource Corp. (RB)
5.000%, 07/01/26	175	175,690
5.000%, 07/01/27	175	179,980
Metropolitan Transportation Authority (RB) Series 2005D-1
3.350%, 11/01/35	2,950	2,950,000
Metropolitan Transportation Authority (RB) Series 2012G-1
3.450%, 11/01/32	430	430,000
Metropolitan Transportation Authority (RB) Series D-2002D-2A-1
3.350%, 11/01/32	2,160	2,160,000
Metropolitan Transportation Authority Dedicated Tax Fund (RB) Series B
5.000%, 11/15/39	2,500	2,519,817
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 07/01/26	1,185	1,187,115
5.000%, 07/01/27	75	77,161
5.000%, 07/01/28	250	263,394
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,000	1,001,718
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 01/01/27	1,000	1,013,695
5.000%, 03/01/28	1,045	1,087,170
New York State Dormitory Authority (RB)
5.000%, 07/01/27	105	107,743
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/27	770	787,229
5.000%, 03/15/28	1,335	1,395,539
5.000%, 03/15/30	4,625	4,720,579
5.000%, 07/01/30	2,925	2,935,712
5.000%, 02/15/31	1,250	1,271,266
5.000%, 07/01/31	1,325	1,329,785

142

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 03/15/32	5,260	$5,521,592
5.000%, 07/01/32	2,000	2,048,904
5.000%, 02/15/33	750	754,497
5.000%, 03/15/33	890	896,865
5.000%, 03/15/35	1,360	1,369,628
5.000%, 03/15/36	2,000	2,012,876
5.000%, 02/15/37	600	602,617
5.250%, 03/15/37	1,000	1,048,656
5.000%, 02/15/38	1,000	1,004,164
5.000%, 07/01/40	575	585,156
5.000%, 02/15/42	2,335	2,341,934
5.000%, 03/15/42	600	616,276
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/31	1,040	1,069,095
5.000%, 10/01/31	545	545,993
5.000%, 02/15/32	3,000	3,080,792
5.000%, 02/15/34	150	153,735
5.000%, 02/15/37	1,300	1,327,895
5.000%, 10/01/38	690	713,952
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/28	1,000	1,045,348
5.000%, 03/15/29	2,000	2,136,515
5.000%, 03/15/38	600	620,295
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/30	2,870	2,888,528
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	675	689,039
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	400	401,133
Port Authority of New York & New Jersey (RB) Series 205TH
5.000%, 11/15/32	2,400	2,483,277
5.000%, 11/15/35	2,000	2,062,588
Port Authority of New York & New Jersey (RB) Series 212TH
4.000%, 09/01/39	900	905,230
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/27	1,250	1,271,234
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Ravena Coeymans Selkirk Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/07/26	1,000	$1,003,303
Roosevelt Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/01/26	945	948,756
5.000%, 07/01/27	810	832,956
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	1,175	1,178,477
South Huntington Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,000	1,001,504
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,000	1,003,199
Southampton Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,250	1,252,444
State of New York (GO) Series A
5.000%, 03/15/27	1,120	1,145,055
Suffolk County Water Authority (RB)
4.000%, 06/01/31	2,210	2,212,375
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,370	1,372,530
Town of Amherst (GO)
4.000%, 10/28/26	3,000	3,020,736
Town of Colonie (GO)
4.000%, 03/05/27	2,500	2,529,058
Town of East Hampton (GO) Series A
4.000%, 08/14/26	400	401,312
Town of North Hempstead (GO) Series B
3.750%, 09/18/26	1,195	1,199,477
Town of Oyster Bay (GO)
4.000%, 08/21/26	1,860	1,866,926
4.000%, 03/05/27	525	531,456
Town of Salina (GO) Series A
4.000%, 06/05/26	2,000	2,002,192

143

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Tonawanda (GO)
4.000%, 08/21/26	2,635	$2,645,059
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/28	2,900	3,066,162
5.000%, 11/15/29	1,240	1,270,724
5.000%, 11/15/30	430	440,171
5.000%, 11/15/31	1,655	1,693,200
5.000%, 11/15/33	1,955	1,997,253
5.000%, 11/15/38	175	178,158
Tupper Lake Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,015	1,016,648
Village of Freeport (GO) Series C
4.000%, 04/23/27	500	506,790
Village of Freeport (GO) Series F
3.750%, 11/12/26	1,160	1,165,707
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Wappingers Central School District (GO) (ST AID WITHHLDG)
3.500%, 08/07/26	1,000	$1,001,270
TOTAL MUNICIPAL BONDS (Cost $182,378,051)		182,347,806

	Shares
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	92,701	92,710
TOTAL INVESTMENTS — (100.0%)
(Cost $182,470,761)		$182,440,516
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$182,347,806	—	$182,347,806
Money Market Funds	$92,710	—	—	92,710
Total Investments in Securities	$92,710	$182,347,806	—	$182,440,516
See accompanying Notes to Financial Statements.
144

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Burnsville-Eagan-Savage Independent School District No. 191 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	275	$286,443
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/28	165	168,775
City of Apple Valley (GO) Series A
5.000%, 12/15/28	100	106,345
City of Blaine (GO) Series B
5.000%, 02/01/27	100	101,794
City of Bloomington (GO) Series B
5.000%, 02/01/27	375	381,783
City of Burnsville (GO) Series A
5.000%, 12/20/26	190	192,612
5.000%, 12/20/28	500	531,883
City of Coon Rapids (GO) Series A
5.000%, 02/01/29	105	111,880
City of Edina (GO) Series A
5.000%, 02/01/27	230	234,074
5.000%, 02/01/28	120	125,056
City of Lakeville (GO) Series A
5.000%, 02/01/28	500	521,155
5.000%, 02/01/29	275	292,939
City of Minneapolis (GO)
5.000%, 12/01/26	395	400,477
5.500%, 12/01/26	830	843,894
3.000%, 12/01/27	1,450	1,450,214
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	325	328,494
City of Moorhead (GO) Series B
5.000%, 02/01/28	200	208,427
City of Rochester (RB) Series B
5.000%, 11/15/29	60	64,792
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of St. Cloud (RB)
5.000%, 05/01/27	10	$10,208
City of St. Louis Park (GO) Series B
5.000%, 02/01/28	275	286,346
City of St. Paul (GO) Series A
5.000%, 09/01/26	235	236,840
5.000%, 09/01/27	500	516,031
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	200	208,427
County of Anoka (GO) Series A
5.000%, 02/01/27	500	509,007
County of Dakota (GO) Series A
5.000%, 02/01/28	400	417,064
County of Hennepin (GO) Series A
5.000%, 12/01/28	200	212,514
5.000%, 12/01/31	1,000	1,012,443
5.000%, 12/01/32	100	101,198
5.000%, 12/01/37	220	221,946
County of Hennepin (GO) Series B
5.000%, 12/01/26	225	228,054
County of Hennepin (GO) Series C
5.000%, 12/01/28	210	212,809
5.000%, 12/15/32	700	754,523
County of Olmsted (GO) Series A
5.000%, 02/01/28	300	312,903
County of Ramsey (GO) Series A
5.000%, 02/01/27	635	645,998
5.000%, 02/01/28	300	313,429
County of Ramsey (GO) Series B
5.000%, 02/01/28	115	119,986
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	508,819

145

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Farmington Independent School District No. 192 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	200	$208,182
Fulda Independent School District No. 505 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	150	152,500
Hutchinson Independent School District No. 423 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	300	305,111
Jackson County Central Independent School District No. 2895 (GO) (SD CRED PROG) Series A
4.000%, 02/01/28	210	214,986
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	350	356,095
Metropolitan Council (GO) Series B
5.000%, 03/01/27	235	239,741
5.000%, 03/01/28	345	361,260
Metropolitan Council (GO) Series D
5.000%, 03/01/29	250	266,847
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	275	279,686
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/33	350	355,613
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series C
5.000%, 02/01/27	235	239,004
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/29	295	299,740
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,264
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota Public Facilities Authority State Revolving Fund (RB) Series B
5.000%, 03/01/30	290	$315,976
Minnetonka Independent School District No. 276 (GO) (SD CRED PROG) Series D
5.000%, 01/01/27	175	177,629
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/31	200	203,994
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	300	305,134
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,000	1,063,602
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	508,632
5.000%, 02/01/28	500	520,281
South Washington County Independent School District No. 833 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	270	274,823
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	150	156,320
State of Minnesota (GO) Series A
5.000%, 08/01/26	1,130	1,136,586
5.000%, 08/01/27	600	618,312
5.000%, 08/01/28	160	168,673
5.000%, 08/01/34	500	502,599
State of Minnesota (GO) Series B
5.000%, 10/01/26	115	116,133
5.000%, 08/01/27	200	206,104
5.000%, 08/01/28	140	147,589
State of Minnesota (GO) Series D
5.000%, 08/01/26	520	523,031
5.000%, 10/01/26	415	419,088

146

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 08/01/27	765	$788,348
State of Minnesota (GO) Series E
5.000%, 08/01/26	395	397,302
State of Minnesota (RB) Series A
5.000%, 03/01/28	170	177,513
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	260	270,909
University of Minnesota (RB) Series A
5.000%, 04/01/27	250	255,566
5.000%, 04/01/28	300	313,822
University of Minnesota (RB) Series B
5.000%, 12/01/27	340	353,208
Virginia Independent School District No. 706 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	190	193,294
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Walker-Hackensack-Akeley Independent School District No. 113 (GO) (SD CRED PROG) Series A
5.000%, 02/01/30	275	$298,339
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	280	291,602
TOTAL MUNICIPAL BONDS (Cost $27,339,003)		27,308,020
TOTAL INVESTMENTS — (100.0%)
(Cost $27,339,003)		$27,308,020
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$27,308,020	—	$27,308,020
Total Investments in Securities	—	$27,308,020	—	$27,308,020
See accompanying Notes to Financial Statements.
147

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Astoria Hospital Facilities Authority (RB)
5.250%, 08/01/43	350	$362,454
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/29	610	653,967
Central Lincoln People's Utility District (RB)
5.000%, 12/01/36	285	325,708
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	270	277,837
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	160	171,071
5.000%, 04/01/34	520	559,830
5.000%, 04/01/39	750	794,943
5.000%, 04/01/41	370	409,523
City of Bend (GO)
5.000%, 06/01/41	1,015	1,112,359
5.000%, 06/01/44	1,135	1,237,153
City of Bend Water Revenue (RB)
5.000%, 12/01/26	210	210,404
5.000%, 12/01/30	360	360,726
City of Cottage Grove (GO)
5.000%, 09/01/26	515	518,802
4.000%, 06/01/29	100	103,306
City of Eugene (GO) Series A
5.000%, 06/01/36	250	279,683
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/43	215	234,895
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	295	309,669
City of Lake Oswego (GO)
5.000%, 12/01/26	250	253,433
4.000%, 06/01/41	500	509,854
5.000%, 06/01/43	725	799,008
City of Medford (GO)
4.000%, 06/01/40	375	380,808
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Medford Sewer Revenue (RB) (BAM)
5.000%, 06/01/28	180	$188,726
4.000%, 06/01/44	500	501,014
City of Portland (GO) Series A
5.000%, 06/01/26	870	871,714
5.000%, 10/01/26	635	641,433
5.000%, 04/01/27	975	997,217
5.000%, 06/01/27	580	595,675
3.000%, 06/15/28	150	149,999
4.000%, 04/01/32	225	227,128
City of Portland (GO) Series B
5.000%, 06/01/26	820	821,616
5.000%, 06/15/26	560	561,624
5.000%, 06/15/30	405	425,857
5.000%, 05/01/38	1,250	1,424,640
City of Portland (GO) Series D
5.000%, 04/01/28	250	261,840
5.000%, 04/01/42	210	226,728
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/27	710	712,032
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	365	373,250
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	84,562
City of Salem (GO)
5.000%, 06/01/26	250	250,459
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/27	305	308,454
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	290	290,754
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	1,500	1,577,492
5.000%, 06/15/43	1,410	1,546,556

148

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	435	$454,734
5.000%, 06/15/36	280	291,007
5.000%, 06/15/41	480	495,431
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/33	345	352,641
Clackamas County School District No. 7J Lake Oswego (GO)
5.000%, 06/01/36	275	293,708
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	350	354,867
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	292,502
5.000%, 06/15/29	510	545,967
County of Multnomah (GO)
5.000%, 06/01/29	305	313,293
4.000%, 06/01/37	385	386,944
County of Multnomah (GO) Series A
5.000%, 06/15/28	675	710,301
5.000%, 06/15/29	1,235	1,327,862
County of Washington (GO)
5.000%, 06/01/26	965	966,893
5.000%, 06/01/27	985	1,010,447
5.000%, 06/01/28	390	410,043
4.000%, 03/01/30	1,035	1,035,719
Deschutes & Jefferson Counties School District No. 2J Redmond (GO) (SCH BD GTY)
5.000%, 06/15/37	500	564,785
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	2,140	2,146,073
5.000%, 06/15/27	965	990,292
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	256,145
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 01/01/32	340	$362,462
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,360	1,395,566
4.000%, 06/15/34	260	267,158
4.000%, 06/15/40	400	400,308
Hood River County School District (GO) (SCH BD GTY)
4.000%, 06/15/32	665	665,627
Jackson County School District No. 5 Ashland (GO) (SCH BD GTY)
5.000%, 06/15/43	500	520,908
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	60,887
Lane Community College (GO) (SCH BD GTY) Series A
4.000%, 06/15/39	1,000	1,008,710
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	760	762,062
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	625	668,010
Metro (GO)
5.000%, 06/01/28	230	241,820
5.000%, 06/01/33	1,065	1,218,797
4.000%, 06/01/40	500	516,258
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,149,920
Mount Hood Community College District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,500	1,504,200
5.000%, 06/15/27	585	600,332
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/37	400	407,126
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	760	762,128
5.000%, 06/15/27	450	462,198
5.000%, 06/15/29	905	971,920

149

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/15/30	1,500	$1,641,608
Oregon City School District No. 62 (GO) (SCH BD GTY) Series B
5.000%, 06/15/44	350	381,247
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	435	460,822
Oregon State Facilities Authority (RB) Series A
5.000%, 04/01/33	500	547,345
Oregon State Facilities Authority (RB) Series B
3.300%, 08/01/34	370	370,000
Oregon State Lottery (RB) Series A
5.000%, 04/01/28	620	649,279
5.000%, 04/01/32	215	219,101
5.000%, 04/01/42	1,000	1,090,822
5.000%, 04/01/43	1,685	1,812,295
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	185	194,463
Portland Community College District (GO)
5.000%, 06/15/26	1,495	1,499,242
5.000%, 06/15/31	475	476,395
5.000%, 06/15/33	1,165	1,168,230
5.000%, 06/15/38	250	277,445
Rockwood Water People's Utility District (RB)
5.000%, 06/15/42	330	356,707
5.000%, 06/15/44	275	294,421
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	350,354
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	600	627,302
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,370	1,406,829
State of Oregon (GO) Series A
5.000%, 05/01/27	75	76,843
5.000%, 05/01/30	410	448,097
5.000%, 05/01/36	210	234,920
4.000%, 05/01/37	220	225,005
5.000%, 05/01/37	699	777,352
4.000%, 05/01/38	250	254,755
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 05/01/38	799	$884,805
5.000%, 05/01/40	274	304,494
5.000%, 05/01/41	355	387,500
5.000%, 05/01/42	270	290,160
5.000%, 05/01/43	270	291,868
5.250%, 05/01/43	925	1,033,197
5.250%, 05/01/44	75	83,036
State of Oregon (GO) Series C
5.000%, 06/01/26	470	470,911
5.000%, 06/01/31	870	891,131
5.000%, 06/01/32	2,000	2,254,295
5.000%, 06/01/35	1,400	1,428,997
5.250%, 06/01/44	60	67,016
State of Oregon (GO) Series D
5.000%, 06/01/28	985	1,035,621
5.000%, 05/01/29	535	535,734
5.000%, 06/01/39	200	220,702
State of Oregon (GO) Series F
5.000%, 05/01/31	550	550,727
5.000%, 05/01/32	1,185	1,186,530
5.000%, 08/01/33	875	997,696
5.000%, 05/01/34	500	500,601
State of Oregon (GO) Series G
5.000%, 12/01/33	1,015	1,028,209
5.000%, 08/01/41	350	383,196
State of Oregon (GO) Series H
5.000%, 06/01/27	410	410,796
5.000%, 06/01/29	375	375,772
State of Oregon (GO) Series J
5.000%, 11/01/29	510	552,140
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	1,480	1,498,936
5.000%, 11/15/31	1,675	1,878,379
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/34	1,320	1,409,935
3.250%, 10/01/34	420	410,237
5.000%, 09/01/38	1,230	1,299,785
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	110,118
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	432,456

150

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
University of Oregon (RB) Series A
5.000%, 04/01/45	1,250	$1,357,985
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/27	175	179,685
5.000%, 06/15/41	410	457,893
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/36	360	381,272
5.000%, 06/15/40	190	199,329
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	345	354,138
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	440	441,199
5.000%, 06/15/27	630	646,724
5.000%, 06/15/30	360	393,838
5.000%, 06/15/37	1,000	1,138,848
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	900	$924,093
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/35	345	352,104
Washington County Clean Water Services (RB)
5.000%, 10/01/27	605	625,187
5.000%, 10/01/28	440	465,935
Washington County School District No. 13 Banks (GO) (SCH BD GTY) Series B
5.000%, 06/15/38	500	561,636
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	400	429,743
TOTAL MUNICIPAL BONDS (Cost $97,858,445)		98,005,722
TOTAL INVESTMENTS — (100.0%)
(Cost $97,858,445)		$98,005,722
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$98,005,722	—	$98,005,722
Total Investments in Securities	—	$98,005,722	—	$98,005,722
See accompanying Notes to Financial Statements.
151

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,744,069,868	$387,798,534	$465,174,132	$1,368,365,842
Segregated Cash for Swaps Contracts	14,873,523	2,270,000	—	—
Receivables:
Dividends and Interest	22,193,568	5,768,192	5,665,397	19,724,669
Fund Shares Sold	495,522	115,815	48,612	499,272
Unrealized Gain on Swap Contracts	53,080,434	8,711,399	—	—
Prepaid Expenses and Other Assets	20,503	10,949	18,139	20,532
Total Assets	1,834,733,418	404,674,889	470,906,280	1,388,610,315
LIABILITIES:
Payables:
Segregated Cash for Swaps Contracts	14,873,523	2,270,000	—	—
Investment Securities Purchased	16,399,127	5,842,762	2,283,160	10,317,545
Fund Shares Redeemed	1,382,841	20,998	211,792	1,431,859
Due to Advisor	295,279	64,821	61,597	169,916
Due to Directors'/Trustees'	18,515	3,685	5,415	51,338
Due to CCO	201	44	52	154
Unrealized Loss on Swap Contracts	—	28,642	—	—
Accrued Expenses and Other Liabilities	81,701	25,276	35,652	80,250
Total Liabilities	33,051,187	8,256,228	2,597,668	12,051,062
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,801,682,231	$396,418,661	$468,308,612	$1,376,559,253
Institutional Class Shares — based on shares outstanding of 166,702,549, 37,036,174, 46,171,587 and 135,421,239, respectively, $0.01 Par Value (1)Ж	$10.81	$10.70	$10.14	$10.17
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000
Investment Securities at Cost	$1,744,518,703	$387,740,513	$468,524,709	$1,368,949,427
NET ASSETS CONSIST OF:
Paid-In Capital	$1,737,805,930	$386,540,103	$484,177,722	$1,381,953,909
Total Distributable Earnings (Loss)	63,876,301	9,878,558	(15,869,110)	(5,394,656)
NET ASSETS	$1,801,682,231	$396,418,661	$468,308,612	$1,376,559,253

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
152

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,276,512,839	$570,284,858	$186,854,909	$897,692,503
Receivables:
Dividends and Interest	15,596,980	7,769,854	3,093,267	13,857,484
Fund Shares Sold	557,540	150,802	32,990	582,940
Prepaid Expenses and Other Assets	29,034	31,750	22,239	17,317
Total Assets	1,292,696,393	578,237,264	190,003,405	912,150,244
LIABILITIES:
Payables:
Investment Securities Purchased	4,137,414	3,332,500	1,929,224	20,181,581
Fund Shares Redeemed	259,533	234,210	260,049	580,548
Due to Advisor	162,151	84,524	26,072	112,289
Due to Directors'/Trustees'	15,079	4,842	2,020	17,266
Due to CCO	145	64	21	100
Accrued Expenses and Other Liabilities	68,783	29,944	22,882	26,850
Total Liabilities	4,643,105	3,686,084	2,240,268	20,918,634
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,288,053,288	$574,551,180	$187,763,137	$891,231,610
Institutional Class Shares — based on shares outstanding of 126,879,874, 60,312,065, 18,836,942 and 87,296,888, respectively, $0.01 Par Value (1)Ж	$10.15	$9.53	$9.97	$10.21
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	500,000,000	500,000,000	1,000,000,000
Investment Securities at Cost	$1,271,985,810	$575,273,575	$186,863,050	$898,004,278
NET ASSETS CONSIST OF:
Paid-In Capital	$1,303,684,644	$585,697,437	$188,258,566	$896,919,161
Total Distributable Earnings (Loss)	(15,631,356)	(11,146,257)	(495,429)	(5,687,551)
NET ASSETS	$1,288,053,288	$574,551,180	$187,763,137	$891,231,610

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
153

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$431,742,882	$182,440,516	$27,308,020	$98,005,722
Cash	—	—	206,488	80,372
Receivables:
Dividends and Interest	5,526,668	3,001,826	370,452	1,621,585
Fund Shares Sold	110,000	392,006	169,990	185,000
Prepaid Expenses and Other Assets	11,527	16,130	15,800	22,120
Total Assets	437,391,077	185,850,478	28,070,750	99,914,799
LIABILITIES:
Payables:
Investment Securities Purchased	2,289,042	1,940,824	303,738	—
Fund Shares Redeemed	65,563	—	—	18,030
Due to Advisor	57,374	28,756	1,672	17,382
Due to Directors'/Trustees'	4,674	1,686	308	870
Due to CCO	49	20	3	11
Accrued Expenses and Other Liabilities	32,288	9,756	8,886	13,425
Total Liabilities	2,448,990	1,981,042	314,607	49,718
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$434,942,087	$183,869,436	$27,756,143	$99,865,081
Institutional Class Shares — based on shares outstanding of 41,774,851, 18,124,188, 2,819,335 and 10,088,006, respectively, $0.01 Par Value (1)Ж	$10.41	$10.14	$9.84	$9.90
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000
Investment Securities at Cost	$430,004,966	$182,470,761	$27,339,003	$97,858,445
NET ASSETS CONSIST OF:
Paid-In Capital	$446,767,516	$184,229,171	$28,068,981	$100,742,311
Total Distributable Earnings (Loss)	(11,825,429)	(359,735)	(312,838)	(877,230)
NET ASSETS	$434,942,087	$183,869,436	$27,756,143	$99,865,081

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
154

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Dividends	$71,319	$18,616	$12,986	$69,036
Interest	23,761,477	4,968,182	5,977,962	18,766,043
Total Investment Income	23,832,796	4,986,798	5,990,948	18,835,079
Expenses
Investment Management Fees	1,793,905	381,876	374,986	1,033,557
Accounting Fees	43,326	16,308	18,723	39,221
Custodian Fees	12,868	4,891	3,274	9,231
Transfer Agent Fees
Institutional Class Shares	4,604	949	1,207	3,647
Shareholder Servicing Fees
Institutional Class Shares	177,175	36,376	45,889	131,847
Filing Fees
Institutional Class Shares	21,846	11,149	13,069	21,130
Shareholders' Reports
Institutional Class Shares	17,485	10,486	13,403	17,588
Directors'/Trustees' Fees & Expenses	8,052	1,672	2,168	6,436
CCO Fees	510	109	133	393
Professional Fees	10,035	2,061	2,677	8,027
Other	123,738	25,846	5,711	13,489
Total Expenses	2,213,544	491,723	481,240	1,284,566
Fees Paid Indirectly (Note C)	1,395	63	457	6,286
Net Expenses	2,212,149	491,660	480,783	1,278,280
Net Investment Income (Loss)	21,620,647	4,495,138	5,510,165	17,556,799
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	43,380	(7,802)	(42,836)	37,007
Swap Contracts	10,062,511	898,875	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,605,411)	(527,156)	(365,301)	(1,138,710)
Swap Contracts	6,810,286	2,319,096	—	—
Net Realized and Unrealized Gain (Loss)	15,310,766	2,683,013	(408,137)	(1,101,703)
Net Increase (Decrease) in Net Assets Resulting from Operations	$36,931,413	$7,178,151	$5,102,028	$16,455,096
See accompanying Notes to Financial Statements.
155

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Dividends	$31,803	$18,320	$12,151	$26,344
Interest	19,418,938	8,359,796	2,705,838	11,419,421
Total Investment Income	19,450,741	8,378,116	2,717,989	11,445,765
Expenses
Investment Management Fees	1,023,517	547,728	172,534	692,259
Accounting Fees	40,690	26,313	15,785	22,339
Custodian Fees	7,466	4,347	3,267	5,321
Transfer Agent Fees
Institutional Class Shares	3,370	1,312	502	2,096
Shareholder Servicing Fees
Institutional Class Shares	116,462	45,481	19,245	80,209
Filing Fees
Institutional Class Shares	21,941	29,557	12,614	9,869
Shareholders' Reports
Institutional Class Shares	18,390	11,495	11,117	11,637
Directors'/Trustees' Fees & Expenses	5,932	2,325	881	3,723
CCO Fees	364	156	55	246
Professional Fees	7,409	2,856	1,095	4,581
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	2,586	—
Other	12,499	5,139	3,096	7,792
Total Expenses	1,258,040	676,709	242,777	840,072
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	42,613	46,822	3,147	18,015
Fees Paid Indirectly (Note C)	5,982	465	54	9,621
Net Expenses	1,209,445	629,422	239,576	812,436
Net Investment Income (Loss)	18,241,296	7,748,694	2,478,413	10,633,329
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(120,959)	38,340	13,392	17,554
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,112	4,509	(121,512)	(1,208,198)
Net Realized and Unrealized Gain (Loss)	394,153	42,849	(108,120)	(1,190,644)
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,635,449	$7,791,543	$2,370,293	$9,442,685
See accompanying Notes to Financial Statements.
156

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Dividends	$15,198	$19,520	—	—
Interest	6,220,935	2,457,894	$394,502	$1,368,509
Total Investment Income	6,236,133	2,477,414	394,502	1,368,509
Expenses
Investment Management Fees	348,257	171,401	38,401	124,680
Accounting Fees	19,210	7,681	4,753	7,819
Custodian Fees	3,056	1,695	764	1,270
Transfer Agent Fees
Institutional Class Shares	1,108	431	93	247
Shareholder Servicing Fees
Institutional Class Shares	42,371	15,758	3,220	9,375
Filing Fees
Institutional Class Shares	12,072	9,472	9,463	8,937
Shareholders' Reports
Institutional Class Shares	11,240	9,926	9,808	9,797
Directors'/Trustees' Fees & Expenses	1,956	746	139	423
CCO Fees	124	49	9	28
Professional Fees	2,424	920	174	519
Other	4,945	2,860	1,918	2,308
Total Expenses	446,763	220,939	68,742	165,403
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	6,687	22,661	15,787
Fees Paid Indirectly (Note C)	529	2,026	12,047	15,863
Net Expenses	446,234	212,226	34,034	133,753
Net Investment Income (Loss)	5,789,899	2,265,188	360,468	1,234,756
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,202)	(1,940)	(9,556)	9,017
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(78,660)	(163,871)	(22,109)	62,337
Net Realized and Unrealized Gain (Loss)	(97,862)	(165,811)	(31,665)	71,354
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,692,037	$2,099,377	$328,803	$1,306,110
See accompanying Notes to Financial Statements.
157

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,620,647	$41,130,758	$4,495,138	$8,549,002
Net Realized Gain (Loss) on:
Investment Securities Sold	43,380	196,958	(7,802)	283,718
Swap Contracts	10,062,511	17,934,005	898,875	3,764,115
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,605,411)	5,850,770	(527,156)	900,941
Swap Contracts	6,810,286	(8,394,548)	2,319,096	(1,900,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,931,413	56,717,943	7,178,151	11,596,929
Distributions:
Institutional Class Shares	(37,450,172)	(60,301,982)	(7,788,333)	(12,769,877)
Capital Share Transactions (1):
Shares Issued	184,068,675	499,716,576	51,914,523	104,638,435
Shares Issued in Lieu of Cash Distributions	37,194,170	59,881,247	7,769,591	12,735,823
Shares Redeemed	(246,278,314)	(341,036,339)	(39,291,474)	(62,119,460)
Net Increase (Decrease) from Capital Share Transactions	(25,015,469)	218,561,484	20,392,640	55,254,798
Total Increase (Decrease) in Net Assets	(25,534,228)	214,977,445	19,782,458	54,081,850
Net Assets
Beginning of Period	1,827,216,459	1,612,239,014	376,636,203	322,554,353
End of Period	$1,801,682,231	$1,827,216,459	$396,418,661	$376,636,203
(1) Shares Issued and Redeemed:
Shares Issued	17,119,015	46,205,198	4,874,427	9,744,556
Shares Issued in Lieu of Cash Distributions	3,469,050	5,550,927	730,743	1,189,167
Shares Redeemed	(22,912,373)	(31,552,231)	(3,692,294)	(5,792,587)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,324,308)	20,203,894	1,912,876	5,141,136
See accompanying Notes to Financial Statements.
158

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,510,165	$9,371,631	$17,556,799	$39,886,127
Net Realized Gain (Loss) on:
Investment Securities Sold	(42,836)	(2,769,539)	37,007	41,556
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(365,301)	10,128,885	(1,138,710)	2,090,171
Net Increase (Decrease) in Net Assets Resulting from Operations	5,102,028	16,730,977	16,455,096	42,017,854
Distributions:
Institutional Class Shares	(5,512,826)	(9,247,139)	(17,454,345)	(40,120,791)
Capital Share Transactions (1):
Shares Issued	31,738,186	97,057,820	128,657,755	216,097,643
Shares Issued in Lieu of Cash Distributions	5,496,163	9,220,084	17,179,549	39,200,127
Shares Redeemed	(43,486,175)	(193,081,772)	(181,046,282)	(344,477,581)
Net Increase (Decrease) from Capital Share Transactions	(6,251,826)	(86,803,868)	(35,208,978)	(89,179,811)
Total Increase (Decrease) in Net Assets	(6,662,624)	(79,320,030)	(36,208,227)	(87,282,748)
Net Assets
Beginning of Period	474,971,236	554,291,266	1,412,767,480	1,500,050,228
End of Period	$468,308,612	$474,971,236	$1,376,559,253	$1,412,767,480
(1) Shares Issued and Redeemed:
Shares Issued	3,117,567	9,695,589	12,629,639	21,231,793
Shares Issued in Lieu of Cash Distributions	541,162	918,831	1,688,609	3,854,655
Shares Redeemed	(4,267,490)	(19,304,424)	(17,776,474)	(33,839,054)
Net Increase (Decrease) from Shares Issued and Redeemed	(608,761)	(8,690,004)	(3,458,226)	(8,752,606)
See accompanying Notes to Financial Statements.
159

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,241,296	$35,111,388	$7,748,694	$12,733,218
Net Realized Gain (Loss) on:
Investment Securities Sold	(120,959)	(1,058,649)	38,340	78,335
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,112	15,319,204	4,509	4,457,827
Net Increase (Decrease) in Net Assets Resulting from Operations	18,635,449	49,371,943	7,791,543	17,269,380
Distributions:
Institutional Class Shares	(18,204,264)	(34,893,504)	(7,706,496)	(12,561,110)
Capital Share Transactions (1):
Shares Issued	110,877,204	256,859,067	95,153,594	196,211,430
Shares Issued in Lieu of Cash Distributions	16,970,070	32,372,259	7,334,044	11,804,919
Shares Redeemed	(137,137,808)	(386,126,338)	(49,100,900)	(120,270,028)
Net Increase (Decrease) from Capital Share Transactions	(9,290,534)	(96,895,012)	53,386,738	87,746,321
Total Increase (Decrease) in Net Assets	(8,859,349)	(82,416,573)	53,471,785	92,454,591
Net Assets
Beginning of Period	1,296,912,637	1,379,329,210	521,079,395	428,624,804
End of Period	$1,288,053,288	$1,296,912,637	$574,551,180	$521,079,395
(1) Shares Issued and Redeemed:
Shares Issued	10,885,826	25,672,898	9,960,814	20,863,077
Shares Issued in Lieu of Cash Distributions	1,671,418	3,225,851	769,805	1,252,716
Shares Redeemed	(13,481,667)	(38,463,706)	(5,145,893)	(12,768,517)
Net Increase (Decrease) from Shares Issued and Redeemed	(924,423)	(9,564,957)	5,584,726	9,347,276
See accompanying Notes to Financial Statements.
160

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA Short-Term Selective State Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,478,413	$5,270,839	$10,633,329	$20,395,502
Net Realized Gain (Loss) on:
Investment Securities Sold	13,392	(1,055)	17,554	(3,291)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(121,512)	133,280	(1,208,198)	1,244,892
Net Increase (Decrease) in Net Assets Resulting from Operations	2,370,293	5,403,064	9,442,685	21,637,103
Distributions:
Institutional Class Shares	(2,484,746)	(5,335,584)	(10,595,899)	(20,338,221)
Capital Share Transactions (1):
Shares Issued	29,268,721	49,372,711	126,027,224	283,427,976
Shares Issued in Lieu of Cash Distributions	2,484,746	5,335,584	10,496,220	20,188,032
Shares Redeemed	(43,930,743)	(46,023,704)	(86,314,972)	(143,401,914)
Net Increase (Decrease) from Capital Share Transactions	(12,177,276)	8,684,591	50,208,472	160,214,094
Total Increase (Decrease) in Net Assets	(12,291,729)	8,752,071	49,055,258	161,512,976
Net Assets
Beginning of Period	200,054,866	191,302,795	842,176,352	680,663,376
End of Period	$187,763,137	$200,054,866	$891,231,610	$842,176,352
(1) Shares Issued and Redeemed:
Shares Issued	2,930,431	4,945,242	12,311,774	27,726,489
Shares Issued in Lieu of Cash Distributions	249,088	534,778	1,026,966	1,976,574
Shares Redeemed	(4,396,204)	(4,612,748)	(8,431,638)	(14,034,522)
Net Increase (Decrease) from Shares Issued and Redeemed	(1,216,685)	867,272	4,907,102	15,668,541
See accompanying Notes to Financial Statements.
161

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,789,899	$10,187,921	$2,265,188	$4,401,484
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,202)	(557,667)	(1,940)	13,636
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(78,660)	4,591,463	(163,871)	319,956
Net Increase (Decrease) in Net Assets Resulting from Operations	5,692,037	14,221,717	2,099,377	4,735,076
Distributions:
Institutional Class Shares	(5,773,115)	(10,086,803)	(2,257,503)	(4,391,920)
Capital Share Transactions (1):
Shares Issued	31,433,854	114,220,694	33,297,240	41,478,916
Shares Issued in Lieu of Cash Distributions	5,766,216	10,073,880	2,194,518	4,272,100
Shares Redeemed	(38,525,859)	(106,416,829)	(18,518,129)	(20,790,986)
Net Increase (Decrease) from Capital Share Transactions	(1,325,789)	17,877,745	16,973,629	24,960,030
Total Increase (Decrease) in Net Assets	(1,406,867)	22,012,659	16,815,503	25,303,186
Net Assets
Beginning of Period	436,348,954	414,336,295	167,053,933	141,750,747
End of Period	$434,942,087	$436,348,954	$183,869,436	$167,053,933
(1) Shares Issued and Redeemed:
Shares Issued	3,009,548	11,155,892	3,275,236	4,086,337
Shares Issued in Lieu of Cash Distributions	552,970	978,504	216,166	421,418
Shares Redeemed	(3,685,570)	(10,364,700)	(1,821,650)	(2,048,847)
Net Increase (Decrease) from Shares Issued and Redeemed	(123,052)	1,769,696	1,669,752	2,458,908
See accompanying Notes to Financial Statements.
162

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$360,468	$676,846	$1,234,756	$1,807,116
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,556)	(28,685)	9,017	(139,638)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(22,109)	98,558	62,337	1,302,778
Net Increase (Decrease) in Net Assets Resulting from Operations	328,803	746,719	1,306,110	2,970,256
Distributions:
Institutional Class Shares	(360,282)	(675,592)	(1,222,905)	(1,789,381)
Capital Share Transactions (1):
Shares Issued	2,529,885	13,688,682	5,569,559	33,307,200
Shares Issued in Lieu of Cash Distributions	360,000	675,592	1,221,936	1,785,658
Shares Redeemed	(9,120,597)	(7,362,469)	(6,845,616)	(7,967,648)
Net Increase (Decrease) from Capital Share Transactions	(6,230,712)	7,001,805	(54,121)	27,125,210
Total Increase (Decrease) in Net Assets	(6,262,191)	7,072,932	29,084	28,306,085
Net Assets
Beginning of Period	34,018,334	26,945,402	99,835,997	71,529,912
End of Period	$27,756,143	$34,018,334	$99,865,081	$99,835,997
(1) Shares Issued and Redeemed:
Shares Issued	255,995	1,387,036	560,945	3,411,185
Shares Issued in Lieu of Cash Distributions	36,519	68,565	123,369	182,452
Shares Redeemed	(923,879)	(747,354)	(688,419)	(817,806)
Net Increase (Decrease) from Shares Issued and Redeemed	(631,365)	708,247	(4,105)	2,775,831
See accompanying Notes to Financial Statements.
163

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.81	$10.83	$10.62	$10.56	$10.91	$10.21
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.25	0.25	0.19	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09	0.12	0.21	0.06	(0.36)	0.70
Total from Investment Operations	0.22	0.37	0.46	0.25	(0.24)	0.81
Less Distributions:
Net Investment Income	(0.13)	(0.26)	(0.25)	(0.19)	(0.11)	(0.11)
Net Realized Gains	(0.09)	(0.13)	—	—	—	—
Total Distributions	(0.22)	(0.39)	(0.25)	(0.19)	(0.11)	(0.11)
Net Asset Value, End of Period	$10.81	$10.81	$10.83	$10.62	$10.56	$10.91
Total Return	2.09%(B)	3.43%	4.38%	2.39%	(2.22%)	8.00%
Net Assets, End of Period (thousands)	$1,801,682	$1,827,216	$1,612,239	$1,615,680	$1,787,200	$1,153,419
Ratio of Expenses to Average Net Assets	0.24%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.41%(C)	2.39%	2.33%	1.79%	1.07%	1.08%
Portfolio Turnover Rate	33%(B)	132%	104%	62%	26%	14%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
164

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Municipal Real Return Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.72	$10.76	$10.59	$10.47	$10.76	$10.10
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.26	0.27	0.17	0.09	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07	0.10	0.17	0.12	(0.29)	0.66
Total from Investment Operations	0.19	0.36	0.44	0.29	(0.20)	0.75
Less Distributions:
Net Investment Income	(0.12)	(0.27)	(0.27)	(0.17)	(0.09)	(0.09)
Net Realized Gains	(0.09)	(0.13)	—	—	—	—
Total Distributions	(0.21)	(0.40)	(0.27)	(0.17)	(0.09)	(0.09)
Net Asset Value, End of Period	$10.70	$10.72	$10.76	$10.59	$10.47	$10.76
Total Return	1.87%(B)	3.36%	4.16%	2.74%	(1.91%)	7.41%
Net Assets, End of Period (thousands)	$396,419	$376,636	$322,554	$281,439	$289,238	$214,216
Ratio of Expenses to Average Net Assets	0.25%(C)	0.25%	0.25%	0.23%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%(C)	0.25%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.35%(C)	2.43%	2.50%	1.59%	0.84%	0.86%
Portfolio Turnover Rate	27%(B)	137%	87%	61%	27%	24%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
165

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.15	$9.99	$9.63	$9.59	$10.37	$10.50
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.19	0.14	0.11	0.09	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.16	0.36	0.04	(0.78)	(0.13)
Total from Investment Operations	0.11	0.35	0.50	0.15	(0.69)	(0.02)
Less Distributions:
Net Investment Income	(0.12)	(0.19)	(0.14)	(0.11)	(0.09)	(0.11)
Total Distributions	(0.12)	(0.19)	(0.14)	(0.11)	(0.09)	(0.11)
Net Asset Value, End of Period	$10.14	$10.15	$9.99	$9.63	$9.59	$10.37
Total Return	1.08%(B)	3.55%	5.17%	1.53%	(6.71%)	(0.23%)
Net Assets, End of Period (thousands)	$468,309	$474,971	$554,291	$586,991	$569,594	$648,588
Ratio of Expenses to Average Net Assets	0.21%(C)	0.21%	0.21%	0.20%	0.21%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%(C)	0.21%	0.21%	0.21%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.35%(C)	1.92%	1.39%	1.11%	0.85%	1.02%
Portfolio Turnover Rate	23%(B)	76%	39%	26%	34%	15%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
166

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17	$10.16	$10.08	$9.98	$10.16	$10.19
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.27	0.28	0.17	0.04	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.02	0.07	0.10	(0.18)	(0.03)
Total from Investment Operations	0.13	0.29	0.35	0.27	(0.14)	—
Less Distributions:
Net Investment Income	(0.13)	(0.28)	(0.27)	(0.17)	(0.04)	(0.03)
Total Distributions	(0.13)	(0.28)	(0.27)	(0.17)	(0.04)	(0.03)
Net Asset Value, End of Period	$10.17	$10.17	$10.16	$10.08	$9.98	$10.16
Total Return	1.26%(B)	2.87%	3.55%	2.75%	(1.36%)	(0.03%)
Net Assets, End of Period (thousands)	$1,376,559	$1,412,767	$1,500,050	$1,649,754	$2,154,913	$2,436,433
Ratio of Expenses to Average Net Assets	0.19%(C)	0.18%	0.18%	0.19%	0.20%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%(C)	0.18%	0.18%	0.19%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.55%(C)	2.71%	2.72%	1.68%	0.43%	0.29%
Portfolio Turnover Rate	64%(B)	198%	186%	103%	75%	67%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
167

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.15	$10.04	$9.63	$9.63	$10.43	$10.58
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.26	0.22	0.17	0.14	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.11	0.40	—	(0.80)	(0.15)
Total from Investment Operations	0.14	0.37	0.62	0.17	(0.66)	(0.01)
Less Distributions:
Net Investment Income	(0.14)	(0.26)	(0.21)	(0.17)	(0.14)	(0.14)
Total Distributions	(0.14)	(0.26)	(0.21)	(0.17)	(0.14)	(0.14)
Net Asset Value, End of Period	$10.15	$10.15	$10.04	$9.63	$9.63	$10.43
Total Return	1.42%(B)	3.75%	6.51%	1.69%	(6.36%)	(0.11%)
Net Assets, End of Period (thousands)	$1,288,053	$1,296,913	$1,379,329	$1,409,032	$1,660,585	$2,133,305
Ratio of Expenses to Average Net Assets	0.19%(C)	0.19%	0.19%	0.20%	0.20%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%(C)	0.20%	0.19%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.85%(C)	2.60%	2.14%	1.67%	1.38%	1.35%
Portfolio Turnover Rate	13%(B)	56%	41%	40%	21%	9%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
168

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Selective State Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.52	$9.45	$9.08	$8.95	$10.00	$9.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.26	0.22	0.16	0.09	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.06	0.37	0.12	(1.05)	0.01
Total from Investment Operations	0.14	0.32	0.59	0.28	(0.96)	0.07
Less Distributions:
Net Investment Income	(0.13)	(0.25)	(0.22)	(0.15)	(0.09)	(0.06)
Total Distributions	(0.13)	(0.25)	(0.22)	(0.15)	(0.09)	(0.06)
Net Asset Value, End of Period	$9.53	$9.52	$9.45	$9.08	$8.95	$10.00
Total Return	1.51%(B)	3.45%	6.48%	3.12%	(9.67%)	0.66%
Net Assets, End of Period (thousands)	$574,551	$521,079	$428,625	$367,797	$264,365	$267,126
Ratio of Expenses to Average Net Assets	0.23%(C)	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%(C)	0.25%	0.26%	0.25%	0.27%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.83%(C)	2.71%	2.33%	1.67%	0.93%	0.64%
Portfolio Turnover Rate	22%(B)	114%	77%	77%	36%	3%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
169

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Selective State Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Period Apr 12, 2022Ʊ to Oct 31, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$9.98	$9.97	$9.89	$9.84	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.28	0.29	0.23	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.01	0.07	0.06	(0.17)
Total from Investment Operations	0.12	0.29	0.36	0.29	(0.07)
Less Distributions:
Net Investment Income	(0.13)	(0.28)	(0.28)	(0.24)	(0.09)
Total Distributions	(0.13)	(0.28)	(0.28)	(0.24)	(0.09)
Net Asset Value, End of Period	$9.97	$9.98	$9.97	$9.89	$9.84
Total Return	1.19%(B)	2.94%	3.67%	2.94%	(0.75%)(B)
Net Assets, End of Period (thousands)	$187,763	$200,055	$191,303	$169,246	$200,033
Ratio of Expenses to Average Net Assets	0.25%(C)	0.25%	0.25%	0.24%	0.25%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%(C)	0.25%	0.25%	0.32%	0.30%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.59%(C)	2.78%	2.88%	2.36%	1.75%(C)(D)
Portfolio Turnover Rate	56%(B)	227%	182%	90%	17%(B)
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
170

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.22	$10.20	$10.10	$10.01	$10.25	$10.29
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.27	0.25	0.17	0.06	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.03	0.10	0.09	(0.24)	(0.05)
Total from Investment Operations	0.11	0.30	0.35	0.26	(0.18)	0.01
Less Distributions:
Net Investment Income	(0.12)	(0.28)	(0.25)	(0.17)	(0.06)	(0.05)
Total Distributions	(0.12)	(0.28)	(0.25)	(0.17)	(0.06)	(0.05)
Net Asset Value, End of Period	$10.21	$10.22	$10.20	$10.10	$10.01	$10.25
Total Return	1.12%(B)	2.93%	3.55%	2.56%	(1.80%)	0.05%
Net Assets, End of Period (thousands)	$891,232	$842,176	$680,663	$718,846	$838,704	$872,821
Ratio of Expenses to Average Net Assets	0.19%(C)	0.19%	0.19%	0.19%	0.19%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%(C)	0.20%	0.21%	0.20%	0.19%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.46%(C)	2.70%	2.50%	1.64%	0.57%	0.58%
Portfolio Turnover Rate	28%(B)	153%	171%	115%	65%	55%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
171

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.41	$10.33	$9.91	$9.94	$10.73	$10.85
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.24	0.21	0.16	0.11	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.09	0.42	(0.03)	(0.79)	(0.13)
Total from Investment Operations	0.14	0.33	0.63	0.13	(0.68)	(0.01)
Less Distributions:
Net Investment Income	(0.14)	(0.25)	(0.21)	(0.16)	(0.11)	(0.11)
Total Distributions	(0.14)	(0.25)	(0.21)	(0.16)	(0.11)	(0.11)
Net Asset Value, End of Period	$10.41	$10.41	$10.33	$9.91	$9.94	$10.73
Total Return	1.33%(B)	3.20%	6.34%	1.28%	(6.36%)	(0.07%)
Net Assets, End of Period (thousands)	$434,942	$436,349	$414,336	$419,517	$492,000	$650,729
Ratio of Expenses to Average Net Assets	0.21%(C)	0.21%	0.21%	0.20%	0.20%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%(C)	0.21%	0.21%	0.20%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.66%(C)	2.41%	1.99%	1.56%	1.05%	1.07%
Portfolio Turnover Rate	17%(B)	71%	46%	77%	32%	10%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
172

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA NY Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.15	$10.13	$10.03	$9.95	$10.23	$10.29
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.28	0.27	0.17	0.06	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.02	0.10	0.08	(0.28)	(0.07)
Total from Investment Operations	0.12	0.30	0.37	0.25	(0.22)	0.01
Less Distributions:
Net Investment Income	(0.13)	(0.28)	(0.27)	(0.17)	(0.06)	(0.07)
Total Distributions	(0.13)	(0.28)	(0.27)	(0.17)	(0.06)	(0.07)
Net Asset Value, End of Period	$10.14	$10.15	$10.13	$10.03	$9.95	$10.23
Total Return	1.21%(B)	3.03%	3.68%	2.50%	(2.17%)	0.10%
Net Assets, End of Period (thousands)	$183,869	$167,054	$141,751	$137,206	$153,148	$122,934
Ratio of Expenses to Average Net Assets	0.25%(C)	0.25%	0.23%	0.24%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26%(C)	0.27%	0.27%	0.26%	0.25%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.64%(C)	2.80%	2.63%	1.67%	0.62%	0.79%
Portfolio Turnover Rate	29%(B)	156%	182%	133%	36%	54%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
173

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA MN Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.86	$9.83	$9.66	$9.58	$10.00	$10.15
Income from Investment Operations (A)
Net Investment Income (Loss)	0.11	0.23	0.20	0.13	0.08	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.03	0.17	0.08	(0.42)	(0.10)
Total from Investment Operations	0.10	0.26	0.37	0.21	(0.34)	(0.02)
Less Distributions:
Net Investment Income	(0.12)	(0.23)	(0.20)	(0.13)	(0.08)	(0.08)
Net Realized Gains	—	—	—	—	—	(0.05)
Total Distributions	(0.12)	(0.23)	(0.20)	(0.13)	(0.08)	(0.13)
Net Asset Value, End of Period	$9.84	$9.86	$9.83	$9.66	$9.58	$10.00
Total Return	0.97%(B)	2.70%	3.82%	2.18%	(3.40%)	(0.18%)
Net Assets, End of Period (thousands)	$27,756	$34,018	$26,945	$27,220	$33,707	$40,844
Ratio of Expenses to Average Net Assets	0.30%(C)	0.22%	0.26%	0.28%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45%(C)	0.45%	0.47%	0.43%	0.38%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.35%(C)	2.38%	2.02%	1.33%	0.82%	0.83%
Portfolio Turnover Rate	24%(B)	42%	45%	27%	44%	20%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
174

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.89	$9.78	$9.44	$9.42	$10.14	$10.21
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.22	0.17	0.13	0.06	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.10	0.34	0.02	(0.72)	(0.08)
Total from Investment Operations	0.13	0.32	0.51	0.15	(0.66)	(0.03)
Less Distributions:
Net Investment Income	(0.12)	(0.21)	(0.17)	(0.13)	(0.06)	(0.04)
Total Distributions	(0.12)	(0.21)	(0.17)	(0.13)	(0.06)	(0.04)
Net Asset Value, End of Period	$9.90	$9.89	$9.78	$9.44	$9.42	$10.14
Total Return	1.33%(B)	3.35%	5.41%	1.54%	(6.51%)	(0.25%)
Net Assets, End of Period (thousands)	$99,865	$99,836	$71,530	$65,271	$60,705	$54,243
Ratio of Expenses to Average Net Assets	0.30%(C)	0.26%	0.27%	0.30%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.33%(C)	0.34%	0.36%	0.34%	0.34%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.48%(C)	2.22%	1.75%	1.33%	0.66%	0.45%
Portfolio Turnover Rate	8%(B)	28%	13%	19%	30%	8%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
175

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, of which twelve (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors (the "Board") of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
OTC derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
176

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”) the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
4. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.16%
DFA Short-Term Municipal Bond Portfolio	0.15%
DFA Intermediate-Term Municipal Bond Portfolio	0.16%
DFA Selective State Municipal Bond Portfolio	0.20%
177

DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.16%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2027. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Municipal Real Return Portfolio (1)	0.27%	—	—
DFA California Municipal Real Return Portfolio (2)	0.30%	—	—
DFA Municipal Bond Portfolio (1)	0.21%	—	—
DFA Short-Term Municipal Bond Portfolio (3)	0.30%	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.19%	—	$42,613
DFA Selective State Municipal Bond Portfolio (1)	0.23%	—	46,822
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	$2,586	3,147
DFA California Short-Term Municipal Bond Portfolio (1)	0.19%	—	18,015
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	—	6,687
DFA MN Municipal Bond Portfolio (1)	0.30%	—	22,661
DFA Oregon Municipal Bond Portfolio (1)	0.30%	—	15,787

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the DFA Short Term Investment Fund (the "Short Term Series"), but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)(“Portfolio Expenses”) to the extent necessary to limit the Portfolio
Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the

178

Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
DFA Municipal Bond Portfolio	$—	$769	$—	$—	$769
DFA Intermediate-Term Municipal Bond Portfolio	—	51,464	72,709	42,613	166,786
DFA Selective State Municipal Bond Portfolio	40,832	106,607	85,360	46,822	279,621
DFA Short-Term Selective State Municipal Bond Portfolio	23,731	8,837	3,546	3,147	39,261
DFA California Short-Term Municipal Bond Portfolio	—	44,735	53,144	18,015	115,894
DFA NY Municipal Bond Portfolio	8,485	31,551	19,844	6,687	66,567
DFA MN Municipal Bond Portfolio	17,822	47,167	44,161	22,661	131,811
DFA Oregon Municipal Bond Portfolio	6,361	43,792	35,725	15,787	101,665

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2026, expenses reduced were as follows:
Fees Paid Indirectly
DFA Municipal Real Return Portfolio	$1,395
DFA California Municipal Real Return Portfolio	63
DFA Municipal Bond Portfolio	457
DFA Short-Term Municipal Bond Portfolio	6,286
DFA Intermediate-Term Municipal Bond Portfolio	5,982
DFA Selective State Municipal Bond Portfolio	465
DFA Short-Term Selective State Municipal Bond Portfolio	54
DFA California Short-Term Municipal Bond Portfolio	9,621
DFA California Intermediate-Term Municipal Bond Portfolio	529
DFA NY Municipal Bond Portfolio	2,026
DFA MN Municipal Bond Portfolio	12,047
DFA Oregon Municipal Bond Portfolio	15,863
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
179

D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
DFA Municipal Real Return Portfolio	$8,936
DFA California Municipal Real Return Portfolio	1,726
DFA Municipal Bond Portfolio	2,698
DFA Short-Term Municipal Bond Portfolio	43,213
DFA Intermediate-Term Municipal Bond Portfolio	7,633
DFA Selective State Municipal Bond Portfolio	2,209
DFA Short-Term Selective State Municipal Bond Portfolio	955
DFA California Short-Term Municipal Bond Portfolio	13,031
DFA California Intermediate-Term Municipal Bond Portfolio	2,319
DFA NY Municipal Bond Portfolio	810
DFA MN Municipal Bond Portfolio	151
DFA Oregon Municipal Bond Portfolio	408

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions:
	Other Investment Securities
	Purchases	Sales
DFA Municipal Real Return Portfolio	$547,083,550	$619,331,842
DFA California Municipal Real Return Portfolio	113,423,419	93,247,157
DFA Municipal Bond Portfolio	98,679,066	102,889,610
DFA Short-Term Municipal Bond Portfolio	690,742,303	702,976,168
DFA Intermediate-Term Municipal Bond Portfolio	167,681,393	162,137,898
DFA Selective State Municipal Bond Portfolio	169,084,436	114,349,002
DFA Short-Term Selective State Municipal Bond Portfolio	81,630,640	88,244,943
DFA California Short-Term Municipal Bond Portfolio	256,828,612	200,307,309
DFA California Intermediate-Term Municipal Bond Portfolio	77,857,475	74,108,118
DFA NY Municipal Bond Portfolio	60,505,173	44,530,000
DFA MN Municipal Bond Portfolio	6,874,023	13,325,020
DFA Oregon Municipal Bond Portfolio	11,293,839	7,233,979
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to
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shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, bond amortization, and other book to tax differences, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Municipal Real Return Portfolio
2024	—	—	$37,839,962	$37,839,962
2025	—	$18,994,208	41,307,774	60,301,982
DFA California Municipal Real Return Portfolio
2024	—	—	7,616,500	7,616,500
2025	—	3,885,135	8,884,742	12,769,877
DFA Municipal Bond Portfolio
2024	—	—	7,826,959	7,826,959
2025	—	—	9,247,139	9,247,139
DFA Short-Term Municipal Bond Portfolio
2024	—	—	42,125,015	42,125,015
2025	—	—	40,120,791	40,120,791
DFA Intermediate-Term Municipal Bond Portfolio
2024	—	—	30,188,458	30,188,458
2025	—	—	34,893,504	34,893,504
DFA Selective State Municipal Bond Portfolio
2024	—	—	9,256,169	9,256,169
2025	—	—	12,561,110	12,561,110
DFA Short-Term Selective State Municipal Bond Portfolio
2024	—	—	5,095,515	5,095,515
2025	—	—	5,335,584	5,335,584
DFA California Short-Term Municipal Bond Portfolio
2024	—	—	17,296,461	17,296,461
2025	—	—	20,338,221	20,338,221
DFA California Intermediate-Term Municipal Bond Portfolio
2024	—	—	8,473,000	8,473,000
2025	—	—	10,086,803	10,086,803
DFA NY Municipal Bond Portfolio
2024	—	—	3,685,319	3,685,319
2025	—	—	4,391,920	4,391,920
DFA MN Municipal Bond Portfolio
2024	—	—	560,751	560,751
2025	—	—	675,592	675,592
DFA Oregon Municipal Bond Portfolio
2024	—	—	1,183,730	1,183,730
2025	—	—	1,789,381	1,789,381

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As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Tax-Exempt Net Investment Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Municipal Real Return Portfolio	$1,116,279	$15,854,655	—	$47,431,074	$64,402,008
DFA California Municipal Real Return Portfolio	235,179	3,305,238	—	6,947,139	10,487,556
DFA Municipal Bond Portfolio	372,142	—	$(12,918,651)	(2,909,624)	(15,456,133)
DFA Short-Term Municipal Bond Portfolio	972,412	—	(5,881,697)	555,995	(4,353,290)
DFA Intermediate-Term Municipal Bond Portfolio	1,183,700	—	(21,451,194)	4,210,798	(16,056,696)
DFA Selective State Municipal Bond Portfolio	446,625	—	(6,738,719)	(4,937,840)	(11,229,934)
DFA Short-Term Selective State Municipal Bond Portfolio	137,961	—	(631,557)	113,363	(380,233)
DFA California Short-Term Municipal Bond Portfolio	555,627	—	(5,971,781)	893,893	(4,522,261)
DFA California Intermediate-Term Municipal Bond Portfolio	328,331	—	(13,932,256)	1,861,411	(11,742,514)
DFA NY Municipal Bond Portfolio	121,958	—	(455,337)	132,392	(200,987)
DFA MN Municipal Bond Portfolio	19,036	—	(291,945)	(8,880)	(281,789)
DFA Oregon Municipal Bond Portfolio	60,920	—	(1,107,219)	85,743	(960,556)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
DFA Municipal Bond Portfolio	$12,918,651
DFA Short-Term Municipal Bond Portfolio	5,881,697
DFA Intermediate-Term Municipal Bond Portfolio	21,451,194
DFA Selective State Municipal Bond Portfolio	6,738,719
DFA Short-Term Selective State Municipal Bond Portfolio	631,557
DFA California Short-Term Municipal Bond Portfolio	5,971,781
DFA California Intermediate-Term Municipal Bond Portfolio	13,932,256
DFA NY Municipal Bond Portfolio	455,337
DFA MN Municipal Bond Portfolio	291,945
DFA Oregon Municipal Bond Portfolio	1,107,219
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
DFA Short-Term Municipal Bond Portfolio	$146,421
DFA Selective State Municipal Bond Portfolio	78,765
DFA NY Municipal Bond Portfolio	13,636
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As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Municipal Real Return Portfolio	$1,744,510,521	$2,230,815	$(2,675,817)	$(445,002)
DFA California Municipal Real Return Portfolio	387,737,209	681,450	(623,375)	58,075
DFA Municipal Bond Portfolio	468,386,430	789,177	(4,077,127)	(3,287,950)
DFA Short-Term Municipal Bond Portfolio	1,368,948,978	766,100	(1,349,670)	(583,570)
DFA Intermediate-Term Municipal Bond Portfolio	1,271,603,765	11,805,548	(7,095,721)	4,709,827
DFA Selective State Municipal Bond Portfolio	575,181,049	1,211,286	(6,163,098)	(4,951,812)
DFA Short-Term Selective State Municipal Bond Portfolio	186,863,038	114,034	(122,154)	(8,120)
DFA California Short-Term Municipal Bond Portfolio	898,006,760	783,761	(1,095,488)	(311,727)
DFA California Intermediate-Term Municipal Bond Portfolio	429,919,596	3,751,946	(1,973,494)	1,778,452
DFA NY Municipal Bond Portfolio	182,471,999	139,515	(169,764)	(30,249)
DFA MN Municipal Bond Portfolio	27,338,469	25,017	(56,006)	(30,989)
DFA Oregon Municipal Bond Portfolio	97,855,445	532,024	(383,749)	148,275
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales  or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
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Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.
3. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios' ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.
Repurchase agreements permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreements with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreements counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreements, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the repurchase agreements counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios' obligation under bankruptcy law to return the excess to the counterparty.
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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 :
Swap Contracts*
DFA Municipal Real Return Portfolio	$1,781,428,571
DFA California Municipal Real Return Portfolio	383,428,571

*	Average Notional Value of agreements.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$53,080,434	$53,080,434
DFA California Municipal Real Return Portfolio	8,711,399	8,711,399

Liability Derivatives Value
	Total Value at April 30, 2026	Swap Contracts (2)
DFA California Municipal Real Return Portfolio	$(28,642)	$(28,642)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$10,062,511	$10,062,511
DFA California Municipal Real Return Portfolio	898,875	898,875

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$6,810,286	$6,810,286
DFA California Municipal Real Return Portfolio	2,319,096	2,319,096

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
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Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.
The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Municipal Real Return Portfolio
Bank of America Corp.	$37,448,826	—	$(37,448,826)	—	—
Citibank, N.A.	8,228,134	—	—	$(7,820,000)	$408,134
Morgan Stanley and Co. International	7,403,474	—	—	(7,053,523)	349,951
Total	$53,080,434	—	$(37,448,826)	$(14,873,523)	$758,085

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Municipal Real Return Portfolio
Bank of America Corp.	—	—	—	—	—
Citibank, N.A.	—	—	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—
Total	—	—	—	—	—

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

186

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA California Municipal Real Return Portfolio
Bank of America Corp.	$6,137,068	—	$(6,024,515)	—	$112,553
Morgan Stanley and Co. International	1,689,298	—	—	$(1,689,298)	—
Citibank, N.A.	372,480	$(28,642)	—	(260,000)	83,838
Deutsche Bank AG	512,553	—	—	—	512,553
Total	$8,711,399	$(28,642)	$(6,024,515)	$(1,949,298)	$708,944

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA California Municipal Real Return Portfolio
Bank of America Corp.	—	—	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—
Citibank, N.A.	$28,642	$(28,642)	—	—	—
Deutsche Bank AG	—	—	—	—	—
Total	$28,642	$(28,642)	—	—	—

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order.
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Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
I. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
J. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker (“CODM”). Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
K. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 for the Portfolios, but does not expect the guidance to materially impact the financial statements.
L. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA Municipal Real Return Portfolio	2	91%	0%
DFA California Municipal Real Return Portfolio	2	93%	0%
DFA Municipal Bond Portfolio	4	95%	0%
DFA Short-Term Municipal Bond Portfolio	2	84%	0%
DFA Intermediate-Term Municipal Bond Portfolio	3	86%	0%
DFA Selective State Municipal Bond Portfolio	4	92%	0%
DFA Short-Term Selective State Municipal Bond Portfolio	2	96%	0%
188

	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA California Short-Term Municipal Bond Portfolio	2	90%	0%
DFA California Intermediate-Term Municipal Bond Portfolio	2	97%	0%
DFA NY Municipal Bond Portfolio	2	93%	0%
DFA MN Municipal Bond Portfolio	1	87%	0%
DFA Oregon Municipal Bond Portfolio	2	99%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
M. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
189

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
190

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
191

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
192

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
193

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
194

195

DFA-043026-002SM

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Global Social Core Equity Portfolio
DFA Social Fixed Income Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NZD	New Zealand Dollars

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of April 30, 2026.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
2

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (8.7%)
	Alphabet, Inc. (GOOG US), Class C	100,453	$38,367,019
	Alphabet, Inc. (GOOGL US), Class A	129,773	49,936,650
*	AMC Global Media, Inc.	3,200	27,168
*	Anterix, Inc.	2,629	127,033
	Array Digital Infrastructure, Inc.	7,373	366,364
#*	AST SpaceMobile, Inc.	5,287	390,709
	AT&T, Inc.	210,495	5,500,234
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	363	19,210
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	5,360	264,838
	ATN International, Inc.	2,936	82,002
*	Bandwidth, Inc., Class A	3,555	130,860
*	Boston Omaha Corp., Class A	1,467	17,633
*	Cable One, Inc.	504	46,111
*	Cargurus, Inc.	11,428	416,665
#*	Charter Communications, Inc., Class A	10,501	1,734,450
	Cinemark Holdings, Inc.	19,740	582,725
*	Clear Channel Outdoor Holdings, Inc.	15,716	37,718
	Comcast Corp., Class A	142,562	3,854,876
*	comScore, Inc.	1,022	7,430
*	Creative Realities, Inc.	3,339	12,187
#*	EchoStar Corp., Class A	2,890	355,875
	Electronic Arts, Inc.	816	165,134
	Entravision Communications Corp., Class A	4,228	15,940
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	EW Scripps Co., Class A	12,883	$61,710
	Fox Corp. (FOX US), Class B	21,488	1,225,246
	Fox Corp. (FOXA US), Class A	21,334	1,354,496
*	Gaia, Inc.	4,112	12,871
*	GCI Liberty, Inc. (GLBKV US), Class C	3,138	107,476
*	GCI Liberty, Inc. (GLIBA US), Class A	372	12,968
*	GDEV, Inc.	107	1,700
*	Gogo, Inc.	10,320	43,138
	Gray Media, Inc. GTN US	16,887	95,243
	IDT Corp., Class B	3,200	160,480
*	IMAX Corp.	5,208	198,008
	Iridium Communications, Inc.	8,869	346,512
*	IZEA Worldwide, Inc.	5,497	22,538
	John Wiley & Sons, Inc. (WLY US), Class A	3,836	157,007
*	Liberty Broadband Corp. (LBRDA US), Class A	939	36,086
*	Liberty Broadband Corp. (LBRDK US), Class C	8,225	316,580
*	Liberty Global Ltd. (LBTYA US), Class A	20,523	237,656
*	Liberty Global Ltd. (LBTYK US), Class C	20,277	229,941
*	Liberty Latin America Ltd. (LILA US), Class A	12,090	98,171
*	Liberty Latin America Ltd. (LILAK US), Class C	11,097	92,216
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,121	167,983

3

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	16,793	$1,443,358
*	Lionsgate Studios Corp.	26,074	324,361
#*	Live Nation Entertainment, Inc.	9,139	1,443,414
*	Lumen Technologies, Inc.	67,018	592,439
*	Madison Square Garden Entertainment Corp.	4,462	298,597
*	Magnite, Inc.	27,185	348,376
	Marcus Corp.	4,915	86,602
	Match Group, Inc.	14,851	555,724
*	MediaAlpha, Inc., Class A	4,188	35,640
	Meta Platforms, Inc., Class A	90,365	55,295,247
*	Netflix, Inc.	94,273	8,824,896
	New York Times Co., Class A	15,361	1,213,980
#	News Corp. (NWS US), Class B	15,297	466,253
	News Corp. (NWSA US), Class A	31,776	836,344
	Nexstar Media Group, Inc.	3,887	809,040
*»	Old Market Capital Corp.	801	3,364
#	Omnicom Group, Inc.	26,724	2,050,265
*	Optimum Communications, Inc., Class A	16,327	25,797
#	Paramount Skydance Corp., Class B	2,662	27,259
#*	Pinterest, Inc., Class A	26,642	523,782
*	PubMatic, Inc., Class A	5,258	51,423
*	QuinStreet, Inc.	5,252	67,016
*	Reddit, Inc., Class A	1,000	147,230
*	Reservoir Media, Inc.	3,267	32,866
*	ROBLOX Corp., Class A	3,481	192,360
*	Roku, Inc.	7,422	865,108
	Saga Communications, Inc., Class A	728	8,212
	Scholastic Corp.	3,111	125,560
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	7,254	$114,105
	Shutterstock, Inc.	2,636	42,624
	Sinclair, Inc.	5,284	82,166
	Sirius XM Holdings, Inc.	20,618	555,449
*	Sphere Entertainment Co.	4,257	606,410
	Spok Holdings, Inc.	2,587	27,655
*	Spotify Technology SA	401	179,067
*	Stagwell, Inc.	23,413	146,800
*	Starz Entertainment Corp.	1,737	31,857
*	Take-Two Interactive Software, Inc.	6,582	1,406,968
*	TechTarget, Inc.	3,475	19,947
	Telephone & Data Systems, Inc.	15,952	718,797
	TKO Group Holdings, Inc.	3,042	566,086
	T-Mobile U.S., Inc.	20,652	4,037,466
*	Trade Desk, Inc., Class A	4,976	117,384
*	USA TODAY Co., Inc.	21,700	156,891
	Verizon Communications, Inc.	195,957	9,411,815
*	Versant Media Group, Inc.	5,702	229,163
	Walt Disney Co.	33,765	3,503,119
*	Warner Bros Discovery, Inc.	129,430	3,501,081
	Warner Music Group Corp., Class A	11,835	334,575
	Zedge, Inc., Class B	300	999
*	Ziff Davis, Inc.	3,949	180,706
TOTAL COMMUNICATION SERVICES			210,102,500
CONSUMER DISCRETIONARY — (11.4%)
*	1-800-Flowers.com, Inc., Class A	5,186	18,358
*	1stdibs.com, Inc.	3,133	14,506
*	Abercrombie & Fitch Co., Class A	10,546	900,101
	Academy Sports & Outdoors, Inc.	7,922	434,442
#	Acushnet Holdings Corp.	10,245	991,921
*	Adient PLC	8,723	183,619
	ADT, Inc.	84,315	634,892

4

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Advance Auto Parts, Inc.	5,996	$356,822
*	Airbnb, Inc., Class A	5,273	740,118
*	Amazon.com, Inc.	348,852	92,466,235
	American Eagle Outfitters, Inc.	20,426	355,821
*	American Public Education, Inc.	2,533	147,294
*	Aptiv PLC	15,211	916,615
	Aramark	25,829	1,180,127
	Arhaus, Inc.	6,200	45,880
	Arko Corp.	3,374	22,268
*	Asbury Automotive Group, Inc.	2,558	521,039
	Autoliv, Inc.	12,799	1,483,788
#*	AutoNation, Inc.	7,876	1,672,705
*	AutoZone, Inc.	346	1,281,594
	Bassett Furniture Industries, Inc.	1,200	17,496
	Bath & Body Works, Inc.	5,865	114,016
*	Beazer Homes USA, Inc.	4,424	95,514
	Best Buy Co., Inc.	22,006	1,331,143
*	Biglari Holdings, Inc. (BH US), Class B	187	57,830
*	Biglari Holdings, Inc. (BH/A US), Class A	42	68,468
#*	Birkenstock Holding PLC	15,002	581,177
	Booking Holdings, Inc.	14,050	2,365,458
*	Boot Barn Holdings, Inc.	3,312	567,842
	BorgWarner, Inc.	25,866	1,473,586
*»	Bowl America, Inc.	1,028	0
*	Bright Horizons Family Solutions, Inc.	6,918	561,119
*	Brinker International, Inc.	1,433	218,160
	Brunswick Corp.	7,757	616,294
	Buckle, Inc.	6,559	364,746
	Build-A-Bear Workshop, Inc.	1,856	68,561
*	Burlington Stores, Inc.	6,894	2,206,149
	Caleres, Inc.	4,646	60,863
*	Callaway Golf Co.	20,600	315,180
*	Capri Holdings Ltd.	7,065	137,838
*	CarMax, Inc.	11,009	432,764
	Carnival Corp.	92,081	2,441,067
	Carriage Services, Inc.	2,352	115,483
	Carter's, Inc.	1,802	65,088
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Carvana Co.	4,741	$1,876,488
*	Cava Group, Inc.	2,538	237,075
*	Cavco Industries, Inc.	964	488,748
	Century Communities, Inc.	3,805	213,156
*	Champion Homes, Inc.	7,662	584,074
*	Chewy, Inc., Class A	14,671	372,937
*	Chipotle Mexican Grill, Inc.	45,650	1,551,643
#	Choice Hotels International, Inc.	3,696	366,200
*	Citi Trends, Inc.	1,065	51,876
	Columbia Sportswear Co.	5,331	324,765
*	Cooper-Standard Holdings, Inc.	2,917	87,714
*	Coupang, Inc.	35,513	709,550
*	Coursera, Inc.	7,600	45,220
*	Covista, Inc.	3,882	447,284
#	Cracker Barrel Old Country Store, Inc.	1,300	40,716
	Cricut, Inc., Class A	3,780	16,292
*	Crocs, Inc.	4,285	436,984
	Crown Crafts, Inc.	3,514	9,593
*	Culp, Inc.	8,100	26,649
	Dana, Inc.	17,564	640,208
*	Dauch Corp.	17,815	101,724
*	Deckers Outdoor Corp.	12,952	1,323,694
	Designer Brands, Inc., Class A	1,992	14,940
	Dick's Sporting Goods, Inc.	8,177	1,855,525
	Dillard's, Inc., Class A	1,315	748,524
	Dine Brands Global, Inc.	1,500	41,670
	Domino's Pizza, Inc.	1,342	455,502
*	DoorDash, Inc., Class A	7,384	1,245,312
*	Dorman Products, Inc.	3,867	435,076
	DR Horton, Inc.	16,225	2,496,378
*	Driven Brands Holdings, Inc.	13,997	189,939
*	Duluth Holdings, Inc., Class B	14,500	47,850
#*	Dutch Bros, Inc., Class A	6,013	345,808
	eBay, Inc.	32,399	3,352,649
*	El Pollo Loco Holdings, Inc.	3,355	45,360
*	Envela Corp.	2,497	43,972
	Escalade, Inc.	1,450	27,115

5

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ethan Allen Interiors, Inc.	3,263	$69,632
*	Etsy, Inc.	7,486	481,649
	Expedia Group, Inc.	8,806	2,187,146
*	Figs, Inc., Class A	16,422	245,673
*	Five Below, Inc.	4,962	1,169,345
	Flexsteel Industries, Inc.	1,153	63,761
*	Floor & Decor Holdings, Inc., Class A	7,481	362,080
	Ford Motor Co.	257,048	3,105,140
*	Fox Factory Holding Corp.	3,696	65,604
*	Frontdoor, Inc.	7,576	519,941
*	Funko, Inc., Class A	3,800	16,758
#*	GameStop Corp., Class A	25,303	631,310
	Gap, Inc.	46,468	1,142,648
	Garmin Ltd.	8,856	2,224,096
	Garrett Motion, Inc.	13,768	352,598
	General Motors Co.	90,575	6,964,312
*	Genesco, Inc.	800	28,392
	Gentex Corp.	30,960	715,486
*	Gentherm, Inc.	3,913	117,781
	Genuine Parts Co.	10,971	1,176,420
*	GigaCloud Technology, Inc., Class A	3,168	140,944
	G-III Apparel Group Ltd.	5,413	168,831
*	Global Business Travel Group I	28,305	165,867
	Gold.com, Inc.	2,426	109,631
*	Goodyear Tire & Rubber Co.	9,401	66,559
	Graham Holdings Co., Class B	645	724,019
*	Grand Canyon Education, Inc.	3,601	608,821
*	Green Brick Partners, Inc.	5,861	395,266
	Group 1 Automotive, Inc.	1,659	592,047
	H&R Block, Inc.	12,911	409,666
	Hamilton Beach Brands Holding Co., Class A	1,000	20,810
	Harley-Davidson, Inc.	7,928	189,400
	Hasbro, Inc.	13,459	1,289,911
	Haverty Furniture Cos., Inc. (HVT US)	2,071	45,852
*	Helen of Troy Ltd.	2,950	68,292
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hilton Grand Vacations, Inc.	9,683	$454,811
	Hilton Worldwide Holdings, Inc.	6,411	2,077,613
*	Holley, Inc.	15,800	52,140
	Home Depot, Inc.	31,651	10,406,849
	Hooker Furnishings Corp.	1,478	17,958
*	Hovnanian Enterprises, Inc., Class A	369	41,490
#	Hyatt Hotels Corp., Class A	3,805	637,604
	Installed Building Products, Inc.	3,504	1,011,079
	JAKKS Pacific, Inc.	706	15,363
	Jerash Holdings U.S., Inc.	681	2,377
	Johnson Outdoors, Inc., Class A	1,404	73,893
	KB Home	9,195	487,243
	Kontoor Brands, Inc.	7,419	544,258
*	Koss Corp.	1,010	4,373
*	Kura Sushi USA, Inc., Class A	492	27,094
	Lakeland Industries, Inc.	1,000	10,170
*	Lands' End, Inc.	2,693	30,404
*	Latham Group, Inc.	20,202	122,626
*	Laureate Education, Inc.	18,893	568,585
	La-Z-Boy, Inc.	5,515	191,591
	LCI Industries	3,507	418,105
	Lear Corp.	6,361	808,674
*	Legacy Education, Inc.	419	4,546
*	Legacy Housing Corp.	3,926	85,390
	Leggett & Platt, Inc.	7,426	80,721
	Lennar Corp. (LEN US), Class A	12,095	1,092,178
	Lennar Corp. (LENB US), Class B	1,200	106,056
	Levi Strauss & Co., Class A	11,491	256,019
*	LGI Homes, Inc.	2,381	116,598
*	Liberty Live Holdings, Inc., Class A	1,829	166,823
*	Liberty Live Holdings, Inc., Class C	4,562	427,003
*	Life Time Group Holdings, Inc.	23,791	637,837
	Lifetime Brands, Inc.	1,970	13,297

6

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	3,900	$160,446
*	Lindblad Expeditions Holdings, Inc.	4,594	85,127
	Lithia Motors, Inc.	2,627	762,145
*	Live Ventures, Inc.	2,300	30,958
	LKQ Corp.	23,652	746,930
*	Lovesac Co.	1,399	22,118
	Lowe's Cos., Inc.	6,441	1,538,046
*	Lululemon Athletica, Inc.	7,272	1,001,354
	Macy's, Inc.	33,858	661,924
*	Malibu Boats, Inc., Class A	2,468	63,181
	Marine Products Corp.	839	6,645
*	MarineMax, Inc.	3,760	108,062
	Marriott International, Inc., Class A	1,749	632,596
	Marriott Vacations Worldwide Corp.	4,085	294,161
*	MasterCraft Boat Holdings, Inc.	3,400	79,390
*	Mattel, Inc.	25,367	382,534
	Matthews International Corp., Class A	3,959	112,990
	McDonald's Corp.	9,488	2,785,582
	Meritage Homes Corp.	6,570	442,424
*	Mister Car Wash, Inc.	26,417	187,032
*	Mohawk Industries, Inc.	6,920	730,475
	Monro, Inc.	4,116	72,277
*	Motorcar Parts of America, Inc.	2,184	24,504
	Movado Group, Inc.	2,400	65,376
	Nathan's Famous, Inc.	300	30,114
*	National Vision Holdings, Inc.	9,701	225,257
	NIKE, Inc., Class B	34,809	1,544,127
*	Norwegian Cruise Line Holdings Ltd.	47,448	862,605
*	NVR, Inc.	300	1,894,761
*	Ollie's Bargain Outlet Holdings, Inc.	7,308	632,215
	OneSpaWorld Holdings Ltd.	10,972	270,570
*	O'Reilly Automotive, Inc.	9,205	914,977
	Oxford Industries, Inc.	1,896	81,225
	Papa John's International, Inc.	2,590	93,732
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Patrick Industries, Inc.	4,400	$409,200
	Penske Automotive Group, Inc.	6,155	1,055,706
	Perdoceo Education Corp.	10,364	351,754
*	Petco Health & Wellness Co., Inc.	32,381	91,962
	Phinia, Inc.	4,988	359,884
*	Planet Fitness, Inc., Class A	5,701	380,086
	Polaris, Inc.	5,168	342,483
	Pool Corp.	2,253	480,610
	PulteGroup, Inc.	24,354	2,979,955
*	Pursuit Attractions & Hospitality, Inc.	3,606	151,740
	PVH Corp.	5,068	463,418
*	QuantumScape Corp.	50,706	369,647
	Ralph Lauren Corp.	5,141	1,843,768
*	Rave Restaurant Group, Inc.	205	568
*	Revolve Group, Inc.	5,809	147,839
*	RH	1,471	194,113
#*	Rivian Automotive, Inc., Class A	78,852	1,293,173
	Rocky Brands, Inc.	402	14,741
	Ross Stores, Inc.	23,644	5,385,867
	Royal Caribbean Cruises Ltd.	23,183	6,114,748
*	Sally Beauty Holdings, Inc.	14,352	203,511
*	Savers Value Village, Inc.	1,675	14,154
	Service Corp. International	15,946	1,292,104
*	Shake Shack, Inc., Class A	3,578	366,602
#*	SharkNinja, Inc.	12,894	1,489,644
	Shoe Carnival, Inc.	3,510	65,005
	Signet Jewelers Ltd.	8,025	714,466
*	Sleep Number Corp.	2,189	6,589
*	Smith Douglas Homes Corp.	615	8,721
*	Solid Power, Inc.	25,934	89,472
	Somnigroup International, Inc.	17,830	1,352,584
	Sonic Automotive, Inc., Class A	2,836	223,335
*	Sonos, Inc.	12,142	180,066
	Standard Motor Products, Inc.	2,569	96,004
	Steven Madden Ltd.	9,277	348,444
*	Stitch Fix, Inc., Class A	19,988	72,756

7

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stoneridge, Inc.	5,645	$39,515
	Strategic Education, Inc.	2,792	218,893
*	Strattec Security Corp.	437	32,889
*	Stride, Inc.	4,661	452,863
	Superior Group of Cos., Inc.	1,686	19,018
*	Sweetgreen, Inc., Class A	4,752	32,694
*	Sypris Solutions, Inc.	3,670	12,221
	Tapestry, Inc.	36,985	5,364,304
*	Target Hospitality Corp.	7,359	107,000
*	Taylor Morrison Home Corp.	18,726	1,137,417
*	Tesla, Inc.	23,117	8,822,141
	Texas Roadhouse, Inc.	6,072	977,531
	Thor Industries, Inc.	5,889	465,467
	TJX Cos., Inc.	44,208	6,929,604
	Toll Brothers, Inc.	12,854	1,827,068
*	TopBuild Corp.	3,342	1,479,503
	Tractor Supply Co.	47,075	1,652,332
	Travel & Leisure Co.	5,347	345,737
*	Udemy, Inc.	7,221	34,228
*	Ulta Beauty, Inc.	3,333	1,791,421
*	Under Armour, Inc. (UA US), Class C	34,811	211,303
*	Under Armour, Inc. (UAA US), Class A	8,157	51,308
*	Unifi, Inc.	2,302	8,379
*	United Parks & Resorts, Inc.	4,351	153,373
*	Universal Electronics, Inc.	3,100	13,051
*	Universal Technical Institute, Inc.	8,514	319,530
	Upbound Group, Inc.	7,274	143,734
*	Urban Outfitters, Inc.	15,120	1,063,541
#	Vail Resorts, Inc.	2,533	322,147
#*	Valvoline, Inc.	14,742	489,877
*	Vera Bradley, Inc.	16,200	66,582
*	Versigent PLC	5,070	177,298
	VF Corp.	27,927	528,658
*	Victoria's Secret & Co.	9,405	487,461
*	Vince Holding Corp.	3,818	19,052
	Visteon Corp.	3,195	356,913
*	Warby Parker, Inc., Class A	6,346	140,374
*	Wayfair, Inc., Class A	7,421	474,425
#	Wendy's Co.	24,810	172,678
	Weyco Group, Inc.	1,047	34,541
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Whirlpool Corp.	2,759	$154,670
	Williams-Sonoma, Inc.	8,855	1,604,615
#	Wingstop, Inc.	2,160	354,370
	Winmark Corp.	350	133,171
	Winnebago Industries, Inc.	3,180	103,700
	Wolverine World Wide, Inc.	7,848	133,573
	Wyndham Hotels & Resorts, Inc.	9,160	745,441
*	XPEL, Inc.	1,185	56,430
*	YETI Holdings, Inc.	6,368	251,281
	Yum! Brands, Inc.	9,314	1,486,980
*	Zumiez, Inc.	1,507	37,027
TOTAL CONSUMER DISCRETIONARY			276,106,561
CONSUMER STAPLES — (4.9%)
	Albertsons Cos., Inc., Class A	49,288	830,503
	Alico, Inc.	1,900	79,059
	Andersons, Inc.	5,770	453,176
	Archer-Daniels-Midland Co.	25,633	1,910,684
	B&G Foods, Inc.	2,700	14,958
*	BellRing Brands, Inc.	9,620	171,236
*	BJ's Wholesale Club Holdings, Inc.	18,829	1,767,855
	Bunge Global SA	12,980	1,649,369
	Calavo Growers, Inc.	2,336	65,782
	Cal-Maine Foods, Inc.	6,197	478,780
#	Campbell's Co.	6,244	129,813
	Casey's General Stores, Inc.	3,887	3,195,697
*	Central Garden & Pet Co. (CENT US)	1,889	69,931
*	Central Garden & Pet Co. (CENTA US), Class A	10,697	358,991
*	Chefs' Warehouse, Inc.	4,355	337,948
	Clorox Co.	5,736	553,180
	Coca-Cola Co.	145,178	11,434,219
	Coca-Cola Consolidated, Inc.	8,910	1,827,174
	Coffee Holding Co., Inc.	2,499	11,620
	Colgate-Palmolive Co.	35,419	3,023,366
	Conagra Brands, Inc.	5,686	81,594
	Costco Wholesale Corp.	13,596	13,793,550
*	Coty, Inc., Class A	70,778	174,114

8

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Darling Ingredients, Inc.	18,246	$1,171,941
	Dole PLC	9,230	140,111
	Dollar General Corp.	19,695	2,282,257
*	Dollar Tree, Inc.	18,484	1,794,981
	Edgewell Personal Care Co.	3,658	82,488
*	elf Beauty, Inc.	1,825	116,745
	Estee Lauder Cos., Inc., Class A	19,917	1,527,833
	Flowers Foods, Inc.	3,896	35,298
	Fresh Del Monte Produce, Inc.	6,820	285,690
*††	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	3,704	249,576
	General Mills, Inc.	56,733	2,003,242
#*	Grocery Outlet Holding Corp.	2,254	17,829
*	Herbalife Ltd.	13,736	228,018
	Hershey Co.	7,482	1,389,707
	Hormel Foods Corp.	4,800	103,056
	Ingles Markets, Inc., Class A	1,865	170,592
	Ingredion, Inc.	8,097	904,759
	Interparfums, Inc.	3,484	317,810
	J&J Snack Foods Corp.	1,527	134,773
	J.M. Smucker Co.	10,749	1,053,724
	John B Sanfilippo & Son, Inc.	985	80,563
	Kenvue, Inc.	50,567	886,440
	Keurig Dr. Pepper, Inc.	40,046	1,177,352
#	Kimberly-Clark Corp.	15,787	1,553,914
	Kraft Heinz Co.	51,743	1,172,496
	Kroger Co.	79,338	5,400,538
	Lamb Weston Holdings, Inc.	14,157	616,537
#	Lifevantage Corp.	2,233	11,277
*	Lifeway Foods, Inc.	2,012	54,002
	Limoneira Co.	1,700	21,641
*	Mama's Creations, Inc.	2,612	37,064
*	Maplebear, Inc.	25,546	1,081,873
	Marzetti Co.	3,245	422,759
	McCormick & Co., Inc. (MKC US)	14,677	746,179
	McCormick & Co., Inc. (MKC/V US)	180	9,112
*	Mission Produce, Inc.	8,048	111,545
	Mondelez International, Inc., Class A	45,389	2,788,700
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Monster Beverage Corp.	38,647	$2,978,524
*	National Beverage Corp.	8,976	307,159
*	Natural Alternatives International, Inc.	2,100	5,607
	Natural Grocers by Vitamin Cottage, Inc.	2,911	84,303
	Natural Health Trends Corp.	3,200	9,984
*	Nature's Sunshine Products, Inc.	1,300	35,308
	Oil-Dri Corp. of America	1,754	127,954
	PepsiCo, Inc.	50,623	8,023,239
	Pilgrim's Pride Corp.	15,574	515,499
*	Post Holdings, Inc.	7,098	743,516
	PriceSmart, Inc.	3,943	618,736
	Reynolds Consumer Products, Inc.	18,490	387,735
	Seaboard Corp.	102	579,965
*	Seneca Foods Corp. (SENEA US), Class A	1,000	139,860
*»	Seneca Foods Corp. (SENEB US), Class B	301	41,848
*	Simply Good Foods Co.	9,903	132,403
	Spectrum Brands Holdings, Inc.	3,764	310,906
*	Sprouts Farmers Market, Inc.	16,988	1,390,468
	Sysco Corp.	28,563	2,133,942
	Target Corp.	36,571	4,745,087
	Tootsie Roll Industries, Inc.	4,601	194,254
»	TreeHouse Foods, Inc.	4,447	8,583
	Tyson Foods, Inc., Class A	15,065	965,215
*	U.S. Foods Holding Corp.	31,803	2,973,262
*	United Natural Foods, Inc.	7,224	361,344
*	USANA Health Sciences, Inc.	2,400	45,720
	Utz Brands, Inc.	4,864	38,717
	Village Super Market, Inc., Class A	770	33,179
*	Vita Coco Co., Inc.	7,460	492,285
	Walmart, Inc.	125,282	16,528,454
	WD-40 Co.	1,559	327,328

9

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Weis Markets, Inc.	3,173	$222,681
TOTAL CONSUMER STAPLES			118,098,086
ENERGY — (2.5%)
*	Amplify Energy Corp.	8,700	55,680
	Archrock, Inc.	22,541	873,464
	Baker Hughes Co.	71,609	4,988,999
	Bristow Group, Inc.	3,445	169,253
	Cactus, Inc., Class A	5,931	330,475
#*	Centrus Energy Corp., Class A	3,218	678,869
	Cheniere Energy, Inc.	16,062	4,416,247
*	Clean Energy Fuels Corp.	26,300	60,490
	Core Laboratories, Inc.	4,395	64,387
*	CVR Energy, Inc.	13,186	436,984
	Energy Services of America Corp.	1,620	27,540
	Epsilon Energy Ltd.	14,303	90,967
	Evolution Petroleum Corp.	4,751	22,805
	Excelerate Energy, Inc., Class A	2,693	93,986
*	Expro Group Holdings NV	14,252	259,529
*	Forum Energy Technologies, Inc.	1,425	89,590
	FutureFuel Corp.	3,578	17,818
*	Geospace Technologies Corp.	340	3,111
*	Green Plains, Inc.	7,983	138,744
	Halliburton Co.	49,392	2,089,282
*	Helix Energy Solutions Group, Inc.	15,623	161,698
	Helmerich & Payne, Inc.	10,777	435,175
	HF Sinclair Corp.	22,806	1,532,791
*	Innovex International, Inc.	6,259	173,812
	Kinetik Holdings, Inc.	829	41,898
	Kodiak Gas Services, Inc.	8,197	555,757
	Liberty Energy, Inc.	17,853	603,253
	Marathon Petroleum Corp.	14,554	3,613,613
*	MIND Technology, Inc.	2,772	17,214
*	Nabors Industries Ltd.	1,486	152,478
*	National Energy Services Reunited Corp.	9,424	235,035
		Shares	Value†
ENERGY — (Continued)
	Natural Gas Services Group, Inc.	1,338	$54,443
*	NCS Multistage Holdings, Inc.	17	929
#	Noble Corp. PLC	19,224	981,001
	Nordic American Tankers Ltd.	29,128	162,534
	NOV, Inc.	43,057	880,946
*	Oil States International, Inc.	8,483	97,385
	ONEOK, Inc.	33,084	3,058,947
*	Par Pacific Holdings, Inc.	6,515	427,840
	Patterson-UTI Energy, Inc.	34,721	424,291
	PBF Energy, Inc., Class A	14,385	623,734
	Phillips 66	21,061	3,773,078
*	ProPetro Holding Corp.	14,964	256,333
	Ranger Energy Services, Inc., Class A	700	12,222
*	REX American Resources Corp.	5,620	272,570
	RPC, Inc.	26,369	207,788
*	Seadrill Ltd.	7,298	362,638
	Select Water Solutions, Inc.	13,467	225,303
	SLB Ltd.	93,568	5,322,148
	Solaris Energy Infrastructure, Inc.	4,135	305,328
*	Stabilis Solutions, Inc.	600	2,550
	Targa Resources Corp.	16,402	4,265,832
	TechnipFMC PLC	63,942	4,832,097
	Teekay Corp. Ltd.	10,932	146,051
	Teekay Tankers Ltd., Class A	4,751	373,191
*	TETRA Technologies, Inc.	20,544	195,579
	Texas Pacific Land Corp.	5,838	2,590,145
*	Tidewater, Inc.	5,000	446,650
*	Transocean Ltd.	120,743	823,467
*	Valaris Ltd.	8,340	850,513
	Valero Energy Corp.	17,983	4,542,146
	Viper Energy, Inc., Class A	10,300	508,614
	Weatherford International PLC	7,814	862,275
	World Kinect Corp.	7,079	190,921
TOTAL ENERGY			60,510,433

10

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (16.6%)
	1st Source Corp.	3,311	$243,458
	Acadian Asset Management, Inc.	5,920	398,712
	ACNB Corp.	719	36,446
	Affiliated Managers Group, Inc.	3,643	1,073,483
*	Affinity Bancshares, Inc.	836	18,743
*	Affirm Holdings, Inc.	13,635	876,458
	Aflac, Inc.	25,498	2,898,358
	Alerus Financial Corp.	296	7,974
	Allstate Corp.	20,776	4,513,794
	Ally Financial, Inc.	35,484	1,575,135
	Amalgamated Financial Corp.	4,607	188,334
	Amerant Bancorp, Inc.	4,494	103,227
	American Coastal Insurance Corp.	2,127	25,311
	American Express Co.	24,847	8,026,823
	American Financial Group, Inc.	9,291	1,238,212
	American International Group, Inc.	31,687	2,370,188
	Ameriprise Financial, Inc.	7,848	3,726,152
	Ameris Bancorp	8,793	749,603
	AMERISAFE, Inc.	2,201	66,690
	AmeriServ Financial, Inc.	300	1,188
	Ames National Corp.	629	17,725
	Aon PLC, Class A	12,492	3,893,132
	Apollo Global Management, Inc.	20,975	2,699,902
*	Arch Capital Group Ltd.	21,896	2,068,296
#	ARES Management Corp., Class A	3,884	455,982
	Arrow Financial Corp.	2,582	95,147
	Arthur J Gallagher & Co.	11,643	2,403,115
#	Artisan Partners Asset Management, Inc., Class A	8,713	326,215
	Associated Banc-Corp.	20,501	577,308
	Assurant, Inc.	5,558	1,313,189
	Assured Guaranty Ltd.	7,136	584,438
	Atlantic Union Bankshares Corp.	18,271	687,903
		Shares	Value†
FINANCIALS — (Continued)
*	Atlanticus Holdings Corp.	1,700	$134,997
	Auburn National BanCorp, Inc.	506	12,129
	Axis Capital Holdings Ltd.	11,507	1,155,418
*	Axos Financial, Inc.	7,410	714,620
*	Baldwin Insurance Group, Inc.	6,123	139,115
	Banc of California, Inc.	20,030	375,162
	BancFirst Corp.	5,329	594,770
*	Bancorp, Inc.	5,906	353,356
	Bank First Corp.	585	85,006
	Bank of America Corp.	191,203	10,221,712
	Bank of Hawaii Corp.	5,099	405,421
	Bank of Marin Bancorp	927	23,768
	Bank of New York Mellon Corp.	36,454	4,898,324
	Bank of NT Butterfield & Son Ltd.	5,813	322,331
	Bank of the James Financial Group, Inc.	1,236	28,379
	Bank OZK	14,543	700,391
	Bank7 Corp.	727	31,217
	BankUnited, Inc.	8,806	409,303
	Bankwell Financial Group, Inc.	700	36,204
	Banner Corp.	4,434	296,679
	Bar Harbor Bankshares	1,390	47,607
	BayCom Corp.	742	22,245
	BCB Bancorp, Inc.	1,023	10,383
	Beacon Financial Corp.	10,405	296,855
	BGC Group, Inc., Class A	46,427	521,375
	Blackrock, Inc.	3,599	3,835,094
	Blackstone, Inc.	4,899	615,216
*	Block, Inc.	15,690	1,106,302
	Blue Ridge Bankshares, Inc.	549	1,883
	BOK Financial Corp.	8,156	1,091,191
*	Bowhead Specialty Holdings, Inc.	928	22,068
	Bread Financial Holdings, Inc.	7,310	619,742
*	Bridgewater Bancshares, Inc.	3,552	64,398
*	Brighthouse Financial, Inc.	9,622	599,066

11

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Broadway Financial Corp.	1,154	$9,197
	Brown & Brown, Inc.	13,262	797,709
	Burke & Herbert Financial Services Corp.	812	52,220
	Business First Bancshares, Inc.	3,511	96,131
*	BV Financial, Inc.	732	14,333
	Byline Bancorp, Inc.	5,176	166,408
	C&F Financial Corp.	500	37,375
	California BanCorp	1,165	21,774
	Camden National Corp.	2,170	104,529
	Capital Bancorp, Inc.	758	23,869
	Capital City Bank Group, Inc.	2,300	106,191
	Capital One Financial Corp.	32,828	6,279,996
	Capitol Federal Financial, Inc.	17,901	137,480
	Carlyle Group, Inc.	27,272	1,365,509
*	Carter Bankshares, Inc.	2,267	58,035
	Cass Information Systems, Inc.	1,795	84,886
	Cathay General Bancorp	8,858	496,314
	CB Financial Services, Inc.	824	28,988
	Cboe Global Markets, Inc.	5,617	1,685,606
	Central Pacific Financial Corp.	3,460	115,149
	CF Bankshares, Inc.	840	24,612
	Charles Schwab Corp.	46,611	4,271,432
	Chemung Financial Corp.	400	26,564
	ChoiceOne Financial Services, Inc.	447	13,423
	Chubb Ltd.	11,212	3,666,324
	Cincinnati Financial Corp.	9,056	1,481,562
	Citigroup, Inc.	51,458	6,585,595
	Citizens & Northern Corp.	1,891	41,753
	Citizens Community Bancorp, Inc.	816	16,932
	Citizens Financial Group, Inc.	28,951	1,883,263
	Citizens Financial Services, Inc.	329	20,780
	City Holding Co.	1,859	228,583
		Shares	Value†
FINANCIALS — (Continued)
	Civista Bancshares, Inc.	1,100	$27,357
	CME Group, Inc.	6,383	1,837,155
	CNB Financial Corp.	3,605	109,520
	CNO Financial Group, Inc.	8,350	371,157
*	Coastal Financial Corp.	1,994	150,786
	Cohen & Steers, Inc.	6,236	438,328
*	Coinbase Global, Inc., Class A	8,256	1,550,229
	Colony Bankcorp, Inc.	790	15,674
	Columbia Banking System, Inc.	15,146	448,322
*	Columbia Financial, Inc.	13,617	261,855
	Commerce Bancshares, Inc.	16,320	849,130
	Community Financial System, Inc.	6,561	415,705
	Community Trust Bancorp, Inc.	2,870	186,349
	Community West Bancshares	1,965	46,610
	ConnectOne Bancorp, Inc.	5,520	161,294
*	Consumer Portfolio Services, Inc.	4,008	36,393
	Corebridge Financial, Inc.	54,249	1,494,017
*	Corpay, Inc.	8,774	2,688,968
	Crawford & Co. (CRD/A US), Class A	2,549	27,376
	Crawford & Co. (CRD/B US), Class B	3,450	34,603
#*	Credit Acceptance Corp.	1,441	727,575
	Cullen/Frost Bankers, Inc.	7,488	1,085,236
*	Customers Bancorp, Inc.	4,333	330,478
	CVB Financial Corp.	22,749	463,397
*	Dave, Inc.	1,716	466,735
	DigitalBridge Group, Inc.	15,432	240,122
	Dime Community Bancshares, Inc.	5,618	201,630
	Donegal Group, Inc. (DGICA US), Class A	5,426	91,265

12

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Donnelley Financial Solutions, Inc.	3,525	$177,307
	Eagle Bancorp Montana, Inc.	700	15,484
	Eagle Bancorp, Inc.	4,278	110,586
	Eagle Financial Services, Inc.	510	19,217
	East West Bancorp, Inc.	12,958	1,638,798
	Eastern Bankshares, Inc.	30,038	607,669
*	eHealth, Inc.	1,615	3,327
	Employers Holdings, Inc.	4,714	198,554
	Enact Holdings, Inc.	7,302	312,014
*	Encore Capital Group, Inc.	3,038	251,455
*	Enova International, Inc.	5,833	988,169
	Enterprise Financial Services Corp.	4,742	274,182
	Equitable Holdings, Inc.	45,319	1,912,462
	Equity Bancshares, Inc., Class A	2,425	109,949
#	Erie Indemnity Co., Class A	3,142	687,878
	Esquire Financial Holdings, Inc.	913	95,975
	Essent Group Ltd.	16,067	972,375
*	Euronet Worldwide, Inc.	3,667	265,417
	Evercore, Inc., Class A	2,909	934,633
	Everest Group Ltd.	2,964	1,057,437
	EVERTEC, Inc.	10,776	318,215
*	EZCORP, Inc., Class A	8,301	272,107
	F&G Annuities & Life, Inc.	6,573	188,251
	FactSet Research Systems, Inc.	1,649	375,279
	Farmers & Merchants Bancorp, Inc.	978	26,191
	Farmers National Banc Corp.	5,344	75,190
*	FB Bancorp, Inc.	1,924	26,898
	FB Financial Corp.	8,390	453,647
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,334	231,849
	Federated Hermes, Inc.	10,140	589,033
		Shares	Value†
FINANCIALS — (Continued)
	Fidelis Insurance Holdings Ltd.	10,741	$226,957
	Fidelity D&D Bancorp, Inc.	535	24,123
	Fidelity National Financial, Inc.	22,945	1,200,023
	Fidelity National Information Services, Inc.	33,627	1,564,664
*	Fifth District Bancorp, Inc.	694	10,493
	Fifth Third Bancorp	59,303	3,010,220
*	Finance of America Cos., Inc., Class A	1,496	29,546
	Financial Institutions, Inc.	2,921	99,518
	Finward Bancorp	365	11,746
*	Finwise Bancorp	1,129	17,556
	First American Financial Corp.	12,730	892,755
	First BanCorp	36,242	879,956
	First Bancorp, Inc.	1,481	42,149
	First Bancorp/Southern Pines NC	7,528	434,667
	First Bank	916	13,593
	First Busey Corp.	10,391	272,244
	First Business Financial Services, Inc.	989	55,582
	First Capital, Inc.	510	27,581
	First Citizens BancShares, Inc., Class A	951	1,886,613
	First Commonwealth Financial Corp.	13,402	246,731
	First Community Bankshares, Inc.	3,590	153,006
	First Community Corp.	986	29,195
	First Financial Bancorp	25,352	767,659
	First Financial Bankshares, Inc.	14,409	464,978
	First Financial Corp.	1,520	99,818
	First Hawaiian, Inc.	15,406	420,276
	First Horizon Corp.	69,521	1,735,244
	First Interstate BancSystem, Inc., Class A	10,871	385,812
	First Merchants Corp.	7,840	317,050
	First Mid Bancshares, Inc.	2,802	117,936
	First National Corp.	673	17,983

13

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Northwest Bancorp	4,200	$42,000
	First U.S. Bancshares, Inc.	1,038	17,127
	First United Corp.	1,505	55,926
*	First Western Financial, Inc.	1,204	34,085
	FirstCash Holdings, Inc.	5,688	1,241,235
*	Firstsun Capital Bancorp	3,548	125,457
*	Fiserv, Inc.	14,917	934,550
	Five Star Bancorp	1,778	71,920
	Flagstar Bank NA	48,365	675,659
	Flushing Financial Corp.	5,263	84,840
*	Flywire Corp.	15,800	213,458
	FNB Corp.	64,949	1,159,340
	Franklin Financial Services Corp.	385	21,695
	Franklin Resources, Inc.	28,398	851,088
	FS Bancorp, Inc.	850	34,544
	Fulton Financial Corp.	23,531	508,034
	FVCBankcorp, Inc.	1,089	17,054
	GCM Grosvenor, Inc., Class A	2,754	30,074
*	Genworth Financial, Inc.	46,605	409,658
	German American Bancorp, Inc.	5,088	219,140
	Glacier Bancorp, Inc.	14,720	722,016
	Global Payments, Inc.	16,903	1,216,340
	Globe Life, Inc.	8,651	1,334,849
	Goldman Sachs Group, Inc.	10,045	9,279,270
*	Goosehead Insurance, Inc., Class A	1,451	64,990
	Great Southern Bancorp, Inc.	2,505	170,891
*	Green Dot Corp., Class A	5,362	67,293
	Greene County Bancorp, Inc.	1,200	28,860
*	Greenlight Capital Re Ltd., Class A	3,313	60,694
	Hamilton Insurance Group Ltd., Class B	5,409	177,253
	Hamilton Lane, Inc., Class A	4,429	407,424
	Hancock Whitney Corp.	12,778	862,643
		Shares	Value†
FINANCIALS — (Continued)
	Hanmi Financial Corp.	3,863	$115,542
	Hanover Bancorp, Inc.	118	2,799
	Hanover Insurance Group, Inc.	4,586	860,746
	Hartford Insurance Group, Inc.	30,878	4,224,419
	Hawthorn Bancshares, Inc.	933	31,367
	HBT Financial, Inc.	2,197	60,989
	HCI Group, Inc.	1,385	212,694
	Hennessy Advisors, Inc.	934	9,340
	Heritage Financial Corp.	3,262	89,770
*	Heritage Insurance Holdings, Inc.	1,200	35,184
	Hilltop Holdings, Inc.	8,077	304,261
	Hingham Institution For Savings	290	82,418
*	Hippo Holdings, Inc.	2,763	72,750
	Home Bancorp, Inc.	1,154	71,767
	Home BancShares, Inc.	25,266	678,897
	Home Federal Bancorp, Inc. of Louisiana	208	3,898
	HomeTrust Bancshares, Inc.	2,244	102,483
	Hope Bancorp, Inc.	12,184	151,691
	Horace Mann Educators Corp.	5,218	237,106
	Horizon Bancorp, Inc.	6,336	114,682
	Houlihan Lokey, Inc.	4,763	737,074
	Huntington Bancshares, Inc.	189,283	3,172,383
	Independent Bank Corp. (IBCP US)	4,359	144,762
	Independent Bank Corp. (INDB US)	4,715	367,723
	Interactive Brokers Group, Inc., Class A	3,308	262,986
	Intercontinental Exchange, Inc.	16,965	2,681,997
	International Bancshares Corp.	7,969	571,696
	Invesco Ltd.	51,904	1,360,404
	Investar Holding Corp.	909	25,188
	Investors Title Co.	166	39,305
	Jack Henry & Associates, Inc.	6,257	962,014

14

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Jackson Financial, Inc., Class A	9,942	$1,150,985
	James River Group Holdings, Inc.	7,500	46,500
	Jefferies Financial Group, Inc.	24,349	1,174,109
	JPMorgan Chase & Co.	96,524	30,234,213
	Kearny Financial Corp.	8,353	67,158
	Kemper Corp.	6,811	229,463
*	Kentucky First Federal Bancorp	682	3,089
	KeyCorp	76,584	1,693,272
	Kingstone Cos., Inc.	1,813	30,223
	Kinsale Capital Group, Inc.	2,147	694,791
	KKR & Co., Inc.	15,755	1,643,877
	Lake Shore Bancorp, Inc.	230	3,740
	Lakeland Financial Corp.	4,557	275,790
	Landmark Bancorp, Inc.	764	20,261
	Lazard, Inc.	12,960	628,560
	LCNB Corp.	700	11,347
*	LendingClub Corp.	13,416	229,011
*	LendingTree, Inc.	1,874	92,932
	Lincoln National Corp.	21,888	827,585
	LINKBANCORP, Inc.	1,774	15,416
	Live Oak Bancshares, Inc.	4,756	178,826
	Loews Corp.	17,261	1,943,761
	LPL Financial Holdings, Inc.	7,451	2,489,603
	M&T Bank Corp.	9,279	2,028,668
	Magyar Bancorp, Inc.	1,027	17,870
	MainStreet Bancshares, Inc.	550	12,881
*	Markel Group, Inc.	1,080	1,914,268
	MarketAxess Holdings, Inc.	1,931	303,534
*	Marqeta, Inc., Class A	47,275	205,173
	Marsh & McLennan Cos., Inc.	13,076	2,192,976
	Mastercard, Inc., Class A	28,039	14,101,374
	Mechanics Bancorp, Class A	439	6,482
	Mercantile Bank Corp.	2,301	118,064
	Merchants Bancorp	5,547	258,157
		Shares	Value†
FINANCIALS — (Continued)
	Mercury General Corp.	7,101	$690,998
	Meridian Corp.	2,200	41,404
	MetLife, Inc.	41,121	3,293,792
	Metrocity Bankshares, Inc.	2,733	87,429
	Metropolitan Bank Holding Corp.	1,337	118,124
	MGIC Investment Corp.	34,361	909,879
	Mid Penn Bancorp, Inc.	3,148	103,790
	Midland States Bancorp, Inc.	3,115	81,021
	Moelis & Co., Class A	8,216	535,026
	Moody's Corp.	5,095	2,353,126
	Morgan Stanley	39,147	7,461,027
	Morningstar, Inc.	1,938	326,960
	MSCI, Inc.	1,963	1,160,938
	MVB Financial Corp.	1,500	39,195
	Nasdaq, Inc.	26,124	2,401,057
	National Bank Holdings Corp., Class A	4,848	207,010
	National Bankshares, Inc.	518	18,542
	Navient Corp.	17,038	157,431
	NB Bancorp, Inc.	237	4,652
	NBT Bancorp, Inc.	7,601	332,088
*	NCR Atleos Corp.	9,434	418,681
	Nelnet, Inc., Class A	3,729	528,399
*	NerdWallet, Inc., Class A	4,662	50,536
*	NI Holdings, Inc.	1,752	22,566
	Nicolet Bankshares, Inc.	2,825	413,806
*	NMI Holdings, Inc.	9,946	385,010
	Northeast Bank	1,293	160,785
	Northeast Community Bancorp, Inc.	1,235	29,634
	Northern Trust Corp.	16,431	2,733,133
	Northfield Bancorp, Inc.	6,755	94,232
	Northrim BanCorp, Inc.	3,600	88,308
	Northwest Bancshares, Inc.	21,654	299,475
	Norwood Financial Corp.	288	8,430
	Oak Valley Bancorp	1,680	55,574
	OceanFirst Financial Corp.	7,357	140,298
	OFG Bancorp	5,708	262,340

15

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ohio Valley Banc Corp.	237	$10,549
	Old National Bancorp	45,606	1,093,176
	Old Republic International Corp.	31,855	1,272,607
	Old Second Bancorp, Inc.	5,387	111,026
	OneMain Holdings, Inc.	17,435	1,024,655
*	Onity Group, Inc.	1,033	47,528
	OP Bancorp	1,874	26,873
*	Oportun Financial Corp.	5,989	36,473
	Oppenheimer Holdings, Inc., Class A	1,336	152,945
*	OptimumBank Holdings, Inc.	2,800	15,288
	Orange County Bancorp, Inc.	434	14,799
	Origin Bancorp, Inc.	3,487	163,261
	Orrstown Financial Services, Inc.	1,462	53,714
*	Oscar Health, Inc., Class A	7,725	142,603
*	Palomar Holdings, Inc.	2,862	344,528
	Park National Corp.	2,177	374,858
	Parke Bancorp, Inc.	944	28,424
	Pathward Financial, Inc.	2,920	253,573
*	Paymentus Holdings, Inc., Class A	4,088	114,668
*	Payoneer Global, Inc.	14,940	74,401
	PayPal Holdings, Inc.	48,905	2,452,097
*	Paysign, Inc.	1,323	8,679
	PCB Bancorp	783	18,894
	Peapack-Gladstone Financial Corp.	2,762	115,313
	PennyMac Financial Services, Inc.	6,630	598,623
	Peoples Bancorp of North Carolina, Inc.	800	31,536
	Peoples Bancorp, Inc.	5,619	193,294
	Peoples Financial Services Corp.	400	22,784
	Perella Weinberg Partners	5,887	133,870
	Pinnacle Financial Partners, Inc.	20,310	2,009,471
*	Pioneer Bancorp, Inc.	1,077	15,326
	Piper Sandler Cos.	7,560	659,232
	PJT Partners, Inc., Class A	1,247	190,467
		Shares	Value†
FINANCIALS — (Continued)
	Plumas Bancorp	618	$31,524
	PNC Financial Services Group, Inc.	18,136	4,044,328
*	Ponce Financial Group, Inc.	1,534	26,784
	Popular, Inc.	8,665	1,302,609
*	PRA Group, Inc.	4,169	90,843
	Preferred Bank	1,717	162,651
	Primerica, Inc.	4,299	1,209,180
	Primis Financial Corp.	1,500	21,990
	Princeton Bancorp, Inc.	613	21,927
	Principal Financial Group, Inc.	21,023	2,121,431
*	Priority Technology Holdings, Inc.	4,823	24,983
	PROG Holdings, Inc.	5,070	181,658
	Progressive Corp.	20,164	4,058,610
	Prosperity Bancshares, Inc.	8,517	593,209
	Provident Financial Holdings, Inc.	1,300	22,308
	Provident Financial Services, Inc.	12,649	286,879
	Prudential Financial, Inc.	17,208	1,688,277
	QCR Holdings, Inc.	2,992	270,537
	Radian Group, Inc.	20,031	717,711
	Raymond James Financial, Inc.	13,610	2,154,735
	RBB Bancorp	2,116	51,038
	Red River Bancshares, Inc.	800	72,584
	Regional Management Corp.	1,515	56,585
	Regions Financial Corp.	69,693	1,989,735
	Reinsurance Group of America, Inc.	5,970	1,262,416
*	Remitly Global, Inc.	18,821	411,992
	RenaissanceRe Holdings Ltd.	5,264	1,615,890
	Renasant Corp.	12,273	489,570
*	Repay Holdings Corp.	7,678	29,100
	Republic Bancorp, Inc., Class A	3,438	260,360
*	Rhinebeck Bancorp, Inc.	1,100	17,974
	Richmond Mutual BanCorp, Inc.	807	12,767
	Riverview Bancorp, Inc.	100	518
	RLI Corp.	9,811	507,915

16

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Robinhood Markets, Inc., Class A	45,283	$3,300,678
#*	Rocket Cos., Inc., Class A	154,814	2,263,381
	S&P Global, Inc.	5,191	2,238,515
	S&T Bancorp, Inc.	4,948	218,355
	Safety Insurance Group, Inc.	2,030	152,575
	SB Financial Group, Inc.	1,000	20,840
	Seacoast Banking Corp. of Florida	10,594	333,393
*	Security National Financial Corp., Class A	3,788	37,122
	SEI Investments Co.	14,347	1,300,986
	Selective Insurance Group, Inc.	7,802	654,978
	ServisFirst Bancshares, Inc.	7,036	560,206
*	Sezzle, Inc.	2,953	235,059
	Shore Bancshares, Inc.	2,792	53,886
	Sierra Bancorp	1,944	70,140
	Silvercrest Asset Management Group, Inc., Class A	800	10,520
	Simmons First National Corp., Class A	18,551	394,394
*	SiriusPoint Ltd.	13,571	317,697
*	Skyward Specialty Insurance Group, Inc.	4,159	189,027
	SLM Corp.	34,512	796,537
	SmartFinancial, Inc.	1,389	58,255
#*	SoFi Technologies, Inc.	70,384	1,133,182
	Sound Financial Bancorp, Inc.	600	24,690
	South Plains Financial, Inc.	1,322	54,308
*	Southern First Bancshares, Inc.	700	39,410
	Southern Missouri Bancorp, Inc.	1,213	82,775
	Southside Bancshares, Inc.	4,845	160,030
	Southstate Bank Corp.	11,888	1,161,101
	SR Bancorp, Inc.	874	16,877
	State Street Corp.	17,636	2,695,486
		Shares	Value†
FINANCIALS — (Continued)
	Stellar Bancorp, Inc.	6,448	$242,187
	Stewart Information Services Corp.	3,590	251,264
	Stifel Financial Corp.	13,099	1,032,332
	Stock Yards Bancorp, Inc.	3,713	268,561
*	StoneX Group, Inc.	11,700	1,240,551
*	Summit State Bank	3,500	48,125
	Synchrony Financial	34,918	2,660,752
#	T. Rowe Price Group, Inc.	17,241	1,773,754
*	Texas Capital Bancshares, Inc.	5,866	590,706
#	TFS Financial Corp.	18,591	279,609
*	Third Coast Bancshares, Inc.	582	21,732
	Timberland Bancorp, Inc.	500	19,940
	Tiptree, Inc.	5,339	92,044
*	Toast, Inc., Class A	10,132	288,965
	Tompkins Financial Corp.	2,047	172,501
	Towne Bank	10,152	361,005
	Tradeweb Markets, Inc., Class A	8,199	928,537
	Travelers Cos., Inc.	21,083	6,433,267
	TriCo Bancshares	4,791	240,844
*	Triumph Financial, Inc.	3,047	206,221
	Truist Financial Corp.	48,126	2,478,489
*	Trupanion, Inc.	4,699	112,729
	TrustCo Bank Corp.	2,732	130,043
	Trustmark Corp.	7,843	347,994
	U.S. Bancorp	58,066	3,290,020
	U.S. Global Investors, Inc., Class A	4,324	11,372
	UMB Financial Corp.	9,735	1,228,265
	United Bancorp, Inc.	685	11,220
	United Bancshares, Inc.	436	16,424
	United Bankshares, Inc.	32,272	1,413,836
	United Community Banks, Inc.	13,874	462,420
	United Fire Group, Inc.	3,269	131,806
	Unity Bancorp, Inc.	471	24,624
	Universal Insurance Holdings, Inc.	3,631	143,897
	Univest Financial Corp.	7,001	265,968
	Unum Group	27,292	2,193,731
	USCB Financial Holdings, Inc.	1,231	22,453

17

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Valley National Bancorp	65,143	$883,990
	Value Line, Inc.	213	7,495
*	Velocity Financial, Inc.	3,071	59,240
	Victory Capital Holdings, Inc., Class A	6,090	478,126
	Virtu Financial, Inc., Class A	10,843	538,463
	Virtus Investment Partners, Inc.	1,082	157,485
	Visa, Inc., Class A	55,282	18,234,215
	Voya Financial, Inc.	12,824	1,051,055
	W.R. Berkley Corp.	23,475	1,568,834
	WaFd, Inc.	10,102	357,611
	Walker & Dunlop, Inc.	4,368	219,929
	Washington Trust Bancorp, Inc.	3,552	111,639
	Waterstone Financial, Inc.	2,602	46,888
	Webster Financial Corp.	19,343	1,399,659
	Wells Fargo & Co.	99,238	8,160,341
	WesBanco, Inc.	12,400	426,312
	West BanCorp, Inc.	1,799	43,086
	Westamerica BanCorp	4,017	220,212
	Western Alliance Bancorp	9,644	786,372
	Western New England Bancorp, Inc.	3,241	45,212
#	Western Union Co.	28,723	261,092
	Westwood Holdings Group, Inc.	2,500	41,100
*	WEX, Inc.	3,657	549,757
	White Mountains Insurance Group Ltd.	520	1,160,635
	Willis Towers Watson PLC	5,930	1,519,266
	Wintrust Financial Corp.	8,584	1,292,493
#	WisdomTree, Inc.	21,666	368,322
*	World Acceptance Corp.	699	102,865
	WSFS Financial Corp.	9,060	652,048
	Zions Bancorp NA	17,665	1,120,314
TOTAL FINANCIALS			403,676,575
		Shares	Value†
HEALTH CARE — (4.0%)
*	10X Genomics, Inc., Class A	10,511	$231,768
*	4D Molecular Therapeutics, Inc.	6,762	59,979
††	89bio, Inc.	14,791	5,029
††	Abiomed, Inc.	1,121	17,499
*	Acadia Healthcare Co., Inc.	777	20,120
*	ACADIA Pharmaceuticals, Inc.	18,802	422,105
*	Aclaris Therapeutics, Inc.	1,000	4,340
	Acme United Corp.	700	28,532
*	Acumen Pharmaceuticals, Inc.	2,510	5,999
*	AdaptHealth Corp.	19,408	254,439
*	Addus HomeCare Corp.	2,360	228,660
*	Agios Pharmaceuticals, Inc.	5,562	155,736
††	Akero Therapeutics, Inc.	1,084	705
††	Albireo Pharma, Inc.	2,691	17,169
*	Align Technology, Inc.	3,993	702,808
*	Alkermes PLC	16,751	564,676
*	Alto Neuroscience, Inc.	200	5,132
*	American Well Corp., Class A	4,900	30,968
*	AMN Healthcare Services, Inc.	4,567	93,486
*	AngioDynamics, Inc.	4,532	49,580
*	Anika Therapeutics, Inc.	2,097	26,108
*	Arcus Biosciences, Inc.	8,959	228,454
*	Artiva Biotherapeutics, Inc.	3,040	31,130
*	Artivion, Inc.	5,041	180,619
*	Atea Pharmaceuticals, Inc.	5,020	27,660
*	AtriCure, Inc.	4,426	124,415
*	Aura Biosciences, Inc.	2,600	18,330
*	Avalo Therapeutics, Inc.	2,654	35,564
*	Avanos Medical, Inc.	4,760	117,191
*	Axogen, Inc.	894	38,621
*	Azenta, Inc.	3,988	97,985
	Baxter International, Inc.	27,119	476,752

18

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Beam Therapeutics, Inc.	12,142	$368,267
*	BioAge Labs, Inc.	4,542	76,533
*	BioLife Solutions, Inc.	5,118	107,887
*	Bioventus, Inc., Class A	5,490	54,186
*	Black Diamond Therapeutics, Inc.	15,219	40,330
*	Boston Scientific Corp.	34,605	1,993,594
*	Bridgebio Pharma, Inc.	2,061	146,558
*	BrightSpring Health Services, Inc.	15,023	720,653
*	Brookdale Senior Living, Inc.	25,373	364,356
#	Bruker Corp.	14,778	542,500
*	Cadrenal Therapeutics, Inc.	509	3,395
	Cardinal Health, Inc.	11,318	2,183,016
*	CareDx, Inc.	6,401	133,205
*	Caribou Biosciences, Inc.	20,000	37,600
*	Castle Biosciences, Inc.	4,119	100,874
*	Catalyst Pharmaceuticals, Inc.	14,645	411,964
*	Celldex Therapeutics, Inc.	7,903	259,851
	Cencora, Inc.	9,994	3,078,252
*	Centene Corp.	17,446	936,676
*	Champions Oncology, Inc.	233	1,391
	Chemed Corp.	1,762	748,815
*††	Chinook Therapeutics, Inc.	7,288	0
	Cigna Group	13,761	3,998,671
*	Clover Health Investments Corp.	19,496	53,614
*	Collegium Pharmaceutical, Inc.	5,115	172,529
*	Compass Therapeutics, Inc.	9,674	17,123
	Concentra Group Holdings Parent, Inc.	16,920	380,192
	CONMED Corp.	1,858	68,114
*	Corbus Pharmaceuticals Holdings, Inc.	1,300	12,844
*	CorVel Corp.	6,074	349,012
		Shares	Value†
HEALTH CARE — (Continued)
*	Crinetics Pharmaceuticals, Inc.	3,342	$129,603
*	Cross Country Healthcare, Inc.	7,273	73,603
*	CryoPort, Inc.	6,500	66,690
*	Cullinan Therapeutics, Inc.	6,890	89,914
*	Cumberland Pharmaceuticals, Inc.	331	1,387
	CVS Health Corp.	30,517	2,541,761
*	Cytek Biosciences, Inc.	19,552	89,157
*	CytomX Therapeutics, Inc.	7,723	32,591
*	DarioHealth Corp.	894	6,401
*	DaVita, Inc.	12,701	1,970,433
*	Definitive Healthcare Corp.	9,975	9,507
*	Denali Therapeutics, Inc.	15,079	282,279
	Dentsply Sirona, Inc.	10,254	120,484
*	Design Therapeutics, Inc.	4,362	59,323
*	Dexcom, Inc.	34,885	2,077,402
*	Dianthus Therapeutics, Inc.	4,017	352,693
*	Disc Medicine, Inc.	1,958	129,130
*	Doximity, Inc., Class A	8,334	203,683
*	Dyne Therapeutics, Inc.	9,203	161,513
*	Edgewise Therapeutics, Inc.	8,157	252,541
*	Edwards Lifesciences Corp.	15,591	1,301,848
*	Elanco Animal Health, Inc.	61,496	1,375,666
*	Electromed, Inc.	895	23,010
	Elevance Health, Inc.	11,069	4,166,593
	Embecta Corp.	4,974	45,512
*	Emergent BioSolutions, Inc.	4,000	32,920
*	Enanta Pharmaceuticals, Inc.	3,200	44,448
	Encompass Health Corp.	13,306	1,330,600
*	Enhabit, Inc.	10,645	146,262
*	Enliven Therapeutics, Inc.	1,653	68,153
*	Enovis Corp.	5,370	125,873
	Ensign Group, Inc.	6,165	1,150,944

19

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Entrada Therapeutics, Inc.	343	$4,630
*	Envista Holdings Corp.	19,915	516,595
*	Erasca, Inc.	24,352	259,349
*	Exelixis, Inc.	32,705	1,454,064
*	EyePoint, Inc.	6,118	80,758
*	FONAR Corp.	1,392	26,351
*	Fulcrum Therapeutics, Inc.	8,094	57,710
*	Fulgent Genetics, Inc.	3,912	59,423
*	Ginkgo Bioworks Holdings, Inc.	5,590	47,291
*	Globus Medical, Inc., Class A	12,178	1,098,212
*	Guardian Pharmacy Services, Inc., Class A	336	12,466
*	Haemonetics Corp.	4,379	263,134
*	Halozyme Therapeutics, Inc.	13,388	852,280
*	Harmony Biosciences Holdings, Inc.	6,619	206,910
*	Harrow, Inc.	1,987	80,533
*	HealthEquity, Inc.	8,092	663,787
	HealthStream, Inc.	3,370	69,961
*	Henry Schein, Inc.	14,162	1,056,344
††	HilleVax, Inc.	5,343	598
»	Hologic, Inc.	1,802	18
	Humana, Inc.	6,780	1,603,063
*	ICU Medical, Inc.	2,784	331,853
*	Ideaya Biosciences, Inc.	8,988	261,551
*	IDEXX Laboratories, Inc.	3,495	1,959,996
*	ImmuCell Corp.	2,105	17,808
*	Incyte Corp.	14,693	1,399,802
*	Indivior Pharmaceuticals, Inc.	10,400	382,512
*	InfuSystem Holdings, Inc.	3,700	37,481
*	Innovage Holding Corp.	2,284	18,615
*	Innoviva, Inc.	8,080	185,759
*	Inogen, Inc.	4,900	34,839
*	Insmed, Inc.	1,929	262,981
*	Instil Bio, Inc.	806	6,432
*	Insulet Corp.	3,775	649,828
*	Integer Holdings Corp.	4,492	397,587
*	Integra LifeSciences Holdings Corp.	1,947	20,521
		Shares	Value†
HEALTH CARE — (Continued)
*	Intellia Therapeutics, Inc.	9,939	$133,978
*	Intuitive Surgical, Inc.	2,338	1,069,892
*	Ionis Pharmaceuticals, Inc.	1,476	110,346
*	IQVIA Holdings, Inc.	8,422	1,333,792
	iRadimed Corp.	1,040	86,778
*	Ironwood Pharmaceuticals, Inc.	8,902	36,721
*	Joint Corp.	2,321	20,587
*	Kewaunee Scientific Corp.	263	9,734
*	Kezar Life Sciences, Inc.	1,968	14,386
*	Kiniksa Pharmaceuticals International PLC	5,011	269,492
*	Kodiak Sciences, Inc.	5,861	254,836
*	Krystal Biotech, Inc.	3,235	848,411
*	Kura Oncology, Inc.	6,831	60,318
	Labcorp Holdings, Inc.	6,476	1,663,037
*	Lantern Pharma, Inc.	9,704	19,893
*	Lantheus Holdings, Inc.	9,250	782,735
*	Larimar Therapeutics, Inc.	14,494	58,846
	LeMaitre Vascular, Inc.	2,443	268,119
*	Lexeo Therapeutics, Inc.	8,023	45,691
*	LifeStance Health Group, Inc.	40,880	309,462
*	Ligand Pharmaceuticals, Inc.	2,094	480,468
*	Lipocine, Inc.	2,730	6,361
*	Lisata Therapeutics, Inc.	2,185	6,817
*	LivaNova PLC	6,394	384,279
*	Lyell Immunopharma, Inc.	498	9,826
*	Medpace Holdings, Inc.	2,445	1,023,624
	Medtronic PLC	24,970	2,021,821
*	Merit Medical Systems, Inc.	7,310	498,396
	Mesa Laboratories, Inc.	700	70,000
*	Mettler-Toledo International, Inc.	715	912,776
*	Molina Healthcare, Inc.	4,386	853,603

20

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Natera, Inc.	3,010	$620,542
	National HealthCare Corp.	2,964	513,632
	National Research Corp.	2,585	42,549
*	Nautilus Biotechnology, Inc.	5,423	14,262
*	Neogen Corp.	15,277	143,604
*	NeoGenomics, Inc.	15,174	140,511
*	Neurocrine Biosciences, Inc.	7,459	982,127
*	NextCure, Inc.	307	2,827
*	Novocure Ltd.	7,631	116,067
*	Olema Pharmaceuticals, Inc.	4,795	69,096
*»	OmniAb, Inc. (2200963D US)	977	0
*»	OmniAb, Inc. (2200964D US)	977	0
*	Omnicell, Inc.	5,377	222,715
#*††	Opiant Pharmaceuticals, Inc.	1,079	0
*	Option Care Health, Inc.	19,327	392,918
	Oramed Pharmaceuticals, Inc.	4,929	19,125
*	OraSure Technologies, Inc.	11,009	33,467
*	Organogenesis Holdings, Inc.	16,264	38,220
*	ORIC Pharmaceuticals, Inc.	10,375	102,505
*	Orthofix Medical, Inc.	3,749	44,088
*	OrthoPediatrics Corp.	3,849	57,966
*	Pacira BioSciences, Inc.	5,358	136,575
*	PACS Group, Inc.	1,643	55,123
*	Passage Bio, Inc.	1,069	5,463
*††	PDL BioPharma, Inc.	20,904	6,271
*	Pediatrix Medical Group, Inc.	11,024	248,150
*	Pennant Group, Inc.	4,180	130,918
*	Penumbra, Inc.	2,985	974,543
	Phibro Animal Health Corp., Class A	2,612	138,906
*	Precipio, Inc.	410	12,669
*	Prestige Consumer Healthcare, Inc.	8,493	478,326
*	Privia Health Group, Inc.	11,894	295,566
		Shares	Value†
HEALTH CARE — (Continued)
*	Pro-Dex, Inc.	640	$32,090
*	Progyny, Inc.	3,796	70,530
*	Protara Therapeutics, Inc.	4,825	25,717
*	PTC Therapeutics, Inc.	4,876	317,233
*	Puma Biotechnology, Inc.	3,075	23,093
*	Quanterix Corp.	1,794	5,615
	Quest Diagnostics, Inc.	11,211	2,177,176
*	QuidelOrtho Corp.	5,373	66,088
*	RadNet, Inc.	7,849	443,861
*	Rafael Holdings, Inc., Class B	1,879	2,386
*	Rapid Micro Biosystems, Inc., Class A	110	264
*	Relay Therapeutics, Inc.	21,937	284,304
*	Repligen Corp.	3,778	446,975
*	Replimune Group, Inc.	7,178	18,447
	ResMed, Inc.	6,841	1,462,674
*	Rigel Pharmaceuticals, Inc.	1,707	49,332
*	Roivant Sciences Ltd.	67,290	1,919,784
	Select Medical Holdings Corp.	20,968	344,085
*	Sensus Healthcare, Inc.	7,608	30,204
*	Shattuck Labs, Inc.	3,697	26,434
*	SI-BONE, Inc.	4,988	61,801
	SIGA Technologies, Inc.	1,723	7,926
*	Sight Sciences, Inc.	2,129	8,708
*	Solid Biosciences, Inc.	13,684	99,346
*	Sotera Health Co.	30,462	473,989
*	STAAR Surgical Co.	3,436	90,573
	STERIS PLC	7,364	1,597,104
*	Stoke Therapeutics, Inc.	6,028	197,236
	Stryker Corp.	8,988	2,832,388
*	Supernus Pharmaceuticals, Inc.	6,812	326,976
*	Tactile Systems Technology, Inc.	1,970	45,349
*	Talkspace, Inc.	18,113	94,006
*	Teladoc Health, Inc.	18,868	114,340
	Teleflex, Inc.	1,314	162,818

21

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Terns Pharmaceuticals, Inc.	11,200	$592,816
*	TG Therapeutics, Inc.	3,969	134,073
*	Theravance Biopharma, Inc.	5,750	96,255
*††	Third Harmonic Bio, Inc.	2,266	0
*	TransMedics Group, Inc.	2,062	207,829
*	TruBridge, Inc.	1,404	36,083
*	Tyra Biosciences, Inc.	1,363	47,364
	U.S. Physical Therapy, Inc.	1,729	123,139
*	UFP Technologies, Inc.	884	169,401
	Utah Medical Products, Inc.	296	19,364
*	Varex Imaging Corp.	8,078	94,109
*	Vaxcyte, Inc.	5,498	314,706
*	Veeva Systems, Inc., Class A	4,380	683,149
*	Vericel Corp.	3,106	107,871
††	Verve Therapeutics, Inc.	6,317	11,750
*	Viridian Therapeutics, Inc.	2,525	34,037
*	Voyager Therapeutics, Inc.	11,700	43,641
*	Waters Corp.	3,712	1,147,862
	West Pharmaceutical Services, Inc.	3,849	1,145,424
*	Xencor, Inc.	8,100	96,633
*	XOMA Royalty Corp.	476	19,487
*	Zevra Therapeutics, Inc.	1,188	12,082
	Zimmer Biomet Holdings, Inc.	16,216	1,336,685
	Zoetis, Inc.	13,775	1,583,712
*	Zymeworks, Inc.	8,031	221,174
TOTAL HEALTH CARE			96,347,781
INDUSTRIALS — (14.3%)
*	3D Systems Corp.	11,500	28,290
#	A.O. Smith Corp.	14,567	900,823
#	AAON, Inc.	5,365	500,608
	ABM Industries, Inc.	7,851	320,321
	ACCO Brands Corp.	10,854	34,841
	Acuity, Inc.	3,101	898,577
	Advanced Drainage Systems, Inc.	8,712	1,300,266
	Aebi Schmidt Holding AG	4,835	56,183
	AECOM	10,224	859,838
		Shares	Value†
INDUSTRIALS — (Continued)
*	AerSale Corp.	8,958	$60,198
	AGCO Corp.	9,879	1,195,557
*	Air Industries Group	1,705	5,388
	Alamo Group, Inc.	1,571	272,474
*	Alaska Air Group, Inc.	19,118	747,705
	Albany International Corp., Class A	3,782	219,507
*	Allegiant Travel Co.	1,956	147,952
	Allegion PLC	9,338	1,283,788
	Allient, Inc.	2,437	185,651
*	Alpha Pro Tech Ltd.	2,405	11,063
	Alta Equipment Group, Inc.	7,774	60,249
*	Ameresco, Inc., Class A	3,733	110,459
*	American Airlines Group, Inc.	42,938	502,804
*	American Superconductor Corp.	1,954	104,617
*	American Woodmark Corp.	1,754	76,615
	AMETEK, Inc.	10,621	2,501,245
*	API Group Corp.	33,373	1,525,814
	Apogee Enterprises, Inc.	3,280	119,392
	Applied Industrial Technologies, Inc.	3,687	1,127,300
*	Aqua Metals, Inc.	2,252	11,553
	ArcBest Corp.	2,914	371,739
	Arcosa, Inc.	6,353	803,464
	Argan, Inc.	1,063	712,189
	Armstrong World Industries, Inc.	5,546	944,983
	Astec Industries, Inc.	2,962	192,589
*	Astronics Corp. (ATRO US)	3,413	243,688
*	Astronics Corp. (ATROB US), Class B	835	59,594
*	Asure Software, Inc.	4,001	36,209
*	ATI, Inc.	16,576	2,576,905
	Atkore, Inc.	4,315	337,217
	Atmus Filtration Technologies, Inc.	8,780	556,652
	Automatic Data Processing, Inc.	15,139	3,208,560
#*	Avis Budget Group, Inc.	1,026	185,367
	AZZ, Inc.	3,732	533,825
	Barrett Business Services, Inc.	2,745	86,550
	BGSF, Inc.	6,600	37,554
*	Blue Bird Corp.	3,575	229,193

22

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	BlueLinx Holdings, Inc.	1,267	$67,100
	Boise Cascade Co.	6,896	546,646
	Booz Allen Hamilton Holding Corp.	11,644	905,554
*	Bowman Consulting Group Ltd.	1,433	45,225
	Brady Corp., Class A	5,584	456,883
*	BrightView Holdings, Inc.	7,472	88,917
	Brink's Co.	4,451	475,144
	Broadridge Financial Solutions, Inc.	8,774	1,351,021
*	Broadwind, Inc.	3,185	8,472
*	Builders FirstSource, Inc.	12,850	1,016,306
*	CACI International, Inc., Class A	2,544	1,321,710
*	Cadeler AS (CDLR US), ADR	446	12,345
	Cadre Holdings, Inc.	3,427	101,611
	Carlisle Cos., Inc.	4,505	1,600,446
	Carpenter Technology Corp.	6,731	2,882,214
	Carrier Global Corp.	27,107	1,820,777
*	Casella Waste Systems, Inc., Class A	4,101	325,004
	Caterpillar, Inc.	22,053	19,629,596
*	CBIZ, Inc.	563	17,172
*	CECO Environmental Corp.	4,856	360,024
*	Centuri Holdings, Inc.	1,017	38,239
	CH Robinson Worldwide, Inc.	12,585	2,288,079
*	Chart Industries, Inc.	2,427	504,573
*	Cimpress PLC	1,285	113,671
	Cintas Corp.	13,954	2,437,903
*	Civeo Corp.	743	23,702
*	Clean Harbors, Inc.	7,483	2,339,784
	CNH Industrial NV	71,972	770,820
	Columbus McKinnon Corp.	4,597	71,024
	Comfort Systems USA, Inc.	2,886	5,310,961
	CompX International, Inc.	811	18,872
	Concentrix Corp.	6,729	160,285
*	Concrete Pumping Holdings, Inc.	2,727	21,598
*	Conduent, Inc.	20,948	35,821
*	Construction Partners, Inc., Class A	3,553	439,364
		Shares	Value†
INDUSTRIALS — (Continued)
	Copa Holdings SA, Class A	3,829	$442,939
*	Copart, Inc.	25,548	845,894
*	Core & Main, Inc., Class A	21,047	1,060,137
*	Costamare Bulkers Holdings Ltd.	3,200	55,296
	Covenant Logistics Group, Inc.	2,605	90,810
*»	CPI Aerostructures, Inc.	2,525	9,090
	CRA International, Inc.	1,047	164,871
	Crane Co.	6,315	1,122,365
	CSW Industrials, Inc.	1,796	522,995
	CSX Corp.	152,666	6,935,616
	Cummins, Inc.	8,418	5,648,562
	Curtiss-Wright Corp.	2,316	1,667,983
*	Custom Truck One Source, Inc.	22,175	218,424
	Deere & Co.	13,509	7,968,554
	Delta Air Lines, Inc.	63,505	4,317,705
	Deluxe Corp.	4,918	153,196
*	Distribution Solutions Group, Inc.	2,652	71,763
*	DNOW, Inc.	29,032	391,642
	Donaldson Co., Inc.	15,549	1,370,955
	Douglas Dynamics, Inc.	3,080	142,080
	Dover Corp.	12,446	2,817,899
*	DXP Enterprises, Inc.	2,319	395,969
*	Dycom Industries, Inc.	3,481	1,441,482
	Eastern Co.	312	6,820
	Eaton Corp. PLC	9,355	4,050,809
	EMCOR Group, Inc.	3,691	3,291,154
	Emerson Electric Co.	19,656	2,760,489
*	Energy Focus, Inc.	910	3,258
*	Energy Recovery, Inc.	4,025	44,557
	Enerpac Tool Group Corp.	7,620	267,462
	EnerSys	4,804	1,024,501
	Ennis, Inc.	3,943	82,330
	Enpro, Inc.	3,438	1,002,349
*	Enviri Corp.	9,556	188,158
	Equifax, Inc.	8,960	1,558,502
	Esab Corp.	5,184	509,432
	ESCO Technologies, Inc.	4,269	1,382,943
	Espey Mfg. & Electronics Corp.	419	29,703
*	Everus Construction Group, Inc.	6,242	920,258
	EVI Industries, Inc.	123	2,284

23

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	ExlService Holdings, Inc.	17,860	$569,377
	Expeditors International of Washington, Inc.	14,498	2,144,109
	Exponent, Inc.	3,661	244,884
	Fastenal Co.	62,020	2,786,559
	Federal Signal Corp.	6,612	814,136
	FedEx Corp.	14,565	5,874,210
	Ferguson Enterprises, Inc.	15,823	4,235,975
*	First Advantage Corp.	1,100	14,036
#	Flowserve Corp.	13,033	959,750
*	Fluor Corp.	17,180	916,553
	Fortive Corp.	17,946	1,072,991
	Fortune Brands Innovations, Inc.	9,726	394,292
*	Forward Air Corp.	951	20,028
*	Franklin Covey Co.	2,340	49,608
	Franklin Electric Co., Inc.	4,753	476,203
*	FreightCar America, Inc.	3,484	28,708
*	Frontier Group Holdings, Inc.	16,801	60,988
	FTAI Aviation Ltd.	8,212	2,050,290
*	FTI Consulting, Inc.	4,149	743,916
*	Gates Industrial Corp. PLC	34,057	872,200
	GATX Corp.	5,801	1,136,532
	GE Vernova, Inc.	1,838	1,991,399
*	Gencor Industries, Inc.	1,048	15,594
*	Generac Holdings, Inc.	4,868	1,261,932
	General Electric Co.	12,601	3,653,408
	Genpact Ltd.	21,889	760,643
*	Gibraltar Industries, Inc.	3,784	147,690
	Global Industrial Co.	4,216	139,592
	Gorman-Rupp Co.	3,516	266,302
	Graco, Inc.	12,465	1,000,566
*	Graham Corp.	467	44,458
	Granite Construction, Inc.	4,678	641,213
	Greenbrier Cos., Inc.	3,960	194,515
	Griffon Corp.	5,469	498,609
*	GXO Logistics, Inc.	12,803	731,435
*	Hayward Holdings, Inc.	24,549	368,480
*	Healthcare Services Group, Inc.	8,872	189,950
	Heartland Express, Inc.	10,100	135,138
		Shares	Value†
INDUSTRIALS — (Continued)
	HEICO Corp. (HEI US)	2,263	$610,829
	HEICO Corp. (HEIA US), Class A	2,448	511,681
	Helios Technologies, Inc.	3,588	245,419
	Herc Holdings, Inc.	5,040	639,677
	Hexcel Corp.	8,621	809,253
*	Hillman Solutions Corp.	17,886	145,950
	HireQuest, Inc.	1,219	14,104
	HNI Corp.	7,947	290,383
	Honeywell International, Inc.	18,378	3,938,957
	Howmet Aerospace, Inc.	22,589	5,490,031
	Hub Group, Inc., Class A	7,775	340,778
	Hubbell, Inc.	4,852	2,465,641
*	Hudson Technologies, Inc.	6,390	40,001
*	Hurco Cos., Inc.	2,500	41,900
*	Huron Consulting Group, Inc.	3,291	430,019
	Hyster-Yale, Inc.	1,643	64,849
*	IBEX Holdings Ltd.	2,196	60,939
	ICF International, Inc.	2,697	193,267
	IDEX Corp.	4,034	878,807
*	IES Holdings, Inc.	2,585	1,664,947
	Illinois Tool Works, Inc.	12,504	3,226,157
	Ingersoll Rand, Inc.	18,887	1,508,316
*	Innodata, Inc.	4,000	168,920
*	Innovative Solutions & Support, Inc.	400	8,800
	Insperity, Inc.	3,427	121,898
	Insteel Industries, Inc.	2,607	68,251
	Interface, Inc.	7,483	208,626
	ITT, Inc.	6,834	1,464,800
	Jacobs Solutions, Inc.	7,932	1,026,480
*	Janus International Group, Inc.	18,500	96,200
	JB Hunt Transport Services, Inc.	9,422	2,369,916
*	JELD-WEN Holding, Inc.	12,376	16,955
	Johnson Controls International PLC	42,720	6,238,402
	Kadant, Inc.	1,463	428,849
	Karat Packaging, Inc.	1,611	46,220
	KBR, Inc.	12,174	456,403
	Kennametal, Inc.	6,003	232,376
	Kforce, Inc.	3,986	180,207
*	Kirby Corp.	9,075	1,366,150

24

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Knight-Swift Transportation Holdings, Inc.	19,235	$1,248,351
	Korn Ferry	6,717	446,277
*	L.B. Foster Co., Class A	876	26,814
	Landstar System, Inc.	3,926	722,659
	Lennox International, Inc.	2,744	1,467,738
*	Limbach Holdings, Inc.	1,470	146,662
	Lincoln Electric Holdings, Inc.	6,250	1,656,250
	Lindsay Corp.	1,070	119,808
*	Liquidity Services, Inc.	3,459	123,313
*	Loar Holdings, Inc.	5,639	316,461
	LSI Industries, Inc.	4,384	106,575
	Luxfer Holdings PLC	1,401	21,085
*	Lyft, Inc., Class A	16,411	232,216
*	Manitowoc Co., Inc.	5,633	76,552
	ManpowerGroup, Inc.	2,434	73,677
	Marten Transport Ltd.	9,721	146,593
	Masco Corp.	9,610	690,190
*	MasTec, Inc.	7,482	2,948,282
*	Masterbrand, Inc.	16,248	145,907
*	Matrix Service Co.	5,354	72,386
	Matson, Inc.	4,076	710,977
	Maximus, Inc.	7,837	514,264
*	Mayville Engineering Co., Inc.	932	21,259
	McGrath RentCorp	2,810	310,646
*	Middleby Corp.	5,230	734,083
	Miller Industries, Inc.	1,864	89,453
	MillerKnoll, Inc.	5,395	86,752
*	Mistras Group, Inc.	2,600	49,088
*	Mobile Infrastructure Corp.	2,837	5,220
*	Modine Manufacturing Co.	4,785	1,218,405
	MSA Safety, Inc.	3,894	647,923
	MSC Industrial Direct Co., Inc., Class A	5,495	561,974
	Mueller Industries, Inc.	12,537	1,697,886
	Mueller Water Products, Inc., Class A	16,698	465,707
*	MYR Group, Inc.	1,659	671,580
*	Nephros, Inc.	2,332	7,369
*	Nextpower, Inc., Class A	10,147	1,208,812
	NL Industries, Inc.	7,700	46,200
	Nordson Corp.	3,283	946,981
		Shares	Value†
INDUSTRIALS — (Continued)
*	NPK International, Inc.	10,835	$177,152
	nVent Electric PLC	17,239	2,463,453
*	NWPX Infrastructure, Inc.	1,465	144,068
	Old Dominion Freight Line, Inc.	8,180	1,737,677
*	OPENLANE, Inc.	17,417	547,590
*	Orion Group Holdings, Inc.	4,820	65,648
	Otis Worldwide Corp.	14,548	1,132,998
	Owens Corning	13,917	1,716,523
	PACCAR, Inc.	28,369	3,370,237
*	PAMT Corp.	3,004	30,340
	Pangaea Logistics Solutions Ltd.	3,295	25,240
	Park Aerospace Corp.	1,437	48,657
	Parker-Hannifin Corp.	3,739	3,400,321
	Park-Ohio Holdings Corp.	1,783	51,618
*	Parsons Corp.	12,580	634,158
	Paychex, Inc.	15,509	1,436,599
	Paycom Software, Inc.	1,953	247,562
*	Paylocity Holding Corp.	4,077	430,083
	Pentair PLC	13,278	1,071,667
*	Perma-Fix Environmental Services, Inc.	1,138	14,407
*	Perma-Pipe International Holdings, Inc.	980	32,075
	Pitney Bowes, Inc.	13,916	215,141
#*	Planet Labs PBC	30,582	1,130,617
#*	Plug Power, Inc.	139,044	435,208
	Powell Industries, Inc.	4,947	1,371,655
*	Power Solutions International, Inc.	1,288	94,372
	Preformed Line Products Co.	783	260,152
	Primoris Services Corp.	8,827	1,599,011
*	Proto Labs, Inc.	3,061	198,383
	Quanex Building Products Corp.	920	18,345
	Quanta Services, Inc.	5,143	3,742,921
*	Radiant Logistics, Inc.	4,889	41,116
*	RBC Bearings, Inc.	1,905	1,141,266
*	RCM Technologies, Inc.	1,905	59,607
	Regal Rexnord Corp.	8,462	1,819,584
	Republic Services, Inc.	15,756	3,296,470

25

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Resideo Technologies, Inc.	14,435	$597,176
	Resources Connection, Inc.	4,642	19,682
*	Rocket Lab Corp.	29,427	2,428,022
	Rockwell Automation, Inc.	5,616	2,296,439
	Rollins, Inc.	17,303	964,296
	Rush Enterprises, Inc. (RUSHA US), Class A	10,360	766,951
	Rush Enterprises, Inc. (RUSHB US), Class B	2,925	213,116
*	RXO, Inc.	9,543	190,574
	Ryder System, Inc.	5,230	1,327,217
*	Saia, Inc.	1,931	866,671
	Schneider National, Inc., Class B	7,231	224,812
	Science Applications International Corp.	2,896	280,246
	Sensata Technologies Holding PLC	13,811	575,090
*	Shoals Technologies Group, Inc., Class A	19,935	158,284
*	SIFCO Industries, Inc.	1,584	25,740
	Simpson Manufacturing Co., Inc.	4,447	848,176
*	SiteOne Landscape Supply, Inc.	4,790	603,779
	Snap-on, Inc.	4,602	1,764,407
	Southwest Airlines Co.	36,787	1,394,963
*	SPX Technologies, Inc.	5,136	1,124,322
	SS&C Technologies Holdings, Inc.	19,443	1,347,400
*	StandardAero, Inc.	4,558	113,312
	Standex International Corp.	1,293	352,989
	Stanley Black & Decker, Inc.	7,633	596,595
*	Sterling Infrastructure, Inc.	2,867	1,478,283
*	Sun Country Airlines Holdings, Inc.	9,275	146,545
*	Sunrun, Inc.	21,249	270,500
*	Symbotic, Inc.	777	45,921
	TaskUS, Inc., Class A	1,750	11,340
*	Taylor Devices, Inc.	619	34,355
*	Team, Inc.	735	12,826
		Shares	Value†
INDUSTRIALS — (Continued)
*	TechPrecision Corp.	1,825	$7,702
	Tecnoglass, Inc.	5,224	225,050
	Tennant Co.	2,368	196,639
	Terex Corp.	17,829	1,108,964
	Tetra Tech, Inc.	21,515	695,365
*	Thermon Group Holdings, Inc.	4,239	256,417
*	TIC Solutions, Inc.	7,341	67,097
	Timken Co.	8,929	990,137
*	Titan International, Inc.	9,194	70,058
*	Titan Machinery, Inc.	4,124	86,233
	Toro Co.	11,192	1,065,143
	Trane Technologies PLC	5,458	2,688,283
*	Transcat, Inc.	665	50,607
	TransDigm Group, Inc.	1,509	1,750,410
	TransUnion	12,971	920,941
*	Trex Co., Inc.	9,797	384,042
	TriNet Group, Inc.	4,184	191,544
	Trinity Industries, Inc.	10,364	337,970
*	TrueBlue, Inc.	2,329	12,786
*	TTEC Holdings, Inc.	4,700	13,677
	Tutor Perini Corp.	11,511	1,069,602
	Twin Disc, Inc.	300	4,956
*	Uber Technologies, Inc.	23,457	1,750,127
	UFP Industries, Inc.	7,509	671,980
*	U-Haul Holding Co. (UHAL US)	1,803	92,602
	U-Haul Holding Co. (UHAL/B US)	14,140	674,337
	UL Solutions, Inc., Class A	2,416	218,624
*	Ultralife Corp.	900	6,210
	UniFirst Corp.	1,651	421,847
	Union Pacific Corp.	24,283	6,543,783
*	United Airlines Holdings, Inc.	29,860	2,687,400
	United Parcel Service, Inc., Class B	23,513	2,558,214
	United Rentals, Inc.	4,560	4,376,870
	Universal Logistics Holdings, Inc.	3,779	90,998
*	Upwork, Inc.	15,465	160,063
*	V2X, Inc.	3,679	249,473
	Valmont Industries, Inc.	2,109	1,071,456
	Veralto Corp.	22,294	1,966,331
	Verisk Analytics, Inc.	8,825	1,628,124
*	Verra Mobility Corp.	19,952	295,888
	Vertiv Holdings Co., Class A	14,652	4,813,035
*	Vicor Corp.	3,727	1,003,569

26

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Virco Mfg. Corp.	4,104	$24,870
	VSE Corp.	2,354	404,135
	Wabash National Corp.	6,958	60,465
	Waste Management, Inc.	18,296	4,254,735
	Watsco, Inc. (WSO US)	2,924	1,280,244
	Watts Water Technologies, Inc., Class A	2,929	879,169
	Werner Enterprises, Inc.	7,772	286,554
	WESCO International, Inc.	5,598	1,954,374
	Westinghouse Air Brake Technologies Corp.	9,503	2,564,765
*	Wilhelmina International, Inc.	1,900	6,413
*	Willdan Group, Inc.	2,029	154,204
	Willis Lease Finance Corp.	856	166,192
#	WillScot Holdings Corp.	22,925	519,022
	Worthington Enterprises, Inc.	6,215	337,288
	WW Grainger, Inc.	3,272	3,799,937
*	XPO, Inc.	13,336	2,935,654
	Xylem, Inc.	12,883	1,522,255
	Zurn Elkay Water Solutions Corp.	14,853	771,762
TOTAL INDUSTRIALS			345,951,999
INFORMATION TECHNOLOGY — (31.3%)
*	908 Devices, Inc.	2,993	20,442
	A10 Networks, Inc.	8,666	231,209
	Accenture PLC, Class A	17,491	3,125,817
*	ACCESS Newswire, Inc.	1,602	12,656
*	ACI Worldwide, Inc.	11,540	498,759
*	ACM Research, Inc., Class A	3,528	182,362
	Adeia, Inc.	15,083	480,394
*	Adobe, Inc.	8,500	2,091,850
*	ADTRAN Holdings, Inc.	4,714	83,391
	Advanced Energy Industries, Inc.	3,064	1,176,300
*	Advanced Micro Devices, Inc.	24,722	8,763,702
*	Agilysys, Inc.	1,914	122,611
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Akamai Technologies, Inc.	8,710	$896,956
*	Alarm.com Holdings, Inc.	3,650	162,096
#*	Allegro MicroSystems, Inc.	17,058	827,313
*	Alpha & Omega Semiconductor Ltd.	3,451	149,877
*	Ambarella, Inc.	3,098	213,142
	Amdocs Ltd.	11,651	753,470
	Amkor Technology, Inc.	31,684	2,209,959
	Amphenol Corp., Class A	17,321	2,550,864
*	Amtech Systems, Inc.	531	9,245
	Analog Devices, Inc.	12,059	4,850,853
*	Appfolio, Inc., Class A	1,384	231,253
	Apple, Inc.	453,524	123,063,737
	Applied Materials, Inc.	28,180	11,116,728
*	Applied Optoelectronics, Inc.	2,542	417,803
*	AppLovin Corp., Class A	11,893	5,308,441
*	Arista Networks, Inc.	8,087	1,396,706
*	Arrow Electronics, Inc.	6,603	1,240,241
*	Astera Labs, Inc.	2,288	445,565
*	Atlassian Corp., Class A	622	42,663
#*	Aurora Innovation, Inc.	89,937	528,830
*	Autodesk, Inc.	6,709	1,590,033
*	AvePoint, Inc.	15,652	152,607
*	Aviat Networks, Inc.	1,998	45,814
	Avnet, Inc.	12,935	1,067,267
*	Aware, Inc.	17,700	20,532
*	Axcelis Technologies, Inc.	4,923	684,839
	Badger Meter, Inc.	1,916	231,664
	Bel Fuse, Inc. (BELFA US), Class A	230	55,993
	Bel Fuse, Inc. (BELFB US), Class B	1,420	391,693
	Belden, Inc.	4,233	476,128
	Benchmark Electronics, Inc.	5,652	463,747
	Bentley Systems, Inc., Class B	10,153	331,191
*	Bill Holdings, Inc.	11,248	427,424
*	BK Technologies Corp.	438	42,206
*	Blackbaud, Inc.	4,106	152,620

27

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	BlackLine, Inc.	3,230	$100,937
*	Box, Inc., Class A	9,919	240,040
	Broadcom, Inc.	65,571	27,371,303
*	Cadence Design Systems, Inc.	1,754	578,101
*	Calix, Inc.	6,211	270,551
*	CCC Intelligent Solutions Holdings, Inc.	24,368	127,688
	CDW Corp.	9,964	1,364,171
*	Cerence, Inc.	4,314	39,257
*	CEVA, Inc.	3,555	108,570
*	Ciena Corp.	15,108	7,970,679
*	Cipher Digital, Inc.	49,876	884,800
*	Cirrus Logic, Inc.	5,485	894,494
	Cisco Systems, Inc.	175,925	16,097,137
*	Cleanspark, Inc.	8,559	107,244
	Clear Secure, Inc., Class A	9,535	509,074
*	Clearfield, Inc.	1,682	48,593
	Climb Global Solutions, Inc.	2,600	43,368
*	Cloudflare, Inc., Class A	1,700	348,449
*	Coda Octopus Group, Inc.	1,400	15,834
	Cognex Corp.	13,114	727,958
	Cognizant Technology Solutions Corp., Class A	26,593	1,406,770
*	Coherent Corp.	12,672	4,051,365
*	Cohu, Inc.	4,549	215,395
*	Comtech Telecommunications Corp.	5,308	18,684
*	Consensus Cloud Solutions, Inc.	2,448	63,354
*	CPS Technologies Corp.	2,534	12,493
*	Credo Technology Group Holding Ltd.	16,721	2,909,621
*	Crexendo, Inc.	1,953	12,773
*	Crowdstrike Holdings, Inc., Class A	593	264,330
*	CS Disco, Inc.	561	2,429
	CTS Corp.	4,567	260,776
*	CVD Equipment Corp.	3,019	20,469
*	Daily Journal Corp.	277	146,467
*	Daktronics, Inc.	5,185	101,937
*	Data I/O Corp.	1,818	4,927
*	Datadog, Inc., Class A	2,827	373,701
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dell Technologies, Inc., Class C	4,859	$1,015,288
*	Diebold Nixdorf, Inc.	3,521	270,448
*	Digi International, Inc.	4,771	267,367
*	Digital Turbine, Inc.	11,857	41,855
#*	DigitalOcean Holdings, Inc.	4,402	424,485
*	Diodes, Inc.	6,214	665,830
*	Docusign, Inc.	11,723	539,141
	Dolby Laboratories, Inc., Class A	6,476	415,371
*	Dropbox, Inc., Class A	10,573	256,818
*	DXC Technology Co.	14,726	166,698
*	Dynatrace, Inc.	13,451	487,061
*	Eastman Kodak Co.	10,610	141,431
*	eGain Corp.	2,871	21,705
*	Electro-Sensors, Inc.	1,706	13,034
*	Enphase Energy, Inc.	7,743	255,209
	Entegris, Inc.	6,967	984,994
*	EPAM Systems, Inc.	5,253	597,686
	ePlus, Inc.	3,675	311,236
*	Everforth, Inc.	5,295	111,724
*	Everspin Technologies, Inc.	2,288	41,825
*	F5, Inc.	5,895	1,909,390
*	Fabrinet	2,332	1,593,852
*	Fair Isaac Corp.	756	774,900
*	Fastly, Inc., Class A	19,339	488,406
*	First Solar, Inc.	7,007	1,414,643
*	Five9, Inc.	3,323	57,156
*	Flex Ltd.	36,408	3,333,152
*	FormFactor, Inc.	8,239	1,119,927
*	Fortinet, Inc.	32,658	2,753,396
	Franklin Wireless Corp.	2,368	8,951
*	Frequency Electronics, Inc.	400	20,064
*	Freshworks, Inc., Class A	25,096	204,783
*	Gartner, Inc.	3,429	509,172
	Gen Digital, Inc.	66,131	1,275,667
*	GLOBALFOUNDRIES, Inc.	14,040	906,984
*	Globant SA	2,507	103,364
*	GoDaddy, Inc., Class A	6,781	588,523
*	Guidewire Software, Inc.	4,215	583,314
	Hackett Group, Inc.	3,314	42,784
*	Harmonic, Inc.	15,531	177,519
	Hewlett Packard Enterprise Co.	77,801	2,238,335
	HP, Inc.	31,351	653,982
*	HubSpot, Inc.	457	101,344

28

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	I3 Verticals, Inc., Class A	2,726	$61,471
*	Ichor Holdings Ltd.	3,973	262,099
*	Identiv, Inc.	3,087	14,632
#*	indie Semiconductor, Inc., Class A	7,752	34,962
	Information Services Group, Inc.	1,800	7,344
*	Inseego Corp.	1,459	26,598
*	Insight Enterprises, Inc.	3,541	258,139
*	Intapp, Inc.	3,191	71,638
*	Intel Corp.	91,697	8,663,533
*	Intellicheck, Inc.	2,135	17,059
*	Intellinetics, Inc.	872	6,261
#	InterDigital, Inc.	6,851	2,031,733
	International Business Machines Corp.	43,593	10,069,111
*	inTEST Corp.	5,028	93,973
	Intuit, Inc.	2,609	1,013,596
#*	IonQ, Inc.	8,156	367,999
*	IPG Photonics Corp.	4,672	555,594
*	Itron, Inc.	7,757	650,037
	Jabil, Inc.	11,056	3,731,289
*	Keysight Technologies, Inc.	11,593	4,056,507
*	Kimball Electronics, Inc.	3,127	84,460
	KLA Corp.	4,352	7,617,523
*	Klaviyo, Inc., Class A	7,994	160,599
*	Knowles Corp.	19,294	601,780
	Kulicke & Soffa Industries, Inc.	5,755	492,052
*	KVH Industries, Inc.	6,300	57,330
	Lam Research Corp.	42,270	10,899,742
*	Lantronix, Inc.	3,593	24,109
*	Lattice Semiconductor Corp.	3,515	429,814
*	LGL Group, Inc.	276	1,918
#*	Life360, Inc.	2,482	106,949
	Littelfuse, Inc.	3,167	1,280,006
*	LiveRamp Holdings, Inc.	7,269	212,473
#*	Lumentum Holdings, Inc.	3,938	3,553,336
*	MACOM Technology Solutions Holdings, Inc.	5,116	1,440,717
*	Manhattan Associates, Inc.	4,662	642,843
	Marvell Technology, Inc.	35,647	5,887,102
*	MaxLinear, Inc.	8,188	579,301
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	3,301	$26,474
	Microchip Technology, Inc.	19,191	1,783,036
	Micron Technology, Inc.	32,946	17,038,353
	Microsoft Corp.	269,073	109,722,588
*	Mirion Technologies, Inc.	29,221	577,115
*	Mitek Systems, Inc.	6,206	86,636
	MKS, Inc.	5,931	1,682,921
*	MongoDB, Inc.	3,024	758,510
	Monolithic Power Systems, Inc.	1,170	1,888,860
	Motorola Solutions, Inc.	6,868	3,015,258
*	M-Tron Industries, Inc.	138	9,216
	Napco Security Technologies, Inc.	2,780	129,965
*	NCR Voyix Corp.	10,883	74,984
	NetApp, Inc.	16,876	1,869,354
*	NETGEAR, Inc.	3,401	85,943
*	NetScout Systems, Inc.	9,386	316,308
*	NetSol Technologies, Inc.	1,773	6,028
*	nLight, Inc.	5,265	367,760
*	Nortech Systems, Inc.	3,549	48,408
*	Novanta, Inc.	2,982	386,258
*	Nutanix, Inc., Class A	13,676	559,212
	NVE Corp.	473	39,160
	NVIDIA Corp.	801,601	159,975,512
	NXP Semiconductors NV	12,067	3,542,751
*	Okta, Inc.	14,404	1,060,855
*	ON Semiconductor Corp.	30,525	3,077,225
	OneSpan, Inc.	5,413	62,683
*	Onto Innovation, Inc.	3,664	1,081,100
*	Ooma, Inc.	1,000	16,320
*	Optical Cable Corp.	2,889	29,757
	Oracle Corp.	57,873	9,340,123
*	OSI Systems, Inc.	1,798	515,882
*	Ouster, Inc.	3,306	89,130
*	Palantir Technologies, Inc., Class A	17,833	2,480,749
*	Palo Alto Networks, Inc.	3,924	703,652
*	PAR Technology Corp.	1,783	23,964
	PC Connection, Inc.	3,326	211,999
*	PDF Solutions, Inc.	4,893	209,665
	Pegasystems, Inc.	16,014	585,312

29

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Penguin Solutions, Inc.	6,946	$211,228
*	Photronics, Inc.	7,565	374,316
*»	Pivotal Software, Inc.	5,539	0
*	Plexus Corp.	3,460	867,007
	Power Integrations, Inc.	5,310	386,090
*	Procore Technologies, Inc.	5,143	290,991
*	Progress Software Corp.	5,456	151,950
*	PTC, Inc.	7,988	1,088,764
*	Pure Storage, Inc., Class A	8,392	599,608
*	Q2 Holdings, Inc.	5,530	280,647
	Qnity Electronics, Inc.	13,405	1,885,547
*	Qorvo, Inc.	9,146	861,736
	QUALCOMM, Inc.	46,083	8,275,585
*	Qualys, Inc.	4,040	351,197
	Ralliant Corp.	7,149	324,851
#*	Rambus, Inc.	12,364	1,423,220
*	Red Violet, Inc.	1,076	40,275
*	Research Solutions, Inc.	2,175	5,524
*	RF Industries Ltd.	1,368	19,877
*	Ribbon Communications, Inc.	2,167	5,721
	Richardson Electronics Ltd.	900	12,960
*	Rimini Street, Inc.	4,190	14,288
	RingCentral, Inc., Class A	5,872	236,172
*	Riot Platforms, Inc.	39,336	678,153
*	Rogers Corp.	2,176	295,392
	Roper Technologies, Inc.	1,536	544,988
	Salesforce, Inc.	20,930	3,694,773
*	Samsara, Inc., Class A	1,489	42,794
*	Sandisk Corp.	6,057	6,641,561
*	Sanmina Corp.	7,179	1,563,730
*	ScanSource, Inc.	5,608	230,601
	Seagate Technology Holdings PLC	11,231	7,565,651
*	Semtech Corp.	4,354	457,388
*	SentinelOne, Inc., Class A	21,233	300,659
*	ServiceNow, Inc.	4,823	425,919
*	Silicon Laboratories, Inc.	3,474	756,290
*	SiTime Corp.	745	418,802
	Skyworks Solutions, Inc.	14,213	997,326
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Snowflake, Inc.	3,909	$533,461
*	SolarEdge Technologies, Inc.	1,447	62,018
*	Sono-Tek Corp.	1,854	10,160
#*	Super Micro Computer, Inc.	41,864	1,147,074
*	Synaptics, Inc.	5,261	492,377
*	Synopsys, Inc.	4,124	1,990,242
	TD SYNNEX Corp.	7,767	1,772,274
	TE Connectivity PLC	14,289	3,024,410
*	Telos Corp.	5,291	22,593
*	Teradata Corp.	9,096	239,680
	Teradyne, Inc.	8,369	2,874,500
	Texas Instruments, Inc.	21,170	5,950,464
*	TransAct Technologies, Inc.	8,853	29,480
*	Trimble, Inc.	16,695	1,123,907
*	Trio-Tech International	200	2,814
*	TTM Technologies, Inc.	21,137	3,344,296
*	Turtle Beach Corp.	1,754	20,206
#*	Twilio, Inc., Class A	15,846	2,346,159
*	Tyler Technologies, Inc.	870	296,792
#*	UiPath, Inc., Class A	36,496	375,909
*	Ultra Clean Holdings, Inc.	4,592	358,865
*	Unity Software, Inc.	31,381	829,086
	Universal Display Corp.	3,761	327,545
	Universal Safety Products, Inc.	2,443	14,536
*	Veeco Instruments, Inc.	6,990	348,451
	VeriSign, Inc.	4,338	1,165,447
*	Viasat, Inc.	12,309	811,286
*	Viavi Solutions, Inc.	26,427	1,384,775
*	VirnetX Holding Corp.	704	9,420
	Vishay Intertechnology, Inc.	12,559	363,834
*	Vishay Precision Group, Inc.	1,676	101,264
*	Vistance Networks, Inc.	22,503	287,926
	Vontier Corp.	19,894	713,797
	Western Digital Corp.	34,672	15,065,677
*	WidePoint Corp.	1,192	7,557
*	Workday, Inc., Class A	697	85,313
	Xerox Holdings Corp.	15,597	35,093
*	Xperi, Inc.	5,663	37,885

30

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Yext, Inc.	14,477	$55,881
*	Zebra Technologies Corp., Class A	3,681	832,863
*	Zeta Global Holdings Corp., Class A	13,781	253,846
*	Zoom Communications, Inc.	20,967	2,036,944
*	Zscaler, Inc.	1,480	193,406
TOTAL INFORMATION TECHNOLOGY			757,787,295
MATERIALS — (3.1%)
	Albemarle Corp.	6,034	1,186,888
*	Alto Ingredients, Inc.	3,550	19,596
	Amcor PLC	38,771	1,474,849
*	American Vanguard Corp.	13,400	38,592
*	Ampco-Pittsburgh Corp.	5,501	60,071
	AptarGroup, Inc.	7,061	873,304
	Ardagh Metal Packaging SA	29,814	114,784
	Ashland, Inc.	4,608	245,422
	Avery Dennison Corp.	8,103	1,328,325
	Avient Corp.	9,312	345,289
*	Axalta Coating Systems Ltd.	18,241	518,774
	Balchem Corp.	3,468	560,498
	Ball Corp.	15,658	956,391
	Cabot Corp.	2,888	222,260
	Caledonia Mining Corp. PLC	2,344	53,678
	Celanese Corp.	4,474	303,158
	Chemours Co.	10,445	281,493
*	Clearwater Paper Corp.	2,420	33,178
*	Coeur Mining, Inc. CDE US	55,648	999,995
	Commercial Metals Co.	14,350	989,576
*	Compass Minerals International, Inc.	4,732	126,392
*	Core Molding Technologies, Inc.	1,483	39,967
	Corteva, Inc.	32,710	2,649,837
	CRH PLC (CRHCF US)	20,930	2,478,531
	Crown Holdings, Inc.	15,246	1,498,834
*	Dakota Gold Corp.	8,166	43,933
	Dow, Inc.	35,233	1,426,584
	DuPont de Nemours, Inc.	24,230	1,106,342
		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	9,149	$668,700
	Ecolab, Inc.	13,318	3,470,671
	Element Solutions, Inc.	34,175	1,455,513
	Flexible Solutions International, Inc.	3,352	20,782
*	Flotek Industries, Inc.	4,885	82,557
	Fortitude Gold Corp.	2,144	10,613
	Graphic Packaging Holding Co.	32,378	308,562
	Greif, Inc. (GEF US), Class A	3,210	209,420
	Greif, Inc. (GEF/B US), Class B	1,032	82,808
	Hawkins, Inc.	2,677	448,264
	HB Fuller Co.	6,735	407,602
	Hecla Mining Co.	72,126	1,299,711
	Huntsman Corp.	17,191	247,035
*	Ingevity Corp.	3,805	289,903
	Innospec, Inc.	3,184	242,812
	International Flavors & Fragrances, Inc.	13,946	979,009
	International Paper Co.	36,042	1,096,398
*	Intrepid Potash, Inc.	2,450	96,947
*	Ivanhoe Electric, Inc.	7,677	98,496
	Kaiser Aluminum Corp.	2,135	363,868
*	Knife River Corp.	4,635	428,969
	Koppers Holdings, Inc.	2,707	110,527
	Kronos Worldwide, Inc.	2,667	19,842
	Linde PLC	1,299	650,981
	Louisiana-Pacific Corp.	7,441	537,166
	LyondellBasell Industries NV, Class A	19,369	1,444,927
	Martin Marietta Materials, Inc.	2,807	1,737,730
	Materion Corp.	2,658	488,567
	Mativ Holdings, Inc.	7,523	69,813
*	McEwen, Inc.	7,236	156,876
*	Metallus, Inc.	6,659	128,119
	Minerals Technologies, Inc.	4,401	316,608
	Mosaic Co.	34,830	810,494
#*	MP Materials Corp.	3,174	209,611
	Myers Industries, Inc.	4,081	84,109
	NewMarket Corp.	1,553	1,049,238
	Newmont Corp.	57,490	6,386,564
	Nexa Resources SA	11,001	166,225

31

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	21,412	$4,823,909
*	O-I Glass, Inc.	19,378	176,534
	Packaging Corp. of America	9,094	1,941,114
*	Perimeter Solutions, Inc.	15,800	478,740
	PPG Industries, Inc.	13,568	1,472,128
	Quaker Chemical Corp.	548	74,468
*	Rayonier Advanced Materials, Inc.	8,590	81,519
	Reliance, Inc.	4,496	1,629,800
††	Resolute Forest Products, Inc.	12,553	3,343
	Royal Gold, Inc.	5,546	1,294,325
	RPM International, Inc.	13,698	1,395,689
	Ryerson Holding Corp.	5,954	164,985
	Scotts Miracle-Gro Co.	4,125	258,638
	Sensient Technologies Corp.	4,537	515,585
	Sherwin-Williams Co.	8,226	2,645,564
	Silgan Holdings, Inc.	16,127	653,950
#	Smurfit Westrock PLC	30,794	1,182,182
	Solstice Advanced Materials, Inc.	11,653	954,963
	Sonoco Products Co.	14,959	747,352
#	Southern Copper Corp.	5,883	1,010,052
	Steel Dynamics, Inc.	17,786	4,066,947
	Stepan Co.	2,494	124,775
	Sylvamo Corp.	4,517	193,011
*	Tredegar Corp.	2,020	19,392
	TriMas Corp.	5,211	192,911
	U.S. Lime & Minerals, Inc.	3,109	334,746
	Vulcan Materials Co.	6,953	2,097,998
	Westlake Corp.	5,112	589,311
	Worthington Steel, Inc.	6,517	250,448
TOTAL MATERIALS			76,026,957
REAL ESTATE — (0.3%)
*	AMREP Corp.	1,504	41,435
*	CBRE Group, Inc., Class A	14,192	2,025,624
*	Compass, Inc., Class A	37,065	280,582
*	Comstock Holding Cos., Inc.	343	5,488
*	CoStar Group, Inc.	32,310	1,118,249
		Shares	Value†
REAL ESTATE — (Continued)
*	Cushman & Wakefield Ltd.	29,683	$416,749
*	Five Point Holdings LLC, Class A	105	523
*	Forestar Group, Inc.	6,215	175,636
*	FRP Holdings, Inc.	2,900	60,929
*	Howard Hughes Holdings, Inc.	6,943	432,341
*	Jones Lang LaSalle, Inc.	4,618	1,469,124
	Kennedy-Wilson Holdings, Inc.	17,255	188,079
	Marcus & Millichap, Inc.	4,368	121,387
*	Maui Land & Pineapple Co., Inc.	848	13,161
	Newmark Group, Inc., Class A	19,068	307,376
*	RE/MAX Holdings, Inc., Class A	1,315	14,070
	RMR Group, Inc., Class A	1,332	23,723
*	Seaport Entertainment Group, Inc.	1,748	38,963
	St. Joe Co.	7,661	494,671
*	Stratus Properties, Inc.	889	26,901
*	Tejon Ranch Co.	3,436	67,243
*	Zillow Group, Inc. (Z US), Class C	17,587	780,863
*	Zillow Group, Inc. (ZG US), Class A	4,406	196,552
TOTAL REAL ESTATE			8,299,669
UTILITIES — (1.0%)
	American States Water Co.	3,045	229,258
	American Water Works Co., Inc.	7,128	915,378
	Artesian Resources Corp., Class A	900	28,179
	Atmos Energy Corp.	6,376	1,211,312
	California Water Service Group	4,692	198,190
	CenterPoint Energy, Inc.	26,711	1,165,935
	Chesapeake Utilities Corp.	1,966	247,952
	Clearway Energy, Inc. (CWEN US), Class C	7,141	288,211

32

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Clearway Energy, Inc. (CWENA US), Class A	2,142	$86,601
	Consolidated Edison, Inc.	11,925	1,329,518
	Consolidated Water Co. Ltd.	959	30,736
	Constellation Energy Corp.	5,311	1,662,343
	Edison International	11,404	792,464
	Essential Utilities, Inc.	12,997	496,485
	Eversource Energy	14,271	1,008,960
	Exelon Corp.	30,258	1,391,565
	Genie Energy Ltd., Class B	2,801	39,130
	Global Water Resources, Inc.	1,359	9,663
	H2O America	1,848	103,839
	MDU Resources Group, Inc.	25,883	583,144
	Middlesex Water Co.	1,498	76,218
	New Jersey Resources Corp.	14,903	839,188
	NiSource, Inc.	17,397	839,927
	Northwest Natural Holding Co.	3,500	185,500
	NRG Energy, Inc.	24,899	3,873,786
	ONE Gas, Inc.	4,875	434,948
	Ormat Technologies, Inc.	6,706	770,519
	Public Service Enterprise Group, Inc.	15,919	1,299,946
*	Pure Cycle Corp.	2,551	29,439
	RGC Resources, Inc.	150	3,410
	Sempra	19,399	1,845,233
	Southwest Gas Holdings, Inc.	5,817	547,089
	Shares	Value†
UTILITIES — (Continued)
Spire, Inc.	4,922	$448,788
UGI Corp.	16,760	604,868
Unitil Corp.	1,532	80,369
York Water Co.	1,162	33,721
TOTAL UTILITIES		23,731,812
TOTAL COMMON STOCKS		2,376,639,668
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Xerox Holdings Corp. Warrants 02/14/2028	7,798	1,438
TOTAL RIGHTS/WARRANTS		1,438

MONEY MARKET FUNDS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	3,613,096	3,613,096
TOTAL INVESTMENT SECURITIES (Cost $983,547,588)			2,380,254,202
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	3,670,800	42,452,797
TOTAL INVESTMENTS — (100.0%)
(Cost $1,026,000,683)			$2,422,706,999
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$210,099,136	$3,364	—	$210,102,500
Consumer Discretionary	276,106,561	—	—	276,106,561
Consumer Staples	118,047,655	50,431	—	118,098,086
Energy	60,510,433	—	—	60,510,433
Financials	403,676,575	—	—	403,676,575

33

U.S. Social Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Health Care	$96,288,742	$18	$59,021	$96,347,781
Industrials	345,942,909	9,090	—	345,951,999
Information Technology	757,787,295	—	—	757,787,295
Materials	76,023,614	—	3,343	76,026,957
Real Estate	8,299,669	—	—	8,299,669
Utilities	23,731,812	—	—	23,731,812
Rights/Warrants
Information Technology	—	1,438	—	1,438
Securities Lending Collateral	—	42,452,797	—	42,452,797
Money Market Funds	3,613,096	—	—	3,613,096
Total Investments in Securities	$2,380,127,497	$42,517,138	$62,364˂˃	$2,422,706,999

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
34

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (5.5%)
*	29Metals Ltd.	207,383	$36,772
#	Accent Group Ltd.	63,669	28,369
#	Acrow Ltd.	69,995	44,687
#	Adairs Ltd.	59,856	56,548
*	Aeris Resources Ltd.	170,950	48,818
*	AIC Mines Ltd.	149,558	65,669
*	Alkane Resources Ltd.	259,579	286,718
#*	Alligator Energy Ltd.	458,813	13,502
	ALS Ltd.	82,978	1,295,687
*	AMA Group Ltd.	52,137	22,189
	Amotiv Ltd.	22,524	104,764
	AMP Ltd.	649,087	689,098
*	Amplitude Energy Ltd.	74,326	93,756
	Ampol Ltd.	33,574	850,113
	Ansell Ltd.	37,874	726,548
	ANZ Group Holdings Ltd.	126,931	3,371,479
	APA Group	125,110	934,598
*	Appen Ltd.	41,858	34,646
*	Arafura Rare Earths Ltd. (ARU AU)	60,490	15,943
#	ARB Corp. Ltd.	18,648	252,169
*	Ardea Resources Ltd.	49,569	23,387
	ASX Ltd.	6,367	278,975
	Atlas Arteria Ltd.	90,394	313,233
*	Aura Energy Ltd.	76,212	7,367
*	Aurelia Metals Ltd.	350,775	74,800
	Aurizon Holdings Ltd.	443,797	1,340,719
#	Aussie Broadband Ltd.	50,063	193,690
#	Australian Ethical Investment Ltd.	22,186	64,951
	Australian Finance Group Ltd.	46,965	67,784
*	Baby Bunting Group Ltd.	26,082	27,192
#	Bank of Queensland Ltd.	169,814	824,376
	Beach Energy Ltd.	420,097	356,843
#	Beacon Lighting Group Ltd.	12,610	14,086
#*	Beetaloo Energy Australia Ltd.	43,309	9,396
	Bega Cheese Ltd.	75,045	300,067
	Bell Financial Group Ltd.	31,306	30,120
*	Bellevue Gold Ltd.	264,932	288,047
		Shares	Value»
AUSTRALIA — (Continued)
#	Bendigo & Adelaide Bank Ltd.	133,303	$1,030,446
	Bisalloy Steel Group Ltd.	3,971	13,370
#*	Black Cat Syndicate Ltd. (BC8 AU)	49,717	40,650
	BlueScope Steel Ltd.	84,768	1,842,770
#*	Boss Energy Ltd.	91,110	92,738
	Brambles Ltd.	132,503	2,168,935
#	Bravura Solutions Ltd.	80,835	124,904
#	Breville Group Ltd.	19,638	429,378
*	Calix Ltd.	12,101	4,798
	Capricorn Metals Ltd.	101,609	842,470
	CAR Group Ltd.	9,304	171,629
*	Carnarvon Energy Ltd.	348,148	27,746
*	Catalyst Metals Ltd.	42,788	164,033
#*	Catapult Sports Ltd.	10,765	25,699
	Cedar Woods Properties Ltd.	21,754	117,215
	Challenger Ltd.	141,225	879,009
#	Champion Iron Ltd.	105,775	365,411
*	Chrysos Corp. Ltd.	6,108	33,111
	Civmec Australia Ltd.	38,500	42,843
	Cleanaway Waste Management Ltd.	534,077	856,812
*	ClearView Wealth Ltd.	59,594	27,472
#	Clinuvel Pharmaceuticals Ltd.	3,172	21,058
*	Coast Entertainment Holdings Ltd.	84,525	27,027
	Cochlear Ltd.	3,841	261,346
	Codan Ltd.	29,559	895,754
#	COG Financial Services Ltd.	13,514	13,332
	Cogstate Ltd.	10,170	18,192
	Coles Group Ltd.	108,303	1,726,133
	Collins Foods Ltd.	32,032	190,013
	Commonwealth Bank of Australia	37,061	4,668,078
	Computershare Ltd.	40,286	885,051
#*	Core Lithium Ltd.	490,863	115,857
	Credit Corp. Group Ltd.	12,072	94,154
	Dalrymple Bay Infrastructure Ltd.	69,022	270,018
#	Data#3 Ltd.	35,101	206,391

35

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Deep Yellow Ltd.	165,295	$221,429
#*	Develop Global Ltd.	45,855	178,191
	Dicker Data Ltd.	30,854	198,393
#	Domino's Pizza Enterprises Ltd.	2,541	30,473
	Downer EDI Ltd.	179,653	965,351
#*	Dreadnought Resources Ltd.	592,134	8,077
*	DUG Technology Ltd.	17,804	27,578
	Duratec Ltd.	16,754	34,164
	Dyno Nobel Ltd.	491,385	1,166,793
	Eagers Automotive Ltd.	36,826	642,824
*††	Elanor Investor Group	20,923	2,320
	Elders Ltd.	42,508	220,301
#*	Elevra Lithium Ltd., ADR	221	21,658
*	Emeco Holdings Ltd.	92,682	75,788
*	Emerald Resources NL	116,059	489,815
*	EML Payments Ltd.	83,082	25,282
	Energy One Ltd.	2,377	24,999
	EQT Holdings Ltd.	6,427	90,662
	Euroz Hartleys Group Ltd.	21,662	17,408
	Evolution Mining Ltd.	418,323	3,698,454
#	EVT Ltd.	24,507	214,321
	Fenix Resources Ltd.	123,836	28,226
#	Fiducian Group Ltd.	2,459	15,786
#††	Firefinch Ltd.	64,123	1,731
	FleetPartners Group Ltd.	80,526	136,853
#	Flight Centre Travel Group Ltd.	47,315	352,576
*	Focus Minerals Ltd.	3,984	6,930
	Fortescue Ltd.	160,495	2,313,226
	G8 Education Ltd.	293,389	36,177
*	Galan Lithium Ltd. GLN AU	232,190	89,300
#	Generation Development Group Ltd.	51,903	148,108
*	Genesis Minerals Ltd.	116,932	503,848
	GR Engineering Services Ltd.	19,423	63,512
	GrainCorp Ltd., Class A	60,232	267,754
*	Grange Resources Ltd.	182,933	23,811
*	Greatland Resources Ltd.	43,688	427,542
	GWA Group Ltd.	66,732	96,318
	Hansen Technologies Ltd.	50,791	184,702
		Shares	Value»
AUSTRALIA — (Continued)
	Harvey Norman Holdings Ltd.	187,170	$611,743
*	Hastings Technology Metals Ltd.	36,104	11,647
	Healius Ltd.	178,920	65,354
	Helia Group Ltd.	115,071	447,809
#	Horizon Oil Ltd.	274,967	46,769
*	Hot Chili Ltd.	12,678	15,250
	HUB24 Ltd.	9,923	607,203
#	Humm Group Ltd.	78,543	36,296
	IDP Education Ltd.	12,883	30,957
*	IGO Ltd.	126,937	698,445
	Iluka Resources Ltd.	120,562	717,288
	Imdex Ltd.	127,237	374,278
#*	Immutep Ltd. (IMM AU)	759,986	32,255
#	Inghams Group Ltd.	59,849	81,690
	Insurance Australia Group Ltd.	369,883	2,011,462
#	Integral Diagnostics Ltd.	70,158	112,859
*	ioneer Ltd.	100,469	9,438
#	IPD Group Ltd.	5,381	21,911
#	IPH Ltd.	58,323	153,300
	IRESS Ltd.	38,937	191,682
	IVE Group Ltd.	36,435	68,092
	JB Hi-Fi Ltd.	16,235	906,674
*	Judo Capital Holdings Ltd.	259,020	269,259
	Jupiter Mines Ltd.	373,976	74,612
#	Karoon Energy Ltd.	203,622	320,993
#*	Kelly Partners Group Holdings Ltd.	2,398	7,484
	Kelsian Group Ltd.	41,745	115,570
#	Kingsgate Consolidated Ltd.	36,674	167,319
	Korvest Ltd.	1,524	17,427
	L1 Group Ltd.	31,022	25,156
*	Lake Resources NL	27,313	1,878
#	Lendlease Corp. Ltd.	126,366	308,229
#*	Lifestyle Communities Ltd.	14,952	51,089
#	Lindsay Australia Ltd.	45,163	19,407
	Lovisa Holdings Ltd.	18,314	317,059
	Lycopodium Ltd.	5,847	53,782
*	Lynas Rare Earths Ltd.	63,076	894,807
	MA Financial Group Ltd.	11,629	58,992
	Maas Group Holdings Ltd.	18,342	58,614
	Macmahon Holdings Ltd.	376,281	198,259
	Macquarie Group Ltd.	9,436	1,621,080

36

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Macquarie Technology Group Ltd.	2,841	$143,999
#	Mader Group Ltd.	4,576	24,783
	Magellan Financial Group Ltd.	44,235	327,971
	McMillan Shakespeare Ltd.	17,072	195,225
	Medibank Pvt Ltd.	220,296	749,079
*	Megaport Ltd.	13,764	93,220
#*	Mesoblast Ltd. (MSB AU)	132,831	207,634
#*	Metals X Ltd.	260,347	263,507
#*	MGX Resources Ltd.	173,579	49,500
*	Mineral Resources Ltd.	17,676	832,015
	Monadelphous Group Ltd.	22,768	462,433
#	Monash IVF Group Ltd.	51,708	27,218
#	MotorCycle Holdings Ltd.	8,986	15,674
	MyState Ltd.	38,219	127,074
#*	Nanosonics Ltd.	4,998	12,529
	National Australia Bank Ltd.	158,923	4,597,281
	Navigator Global Investments Ltd.	77,733	139,644
	Netwealth Group Ltd.	26,471	454,624
*	Neuren Pharmaceuticals Ltd.	5,515	50,146
#*	NEXTDC Ltd.	109,292	1,134,445
	nib holdings Ltd.	131,158	633,412
#	Nick Scali Ltd.	20,475	223,164
	Nine Entertainment Co. Holdings Ltd.	283,777	196,360
	Northern Star Resources Ltd.	168,074	2,576,277
#	Objective Corp. Ltd.	3,950	32,904
*	Omni Bridgeway Ltd.	62,790	74,411
	oOh!media Ltd.	88,827	75,001
#*	Ora Banda Mining Ltd.	302,258	295,511
	Orica Ltd.	97,216	1,482,789
	Orora Ltd.	59,020	56,347
	Pacific Current Group Ltd.	12,386	95,654
*	Pantoro Gold Ltd.	64,054	153,148
	Peet Ltd.	95,638	124,359
#	Pepper Money Ltd.	7,596	9,511
	Perenti Ltd.	251,150	339,929
	Perpetual Ltd.	25,087	303,199
*	PEXA Group Ltd.	32,471	295,044
		Shares	Value»
AUSTRALIA — (Continued)
#	Pinnacle Investment Management Group Ltd.	1,962	$21,425
#*	PLS Group Ltd.	230,445	1,025,345
	Praemium Ltd.	74,185	36,572
	Premier Investments Ltd.	14,182	127,386
	Pro Medicus Ltd.	7,858	771,244
#	Propel Funeral Partners Ltd.	13,803	37,704
#	PWR Holdings Ltd.	15,753	99,087
	Qantas Airways Ltd.	59,151	361,672
	QBE Insurance Group Ltd.	254,376	4,120,348
	Ramelius Resources Ltd.	362,459	899,613
#	REA Group Ltd.	3,895	482,220
#	Redox Ltd.	29,349	69,623
#	Reece Ltd.	11,636	116,003
#	Regal Partners Ltd.	26,486	44,341
	Regis Healthcare Ltd.	36,443	174,022
	Regis Resources Ltd.	256,312	1,314,251
	Reliance Worldwide Corp. Ltd.	175,204	415,493
*	Renascor Resources Ltd.	159,877	7,511
*	Resolute Mining Ltd.	684,974	586,150
	Ricegrowers Ltd.	6,614	60,714
	Ridley Corp. Ltd.	93,481	188,302
	Rio Tinto Ltd.	38,117	4,668,934
*	Sandfire Resources Ltd.	157,817	1,906,682
	Santos Ltd.	207,669	1,196,463
*	Saturn Metals Ltd.	48,426	16,696
	SEEK Ltd.	22,891	229,793
*	Select Harvests Ltd.	35,228	97,390
	Servcorp Ltd.	19,474	91,119
	Service Stream Ltd.	178,284	251,354
	SGH Ltd.	29,156	825,778
	Shaver Shop Group Ltd.	27,345	27,332
	Sigma Healthcare Ltd.	449,343	908,433
#*	Silver Mines Ltd.	127,598	15,139
	Sims Ltd. (SGM AU)	45,692	690,547
*	SiteMinder Ltd.	44,496	99,765
	SmartGroup Corp. Ltd.	34,709	226,374
	Solvar Ltd.	41,788	47,777
	Sonic Healthcare Ltd.	40,804	583,849
	Southern Cross Electrical Engineering Ltd.	71,652	196,145
	SRG Global Ltd.	246,151	514,153

37

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	St Barbara Ltd.	287,345	$129,452
	Steadfast Group Ltd.	200,680	617,258
*	Strickland Metals Ltd.	75,758	9,465
	Suncorp Group Ltd.	121,240	1,508,756
	Super Retail Group Ltd.	45,712	393,056
*	Superloop Ltd.	116,123	283,598
	Supply Network Ltd.	1,210	27,887
	Technology One Ltd.	52,874	1,089,497
	Telstra Group Ltd. (TLS AU)	338,668	1,300,662
*	Titan Minerals Ltd.	64,933	39,129
	TPG Telecom Ltd.	78,196	236,509
	Transurban Group	116,530	1,181,003
*	Tuas Ltd.	15,134	65,116
#*	Tyro Payments Ltd.	72,097	38,196
	Vault Minerals Ltd.	341,568	1,139,559
	Ventia Services Group Pty. Ltd.	231,378	890,731
Ω	Viva Energy Group Ltd.	318,436	566,165
#*	Vulcan Energy Resources Ltd.	38,810	110,510
	Vulcan Steel Ltd.	631	2,351
*	Vysarn Ltd.	10,027	5,453
	Wagners Holding Co. Ltd.	9,722	32,083
*	WEB Travel Group Ltd.	46,417	89,738
#	Webjet Group Ltd.	41,618	15,867
	Wesfarmers Ltd.	52,128	2,769,162
*	West African Resources Ltd.	465,998	1,014,671
	Westgold Resources Ltd.	307,816	1,219,806
	Westpac Banking Corp.	124,431	3,481,164
*	Wildcat Resources Ltd.	335,523	144,420
#	WiseTech Global Ltd.	4,909	154,612
	Woodside Energy Group Ltd. (WDS AU)	186,455	4,457,699
	Woolworths Group Ltd.	57,381	1,424,798
	Worley Ltd.	105,379	902,700
#*	Xero Ltd.	9,404	552,280
#	XRF Scientific Ltd.	15,051	19,767
#*	Zip Co. Ltd.	157,882	284,675
TOTAL AUSTRALIA			123,390,613
AUSTRIA — (0.8%)
	ANDRITZ AG	16,089	1,367,092
		Shares	Value»
AUSTRIA — (Continued)
*	AT&S Austria Technologie & Systemtechnik AG	7,409	$820,722
Ω	BAWAG Group AG	18,539	3,174,818
	CA Immobilien Anlagen AG	4,589	147,050
*	CPI Europe AG	5,646	103,426
	Erste Group Bank AG	21,714	2,399,310
*	Eurotelesites AG	12,379	68,215
	EVN AG	10,282	349,361
*	FACC AG	3,544	54,831
*	Immofinanz AG (IIA AV)	11,636	0
#*	Lenzing AG	4,386	120,048
	Mayr Melnhof Karton AG	1,488	139,696
#	Oesterreichische Post AG	6,530	245,813
	OMV AG	39,711	2,803,203
	Palfinger AG	3,933	161,843
*	POLYTEC Holding AG	4,855	23,129
	Porr AG	5,057	231,908
	Raiffeisen Bank International AG	13,015	709,911
	SBO AG	2,222	96,437
	Strabag SE (STR AV), Class BR	5,021	529,888
	Telekom Austria AG	30,306	344,510
	UNIQA Insurance Group AG	23,674	454,256
#	Verbund AG	3,211	242,280
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	723,364
	voestalpine AG	30,565	1,580,302
	Wienerberger AG	29,709	861,389
	Zumtobel Group AG	5,150	21,786
TOTAL AUSTRIA			17,774,588
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	7,101	2,341,999
	Ageas SA	40,170	3,147,907
*	Argenx SE (ARGX US), ADR	758	592,544
	Azelis Group NV	4,141	54,866
	Barco NV	19,688	220,369
	Bekaert SA	9,714	479,688
*	bpost SA	25,538	54,422
	Cie d'Entreprises CFE	2,314	30,904
#	Colruyt Group NV	9,223	355,506

38

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Deceuninck NV	27,264	$68,485
	Deme Group NV	1,650	376,523
#	D'ieteren Group	4,153	858,181
	Econocom Group SA NV	3,072	5,096
	Elia Group SA	5,398	895,208
	EVS Broadcast Equipment SA	3,291	145,134
	Fagron	16,541	466,620
	Gimv NV	7,710	434,440
*	Immobel SA	102	2,647
	Ion Beam Applications	2,839	44,646
	Jensen-Group NV	968	78,119
	KBC Group NV	24,760	3,295,505
	Kinepolis Group NV	902	32,419
#	Lotus Bakeries NV	97	1,167,725
#	Melexis NV	5,094	428,683
#*	Ontex Group NV	8,931	30,521
*	Orange Belgium SA	1,489	36,678
	Proximus SADP	38,815	296,067
#	Recticel SA	8,658	102,716
	Sipef NV	1,212	144,597
#	Syensqo SA	9,290	616,291
	Tessenderlo Group SA	6,484	162,674
	UCB SA	10,963	2,985,129
	Umicore SA	19,481	394,008
	Van de Velde NV	1,505	57,877
	VGP NV	2,778	285,198
	Viohalco SA	824	14,137
TOTAL BELGIUM			20,703,529
CANADA — (11.9%)
*	5N Plus, Inc.	25,189	607,681
#	Acadian Timber Corp.	3,200	40,520
*	ACT Energy Technologies Ltd.	8,929	44,631
	ADENTRA, Inc.	6,075	152,551
	Aecon Group, Inc.	12,390	455,703
#	AG Growth International, Inc.	2,276	32,506
	AGF Management Ltd., Class B	15,987	190,665
	Agnico Eagle Mines Ltd. (AEM CN)	14,866	2,795,467
	Agnico Eagle Mines Ltd. (AEM US)	18,919	3,560,745
*	Air Canada	41,721	572,825
	Alamos Gold, Inc. (AGI CN), Class A	17,232	687,580
	Alamos Gold, Inc. (AGI US), Class A	43,266	1,728,025
	Algoma Central Corp.	900	14,630
		Shares	Value»
CANADA — (Continued)
	Algonquin Power & Utilities Corp. (AQN CN)	8,904	$55,849
	Algonquin Power & Utilities Corp. (AQN US)	95,400	599,112
	Alimentation Couche-Tard, Inc.	43,018	2,544,945
*	Allied Gold Corp.	18	541
	AltaGas Ltd.	78,622	2,946,697
#	Altus Group Ltd.	4,016	133,517
	Amerigo Resources Ltd.	45,106	190,605
*	Aritzia, Inc.	24,926	2,630,869
	Atco Ltd., Class I	11,767	590,018
	AtkinsRealis Group, Inc.	19,930	1,375,227
*	ATS Corp. (ATS CN)	8,165	264,903
*	ATS Corp. (ATS US)	8,554	277,577
*	AutoCanada, Inc.	3,921	66,565
	B2Gold Corp. (BTG US)	157,300	707,850
	B2Gold Corp. (BTO CN)	224,613	1,015,291
	Badger Infrastructure Solutions Ltd.	9,586	463,651
#*	Ballard Power Systems, Inc. (BLDP US)	62,710	213,214
#	Bank of Montreal (BMO CN)	3,856	587,165
	Bank of Montreal (BMO US)	34,435	5,237,564
#	Bank of Nova Scotia (BNS CN)	17,678	1,375,353
	Bank of Nova Scotia (BNS US)	48,221	3,751,594
#	BCE, Inc. (BCE CN)	548	13,023
	BCE, Inc. (BCE US)	4,301	102,278
	Bird Construction, Inc.	19,030	701,743
	Black Diamond Group Ltd.	15,142	188,948
#*	BlackBerry Ltd. BB US	47,398	255,949
	BMTC Group, Inc.	3,210	30,532
*	Bombardier, Inc. (BBD/A CN), Class A	256	54,541
*	Bombardier, Inc. (BBD/B CN), Class B	9,894	2,102,373

39

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Bonterra Energy Corp.	300	$1,590
	Boralex, Inc., Class A	18,796	508,662
	Boyd Group, Inc.	4,698	580,735
	Bridgemarq Real Estate Services	2,100	21,891
	Brookfield Corp. (BN US)	24,039	1,084,640
#	Brookfield Infrastructure Corp. BIPC CN, Class A	14,515	536,959
	Brookfield Infrastructure Corp. BIPC US, Class A	5,600	207,200
#	Brookfield Renewable Corp. BEPC US	13,400	485,884
	Brookfield Wealth Solutions Ltd.	1,805	81,460
	BRP, Inc. (DOO CN)	5,068	283,593
	BRP, Inc. (DOOO US)	2,555	142,952
*	Calfrac Well Services Ltd.	12,400	48,839
	Calian Group Ltd.	2,900	150,919
	Cameco Corp. (CCJ US)	5,587	687,424
	Canaccord Genuity Group, Inc.	19,319	168,535
*	Canada Goose Holdings, Inc. (GOOS CN)	4,613	52,537
*	Canada Goose Holdings, Inc. (GOOS US)	8,100	92,178
	Canada Packers, Inc.	4,117	55,768
	Canadian Imperial Bank of Commerce (CM CN)	10,886	1,214,702
	Canadian Imperial Bank of Commerce (CM US)	38,032	4,238,286
	Canadian National Railway Co. (CNI US)	30,283	3,395,633
	Canadian National Railway Co. (CNR CN)	99	11,120
	Canadian Pacific Kansas City Ltd. (CP CN)	534	46,444
	Canadian Pacific Kansas City Ltd. (CP US)	23,557	2,048,517
		Shares	Value»
CANADA — (Continued)
	Canadian Tire Corp. Ltd., Class A	14,715	$2,046,461
	Canadian Utilities Ltd., Class A	22,549	804,948
*	Canfor Corp.	18,632	165,971
*	Capstone Copper Corp.	182,524	1,521,089
#	Cascades, Inc.	28,823	228,318
*	Cavvy Energy Ltd.	22,500	22,527
	CCL Industries, Inc., Class B	30,141	1,903,409
*	Celestica, Inc. (CLS US)	18,905	7,743,299
	Centerra Gold, Inc.	69,003	1,200,891
	CES Energy Solutions Corp.	73,300	1,043,635
	CGI, Inc. (GIB US)	12,994	850,327
	CGI, Inc. (GIBA CN)	6,491	424,865
*	Cineplex, Inc.	9,096	76,138
*	Cipher Pharmaceuticals, Inc.	3,000	39,114
	Cogeco Communications, Inc.	4,167	193,081
	Cogeco, Inc.	1,876	87,188
	Colliers International Group, Inc. (CIGI CN)	820	85,722
	Colliers International Group, Inc. (CIGI US)	6,705	701,209
	Computer Modelling Group Ltd.	8,295	24,793
*	Condor Energies, Inc.	3,200	7,444
	Constellation Software, Inc.	1,052	1,915,951
*	D-BOX Technologies, Inc.	23,500	14,186
	Definity Financial Corp.	24,039	1,225,532
*	Descartes Systems Group, Inc. (DSGX US)	4,755	342,883
	Dexterra Group, Inc.	13,572	117,201
	Dollarama, Inc.	24,451	3,124,889
	Doman Building Materials Group Ltd.	28,370	215,122
	Dominion Lending Centres, Inc.	5,800	41,418
	DPM Metals, Inc.	58,785	1,973,853

40

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	DREAM Unlimited Corp., Class A	9,274	$126,300
	Dynacor Group, Inc.	9,100	38,923
	E-L Financial Corp. Ltd.	30,000	376,560
	Eldorado Gold Corp. (EGO US)	28,303	879,949
	Eldorado Gold Corp. (ELD CN)	40,956	1,265,441
	Element Fleet Management Corp.	106,631	2,545,768
	Empire Co. Ltd., Class A	34,751	1,189,621
	Enbridge, Inc. (ENB CN)	23,766	1,318,180
	Enbridge, Inc. (ENB US)	33,548	1,859,230
	Enerflex Ltd. (EFX CN)	8,801	236,166
	Enerflex Ltd. (EFXT US)	26,143	701,155
*	Ensign Energy Services, Inc.	32,417	91,403
	EQB, Inc.	9,000	816,815
	Equinox Gold Corp. (EQX CN)	11,142	155,685
#	Equinox Gold Corp. (EQX US)	118,956	1,660,626
*	ERO Copper Corp. (ERO CN)	15,675	405,160
*	ERO Copper Corp. (ERO US)	14,291	369,422
	Evertz Technologies Ltd.	6,506	76,634
	Exchange Income Corp.	7,558	556,689
	Extendicare, Inc.	21,418	472,714
	Fairfax Financial Holdings Ltd.	2,629	4,549,572
#	Fiera Capital Corp.	20,100	85,233
	Finning International, Inc.	38,030	2,785,162
*	Firan Technology Group Corp.	3,300	48,467
	Firm Capital Mortgage Investment Corp.	9,400	85,395
	First Majestic Silver Corp. (AG US)	59,513	1,173,001
*	First Quantum Minerals Ltd.	107,505	2,632,324
	FirstService Corp. (FSV CN)	1,700	227,789
		Shares	Value»
CANADA — (Continued)
	FirstService Corp. (FSV US)	3,742	$500,717
*	Foraco International SA	16,800	38,959
	Fortis, Inc. (FTS CN)	23,005	1,315,588
#*	Fortuna Mining Corp. (FSM US)	55,675	537,264
*	Fortuna Mining Corp. (FVI CN)	36,107	348,219
*	Freegold Ventures Ltd.	37,423	31,407
*	Fury Gold Mines Ltd.	10,000	5,448
*	Galiano Gold, Inc. GAU CN	24,802	57,698
*	Galiano Gold, Inc. GAU US	13,249	30,738
	George Weston Ltd.	20,667	1,491,505
#	GFL Environmental, Inc.	19,302	774,203
	Gibson Energy, Inc.	42,524	931,342
#	Gildan Activewear, Inc. (GIL CN)	2,100	130,327
	Gildan Activewear, Inc. (GIL US)	33,040	2,048,150
#	goeasy Ltd.	3,750	93,891
*	GoGold Resources, Inc.	57,868	111,616
#	Great-West Lifeco, Inc.	14,725	786,793
*	Greenfire Resources Ltd.	5,000	33,650
*	Haivision Systems, Inc.	7,400	36,010
	Hammond Power Solutions, Inc.	2,300	489,632
	High Liner Foods, Inc.	5,650	57,193
	Hudbay Minerals, Inc. (HBM CN)	57,861	1,338,374
	Hudbay Minerals, Inc. (HBM US)	64,922	1,500,347
Ω	Hydro One Ltd.	18,600	799,128
	iA Financial Corp., Inc.	26,800	3,449,167
*	IAMGOLD Corp. (IAG US)	58,539	987,553
*	IAMGOLD Corp. (IMG CN)	123,812	2,083,662
	IGM Financial, Inc.	18,064	1,007,094
*	Imperial Metals Corp.	25,819	128,301
	Information Services Corp.	3,800	127,371
	InPlay Oil Corp.	1,017	13,245
	Intact Financial Corp.	26,578	5,121,306

41

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	IsoEnergy Ltd.	3,684	$44,134
#*	Ivanhoe Mines Ltd., Class A	98,673	799,060
Ω	Jamieson Wellness, Inc.	5,532	137,694
*	Journey Energy, Inc.	10,900	46,301
*	K92 Mining, Inc.	71,753	1,318,478
	K-Bro Linen, Inc.	3,554	99,188
#	Keyera Corp.	60,078	2,321,120
*	Kinaxis, Inc.	972	100,424
	Kinross Gold Corp. (K CN)	150,221	4,550,811
	Kinross Gold Corp. (KGC US)	933	28,214
*	Knight Therapeutics, Inc.	35,622	196,683
	KP Tissue, Inc.	3,500	29,322
	Labrador Iron Ore Royalty Corp.	16,209	338,774
*	Laramide Resources Ltd.	28,500	15,946
	Lassonde Industries, Inc., Class A	600	98,732
	Laurentian Bank of Canada	151	4,477
	Leon's Furniture Ltd.	8,006	154,715
	Linamar Corp.	11,534	771,764
*	Lithium Americas Corp.	1,618	9,271
	Loblaw Cos. Ltd.	34,844	1,606,310
*	Lucara Diamond Corp.	97,752	17,271
	Lundin Gold, Inc.	21,011	1,412,077
	Lundin Mining Corp.	55,506	1,424,478
	Magellan Aerospace Corp.	2,725	50,273
#	Magna International, Inc. (MG CN)	12,585	800,952
	Magna International, Inc. (MGA US)	58,092	3,698,718
	Mainstreet Equity Corp.	900	120,316
*	Major Drilling Group International, Inc.	19,412	223,938
	Manulife Financial Corp. (MFC US)	71,468	2,807,978
	Maple Leaf Foods, Inc.	20,730	437,995
	Martinrea International, Inc.	19,586	144,766
*	Mattr Corp.	2,700	18,943
*	MDA Space Ltd.	10,609	324,436
	Medical Facilities Corp.	6,857	86,675
		Shares	Value»
CANADA — (Continued)
	Melcor Developments Ltd.	3,200	$43,677
	Methanex Corp. (MEOH US)	14,606	957,277
	Metro, Inc.	34,080	2,284,654
	Morguard Corp.	200	17,742
	MTY Food Group, Inc.	5,178	154,728
#	Mullen Group Ltd.	25,178	381,094
	National Bank of Canada	22,593	3,410,433
	Neo Performance Materials, Inc.	11,454	213,337
*	NFI Group, Inc.	17,971	287,885
	North American Construction Group Ltd. (NOA CN)	7,400	108,738
	North West Co., Inc.	13,509	506,009
	Northland Power, Inc.	74,247	1,276,851
#	Nutrien Ltd. (NTR CN)	1,300	98,815
	Nutrien Ltd. (NTR US)	54,316	4,128,029
	OceanaGold Corp.	78,667	2,435,858
	Onex Corp.	17,120	1,442,474
#	Open Text Corp. (OTEX CN)	1,630	36,948
#	Open Text Corp. (OTEX US)	43,985	996,700
	OR Royalties, Inc. (OR CN)	89	3,293
	OR Royalties, Inc. (OR US)	3,600	132,876
*	Orezone Gold Corp.	34,200	51,111
*	Orvana Minerals Corp.	8,400	10,513
	Pan American Silver Corp. (PAAS CN)	17,203	900,202
	Pan American Silver Corp. (PAAS US)	43,383	2,268,489
	Pason Systems, Inc.	18,794	193,288
	Pembina Pipeline Corp. (PBA US)	76,684	3,567,340
	Pet Valu Holdings Ltd.	7,165	112,195
	PHX Energy Services Corp.	10,438	94,594
	Pizza Pizza Royalty Corp.	7,900	90,728
*	PMET Resources, Inc.	5,500	24,173
	Polaris Renewable Energy, Inc.	6,500	61,346

42

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	PrairieSky Royalty Ltd.	40,224	$1,016,001
*	Precision Drilling Corp. (PD CN)	998	93,107
*	Precision Drilling Corp. (PDS US)	3,554	331,727
#	Premium Brands Holdings Corp.	10,355	649,879
#	Propel Holdings, Inc.	5,900	95,036
	Pulse Seismic, Inc.	5,300	15,529
	Quebecor, Inc., Class B	41,685	1,754,738
	RB Global, Inc. (RBA US)	11,873	1,238,354
*	Real Matters, Inc.	3,400	14,392
#	Restaurant Brands International, Inc. (QSR US)	22,306	1,799,648
	Richelieu Hardware Ltd.	13,469	393,852
	Rogers Communications, Inc. (RCI US), Class B	66,911	2,437,568
	Rogers Communications, Inc. (RCIB CN), Class B	3,060	111,398
	Rogers Sugar, Inc.	32,900	159,129
	Royal Bank of Canada (RY CN)	25,032	4,502,203
	Royal Bank of Canada (RY US)	97,669	17,577,490
	Russel Metals, Inc.	18,045	702,351
	Saputo, Inc.	54,951	1,663,882
*	Saturn Oil & Gas, Inc.	10,300	51,108
	Savaria Corp.	13,874	305,190
*	Seabridge Gold, Inc. (SA US)	9,233	258,062
#	Secure Waste Infrastructure Corp.	69,338	1,181,711
*	Shopify, Inc. (SHOP US), Class A	6,770	820,050
	Sienna Senior Living, Inc.	15,782	271,873
*	Source Energy Services Ltd.	3,700	48,567
	South Bow Corp. SOBO US	58,226	1,993,658
	Sprott, Inc. (SII US)	5,146	671,038
*	SSR Mining, Inc. (SSRM CN)	42,844	1,233,895
		Shares	Value»
CANADA — (Continued)
*	SSR Mining, Inc. (SSRM US)	22,172	$638,775
	Stantec, Inc. (STN CN)	5,001	456,748
	Stantec, Inc. (STN US)	16,747	1,529,001
	Stella-Jones, Inc.	12,695	785,616
	StorageVault Canada, Inc.	38,826	125,766
	Sun Life Financial, Inc. (SLF CN)	31,106	2,241,208
#	Sun Life Financial, Inc. (SLF US)	37,024	2,668,690
	Superior Plus Corp.	15,176	83,793
*	Talon Metals Corp.	10,050	54,602
*	Taseko Mines Ltd. (TKO CN)	79	566
	Teck Resources Ltd. (TECK US), Class B	33,100	1,934,033
	TELUS Corp.	9,157	114,669
#	TerraVest Industries, Inc.	2,849	290,615
	TFI International, Inc. (TFII CN)	8,716	1,247,132
	TFI International, Inc. (TFII US)	8,066	1,154,890
††	Theratechnologies, Inc.	4,374	1,662
	Thomson Reuters Corp. (TRI US)	4,179	399,889
#	Timbercreek Financial Corp.	17,235	85,899
	TMX Group Ltd.	26,391	1,076,351
#	Torex Gold Resources, Inc.	36,899	1,519,586
	Toromont Industries Ltd.	16,627	2,585,457
	Toronto-Dominion Bank (TD CN)	7,237	779,615
	Toronto-Dominion Bank (TD US)	99,817	10,750,291
	Total Energy Services, Inc.	11,308	195,799
#*	Transat AT, Inc.	3,000	5,654
	Transcontinental, Inc., Class A	21,110	82,522
	Trican Well Service Ltd.	58,515	310,593
	Triple Flag Precious Metals Corp. (TFPM CN)	900	28,729

43

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Triple Flag Precious Metals Corp. (TFPM US)	7,056	$225,153
*	Trisura Group Ltd. (TSU CN)	10,257	332,247
*	Valeura Energy, Inc.	18,761	185,352
	VersaBank (VBNK CN)	2,400	42,881
	VersaBank (VBNK US)	1,100	19,701
*††	Victoria Gold Corp./Vancouver	11,300	749
*	Vitalhub Corp.	2,368	13,981
*	Vizsla Silver Corp.	3,957	13,375
	Wajax Corp.	7,419	184,717
	Waste Connections, Inc. (WCN US)	10,716	1,765,139
*	Wesdome Gold Mines Ltd.	48,100	854,812
	West Fraser Timber Co. Ltd. (WFG CN)	16,188	1,024,896
	Westshore Terminals Investment Corp.	8,792	229,970
	Wheaton Precious Metals Corp. (WPM US)	4,022	508,622
	Winpak Ltd.	8,205	242,583
	WSP Global, Inc.	9,081	1,510,882
*	Yangarra Resources Ltd.	15,200	16,114
	Yellow Pages Ltd.	2,901	28,704
TOTAL CANADA			267,055,333
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd. (CGG CN)	56,934	1,223,053
DENMARK — (1.4%)
	AL Sydbank	16,028	1,366,990
	ALK-Abello AS	32,141	1,203,861
#	Alm Brand AS	198,447	464,211
#	Ambu AS, Class B	20,898	207,159
#	AP Moller - Maersk AS (MAERSKA DC), Class A	223	524,409
#	AP Moller - Maersk AS (MAERSKB DC), Class B	338	802,487
#	Coloplast AS, Class B	10,295	635,960
	D/S Norden AS	4,911	232,390
	Danske Bank AS	61,163	3,144,297
		Shares	Value»
DENMARK — (Continued)
#*	Demant AS	20,158	$639,282
*	Dfds AS	7,020	150,783
	DSV AS	8,762	2,154,925
	FLSmidth & Co. AS	14,063	1,044,489
	Foroya Banki P	1,197	42,564
#*	GN Store Nord AS	27,825	418,532
	GronlandsBANKEN AS	259	39,793
#*	H&H International AS, Class B	1,745	29,084
	ISS AS	31,880	1,169,505
	Jeudan AS	1,620	52,879
	Jyske Bank AS	15,613	2,173,549
#	Matas AS	10,756	170,995
	MT Hoejgaard Holding AS	502	26,894
*Ω	Netcompany Group AS	7,971	455,345
*	NKT AS	14,984	2,213,321
#*Ω	NNIT AS	2,658	18,410
*	North Media AS	1,370	10,423
#*	NTG Nordic Transport Group AS	2,340	68,490
*Ω	Orsted AS	23,932	640,025
	Pandora AS	15,813	1,203,353
#	Parken Sport & Entertainment AS	1,139	32,164
	Per Aarsleff Holding AS	4,795	558,444
	Ringkjoebing Landbobank AS	6,693	1,672,322
#	Rockwool AS ROCKA DC, Class A	15,407	473,528
	Rockwool AS ROCKB DC, Class B	28,199	820,887
	Schouw & Co. AS	3,662	377,541
	SJF Bank AS	2,849	139,759
#*	Solar AS, Class B	1,417	46,184
	SP Group AS	1,103	64,423
#	Tivoli AS	661	67,598
	TORM PLC, Class A	14,997	480,720
*	Trifork Group AG	2,515	35,080
	Tryg AS	66,542	1,598,910
	UIE PLC	3,870	233,116
	Vestas Wind Systems AS	96,367	2,963,227
TOTAL DENMARK			30,868,308
FINLAND — (1.8%)
	Aktia Bank OYJ	13,319	170,263
#	Alandsbanken Abp, Class B	1,334	75,179
	Alma Media OYJ	6,819	100,070
	Aspo OYJ	9,512	68,152

44

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Atria OYJ	4,031	$70,111
	Digia OYJ	3,511	23,532
	Elisa OYJ	32,973	1,601,430
Ω	Enento Group OYJ	2,714	51,486
#	Fiskars OYJ Abp	6,389	103,042
	Fortum OYJ	70,722	1,781,704
	F-Secure OYJ	21,549	44,576
#	Harvia OYJ	2,878	120,078
	Hiab OYJ	11,710	696,581
	HKFoods OYJ	16,235	30,396
	Huhtamaki OYJ	22,410	717,202
	Kalmar OYJ, Class B	11,710	627,971
	Kemira OYJ	29,190	605,292
	Kesko OYJ (KESKOA FH), Class A	21,273	507,988
	Kesko OYJ (KESKOB FH), Class B	71,306	1,757,488
#	Kone OYJ, Class B	27,101	1,725,123
	Konecranes OYJ	55,308	1,816,480
*	Lassila & Tikanoja OYJ	4,901	41,921
*	Lindex Group OYJ	19,336	49,170
	Lumo Kodit OYJ	24,964	237,746
	Luotea PLC	14,353	41,318
#	Mandatum OYJ	86,348	690,599
	Marimekko OYJ	5,734	66,752
#*	Metsa Board OYJ (METSB FH), Class B	15,474	51,779
#	Metso OYJ	123,378	2,131,271
	Neste OYJ	51,745	1,787,415
#	Nokia OYJ (NOK US), Sponsored ADR	15,414	198,995
	Nokia OYJ (NOKIA FH)	355,620	4,518,708
#	Nokian Renkaat OYJ	16,521	203,254
	Nordea Bank Abp (NDA FH)	207,796	3,907,580
	Nordea Bank Abp (NDA SS)	83,521	1,565,775
#	Oma Saastopankki OYJ	2,640	36,973
	Outokumpu OYJ	100,252	674,337
	Ponsse OYJ	2,132	55,879
	Puuilo OYJ	15,103	230,260
#*	QT Group OYJ	2,337	52,830
	Raisio OYJ, Class V	32,310	96,862
#*	Remedy Entertainment OYJ	696	10,461
	Revenio Group OYJ	4,522	73,841
	Sampo OYJ, Class A	255,340	2,651,837
	Sanoma OYJ	22,570	245,466
	Scanfil OYJ	4,854	72,131
#	Stora Enso OYJ, Class R	160,999	1,792,654
		Shares	Value»
FINLAND — (Continued)
	Taaleri PLC	5,092	$45,708
	Tieto OYJ	27,747	619,894
#	Tokmanni Group Corp.	12,950	115,622
#	UPM-Kymmene OYJ	77,562	2,323,978
	Vaisala OYJ, Class A	4,717	275,958
#	Valmet OYJ	36,322	948,413
#*	Verkkokauppa.com OYJ	2,796	7,359
	Wartsila OYJ Abp	67,047	2,815,801
*	YIT OYJ	19,976	59,249
TOTAL FINLAND			41,391,940
FRANCE — (6.8%)
#*	74Software SA	2,936	123,137
	ABC arbitrage	7,327	46,189
	Accor SA	27,126	1,342,431
#	Aeroports de Paris SA	8,898	1,080,427
	Air Liquide SA	24,412	5,252,002
*	Alstom SA	87,928	1,766,850
#	Altamir	3,848	111,139
	Alten SA	6,817	454,157
Ω	Amundi SA	9,891	956,027
	Arkema SA	14,011	1,022,578
	Assystem SA	1,316	70,960
	Aubay	1,372	80,501
	AXA SA	62,944	3,034,233
Ω	Ayvens SA	94,205	1,274,806
#*	Bastide le Confort Medical	385	11,339
#	Beneteau SACA	9,034	72,701
	BioMerieux	8,002	675,248
	BNP Paribas SA	44,394	4,662,322
	Boiron SA	1,017	32,671
	Bollore SE	116,719	737,027
	Bonduelle SCA	1,003	10,194
*††	Bourbon Corp. SA	3,477	0
	Bouygues SA	56,039	3,314,132
	Bureau Veritas SA	55,955	1,714,648
	Capgemini SE	12,770	1,553,040
	Carrefour SA	154,403	3,078,156
	CBo Territoria	5,862	27,187
*	Cegedim SA	182	2,558
	Cie de Saint-Gobain SA	58,073	5,320,635
	Cie des Alpes	5,866	152,905
	Cie Generale des Etablissements Michelin SCA	136,014	4,927,245
	Coface SA	32,253	598,094
	Credit Agricole SA	77,117	1,506,258
	Danone SA	34,449	2,699,011

45

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Dassault Systemes SE	5,005	$112,781
	Derichebourg SA	32,138	342,386
#	Edenred SE	18,577	465,243
	Eiffage SA	19,452	3,136,213
	Electricite de Strasbourg SA	188	50,783
Ω	Elior Group SA	35,018	108,702
	Elis SA	59,003	1,823,205
*	Emeis SA	13,350	225,628
	Engie SA	344,839	11,366,766
	Equasens	617	27,223
	EssilorLuxottica SA	6,264	1,325,898
	Eurazeo SE	7,171	391,388
Ω	Euronext NV	13,992	2,342,137
	Exosens SAS	2,670	203,895
*	Figeac Aero	2,866	33,449
	Fnac Darty SA (0QSH LI)	903	37,578
	Fnac Darty SA (FNAC FP)	577	23,941
*	Forvia SE (1EO IM)	1,747	20,396
*	Forvia SE (FRVIA FP)	54,843	646,518
	Gaztransport Et Technigaz SA	9,721	2,365,062
	Getlink SE	998	22,355
	GL Events SACA	3,535	139,159
	Groupe Crit SA	826	53,880
	Hermes International SCA	1,349	2,580,773
*	ID Logistics Group SACA	968	411,090
	Imerys SA	5,948	155,688
	Infotel SA	925	37,654
	Ipsen SA	9,830	1,930,629
	IPSOS SA	11,077	469,773
	Jacquet Metals SACA	3,271	85,259
	JCDecaux SE	20,036	445,664
	Kaufman & Broad SA	3,878	125,984
	Kering SA	5,140	1,414,082
	Lectra	1,556	29,438
	Legrand SA	19,011	3,406,076
	Lhyfe SAS	4,259	11,416
	Linedata Services	158	8,039
	LISI SA	2,450	179,353
	LNA Sante SA	1,001	33,854
	L'Oreal SA	7,964	3,430,007
*	Lumibird	1,356	34,330
	LVMH Moet Hennessy Louis Vuitton SE	14,509	7,750,841
	Manitou BF SA	3,565	85,527
	Mersen SA	6,581	247,618
#	Metropole Television SA	7,188	109,784
		Shares	Value»
FRANCE — (Continued)
	Nexans SA	9,075	$1,693,883
#*	Nexity SA	11,531	114,466
	North Atlantic Energies	745	54,588
	NRJ Group	4,221	35,409
#	Oeneo SA	3,475	37,021
	Opmobility	20,678	349,397
	Orange SA (ORA FP)	408,891	8,514,069
*	Pierre Et Vacances SA	21,945	47,927
#	Pluxee NV	5,103	72,512
	Publicis Groupe SA (PUB FP)	48,426	4,524,794
	Quadient SA	1,535	20,991
	Renault SA	45,326	1,592,266
	Rexel SA	49,214	2,081,420
	Robertet SA	93	87,373
	Rubis SCA	12,834	528,946
	SA d'Explosifs et de Produits Chimiques	146	45,794
	Savencia SA	1,026	79,966
	Schneider Electric SE (SU FP)	9,469	3,013,119
	SCOR SE	42,129	1,571,950
	SEB SA	2,780	170,612
#	Seche Environnement SACA	643	62,954
	SES SA	117,859	972,934
*Ω	SMCP SA	10,385	63,256
	Societe BIC SA	3,372	232,571
	Societe Generale SA	68,159	5,486,800
	Societe LDC SADIR	1,552	203,666
*	SOITEC	1,419	213,433
	Sopra Steria Group	3,150	491,583
	SPIE SA	45,016	2,611,945
#	Stef SA	1,222	167,017
	STMicroelectronics NV (STM FP)	39,978	2,177,841
	STMicroelectronics NV (STM US)	53,126	2,929,368
#	Sword Group	2,115	77,751
	Synergie SE	2,137	70,693
	Technip Energies NV	35,278	1,668,915
#	Teleperformance SE	5,745	389,104
	Television Francaise 1 SA	10,394	82,678
	TFF Group	553	10,335
	Thermador Groupe	1,621	131,796
#	Tikehau Capital SCA	6,624	137,370
	Trigano SA	2,127	391,155
*	Ubisoft Entertainment SA	3,630	21,177
	Valeo SE	74,929	943,157
	Vallourec SACA	55,614	1,675,731

46

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Veolia Environnement SA (VIE FP)	36,542	$1,545,331
	Vetoquinol SA	539	48,737
	VIEL & Cie SA	2,848	62,487
	Vinci SA	47,348	7,160,070
	Virbac SACA	756	330,217
*	Viridien	2,421	411,777
	Vivendi SE	56,190	131,175
#*	Voltalia SA	2,317	19,254
#	Vusion	632	90,147
#	Wavestone	1,241	66,971
*Ω	X-Fab Silicon Foundries SE	12,028	89,315
TOTAL FRANCE			151,763,487
GERMANY — (6.9%)
	1&1 AG	9,160	242,669
*	7C Solarparken AG	14,315	31,747
	adidas AG	9,797	1,695,445
	Adtran Networks SE	552	14,910
	AIXTRON SE	9,741	538,228
#	Allgeier SE	1,476	28,114
	Allianz SE (ALV GR)	12,224	5,583,096
	Alzchem Group AG	1,842	358,109
*	Aroundtown SA	118,038	341,283
	Atoss Software SE	2,472	230,016
Ω	Aumann AG	1,986	29,662
*	Aumovio SE	14,228	617,047
	Aurubis AG	8,547	1,839,227
	BASF SE	185,842	11,919,202
	Bayerische Motoren Werke AG	25,662	2,348,410
#*	BayWa AG (BYW6 GR)	3,666	12,096
	Bechtle AG	21,806	742,152
Ω	Befesa SA	5,418	207,683
*	Bertrandt AG	980	12,523
	Bijou Brigitte AG	1,184	68,987
	Bilfinger SE	7,290	840,762
#	Borussia Dortmund GmbH & Co. KGaA	13,803	51,678
	Brenntag SE	29,776	2,168,434
*Ω	Brockhaus Technologies AG	560	12,365
	CANCOM SE (COK GR)	6,778	197,035
	Carl Zeiss Meditec AG	1,987	61,881
*	Ceconomy AG	32,902	169,525
	Cewe Stiftung & Co. KGaA	1,993	220,835
	Commerzbank AG	128,806	5,324,051
	Continental AG	28,456	2,153,068
		Shares	Value»
GERMANY — (Continued)
	CTS Eventim AG & Co. KGaA	14,075	$929,002
	Daimler Truck Holding AG	101,301	5,109,409
#*Ω	Delivery Hero SE	18,484	449,867
	Deutsche Bank AG (DB US)	115,050	3,572,302
	Deutsche Beteiligungs AG	2,314	69,512
	Deutsche Boerse AG	14,406	4,419,728
	Deutsche EuroShop AG	2,146	49,797
#Ω	Deutsche Pfandbriefbank AG	23,567	89,894
	Deutsche Post AG	145,136	8,594,113
	Deutsche Telekom AG (DTE GR)	387,487	12,516,077
	Deutsche Wohnen SE	6,411	148,894
	Deutz AG	28,654	335,064
	Draegerwerk AG & Co. KGaA	760	62,390
	Duerr AG	11,000	272,962
Ω	DWS Group GmbH & Co. KGaA	9,989	691,939
	E.ON SE	387,019	8,593,596
	Eckert & Ziegler SE	11,404	204,489
	Elmos Semiconductor SE	2,333	504,627
	ElringKlinger AG	7,755	50,081
#	Energiekontor AG	2,205	105,398
	Fielmann Group AG	6,580	328,456
	flatexDEGIRO SE	24,129	863,329
*	Fraport AG Frankfurt Airport Services Worldwide	10,259	841,780
	Freenet AG	35,489	1,130,317
	Fresenius Medical Care AG (FME GR)	46,649	2,110,795
	Friedrich Vorwerk Group SE	2,185	187,426
	FUCHS SE	7,453	285,675
	GEA Group AG	41,003	2,803,850
#	GFT Technologies SE	5,152	112,348
*	Grand City Properties SA	12,144	136,683
	Hannover Rueck SE	7,999	2,416,921
#Ω	Hapag-Lloyd AG	3,415	442,168
*	Heidelberger Druckmaschinen AG	13,777	23,803
	Henkel AG & Co. KGaA	10,019	690,468
	Hensoldt AG	17,514	1,580,356

47

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	3,106	$295,300
#	HUGO BOSS AG	7,291	309,187
	Indus Holding AG	4,773	167,400
	Infineon Technologies AG (IFX GR)	87,103	5,858,133
	Init Innovation in Traffic Systems SE	1,284	76,722
Ω	Instone Real Estate Group SE	4,671	48,414
#*	IONOS Group SE	6,476	199,342
	IVU Traffic Technologies AG	2,195	48,935
	Jenoptik AG	12,362	486,494
Ω	JOST Werke SE	4,121	250,835
	K&S AG	45,536	851,923
	KION Group AG	21,230	1,108,023
#*	Kloeckner & Co. SE	7,479	104,455
	Knorr-Bremse AG	13,971	1,629,479
#	Kontron AG	10,350	259,506
	Krones AG	3,801	550,104
	KWS Saat SE & Co. KGaA	2,841	256,389
	Lanxess AG	8,778	187,062
	LEG Immobilien SE	9,597	673,409
*	LPKF Laser & Electronics SE	2,771	53,873
*	MAX Automation SE	1,137	5,138
	Mercedes-Benz Group AG	67,651	3,943,384
	MLP SE	19,862	185,936
	MTU Aero Engines AG	9,268	3,178,519
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,329	6,178,516
	Multitude AG	2,952	20,688
#	Mutares SE & Co. KGaA	5,019	145,381
#	Nagarro SE	1,208	61,382
	Nemetschek SE	11,388	826,473
#*	Nordex SE	32,786	1,869,537
	Norma Group SE	4,194	72,300
*	Pentixapharm Holding AG	3,188	7,556
	Pfeiffer Vacuum Technology AG	489	96,056
	ProCredit Holding AG	6,561	62,972
	Puma SE (PUM GR)	11,994	367,183
*	PVA TePla AG	5,120	220,564
	Rational AG	1,093	799,197
#	RTL Group SA	8,522	327,455
	SAF-Holland SE	6,237	128,727
	Salzgitter AG	6,212	351,385
		Shares	Value»
GERMANY — (Continued)
	SAP SE (SAP GR)	14,211	$2,385,928
	Schaeffler AG	53,357	507,302
Ω	Scout24 SE	15,084	1,255,928
	Secunet Security Networks AG	364	78,249
*	SFC Energy AG, Class BR	1,557	33,908
*	SGL Carbon SE	12,199	62,673
*	Siemens Energy AG	34,310	7,271,036
#	Siltronic AG	3,505	328,400
	Sixt SE	3,977	318,237
*	SMA Solar Technology AG	840	53,824
	Stroeer SE & Co. KGaA	3,768	164,541
#	Suedzucker AG	13,573	197,436
	SUSS MicroTec SE	4,133	370,002
	Symrise AG	4,449	393,561
	TAG Immobilien AG	29,304	511,030
*	Talanx AG	11,947	1,557,175
	Technotrans SE	1,771	68,122
	thyssenkrupp AG	135,930	1,617,716
#*Ω	Thyssenkrupp Nucera AG & Co. KGaA	1,253	12,874
	TUI AG	128,600	957,012
	United Internet AG	22,633	711,068
*	Verbio SE	6,536	290,010
	Volkswagen AG	2,489	256,981
	Vonovia SE	65,844	1,774,048
	Vossloh AG	2,532	224,814
	Wacker Chemie AG	4,465	489,967
	Wacker Neuson SE	8,807	198,826
	Washtec AG	3,164	162,410
*	Westwing Group SE	1,203	18,764
	Wuestenrot & Wuerttembergische AG	5,445	94,825
#*Ω	Zalando SE	27,874	688,485
TOTAL GERMANY			154,102,242
HONG KONG — (1.5%)
	Aeon Credit Service Asia Co. Ltd.	38,000	41,021
	AIA Group Ltd.	531,400	5,834,115
*	Allied Group Ltd.	160,000	54,343
	APAC Resources Ltd. 1104 HK	86,588	26,456
	Asia Financial Holdings Ltd.	40,000	23,795
	ASMPT Ltd.	57,100	1,196,097
	Bank of East Asia Ltd.	215,532	377,151
	Best Mart 360 Holdings Ltd.	82,000	18,772

48

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Bitfire Group Holdings Ltd.	62,500	$20,881
	BOC Hong Kong Holdings Ltd.	177,000	1,018,137
#*	Bright Smart Securities & Commodities Group Ltd.	208,000	330,158
	Build King Holdings Ltd.	50,000	11,587
#	Cafe de Coral Holdings Ltd.	56,000	28,745
	Cathay Pacific Airways Ltd.	360,000	535,088
*	China Star Entertainment Ltd.	180,000	217,805
	Chow Sang Sang Holdings International Ltd.	93,000	139,498
	CITIC Telecom International Holdings Ltd.	495,000	175,752
	CK Asset Holdings Ltd.	145,069	913,826
	CK Hutchison Holdings Ltd.	114,000	951,921
	C-Mer Medical Holdings Ltd.	108,000	16,957
#††	Convoy, Inc.	576,000	2,302
#*	Cowell e Holdings, Inc.	59,000	238,915
Ω	Crystal International Group Ltd.	154,000	130,708
	Dah Sing Banking Group Ltd.	108,928	175,307
	Dah Sing Financial Holdings Ltd.	47,720	251,259
*	Deep Source Holdings Ltd.	890,000	90,885
	Dickson Concepts International Ltd.	43,500	34,360
	Dream International Ltd.	32,000	30,842
	Eagle Nice International Holdings Ltd.	74,000	28,756
	Emperor Watch & Jewellery Ltd.	810,000	31,226
*Ω	FIT Hon Teng Ltd.	427,000	422,016
	FSE Lifestyle Services Ltd.	29,000	20,730
	Giordano International Ltd.	326,000	62,142
		Shares	Value»
HONG KONG — (Continued)
	Glorious Sun Enterprises Ltd.	80,000	$14,306
	Great Eagle Holdings Ltd.	21,520	49,010
	G-Resources Group Ltd.	94,760	95,351
#	Guotai Junan International Holdings Ltd.	571,000	176,903
	Hang Lung Group Ltd.	197,000	409,122
	Hang Lung Properties Ltd.	275,811	324,253
*	Hao Tian International Construction Investment Group Ltd.	2,120,000	5,697
	HKT Trust & HKT Ltd.	889,000	1,442,092
	Hong Kong Exchanges & Clearing Ltd.	45,540	2,425,584
*	Hongkong & Shanghai Hotels Ltd.	14,000	10,533
*Ω	Honma Golf Ltd.	25,000	9,073
	Hysan Development Co. Ltd.	76,000	190,517
	IGG, Inc.	197,000	78,341
Ω	Impro Precision Industries Ltd.	111,000	147,849
	Jacobson Pharma Corp. Ltd.	120,000	17,359
	JBM Healthcare Ltd.	74,000	23,351
	Johnson Electric Holdings Ltd.	100,069	271,554
	K Wah International Holdings Ltd.	326,000	95,235
	Karrie International Holdings Ltd.	80,000	24,672
	Kerry Properties Ltd.	143,000	435,256
	KLN Logistics Group Ltd.	104,000	89,575
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	1,435	105
	Luk Fook Holdings International Ltd.	81,000	232,302
	Man Wah Holdings Ltd.	408,400	222,332
*	Maxnerva Technology Services Ltd.	104,000	6,141
*	Midland Holdings Ltd.	140,000	51,056

49

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Miramar Hotel & Investment	56,000	$77,471
	Modern Dental Group Ltd.	72,000	55,196
#	MTR Corp. Ltd.	47,920	204,770
	Nameson Holdings Ltd.	98,000	12,704
*	New World Development Co. Ltd.	364,270	397,507
*††	NewOcean Energy Holdings Ltd.	238,000	0
#	Nissin Foods Co. Ltd.	61,000	55,867
	Orbusneich Medical Group Holdings Ltd.	39,000	18,901
	Oriental Watch Holdings	113,457	47,475
	Pacific Basin Shipping Ltd.	1,092,000	427,282
	Pacific Textiles Holdings Ltd.	75,000	11,206
	PAX Global Technology Ltd.	105,000	52,370
	PCCW Ltd.	810,797	626,664
	Perfect Medical Health Management Ltd.	88,000	13,533
	Pico Far East Holdings Ltd.	230,000	71,435
#	Plover Bay Technologies Ltd.	71,000	68,629
	PRADA SpA	79,500	354,245
	Public Financial Holdings Ltd.	62,000	11,587
Ω	Regina Miracle International Holdings Ltd.	71,000	16,455
Ω	Samsonite Group SA	309,300	566,368
	SAS Dragon Holdings Ltd.	64,000	47,234
	SEA Holdings Ltd.	37,706	6,565
	Shangri-La Asia Ltd.	338,000	192,256
*	Shenwan Hongyuan HK Ltd.	75,000	10,850
	Singamas Container Holdings Ltd.	246,000	18,775
	Sino Land Co. Ltd.	583,155	935,129
	SITC International Holdings Co. Ltd.	296,000	1,239,343
	SmarTone Telecommunications Holdings Ltd.	83,000	53,195
		Shares	Value»
HONG KONG — (Continued)
#	Stella International Holdings Ltd.	154,500	$293,241
	Sun Hung Kai & Co. Ltd.	139,000	76,156
	Sun Hung Kai Properties Ltd.	48,696	852,525
#	SUNeVision Holdings Ltd.	170,000	133,819
	Swire Pacific Ltd. (19 HK), Class A	59,000	641,742
	Swire Pacific Ltd. (87 HK), Class B	102,500	174,347
	Swire Properties Ltd.	53,800	171,898
*	Taung Gold International Ltd.	360,000	20,437
	Techtronic Industries Co. Ltd.	113,000	1,638,466
#*	Television Broadcasts Ltd.	89,500	31,487
	Texhong International Group Ltd.	25,500	23,055
	Texwinca Holdings Ltd.	132,000	20,833
	Transport International Holdings Ltd.	51,595	67,091
	Truly International Holdings Ltd.	76,000	9,740
#	United Laboratories International Holdings Ltd.	300,000	360,748
	Value Partners Group Ltd.	205,000	55,532
#	Vitasoy International Holdings Ltd.	148,000	117,046
*	Viva Goods Co. Ltd.	752,000	56,511
*	Vobile Group Ltd.	133,000	53,549
	VSTECS Holdings Ltd.	196,000	256,771
	VTech Holdings Ltd.	44,700	344,239
*	Wealthink AI-Innovation Capital Ltd.	896,000	23,570
Ω	WH Group Ltd.	1,550,925	1,896,853
	Wharf Real Estate Investment Co. Ltd.	148,000	463,461
*	Xingye Alloy Materials Group Ltd.	95,000	11,044
#	Yue Yuen Industrial Holdings Ltd.	210,500	391,511
#*	Yunfeng Financial Group Ltd.	322,000	110,380
*	ZO Future Group	44,000	12,962
TOTAL HONG KONG			34,201,148

50

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.7%)
	AIB Group PLC	533,854	$6,153,493
	Bank of Ireland Group PLC	235,335	4,635,480
	Cairn Homes PLC	206,386	528,069
	FBD Holdings PLC (FBD ID)	6,986	131,405
	Glanbia PLC (GLB ID)	51,531	1,196,874
*Ω	Glenveagh Properties PLC	147,143	365,125
	Irish Continental Group PLC (IR5B ID)	52,931	403,424
	Kingspan Group PLC (KSP ID)	24,410	2,258,502
*	Permanent TSB Group Holdings PLC	63,921	218,863
TOTAL IRELAND			15,891,235
ISRAEL — (1.7%)
*	Abra Information Technologies Ltd.	8,885	11,446
	Ackerstein Group Ltd.	13,413	41,948
*	Adgar Investment & Development Ltd.	12,287	17,980
	Afcon Holdings Ltd.	199	27,977
*	AFI Properties Ltd.	1,879	146,708
	Africa Israel Residences Ltd.	894	71,621
*	Airport City Ltd.	8,088	150,309
#	Albaad Massuot Yitzhak Ltd.	966	11,558
	Alony Hetz Properties & Investments Ltd.	17,186	207,468
	Alrov Properties & Lodgings Ltd.	1,669	150,984
	Altshuler Shaham Finance Ltd.	17,522	42,566
#	Amos Luzon Development & Energy Group Ltd.	15,411	31,628
	Amot Investments Ltd.	20,569	140,595
	Analyst IMS Investment Management Services Ltd.	1,533	74,421
	Arad Ltd.	2,441	35,043
*	Argo Properties NV	2,713	127,514
	Ari Real Estate Arena Investment Ltd.	13,098	25,993
*	Ashdod Refinery Ltd.	2,303	78,692
		Shares	Value»
ISRAEL — (Continued)
#	Ashtrom Group Ltd.	8,232	$203,549
	AudioCodes Ltd. (AUDC US)	7,272	67,339
#	Aura Investments Ltd.	10,607	75,724
	Automatic Bank Services Ltd.	5,314	47,333
	Ayalon Holdings Ltd.	2,871	148,640
#	Azorim-Investment Development & Construction Co. Ltd.	10,450	69,747
	Azrieli Group Ltd.	1,219	194,431
	Bank Hapoalim BM	121,614	3,262,907
	Bank Leumi Le-Israel BM	141,799	3,589,591
	Baran Group Ltd.	2,695	22,136
	Bezeq The Israeli Telecommunication Corp. Ltd.	189,885	516,567
#	Big Shopping Centers Ltd.	1,012	266,975
	Blue Square Real Estate Ltd.	828	111,075
*	Camtek Ltd.	545	104,202
*	Carasso Motors Ltd.	9,205	99,436
#	Carasso Real Estate Ltd.	1,020	13,731
	Castro Model Ltd.	794	34,797
	Cellcom Israel Ltd. (CEL IT)	28,275	347,320
	Cellcom Israel Ltd. (CELJF US)	6,437	72,738
*	Cielo-Blu Group Ltd.	14,077	15,384
	Clal Insurance Enterprises Holdings Ltd.	14,933	1,290,376
	Cohen Development Gas & Oil Ltd.	867	59,301
	Danel Adir Yeoshua Ltd.	1,201	191,177
	Danya Cebus Ltd.	1,860	95,983
	Delek Automotive Systems Ltd.	9,678	73,623
#	Delta Galil Ltd.	3,106	179,967
	Delta Israel Brands Ltd.	1,144	46,055
	Diplomat Holdings Ltd.	3,364	60,280
#	Direct Finance of Direct Group 2006 Ltd.	507	92,782
	Dor Alon Energy in Israel 1988 Ltd.	859	70,689

51

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#*	Doral Group Renewable Energy Resources Ltd.	18,488	$461,614
#	Duniec Brothers Ltd.	882	73,691
	El Al Israel Airlines	74,778	336,137
	Electra Consumer Products 1970 Ltd.	2,612	73,184
	Electra Ltd.	6,000	197,750
*	Ellomay Capital Ltd.	460	11,648
	Energix-Renewable Energies Ltd.	14,099	104,708
*	Enlight Renewable Energy Ltd. (ENLT IT)	5,996	533,615
*	Fattal Holdings 1998 Ltd.	1,482	370,338
	First International Bank of Israel Ltd.	10,254	857,641
#	Formula Systems 1985 Ltd. (FORTY IT)	2,553	358,163
	Fox Wizel Ltd.	2,332	251,761
*	Gilat Satellite Networks Ltd.	12,148	219,994
#*	Hagag Group Real Estate Development	10,027	106,784
	Hamat Group Ltd.	2,290	11,946
	Harel Insurance Investments & Financial Services Ltd.	15,033	930,873
	Hilan Ltd.	3,637	260,651
	Hiper Global Ltd.	1,400	12,818
	ICL Group Ltd.	46,486	248,917
	IDI Insurance Co. Ltd.	2,482	191,762
*	IES Holdings Ltd.	780	160,997
	Ilex Medical Ltd.	1,313	24,757
	Inrom Construction Industries Ltd.	27,323	256,369
	Isracard Ltd.	49,557	253,119
	Israel Canada TR Ltd.	21,145	147,459
	Israel Discount Bank Ltd., Class A	179,862	2,000,938
*	Israir Group Ltd.	18,935	10,032
	Isras Investment Co. Ltd.	461	133,165
	Isrotel Ltd.	1,215	63,211
	Issta Ltd.	3,129	111,651
*	Kamada Ltd. (KMDA US)	4,706	38,307
		Shares	Value»
ISRAEL — (Continued)
	Kardan Real Estate Enterprise & Development Ltd.	14,025	$28,697
	Kerur Holdings Ltd.	1,414	39,354
	Kvutzat Acro Ltd.	4,440	71,159
	Land Development Nimrodi Group Ltd.	4,449	56,966
#	Lapidoth Capital Ltd.	3,217	89,078
	Libra Insurance Co. Ltd.	6,736	44,458
	M Yochananof & Sons Ltd.	1,345	155,816
*	Malam - Team Ltd.	1,640	46,854
	Matrix IT Ltd.	5,510	168,510
	Matrix IT Ltd. MTRX IT	8,500	260,985
	Max Stock Ltd.	21,164	210,788
	Mediterranean Towers Ltd.	22,942	132,059
	Mega Or Holdings Ltd.	3,782	773,617
	Meitav Investment House Ltd.	11,785	539,193
	Melisron Ltd.	1,210	178,427
	MENIF - Financial Services Ltd.	6,316	59,991
	Menora Mivtachim Holdings Ltd.	5,946	970,515
*	Meshek Energy Renewable Energies Ltd.	55,801	242,636
	Meshulam Levinstein Contracting & Engineering Ltd.	635	113,318
#*	Migdal Insurance & Financial Holdings Ltd.	83,723	534,935
	Mivne Real Estate KD Ltd.	52,674	253,870
#	Mivtach Shamir Holdings Ltd.	1,957	294,568
	Mizrahi Tefahot Bank Ltd.	14,841	1,166,996
	Nawi Group Ltd.	4,936	85,289
*	Nayax Ltd.	635	44,284
	Neto Malinda Trading Ltd.	2,597	149,548
*	Neto ME Holdings Ltd.	633	58,866
	Next Vision Stabilized Systems Ltd.	6,804	781,508
*	Nexxen International Ltd.	948	10,397

52

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Nexxen International Ltd. NEXN US	1,480	$10,863
#*	Nice Ltd. (NICE US), Sponsored ADR	262	26,729
*	Nova Ltd. (NVMI US)	238	119,102
	Oil Refineries Ltd.	484,507	247,724
	One Software Technologies Ltd.	9,525	207,931
*	OY Nofar Energy Ltd.	3,182	200,512
#	Palram Industries 1990 Ltd.	3,125	54,183
	Partner Communications Co. Ltd.	36,733	488,761
	Paz Retail & Energy Ltd.	2,321	642,237
	Peninsula Group Ltd.	12,289	14,283
*	Perion Network Ltd.	8,378	85,881
	Phoenix Financial Ltd.	29,640	1,783,398
	Plasson Industries Ltd.	828	45,003
	Polyram Plastic Industries Ltd.	4,428	12,867
#*	Prashkovsky Investments & Construction Ltd.	1,402	75,122
*	Priortech Ltd.	252	26,995
	Qualitau Ltd.	1,064	200,820
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	250,236
*	Rani Zim Shopping Centers Ltd.	6,725	11,630
#*	Rapac Communication & Infrastructure Ltd.	638	20,435
#*	REIT Azorim Hf. Living Ltd.	332	643
	Retailors Ltd.	1,434	17,464
	Sano-Brunos Enterprises Ltd.	96	14,618
	Scope Metals Group Ltd.	1,610	122,685
	Shapir Engineering & Industry Ltd.	5,785	81,326
*	Shikun & Binui Ltd.	36,521	243,999
*	Shikun & Binui Soltec Renewable Energy	51,900	68,760
	Shufersal Ltd.	39,124	583,788
	Strauss Group Ltd.	4,316	186,971
		Shares	Value»
ISRAEL — (Continued)
	Summit Real Estate Holdings Ltd.	9,319	$174,506
#	Tadiran Group Ltd.	810	53,450
*	TAT Technologies Ltd.	553	20,526
	Tel Aviv Stock Exchange Ltd.	15,517	780,783
	Telsys Ltd.	691	74,121
	Tiv Taam Holdings 1 Ltd.	13,932	65,389
#*	Tower Semiconductor Ltd. (TSEM US)	2,175	480,784
*	Turpaz Industries Ltd.	2,820	71,873
*	Veridis Environment Ltd.	10,859	163,305
	Victory Supermarket Chain Ltd.	1,493	28,889
	Villar International Ltd.	840	52,688
#	YD More Investments Ltd.	7,503	103,099
	YH Dimri Construction & Development Ltd.	1,168	159,209
TOTAL ISRAEL			37,268,576
ITALY — (3.6%)
	A2A SpA	409,121	1,165,066
	ACEA SpA	12,536	328,928
#	Amplifon SpA	8,586	95,109
*	Aquafil SpA	13,516	22,782
	Ariston Holding NV	21,206	97,907
	Arnoldo Mondadori Editore SpA	37,922	91,731
	Ascopiave SpA	14,613	59,752
#	Avio SpA	555	20,615
	Azimut Holding SpA	29,900	1,269,701
	B&C Speakers SpA	589	8,472
	Banca Generali SpA	15,290	1,002,891
	Banca IFIS SpA	5,431	147,960
	Banca Mediolanum SpA	47,792	1,047,523
#	Banca Monte dei Paschi di Siena SpA	492,498	5,249,881
	Banco BPM SpA	377,363	5,498,568
#	Banco di Desio e della Brianza SpA	11,470	124,399
	BasicNet SpA	6,151	52,158
	Biesse SpA	1,807	12,534
#	BPER Banca SpA	455,665	6,726,422
	Brembo NV	27,079	255,178
#	Brunello Cucinelli SpA	8,745	853,357

53

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Cairo Communication SpA	18,484	$54,305
	Cembre SpA	582	53,293
*	CIR SpA-Compagnie Industriali	209,979	164,840
	Credito Emiliano SpA	27,465	486,732
	d'Amico International Shipping SA	14,660	137,541
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,400	266,287
	Danieli & C Officine Meccaniche SpA (DANR IM)	11,141	626,946
	Datalogic SpA	2,525	16,218
	De' Longhi SpA	13,854	538,730
#	Digital Value SpA	659	22,507
Ω	Enav SpA	21,073	123,359
	Enel SpA	505,273	5,899,407
#	ERG SpA	11,231	303,524
	Esprinet SpA	8,722	58,714
#	Ferrari NV (RACE IM)	5,231	1,810,227
	Ferrari NV (RACE US)	611	212,200
#	Ferretti SpA	20,157	94,128
	Fiera Milano SpA	5,610	49,005
	Fila SpA	9,103	99,392
	FinecoBank Banca Fineco SpA	82,841	2,056,579
	FNM SpA	35,502	21,143
	Gefran SpA	1,074	14,755
#	Generali	9,295	416,527
#*	Geox SpA	28,631	9,413
#	GPI SpA	2,849	53,927
#*Ω	GVS SpA	4,543	22,615
	Hera SpA	216,836	1,023,244
#	IMMSI SpA	64,785	37,524
	Industrie De Nora SpA	6,326	46,041
#Ω	Infrastrutture Wireless Italiane SpA	26,866	227,886
	Intercos SpA	9,849	140,496
	Interpump Group SpA	11,263	474,826
	Intesa Sanpaolo SpA	867,798	5,896,019
	Iren SpA	104,399	319,467
#	Italgas SpA	105,004	1,268,429
	Italmobiliare SpA	3,275	111,896
	Iveco Group NV	64,101	1,051,480
	LU-VE SpA	828	53,623
	Maire SpA	36,714	678,952
#	MARR SpA	2,701	27,365
	MFE-MediaForEurope NV, Class A	47,069	155,232
		Shares	Value»
ITALY — (Continued)
	MFE-MediaForEurope NV (MFEA IM), Class A	63,681	$217,308
#	MFE-MediaForEurope NV (MFEB IM), Class B	22,348	97,010
#	Moltiply Group SpA	3,541	141,725
#	Moncler SpA	24,066	1,452,904
#*	NewPrinces SpA	2,915	57,738
#Ω	Nexi SpA	66,254	315,805
	Orsero SpA	2,804	53,593
Ω	OVS SpA	81,946	487,674
	Pharmanutra SpA	861	79,765
#	Piaggio & C SpA	53,220	100,570
Ω	Pirelli & C SpA	88,579	609,265
#Ω	Poste Italiane SpA	20,057	532,391
	Prysmian SpA	16,855	2,563,799
Ω	RAI Way SpA	27,860	200,328
	Recordati Industria Chimica e Farmaceutica SpA	23,129	1,350,449
	Reply SpA	4,000	443,497
	Rizzoli Corriere Della Sera Mediagroup SpA	31,733	35,991
*	Safilo Group SpA	36,873	69,345
#	Saipem SpA	450,815	2,442,540
*	Salvatore Ferragamo SpA	5,142	44,834
#	Sanlorenzo SpA	2,888	112,896
#*	Seco SpA	7,500	25,295
#*	Seri Industrial SpA	7,308	19,632
	Sesa SpA	2,692	272,571
	Snam SpA	152,321	1,201,115
	Sogefi SpA	18,975	45,758
	SOL SpA	6,774	458,156
#*	Stellantis NV (STLA UX)	2,097	15,266
*	Stellantis NV (STLAM IM)	247,907	1,819,135
#	Tamburi Investment Partners SpA	17,532	173,519
Ω	Technogym SpA	24,854	585,557
#*	Telecom Italia SpA (TIT IM)	3,101,301	2,447,484
*	Telecom Italia SpA (TITR IM)	1,519,122	1,402,669
	Tenaris SA (TEN IM)	33,633	1,073,611
#	Tenaris SA (TS US), ADR	20,904	1,335,766
#	Terna - Rete Elettrica Nazionale	126,230	1,518,327
#*	TREVI - Finanziaria Industriale SpA	23,902	8,705

54

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	UniCredit SpA	101,131	$7,815,658
	Webuild SpA	93,198	277,018
#	Wiit SpA	2,849	101,450
#	Zignago Vetro SpA	1,055	8,729
TOTAL ITALY			81,270,576
JAPAN — (22.9%)
	& ST HD Co. Ltd.	6,980	133,283
	&Do Holdings Co. Ltd.	3,100	21,071
	77 Bank Ltd.	45,000	866,294
	A&D HOLON Holdings Co. Ltd.	7,100	130,423
	AB & Company Co. Ltd.	4,100	31,564
	ABC-Mart, Inc.	18,100	307,461
	Achilles Corp.	1,200	10,665
	Acom Co. Ltd.	73,300	235,246
	AD Works Group Co. Ltd.	15,000	39,051
	ADEKA Corp.	19,700	493,398
#	Ad-sol Nissin Corp.	4,800	45,427
	Advanced Media, Inc.	2,400	16,544
	Advantest Corp.	42,000	7,842,178
	Aeon Co. Ltd.	133,320	1,284,603
#	Aeon Fantasy Co. Ltd.	2,300	37,606
	AEON Financial Service Co. Ltd.	20,700	205,853
#	Aeon Hokkaido Corp.	10,400	56,364
#	Aeon Kyushu Co. Ltd.	700	12,524
	AFC-HD AMS Life Science Co. Ltd.	2,200	12,157
	AGC, Inc.	18,500	663,482
#	Ahresty Corp.	8,100	43,094
	Ai Holdings Corp.	3,700	63,777
	Aica Kogyo Co. Ltd.	14,400	322,420
	Aichi Corp.	7,300	65,229
	Aichi Financial Group, Inc.	26,230	248,838
	Aichi Steel Corp.	11,600	213,929
	Aichi Tokei Denki Co. Ltd.	2,400	44,359
	Aida Engineering Ltd.	7,681	58,323
#	Ain Holdings, Inc.	7,688	278,754
	Ainavo Holdings Co. Ltd.	2,200	11,168
	Aiphone Co. Ltd.	3,100	55,277
	Air Water, Inc.	51,614	732,149
	Airman Corp.	6,000	78,309
#	Airport Facilities Co. Ltd.	6,100	37,843
	Airtrip Corp.	3,400	14,824
		Shares	Value»
JAPAN — (Continued)
	Aisan Industry Co. Ltd.	14,900	$164,625
	Aisin Corp.	56,354	893,629
#	AIT Corp.	2,000	28,225
#	Aizawa Securities Group Co. Ltd.	5,200	48,071
	Akatsuki Corp.	11,800	48,954
	Akatsuki, Inc.	1,600	28,312
*	Akebono Brake Industry Co. Ltd.	46,500	37,643
	Akita Bank Ltd.	3,300	115,240
	Albis Co. Ltd.	1,568	24,678
	Alconix Corp.	8,300	131,842
	Alfresa Holdings Corp.	42,400	640,099
	Allied Telesis Holdings KK	10,300	17,619
#	Alpen Co. Ltd.	4,700	59,132
#	Alpha Systems, Inc.	1,300	27,441
	AlphaPolis Co. Ltd.	2,900	20,139
	Alps Alpine Co. Ltd.	44,730	671,228
#	Altech Corp.	4,530	72,971
	Amada Co. Ltd.	64,800	1,095,740
	Amano Corp.	13,900	317,751
#	Amiyaki Tei Co. Ltd.	3,200	27,284
#	Amuse, Inc.	3,100	38,794
#	Amvis Holdings, Inc.	11,100	27,690
	ANA Holdings, Inc.	7,600	126,298
	Anabuki Kosan, Inc.	1,000	16,010
	Anest Iwata Corp.	6,600	66,799
	Anicom Holdings, Inc.	21,900	209,982
#	Anycolor, Inc.	7,500	132,448
#	AOI Electronics Co. Ltd.	1,100	19,837
	AOKI Holdings, Inc.	9,700	96,102
	Aoyama Trading Co. Ltd.	27,600	139,133
#	Aoyama Zaisan Networks Co. Ltd.	3,600	32,095
	Aozora Bank Ltd.	17,800	287,196
	Appier Group, Inc.	10,400	59,645
#	Arakawa Chemical Industries Ltd.	3,300	26,376
	Arata Corp.	7,800	138,380
#	ARCLANDS Corp.	13,209	149,762
	Arcs Co. Ltd.	10,100	219,487
	ARE Holdings, Inc.	21,200	485,300
	Arealink Co. Ltd.	10,400	66,934
*	Arent, Inc.	1,200	32,584
	Argo Graphics, Inc.	12,000	103,658
	Ariake Japan Co. Ltd.	2,700	93,576
	Arisawa Manufacturing Co. Ltd.	4,700	81,829
	Artience Co. Ltd.	9,100	226,980

55

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Artner Co. Ltd.	1,800	$21,922
	As One Corp.	8,500	117,870
#	Asahi Diamond Industrial Co. Ltd.	14,894	123,359
	Asahi Intecc Co. Ltd.	29,900	629,173
	Asahi Kasei Corp.	225,483	2,218,718
	Asahi Kogyosha Co. Ltd.	4,304	102,592
	Asahi Net, Inc.	6,100	24,394
	Asahi Printing Co. Ltd.	3,900	21,461
#	Asahi Yukizai Corp.	3,400	124,670
	Asanuma Corp.	16,400	96,778
	Asics Corp.	50,000	1,419,881
#	ASKUL Corp.	8,900	66,888
	Astena Holdings Co. Ltd.	9,400	28,977
	Atrae, Inc.	4,000	16,624
*	Aucnet, Inc.	10,000	76,992
	Autobacs Seven Co. Ltd.	17,900	173,823
	Aval Data Corp.	700	13,182
	Avant Group Corp.	4,800	39,299
	Avex, Inc.	4,100	30,973
	Awa Bank Ltd.	8,500	344,868
#	Axell Corp.	2,200	16,125
	Axial Retailing, Inc.	19,896	143,224
	Azbil Corp.	59,200	526,865
#	AZ-COM MARUWA Holdings, Inc.	20,200	115,836
#	AZOOM Co. Ltd.	1,200	31,254
	Bandai Namco Holdings, Inc.	44,000	1,010,033
	Bando Chemical Industries Ltd.	9,300	120,398
#*	Bank of Innovation, Inc.	300	9,732
	Bank of Iwate Ltd.	8,400	105,773
	Bank of Nagoya Ltd.	8,997	335,961
	Bank of Saga Ltd.	3,800	123,962
	Bank of the Ryukyus Ltd.	7,200	115,673
	Base Co. Ltd.	1,700	34,662
	baudroie, Inc.	2,900	37,053
	BayCurrent, Inc.	18,700	602,215
	Beauty Garage, Inc.	1,500	14,896
	Belc Co. Ltd.	2,900	129,260
	Bell System24 Holdings, Inc.	9,100	86,888
	Bell-Park Co. Ltd.	700	13,456
	Belluna Co. Ltd.	12,000	64,656
#	Bewith, Inc.	1,100	13,233
	Bic Camera, Inc.	23,900	247,314
	BIPROGY, Inc.	18,300	526,304
	B-Lot Co. Ltd.	1,500	13,741
		Shares	Value»
JAPAN — (Continued)
	Blue Zones Holdings Co. Ltd.	27,000	$300,537
	BML, Inc.	5,904	143,561
#	Bookoff Group Holdings Ltd.	3,100	40,112
	B-R31 Ice Cream Co. Ltd.	400	10,397
	Bridgestone Corp.	107,900	2,242,275
	Broadleaf Co. Ltd.	2,700	15,619
	Broadmedia Corp.	900	12,635
	Brother Industries Ltd.	46,800	888,742
	Buffalo, Inc.	3,000	47,311
#	Bull-Dog Sauce Co. Ltd.	2,700	31,090
	Bunka Shutter Co. Ltd.	13,900	163,815
	Bushiroad, Inc.	7,400	11,910
#	Business Brain Showa-Ota, Inc.	11,400	66,622
	Business Engineering Corp.	7,000	53,946
	BuySell Technologies Co. Ltd.	5,600	120,021
	C Uyemura & Co. Ltd.	2,600	389,248
	CAC Holdings Corp.	3,200	36,620
	Calbee, Inc.	17,800	337,369
	Canon Marketing Japan, Inc.	19,200	436,977
	Canon, Inc. (7751 JP)	38,000	977,609
	Capcom Co. Ltd.	33,200	700,972
	Career Design Center Co. Ltd.	1,000	15,423
	Careerlink Co. Ltd.	1,300	19,453
	Carlit Co. Ltd.	6,900	120,514
	Casio Computer Co. Ltd.	8,500	86,240
	Cawachi Ltd.	3,300	62,985
	CCI Group, Inc.	50,000	300,555
#	CDS Co. Ltd.	1,000	11,632
	CE Holdings Co. Ltd.	1,500	11,512
	Celsys, Inc.	6,800	58,791
	Central Automotive Products Ltd.	11,400	131,451
	Central Glass Co. Ltd.	6,300	164,893
	Central Japan Railway Co.	19,160	459,657
	Central Security Patrols Co. Ltd.	1,600	27,035
#	Central Sports Co. Ltd.	900	13,527
	Ceres, Inc.	700	8,086

56

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Change Holdings, Inc.	9,900	$57,173
#	Charm Care Corp. KK	4,200	34,485
	Chiba Bank Ltd.	52,300	721,907
#	Chikaranomoto Holdings Co. Ltd.	1,900	17,851
#	Chino Corp.	4,200	42,408
	Chiyoda Co. Ltd.	7,600	47,029
#*	Chiyoda Corp.	20,700	134,295
	Chiyoda Integre Co. Ltd.	2,800	53,746
	Chofu Seisakusho Co. Ltd.	4,300	54,716
	Chori Co. Ltd.	3,300	89,716
	Choushimaru Co. Ltd.	400	4,124
	Chubu Shiryo Co. Ltd.	5,600	60,230
	Chudenko Corp.	7,100	215,705
	Chuetsu Pulp & Paper Co. Ltd.	2,300	28,351
#	Chugai Mining Co. Ltd.	300	1,648
	Chugai Ro Co. Ltd.	1,400	42,168
	Chugin Financial Group, Inc.	36,800	684,888
	Chugoku Marine Paints Ltd.	11,000	225,305
#	Chuo Spring Co. Ltd.	5,000	119,652
#	Chuo Warehouse Co. Ltd.	3,700	46,885
	Citizen Watch Co. Ltd.	71,300	826,087
	CKD Corp.	8,500	329,359
#	CK-San-Etsu Co. Ltd.	2,100	55,805
	Cleanup Corp.	9,300	51,449
	CMK Corp.	14,200	57,381
	Coca-Cola Bottlers Japan Holdings, Inc.	21,442	464,922
	COLOPL, Inc.	19,800	54,675
	Computer Engineering & Consulting Ltd.	5,900	73,077
#	Computer Institute of Japan Ltd.	10,800	34,318
	COMSYS Holdings Corp.	21,064	758,547
#	Comture Corp.	6,378	55,512
	Copro-Holdings Co. Ltd.	3,800	20,291
#	Core Concept Technologies, Inc.	2,100	18,636
#	Core Corp.	1,800	23,550
#	Corona Corp.	1,600	9,528
		Shares	Value»
JAPAN — (Continued)
	Cosel Co. Ltd.	5,200	$42,270
	Cosmo Energy Holdings Co. Ltd.	34,200	874,296
	Cosmos Initia Co. Ltd.	2,100	15,420
	Cosmos Pharmaceutical Corp.	10,700	415,883
#	Cota Co. Ltd.	4,932	35,314
#	CREAL, Inc.	2,500	10,893
#	Create Restaurants Holdings, Inc.	41,400	188,837
	Create SD Holdings Co. Ltd.	6,300	131,616
	Credit Saison Co. Ltd.	35,671	988,045
#	Creek & River Co. Ltd.	2,900	24,674
	Cresco Ltd.	8,400	73,065
#	Cross Cat Co. Ltd.	1,600	9,680
	CTI Engineering Co. Ltd.	6,600	118,799
	CTS Co. Ltd.	8,400	46,472
	Curves Holdings Co. Ltd.	11,200	58,577
	CyberAgent, Inc.	75,900	607,847
#	Cybozu, Inc.	5,500	73,299
	Dai Nippon Printing Co. Ltd.	35,600	674,304
	Dai Nippon Toryo Co. Ltd.	5,000	39,396
	Daicel Corp.	62,200	487,700
	Dai-Dan Co. Ltd.	18,600	332,197
#	Daido Metal Co. Ltd.	11,700	65,999
	Daido Steel Co. Ltd.	34,500	403,337
	Daiei Kankyo Co. Ltd.	8,800	211,392
	Daifuku Co. Ltd.	22,800	996,854
	Daihatsu Infinearth Mfg Co. Ltd.	4,800	91,553
	Daiho Corp.	10,500	49,741
	Dai-Ichi Cutter Kogyo KK	2,000	18,279
	Daiichi Jitsugyo Co. Ltd.	4,800	98,121
	Daiichi Kensetsu Corp.	3,200	75,552
	Daiichi Life Group, Inc.	359,200	3,288,720
	Daiichikosho Co. Ltd.	17,100	177,002
	Daiki Aluminium Industry Co. Ltd.	9,000	84,566
	Daikin Industries Ltd.	13,600	1,921,615
#	Daikokutenbussan Co. Ltd.	1,700	52,267

57

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikyonishikawa Corp.	8,384	$45,608
	Dainichi Co. Ltd.	1,800	11,597
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,200	103,769
	Daio Paper Corp.	22,400	136,985
	Daiseki Co. Ltd.	6,980	186,919
	Daishi Hokuetsu Financial Group, Inc.	70,200	875,275
	Daishinku Corp.	7,600	35,454
	Daisue Construction Co. Ltd.	2,500	54,741
	Daito Pharmaceutical Co. Ltd.	6,380	51,154
	Daito Trust Construction Co. Ltd.	20,500	461,107
	Daitron Co. Ltd.	5,000	93,437
	Daiwa House Industry Co. Ltd.	82,200	2,508,001
	Daiwa Industries Ltd.	7,900	96,574
	Daiwa Securities Group, Inc.	125,604	1,182,294
	Daiwabo Holdings Co. Ltd.	24,600	500,942
	DCM Holdings Co. Ltd.	31,600	295,224
	Dear Life Co. Ltd.	7,200	48,166
	Delica Foods Holdings Co. Ltd.	2,100	11,489
	DeNA Co. Ltd.	20,200	329,618
	Denka Co. Ltd.	18,100	471,387
#	Densan System Holdings Co. Ltd.	2,000	36,531
	Denso Corp.	48,200	575,896
*	Dentsu Group, Inc.	31,674	601,357
	Dentsu Soken, Inc.	17,800	250,341
#	Denyo Co. Ltd.	5,000	114,885
	Dexerials Corp.	43,200	674,215
	DIC Corp.	21,865	500,581
	Digital Arts, Inc.	2,400	85,797
	Digital Garage, Inc.	4,200	66,371
	Digital Hearts Holdings Co. Ltd.	4,100	21,808
#	Dip Corp.	4,600	53,449
	Disco Corp.	5,100	2,426,490
#	DKK Co. Ltd.	2,700	57,604
	DKS Co. Ltd.	1,900	102,779
	DMG Mori Co. Ltd.	34,600	644,752
	Doshisha Co. Ltd.	6,800	141,998
	Double Standard, Inc.	1,900	16,453
		Shares	Value»
JAPAN — (Continued)
	Doutor Nichires Holdings Co. Ltd.	8,000	$141,321
	Dowa Holdings Co. Ltd.	12,800	778,900
	DTS Corp.	31,700	206,585
	Duskin Co. Ltd.	7,800	196,321
	DyDo Group Holdings, Inc.	3,400	54,974
#	Eagle Industry Co. Ltd.	5,900	106,218
	Earth Corp.	3,500	102,408
	EAT&HOLDINGS Co. Ltd.	1,800	22,596
	Ebara Corp.	74,900	2,562,173
	Ebara Foods Industry, Inc.	1,600	25,699
#	Ebara Jitsugyo Co. Ltd.	3,800	58,200
#	Ebase Co. Ltd.	4,800	12,268
#	Eco's Co. Ltd.	2,800	39,589
	EDION Corp.	19,900	269,599
#	eGuarantee, Inc.	5,400	61,148
	Ehime Bank Ltd.	8,100	91,836
	Eizo Corp.	7,900	103,983
	EJ Holdings, Inc.	3,000	32,483
	Elan Corp.	5,100	23,746
	Elecom Co. Ltd.	10,700	110,791
#	EM Systems Co. Ltd.	7,800	32,923
	en, Inc.	5,100	35,651
	Endo Lighting Corp.	3,700	66,580
	ENEOS Holdings, Inc.	436,400	3,665,098
	Enigmo, Inc.	7,700	18,506
	Enomoto Co. Ltd.	1,000	21,103
	Ensuiko Sugar Refining Co. Ltd.	4,700	15,040
	Entrust, Inc.	1,800	12,662
#	Envipro Holdings, Inc.	3,600	25,178
#	eRex Co. Ltd.	5,800	37,485
	ERI Holdings Co. Ltd.	900	24,035
	ES-Con Japan Ltd.	11,600	87,479
#	Eslead Corp.	2,600	96,616
#	ESPEC Corp.	4,900	104,232
	Exedy Corp.	8,300	324,948
	EXEO Group, Inc.	46,238	848,919
	Ezaki Glico Co. Ltd.	11,200	405,146
	FaithNetwork Co. Ltd.	5,500	26,715
	FALCO HOLDINGS Co. Ltd.	2,800	45,038
	FANUC Corp.	6,534	288,627
	Fast Retailing Co. Ltd.	7,700	3,624,738
	FCC Co. Ltd.	9,400	200,394
*	f-code, Inc.	500	4,692
	Feed One Co. Ltd.	7,600	54,151

58

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ferrotec Corp.	12,900	$621,930
	FIDEA Holdings Co. Ltd.	1,200	14,641
	Financial Partners Group Co. Ltd.	15,800	161,168
	FINDEX, Inc.	4,600	23,355
	Fintech Global, Inc.	54,700	44,542
#	First Bank of Toyama Ltd.	13,200	217,550
	First-Corp., Inc.	1,600	11,363
#	Fit Easy, Inc.	600	9,353
#	Fixstars Corp.	7,900	64,207
#	FJ Next Holdings Co. Ltd.	6,900	66,484
#	Focus Systems Corp.	1,800	17,402
	Food & Life Cos. Ltd.	24,700	1,436,824
#	Forval Corp.	500	3,409
#	Foster Electric Co. Ltd.	4,700	89,503
	FP Corp.	12,000	177,286
#	FP Partner, Inc.	1,300	18,349
#	France Bed Holdings Co. Ltd.	6,600	53,925
#	Freebit Co. Ltd.	2,300	20,719
#	F-Tech, Inc.	2,000	9,536
	FTGroup Co. Ltd.	1,500	10,848
	Fudo Tetra Corp.	3,690	69,928
	Fuji Co. Ltd.	10,100	131,265
	Fuji Corp. (6134 JP)	7,400	288,287
	Fuji Electric Co. Ltd.	19,023	1,598,784
	Fuji Kyuko Co. Ltd.	5,699	82,180
	Fuji Media Holdings, Inc.	8,800	217,684
	Fuji Oil Co. Ltd.	10,300	219,270
	Fuji Seal International, Inc.	10,937	172,838
#	Fujibo Holdings, Inc.	6,471	163,148
#	Fujicco Co. Ltd.	4,500	43,836
	FUJIFILM Holdings Corp.	34,200	629,404
	Fujikura Composites, Inc.	4,800	77,024
	Fujikura Kasei Co. Ltd.	8,100	62,944
	Fujikura Ltd.	193,200	7,454,233
	Fujimi, Inc.	6,100	126,170
	Fujisash Co. Ltd.	1,700	8,874
#	Fujita Kanko, Inc.	8,000	105,160
	Fujitsu Ltd.	109,000	2,187,777
#	Fujiya Co. Ltd.	1,901	29,312
#	FuKoKu Co. Ltd.	2,600	29,302
	Fukuda Corp.	2,000	107,175
	Fukuda Denshi Co. Ltd.	4,400	283,985
	Fukui Bank Ltd.	3,800	91,096
		Shares	Value»
JAPAN — (Continued)
	Fukui Computer Holdings, Inc.	2,300	$48,310
	Fukuoka Financial Group, Inc.	24,328	993,146
	Fukuyama Transporting Co. Ltd.	4,300	142,852
#	FULLCAST Holdings Co. Ltd.	4,900	50,913
	Fumakilla Ltd.	1,300	9,326
#	Funai Soken Holdings, Inc.	17,260	123,142
	Furukawa Co. Ltd.	7,400	197,422
	Furuno Electric Co. Ltd.	7,300	338,712
	Furuya Metal Co. Ltd.	3,400	160,875
	Furyu Corp.	3,400	27,881
	Fuso Chemical Co. Ltd.	14,700	307,771
	Fuso Dentsu Co. Ltd.	1,800	20,789
#	Fuso Pharmaceutical Industries Ltd.	1,600	22,595
	Futaba Corp.	2,200	9,733
	Futaba Industrial Co. Ltd.	17,500	109,316
	Future Corp.	10,800	105,443
	Fuyo General Lease Co. Ltd.	15,600	431,921
	G-7 Holdings, Inc.	7,500	61,676
#	GA Technologies Co. Ltd.	8,600	84,511
	Gakken Holdings Co. Ltd.	11,700	71,994
	Gakkyusha Co. Ltd.	1,500	21,905
#	Gakujo Co. Ltd.	2,900	29,618
	Galilei Co. Ltd.	5,200	118,479
	Gamecard Holdings, Inc.	1,500	25,018
	Gecoss Corp.	3,900	40,123
#*	Geniee, Inc.	3,100	19,276
	Genki Global Dining Concepts Corp.	2,400	42,833
#	Genky DrugStores Co. Ltd.	4,800	111,619
	Geo Holdings Corp.	8,000	95,336
#	Gift Holdings, Inc.	2,200	62,064
	Global Link Management KK	2,500	30,245
	GLOBERIDE, Inc.	5,900	78,317
	Glory Ltd.	11,900	302,702
	GLtechno Holdings, Inc.	3,780	125,365
	GMO Financial Gate, Inc.	1,200	43,743

59

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	GMO Financial Holdings, Inc.	10,400	$68,412
#	GMO GlobalSign Holdings KK	1,900	23,230
	GMO internet group, Inc.	15,200	300,841
	GMO Payment Gateway, Inc.	5,800	291,318
#	Godo Steel Ltd.	1,800	32,754
#*	Gokurakuyu Holdings Co. Ltd.	3,900	12,037
	Goldcrest Co. Ltd.	4,600	98,063
	Goldwin, Inc.	12,700	177,737
#	Good Com Asset Co. Ltd.	2,900	27,653
#	Gourmet Kineya Co. Ltd.	1,900	11,723
	Grandy House Corp.	3,100	10,623
	GREE Holdings, Inc.	9,900	22,933
	Greens Co. Ltd.	3,000	44,321
	grems, Inc.	2,000	35,972
	GS Yuasa Corp.	18,199	735,889
	GSI Creos Corp.	3,000	46,520
	G-Tekt Corp.	5,900	67,946
#*	Gumi, Inc.	8,100	16,696
#	Gun-Ei Chemical Industry Co. Ltd.	1,500	49,650
	GungHo Online Entertainment, Inc.	5,900	93,346
	Gunma Bank Ltd.	91,800	1,256,974
	Gunze Ltd.	6,900	159,227
	H.U. Group Holdings, Inc.	16,200	323,219
	H2O Retailing Corp.	27,260	399,997
	Hachijuni Nagano Bank Ltd.	88,700	1,201,738
#	Hagihara Industries, Inc.	3,400	35,665
#	Hakudo Co. Ltd.	1,900	28,598
#	Hakuhodo DY Holdings, Inc.	56,125	376,854
#	Hakuto Co. Ltd.	3,200	85,552
	Hakuyosha Co. Ltd.	500	10,804
	Halows Co. Ltd.	2,800	70,391
	Hamakyorex Co. Ltd.	28,400	311,546
	Hamamatsu Photonics KK	30,100	388,002
	Hankyu Hanshin Holdings, Inc.	44,100	1,278,420
	Hanwa Co. Ltd.	53,000	547,433
	Happinet Corp.	8,200	140,311
	Hard Off Corp. Co. Ltd.	2,800	36,206
	Haseko Corp.	60,900	1,051,684
		Shares	Value»
JAPAN — (Continued)
#	Hashimoto Sogyo Holdings Co. Ltd.	2,300	$18,381
	Hazama Ando Corp.	37,100	449,794
	Heiwa Real Estate Co. Ltd.	4,500	69,818
	Heiwado Co. Ltd.	8,202	139,001
	Hibino Corp.	900	18,174
	Hibiya Engineering Ltd.	8,800	169,043
	Higashi Holdings Co. Ltd.	900	10,155
	Hikari Tsushin, Inc.	900	218,552
#	HI-LEX Corp.	4,600	78,064
	Hioki EE Corp.	1,900	135,422
	Hirakawa Hewtech Corp.	2,866	74,198
	Hirano Tecseed Co. Ltd.	1,800	20,484
	Hirata Corp.	5,658	117,844
	Hirogin Holdings, Inc.	65,800	777,322
	Hirose Electric Co. Ltd.	5,300	736,804
*	Hirose Tusyo, Inc.	900	21,813
	Hiroshima Electric Railway Co. Ltd.	2,500	10,005
#	Hiroshima Gas Co. Ltd.	6,200	15,679
	HIS Co. Ltd.	16,900	113,797
#	Hisaka Works Ltd.	5,000	51,184
	Hisamitsu Pharmaceutical Co., Inc.	600	23,008
	Hitachi Construction Machinery Co. Ltd.	23,400	819,077
	Hochiki Corp.	11,700	144,100
	Hodogaya Chemical Co. Ltd.	2,000	31,996
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	49,066
	Hokkaido Gas Co. Ltd.	10,000	52,822
	Hokkan Holdings Ltd.	2,500	34,513
#	Hokko Chemical Industry Co. Ltd.	6,000	65,299
#	Hokuetsu Corp.	30,900	175,481
	Hokuhoku Financial Group, Inc.	38,000	1,448,671
	Hokuriku Electric Industry Co. Ltd.	2,400	42,093
	Hokuriku Electrical Construction Co. Ltd.	3,480	37,623
	Hokuryo Co. Ltd.	1,000	17,189
#	Hokuto Corp.	3,900	45,543

60

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd. (7267 JP)	223,200	$1,811,142
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	8,470	206,160
	H-One Co. Ltd.	5,000	40,206
#	Honeys Holdings Co. Ltd.	7,850	73,128
	Hoosiers Holdings Co. Ltd.	7,100	53,513
	Horiba Ltd.	9,200	1,280,980
	Hoshizaki Corp.	18,800	611,274
	Hosiden Corp.	13,000	230,887
	Hosokawa Micron Corp.	3,600	136,494
#	Hotland Holdings Co. Ltd.	3,400	34,293
	House Foods Group, Inc.	13,900	266,856
	Hoya Corp.	15,800	2,950,551
*	HS Holdings Co. Ltd.	4,600	33,113
	Hulic Co. Ltd.	66,269	747,413
	Hyakugo Bank Ltd.	55,900	636,109
	Hyakujushi Bank Ltd.	22,400	341,344
	Ibiden Co. Ltd.	50,000	4,276,506
	IBJ, Inc.	4,200	19,322
#	Ichibanya Co. Ltd.	11,400	63,017
	Ichigo, Inc.	24,600	78,502
	Ichikawa Co. Ltd.	200	4,012
	Ichiken Co. Ltd.	1,600	28,483
	Ichikoh Industries Ltd.	11,300	36,766
	Ichinen Holdings Co. Ltd.	5,200	71,679
#	Icom, Inc.	1,900	36,742
	ID Holdings Corp.	4,900	31,498
	Idec Corp.	6,000	128,104
	IDOM, Inc.	15,000	126,511
	IHI Corp.	56,000	1,022,871
	Iida Group Holdings Co. Ltd.	25,740	364,076
#	Iino Kaiun Kaisha Ltd.	20,000	209,898
#	IKK Holdings, Inc.	4,000	20,849
	I'll, Inc.	2,100	32,182
#	Imasen Electric Industrial	1,800	9,649
	i-mobile Co. Ltd.	12,200	40,819
	Imuraya Group Co. Ltd.	2,900	43,517
	Inaba Denki Sangyo Co. Ltd.	21,400	361,014
#	Inaba Seisakusho Co. Ltd.	2,800	29,737
	Inabata & Co. Ltd.	12,000	295,818
#	Ines Corp.	4,700	62,042
		Shares	Value»
JAPAN — (Continued)
#	Infomart Corp.	42,800	$118,849
	INFRONEER Holdings, Inc.	52,240	711,180
	Innotech Corp.	4,100	75,962
	Insource Co. Ltd.	11,100	48,635
#	Intage Holdings, Inc.	3,000	31,655
#	Intelligent Wave, Inc.	2,300	14,315
	Internet Initiative Japan, Inc.	28,200	496,211
#	Inui Global Logistics Co. Ltd.	4,000	38,733
#	IPS, Inc.	2,400	49,617
	Iriso Electronics Co. Ltd.	3,900	83,999
	ISB Corp.	3,100	42,430
#	Ise Chemicals Corp.	4,000	134,119
#	Iseki & Co. Ltd.	2,800	30,358
	Isetan Mitsukoshi Holdings Ltd.	57,700	1,096,478
	Ishihara Chemical Co. Ltd.	1,100	18,860
	Ishihara Sangyo Kaisha Ltd.	8,500	163,720
	Ishizuka Glass Co. Ltd.	600	11,108
#	Istyle, Inc.	19,600	58,337
	Isuzu Motors Ltd.	134,300	1,850,454
	Itfor, Inc.	5,500	60,636
#	ITmedia, Inc.	1,700	17,218
#	Ito En Ltd.	16,819	309,321
	Itochu Enex Co. Ltd.	16,100	195,909
	Itoham Yonekyu Holdings, Inc.	6,800	226,560
	Itoki Corp.	9,400	190,970
	IwaiCosmo Holdings, Inc.	5,600	133,173
	Iwaki Co. Ltd.	2,300	40,035
	Iwatani Corp.	49,000	602,385
	Iwatsuka Confectionery Co. Ltd.	1,800	36,574
	Iyogin Holdings, Inc.	49,300	950,079
	Izumi Co. Ltd.	26,400	159,850
	J Front Retailing Co. Ltd.	54,400	791,689
	J Trust Co. Ltd.	18,300	78,213
#	JAC Recruitment Co. Ltd.	16,000	88,324
	Jaccs Co. Ltd.	6,700	174,021
#	Jade Group, Inc.	2,700	35,099
	JAFCO Group Co. Ltd.	17,400	239,232
	JANOME Corp.	7,199	51,344

61

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Airlines Co. Ltd.	28,300	$445,042
	Japan Airport Terminal Co. Ltd.	15,900	510,965
#	Japan Animal Referral Medical Center Co. Ltd.	3,000	27,058
	Japan Aviation Electronics Industry Ltd.	12,800	195,698
	Japan Business Systems, Inc.	2,400	21,892
#*	Japan Communications, Inc.	27,400	21,888
	Japan Electronic Materials Corp.	2,800	129,009
	Japan Elevator Service Holdings Co. Ltd.	31,400	317,676
#	Japan Engine Corp.	800	63,438
	Japan Exchange Group, Inc.	86,200	1,026,791
	Japan Eyewear Holdings Co. Ltd.	2,800	40,015
#	Japan Investment Adviser Co. Ltd.	6,900	96,726
	Japan Lifeline Co. Ltd.	14,600	132,281
	Japan Material Co. Ltd.	13,200	151,978
	Japan Oil Transportation Co. Ltd.	500	16,355
	Japan Post Insurance Co. Ltd.	46,800	456,329
	Japan Pulp & Paper Co. Ltd.	40,000	282,762
	Japan Securities Finance Co. Ltd.	23,500	323,527
#	Japan System Techniques Co. Ltd.	3,000	36,597
#	Japan Transcity Corp.	8,700	64,551
#	Japan Wool Textile Co. Ltd.	14,300	163,362
	JBCC Holdings, Inc.	15,200	116,893
	JCU Corp.	5,100	216,916
	JDC Corp.	7,800	29,081
	Jeol Ltd.	11,080	445,712
	JFE Systems, Inc.	2,600	31,641
	JGC Holdings Corp.	52,200	793,148
	Jichodo Co. Ltd.	200	12,847
		Shares	Value»
JAPAN — (Continued)
#	JINS Holdings, Inc.	2,900	$123,590
	JINUSHI Co. Ltd.	3,100	66,890
	JK Holdings Co. Ltd.	3,200	27,620
	J-Lease Co. Ltd.	4,000	34,142
	JM Holdings Co. Ltd.	6,600	57,227
	J-Oil Mills, Inc.	4,600	57,795
	Joshin Corp.	5,700	105,889
	Joyful Honda Co. Ltd.	11,800	155,007
#	JP-Holdings, Inc.	13,200	55,484
	JSB Co. Ltd.	2,500	81,780
	JSP Corp.	3,600	53,040
	JTEKT Corp.	31,700	387,164
	Juroku Financial Group, Inc.	40,500	532,110
	Justsystems Corp.	7,200	171,196
	JVCKenwood Corp.	55,200	416,063
	Kadoya Sesame Mills, Inc.	2,700	27,616
	Kaga Electronics Co. Ltd.	8,400	224,947
#	Kagome Co. Ltd.	16,300	280,069
	Kajima Corp.	34,300	1,340,583
	Kakaku.com, Inc.	31,645	528,760
	Kameda Seika Co. Ltd.	5,700	51,944
	Kamei Corp.	8,300	169,896
	Kamigumi Co. Ltd.	16,600	548,636
#	Kanaden Corp.	4,800	71,816
	Kanadevia Corp.	50,700	390,762
#	Kanagawa Chuo Kotsu Co. Ltd.	1,500	30,866
	Kanamoto Co. Ltd.	7,956	234,525
	Kandenko Co. Ltd.	28,600	1,247,575
	Kanematsu Corp.	41,540	571,387
	Kanemi Co. Ltd.	1,000	23,936
#	Kanro, Inc.	5,200	36,767
	Kansai Electric Power Co., Inc.	50,300	805,814
	Kansai Paint Co. Ltd.	38,400	576,287
	Kanto Denka Kogyo Co. Ltd.	12,900	138,034
	Kao Corp.	23,400	871,974
#	Kappa Create Co. Ltd.	4,000	38,797
	Katakura Industries Co. Ltd.	6,600	108,066
	Katitas Co. Ltd.	12,100	241,547
	Kato Works Co. Ltd.	1,000	9,074
	Kawada Technologies, Inc.	12,600	120,603
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	38,491

62

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kawasaki Heavy Industries Ltd.	108,500	$2,230,587
	KDDI Corp.	275,200	4,503,518
#	KeePer Technical Laboratory Co. Ltd.	3,200	60,622
	Keihan Holdings Co. Ltd.	26,100	541,037
	Keihanshin Building Co. Ltd.	5,500	66,085
	Keikyu Corp.	32,100	314,723
	Keio Corp.	78,500	370,082
	Keisei Electric Railway Co. Ltd.	28,122	200,847
	KEIWA, Inc.	3,800	29,146
	Keiyo Bank Ltd.	24,600	340,990
	Kenko Mayonnaise Co. Ltd.	3,900	52,859
	Kewpie Corp.	18,323	486,180
	Keyence Corp.	3,200	1,467,731
	KH Neochem Co. Ltd.	8,500	150,113
	Kibun Foods, Inc.	3,200	21,077
#	Kimura Chemical Plants Co. Ltd.	5,400	44,896
	Kimura Kohki Co. Ltd.	600	46,188
	Kimura Unity Co. Ltd.	4,800	27,602
	Kinden Corp.	15,800	846,579
#	Kintetsu Department Store Co. Ltd.	3,300	34,958
	Kintetsu Group Holdings Co. Ltd.	19,600	418,515
	Kissei Pharmaceutical Co. Ltd.	7,400	206,458
	Ki-Star Real Estate Co. Ltd.	7,200	145,967
	Kita-Nippon Bank Ltd.	2,400	72,100
	Kitano Construction Corp.	6,400	47,181
	Kitz Corp.	16,600	223,484
	Kiyo Bank Ltd.	17,000	450,201
#*	KNT-CT Holdings Co. Ltd.	2,900	36,318
	Koa Shoji Holdings Co. Ltd.	2,000	10,985
#	Koatsu Gas Kogyo Co. Ltd.	6,900	48,470
	Kobe Bussan Co. Ltd.	21,200	371,134
#	Kobe Electric Railway Co. Ltd.	1,100	16,807
	Kobe Steel Ltd.	97,720	1,204,304
	Kohnan Shoji Co. Ltd.	7,300	188,865
#	Kohsoku Corp.	2,000	37,396
#	Koike Sanso Kogyo Co. Ltd.	2,000	23,755
#	Koike-ya, Inc.	400	11,869
		Shares	Value»
JAPAN — (Continued)
	Koito Manufacturing Co. Ltd.	31,745	$515,044
	Kojima Co. Ltd.	7,900	60,798
	Kokusai Electric Corp.	8,900	374,559
	Kokuyo Co. Ltd.	59,000	293,879
	Komatsu Ltd.	108,300	4,637,189
	Komatsu Matere Co. Ltd.	4,700	22,073
#	Komatsu Wall Industry Co. Ltd.	4,000	66,517
	KOMEDA Holdings Co. Ltd.	11,900	231,629
	Komehyo Holdings Co. Ltd.	1,800	60,917
	Komeri Co. Ltd.	6,200	132,272
	Komori Corp.	8,400	80,560
	Kondotec, Inc.	4,900	45,331
	Konica Minolta, Inc.	111,800	355,520
	Konishi Co. Ltd.	13,400	121,346
	Konoike Transport Co. Ltd.	8,200	147,948
	Konoshima Chemical Co. Ltd.	1,500	17,472
#	Kosaido Holdings Co. Ltd.	27,600	106,447
#	Kose Holdings Corp.	9,000	321,048
#	Koshidaka Holdings Co. Ltd.	12,500	80,048
#	Kotobuki Spirits Co. Ltd.	24,800	317,401
#	Kourakuen Corp.	1,600	11,099
	Kozo Keikaku Engineering Holdings, Inc.	3,000	55,218
	KPP Group Holdings Co. Ltd.	16,500	102,244
	Kraftia Corp.	8,800	542,756
	KRS Corp.	4,000	78,551
	K's Holdings Corp.	35,400	409,183
	KU Holdings Co. Ltd.	5,200	37,827
	Kubota Corp. (6326 JP)	83,300	1,359,826
	Kumagai Gumi Co. Ltd.	35,108	336,594
#	Kumiai Chemical Industry Co. Ltd.	20,210	98,039
#	Kura Sushi, Inc.	7,600	83,558
	Kurabo Industries Ltd.	4,400	266,003
	Kuraray Co. Ltd.	75,228	790,087
	Kureha Corp.	10,800	271,046
	Kurimoto Ltd.	10,500	101,785
	Kurita Water Industries Ltd.	18,900	1,021,493

63

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuriyama Holdings Corp.	4,400	$51,475
#	Kusuri No. Aoki Holdings Co. Ltd.	11,400	271,866
	KYB Corp.	10,800	311,255
	Kyocera Corp.	101,600	1,765,399
	Kyodo Printing Co. Ltd.	8,400	82,920
	Kyoei Steel Ltd.	5,500	66,795
	Kyokuto Boeki Kaisha Ltd.	3,000	35,857
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	129,478
#	Kyokuto Securities Co. Ltd.	5,500	54,630
	Kyokuyo Co. Ltd.	2,500	71,980
	Kyorin Pharmaceutical Co. Ltd.	10,400	102,903
#	Kyoritsu Maintenance Co. Ltd.	21,900	333,196
	Kyosan Electric Manufacturing Co. Ltd.	10,000	44,755
	Kyoto Financial Group, Inc.	42,396	1,171,874
	Kyowa Kirin Co. Ltd.	14,800	222,975
	Kyowa Leather Cloth Co. Ltd.	3,500	20,481
	Kyushu Electric Power Co., Inc.	47,900	517,891
	Kyushu Financial Group, Inc.	85,550	698,648
	Kyushu Leasing Service Co. Ltd.	1,700	15,266
	Kyushu Railway Co.	14,800	339,719
#	LA Holdings Co. Ltd.	1,800	104,379
#	Lacto Japan Co. Ltd.	1,700	36,070
	Lasertec Corp.	6,399	1,768,545
#	LEC, Inc.	7,600	49,961
	Leopalace21 Corp.	49,000	204,174
	Life Corp.	12,200	200,488
	Lifedrink Co., Inc.	11,400	100,560
	LIFULL Co. Ltd.	19,000	23,106
#	LIKE, Inc.	1,000	10,073
#	Link & Motivation, Inc.	11,100	39,363
	Lintec Corp.	10,600	343,025
	Lion Corp.	58,301	570,317
#	LITALICO, Inc.	5,600	43,135
	Lixil Corp.	44,400	458,474
	Loadstar Capital KK	2,600	50,494
#	Look Holdings, Inc.	2,000	33,076
	Luckland Co. Ltd.	2,000	18,314
	LY Corp.	207,900	546,824
		Shares	Value»
JAPAN — (Continued)
	M&A Capital Partners Co. Ltd.	3,200	$66,050
*	M3, Inc.	67,700	652,117
	Mabuchi Motor Co. Ltd.	44,864	422,236
	Macnica Holdings, Inc.	15,050	254,225
	Maeda Kosen Co. Ltd.	11,700	136,549
#	Maezawa Industries, Inc.	3,600	41,653
#	Maezawa Kasei Industries Co. Ltd.	3,600	45,103
	Maezawa Kyuso Industries Co. Ltd.	4,200	40,109
*	Makino Milling Machine Co. Ltd.	6,000	455,693
	Makita Corp. (6586 JP)	13,966	518,599
#	Mamiya-Op Co. Ltd.	1,400	11,138
#	Mammy Mart Holdings Corp.	2,000	14,403
#	Management Solutions Co. Ltd.	2,600	22,017
*	Mandom Corp.	8,800	172,737
	Mani, Inc.	16,800	183,416
	MarkLines Co. Ltd.	2,200	20,781
	Marubun Corp.	5,900	44,027
#	Maruchiyo Yamaokaya Corp.	1,400	27,532
#	Marudai Food Co. Ltd.	3,200	46,294
	Marui Group Co. Ltd.	28,700	549,409
	Maruichi Steel Tube Ltd.	46,200	429,039
#	Marusan Securities Co. Ltd.	9,400	62,812
	Maruwa Co. Ltd.	1,500	708,610
	Maruzen CHI Holdings Co. Ltd.	4,700	10,335
	Maruzen Co. Ltd.	1,300	30,892
	Maruzen Showa Unyu Co. Ltd.	3,600	178,250
#	Marvelous, Inc.	7,400	21,411
	Matching Service Japan Co. Ltd.	1,500	9,053
	Matsuda Sangyo Co. Ltd.	4,500	191,798
#	Matsui Construction Co. Ltd.	6,000	58,279
	Matsui Securities Co. Ltd.	26,900	158,230
	MatsukiyoCocokara & Co.	73,780	1,074,957

64

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Matsuoka Corp.	1,800	$24,077
#	Matsuyafoods Holdings Co. Ltd.	2,100	70,609
	Max Co. Ltd.	20,000	214,143
	Maxell Ltd.	11,200	143,109
	Maxvalu Tokai Co. Ltd.	2,300	50,616
	Mazda Motor Corp.	96,306	619,914
	McDonald's Holdings Co. Japan Ltd.	15,500	804,268
	Mebuki Financial Group, Inc.	162,850	1,352,036
	MEC Co. Ltd.	2,800	168,404
#	Media Do Co. Ltd.	1,300	10,364
#	Medical System Network Co. Ltd.	4,300	14,372
	Medikit Co. Ltd.	600	11,389
	Medipal Holdings Corp.	31,400	561,034
	Medius Holdings Co. Ltd.	3,500	18,215
	Megachips Corp.	2,300	143,374
	Megmilk Snow Brand Co. Ltd.	9,500	190,893
	Meidensha Corp.	8,800	480,795
	Meiho Facility Works Ltd.	2,000	12,490
#	Meiji Electric Industries Co. Ltd.	1,500	19,669
	Meiko Electronics Co. Ltd.	6,600	1,332,586
#	Meiko Network Japan Co. Ltd.	2,700	11,809
	Meisei Industrial Co. Ltd.	10,800	127,396
	MEITEC Group Holdings, Inc.	18,400	368,511
#	Meito Co. Ltd.	2,500	51,404
	Meiwa Corp.	5,000	26,526
#	Meiwa Estate Co. Ltd.	3,800	22,057
#	Menicon Co. Ltd.	16,800	173,540
*	Mercari, Inc.	24,397	593,584
	Mercuria Holdings Co. Ltd.	1,900	9,176
	METAWATER Co. Ltd.	5,900	127,620
	Micronics Japan Co. Ltd.	7,900	664,197
#	Midac Holdings Co. Ltd.	2,700	36,500
#	Mie Kotsu Group Holdings, Inc.	10,700	36,028
	Migalo Holdings, Inc.	9,700	19,787
		Shares	Value»
JAPAN — (Continued)
	Milbon Co. Ltd.	2,210	$36,055
#	MIMAKI ENGINEERING Co. Ltd.	3,700	35,455
	Minebea Mitsumi, Inc.	52,390	1,047,436
#	Mirai Industry Co. Ltd.	2,200	41,935
#	Miraini Holdings Co. Ltd.	8,264	99,608
	Mirait One Corp.	23,910	616,127
	Mirarth Holdings, Inc.	30,800	78,103
	Miroku Jyoho Service Co. Ltd.	1,600	17,463
	MISUMI Group, Inc.	31,400	722,782
#	Mitachi Co. Ltd.	900	10,793
	Mitani Corp.	9,500	156,914
#	Mitani Sangyo Co. Ltd.	7,800	34,867
	Mitani Sekisan Co. Ltd.	8,000	87,608
#	Mito Securities Co. Ltd.	16,800	70,871
	Mitsuba Corp.	9,700	70,706
	Mitsubishi Electric Corp.	57,700	2,315,557
	Mitsubishi Estate Co. Ltd.	51,600	1,470,508
	Mitsubishi Gas Chemical Co., Inc.	27,200	765,808
	Mitsubishi HC Capital, Inc.	181,970	1,652,852
	Mitsubishi Heavy Industries Ltd.	94,600	2,823,420
	Mitsubishi Kakoki Kaisha Ltd.	5,400	110,744
	Mitsubishi Logistics Corp.	63,500	568,769
#	Mitsubishi Motors Corp.	113,300	221,281
	Mitsubishi Paper Mills Ltd.	7,800	46,568
#	Mitsubishi Pencil Co. Ltd.	8,500	127,125
	Mitsubishi Research Institute, Inc.	1,900	54,543
#	Mitsubishi Steel Manufacturing Co. Ltd.	2,000	22,931
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	488,200	8,769,456
	Mitsuboshi Belting Ltd.	3,000	75,584

65

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Chemicals, Inc.	62,432	$761,618
	Mitsui DM Sugar Co. Ltd.	4,500	95,260
	Mitsui E&S Co. Ltd.	30,800	1,110,779
	Mitsui Fudosan Co. Ltd.	98,700	1,080,965
#	Mitsui High-Tec, Inc.	27,800	115,838
	Mitsui Kinzoku Co. Ltd.	14,899	4,093,626
#	Mitsui OSK Lines Ltd.	25,300	955,685
	Mitsui-Soko Holdings Co. Ltd.	26,400	665,618
	Mitsuuroko Group Holdings Co. Ltd.	11,200	142,142
	Miura Co. Ltd.	22,000	455,622
	MIXI, Inc.	10,100	166,843
#	Miyaji Engineering Group, Inc.	6,000	63,087
	Miyazaki Bank Ltd.	21,500	272,226
	Miyoshi Oil & Fat Co. Ltd.	1,700	23,248
	Mizuho Financial Group, Inc. (8411 JP)	98,380	4,230,599
	Mizuho Leasing Co. Ltd.	40,900	371,878
	Mizuho Medy Co. Ltd.	3,600	40,782
	Mizuno Corp.	10,500	222,916
	Modec, Inc.	2,100	173,630
	MonotaRO Co. Ltd.	37,200	442,333
	Morinaga & Co. Ltd.	18,400	313,979
	Morinaga Milk Industry Co. Ltd.	22,900	691,041
	Morita Holdings Corp.	8,100	130,150
	Morito Co. Ltd.	5,100	62,623
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	3,600	47,756
	MOS Food Services, Inc.	4,500	113,222
	MrMax Holdings Ltd.	8,700	39,062
	MS&AD Insurance Group Holdings, Inc.	124,700	3,206,544
	MTG Co. Ltd.	2,100	78,901
	Mugen Estate Co. Ltd.	4,900	69,626
	Muninova Holdings, Inc.	74,100	218,206
	m-up Holdings, Inc.	15,200	70,409
	Murakami Corp.	1,900	83,001
	Murata Manufacturing Co. Ltd.	73,500	2,437,570
		Shares	Value»
JAPAN — (Continued)
	Musashi Seimitsu Industry Co. Ltd.	12,300	$336,609
	Musashino Bank Ltd.	16,500	250,643
	Muto Seiko Co.	1,000	12,384
#	NAC Co. Ltd.	4,200	13,896
	Nachi-Fujikoshi Corp.	2,598	84,419
#	Nafco Co. Ltd.	2,900	40,247
#	Nagaileben Co. Ltd.	4,000	43,389
#	Nagano Keiki Co. Ltd.	4,100	80,643
	Nagase & Co. Ltd.	104,400	785,243
#	Nagase Brothers, Inc.	2,000	29,625
	Nagawa Co. Ltd.	500	16,580
	Nagoya Railroad Co. Ltd.	24,800	280,094
	Nakamoto Packs Co. Ltd.	1,500	18,360
#	Nakamuraya Co. Ltd.	600	12,106
	Nakanishi, Inc.	14,200	250,870
	Nakano Corp.	1,000	8,855
	Namura Shipbuilding Co. Ltd.	12,300	322,176
	NANKAI Co. Ltd.	15,200	288,179
	Nanto Bank Ltd.	33,000	313,203
	Nanyo Corp.	1,600	14,802
	Narasaki Sangyo Co. Ltd.	700	19,291
#	Nareru Group, Inc.	800	11,551
#	Natori Co. Ltd.	1,900	22,465
	NCD Co. Ltd./Shinagawa	1,000	15,712
	NCS&A Co. Ltd.	1,100	10,902
	NEC Capital Solutions Ltd.	3,800	98,765
	NEC Corp.	57,100	1,518,861
#*	Net Protections Holdings, Inc.	18,700	50,756
	New Art Holdings Co. Ltd.	2,310	20,359
	New Cosmos Electric Co. Ltd.	900	33,424
	Nexon Co. Ltd.	9,300	157,007
	Nextage Co. Ltd.	10,600	232,674
	NexTone, Inc.	1,200	11,328
	NGK Corp.	46,292	1,465,629
	NH Foods Ltd.	17,000	700,435
	NHK Spring Co. Ltd.	44,400	811,237
	Nicca Chemical Co. Ltd.	1,900	22,361
	Nichias Corp.	42,300	839,282
	Nichiban Co. Ltd.	2,800	32,465
	Nichicon Corp.	12,900	197,315
	Nichiden Corp.	3,400	50,648
	Nichiha Corp.	5,000	99,099
	Nichimo Co. Ltd.	1,600	23,018
	Nichirei Corp.	53,700	645,372

66

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichireki Group Co. Ltd.	6,200	$80,277
	Nichirin Co. Ltd.	2,110	53,104
*	NIDEC Corp. (6594 JP)	6,400	98,584
	Nifco, Inc.	20,500	604,077
#	Nihon Dempa Kogyo Co. Ltd.	7,100	86,357
#	Nihon Dengi Co. Ltd.	9,600	147,738
	Nihon Denkei Co. Ltd.	1,350	20,774
#	Nihon Flush Co. Ltd.	2,000	10,129
#	Nihon House Holdings Co. Ltd.	5,200	10,015
	Nihon Kagaku Sangyo Co. Ltd.	2,900	43,488
	Nihon M&A Center Holdings, Inc.	68,000	284,799
	Nihon Nohyaku Co. Ltd.	11,300	71,576
	Nihon Parkerizing Co. Ltd.	21,094	193,985
	Nihon Tokushu Toryo Co. Ltd.	2,700	35,297
#	Nihon Yamamura Glass Co. Ltd.	1,900	38,201
	Nikkiso Co. Ltd.	12,700	215,865
#	Nikko Co. Ltd.	8,000	40,826
#	Nikkon Holdings Co. Ltd.	31,200	1,008,110
	Nikon Corp.	54,800	606,285
	Nintendo Co. Ltd.	9,000	440,270
	Nippi, Inc.	400	30,074
	Nippn Corp.	14,300	241,706
	Nippon Air Conditioning Services Co. Ltd.	3,800	37,597
	Nippon Aqua Co. Ltd.	4,800	21,130
#	Nippon Avionics Co. Ltd.	2,000	84,112
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	77,124
	Nippon Carbon Co. Ltd.	1,700	52,066
	Nippon Care Supply Co. Ltd.	100	1,432
#	Nippon Chemical Industrial Co. Ltd.	1,799	38,758
	Nippon Chemi-Con Corp.	4,500	76,407
#	Nippon Concrete Industries Co. Ltd.	7,800	15,422
		Shares	Value»
JAPAN — (Continued)
	Nippon Densetsu Kogyo Co. Ltd.	9,600	$299,695
#	Nippon Dry-Chemical Co. Ltd.	6,400	121,345
	Nippon Electric Glass Co. Ltd.	21,100	1,101,471
	Nippon Express Holdings, Inc.	59,000	1,549,590
	Nippon Felt Co. Ltd.	1,800	10,183
	Nippon Fine Chemical Co. Ltd.	2,700	43,602
	Nippon Gas Co. Ltd.	29,300	502,981
	Nippon Kayaku Co. Ltd.	31,000	343,811
	Nippon Kodoshi Corp.	1,600	65,175
	Nippon Light Metal Holdings Co. Ltd.	13,081	239,573
	Nippon Paint Holdings Co. Ltd.	69,900	440,861
	Nippon Paper Industries Co. Ltd.	23,878	200,360
	Nippon Parking Development Co. Ltd.	51,500	81,516
	Nippon Rietec Co. Ltd.	4,000	68,987
	Nippon Seiki Co. Ltd.	8,400	137,423
#	Nippon Seisen Co. Ltd.	5,000	45,122
	Nippon Sharyo Ltd.	2,200	52,211
*	Nippon Sheet Glass Co. Ltd.	26,500	81,327
	Nippon Shinyaku Co. Ltd.	13,500	413,919
	Nippon Shokubai Co. Ltd.	26,700	367,578
	Nippon Signal Co. Ltd.	11,500	123,901
	Nippon Soda Co. Ltd.	13,000	301,281
	Nippon Television Holdings, Inc.	6,700	127,372
	Nippon Thompson Co. Ltd.	12,500	88,141
	Nippon Yusen KK	58,100	2,088,037
	Nishikawa Rubber Co. Ltd.	4,200	85,866
	Nishimatsu Construction Co. Ltd.	9,200	338,368
	Nishimatsuya Chain Co. Ltd.	900	11,515
	Nishi-Nippon Financial Holdings, Inc.	31,800	798,470

67

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Railroad Co. Ltd.	9,500	$174,022
	Nishio Holdings Co. Ltd.	6,000	165,518
#*	Nissan Motor Co. Ltd.	33,050	75,619
#	Nissan Shatai Co. Ltd.	15,500	89,849
	Nissan Tokyo Sales Holdings Co. Ltd.	11,500	38,486
	Nissei ASB Machine Co. Ltd.	2,100	109,022
#	Nissha Co. Ltd.	10,215	82,152
#	Nisshin Group Holdings Co. Ltd.	9,400	41,662
	Nisshin Oillio Group Ltd.	23,700	272,604
	Nisshin Seifun Group, Inc.	46,140	589,356
	Nisshinbo Holdings, Inc.	38,575	508,841
#	Nissin Foods Holdings Co. Ltd.	34,500	617,659
#	Nisso Holdings Co. Ltd.	2,600	10,046
	Nissui Corp.	79,600	619,722
	Niterra Co. Ltd.	33,300	1,800,048
	Nitori Holdings Co. Ltd.	52,600	760,426
	Nitta Corp.	4,800	136,441
	Nitta Gelatin, Inc.	3,200	24,314
	NITTAN Corp.	3,900	14,958
#	Nittetsu Mining Co. Ltd.	8,500	133,327
	Nitto Boseki Co. Ltd.	1,600	293,969
	Nitto Denko Corp.	109,200	2,077,012
	Nitto Fuji Flour Milling Co. Ltd.	2,400	26,983
	Nitto Kogyo Corp.	7,300	211,160
#	Nitto Kohki Co. Ltd.	1,300	13,285
	Nitto Seiko Co. Ltd.	6,900	33,611
	Nittoc Construction Co. Ltd.	6,700	50,491
	Nittoku Co. Ltd.	2,600	40,608
	Noevir Holdings Co. Ltd.	3,100	86,578
	Nojima Corp.	51,000	397,537
	NOK Corp.	18,700	332,551
	Nomura Co. Ltd.	6,100	45,566
	Nomura Holdings, Inc. (8604 JP)	163,500	1,309,606
#	Nomura Holdings, Inc. (NMR US), Sponsored ADR	61,247	493,651
		Shares	Value»
JAPAN — (Continued)
	Nomura Micro Science Co. Ltd.	2,700	$63,661
	Nomura Real Estate Holdings, Inc.	111,000	724,191
	Nomura Research Institute Ltd.	14,989	404,549
	Noritake Co. Ltd.	10,800	237,734
	Noritsu Koki Co. Ltd.	16,800	223,640
	Noritz Corp.	6,900	103,658
	North Pacific Bank Ltd.	74,016	470,619
	NPC, Inc.	4,100	19,785
	NPR-RIKEN Corp.	4,846	120,288
#	NS Solutions Corp.	6,800	157,542
#	NS Tool Co. Ltd.	1,900	10,548
	NSD Co. Ltd.	15,900	272,947
	NSK Ltd.	58,802	477,611
#	NSW, Inc.	900	14,084
	NTN Corp.	134,921	329,376
	NTT, Inc.	907,500	883,960
	Oat Agrio Co. Ltd.	2,000	34,442
	Obic Co. Ltd.	11,600	308,249
	Odakyu Electric Railway Co. Ltd.	28,699	287,306
	Ogaki Kyoritsu Bank Ltd.	8,600	385,025
	Ohara, Inc.	2,900	22,723
	Ohashi Technica, Inc.	6,600	46,478
#	Ohba Co. Ltd.	1,700	13,435
	OIE Sangyo Co. Ltd.	600	8,759
	Oiles Corp.	6,140	101,873
#	Oisix ra daichi, Inc.	5,600	50,102
	Oita Bank Ltd.	19,500	265,792
	Oji Holdings Corp.	150,400	790,712
#	Okabe Co. Ltd.	8,300	50,308
	Okada Aiyon Corp.	800	11,234
	Okamoto Machine Tool Works Ltd.	2,000	53,852
	Okamura Corp.	12,400	198,973
#	Okamura Foods Co. Ltd.	4,300	33,174
	Okasan Securities Group, Inc.	32,200	185,922
	Oki Electric Industry Co. Ltd.	25,248	546,204
	Okinawa Cellular Telephone Co.	12,800	273,920
	Okinawa Financial Group, Inc.	5,480	196,125
	OKUMA Corp.	11,200	321,402
	Okumura Corp.	8,000	314,456
#	Okura Industrial Co. Ltd.	2,600	82,604
#	Okuwa Co. Ltd.	8,300	41,348
	Olympus Corp.	98,200	965,848

68

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Omron Corp.	31,160	$1,119,262
	Onoken Co. Ltd.	4,300	38,330
	Onward Holdings Co. Ltd.	25,100	118,710
	Open House Group Co. Ltd.	17,900	1,053,480
	Open Up Group, Inc.	14,400	160,924
	Optex Group Co. Ltd.	8,100	150,675
*	Optim Corp.	4,500	12,302
#	Optimus Group Co. Ltd.	7,900	22,504
	Oracle Corp. Japan	2,900	161,370
	Organo Corp.	7,200	727,581
	Orient Corp.	11,080	71,937
	Oriental Consultants Holdings Co. Ltd.	1,000	19,587
	Oriental Land Co. Ltd.	26,100	363,129
	Oriental Shiraishi Corp.	31,900	75,763
	ORIX Corp. (8591 JP)	113,200	3,809,915
#	Oro Co. Ltd.	2,300	29,465
	Osaka Gas Co. Ltd.	20,800	747,415
#	Osaka Organic Chemical Industry Ltd.	4,600	137,881
#*	Osaka Steel Co. Ltd.	2,700	42,430
#	OSAKA Titanium Technologies Co. Ltd.	7,000	114,092
	Osaki Electric Co. Ltd.	11,100	144,990
#	OSG Corp.	17,800	372,263
	Otec Corp.	1,100	16,248
	Otsuka Corp.	17,300	320,915
	OUG Holdings, Inc.	1,000	25,284
	Oyo Corp.	5,800	101,414
	Pack Corp.	9,900	82,410
	PAL GROUP Holdings Co. Ltd.	22,500	216,265
	PALTAC Corp.	6,810	201,152
	Pan Pacific International Holdings Corp.	161,000	910,624
	Panasonic Holdings Corp.	151,701	3,103,166
	Paraca, Inc.	900	11,611
	Park24 Co. Ltd.	30,200	355,136
	Parker Corp.	3,000	26,509
#	Pasona Group, Inc.	6,100	63,566
#	Pegasus Co. Ltd.	5,300	29,772
		Shares	Value»
JAPAN — (Continued)
	Penta-Ocean Construction Co. Ltd.	72,800	$815,669
#	People Dreams & Technologies Group Co. Ltd.	1,300	12,749
	Persol Holdings Co. Ltd.	474,834	706,752
	PHC Holdings Corp.	8,700	55,471
#	PIA Corp.	1,400	31,256
#	Pickles Holdings Co. Ltd.	1,700	12,056
	Pigeon Corp.	21,775	235,091
	PILLAR Corp.	5,000	293,979
	Pilot Corp.	5,200	158,616
	Piolax, Inc.	3,500	34,685
#*	PKSHA Technology, Inc.	2,900	61,217
	Plus Alpha Consulting Co. Ltd.	4,700	65,771
#	Pole To Win Holdings, Inc.	6,400	12,317
#	Port, Inc.	1,900	29,299
	PR Times Corp.	900	12,067
	Premium Group Co. Ltd.	10,500	123,741
	Premium Water Holdings, Inc.	1,200	26,158
	Press Kogyo Co. Ltd.	21,600	108,953
	Prestige International, Inc.	23,600	100,229
	Prima Meat Packers Ltd.	5,699	90,937
	Procrea Holdings, Inc.	4,600	105,652
#	Pronexus, Inc.	5,200	35,625
#	Pro-Ship, Inc.	3,800	37,010
	PS Construction Co. Ltd.	4,790	82,028
	QB Net Holdings Co. Ltd.	2,601	22,552
#	Qol Holdings Co. Ltd.	11,000	123,362
	Quick Co. Ltd.	8,700	46,763
#	Raccoon Holdings, Inc.	4,100	16,778
	Raito Kogyo Co. Ltd.	8,000	194,949
	Raiznext Corp.	7,900	113,969
	Rakus Co. Ltd.	39,600	218,825
*	Rakuten Bank Ltd.	16,100	650,519
*	Rakuten Group, Inc.	85,000	413,849
	Rasa Corp.	2,700	31,189
#	Rasa Industries Ltd.	10,500	143,476
	Recruit Holdings Co. Ltd.	60,400	2,798,028

69

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Relo Group, Inc.	23,000	$287,923
#	Remixpoint, Inc.	7,200	9,970
#	Renaissance, Inc.	2,000	12,919
	Renesas Electronics Corp.	68,199	1,379,164
	Rengo Co. Ltd.	50,700	399,472
#*	RENOVA, Inc.	14,700	105,373
	Resol Holdings Co. Ltd.	300	13,641
	Resona Holdings, Inc.	97,163	1,215,278
	Resonac Holdings Corp.	40,918	3,744,573
	Resorttrust, Inc.	34,400	383,147
	Restar Corp.	4,900	89,958
	Retail Partners Co. Ltd.	6,800	56,212
	Rheon Automatic Machinery Co. Ltd.	3,400	33,090
#	Rhythm Co. Ltd.	1,100	23,924
	Ricoh Co. Ltd.	136,248	1,148,997
	Ricoh Leasing Co. Ltd.	4,500	174,797
	Riken Keiki Co. Ltd.	5,800	124,570
	Riken Technos Corp.	12,300	130,306
	Riken Vitamin Co. Ltd.	5,200	91,927
#	Ringer Hut Co. Ltd.	3,800	53,867
	Rinnai Corp.	21,533	489,379
	Rion Co. Ltd.	2,800	60,654
	Riso Kagaku Corp.	1,800	11,994
#	Riso Kyoiku Group Corp.	13,100	16,198
	Rix Corp.	800	17,088
#	Rock Field Co. Ltd.	4,800	39,855
	Rohm Co. Ltd.	55,500	1,200,739
#	Rokko Butter Co. Ltd.	2,800	20,073
#	Roland Corp.	3,100	80,845
	Rorze Corp.	27,000	647,227
	Round One Corp.	48,900	265,598
	Royal Holdings Co. Ltd.	15,000	131,493
	Ryobi Ltd.	5,500	89,631
	RYODEN Corp.	3,500	79,235
	Ryohin Keikaku Co. Ltd.	63,200	1,463,889
	Ryoyo Ryosan Holdings, Inc.	7,676	132,891
	S Foods, Inc.	3,800	68,862
	S&B Foods, Inc.	3,400	100,212
#	Sac's Bar Holdings, Inc.	4,300	20,238
	Sagami Holdings Corp.	4,600	50,416
		Shares	Value»
JAPAN — (Continued)
	Saibu Gas Holdings Co. Ltd.	3,700	$52,907
	Sakai Chemical Industry Co. Ltd.	3,500	83,214
	Sakai Heavy Industries Ltd.	1,800	23,400
	Sakai Moving Service Co. Ltd.	2,200	40,858
	Sakata INX Corp.	11,900	177,620
	Sakata Seed Corp.	6,200	162,540
#	Sakura Internet, Inc.	4,200	84,088
	Sala Corp.	14,300	94,539
	San Holdings, Inc.	5,200	46,004
	San ju San Financial Group, Inc.	24,200	248,140
	San-A Co. Ltd.	8,200	172,186
	San-Ai Obbli Co. Ltd.	15,800	232,493
	Sangetsu Corp.	11,900	226,530
	San-In Godo Bank Ltd.	34,576	415,600
#	Sanki Engineering Co. Ltd.	27,000	416,084
	Sanko Gosei Ltd.	6,700	37,080
	Sanko Metal Industrial Co. Ltd.	4,000	31,765
	Sankyo Frontier Co. Ltd.	2,200	30,328
	Sankyo Seiko Co. Ltd.	8,500	47,368
	Sankyo Tateyama, Inc.	3,600	15,116
	Sankyu, Inc.	11,700	628,728
	Sanoyas Holdings Corp.	6,700	13,361
#	Sanrio Co. Ltd.	70,500	410,846
*	Sansan, Inc.	14,500	117,577
	Sansei Technologies, Inc.	2,400	32,467
	Sanshin Electronics Co. Ltd.	2,600	44,817
#	Santec Holdings Corp.	1,400	251,130
	Santen Pharmaceutical Co. Ltd.	74,700	769,819
	Sanwa Holdings Corp.	36,100	825,702
	Sanyo Chemical Industries Ltd.	2,500	79,668
	Sanyo Denki Co. Ltd.	12,000	531,262
	Sanyo Shokai Ltd.	2,599	63,919
	Sanyo Trading Co. Ltd.	6,100	60,759

70

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sata Construction Co. Ltd.	2,200	$14,890
	Sato Corp.	6,519	86,673
#	Sato Foods Co. Ltd.	300	13,679
	Sato Shoji Corp.	3,600	63,125
	SAXA, Inc.	4,500	62,300
#*	SBI ARUHI Corp.	4,510	24,879
	SBI Holdings, Inc.	74,300	1,499,226
	SBI Insurance Group Co. Ltd.	700	9,506
#	SBS Holdings, Inc.	6,000	159,884
	SCREEN Holdings Co. Ltd.	24,400	1,617,745
	Scroll Corp.	11,000	93,549
	SEC Carbon Ltd.	2,500	39,958
	Seed Co. Ltd.	3,000	10,235
	Seibu Electric & Machinery Co. Ltd.	1,200	22,121
	Seibu Holdings, Inc.	22,500	529,481
	Seika Corp.	6,300	120,363
	Seikagaku Corp.	8,800	39,478
	Seikitokyu Kogyo Co. Ltd.	6,100	56,582
	Seiko Epson Corp.	66,500	894,474
	Seiko Group Corp.	15,798	586,840
	Seino Holdings Co. Ltd.	29,700	455,228
	Seiren Co. Ltd.	9,300	188,768
	Sekisui Chemical Co. Ltd.	39,800	609,890
	Sekisui House Ltd.	35,500	772,976
	Sekisui Jushi Corp.	4,300	57,567
#	Sekisui Kasei Co. Ltd.	5,900	17,107
	SEMITEC Corp.	2,100	32,293
	Senko Group Holdings Co. Ltd.	34,000	402,463
	Senshu Electric Co. Ltd.	3,200	124,744
	Senshu Ikeda Holdings, Inc.	61,400	361,259
#	Septeni Holdings Co. Ltd.	16,000	43,018
	SERAKU Co. Ltd.	1,200	10,206
	Seria Co. Ltd.	10,200	223,114
	Seven & i Holdings Co. Ltd.	236,100	2,816,422
	Seven Bank Ltd.	112,700	190,308
	SG Holdings Co. Ltd.	64,300	601,788
	Sharingtechnology, Inc.	6,500	48,594
#*	Sharp Corp.	64,157	229,883
	Shibaura Machine Co. Ltd.	3,900	104,675
		Shares	Value»
JAPAN — (Continued)
	Shibaura Mechatronics Corp.	15,000	$466,021
#	Shibusawa Logistics Corp.	10,400	84,378
	Shibuya Corp.	3,000	65,214
*	SHIFT, Inc.	9,100	38,480
	Shiga Bank Ltd.	47,000	579,452
#	Shikibo Ltd.	3,100	21,107
	Shikoku Bank Ltd.	8,100	132,383
	Shikoku Kasei Holdings Corp.	9,300	297,591
#	Shima Seiki Manufacturing Ltd.	5,600	33,446
	Shimadaya Corp.	1,000	10,868
	Shimamura Co. Ltd.	21,600	452,334
	Shimano, Inc.	3,719	390,178
	Shimizu Bank Ltd.	700	11,224
	Shimizu Corp.	44,600	861,676
	Shimojima Co. Ltd.	2,400	19,824
	Shin Maint Holdings Co. Ltd.	3,000	19,763
	Shin Nippon Air Technologies Co. Ltd.	5,600	128,165
	Shin Nippon Biomedical Laboratories Ltd.	2,700	24,794
	Shinagawa Refra Co. Ltd.	12,100	147,643
	Shin-Etsu Chemical Co. Ltd.	84,600	3,895,168
	Shin-Etsu Polymer Co. Ltd.	10,400	141,556
#	Shinki Bus Co. Ltd.	1,200	15,114
#	Shinko Shoji Co. Ltd.	7,600	79,353
	Shinmaywa Industries Ltd.	16,000	261,557
	Shinnihon Corp.	8,500	104,695
#	Shinnihonseiyaku Co. Ltd.	3,300	41,941
#	Shinobu Foods Products Co. Ltd.	1,000	9,511
	Shinsho Corp.	4,200	62,058
	Shinwa Co. Ltd. (3447 JP)	3,500	21,838
#	Shinwa Co. Ltd. (7607 JP)	2,600	50,285
	Ship Healthcare Holdings, Inc.	21,800	324,417
	Shirai Electronics Industrial Co. Ltd.	4,200	18,305
	Shiseido Co. Ltd.	41,600	849,676
#	Shizuki Electric Co., Inc.	4,100	29,136

71

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Financial Group, Inc.	62,600	$1,098,982
#	Shizuoka Gas Co. Ltd.	11,000	98,923
#	SHO-BOND Holdings Co. Ltd.	25,600	216,543
#	Shoei Co. Ltd.	12,300	137,039
#	Shoei Foods Corp.	2,700	70,571
	Showa Sangyo Co. Ltd.	5,100	99,986
	Sigma Koki Co. Ltd.	1,800	22,530
	SIGMAXYZ Holdings, Inc.	15,800	64,744
	Siix Corp.	8,700	71,304
*	Simplex Holdings, Inc.	31,600	177,258
#	Sinanen Holdings Co. Ltd.	1,900	84,166
	Sinko Industries Ltd.	13,500	105,324
	Sintokogio Ltd.	10,000	62,985
	SK Kaken Co. Ltd.	1,300	87,079
	SK-Electronics Co. Ltd.	2,100	45,174
	SKY Perfect JSAT Corp.	45,400	991,206
	Skylark Holdings Co. Ltd.	45,300	869,150
#	Smaregi, Inc.	1,500	23,042
	SMC Corp.	1,200	590,090
#	SMS Co. Ltd.	11,606	132,234
	Socionext, Inc.	38,300	466,082
	Soda Nikka Co. Ltd.	4,200	27,118
	Sodick Co. Ltd.	7,600	75,129
	SoftBank Corp.	1,238,000	1,742,446
	SoftBank Group Corp.	393,200	13,431,242
	Softcreate Holdings Corp.	3,600	40,845
	Software Service, Inc.	600	43,260
	Soken Chemical & Engineering Co. Ltd.	4,400	94,835
	Solasto Corp.	10,600	76,140
#	Soliton Systems KK	2,100	23,982
	Solvvy, Inc.	2,300	23,483
	Sompo Holdings, Inc.	78,800	2,932,574
	Sony Financial Group, Inc. 8729 JP	894,400	802,426
	Sony Group Corp. (6758 JP)	368,000	7,373,001
	Sotetsu Holdings, Inc.	12,642	213,044
	Space Co. Ltd.	4,390	41,462
	Sparx Group Co. Ltd.	4,840	59,918
	SPK Corp.	4,400	35,757
		Shares	Value»
JAPAN — (Continued)
#	S-Pool, Inc.	12,100	$18,345
	Square Enix Holdings Co. Ltd.	40,700	641,994
#	SRA Holdings	2,600	74,482
	SRE Holdings Corp.	2,600	59,938
#	SRS Holdings Co. Ltd.	7,300	55,039
#	ST Corp.	2,400	22,430
	Stanley Electric Co. Ltd.	23,800	464,502
	Star Mica Holdings Co. Ltd.	8,800	92,206
	Startia Holdings, Inc.	2,000	35,833
	Starts Corp., Inc.	9,300	283,937
	Starzen Co. Ltd.	12,600	91,477
	Stella Chemifa Corp.	2,400	82,311
	Step Co. Ltd.	2,300	33,619
	STI Foods Holdings, Inc.	1,500	10,767
#	Strike Group Co. Ltd.	6,600	56,337
#	Studio Alice Co. Ltd.	2,700	30,902
	Subaru Corp.	125,600	1,870,838
#	Subaru Enterprise Co. Ltd.	2,000	43,511
	Sugi Holdings Co. Ltd.	18,200	364,273
	Sugimoto & Co. Ltd.	5,200	40,432
	SUMCO Corp.	82,500	1,316,258
#	Sumida Corp.	8,200	70,217
#	Suminoe Co. Ltd.	1,800	14,647
	Sumitomo Electric Industries Ltd.	72,600	4,779,564
#	Sumitomo Forestry Co. Ltd.	120,500	1,088,974
	Sumitomo Heavy Industries Ltd.	22,619	765,282
	Sumitomo Metal Mining Co. Ltd.	23,000	1,414,106
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	149,400	5,275,172
	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	2,147	45,581
	Sumitomo Mitsui Trust Group, Inc.	42,000	1,404,200
	Sumitomo Realty & Development Co. Ltd.	46,600	1,444,581
	Sumitomo Rubber Industries Ltd.	45,725	592,999
	Sumitomo Seika Chemicals Co. Ltd.	9,500	72,878

72

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Warehouse Co. Ltd.	14,500	$349,432
	Sun Frontier Fudousan Co. Ltd.	1,300	22,313
#	Suncall Corp.	5,400	58,920
	Sundrug Co. Ltd.	19,500	469,144
	Suntory Beverage & Food Ltd.	13,100	377,520
#	Sun-Wa Technos Corp.	3,300	67,452
	Suzuken Co. Ltd.	15,150	536,252
#	Suzuki Co. Ltd.	4,100	82,648
	Suzuki Motor Corp.	158,900	1,777,047
	SWCC Corp.	8,300	849,561
	Synchro Food Co. Ltd.	1,800	4,749
	System Research Co. Ltd.	2,400	25,429
#	System Support Holdings, Inc.	3,600	24,750
#	Systems Engineering Consultants Co. Ltd.	1,000	19,350
	Systena Corp.	64,000	175,076
#	Syuppin Co. Ltd.	1,900	13,326
	T Hasegawa Co. Ltd.	6,900	127,261
	T RAD Co. Ltd.	1,500	106,598
	T&D Holdings, Inc.	44,300	1,073,301
#	Tachibana Eletech Co. Ltd.	4,880	89,259
	Tachikawa Corp.	2,800	45,678
	Tachi-S Co. Ltd.	7,500	98,158
	Tadano Ltd.	16,300	142,897
	Taihei Dengyo Kaisha Ltd.	7,500	137,339
#	Taiho Kogyo Co. Ltd.	3,600	27,391
	Taikisha Ltd.	10,200	226,560
	Taiko Bank Ltd.	1,300	20,804
	Taisei Corp.	10,600	1,149,472
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,400	20,876
#	Taiyo Holdings Co. Ltd.	20,400	628,457
	Taiyo Yuden Co. Ltd.	26,400	1,082,386
	Takamatsu Construction Group Co. Ltd.	3,700	79,240
#	Takamiya Co. Ltd.	5,500	13,826
	Takaoka Toko Co. Ltd.	3,000	144,849
	Takara & Co. Ltd.	3,000	64,801
	Takara Standard Co. Ltd.	10,400	196,670
		Shares	Value»
JAPAN — (Continued)
	Takasago International Corp.	18,000	$134,945
	Takasago Thermal Engineering Co. Ltd.	13,800	398,002
#	Takashima & Co. Ltd.	4,800	24,084
	Takashimaya Co. Ltd.	67,600	803,725
	TAKEBISHI Corp.	2,200	31,241
	Takeuchi Manufacturing Co. Ltd.	9,000	405,710
#	Taki Chemical Co. Ltd.	900	26,248
	Takihyo Co. Ltd.	1,000	17,773
#	Tama Home Co. Ltd.	4,700	106,446
	Tamron Co. Ltd.	34,400	238,022
	Tamura Corp.	14,800	79,164
	Tanseisha Co. Ltd.	9,100	83,241
	TASUKI Holdings, Inc.	8,600	43,977
#	Tauns Laboratories, Inc.	8,800	27,452
	Tayca Corp.	4,200	50,836
#	Tazmo Co. Ltd.	3,100	58,355
#	Tbk Co. Ltd.	5,300	12,202
	TBS Holdings, Inc.	7,500	265,274
#	TDC Soft, Inc.	9,900	59,862
	TDK Corp. (6762 JP)	175,600	3,210,741
	TechMatrix Corp.	8,400	97,524
#	Techno Horizon Co. Ltd.	2,300	17,499
	Techno Medica Co. Ltd.	900	12,647
#	Techno Ryowa Ltd.	1,600	70,908
	Techno Smart Corp.	2,600	31,570
#	Technoflex Corp.	1,700	51,612
#	Teikoku Corp.	2,400	42,239
#	Teikoku Sen-I Co. Ltd.	4,600	80,414
#	Teikoku Tsushin Kogyo Co. Ltd.	1,600	27,217
	Tekken Corp.	2,700	83,902
#	Tenpos Holdings Co. Ltd.	600	14,228
	Tera Probe, Inc.	800	52,608
	Terasaki Electric Co. Ltd.	600	15,400
#	Tess Holdings Co. Ltd.	7,400	36,914
	THK Co. Ltd.	9,000	337,402
	Tigers Polymer Corp.	3,500	22,121
	TIS, Inc.	39,600	863,083
	TKC Corp.	6,200	142,067
*	TKP Corp.	2,100	22,964

73

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toa Corp. (1885 JP)	21,800	$389,510
	Toa Corp. (6809 JP)	6,200	68,739
	TOA ROAD Corp.	3,700	37,116
	Toagosei Co. Ltd.	18,900	205,247
	TOBISHIMA HOLDINGS, Inc.	5,970	76,644
	Tobu Railway Co. Ltd.	25,700	458,952
	TOC Co. Ltd.	7,200	48,505
	Tocalo Co. Ltd.	13,600	271,333
	Tochigi Bank Ltd.	22,700	138,867
	Toda Corp.	59,600	541,090
	Toei Animation Co. Ltd.	13,700	226,665
	Toei Co. Ltd.	5,300	195,434
	Toenec Corp.	15,500	241,506
	Togami Electric Manufacturing Co. Ltd.	800	32,424
	Toho Bank Ltd.	46,900	200,189
	Toho Co. Ltd. (8142 JP)	7,500	66,714
	Toho Co. Ltd. (9602 JP)	19,000	175,154
	Toho Gas Co. Ltd.	37,200	279,323
#	Toho Holdings Co. Ltd.	12,800	365,250
	Toho Titanium Co. Ltd.	8,100	174,373
#*	Toho Zinc Co. Ltd.	4,100	30,244
	Tohoku Bank Ltd.	1,400	12,884
	Tohokushinsha Film Corp.	3,300	12,723
	Tokai Carbon Co. Ltd.	48,900	347,787
	Tokai Corp.	4,100	68,824
	TOKAI Holdings Corp.	24,239	176,135
	Tokai Rika Co. Ltd.	14,300	263,786
	Tokai Tokyo Financial Holdings, Inc.	41,600	187,429
	Token Corp.	1,810	146,844
	Tokio Marine Holdings, Inc. (8766 JP)	118,700	5,436,077
	Tokushu Tokai Paper Co. Ltd.	8,100	82,074
	Tokyo Base Co. Ltd.	7,500	20,146
	Tokyo Century Corp.	37,100	509,637
#	Tokyo Electron Device Ltd.	5,400	119,992
	Tokyo Electron Ltd.	19,200	5,657,906
	Tokyo Energy & Systems, Inc.	4,500	54,242
	Tokyo Gas Co. Ltd.	19,800	840,903
		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	6,422	$477,929
	Tokyo Ohka Kogyo Co. Ltd.	16,400	964,153
	Tokyo Radiator Manufacturing Co. Ltd.	1,100	9,989
	Tokyo Sangyo Co. Ltd.	6,600	37,138
	Tokyo Seimitsu Co. Ltd.	8,700	961,312
	Tokyo Steel Manufacturing Co. Ltd.	13,700	148,924
	Tokyo Tatemono Co. Ltd.	46,900	1,079,205
	Tokyu Construction Co. Ltd.	17,364	163,911
	Tokyu Fudosan Holdings Corp.	151,043	1,286,000
	Toli Corp.	10,700	43,913
	Tomato Bank Ltd.	1,400	13,997
#	Tomoe Corp.	5,400	69,679
#	Tomoe Engineering Co. Ltd.	6,000	67,710
	Tomoku Co. Ltd.	3,500	78,602
	TOMONY Holdings, Inc.	46,900	264,840
	Tomy Co. Ltd.	21,600	350,929
	TOPPAN Holdings, Inc.	23,300	692,559
	Topre Corp.	11,300	171,729
	Topy Industries Ltd.	4,200	79,061
#	Toranvia Co. Ltd.	1,777	10,045
	Toray Industries, Inc.	127,700	916,854
	Torex Semiconductor Ltd.	3,000	38,139
#	Toridoll Holdings Corp.	11,600	299,777
#	Torigoe Co. Ltd.	4,100	28,137
	Torishima Pump Manufacturing Co. Ltd.	2,500	51,540
	Tosei Corp.	17,800	184,941
	Toshiba TEC Corp.	8,100	139,485
	Tosho Co. Ltd.	2,400	12,789
#	Tosoh Corp.	51,300	790,520
	Totech Corp.	6,300	153,872
	Totetsu Kogyo Co. Ltd.	5,000	176,462
	TOTO Ltd.	23,899	839,530
#	Tow Co. Ltd.	9,200	21,925
	Towa Bank Ltd.	7,100	47,393

74

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Toyo Gosei Co. Ltd.	1,400	$136,609
	Toyo Kanetsu KK	4,400	76,464
	Toyo Seikan Group Holdings Ltd.	23,700	491,554
	Toyo Suisan Kaisha Ltd.	6,500	446,435
#	Toyo Tanso Co. Ltd.	2,500	97,401
#	Toyo Tire Corp.	31,000	760,061
	Toyoda Gosei Co. Ltd.	21,500	634,399
	Toyota Boshoku Corp.	21,700	307,025
	TPR Co. Ltd.	7,900	61,943
	Traders Holdings Co. Ltd.	4,900	32,726
	Transaction Co. Ltd.	6,400	46,102
	Transcosmos, Inc.	5,363	130,929
	TRE Holdings Corp.	16,600	169,955
#	Treasure Factory Co. Ltd.	3,800	41,481
	Trend Micro, Inc. (4704 JP)	19,100	664,832
#	Tri Chemical Laboratories, Inc.	5,600	116,496
	Trinity Industrial Corp.	1,700	14,155
	Trusco Nakayama Corp.	7,900	109,070
	TS Tech Co. Ltd.	18,300	200,435
	TSI Holdings Co. Ltd.	13,100	110,343
#*	Tsubaki Nakashima Co. Ltd.	14,800	30,880
	Tsubakimoto Chain Co.	22,284	334,050
	Tsubakimoto Kogyo Co. Ltd.	3,600	63,700
	Tsugami Corp.	10,600	317,937
	Tsukada Global Holdings, Inc.	6,100	24,194
	Tsukishima Holdings Co. Ltd.	6,600	131,947
#	Tsukuba Bank Ltd.	21,200	78,829
	Tsuruha Holdings, Inc.	60,424	795,173
	Tsurumi Manufacturing Co. Ltd.	9,600	133,736
	Tsutsumi Jewelry Co. Ltd.	2,200	40,253
#	Tsuzuki Denki Co. Ltd.	2,700	59,542
	TV Asahi Holdings Corp.	6,600	136,573
	Tv Tokyo Holdings Corp.	3,300	83,593
	TYK Corp.	3,500	13,467
		Shares	Value»
JAPAN — (Continued)
	UACJ Corp.	42,000	$741,045
	UBE Corp.	20,500	310,729
	Uchida Yoko Co. Ltd.	11,500	148,677
	Ueki Corp.	400	6,422
	ULS Group, Inc.	13,000	41,497
	Umios Corp.	31,800	268,878
#	U-Next Holdings Co. Ltd.	15,600	152,723
	Unicharm Corp.	15,200	88,795
	Unipres Corp.	8,300	69,447
	UNISOL Holdings Corp.	4,392	60,780
	United Arrows Ltd.	5,900	93,031
	United Super Markets Holdings, Inc.	20,700	108,252
	Univance Corp.	2,100	10,748
	Urbanet Corp. Co. Ltd.	9,100	31,991
	User Local, Inc.	1,600	15,784
	Ushio, Inc.	24,900	501,393
	USS Co. Ltd.	50,000	540,021
	UT Group Co. Ltd.	93,300	110,486
	V Technology Co. Ltd.	700	21,858
	Valor Holdings Co. Ltd.	9,451	222,693
	Valqua Ltd.	4,100	151,031
#	Value HR Co. Ltd.	4,100	36,685
#	ValueCommerce Co. Ltd.	5,700	16,926
	Vertex Corp.	12,360	155,027
	Vision, Inc.	10,700	75,068
*	Visional, Inc.	5,000	236,109
	Vital KSK Holdings, Inc.	10,000	89,068
	VT Holdings Co. Ltd.	17,400	53,436
#	WA, Inc.	1,600	13,955
	Wacoal Holdings Corp.	10,000	294,982
	Wacom Co. Ltd.	27,400	126,114
	Wakachiku Construction Co. Ltd.	2,500	57,717
	Wakita & Co. Ltd.	10,600	122,584
	Warabeya Nichiyo Holdings Co. Ltd.	4,500	79,820
#	Waseda Academy Co. Ltd.	2,000	24,877
	Washington Hotel Corp.	1,300	16,785
#	Watahan & Co. Ltd.	3,100	27,782
	WATAMI Co. Ltd.	4,800	29,641
*	Wealth Management, Inc.	1,800	12,431

75

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Weathernews, Inc.	5,200	$67,323
	Wellneo Sugar Co. Ltd.	2,200	37,525
	Wellnet Corp.	2,900	12,070
#	West Holdings Corp.	5,757	106,491
#	Will Group, Inc.	4,900	35,367
*	WingArc1st, Inc.	5,200	88,682
	Workman Co. Ltd.	3,700	168,505
	World Co. Ltd.	15,400	149,218
	World Holdings Co. Ltd.	2,800	45,905
	Xebio Holdings Co. Ltd.	4,300	27,365
	YAC Holdings Co. Ltd.	2,600	19,372
	Yagi & Co. Ltd.	1,000	24,343
	Yahagi Construction Co. Ltd.	9,100	124,370
	Yakult Honsha Co. Ltd.	26,098	454,473
	YAKUODO Holdings Co. Ltd.	2,200	24,823
	YAMABIKO Corp.	14,400	358,612
	Yamada Holdings Co. Ltd.	120,991	403,397
	Yamae Group Holdings Co. Ltd.	5,300	96,685
#	Yamagata Bank Ltd.	3,999	65,033
	Yamaguchi Financial Group, Inc.	46,300	795,571
	Yamaha Corp.	57,200	408,207
#	Yamaha Motor Co. Ltd.	140,700	988,273
	Yamaichi Electronics Co. Ltd.	5,200	346,946
#	Yamami Co.	900	23,669
#	Yamanashi Chuo Bank Ltd.	7,300	251,148
#	Yamatane Corp.	5,200	67,080
	Yamato Corp.	4,700	64,482
	Yamato Holdings Co. Ltd.	38,246	433,302
	Yamato Kogyo Co. Ltd.	7,500	572,488
#	Yamaura Corp.	3,300	30,435
	Yamazaki Baking Co. Ltd.	26,700	558,486
	Yamazen Corp.	15,200	149,278
	Yaskawa Electric Corp.	6,200	219,852
	Yasuda Logistics Corp.	4,800	67,493
	YE DIGITAL Corp.	2,500	14,764
	Yellow Hat Ltd.	20,000	193,573
		Shares	Value»
JAPAN — (Continued)
	Yodoko Ltd.	28,500	$244,706
	Yokogawa Bridge Holdings Corp.	10,100	189,224
	Yokogawa Electric Corp.	17,500	609,310
	Yokohama Financial Group, Inc.	135,732	1,288,449
	Yokohama Rubber Co. Ltd.	32,600	1,326,877
	Yokorei Co. Ltd.	12,100	126,673
	Yokowo Co. Ltd.	4,525	128,313
	Yondenko Corp.	8,100	105,917
	Yondoshi Holdings, Inc.	4,100	48,438
	Yonex Co. Ltd.	13,900	235,362
	Yonkyu Co. Ltd.	800	14,245
	Yorozu Corp.	3,200	17,345
#*	Yoshimura Food Holdings KK	4,600	19,756
#	Yoshinoya Holdings Co. Ltd.	12,285	247,827
#	Yotai Refractories Co. Ltd.	1,700	18,114
	Yuasa Co. Ltd.	4,800	183,180
#	Yukiguni Factory Co. Ltd.	5,400	36,183
	Yurtec Corp.	10,600	169,785
	Yushiro, Inc.	2,000	42,252
*	Yutaka Giken Co. Ltd.	1,400	26,854
	Zacros Corp.	14,400	126,392
	Zaoh Co. Ltd.	800	13,286
#	Zenitaka Corp.	600	35,099
	Zenkoku Hosho Co. Ltd.	27,500	553,637
	Zenrin Co. Ltd.	7,600	41,324
	Zensho Holdings Co. Ltd.	11,600	639,334
	Zeon Corp.	35,200	410,289
	ZERIA Pharmaceutical Co. Ltd.	5,900	81,374
	Zero Co. Ltd.	500	10,651
#	ZIGExN Co. Ltd.	15,100	39,281
#	Zojirushi Corp.	6,500	65,463
	ZOZO, Inc.	62,800	421,481
TOTAL JAPAN			512,819,250
NETHERLANDS — (4.1%)
	Aalberts NV	25,413	965,353
	ABN AMRO Bank NV	77,162	2,686,535
	Acomo NV	6,558	199,473
*Ω	Adyen NV	745	840,699
	Aegon Ltd. (AEG US)	88,292	726,643
	Aegon Ltd. (AGN NA)	236,073	1,956,242
#	Akzo Nobel NV	39,029	2,290,887

76

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Allfunds Group PLC	65,928	$674,716
	AMG Critical Materials NV	8,408	354,894
#	Aperam SA	11,909	637,032
#	Arcadis NV	18,005	771,110
	ASM International NV	4,136	4,046,148
	ASML Holding NV (ASML NA)	1,474	2,130,734
	ASML Holding NV (ASML US)	16,394	23,590,644
	ASR Nederland NV	49,353	3,748,825
*	Avantium NV	6,821	59,581
#*Ω	Basic-Fit NV	13,927	467,873
	BE Semiconductor Industries NV	11,069	3,237,843
#*	CM.com NV	2,877	20,442
	Coca-Cola Europacific Partners PLC	17,777	1,690,895
	Corbion NV	11,777	263,186
Ω	CTP NV	19,637	371,195
#*	Fastned BV	441	14,762
*	Flow Traders Ltd.	11,338	363,968
	ForFarmers NV	10,547	75,355
#	Fugro NV	26,550	385,017
	HAL Trust	2,542	508,989
	Havas NV	16,120	306,829
#	IMCD NV	6,235	733,141
	ING Groep NV (INGA NA)	157,316	4,552,942
*	InPost SA	5,968	107,044
	Kendrion NV	2,526	54,189
	Koninklijke Ahold Delhaize NV (AD NA)	115,481	5,417,010
	Koninklijke BAM Groep NV	83,795	921,714
	Koninklijke Heijmans NV	8,810	891,374
	Koninklijke KPN NV	978,333	5,231,678
#	Koninklijke Philips NV (PHG US)	54,335	1,431,182
#	Koninklijke Philips NV (PHIA NA)	11,440	301,762
	Koninklijke Vopak NV	22,921	1,147,167
#*	Magnum Ice Cream Co. NV MICC NA	37,992	555,704
#*	Magnum Ice Cream Co. NV MICC US	36,269	541,496
	Nedap NV	1,486	147,603
	NN Group NV	66,887	5,854,873
*	Pharming Group NV	140,078	236,563
	PostNL NV	84,118	93,767
	Prosus NV (PRX NA)	42,555	2,060,214
	Randstad NV	1,281	37,958
		Shares	Value»
NETHERLANDS — (Continued)
	SBM Offshore NV	46,762	$2,000,543
#Ω	Signify NV	32,125	730,650
#	Sligro Food Group NV	3,265	49,931
	TKH Group NV	9,957	510,289
#	Universal Music Group NV	84,104	1,763,458
	Van Lanschot Kempen NV	9,679	741,596
	Wolters Kluwer NV	25,317	1,975,876
TOTAL NETHERLANDS			91,475,594
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	37,649	193,470
	Air New Zealand Ltd.	377,580	94,822
	Auckland International Airport Ltd.	69,939	341,403
	Channel Infrastructure NZ Ltd.	109,255	196,070
#	Chorus Ltd. (CNU NZ)	87,918	504,916
	Contact Energy Ltd.	87,436	491,432
	EBOS Group Ltd.	12,603	158,701
	Fisher & Paykel Healthcare Corp. Ltd.	19,201	413,787
*	Fletcher Building Ltd. (FBU NZ)	155,282	256,509
#	Fonterra Co-Operative Group Ltd.	23,363	90,426
	Freightways Group Ltd.	44,861	335,111
*	Gentrack Group Ltd.	5,468	19,530
	Hallenstein Glasson Holdings Ltd.	12,487	72,254
#	Heartland Group Holdings Ltd.	248,390	165,413
#	Infratil Ltd.	25,112	184,988
	Investore Property Ltd.	28,658	17,816
#*	KMD Brands Ltd.	391,416	14,254
	Mainfreight Ltd.	7,201	251,154
	Mercury NZ Ltd.	22,195	87,876
	Meridian Energy Ltd.	39,100	131,268
	Napier Port Holdings Ltd.	22,300	48,830
#	NZME Ltd. (NZM AU)	18,597	11,856
	NZME Ltd. (NZM NZ)	1,350	886
	NZX Ltd.	96,996	80,166
*	Oceania Healthcare Ltd.	53,676	23,701
	Port of Tauranga Ltd.	20,843	102,233
*	Ryman Healthcare Ltd.	88,099	110,804

77

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Sanford Ltd.	13,061	$57,776
	Scales Corp. Ltd.	41,302	147,906
	Skellerup Holdings Ltd.	53,108	184,575
	SKY Network Television Ltd.	48,329	92,170
	Spark New Zealand Ltd.	273,763	336,202
	Summerset Group Holdings Ltd.	60,930	293,824
	Tourism Holdings Ltd.	38,956	47,675
	TOWER Ltd.	107,281	128,424
	Turners Automotive Group Ltd.	14,242	72,239
	Vector Ltd.	17,959	51,206
#*	Vista Group International Ltd.	21,101	23,342
TOTAL NEW ZEALAND			5,835,015
NORWAY — (0.9%)
	2020 Bulkers Ltd.	5,317	1,730
	ABG Sundal Collier Holding ASA	54,929	42,579
	AF Gruppen ASA	5,957	115,002
	Aker ASA, Class A	775	89,411
*	Aker BioMarine ASA	3,445	37,470
	Aker BP ASA	35,301	1,379,997
	Aker Solutions ASA	77,084	351,244
	AKVA Group ASA	848	12,349
	Archer Ltd.	22,231	69,710
	Arendals Fossekompani ASA	1,299	26,423
	Atea ASA	17,327	292,319
	Austevoll Seafood ASA	19,974	202,175
*	Axactor ASA	12,234	6,573
	B2 Impact ASA	73,842	190,355
	Bakkafrost P	3,208	159,602
	Bluenord ASA	6,574	418,405
	Bonheur ASA	6,236	181,504
	Borregaard ASA	20,566	338,271
	Bouvet ASA	9,730	54,352
Ω	BW LPG Ltd. BWLPG NO	28,568	573,278
	BW Offshore Ltd.	27,162	155,435
*	Cadeler AS (CADLR NO)	40,798	280,966
*	Cadeler AS (CDLR US), ADR	519	14,366
*	Cloudberry Clean Energy ASA	56,428	79,581
	DNB Bank ASA	35,084	1,062,461
	DOF Group ASA	28,421	421,056
Ω	Elkem ASA	71,688	210,023
		Shares	Value»
NORWAY — (Continued)
Ω	Elmera Group ASA	26,016	$97,292
	Elopak ASA	28,532	110,077
Ω	Entra ASA	6,404	72,631
Ω	Europris ASA	37,162	379,100
	Gjensidige Forsikring ASA	5,374	150,961
#*	Grieg Seafood ASA	10,723	42,117
	Hafnia Ltd.	37,059	328,936
	Hoegh Autoliners ASA	34,330	491,895
Ω	Kid ASA	9,176	130,581
	Kitron ASA	22,964	247,870
Ω	Klaveness Combination Carriers ASA	6,729	74,762
*	Kongsberg Automotive ASA	138,137	28,495
	Leroy Seafood Group ASA	48,235	236,584
#*	LINK Mobility Group Holding ASA	65,066	173,971
	Medistim ASA	2,401	58,826
	Mowi ASA	20,381	452,200
Ω	Multiconsult ASA	3,394	57,950
*	Napatech AS	4,022	14,470
#*	NEL ASA	258,976	83,268
	Norbit ASA	8,619	212,390
	Norconsult Norge AS	14,180	60,403
*	Nordic Semiconductor ASA	2,834	58,244
	Norsk Hydro ASA	104,188	1,153,511
*Ω	Norske Skog ASA	2,759	13,987
*	Northern Ocean Ltd.	46,467	43,508
*	NRC Group ASA	35,326	32,732
	Odfjell Drilling Ltd.	31,663	340,924
	Odfjell SE, Class A	4,824	60,217
	Odfjell Technology Ltd.	4,361	32,967
*	OKEA ASA	12,756	54,200
	Orkla ASA	7,440	91,765
*	Otello Corp. ASA	14,046	28,570
	Panoro Energy ASA	28,734	109,290
	Paratus Energy Services Ltd.	6,615	36,874
	Pareto Bank ASA	9,248	66,720
	Petronor E&P ASA	15,083	23,737
	Pexip Holding ASA	9,642	70,754
	Protector Forsikring ASA	6,303	318,829
	Reach Subsea ASA	18,207	13,758
	Rogaland Sparebank	2,270	37,064
	Salmar ASA	3,427	207,552
	SATS ASA	42,949	191,907
*Ω	Scatec ASA	32,702	425,616
*	Sea1 offshore, Inc.	20,330	65,282

78

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	SED Energy Holdings PLC	27,410	$25,763
	Selvaag Bolig ASA	9,716	36,523
	Solstad Maritime ASA	9,952	30,740
	Solstad Offshore ASA	7,622	54,136
	Sparebank 1 Oestlandet	8,533	187,219
	SpareBank 1 Sor-Norge ASA	21,520	465,077
	Sparebanken More	6,733	83,740
	Stolt-Nielsen Ltd.	7,288	237,729
	Storebrand ASA	56,731	1,096,664
	Subsea 7 SA	34,627	1,247,395
	Telenor ASA	28,479	469,434
	TGS ASA	44,464	723,026
	TOMRA Systems ASA	10,628	108,470
	Var Energi ASA	30,059	152,743
	Veidekke ASA	22,947	461,952
	Vend Marketplaces ASA	2,747	75,691
	Wallenius Wilhelmsen ASA	17,429	224,251
	Wilh Wilhelmsen Holding ASA, Class A	3,431	256,629
	Wilh Wilhelmsen Holding ASA, Class B	997	66,769
	Yara International ASA	13,240	770,792
	Zalaris ASA	1,628	17,342
*	Zaptec ASA	9,355	37,032
TOTAL NORWAY			20,578,541
PORTUGAL — (0.5%)
#	Altri SGPS SA	17,850	104,638
	Banco Comercial Portugues SA, Class R	2,654,076	2,836,890
	Corticeira Amorim SGPS SA	7,403	55,812
	CTT-Correios de Portugal SA	18,086	136,313
	EDP Renovaveis SA	64,349	1,075,965
	EDP SA (EDP PL)	285,778	1,558,713
	Galp Energia SGPS SA	111,634	2,611,113
	Ibersol SGPS SA	6,294	88,602
	Jeronimo Martins SGPS SA	24,951	599,137
#	Mota-Engil SGPS SA	25,597	145,232
#	Navigator Co. SA	44,535	175,119
	NOS SGPS SA	53,215	351,400
		Shares	Value»
PORTUGAL — (Continued)
#*	Pharol SGPS SA	113,912	$10,325
	REN - Redes Energeticas Nacionais SGPS SA	64,245	284,503
	Sonae SGPS SA	225,219	515,685
*	Teixeira Duarte SA	42,874	22,407
TOTAL PORTUGAL			10,571,854
SINGAPORE — (1.4%)
*	AEM Holdings Ltd.	60,066	348,513
	ASL Marine Holdings Ltd.	88,400	26,821
	Aztech Global Ltd.	57,700	46,807
	Banyan Tree Holdings Ltd.	76,100	37,140
	Boustead Singapore Ltd.	86,471	162,825
	BRC Asia Ltd.	25,400	89,590
	Bukit Sembawang Estates Ltd.	38,300	142,398
	Capitaland India Trust	158,786	131,206
	CapitaLand Investment Ltd.	330,300	724,388
	Centurion Corp. Ltd.	37,000	47,730
	China Aviation Oil Singapore Corp. Ltd.	71,400	119,084
	China Sunsine Chemical Holdings Ltd.	101,000	54,796
	City Developments Ltd.	131,200	844,395
	ComfortDelGro Corp. Ltd.	334,900	389,912
*	COSCO Shipping International Singapore Co. Ltd.	443,400	41,838
	CSE Global Ltd.	132,766	143,776
	DBS Group Holdings Ltd.	110,064	5,075,124
	Delfi Ltd.	70,200	58,504
	DFI Retail Group Holdings Ltd.	76,500	320,347
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	40,637
	Food Empire Holdings Ltd.	48,800	125,799
	Fraser & Neave Ltd.	43,400	49,484
	Frasers Property Ltd.	82,100	73,909
#	Frencken Group Ltd.	94,100	199,290

79

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Golden Agri-Resources Ltd.	1,266,800	$315,709
	GuocoLand Ltd.	55,100	106,507
	Haw Par Corp. Ltd.	33,400	452,480
	Ho Bee Land Ltd.	39,400	66,416
	Hong Fok Corp. Ltd.	84,400	66,380
	Hong Leong Asia Ltd.	76,800	175,515
#	Hong Leong Finance Ltd.	79,500	161,941
	Hongkong Land Holdings Ltd.	128,700	1,017,506
	Hour Glass Ltd.	49,200	91,093
	HRnetgroup Ltd.	22,900	13,436
	Hutchison Port Holdings Trust	1,129,000	237,527
*††	Hyflux Ltd.	78,700	0
#	iFAST Corp. Ltd.	34,100	234,735
	InnoTek Ltd.	22,900	15,625
	ISDN Holdings Ltd.	80,490	38,544
	Keppel Ltd.	153,700	1,315,582
	Keppel REIT	17,077	12,023
	Marco Polo Marine Ltd.	292,000	36,034
*	Mermaid Maritime PCL	118,300	11,225
	Metro Holdings Ltd.	5,000	1,956
	Micro-Mechanics Holdings Ltd.	9,400	24,749
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	46,776
	Netlink NBN Trust	445,000	353,299
*	Oceanus Group Ltd.	1,247,200	2,994
	OKP Holdings Ltd.	15,800	9,900
	Olam Group Ltd.	52,300	41,899
	Oversea-Chinese Banking Corp. Ltd.	146,249	2,523,175
	Pan-United Corp. Ltd.	47,875	59,092
	Propnex Ltd.	43,800	60,334
	Q&M Dental Group Singapore Ltd.	53,640	24,628
	QAF Ltd.	44,382	36,285
*	Rex International Holding Ltd.	266,900	20,112
	Riverstone Holdings Ltd.	145,900	85,499
	Samudera Shipping Line Ltd.	41,900	37,596
	SATS Ltd.	149,032	387,886
	SBS Transit Ltd.	11,800	34,211
	Seatrium Ltd.	566,233	1,049,715
	Sheng Siong Group Ltd.	158,400	377,583
		Shares	Value»
SINGAPORE — (Continued)
	SIA Engineering Co. Ltd.	28,100	$69,383
	Sing Holdings Ltd.	39,000	23,151
	Sing Investments & Finance Ltd.	8,600	10,941
	Singapore Airlines Ltd.	287,400	1,423,414
	Singapore Exchange Ltd.	99,700	1,704,744
	Singapore Land Group Ltd.	34,800	102,369
	Singapore Post Ltd.	348,700	94,688
	Singapore Telecommunications Ltd.	280,300	1,015,190
	Stamford Land Corp. Ltd.	162,807	60,852
	StarHub Ltd.	103,900	86,568
	Straits Trading Co. Ltd.	37,025	51,280
*††	Swiber Holdings Ltd.	23,999	0
	Tai Sin Electric Ltd.	24,900	11,193
	Tuan Sing Holdings Ltd.	151,727	39,494
	UMS Integration Ltd.	173,303	298,028
	United Overseas Bank Ltd.	92,970	2,647,698
	UOB-Kay Hian Holdings Ltd.	104,686	335,271
	UOL Group Ltd.	116,051	970,849
	Valuetronics Holdings Ltd.	117,650	94,448
	Venture Corp. Ltd.	61,300	782,429
	Vicom Ltd.	18,300	25,826
	Wee Hur Holdings Ltd.	103,800	59,515
	Wilmar International Ltd.	129,300	368,812
	Wing Tai Holdings Ltd.	92,200	116,945
	Yangzijiang Shipbuilding Holdings Ltd.	543,300	1,852,905
TOTAL SINGAPORE			31,086,273
SPAIN — (3.1%)
	Acciona SA	6,672	1,942,102
	Acerinox SA	50,520	829,120
Ω	Aena SME SA	69,590	1,900,684
*	Airtificial Intelligence Structures SA	93,405	9,860
	Alantra Partners SA	2,636	33,111
	Almirall SA	14,192	210,084

80

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Amadeus IT Group SA	36,639	$2,114,154
#*	Amper SA	247,202	53,922
	Atresmedia Corp. de Medios de Comunicacion SA	26,478	161,149
	Audax Renovables SA	27,496	46,688
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	582,657	12,866,464
	Banco de Sabadell SA	1,332,301	5,165,328
	Banco Santander SA (SAN SM)	707,292	8,630,601
	Bankinter SA	184,137	3,064,237
	CaixaBank SA	236,893	3,015,255
Ω	Cellnex Telecom SA	24,657	830,019
	CIE Automotive SA	10,511	358,312
	Construcciones y Auxiliar de Ferrocarriles SA	5,118	385,310
	Corp. ACCIONA Energias Renovables SA	11,173	293,747
*	Distribuidora Internacional de Alimentacion SA	2,593	119,773
	Ebro Foods SA	13,601	290,227
#*	eDreams ODIGEO SA	8,154	33,302
	Elecnor SA	9,837	437,214
	Enagas SA	34,100	682,738
#*	Ence Energia y Celulosa SA	24,550	70,648
	Endesa SA	30,248	1,356,582
	Ferrovial SE	26,707	1,834,010
	Fluidra SA	14,614	341,992
Ω	Gestamp Automocion SA	17,889	67,799
Ω	Global Dominion Access SA	16,740	65,287
*	Grenergy Renovables SA	4,188	594,341
	Grupo Empresarial San Jose SA	5,655	55,454
	Iberdrola SA IBE SM	57,697	1,352,661
	Iberpapel Gestion SA (IBG SM)	2,731	63,693
	Indra Sistemas SA	35,697	2,053,090
	Industria de Diseno Textil SA	49,633	2,970,566
*	Inmocemento SA	16,289	71,099
		Shares	Value»
SPAIN — (Continued)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	69,170	$96,626
	Mapfre SA	245,861	1,203,570
	Melia Hotels International SA	30,644	399,685
	Naturgy Energy Group SA	15,053	473,637
Ω	Neinor Homes SA	7,095	138,812
*	Obrascon Huarte Lain SA	283,651	147,109
*	Oryzon Genomics SA	11,340	37,021
	Pharma Mar SA	846	95,400
	Prim SA	853	13,227
Ω	Prosegur Cash SA	79,580	60,942
	Prosegur Cia de Seguridad SA	30,806	97,356
*	Realia Business SA	45,114	54,893
#	Redeia Corp. SA	48,492	848,949
	Repsol SA (REP SM)	158,209	4,249,677
	Sacyr SA	114,389	629,706
*	Solaria Energia y Medio Ambiente SA	15,790	450,276
*Ω	Talgo SA	6,527	21,193
*	Tecnicas Reunidas SA	12,939	536,147
#	Telefonica SA (TEF SM)	787,286	3,552,642
#	Tubacex SA	28,080	95,293
Ω	Unicaja Banco SA	333,084	1,081,302
	Vidrala SA	6,316	569,748
	Viscofan SA	8,234	580,340
TOTAL SPAIN			69,804,174
SWEDEN — (3.0%)
#	AAK AB	11,354	325,689
Ω	AcadeMedia AB	30,532	326,725
	AddLife AB, Class B	23,592	367,853
	Addnode Group AB	25,070	130,308
	AddTech AB, Class B	20,999	771,209
	AFRY AB	24,446	298,384
#	Alfa Laval AB	13,412	807,124
Ω	Alimak Group AB	18,341	217,261
#	Alleima AB	54,322	486,698
	Alligo AB, Class B	5,640	84,601
Ω	Ambea AB	36,152	548,692
*	Annehem Fastigheter AB, Class B	17,398	33,157
	AQ Group AB	12,565	300,010
	Arjo AB, Class B	54,093	142,786
*	Asmodee Group AB, Class B	24,802	333,315

81

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Assa Abloy AB, Class B	20,072	$772,525
	Atlas Copco AB (ATCOA SS), Class A	105,103	2,019,831
	Atlas Copco AB (ATCOB SS), Class B	68,658	1,170,696
	Atrium Ljungberg AB, Class B	34,499	110,901
Ω	Attendo AB	39,293	454,600
#	Avanza Bank Holding AB	21,949	793,418
	Avarda Bank AB	7,185	130,217
	Axfood AB	12,450	379,865
	Beijer Alma AB	10,199	320,893
#	Beijer Ref AB, Class B	11,083	157,020
	Bergman & Beving AB	6,396	217,695
*	BHG Group AB	29,159	73,112
	Bilia AB, Class A	24,321	331,791
	Billerud Aktiebolag	29,488	202,704
	BioGaia AB, Class B	16,291	210,279
	Bjorn Borg AB	4,321	31,476
*	Boliden AB	20,040	1,053,410
*	Bonava AB, Class B	64,308	60,661
#*Ω	Boozt AB	6,490	83,771
Ω	Bravida Holding AB	49,313	510,964
#	Bufab AB	26,314	340,483
*	Bulten AB	2,864	14,342
	Bure Equity AB	16,196	471,424
	Byggmax Group AB	12,072	62,591
*	Camurus AB	1,946	112,737
*	Carasent AB	4,233	10,961
#	Castellum AB	26,310	336,766
#	Catena AB	4,122	194,444
*	Cavotec Group AB	8,277	11,614
#	Cibus Real Estate AB publ	8,321	132,647
	Clas Ohlson AB, Class B	13,885	600,869
	Cloetta AB, Class B	61,932	318,351
*	Coffee Stain Group AB, Class B	7,965	18,815
Ω	Coor Service Management Holding AB	19,934	118,187
	Corem Property Group AB (CORED SS), Class D	1,093	28,187
*	Ctek AB	17,349	30,176
	Dios Fastigheter AB	16,550	114,073
*Ω	Dometic Group AB	21,186	72,382
		Shares	Value»
SWEDEN — (Continued)
#	Duni AB	5,746	$52,926
#*	Dynavox Group AB	7,192	63,920
	Eastnine AB	16,544	79,517
#	Elanders AB, Class B	510	2,685
#*	Electrolux AB, Class B	61,951	346,358
	Electrolux Professional AB, Class B	46,970	236,242
	Elekta AB, Class B	67,971	394,764
*	Embracer Group AB	20,677	142,608
*	Enad Global 7 AB	10,231	18,510
*	Enea AB	2,181	18,942
#	Engcon AB	4,662	33,761
	Eolus AB, Class B	3,371	15,799
	Ependion AB	4,568	62,956
	Epiroc AB (EPIA SS), Class A	31,870	920,068
	Epiroc AB (EPIB SS), Class B	18,860	469,949
#	EQT AB	3,310	108,007
	Essity AB (ESSITYA SS), Class A	2,699	71,400
	Essity AB (ESSITYB SS), Class B	55,523	1,473,894
#	Fabege AB	21,533	180,917
#*	Fastighets AB Balder, Class B	29,093	174,039
*	Fastighets AB Trianon	6,570	12,451
*	Fastighetsbolaget Emilshus AB, Class B	7,309	42,020
	FastPartner AB (FPARA SS), Class A	7,691	32,923
#	FastPartner AB (FPARD SS), Class D	1,419	11,225
	FM Mattsson AB	1,340	13,567
#	Getinge AB, Class B	38,447	774,009
	Granges AB	29,810	562,621
*	Gruvaktiebolaget Viscaria	20,683	36,613
#	H & M Hennes & Mauritz AB, Class B	26,863	482,129
	Hanza AB	7,620	113,116
	Heba Fastighets AB, Class B	4,215	11,657
	Hemnet Group AB	5,614	72,777
#	Hexagon AB, Class B	49,508	540,872
*	Hexatronic Group AB	25,291	104,837
	Hexpol AB	50,732	414,169
*	HMS Networks AB	3,215	187,376

82

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Hoist Finance AB	17,540	$270,886
#	Holmen AB (HOLMB SS), Class B	9,400	324,299
	Hufvudstaden AB, Class A	10,574	140,822
#	Humana AB	8,769	46,289
*	Humble Group AB	15,831	12,566
	Husqvarna AB (HUSQA SS), Class A	4,789	22,739
#	Husqvarna AB (HUSQB SS), Class B	71,743	345,613
	Indutrade AB	18,355	396,538
#	Instalco AB	58,302	243,596
	Inwido AB	17,257	263,477
#	JM AB	16,501	207,422
*	John Mattson Fastighetsforetagen AB	5,179	33,072
	Kabe Group AB, Class B	132	2,529
*	Karnell Group AB	4,759	35,787
*	Karnov Group AB	11,063	80,628
*	Klarabo Sverige AB, Class B	21,593	33,548
	KNOW IT AB	5,572	48,061
	Lagercrantz Group AB, Class B	33,877	895,826
#	Lifco AB, Class B	8,406	264,497
	Lindab International AB	18,483	305,803
	Logistea AB, Class B	30,384	46,105
	Loomis AB	18,385	856,183
*	Maha Capital AB	30,356	36,335
*	Medcap AB	2,322	120,649
	MEKO AB	7,380	54,310
	Micro Systemation AB, Class B	4,122	28,918
	Midsona AB, Class B	14,238	19,015
*	Modern Times Group MTG AB, Class B	24,870	338,277
	Momentum Group AB	7,786	90,443
#Ω	Munters Group AB	24,209	533,708
	Mycronic AB	26,171	825,819
*	NCAB Group AB	21,963	172,719
	NCC AB, Class B	25,176	545,369
	Nederman Holding AB	4,601	58,382
*	Neobo Fastigheter AB	18,790	32,961
	New Wave Group AB, Class B	22,744	239,293
#	Nibe Industrier AB, Class B	70,809	321,887
		Shares	Value»
SWEDEN — (Continued)
	Nilorngruppen AB, Class B	2,248	$12,274
	Nivika Fastigheter AB, Class B	5,634	23,923
*	Nobia AB	85,450	15,986
	Nolato AB, Class B	55,138	296,777
#	Nordnet AB publ	14,352	473,056
*	Norion Bank AB	15,590	89,216
	Note AB	4,949	91,769
#	NP3 Fastigheter AB	6,024	170,041
#	Nyfosa AB	23,161	168,337
	OEM International AB, Class B	15,928	250,275
	Pandox AB	18,988	348,965
#	Peab AB, Class B	47,702	463,443
	Platzer Fastigheter Holding AB, Class B	8,730	65,320
	Proact IT Group AB	5,913	72,903
	Ratos AB, Class B	72,643	258,174
	RaySearch Laboratories AB	6,360	131,227
#	Rejlers AB	4,553	71,725
	Rusta AB	8,753	95,960
	Rvrc Holding AB	20,123	121,211
#	Sagax AB (SAGAB SS), Class B	10,218	203,347
*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	152,301	55,727
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	22,560	20,128
#	Sandvik AB	48,277	2,030,874
	Scandi Standard AB	16,388	266,004
Ω	Scandic Hotels Group AB	52,596	512,939
*	Sdiptech AB, Class B	6,125	150,049
	Sectra AB, Class B	16,107	448,182
#	Securitas AB, Class B	48,114	807,495
*Ω	Sinch AB	179,170	568,455
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	89,922	1,779,751
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,001	20,249
	Skanska AB, Class B	29,087	785,562
	SKF AB (SKFA SS), Class A	3,129	78,830
#	SKF AB (SKFB SS), Class B	43,109	1,085,430

83

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	SkiStar AB	10,262	$177,910
	Softronic AB, Class B	5,133	12,415
	Solid Forsakring AB	2,863	29,650
	SSAB AB (SSABA SS), Class A	30,514	274,632
	SSAB AB (SSABAH FH), Class A	2,180	19,542
#	SSAB AB (SSABB SS), Class B	139,695	1,271,889
	SSAB AB (SSABBH FH), Class B	12,326	110,541
*	Stendorren Fastigheter AB	2,208	44,869
	Stenhus Fastigheter I Norden AB	17,803	21,938
	Storskogen Group AB, Class B	358,536	354,275
	Svedbergs Group AB	5,756	34,232
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,088	23,768
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	46,153	528,849
#	Svenska Handelsbanken AB (SHBA SS), Class A	51,506	731,897
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,480	35,740
	Sweco AB, Class B	35,642	490,104
	Swedbank AB, Class A	42,231	1,492,833
*	Swedish Logistic Property AB, Class B	18,282	75,257
	Synsam AB	36,734	226,353
	Systemair AB	19,781	152,663
	Tele2 AB, Class B	86,199	1,767,460
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	5,155	60,674
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	319,588	3,812,364
	Telia Co. AB	348,633	1,822,827
#Ω	Thule Group AB	13,213	330,042
	Trelleborg AB, Class B	16,615	682,196
		Shares	Value»
SWEDEN — (Continued)
#	Troax Group AB	7,157	$82,634
	VBG Group AB, Class B	5,432	198,579
*	Vestum AB	14,156	16,560
*	Viaplay Group AB	306,359	48,694
#	Volati AB	1,901	17,168
	Volvo AB (VOLVA SS), Class A	19,455	678,427
	Volvo AB (VOLVB SS), Class B	161,682	5,635,707
#	Wallenstam AB, Class B	38,947	165,626
	Wihlborgs Fastigheter AB	30,534	269,947
*	XANO Industri AB, Class B	3,917	25,176
TOTAL SWEDEN			67,579,727
SWITZERLAND — (5.5%)
	ABB Ltd.	54,873	5,549,837
	Accelleron Industries AG (ACLN SW)	26,833	2,874,893
#	Adecco Group AG	30,484	702,503
#	Alcon AG	43,142	3,228,698
	Allreal Holding AG	4,218	1,151,896
	ALSO Holding AG	1,733	357,388
*	ams-OSRAM AG	25,519	409,877
	APG SGA SA	352	81,385
*	Aryzta AG	5,348	427,966
	Ascom Holding AG	9,610	64,789
	Autoneum Holding AG	1,039	151,747
	Banque Cantonale de Geneve	5,720	261,755
#	Banque Cantonale Vaudoise	8,226	1,296,209
#	Barry Callebaut AG	691	1,035,712
*	Basilea Pharmaceutica Ag Allschwil	3,424	238,327
	Belimo Holding AG	1,877	1,718,880
	Bell Food Group AG	588	140,242
	Bellevue Group AG	1,229	11,899
	Berner Kantonalbank AG	1,629	848,186
	BKW AG	3,526	704,826
	Bossard Holding AG, Class A	1,540	314,764
	Bucher Industries AG	1,975	784,265
	Burckhardt Compression Holding AG	858	574,543
	Burkhalter Holding AG	1,741	413,339

84

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Bystronic AG	208	$51,870
	Cembra Money Bank AG	8,898	1,087,669
#*	Cicor Technologies Ltd.	906	159,736
	Cie Financiere Tradition SA, Class BR	460	173,111
	Clariant AG	43,080	443,699
#	Coltene Holding AG	799	47,711
	Cosmo NV	638	67,106
	CPH Group AG	474	34,985
	Daetwyler Holding AG, Class BR	1,374	275,968
	DKSH Holding AG	8,958	683,844
	dormakaba Holding AG	7,089	472,025
	DSM-Firmenich AG	4,453	332,589
	EFG International AG	31,473	677,166
	Emmi AG	550	575,584
#	EMS-Chemie Holding AG	1,198	1,021,204
	Flughafen Zurich AG	5,515	1,566,019
	Forbo Holding AG	238	224,220
	Fundamenta Real Estate AG	3,529	81,324
	Galderma Group AG	10,291	2,158,983
Ω	Galenica AG	13,918	1,482,816
	Geberit AG	4,723	3,191,617
	Georg Fischer AG	19,911	1,089,153
	Glarner Kantonalbank	861	25,986
	Helvetia Baloise Holding AG	22,453	6,156,254
	Hiag Immobilien Holding AG	811	141,590
	Huber & Suhner AG	4,435	1,288,053
	Hypothekarbank Lenzburg AG	18	95,713
	Implenia AG	5,540	437,224
#	Inficon Holding AG	3,490	646,000
	Interroll Holding AG	178	372,843
	Intershop Holding AG	960	208,384
	Investis Holding SA	821	167,074
	Julius Baer Group Ltd.	38,336	3,151,100
	Jungfraubahn Holding AG	1,339	468,179
	Kardex Holding AG	1,588	567,373
#	Kuehne & Nagel International AG	7,369	1,730,734
	Landis & Gyr Group AG	7,416	498,153
	Lastminute.com NV	1,332	20,154
		Shares	Value»
SWITZERLAND — (Continued)
	Liechtensteinische Landesbank AG	3,467	$426,352
#	Logitech International SA (LOGI US)	15,032	1,492,377
	Logitech International SA (LOGN SW)	9,289	916,940
	Luzerner Kantonalbank AG	5,153	679,505
Ω	Medacta Group SA	1,642	297,933
Ω	Medmix AG	1,442	15,381
#	Meier Tobler Group AG	1,442	62,431
	Mikron Holding AG	3,174	66,263
	Mobilezone Holding AG	10,259	190,982
	Mobimo Holding AG	2,058	982,598
#*	Molecular Partners AG	3,923	16,164
*Ω	Montana Aerospace AG	4,535	119,238
	Naturenergie Holding AG	2,510	107,657
	Novavest Real Estate AG	464	25,885
	OC Oerlikon Corp. AG Pfaeffikon	15,969	69,855
	Orell Fuessli AG	122	25,790
	Partners Group Holding AG	2,441	2,653,861
*	Peach Property Group AG	2,482	15,818
	Phoenix Mecano AG	183	99,285
	Plazza AG, Class A	201	114,772
*Ω	PolyPeptide Group AG	3,309	161,980
	PSP Swiss Property AG	7,189	1,436,872
#*	Rieter Holding AG	20,124	83,904
	Romande Energie Holding SA	1,298	85,975
	Schindler Holding AG SCHN SW	1,782	596,687
	Schweiter Technologies AG	98	34,728
*Ω	Sensirion Holding AG	2,319	200,789
	SFS Group AG	4,562	695,042
	SGS SA	26,034	2,820,785
	Siegfried Holding AG	8,601	867,477
*	SIG Group AG	44,592	722,582
	Sika AG	3,988	735,651
*	Softwareone Holding AG SWON NO	4,043	35,586
#	Softwareone Holding AG SWON SW	31,229	276,351

85

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sonova Holding AG	6,258	$1,371,804
	St. Galler Kantonalbank AG	842	692,803
#	Stadler Rail AG	13,414	391,878
#	Straumann Holding AG	15,383	1,669,498
	Sulzer AG	5,366	1,021,409
#	Sunrise Communications AG, Class A	17,340	1,034,421
#	Swatch Group AG (UHR SW), Class BR	7,516	1,744,678
	Swatch Group AG (UHRN SW)	11,950	555,382
	Swiss Life Holding AG	4,254	4,994,632
	Swiss Prime Site AG	21,983	3,809,559
	Swiss Re AG	38,965	6,276,819
	Swisscom AG	4,861	4,111,568
	Swissquote Group Holding SA	2,882	1,458,548
	Temenos AG	12,693	1,203,848
	Thurgauer Kantonalbank	103	25,083
	TX Group AG	758	120,400
*	UBS Group AG (UBS US)	126,593	5,557,427
	UBS Group AG (UBSG SW)	15,912	704,135
	Valiant Holding AG	4,685	1,088,395
Ω	VAT Group AG	3,727	2,799,910
	Vaudoise Assurances Holding SA	263	275,168
#	Vetropack Holding AG	3,273	84,912
	Vontobel Holding AG	8,435	715,514
	VP Bank AG, Class A	877	96,707
	VZ Holding AG	3,197	623,718
	Walliser Kantonalbank	911	179,556
	Warteck Invest AG	28	73,440
#	Ypsomed Holding AG	711	248,401
	Zehnder Group AG	2,716	229,405
	Zug Estates Holding AG, Class B	72	219,248
	Zuger Kantonalbank, Class BR	35	519,847
	Zurich Insurance Group AG	9,834	6,856,462
TOTAL SWITZERLAND			123,105,210
UNITED KINGDOM — (9.3%)
	3i Group PLC	60,691	2,110,695
	4imprint Group PLC	6,011	297,999
		Shares	Value»
UNITED KINGDOM — (Continued)
	Aberdeen Group PLC	462,666	$1,307,532
	Admiral Group PLC	41,203	1,893,132
	Advanced Medical Solutions Group PLC	34,292	114,196
*	Afentra PLC	47,432	49,603
	AG Barr PLC	19,533	171,072
Ω	Airtel Africa PLC	251,550	1,214,892
	AJ Bell PLC	82,160	576,542
Ω	Alfa Financial Software Holdings PLC	31,920	64,406
	Antofagasta PLC	16,887	818,981
*	AO World PLC	67,053	80,089
	Ashmore Group PLC	21,109	59,728
	Ashtead Technology Holdings PLC	14,940	96,679
	Associated British Foods PLC	25,627	638,151
	Atalaya Mining Copper SA	28,105	284,122
Ω	Autotrader Group PLC	165,856	1,115,701
	Aviva PLC	221,820	1,881,312
	Balfour Beatty PLC	134,293	1,492,239
	Barclays PLC (BARC LN)	464,084	2,727,844
	Barclays PLC (BCS US), Sponsored ADR	79,776	1,867,556
	Barratt Redrow PLC	327,125	1,114,106
	Beazley PLC	174,013	3,022,498
	Bellway PLC	33,644	872,451
	Berkeley Group Holdings PLC	20,622	897,861
	Bloomsbury Publishing PLC	22,292	185,136
	Bodycote PLC	31,607	293,525
*	Borders & Southern Petroleum PLC	100,591	12,467
	BRCK Group PLC	58,918	39,492
	Breedon Group PLC	53,991	225,372
	Brooks Macdonald Group PLC	1,347	25,375
	BT Group PLC	1,292,268	3,799,054
	BTG Consulting PLC	10,069	16,376
	Bunzl PLC	54,073	1,782,572
*	Burberry Group PLC	82,772	1,313,440
#	Burford Capital Ltd.	36,516	174,438
	Bytes Technology Group PLC (BYIT LN)	16,744	69,262
*	Canal & SA	140,816	439,420
*	Capita PLC	12,355	48,490

86

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Capital Ltd.	43,588	$67,872
*	Capricorn Energy PLC	23,451	99,103
	Card Factory PLC	94,629	86,930
	Central Asia Metals PLC	44,054	87,460
	Centrica PLC	1,068,091	3,119,618
	Chesnara PLC	58,431	243,044
	Clarkson PLC	3,948	259,584
*	Close Brothers Group PLC	42,325	254,965
Ω	CMC Markets PLC	18,203	91,500
	Coats Group PLC	388,610	440,796
	Coca-Cola HBC AG, Class DI	22,008	1,283,703
	Compass Group PLC	130,328	3,682,673
	Computacenter PLC	17,708	896,588
	Conduit Holdings Ltd.	32,248	193,692
Ω	Convatec Group PLC	222,772	638,871
	Costain Group PLC	36,059	91,096
	Cranswick PLC	13,362	978,161
	Crest Nicholson Holdings PLC	74,562	66,944
	Croda International PLC	18,015	698,728
	Currys PLC	290,256	494,152
	CVS Group PLC	14,464	229,183
*	DFS Furniture PLC	34,416	58,377
*	Dialight PLC	2,955	11,844
	Diploma PLC	9,369	886,676
	DiscoverIE Group PLC	14,733	130,881
	Domino's Pizza Group PLC	45,588	120,372
	Dr. Martens PLC	154,133	130,134
	Drax Group PLC	119,759	1,440,922
	Dunelm Group PLC	30,413	310,973
*	EKF Diagnostics Holdings PLC	4,462	1,603
	Elementis PLC	108,723	218,833
	Endeavour Mining PLC	50,601	2,913,828
	Essentra PLC	78,297	87,178
	Eurocell PLC	6,772	9,617
	Experian PLC	71,764	2,625,775
	Fevara PLC	4,717	8,601
	Fintel PLC	7,668	19,081
	Firstgroup PLC	198,102	438,913
	Foresight Group Holdings Ltd.	18,455	100,325
Ω	Forterra PLC	18,591	39,877
	Foxtons Group PLC	40,696	23,811
*	Frasers Group PLC	30,157	268,644
	Fresnillo PLC	48,455	2,139,616
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frontier Developments PLC	5,680	$23,992
*Ω	Funding Circle Holdings PLC	45,305	89,410
	FW Thorpe PLC	5,811	19,907
	Galliford Try Holdings PLC	20,563	146,428
	Games Workshop Group PLC	8,638	2,291,027
	Gamma Communications PLC	13,109	160,896
	Genuit Group PLC	60,899	214,633
	Gooch & Housego PLC	6,603	82,763
	Goodwin PLC	373	58,044
	Grafton Group PLC, CDI	46,628	558,063
	Grainger PLC	151,889	331,732
	Greencore Group PLC	50,956	10,424
	Greencore Group PLC GNC LN	137,355	471,217
#	Greggs PLC	26,711	552,622
*	Griffin Mining Ltd.	8,945	37,580
*	Gulf Marine Services PLC	151,979	39,573
*Ω	Gym Group PLC	38,062	91,866
	Haleon PLC (HLN LN)	497,691	2,298,272
	Halma PLC	12,564	756,072
	Harworth Group PLC	40,841	74,337
	Helical PLC	27,082	70,446
*	Helios Towers PLC	221,917	604,533
	Henry Boot PLC	23,100	51,216
	Hill & Smith PLC	20,378	716,578
	Hilton Food Group PLC	3,841	28,183
	Hiscox Ltd.	78,746	1,656,988
	Hochschild Mining PLC	105,328	899,245
	Hollywood Bowl Group PLC	44,958	155,539
Ω	Hostelworld Group PLC	14,765	21,336
	Howden Joinery Group PLC	156,022	1,646,078
	HSBC Holdings PLC (HSBA LN)	120,743	2,221,649
	HSBC Holdings PLC (HSBC US), Sponsored ADR	124,447	11,431,701
	Hunting PLC	38,566	266,789
	ICG PLC	32,619	804,220

87

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	IDOX PLC	36,520	$35,520
	IG Group Holdings PLC	65,396	1,336,373
	IMI PLC	58,131	2,214,107
	Impax Asset Management Group PLC	10,194	13,630
	Inchcape PLC	94,463	1,065,754
	Informa PLC	146,161	1,580,310
	IntegraFin Holdings PLC	18,218	80,570
	International Personal Finance PLC	63,898	215,629
	International Workplace Group PLC	184,878	465,412
	Intertek Group PLC	28,546	1,838,879
	Investec PLC	131,235	1,128,188
*	IP Group PLC	206,320	170,209
#*	ITM Power PLC	45,359	98,340
	ITV PLC	650,617	707,961
	J Sainsbury PLC	414,943	1,854,152
*	James Fisher & Sons PLC	4,426	27,433
#	James Halstead PLC	38,017	70,449
	JD Sports Fashion PLC	681,724	625,826
	Johnson Matthey PLC	46,208	1,305,106
	Johnson Service Group PLC	108,229	189,092
	Jupiter Fund Management PLC	119,800	247,406
	Kainos Group PLC	11,846	134,032
	Keller Group PLC	20,496	623,019
	Kier Group PLC	116,945	325,450
	Kingfisher PLC	415,797	1,635,040
	Knights Group Holdings PLC	11,574	26,096
	Lancashire Holdings Ltd.	53,309	416,356
	Legal & General Group PLC	401,502	1,377,845
	Lion Finance Group PLC	10,210	1,530,125
	Liontrust Asset Management PLC	2,228	8,014
	Lloyds Banking Group PLC (LLOY LN)	3,778,142	5,135,636
#	Lloyds Banking Group PLC (LYG US), ADR	27,731	150,857
	London Investment Group PLC	4,016	22,570
		Shares	Value»
UNITED KINGDOM — (Continued)
	London Stock Exchange Group PLC	6,492	$842,416
	LSL Property Services PLC	15,938	48,090
Ω	Luceco PLC	16,890	49,880
	M&G PLC	515,377	2,118,174
	Macfarlane Group PLC	26,372	22,567
	Man Group PLC	248,872	859,940
	Marks & Spencer Group PLC	366,116	1,647,140
	Marshalls PLC	44,322	78,624
	McBride PLC	39,844	84,547
	Me Group International PLC	60,797	121,112
	Mears Group PLC	19,194	103,465
*	Metro Bank Holdings PLC	71,088	145,257
#	Midwich Group PLC	9,796	19,015
	MJ Gleeson PLC	5,969	18,671
	Mondi PLC	92,166	952,210
	MONY Group PLC	103,736	252,013
	Moonpig Group PLC	51,428	149,182
	Morgan Advanced Materials PLC	54,724	162,726
	Morgan Sindall Group PLC	11,670	746,236
	Mortgage Advice Bureau Holdings Ltd.	4,693	33,832
	MP Evans Group PLC	4,821	117,696
	National Grid PLC (NG LN)	27,250	487,791
#	National Grid PLC (NGG US), Sponsored ADR	19,602	1,755,163
	NatWest Group PLC (NWG LN)	398,387	3,177,483
	NatWest Group PLC (NWG US), Sponsored ADR	52,827	840,478
	NCC Group PLC	70,281	114,244
	Next 15 Group PLC	16,760	54,465
	Next PLC	10,162	1,793,476
	Nichols PLC	2,793	37,115
	Ninety One PLC	76,396	224,189
	Norcros PLC	20,097	76,907
*	Ocado Group PLC	69,917	189,048
Ω	On the Beach Group PLC	23,948	53,324
	OSB Group PLC	96,574	694,247
	Oxford Metrics PLC	18,158	11,814

88

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Oxford Nanopore Technologies PLC	28,273	$43,187
	Pagegroup PLC	41,931	76,448
	Pan African Resources PLC	494,301	943,920
*	Pantheon Resources PLC	118,115	16,920
	Paragon Banking Group PLC	54,066	550,644
	Pearson PLC (PSON LN)	101,403	1,496,400
	Pennon Group PLC	63,811	477,322
	Persimmon PLC	71,398	1,029,521
	Pets at Home Group PLC	104,672	257,251
	Pharos Energy PLC	70,803	26,840
*	Phoenix Spree Deutschland Ltd.	11,400	27,244
	Plus500 Ltd.	23,923	1,453,170
	Polar Capital Holdings PLC	19,558	182,285
	Pollen Street Group Ltd.	7,963	92,091
	Porvair PLC	6,060	59,581
	PPHE Hotel Group Ltd.	3,168	65,025
	Premier Foods PLC	243,135	651,699
	Prudential PLC (PRU LN)	74,840	1,127,804
#	Prudential PLC (PUK US), ADR	134,384	4,062,428
*	PureTech Health PLC (PRTC LN)	55,692	96,462
Ω	Quilter PLC	297,906	743,900
	Rathbones Group PLC	11,798	315,301
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	119,446	94,580
	Record PLC	13,657	10,381
	Redcentric PLC	6,423	11,457
#	RELX PLC (RELX US), Sponsored ADR	77,599	2,839,334
	RELX PLC (REN NA)	22,194	812,611
	Renew Holdings PLC	13,913	172,540
	Rentokil Initial PLC RTO LN	238,229	1,606,082
#	Rentokil Initial PLC RTO US, Sponsored ADR	8,565	290,097
	RHI Magnesita NV	3,688	133,052
	Rightmove PLC	170,452	1,005,749
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rio Tinto PLC (RIO LN)	25,828	$2,601,822
	Rio Tinto PLC (RIO US), Sponsored ADR	49,126	4,936,180
*	RM PLC	8,253	11,206
	Rotork PLC	125,868	529,083
	RS Group PLC	69,839	573,687
	S&U PLC	1,297	33,584
Ω	Sabre Insurance Group PLC	51,746	106,871
*	Saga PLC	25,616	204,834
	Sage Group PLC	73,072	871,503
	Savills PLC	32,429	365,772
	Schroders PLC	51,399	404,715
	Secure Trust Bank PLC	2,756	47,037
	Senior PLC	42,197	164,398
	Severn Trent PLC	29,391	1,306,541
*	SIG PLC	4,292	472
	Smith & Nephew PLC (SN LN)	30,741	475,680
#	Smith & Nephew PLC (SNN US), Sponsored ADR	49,773	1,539,479
	Smiths Group PLC	26,317	908,611
	Smiths News PLC	44,585	41,103
	Softcat PLC	30,671	575,884
	Speedy Hire PLC	65,490	17,668
	Spirax Group PLC	4,797	468,173
	SSE PLC	102,054	3,653,978
	SSP Group PLC	180,944	391,538
	St. James's Place PLC	104,786	1,730,217
	Standard Chartered PLC	221,197	5,632,743
	Standard Life PLC	60,112	618,438
	SThree PLC	24,112	55,295
	Sunbelt Rentals Holdings, Inc.	41,990	3,156,136
	Tate & Lyle PLC	73,412	366,397
	Tatton Asset Management PLC	8,498	71,657
	Taylor Wimpey PLC	664,372	702,770
	TBC Bank Group PLC	10,439	691,199
	Telecom Plus PLC	17,945	286,802
	Tesco PLC	838,039	5,490,032
	Topps Tiles PLC	45,888	22,889
	TP ICAP Group PLC	206,004	885,355
*Ω	Trainline PLC	24,301	77,896
	Travis Perkins PLC	51,584	366,238
	Trifast PLC	33,777	28,800
*	TT Electronics PLC	42,404	68,832

89

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Unilever PLC UL US, Sponsored ADR	92,121	$5,433,297
	United Utilities Group PLC	79,393	1,574,537
*	Vanquis Banking Group PLC	57,972	87,315
	Vertu Motors PLC	95,932	83,975
	Vesuvius PLC	47,869	288,378
*	Vistry Group PLC	99,010	441,896
	Vodafone Group PLC (VOD LN)	1,488,414	2,368,282
	Volex PLC	37,942	309,670
	Volution Group PLC	29,044	243,561
	Vp PLC	1,492	9,907
	WAG Payment Solutions PLC	20,803	32,600
*Ω	Watches of Switzerland Group PLC	44,042	308,246
*	Watkin Jones PLC	93,223	28,643
	Weir Group PLC	24,209	877,463
	WH Smith PLC	29,668	208,412
	Whitbread PLC	39,644	1,205,096
	Wickes Group PLC	70,220	190,851
	Wilmington PLC	9,517	30,257
*	Wise PLC, Class A	19,240	275,158
*	XP Power Ltd.	1,971	47,004
	XPS Pensions Group PLC	38,457	158,525
	Zegona Communications PLC	5,454	130,202
	Zigup PLC	69,509	380,355
	Zotefoams PLC	9,293	49,587
TOTAL UNITED KINGDOM			208,821,690
UNITED STATES — (0.2%)
*	Coeur Mining, Inc. CDE CN	75,786	1,361,342
*	Coeur Mining, Inc. CDE US	46,295	831,921
	International Paper Co.	37,330	1,166,693
*	James Hardie Industries PLC (JHX AU), CDI	32,811	700,023
*	Keel Infrastructure Corp. KEEL US	94,800	287,244
		Shares	Value»
UNITED STATES — (Continued)
	Sunococorp LLC	9,655	$643,793
TOTAL UNITED STATES			4,991,016
TOTAL COMMON STOCKS			2,123,572,972
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 5.549%	4,875	444,845
#	Dr. Ing hc F Porsche AG, 5.619%	16,639	808,006
	Draegerwerk AG & Co. KGaA, 2.263%	2,387	252,251
	Einhell Germany AG, 1.976%	1,347	120,877
	FUCHS SE, 2.913%	18,421	867,746
	Henkel AG & Co. KGaA, 3.334%	16,428	1,195,432
	Jungheinrich AG, 3.118%	13,726	413,548
	Porsche Automobil Holding SE, 6.171%	21,545	783,939
	Sixt SE, 4.610%	4,430	304,499
	STO SE & Co. KGaA, 3.245%	686	82,788
	Volkswagen AG, 7.359%	21,983	2,229,257
TOTAL GERMANY			7,503,188
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	1,931	244
*	Silver Mines Ltd. Warrants 06/17/26	4,718	137
*††	Wiluna Mining Corp. Ltd. Warrants	10,550	289
TOTAL AUSTRALIA			670
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
ISRAEL — (0.0%)
*	Baran Group Ltd. Rights 05/08/2026	26	12

90

International Social Core Equity Portfolio
CONTINUED
	Shares	Value»

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	1,055	$0
TOTAL RIGHTS/WARRANTS		682
TOTAL INVESTMENT SECURITIES (Cost $1,211,497,404)		2,131,076,842

		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	9,646,860	$111,565,932
TOTAL INVESTMENTS — (100.0%)
(Cost $1,323,066,709)			$2,242,642,774
As of April 30, 2026, the value of Rule 144A securities amounted to $44,463,065 or 2.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$326,162	$123,060,400	$4,051	$123,390,613
Austria	—	17,774,588	—	17,774,588
Belgium	592,544	20,110,985	—	20,703,529
Canada	267,022,390	30,532	2,411	267,055,333
China	1,223,053	—	—	1,223,053
Denmark	—	30,868,308	—	30,868,308
Finland	198,995	41,192,945	—	41,391,940
France	2,929,368	148,834,119	—	151,763,487
Germany	3,676,757	150,425,485	—	154,102,242
Hong Kong	—	34,198,846	2,302	34,201,148
Ireland	—	15,891,235	—	15,891,235
Israel	815,862	36,452,714	—	37,268,576
Italy	1,718,464	79,552,112	—	81,270,576
Japan	855,045	511,964,205	—	512,819,250
Netherlands	26,289,965	65,185,629	—	91,475,594
New Zealand	—	5,835,015	—	5,835,015
Norway	14,366	20,564,175	—	20,578,541
Portugal	—	10,571,854	—	10,571,854
Singapore	—	31,086,273	—	31,086,273
Spain	—	69,804,174	—	69,804,174
Sweden	—	67,579,727	—	67,579,727
Switzerland	9,817,673	113,287,537	—	123,105,210
United Kingdom	38,060,398	170,761,292	—	208,821,690
United States	3,124,300	1,866,716	—	4,991,016
Preferred Stocks
Germany	—	7,503,188	—	7,503,188
Rights/Warrants
Australia	—	381	289	670
Canada	—	—	—	—
Israel	—	12	—	12

91

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	—	—	—	—
Securities Lending Collateral	—	$111,565,932	—	$111,565,932
Total Investments in Securities	$356,665,342	$1,885,968,379	$9,053˂˃	$2,242,642,774

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
92

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (2.4%)
	Allied Tecnologia SA	43,291	$54,640
	Allos SA	78,800	487,746
	Allpark Empreendimentos Participacoes e Servicos SA	14,100	12,073
	Alupar Investimento SA	54,348	378,651
	Anima Holding SA	86,223	69,127
	Armac Locacao Logistica E Servicos SA	38,000	36,605
	Auren Energia SA	45,253	126,936
	Axia Energia SA	111,993	1,403,362
	Azzas 2154 SA	41,546	181,394
	B3 SA - Brasil Bolsa Balcao	403,522	1,469,264
	Banco Bradesco SA (BBDC3 BZ)	88,587	299,118
	Banco BTG Pactual SA	84,350	1,010,810
	Banco do Brasil SA	156,947	703,945
	Banco Santander Brasil SA	491,540	2,882,653
	BB Seguridade Participacoes SA	111,644	763,863
	Bemobi Mobile Tech SA	14,400	76,190
	Boa Safra Sementes SA	29,544	41,705
	BR Advisory Partners Participacoes SA	9,400	35,024
	Brisanet Servicos de Telecomunicacoes SA	71,878	43,401
	C&A Modas SA	85,600	195,685
	Caixa Seguridade Participacoes SA	14,598	53,330
	Camil Alimentos SA	67,026	85,952
*	Cia Brasileira de Aluminio	82,433	176,293
*	Cia Brasileira de Distribuicao	164,977	79,960
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	249,245	1,668,580
		Shares	Value»
BRAZIL — (Continued)
	Cia de Saneamento de Minas Gerais Copasa MG	65,721	$717,227
	Cia De Sanena Do Parana (SAPR11 BZ)	101,609	831,865
	Cia De Sanena Do Parana (SAPR3 BZ)	56,200	105,890
	Cia Energetica de Minas Gerais (CMIG3 BZ)	71,430	242,485
	Cia Paranaense de Energia - Copel CPLE3 BZ	344,336	1,105,647
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	198,667	249,949
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	64,102	82,692
	Cogna Educacao SA	879,487	493,755
	Construtora Tenda SA	39,700	225,286
*	Cosan SA	91,094	92,717
	CPFL Energia SA	32,700	323,117
	Cruzeiro do Sul Educacional SA	101,200	109,951
	CSU Digital SA	13,600	49,299
	Cury Construtora e Incorporadora SA	56,159	340,914
*	CVC Brasil Operadora e Agencia de Viagens SA	28,119	10,960
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	128,578	609,939
Ω	Desktop SA	42,794	159,015
	Dexco SA	151,002	158,876
	Dimed SA Distribuidora da Medicamentos	35,229	96,542
	Direcional Engenharia SA	110,890	287,761
	EcoRodovias Infraestrutura e Logistica SA	106,605	189,236

93

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Embraer SA	154,583	$2,404,999
	Empreendimentos Pague Menos SA PGMN3 BZ	282,835	317,574
	Energisa SA	82,188	876,685
*	Eneva SA	137,775	753,453
	Engie Brasil Energia SA	49,295	351,510
	Equatorial SA	169,616	1,449,604
	Even Construtora e Incorporadora SA	50,000	62,906
	Ez Tec Empreendimentos e Participacoes SA	60,357	170,035
	Fleury SA	99,053	321,654
	Fras-Le SA	17,391	75,931
	Gerdau SA, Sponsored ADR	135,564	619,527
Ω	GPS Participacoes e Empreendimentos SA	70,274	214,009
	Grendene SA	127,233	112,541
*	Grupo Casas Bahia SA	58,401	31,608
	Grupo Mateus SA	174,141	152,626
	Grupo Multi SA	75,100	23,811
	Grupo SBF SA	41,682	92,761
	Guararapes Confeccoes SA	31,436	60,881
*	Hidrovias do Brasil SA	87,488	59,011
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	29,142	83,981
	Iochpe Maxion SA	50,879	97,097
	Irani Papel e Embalagem SA	42,482	66,917
*	IRB-Brasil Resseguros SA	34,967	377,792
*	Jalles Machado SA	36,000	23,264
*	JBS NV, BDR	79,724	1,274,476
	JHSF Participacoes SA	193,066	489,313
	JSL SA	69,356	98,884
	Kepler Weber SA	41,632	65,410
	Klabin SA	295,736	1,043,957
	Lavvi Empreendimentos Imobiliarios SA	26,100	68,784
	Localiza Rent a Car SA	132,508	1,228,531
		Shares	Value»
BRAZIL — (Continued)
	LOG Commercial Properties e Participacoes SA	15,776	$84,841
*	Log-in Logistica Intermodal SA	8,233	51,375
*	Lojas Quero-Quero SA	81,511	29,630
	Lojas Renner SA	413,067	1,134,479
Ω	LWSA SA	91,277	69,861
	M Dias Branco SA	30,798	146,035
	Magazine Luiza SA	133,990	222,694
	Mahle Metal Leve SA	16,000	110,021
	Marcopolo SA	79,665	103,607
	MBRF Global Foods Co. SA	134,317	472,787
*Ω	Meliuz SA	56,700	46,718
	Melnick Even Desenvolvimento Imobiliario SA	48,100	32,735
	Mills Locacao Servicos e Logistica SA	57,140	146,664
	Minerva SA	78,063	59,905
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	43,672	32,632
	Motiva Infraestrutura de Mobilidade SA	234,983	759,265
	Moura Dubeux Engenharia SA	42,619	259,838
	Movida Participacoes SA MOVI3 BZ	113,449	278,135
*	Movida Participacoes SA MOVI9 BZ	19,784	48,263
*	MRV Engenharia e Participacoes SA	125,580	175,494
	Multiplan Empreendimentos Imobiliarios SA	73,120	468,389
*	Natura Cosmeticos SA	257,208	529,292
*	Oceanpact Servicos Maritimos SA	50,600	105,557
	Odontoprev SA	107,745	331,821
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	48,643
	Porto Seguro SA	55,082	553,846
	Positivo Tecnologia SA	41,500	35,199
	Profarma Distribuidora de Produtos Farmaceuticos SA	17,600	28,221

94

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Qualicorp Consultoria e Corretora de Seguros SA	114,500	$41,390
	Raia Drogasil SA	184,600	817,909
	Romi SA	28,911	39,994
	Rumo SA	79,058	251,136
	Sao Martinho SA	58,495	191,014
#	Sendas Distribuidora SA (ASAI US), ADR	3,275	29,672
	Sendas Distribuidora SA (ASAI3 BZ)	329,625	589,115
Ω	Ser Educacional SA	70,200	180,185
	Simpar SA SIMH3 BZ	63,992	142,411
*	Simpar SA SIMH9 BZ	26,678	59,371
	Smartfit Escola de Ginastica e Danca SA	109,615	382,296
	Suzano SA (SUZB3 BZ)	136,027	1,204,294
	SYN prop e tech SA	18,318	14,649
	Tegma Gestao Logistica SA	15,888	102,352
#	Telefonica Brasil SA (VIV US), ADR	9,148	145,179
	Telefonica Brasil SA (VIVT3 BZ)	61,280	485,730
	TIM SA	159,000	826,821
	TOTVS SA	50,470	324,725
	Transmissora Alianca de Energia Eletrica SA	113,353	973,337
	Tres Tentos Agroindustrial SA	39,609	134,382
	Trisul SA	47,192	46,412
*	Tupy SA	18,025	51,034
	Ultrapar Participacoes SA (UGPA3 BZ)	179,766	1,086,917
	Uniao Pet Participacoes SA	40,398	27,901
	Unifique Telecomunicacoes SA	66,725	92,303
	Unipar Carbocloro SA	6,407	77,697
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,849	40,396
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	27,620	110,049
		Shares	Value»
BRAZIL — (Continued)
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	94,350	$75,453
	Vibra Energia SA	250,216	1,682,659
	Vittia SA	11,880	8,253
	Vivara Participacoes SA	45,900	239,242
	Vulcabras SA	31,958	101,841
	WEG SA	118,143	1,070,297
	Wiz Co.	40,564	72,661
	YDUQS Participacoes SA	65,906	131,232
TOTAL BRAZIL			50,105,218
CHILE — (0.5%)
	Administradora de Fondos de Pensiones Habitat SA	108,331	169,754
	Aguas Andinas SA, Class A	674,200	255,119
	Banco de Chile (BCH US), ADR	16,828	637,287
	Banco de Chile (CHILE CI)	282,034	52,871
	Banco de Credito e Inversiones SA	5,737	387,648
	Banco Itau Chile SA	8,446	172,710
#	Banco Santander Chile (BSAC US), ADR	6,945	222,101
	Banco Santander Chile (BSAN CI)	3,875,177	309,864
	Besalco SA	205,938	288,832
	BICECORP SA	478,636	214,368
	Camanchaca SA	88,516	8,334
*	CAP SA	18,489	144,142
	Cencosud SA	200,467	506,843
	Cencosud Shopping SA	80,784	244,917
	Cia Sud Americana de Vapores SA	6,036,589	342,146
	Colbun SA	1,669,663	248,647
	Embotelladora Andina SA, ADR, Class B	12,866	362,950
	Empresa Nacional de Telecomunicaciones SA	74,505	294,771
	Empresas CMPC SA	142,455	176,697
	Empresas Copec SA	33,234	232,798
*	Empresas Hites SA	23,000	3,424
	Empresas Lipigas SA	1,910	17,378

95

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Enel Americas SA (ENELAM CI)	1,704,994	$159,166
	Enel Chile SA (ENELCHIL CI)	3,169,581	284,618
	Engie Energia Chile SA	133,161	254,613
	Falabella SA	36,487	220,996
	Forus SA	36,974	90,482
	Inversiones Aguas Metropolitanas SA	190,669	207,661
	Latam Airlines Group SA LTM CI	12,948,571	307,953
#	Latam Airlines Group SA LTM US, ADR	4,155	197,487
	Molibdenos y Metales SA	3,068	34,181
*	Multiexport Foods SA	291,740	113,336
	Parque Arauco SA	150,373	671,808
	PAZ Corp. SA	82,712	75,635
	Plaza SA	66,380	329,750
	Ripley Corp. SA	445,297	188,301
	Salfacorp SA	284,537	442,042
	Sigdo Koppers SA	163,912	309,677
	SMU SA	1,259,898	190,971
	Sociedad Matriz SAAM SA	2,690,476	439,537
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	398	36,684
*	Socovesa SA	92,622	12,363
	SONDA SA	155,493	50,147
TOTAL CHILE			9,911,009
CHINA — (22.2%)
*	263 Network Communications Co. Ltd., Class A	24,600	24,641
	360 Security Technology, Inc., Class A	16,100	26,438
#	361 Degrees International Ltd.	454,000	315,534
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	33,400	105,528
	5I5J Holding Group Co. Ltd., Class A	119,400	51,963
	AAC Technologies Holdings, Inc.	317,500	1,470,465
*	ABA Chemicals Corp., Class A	27,800	24,315
		Shares	Value»
CHINA — (Continued)
	Accelink Technologies Co. Ltd., Class A	3,600	$76,643
*	ADAMA Ltd., Class A	24,500	24,511
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	739	41,054
	Advanced Technology & Materials Co. Ltd., Class A	15,400	48,551
*	AECC Aero Science & Technology Co. Ltd., Class A	6,800	37,091
	AECC Aero-Engine Control Co. Ltd., Class A	14,900	45,294
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	9,000	31,775
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	23,100	64,564
#*	Agile Group Holdings Ltd.	792,749	24,453
*	Agora, Inc., ADR	21,019	74,407
	Agricultural Bank of China Ltd., Class H	3,018,000	2,354,337
	Aier Eye Hospital Group Co. Ltd., Class A	95,325	150,610
#*	AIM Vaccine Co. Ltd., Class H	79,200	24,030
#*Ω	AInnovation Technology Group Co. Ltd., Class H	40,100	19,402
*	Air China Ltd., Class H	584,000	351,278
	Ajisen China Holdings Ltd.	284,000	35,964
Ω	AK Medical Holdings Ltd.	152,000	122,832
#*Ω	Akeso, Inc.	13,000	228,045
	Alibaba Group Holding Ltd. (9988 HK)	1,486,700	24,502,316
#*	Alibaba Health Information Technology Ltd.	426,000	240,756
#Ω	A-Living Smart City Services Co. Ltd., Class H	183,750	50,855
	All Winner Technology Co. Ltd., Class A	4,320	22,797

96

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Allmed Medical Products Co. Ltd., Class A	22,700	$45,856
*	Alpha Group, Class A	16,700	20,422
*Ω	Alphamab Oncology	63,000	83,751
*	Amlogic Shanghai Co. Ltd., Class A	3,199	49,854
	Amoy Diagnostics Co. Ltd., Class A	16,940	50,249
	Amrita Global Development Ltd.	164,000	12,563
	Andon Health Co. Ltd., Class A	4,000	43,163
Ω	Angelalign Technology, Inc.	12,600	143,924
	Anhui Anfu Battery Technology Co. Ltd., Class A	9,280	56,833
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	39,561
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	52,499
#	Anhui Expressway Co. Ltd., Class H	148,000	300,089
	Anhui Guangxin Agrochemical Co. Ltd., Class A	23,263	50,653
	Anhui Heli Co. Ltd., Class A	17,000	44,971
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	12,260	34,914
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	35,976
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	94,360	74,304
	Anhui Jinhe Industrial Co. Ltd., Class A	19,505	66,736
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	22,000	23,655
*	Anhui Tatfook Technology Co. Ltd., Class A	12,200	19,676
		Shares	Value»
CHINA — (Continued)
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	$36,508
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	32,400	54,003
	Anhui Xinhua Media Co. Ltd., Class A	48,100	42,533
	Anhui Yingliu Electromechanical Co. Ltd., Class A	5,000	55,673
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	27,700	71,055
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,275	83,905
	Anjoy Foods Group Co. Ltd., Class A	4,400	70,637
	Anker Innovations Technology Co. Ltd., Class A	5,460	100,613
*	Anshan Hifichem Co. Ltd., Class A	10,800	21,165
	ANTA Sports Products Ltd.	381,000	3,991,364
*Ω	Antengene Corp. Ltd.	34,500	22,223
	Anton Oilfield Services Group	1,610,000	216,270
*	Anyang Iron & Steel, Inc., Class A	63,200	19,394
	Aoshikang Technology Co. Ltd., Class A	8,200	62,947
	Aotecar New Energy Technology Group Co. Ltd., Class A	119,900	50,971
*	Aowei Holdings Ltd.	78,000	2,401
	Apeloa Pharmaceutical Co. Ltd., Class A	21,400	57,414
	Appotronics Corp. Ltd., Class A	12,037	26,378
	APT Medical, Inc., Class A	1,821	63,407
	APT Satellite Holdings Ltd.	118,000	57,930
	Arctech Solar Holding Co. Ltd., Class A	8,868	52,816
*††Ω	Arrail Group Ltd.	44,500	7,784

97

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,300	$81,866
#Ω	AsiaInfo Technologies Ltd.	88,400	63,590
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	23,800	38,113
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,500	46,218
	Aurisco Pharmaceutical Co. Ltd., Class A	7,400	24,544
	Autel Intelligent Technology Corp. Ltd., Class A	10,701	53,364
	Autobio Diagnostics Co. Ltd., Class A	7,010	34,390
	Autohome, Inc., ADR	14,117	263,000
*	Autostreets Development Ltd.	170,400	42,418
	Avary Holding Shenzhen Co. Ltd., Class A	24,500	261,369
	AviChina Industry & Technology Co. Ltd., Class H	1,195,000	526,436
	Bafang Electric Suzhou Co. Ltd., Class A	6,440	35,183
*	BAIC Foton Motor Co. Ltd., Class A	144,800	74,974
#*Ω	BAIC Motor Corp. Ltd., Class H	551,500	98,362
*	Baidu, Inc. (9888 HK), Class A	349,500	5,518,955
#*	Baidu, Inc. (BIDU US), Sponsored ADR	937	118,559
	Baimtec Material Co. Ltd., Class A	2,334	19,626
Ω	BAIOO Family Interactive Ltd.	594,000	39,524
#*Ω	Bairong, Inc.	129,000	115,879
	Baiyin Nonferrous Group Co. Ltd., Class A	56,300	63,122
	Bank of Beijing Co. Ltd., Class A	275,900	213,820
	Bank of Changsha Co. Ltd., Class A	65,796	96,073
		Shares	Value»
CHINA — (Continued)
	Bank of Chengdu Co. Ltd., Class A	78,900	$221,251
	Bank of China Ltd., Class H	7,249,356	4,707,439
	Bank of Chongqing Co. Ltd., Class H	349,500	371,643
	Bank of Communications Co. Ltd., Class H	1,168,580	1,068,883
*	Bank of Gansu Co. Ltd., Class H	392,000	19,784
	Bank of Guiyang Co. Ltd., Class A	76,817	67,645
	Bank of Hangzhou Co. Ltd., Class A	98,500	250,857
	Bank of Jiangsu Co. Ltd., Class A	291,020	480,648
	Bank of Nanjing Co. Ltd., Class A	168,200	289,187
	Bank of Ningbo Co. Ltd., Class A	105,858	514,437
Ω	Bank of Qingdao Co. Ltd., Class H	444,000	292,160
	Bank of Shanghai Co. Ltd., Class A	190,100	260,818
	Bank of Suzhou Co. Ltd., Class A	94,050	117,261
	Bank of Tianjin Co. Ltd., Class H	11,500	3,713
	Bank of Xi'an Co. Ltd., Class A	56,500	30,529
Ω	Bank of Zhengzhou Co. Ltd., Class H	433,501	56,641
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	19,100	42,123
	Baoji Titanium Industry Co. Ltd., Class A	6,200	30,420
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	41,100	43,978
	Baowu Magnesium Technology Co. Ltd., Class A	19,176	44,283
	Baoye Group Co. Ltd., Class H	56,000	28,342
*	Baozun, Inc. (9991 HK), Class A	21,500	19,833
*	Baozun, Inc. (BZUN US), Sponsored ADR	7,955	21,638

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Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BaTeLab Co. Ltd., Class H	3,600	$14,981
*	Be Friends Holding Ltd.	350,000	32,218
	Bear Electric Appliance Co. Ltd., Class A	6,000	36,352
	Beauty Farm Medical & Health Industry, Inc.	18,500	48,319
	Befar Group Co. Ltd., Class A	63,400	49,753
	Beibuwan Port Co. Ltd., Class A	51,000	86,413
	Beijing Balance Medical Technology Co. Ltd., Class A	1,936	27,448
*	Beijing BDStar Navigation Co. Ltd., Class A	4,000	24,033
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,330	27,868
*	Beijing Capital Development Co. Ltd., Class A	55,900	37,268
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	183,110	82,077
*	Beijing Capital International Airport Co. Ltd., Class H	490,000	119,185
	Beijing Changjiu Logistics Corp., Class A	19,200	18,854
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	25,276
	Beijing CTJ Information Technology Co. Ltd., Class A	6,300	19,087
	Beijing Dabeinong Technology Group Co. Ltd., Class A	94,588	53,898
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	29,422
	Beijing Easpring Material Technology Co. Ltd., Class A	4,900	45,839
		Shares	Value»
CHINA — (Continued)
*	Beijing eGOVA Co. Ltd., Class A	9,620	$18,785
#	Beijing Energy International Holding Co. Ltd.	243,600	33,000
	Beijing Enlight Media Co. Ltd., Class A	26,400	57,371
	Beijing Enterprises Water Group Ltd.	1,640,000	579,422
	Beijing Fengjing Automotive Parts Co. Ltd.	39,000	22,512
	Beijing Gehua CATV Network Co. Ltd., Class A	44,200	51,831
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	38,056	81,440
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	63,171
	Beijing Haohua Energy Resource Co. Ltd., Class A	60,000	102,722
	Beijing Jetsen Technology Co. Ltd., Class A	86,700	71,302
	Beijing Jingyeda Technology Co. Ltd., Class A	7,280	19,207
*	Beijing Jingyuntong Technology Co. Ltd., Class A	57,200	33,070
	Beijing Kingsoft Office Software, Inc., Class A	915	33,883
	Beijing New Building Materials PLC, Class A	29,454	111,950
*	Beijing North Star Co. Ltd., Class H	312,000	33,240
	Beijing Oriental Jicheng Co. Ltd., Class A	5,500	21,310
	Beijing Originwater Technology Co. Ltd., Class A	59,567	34,260
	Beijing Roborock Technology Co. Ltd., Class A	1,928	32,790

99

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	$30,065
	Beijing Sanyuan Foods Co. Ltd., Class A	57,198	51,049
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	12,900	20,692
	Beijing SDL Technology Co. Ltd., Class A	15,300	19,127
	Beijing Shougang Co. Ltd., Class A	86,200	57,689
	Beijing Sifang Automation Co. Ltd., Class A	7,900	65,209
	Beijing Sinnet Technology Co. Ltd., Class A	17,200	40,351
*	Beijing Sinohytec Co. Ltd., Class H	4,300	10,546
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	36,081
*	Beijing Sojo Electric Co. Ltd., Class A	12,700	29,499
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	38,500	21,096
	Beijing Strong Biotechnologies, Inc., Class A	21,600	40,166
*	Beijing SuperMap Software Co. Ltd., Class A	11,000	24,201
	Beijing Teamsun Technology Co. Ltd., Class A	7,300	23,634
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	22,831
	Beijing Tiantan Biological Products Corp. Ltd., Class A	23,624	49,375
	Beijing Ultrapower Software Co. Ltd., Class A	24,200	34,589
		Shares	Value»
CHINA — (Continued)
	Beijing United Information Technology Co. Ltd., Class A	17,718	$70,656
	Beijing Wandong Medical Technology Co. Ltd., Class A	18,300	38,713
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	3,300	19,047
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	40,017
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,300	33,417
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,940	33,636
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	503,400	361,319
*	Beingmate Co. Ltd., Class A	23,800	17,567
*	Beken Corp., Class A	4,100	21,440
*	Bengang Steel Plates Co. Ltd., Class A	43,900	18,993
	Best Pacific International Holdings Ltd.	132,000	49,378
	Bestechnic Shanghai Co. Ltd., Class A	1,342	33,556
	Bestore Co. Ltd., Class A	18,500	30,079
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	44,110
	Bethel Automotive Safety Systems Co. Ltd., Class A	9,367	63,322
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	38,214
*	Better Life Commercial Chain Share Co. Ltd., Class A	56,100	34,141
	Beyondsoft Corp., Class A	20,000	30,813

100

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	6,800	$26,689
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,200	68,862
#*	Bilibili, Inc., Sponsored ADR	11,613	255,834
#*	Bilibili, Inc., Class Z	46,520	1,022,238
#*	BingEx Ltd., ADR	4,394	12,171
	Binjiang Service Group Co. Ltd.	33,500	100,117
#*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	10,500	70,516
	Black Peony Group Co. Ltd., Class A	31,440	51,056
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	4,323	26,197
#Ω	Blue Moon Group Holdings Ltd.	280,000	113,595
*	Blue Sail Medical Co. Ltd., Class A	24,500	26,668
	Bluestar Adisseo Co., Class A	14,500	28,236
Ω	BOC Aviation Ltd.	103,800	1,065,853
	BOC International China Co. Ltd., Class A	24,700	45,098
*	BOE HC SemiTek Corp.	20,000	35,581
*	Bohai Leasing Co. Ltd., Class A	164,200	112,884
*	Bomin Electronics Co. Ltd., Class A	17,500	39,934
	Bosideng International Holdings Ltd.	1,702,000	931,399
	BOTH Engineering Technology Co. Ltd., Class A	12,600	42,071
	Bright Dairy & Food Co. Ltd., Class A	34,069	36,984
	Brilliance China Automotive Holdings Ltd.	1,238,000	432,019
	Bros Eastern Co. Ltd., Class A	43,300	58,939
*	Brother Enterprises Holding Co. Ltd., Class A	21,500	18,589
		Shares	Value»
CHINA — (Continued)
*	B-Soft Co. Ltd., Class A	26,100	$16,908
	BTG Hotels Group Co. Ltd., Class A	29,400	67,387
*	Burning Rock Biotech Ltd., ADR	926	15,742
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	18,900	42,928
	BXN Holding Co. Ltd., Class A	25,700	15,680
	BYD Co. Ltd., Class H	584,000	7,768,464
#	BYD Electronic International Co. Ltd.	387,500	1,324,224
	By-health Co. Ltd., Class A	30,000	46,218
*	C C Land Holdings Ltd.	372,187	57,046
#	C&D International Investment Group Ltd.	313,228	595,815
	C&D Property Management Group Co. Ltd.	260,000	93,218
	C&S Paper Co. Ltd., Class A	30,600	38,274
	Caitong Securities Co. Ltd., Class A	60,550	73,506
*Ω	CALB Group Co. Ltd., Class H	121,800	554,755
*	Cambricon Technologies Corp. Ltd., Class A	295	74,197
	Camel Group Co. Ltd., Class A	43,600	63,676
	Cangzhou Dahua Co. Ltd., Class A	11,100	30,888
	Canmax Technologies Co. Ltd., Class A	5,720	92,912
	Canny Elevator Co. Ltd., Class A	25,500	23,033
*Ω	CanSino Biologics, Inc., Class H	20,200	76,495
	Castech, Inc., Class A	5,630	71,653
	Cathay Biotech, Inc., Class A	4,528	31,930
	CCCC Design & Consulting Group Co. Ltd., Class A	48,700	47,560

101

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Solar Energy Co. Ltd., Class A	70,845	$51,848
	CECEP Wind-Power Corp., Class A	125,500	78,482
	Center International Group Co. Ltd., Class A	14,500	30,290
	Central China Land Media Co. Ltd., Class A	36,700	72,220
	Central China Securities Co. Ltd., Class H	454,000	110,029
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	9,660
	CETC Digital Technology Co. Ltd., Class A	8,800	25,053
	CETC Potevio Science&Technology Co. Ltd., Class A	5,400	20,210
*	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	34,390
Ω	CGN Power Co. Ltd., Class H	1,503,000	669,676
	Changbai Mountain Tourism Co. Ltd., Class A	8,100	41,477
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	36,298
	Changhong Meiling Co. Ltd., Class A	21,300	17,687
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	69,600	42,369
	Changjiang Publishing & Media Co. Ltd., Class A	35,200	44,410
	Changjiang Securities Co. Ltd., Class A	69,000	81,155
	Changshu Fengfan Power Equipment Co. Ltd., Class A	32,400	25,787
*	ChangYuan Technology Group Ltd., Class A	45,500	34,524
		Shares	Value»
CHINA — (Continued)
	Changzheng Engineering Technology Co. Ltd., Class A	8,500	$54,814
	Changzhou Qianhong Biopharma Co. Ltd., Class A	34,300	35,293
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,400	80,315
*	Chanjet Information Technology Co. Ltd., Class H	21,300	17,761
	Chaoju Eye Care Holdings Ltd.	90,000	34,582
	Chaowei Power Holdings Ltd.	147,000	40,998
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,800	187,816
Ω	Cheerwin Group Ltd.	126,000	40,052
*	Chen Lin Education Group Holdings Ltd.	208,000	32,730
	Cheng De Lolo Co. Ltd., Class A	45,500	59,356
	Chengdu B-Ray Media Co. Ltd., Class A	31,600	23,791
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	34,772
	Chengdu Galaxy Magnets Co. Ltd., Class A	4,400	20,365
	Chengdu Guibao Science & Technology Co. Ltd., Class A	11,600	30,409
	Chengdu Haoneng Technology Co. Ltd., Class A	45,700	74,048
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	12,600	45,579
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,450	20,463

102

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Leejun Industrial Co. Ltd., Class A	12,600	$17,770
	Chengdu Wintrue Holding Co. Ltd., Class A	49,215	111,168
	Chengdu Xingrong Environment Co. Ltd., Class A	38,300	38,726
	Chengtun Mining Group Co. Ltd., Class A	62,800	127,877
	Chenguang Biotech Group Co. Ltd., Class A	15,800	26,733
*	Chengxin Lithium Group Co. Ltd., Class A	7,200	63,149
#	Chervon Holdings Ltd.	57,700	119,979
	Chifeng Jilong Gold Mining Co. Ltd., Class A	16,400	92,103
*	China Aerospace International Holdings Ltd.	682,000	39,969
*	China Agriculture Development Seed Group Co. Ltd., Class A	25,000	26,034
	China Aircraft Leasing Group Holdings Ltd.	98,187	48,488
	China Animal Husbandry Industry Co. Ltd., Class A	30,000	33,109
	China Automotive Engineering Research Institute Co. Ltd., Class A	25,000	59,128
	China Baoan Group Co. Ltd., Class A	40,100	50,967
	China Bester Group Telecom Co. Ltd., Class A	7,340	30,514
*Ω	China Bohai Bank Co. Ltd., Class H	805,500	91,472
	China CAMC Engineering Co. Ltd., Class A	38,800	57,625
		Shares	Value»
CHINA — (Continued)
#*	China Chunlai Education Group Co. Ltd.	91,000	$14,677
	China CITIC Bank Corp. Ltd., Class H	1,422,000	1,491,251
	China Coal Xinji Energy Co. Ltd., Class A	76,300	100,113
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
	China Communications Services Corp. Ltd., Class H	1,184,800	651,761
*	China Conch Environment Protection Holdings Ltd.	526,000	32,065
	China Conch Venture Holdings Ltd.	439,000	680,690
	China Construction Bank Corp., Class H	12,389,990	13,985,810
	China CSSC Holdings Ltd., Class A	11,600	71,047
	China CYTS Tours Holding Co. Ltd., Class A	22,500	29,741
#	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	152,210
*	China Daye Non-Ferrous Metals Mining Ltd.	1,820,000	28,218
	China Design Group Co. Ltd., Class A	22,840	25,196
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	229,680
#††	China Dili Group	968,585	15,309
	China Dongxiang Group Co. Ltd.	503,000	26,761
Ω	China East Education Holdings Ltd.	317,500	215,243
*	China Eastern Airlines Corp. Ltd., Class H	478,000	236,455
#*	China Education Group Holdings Ltd.	240,614	71,459

103

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Electronics Huada Technology Co. Ltd.	362,000	$51,532
*	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	23,067
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,266,000	209,698
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	493,027	204,665
*	China Enterprise Co. Ltd., Class A	55,000	20,827
	China Everbright Bank Co. Ltd., Class H	734,000	290,939
#	China Everbright Ltd.	248,000	198,867
*	China Express Airlines Co. Ltd., Class A	44,800	52,169
#Ω	China Feihe Ltd.	1,429,000	637,600
	China Film Group Co. Ltd., Class A	19,200	38,843
	China Foods Ltd.	574,000	272,357
	China Galaxy Securities Co. Ltd., Class H	902,000	961,794
#	China Gas Holdings Ltd.	1,142,966	1,060,217
	China Gold International Resources Corp. Ltd. (2099 HK)	96,600	2,075,001
	China Great Wall Securities Co. Ltd., Class A	48,400	63,225
*	China Greatwall Technology Group Co. Ltd., Class A	10,300	29,886
	China Haisum Engineering Co. Ltd., Class A	14,200	20,314
*	China Harmony Auto Holding Ltd.	132,500	16,884
	China Harzone Industry Corp. Ltd., Class A	13,700	16,349
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	39,288
		Shares	Value»
CHINA — (Continued)
#*	China High Speed Transmission Equipment Group Co. Ltd.	115,000	$28,631
#††	China Huiyuan Juice Group Ltd.	132,068	5,912
Ω	China International Capital Corp. Ltd., Class H	404,000	1,054,719
#	China International Marine Containers Group Co. Ltd., Class H	393,750	542,279
	China Jinmao Holdings Group Ltd.	1,190,948	254,110
	China Jushi Co. Ltd., Class A	57,590	292,313
	China Kepei Education Group Ltd.	166,000	22,767
	China Kings Resources Group Co. Ltd., Class A	12,574	33,908
	China Leadshine Technology Co. Ltd., Class A	4,200	27,131
	China Lesso Group Holdings Ltd.	406,000	241,485
	China Life Insurance Co. Ltd., Class H	346,000	1,276,412
	China Lilang Ltd.	147,000	72,050
#*Ω	China Literature Ltd.	150,000	474,421
*	China Longevity Group Co. Ltd.	30,000	38
	China Longyuan Power Group Corp. Ltd., Class H	472,000	402,159
*	China Maple Leaf Educational Systems Ltd.	480,000	16,555
#	China Medical System Holdings Ltd.	585,000	961,636
	China Meheco Group Co. Ltd., Class A	36,520	55,558
	China Meidong Auto Holdings Ltd.	222,000	26,919
	China Mengniu Dairy Co. Ltd.	1,196,000	2,663,505
	China Merchants Bank Co. Ltd., Class H	877,598	5,311,692

104

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Merchants Energy Shipping Co. Ltd., Class A	146,600	$376,422
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	43,514
	China Merchants Port Holdings Co. Ltd.	702,503	1,397,264
	China Merchants Property Operation & Service Co. Ltd., Class A	44,800	67,300
Ω	China Merchants Securities Co. Ltd., Class H	103,740	182,697
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	65,600	83,602
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	991,520	452,483
#	China Modern Dairy Holdings Ltd.	1,200,000	201,857
	China National Accord Medicines Corp. Ltd., Class A	17,600	63,303
	China National Chemical Engineering Co. Ltd., Class A	84,800	106,965
	China National Electric Apparatus Research Institute Co. Ltd., Class A	8,759	34,074
	China National Gold Group Gold Jewellery Co. Ltd., Class A	24,400	32,013
	China National Medicines Corp. Ltd., Class A	18,500	77,685
*Ω	China New Higher Education Group Ltd.	391,964	37,114
		Shares	Value»
CHINA — (Continued)
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	30,700	$31,678
	China Nonferrous Mining Corp. Ltd.	729,000	1,267,515
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	12,010	93,628
*	China Nuclear Energy Technology Corp. Ltd.	80,000	5,194
*	China Oil & Gas Group Ltd.	1,470,000	32,496
	China Oilfield Services Ltd., Class H	978,000	1,180,868
	China Overseas Grand Oceans Group Ltd.	512,539	186,373
	China Overseas Land & Investment Ltd.	592,000	1,016,864
	China Overseas Property Holdings Ltd.	657,000	334,622
	China Pacific Insurance Group Co. Ltd., Class H	676,000	2,950,988
*††	China Properties Investment Holdings Ltd.	128,000	0
	China Publishing & Media Co. Ltd., Class A	59,400	51,131
	China Railway Group Ltd., Class H	764,000	370,373
	China Railway Hi-tech Industry Co. Ltd., Class A	48,500	55,437
	China Railway Materials Co. Ltd., Class A	63,900	26,316
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	222,884
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	46,225
*††	China Rare Earth Holdings Ltd.	717,200	24,082

105

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Reinsurance Group Corp., Class H	2,451,000	$386,487
*Ω	China Renaissance Holdings Ltd.	120,900	54,622
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	65,515
	China Resources Gas Group Ltd.	326,100	783,375
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	13,700	48,032
	China Resources Land Ltd.	933,722	3,923,062
	China Resources Microelectronics Ltd., Class A	5,476	45,695
Ω	China Resources Mixc Lifestyle Services Ltd.	193,000	1,165,639
#*	China Ruyi Holdings Ltd.	3,060,000	572,353
#*	China Sanjiang Fine Chemicals Co. Ltd.	345,000	231,262
	China Science Publishing & Media Ltd., Class A	6,000	22,345
	China Shineway Pharmaceutical Group Ltd.	169,000	209,687
*	China Silver Group Ltd.	282,000	15,045
	China South Publishing & Media Group Co. Ltd., Class A	29,700	49,487
*	China Southern Airlines Co. Ltd., Class H	640,000	325,524
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	32,400	35,121
	China Southern Power Grid Technology Co. Ltd., Class A	4,803	38,806
		Shares	Value»
CHINA — (Continued)
	China Starch Holdings Ltd.	1,115,000	$27,104
	China State Construction Development Holdings Ltd.	292,000	32,656
	China State Construction Engineering Corp. Ltd., Class A	568,800	409,251
	China State Construction International Holdings Ltd.	908,000	1,054,617
	China Sunshine Paper Holdings Co. Ltd.	408,000	58,126
#	China Suntien Green Energy Corp. Ltd., Class H	566,000	277,753
	China Taiping Insurance Holdings Co. Ltd.	856,412	2,448,394
	China Testing & Certification International Group Co. Ltd., Class A	22,531	22,086
	China Tianying, Inc., Class A	77,300	74,057
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	13,200	107,517
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	6,844	65,998
Ω	China Tower Corp. Ltd., Class H	1,708,400	2,420,997
	China TransInfo Technology Co. Ltd., Class A	24,900	32,789
#*	China Travel International Investment Hong Kong Ltd.	1,018,000	146,334
	China Tungsten & Hightech Materials Co. Ltd., Class A	27,550	236,771
*	China Union Holdings Ltd., Class A	31,800	26,049
*	China Vanke Co. Ltd., Class H	133,438	51,185

106

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Vered Financial Holding Corp. Ltd.	322,000	$41,089
	China Wafer Level CSP Co. Ltd., Class A	4,800	22,009
#	China Water Affairs Group Ltd.	268,000	169,220
	China World Trade Center Co. Ltd., Class A	12,500	38,461
	China XD Electric Co. Ltd., Class A	41,300	102,865
	China Yangtze Power Co. Ltd., Class A	164,353	657,190
	China Yongda Automobiles Services Holdings Ltd.	404,500	52,724
#*Ω	China Youran Dairy Group Ltd.	679,000	334,037
*Ω	China Yuhua Education Corp. Ltd.	838,000	48,553
	China Zhenhua Group Science & Technology Co. Ltd., Class A	6,900	43,205
	China Zheshang Bank Co. Ltd., Class H	845,899	263,537
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	23,073
#	Chinasoft International Ltd.	1,026,000	455,148
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	37,300	45,382
*	Chongqing Afari Technology Co. Ltd., Class A	21,200	34,912
	Chongqing Changan Automobile Co. Ltd., Class A	129,612	181,046
	Chongqing Chuanyi Automation Co. Ltd., Class A	18,400	52,661
		Shares	Value»
CHINA — (Continued)
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	44,300	$19,848
	Chongqing Department Store Co. Ltd., Class A	15,700	49,120
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	34,024	57,886
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	37,050	68,347
	Chongqing Gas Group Corp. Ltd., Class A	57,800	44,611
	Chongqing Machinery & Electric Co. Ltd., Class H	538,000	203,998
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	9,400	19,231
	Chongqing Port Co. Ltd., Class A	30,000	21,449
	Chongqing Road & Bridge Co. Ltd., Class A	22,600	19,729
	Chongqing Rural Commercial Bank Co. Ltd., Class H	691,000	613,876
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	69,700	84,088
	Chongqing Shunbo Aluminum Co. Ltd., Class A	9,400	10,406
*	Chongqing Taiji Industry Group Co. Ltd., Class A	14,300	32,610
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	12,100	30,885
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	18,200	90,796
	Chow Tai Fook Jewellery Group Ltd.	596,600	817,840
	Chow Tai Seng Jewellery Co. Ltd., Class A	30,150	58,529

107

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	CIFI Holdings Group Co. Ltd.	1,190,000	$10,670
	CIG Shanghai Co. Ltd., Class A	3,000	77,245
	CIMC Enric Holdings Ltd.	338,000	453,659
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	31,948
*	CITIC Guoan Information Industry Co. Ltd., Class A	42,900	18,715
	CITIC Heavy Industries Co. Ltd., Class A	38,400	34,172
	CITIC Securities Co. Ltd., Class H	232,600	825,830
#*	CMGE Technology Group Ltd.	800,000	28,682
	CMOC Group Ltd., Class H	873,000	1,996,108
	CMST Development Co. Ltd., Class A	52,300	40,436
	CNGR Advanced Material Co. Ltd., Class A	9,100	85,478
	CNOOC Energy Technology & Services Ltd., Class A	124,200	80,637
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	51,070	60,617
*	COFCO Biotechnology Co. Ltd., Class A	37,000	32,948
	COFCO Capital Holdings Co. Ltd., Class A	20,400	30,677
#*	COFCO Joycome Foods Ltd.	590,000	103,720
	COFCO Sugar Holding Co. Ltd., Class A	31,800	70,101
	Cofoe Medical Technology Co. Ltd., Class A	5,400	42,041
	Comba Telecom Systems Holdings Ltd.	484,000	94,303
	Concord New Energy Group Ltd.	2,684,648	125,236
		Shares	Value»
CHINA — (Continued)
*	Congyu Intelligent Agricultural Holdings Ltd.	68,000	$5,864
	Consun Pharmaceutical Group Ltd.	217,000	449,657
	Contec Medical Systems Co. Ltd., Class A	9,400	17,816
	Contemporary Amperex Technology Co. Ltd., Class A	63,270	4,061,384
	Continental Aerospace Technologies Holding Ltd.	490,000	11,215
	COSCO SHIPPING Development Co. Ltd., Class H	1,812,000	257,258
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	418,000	978,649
#	COSCO SHIPPING Holdings Co. Ltd., Class H	885,400	1,629,591
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	114,130
	COSCO SHIPPING Ports Ltd.	696,342	485,778
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	44,400	55,744
	COSCO SHIPPING Technology Co. Ltd., Class A	11,400	23,745
	Cosonic Intelligent Technologies Co. Ltd., Class A	8,600	17,816
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	70,587
	CRRC Corp. Ltd., Class H	904,000	601,754
Ω	CSC Financial Co. Ltd., Class H	110,000	163,640
	CSG Holding Co. Ltd., Class A	46,734	27,600
*	CSG Smart Science&Technology Co. Ltd., Class A	11,100	18,268

108

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSPC Pharmaceutical Group Ltd.	2,438,640	$2,657,084
	CSSC Hong Kong Shipping Co. Ltd.	768,000	242,072
	CSSC Science & Technology Co. Ltd., Class A	14,700	29,500
	CTS International Logistics Corp. Ltd., Class A	55,500	45,340
	Cubic Sensor & Instrument Co. Ltd., Class A	2,810	20,184
*	Cutia Therapeutics, Class H	17,200	10,153
*	CWT International Ltd.	1,590,000	46,251
*	Cybrid Technologies, Inc., Class A	12,500	25,182
*	Daan Gene Co. Ltd., Class A	23,400	19,846
*	Daheng New Epoch Technology, Inc., Class A	9,400	20,992
	Dajin Heavy Industry Co. Ltd., Class A	7,200	88,910
	Dalian Bio-Chem Co. Ltd., Class A	4,600	15,305
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	54,100	54,435
*	Dalipal Holdings Ltd.	66,000	36,688
*	Damai Entertainment Holdings Ltd.	4,620,000	345,815
	Daqin Railway Co. Ltd., Class A	165,488	127,668
	Dashang Co. Ltd., Class A	17,689	47,180
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	77,034
*	Datang Telecom Technology Co. Ltd., Class A	15,000	18,516
	Dawnrays Pharmaceutical Holdings Ltd.	228,000	32,983
*	DBAPP Security Ltd., Class A	2,880	18,926
	DBG Technology Co. Ltd., Class A	12,100	37,117
		Shares	Value»
CHINA — (Continued)
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	$81,950
*	Dezhan Healthcare Co. Ltd., Class A	80,300	42,877
	DHC Software Co. Ltd., Class A	13,200	15,989
	Dian Diagnostics Group Co. Ltd., Class A	24,754	70,390
	Digital China Group Co. Ltd., Class A	8,000	44,460
#	Digital China Holdings Ltd.	140,250	36,159
*	Digital China Information Service Group Co. Ltd., Class A	16,800	33,910
	Do-Fluoride New Materials Co. Ltd., Class A	7,580	40,580
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	59,655
#	Dongfang Electric Corp. Ltd., Class H	54,800	274,511
	Dongfang Electronics Co. Ltd., Class A	17,300	33,153
	DongFeng Automobile Co. Ltd., Class A	26,000	25,626
	Dongfeng Electronic Technology Co. Ltd., Class A	12,500	20,725
	Dongguan Aohai Technology Co. Ltd., Class A	8,700	60,834
	Dongguan Development Holdings Co. Ltd., Class A	31,100	47,339
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	1,098	35,718
	Dongguan Rural Commercial Bank Co. Ltd., Class H	45,000	19,676
	Dongguan Yutong Optical Technology Co. Ltd., Class A	7,800	33,282
	Donghua Testing Technology Co. Ltd., Class A	4,600	24,174

109

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Dongjiang Environmental Co. Ltd., Class H	77,000	$20,351
	Dongxing Securities Co. Ltd., Class A	43,400	84,247
	Dongyue Group Ltd.	638,000	1,050,672
*	DouYu International Holdings Ltd., ADR	6,527	31,851
*	DPC Dash Ltd.	21,700	140,190
	Dynagreen Environmental Protection Group Co. Ltd., Class H	161,000	131,587
	Eaglerise Electric & Electronic China Co. Ltd., Class A	6,600	38,414
*Ω	East Buy Holding Ltd.	6,000	19,773
	East Money Information Co. Ltd., Class A	89,983	269,320
	Eastcompeace Technology Co. Ltd., Class A	9,200	25,690
	Eastern Communications Co. Ltd., Class A	11,100	27,155
*	Easyhome New Retail Group Co. Ltd., Class A	141,300	53,608
	Ecovacs Robotics Co. Ltd., Class A	3,800	36,398
	Edan Instruments, Inc., Class A	15,000	32,770
	Edifier Technology Co. Ltd., Class A	33,300	54,361
	Edvantage Group Holdings Ltd.	122,549	12,268
#	EEKA Fashion Holdings Ltd.	96,500	79,039
	Electric Connector Technology Co. Ltd., Class A	6,300	41,596
*††	Elion Energy Co. Ltd., Class A	106,600	1,092
	ENN Energy Holdings Ltd.	213,900	1,676,829
	ENN Natural Gas Co. Ltd., Class A	32,500	96,461
	Eoptolink Technology, Inc. Ltd., Class A	5,992	463,852
	Era Co. Ltd., Class A	69,500	43,459
		Shares	Value»
CHINA — (Continued)
	Espressif Systems Shanghai Co. Ltd., Class A	1,185	$30,068
	Essex Bio-technology Ltd.	110,000	45,705
	Eternal Asia Supply Chain Management Ltd., Class A	49,200	40,398
	EVA Precision Industrial Holdings Ltd.	544,000	52,342
	Eve Energy Co. Ltd., Class A	12,915	138,147
	Ever Sunshine Services Group Ltd.	228,000	57,529
Ω	Everbright Securities Co. Ltd., Class H	85,200	87,474
*Ω	Everest Medicines Ltd.	25,000	111,563
	EverProX Technologies Co. Ltd., Class A	1,800	67,783
	Explosive Co. Ltd., Class A	13,300	21,217
	Eyebright Medical Technology Beijing Co. Ltd., Class A	4,608	34,651
	Fangda Carbon New Material Co. Ltd., Class A	73,149	60,906
	Fangda Special Steel Technology Co. Ltd., Class A	67,896	57,987
*	Far East Smarter Energy Co. Ltd., Class A	12,000	29,998
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,384	21,326
	FAW Jiefang Group Co. Ltd., Class A	20,500	20,240
	FAWER Automotive Parts Co. Ltd., Class A	73,300	54,775
	Feilong Auto Components Co. Ltd., Class A	14,300	75,660
*Ω	Feiyu Technology International Co. Ltd.	85,500	6,125
	Fengzhushou Co. Ltd., Class A	5,590	36,357

110

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	FESCO Group Co. Ltd., Class A	17,100	$39,832
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	8,800	60,571
	Fibocom Wireless, Inc., Class A	6,480	21,411
*	FIH Mobile Ltd.	138,600	444,406
*	Financial Street Holdings Co. Ltd., Class A	105,300	48,920
#	FinVolution Group, ADR	79,604	394,836
	First Capital Securities Co. Ltd., Class A	51,100	57,269
	First Tractor Co. Ltd., Class H	150,000	176,746
#*	Flat Glass Group Co. Ltd., Class H	160,000	183,175
	Focus Lightings Tech Co. Ltd., Class A	23,345	30,363
	Focus Media Information Technology Co. Ltd., Class A	158,300	146,002
	Focused Photonics Hangzhou, Inc., Class A	13,300	26,579
	Foryou Corp., Class A	11,804	52,204
	Foshan Electrical & Lighting Co. Ltd., Class A	27,000	22,423
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	30,311	171,640
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	15,959
*	Founder Holdings Ltd.	390,000	36,720
	Founder Securities Co. Ltd., Class A	44,600	47,016
	Foxconn Industrial Internet Co. Ltd., Class A	106,700	990,674
	Friend Co. Ltd., Class A	15,400	28,574
#	Fu Shou Yuan International Group Ltd.	242,000	81,568
*††	Fuguiniao Co. Ltd.	51,000	0
		Shares	Value»
CHINA — (Continued)
	Fujian Apex Software Co. Ltd., Class A	2,600	$12,420
	Fujian Boss Software Development Co. Ltd., Class A	16,899	24,956
	Fujian Fuxin Software Development JSC Ltd., Class A	2,449	28,369
	Fujian Longking Co. Ltd., Class A	30,100	82,255
	Fujian Qingshan Paper Industry Co. Ltd., Class A	60,000	39,135
	Fujian Star-net Communication Co. Ltd., Class A	11,900	46,344
	Fujian Sunner Development Co. Ltd., Class A	30,500	83,183
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	13,100	26,056
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,900	28,461
	Fulin Precision Co. Ltd., Class A	21,320	88,387
	Fushun Special Steel Co. Ltd., Class A	43,300	34,711
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	183,200	1,395,683
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	5,600	48,408
Ω	Ganfeng Lithium Group Co. Ltd., Class H	64,360	692,263
	Gansu Shangfeng Cement Co. Ltd., Class A	37,000	76,052
	Gansu Yasheng Industrial Group Co. Ltd., Class A	36,900	23,467
	Gaona Aero Material Co. Ltd., Class A	15,220	43,852
	G-bits Network Technology Xiamen Co. Ltd., Class A	900	53,835

111

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GCL Energy Technology Co. Ltd., Class A	24,000	$62,548
*	GCL New Energy Holdings Ltd.	278,000	31,771
*	GDS Holdings Ltd. (9698 HK), Class A	165,100	871,325
#*	GDS Holdings Ltd. (GDS US), ADR	15,269	645,573
	Geely Automobile Holdings Ltd.	1,234,000	3,670,122
	GEM Co. Ltd., Class A	76,200	102,687
*	Gemdale Corp., Class A	101,500	43,221
#*	Gemdale Properties & Investment Corp. Ltd.	1,470,000	21,559
	GemPharmatech Co. Ltd., Class A	10,762	32,537
*	Genimous Technology Co. Ltd., Class A	21,600	23,446
*	Geo-Jade Petroleum Corp., Class A	24,200	16,579
	Geovis Technology Co. Ltd., Class A	5,687	47,382
	GF Securities Co. Ltd., Class H	247,000	559,979
*	GHW International	20,000	4,084
#Ω	Giant Biogene Holding Co. Ltd.	111,600	433,436
	Giantec Semiconductor Corp., Class A	3,119	57,148
	Ginlong Technologies Co. Ltd., Class A	5,900	82,213
	Glarun Technology Co. Ltd., Class A	9,000	36,214
*	Global New Material International Holdings Ltd.	23,000	24,890
	GoerTek, Inc., Class A	36,500	132,305
Ω	Golden Throat Holdings Group Co. Ltd.	67,500	30,557
#	Goldwind Science & Technology Co. Ltd., Class H	179,858	399,235
	Goneo Group Co. Ltd., Class A	12,024	79,030
		Shares	Value»
CHINA — (Continued)
	Goodbaby International Holdings Ltd.	381,000	$43,099
	Gotion High-tech Co. Ltd., Class A	17,800	96,204
*	Grace Fabric Technology Co. Ltd., Class A	2,100	37,115
*	Grandjoy Holdings Group Co. Ltd., Class A	54,400	24,446
	Great Wall Motor Co. Ltd., Class H	685,000	1,036,085
	Gree Electric Appliances, Inc. of Zhuhai, Class A	49,800	292,334
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	42,600	61,638
#	Greentown China Holdings Ltd.	459,000	566,926
#Ω	Greentown Management Holdings Co. Ltd.	180,000	51,423
	Greentown Service Group Co. Ltd.	570,000	333,999
	GRG Banking Equipment Co. Ltd., Class A	20,100	34,410
	GRG Metrology & Test Group Co. Ltd., Class A	11,100	34,843
	Grinm Advanced Materials Co. Ltd., Class A	5,900	23,782
	Guangdong Advertising Group Co. Ltd., Class A	16,100	21,202
	Guangdong Aofei Data Technology Co. Ltd., Class A	12,499	45,983
	Guangdong Construction Engineering Group Co. Ltd., Class A	144,400	79,797
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	18,200	27,331

112

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,800	$57,768
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	24,173
	Guangdong Dowstone Technology Co. Ltd., Class A	8,700	34,508
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	56,134
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	16,300	60,517
	Guangdong Goworld Co. Ltd., Class A	8,000	17,504
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	35,300	85,632
	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,300	40,711
	Guangdong Haid Group Co. Ltd., Class A	27,000	197,525
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	35,600	52,334
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	8,700	32,147
	Guangdong Huate Gas Co. Ltd., Class A	2,904	80,380
	Guangdong Investment Ltd.	622,000	651,057
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	5,268	39,048
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,200	19,402
*	Guangdong Land Holdings Ltd.	164,822	4,497
		Shares	Value»
CHINA — (Continued)
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	8,600	$23,720
	Guangdong Marubi Biotechnology Co. Ltd., Class A	4,400	16,197
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	12,000	22,817
	Guangdong Provincial Expressway Development Co. Ltd., Class A	43,621	80,362
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,300	38,609
	Guangdong South New Media Co. Ltd., Class A	8,000	44,599
*	Guangdong TCL Smart Home Appliances Co. Ltd.	34,100	47,793
*	Guangdong Topstar Technology Co. Ltd., Class A	3,000	12,896
	Guangdong Vanward New Electric Co. Ltd., Class A	31,885	38,597
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	26,900	59,925
*	Guangdong Yowant Technology Group Co. Ltd., Class A	29,400	28,999
*	Guanghui Logistics Co. Ltd., Class A	46,600	40,064
	Guangshen Railway Co. Ltd., Class H	549,500	167,987
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	11,200	83,764
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	49,658
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	28,475

113

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi Wuzhou Communications Co. Ltd., Class A	53,625	$30,597
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	51,742
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	15,300	37,566
#	Guangzhou Automobile Group Co. Ltd., Class H	546,836	197,945
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	49,434
	Guangzhou Development Group, Inc., Class A	74,000	77,162
	Guangzhou Grandbuy Co. Ltd., Class A	16,900	15,378
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	32,669
	Guangzhou Haoyang Electronic Co. Ltd., Class A	6,300	34,527
	Guangzhou KDT Machinery Group Co. Ltd., Class A	13,557	40,576
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,800	27,256
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	12,700	18,924
	Guangzhou Port Co. Ltd., Class A	46,700	22,182
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	41,453
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,500	24,426
	Guangzhou Sie Consulting Co. Ltd., Class A	7,600	28,238
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	9,360	$83,302
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	40,176
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	49,896
	Guangzhou Zhiguang Electric Co. Ltd., Class A	25,000	48,181
	Guilin Layn Natural Ingredients Corp., Class A	22,200	28,591
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	13,300	27,892
	Guizhou Chanhen Chemical Corp., Class A	8,800	47,271
	Guizhou Gas Group Corp. Ltd., Class A	34,900	33,024
	Guizhou Guihang Automotive Components Co. Ltd., Class A	11,100	22,310
	Guizhou Red Star Developing Co. Ltd., Class A	7,900	27,162
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	12,500	20,637
	Guizhou Tyre Co. Ltd., Class A	67,600	49,904
*	Guizhou Zhenhua E-chem, Inc., Class A	9,930	24,136
*	Guizhou Zhongyida Co. Ltd., Class A	25,600	34,960
*	Guoguang Electric Co. Ltd., Class A	11,900	19,759
	Guomai Technologies, Inc., Class A	14,400	17,593
#	Guoquan Food Shanghai Co. Ltd., Class H	80,000	35,625
	Guosen Securities Co. Ltd., Class A	49,412	77,722

114

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guosheng Securities, Inc., Class A	11,730	$21,785
Ω	Guotai Haitong Securities Co. Ltd., Class H	375,904	645,007
	Guoyuan Securities Co. Ltd., Class A	50,550	54,559
#	Gushengtang Holdings Ltd.	38,300	145,210
	H World Group Ltd. (1179 HK)	538,500	2,780,344
#Ω	Haidilao International Holding Ltd.	519,000	957,224
	Haier Smart Home Co. Ltd. (600690 C1), Class A	40,200	127,014
	Haier Smart Home Co. Ltd. (6690 HK), Class H	693,799	1,959,604
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	17,536
*	Hainan Haide Capital Management Co. Ltd., Class A	36,015	35,187
	Hainan Jinpan Smart Technology Co. Ltd., Class A	5,353	69,631
*	Hainan Meilan International Airport Co. Ltd., Class H	70,000	54,822
	Hainan Mining Co. Ltd., Class A	24,200	43,517
	Hainan Strait Shipping Co. Ltd., Class A	68,500	85,248
	Haisco Pharmaceutical Group Co. Ltd., Class A	4,600	39,487
	Haitian International Holdings Ltd.	305,000	827,509
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	460,000	46,018
	Hangcha Group Co. Ltd., Class A	17,580	70,109
	Hangxiao Steel Structure Co. Ltd., Class A	94,600	41,940
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	5,700	13,319
		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	$57,388
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	89,656
	Hangzhou Dptech Technologies Co. Ltd., Class A	9,900	25,061
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	14,509
	Hangzhou First Applied Material Co. Ltd., Class A	14,372	39,571
	Hangzhou GreatStar Industrial Co. Ltd.	15,700	78,911
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	5,800	33,130
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	7,420	31,291
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	4,060	35,779
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	28,440	40,976
*	Hangzhou Iron & Steel Co., Class A	38,300	49,239
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,544	39,592
	Hangzhou Onechance Tech Corp., Class A	6,100	31,277
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	19,100	88,292
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	46,531
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	18,200	24,396
	Hangzhou Shunwang Technology Co. Ltd., Class A	13,300	49,472

115

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Silan Microelectronics Co. Ltd., Class A	5,500	$23,398
	Hangzhou Sunrise Technology Co. Ltd., Class A	19,500	41,489
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	36,800	190,470
	Hangzhou Weiguang Electronic Co. Ltd., Class A	5,200	24,806
	Hangzhou Youngsun Intelligent Equipment Co. Ltd., Class A	9,700	17,370
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,200	38,773
Ω	Hansoh Pharmaceutical Group Co. Ltd.	188,000	900,458
	Haohua Chemical Science & Technology Co. Ltd., Class A	9,500	50,860
*Ω	Harbin Bank Co. Ltd., Class H	873,000	42,447
	Harbin Boshi Automation Co. Ltd., Class A	17,661	33,196
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	23,700	51,496
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	55,500	28,755
*	Harbin Pharmaceutical Group Co. Ltd., Class A	111,900	58,779
	HBIS Resources Co. Ltd., Class A	19,800	49,075
	Health & Happiness H&H International Holdings Ltd.	77,000	141,112
*	Healthcare Co. Ltd., Class A	24,900	23,481
		Shares	Value»
CHINA — (Continued)
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,960	$35,615
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	17,800	98,077
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	18,667	36,014
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	45,461
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	52,278
	Heilongjiang Agriculture Co. Ltd., Class A	31,000	75,967
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	21,200	21,987
	Hello Group, Inc., Sponsored ADR	68,471	427,259
	Henan Liliang Diamond Co. Ltd., Class A	9,100	72,389
	Henan Lingrui Pharmaceutical Co., Class A	18,774	61,477
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	107,292
	Henan Pinggao Electric Co. Ltd., Class A	18,100	58,489
	Henan Shijia Photons Technology Co. Ltd., Class A	2,829	55,344
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,559	152,600
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	43,995
*	Henan Yicheng New Energy Co. Ltd., Class A	49,700	32,884

116

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	$87,130
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	35,209
#	Hengan International Group Co. Ltd.	267,500	917,086
	Hengbao Co. Ltd., Class A	22,300	46,656
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	37,500	104,672
	Hengdian Group Tospo Lighting Co. Ltd., Class A	12,900	34,211
	Hengli Petrochemical Co. Ltd., Class A	110,300	358,385
	Hengtong Logistics Co. Ltd., Class A	15,800	20,913
	Hengtong Optic-electric Co. Ltd., Class A	17,500	169,604
	Hengyi Petrochemical Co. Ltd., Class A	47,720	123,563
	Hesteel Co. Ltd., Class A	227,100	77,664
	Hexing Electrical Co. Ltd., Class A	10,300	43,418
	HG Technologies Co. Ltd., Class A	8,200	19,333
	Hgtech Co. Ltd., Class A	5,100	89,604
*	Hi Sun Technology China Ltd.	369,000	20,560
*	Hiconics Eco-energy Technology Co. Ltd., Class A	22,000	20,792
*	High Templar Tech Ltd., Sponsored ADR	55,937	132,571
	Hisense Home Appliances Group Co. Ltd., Class H	165,000	485,722
	Hisense Visual Technology Co. Ltd., Class A	17,700	66,476
*	Hitevision Co. Ltd., Class A	6,500	24,599
	HitGen, Inc., Class A	6,942	29,253
	Hithink RoyalFlush Information Network Co. Ltd., Class A	5,723	198,046
		Shares	Value»
CHINA — (Continued)
	HLA Group Corp. Ltd., Class A	102,200	$98,993
	HMT Xiamen New Technical Materials Co. Ltd., Class A	2,400	35,895
*	HNA Technology Co. Ltd., Class A	64,900	35,053
*	Homeland Interactive Technology Ltd.	136,000	23,429
	Hongfa Technology Co. Ltd., Class A	11,900	54,484
*	Honghua Group Ltd.	1,396,000	34,328
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	57,500	29,105
	Hongta Securities Co. Ltd., Class A	18,100	20,002
*	Hongyuan Green Energy Co. Ltd., Class A	7,690	24,557
#*	Hopson Development Holdings Ltd.	445,162	150,045
#	Horizon Construction Development Ltd.	621,000	72,030
	Hoymiles Power Electronics, Inc., Class A	1,728	28,632
*Ω	Hua Hong Semiconductor Ltd., Class H	89,000	1,311,029
*Ω	Hua Medicine	133,000	57,330
	Huaan Securities Co. Ltd., Class A	66,180	54,123
	Huada Automotive Technology Corp. Ltd., Class A	5,500	25,217
	Huadian Heavy Industries Co. Ltd., Class A	33,500	43,660
	Huadong Medicine Co. Ltd., Class A	20,400	99,977
	Huafon Chemical Co. Ltd., Class A	50,300	86,797
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	52,400	40,607
*	Huafu Fashion Co. Ltd., Class A	28,400	20,553
*	Huaihe Energy Group Co. Ltd., Class A	96,000	50,831

117

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Huakai Yibai Technology Co. Ltd., Class A	14,500	$27,642
	Hualan Biological Engineering, Inc., Class A	23,400	49,483
	Huaming Power Equipment Co. Ltd., Class A	9,900	35,641
	Huangshan Novel Co. Ltd., Class A	19,300	31,642
	Huangshan Tourism Development Co. Ltd., Class A	21,000	36,595
*	Huanxi Media Group Ltd.	380,000	12,439
	Huapont Life Sciences Co. Ltd., Class A	86,950	63,459
Ω	Huatai Securities Co. Ltd., Class H	346,800	719,622
	Huatu Cendes Co. Ltd., Class A	6,340	46,252
	Huaxi Securities Co. Ltd., Class A	29,000	37,154
	Huaxia Bank Co. Ltd., Class A	176,536	178,037
	Huayu Automotive Systems Co. Ltd., Class A	61,500	168,207
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	33,100	23,303
	Hubei Chutian Smart Communication Co. Ltd., Class A	54,900	30,892
	Hubei Dinglong Co. Ltd., Class A	7,000	64,241
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,050	33,018
	Hubei Huitian New Materials Co. Ltd., Class A	13,400	22,681
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	20,800	84,473
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	26,100	125,148
	Hubei Yihua Chemical Industry Co. Ltd., Class A	24,600	61,077
		Shares	Value»
CHINA — (Continued)
	Hubei Zhenhua Chemical Co. Ltd., Class A	13,820	$71,605
	Huishang Bank Corp. Ltd., Class H	250,900	164,896
*Ω	Huitongda Network Co. Ltd., Class H	11,000	9,741
*	Huizhou CEE Technology, Inc., Class A	16,600	28,987
	Huizhou Desay Sv Automotive Co. Ltd., Class A	6,000	91,123
	Hunan Aihua Group Co. Ltd., Class A	14,000	40,843
*	Hunan Corun New Energy Co. Ltd., Class A	34,200	38,265
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	63,851
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	30,200	27,397
	Hunan Gold Corp. Ltd., Class A	19,580	84,085
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	17,000	32,054
*	Hunan New Wellful Co. Ltd., Class A	49,800	40,985
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	37,900	48,690
	Hunan Valin Steel Co. Ltd., Class A	148,900	101,502
	Hunan Zhongke Electric Co. Ltd., Class A	14,900	46,009
	Hundsun Technologies, Inc., Class A	6,000	23,682
	HUYA, Inc., ADR	39,605	124,360
*Ω	Hygeia Healthcare Holdings Co. Ltd.	81,200	119,539
*	Hytera Communications Corp. Ltd., Class A	26,500	38,721
*	HyUnion Holding Co. Ltd., Class A	44,700	47,934

118

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	IAT Automobile Technology Co. Ltd., Class A	15,900	$22,974
#*Ω	iDreamSky Technology Holdings Ltd.	463,600	24,909
	IEIT Systems Co. Ltd., Class A	8,400	86,334
	Iflytek Co. Ltd., Class A	6,300	44,377
	IKD Co. Ltd., Class A	31,100	77,588
*Ω	IMAX China Holding, Inc.	41,000	39,345
	Imeik Technology Development Co. Ltd., Class A	1,974	33,252
	Industrial & Commercial Bank of China Ltd., Class H	7,174,017	6,463,432
	Industrial Bank Co. Ltd., Class A	283,145	743,049
	Industrial Securities Co. Ltd., Class A	84,246	75,044
	Infore Environment Technology Group Co. Ltd., Class A	49,800	99,495
#*Ω	Ingdan, Inc.	183,000	49,316
	Ingenic Semiconductor Co. Ltd., Class A	2,200	40,410
*	Inkeverse Group Ltd.	140,000	12,250
*	INKON Life Technology Co. Ltd., Class A	14,100	23,328
	Inmyshow Digital Technology Group Co. Ltd., Class A	48,600	42,575
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	184,320	73,111
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	40,009
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	20,500	129,341
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	74,500	299,716
*Ω	InnoCare Pharma Ltd., Class H	156,000	276,151
	Innuovo Technology Co. Ltd., Class A	20,400	27,656
		Shares	Value»
CHINA — (Continued)
*	Insigma Technology Co. Ltd., Class A	18,700	$24,107
	Inspur Digital Enterprise Technology Ltd.	276,000	80,280
	Intco Medical Technology Co. Ltd., Class A	11,480	95,920
	Intron Technology Holdings Ltd.	97,000	22,733
#*	iQIYI, Inc., ADR	149,623	176,555
	iRay Group, Class A	1,803	30,298
	IReader Technology Co. Ltd., Class A	10,100	37,110
*	IRICO Display Devices Co. Ltd., Class A	66,900	79,376
*	J&T Global Express Ltd.	596,400	746,776
*	JA Solar Technology Co. Ltd., Class A	31,601	50,478
	Jade Bird Integrated Technologies Co. Ltd.	20,880	37,105
	Jafron Biomedical Co. Ltd., Class A	10,000	27,933
	Jangho Group Co. Ltd., Class A	44,600	62,655
	Jason Furniture Hangzhou Co. Ltd., Class A	19,870	84,578
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	13,600	18,200
	JCET Group Co. Ltd., Class A	30,500	205,312
	JCHX Mining Management Co. Ltd., Class A	8,600	79,262
*Ω	JD Health International, Inc.	140,950	832,999
*Ω	JD Logistics, Inc.	1,059,400	2,063,277
	JD.com, Inc. (9618 HK), Class A	362,447	5,491,116
#*Ω	Jenscare Scientific Co. Ltd., Class H	9,600	12,070
*	Jia Yao Holdings Ltd.	11,000	11,667
	Jiajiayue Group Co. Ltd., Class A	22,500	35,684
	Jiang Su Suyan Jingshen Co. Ltd., Class A	33,200	52,937

119

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangling Motors Corp. Ltd., Class A	21,700	$59,745
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	5,600	49,601
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	38,900	34,536
	Jiangsu Azure Corp., Class A	20,800	63,222
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	8,100	27,171
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	3,100	59,921
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	55,900	31,819
	Jiangsu Changbao Steeltube Co. Ltd., Class A	34,400	45,260
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	13,700	39,325
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	22,900	45,339
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	73,447	78,708
	Jiangsu Cnano Technology Co. Ltd., Class A	4,756	30,016
*	Jiangsu Dagang Co. Ltd., Class A	24,900	60,548
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	22,800	99,873
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	59,500	115,973
	Jiangsu Expressway Co. Ltd., Class H	268,000	364,651
		Shares	Value»
CHINA — (Continued)
	Jiangsu Financial Leasing Co. Ltd., Class A	95,900	$96,852
*	Jiangsu General Science Technology Co. Ltd., Class A	57,300	39,141
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	36,729
	Jiangsu Guomao Reducer Co. Ltd., Class A	11,280	26,062
	Jiangsu Guotai International Group Co. Ltd., Class A	53,800	70,827
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,426	114,927
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	19,600	21,632
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,500	30,245
	Jiangsu Hongtian Technology Co. Ltd., Class A	3,500	26,700
	Jiangsu Hoperun Software Co. Ltd., Class A	3,000	19,985
	Jiangsu Huachang Chemical Co. Ltd., Class A	41,100	40,607
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	25,946
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	83,500	55,921
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	5,945	24,457
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	10,000	42,747
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	48,545
	Jiangsu Leili Motor Co. Ltd., Class A	4,340	27,176
	Jiangsu Lianyungang Port Co. Ltd., Class A	46,500	32,591

120

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Lihua Foods Group Co. Ltd.	25,314	$84,231
	Jiangsu Linyang Energy Co. Ltd., Class A	49,100	43,822
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	12,500	61,404
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	7,080	53,604
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	20,700	24,887
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	23,200	38,574
	Jiangsu Pacific Quartz Co. Ltd., Class A	5,200	42,241
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	46,000	63,558
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	69,957
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	28,600	27,474
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	64,300	23,997
	Jiangsu Shemar Electric Co. Ltd., Class A	4,500	40,150
	Jiangsu Shentong Valve Co. Ltd., Class A	14,000	33,138
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	19,000	21,623
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	7,900	86,092
	Jiangsu Soho High Hope Group Corp., Class A	106,800	44,747
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Sopo Chemical Co., Class A	27,700	$33,532
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	74,800	54,421
	Jiangsu ToLand Alloy Co. Ltd., Class A	6,040	34,839
*	Jiangsu Transimage Technology Co. Ltd., Class A	9,200	34,892
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	8,900	80,637
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,340	88,551
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	30,500	36,363
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	54,054
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	13,300	57,125
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	60,637
	Jiangsu Zhongtian Technology Co. Ltd., Class A	34,800	169,807
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	63,435
*	Jiangsu Zongyi Co. Ltd., Class A	29,600	33,278
	Jiangxi Bank Co. Ltd., Class H	339,000	29,889
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	19,200	26,782
	Jiangxi Copper Co. Ltd., Class H	307,000	1,459,007
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	27,700	78,791
	Jiangxi Ganyue Expressway Co. Ltd., Class A	73,500	47,710

121

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Guotai Group Co. Ltd., Class A	27,500	$55,933
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	21,599
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	17,800	24,887
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	14,400	55,220
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	11,600	42,326
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,600	16,687
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	81,560
	Jiayin Group, Inc., ADR	8,307	39,209
	Jiayou International Logistics Co. Ltd., Class A	28,092	52,454
*	Jihua Group Corp. Ltd., Class A	99,500	42,662
*	Jilin Chemical Fibre, Class A	59,600	44,664
*	Jinbei Automotive Co. Ltd., Class A	33,900	19,998
#*††	Jinchuan Group International Resources Co. Ltd.	1,052,000	16,117
	Jinduicheng Molybdenum Co. Ltd., Class A	39,600	114,171
	Jinghua Pharmaceutical Group Co. Ltd., Class A	24,600	27,158
	Jingjin Equipment, Inc., Class A	9,820	26,969
	Jinhong Gas Co. Ltd., Class A	10,463	53,656
#	JinkoSolar Holding Co. Ltd., ADR	18,413	429,944
		Shares	Value»
CHINA — (Continued)
	Jinlei Technology Co. Ltd., Class A	9,500	$42,283
	Jinlongyu Group Co. Ltd., Class A	8,700	34,541
	Jinmao Property Services Co. Ltd.	97,000	31,835
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	42,394
	Jinzai Food Group Co. Ltd., Class A	13,000	21,492
*	Jinzhou Yongshan Lithium Co. Ltd., Class A	12,700	36,302
#Ω	Jiumaojiu International Holdings Ltd.	225,000	50,412
	Jiuzhitang Co. Ltd., Class A	10,500	14,860
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,920	43,224
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,400	40,883
	JNBY Design Ltd.	94,000	256,812
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	74,415
	Joinn Laboratories China Co. Ltd., Class A	11,708	66,938
Ω	Joinn Laboratories China Co. Ltd., Class H	29,400	81,354
	Jointo Energy Investment Co. Ltd. Hebei, Class A	25,500	35,679
	Jointown Pharmaceutical Group Co. Ltd., Class A	71,161	53,935
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,400	42,401
	Jones Tech PLC, Class A	4,200	33,650
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	23,900	72,815
	JOYY, Inc., ADR	6,704	395,469

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	JS Corrugating Machinery Co. Ltd., Class A	12,700	$19,231
#*Ω	JS Global Lifestyle Co. Ltd.	242,500	53,297
	JSTI Group, Class A	40,700	40,445
#*	Ju Teng International Holdings Ltd.	412,000	213,035
	Juewei Food Co. Ltd., Class A	14,900	27,741
	Juneyao Airlines Co. Ltd., Class A	42,100	70,555
	Jutze Intelligent Technology Co. Ltd., Class A	9,000	26,589
*Ω	JW Cayman Therapeutics Co. Ltd.	61,500	18,388
	Kaishan Group Co. Ltd., Class A	11,300	51,155
	Kanzhun Ltd.	17,700	118,705
*	KBC Corp. Ltd., Class A	4,429	16,124
	KE Holdings, Inc., Class A	203,700	1,131,070
	Keboda Technology Co. Ltd., Class A	5,600	44,271
	Keda Industrial Group Co. Ltd., Class A	26,600	75,498
	KEDE Numerical Control Co. Ltd., Class A	2,610	23,178
*	Keep, Inc.	89,100	34,266
	Keeson Technology Corp. Ltd., Class A	8,100	20,115
	Kehua Data Co. Ltd., Class A	4,700	42,378
	Keli Motor Group Co. Ltd., Class A	12,300	18,745
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,100	17,345
	Keshun Waterproof Technologies Co. Ltd., Class A	25,541	25,482
	Kidswant Children Products Co. Ltd., Class A	33,100	43,033
	Kingboard Holdings Ltd.	330,900	1,875,787
	Kingboard Laminates Holdings Ltd.	397,973	1,776,615
		Shares	Value»
CHINA — (Continued)
*	KingClean Electric Co. Ltd., Class A	13,020	$61,171
*	Kingdee International Software Group Co. Ltd.	247,000	273,264
	Kingfa Sci & Tech Co. Ltd., Class A	24,100	60,797
	Kingnet Network Co. Ltd., Class A	24,300	64,305
*	Kingsignal Technology Co. Ltd., Class A	12,000	26,032
*	Kingsoft Cloud Holdings Ltd.	94,000	94,787
#	Kingsoft Corp. Ltd.	317,800	938,796
	Konfoong Materials International Co. Ltd., Class A	1,200	31,817
	KPC Pharmaceuticals, Inc., Class A	19,100	26,610
Ω	Kuaishou Technology	658,700	3,666,870
*	Kuang-Chi Technologies Co. Ltd., Class A	3,600	20,717
	Kuangda Technology Group Co. Ltd., Class A	42,700	38,059
	Kunlun Energy Co. Ltd.	2,040,000	1,963,185
*	Kunlun Tech Co. Ltd., Class A	3,300	23,773
	Kunming Chuan Jin Nuo Chemical Co. Ltd., Class A	5,100	18,958
	Kunshan Huguang Auto Harness Co. Ltd., Class A	16,200	54,097
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	6,800	51,801
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,100	17,772
*	Kyland Technology Co. Ltd., Class A	6,900	18,825
	Lakala Payment Co. Ltd., Class A	9,600	37,995
	Lancy Co. Ltd., Class A	6,700	15,850
*	Landai Technology Group Corp. Ltd., Class A	26,900	37,266

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	18,400	$22,808
	Lao Feng Xiang Co. Ltd., Class A	6,600	38,134
	Laobaixing Pharmacy Chain JSC, Class A	24,715	50,773
	Launch Tech Co. Ltd., Class H	72,500	73,384
	LB Group Co. Ltd., Class A	33,200	82,303
	LC Logistics, Inc.	3,300	1,977
	Lee & Man Paper Manufacturing Ltd.	387,000	167,441
	Lee's Pharmaceutical Holdings Ltd.	75,000	10,668
*Ω	Legend Holdings Corp., Class H	249,100	302,796
	Lenovo Group Ltd.	2,844,000	4,276,585
	Lens Technology Co. Ltd., Class A	58,900	224,408
	Leo Group Co. Ltd., Class A	27,800	26,439
*	Leoch Energy, Inc.	2,220	18,937
	Leoch International Technology Ltd.	111,000	13,160
	Lepu Medical Technology Beijing Co. Ltd., Class A	15,607	32,882
	LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	15,000	22,403
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	16,800	46,221
	Levima Advanced Materials Corp., Class A	14,200	50,224
#	LexinFintech Holdings Ltd., ADR	36,420	76,846
	Leyard Optoelectronic Co. Ltd., Class A	46,400	43,357
*	Li Auto, Inc. (2015 HK), Class A	296,900	2,612,786
	Li Ning Co. Ltd.	832,500	2,167,388
*	LianChuang Electronic Technology Co. Ltd., Class A	15,800	17,864
		Shares	Value»
CHINA — (Continued)
	Lianhe Chemical Technology Co. Ltd., Class A	29,700	$72,077
*	Lianlian DigiTech Co. Ltd., Class H	16,500	11,953
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	23,500	40,350
	Liaoning Cheng Da Co. Ltd., Class A	21,500	37,558
	Liaoning Chengda Biotechnology Co. Ltd., Class A	10,988	37,097
	Liaoning Energy Industry Co. Ltd., Class A	62,200	36,282
#	Liaoning Port Co. Ltd., Class H	580,000	63,997
	Lier Chemical Co. Ltd., Class A	31,692	60,006
*	Lifetech Scientific Corp.	1,124,000	311,411
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	25,179
	Lily Group Co. Ltd., Class A	13,200	32,445
*	Linewell Software Co. Ltd., Class A	19,200	25,302
#	Lingbao Gold Group Co. Ltd., Class H	174,000	467,787
	Lingyi iTech Guangdong Co., Class A	80,700	167,575
Ω	Linklogis, Inc., Class B	330,000	103,124
*	Liuzhou Iron & Steel Co. Ltd., Class A	47,440	31,725
	Livzon Pharmaceutical Group, Inc., Class H	77,771	279,567
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	15,800	49,681
#	LK Technology Holdings Ltd.	292,000	101,666
	Loncin Motor Co. Ltd., Class A	26,100	58,731
#Ω	Longfor Group Holdings Ltd.	512,683	530,846
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	31,512

124

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	LONGi Green Energy Technology Co. Ltd., Class A	24,100	$58,324
	Longyan Zhuoyue New Energy Co. Ltd., Class A	2,732	21,097
	Lonking Holdings Ltd.	1,008,000	429,101
	Lontium Semiconductor Corp., Class A	2,308	27,093
*	Lotus Holdings Co. Ltd.	46,100	72,654
	Lucky Harvest Co. Ltd., Class A	4,810	20,839
	Luenmei Quantum Co. Ltd., Class A	37,000	36,120
*††	Lumena Newmat	23,400	0
	Luoniushan Co. Ltd., Class A	54,300	52,419
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	5,110	32,164
	Luxi Chemical Group Co. Ltd., Class A	48,300	121,010
	Luxin Venture Capital Group Co. Ltd., Class A	11,500	36,748
	Luxshare Precision Industry Co. Ltd., Class A	76,318	757,759
	Luyang Energy-Saving Materials Co. Ltd.	18,900	27,368
	Luyuan Group Holding Cayman Ltd.	6,500	10,117
	Lygend Resources & Technology Co. Ltd.-H, Class H	53,200	81,511
	Maccura Biotechnology Co. Ltd., Class A	19,500	30,035
*	Malion New Materials Co. Ltd., Class A	19,200	32,889
	Mango Excellent Media Co. Ltd., Class A	21,600	61,658
#Ω	Maoyan Entertainment	139,718	107,073
*	Maoye Commercial Co. Ltd., Class A	21,700	15,932
*	Marssenger Kitchenware Co. Ltd., Class A	12,300	18,886
		Shares	Value»
CHINA — (Continued)
	Maxscend Microelectronics Co. Ltd., Class A	2,100	$30,699
	Maxvision Technology Corp., Class A	7,500	59,340
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,200	31,284
#Ω	Medlive Technology Co. Ltd.	73,000	80,906
*††	Mega Genomics Ltd.	14,800	13,350
	Mehow Innovative Ltd., Class A	12,480	49,058
	MeiG Smart Technology Co. Ltd., Class A	3,900	22,387
	Meihua Holdings Group Co. Ltd., Class A	37,900	55,084
Ω	Meitu, Inc.	332,000	178,761
*Ω	Meituan, Class B	235,360	2,532,282
	Mesnac Co. Ltd., Class A	36,300	36,125
	Metallurgical Corp. of China Ltd., Class H	803,000	163,757
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	22,858
#	MicroPort NeuroScientific Corp.	82,797	110,233
*	Microport Scientific Corp.	146,800	164,899
	Micro-Tech Nanjing Co. Ltd., Class A	2,478	30,893
	Midea Group Co. Ltd. 000333 C2, Class A	57,200	680,209
	Midea Group Co. Ltd. 300 HK, Class H	66,300	766,140
Ω	Midea Real Estate Holding Ltd.	85,200	35,443
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,300	60,868
*	Min Xin Holdings Ltd.	66,000	20,141
	Ming Yang Smart Energy Group Ltd., Class A	30,678	71,511

125

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ming Yuan Cloud Group Holdings Ltd.	267,000	$71,959
*	Mingfa Group International Co. Ltd.	374,000	4,423
	MINISO Group Holding Ltd.	100,600	371,198
	Minmetals Capital Co. Ltd., Class A	51,300	39,480
*	Minmetals Development Co. Ltd., Class A	31,100	50,905
	Minth Group Ltd.	446,000	1,950,480
*	Miracle Automation Engineering Co. Ltd., Class A	12,400	42,428
	Miracll Chemicals Co. Ltd., Class A	10,100	26,424
	MLS Co. Ltd., Class A	47,400	66,065
*	MMG Ltd.	1,507,599	1,626,527
*Ω	Mobvista, Inc.	214,000	447,483
	Monalisa Group Co. Ltd., Class A	8,800	13,993
	Montage Technology Co. Ltd., Class A	3,845	98,740
	Moon Environment Technology Co. Ltd., Class A	22,380	82,173
	Morimatsu International Holdings Co. Ltd.	187,000	167,959
	Motic Xiamen Electric Group Co. Ltd., Class A	5,900	13,272
*	Mount Everest Gold Group Co. Ltd.	84,000	11,016
	Muyuan Foods Co. Ltd., Class A	96,554	633,226
	MYS Group Co. Ltd., Class A	75,800	37,785
	Nancal Technology Co. Ltd., Class A	7,300	42,193
*	Nanfang Pump Industry Co. Ltd., Class A	46,300	32,944
	Nanhua Futures Co. Ltd., Class A	18,900	58,164
	NanJi E-Commerce Co. Ltd., Class A	89,900	39,940
		Shares	Value»
CHINA — (Continued)
	Nanjing Cosmos Chemical Co. Ltd., Class A	15,820	$32,387
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	45,576
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	174,163
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	32,891	44,309
	Nanjing Pharmaceutical Group Co. Ltd.	52,400	40,590
	Nanjing Securities Co. Ltd., Class A	52,900	57,082
*	Nanjing Tanker Corp., Class A	134,800	88,418
	Nantong Jianghai Capacitor Co. Ltd., Class A	13,300	75,175
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	18,600	78,979
	NARI Technology Co. Ltd., Class A	78,868	300,589
*	National Silicon Industry Group Co. Ltd., Class A	10,831	32,940
	Natural Food International Holding Ltd.	232,000	50,526
	NAURA Technology Group Co. Ltd., Class A	4,190	331,481
*	NavInfo Co. Ltd., Class A	23,700	31,497
*	Nayuki Holdings Ltd.	234,500	23,262
	NBTM New Materials Group Co. Ltd., Class A	10,100	50,533
#	NetDragon Websoft Holdings Ltd.	79,500	87,908
#*Ω	NetEase Cloud Music, Inc.	25,400	375,102
	NetEase, Inc. (9999 HK)	153,100	3,583,945
	NetEase, Inc. (NTES US), ADR	37,655	4,424,839
	Neusoft Corp., Class A	19,000	24,705
	Neutech Group Ltd.	143,200	43,765

126

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	New China Life Insurance Co. Ltd., Class H	305,800	$2,008,263
	New Guomai Digital Culture Co. Ltd., Class A	21,700	39,535
	New Hope Dairy Co. Ltd., Class A	12,400	36,143
	New Hope Liuhe Co. Ltd., Class A	63,000	80,628
	New Trend International Logis-Tech Co. Ltd., Class A	13,200	22,238
	Neway Valve Suzhou Co. Ltd., Class A	8,900	82,097
#*	Newborn Town, Inc.	156,000	183,954
	Newland Digital Technology Co. Ltd., Class A	12,400	36,252
	Nexteer Automotive Group Ltd.	448,000	278,324
*	Nine Dragons Paper Holdings Ltd.	775,000	629,392
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	18,184
	Ningbo Boway Alloy Material Co. Ltd., Class A	18,800	48,388
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	22,457
	Ningbo Exciton Technology Co. Ltd., Class A	8,000	22,369
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	32,382
	Ningbo Huaxiang Electronic Co. Ltd., Class A	20,200	77,421
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	22,300	39,774
	Ningbo Jintian Copper Group Co. Ltd., Class A	42,300	63,106
	Ningbo Joyson Electronic Corp., Class A	35,893	151,274
		Shares	Value»
CHINA — (Continued)
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	4,500	$37,875
	Ningbo Menovo Pharmaceutical Co. Ltd., Class A	7,400	68,044
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,300	57,412
	Ningbo Peacebird Fashion Co. Ltd., Class A	16,600	34,643
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	6,053	30,872
*	Ningbo Shanshan Co. Ltd., Class A	15,400	37,682
*	Ningbo Solartron Technology Co. Ltd., Class A	6,743	17,709
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,400	36,426
	Ningbo Tuopu Group Co. Ltd., Class A	11,525	102,775
	Ningbo Xusheng Group Co. Ltd., Class A	19,408	44,103
	Ningbo Yongxin Optics Co. Ltd., Class A	1,900	32,066
	Ningbo Yunsheng Co. Ltd., Class A	20,600	40,296
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	34,428
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	5,700	36,805
	Ningxia Western Venture Industrial Co. Ltd., Class A	40,700	28,025
*	NIO, Inc., Class A	2,220	14,325
	NKY Medical Holdings Ltd., Class A	16,300	45,280
	Noah Holdings Ltd., Sponsored ADR	18,006	187,442
Ω	Nongfu Spring Co. Ltd., Class H	344,000	2,080,395
	Norinco International Cooperation Ltd., Class A	37,780	70,940
	North Chemical Industries Co. Ltd., Class A	16,400	58,431

127

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	North China Pharmaceutical Co. Ltd., Class A	62,800	$47,991
	North Copper Co. Ltd., Class A	28,000	59,413
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	51,433
	Northeast Securities Co. Ltd., Class A	47,200	60,176
	Northking Information Technology Co. Ltd., Class A	9,000	19,825
*	NovaBridge Biosciences, ADR	23,312	57,581
	Novoray Corp., Class A	4,538	58,485
*	NSFOCUS Technologies Group Co. Ltd., Class A	19,100	20,649
*	Nuode New Materials Co. Ltd., Class A	32,300	51,100
	NYOCOR Co. Ltd., Class A	36,700	42,015
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	21,000	19,574
#*Ω	Ocumension Therapeutics	73,500	69,894
*	Offcn Education Technology Co. Ltd., Class A	82,200	31,942
	Offshore Oil Engineering Co. Ltd., Class A	103,100	102,276
*	OFILM Group Co. Ltd., Class A	42,100	53,875
	Olympic Circuit Technology Co. Ltd., Class A	8,700	67,765
	OmniVision Integrated Circuits Group, Inc.	7,885	114,059
#	Onewo, Inc., Class H	104,400	226,055
	Oppein Home Group, Inc., Class A	4,963	34,225
	Opple Lighting Co. Ltd., Class A	13,901	41,310
	OPT Machine Vision Tech Co. Ltd., Class A	1,788	28,748
	ORG Technology Co. Ltd., Class A	109,700	88,533
		Shares	Value»
CHINA — (Continued)
	Orient International Enterprise Ltd., Class A	19,500	$20,196
#	Orient Overseas International Ltd.	50,500	881,634
Ω	Orient Securities Co. Ltd., Class H	256,400	203,814
*	Oriental Energy Co. Ltd., Class A	42,700	50,316
	Oriental Pearl Group Co. Ltd., Class A	33,900	49,824
#*	OSL Group Ltd.	42,000	67,510
*	Ourpalm Co. Ltd., Class A	37,400	27,484
	Ovctek China, Inc., Class A	19,645	41,557
*	Pacific Securities Co. Ltd., Class A	34,600	18,716
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	33,280	58,227
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	55,239
*	Pantum Technology Co. Ltd.	7,791	21,935
*	PCI Technology Group Co. Ltd., Class A	42,380	33,274
*	PDD Holdings, Inc., ADR	118,185	11,804,318
*Ω	Peijia Medical Ltd.	129,000	102,600
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	0
*	Pengxin International Mining Co. Ltd., Class A	43,700	52,908
	People.cn Co. Ltd., Class A	12,400	34,547
	People's Insurance Co. Group of China Ltd. , Class H	1,812,000	1,239,800
	Perfect World Co. Ltd., Class A	10,200	22,774
#	Persistence Gold Group Ltd.	75,000	10,591
#*	Phancy Group Co. Ltd., Class H	14,400	69,430
	PharmaBlock Sciences Nanjing, Inc., Class A	3,500	20,483

128

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Phenix Optical Co. Ltd., Class A	7,000	$19,952
	PhiChem Corp., Class A	15,000	67,259
	PICC Property & Casualty Co. Ltd., Class H	1,655,582	2,990,581
	Ping An Bank Co. Ltd., Class A	288,500	485,584
#*Ω	Ping An Healthcare & Technology Co. Ltd.	394,309	545,360
	Ping An Insurance Group Co. of China Ltd., Class H	1,412,500	11,480,938
	PNC Process Systems Co. Ltd., Class A	8,820	32,339
	POCO Holding Co. Ltd., Class A	3,660	52,272
*	Polaris Bay Group Co. Ltd., Class A	73,800	68,011
	Poly Developments & Holdings Group Co. Ltd., Class A	35,400	31,896
	Poly Property Group Co. Ltd.	764,860	189,092
	Poly Property Services Co. Ltd., Class H	67,600	270,819
*	Poly Union Chemical Holding Group Co. Ltd., Class A	15,300	19,207
#Ω	Pop Mart International Group Ltd.	119,600	2,434,316
*	Porton Pharma Solutions Ltd., Class A	11,300	35,358
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,776,000	1,142,007
	Pou Sheng International Holdings Ltd.	705,687	35,177
	Power Construction Corp. of China Ltd., Class A	246,300	202,019
	Precision Tsugami China Corp. Ltd.	33,000	203,394
	Prinx Chengshan Holdings Ltd.	89,500	91,525
		Shares	Value»
CHINA — (Continued)
	Pulike Biological Engineering, Inc., Class A	10,800	$18,936
	Puyang Huicheng Electronic Material Co. Ltd., Class A	8,600	18,434
	PW Medtech Group Ltd.	212,000	30,662
	Pylon Technologies Co. Ltd., Class A	4,094	46,349
	Q Technology Group Co. Ltd.	213,000	223,533
	Qfin Holdings, Inc., ADR	45,589	596,304
*	Qi An Xin Technology Group, Inc., Class A	6,011	26,676
	Qianhe Condiment & Food Co. Ltd., Class A	50,152	67,249
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	31,835
	Qingdao Citymedia Co. Ltd., Class A	19,400	17,983
	Qingdao East Steel Tower Stock Co. Ltd., Class A	18,400	64,887
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	11,900	22,746
	Qingdao Gaoce Technology Co. Ltd., Class A	32,967	64,782
	Qingdao Gon Technology Co. Ltd., Class A	5,200	40,362
	Qingdao Haier Biomedical Co. Ltd., Class A	10,035	46,178
	Qingdao Hanhe Cable Co. Ltd., Class A	35,900	45,974
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	28,362
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	1,400	14,341

129

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,494	$56,390
Ω	Qingdao Port International Co. Ltd., Class H	263,000	257,384
	Qingdao Rural Commercial Bank Corp., Class A	54,800	24,389
	Qingdao Sentury Tire Co. Ltd., Class A	25,320	63,907
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	71,650
*	Qingdao Topscomm Communication, Inc., Class A	2,000	2,414
*	Qinghai Salt Lake Industry Co. Ltd., Class A	62,200	360,562
*	Qingling Motors Co. Ltd., Class H	80,000	10,596
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	27,401
	Quectel Wireless Solutions Co. Ltd., Class A	4,760	50,623
	Quick Intelligent Equipment Co. Ltd., Class A	7,900	54,451
*	Qunabox Group Ltd.	10,800	20,699
*	Quzhou DFP New Material Group Co. Ltd.	59,200	39,378
*	Quzhou Xin'an Development Co. Ltd., Class A	46,000	30,717
#*	Radiance Holdings Group Co. Ltd.	252,000	33,927
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	39,229
	Range Intelligent Computing Technology Group Co. Ltd., Class A	8,200	107,975
	Rayhoo Motor Dies Co. Ltd., Class A	5,000	22,027
	Raytron Technology Co. Ltd., Class A	3,918	84,103
		Shares	Value»
CHINA — (Continued)
	Realcan Pharmaceutical Group Co. Ltd., Class A	47,900	$22,405
	Red Avenue New Materials Group Co. Ltd., Class A	4,700	37,270
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	174,607	31,540
	Renhe Pharmacy Co. Ltd., Class A	57,900	48,270
*	REPT BATTERO Energy Co. Ltd., Class H	22,800	51,665
	Rianlon Corp., Class A	10,100	64,303
	Richinfo Technology Co. Ltd., Class A	6,000	19,931
*	Risen Energy Co. Ltd., Class A	14,100	36,834
	Riyue Heavy Industry Co. Ltd., Class A	21,900	41,004
	Rizhao Port Co. Ltd., Class A	76,200	33,049
	Rockchip Electronics Co. Ltd., Class A	1,700	45,886
*	RongFa Nuclear Equipment Co. Ltd., Class A	38,200	42,033
	Rongsheng Petrochemical Co. Ltd., Class A	118,300	242,263
*	Roshow Technology Co. Ltd., Class A	32,700	36,901
	Ruida Futures Co. Ltd., Class A	13,500	49,249
	Ruifeng Power Group Co. Ltd.	10,000	12,536
	Runjian Co. Ltd., Class A	3,100	27,253
*	Ruyi Film Entertainment Co. Ltd., Class A	30,100	44,677
*	Sai Micro Electronics, Inc., Class A	3,800	25,702
	SAIC Motor Corp. Ltd., Class A	63,100	127,777
	Sailun Group Co. Ltd., Class A	60,200	123,030
	Sanan Optoelectronics Co. Ltd., Class A	39,800	79,826

130

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sanchuan Wisdom Technology Co. Ltd., Class A	21,800	$20,071
	Sanjiang Shopping Club Co. Ltd., Class A	14,000	27,955
	Sanquan Food Co. Ltd., Class A	20,304	42,782
*	Sansteel Minguang Co. Ltd. Fujian, Class A	57,300	28,797
	Sansure Biotech, Inc., Class A	12,674	31,873
*	Sanwei Holding Group Co. Ltd., Class A	22,300	36,784
	Sany Heavy Equipment International Holdings Co. Ltd.	588,000	812,785
	Sany Heavy Industry Co. Ltd., Class A	48,000	143,385
	Satellite Chemical Co. Ltd., Class A	71,257	309,245
	SDIC Capital Co. Ltd., Class A	48,400	47,660
	Sealand Securities Co. Ltd., Class A	74,500	42,785
#*	Seazen Group Ltd.	845,333	240,857
*††	S-Enjoy Service Group Co. Ltd.	173,000	11,596
	Seres Group Co. Ltd., Class A	16,900	220,524
	SF Holding Co. Ltd. 002352 C2, Class A	77,167	419,928
	SG Micro Corp., Class A	2,210	29,914
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	68,700	39,365
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	54,800	27,946
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	20,000	27,932
*	Shaanxi Heimao Coking Co. Ltd., Class A	56,300	33,184
#*	Shandong BoAn Biotechnology Co. Ltd., Class H	20,600	18,082
		Shares	Value»
CHINA — (Continued)
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	$33,882
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	35,126
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	76,351
	Shandong Denghai Seeds Co. Ltd., Class A	16,200	24,282
	Shandong Dongyue Silicone Material Co. Ltd., Class A	22,600	50,409
Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	479,865
*	Shandong Haihua Co. Ltd., Class A	24,500	21,365
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	9,400	120,663
	Shandong Hi-speed Co. Ltd., Class A	18,900	29,582
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	41,800	33,938
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	49,040	27,997
	Shandong Humon Smelting Co. Ltd., Class A	31,800	77,773
*	Shandong Iron & Steel Co. Ltd., Class A	132,100	27,881
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	28,729
	Shandong Jinjing Science & Technology Co. Ltd., Class A	51,300	44,244
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	64,621

131

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shandong Longda Meishi Co. Ltd., Class A	31,800	$13,336
	Shandong Lukang Pharma, Class A	31,100	37,137
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	141,937
	Shandong Pharmaceutical Glass Co. Ltd., Class A	23,500	64,200
	Shandong Publishing & Media Co. Ltd., Class A	37,500	40,943
	Shandong Sun Paper Industry JSC Ltd., Class A	70,561	152,252
	Shandong Taihe Technologies Co. Ltd., Class A	9,000	40,139
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	8,900	110,387
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	636,000	280,303
	Shandong WIT Dyne Health Co. Ltd., Class A	10,600	44,979
	Shandong Xiantan Group Co. Ltd.	25,500	23,933
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	40,600	66,712
	Shanghai Acrel Co. Ltd., Class A	6,400	22,763
*	Shanghai AJ Group Co. Ltd., Class A	81,581	57,778
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	5,281	71,875
	Shanghai AtHub Co. Ltd., Class A	12,412	67,569
	Shanghai Bailian Group Co. Ltd., Class A	45,300	54,891
	Shanghai Baolong Automotive Corp., Class A	9,800	48,752
		Shares	Value»
CHINA — (Continued)
	Shanghai Baosight Software Co. Ltd., Class A	15,785	$52,599
	Shanghai Baosteel Packaging Co. Ltd., Class A	48,100	36,348
	Shanghai Belling Co. Ltd., Class A	3,800	16,054
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	13,700	7,032
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,073	43,189
	Shanghai Bright Meat Group Co. Ltd., Class A	27,900	24,072
#	Shanghai Chicmax Cosmetic Co. Ltd., Class H	12,600	75,834
	Shanghai Chinafortune Co. Ltd., Class A	14,500	30,127
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	21,500	40,710
	Shanghai Construction Group Co. Ltd., Class A	178,800	70,839
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	36,549	58,888
	Shanghai Datun Energy Resources Co. Ltd., Class A	22,700	46,187
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	38,313
*	Shanghai DZH Ltd., Class A	11,500	17,343
*	Shanghai Electric Group Co. Ltd., Class H	348,000	173,970
	Shanghai Environment Group Co. Ltd., Class A	34,392	41,276

132

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	$18,297
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	40,000	199,908
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	29,381
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,390	29,472
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	30,046
	Shanghai Gench Education Group Ltd.	98,000	25,870
	Shanghai Gentech Co. Ltd., Class A	6,564	31,468
	Shanghai Haixin Group Co., Class A	18,300	22,398
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	11,900	48,297
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	13,720	38,894
	Shanghai Huace Navigation Technology Ltd., Class A	9,100	42,366
	Shanghai Huafon Aluminium Corp., Class A	17,700	48,153
#	Shanghai Industrial Holdings Ltd.	200,000	393,725
*	Shanghai Industrial Urban Development Group Ltd.	169,400	5,975
#*	Shanghai INT Medical Instruments Co. Ltd., Class H	26,800	134,924
	Shanghai International Airport Co. Ltd., Class A	8,800	35,149
		Shares	Value»
CHINA — (Continued)
	Shanghai Jahwa United Co. Ltd., Class A	9,000	$26,569
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,200	68,120
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	21,774
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	32,200	27,329
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	7,900	25,852
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	66,653
	Shanghai Lingang Holdings Corp. Ltd., Class A	39,000	51,476
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	17,800	21,491
	Shanghai M&G Stationery, Inc., Class A	11,300	40,662
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	8,800	31,185
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	2,563	38,403
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,100	30,590
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	14,500	17,688
	Shanghai Pioneer Holding Ltd.	119,000	34,496
	Shanghai Pret Composites Co. Ltd., Class A	18,500	39,774
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	46,093

133

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Development Bank Co. Ltd., Class A	236,200	$320,510
	Shanghai Putailai New Energy Technology Group Co. Ltd.	22,053	117,572
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	86,093
	Shanghai RAAS Blood Products Co. Ltd., Class A	38,700	31,515
	Shanghai Runda Medical Technology Co. Ltd., Class A	11,500	22,684
	Shanghai Rural Commercial Bank Co. Ltd., Class A	118,100	155,093
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	45,600	32,385
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	67,657
*	Shanghai Stonehill Technology Co. Ltd., Class A	27,900	35,405
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	31,913
	Shanghai Tunnel Engineering Co. Ltd., Class A	65,000	56,632
	Shanghai Vital Microtech Co. Ltd.	13,600	55,161
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	20,800	30,568
	Shanghai Yaoji Technology Co. Ltd., Class A	16,000	48,127
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	29,100	21,029
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	6,000	32,374
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	75,600	$60,129
	Shanghai Zhonggu Logistics Co. Ltd., Class A	45,248	71,915
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	64,947
	Shanjin International Gold Co. Ltd., Class A	41,780	160,492
	Shannon Semiconductor Technology Co. Ltd., Class A	2,100	54,394
	Shantou Wanshun New Material Group Co. Ltd., Class A	25,300	36,296
	Shantui Construction Machinery Co. Ltd., Class A	39,300	68,748
*	Shanxi Guoxin Energy Corp. Ltd., Class A	65,300	34,414
	Shanxi Hi-speed Group Co. Ltd., Class A	37,800	27,911
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	71,000	34,893
	Shanxi Securities Co. Ltd., Class A	35,100	29,112
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	52,107
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	29,600	24,883
	Sharetronic Data Technology Co. Ltd., Class A	5,292	203,321
	Shengda Resources Co. Ltd., Class A	7,900	42,606
	Shengyi Technology Co. Ltd., Class A	12,600	142,834
	Shenma Industry Co. Ltd., Class A	26,700	30,000
	Shennan Circuits Co. Ltd., Class A	4,540	210,274

134

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	360,000	$128,749
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,841	39,154
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	8,900	21,381
	Shenzhen Agricultural Power Group Co. Ltd., Class A	38,700	41,887
	Shenzhen Airport Co. Ltd., Class A	58,200	60,855
	Shenzhen Aisidi Co. Ltd., Class A	19,300	39,042
*	Shenzhen Baoming Technology Co. Ltd., Class A	3,100	23,878
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	29,600	60,502
	Shenzhen Bingchuan Network Co. Ltd., Class A	6,400	25,066
	Shenzhen BSC Technology Co. Ltd., Class A	7,900	38,129
	Shenzhen Capchem Technology Co. Ltd., Class A	6,980	71,121
	Shenzhen Center Power Tech Co. Ltd., Class A	6,200	25,203
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	32,536
	Shenzhen Changhong Technology Co. Ltd., Class A	11,800	30,654
	Shenzhen Click Technology Co. Ltd., Class A	13,300	37,749
*	Shenzhen Clou Electronics Co. Ltd., Class A	31,700	32,429
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	117,028
		Shares	Value»
CHINA — (Continued)
	Shenzhen Comix Group Co. Ltd., Class A	17,900	$18,157
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	34,761
	Shenzhen Desay Battery Technology Co., Class A	9,393	40,157
*	Shenzhen Dynanonic Co. Ltd., Class A	10,274	108,966
	Shenzhen Envicool Technology Co. Ltd., Class A	5,923	82,834
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	9,980	49,009
#	Shenzhen Expressway Corp. Ltd., Class H	192,000	181,588
	Shenzhen Farben Information Technology Co. Ltd., Class A	6,900	18,872
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	61,900	27,041
	Shenzhen FRD Science & Technology Co. Ltd., Class A	7,800	41,216
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	40,500	43,751
	Shenzhen Gas Corp. Ltd., Class A	60,600	61,507
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	51,381
	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	24,812
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	4,400	20,449
#Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	85,000	52,702

135

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Honor Electronic Co. Ltd., Class A	1,100	$66,063
	Shenzhen Hopewind Electric Co. Ltd., Class A	12,300	79,452
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	75,095
#	Shenzhen International Holdings Ltd.	527,698	500,228
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	24,223
#*	Shenzhen Investment Ltd.	686,668	72,140
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	29,587
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	18,687
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	85,316
	Shenzhen Kaifa Technology Co. Ltd., Class A	15,400	66,484
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	15,460	31,996
	Shenzhen Kedali Industry Co. Ltd., Class A	3,600	101,355
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	9,200	18,504
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	35,633	76,915
	Shenzhen Kinwong Electronic Co. Ltd., Class A	11,100	115,612
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	2,600	17,926
		Shares	Value»
CHINA — (Continued)
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	$37,183
	Shenzhen Leaguer Co. Ltd., Class A	46,673	58,471
	Shenzhen Lifotronic Technology Co. Ltd., Class A	20,593	39,398
	Shenzhen Longtech Smart Control Co. Ltd., Class A	3,600	19,780
	Shenzhen Microgate Technology Co. Ltd., Class A	19,400	35,538
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,900	269,719
	Shenzhen MTC Co. Ltd., Class A	64,218	104,395
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,700	61,538
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	24,231
	Shenzhen Noposin Crop Science Co. Ltd., Class A	36,400	58,409
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	127,900	42,445
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	235,000	49,531
	Shenzhen Qingyi Photomask Ltd., Class A	6,888	31,360
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,787	28,523
	Shenzhen SC New Energy Technology Corp., Class A	9,100	124,933
	Shenzhen SED Industry Co. Ltd., Class A	14,200	36,111
	Shenzhen SEG Co. Ltd., Class A	21,500	25,858

136

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CONTINUED
	Shares	Value»
CHINA — (Continued)
Shenzhen Senior Technology Material Co. Ltd., Class A	20,043	$48,620
Shenzhen Sinexcel Electric Co. Ltd., Class A	8,400	57,713
Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	69,442
Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	22,725
Shenzhen Sunway Communication Co. Ltd., Class A	6,400	85,935
Shenzhen Tagen Group Co. Ltd., Class A	50,200	25,902
Shenzhen Topband Co. Ltd., Class A	22,700	35,679
Shenzhen Topraysolar Co. Ltd., Class A	44,000	35,345
Shenzhen Topway Video Communication Co. Ltd., Class A	20,400	21,882
Shenzhen Transsion Holdings Co. Ltd., Class A	7,454	63,106
Shenzhen United Winners Laser Co. Ltd., Class A	9,775	41,017
Shenzhen Weiguang Biological Products Co. Ltd., Class A	10,200	38,429
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	11,900	39,900
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	39,016	25,894
Shenzhen Yinghe Technology Co. Ltd., Class A	17,200	73,476
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	19,647	109,072
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	90,200	89,837
		Shares	Value»
CHINA — (Continued)
	Shenzhou International Group Holdings Ltd.	252,700	$1,540,312
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,900	49,259
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	11,613	29,077
	Shinva Medical Instrument Co. Ltd., Class A	27,690	55,855
	Shiyue Daotian Group Co. Ltd., Class H	9,600	7,790
	Shougang Century Holdings Ltd.	24,000	7,785
††	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	751
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	36,800	32,861
	Shui On Land Ltd.	990,021	67,239
#	Sichuan Baicha Baidao Industrial Co. Ltd., Class H	109,200	86,443
	Sichuan Changhong Electric Co. Ltd., Class A	46,900	60,223
*	Sichuan Chengfei Integration Technology Corp., Class A	12,300	53,468
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	60,337
	Sichuan Development Lomon Co. Ltd., Class A	20,000	32,141
#	Sichuan Expressway Co. Ltd., Class H	230,000	173,253
	Sichuan Furong Technology Co. Ltd., Class A	16,545	26,242
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	58,944
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	137,500	59,805

137

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Injet Electric Co. Ltd., Class A	5,000	$36,286
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,100	18,723
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	14,800	75,005
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	1,000	60,487
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	53,439
	Sichuan New Energy Power Co. Ltd., Class A	18,900	48,412
	Sichuan Road & Bridge Group Co. Ltd., Class A	92,580	111,082
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	65,151
	Sichuan Yahua Industrial Group Co. Ltd., Class A	10,800	48,576
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,053,000	172,335
*	SIM Technology Group Ltd.	348,000	12,517
Ω	Simcere Pharmaceutical Group Ltd.	206,000	312,645
	Sineng Electric Co. Ltd., Class A	10,020	55,877
	Sino Biopharmaceutical Ltd.	1,307,000	909,755
	Sinocare, Inc., Class A	15,800	38,484
*	Sinochem International Corp., Class A	75,180	50,676
	Sinofert Holdings Ltd.	1,266,000	253,347
	Sinofibers Technology Co. Ltd., Class A	5,700	30,953
	Sinolink Securities Co. Ltd., Class A	49,700	65,561
	Sinoma International Engineering Co., Class A	68,000	93,161
		Shares	Value»
CHINA — (Continued)
	Sinoma Science & Technology Co. Ltd., Class A	17,714	$144,058
	Sinomach Automobile Co. Ltd., Class A	42,800	38,089
	Sinomach Precision Industry Group Co. Ltd., Class A	5,500	42,246
#	Sinopec Kantons Holdings Ltd.	510,000	265,258
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	918,000	153,043
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	8,321	36,214
	Sinopharm Group Co. Ltd., Class H	524,400	1,247,422
	Sino-Platinum Metals Co. Ltd., Class A	16,078	47,513
	Sinoseal Holding Co. Ltd., Class A	7,200	35,800
	Sinosoft Co. Ltd., Class A	7,820	18,887
	Sinosteel Engineering & Technology Co. Ltd., Class A	74,200	70,782
	Sinosteel New Materials Co. Ltd., Class A	22,500	31,976
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd., Class H	17,000	8,627
	Sinotrans Ltd., Class H	957,000	624,421
	Sinotruk Hong Kong Ltd.	251,000	1,234,595
	Sinotruk Jinan Truck Co. Ltd., Class A	23,586	75,561
	Sirio Pharma Co. Ltd., Class A	6,929	19,791
	Skshu Paint Co. Ltd., Class A	8,372	52,355
	Skyworth Digital Co. Ltd., Class A	21,800	40,642
*	Skyworth Group Ltd.	166,000	133,461
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	14,600	22,111
	Snowsky Salt Industry Group Co. Ltd., Class A	39,600	40,184

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	SOHO China Ltd.	692,800	$39,424
	Soho Holly Futures Co. Ltd., Class H	40,000	14,730
	Sokan New Materials Group Co. Ltd., Class A	4,228	22,328
	Solareast Holdings Co. Ltd., Class A	12,400	15,247
	Songcheng Performance Development Co. Ltd., Class A	43,452	49,122
	Sonoscape Medical Corp., Class A	11,230	40,129
	SooChow Securities Co. Ltd., Class A	59,610	70,375
*	South Manganese Investment Ltd.	393,000	26,778
	Southern Publishing & Media Co. Ltd., Class A	28,700	52,609
	Southwest Securities Co. Ltd., Class A	83,700	52,079
#*	So-Young International, Inc., ADR	17,368	52,451
	SPIC Green Energy Co. Ltd., Class A	31,000	29,616
*	SPIC Hydropower Co. Ltd., Class A	12,000	26,967
	Spring Airlines Co. Ltd., Class A	14,300	98,928
#	SSY Group Ltd.	631,719	185,962
	Stanley Agricultural Group Co. Ltd., Class A	36,600	58,670
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	67,500	57,662
	StarPower Semiconductor Ltd., Class A	1,920	29,297
	State Grid Information & Communication Co. Ltd., Class A	21,800	54,815
	State Grid Yingda Co. Ltd., Class A	33,900	29,531
	STO Express Co. Ltd., Class A	39,700	95,190
	Sumavision Technologies Co. Ltd., Class A	29,100	23,753
		Shares	Value»
CHINA — (Continued)
	Sumec Corp. Ltd., Class A	45,900	$82,340
#	Sun Art Retail Group Ltd.	1,159,500	215,756
	Sun King Technology Group Ltd.	470,000	97,178
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	55,184
	Sungrow Power Supply Co. Ltd., Class A	22,040	448,205
	Sunny Optical Technology Group Co. Ltd.	257,600	2,120,720
	Sunresin New Materials Co. Ltd., Class A	8,480	79,507
	Sunrise Group Co. Ltd., Class A	48,300	52,506
#*	Sunshine Lake Pharma Co. Ltd., Class H	29,587	155,616
	Sunstone Development Co. Ltd., Class A	11,200	41,042
	Suntak Technology Co. Ltd., Class A	22,600	46,255
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	48,478
	Sunwoda Electronic Co. Ltd., Class A	7,300	29,552
	Suofeiya Home Collection Co. Ltd., Class A	20,320	35,751
	Suzhou Anjie Technology Co. Ltd., Class A	22,700	55,023
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,800	325,238
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	77,300	66,921
	Suzhou Good-Ark Electronics Co. Ltd., Class A	16,100	27,664

139

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Maxwell Technologies Co. Ltd., Class A	1,200	$42,288
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	41,500	49,598
	Suzhou Secote Precision Electronic Co. Ltd., Class A	9,520	75,789
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	9,300	21,305
	Suzhou Sushi Testing Group Co. Ltd., Class A	18,000	45,016
	Suzhou TFC Optical Communication Co. Ltd., Class A	7,778	351,607
	Suzhou TZTEK Technology Co. Ltd., Class A	4,483	47,449
	Suzhou Veichi Electric Co. Ltd., Class A	3,259	32,906
*	SVG Optronics Co. Ltd., Class A	7,800	60,880
#	SY Holdings Group Ltd.	135,000	153,765
	Symphony Holdings Ltd.	630,000	113,808
*	SYoung Group Co. Ltd., Class A	10,400	39,155
	T&S Communications Co. Ltd., Class A	1,200	23,999
	Taiji Computer Corp. Ltd., Class A	12,479	31,654
*	Taiyuan Heavy Industry Co. Ltd., Class A	80,300	28,138
*	Tangrenshen Group Co. Ltd., Class A	58,137	35,450
	TangShan Port Group Co. Ltd., Class A	111,730	76,081
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	68,600	78,049
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	8,400	35,096
	Tansun Technology Co. Ltd., Class A	11,500	27,956
*	Tanwan, Inc.	71,400	139,419
		Shares	Value»
CHINA — (Continued)
	Tasly Pharmaceutical Group Co. Ltd., Class A	26,800	$59,412
	Tayho Advanced Materials Group Co. Ltd., Class A	27,400	45,562
	TCL Electronics Holdings Ltd.	443,666	857,368
	TCL Technology Group Corp., Class A	276,460	173,139
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	34,878	44,373
	TDG Holdings Co. Ltd., Class A	20,600	84,428
*††	Tech-Pro, Inc.	1,644,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	30,800	71,212
	Telling Telecommunication Holding Co. Ltd., Class A	13,900	23,868
	Ten Pao Group Holdings Ltd.	172,000	52,166
	Tencent Holdings Ltd.	611,500	37,137,762
	Tencent Music Entertainment Group, ADR	60,249	552,483
	Tencent Music Entertainment Group, Class A	5,800	26,465
	Tenfu Cayman Holdings Co. Ltd.	66,000	24,221
	Three Squirrels, Inc., Class A	10,000	28,489
	Three's Co. Media Group Co. Ltd., Class A	7,606	52,622
	Thunder Software Technology Co. Ltd., Class A	3,200	30,141
	Tian An China Investment Co. Ltd.	209,000	111,729
	Tian Lun Gas Holdings Ltd.	80,000	29,168
	Tiande Chemical Holdings Ltd.	132,000	21,540
*	Tianfeng Securities Co. Ltd., Class A	69,700	36,758
	Tiangong International Co. Ltd.	692,000	303,035

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		Shares	Value»
CHINA — (Continued)
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	8,000	$18,913
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	71,666
	Tianjin Development Holdings Ltd.	144,000	42,955
	Tianjin Port Co. Ltd., Class A	101,600	70,614
	Tianjin Port Development Holdings Ltd.	562,000	50,343
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	48,819
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	79,200	49,877
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	40,374
*	Tianma Microelectronics Co. Ltd., Class A	52,549	58,737
	Tianneng Battery Group Co. Ltd., Class A	6,417	28,735
	Tianneng Power International Ltd.	396,000	291,127
#*	Tianqi Lithium Corp., Class H	40,600	346,235
	Tianrun Industry Technology Co. Ltd., Class A	44,800	73,901
	Tianshan Aluminum Group Co. Ltd., Class A	94,287	231,842
	Tianshui Huatian Technology Co. Ltd., Class A	36,502	70,425
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	15,980
	Tibet Huayu Mining Co. Ltd., Class A	8,600	36,273
	Tibet Mineral Development Co. Ltd., Class A	8,200	46,813
		Shares	Value»
CHINA — (Continued)
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	$56,201
	Time Interconnect Technology Ltd.	229,000	605,096
	Tinergy Chemical Co. Ltd., Class A	69,635	46,836
	Tingyi Cayman Islands Holding Corp.	658,000	1,015,256
	Titan Wind Energy Suzhou Co. Ltd., Class A	29,900	52,788
	TK Group Holdings Ltd.	102,000	30,840
	TKD Science & Technology Co. Ltd., Class A	6,900	38,856
	Tofflon Science & Technology Group Co. Ltd., Class A	12,100	23,359
	Toly Bread Co. Ltd., Class A	54,000	39,442
	Tomson Group Ltd.	213,599	64,741
	Tongcheng Travel Holdings Ltd.	533,600	1,217,931
*	Tongdao Liepin Group	117,000	37,703
*	Tongding Interconnection Information Co. Ltd., Class A	22,700	52,777
	TongFu Microelectronics Co. Ltd., Class A	29,600	224,860
	Tongguan Gold Group Ltd.	426,000	156,742
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	41,846
	Tongkun Group Co. Ltd., Class A	33,200	117,931
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	50,782
	Tongling Nonferrous Metals Group Co. Ltd., Class A	211,305	192,271
*	Tongwei Co. Ltd., Class A	13,979	35,829

141

Emerging Markets Social Core Equity Portfolio
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		Shares	Value»
CHINA — (Continued)
	Tongyu Heavy Industry Co. Ltd., Class A	63,600	$29,635
	Topchoice Medical Corp., Class A	3,195	19,787
	Topsec Technologies Group, Inc., Class A	28,700	30,867
Ω	Topsports International Holdings Ltd.	628,000	240,692
	Toread Holdings Group Co. Ltd., Class A	17,300	42,371
#	Towngas Smart Energy Co. Ltd.	324,403	146,714
*	TPV Technology Co. Ltd., Class A	110,500	42,974
*Ω	Transcenta Holding Ltd.	35,000	9,941
	Transfar Zhilian Co. Ltd., Class A	52,400	44,842
	TravelSky Technology Ltd., Class H	377,500	467,390
	Triangle Tyre Co. Ltd., Class A	19,700	42,407
*	Trina Solar Co. Ltd., Class A	11,923	30,409
	Trip.com Group Ltd. (9961 HK)	64,550	3,485,633
	Trip.com Group Ltd. (TCOM US), ADR	34,794	1,886,183
*	Triumph New Energy Co. Ltd., Class H	76,000	33,687
	Triumph Science & Technology Co. Ltd., Class A	29,900	68,296
*	Truking Technology Ltd., Class A	14,700	21,190
*	Tsinghua Tongfang Co. Ltd., Class A	29,200	34,288
	TSP Wind Power Group Co. Ltd.	18,000	30,121
#*Ω	Tuhu Car, Inc.	38,300	65,286
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	0
	Tuniu Corp. TOUR US, Sponsored ADR	905	6,670
	Tuya, Inc., ADR	37,584	86,443
		Shares	Value»
CHINA — (Continued)
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,879	$44,223
	Unilumin Group Co. Ltd., Class A	36,000	33,672
#	Uni-President China Holdings Ltd.	626,966	577,089
	Unisplendour Corp. Ltd., Class A	21,140	99,621
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	9,527	53,072
*	UTour Group Co. Ltd., Class A	25,700	23,726
	V V Food & Beverage Co. Ltd., Class A	49,900	27,333
	Valiant Co. Ltd., Class A	23,100	56,287
	Vatti Corp. Ltd., Class A	25,800	22,298
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,800	29,654
*	Venustech Group, Inc., Class A	9,600	22,026
	Victory Giant Technology Huizhou Co. Ltd., Class A	7,500	366,522
	Vipshop Holdings Ltd., ADR	176,517	2,540,080
*	Visionox Technology, Inc., Class A	26,700	31,743
	Visual China Group Co. Ltd., Class A	7,400	23,763
#*	Vnet Group, Inc., ADR	50,877	422,788
*	VOYAH Automobile Technology Co. Ltd., Class H	401,444	307,522
	Walvax Biotechnology Co. Ltd., Class A	11,400	21,757
	Wangfujing Group Co. Ltd., Class A	16,700	30,288
	Wangneng Environment Co. Ltd., Class A	18,508	47,482
	Wangsu Science & Technology Co. Ltd., Class A	11,400	26,920
	Wanguo Gold Group Ltd.	424,000	611,495

142

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wanhua Chemical Group Co. Ltd., Class A	50,180	$659,771
	Want Want China Holdings Ltd.	1,909,000	1,078,037
	Wanxiang Qianchao Co. Ltd., Class A	18,920	44,909
	Warom Technology, Inc. Co., Class A	11,200	30,672
	Wasion Holdings Ltd.	210,000	728,219
	Wasu Media Holding Co. Ltd., Class A	54,100	58,780
	Weibo Corp. (9898 HK), Class A	17,020	140,912
#	Weibo Corp. (WB US), Sponsored ADR	10,541	88,650
	Weichai Power Co. Ltd., Class H	592,120	2,943,362
	Weifu High-Technology Group Co. Ltd., Class A	11,100	31,861
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,500	23,408
	Weihai Guangwei Composites Co. Ltd., Class A	13,140	63,637
#	Weilong Delicious Global Holdings Ltd.	162,800	198,016
#*Ω	Weimob, Inc.	182,000	34,235
*	WellCell Holdings Co. Ltd. 2940 HK	32,000	12,788
	Wellhope Foods Co. Ltd., Class A	33,300	34,201
	Wencan Group Co. Ltd., Class A	12,000	32,781
	Wens Foodstuff Group Co. Ltd., Class A	111,200	267,585
	Wenzhou Yihua Connector Co. Ltd., Class A	5,900	49,807
	Western Mining Co. Ltd., Class A	48,000	209,817
	Western Region Gold Co. Ltd., Class A	7,700	37,018
	Western Securities Co. Ltd., Class A	57,204	60,344
		Shares	Value»
CHINA — (Continued)
	Western Superconducting Technologies Co. Ltd., Class A	7,196	$68,448
#	Wharf Holdings Ltd.	417,000	1,380,614
	Willfar Information Technology Co. Ltd., Class A	4,075	22,391
	Winall Hi-Tech Seed Co. Ltd., Class A	9,858	12,259
	Windey Energy Technology Group Co. Ltd., Class A	18,310	43,560
*	Wingtech Technology Co. Ltd., Class A	10,000	41,149
	Winner Medical Co. Ltd., Class A	11,800	54,175
	Winning Health Technology Group Co. Ltd., Class A	16,900	21,408
	Wolong Electric Group Co. Ltd., Class A	9,960	55,366
*	World Union Group, Inc., Class A	51,000	23,324
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	4,220	64,909
	Wuhan East Lake High Technology Group Co. Ltd., Class A	17,200	22,687
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	26,980
*	Wuhan P&S Information Technology Co. Ltd., Class A	16,700	32,944
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	9,800	51,675
	Wuhu Token Science Co. Ltd., Class A	50,978	49,101
	Wuling Motors Holdings Ltd.	280,000	16,557
	WUS Printed Circuit Kunshan Co. Ltd., Class A	18,430	280,564
	Wushang Group Co. Ltd., Class A	23,500	28,927
Ω	WuXi AppTec Co. Ltd., Class H	44,800	787,042

143

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Autowell Technology Co. Ltd., Class A	5,596	$67,209
	Wuxi Best Precision Machinery Co. Ltd., Class A	16,770	71,483
	Wuxi Boton Technology Co. Ltd., Class A	11,900	40,473
	Wuxi Chipown Micro-Electronics Ltd., Class A	4,215	52,083
	Wuxi Longsheng Technology Co. Ltd., Class A	4,900	28,968
	Wuxi NCE Power Co. Ltd., Class A	7,000	41,941
	Wuxi Paike New Materials Technology Co. Ltd., Class A	2,600	40,864
	Wuxi Rural Commercial Bank Co. Ltd., Class A	56,100	47,043
	Wuxi Taiji Industry Ltd. Co., Class A	45,800	65,100
*	WuXi XDC Cayman, Inc.	90,500	687,187
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	37,582
	XCMG Construction Machinery Co. Ltd., Class A	194,900	284,725
#	XD, Inc.	50,600	406,881
	XGD, Inc., Class A	9,776	31,809
	Xiamen Amoytop Biotech Co. Ltd., Class A	4,910	41,897
	Xiamen Bank Co. Ltd., Class A	80,900	91,311
	Xiamen C & D, Inc., Class A	34,200	47,619
	Xiamen Changelight Co. Ltd., Class A	5,200	25,351
	Xiamen Faratronic Co. Ltd., Class A	4,500	78,027
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,800	25,281
	Xiamen International Airport Co. Ltd., Class A	8,094	19,107
		Shares	Value»
CHINA — (Continued)
	Xiamen Intretech, Inc., Class A	7,300	$20,632
	Xiamen ITG Group Corp. Ltd., Class A	47,400	42,952
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	52,613
	Xiamen Kingdomway Group Co., Class A	22,700	50,723
	Xiamen Port Development Co. Ltd., Class A	22,700	36,273
	Xiamen Tungsten Co. Ltd., Class A	18,778	159,768
	Xiamen Xiangyu Co. Ltd., Class A	70,700	74,792
	Xi'an Bright Laser Technologies Co. Ltd., Class A	2,763	35,573
	Xi'an Manareco New Materials Co. Ltd., Class A	4,830	28,252
	Xi'An Shaangu Power Co. Ltd., Class A	18,800	25,316
	Xi'an Triangle Defense Co. Ltd., Class A	12,200	53,325
	Xiandai Investment Co. Ltd., Class A	36,400	22,516
*	Xiangcai Co. Ltd., Class A	20,100	26,263
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,000	27,204
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,800	42,246
*Ω	Xiaomi Corp., Class B	1,485,800	5,575,018
	Xin Point Holdings Ltd.	45,000	24,507
	Xinfengming Group Co. Ltd., Class A	44,200	120,168
	Xingfa Aluminium Holdings Ltd.	49,000	46,834
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	159,000	210,443
	Xinhuanet Co. Ltd., Class A	14,820	43,763

144

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,400	$53,798
	Xinjiang Joinworld Co. Ltd., Class A	28,500	36,152
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	6,700	30,974
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	55,100	69,524
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	63,300	64,234
*	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	80,466
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	49,437
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,699	52,489
	Xinyi Energy Holdings Ltd.	1,226,194	186,855
	Xinyi Solar Holdings Ltd.	2,327,095	856,671
*	Xinzhi Group Co. Ltd., Class A	12,600	37,425
	Xizang Zhufeng Resources Co. Ltd., Class A	23,300	94,854
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	8,500	21,975
#*	XPeng, Inc., Class A	74,900	598,639
#	Xtep International Holdings Ltd.	733,608	402,931
	Xuji Electric Co. Ltd., Class A	14,300	53,025
#*	Xunlei Ltd., ADR	27,744	168,684
#*	XXF Group Holdings Ltd.	10,000	1,126
Ω	Yadea Group Holdings Ltd.	503,856	773,456
	Yangling Metron New Material, Inc., Class A	14,140	41,106
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	39,500	1,018,465
		Shares	Value»
CHINA — (Continued)
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,800	$75,987
	Yankershop Food Co. Ltd., Class A	4,760	40,965
	Yantai China Pet Foods Co. Ltd., Class A	8,400	41,447
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	26,094
	Yantai Eddie Precision Machinery Co. Ltd., Class A	10,420	35,492
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	12,300	247,214
	YanTai Shuangta Food Co. Ltd., Class A	29,400	19,651
*	Yatsen Holding Ltd., ADR	20,551	59,803
	YD Electronic Technology Co. Ltd., Class A	4,600	45,691
#*	Yeahka Ltd.	54,400	43,293
	Yealink Network Technology Corp. Ltd., Class A	15,179	81,271
*	Yechiu Metal Recycling China Ltd., Class A	47,600	28,575
	Yeebo International Holdings Ltd.	62,000	26,750
	YGSOFT, Inc., Class A	49,236	45,456
*	YH Entertainment Group	27,000	6,833
*	Yibin Tianyuan Group Co. Ltd., Class A	46,360	47,568
	Yifeng Pharmacy Chain Co. Ltd., Class A	16,431	55,852
	Yihai International Holding Ltd.	182,000	382,800
	Yinbang Clad Material Co. Ltd., Class A	11,300	23,235
	Yindu Kitchen Equipment Co. Ltd., Class A	18,035	34,453
	Yip's Chemical Holdings Ltd.	66,000	20,022

145

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yiren Digital Ltd., Sponsored ADR	42,115	$81,282
Ω	Yixin Group Ltd.	730,500	177,308
	Yixintang Pharmaceutical Group Co. Ltd., Class A	19,100	35,549
	Yizumi Holdings Co. Ltd., Class A	15,900	56,512
	Yonfer Agricultural Technology Co. Ltd., Class A	42,000	93,832
*	Yonghui Superstores Co. Ltd., Class A	32,200	18,176
	Yongjin Technology Group Co. Ltd.	13,700	38,937
	YongXing Special Materials Technology Co. Ltd., Class A	6,399	81,906
	Yotrio Group Co. Ltd., Class A	68,400	32,642
*	Youcare Pharmaceutical Group Co. Ltd., Class A	6,828	19,700
#*	Youdao, Inc., ADR	7,159	84,047
	Youngor Fashion Co. Ltd., Class A	41,200	46,387
	Youngy Co. Ltd., Class A	4,900	78,231
#	YSB, Inc.	45,600	30,214
	YTO Express Group Co. Ltd., Class A	58,500	184,318
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	24,756	33,127
#	Yuexiu Property Co. Ltd.	391,058	194,675
	Yuexiu Services Group Ltd.	47,000	10,529
	Yuexiu Transport Infrastructure Ltd.	172,752	87,986
	Yueyang Forest & Paper Co. Ltd., Class A	49,700	33,842
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	10,500	25,203
	Yum China Holdings, Inc. (9987 HK)	64,100	3,136,621
		Shares	Value»
CHINA — (Continued)
	Yum China Holdings, Inc. (YUMC US)	48,804	$2,364,554
	YUNDA Holding Group Co. Ltd., Class A	37,592	43,287
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	63,700	84,235
	Yunnan Copper Co. Ltd., Class A	47,700	134,901
	Yunnan Energy Investment Co. Ltd., Class A	24,500	41,610
*	Yunnan Energy New Material Group Co. Ltd., Class A	4,252	51,991
	Yunnan Nantian Electronics Information Co. Ltd., Class A	12,600	26,831
	Yunnan Tin Co. Ltd., Class A	30,000	156,766
	Yusys Technologies Co. Ltd., Class A	8,300	23,752
	Yutong Bus Co. Ltd., Class A	52,400	271,779
	Yutong Heavy Industries Co. Ltd., Class A	14,300	24,882
#*	Zai Lab Ltd. 9688 HK	136,500	292,962
#*	Zai Lab Ltd. ZLAB US, ADR	1,400	30,296
*	Zall Smart Commerce Group Ltd.	734,000	8,975
	Zangge Mining Co. Ltd., Class A	3,500	46,147
	Zanyu Technology Group Co. Ltd., Class A	24,900	46,745
	ZCZL Industrial Technology Group Co. Ltd., Class H	143,600	320,237
	Zengame Technology Holding Ltd.	136,000	48,819
#*	Zepp Health Corp., ADR	1,341	23,427
	Zhangjiagang Guangda Special Material Co. Ltd., Class A	9,996	29,048

146

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	$79,842
	Zhaojin Mining Industry Co. Ltd., Class H	394,000	1,447,675
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	12,200	19,393
	Zhefu Holding Group Co. Ltd., Class A	105,100	81,476
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	44,331
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	20,860	30,041
*	Zhejiang Century Huatong Group Co. Ltd., Class A	48,500	114,001
	Zhejiang Cfmoto Power Co. Ltd., Class A	2,300	92,687
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	3,200	33,148
	Zhejiang China Commodities City Group Co. Ltd., Class A	76,400	148,889
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	176,410
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	57,505
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,500	85,074
	Zhejiang Dafeng Industry Co. Ltd., Class A	10,900	19,933
	Zhejiang Dahua Technology Co. Ltd., Class A	30,700	83,512
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	35,145
		Shares	Value»
CHINA — (Continued)
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	$63,487
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	31,600	54,264
	Zhejiang Expressway Co. Ltd., Class H	553,399	548,518
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	49,313
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	7,280	21,005
*	Zhejiang Great Southeast Co. Ltd., Class A	43,600	25,792
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	27,000	26,154
	Zhejiang Hailiang Co. Ltd., Class A	29,100	76,824
	Zhejiang Hailide New Material Co. Ltd., Class A	45,600	41,360
	Zhejiang HangKe Technology, Inc. Co., Class A	3,876	18,190
	Zhejiang Hangmin Co. Ltd., Class A	40,400	42,142
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	30,700	28,535
	Zhejiang Huace Film & Television Co. Ltd., Class A	32,400	41,609
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	24,810	59,276
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	14,600	36,490
	Zhejiang Huangma Technology Co. Ltd., Class A	25,700	57,402
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	28,900	53,874

147

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huayou Cobalt Co. Ltd., Class A	27,540	$271,176
	Zhejiang International Group Co. Ltd., Class A	10,600	16,486
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	75,576
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	8,300	35,242
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	43,460
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	12,700	33,237
	Zhejiang Jingu Co. Ltd., Class A	27,600	50,404
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	27,120	58,793
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	89,654
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	16,400	33,302
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	20,500	45,746
	Zhejiang Juhua Co. Ltd., Class A	29,500	158,874
	Zhejiang Lante Optics Co. Ltd., Class A	8,359	94,370
	Zhejiang Longsheng Group Co. Ltd., Class A	39,900	76,804
	Zhejiang Medicine Co. Ltd., Class A	30,400	64,947
*	Zhejiang Narada Power Source Co. Ltd., Class A	14,200	18,468
	Zhejiang NHU Co. Ltd., Class A	55,176	281,668
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	6,090	$19,941
	Zhejiang Orient Holdings Group Co. Ltd., Class A	41,140	33,886
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	17,500	34,625
	Zhejiang Runtu Co. Ltd., Class A	31,900	50,878
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,940	82,770
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	5,500	52,719
	Zhejiang Semir Garment Co. Ltd., Class A	92,000	81,717
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	63,800	48,848
	Zhejiang Shibao Co. Ltd., Class H	38,000	22,138
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	6,700	17,200
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	5,200	30,129
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	16,856	55,921
	Zhejiang Southeast Space Frame Co. Ltd., Class A	25,600	31,944
	Zhejiang Sunoren Solar Technology Co. Ltd.	17,400	24,871
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	35,000	30,599
	Zhejiang Supor Co. Ltd., Class A	6,400	44,133
	Zhejiang Taihua New Material Group Co. Ltd., Class A	45,500	60,569

148

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	8,720	$26,910
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	16,500	33,075
Zhejiang Wanliyang Co. Ltd., Class A	39,600	41,355
Zhejiang Wanma Co. Ltd., Class A	22,800	43,313
Zhejiang Wansheng Co. Ltd., Class A	21,800	41,605
Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	111,177
Zhejiang Weixing Industrial Development Co. Ltd., Class A	43,900	64,323
Zhejiang Weixing New Building Materials Co. Ltd., Class A	32,400	52,594
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	9,600	35,827
Zhejiang XCC Group Co. Ltd., Class A	2,400	23,585
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	27,740	50,990
Zhejiang Xinao Textiles, Inc., Class A	21,700	27,705
Zhejiang Xinhua Chemical Co. Ltd., Class A	5,600	28,198
Zhejiang Yasha Decoration Co. Ltd., Class A	35,500	21,739
Zhejiang Yinlun Machinery Co. Ltd., Class A	15,000	101,990
Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,100	27,072
Zhejiang Yonghe Refrigerant Co. Ltd., Class A	14,700	58,110
		Shares	Value»
CHINA — (Continued)
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	3,840	$29,764
	Zhende Medical Co. Ltd., Class A	4,700	63,429
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	39,700	24,781
	Zhengzhou GL Tech Co. Ltd., Class A	10,900	57,555
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	65,200	49,064
	Zheshang Securities Co. Ltd., Class A	46,200	66,842
*	Zhewen Interactive Group Co. Ltd., Class A	22,400	33,016
#*	Zhihu, Inc.	18,100	19,259
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	328,200	493,177
	Zhongji Innolight Co. Ltd., Class A	11,480	1,449,611
	Zhongjin Gold Corp. Ltd., Class A	65,000	249,266
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	16,900	83,563
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	45,800	63,179
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,500	33,525
	Zhongsheng Group Holdings Ltd.	226,500	206,758
	Zhongtai Securities Co. Ltd., Class A	74,200	65,560
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	15,400	27,030
	ZhongYeDa Electric Co. Ltd., Class A	15,900	23,668
	Zhongyin Babi Food Co. Ltd., Class A	9,500	32,358

149

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Zhongyu Energy Holdings Ltd.	161,455	$56,265
Ω	Zhongyuan Bank Co. Ltd., Class H	386,000	16,278
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,900	24,664
Ω	Zhou Hei Ya International Holdings Co. Ltd.	303,000	56,982
	Zhuhai Huafa Properties Co. Ltd., Class A	67,565	34,308
	Zhuhai Port Co. Ltd., Class A	27,500	20,926
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	120,650	551,270
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	7,700	55,474
	Zhuzhou Huarui Precision Cutting Tools Co. Ltd., Class A	1,419	29,701
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	58,645
*	Zhuzhou Smelter Group Co. Ltd., Class A	38,600	151,109
	Zhuzhou Times New Material Technology Co. Ltd., Class A	36,600	64,549
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	80,700	77,902
	ZJAMP Group Co. Ltd., Class A	32,900	44,193
	ZJMI Environmental Energy Co. Ltd., Class A	23,500	48,309
	Zkteco Co. Ltd., Class A	6,960	31,654
*	Zonqing Environmental Ltd.	24,000	827
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	348,200	350,669
	ZTO Express Cayman, Inc. (2057 HK)	96,500	2,445,199
		Shares	Value»
CHINA — (Continued)
	ZTO Express Cayman, Inc. (ZTO US), ADR	37,307	$954,686
	ZWSOFT Co. Ltd. Guangzhou, Class A	2,037	16,955
Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	27,500	81,024
TOTAL CHINA			471,494,799
COLOMBIA — (0.1%)
	Almacenes Exito SA	68,544	79,499
	Bolsa de Valores de Colombia	3,425	14,233
	Celsia SA	49,776	68,402
*	Corp. Financiera Colombiana SA	75,704	322,498
	Grupo Cibest SA CIB US, ADR	10,886	742,316
	Grupo Cibest SA CIBEST CB	28,040	581,378
	Grupo Energia Bogota SA ESP	118,639	99,287
	Interconexion Electrica SA ESP	23,158	179,103
	Mineros SA	75,622	281,830
	Organizacion Terpel SA	22,667	110,267
	Promigas SA ESP	54,983	95,505
TOTAL COLOMBIA			2,574,318
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,284	654,489
Ω	Moneta Money Bank AS	59,244	521,523
TOTAL CZECH REPUBLIC			1,176,012
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	240,878	603,873
	EFG Holding SAE (EFGD LI), GDR	2,386	2,862
	EFG Holding SAE (EFGZF US), GDR	12,944	15,533
TOTAL EGYPT			622,268

150

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (0.5%)
#	Aegean Airlines SA	11,758	$154,177
*	Aktor SA Holding Co. Technical & Energy Projects	10,491	133,512
	Alpha Bank SA	230,842	926,421
	Athens International Airport SA	13,472	153,615
	Athens Water Supply & Sewage Co. SA	9,002	108,684
	Autohellas Tourist & Trading SA	8,695	110,627
#	Avax SA	16,792	60,291
	Bank of Greece	7,492	131,196
	Cenergy Holdings SA	10,472	294,754
	Ellaktor SA	32,777	50,818
	ElvalHalcor SA	13,516	63,209
	Eurobank SA	315,815	1,374,127
	Fourlis Holdings SA	15,692	83,753
	GEK Terna SA	9,236	443,851
	Hellenic Telecommunications Organization SA	18,644	398,606
	Helleniq Energy Holdings SA	38,765	447,487
	Ideal Holdings SA	7,920	54,307
#	Intracom Holdings SA	22,109	86,555
	Jumbo SA	28,784	785,649
	Kri-Kri Milk Industry SA	1,661	48,078
*	LAMDA Development SA	19,965	142,221
	Lavipharm SA	6,412	11,675
*	Metlen Energy & Metals PLC	19,426	801,882
	Motor Oil Hellas Corinth Refineries SA	23,981	1,070,399
	National Bank of Greece SA	60,618	960,696
	Optima bank SA	59,521	622,712
	Piraeus Port Authority SA	2,978	132,170
	Profile Systems & Software SA	3,107	27,526
	Quest Holdings SA	9,331	76,700
	Sarantis SA	7,488	125,570
	Thrace Plastics Holding & Co.	7,009	33,806
TOTAL GREECE			9,915,074
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	677,140	86,779
		Shares	Value»
HUNGARY — (0.3%)
#*	4iG Nyrt	18,019	$135,197
	ANY Security Printing Co.	2,273	54,128
	Magyar Telekom Telecommunications PLC	107,075	848,172
#*	MASTERPLAST Nyrt	1,200	9,950
	MOL Hungarian Oil & Gas PLC	69,746	931,541
#	Opus Global Nyrt	61,769	65,409
	OTP Bank Nyrt	33,022	4,429,205
TOTAL HUNGARY			6,473,602
INDIA — (11.7%)
	360 ONE WAM Ltd.	25,876	284,587
	3M India Ltd.	550	193,899
*	5Paisa Capital Ltd.	3,217	11,677
	63 Moons Technologies Ltd.	10,324	81,829
	Aarti Industries Ltd.	40,043	215,069
	Aarti Pharmalabs Ltd.	14,254	112,786
*	Aavas Financiers Ltd.	16,276	238,926
	ABB India Ltd.	5,131	393,531
	Accelya Solutions India Ltd.	1,695	20,809
	Action Construction Equipment Ltd.	13,166	123,472
	Acutaas Chemicals Ltd.	6,198	170,251
*	Adani Energy Solutions Ltd.	47,122	671,271
*	Adani Green Energy Ltd.	13,086	170,871
	Adani Total Gas Ltd.	21,853	146,925
	ADF Foods Ltd.	14,496	40,530
*	Aditya Birla Capital Ltd.	137,298	502,877
*	Aditya Birla Fashion & Retail Ltd.	88,098	59,791
*	Aditya Birla Lifestyle Brands Ltd.	88,098	96,203
	Aditya Birla Sun Life Asset Management Co. Ltd.	17,951	193,102
	Advanced Enzyme Technologies Ltd.	16,547	60,396
	Advent Hotels International Pvt Ltd.	467	758
	Aegis Logistics Ltd.	42,751	317,762
	Aeroflex Industries Ltd.	11,464	36,974
	AGI Greenpac Ltd.	11,688	78,388

151

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	AGI Infra Ltd.	8,486	$35,397
	Ahluwalia Contracts India Ltd.	8,799	83,301
	AIA Engineering Ltd.	9,271	387,598
	Ajanta Pharma Ltd.	11,554	345,528
	Alembic Ltd.	38,303	37,459
	Alembic Pharmaceuticals Ltd.	26,863	214,086
	Alkyl Amines Chemicals	4,362	69,833
	Allcargo Global Ltd.	119,419	29,278
*	Allcargo Logistics Ltd.	220,660	22,457
	Amara Raja Energy & Mobility Ltd.	46,962	434,188
*	Amber Enterprises India Ltd.	4,652	395,275
	Amrutanjan Health Care Ltd.	2,676	16,090
	Anant Raj Ltd.	34,148	176,210
	Andhra Sugars Ltd.	25,805	26,805
*Ω	Antony Waste Handling Cell Ltd.	4,805	26,025
	Anup Engineering Ltd.	2,718	58,899
	Anupam Rasayan India Ltd.	4,218	59,733
	Apar Industries Ltd.	7,040	921,839
	Apcotex Industries Ltd.	5,022	21,046
	APL Apollo Tubes Ltd.	36,986	746,585
	Apollo Tyres Ltd.	175,926	761,466
	Aptus Value Housing Finance India Ltd.	95,228	262,253
*	Arman Financial Services Ltd.	1,579	24,818
	Arvind Fashions Ltd.	29,874	140,892
	Arvind Ltd.	105,484	444,627
	Arvind SmartSpaces Ltd.	3,774	24,698
	Ashapura Minechem Ltd.	18,476	123,313
	Ashiana Housing Ltd.	11,519	41,764
	Ashok Leyland Ltd.	1,102,600	1,900,514
*	Ashoka Buildcon Ltd.	95,706	136,017
*	Asian Granito India Ltd.	41,106	28,474
	Asian Paints Ltd.	26,873	698,881
	Astral Ltd.	10,222	165,960
	AstraZeneca Pharma India Ltd.	1,166	101,861
	Atul Ltd.	4,562	329,228
		Shares	Value»
INDIA — (Continued)
Ω	AU Small Finance Bank Ltd.	51,739	$554,345
	AurionPro Solutions Ltd.	6,261	57,892
	Automotive Axles Ltd.	1,422	27,577
	Avadh Sugar & Energy Ltd.	2,111	10,972
*Ω	Avalon Technologies Ltd.	3,316	37,370
	Avantel Ltd.	15,640	24,559
	Avanti Feeds Ltd.	16,476	242,201
*Ω	Avenue Supermarts Ltd.	7,352	359,103
*	AvenuesAI Ltd.	533,621	78,200
*	AWL Agri Business Ltd.	73,982	153,386
	Axis Bank Ltd. (AXSB IN)	285,661	3,853,198
*	AXISCADES Technologies Ltd.	4,408	93,902
	Bajaj Auto Ltd.	8,941	948,913
*	Bajaj Consumer Care Ltd.	16,775	79,945
	Bajaj Finance Ltd.	397,193	3,956,542
	Bajaj Finserv Ltd.	46,303	853,797
	Bajaj Holdings & Investment Ltd.	4,816	522,397
	Balaji Amines Ltd.	2,405	34,099
	Balkrishna Industries Ltd.	20,605	471,448
	Balmer Lawrie & Co. Ltd.	19,648	39,303
	Balrampur Chini Mills Ltd.	58,543	323,343
	Balu Forge Industries Ltd.	4,878	28,128
	Banco Products India Ltd.	39,738	259,471
Ω	Bandhan Bank Ltd.	191,574	408,058
	Bank of Baroda	181,125	506,572
	Bank of India	146,663	217,712
	Bank of Maharashtra	297,267	247,355
	Bannari Amman Sugars Ltd.	1,410	55,241
	BASF India Ltd.	3,315	127,831
	Bata India Ltd.	10,537	80,092
	BEML Ltd.	9,058	171,886
	Berger Paints India Ltd.	46,058	229,810
*	BF Utilities Ltd.	5,676	33,327
	Bhagiradha Chemicals & Industries Ltd.	9,947	27,595
	Bhansali Engineering Polymers Ltd.	46,651	47,338

152

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Bijlee Ltd.	2,346	$77,607
	Bharat Petroleum Corp. Ltd.	210,876	674,260
	Bharat Rasayan Ltd.	1,360	19,965
	Bharti Airtel Ltd.	354,061	7,093,408
	BirlaNu Ltd.	1,670	23,906
	Birlasoft Ltd.	51,477	201,351
	Black Box Ltd.	15,673	106,829
	BLS International Services Ltd.	14,672	43,184
	Blue Dart Express Ltd.	1,527	88,129
	Blue Star Ltd.	27,097	511,175
	Bombay Burmah Trading Co.	10,149	160,963
	Bombay Dyeing & Manufacturing Co. Ltd.	32,017	38,400
*	Borosil Ltd.	15,289	39,622
*	Borosil Renewables Ltd.	12,458	66,358
	Bosch Ltd.	501	191,404
	Brigade Enterprises Ltd.	24,541	204,084
*	Brightcom Group Ltd.	497,552	49,948
	Britannia Industries Ltd.	20,607	1,244,970
	BSE Ltd.	46,218	1,782,449
*	Camlin Fine Sciences Ltd.	28,509	38,517
	Campus Activewear Ltd.	24,811	65,553
	Can Fin Homes Ltd.	51,290	473,204
	Canara Bank	461,269	658,587
	Cantabil Retail India Ltd.	4,993	12,729
*	Capacit'e Infraprojects Ltd.	19,654	52,565
	Capital Small Finance Bank Ltd.	8,638	25,576
	Carborundum Universal Ltd.	32,120	326,326
	Care Ratings Ltd.	6,938	122,208
*	Cartrade Tech Ltd.	14,105	242,568
	Carysil Ltd.	3,723	35,373
	Castrol India Ltd.	95,553	186,944
	CCL Products India Ltd.	36,971	442,879
	CE Info Systems Ltd.	3,463	33,775
	Ceat Ltd.	12,317	450,575
	Cello World Ltd.	4,589	20,379
	Cemindia Projects Ltd.	59,136	510,968
		Shares	Value»
INDIA — (Continued)
	Central Depository Services India Ltd.	36,308	$490,240
	Centum Electronics Ltd.	1,210	36,413
	Century Enka Ltd.	5,604	24,950
	Century Plyboards India Ltd.	23,303	197,298
	Cera Sanitaryware Ltd.	1,693	93,741
	CG Power & Industrial Solutions Ltd.	60,783	522,530
	Chalet Hotels Ltd.	22,974	183,284
	Chambal Fertilisers & Chemicals Ltd.	80,671	372,154
*	Chemplast Sanmar Ltd.	14,866	35,953
	Chennai Petroleum Corp. Ltd.	12,198	145,035
*	Choice International Ltd.	15,010	105,449
	Cholamandalam Financial Holdings Ltd.	41,710	682,914
	Cholamandalam Investment & Finance Co. Ltd.	81,658	1,360,248
	CIE Automotive India Ltd.	64,286	322,838
*	Cigniti Technologies Ltd.	2,829	35,529
	City Union Bank Ltd.	133,340	381,189
	Clean Science & Technology Ltd.	10,546	91,737
	CMS Info Systems Ltd.	47,881	146,658
	Coforge Ltd.	44,945	572,318
	Colgate-Palmolive India Ltd.	21,892	485,891
	Computer Age Management Services Ltd.	68,625	538,372
	Concord Biotech Ltd.	4,400	53,062
	Container Corp. of India Ltd.	36,688	197,428
	Coromandel International Ltd.	35,729	754,591
	Cosmo First Ltd.	5,699	43,014
	Craftsman Automation Ltd.	4,715	383,189
*	CreditAccess Grameen Ltd.	28,447	390,903
	CRISIL Ltd.	5,301	240,061

153

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Crompton Greaves Consumer Electricals Ltd.	196,176	$564,364
*	CSB Bank Ltd.	25,878	105,518
	Cummins India Ltd.	18,773	1,046,599
	Cyient Ltd.	27,536	254,806
*Ω	D.P. Abhushan Ltd.	1,724	18,920
	Dabur India Ltd.	78,020	365,241
*	Dalmia Bharat Refractories Ltd.	192	0
	Datamatics Global Services Ltd.	6,005	47,015
	DB Corp. Ltd.	34,540	78,758
	DCB Bank Ltd.	94,744	188,190
*	DCM Shriram International Ltd.	11,158	7,706
	DCM Shriram Ltd.	12,202	155,737
	Deep Industries Ltd.	4,293	22,117
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	440,980
	Deepak Nitrite Ltd.	16,234	299,274
*	Delhivery Ltd.	127,620	630,597
*	Devyani International Ltd.	57,654	76,393
*	Dhanlaxmi Bank Ltd.	144,571	46,835
	Dhanuka Agritech Ltd.	6,445	73,669
*	Digitide Solutions Ltd.	28,544	29,173
Ω	Dilip Buildcon Ltd.	12,931	63,005
*	Dishman Carbogen Amcis Ltd.	29,525	57,526
	Divi's Laboratories Ltd.	9,338	643,072
	Dixon Technologies India Ltd.	7,922	942,629
	DLF Ltd.	53,430	332,667
	Dodla Dairy Ltd.	6,768	78,189
	Doms Industries Ltd.	414	10,057
Ω	Dr. Lal PathLabs Ltd.	20,824	302,993
*	Dredging Corp. of India Ltd.	1,423	14,211
	Dynacons Systems & Solutions Ltd.	1,573	18,098
	eClerx Services Ltd.	20,509	310,624
	Edelweiss Financial Services Ltd.	272,403	329,083
	Eicher Motors Ltd.	19,736	1,485,242
*	EID Parry India Ltd.	50,617	452,744
	EIH Associated Hotels	10,998	37,716
	Eimco Elecon India Ltd.	1,176	19,823
		Shares	Value»
INDIA — (Continued)
	Elecon Engineering Co. Ltd.	25,763	$138,790
*	Electronics Mart India Ltd.	9,644	12,813
	Elgi Equipments Ltd.	50,864	295,028
	Emami Ltd.	76,927	362,430
*	Embassy Developments Ltd.	187,647	91,497
	Emcure Pharmaceuticals Ltd.	9,336	167,703
Ω	Endurance Technologies Ltd.	10,957	270,710
	Engineers India Ltd.	89,990	241,170
	EPL Ltd.	65,458	157,485
*Ω	Equitas Small Finance Bank Ltd.	200,341	141,462
*Ω	Eris Lifesciences Ltd.	16,152	225,423
	ESAB India Ltd.	1,997	132,937
	Escorts Kubota Ltd.	5,763	199,995
*	Eternal Ltd.	86,475	226,508
*	Eureka Forbes Ltd.	16,590	88,729
	Eveready Industries India Ltd.	7,960	28,022
	Exide Industries Ltd.	137,516	523,249
	FDC Ltd.	24,242	94,290
	Federal Bank Ltd.	476,979	1,453,565
	FIEM Industries Ltd.	5,054	116,585
	Filatex India Ltd.	60,404	29,264
	Fine Organic Industries Ltd.	2,787	136,277
	Fineotex Chemical Ltd.	113,140	27,623
	Finolex Cables Ltd.	22,510	235,785
	Finolex Industries Ltd.	82,761	150,911
	Firstsource Solutions Ltd.	138,933	314,201
	Force Motors Ltd.	2,387	505,340
*	FSN E-Commerce Ventures Ltd.	171,684	485,558
*	Fusion Finance Ltd.	27,471	55,717
	G R Infraprojects Ltd.	7,489	73,822
	Gabriel India Ltd.	40,888	444,438
	GAIL India Ltd. (GAIL IN)	401,139	696,008
	Galaxy Surfactants Ltd.	2,973	58,824
	Ganesh Housing Ltd.	7,860	54,978
	Ganesha Ecosphere Ltd.	4,744	52,541
	Garware Hi-Tech Films Ltd.	2,001	84,934
	Garware Technical Fibres Ltd.	18,351	119,342

154

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gateway Distriparks Ltd.	106,776	$65,224
	GE Vernova T&D India Ltd.	23,599	1,112,320
*	Genesys International Corp. Ltd.	5,899	16,827
	Genus Power Infrastructures Ltd.	26,208	86,663
	Geojit Financial Services Ltd.	65,181	44,687
	GHCL Textiles Ltd.	44,127	42,194
	GIC Housing Finance Ltd.	19,511	31,216
	Gillette India Ltd.	2,210	186,380
	GlaxoSmithKline Pharmaceuticals Ltd.	12,096	300,211
	GMM Pfaudler Ltd.	7,968	75,977
*	GMR Airports Ltd.	381,859	388,399
*	Go Fashion India Ltd.	7,598	23,097
	Godawari Power & Ispat Ltd.	83,719	263,277
Ω	Godrej Agrovet Ltd.	13,078	82,927
*	Godrej Properties Ltd.	17,977	348,479
*	Gokaldas Exports Ltd.	13,092	98,943
*	Gokul Agro Resources Ltd.	21,698	53,625
	Goldiam International Ltd.	15,377	61,633
	Goodluck India Ltd.	2,454	32,520
	Granules India Ltd.	63,408	470,686
	Graphite India Ltd.	24,955	185,723
	Gravita India Ltd.	1,411	24,342
	Great Eastern Shipping Co. Ltd.	59,189	990,519
	Greaves Cotton Ltd.	32,582	57,066
	Greenlam Industries Ltd.	26,310	63,478
*	Greenpanel Industries Ltd.	19,079	46,305
	Greenply Industries Ltd.	26,592	74,399
	Grindwell Norton Ltd.	11,681	192,382
	Gufic Biosciences Ltd.	2,910	8,760
	Gujarat Alkalies & Chemicals Ltd.	9,783	82,318
	Gujarat Ambuja Exports Ltd.	51,294	84,321
	Gujarat Fluorochemicals Ltd.	3,595	136,550
	Gujarat Gas Ltd.	25,156	101,517
		Shares	Value»
INDIA — (Continued)
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,368	$21,812
	Gujarat Pipavav Port Ltd.	87,215	143,326
	Gujarat State Fertilizers & Chemicals Ltd.	86,135	155,870
	Gujarat State Petronet Ltd.	198,246	598,271
	Gulf Oil Lubricants India Ltd.	7,667	80,152
	Gulshan Chemfill Ltd.	4,367	1,240
	Happiest Minds Technologies Ltd.	18,106	71,606
	Hariom Pipe Industries Ltd.	2,177	7,685
Ω	Harsha Engineers Ltd.	5,187	21,202
*	Hathway Cable & Datacom Ltd.	233,385	27,060
	Hatsun Agro Product Ltd.	20,166	205,655
	Havells India Ltd.	29,204	383,215
	HBL Engineering Ltd.	50,188	424,092
	HCL Technologies Ltd.	197,103	2,511,748
Ω	HDFC Asset Management Co. Ltd.	40,180	1,155,865
	HDFC Bank Ltd.	1,082,492	8,888,772
Ω	HDFC Life Insurance Co. Ltd.	36,331	226,475
	HEG Ltd.	35,055	219,863
	Heritage Foods Ltd.	16,533	62,861
	Hero MotoCorp Ltd. (HMCL IN)	26,740	1,448,064
	HFCL Ltd.	262,881	323,646
	HG Infra Engineering Ltd.	9,211	58,303
	Hikal Ltd.	17,123	34,163
	Himadri Speciality Chemical Ltd.	62,482	402,210
	Himatsingka Seide Ltd.	28,946	27,237
*	Hinduja Global Solutions Ltd.	3,017	12,975
*	Hindustan Construction Co. Ltd.	359,038	84,336
	Hindustan Copper Ltd.	60,962	349,303
*	Hindustan Foods Ltd.	9,700	50,362

155

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Unilever Ltd.	64,353	$1,531,953
*	Hindware Home Innovation Ltd.	10,616	24,169
	Hitachi Energy India Ltd.	1,645	584,821
	HI-Tech Pipes Ltd.	35,076	34,408
Ω	Home First Finance Co. India Ltd.	23,542	290,835
	Honda India Power Products Ltd.	1,269	31,075
	Housing & Urban Development Corp. Ltd.	19,548	46,418
	HPL Electric & Power Ltd.	4,627	17,426
*	Hubtown Ltd.	13,811	29,433
	ICICI Bank Ltd. (IBN US), Sponsored ADR	180,261	4,793,153
	ICICI Bank Ltd. (ICICIBC IN)	436,726	5,870,810
Ω	ICICI Lombard General Insurance Co. Ltd.	15,826	294,866
Ω	ICICI Prudential Life Insurance Co. Ltd.	25,817	140,036
	ICRA Ltd.	254	14,576
*	ideaForge Technology Ltd.	4,022	26,121
	IDFC First Bank Ltd.	949,822	701,867
*	IFB Industries Ltd.	2,707	32,460
*	IFCI Ltd.	223,108	138,689
	IFGL Refractories Ltd.	1,946	3,917
	IIFL Capital Services Ltd.	90,784	302,669
	IIFL Finance Ltd.	119,531	583,999
*	Imagicaaworld Entertainment Ltd.	27,765	13,343
	India Nippon Electricals Ltd.	1,257	10,475
	India Power Corp. Ltd.	152,487	16,272
Ω	IndiaMart InterMesh Ltd.	7,524	167,175
	Indian Bank	55,050	495,181
Ω	Indian Energy Exchange Ltd.	121,588	160,895
	Indian Hotels Co. Ltd.	80,128	541,765
	Indian Hume Pipe Co. Ltd.	3,798	13,055
	Indian Oil Corp. Ltd.	285,313	430,090
		Shares	Value»
INDIA — (Continued)
	Indian Railway Catering & Tourism Corp. Ltd.	46,238	$265,083
Ω	Indian Railway Finance Corp. Ltd.	172,722	191,821
	Indigo Paints Ltd.	6,455	59,024
	Indo Count Industries Ltd.	37,669	112,327
	Indoco Remedies Ltd.	12,559	27,836
*Ω	IndoStar Capital Finance Ltd.	8,296	17,757
	Indraprastha Gas Ltd.	139,131	243,783
*	Indus Towers Ltd.	419,263	1,819,397
*	IndusInd Bank Ltd.	64,178	625,824
	Info Edge India Ltd.	60,455	621,233
	Infosys Ltd. (INFO IN)	614,745	7,744,335
#	Infosys Ltd. (INFY US), Sponsored ADR	77,674	967,818
	Ingersoll Rand India Ltd.	3,395	158,570
*	Inox Green Energy Services Ltd.	22,397	42,747
*	Inox Wind Ltd.	169,925	182,307
	Insecticides India Ltd.	4,268	31,593
	Intellect Design Arena Ltd.	28,296	223,809
Ω	InterGlobe Aviation Ltd.	26,085	1,192,610
	IOL Chemicals & Pharmaceuticals Ltd.	55,655	55,609
	ION Exchange India Ltd.	21,232	89,512
	IRB Infrastructure Developers Ltd.	810,190	185,598
Ω	IRCON International Ltd.	93,676	152,050
	ISGEC Heavy Engineering Ltd.	9,833	112,094
*	ITC Hotels Ltd.	53,635	91,527
	J Kumar Infraprojects Ltd.	25,319	139,195
	Jai Corp. Ltd.	15,624	19,072
*	Jain Irrigation Systems Ltd.	81,211	28,036
	Jammu & Kashmir Bank Ltd.	175,864	241,651
	Jamna Auto Industries Ltd.	69,126	89,102
	Jash Engineering Ltd.	7,348	32,721
	JB Chemicals & Pharmaceuticals Ltd.	27,832	601,936

156

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JBM Auto Ltd.	12,945	$86,308
	Jeena Sikho Lifecare Ltd.	7,243	51,705
	Jindal Saw Ltd.	106,358	252,875
	Jindal Stainless Ltd.	128,051	1,042,733
	Jio Financial Services Ltd.	206,766	540,866
*	JITF Infralogistics Ltd.	4,303	13,631
	JK Paper Ltd.	31,803	121,098
	JK Tyre & Industries Ltd.	53,575	233,418
	JM Financial Ltd.	203,225	297,051
	JSW Dulux Ltd.	3,917	122,263
	JTEKT India Ltd.	26,866	38,848
	JTL Industries Ltd.	26,684	22,136
	Jubilant Foodworks Ltd.	85,611	433,614
	Jubilant Ingrevia Ltd.	23,286	173,461
	Jubilant Pharmova Ltd.	29,820	294,339
	Jupiter Wagons Ltd.	14,416	43,150
*	Just Dial Ltd.	7,474	41,884
	Jyothy Labs Ltd.	48,166	135,738
*	Jyoti Structures Ltd.	308,660	43,783
	Kajaria Ceramics Ltd.	25,343	316,577
	Kalpataru Projects International Ltd.	54,286	718,447
	Kalyan Jewellers India Ltd.	48,231	211,010
	Kansai Nerolac Paints Ltd.	42,318	87,729
	Karnataka Bank Ltd.	70,415	199,991
	Karur Vysya Bank Ltd.	265,564	821,760
	Kaveri Seed Co. Ltd.	10,033	103,230
	KDDL Ltd.	1,648	41,393
	KEC International Ltd.	50,474	298,982
	KEI Industries Ltd.	7,723	398,893
*	Kellton Tech Solutions Ltd.	98,660	16,222
	Kennametal India Ltd.	1,109	31,964
	Kewal Kiran Clothing Ltd.	6,875	34,765
	Keystone Realtors Ltd.	5,511	22,918
	Kfin Technologies Ltd.	18,021	172,171
*	Kiri Industries Ltd.	10,537	45,958
	Kirloskar Brothers Ltd.	11,468	210,402
	Kirloskar Ferrous Industries Ltd.	21,614	99,280
	Kirloskar Industries Ltd.	556	19,361
		Shares	Value»
INDIA — (Continued)
	Kirloskar Oil Engines Ltd.	31,023	$560,127
	Kirloskar Pneumatic Co. Ltd.	8,928	140,922
	Kitex Garments Ltd.	17,026	30,077
	KNR Constructions Ltd.	39,037	51,957
*	Kolte-Patil Developers Ltd.	11,761	47,712
	Kotak Mahindra Bank Ltd.	283,840	1,154,106
	KP Energy Ltd.	6,753	25,793
	KPIT Technologies Ltd.	43,029	346,789
	KPR Mill Ltd.	33,229	330,198
	KRBL Ltd.	25,358	98,185
	Krishana Phoschem Ltd.	2,907	18,646
	Krsnaa Diagnostics Ltd.	8,390	51,937
	KSB Ltd.	17,455	179,545
*	Kwality Wall's India Ltd.	64,353	18,645
	L&T Finance Ltd.	198,688	590,949
Ω	L&T Technology Services Ltd.	5,962	230,058
	LA Opala RG Ltd.	10,121	19,209
	Landmark Cars Ltd.	3,310	14,039
Ω	Laurus Labs Ltd.	35,466	416,159
	Laxmi Organic Industries Ltd.	32,800	50,517
*Ω	Lemon Tree Hotels Ltd.	108,716	135,858
	LG Balakrishnan & Bros Ltd.	13,711	257,581
	LIC Housing Finance Ltd.	127,118	747,004
	Lloyds Enterprises Ltd.	23,564	16,962
	Lloyds Metals & Energy Ltd.	27,866	518,400
	LMW Ltd.	679	103,600
Ω	Lodha Developers Ltd.	22,633	214,684
	LT Foods Ltd.	85,633	390,350
Ω	LTM Ltd.	13,941	632,204
	Lumax Auto Technologies Ltd.	16,888	290,863
	Lumax Industries Ltd.	1,385	74,899
	Madhya Bharat Agro Products Ltd.	9,079	50,210
	Mahanagar Gas Ltd.	14,076	168,645
	Maharashtra Scooters Ltd.	1,043	134,749

157

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Maharashtra Seamless Ltd.	14,789	$100,145
	Mahindra & Mahindra Financial Services Ltd.	145,172	478,593
	Mahindra & Mahindra Ltd.	134,434	4,404,368
*	Mahindra Holidays & Resorts India Ltd.	23,517	61,513
	Mahindra Lifespace Developers Ltd.	39,206	140,632
Ω	Mahindra Logistics Ltd.	16,004	68,256
*	Man Industries India Ltd.	11,126	62,550
	Man Infraconstruction Ltd.	41,881	53,422
	Manali Petrochemicals Ltd.	16,182	9,153
	Manappuram Finance Ltd.	314,625	986,373
	Manorama Industries Ltd.	2,965	46,935
	Marico Ltd.	108,685	891,091
	Maruti Suzuki India Ltd.	14,284	2,016,105
Ω	MAS Financial Services Ltd.	23,631	85,158
	Mastek Ltd.	6,683	120,677
*	Max Estates Ltd.	5,336	21,965
*	Max Financial Services Ltd.	17,808	299,373
	Mayur Uniquoters Ltd.	9,607	55,748
	Mazagon Dock Shipbuilders Ltd.	5,407	156,675
*Ω	Medi Assist Healthcare Services Ltd.	13,322	48,279
*	Medplus Health Services Ltd.	20,782	193,150
*	Meghmani Organics Ltd.	31,708	16,524
	Metro Brands Ltd.	4,544	49,216
Ω	Metropolis Healthcare Ltd.	24,756	125,145
	Minda Corp. Ltd.	35,037	191,937
Ω	Mishra Dhatu Nigam Ltd.	11,716	48,624
	MM Forgings Ltd.	9,428	48,815
	MOIL Ltd.	17,256	56,740
	Mold-Tek Packaging Ltd.	5,289	31,501
		Shares	Value»
INDIA — (Continued)
	Monte Carlo Fashions Ltd.	7,517	$44,788
	Motherson Sumi Wiring India Ltd.	901,402	390,155
	Motilal Oswal Financial Services Ltd.	49,354	421,733
	Mphasis Ltd.	31,425	758,136
	MPS Ltd.	2,049	35,987
	MRF Ltd.	607	834,430
	Mrs Bectors Food Specialities Ltd.	51,513	106,828
	Muthoot Finance Ltd.	36,538	1,326,999
*	Nalwa Sons Investments Ltd.	488	29,664
	Navin Fluorine International Ltd.	6,680	481,622
*Ω	Navkar Corp. Ltd.	21,553	22,805
	Navneet Education Ltd.	43,763	67,148
*	Nazara Technologies Ltd.	37,108	103,568
	NBCC India Ltd.	232,518	227,139
	NELCO Ltd.	3,866	28,675
	Neogen Chemicals Ltd.	3,317	57,221
	NESCO Ltd.	10,471	136,726
	Netweb Technologies India Ltd.	4,637	199,900
*	Network18 Media & Investments Ltd.	97,791	35,674
	Neuland Laboratories Ltd.	1,875	296,042
	Newgen Software Technologies Ltd.	18,441	99,303
	NHPC Ltd.	494,598	436,896
	NIIT Learning Systems Ltd.	38,837	127,276
	NIIT Ltd.	36,285	26,961
	Nilkamal Ltd.	1,457	20,057
Ω	Nippon Life India Asset Management Ltd.	45,184	483,822
	Nitin Spinners Ltd.	5,171	25,363
	NOCIL Ltd.	31,355	59,842
	NRB Bearings Ltd.	15,300	45,667
	Nucleus Software Exports Ltd.	3,391	28,973
	Nuvama Wealth Management Ltd.	21,450	302,360
	Oberoi Realty Ltd.	25,850	456,931
	One 97 Communications Ltd.	56,111	652,185

158

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Optiemus Infracom Ltd.	4,036	$17,896
	Oracle Financial Services Software Ltd.	6,981	722,113
*	Orchid Pharma Ltd.	3,540	23,267
	Orient Electric Ltd.	33,170	65,147
*	Orient Green Power Co. Ltd.	77,770	10,406
	Oriental Hotels Ltd.	27,350	28,514
	Page Industries Ltd.	1,234	485,477
	Paisalo Digital Ltd.	217,106	114,867
*	Panacea Biotec Ltd.	2,792	10,673
	Panama Petrochem Ltd.	12,821	38,259
Ω	Paradeep Phosphates Ltd.	32,406	44,377
Ω	Parag Milk Foods Ltd., Class F	20,587	49,134
*	Paramount Communications Ltd.	24,044	10,149
	Patanjali Foods Ltd.	34,647	168,301
*	Patel Engineering Ltd.	183,802	55,157
*	PB Fintech Ltd.	19,261	339,459
*	PC Jeweller Ltd.	712,610	71,156
	PCBL Chemical Ltd.	33,460	102,499
	PDS Ltd.	13,278	38,925
	Pearl Global Industries Ltd.	4,305	70,695
	Persistent Systems Ltd.	23,113	1,181,905
	Petronet LNG Ltd.	348,633	1,028,334
	Phoenix Mills Ltd.	24,219	452,454
	PI Industries Ltd.	16,074	522,841
	Pidilite Industries Ltd.	48,710	710,326
*	Piramal Finance Ltd.	49,128	1,036,604
	Pitti Engineering Ltd.	5,582	57,497
	PIX Transmissions Ltd.	1,211	19,841
Ω	PNB Housing Finance Ltd.	52,170	576,335
	PNC Infratech Ltd.	39,696	89,593
	Pokarna Ltd.	4,739	44,158
	Polycab India Ltd.	7,137	611,316
	Polyplex Corp. Ltd.	7,698	77,194
	Pondy Oxides & Chemicals Ltd.	4,406	64,692
*	Poonawalla Fincorp Ltd.	50,449	223,991
	Power Finance Corp. Ltd.	482,126	2,291,891
		Shares	Value»
INDIA — (Continued)
	Power Grid Corp. of India Ltd.	444,174	$1,498,811
	Power Mech Projects Ltd.	7,156	189,623
	Praj Industries Ltd.	35,556	153,660
Ω	Prataap Snacks Ltd.	3,362	35,505
	Precision Wires India Ltd.	17,154	77,358
	Prestige Estates Projects Ltd.	31,475	469,812
	Pricol Ltd.	29,465	178,545
*	Prime Focus Ltd.	80,724	264,802
	Prince Pipes & Fittings Ltd.	11,274	30,776
	Privi Speciality Chemicals Ltd.	2,721	96,489
	Procter & Gamble Health Ltd.	3,293	180,949
	Procter & Gamble Hygiene & Health Care Ltd.	408	43,973
*	PSP Projects Ltd.	2,001	16,783
*	PTC India Financial Services Ltd.	107,802	35,558
	PTC India Ltd.	117,477	261,879
	Punjab National Bank	338,432	392,561
*	Puravankara Ltd.	13,023	29,534
*	PVR Inox Ltd.	23,823	270,645
Ω	Quess Corp. Ltd.	22,212	46,434
	R Systems International Ltd.	9,929	27,821
	Raghav Productivity Enhancers Ltd.	4,014	29,774
	Rail Vikas Nigam Ltd.	31,083	98,258
	Railtel Corp. of India Ltd.	30,140	103,130
	Rain Industries Ltd.	50,511	67,383
*	Rajesh Exports Ltd.	26,885	33,908
	Rajratan Global Wire Ltd.	4,195	19,890
	Rallis India Ltd.	36,557	102,562
	Ram Ratna Wires Ltd.	3,326	15,634
*	Rama Steel Tubes Ltd.	280,946	17,302
	Ramco Industries Ltd.	17,856	50,538
*	Ramco Systems Ltd.	6,666	29,046
	Ramkrishna Forgings Ltd.	26,315	166,344
*	Ramky Infrastructure Ltd.	7,335	39,063
	Rane Holdings Ltd.	761	9,060
	Rane Madras Ltd.	1,207	10,393

159

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rashtriya Chemicals & Fertilizers Ltd.	47,699	$65,429
*	Rategain Travel Technologies Ltd.	5,665	36,296
	Ratnamani Metals & Tubes Ltd.	8,508	237,908
Ω	RBL Bank Ltd.	164,180	587,922
	REC Ltd.	378,265	1,423,878
	Redington Ltd.	341,545	781,712
	Redtape Ltd.	61,026	83,236
	Reliance Industrial Infrastructure Ltd.	2,954	24,434
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	15,094	915,029
	Reliance Industries Ltd. (RIL IN)	373,584	5,686,514
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	86,638	5,232,935
*	Religare Enterprises Ltd.	35,776	83,527
	Repco Home Finance Ltd.	11,537	49,903
	Responsive Industries Ltd.	8,863	14,940
	Rhi Magnesita India Ltd.	7,470	31,956
	Rico Auto Industries Ltd.	28,598	34,375
	RITES Ltd.	39,156	90,719
	Rossari Biotech Ltd.	5,064	25,668
	Route Mobile Ltd.	5,643	31,525
	RPG Life Sciences Ltd.	1,324	32,120
*	RPSG Ventures Ltd.	3,954	35,584
	Safari Industries India Ltd.	9,000	134,033
	Saksoft Ltd.	7,280	10,932
*	Sammaan Capital Ltd.	118,178	181,885
	Samvardhana Motherson International Ltd.	1,092,826	1,408,881
	Sandhar Technologies Ltd.	9,738	51,478
	Sandur Manganese & Iron Ores Ltd.	9,783	21,765
	Sangam India Ltd.	4,409	24,075
	Sanghvi Movers Ltd.	15,520	52,648
	Sanofi Consumer Healthcare India Ltd.	2,649	133,225
		Shares	Value»
INDIA — (Continued)
Ω	Sansera Engineering Ltd.	17,379	$466,231
*	Sapphire Foods India Ltd.	65,988	143,024
	Saregama India Ltd.	23,923	86,460
	Sasken Technologies Ltd.	2,274	31,723
*	Satin Creditcare Network Ltd.	25,445	47,325
	Savita Oil Technologies Ltd.	7,544	28,692
*	SBFC Finance Ltd.	154,818	151,140
	SBI Cards & Payment Services Ltd.	37,048	253,191
Ω	SBI Life Insurance Co. Ltd.	29,065	558,521
	Schaeffler India Ltd.	8,670	380,311
*	Schneider Electric Infrastructure Ltd.	14,576	192,048
*	SEAMEC Ltd.	2,917	49,323
	Senco Gold Ltd.	16,665	55,358
*	SEPC Ltd.	350,180	30,105
	Seshasayee Paper & Boards Ltd.	18,452	52,182
Ω	SH Kelkar & Co. Ltd.	19,183	29,560
	Shaily Engineering Plastics Ltd.	3,787	101,573
	Shakti Pumps India Ltd.	23,921	143,753
*	Shankara Buildpro Ltd.	4,445	52,625
	Shanthi Gears Ltd.	5,846	29,769
	Sharda Cropchem Ltd.	9,213	104,619
	Share India Securities Ltd.	25,564	36,901
*	Sheela Foam Ltd.	8,776	47,694
	Shilpa Medicare Ltd.	32,144	139,556
	Shipping Corp. of India Land & Assets Ltd.	79,327	37,279
	Shipping Corp. of India Ltd.	75,282	242,947
	Shivalik Bimetal Controls Ltd.	5,855	36,423
*	Shoppers Stop Ltd.	10,895	34,009
*	Shree Renuka Sugars Ltd.	110,270	34,159
	Shriram Finance Ltd.	287,870	2,866,553
	Shriram Pistons & Rings Ltd.	6,260	232,053
*	Shriram Properties Ltd.	21,479	19,464

160

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Siemens Energy India Ltd.	4,010	$139,332
*	Siemens Ltd.	4,010	162,330
*	Sindhu Trade Links Ltd.	59,201	14,725
	SIS Ltd.	12,761	47,486
	Siyaram Silk Mills Ltd.	9,536	57,930
	SJS Enterprises Ltd.	8,889	171,108
	SJVN Ltd.	117,490	98,464
*	SKF India Industrial Ltd.	7,276	169,349
	SKF India Ltd.	7,276	132,424
	Skipper Ltd.	9,041	45,629
	SML Mahindra Ltd.	418	16,570
	SMS Pharmaceuticals Ltd.	6,063	26,168
	Sobha Ltd.	13,472	204,188
*	Solara Active Pharma Sciences Ltd.	7,240	38,438
	Somany Ceramics Ltd.	6,440	32,099
Ω	Sona Blw Precision Forgings Ltd.	33,718	216,663
	Sonata Software Ltd.	45,545	123,306
	South Indian Bank Ltd.	591,857	247,964
	SP Apparels Ltd.	2,998	25,884
*	SPML Infra Ltd.	9,483	20,813
	SRF Ltd.	24,569	657,638
*	Star Health & Allied Insurance Co. Ltd.	54,867	304,621
	State Bank of India (SBID LI), GDR	382	43,618
	State Bank of India (SBIN IN)	335,344	3,805,500
	State Bank of India (SBKFF US), GDR	4,246	484,893
	Steelcast Ltd.	383	1,191
*	Sterlite Technologies Ltd.	68,823	215,691
*	STL Networks Ltd.	37,796	11,214
	Stove Kraft Ltd.	5,937	34,277
	Strides Pharma Science Ltd.	29,185	321,269
*	Stylam Industries Ltd.	3,769	89,160
	Styrenix Performance Materials Ltd.	649	15,566
	Subros Ltd.	11,222	92,481
	Sudarshan Chemical Industries Ltd.	3,755	36,413
	Sumitomo Chemical India Ltd.	32,053	142,373
	Sun TV Network Ltd.	51,972	334,690
		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Ltd.	17,197	$822,342
	Sundaram-Clayton Ltd.	520	7,825
	Sundram Fasteners Ltd.	42,894	386,361
	Sunteck Realty Ltd.	19,934	71,854
	Suprajit Engineering Ltd.	34,194	150,447
	Supreme Industries Ltd.	11,688	449,914
	Supreme Petrochem Ltd.	30,603	244,250
	Supriya Lifescience Ltd.	5,584	41,300
	Surya Roshni Ltd.	21,343	56,943
*	Suryoday Small Finance Bank Ltd.	22,811	36,928
*	Suzlon Energy Ltd.	1,908,521	1,126,324
	Swan Corp. Ltd.	26,386	93,771
	Swaraj Engines Ltd.	2,802	117,571
	Symphony Ltd.	3,005	26,998
	Talbros Automotive Components Ltd.	6,205	21,715
	Tamilnad Mercantile Bank Ltd.	25,822	201,038
	Tanla Platforms Ltd.	23,548	127,820
*	TARC Ltd.	31,200	44,283
	Tata Chemicals Ltd.	22,208	189,498
	Tata Communications Ltd.	26,038	437,095
	Tata Consultancy Services Ltd.	111,407	2,924,647
	Tata Consumer Products Ltd.	39,005	472,628
	Tata Elxsi Ltd.	8,848	387,710
*	Tata Motors Ltd./new	486,145	2,124,631
	Tata Motors Passenger Vehicles Ltd.	486,145	1,762,146
	Tata Technologies Ltd.	21,293	130,985
*	Tata Teleservices Maharashtra Ltd.	41,393	18,807
	Tatva Chintan Pharma Chem Pvt Ltd.	662	9,172
	TCI Express Ltd.	3,568	19,742
	TCPL Packaging Ltd.	810	22,524
	TD Power Systems Ltd.	44,751	550,108
*	TeamLease Services Ltd.	2,660	34,548
	Tech Mahindra Ltd.	89,828	1,404,443

161

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	13,445	$182,793
	Technocraft Industries India Ltd.	1,903	49,883
	Tega Industries Ltd.	5,396	95,880
	Texmaco Infrastructure & Holdings Ltd.	15,361	15,780
	Texmaco Rail & Engineering Ltd.	70,472	78,999
	Thanga Mayil Jewellery Ltd.	2,416	100,914
	Thejo Engineering Ltd.	954	18,046
	Thermax Ltd.	2,621	112,620
	Thirumalai Chemicals Ltd.	28,097	60,690
	Thomas Cook India Ltd.	64,054	63,507
Ω	Thyrocare Technologies Ltd.	21,576	91,510
	Time Technoplast Ltd.	129,394	265,968
	Timken India Ltd.	8,707	314,434
	Tips Music Ltd.	10,906	74,568
	Titagarh Rail System Ltd.	18,074	147,923
	Titan Co. Ltd.	48,990	2,275,795
	Torrent Power Ltd.	27,943	518,356
	Tourism Finance Corp. of India Ltd.	148,450	113,627
	Transformers & Rectifiers India Ltd.	9,822	34,759
	Transport Corp. of India Ltd.	13,486	132,399
	Trent Ltd.	29,108	1,278,965
	Trident Ltd.	324,702	89,638
	Triveni Turbine Ltd.	38,438	233,427
	TTK Prestige Ltd.	9,851	52,578
	Tube Investments of India Ltd.	13,185	412,722
	TVS Holdings Ltd.	2,529	379,483
	TVS Motor Co. Ltd.	30,017	1,111,300
	TVS Srichakra Ltd.	1,547	63,289
	Uflex Ltd.	16,579	78,293
*	Ugro Capital Ltd.	22,894	26,499
*Ω	Ujjivan Small Finance Bank Ltd.	323,280	195,067
*	Unichem Laboratories Ltd.	9,330	38,411
	Union Bank of India Ltd.	398,765	701,363
	Uniparts India Ltd.	3,826	21,586
	Universal Cables Ltd.	2,727	24,158
		Shares	Value»
INDIA — (Continued)
	UNO Minda Ltd.	46,700	$550,465
	UPL Ltd.	137,935	939,193
	Usha Martin Ltd.	56,679	269,236
	UTI Asset Management Co. Ltd.	22,187	223,039
*	V2 Retail Ltd.	87,960	183,124
	VA Tech Wabag Ltd.	16,773	267,389
	Vadilal Industries Ltd.	632	31,509
	Vaibhav Global Ltd.	19,165	44,303
*	Valor Estate Ltd.	41,589	45,726
	Vardhman Textiles Ltd.	62,041	403,886
Ω	Varroc Engineering Ltd.	19,549	109,684
	Varun Beverages Ltd.	188,537	1,032,158
	Vedant Fashions Ltd.	11,647	52,686
	Veedol Corp. Ltd.	2,565	38,542
	Venky's India Ltd.	2,715	45,647
Ω	Venus Pipes & Tubes Ltd.	3,149	45,925
	Vesuvius India Ltd.	29,870	162,621
	V-Guard Industries Ltd.	68,621	242,099
	Vijaya Diagnostic Centre Ltd.	11,475	137,584
	Vimta Labs Ltd.	3,186	15,424
	Vinati Organics Ltd.	6,436	90,442
	Vindhya Telelinks Ltd.	1,779	25,898
	Vintage Coffee & Beverages Ltd.	18,649	26,921
	Vishnu Chemicals Ltd.	3,386	21,328
*	V-Mart Retail Ltd.	1,891	12,391
*	Vodafone Idea Ltd.	2,832,213	305,312
	Voltamp Transformers Ltd.	2,012	249,433
	Voltas Ltd.	20,306	309,128
	VRL Logistics Ltd.	32,912	87,843
	VST Tillers Tractors Ltd.	1,875	103,867
*	Waaree Renewable Technologies Ltd.	4,920	53,159
*	Walchandnagar Industries Ltd.	14,309	36,013
*	Websol Energy System Ltd.	66,670	77,856
	Welspun Corp. Ltd.	52,697	706,220
	Welspun Enterprises Ltd.	22,696	125,849
	Welspun Living Ltd.	122,979	168,261
	West Coast Paper Mills Ltd.	9,857	50,574

162

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Westlife Foodworld Ltd.	19,662	$98,989
	Wheels India Ltd.	1,832	23,480
	Whirlpool of India Ltd.	15,976	166,733
	Windlas Biotech Ltd.	2,051	18,516
	Wipro Ltd.	305,750	653,268
	Wonderla Holidays Ltd.	8,149	45,548
	XPRO India Ltd.	2,112	22,581
*	Yes Bank Ltd.	2,117,794	448,881
	Zee Entertainment Enterprises Ltd.	319,487	304,480
	Zensar Technologies Ltd.	55,537	302,776
TOTAL INDIA			247,371,976
INDONESIA — (0.8%)
	Adi Sarana Armada Tbk. PT	486,400	22,691
	Alamtri Minerals Indonesia Tbk. PT	559,000	59,866
	Allo Bank Indonesia Tbk. PT	699,400	51,669
*	Amman Mineral Internasional PT	80,100	23,636
*	Apollo Global Interactive Tbk. PT	9,700	813
	Arwana Citramulia Tbk. PT	1,905,200	54,457
	Aspirasi Hidup Indonesia Tbk. PT	2,027,700	41,970
	Astra Agro Lestari Tbk. PT	130,367	60,997
	Astra Otoparts Tbk. PT	444,800	66,098
	Asuransi Tugu Pratama Indonesia Tbk. PT	478,100	34,976
	Avia Avian Tbk. PT	3,083,100	68,831
*	Bank Aladin Syariah Tbk. PT	1,415,300	47,460
	Bank Amar Indonesia Tbk. PT	1,597,862	18,327
*	Bank Artha Graha Internasional Tbk. PT	976,400	8,915
	Bank BTPN Syariah Tbk. PT	727,100	42,037
	Bank Central Asia Tbk. PT	5,864,400	1,988,267
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	16,373
		Shares	Value»
INDONESIA — (Continued)
*	Bank Ganesha Tbk. PT	1,234,200	$8,623
*	Bank Jago Tbk. PT	722,900	54,608
*	Bank KB Indonesia Tbk. PT	13,112,043	46,243
	Bank Mandiri Persero Tbk. PT	5,896,988	1,500,497
*	Bank Mayapada International Tbk. PT	3,936,946	45,293
	Bank Maybank Indonesia Tbk. PT	2,875,800	33,918
	Bank Negara Indonesia Persero Tbk. PT	2,210,000	476,164
*	Bank Neo Commerce Tbk. PT	2,864,700	50,775
	Bank OCBC Nisp Tbk. PT	1,188,200	90,944
	Bank Pan Indonesia Tbk. PT	1,126,000	66,419
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,070,443	53,821
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	58,134
	Bank Rakyat Indonesia Persero Tbk. PT	6,734,786	1,165,081
	Bank Tabungan Negara Persero Tbk. PT	2,178,081	170,950
*	Barito Pacific Tbk. PT	627,703	66,693
*	Barito Renewables Energy Tbk. PT	875,200	227,023
	BFI Finance Indonesia Tbk. PT	2,953,600	136,544
*	Bhakti Multi Artha Tbk. PT	187,200	15,111
	BISI International Tbk. PT	736,400	31,950
	Blue Bird Tbk. PT	295,600	26,384
*	Buana Lintas Lautan Tbk. PT	8,333,400	245,954
*	Bukalapak.com Tbk. PT	11,059,000	95,357
*	Bumi Resources Minerals Tbk. PT	1,680,900	78,277
*	Bumi Serpong Damai Tbk. PT	1,243,200	55,430

163

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Capital Financial Indonesia Tbk. PT	567,000	$44,149
*	Cemindo Gemilang PT	288,900	13,592
	Chandra Asri Pacific Tbk. PT	111,600	34,216
	Charoen Pokphand Indonesia Tbk. PT	1,235,015	286,204
	Ciputra Development Tbk. PT	2,535,300	101,125
	Cisarua Mountain Dairy Tbk. PT	397,200	97,142
*	Citra Marga Nusaphala Persada Tbk. PT	854,102	75,046
*	Darma Henwa Tbk. PT	3,899,100	112,059
	Dayamitra Telekomunikasi PT	4,332,300	129,122
	Dharma Satya Nusantara Tbk. PT	1,491,000	151,481
*	Eagle High Plantations Tbk. PT	1,316,300	10,182
	Elnusa Tbk. PT	1,746,000	79,913
*	Energi Mega Persada Tbk. PT	1,921,200	189,822
	Erajaya Swasembada Tbk. PT	4,250,500	100,718
	Gajah Tunggal Tbk. PT	418,200	28,895
	Garudafood Putra Putri Jaya Tbk. PT	1,550,700	31,313
	Golden Energy Mines Tbk. PT	92,200	42,201
*	Impack Pratama Industri Tbk. PT	1,589,600	204,031
	Indah Kiat Pulp & Paper Tbk. PT	637,300	360,295
	Indofood CBP Sukses Makmur Tbk. PT	229,700	90,091
	Indofood Sukses Makmur Tbk. PT	1,297,100	505,986
	Indomobil Sukses Internasional Tbk. PT	472,400	29,095
	Indosat Tbk. PT	1,320,000	152,346
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	2,685,400	14,410
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,001,772	57,717
		Shares	Value»
INDONESIA — (Continued)
*††	Inti Agri Resources Tbk. PT	3,873,200	$0
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	347,770
	Jasa Marga Persero Tbk. PT	340,026	58,239
	Jaya Real Property Tbk. PT	562,800	35,554
	Kawasan Industri Jababeka Tbk. PT	7,647,768	79,594
	Map Aktif Adiperkasa PT	4,644,100	164,084
	Mayora Indah Tbk. PT	1,057,625	104,267
*	MD Entertainment Tbk. PT	150,700	20,738
*	Media Nusantara Citra Tbk. PT	1,552,900	21,743
*	Merdeka Copper Gold Tbk. PT	557,921	104,406
	Metrodata Electronics Tbk. PT	2,389,000	78,042
	Metropolitan Kentjana Tbk. PT	9,800	12,647
	Midi Utama Indonesia Tbk. PT	2,547,200	50,674
	Mitra Adiperkasa Tbk. PT	4,021,800	283,088
	Mitra Pinasthika Mustika Tbk. PT	665,400	37,889
*	MNC Digital Entertainment Tbk. PT	1,918,800	88,767
*	MNC Tourism Indonesia Tbk. PT	19,376,200	124,351
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	316,082
*	Pacific Strategic Financial Tbk. PT	757,800	82,998
	Pakuwon Jati Tbk. PT	4,559,900	83,254
*	Panin Financial Tbk. PT	5,975,200	83,745
*	Paninvest Tbk. PT	314,700	14,085
	Pantai Indah Kapuk Dua Tbk. PT	43,726	21,378
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,476,900	147,264
*††	Pool Advista Indonesia Tbk. PT	350,400	190
*	PP Persero Tbk. PT	995,000	14,965

164

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Puradelta Lestari Tbk. PT	3,337,300	$27,227
	Rukun Raharja Tbk. PT	338,800	81,244
	Salim Ivomas Pratama Tbk. PT	1,247,200	55,480
	Samudera Indonesia Tbk. PT	3,929,200	79,103
	Sarana Menara Nusantara Tbk. PT	6,174,300	169,736
	Sariguna Primatirta Tbk. PT	2,059,800	46,481
	Sawit Sumbermas Sarana Tbk. PT	1,425,300	113,520
	Selamat Sempurna Tbk. PT	1,255,100	130,541
*	Sinar Mas Multiartha Tbk. PT	16,500	14,866
	Steel Pipe Industry of Indonesia PT	1,516,900	38,340
	Sumber Alfaria Trijaya Tbk. PT	3,606,800	276,023
	Sumber Tani Agung Resources Tbk. PT	826,700	58,805
	Summarecon Agung Tbk. PT	2,802,220	50,201
	Surya Semesta Internusa Tbk. PT	1,545,400	159,538
*††	Suryainti Permata Tbk. PT	1,280,000	0
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	41,265	697,791
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,051,400	171,991
	Temas Tbk. PT	3,434,000	25,021
	Tempo Scan Pacific Tbk. PT	330,100	46,543
	Tower Bersama Infrastructure Tbk. PT	176,800	17,843
	Transcoal Pacific Tbk. PT	221,000	146,792
	Trimegah Bangun Persada Tbk. PT	2,204,400	133,241
*	Trimegah Sekuritas Indonesia Tbk. PT	66,000	2,176
	Triputra Agro Persada PT	2,016,500	244,601
	Tunas Baru Lampung Tbk. PT	1,261,285	52,820
		Shares	Value»
INDONESIA — (Continued)
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	879,400	$86,009
	Unilever Indonesia Tbk. PT	600,000	53,288
	Vale Indonesia Tbk. PT	560,354	222,356
*††	Waskita Karya Persero Tbk. PT	3,281,726	7,181
*††	Wijaya Karya Persero Tbk. PT	2,898,349	6,404
*	Wir Asia Tbk. PT	1,607,400	7,344
	XLSMART Telecom Sejahtera Tbk. PT	2,572,049	437,082
TOTAL INDONESIA			16,384,129
KUWAIT — (0.5%)
	A'ayan Leasing & Investment Co. KSCP	297,641	245,599
	A'ayan Real Estate Co. SAK	51,762	27,992
	Agility Public Warehousing Co. KSCC	685,925	321,825
	Al Ahli Bank of Kuwait KSCP	189,912	172,509
	Al Arabiya Real Estate Co. KSC	74,998	48,897
††	Al-Eid Food KSC	31,315	8,249
	Ali Alghanim Sons Automotive Co. KSCC	53,639	175,859
*	Alimtiaz Investment Group KSC	308,735	56,169
	Arkan Al-Kuwait Real Estate Co. KSC	21,899	21,740
	Arzan Financial Group for Financing & Investment KPSC	225,383	266,165
*	Asiya Capital Investments Co. KSCP	335,749	45,447
	Beyout Holding Co. KPSC	23,132	27,996
	Boubyan Bank KSCP	49,032	108,369
	Boubyan Petrochemicals Co. KSCP	150,745	301,128
	Boursa Kuwait Securities Co. KPSC	31,023	284,526
	Burgan Bank SAK	214,259	140,045

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CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	29,751	$92,953
	Commercial Facilities Co. SAKP	68,938	69,138
	Commercial Real Estate Co. KSC	395,113	247,608
*	First Investment Co. KSCP	88,762	35,884
	Gulf Bank KSCP	409,411	452,006
	Gulf Cables & Electrical Industries Group Co. KSCP	42,508	267,773
	Heavy Engineering & Ship Building Co. KSCP	53,403	134,125
	Humansoft Holding Co. KSC	24,931	194,796
*	IFA Hotels & Resorts-KPSC	4,547	13,085
	Integrated Holding Co. KCSC	73,955	101,323
	KAMCO Investment Co. KSC	28,922	18,972
	Kuwait Business Town Real Estate Co. KSCP	39,956	12,498
	Kuwait Financial Centre SAK	160,786	74,905
	Kuwait International Bank KSCP	449,272	397,664
	Kuwait Investment Co. SAK	110,025	69,903
	Kuwait Portland Cement Co. KSC	15,155	31,314
*	Kuwait Real Estate Co. KSC	290,770	329,086
	Kuwait Telecommunications Co.	99,348	209,191
	Mabanee Co. KPSC	128,055	418,825
	Mezzan Holding Co. KSCC	41,370	172,438
	Mobile Telecommunications Co. KSCP	767,433	1,422,704
*	Munshaat Real Estate Projects Co. KSCP	42,110	28,510
	National Bank of Kuwait SAKP	907,689	2,539,749
*	National Consumer Holding Co. SAK	125,908	43,839
		Shares	Value»
KUWAIT — (Continued)
	National Industries Group Holding SAK	486,531	$410,521
	National Investments Co. KSCP	220,422	187,297
	Oula Fuel Marketing Co.	83,564	73,521
*	Privatization Holding Co. KSCP	169,268	39,152
*	Rasiyat Holding Co.	18,109	28,293
	Salhia Real Estate Co. KSCP	122,726	157,560
*	Securities House KSC	156,467	41,528
	Specialities Group Holding Co. KSCC	54,384	32,473
††	Sultan Center Food Products Co. KSC	4,567	267
*	Warba Bank KSCP	640,515	607,017
TOTAL KUWAIT			11,208,433
MALAYSIA — (1.2%)
	Able Global Bhd.	41,700	15,889
#	Aeon Co. M Bhd.	300,700	87,894
	AEON Credit Service M Bhd.	90,180	134,295
#*	AFFIN Bank Bhd.	185,392	117,768
	Ajinomoto Malaysia Bhd.	7,500	23,396
	Alliance Bank Malaysia Bhd.	332,041	390,109
	Allianz Malaysia Bhd.	25,900	134,979
	Alpha IVF Group Bhd.	68,000	4,624
#	AME Elite Consortium Bhd.	127,000	48,672
	AMMB Holdings Bhd. (AMM MK)	405,175	627,830
#	Ancom Nylex Bhd.	207,979	46,912
#*	Astro Malaysia Holdings Bhd.	350,300	6,205
	Aumas Resources Bhd.	83,100	10,472
	Aurelius Technologies Bhd.	137,000	25,070
#	Axiata Group Bhd.	505,848	299,544
#	Bank Islam Malaysia Bhd.	289,731	170,862
	Batu Kawan Bhd.	39,200	207,144
*	Bermaz Auto Bhd.	200,200	47,701
#*	Bumi Armada Bhd.	699,100	70,652
	Bursa Malaysia Bhd.	122,400	263,553
*	Cape Ems Bhd.	362,300	26,908

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CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	CB Industrial Product Holding Bhd.	114,580	$35,006
	CCK Consolidated Holdings Bhd.	38,000	11,872
	CelcomDigi Bhd.	550,100	415,790
*	Chin Hin Group Bhd.	110,300	58,116
	CIMB Group Holdings Bhd.	1,193,549	2,304,993
*	Coastal Contracts Bhd.	59,100	17,118
	Crescendo Corp. Bhd.	68,600	20,734
#*	D&O Green Technologies Bhd.	228,600	27,290
#*	Dagang NeXchange Bhd.	631,300	48,096
#	Dayang Enterprise Holdings Bhd.	356,445	181,797
#	Dialog Group Bhd.	354,214	202,691
	DRB-Hicom Bhd.	391,300	116,475
#	Duopharma Biotech Bhd.	139,397	44,998
	Dutch Lady Milk Industries Bhd.	3,000	24,659
	DXN Holdings Bhd.	155,100	18,163
	Eastern & Oriental Bhd.	297,900	60,848
	Eco World Development Group Bhd.	253,100	131,613
	EG Industries Bhd.	58,300	17,874
*	Ekovest Bhd.	613,250	35,650
*	Elridge Energy Holdings Bhd.	64,800	14,775
#	Farm Fresh Bhd.	236,200	151,261
	Fraser & Neave Holdings Bhd.	22,500	177,386
#	Frontken Corp. Bhd.	340,950	363,870
	Gamuda Bhd.	204,904	228,646
#	Gas Malaysia Bhd.	76,700	104,367
	Genting Plantations Bhd.	73,400	95,949
*	Greatech Technology Bhd.	248,400	150,463
	Guan Chong Bhd.	360,900	75,045
	HAP Seng Consolidated Bhd.	119,720	87,481
	Hap Seng Plantations Holdings Bhd.	101,200	54,855
#*	Hartalega Holdings Bhd.	515,600	145,873
#*	Hengyuan Refining Co. Bhd.	68,100	22,727
#	Hextar Global Bhd.	383,160	72,847
		Shares	Value»
MALAYSIA — (Continued)
	Hiap Teck Venture Bhd.	378,800	$29,584
	Hong Leong Bank Bhd.	25,090	140,709
	Hong Leong Financial Group Bhd.	27,013	128,258
	Hong Leong Industries Bhd.	22,900	99,998
	Hume Cement Industries Bhd.	31,200	24,786
	Hup Seng Industries Bhd.	164,800	41,315
*	IGB Bhd.	145,230	87,349
	IJM Corp. Bhd.	441,414	268,751
	Inari Amertron Bhd.	337,563	168,799
#	Insas Bhd.	106,800	23,297
	IOI Corp. Bhd.	150,405	163,546
#	IOI Properties Group Bhd.	295,710	309,477
#	ITMAX SYSTEM Bhd.	111,300	136,020
	Jaya Tiasa Holdings Bhd.	239,505	69,984
#	Keck Seng Malaysia Bhd.	49,000	66,435
	Kelington Group Bhd.	147,400	222,076
#	Kenanga Investment Bank Bhd.	262,900	52,025
#	Kerjaya Prospek Group Bhd.	145,309	81,731
#	Kim Loong Resources Bhd.	89,860	57,993
††	KNM Group Bhd.	277,084	140
#	Kossan Rubber Industries Bhd.	500,800	138,770
	Kretam Holdings Bhd.	266,200	43,097
	KSL Holdings Bhd.	59,804	46,207
	Kuala Lumpur Kepong Bhd.	74,982	400,682
#	Lagenda Properties Bhd.	143,100	52,340
	LBS Bina Group Bhd.	391,772	46,507
	Leong Hup International Bhd.	426,800	79,657
	LPI Capital Bhd.	96,300	359,702
#	Magni-Tech Industries Bhd.	96,933	45,975
#	Mah Sing Group Bhd.	614,652	170,931
#	Malayan Banking Bhd.	534,730	1,493,301
	Malayan Flour Mills Bhd.	286,250	40,466
	Malaysia Smelting Corp. Bhd.	182,800	84,910

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CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Pacific Industries Bhd.	31,463	$291,329
	Malaysian Resources Corp. Bhd.	564,188	50,574
	Matrix Concepts Holdings Bhd.	488,812	166,479
	Maxis Bhd.	235,000	206,833
#	MBM Resources Bhd.	60,030	76,854
	MBSB Bhd.	749,895	129,573
	Mega First Corp. Bhd.	238,800	186,565
	MHC Plantations Bhd.	28,200	10,990
	Mi Technovation Bhd.	92,300	77,502
	MISC Bhd.	89,200	188,196
	MKH Oil Palm East Kalimantan Bhd.	23,459	3,603
	MNRB Holdings Bhd.	186,567	116,739
#Ω	Mr. DIY Group M Bhd.	664,500	279,866
*	MSM Malaysia Holdings Bhd.	50,100	10,492
	Muhibbah Engineering M Bhd.	168,550	22,948
	Nationgate Holdings Bhd.	192,800	36,158
*	Nextgreen Global Bhd.	55,200	10,840
††	Nylex Malaysia Bhd.	3,235	37
#	OCK Group Bhd.	213,600	21,010
#	OSK Holdings Bhd.	535,044	242,980
	Padini Holdings Bhd.	201,150	74,486
#	Pantech Group Holdings Bhd.	219,367	35,950
#	Paramount Corp. Bhd.	122,940	31,322
#	Pecca Group Bhd.	76,700	28,609
	Petronas Chemicals Group Bhd.	241,400	360,297
#	Petronas Dagangan Bhd.	36,800	187,432
*	Pharmaniaga Bhd.	849,000	52,477
	PPB Group Bhd.	103,660	300,946
	Press Metal Aluminium Holdings Bhd.	337,100	732,592
	Public Bank Bhd.	1,245,650	1,468,852
#	QL Resources Bhd.	290,559	278,047
#	RCE Capital Bhd.	222,100	63,861
	RHB Bank Bhd.	315,178	646,264
	Sam Engineering & Equipment M Bhd.	58,500	57,746
	Sarawak Oil Palms Bhd.	155,320	177,732
		Shares	Value»
MALAYSIA — (Continued)
	Sarawak Plantation Bhd.	25,300	$23,322
	Scientex Bhd.	253,200	241,208
	SD Guthrie Bhd.	299,149	467,034
#	Sime Darby Bhd.	731,600	398,744
#	Sime Darby Property Bhd.	613,500	219,602
	SKP Resources Bhd.	380,500	38,391
#*	Solarvest Holdings Bhd.	101,700	69,767
#	Southern Cable Group Bhd.	48,700	23,258
	SP Setia Bhd. Group	751,368	197,340
#	Sunway Construction Group Bhd.	83,310	143,652
*	Supermax Corp. Bhd.	584,848	46,446
#	Suria Capital Holdings Bhd.	55,420	18,015
	Syarikat Takaful Malaysia Keluarga Bhd.	124,568	104,258
#	Ta Ann Holdings Bhd.	107,926	147,615
	Taliworks Corp. Bhd.	197,300	22,338
	Telekom Malaysia Bhd.	140,763	265,442
#	Teo Seng Capital Bhd.	152,700	34,272
	Thong Guan Industries Bhd.	56,900	22,989
	TIME dotCom Bhd.	139,500	212,235
#*	Tropicana Corp. Bhd.	272,328	83,254
#*	TSH Resources Bhd.	225,200	74,393
#	Uchi Technologies Bhd.	115,170	81,329
#	UEM Sunrise Bhd.	532,564	86,915
	United Malacca Bhd.	20,100	29,938
	United Plantations Bhd.	51,700	413,283
	UOA Development Bhd.	197,440	89,360
#	Velesto Energy Bhd.	2,053,335	175,718
#	ViTrox Corp. Bhd.	31,500	43,316
	VS Industry Bhd.	1,045,195	55,547
#	Wasco Bhd.	102,300	28,658
#*	WCT Holdings Bhd.	276,635	33,151
	Well Chip Group Bhd.	33,400	11,808
#	Wellcall Holdings Bhd.	160,650	49,808
#	Westports Holdings Bhd.	125,662	180,509
	Yinson Holdings Bhd.	231,208	124,869
#	YTL Corp. Bhd.	802,156	413,128
	YTL Power International Bhd.	267,699	257,911

168

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CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Zetrix Ai Bhd.	1,703,417	$352,771
TOTAL MALAYSIA			25,362,400
MEXICO — (1.8%)
#*	Alpek SAB de CV	686,342	491,128
#	Alsea SAB de CV	126,520	373,075
	America Movil SAB de CV (AMXB MM)	3,153,041	4,194,789
	Arca Continental SAB de CV	50,653	608,903
*	Axtel SAB de CV	549,874	85,935
#Ω	Banco del Bajio SA	350,228	1,102,100
	Bolsa Mexicana de Valores SAB de CV	138,503	311,599
	Cemex SAB de CV (CEMEXCPO MM)	586,116	720,042
	Cemex SAB de CV (CX US), Sponsored ADR	178,944	2,201,011
*	Cia Minera Autlan SAB de CV	4,730	2,009
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	4,477	454,774
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	22,065	223,511
	Consorcio ARA SAB de CV	236,092	62,576
*	Controladora AXTEL SAB de CV	1,529,960	73,220
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	233,212	174,223
	Corp. Actinver SAB de CV	9,800	12,623
#	Corp. Inmobiliaria Vesta SAB de CV	169,303	604,193
#	Corporativo Fragua SAB de CV	1,553	43,740
	El Puerto de Liverpool SAB de CV, Class C1	24,666	145,778
#*††	Empresas ICA SAB de CV	72,400	0
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	69,053	815,623
	Gentera SAB de CV	628,260	1,641,816
		Shares	Value»
MEXICO — (Continued)
#	Gruma SAB de CV, Class B	36,744	$638,795
	Grupo Aeroportuario del Centro Norte SAB de CV	84,628	1,116,682
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	27,704	697,719
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,714	935,445
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,593	487,203
#	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	10,582	321,776
#	Grupo Bimbo SAB de CV	231,109	785,600
#	Grupo Carso SAB de CV	51,024	389,445
#	Grupo Comercial Chedraui SA de CV	72,090	421,806
	Grupo Financiero Banorte SAB de CV, Class O	287,103	3,128,816
	Grupo Financiero Inbursa SAB de CV, Class O	197,368	485,836
	Grupo Herdez SAB de CV	44,185	168,459
*	Grupo Hotelero Santa Fe SAB de CV	21,807	6,242
*	Grupo Industrial Saltillo SAB de CV	112,561	80,546
	Grupo Mexico SAB de CV	225,523	2,472,316
*	Grupo Nutrisa SAB de CV	44,185	9,940
#	Grupo Rotoplas SAB de CV	64,745	47,516
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	2,821	83,699
*	Grupo Simec SAB de CV (SIMECB MM)	38,410	364,992
	Grupo Televisa SAB (TLEVICPO MM)	784,137	447,540
*Ω	Grupo Traxion SAB de CV	74,509	44,402

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CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Industrias CH SAB de CV	98,329	$889,399
*	Industrias Penoles SAB de CV	42,869	2,174,310
	Kimberly-Clark de Mexico SAB de CV, Class A	348,437	786,893
	KUO SAB de CV	28,603	94,953
	La Comer SAB de CV	130,916	295,729
	Megacable Holdings SAB de CV	407,592	1,433,344
*	Minera Frisco SAB de CV, Class A1	678,888	367,261
*Ω	Nemak SAB de CV	841,126	158,898
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	196,389	186,850
*	Orbia Advance Corp. SAB de CV	179,143	213,616
	Organizacion Cultiba SAB de CV	24,314	18,053
	Organizacion Soriana SAB de CV, Class B	218,718	419,444
*	Promotora de Hoteles Norte 19 SAB de CV	86,588	30,236
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	46,387	734,449
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	17,304	198,117
#	Qualitas Controladora SAB de CV	62,965	629,632
	Regional SAB de CV	123,235	1,034,642
#*	Sitios Latinoamerica SAB de CV	349,226	107,556
*	Vitro SAB de CV	86,492	27,826
	Wal-Mart de Mexico SAB de CV	361,703	1,143,593
TOTAL MEXICO			38,422,244
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	3,667	119,508
		Shares	Value»
PERU — (Continued)
	Credicorp Ltd.	4,660	$1,510,632
	Intercorp Financial Services, Inc.	3,444	153,533
TOTAL PERU			1,783,673
PHILIPPINES — (0.4%)
	Aboitiz Equity Ventures, Inc.	242,600	114,784
	Aboitiz Power Corp.	101,000	74,773
	ACEN Corp.	2,665,900	123,388
	Apex Mining Co., Inc.	595,200	158,622
*	Atlas Consolidated Mining & Development Corp.	277,100	34,092
	Bank of the Philippine Islands	184,940	269,261
	BDO Unibank, Inc.	396,940	742,260
*	Cebu Air, Inc.	50,500	26,849
	Cebu Landmasters, Inc.	465,178	17,134
	Century Pacific Food, Inc.	233,200	108,344
	China Banking Corp.	337,157	329,954
	Converge Information & Communications Technology Solutions, Inc.	601,200	124,331
	Cosco Capital, Inc.	821,400	89,627
	D&L Industries, Inc.	594,700	34,583
*	DITO CME Holdings Corp.	1,352,000	21,966
*	DoubleDragon Corp.	224,390	35,069
	First Philippine Holdings Corp.	91,840	120,292
	Globe Telecom, Inc.	6,055	162,412
	GT Capital Holdings, Inc.	25,749	198,050
	International Container Terminal Services, Inc.	105,880	1,227,113
	JG Summit Holdings, Inc.	368,328	162,615
	Jollibee Foods Corp.	66,010	170,777
	Keepers Holdings, Inc.	494,000	14,954
	Manila Electric Co.	23,200	246,170
	Manila Water Co., Inc.	432,300	309,749
	Megaworld Corp.	2,918,600	98,581
	Metropolitan Bank & Trust Co.	401,565	437,911
Ω	Monde Nissin Corp.	431,500	47,747
	Nickel Asia Corp.	1,764,600	144,354

170

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CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	OceanaGold Philippines, Inc.	20,400	$11,120
	Petron Corp.	794,800	37,971
	Philcomsat Holdings Corp.	27,761	54,191
	Philex Mining Corp.	723,000	110,990
	Philippine National Bank	162,052	151,404
	Philippine Seven Corp.	102,800	56,611
*††	Phoenix Petroleum Philippines, Inc.	189,140	2,400
	PLDT, Inc. (PHI US), Sponsored ADR	1,138	23,033
	PLDT, Inc. (TEL PM)	10,945	223,290
	Puregold Price Club, Inc.	388,660	271,935
	RFM Corp.	532,000	47,886
	Rizal Commercial Banking Corp.	339,756	127,120
	Robinsons Land Corp.	616,366	174,225
	Robinsons Retail Holdings, Inc.	107,690	82,744
	Security Bank Corp.	73,496	77,701
*	Shell Pilipinas Corp.	193,090	27,677
	SM Investments Corp.	6,455	63,651
	SM Prime Holdings, Inc.	653,912	202,353
	SSI Group, Inc.	238,000	9,260
	STI Education Systems Holdings, Inc.	437,000	9,696
	Synergy Grid & Development Phils, Inc.	367,800	136,615
	Union Bank of the Philippines	256,483	109,052
	Universal Robina Corp.	168,940	167,822
	Vistamalls, Inc.	47,400	809
	Wilcon Depot, Inc.	394,900	39,883
TOTAL PHILIPPINES			7,865,201
POLAND — (1.2%)
	AB SA	4,916	171,132
	Agora SA	16,251	38,180
	Alior Bank SA	44,133	1,507,440
*Ω	Allegro.eu SA	19,142	157,633
	Apator SA	7,981	56,228
	ASBISc Enterprises PLC	15,181	268,980
		Shares	Value»
POLAND — (Continued)
	Asseco Poland SA	11,954	$603,006
	Asseco South Eastern Europe SA	6,556	109,402
#	Auto Partner SA	18,955	112,346
	Bank Handlowy w Warszawie SA	7,422	233,927
*	Bank Millennium SA	65,312	322,113
*	Bank Ochrony Srodowiska SA	17,017	47,427
	Bank Polska Kasa Opieki SA	31,431	1,967,533
*	Benefit Systems SA	742	819,186
#*	Bioton SA	12,311	14,167
	BNPP Bank Polska SA	344	14,054
#	Boryszew SA	29,154	39,693
	Budimex SA	2,030	369,060
	CD Projekt SA	1,974	150,398
*	Celon Pharma SA	5,344	31,339
#*	CI Games SA	22,569	19,739
*	Cognor Holding SA	27,030	38,027
	Cyber Folks SA	1,429	71,344
#*	Cyfrowy Polsat SA	54,546	226,241
#*	Datawalk SA	846	29,589
	Develia SA	139,499	404,850
*Ω	Dino Polska SA	48,903	432,914
	Dom Development SA	3,585	255,756
	Echo Investment SA	52,622	74,815
	Elektrotim SA	2,257	35,846
*	Fabryki Mebli Forte SA	4,291	23,639
	Ferro SA	4,153	32,762
*	Globe Trade Centre SA	52,134	38,761
#*	Grupa Azoty SA	11,673	58,978
	Grupa Kety SA	4,041	1,234,212
	Grupa Pracuj SA	4,712	57,674
*Ω	HUUUGE, Inc.	13,424	83,324
#	ING Bank Slaski SA	6,396	694,729
#	Inter Cars SA	2,731	557,401
*	KGHM Polska Miedz SA	11,486	964,823
	KRUK SA	5,322	640,832
	LPP SA	163	985,566
*	mBank SA	2,442	771,773
#	Mirbud SA	33,062	100,894
	Mo-BRUK SA	626	61,337
#*	Modivo SA	9,469	207,869
*	Mostostal Zabrze SA	8,953	16,273
	Neuca SA	246	48,271
	Newag SA	4,522	139,325
	Orange Polska SA	138,678	569,203
	ORLEN SA	87,216	3,205,411
#	PCC Rokita SA	1,073	20,829

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CONTINUED
		Shares	Value»
POLAND — (Continued)
	Pepco Group NV	30,079	$268,259
#*	PKP Cargo SA	5,403	21,362
	PlayWay SA	504	33,902
*	Polimex-Mostostal SA	21,733	47,972
	Powszechna Kasa Oszczednosci Bank Polski SA	68,868	1,804,039
	Powszechny Zaklad Ubezpieczen SA	65,349	1,149,676
#	Rainbow Tours SA	1,614	59,574
	Santander Bank Polska SA	3,292	560,981
#*	Selvita SA	2,662	25,829
	Stalexport Autostrady SA	50,770	39,711
*	Syn2bio SA	1,788	14,305
	Synektik SA	1,788	142,045
*	Tauron Polska Energia SA	452,067	1,181,343
	TEN Square Games SA	1,011	29,953
#	Text SA	2,715	29,192
	Torpol SA	2,621	51,961
*	Toya SA	4,066	10,622
	Unimot SA	1,807	78,330
	Votum SA	3,710	50,903
	Voxel SA	1,360	37,536
*	VRG SA	93,660	136,049
	Warsaw Stock Exchange	4,189	86,871
	Wawel SA	61	13,143
#	Wirtualna Polska Holding SA	5,486	87,741
Ω	XTB SA	20,407	574,576
TOTAL POLAND			25,672,126
QATAR — (0.6%)
	Aamal Co.	786,846	167,723
	Ahli Bank QSC	131,597	135,452
	Al Khaleej Takaful Group QSC	97,689	68,235
	Al Meera Consumer Goods Co. QSC	40,367	150,306
	Al Rayan Bank	532,162	316,505
	Alijarah Holding Co. QPSC	213,700	38,638
*	Baladna	426,893	151,611
	Barwa Real Estate Co.	760,678	492,782
	Commercial Bank PSQC	533,500	630,898
*	Dlala Brokerage & Investments Holding Co. QSC	110,409	34,659
		Shares	Value»
QATAR — (Continued)
	Doha Bank QPSC	1,270,506	$941,742
	Doha Insurance Co. QSC	144,242	116,851
	Dukhan Bank	172,138	164,017
	Gulf International Services QSC	612,447	349,387
	Gulf Warehousing Co.	94,900	57,122
	Lesha Bank LLC	423,327	225,085
	Mannai Corp. QSC	77,226	109,848
*	Mazaya Real Estate Development QPSC	169,993	26,627
	Meeza QSTP LLC	34,975	31,113
	Mesaieed Petrochemical Holding Co.	687,883	224,122
	Ooredoo QPSC	207,392	781,015
	Qatar Aluminum Manufacturing Co.	764,893	339,949
	Qatar Fuel QSC	95,198	374,670
	Qatar Industrial Manufacturing Co. QSC	164,463	101,056
	Qatar Insurance Co. SAQ	1,010,911	636,490
	Qatar International Islamic Bank QSC	139,695	434,033
	Qatar Islamic Bank QPSC	99,665	608,693
	Qatar Islamic Insurance Group	35,580	82,843
	Qatar National Bank QPSC	862,234	4,105,885
	Qatar Navigation QSC	239,507	677,210
	QLM Life & Medical Insurance Co. WLL	128,102	78,762
	Salam International Investment Ltd. QSC	439,066	93,840
	United Development Co. QSC	614,652	143,671
	Vodafone Qatar PQSC	711,075	520,573
*	Widam Food Co.	42,142	17,657
	Zad Holding Co.	46,056	185,582
TOTAL QATAR			13,614,652
RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC (PLZL LI), GDR	6,402	0

172

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CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	286,504	$0
*††	VTB Bank PJSC (VTBR LI), GDR	431,770	0
SAUDI ARABIA — (2.3%)
	Abdullah Al Othaim Markets Co.	95,483	156,486
	Ades Holding Co.	103,368	543,109
*	Advanced Building Industries Co.	113	1,196
*	Advanced Petrochemical Co.	40,126	296,527
*	AFG International Co.	15,559	66,988
	Al Babtain Power & Telecommunication Co.	16,242	289,030
	Al Hassan Ghazi Ibrahim Shaker Co.	8,035	34,062
	Al Jouf Agricultural Development Co.	5,970	77,044
*	Al Khaleej Training & Education Co.	8,620	37,976
	Al Masane Al Kobra Mining Co.	7,353	160,036
	Al Rajhi Bank	343,476	6,297,265
	Al Taiseer Group TALCO Industrial Co.	4,759	44,561
*	Al Yamamah Steel Industries Co.	6,799	76,161
	Alamar Foods	1,909	23,332
	Alaseel Co.	79,886	79,454
	Al-Dawaa Medical Services Co.	8,729	108,923
	Aldrees Petroleum & Transport Services Co.	14,603	468,306
	Alinma Bank	237,674	1,544,179
	AlJazira Takaful Ta'awuni Co.	12,745	38,706
	AlKhorayef Water & Power Technologies Co.	5,044	169,865
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,480	20,160
	Almarai Co. JSC	103,467	1,144,440
	Almawarid Manpower Co.	2,389	54,529
	Alujain Corp.	8,391	67,481
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Amlak International Finance Co.	17,709	$49,880
	Arab National Bank	155,838	897,185
*	Arabia Insurance Cooperative Co.	2,862	6,314
Ω	Arabian Centres Co.	41,346	193,846
	Arabian Drilling Co.	13,468	326,928
	Arabian Internet & Communications Services Co.	6,718	398,753
	Arabian Pipes Co.	43,816	84,952
	Arriyadh Development Co.	42,010	202,820
*	ARTEX Industrial Investment Co.	14,213	39,066
	Astra Industrial Group Co.	9,629	362,740
	Ataa Educational Co.	1,785	26,822
*	BAAN Holding Group Co.	23,483	12,230
	Banan Real Estate Co.	11,988	10,888
	Bank AlBilad	133,508	894,754
	Bank Al-Jazira	170,758	535,549
	Banque Saudi Fransi	178,210	919,115
	Basic Chemical Industries Ltd.	2,976	20,532
*	Bawan Co.	14,603	170,571
	BinDawood Holding Co.	98,390	137,795
	Bupa Arabia for Cooperative Insurance Co.	12,469	608,167
	Catrion Catering Holding Co.	16,632	312,668
*	Chubb Arabia Cooperative Insurance Co.	5,288	26,316
	Co. for Cooperative Insurance	16,845	586,355
*	Dar Al Arkan Real Estate Development Co.	144,135	682,239
	East Pipes Integrated Co. for Industry	5,168	273,554
	Electrical Industries Co.	173,092	840,763
	Elm Co.	2,028	317,583
*	Emaar Economic City	44,840	132,458
	Etihad Etisalat Co.	132,436	2,299,458
	Etihad GO Telecom Co.	8,056	207,560
	First Milling Co.	7,287	106,228
	Fitaihi Holding Group	32,967	23,364

173

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CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Gulf Insurance Group	7,624	$50,856
*	Gulf Union Cooperative Insurance Co.	4,104	12,204
*	Halwani Brothers Co.	4,252	36,023
*	Herfy Food Services Co.	8,702	34,815
	Jamjoom Pharmaceuticals Factory Co.	5,354	222,209
	Jarir Marketing Co.	101,459	407,430
*	L'Azurde Co. for Jewelry	13,189	39,888
	Leejam Sports Co. JSC	10,386	221,041
*	Lumi Rental Co.	6,680	70,042
	Maharah Human Resources Co.	73,127	117,729
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	28,825	107,193
*	Methanol Chemicals Co.	10,810	25,566
*	Middle East Paper Co.	11,777	55,024
	Middle East Pharmaceutical Co.	2,042	55,865
	Middle East Specialized Cables Co.	7,754	64,892
	Mobile Telecommunications Co. Saudi Arabia	234,869	735,618
	Modern Mills Co.	3,081	23,416
*	National Agriculture Development Co.	69,281	296,684
	National Co. for Glass Industries	4,364	44,286
	National Co. for Learning & Education	3,507	110,259
*	National Metal Manufacturing & Casting Co.	4,650	15,538
	Nayifat Finance Co.	27,160	73,223
*	Perfect Presentation For Commercial Services Co.	23,272	43,612
*	Rabigh Refining & Petrochemical Co.	118,726	469,431
*	Rasan Information Technology Co.	6,325	238,542
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Red Sea International Co.	1,010	$6,629
	Retal Urban Development Co.	58,158	230,501
	Riyad Bank	298,357	1,652,245
	Riyadh Cables Group Co.	6,709	236,799
	SABIC Agri-Nutrients Co.	36,256	1,409,812
	Sahara International Petrochemical Co.	99,044	424,603
	SAL Saudi Logistics Services	6,648	292,586
*	Saudi Arabian Amiantit Co.	7,439	30,821
*	Saudi Arabian Mining Co.	65,923	1,156,069
	Saudi Aramco Base Oil Co.	12,035	406,054
*	Saudi Automotive Services Co.	14,997	203,863
	Saudi Awwal Bank	152,123	1,383,747
	Saudi Basic Industries Corp.	45,091	736,904
	Saudi Ceramic Co.	24,541	202,176
	Saudi Co. For Hardware CJSC	4,144	27,427
	Saudi Ground Services Co.	26,072	221,033
	Saudi Industrial Investment Group	101,162	376,846
	Saudi Investment Bank	164,773	582,355
*	Saudi Kayan Petrochemical Co.	168,224	269,327
	Saudi Manpower Solutions Co.	7,073	10,564
*	Saudi Marketing Co.	7,493	26,152
	Saudi National Bank	307,335	3,222,208
*	Saudi Paper Manufacturing Co.	6,278	97,383
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	17,976	150,815
*	Saudi Printing & Packaging Co.	7,930	16,436
*	Saudi Public Transport Co.	22,537	68,530
*	Saudi Real Estate Co.	50,888	187,443
*	Saudi Reinsurance Co.	40,933	289,868

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CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Research & Media Group	10,054	$206,409
	Saudi Steel Pipe Co.	7,507	115,503
	Saudi Tadawul Group Holding Co.	2,674	94,594
	Saudi Telecom Co.	451,649	5,249,513
	Saudia Dairy & Foodstuff Co.	4,582	252,229
*	Savola Group	54,111	390,885
	Scientific & Medical Equipment House Co.	3,383	27,833
*	Seera Group Holding	63,072	360,546
*	Shams	5,941	25,374
*	SHL Finance Co.	21,077	89,055
*	Sinad Holding Co.	15,527	36,110
	Sumou Real Estate Co.	5,604	45,100
	Sustained Infrastructure Holding Co.	24,005	221,970
	Tanmiah Food Co.	2,595	45,204
	Theeb Rent A Car Co.	9,452	72,450
	United Electronics Co.	15,439	332,286
	United International Transportation Co.	26,700	296,342
*	Wafrah for Industry & Development	1,792	10,528
*	Walaa Cooperative Insurance Co.	16,908	43,787
*	Wataniya Insurance Co.	7,647	27,644
	Yanbu National Petrochemical Co.	25,730	252,385
	Zahrat Al Waha For Trading Co.	26,630	18,532
TOTAL SAUDI ARABIA			49,212,130
SOUTH AFRICA — (2.9%)
	Absa Group Ltd.	196,897	2,760,715
	Advtech Ltd.	226,507	580,807
	AECI Ltd.	43,415	287,564
	Alexander Forbes Group Holdings Ltd.	187,471	84,618
	Altron Ltd., Class A	132,633	179,909
	Anglogold Ashanti PLC (AU US)	40,811	3,825,215
	Astral Foods Ltd.	17,003	250,127
	AVI Ltd.	119,794	715,260
	Bid Corp. Ltd.	61,039	1,499,257
		Shares	Value»
SOUTH AFRICA — (Continued)
	Bidvest Group Ltd.	71,557	$1,005,559
	Blu Label Unlimited Group Ltd.	218,805	116,257
*	Brait PLC	719,244	95,141
	Capitec Bank Holdings Ltd.	6,730	1,747,105
	Cashbuild Ltd.	5,673	44,075
	Caxton & CTP Publishers & Printers Ltd.	24,985	19,404
	City Lodge Hotels Ltd.	136,276	34,976
	Clicks Group Ltd.	41,647	661,169
	Coronation Fund Managers Ltd.	84,403	224,935
	DataTec Ltd.	134,196	578,093
#Ω	Dis-Chem Pharmacies Ltd.	135,584	296,317
	Discovery Ltd.	46,334	721,152
	DRDGOLD Ltd. (DRD SJ)	84,660	228,641
	DRDGOLD Ltd. (DRD US), Sponsored ADR	7,192	195,335
*	EPE Capital Partners Ltd.	2,427	992
	Famous Brands Ltd.	20,162	64,539
	FirstRand Ltd.	472,939	2,507,560
	Foschini Group Ltd.	131,922	554,647
	Gold Fields Ltd. (GFI US), Sponsored ADR	117,653	4,997,899
	Grindrod Ltd.	300,724	406,065
	Harmony Gold Mining Co. Ltd. (HAR SJ)	39,235	618,506
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	106,225	1,675,168
	Hudaco Industries Ltd.	13,408	155,642
	Impala Platinum Holdings Ltd.	98,308	1,377,986
	Investec Ltd.	36,951	308,086
	Invicta Holdings Ltd.	6,307	13,998
*	iOCO Ltd.	157,410	40,014
	Italtile Ltd.	127,792	69,466
	JSE Ltd.	23,619	223,780
*	KAP Ltd.	623,392	90,768
	Kumba Iron Ore Ltd.	18,411	345,327
	Lewis Group Ltd.	26,714	136,618
	Libstar Holdings Ltd.	37,510	11,011
	Momentum Group Ltd.	696,314	1,582,606
	Motus Holdings Ltd.	88,069	589,219

175

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CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Mpact Ltd.	49,167	$63,882
#	Mr. Price Group Ltd.	77,051	723,071
	MTN Group Ltd.	376,060	4,733,873
*	Nampak Ltd.	2,893	85,696
	Naspers Ltd., Class N	50,945	2,758,666
	Nedbank Group Ltd.	105,675	1,687,253
	NEPI Rockcastle NV	106,876	906,468
	Ninety One Ltd.	70,682	198,117
	Northam Platinum Holdings Ltd.	34,258	660,539
	Oceana Group Ltd.	32,082	107,694
	Old Mutual Ltd. (OMU SJ)	1,836,921	1,501,850
	Omnia Holdings Ltd.	95,233	552,514
	OUTsurance Group Ltd.	168,811	717,702
Ω	Pepkor Holdings Ltd.	904,434	1,194,873
*	Pick n Pay Stores Ltd.	166,839	197,725
#	Premier Group Ltd.	20,240	221,223
	PSG Financial Services Ltd.	315,559	536,546
	Raubex Group Ltd.	86,543	267,036
	Reunert Ltd.	53,629	224,514
	Sanlam Ltd.	237,018	1,220,739
	Santam Ltd.	14,370	344,033
#*	Sappi Ltd.	125,180	121,448
	Shoprite Holdings Ltd.	86,560	1,459,397
	Sibanye Stillwater Ltd. (SBSW US), ADR	6,351	76,339
	Sibanye Stillwater Ltd. (SSW SJ)	524,717	1,568,682
	Southern Sun Ltd.	259,944	157,138
#*	SPAR Group Ltd.	43,183	167,614
	Spur Corp. Ltd.	41,270	103,987
	Stadio Holdings Ltd.	92,501	65,925
	Standard Bank Group Ltd.	178,050	3,431,256
	Super Group Ltd.	76,381	73,168
	Telkom SA SOC Ltd.	144,278	521,082
	Tiger Brands Ltd.	48,620	848,609
	Truworths International Ltd.	108,179	336,758
	Valterra Platinum Ltd.	8,732	703,301
	Vodacom Group Ltd.	122,439	1,040,161
	We Buy Cars Holdings Ltd.	65,467	149,473
	Wilson Bayly Holmes-Ovcon Ltd.	16,751	173,105
	Woolworths Holdings Ltd.	190,605	599,000
	Zeda Ltd.	85,735	74,985
TOTAL SOUTH AFRICA			62,496,970
		Shares	Value»
SOUTH KOREA — (18.0%)
*	ABLBio, Inc.	1,116	$103,816
	Able C&C Co. Ltd.	3,827	38,728
	ABOV Semiconductor Co. Ltd.	1,421	13,590
*	ADTechnology Co. Ltd.	2,141	77,420
	Advanced Nano Products Co. Ltd.	1,410	79,743
	Advanced Process Systems Corp.	2,067	36,915
	Aekyung Chemical Co. Ltd.	3,423	36,120
	Aekyung Industrial Co. Ltd.	1,498	15,102
*	AeroSpace Technology of Korea, Inc.	43,002	22,920
*	Agabang & Co.	7,622	27,229
	Ahnlab, Inc.	1,364	58,326
*	Air Busan Co. Ltd.	25,072	34,706
	AJ Networks Co. Ltd.	6,444	23,121
	Ajin Industrial Co. Ltd.	9,270	23,445
	Alteogen, Inc.	4,430	1,118,640
*	Amicogen, Inc.	5,986	7,320
	Amorepacific Corp.	4,289	393,229
	Amorepacific Holdings Corp.	9,875	187,040
*	Amotech Co. Ltd.	3,102	46,875
*	Ananti, Inc.	17,903	86,201
	Anapass, Inc.	2,773	32,809
	ANIPLUS, Inc.	5,825	11,221
*	Anterogen Co. Ltd.	1,197	29,112
	Aplus Asset Advisor Co. Ltd.	8,967	65,243
*	Asia Pacific Satellite, Inc.	1,533	17,240
	Asia Paper Manufacturing Co. Ltd.	8,411	51,477
	Atec Co. Ltd.	1,127	7,556
	Atinum Investment Co. Ltd.	5,987	13,679
	ATON, Inc.	4,266	23,402
	Aurora World Corp.	1,656	18,811
	Avaco Co. Ltd.	2,325	25,138
	Baiksan Co. Ltd.	4,198	35,100
	BGF Co. Ltd.	15,592	55,279
	BH Co. Ltd.	7,363	173,743
*	BHI Co. Ltd.	3,769	252,380
	Binggrae Co. Ltd.	2,766	140,612
	Bio Plus Co. Ltd.	14,799	58,142
*	Bioneer Corp.	5,078	36,166
	BioNote, Inc.	9,662	33,393

176

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNC Korea, Inc.	12,708	$34,410
	BNK Financial Group, Inc.	62,626	795,170
	Boditech Med, Inc.	4,522	35,819
	Bookook Securities Co. Ltd.	1,360	67,744
*	Bosung Power Technology Co. Ltd.	5,041	41,662
*††	Bucket Studio Co. Ltd.	16,344	2,380
	Bukwang Pharmaceutical Co. Ltd.	9,881	42,386
	BYC Co. Ltd.	1,390	47,080
	C&G Hi Tech Co. Ltd.	2,131	32,685
*	Cafe24 Corp.	3,963	67,736
	Cape Industries Ltd.	7,657	82,749
	Caregen Co. Ltd.	1,119	80,366
	Celltrion Pharm, Inc.	3,874	148,212
	Celltrion, Inc.	3,342	455,223
	Cheil Electric Co. Ltd.	2,907	34,189
	Cheil Worldwide, Inc.	33,211	450,280
	Chemtronics Co. Ltd.	2,899	74,424
#	Cheryong Electric Co. Ltd.	4,562	219,567
	Chinyang Holdings Corp.	11,214	23,505
	Chips&Media, Inc.	1,793	22,420
*	Choil Aluminum Co. Ltd.	23,460	27,557
	Chong Kun Dang Pharmaceutical Corp.	2,943	170,974
	Choong Ang Vaccine Laboratory	2,468	16,777
*	Chunbo Co. Ltd.	1,641	69,989
*	CJ CGV Co. Ltd.	33,300	110,985
	CJ CheilJedang Corp.	2,069	346,022
	CJ Corp.	3,800	578,655
*	CJ ENM Co. Ltd.	4,873	179,048
	CJ Freshway Corp.	2,817	54,924
	CJ Logistics Corp.	3,402	233,616
#	Classys, Inc.	5,466	206,731
*	CoAsia Corp.	4,353	16,675
	Com2uSCorp	1,881	41,678
	Coocon Corp.	1,358	27,724
	Cosmax, Inc.	2,473	353,966
	Cosmecca Korea Co. Ltd.	2,209	121,021
*	CosmoAM&T Co. Ltd.	2,340	94,229
*	Cosmochemical Co. Ltd.	2,885	34,903
*	Coway Co. Ltd.	19,589	1,138,870
		Shares	Value»
SOUTH KOREA — (Continued)
	Cowintech Co. Ltd.	3,032	$35,001
	CR Holdings Co. Ltd.	8,100	28,031
#*	Creative & Innovative System	16,624	193,250
*	CS Bearing Co. Ltd.	3,968	24,717
	CS Wind Corp.	11,696	569,352
*	Cube Entertainment, Inc.	1,951	13,832
	Cuckoo Holdings Co. Ltd.	3,956	78,791
	Cuckoo Homesys Co. Ltd.	2,616	43,049
*	Curexo, Inc.	2,908	32,778
#	Cymechs, Inc.	2,223	56,385
	D.I Corp.	2,730	62,659
*††	DA Technology Co. Ltd.	29,845	765
	Dae Hwa Pharmaceutical Co. Ltd.	2,081	20,838
	Dae Won Kang Up Co. Ltd.	18,572	54,836
*	Daea TI Co. Ltd.	7,647	23,657
	Daebongls Co. Ltd.	1,258	9,283
	Daechang Forging Co. Ltd.	2,649	12,754
	Daedong Corp.	8,930	61,293
	Daeduck Co. Ltd.	9,954	112,291
	Daeduck Electronics Co. Ltd.	8,213	637,413
	Daehan Flour Mill Co. Ltd.	512	54,024
	Daehan Steel Co. Ltd.	4,293	36,709
#*	Dae-Il Corp.	10,593	54,786
#	Daejoo Electronic Materials Co. Ltd.	1,948	210,105
	Daesang Corp.	5,001	70,094
	Daesang Holdings Co. Ltd.	6,972	45,082
#	Daesung Energy Co. Ltd.	2,270	14,040
*	Daesung Private Equity, Inc.	2,638	2,809
*	Daewon Cable Co. Ltd.	8,447	86,717
	Daewon Pharmaceutical Co. Ltd.	5,036	36,499
	Daewon San Up Co. Ltd.	6,131	57,181
#*	Daewoo Engineering & Construction Co. Ltd.	57,283	1,372,830

177

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daihan Pharmaceutical Co. Ltd.	2,228	$43,171
	Daishin Securities Co. Ltd.	13,697	354,857
#*	Danal Co. Ltd.	11,688	58,606
	Daol Investment & Securities Co. Ltd.	15,603	46,858
	Daou Data Corp.	7,570	119,010
#	Daou Technology, Inc.	14,004	443,385
	Dasan Networks, Inc.	6,597	22,377
*	Dawonsys Co. Ltd.	8,387	14,306
	DB HiTek Co. Ltd.	8,685	940,421
	DB Insurance Co. Ltd.	10,767	1,225,215
	DB Securities Co. Ltd.	12,270	113,954
*	DB, Inc.	25,215	34,282
	Dear U Co. Ltd.	2,034	44,659
	Dentium Co. Ltd.	1,356	49,039
	Device Co. Ltd.	3,858	52,811
*	Devsisters Co. Ltd.	2,166	33,396
	DI Dong Il Corp.	4,907	100,144
	Digital Daesung Co. Ltd.	8,734	48,795
*	DIO Corp.	2,611	30,442
	DIT Corp.	3,167	53,881
*††	DKME	116,791	7,402
	DL E&C Co. Ltd.	9,140	616,099
*	DL Holdings Co. Ltd.	4,248	206,748
††	DMS Co. Ltd.	7,152	39,926
	DN Automotive Corp.	12,325	402,233
	Dohwa Engineering Co. Ltd.	5,055	24,325
	Dong-A ST Co. Ltd.	997	29,960
	Dongbang Transport Logistics Co. Ltd.	19,699	38,859
#	Dongjin Semichem Co. Ltd.	12,771	495,615
	DongKook Pharmaceutical Co. Ltd.	9,657	156,577
	Dongkuk CM Co. Ltd.	2,480	11,456
*	Dongkuk Holdings Co. Ltd.	5,999	46,109
	Dongkuk Industries Co. Ltd.	13,609	33,362
	Dongkuk Steel Mill Co. Ltd.	9,971	104,161
	Dongsuh Cos., Inc.	6,911	125,052
	Dongsung Chemical Co. Ltd.	15,367	45,682
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsung Finetec Co. Ltd.	5,270	$103,853
*	Dongwha Enterprise Co. Ltd.	4,747	37,455
	Dongwon Development Co. Ltd.	8,207	15,895
	Dongwon Industries Co. Ltd.	4,051	106,050
	Dongwon Systems Corp.	1,631	31,050
	Dongwoon Anatech Co. Ltd.	2,258	78,800
	Dongyang E&P, Inc.	2,221	51,313
	Doosan Bobcat, Inc.	14,035	690,293
	Doosan Co. Ltd.	255	281,530
*	Doosan Enerbility Co. Ltd.	6,516	567,887
*	Doosan Fuel Cell Co. Ltd.	5,747	240,482
	Doosan Tesna, Inc.	3,044	275,333
*	Dream Security Co. Ltd.	22,618	42,272
	Dreamtech Co. Ltd.	8,451	38,587
*	DRTECH Corp.	14,788	19,096
	DS Dansuk Co. Ltd.	2,697	44,039
*	DSK Co. Ltd.	6,678	26,968
*	Duchembio Co. Ltd.	1,380	8,472
*	Duk San Neolux Co. Ltd.	3,143	108,011
*	Duksan Hi-Metal Co. Ltd.	4,073	51,232
*	Duksan Techopia Co. Ltd.	1,334	21,764
	DY POWER Corp.	1,158	12,134
	E1 Corp.	602	43,993
	Easy Bio, Inc.	5,478	28,820
	Easy Holdings Co. Ltd.	19,016	70,336
*	Eco&Dream Co. Ltd.	2,809	36,995
	Ecoplastic Corp.	18,180	45,399
	Ecopro BM Co. Ltd.	1,513	213,041
	Ecopro Co. Ltd.	3,331	348,643
	Ecopro HN Co. Ltd.	2,169	47,203
	Elentec Co. Ltd.	2,809	24,362
	E-MART, Inc.	6,382	462,200
*	EM-Tech Co. Ltd.	3,371	17,258
#*	Enchem Co. Ltd.	1,421	42,759
	ENF Technology Co. Ltd.	4,496	179,114
*††	Enplus Co. Ltd.	931	2,191
	Eo Technics Co. Ltd.	427	137,864
*	Eubiologics Co. Ltd.	11,713	101,945
	Eugene Corp.	18,634	51,499

178

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Investment & Securities Co. Ltd.	27,685	$105,517
	Eugene Technology Co. Ltd.	3,722	334,484
*	EV Advanced Material Co. Ltd.	16,759	21,126
*	E-World	9,298	12,069
	Exem Co. Ltd.	14,150	18,833
	Exicon Co. Ltd.	2,110	53,266
	F&F Co. Ltd.	6,006	272,895
*	Fine M-Tec Co. Ltd.	2,738	19,372
*	Fine Semitech Corp.	2,729	79,828
*††	Flask Co. Ltd.	4,587	1,373
*	Foosung Co. Ltd.	8,532	76,743
	Fursys, Inc.	1,797	43,498
	Gabia, Inc.	4,174	85,527
*	GAEASOFT	6,369	32,467
	Galaxia Moneytree Co. Ltd.	2,236	12,981
*	GAMSUNG Corp. Co. Ltd.	22,439	99,194
	Gaon Cable Co. Ltd.	659	108,558
	GC Biopharma Corp.	1,952	181,904
*	GC Cell Corp.	2,823	45,699
	GC Corp.	7,289	68,979
	GC MediAI Corp.	4,497	12,379
*	Genexine, Inc.	12,814	47,069
*	Genic Co. Ltd.	1,391	26,645
*	Genomictree, Inc.	1,726	20,195
	Geumhwa PSC Co. Ltd.	1,944	53,123
	Global Standard Technology Co. Ltd.	5,893	197,544
*	Global Tax Free Co. Ltd.	14,089	57,097
#	GnCenergy Co. Ltd.	2,911	73,105
	GOLFZON Co. Ltd.	2,157	74,843
	Green Chemical Co. Ltd.	1,042	4,437
#	GS Engineering & Construction Corp.	21,793	565,677
#	GS P&L Co. Ltd.	3,407	127,950
	HAESUNG DS Co. Ltd.	5,246	289,324
	Haesung Industrial Co. Ltd.	2,211	12,041
	Han Kuk Carbon Co. Ltd.	9,411	315,819
	Hana Financial Group, Inc.	70,354	6,112,434
	Hana Materials, Inc.	1,604	83,516
	Hana Micron, Inc.	20,978	575,279
	Hana Pharm Co. Ltd.	1,361	9,017
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hana Technology Co. Ltd.	952	$20,627
	Hana Tour Service, Inc.	2,614	74,156
*	Hanall Biopharma Co. Ltd.	2,248	72,918
	Hancom, Inc.	6,331	88,368
	Handok, Inc.	3,487	24,261
	Handsome Co. Ltd.	2,844	51,193
	Hanjin Kal Corp.	2,408	184,668
	Hanjin Logistics Corp.	2,881	37,875
*	HanJung Natural Connectivity System Co. Ltd.	1,156	53,523
	Hankook Cosmetics Manufacturing Co. Ltd.	1,335	9,103
	Hankook Shell Oil Co. Ltd.	262	89,802
	Hankook Tire & Technology Co. Ltd.	27,803	1,118,822
	Hanmi Semiconductor Co. Ltd.	8,545	2,164,870
	HanmiGlobal Co. Ltd.	4,233	80,522
	Hannong Chemicals, Inc.	1,919	30,809
*	Hanon Systems	101,006	290,532
	Hansae Co. Ltd.	4,085	31,936
	Hansol Chemical Co. Ltd.	2,397	469,025
*	Hansol IONES Co. Ltd.	2,622	30,422
	Hansol Paper Co. Ltd.	2,130	12,262
	Hansol Technics Co. Ltd.	10,728	59,549
*	Hanssem Co. Ltd.	2,297	70,372
*	Hanwha Engine	11,849	709,541
#*	Hanwha Galleria Corp.	52,849	109,924
*	Hanwha General Insurance Co. Ltd.	27,895	125,430
#*	Hanwha Investment & Securities Co. Ltd.	36,993	190,428
*	Hanwha Life Insurance Co. Ltd.	58,848	195,141
*	Hanwha Ocean Co. Ltd.	3,535	316,284
*	Hanwha Solutions Corp.	25,968	900,627
*	Hanwha Vision Co. Ltd.	3,652	216,301

179

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanyang Digitech Co. Ltd.	2,583	$54,827
*	Hanyang Eng Co. Ltd.	4,313	94,356
	Hanyang Securities Co. Ltd.	3,629	70,465
	Harim Co. Ltd.	20,657	45,887
	Harim Holdings Co. Ltd.	26,320	233,716
	HB SOLUTION Co. Ltd.	7,112	11,179
	HB Technology Co. Ltd.	31,571	61,305
	HD Construction Equipment Co. Ltd.	12,694	1,594,809
	HD Hyundai Co. Ltd.	8,024	1,703,621
	HD Hyundai Electric Co. Ltd.	4,566	3,926,388
#*	HD Hyundai Energy Solutions Co. Ltd.	1,140	180,096
#	HD Hyundai Heavy Industries Co. Ltd.	2,578	1,200,565
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,413	2,008,088
#	HDC Holdings Co. Ltd.	16,074	306,587
	HDC Hyundai Development Co-Engineering & Construction	7,674	119,572
*	HD-Hyundai Marine Engine	2,925	210,117
	Hecto Innovation Co. Ltd.	3,956	55,355
*	Helixmith Co. Ltd.	11,710	68,504
#*	Heung-A Shipping Co. Ltd.	29,145	56,486
*	HFR, Inc.	900	17,968
	High Tech Pharm Co. Ltd.	1,900	24,734
	HK inno N Corp.	6,518	233,418
	HL Holdings Corp.	1,601	47,035
	HL Mando Co. Ltd.	16,916	658,902
*	HLB Biostep Co. Ltd.	14,531	12,462
*	HLB Global Co. Ltd.	7,107	10,615
*	Hlb Pharma Ceutical Co. Ltd.	2,416	28,396
*	HLB Therapeutics Co. Ltd.	17,285	41,516
#*	HLB, Inc.	4,622	191,422
		Shares	Value»
SOUTH KOREA — (Continued)
	HMM Co. Ltd.	40,064	$558,459
*	Hotel Shilla Co. Ltd.	6,735	300,155
	HPSP Co. Ltd.	12,385	448,511
#	HS Hyosung Advanced Materials Corp.	846	155,098
	HS Hyosung Corp.	689	30,847
	HS Industries Co. Ltd.	14,609	34,513
*	Hugel, Inc.	1,576	270,879
*	Humasis Co. Ltd.	13,375	7,223
	Humedix Co. Ltd.	2,503	60,132
	Huons Co. Ltd.	2,422	43,216
	Huons Global Co. Ltd.	2,407	103,289
*	Husteel Co. Ltd.	17,299	79,770
#	Hwa Shin Co. Ltd.	9,790	82,448
	Hwaseung Enterprise Co. Ltd.	4,818	15,798
#	HYBE Co. Ltd.	1,607	287,948
	Hy-Lok Corp.	3,204	95,998
#	Hyosung Corp.	3,097	482,783
	Hyosung Heavy Industries Corp.	859	2,313,983
#	Hyosung TNC Corp.	1,134	399,000
	Hyundai Autoever Corp.	1,463	452,053
	Hyundai BNG Steel Co. Ltd.	4,900	57,245
	HYUNDAI Corp.	2,641	55,602
	Hyundai Department Store Co. Ltd.	7,086	524,023
#	Hyundai Elevator Co. Ltd.	4,692	314,862
#	Hyundai Engineering & Construction Co. Ltd.	11,888	1,316,598
	Hyundai Futurenet Co. Ltd.	10,966	24,790
	Hyundai GF Holdings	7,388	72,103
	Hyundai Glovis Co. Ltd.	10,996	1,697,822
	Hyundai Green Food	8,649	96,530
	Hyundai Home Shopping Network Corp.	1,209	69,577
	Hyundai Hyms Co. Ltd.	1,583	21,362
*	Hyundai Marine & Fire Insurance Co. Ltd.	28,221	581,637
	Hyundai Mobis Co. Ltd.	6,273	1,814,270
#	Hyundai Motor Co.	19,570	7,093,338

180

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hyundai Motor Securities Co. Ltd.	14,044	$105,049
#	Hyundai Movex Co. Ltd.	5,434	116,696
	Hyundai Steel Co.	13,436	390,571
	Hyundai Wia Corp.	8,192	461,201
	HyVision System, Inc.	3,859	48,247
	i3system, Inc.	1,104	77,832
*††	Icure Pharm, Inc.	2,386	1,309
	iFamilySC Co. Ltd.	3,749	27,498
	Iljin Electric Co. Ltd.	5,713	480,031
	Iljin Holdings Co. Ltd.	3,076	21,576
*	Iljin Hysolus Co. Ltd.	1,181	14,741
	Iljin Power Co. Ltd.	4,220	62,547
	Ilshin Spinning Co. Ltd.	8,435	76,364
††	Ilyang Pharmaceutical Co. Ltd.	2,889	22,001
	iM Financial Group Co. Ltd.	77,345	1,000,929
	iMarketKorea, Inc.	7,898	40,500
	InBody Co. Ltd.	3,960	79,174
	Incar Financial Service Co. Ltd.	9,235	67,697
	Industrial Bank of Korea	73,356	1,124,464
	Infinitt Healthcare Co. Ltd.	5,469	27,273
	Inhwa Precision Co. Ltd.	4,510	41,363
	Innocean Worldwide, Inc.	6,479	86,795
	Innox Advanced Materials Co. Ltd.	6,188	144,791
*	Insun ENT Co. Ltd.	9,383	29,459
	Intellian Technologies, Inc.	993	89,281
*	Interflex Co. Ltd.	5,184	47,532
	INTOPS Co. Ltd.	4,192	52,927
*	iNtRON Biotechnology, Inc.	4,530	11,073
	INVENI Co. Ltd.	3,775	41,043
	IS Dongseo Co. Ltd.	4,729	85,539
	ISC Co. Ltd.	667	111,572
	i-SENS, Inc.	3,893	55,969
*	ISU Abxis Co. Ltd.	3,988	12,852
*	ISU Chemical Co. Ltd.	5,097	38,699
	IsuPetasys Co. Ltd.	12,038	1,249,729
#*	Itcenglobal Co. Ltd.	4,335	159,969
*	ITEK, Inc.	8,093	41,265
*	Jahwa Electronics Co. Ltd.	7,183	238,849
		Shares	Value»
SOUTH KOREA — (Continued)
	JB Financial Group Co. Ltd.	46,009	$851,398
*	Jeju Air Co. Ltd.	5,570	20,046
*	Jeju Semiconductor Corp.	3,967	143,419
*	JETEMA Co. Ltd.	3,077	14,658
*	Jin Air Co. Ltd.	7,107	30,187
	Jinsung T.E.C.	6,490	79,102
*	JNTC Co. Ltd.	3,202	42,328
*	JoyCity Corp.	12,852	21,275
	Jungdawn Co. Ltd.	5,776	9,901
#	Jusung Engineering Co. Ltd.	9,605	830,833
	JVM Co. Ltd.	1,903	32,178
	JW Life Science Corp.	4,771	41,719
#	JYP Entertainment Corp.	8,047	345,205
	K Car Co. Ltd.	5,037	37,445
*	K Ensol Co. Ltd.	2,470	23,600
	Kakao Corp.	20,626	664,014
#*	Kakao Games Corp.	15,718	128,854
#	KakaoBank Corp.	24,431	403,868
*	Kakaopay Corp.	2,541	96,743
	Kangnam Jevisco Co. Ltd.	892	10,137
*	Kangwon Energy Co. Ltd.	3,155	32,828
	KB Financial Group, Inc. (105560 KS)	59,620	6,528,748
	KB Financial Group, Inc. (KB US), ADR	10,427	1,159,691
*	KBI Dongyang Steel Pipe Co. Ltd.	12,520	15,970
	KC Co. Ltd.	2,295	61,407
	KC Tech Co. Ltd.	2,990	126,374
	KCC Corp.	1,096	415,613
	KCC Glass Corp.	2,769	54,875
	KCTC	13,067	52,597
*	Kencoa Aerospace Co.	1,964	28,873
	KEPCO Engineering & Construction Co., Inc.	882	113,841
#	KEPCO Plant Service & Engineering Co. Ltd.	6,573	279,034
*	KG Chemical Corp.	16,105	77,201
	KG Dongbusteel	9,086	43,219
	KG Eco Solution Co. Ltd.	7,812	38,985
	KG Financial Co. Ltd.	5,791	20,526
*	KG Mobility Corp.	17,812	52,394
	Kginicis Co. Ltd.	3,879	30,248

181

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KH Vatec Co. Ltd.	7,958	$75,921
	Kia Corp.	57,693	5,950,555
#	KINX, Inc.	1,034	73,276
	KISCO Corp.	5,433	38,934
	KISCO Holdings Co. Ltd.	2,780	50,855
	KISWIRE Ltd.	5,402	94,075
	KIWOOM Securities Co. Ltd.	5,698	1,553,559
*	KMW Co. Ltd.	3,770	76,497
*	KNJ Co. Ltd.	1,991	54,318
	Koh Young Technology, Inc.	7,780	214,431
	Kolmar Holdings Co. Ltd.	4,314	28,760
#	Kolon Corp.	3,612	178,173
#	Kolon Industries, Inc.	6,808	438,809
*	Kolon Life Science, Inc.	583	23,189
	KoMiCo Ltd.	2,410	235,941
#	KONA I Co. Ltd.	3,514	130,216
	Korea Asset In Trust Co. Ltd.	14,361	25,733
	Korea Circuit Co. Ltd.	2,901	185,251
#	Korea District Heating Corp.	743	38,577
	Korea Electric Terminal Co. Ltd.	2,625	162,440
	Korea Electronic Power Industrial Development Co. Ltd.	3,147	43,126
	Korea Export Packaging Industrial Co. Ltd.	8,450	15,933
	Korea Fuel-Tech Corp.	10,279	48,784
	Korea Gas Corp.	3,649	96,751
	Korea Information & Communications Co. Ltd.	7,274	56,182
	Korea Information Certificate Authority, Inc.	8,741	38,416
	Korea Investment Holdings Co. Ltd.	14,096	2,316,304
#*	Korea Line Corp.	63,594	111,313
	Korea Movenex Co. Ltd.	14,544	44,246
	Korea Petrochemical Ind Co. Ltd.	1,020	125,969
	Korea Petroleum Industries Co.	1,683	18,135
	Korea Ratings Corp.	564	40,439
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Real Estate Investment & Trust Co. Ltd.	57,342	$61,911
	Korea Zinc Co. Ltd.	647	693,526
	Korean Air Lines Co. Ltd.	56,133	939,527
	Korean Reinsurance Co.	70,890	592,422
	Koryo Credit Information Co. Ltd.	2,209	14,982
	KPX Chemical Co. Ltd.	408	14,931
*	KPX Electrochem Co. Ltd.	1,121	6,710
	Krafton, Inc.	6,123	1,100,892
	KSS LINE Ltd.	8,802	76,144
*	KT Corp. (KT US), Sponsored ADR	12,498	267,832
	KT Skylife Co. Ltd.	9,022	30,004
	KTCS Corp.	9,824	17,911
	Kumho Petrochemical Co. Ltd.	3,535	351,698
*	Kumho Tire Co., Inc.	55,881	220,881
*	Kwangmu Co. Ltd.	6,350	9,190
*	KX Innovation Co. Ltd.	3,585	7,736
	Kyeryong Construction Industrial Co. Ltd.	3,118	61,426
	Kyobo Securities Co. Ltd.	10,116	94,056
	Kyung Dong Navien Co. Ltd.	3,051	160,816
	KZ Precision Corp.	3,100	30,778
*	L&F Co. Ltd.	1,112	148,532
*	L&K Biomed Co. Ltd.	1,817	8,993
*	LabGenomics Co. Ltd.	14,945	13,455
	Lake Materials Co. Ltd.	9,930	155,999
*	LB Semicon, Inc.	19,980	76,551
	Lee Ku Industrial Co. Ltd.	6,154	25,060
#	LEENO Industrial, Inc.	10,346	844,844
	LF Corp.	4,962	83,270
	LG Corp.	12,299	830,043
#*	LG Display Co. Ltd. (034220 KS)	83,197	694,650
	LG Electronics, Inc.	33,796	3,254,995
#*	LG Energy Solution Ltd.	1,995	626,297
	LG H&H Co. Ltd.	1,024	176,495

182

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LG HelloVision Co. Ltd.	6,380	$10,176
	LG Innotek Co. Ltd.	5,465	2,136,574
	LG Uplus Corp.	63,541	681,333
	LIG Accuver Co. Ltd.	1,882	67,372
*	LigaChem Biosciences, Inc.	828	104,196
*	LOT Vacuum Co. Ltd.	4,434	47,875
	Lotte Chemical Corp.	2,602	201,903
	Lotte Corp.	7,012	145,952
*	Lotte Data Communication Co.	1,829	28,622
*	Lotte Energy Materials Corp.	8,382	380,457
	LOTTE Fine Chemical Co. Ltd.	7,873	370,882
*	Lotte Non-Life Insurance Co. Ltd.	16,008	22,883
	Lotte Rental Co. Ltd.	8,583	195,322
	Lotte Shopping Co. Ltd.	2,687	246,218
	Lotte Wellfood Co. Ltd.	980	80,380
	LS Corp.	4,239	1,318,810
#	LS Eco Energy Ltd.	3,866	230,466
	LS Electric Co. Ltd.	15,110	2,901,813
	LTC Co. Ltd.	2,396	75,286
*	LVMC Holdings	48,539	55,926
*	LX Hausys Ltd.	1,613	39,535
#	LX Semicon Co. Ltd.	4,073	173,139
	Macquarie Korea Infrastructure Fund	89,053	681,842
	Maeil Dairies Co. Ltd.	1,289	31,632
*	Manyo Co. Ltd.	1,896	20,337
	Mcnex Co. Ltd.	5,307	83,194
*	Mediana Co. Ltd.	1,552	22,041
*	Medipost Co. Ltd.	4,081	77,346
	Medytox, Inc.	1,456	104,461
*	Meerecompany, Inc.	1,878	20,622
	MegaStudy Co. Ltd.	3,816	34,814
	MegaStudyEdu Co. Ltd.	2,874	91,999
#*	Meritz Financial Group, Inc.	22,383	1,693,985
	META BIOMED Co. Ltd.	5,123	15,433
	Mgame Corp.	7,410	26,900
	Mi Chang Oil Industrial Co. Ltd.	382	32,140
*	MiCo Ltd.	11,862	184,266
#*	Mirae Asset Life Insurance Co. Ltd.	21,538	232,633
	Mirae Asset Securities Co. Ltd.	17,000	755,105
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Mirae Asset Venture Investment Co. Ltd.	5,218	$186,304
	Misto Holdings Corp.	13,458	370,201
	Miwon Chemicals Co. Ltd.	5,710	49,532
	Miwon Commercial Co. Ltd.	703	72,224
	Miwon Holdings Co. Ltd.	253	10,790
	Miwon Specialty Chemical Co. Ltd.	519	42,957
	MK Electron Co. Ltd.	8,599	163,927
	MNTech Co. Ltd.	3,027	21,367
*	Modetour Network, Inc.	3,036	23,426
	mPlus Corp.	1,895	22,555
*	MS Autotech Co. Ltd.	6,080	10,111
	Myoung Shin Industrial Co. Ltd.	9,729	88,081
*	Naintech Co. Ltd.	8,612	20,425
#	Namhae Chemical Corp.	10,948	86,767
	Namuga Co. Ltd.	3,369	43,689
	Namyang Dairy Products Co. Ltd.	602	21,377
	NAVER Corp.	12,982	1,864,763
	NC Corp.	1,908	352,274
	NeoPharm Co. Ltd.	4,164	57,489
	Neosem, Inc.	2,981	38,343
	Neowiz	4,721	70,500
	Neowiz Holdings Corp.	1,665	24,553
*	Nepes Ark Corp.	3,300	85,845
*	NEPES Corp.	6,613	145,840
Ω	Netmarble Corp.	5,521	186,043
	New Power Plasma Co. Ltd.	10,930	50,143
	Newflex Technology Co. Ltd.	3,847	17,236
	Nexen Corp.	9,997	48,727
	Nexen Tire Corp.	6,993	35,176
*	Nexon Games Co. Ltd.	3,344	26,887
	NEXTIN, Inc.	1,984	94,583
	NH Investment & Securities Co. Ltd.	43,382	994,705
	NHN Corp.	7,149	200,034
	NHN KCP Corp.	8,874	119,111
*	NIBEC Co. Ltd.	1,019	17,871
	NICE Holdings Co. Ltd.	9,918	97,721
	Nice Information & Telecommunication, Inc.	3,525	67,137

183

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Information Service Co. Ltd.	14,058	$145,333
	Nong Shim Holdings Co. Ltd.	900	59,505
	NongShim Co. Ltd.	1,148	294,777
	NOVAREX Co. Ltd.	4,575	46,348
	Novatech Co. Ltd.	1,574	24,952
*	OCI Co. Ltd.	1,129	115,450
	OCI Holdings Co. Ltd.	3,899	983,228
*	Okins Electronics Co. Ltd.	3,319	50,100
#*	Orbitech Co. Ltd.	3,429	27,264
*	Oriental Precision & Engineering Co. Ltd.	7,890	42,958
	Orion Corp.	6,561	637,346
	Orion Holdings Corp.	9,024	158,620
*	OSTEONIC Co. Ltd.	3,992	17,908
*	Osung Advanced Materials Co. Ltd.	28,148	27,636
	Otoki Corp.	786	194,294
	Pan Ocean Co. Ltd.	99,588	373,915
	Pang Rim Co. Ltd.	3,379	13,047
#	Park Systems Corp.	1,480	291,354
	Partron Co. Ltd.	16,213	90,927
#*	Pearl Abyss Corp.	4,858	193,699
*	Pentastone Electronics, Inc.	5,205	28,640
	People & Technology, Inc.	7,981	304,933
*	Peptron, Inc.	609	108,723
	PHA Co. Ltd.	3,537	31,338
	PharmaResearch Co. Ltd.	2,025	431,645
#	Pharmicell Co. Ltd.	13,952	173,245
	Philenergy Co. Ltd.	845	11,492
*	Philoptics Co. Ltd.	1,555	51,234
	PI Advanced Materials Co. Ltd.	3,994	69,839
	PKC Co. Ltd.	10,835	53,951
*	Polaris Office Corp.	5,235	17,666
	Pond Group Co. Ltd.	6,680	26,508
	Poongsan Holdings Corp.	2,812	85,792
	Posco DX Co. Ltd.	5,299	125,478
	POSCO Future M Co. Ltd.	2,273	390,616
	Posco M-Tech Co. Ltd.	2,492	33,491
	POSCO Steeleon Co. Ltd.	13,080	74,435
*	Power Logics Co. Ltd.	9,071	31,809
	Protec Co. Ltd.	1,341	75,414
		Shares	Value»
SOUTH KOREA — (Continued)
#	PSK Holdings, Inc.	1,510	$129,424
#	PSK, Inc.	7,547	461,209
	Pulmuone Co. Ltd.	3,936	32,871
	Pumtech Korea Co. Ltd.	1,886	52,893
*	Rainbow Robotics	502	228,608
	Refine Co. Ltd.	3,137	26,871
	RFHIC Corp.	2,906	186,574
*	Robostar Co. Ltd.	682	34,153
	Rorze Systems Corp.	3,344	21,451
	S&S Tech Corp.	3,330	230,786
	S-1 Corp.	6,906	402,267
	Sajo Industries Co. Ltd.	851	30,659
	Sajodaerim Corp.	1,138	25,201
	Sam Young Electronics Co. Ltd.	4,997	51,847
	Sam Yung Trading Co. Ltd.	6,196	85,046
	Samchully Co. Ltd.	516	51,594
††	Samick THK Co. Ltd.	2,406	19,223
*	Samil Pharmaceutical Co. Ltd.	3,172	19,119
	Samji Electronics Co. Ltd.	5,168	114,275
	Samjin Pharmaceutical Co. Ltd.	2,505	31,661
	Samlip Co. Ltd.	730	24,487
	Sammok S-Form Co. Ltd.	2,476	31,496
	SAMPYO Cement Co. Ltd.	8,327	95,751
*Ω	Samsung Biologics Co. Ltd.	905	902,321
	Samsung C&T Corp.	7,673	1,567,628
	Samsung Card Co. Ltd. (029780 KS)	7,480	269,921
	Samsung Electro-Mechanics Co. Ltd.	5,120	2,937,268
	Samsung Electronics Co. Ltd. (005930 KS)	666,711	100,398,399
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	412	1,556,633
	Samsung Engineering Co. Ltd.	53,489	1,937,210
*	Samsung Episholdings Co. Ltd.	529	195,392

184

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Fire & Marine Insurance Co. Ltd.	3,846	$1,201,050
*	Samsung Heavy Industries Co. Ltd.	71,938	1,584,549
	Samsung Life Insurance Co. Ltd.	4,865	827,435
*	Samsung SDI Co. Ltd.	8,210	3,888,143
	Samsung SDS Co. Ltd.	7,538	853,227
	Samsung Securities Co. Ltd.	16,103	1,179,936
	SAMT Co. Ltd.	22,161	106,597
#	Samwha Capacitor Co. Ltd.	2,639	121,252
#*	Samyang Biopharmaceuticals Corp.	2,043	106,124
	Samyang Corp.	532	17,353
	Samyang Foods Co. Ltd.	1,037	941,521
	Samyang Holdings Corp.	1,922	90,949
	Samyoung Co. Ltd.	6,764	52,044
	Samyoung M-Tek Co. Ltd.	2,253	20,596
	Sang-A Frontec Co. Ltd.	2,614	48,679
	Sangsin Energy Display Precision Co. Ltd.	1,713	30,996
	Saramin Co. Ltd.	3,271	37,806
	Satrec Initiative Co. Ltd.	829	92,906
	SD Biosensor, Inc.	11,107	63,338
	SeAH Besteel Holdings Corp.	6,461	330,668
	SeAH Holdings Corp.	419	45,903
	SeAH Steel Corp.	565	67,922
	SeAH Steel Holdings Corp.	620	100,630
	Sebang Co. Ltd.	6,012	64,840
	Sebang Global Battery Co. Ltd.	3,144	141,115
	Sebo Manufacturing Engineer Corp.	1,102	17,531
	Seegene, Inc.	9,395	156,264
	Segyung Hitech Co. Ltd.	3,047	9,912
#	Sejin Heavy Industries Co. Ltd.	6,360	89,359
*	Selvas AI, Inc.	2,362	21,216
	Sempio Foods Co.	730	13,425
		Shares	Value»
SOUTH KOREA — (Continued)
	Seobu T&D	15,654	$159,106
	Seohan Co. Ltd.	14,319	10,498
††	Seohee Construction Co. Ltd.	59,699	24,512
*	Seojin System Co. Ltd.	6,836	277,606
*	Seoul Auction Co. Ltd.	2,218	10,410
*	Seoul Semiconductor Co. Ltd.	8,457	95,315
	Seoyon Co. Ltd.	6,326	40,665
	Seoyon E-Hwa Co. Ltd.	9,093	87,228
*††	Sewon E&C Co. Ltd.	21,080	640
	SFA Engineering Corp.	5,348	114,459
*	SFA Semicon Co. Ltd.	15,960	91,404
*	SG Co. Ltd.	13,386	23,935
	SGC Energy Co. Ltd.	2,098	84,444
*	SHIFT UP Corp.	2,823	62,433
*	Shin Heung Energy & Electronics Co. Ltd.	9,114	65,274
	Shinhan Financial Group Co. Ltd. (055550 KS)	49,390	3,354,033
	Shinil Electronics Co. Ltd.	12,080	12,042
	Shinsegae International, Inc.	2,872	29,034
	Shinsegae, Inc.	2,097	579,548
	Shinsung Delta Tech Co. Ltd.	2,201	86,995
#*	Shinsung E&G Co. Ltd.	33,135	89,249
#*	Shinyoung Securities Co. Ltd.	1,327	178,793
#	Silicon2 Co. Ltd.	8,586	257,324
	Silla Co. Ltd.	2,472	16,164
*	SillaJen, Inc.	8,754	20,712
	SIMMTECH Co. Ltd.	1,830	109,871
	SIMPAC, Inc.	1,268	5,030
	Sindoh Co. Ltd.	2,207	74,526
	Sinil Pharm Co. Ltd.	1,949	8,268
*	SK Biopharmaceuticals Co. Ltd.	5,142	351,111
*	SK Bioscience Co. Ltd.	3,210	94,098
	SK Chemicals Co. Ltd.	2,574	103,702
#	SK Discovery Co. Ltd.	4,063	153,334
#*	SK Eternix Co. Ltd.	7,447	294,461

185

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	SK Gas Ltd.	1,060	$206,630
	SK Hynix, Inc.	97,376	86,836,800
#*Ω	SK IE Technology Co. Ltd.	9,148	164,734
	SK Innovation Co. Ltd.	7,792	773,566
	SK Networks Co. Ltd.	20,566	81,690
#*	SK Securities Co. Ltd.	52,793	187,880
	SK Telecom Co. Ltd. (017670 KS)	12,318	798,232
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	1,259	47,087
#*	SKC Co. Ltd.	1,322	106,615
	SL Corp.	8,218	351,998
#	SM Entertainment Co. Ltd.	3,684	241,594
*	SMEC Co. Ltd.	12,293	37,176
*	Smotronic Co. Ltd.	5,919	11,061
#	SNT Holdings Co. Ltd.	3,127	131,886
	SOCAR, Inc.	1,653	19,927
#*	S-Oil Corp.	11,496	1,046,272
#	Solid, Inc.	11,725	136,055
	SOLUM Co. Ltd.	14,558	191,825
	Solus Advanced Materials Co. Ltd.	8,181	73,089
*	Solux Co. Ltd.	8,090	20,663
	Soop Co. Ltd.	3,508	138,897
	Soosan Industries Co. Ltd.	717	16,622
	Soulbrain Co. Ltd.	1,023	321,812
	Soulbrain Holdings Co. Ltd.	2,191	109,560
	SP SAMHWA Co. Ltd.	2,824	18,079
	SPG Co. Ltd.	2,271	198,453
	ST Pharm Co. Ltd.	3,063	317,372
*	STIC Investments, Inc.	7,920	54,236
*	Studio Dragon Corp.	4,368	103,235
*	Sugentech, Inc.	5,002	18,840
	Suheung Co. Ltd.	878	11,914
*	Sukgyung AT Co. Ltd.	508	19,662
	Sung Kwang Bend Co. Ltd.	3,923	123,670
	Sungwoo Hitech Co. Ltd.	18,752	113,551
	Sunic System Ltd.	852	60,129
	Sunjin Co. Ltd.	3,039	22,133
*	Suprema, Inc.	1,647	62,291
*	SV Investment Corp.	12,447	34,187
	SY Co. Ltd.	12,322	24,986
		Shares	Value»
SOUTH KOREA — (Continued)
*	SY Steel Tech, Inc.	4,151	$10,518
*	Synergy Innovation Co. Ltd.	10,345	14,746
*	Synopex, Inc.	23,722	96,093
	Systems Technology, Inc.	2,030	52,342
	SYTS Corp.	577	23,489
	T&L Co. Ltd.	1,763	73,454
	Taekwang Industrial Co. Ltd.	96	77,416
	TAEKYUNG BK Co. Ltd.	7,843	25,321
*	Taewoong Co. Ltd.	2,693	97,665
*	Taeyoung Engineering & Construction Co. Ltd.	14,583	19,324
*	Taihan Cable & Solution Co. Ltd.	9,077	349,055
	TCC Steel	4,808	64,793
#	TechWing, Inc.	4,055	160,645
*	Telechips, Inc.	3,499	34,199
	TEMC Co. Ltd.	3,309	38,906
	TES Co. Ltd.	3,436	199,527
	TK Corp.	3,094	96,681
	TKG Huchems Co. Ltd.	6,654	85,078
	TLB Co. Ltd.	1,831	111,082
#	Tokai Carbon Korea Co. Ltd.	1,889	381,172
	Tovis Co. Ltd.	6,051	72,586
	TS Corp.	19,785	38,907
	TSE Co. Ltd.	713	82,688
	Tuksu Construction Co. Ltd.	4,725	21,638
	TYM Corp.	13,352	72,758
	Ubiquoss Holdings, Inc.	2,043	21,334
	Ubiquoss, Inc.	3,908	39,354
	Uju Electronics Co. Ltd.	1,935	52,138
	Unid Co. Ltd.	2,052	131,735
	Union Semiconductor Equipment & Materials Co. Ltd.	4,575	36,222
	Uniquest Corp.	4,583	22,854
*	Unison Co. Ltd.	24,842	22,715
*	UniTest, Inc.	4,160	52,311
	Unitrontech Co. Ltd.	8,834	34,121
	Value Added Technology Co. Ltd.	2,975	46,483
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,147	10,973

186

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*††	Vidente Co. Ltd.	19,231	$8,078
	Vieworks Co. Ltd.	2,184	40,238
*	Vina Tech Co. Ltd.	633	76,354
	Vitzro Tech Co. Ltd.	4,197	48,449
#	Vitzrocell Co. Ltd.	8,826	342,058
*	VM, Inc.	2,268	83,138
*	VT Co. Ltd.	8,186	94,393
	Webcash Corp.	2,110	13,153
	Webzen, Inc.	6,567	54,138
	Wemade Co. Ltd.	4,334	73,353
	Whanin Pharmaceutical Co. Ltd.	4,395	35,209
	WINS Technet Co. Ltd.	3,865	34,071
	WiSoL Co. Ltd.	7,794	39,716
	Won Tech Co. Ltd.	15,831	78,676
*	Wonik Holdings Co. Ltd.	13,526	304,634
	WONIK IPS Co. Ltd.	3,188	257,594
#	Wonik Materials Co. Ltd.	3,195	115,174
*	Wonik Pne Co. Ltd.	10,597	28,574
	Wonik QnC Corp.	4,494	116,731
	Woojin, Inc.	3,958	76,081
	Woori Financial Group, Inc. (316140 KS)	183,970	4,195,270
*	Woori Technology Investment Co. Ltd.	12,348	55,044
*	Woori Technology, Inc.	10,644	157,129
	Worldex Industry & Trading Co. Ltd.	3,984	89,625
	Xexymix Corp.	5,593	16,605
	Y G-1 Co. Ltd.	9,847	105,242
*	Y2 Solution Co. Ltd.	3,744	20,762
*	YC Corp.	2,877	43,338
*	Yest Co. Ltd.	1,865	34,805
	YG Entertainment, Inc.	2,853	104,691
	YG PLUS	14,114	49,007
	Youlchon Chemical Co. Ltd.	1,863	32,633
	Young Poong Corp.	56	2,502
#	Youngone Corp.	5,923	332,106
	Youngone Holdings Co. Ltd.	2,901	410,031
	Yuanta Securities Korea Co. Ltd.	37,741	134,960
	YuHwa Securities Co. Ltd.	13,635	32,836
		Shares	Value»
SOUTH KOREA — (Continued)
*	Yungjin Pharmaceutical Co. Ltd.	19,061	$22,818
	Yunsung F&C Co. Ltd.	461	11,461
#	Zeus Co. Ltd.	6,988	77,156
TOTAL SOUTH KOREA			381,199,068
TAIWAN — (28.2%)
	104 Corp.	5,000	34,856
	91APP, Inc.	21,000	43,603
	Aaeon Technology, Inc.	11,546	44,799
	ABC Taiwan Electronics Corp.	42,860	40,818
	Abico Avy Co. Ltd.	66,936	86,804
#	Ability Enterprise Co. Ltd.	119,119	298,721
#	Ability Opto-Electronics Technology Co. Ltd.	19,528	67,362
#	AcBel Polytech, Inc.	373,757	568,976
	Accton Technology Corp.	82,858	6,068,233
	Ace Pillar Co. Ltd.	15,000	40,497
	Acer Cyber Security, Inc.	5,157	27,333
#	Acer, Inc.	1,135,287	998,199
#	ACES Electronic Co. Ltd.	60,117	167,666
	Acter Group Corp. Ltd.	29,534	789,489
	Action Electronics Co. Ltd.	103,000	41,581
	Actron Technology Corp.	21,000	91,407
#	ADATA Technology Co. Ltd.	96,180	1,374,075
	Addcn Technology Co. Ltd.	18,913	92,548
*	Adimmune Corp.	75,000	42,030
	Adlink Technology, Inc.	27,000	64,423
	Advanced Ceramic X Corp.	12,000	65,669
#	Advanced Energy Solution Holding Co. Ltd.	19,000	680,845
	Advanced International Multitech Co. Ltd.	67,000	125,008

187

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Advanced Optoelectronic Technology, Inc.	49,000	$41,734
	Advanced Power Electronics Corp.	29,000	110,560
	Advanced Wireless Semiconductor Co.	52,000	240,453
	Advancetek Enterprise Co. Ltd.	131,908	109,807
	Advantech Co. Ltd.	87,959	1,005,850
#	Aero Win Technology Corp.	10,000	11,135
	AGV Products Corp.	230,172	72,054
#	AIC, Inc.	13,121	282,676
	Airoha Technology Corp.	14,000	245,583
	Airtac International Group	36,382	1,698,672
	Alchip Technologies Ltd.	18,000	2,407,588
	Alexander Marine Co. Ltd.	6,163	33,210
*	ALI Corp.	45,579	34,139
	All Ring Tech Co. Ltd.	30,000	1,149,331
	Allied Circuit Co. Ltd.	16,176	216,579
	Allied Supreme Corp.	11,000	78,342
	Allis Electric Co. Ltd.	67,603	236,703
	Alltek Technology Corp.	99,813	165,278
#	Alltop Technology Co. Ltd.	23,751	250,438
#	Altek Corp.	157,102	202,605
	Amazing Microelectronic Corp.	33,144	81,892
	Ambassador Hotel	103,000	136,220
	AMPACS Corp.	37,000	35,084
	Ampak Technology, Inc.	18,000	35,672
	Ampire Co. Ltd.	52,000	41,531
	Ample Electronic Technology Co. Ltd.	5,450	42,596
#	AMPOC Far-East Co. Ltd.	50,968	201,305
#	AmTRAN Technology Co. Ltd.	225,013	299,005
*	Amulaire Thermal Technology, Inc.	40,000	37,986
	Anderson Industrial Corp.	43,000	39,665
	Anji Technology Co. Ltd.	37,337	39,620
		Shares	Value»
TAIWAN — (Continued)
	Anpec Electronics Corp.	5,000	$37,852
	Aopen, Inc.	13,000	20,063
	Apac Opto Electronics, Inc.	18,000	124,613
	Apacer Technology, Inc.	46,506	331,569
	APAQ Technology Co. Ltd.	8,000	41,309
	Apex Biotechnology Corp.	37,477	33,837
#	Apex Dynamics, Inc.	7,000	171,265
*	Apex International Co. Ltd.	89,723	150,506
	Apex Science & Engineering	71,628	24,216
	ARBOR Technology Corp.	19,000	31,835
	Arcadyan Technology Corp.	59,755	302,571
	Ardentec Corp.	239,411	1,503,053
	ARES International Corp.	14,000	23,406
#	Argosy Research, Inc.	31,558	168,397
	Arizon RFID Technology Cayman Co. Ltd.	7,000	22,672
#	ASE Technology Holding Co. Ltd.	441,089	6,913,915
#	Asia Cement Corp.	560,696	621,739
#	Asia Optical Co., Inc.	108,000	481,918
	Asia Polymer Corp.	144,385	68,702
	Asia Tech Image, Inc.	26,000	59,453
	Asia Vital Components Co. Ltd.	59,422	5,440,270
	ASIX Electronics Corp.	19,000	62,337
	ASMedia Technology, Inc.	6,312	277,724
	ASolid Technology Co. Ltd.	8,000	22,948
	ASPEED Technology, Inc.	8,258	4,439,273
	ASROCK, Inc.	19,000	143,872
#	Asustek Computer, Inc.	70,996	1,315,414
	ATE Energy International Co. Ltd.	55,664	42,440
	Aten International Co. Ltd.	45,000	98,308

188

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Audix Corp.	42,800	$90,432
#	AUO Corp. (2409 TT)	1,365,400	750,836
	AUO Corp. (AUOTY US), Sponsored ADR	3,683	16,904
#	AURAS Technology Co. Ltd.	11,000	406,199
	Aurora Corp.	23,585	42,575
	Avalue Technology, Inc.	25,000	72,523
	Avermedia Technologies	37,000	55,731
	Axiomtek Co. Ltd.	34,383	118,240
	Azurewave Technologies, Inc.	41,000	79,678
	Bafang Yunji International Co. Ltd.	18,000	100,907
	Bank of Kaohsiung Co. Ltd.	327,519	122,651
	Basso Industry Corp.	36,000	36,970
	BenQ Materials Corp.	50,000	40,924
#*	BES Engineering Corp.	742,562	307,461
	Best Precision Industrial Co. Ltd.	7,000	28,230
*	Billion Electric Co. Ltd.	19,000	11,192
#*	Bin Chuan Enterprise Co. Ltd.	53,650	99,661
#*	Bionime Corp.	13,536	26,480
*	Biostar Microtech International Corp.	54,000	73,194
	Bioteque Corp.	23,010	84,003
#	Bizlink Holding, Inc.	55,953	5,024,195
	Bonny Worldwide Ltd.	5,000	23,333
#	Bora Pharmaceuticals Co. Ltd.	18,583	241,650
	Brave C&H Supply Co. Ltd.	9,000	21,452
	Bright Led Electronics Corp.	47,100	47,263
	Brightek Optoelectronic Co. Ltd.	23,000	31,140
	Brighton-Best International Taiwan, Inc.	214,331	227,927
	Brillian Network & Automation Integrated System Co. Ltd.	15,208	218,197
		Shares	Value»
TAIWAN — (Continued)
	Brogent Technologies, Inc.	17,117	$50,829
	C Sun Manufacturing Ltd.	13,062	255,261
*	Calin Technology Co. Ltd.	25,000	23,112
*	Caliway Biopharmaceuticals Co. Ltd.	22,000	72,988
*	Cameo Communications, Inc.	95,044	26,541
	Capital Futures Corp.	57,081	101,451
	Capital Securities Corp.	621,902	554,499
#*	Career Technology MFG. Co. Ltd.	130,235	74,884
	Castles Technology Co. Ltd.	40,862	61,822
	Caswell, Inc.	22,000	56,717
#	Catcher Technology Co. Ltd.	136,509	899,142
	Cathay Chemical Works	17,000	24,919
	Cathay Consolidated, Inc.	13,799	40,204
#	Cathay Financial Holding Co. Ltd.	993,178	2,424,460
	Cathay Real Estate Development Co. Ltd.	278,300	204,717
*	CCP Contact Probes Co. Ltd.	48,875	439,523
#	Celxpert Energy Corp.	39,764	43,021
	Cenra, Inc.	60,500	60,592
#	Center Laboratories, Inc.	301,494	374,986
	Central Reinsurance Co. Ltd.	204,873	194,700
	Century Iron & Steel Industrial Co. Ltd.	37,000	118,842
	Chailease Holding Co. Ltd.	416,142	1,525,142
	Chain Chon Industrial Co. Ltd.	32,000	9,913
*	ChainQui Construction Development Co. Ltd.	41,171	17,610
	Chaintech Technology Corp.	32,000	30,924

189

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Champion Microelectronic Corp.	21,600	$36,978
	Chang Hwa Commercial Bank Ltd.	1,240,233	829,041
	Chang Wah Electromaterials, Inc.	170,240	259,877
#	Chang Wah Technology Co. Ltd.	160,500	266,246
#	Channel Well Technology Co. Ltd.	102,000	181,036
	Chant Sincere Co. Ltd.	28,000	77,066
#	Charoen Pokphand Enterprise	91,676	401,364
	CHC Healthcare Group	58,000	53,481
	CHC Resources Corp.	34,379	75,763
	Chen Full International Co. Ltd.	46,000	92,656
	Chenbro Micom Co. Ltd.	22,000	799,569
	Cheng Fwa Industrial Co. Ltd.	18,000	10,174
	Cheng Loong Corp.	322,480	179,514
*	Cheng Mei Materials Technology Corp.	238,153	297,155
	Cheng Shin Rubber Industry Co. Ltd.	281,808	278,860
	Cheng Uei Precision Industry Co. Ltd.	164,159	194,390
#	Chenming Electronic Technology Corp.	36,000	120,846
	Chia Chang Co. Ltd.	60,000	72,285
	Chia Hsin Cement Corp.	134,280	57,094
	Chialin Precision Industrial Co. Ltd.	5,000	11,078
#	Chicony Electronics Co. Ltd.	181,350	714,076
#	Chicony Power Technology Co. Ltd.	57,731	148,374
	Chief Telecom, Inc.	14,900	161,740
	Chien Kuo Construction Co. Ltd.	64,432	83,038
		Shares	Value»
TAIWAN — (Continued)
	Chien Shing Harbour Service Co. Ltd.	31,000	$41,209
	Chime Ball Technology Co. Ltd.	9,000	20,898
	China Airlines Ltd.	1,293,062	732,854
#	China Bills Finance Corp.	374,000	198,422
	China Ecotek Corp.	11,000	17,677
	China Electric Manufacturing Corp.	127,170	48,258
#	China General Plastics Corp.	198,602	93,419
	China Glaze Co. Ltd.	60,680	49,751
*	China Man-Made Fiber Corp.	663,965	138,018
#	China Metal Products	143,190	94,498
	China Motor Corp.	110,600	189,960
#*	China Petrochemical Development Corp.	1,461,033	343,695
#	China Steel Chemical Corp.	46,227	114,321
	China Steel Corp.	2,192,940	1,302,091
	China Steel Structure Co. Ltd.	38,000	51,375
	China Wire & Cable Co. Ltd.	53,120	53,828
	Chinese Maritime Transport Ltd.	35,120	60,354
	Ching Feng Home Fashions Co. Ltd.	60,478	34,937
	Chin-Poon Industrial Co. Ltd.	192,113	314,272
*	Chip Hope Co. Ltd.	14,000	19,625
#	Chipbond Technology Corp.	327,000	1,704,485
	ChipMOS Technologies, Inc. (8150 TT)	343,594	772,301
	ChipMOS Technologies, Inc. (IMOS US), ADR	2,049	93,454
	Chlitina Holding Ltd.	18,754	63,186
	Chong Hong Development Co. Ltd.	103,648	255,374
	Chroma ATE, Inc.	59,466	4,063,330
	Chun YU Works & Co. Ltd.	66,150	30,788
#	Chun Yuan Steel Industry Co. Ltd.	243,999	190,988

190

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CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Chung Hung Steel Corp.	402,889	$225,253
#	Chung Hwa Chemical Industrial Works Ltd.	44,000	115,178
	Chung Hwa Food Industrial Co. Ltd.	22,770	53,435
*	Chung Hwa Pulp Corp.	142,246	58,503
	Chung Lien Co. Ltd.	18,000	18,563
	Chung Tai Resource Technology Corp.	4,000	10,850
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	136,000	641,591
	Chunghwa Precision Test Tech Co. Ltd.	7,000	783,767
	Chunghwa Telecom Co. Ltd. (2412 TT)	302,800	1,300,134
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	12,202	528,835
	CKM Applied Materials Corp.	27,000	25,621
#	Cleanaway Co. Ltd. (8422 TT)	380,000	333,304
	Clevo Co.	190,869	232,605
#	CMC Magnetics Corp.	538,132	173,869
	C-Media Electronics, Inc.	24,000	30,215
#	Compal Electronics, Inc.	1,023,086	945,805
#	Compeq Manufacturing Co. Ltd.	290,000	2,261,403
	Complex Micro Interconnection Co. Ltd.	25,000	30,080
#	Concord International Securities Co. Ltd.	141,605	129,282
	Concord Securities Co. Ltd.	328,852	203,945
	Continental Holdings Corp.	209,250	137,150
	Contrel Technology Co. Ltd.	33,000	110,173
	Coremax Corp.	40,247	109,307
#	Coretronic Corp.	126,600	269,107
#	Co-Tech Development Corp.	65,541	834,481
#	Creative Sensor, Inc.	27,000	42,524
		Shares	Value»
TAIWAN — (Continued)
#	Crowell Development Corp.	65,300	$46,400
	Cryomax Cooling System Corp.	10,000	10,112
	CTBC Financial Holding Co. Ltd.	2,817,612	4,660,396
	CTCI Advanced Systems, Inc.	5,000	25,799
	CTCI Corp.	353,771	412,372
	Cub Elecparts, Inc.	24,000	91,895
	CviLux Corp.	34,766	138,458
	Cyberlink Corp.	17,000	35,360
	CyberPower Systems, Inc.	25,200	150,071
#*	CyberTAN Technology, Inc.	144,576	115,173
	Cystech Electronics Corp.	2,478	8,432
	DA CIN Construction Co. Ltd.	107,200	244,582
	Dafeng TV Ltd.	44,396	65,710
	Dah San Electric Wire & Cable Co. Ltd.	41,627	60,066
	Da-Li Development Co. Ltd.	162,663	233,888
	Darfon Electronics Corp.	87,000	73,737
	Darwin Precisions Corp.	181,800	74,123
	Davicom Semiconductor, Inc.	19,000	15,847
	Daxin Materials Corp.	11,000	156,478
	De Licacy Industrial Co. Ltd.	109,476	34,683
	Delpha Construction Co. Ltd.	97,000	63,967
	Delta Electronics, Inc.	98,940	6,938,212
#	Depo Auto Parts Ind Co. Ltd.	51,000	202,055
	Desiccant Technology Corp.	3,300	25,139
	Dimerco Data System Corp.	30,884	91,629
	Dimerco Express Corp.	69,643	171,697
#	D-Link Corp.	232,136	102,769
	Donpon Precision, Inc.	32,200	47,708
	Dr. Wu Skincare Co. Ltd.	5,000	15,775
	Draytek Corp.	26,000	20,006
	Drewloong Precision, Inc.	12,765	58,477

191

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dyaco International, Inc.	57,019	$37,649
#	Dynamic Holding Co. Ltd.	140,733	795,202
#	Dynapack International Technology Corp.	70,000	817,089
#	E Ink Holdings, Inc.	116,000	510,431
	E.Sun Financial Holding Co. Ltd.	1,885,395	1,902,392
	Eastech Holding Ltd.	16,000	38,874
	Eastern Media International Corp.	90,734	58,233
#	Eclat Textile Co. Ltd.	56,279	597,903
#	eCloudvalley Digital Technology Co. Ltd.	25,000	54,647
	Edimax Technology Co. Ltd.	42,000	19,510
#*	Edom Technology Co. Ltd.	88,615	108,107
	eGalax_eMPIA Technology, Inc.	24,467	39,453
#*	Egis Technology, Inc.	27,000	105,905
*	EirGenix, Inc.	66,000	94,362
	Elan Microelectronics Corp.	124,959	542,313
	E-Lead Electronic Co. Ltd.	27,176	47,592
	E-LIFE MALL Corp.	40,000	63,139
#	Elite Advanced Laser Corp.	52,928	518,028
#	Elite Material Co. Ltd.	50,909	7,585,676
	Elitegroup Computer Systems Co. Ltd.	135,235	88,783
	eMemory Technology, Inc.	15,000	1,899,642
	Emerging Display Technologies Corp.	74,000	53,598
	Ennoconn Corp.	45,915	471,628
#	Ennostar, Inc.	213,227	502,937
	EnTie Commercial Bank Co. Ltd.	218,500	94,299
	EOI Investment Holdings Co. Ltd.	80,000	49,338
	Eris Technology Corp.	9,055	63,332
#	Eson Precision Ind Co. Ltd.	58,000	196,121
	Eternal Materials Co. Ltd.	464,321	1,169,189
	Eurocharm Holdings Co. Ltd.	16,000	84,302
	Eva Airways Corp.	1,198,990	1,269,799
		Shares	Value»
TAIWAN — (Continued)
	Ever Ohms Technology Co. Ltd.	12,000	$14,449
	Ever Supreme Bio Technology Co. Ltd.	16,821	68,486
	Evergreen Aviation Technologies Corp.	63,000	307,158
	Evergreen International Storage & Transport Corp.	132,500	199,868
#	Evergreen Marine Corp. Taiwan Ltd.	237,342	1,518,312
	EVERGREEN Steel Corp.	87,000	268,982
	Everlight Electronics Co. Ltd.	213,149	480,626
	Evertop Wire Cable Corp.	58,000	40,798
	Excelsior Medical Co. Ltd.	62,883	141,786
*	Falcon Machine Tools Co. Ltd.	19,000	9,191
	Far Eastern Department Stores Ltd.	378,370	265,836
	Far Eastern International Bank	934,087	362,187
#	Far Eastern New Century Corp.	627,560	512,292
	Far EasTone Telecommunications Co. Ltd.	411,000	1,225,752
#	Faraday Technology Corp.	61,351	331,253
	Farglory F T Z Investment Holding Co. Ltd.	73,866	108,587
	Farglory Land Development Co. Ltd.	107,442	233,735
	FDC International Hotels Corp.	15,000	18,754
	Feature Integration Technology, Inc.	14,000	53,032
*	Federal Corp.	129,000	76,749
	Feedback Technology Corp.	21,633	133,067
	Feng Hsin Steel Co. Ltd.	158,550	305,028
	Feng TAY Enterprise Co. Ltd.	122,705	273,323

192

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CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	FIC Global, Inc.	11,000	$23,089
*	FineMat Applied Materials Co. Ltd.	12,000	11,773
	FineTek Co. Ltd.	14,100	44,777
	Firich Enterprises Co. Ltd.	119,395	84,797
#	First Copper Technology Co. Ltd.	69,000	82,470
	First Financial Holding Co. Ltd.	1,953,173	1,783,957
	First Hotel	129,746	50,958
	First Insurance Co. Ltd.	103,606	85,523
*	First Steamship Co. Ltd.	326,425	51,800
#	Fitipower Integrated Technology, Inc.	42,250	204,759
#*	Fittech Co. Ltd.	10,509	51,096
*	FLEXium Interconnect, Inc.	120,001	251,911
#	Flytech Technology Co. Ltd.	48,373	166,615
#	FocalTech Systems Co. Ltd.	51,963	83,292
#	Forcecon Tech Co. Ltd.	40,216	121,280
	Forest Water Environment Engineering Co. Ltd.	23,925	27,336
#	Formosa Advanced Technologies Co. Ltd.	93,000	182,001
	Formosa Chemicals & Fibre Corp.	436,378	726,213
	Formosa Oilseed Processing Co. Ltd.	47,897	48,499
	Formosa Optical Technology Co. Ltd.	17,000	52,565
	Formosa Petrochemical Corp.	134,000	239,435
	Formosa Plastics Corp.	480,134	784,023
#	Formosa Sumco Technology Corp.	30,000	182,564
	Formosa Taffeta Co. Ltd.	179,000	90,331
	Formosan Rubber Group, Inc.	91,548	76,011
		Shares	Value»
TAIWAN — (Continued)
	Formosan Union Chemical Corp.	158,847	$93,668
	Fortune Electric Co. Ltd.	39,160	1,115,138
	Fositek Corp.	9,000	603,831
	Founding Construction & Development Co. Ltd.	77,460	35,046
#	Foxconn Technology Co. Ltd.	340,536	564,521
	Foxsemicon Integrated Technology, Inc.	40,562	403,155
	Franbo Lines Corp.	98,328	53,604
	Froch Enterprise Co. Ltd.	108,713	54,977
	FSP Technology, Inc.	67,886	107,024
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	57,094
#	Fu Hua Innovation Co. Ltd.	194,460	85,425
	Fubon Financial Holding Co. Ltd.	1,436,273	4,093,507
	Fulgent Sun International Holding Co. Ltd.	65,401	161,172
	Fullerton Technology Co. Ltd.	56,000	44,889
	Fusheng Precision Co. Ltd.	49,000	390,298
	Fwusow Industry Co. Ltd.	99,644	42,527
	G Shank Enterprise Co. Ltd.	75,059	282,107
	Gallant Micro Machining Co. Ltd.	2,000	94,694
#	Gallant Precision Machining Co. Ltd.	31,000	130,194
#	Gamania Digital Entertainment Co. Ltd.	56,000	70,061
#*	GCS Holdings, Inc.	42,727	938,666
	GEM Services, Inc.	28,670	84,140
#	Gemtek Technology Corp.	169,574	185,548
*	General Interface Solution GIS Holding Ltd.	51,000	124,380
	Generalplus Technology, Inc.	31,000	45,792
#	Genesys Logic, Inc.	32,000	101,892

193

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Genius Electronic Optical Co. Ltd.	45,979	$746,969
	Genovate Biotechnology Co. Ltd.	42,853	37,358
	GeoVision, Inc.	22,164	38,067
#	Getac Holdings Corp.	118,000	365,666
	GFC Ltd.	27,500	101,746
*	Giantplus Technology Co. Ltd.	140,000	59,000
#	Gigabyte Technology Co. Ltd.	136,000	1,184,254
*	Gigasolar Materials Corp.	10,897	41,161
#*	Gigastorage Corp.	147,000	143,706
#	Global Brands Manufacture Ltd.	145,751	463,785
	Global Lighting Technologies, Inc.	24,000	28,551
#	Global Mixed Mode Technology, Inc.	39,000	312,162
	Global PMX Co. Ltd.	25,000	107,049
	Global Unichip Corp.	24,000	3,318,298
	Globalwafers Co. Ltd.	71,000	1,334,143
	Globe Union Industrial Corp.	54,298	15,932
	Gloria Material Technology Corp.	210,708	215,042
*	GlycoNex, Inc.	545	416
#	GMI Technology, Inc.	57,082	74,152
	Gold Circuit Electronics Ltd.	75,836	3,432,787
*	Gold Rain Enterprises Corp.	10,000	14,189
	Golden Long Teng Development Co. Ltd.	46,000	37,474
	Goldsun Building Materials Co. Ltd.	429,735	478,938
	Good Finance Securities Co. Ltd.	39,000	41,396
	Good Will Instrument Co. Ltd.	30,859	56,287
#	Gordon Auto Body Parts	71,000	63,569
	Gourmet Master Co. Ltd.	29,052	58,476
	Grand Fortune Securities Co. Ltd.	157,000	76,691
#*	Grand Pacific Petrochemical	488,456	189,685
	Grand Process Technology Corp.	5,000	479,273
		Shares	Value»
TAIWAN — (Continued)
	GrandTech CG Systems, Inc.	24,915	$34,568
	Grape King Bio Ltd.	55,000	195,528
	Great China Metal Industry	59,000	39,766
	Great Taipei Gas Co. Ltd.	115,000	107,247
	Great Tree Pharmacy Co. Ltd.	28,156	68,996
#	Great Wall Enterprise Co. Ltd.	349,448	589,625
#	Greatek Electronics, Inc.	176,000	472,167
	Green World FinTech Service Co. Ltd.	40,000	60,726
#	Group Up Industrial Co. Ltd.	22,000	328,833
	GTM Holdings Corp.	63,000	58,908
#	Gudeng Precision Industrial Co. Ltd.	25,442	440,600
*	Hai Kwang Enterprise Corp.	27,499	12,278
#	Hannstar Board Corp.	145,795	386,162
#*	HannStar Display Corp.	910,000	235,459
*	HannsTouch Holdings Co.	281,781	109,356
	Hanpin Electron Co. Ltd.	26,000	43,025
#*	Harvatek Corp.	66,052	52,994
	Heran Co. Ltd.	24,000	39,751
	Hi-Clearance, Inc.	13,707	58,852
	Highlight Tech Corp.	23,708	60,639
	Highwealth Construction Corp.	478,897	607,648
	Hi-Lai Foods Co. Ltd.	8,000	39,335
	HIM International Music, Inc.	13,190	35,233
#*	Hitron Technology, Inc.	66,799	64,474
	Hiwin Mikrosystem Corp.	22,000	157,866
	Hiwin Technologies Corp.	83,380	835,617
	Hiyes International Co. Ltd.	16,866	37,889
	Ho Tung Chemical Corp.	465,035	138,483
	Hocheng Corp.	112,586	62,415
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	34,349
	Holiday Entertainment Co. Ltd.	23,600	41,329

194

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Holtek Semiconductor, Inc.	63,000	$108,422
	Holy Stone Enterprise Co. Ltd.	77,500	530,960
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,172,599	8,284,434
	Hong Pu Real Estate Development Co. Ltd.	80,609	54,873
	Hong TAI Electric Industrial	121,000	136,921
	Horizon Securities Co. Ltd.	166,420	75,040
*	Hota Industrial Manufacturing Co. Ltd.	59,000	97,216
	Hotai Finance Co. Ltd.	79,060	152,562
#	Hotai Motor Co. Ltd.	66,220	999,720
	Hsin Kuang Steel Co. Ltd.	88,788	113,911
	Hsin Yung Chien Co. Ltd.	14,364	40,242
#*	HTC Corp.	352,000	451,110
#	Hu Lane Associate, Inc.	38,398	130,891
#	HUA ENG Wire & Cable Co. Ltd.	135,000	140,857
#	Hua Jung Components Co. Ltd.	70,000	54,704
	Hua Nan Financial Holdings Co. Ltd.	1,264,397	1,282,779
	Hua Yu Lien Development Co. Ltd.	39,262	61,952
	Huaku Development Co. Ltd.	148,376	590,987
	Huang Hsiang Construction Corp.	63,108	74,804
	Hung Ching Development & Construction Co. Ltd.	41,000	44,487
	Hung Sheng Construction Ltd.	175,200	105,494
	Huxen Corp.	28,000	40,110
	Hwa Fong Rubber Industrial Co. Ltd.	103,849	47,167
	Hwacom Systems, Inc.	64,000	113,672
		Shares	Value»
TAIWAN — (Continued)
#	Hwang Chang General Contractor Co. Ltd.	93,146	$138,317
	Ibase Technology, Inc.	46,000	60,747
#	IBF Financial Holdings Co. Ltd.	1,270,957	582,802
*	IC Plus Corp.	24,000	52,107
	ICARES Medicus, Inc.	10,170	21,941
#	Ichia Technologies, Inc.	117,897	266,985
#	I-Chiun Precision Industry Co. Ltd.	58,000	502,137
#	IEI Integration Corp.	71,680	157,303
#	Infortrend Technology, Inc.	110,798	142,182
	Info-Tek Corp.	37,000	39,306
	Ingentec Corp.	7,717	123,166
	Innodisk Corp.	38,792	1,572,214
#	Innolux Corp.	1,524,922	1,165,135
#	Inpaq Technology Co. Ltd.	49,344	119,388
	Insyde Software Corp.	9,200	91,939
	Intai Technology Corp.	16,800	52,708
#	Integrated Service Technology, Inc.	41,031	261,586
	Interactive Digital Technologies, Inc.	14,000	37,626
*	International CSRC Investment Holdings Co.	178,400	60,695
#	International Games System Co. Ltd.	70,000	1,663,837
#	Inventec Corp.	495,181	725,456
	Iron Force Industrial Co. Ltd.	18,816	52,225
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	86,032
#	ITE Technology, Inc.	79,202	313,084
	ITEQ Corp.	98,628	856,583
#	Jarllytec Co. Ltd.	29,725	96,987
	Jean Co. Ltd.	91,367	52,750
	Jentech Precision Industrial Co. Ltd.	15,498	2,698,138
	Jetway Information Co. Ltd.	19,500	25,871
	Jetwell Computer Co. Ltd.	6,720	36,848
	Jia Wei Lifestyle, Inc.	18,971	18,191
	Jih Lin Technology Co. Ltd.	24,000	42,075

195

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	$60,554
	Johnson Chemical Pharmaceutical Works Corp.	5,000	8,682
#	Johnson Health Tech Co. Ltd.	38,000	147,349
#	JPC connectivity, Inc.	34,875	230,885
	JPP Holding Co. Ltd.	5,050	55,719
#	JSL Construction & Development Co. Ltd.	85,383	146,619
	K Laser Technology, Inc.	71,000	37,993
#	Kaimei Electronic Corp.	51,587	140,841
	Kaori Heat Treatment Co. Ltd.	16,983	694,256
	Kedge Construction Co. Ltd.	39,389	105,157
	Keding Enterprises Co. Ltd.	15,000	64,935
	KEE TAI Properties Co. Ltd.	192,064	59,259
	Kenda Rubber Industrial Co. Ltd.	149,050	81,420
	Kent Industrial Co. Ltd.	32,000	24,422
	Kerry TJ Logistics Co. Ltd.	75,000	71,605
#	Keystone Microtech Corp.	11,000	757,166
	KGI Financial Holding Co. Ltd.	2,570,449	1,751,885
#	KHGEARS International Ltd.	13,000	74,205
	Kindom Development Co. Ltd.	235,070	219,119
	King Chou Marine Technology Co. Ltd.	33,660	50,158
	King Polytechnic Engineering Co. Ltd.	32,550	50,764
	King Slide Works Co. Ltd.	12,050	1,528,764
	King Yuan Electronics Co. Ltd.	212,529	2,077,981
*	King's Town Construction Co. Ltd.	31,348	36,471
	Kinik Co.	35,000	610,056
#*	Kinko Optical Co. Ltd.	76,769	154,408
		Shares	Value»
TAIWAN — (Continued)
#	Kinpo Electronics	577,028	$510,057
	Kinsus Interconnect Technology Corp.	117,313	1,992,961
	KMC Kuei Meng International, Inc.	15,761	40,324
	KNH Enterprise Co. Ltd.	43,000	19,330
	KS Terminals, Inc.	55,760	97,303
	Kuen Ling Machinery Refrigerating Co. Ltd.	9,000	12,167
	Kung Long Batteries Industrial Co. Ltd.	33,000	128,301
*	Kung Sing Engineering Corp.	210,404	75,640
	Kuo Toong International Co. Ltd.	83,625	133,893
*	Kuo Yang Construction Co. Ltd.	103,366	57,953
	Kwong Lung Enterprise Co. Ltd.	58,000	86,639
	L&K Engineering Co. Ltd.	32,812	707,774
	LandMark Optoelectronics Corp.	5,000	433,715
	Lang, Inc.	16,000	27,067
	Lanner Electronics, Inc.	39,961	102,065
	Largan Precision Co. Ltd. (3008 TT)	16,306	1,309,336
	Laser Tek Taiwan Co. Ltd.	27,550	56,976
	Laster Tech Co. Ltd.	21,105	11,502
	Leadtrend Technology Corp.	14,279	27,829
*	Lealea Enterprise Co. Ltd.	232,940	45,027
	LEE CHI Enterprises Co. Ltd.	61,000	20,177
#	Lelon Electronics Corp.	60,694	343,674
	Lemtech Holdings Co. Ltd.	15,870	41,389
	Leo Systems, Inc.	27,000	28,074
*	Leofoo Development Co. Ltd.	68,254	35,926
*	Li Peng Enterprise Co. Ltd.	170,806	27,019
	Lian HWA Food Corp.	34,328	94,321

196

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Lien Hwa Industrial Holdings Corp.	290,751	$379,968
*	Lily Textile	11,000	7,368
#	Lingsen Precision Industries Ltd.	208,000	197,609
#	Lintes Technology Co. Ltd.	8,143	103,720
#	Lion Travel Service Co. Ltd.	36,000	181,030
	Lite-On Technology Corp.	251,395	1,347,949
	Liton Technology Corp.	32,000	64,164
	Long Da Construction & Development Corp.	89,000	91,575
*	Longchen Paper & Packaging Co. Ltd.	307,349	88,018
	Longwell Co.	63,000	582,106
	Loop Telecommunication International, Inc.	21,000	40,296
	Lotes Co. Ltd.	31,508	2,651,987
	Loyalty Founder Enterprise Co. Ltd.	37,000	29,274
	Lumax International Corp. Ltd.	42,142	154,218
*	Lung Yen Life Service Corp.	59,000	82,424
	Lungteh Shipbuilding Co. Ltd.	28,650	124,237
	Luxe Green Energy Technology Co. Ltd.	14,420	9,929
	LuxNet Corp.	12,617	250,786
	M3 Technology, Inc.	11,000	31,042
	Macauto Industrial Co. Ltd.	22,000	37,368
	Machvision, Inc.	4,000	112,236
	Macroblock, Inc.	18,000	33,337
*	Macronix International Co. Ltd.	562,201	2,809,831
	MacroWell OMG Digital Entertainment Co. Ltd.	11,000	23,019
	Makalot Industrial Co. Ltd.	107,657	724,830
	Marketech International Corp.	41,000	500,914
#	Materials Analysis Technology, Inc.	28,994	306,197
	Maxigen Biotech, Inc.	13,650	16,808
		Shares	Value»
TAIWAN — (Continued)
	Mayer Steel Pipe Corp.	98,710	$69,136
*	Mechema Chemicals International Corp.	24,000	64,096
	MediaTek, Inc.	142,360	11,884,442
	Mega Financial Holding Co. Ltd.	1,157,075	1,432,591
	Meiloon Industrial Co.	44,520	29,583
	Mercuries & Associates Holding Ltd.	257,341	111,733
	Mercuries Data Systems Ltd.	15,763	10,577
*	Mercuries Life Insurance Co. Ltd.	1,317,633	320,980
	Merida Industry Co. Ltd.	44,735	82,361
	Merry Electronics Co. Ltd.	48,866	133,993
*	Metatech AP, Inc.	9,000	14,407
*	Microbio Co. Ltd.	111,248	54,588
#	Micro-Star International Co. Ltd.	251,233	780,257
	Mildef Crete, Inc.	29,000	96,596
	MIN AIK Technology Co. Ltd.	37,200	33,087
	Mitac Holdings Corp.	254,537	667,085
	Mitake Information Corp.	6,000	12,124
*	Mobiletron Electronics Co. Ltd.	26,440	27,346
	momo.com, Inc.	23,839	128,729
*	MOSA Industrial Corp.	90,154	52,300
#	Motech Industries, Inc.	137,000	119,543
	MPI Corp.	22,000	3,532,403
#	MSSCORPS Co. Ltd.	23,763	647,012
	My Humble House Hospitality Management Consulting	27,000	29,325
	Nak Sealing Technologies Corp.	31,000	114,600
	Namchow Holdings Co. Ltd.	74,000	82,117
	Nan Juen International Co. Ltd.	2,000	44,151
#	Nan Kang Rubber Tire Co. Ltd.	186,218	197,076
#	Nan Pao Resins Chemical Co. Ltd.	27,000	307,449

197

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CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nan Ya Plastics Corp.	834,674	$2,395,835
	Nan Ya Printed Circuit Board Corp.	39,072	1,265,475
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	22,165
	Nantex Industry Co. Ltd.	122,964	104,053
*	Nanya Technology Corp.	192,000	1,359,238
#	National Aerospace Fasteners Corp.	11,065	40,923
	National Petroleum Co. Ltd.	45,000	80,358
	Netronix, Inc.	34,000	95,114
*	New Asia Construction & Development Corp.	81,000	34,801
	New Best Wire Industrial Co. Ltd.	36,600	33,309
#	Nichidenbo Corp.	75,193	230,868
	Niching Industrial Corp.	6,000	16,392
	Nidec Chaun-Choung Technology Corp.	7,000	35,555
	Nien Hsing Textile Co. Ltd.	22,000	11,565
#	Nien Made Enterprise Co. Ltd.	52,000	581,942
	Niko Semiconductor Co. Ltd.	44,080	78,853
	Nishoku Technology, Inc.	21,400	81,310
#	North-Star International Co. Ltd.	61,340	38,730
	Nova Technology Corp.	19,000	138,119
#	Novatek Microelectronics Corp.	116,000	1,506,708
#	Nuvoton Technology Corp.	86,000	407,119
#	O-Bank Co. Ltd.	584,362	186,365
*	OBI Pharma, Inc.	9,000	9,101
	Ocean Plastics Co. Ltd.	95,000	91,175
*	Oneness Biotech Co. Ltd.	20,000	33,838
	Optimax Technology Corp.	50,000	45,178
#	Orient Semiconductor Electronics Ltd.	217,310	383,338
		Shares	Value»
TAIWAN — (Continued)
*	Oriental Union Chemical Corp.	121,821	$50,148
	O-TA Precision Industry Co. Ltd.	18,935	41,109
	Pacific Construction Co.	143,000	40,117
	Pacific Hospital Supply Co. Ltd.	23,094	57,919
	Paiho Shih Holdings Corp.	87,055	46,454
	Pan Asia Chemical Corp.	118,151	57,059
#	Pan German Universal Motors Ltd.	12,000	80,667
	Pan Jit International, Inc.	167,300	541,264
#	Pan-International Industrial Corp.	215,514	341,847
	Panion & BF Biotech, Inc.	23,969	51,722
#	Parade Technologies Ltd.	17,400	321,358
*	Paragon Technologies Co. Ltd.	24,000	25,126
*	PChome Online, Inc.	53,208	38,299
	PCL Technologies, Inc.	29,961	211,069
	P-Duke Technology Co. Ltd.	27,442	103,357
	Pegatron Corp.	395,037	1,033,513
#	Pegavision Corp.	20,198	179,430
	PharmaEngine, Inc.	21,000	36,570
	PharmaEssentia Corp.	46,461	972,012
*	Phihong Technology Co. Ltd.	66,000	50,453
	Phison Electronics Corp.	35,000	2,190,156
	Phoenix Silicon International Corp.	44,486	352,582
	Phoenix Tours International, Inc.	29,400	47,404
*	Phytohealth Corp.	81,000	31,523
#	Pixart Imaging, Inc.	67,030	447,739
	Planet Technology Corp.	17,000	75,068
	Plastron Precision Co. Ltd.	59,628	26,970
	Podak Co. Ltd.	7,000	9,570
	Polytronics Technology Corp.	35,269	82,329

198

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CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Posiflex Technology, Inc.	30,346	$178,024
#	Pou Chen Corp.	574,144	469,456
	Power Wind Health Industry, Inc.	15,632	73,598
#*	Powerchip Semiconductor Manufacturing Corp.	872,000	1,478,382
	Powertech Technology, Inc.	199,400	1,307,747
	Powertip Technology Corp.	47,714	18,590
	Poya International Co. Ltd.	31,349	567,763
#	President Chain Store Corp.	194,000	1,371,263
	President Securities Corp.	476,159	539,392
#	Primax Electronics Ltd.	251,000	583,308
	Prince Housing & Development Corp.	398,087	100,677
*	Princeton Technology Corp.	57,000	30,723
	Pro Hawk Corp.	8,000	44,642
#	Promate Electronic Co. Ltd.	95,197	144,793
	Prosperity Dielectrics Co. Ltd.	52,032	143,659
	PSS Co. Ltd.	7,000	32,142
	QST International Corp.	31,642	45,537
#	Qualipoly Chemical Corp.	42,198	250,635
	Quang Viet Enterprise Co. Ltd.	18,972	33,515
#	Quanta Computer, Inc.	386,715	3,855,883
#	Quanta Storage, Inc.	96,000	256,887
*	Quintain Steel Co. Ltd.	143,134	39,098
#	Radiant Opto-Electronics Corp.	123,144	389,881
#	Radium Life Tech Co. Ltd.	328,524	107,771
#	Rafael Microelectronics, Inc.	8,024	61,868
	Raydium Semiconductor Corp.	20,000	149,326
		Shares	Value»
TAIWAN — (Continued)
#	Realtek Semiconductor Corp.	86,268	$1,472,798
	ReaLy Development&Construction Corp.	12,000	10,918
#	Rechi Precision Co. Ltd.	173,173	125,579
	Rexon Industrial Corp. Ltd.	33,000	22,974
	Rich Development Co. Ltd.	194,811	45,235
*	Right WAY Industrial Co. Ltd.	78,000	26,633
	RiTdisplay Corp.	21,154	22,317
*	Ritek Corp.	325,288	128,643
	Roundtop Machinery Industries Co. Ltd.	25,000	16,635
#	Ruentex Development Co. Ltd.	309,751	231,743
#	Ruentex Engineering & Construction Co.	36,184	179,275
#	Ruentex Industries Ltd.	238,963	337,862
	Run Long Construction Co. Ltd.	63,087	57,292
#	Sakura Development Co. Ltd.	147,570	190,995
	Sampo Corp.	134,200	96,999
	San Fang Chemical Industry Co. Ltd.	92,992	93,482
	San Fu Chemical Co. Ltd.	19,000	90,302
	San Shing Fastech Corp.	50,479	92,144
	Sanyang Motor Co. Ltd.	225,684	395,981
	Savior Lifetec Corp.	119,447	71,586
	SCI Pharmtech, Inc.	25,705	38,945
	Scientech Corp.	17,000	433,407
	ScinoPharm Taiwan Ltd.	122,000	78,395
#	SciVision Biotech, Inc.	21,000	38,512
	SDI Corp.	50,000	244,066
	Sea Sonic Electronics Co. Ltd.	21,000	43,054
	Securitag Assembly Group Co. Ltd.	4,000	14,810
	Senao International Co. Ltd.	34,000	31,754
#	Senao Networks, Inc.	15,119	51,852

199

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CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sensortek Technology Corp.	8,000	$38,444
	Sercomm Corp.	117,000	284,379
#	Sesoda Corp.	118,315	156,796
	Shanghai Commercial & Savings Bank Ltd.	730,799	901,677
	Sharehope Medicine Co. Ltd.	42,361	28,871
	Sheng Yu Steel Co. Ltd.	53,000	33,868
#	ShenMao Technology, Inc.	44,435	154,414
	Shieh Yih Machinery Industry Co. Ltd.	60,000	59,352
	Shih Her Technologies, Inc.	27,126	170,665
	Shihlin Electric & Engineering Corp.	49,000	296,164
	Shin Hsiung Natural Gas Co. Ltd.	21,336	26,543
	Shin Ruenn Development Co. Ltd.	66,427	84,073
	Shin Shin Natural Gas Co.	18,000	24,557
#	Shin Zu Shing Co. Ltd.	76,174	501,890
*	Shining Building Business Co. Ltd.	198,397	52,000
	Shinkong Insurance Co. Ltd.	116,000	486,968
	Shinkong Synthetic Fibers Corp.	541,191	289,452
	Shinkong Textile Co. Ltd.	73,800	150,002
	Shiny Brands Group Co. Ltd.	7,700	27,194
	Shiny Chemical Industrial Co. Ltd.	70,122	372,616
*	Shun On Electronic Co. Ltd.	14,000	9,601
*	Shuttle, Inc.	167,000	79,785
#	Sigurd Microelectronics Corp.	252,538	1,457,101
#	Silergy Corp.	50,000	684,291
#	Silicon Integrated Systems Corp.	180,895	299,932
*	Silicon Optronics, Inc.	6,000	12,314
	Simplo Technology Co. Ltd.	55,400	628,910
		Shares	Value»
TAIWAN — (Continued)
	Sinbon Electronics Co. Ltd.	88,917	$800,584
	Sincere Navigation Corp.	163,240	180,034
	Singatron Enterprise Co. Ltd.	14,000	13,935
	Sinmag Equipment Corp.	20,979	81,572
*	Sino Tactful Co. Ltd.	21,000	13,906
	Sino-American Silicon Products, Inc.	244,000	1,056,476
	Sinon Corp.	189,000	251,978
	SinoPac Financial Holdings Co. Ltd.	2,317,341	2,270,673
	Sinopower Semiconductor, Inc.	9,900	61,447
	Sinyi Realty, Inc.	92,549	58,533
	Sirtec International Co. Ltd.	40,600	34,615
	Sitronix Technology Corp.	49,434	362,487
#	Siward Crystal Technology Co. Ltd.	79,000	99,760
	Sixxon Tech Co. Ltd.	2,000	11,708
*	Skardin Industrial Corp.	8,000	10,015
	Soft-World International Corp.	25,000	77,015
	Solar Applied Materials Technology Corp.	251,339	1,334,738
	Solteam, Inc.	29,850	42,567
#	Song Shang Electronics Co. Ltd.	30,000	19,153
	Sonix Technology Co. Ltd.	66,000	88,139
	Southeast Cement Co. Ltd.	65,000	31,735
*	Spectrum Electrics Corp.	15,300	11,438
	Speed Tech Corp.	50,447	58,450
	Sporton International, Inc.	37,740	265,471
	Sports Gear Co. Ltd.	27,000	66,945
	St. Shine Optical Co. Ltd.	14,000	46,085
	Standard Chemical & Pharmaceutical Co. Ltd.	43,000	83,033
	Standard Foods Corp.	104,642	95,717
	Stark Technology, Inc.	50,200	227,248

200

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Starlux Airlines Co. Ltd.	652,000	$416,981
#	S-Tech Corp.	92,468	57,409
	STL Technology Co. Ltd.	13,000	66,818
	Sun Max Tech Ltd.	12,568	22,799
*	Sun Yad Construction Co. Ltd.	101,016	35,417
	SunMax Biotechnology Co. Ltd.	12,000	147,388
	Sunny Friend Environmental Technology Co. Ltd.	23,982	56,782
	Sunonwealth Electric Machine Industry Co. Ltd.	118,235	547,820
	Sunplus Innovation Technology, Inc.	8,213	42,937
*	Sunplus Technology Co. Ltd.	142,000	109,482
	Sunrex Technology Corp.	72,631	93,343
	Sunspring Metal Corp.	50,625	33,367
	Superalloy Industrial Co. Ltd.	62,000	81,507
*	Superior Plating Technology Co. Ltd.	7,716	15,408
#	Supreme Electronics Co. Ltd.	267,027	701,629
#	Swancor Holding Co. Ltd.	25,000	93,155
	Sweeten Real Estate Development Co. Ltd.	92,141	66,860
	Symtek Automation Asia Co. Ltd.	29,776	168,059
#	Syncmold Enterprise Corp.	58,000	164,223
	SYNergy ScienTech Corp.	18,000	16,681
	Synnex Technology International Corp.	301,967	791,589
	Syscom Computer Engineering Co.	16,000	27,257
#	Systex Corp.	83,000	317,303
	T3EX Global Holdings Corp.	61,000	129,181
	TA Chen Stainless Pipe	439,722	526,138
		Shares	Value»
TAIWAN — (Continued)
	Ta Ya Electric Wire & Cable	317,760	$325,695
	Tah Hsin Industrial Corp.	24,024	47,325
	TA-I Technology Co. Ltd.	55,936	121,985
	Tai Tung Communication Co. Ltd.	60,715	37,357
	Taichung Commercial Bank Co. Ltd.	1,083,511	679,394
	TaiDoc Technology Corp.	29,458	116,638
	Taiflex Scientific Co. Ltd.	106,208	463,767
	Taimide Tech, Inc.	46,117	154,503
	Tainan Enterprises Co. Ltd.	43,000	28,976
	Tainan Spinning Co. Ltd.	508,568	203,671
#	Tai-Saw Technology Co. Ltd.	42,000	57,591
	TaiSol Electronics Co. Ltd.	37,000	87,792
	Taisun Enterprise Co. Ltd.	96,000	57,621
	Taita Chemical Co. Ltd.	54,050	35,536
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	133,024
	Taiwan Acceptance Corp.	110,473	269,856
#	Taiwan Business Bank	1,986,723	1,028,575
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	76,075
	Taiwan Cogeneration Corp.	211,000	295,822
	Taiwan Cooperative Financial Holding Co. Ltd.	1,719,795	1,247,727
#	Taiwan Fertilizer Co. Ltd.	269,000	432,158
	Taiwan Fire & Marine Insurance Co. Ltd.	74,564	123,514
	Taiwan Fructose Co. Ltd.	34,980	19,342
	Taiwan FU Hsing Industrial Co. Ltd.	56,800	79,006
#*	Taiwan Glass Industry Corp.	312,442	675,913

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CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan High Speed Rail Corp.	393,000	$328,827
	Taiwan Hon Chuan Enterprise Co. Ltd.	159,245	563,021
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	100,114	126,977
††	Taiwan Land Development Corp.	335,217	5,316
	Taiwan Line Tek Electronic	40,810	27,399
#*	Taiwan Mask Corp.	95,449	143,092
	Taiwan Mobile Co. Ltd.	344,800	1,214,032
#	Taiwan Paiho Ltd.	120,068	168,481
#	Taiwan PCB Techvest Co. Ltd.	115,733	133,337
#	Taiwan Sakura Corp.	85,600	225,240
	Taiwan Sanyo Electric Co. Ltd.	60,800	61,109
	Taiwan Secom Co. Ltd.	130,795	467,092
#	Taiwan Semiconductor Co. Ltd.	98,000	198,722
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	3,041,214	211,126,698
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	35,859	14,202,316
#	Taiwan Shin Kong Security Co. Ltd.	129,251	164,301
	Taiwan Steel Union Co. Ltd.	9,000	30,592
*	Taiwan Styrene Monomer	136,164	40,834
	Taiwan Surface Mounting Technology Corp.	154,845	829,891
	Taiwan Taxi Co. Ltd.	16,800	95,088
*	Taiwan TEA Corp.	257,648	91,954
	Taiwan Union Technology Corp.	58,000	1,911,323
#*	Taiwan-Asia Semiconductor Corp.	177,043	213,993
	Taiyen Biotech Co. Ltd.	51,712	51,976
#	Tatung Co. Ltd.	474,403	455,064
		Shares	Value»
TAIWAN — (Continued)
*	TBI Motion Technology Co. Ltd.	27,000	$59,021
#	TCI Co. Ltd.	43,153	162,406
	Te Chang Construction Co. Ltd.	37,247	83,527
	Teco Electric & Machinery Co. Ltd.	283,000	569,558
	Tehmag Foods Corp.	13,470	116,330
#	Test Research, Inc.	81,571	894,991
	Test Rite International Co. Ltd.	77,568	50,605
#	Thinking Electronic Industrial Co. Ltd.	37,000	206,650
	Thye Ming Industrial Co. Ltd.	39,230	84,818
	Tofu Restaurant Co. Ltd.	8,360	48,924
#	Ton Yi Industrial Corp.	426,300	236,572
	Tong Hsing Electronic Industries Ltd.	60,630	334,790
#	Tong Yang Industry Co. Ltd.	188,640	448,635
#	Tong-Tai Machine & Tool Co. Ltd.	101,711	119,458
	Top Union Electronics Corp.	57,864	51,111
#	Topco Scientific Co. Ltd.	88,307	1,146,296
	Topco Technologies Corp.	24,122	87,809
	Topkey Corp.	36,000	170,261
	Topoint Technology Co. Ltd.	58,390	761,524
	TPK Holding Co. Ltd.	65,000	125,256
	Trade-Van Information Services Co.	29,000	84,387
	Transcend Information, Inc.	42,890	348,805
	Transcom, Inc.	32,428	135,674
	Triocean Industrial Corp. Co. Ltd.	4,000	11,310
	Tripod Technology Corp.	121,170	1,745,724
	Trusval Technology Co. Ltd.	6,796	58,426
	TS Financial Holding Co. Ltd (2887 TT)	3,599,093	2,714,851
	TSC Auto ID Technology Co. Ltd.	16,573	98,661

202

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TSRC Corp.	150,452	$93,700
	TST Group Holding Ltd.	4,800	14,898
	Ttet Union Corp.	16,000	75,105
	TTFB Co. Ltd.	14,002	73,056
	TTY Biopharm Co. Ltd.	108,000	253,489
*	Tul Corp.	14,000	24,881
	Tung Ho Steel Enterprise Corp.	279,448	575,943
	Tung Thih Electronic Co. Ltd.	21,896	38,354
#	TURVO International Co. Ltd.	14,843	142,744
#	TXC Corp.	127,204	618,261
#	TYC Brother Industrial Co. Ltd.	83,091	81,785
*	Tycoons Group Enterprise	161,476	41,512
#	Tyntek Corp.	117,922	217,531
	U-BEST Innovative Technology Co. Ltd.	68,000	32,327
	Ubright Optronics Corp.	15,000	35,359
	UDE Corp.	37,000	159,703
	Ultra Chip, Inc.	24,000	36,668
	U-Ming Marine Transport Corp.	221,000	424,380
	Unic Technology Corp.	34,000	34,246
	Unimicron Technology Corp.	258,912	7,353,966
	Union Bank of Taiwan	315,087	199,215
	Union Insurance Co. Ltd.	42,000	40,098
#	Uni-President Enterprises Corp.	928,577	2,033,922
	Unitech Computer Co. Ltd.	45,000	65,282
#	Unitech Printed Circuit Board Corp.	288,265	534,838
#	United Alloy-Tech Co.	28,226	66,117
#	United Integrated Services Co. Ltd.	43,400	1,324,058
#	United Microelectronics Corp. (2303 TT)	2,301,081	5,779,985
	United Orthopedic Corp.	36,141	113,116
	United Radiant Technology	48,000	34,004
	Univacco Technology, Inc.	28,000	43,676
		Shares	Value»
TAIWAN — (Continued)
	Universal Cement Corp.	152,620	$137,289
*	Universal Microelectronics Co. Ltd.	24,000	33,430
	Universal Microwave Technology, Inc.	10,000	497,541
	Universal Vision Biotechnology Co. Ltd.	13,928	60,315
	UPC Technology Corp.	195,532	68,729
#	UPI Semiconductor Corp.	22,000	119,629
	Userjoy Technology Co. Ltd.	25,932	58,415
#	USI Corp.	338,332	153,774
*	Usun Technology Co. Ltd.	17,000	47,736
#	Utechzone Co. Ltd.	23,000	178,654
	UVAT Technology Co. Ltd.	14,000	38,831
	Vactronics Technologies, Inc.	15,000	18,679
	Value Valves Co. Ltd.	22,000	55,163
	Vanguard International Semiconductor Corp.	230,475	1,071,072
	Ve Wong Corp.	43,000	59,345
#	Ventec International Group Co. Ltd.	24,000	167,938
	VIA Labs, Inc.	12,000	32,276
#	Via Technologies, Inc.	54,000	135,560
#	Viking Tech Corp.	35,000	57,016
	Visco Vision, Inc.	16,000	114,855
#	VisEra Technologies Co. Ltd.	24,000	449,645
	Visual Photonics Epitaxy Co. Ltd.	40,757	454,051
	Vizionfocus, Inc.	12,000	71,494
	Voltronic Power Technology Corp.	29,017	721,048
#*	Wafer Works Corp.	210,249	271,234
	Waffer Technology Corp.	44,070	60,936
#	Wah Hong Industrial Corp.	33,694	71,537
#	Wah Lee Industrial Corp.	95,480	402,948
#	Walsin Lihwa Corp.	715,929	686,224
	Walsin Technology Corp.	171,345	725,391
#	Walton Advanced Engineering, Inc.	140,000	203,622

203

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wan Hai Lines Ltd.	194,355	$457,836
	WAN HWA Enterprise Co.	40,000	13,412
*	We & Win Development Co. Ltd.	45,000	14,505
	We&Win Diversification Co. Ltd.	58,000	26,753
*	WEI Chih Steel Industrial Co. Ltd.	84,000	46,539
	Wei Chuan Foods Corp.	102,000	40,291
	Weikeng Industrial Co. Ltd.	206,725	235,034
	Well Shin Technology Co. Ltd.	46,160	68,578
	Welldone Co.	30,000	49,465
	WELLELL, Inc.	29,000	20,449
	Weltrend Semiconductor	7,000	16,220
	Wholetech System Hitech Ltd.	24,000	99,557
	Win Semiconductors Corp.	76,141	1,318,496
#	Winbond Electronics Corp.	497,486	1,467,706
	Winmate, Inc.	19,000	95,143
#	Winstek Semiconductor Co. Ltd.	34,000	183,258
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	2,689,981
	Wisdom Marine Lines Co. Ltd.	215,501	488,841
#	Wiselink Co. Ltd.	67,354	192,574
#	Wistron Corp.	464,017	2,043,596
	WITS Corp.	22,385	85,312
	Wiwynn Corp.	19,000	2,852,669
#	WNC Corp.	116,260	800,413
#	Wonderful Hi-Tech Co. Ltd.	69,683	155,562
	Wowprime Corp.	54,387	390,221
	WPG Holdings Ltd.	374,779	1,200,903
#	WT Microelectronics Co. Ltd.	129,284	840,012
#	WUS Printed Circuit Co. Ltd.	80,712	292,868
#	XinTec, Inc.	62,000	401,603
	X-Legend Entertainment Co. Ltd.	9,000	27,341
		Shares	Value»
TAIWAN — (Continued)
#	Xxentria Technology Materials Corp.	49,182	$66,321
	Ya Horng Electronic Co. Ltd.	20,000	31,850
	Yageo Corp.	283,456	2,890,028
#	Yang Ming Marine Transport Corp.	469,000	730,711
	Yankey Engineering Co. Ltd.	23,134	466,113
	YC INOX Co. Ltd.	151,624	102,266
	Yea Shin International Development Co. Ltd.	114,260	93,857
#	Yem Chio Co. Ltd.	188,322	78,827
	Yen Sun Technology Corp.	26,000	43,556
*	Yeong Guan Energy Technology Group Co. Ltd.	55,237	9,658
#	YFY, Inc.	540,891	403,965
	Yi Jinn Industrial Co. Ltd.	85,155	38,950
*	Yieh Hsing Enterprise Co. Ltd.	85,000	20,070
#*	Yieh Phui Enterprise Co. Ltd.	328,325	145,071
	Young Fast Optoelectronics Co. Ltd.	30,298	53,432
*	Young Optics, Inc.	22,000	44,271
	Youngtek Electronics Corp.	62,257	181,134
	Yuan High-Tech Development Co. Ltd.	8,400	41,471
	Yuanta Financial Holding Co. Ltd.	1,823,336	3,020,837
	Yuanta Futures Co. Ltd.	55,186	173,461
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	44,972
#	Yulon Motor Co. Ltd.	156,141	134,144
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	55,834
	Yungshin Construction & Development Co. Ltd.	51,000	77,557
	YungShin Global Holding Corp.	57,000	99,978
	Yusin Holding Corp.	12,179	19,349

204

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zeng Hsing Industrial Co. Ltd.	32,906	$95,939
	Zenitron Corp.	94,000	205,804
#	Zero One Technology Co. Ltd.	61,422	199,381
#	Zhen Ding Technology Holding Ltd.	222,000	2,995,282
*	Zhong Yang Technology Co. Ltd.	28,000	30,410
*	Zig Sheng Industrial Co. Ltd.	187,231	48,245
	ZillTek Technology Corp.	10,000	91,737
*	Zinwell Corp.	147,010	273,370
	Zippy Technology Corp.	51,000	88,442
#	Zyxel Group Corp.	143,826	160,893
TOTAL TAIWAN			597,772,444
THAILAND — (1.0%)
	AAPICO Hitech PCL (AH/F TB)	122,332	49,962
	Absolute Clean Energy PCL	291,900	11,479
	Advanced Info Service PCL	84,000	877,332
	Advanced Information Technology PCL, Class F	368,300	53,374
	AEON Thana Sinsap Thailand PCL	18,900	54,953
	Airports of Thailand PCL	362,100	572,350
	AMA Marine PCL	65,800	7,830
	Amata Corp. PCL	398,300	252,746
#	AP Thailand PCL	771,202	204,018
	Asia Plus Group Holdings PCL	764,400	48,275
	Asia Sermkij Leasing PCL ASK/F TB	21,000	5,833
	Asian Alliance International PCL	136,100	15,438
	Asian Sea Corp. PCL	76,100	16,680
#	Asset World Corp. PCL	750,400	48,571
*	Assetwise PCL	136,800	29,411
	Aurora Design PCL	85,800	37,338
	Bangchak Corp. PCL	183,723	201,746
#	Bangkok Airways PCL	184,400	76,507
	Bangkok Aviation Fuel Services PCL	28,500	7,441
		Shares	Value»
THAILAND — (Continued)
	Bangkok Bank PCL (BBLF TB)	158,100	$788,816
	Bangkok Commercial Asset Management PCL	461,600	105,060
	Bangkok Expressway & Metro PCL	893,835	145,699
	Bangkok Land PCL	3,852,000	50,939
	Bangkok Life Assurance PCL, NVDR	88,940	54,376
	BCPG PCL	106,800	23,162
	BEC World PCL	427,599	24,955
	Berli Jucker PCL	164,600	71,365
	Betagro PCL	198,200	136,878
	BKI Holdings PCL	28,780	287,492
	Bluebik Group PCL	24,000	13,659
*	BTS Group Holdings PCL	3,756,400	240,342
#	Cal-Comp Electronics Thailand PCL, Class F	676,978	127,218
	Central Pattana PCL	204,200	390,457
#	Central Retail Corp. PCL CRCF TB	284,266	160,289
	CH Karnchang PCL	303,372	158,190
#	Charoen Pokphand Foods PCL	562,093	333,366
	CK Power PCL	501,000	35,724
	Com7 PCL	252,600	177,395
	Cotto F	291,200	1,697
	CP ALL PCL	487,530	651,947
	CP Axtra PCL	188,307	85,238
	Delta Electronics Thailand PCL	233,300	2,285,417
	Dhipaya Group Holdings PCL	141,000	89,909
	Diamond Building Products PCL	152,800	21,927
	Ditto Thailand PCL	82,900	27,558
	Dohome PCL	107,000	11,076
	Don Muang Tollway PCL	150,500	51,233
#	Dynasty Ceramic PCL	1,228,900	46,720
#*	Energy Absolute PCL	1,726,600	140,597
#	Erawan Group PCL	470,200	34,107
	Exotic Food PCL	52,700	21,967
#	Forth Corp. PCL	95,400	27,093
	Forth Smart Service PCL	130,600	26,927
	GFPT PCL	328,200	92,422
	Gunkul Engineering PCL	1,015,800	91,284

205

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CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Haad Thip PCL	109,500	$50,726
#	Hana Microelectronics PCL	200,883	205,093
	Heng Leasing & Capital PCL	196,000	5,190
#	Home Product Center PCL	1,185,027	221,037
	Humanica PCL	168,000	22,574
	ICC International PCL	47,826	35,904
#	Ichitan Group PCL	232,700	89,284
	Index Livingmall PCL	52,700	21,860
	Indorama Ventures PCL	232,700	184,281
#	IRPC PCL	3,126,700	204,201
	IT City PCL	52,200	6,725
	I-TAIL Corp. PCL	75,300	39,338
#*	Jasmine Technology Solution PCL	48,400	62,054
	Jaymart Group Holdings PCL	228,600	49,671
	JMT Network Services PCL	131,137	39,573
	Karmarts PCL	59,500	13,894
	Kasikornbank PCL (KBANKF TB)	51,600	307,196
#	KCE Electronics PCL	275,900	266,282
	KGI Securities Thailand PCL	354,300	43,729
	Khon Kaen Sugar Industry PCL	808,900	39,731
#	Kiatnakin Phatra Bank PCL	39,400	95,591
	Krung Thai Bank PCL	379,950	384,908
	Krungthai Card PCL	182,300	163,816
	Lalin Property PCL	208,900	28,321
	Lam Soon Thailand PCL	132,400	18,848
#	Land & Houses PCL (LHF TB)	545,500	60,333
	Land & Houses PCL (LHR TB), NVDR	64,820	7,169
	LH Financial Group PCL	1,530,300	53,014
	Loxley PCL	697,570	27,786
	Major Cineplex Group PCL	106,000	21,786
	MC Group PCL	194,800	66,387
	MCS Steel PCL	220,500	54,833
	Mega Lifesciences PCL	134,200	147,420
	Minor International PCL	762,771	485,480
#	MK Restaurants Group PCL	52,500	30,627
		Shares	Value»
THAILAND — (Continued)
*	Mono Next PCL	320,200	$7,963
#	Moshi Moshi Retail Corp. PLC	42,900	47,137
	Muang Thai Insurance PCL	58,000	26,689
	Muangthai Capital PCL	132,200	120,077
	Namyong Terminal PCL	218,500	28,711
	Netbay PCL	32,700	16,488
	Northeast Rubber PCL	470,500	67,659
	NSL Foods PCL	11,300	7,522
	Origin Property PCL	214,100	11,912
	Osotspa PCL	141,500	64,831
	Plan B Media PCL	458,232	60,892
	Polyplex Thailand PCL	141,900	42,636
	Precious Shipping PCL	210,900	43,951
	Premier Marketing PCL	106,600	37,255
#	Prima Marine PCL	295,200	80,643
*	Property Perfect PCL	4,335,345	5,325
	PTG Energy PCL	541,800	135,819
	PTT Global Chemical PCL	194,756	236,769
	PTT Oil & Retail Business PCL	259,200	98,169
	PTT PCL	664,600	718,980
	Quality Houses PCL	1,616,691	67,069
	Ratchthani Leasing PCL	944,797	49,858
	Regional Container Lines PCL	175,200	165,100
	Rojana Industrial Park PCL	324,100	46,495
	S Hotels & Resorts PCL	196,900	9,621
	Sabina PCL	35,100	16,352
	Saha Pathana Inter-Holding PCL	28,050	40,815
	Saha-Union PCL	37,800	31,289
	Saksiam Leasing PCL	214,900	20,863
	Samart Corp. PCL	178,000	28,445
#	Sansiri PCL	5,663,833	243,747
#	Sappe PCL	56,700	51,489
	SC Asset Corp. PCL	883,396	54,215
	SCB X PCL	81,900	329,434
	SCG Packaging PCL	151,299	116,643
#	SCGJWD Logistics PCL	57,100	13,407
	Siam Cement PCL	76,200	563,048

206

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CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam Global House PCL	386,091	$79,124
	Siam Wellness Group PCL	217,600	20,536
	Siamgas & Petrochemicals PCL	299,100	77,973
*	Singer Thailand PCL	172,900	29,014
	SiS Distribution Thailand PCL	37,300	26,468
#	SISB PCL	118,300	36,692
*	SKY ICT PCL	97,300	35,625
	Somboon Advance Technology PCL	100,650	45,420
	SPCG PCL	115,900	31,486
#	Sri Trang Agro-Industry PCL	274,400	149,932
#	Sri Trang Gloves Thailand PCL	193,698	61,102
	Srinanaporn Marketing PCL	131,400	29,269
	Srisawad Corp. PCL	208,959	149,835
	Srivichai Vejvivat PCL	174,700	45,924
	Star Petroleum Refining PCL	577,700	130,588
#*	STP & I PCL	348,780	43,078
	Supalai PCL	422,825	210,480
*	Super Energy Corp. PCL	9,042,200	30,694
	TAC Consumer PCL	154,800	25,453
#	Taokaenoi Food & Marketing PCL, Class F	157,200	19,399
#*	Thai Airways International PCL	1,908,700	351,808
	Thai Coconut PCL	146,700	25,839
#	Thai Life Insurance PCL	140,400	45,375
	Thai Oil PCL	246,014	363,793
	Thai President Foods PCL	4,100	23,695
	Thai Stanley Electric PCL (STANLY/F TB), Class F	9,400	59,707
	Thai Union Group PCL	555,532	196,361
	Thai Vegetable Oil PCL	180,840	137,070
	Thaifoods Group PCL	613,900	188,234
	Thanachart Capital PCL	63,600	109,305
	Thoresen Thai Agencies PCL	565,300	86,389
		Shares	Value»
THAILAND — (Continued)
	TIDLOR Holdings PCL	258,425	$135,320
	Tipco Asphalt PCL (TASCO/F TB)	225,200	93,409
	TIPCO Foods PCL	46,200	9,087
	Tisco Financial Group PCL (TISCO/F TB)	28,600	96,084
#	TMBThanachart Bank PCL	2,445,150	169,783
	TOA Paint Thailand PCL	118,300	47,197
	TQM Alpha PCL	30,966	13,770
	Triple i Logistics PCL	142,800	17,371
	True Corp. PCL	1,271,703	535,109
	TTW PCL	251,600	71,367
	United Paper PCL	138,000	31,090
	Univanich Palm Oil PCL	256,200	115,656
	VGI PCL	2,458,300	65,887
	WHA Corp. PCL	1,408,100	194,181
	Xspring Capital PCL	2,001,700	27,044
TOTAL THAILAND			21,353,788
TURKEY — (0.7%)
*	Adese Gayrimenkul Yatirim AS	2,256,095	54,151
	Afyon Cimento Sanayi TAS	33,129	9,912
	Agesa Hayat ve Emeklilik AS	16,407	87,656
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	50,825	30,987
	Akbank TAS	613,519	993,624
*	Akfen Yenilenebilir Enerji AS	114,211	56,345
	Aksa Akrilik Kimya Sanayii AS	525,921	123,348
*	Aksigorta AS	107,839	16,697
	Albaraka Turk Katilim Bankasi AS	752,440	139,934
*	Alkim Alkali Kimya AS	66,442	29,544
*	Altinay Savunma Teknolojileri AS	57,769	20,460
	Anadolu Anonim Turk Sigorta Sirketi	253,141	161,909
	Anadolu Hayat Emeklilik AS	15,866	38,959
*	Anel Elektrik Proje Taahhut ve Ticaret AS	55,852	59,926
*	Arcelik AS	24,437	60,559

207

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CONTINUED
		Shares	Value»
TURKEY — (Continued)
	ARD Grup Bilisim Teknolojileri AS	62,957	$70,313
*	Arsan Holding AS	263,434	20,331
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,144	264,846
*	Aydem Yenilenebilir Enerji AS	19,426	12,466
	Aygaz AS	15,050	95,876
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	23,234	26,213
*	Bera Holding AS	283,731	107,157
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	113,669	37,769
	BIM Birlesik Magazalar AS	39,254	644,884
*	Biotrend Cevre VE Enerji Yatirimlari AS	44,692	19,923
*	BMS Birlesik Metal Sanayi VE Ticaret AS	10,755	21,455
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	1,793	21,711
	Borusan Yatirim ve Pazarlama AS	598	27,876
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	10,705	34,410
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,067	18,827
	Celebi Hava Servisi AS	585	23,084
*	Cemas Dokum Sanayi AS	121,737	12,857
	Coca-Cola Icecek AS	147,983	246,022
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	56,898	46,272
*	DAP Gayrimenkul Gelistirme AS	201,146	46,911
*	Dardanel Onentas Gida Sanayi AS	388,125	19,070
	Dogan Sirketler Grubu Holding AS	305,258	153,643
	Dogu Aras Enerji Yatirimlari AS	22,482	51,986
		Shares	Value»
TURKEY — (Continued)
	Dogus Otomotiv Servis ve Ticaret AS	32,940	$131,615
	Ebebek Magazacilik AS	8,355	13,307
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	66,225
	Efor Yatirim Sanayi Ticaret AS	106,510	27,318
	EGE Endustri VE Ticaret AS	178	25,004
	EGE Gubre Sanayii AS	19,870	55,816
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	20,722	39,284
Ω	Enerjisa Enerji AS	37,039	100,796
	Enerya Enerji AS	268,141	52,920
	Enka Insaat ve Sanayi AS	108,570	251,720
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	21,429
*	Esenboga Elektrik Uretim AS	160,772	13,326
	Europap Tezol Kagit Sanayi VE Ticaret AS	25,388	10,719
*	Europen Endustri Insaat Sanayi VE Ticaret AS	224,242	27,404
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	81,772	94,982
#	Ford Otomotiv Sanayi AS	61,720	133,987
*	Formet Metal ve Cam Sanayi AS	292,833	17,839
	Galata Wind Enerji AS	35,800	23,967
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	934,903	24,192
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	170,250	34,940
	Gentas Genel Metal Sanayi ve Ticaret AS	80,427	14,136

208

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	78,397	$86,655
	Global Yatirim Holding AS	695,897	235,541
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	63,565	30,348
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,504	29,393
*	Grainturk Tarim AS	2,349	13,379
*	GSD Holding AS	438,423	51,193
*	Gubre Fabrikalari TAS	10,604	124,545
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	8,217	54,321
*	Hektas Ticaret TAS	298,236	22,706
*	Hitit Bilgisayar Hizmetleri AS	22,568	21,150
*	IC Enterra Yenilenebilir Enerji AS	74,484	18,386
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	48,008
*	Is Finansal Kiralama AS	190,849	84,530
*	Izmir Demir Celik Sanayi AS	315,488	49,129
*	Izmir Firca Sanayi ve Ticaret AS	21,804	33,100
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	35,469
	Katilimevim Tasarruf Finansman AS	41,532	105,938
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	757,382	48,161
*	Kayseri Seker Fabrikasi AS	602,022	63,164
*	Kervan Gida Sanayi Ve Ticaret AS	196,411	13,551
	Kiler Holding AS	18,824	42,684
*	Kimteks Poliuretan Sanayi VE Ticaret AS	29,075	13,277
		Shares	Value»
TURKEY — (Continued)
*	Kirac Galvaniz Telekominikasyon Metal Makine Insaat Elektrik Sanayi VE TicaretAS	7,917	$18,627
	Kocaer Celik Sanayi Ve Ticaret AS	111,918	29,125
*	Koza Polyester Sanayi VE Ticaret AS	72,377	9,503
*	LDR Turizm AS	12,450	32,587
	Lila Kagit Sanayi ve Ticaret AS	97,830	75,870
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	21,026	17,378
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	62,841
*	Loras Holding AS	144,133	11,881
*	Margun Enerji Uretim Sanayi VE Ticaret AS	117,150	166,144
*	Marmara Holding AS	119,365	7,661
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	251,370	241,373
*	Mega Metal Sanayi VE Ticaret AS	17,935	32,265
#*	MIA Teknoloji AS	41,529	36,744
*	Mogan Enerji Yatirim Holding AS	59,388	19,126
*	Naturel Yenilenebilir Enerji Ticaret AS	71,798	11,148
	Naturelgaz Sanayi ve Ticaret AS	120,868	33,451
*	Orge Enerji Elektrik Taahhut AS	24,876	47,121
*	Oyak Yatirim Menkul Degerler AS	42,588	53,586
#*	Pasifik Eurasia Lojistik Dis Ticaret AS	6,836	19,975
#*	Pegasus Hava Tasimaciligi AS	72,805	290,713
*	Petkim Petrokimya Holding AS	358,775	189,999
*	Polisan Holding AS	30,017	14,111
*	Politeknik Metal Sanayi ve Ticaret AS	148	17,551
*	Ral Yatirim Holding AS	13,568	100,813
*	Reysas Tasimacilik ve Lojistik Ticaret AS	23,526	10,413

209

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Safkar Ege Sogutmacilik Klima Soguk Hava Tesisleri Ihracat Ithalat Sanayi Ve Ticaret AS	21,828	$11,758
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	190,319	111,463
#*	Sasa Polyester Sanayi AS	920,436	64,124
	Sekerbank Turk AS	1,040,604	282,702
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,997	29,850
*	Sok Marketler Ticaret AS	108,815	122,764
	SUN Tekstil Sanayi Ve Ticaret AS	46,483	36,743
	TAB Gida Sanayi Ve Ticaret AS	11,710	69,724
*	Tatlipinar Enerji Uretim AS	119,429	33,714
*	TAV Havalimanlari Holding AS	40,534	250,098
	Tekfen Holding AS	30,683	96,683
	Tofas Turk Otomobil Fabrikasi AS	9,055	59,128
*	Trust Anadolu Metal Madencilik Isletmeleri AS	20,297	53,373
*	Tukas Gida Sanayi ve Ticaret AS	1,069,281	60,649
*	Tumosan Motor ve Traktor Sanayi AS	7,217	16,247
	Turcas Holding AS	47,712	48,698
*	Tureks Turizm Tasimacilik AS, Class D	82,247	15,987
#*	Turk Altin Isletmeleri AS	28,368	25,970
#	Turk Hava Yollari AO	102,133	695,374
*	Turk Telekomunikasyon AS	148,117	203,901
	Turkcell Iletisim Hizmetleri AS	323,023	803,154
#	Turkiye Garanti Bankasi AS	135,943	402,494
	Turkiye Petrol Rafinerileri AS	118,020	709,510
	Turkiye Sigorta AS	392,308	122,300
		Shares	Value»
TURKEY — (Continued)
	Turkiye Sinai Kalkinma Bankasi AS	691,090	$177,555
*	Turkiye Vakiflar Bankasi TAO, Class D	339,219	238,071
	Ulker Biskuvi Sanayi AS	100,722	276,388
*	Usak Seramik Sanayii AS	383,430	14,739
*	Vakif Finansal Kiralama AS	1,162,717	47,124
#*	Vestel Elektronik Sanayi ve Ticaret AS	61,815	38,057
*	Yapi ve Kredi Bankasi AS	720,873	590,974
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	43,261	41,949
*	Yayla Agro Gida Sanayi VE Nakliyat AS	167,805	43,421
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	73,043	39,148
	Ziraat Gayrimenkul Yatirim Ortakligi AS	30,526	14,762
*	Zorlu Enerji Elektrik Uretim AS	633,619	42,913
TOTAL TURKEY			13,754,982
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	313,542	1,178,753
	Abu Dhabi Islamic Bank PJSC	189,500	1,131,581
	Abu Dhabi National Hotels	2,459,709	247,991
	Abu Dhabi National Insurance Co. PSC	78,793	165,650
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	628,826
*	Abu Dhabi Ports Co. PJSC	405,545	479,578
	ADNOC Drilling Co. PJSC	506,641	780,738
	ADNOC Logistics & Services	578,085	923,553
	Agility Global PLC	1,498,813	612,037

210

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CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Agthia Group PJSC	166,034	$168,522
	Air Arabia PJSC	1,002,732	1,351,278
	Ajman Bank PJSC	527,411	206,533
*	AL Seer Marine Supplies & Equipment Co. LLC	72,471	38,247
	Aldar Properties PJSC	256,598	539,652
	Alef Education Holding PLC	47,213	12,615
	Alpha Dhabi Holding PJSC	262,944	539,780
	Americana Restaurants International PLC - Foreign Co.	831,250	450,202
*	Amlak Finance PJSC	133,140	68,190
*	Apex Investment Co. PSC	89,958	78,791
*	Bank of Sharjah	428,900	144,792
	Burjeel Holdings PLC	157,476	45,138
	Deyaar Development PJSC	461,896	103,338
	Dubai Financial Market PJSC	640,976	249,285
	Dubai Investments PJSC	1,107,342	1,223,261
	Dubai Islamic Bank PJSC	579,846	1,128,516
	Dubai Taxi Co. PJSC	100,906	55,907
	Emaar Development PJSC	262,350	1,042,333
	Emaar Properties PJSC	888,453	2,860,817
	Emirates Driving Co.	108,230	90,469
	Emirates Integrated Telecommunications Co. PJSC	250,630	736,025
	Emirates NBD Bank PJSC	354,667	2,802,177
*	Emirates Reem Investments PJSC	12,985	7,912
	Emirates Telecommunications Group Co. PJSC	396,775	2,009,540
*	EMSTEEL Building Materials PJSC	466,626	139,653
*	Eshraq Investments PJSC	506,300	55,461
	First Abu Dhabi Bank PJSC	246,883	1,181,101
*	Ghitha Holding PJSC	9,090	27,045
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Gulf Navigation Holding PJSC	47,457	$35,014
*	Gulf Pharmaceutical Industries PSC	118,252	33,459
*	Manazel PJSC	469,227	31,468
*	Modon Holding PSC	397,863	317,779
	National Bank of Ras Al-Khaimah PSC	69,553	156,540
	National Central Cooling Co. PJSC	238,237	176,176
	NMDC Group PJSC	67,117	350,096
	Palms Sports PrJSC	12,421	23,475
	Parkin Co. PJSC	205,422	291,340
*	Phoenix Group PLC	50,742	10,459
*	Presight AI Holding PLC	100,260	85,582
	Pure Health Holding PJSC	331,957	192,529
*	RAK Properties PJSC	644,145	187,775
	Ras Al Khaimah Ceramics PJSC	279,569	184,457
	Salik Co. PJSC	376,998	575,227
	Sharjah Islamic Bank	493,366	397,487
*	Shuaa Capital PSC	457,175	25,471
	Spinneys 1961 Holding PLC	162,285	52,272
	Taaleem Holdings PJSC	37,956	33,815
	TECOM Group PJSC	135,101	124,125
*	Two Point Zero Group PJSC	783,968	437,045
*	Union Properties PJSC	657,243	129,890
TOTAL UNITED ARAB EMIRATES			27,356,768
TOTAL COMMON STOCKS			2,093,190,063
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
	Alpargatas SA, 14.933%	40,900	99,281
	Axia Energia SA Class B, 5.844%	22,000	305,000
*	Axia Energia SA Class C	35,218	426,374
	Banco ABC Brasil SA, 10.346%	39,884	201,844
Ω	Banco BMG SA, 8.258%	90,980	98,296
	Banco Bradesco SA, 7.793%	304,394	1,187,627

211

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco do Estado do Rio Grande do Sul SA, 10.262%	111,307	$351,108
	Banco Pine SA, 5.698%	38,471	111,642
	Centrais Eletricas de Santa Catarina SA, 6.643%	5,750	178,232
	Cia de Ferro Ligas da Bahia FERBASA, 9.489%	45,474	70,620
	Cia De Sanena Do Parana, 5.068%	337,736	537,453
	Cia Energetica de Minas Gerais, 13.489%	299,550	758,584
	Cia Energetica do Ceara, 4.484%	4,882	32,614
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,376	105,049
	Energisa SA, 3.848%	194	389
	Eucatex SA Industria e Comercio, 5.237%	15,000	65,067
	Gerdau SA, 2.742%	107,502	490,856
	Isa Energia Brasil SA, 6.271%	54,103	322,424
	Itau Unibanco Holding SA, 7.892%	360,123	3,141,022
	Klabin SA, 9.166%	4	3
	Localiza Rent a Car SA, 1.183%	5,096	45,425
	Marcopolo SA, 15.762%	280,140	366,595
*	Raizen SA	334,196	31,720
	Randoncorp SA, 0.880%	56,826	60,937
	Schulz SA, 12.223%	42,646	44,870
	Track & Field Co. SA, 2.057%	12,300	38,129
	Unipar Carbocloro SA, 16.248%	19,071	241,247
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	165,286	276,712
TOTAL BRAZIL			9,589,120
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 3.934%	63,375	118,565
		Shares	Value»

INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	197,040	$21,175
TOTAL PREFERRED STOCKS			9,728,860
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Parque Arauco SA Rights 06/02/2026	12,594	0
MALAYSIA — (0.0%)
*	Hengyuan Refining Co. Bhd. Warrants 10/27/2030	30,550	4,115
SOUTH KOREA — (0.0%)
*	SKC Co. Ltd. Rights 05/15/2026	452	14,384
TAIWAN — (0.0%)
*	Ability Opto-Electronics Technology Co. Ltd. Rights	548	277
*	Taiwan Cogeneration Corp. Rights 05/11/2026	23,114	8,514
*	Wafer Works Corp. Rights	5,864	2,276
TOTAL TAIWAN			11,067
THAILAND — (0.0%)
*	Assetwise PCL Rights	15,200	0
*	Better World Green PCL Warrants	613,067	0
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	164,455	17,954
TOTAL RIGHTS/WARRANTS			47,520
TOTAL INVESTMENT SECURITIES (Cost $1,051,468,537)			2,102,966,443

212

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	1,419,103	$16,411,921
TOTAL INVESTMENTS — (100.0%)
(Cost $1,067,880,458)			$2,119,378,364
As of April 30, 2026, the value of Rule 144A securities amounted to $73,933,930 or 3.5% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$50,105,218	—	—	$50,105,218
Chile	9,788,830	$122,179	—	9,911,009
China	30,429,145	440,969,661	$95,993	471,494,799
Colombia	2,574,318	—	—	2,574,318
Czech Republic	—	1,176,012	—	1,176,012
Egypt	15,533	606,735	—	622,268
Greece	—	9,915,074	—	9,915,074
Hong Kong	—	86,779	—	86,779
Hungary	—	6,473,602	—	6,473,602
India	11,506,390	235,865,586	—	247,371,976
Indonesia	697,791	15,672,563	13,775	16,384,129
Kuwait	—	11,199,917	8,516	11,208,433
Malaysia	—	25,362,223	177	25,362,400
Mexico	38,038,743	383,501	—	38,422,244
Peru	1,783,673	—	—	1,783,673
Philippines	23,033	7,839,768	2,400	7,865,201
Poland	14,305	25,657,821	—	25,672,126
Qatar	—	13,614,652	—	13,614,652
Saudi Arabia	26,152	49,185,978	—	49,212,130
South Africa	10,780,967	51,716,003	—	62,496,970
South Korea	1,474,610	379,594,658	129,800	381,199,068
Taiwan	14,841,509	582,925,619	5,316	597,772,444
Thailand	26,689	21,327,099	—	21,353,788
Turkey	—	13,754,982	—	13,754,982
United Arab Emirates	—	27,356,768	—	27,356,768
Preferred Stocks
Brazil	9,589,120	—	—	9,589,120
Chile	—	118,565	—	118,565
India	21,175	—	—	21,175
Rights/Warrants
Chile	—	—	—	—
Malaysia	—	4,115	—	4,115
South Korea	—	14,384	—	14,384
Taiwan	—	11,067	—	11,067
Thailand	—	—	—	—

213

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$17,954	—	$17,954
Securities Lending Collateral	—	16,411,921	—	16,411,921
Total Investments in Securities	$181,737,201	$1,937,385,186	$255,977˂˃	$2,119,378,364

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
214

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.5%)
U.S. Social Core Equity 2 Portfolio	1,688,312	$59,766,240
INTERNATIONAL EQUITIES — (38.5%)
International Social Core Equity Portfolio	1,206,581	24,903,839
Emerging Markets Social Core Equity Portfolio	585,701	12,457,856
TOTAL INTERNATIONAL EQUITIES		37,361,695
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $61,309,706)		$97,127,935

MONEY MARKET FUNDS — (0.0%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $44,342)	44,342	44,342
TOTAL INVESTMENTS — (100.0%) (Cost $61,354,048)		$97,172,277
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$97,127,935	—	—	$97,127,935
Money Market Funds	44,342	—	—	44,342
TOTAL	$97,172,277	—	—	$97,172,277
See accompanying Notes to Financial Statements.
215

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (6.6%)
	Federal Home Loan Banks
	5.750%, 06/12/26		150	$150,322
	3.000%, 09/11/26		1,200	1,196,604
	3.250%, 06/09/28		2,350	2,319,315
	3.250%, 11/16/28		2,510	2,473,211
	2.125%, 09/14/29		945	887,613
	2.125%, 12/14/29		1,000	938,005
	5.500%, 07/15/36		3,295	3,565,043
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,500	2,721,228
	6.750%, 03/15/31		3,815	4,268,802
#	6.250%, 07/15/32		4,239	4,717,021
	Federal National Mortgage Association
	1.875%, 09/24/26		2,090	2,074,484
	0.750%, 10/08/27		970	928,135
	6.250%, 05/15/29		3,030	3,236,591
	7.125%, 01/15/30		2,783	3,081,073
	7.250%, 05/15/30		2,016	2,262,084
	0.875%, 08/05/30		10,650	9,357,830
	6.625%, 11/15/30		3,000	3,319,433
	TOTAL AGENCY OBLIGATIONS			47,496,794
BONDS — (50.0%)
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	150,729
Ω	2.500%, 02/10/41		1,132	759,737
	ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	2.804%, 01/15/27	EUR	2,600	3,059,524
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		1,308	1,050,871
	Aetna, Inc.
	6.750%, 12/15/37		730	794,169
	4.500%, 05/15/42		200	167,894
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30		800	752,758
	Aflac, Inc.
	6.900%, 12/17/39		3,000	3,341,014
	Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	600	695,352
			Face Amount^	Value†
			(000)

	Ahold Finance USA LLC
	6.875%, 05/01/29		40	$42,607
	Aker BP ASA
Ω	5.125%, 10/01/34		200	195,562
	Allstate Corp.
	4.500%, 06/15/43		2,000	1,712,133
	Ally Financial, Inc.
	8.000%, 11/01/31		200	223,394
	Alphabet, Inc.
	1.900%, 08/15/40		1,400	928,614
	Amazon.com, Inc.
	1.500%, 06/03/30		4,000	3,575,043
	2.875%, 05/12/41		3,200	2,359,136
	American Express Co.
	4.050%, 12/03/42		1,200	999,143
	American Honda Finance Corp.
	4.900%, 01/10/34		1,000	979,168
	5.200%, 03/05/35		260	257,523
#	5.100%, 01/08/36		250	244,679
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	4.359%, 07/09/27		1,000	1,000,046
	American Tower Corp.
	2.300%, 09/15/31		500	442,070
	4.050%, 03/15/32		625	601,512
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		200	199,159
	Aon Corp.
	3.750%, 05/02/29		1,000	978,826
	ArcelorMittal SA
	3.250%, 09/30/30	EUR	1,100	1,274,002
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	395,256
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	883,223
	5.950%, 10/15/33		3,000	3,111,903
	Asian Development Bank, SONIA + 1.000%, FRN
(r)	4.746%, 05/23/29	GBP	5,000	6,949,461
	AT&T, Inc.
	2.750%, 06/01/31		306	279,340
	4.850%, 03/01/39		170	157,980
	3.500%, 06/01/41		1,705	1,315,287
	Australia & New Zealand Banking Group Ltd.
	4.950%, 02/05/29	AUD	5,000	3,560,766

216

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.700%, FRN
(r)	4.959%, 06/18/27	AUD	1,000	$722,160
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.960%, FRN
(r)	4.893%, 02/05/29	AUD	1,000	726,862
	Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.277%, 06/18/28		265	265,819
	Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.468%, 01/18/27		500	501,770
	Autodesk, Inc.
	3.500%, 06/15/27		315	311,661
	Avnet, Inc.
	3.000%, 05/15/31		1,500	1,353,554
	5.500%, 06/01/32		120	121,825
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		30	29,563
	Banco Bilbao Vizcaya Argentaria SA
	3.125%, 07/15/30	EUR	300	348,672
	Bank of America Corp.
	5.875%, 02/07/42		2,075	2,139,073
	Bank of Nova Scotia
	2.150%, 08/01/31		2,200	1,948,506
	2.450%, 02/02/32		275	244,190
	Best Buy Co., Inc.
	1.950%, 10/01/30		300	268,334
	Blackrock, Inc.
	3.250%, 04/30/29		1,400	1,364,068
	2.400%, 04/30/30		133	123,712
	1.900%, 01/28/31		160	142,722
	2.100%, 02/25/32		500	438,723
	Blue Owl Finance LLC
#	6.250%, 04/18/34		50	49,217
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	970,401
	Boston Properties LP
#	2.550%, 04/01/32		1,000	867,491
	5.750%, 01/15/35		400	401,846
	BPCE SA
	3.125%, 09/05/30	EUR	1,200	1,392,925
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		454	457,834
	British Telecommunications PLC
Ω	3.250%, 11/08/29		1,000	957,480
			Face Amount^	Value†
			(000)

	Broadcom, Inc.
	3.419%, 04/15/33		767	$702,731
Ω	3.137%, 11/15/35		483	411,674
Ω	3.187%, 11/15/36		41	34,403
Ω	4.926%, 05/15/37		436	424,779
	4.900%, 02/15/38		1,000	966,363
	3.500%, 02/15/41		1,400	1,118,312
	Brookfield Finance, Inc.
	6.350%, 01/05/34		2,130	2,266,347
	Brunswick Corp.
	4.400%, 09/15/32		200	189,471
	Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	1,000	1,079,796
	3.125%, 03/01/30	EUR	6,400	7,532,950
	2.875%, 05/25/30	EUR	5,500	6,413,963
	Camden Property Trust
	4.900%, 02/28/36		2,000	1,944,034
	Canadian Imperial Bank of Commerce
	3.600%, 04/07/32		2,000	1,882,524
	Carrier Global Corp.
	3.377%, 04/05/40		1,000	797,802
	CenterPoint Energy Resources Corp.
	5.850%, 01/15/41		442	451,361
	Choice Hotels International, Inc.
	3.700%, 12/01/29		520	497,715
	Chubb INA Holdings LLC
	6.000%, 05/11/37		1,250	1,333,587
	Cigna Group
	4.800%, 08/15/38		500	470,124
	Cisco Systems, Inc.
	5.900%, 02/15/39		200	211,594
	Citigroup, Inc.
	8.125%, 07/15/39		1,167	1,460,446
	5.875%, 01/30/42		400	409,241
	CNO Financial Group, Inc.
	5.250%, 05/30/29		700	703,189
	6.450%, 06/15/34		1,000	1,038,478
	Comcast Corp.
	7.050%, 03/15/33		400	448,260
	3.900%, 03/01/38		1,310	1,125,810
	4.600%, 10/15/38		1,225	1,118,940
	6.550%, 07/01/39		1,000	1,073,117
	3.250%, 11/01/39		400	307,901
	3.750%, 04/01/40		3,173	2,571,072
	4.650%, 07/15/42		400	342,728
	Conagra Brands, Inc.
	5.300%, 11/01/38		2,100	1,956,347
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		200	225,963

217

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	4.200%, 03/15/42		1,000	$839,091
Constellation Energy Generation LLC
	5.750%, 10/01/41		500	503,002
Cooperatieve Rabobank UA, 3M Swap + 0.750%, FRN
(r)	4.742%, 05/26/28	AUD	3,000	2,167,583
Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	5.022%, 02/26/29	AUD	1,500	1,090,357
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	4.365%, 03/05/27		500	501,534
Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	273,520
Ω	8.375%, 03/01/39		1,500	1,689,149
Ω	4.700%, 12/15/42		300	231,553
Ω	4.500%, 06/30/43		1,900	1,433,894
CPPIB Capital, Inc.
	3.350%, 12/02/30	CAD	1,400	1,030,322
Crown Castle, Inc.
	2.900%, 04/01/41		1,050	753,325
CSX Corp.
	6.220%, 04/30/40		333	360,392
	4.100%, 03/15/44		200	164,881
Cummins, Inc.
	4.875%, 10/01/43		1,180	1,102,213
CVS Health Corp.
	4.780%, 03/25/38		620	574,551
	6.125%, 09/15/39		1,900	1,953,790
	4.125%, 04/01/40		85	71,621
	5.300%, 12/05/43		400	366,455
	6.000%, 06/01/44		500	493,411
DCP Midstream Operating LP
	5.600%, 04/01/44		50	47,426
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		300	273,394
Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	700	762,368
Dow Chemical Co.
#	6.300%, 03/15/33		1,200	1,267,290
	5.250%, 11/15/41		1,450	1,298,950
	4.625%, 10/01/44		200	158,393
E.ON International Finance BV
Ω	6.650%, 04/30/38		1,000	1,091,783
Eastman Chemical Co.
	4.800%, 09/01/42		2,500	2,195,146
Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,491,477
			Face Amount^	Value†
			(000)

	eBay, Inc.
	4.000%, 07/15/42		500	$402,093
	Elevance Health, Inc.
	5.850%, 01/15/36		200	207,152
	6.375%, 06/15/37		400	431,066
	4.625%, 05/15/42		1,000	881,235
	4.650%, 01/15/43		2,066	1,809,020
	5.100%, 01/15/44		200	182,511
	Enbridge Energy Partners LP
	5.500%, 09/15/40		1,071	1,048,742
	Enel Finance International NV
Ω	6.000%, 10/07/39		1,950	1,981,263
	Enterprise Products Operating LLC
	7.550%, 04/15/38		200	237,551
	6.125%, 10/15/39		400	427,391
	5.950%, 02/01/41		1,800	1,886,861
	5.700%, 02/15/42		400	404,472
	4.850%, 08/15/42		444	406,883
	Equinix, Inc.
	2.500%, 05/15/31		500	448,232
	Eurogrid GmbH
	3.722%, 04/27/30	EUR	200	236,877
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	3.964%, 02/16/29		184	183,851
	European Investment Bank
Δ	0.000%, 09/09/30	EUR	1,500	1,557,701
	Expedia Group, Inc.
	3.250%, 02/15/30		1,200	1,138,623
	Export Development Canada
	3.875%, 08/08/30	NZD	880	511,357
	Extra Space Storage LP
	2.350%, 03/15/32		900	779,017
	Fairfax Financial Holdings Ltd.
	6.000%, 12/07/33		1,400	1,469,786
	FedEx Corp.
	4.900%, 01/15/34		672	666,784
	3.250%, 05/15/41		450	338,594
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	659,939
	2.450%, 03/15/31		500	443,414
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		311	224,686

218

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	First American Financial Corp.
	2.400%, 08/15/31	300	$259,935
	Fiserv, Inc.
#	5.250%, 08/11/35	500	487,797
	Flex Ltd.
	4.875%, 06/15/29	700	702,428
	Flowserve Corp.
	2.800%, 01/15/32	900	795,898
	FMR LLC
Ω	4.950%, 02/01/33	250	250,285
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29	1,060	1,012,135
	Fox Corp.
	5.476%, 01/25/39	1,300	1,266,213
	Franklin Resources, Inc.
	1.600%, 10/30/30	3,300	2,912,912
	GATX Corp.
	3.500%, 06/01/32	850	785,445
	General Motors Co.
	5.150%, 04/01/38	500	473,848
	6.250%, 10/02/43	1,410	1,398,187
	5.200%, 04/01/45	1,000	875,230
	General Motors Financial Co., Inc.
	6.400%, 01/09/33	400	425,954
	5.450%, 09/06/34	200	199,925
#	5.900%, 01/07/35	400	410,662
#	5.450%, 01/08/36	170	168,775
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41	4,500	4,759,604
	Halliburton Co.
	6.700%, 09/15/38	795	883,348
	7.450%, 09/15/39	1,000	1,176,734
	Hasbro, Inc.
	6.350%, 03/15/40	2,200	2,278,871
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	5.450%, 06/15/34	400	400,196
	Home Depot, Inc.
	3.300%, 04/15/40	3,600	2,885,385
	5.950%, 04/01/41	1,100	1,163,074
	Host Hotels & Resorts LP
	5.700%, 07/01/34	1,000	1,020,657
	5.500%, 04/15/35	200	200,588
	HP, Inc.
#	6.000%, 09/15/41	1,450	1,453,037
	HSBC Holdings PLC
	6.100%, 01/14/42	1,900	2,007,023
	Humana, Inc.
#	5.550%, 05/01/35	300	298,087
		Face Amount^	Value†
		(000)

4.950%, 10/01/44		2,000	$1,687,099
IBM International Capital Pte. Ltd.
5.250%, 02/05/44		1,500	1,375,160
IHG Finance LLC
3.375%, 09/10/30	EUR	1,200	1,388,931
Illinois Tool Works, Inc.
3.900%, 09/01/42		200	166,901
ING Groep NV
4.050%, 04/09/29		200	197,661
Intel Corp.
4.600%, 03/25/40		500	446,963
2.800%, 08/12/41		2,520	1,764,071
4.800%, 10/01/41		130	115,515
# 4.250%, 12/15/42		120	98,070
5.625%, 02/10/43		2,900	2,793,266
Inter-American Development Bank, SOFR + 0.170%, FRN
(r) 3.823%, 09/16/26		750	750,053
Inter-American Development Bank, SOFR + 0.300%, FRN
(r) 3.965%, 02/15/29		1,100	1,100,660
Inter-American Development Bank, SOFR + 0.350%, FRN
(r) 4.001%, 10/04/27		5,000	5,010,300
(r) 4.001%, 10/05/28		1,200	1,203,300
Intercontinental Exchange, Inc.
2.650%, 09/15/40		4,750	3,464,935
International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r) 3.923%, 06/15/27		3,200	3,204,825
International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r) 4.095%, 08/19/27		1,123	1,127,032
International Business Machines Corp.
1.950%, 05/15/30		1,600	1,448,232
4.000%, 06/20/42		400	322,964
International Development Association
2.500%, 05/28/30	EUR	120	138,418
International Finance Corp.
4.450%, 05/14/27	AUD	1,500	1,074,288
Jackson Financial, Inc.
3.125%, 11/23/31		235	210,417

219

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Japan Government Five Year Bonds
	0.400%, 09/20/28	JPY	292,000	$1,819,276
	Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	400,000	2,475,526
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	305,961
	2.750%, 10/15/32		2,120	1,799,497
	6.200%, 04/14/34		2,000	2,046,916
	JPMorgan Chase & Co.
	5.500%, 10/15/40		1,600	1,633,274
	Kemper Corp.
	3.800%, 02/23/32		330	300,877
	Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	2,049,210
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	107,579
	5.000%, 08/15/42		3,700	3,343,986
	5.000%, 03/01/43		400	360,162
	5.500%, 03/01/44		500	474,242
	5.400%, 09/01/44		150	140,114
	KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43		500	468,533
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	300	349,269
	Kraft Heinz Foods Co.
	6.875%, 01/26/39		800	870,404
	4.625%, 10/01/39		1,700	1,502,170
	5.000%, 06/04/42		300	265,188
	5.200%, 07/15/45		1,450	1,269,432
	Kreditanstalt fuer Wiederaufbau
	4.300%, 07/13/27	AUD	1,500	1,071,966
	Kroger Co.
	7.500%, 04/01/31		424	476,022
	Lincoln National Corp.
#	3.400%, 01/15/31		293	273,953
	3.400%, 03/01/32		268	244,318
	7.000%, 06/15/40		1,144	1,240,175
	Loews Corp.
	4.940%, 04/01/36		750	731,969
	LPL Holdings, Inc.
	5.650%, 03/15/35		600	599,614
	LSEG Finance PLC
Ω	3.200%, 04/06/41		2,513	1,900,181
	LYB International Finance III LLC
	3.375%, 10/01/40		940	690,932
			Face Amount^	Value†
			(000)

	Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	2.597%, 12/18/26	EUR	195	$229,126
	Marathon Petroleum Corp.
	6.500%, 03/01/41		2,712	2,905,571
	4.750%, 09/15/44		150	128,943
	Marriott International, Inc.
	5.100%, 05/01/38		500	479,535
	Mars, Inc.
Ω	3.875%, 04/01/39		1,200	1,038,771
	Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		574	511,155
	4.750%, 03/15/39		800	756,033
	5.350%, 11/15/44		266	252,832
	Mastercard, Inc.
	4.350%, 01/15/32		1,000	992,892
	MetLife, Inc.
	5.700%, 06/15/35		1,000	1,045,482
	5.875%, 02/06/41		1,000	1,032,863
	Micron Technology, Inc.
	3.366%, 11/01/41		2,950	2,278,433
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		2,500	2,255,506
#	4.286%, 07/26/38		250	231,768
	Morgan Stanley
	6.375%, 07/24/42		500	538,701
	Mosaic Co.
	5.625%, 11/15/43		485	454,445
	MPLX LP
	4.500%, 04/15/38		1,000	902,658
	National Australia Bank Ltd., 3M Swap + 0.700%, FRN
(r)	4.643%, 05/10/27	AUD	720	519,971
	National Australia Bank Ltd., 3M Swap + 1.030%, FRN
(r)	4.987%, 11/16/28	AUD	1,500	1,091,254
	National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r)	5.193%, 11/25/27	AUD	2,500	1,819,224
	National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.257%, 10/26/27		1,200	1,203,438
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	140,287
	NetApp, Inc.
	2.700%, 06/22/30		300	276,018

220

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

New Zealand Government Bonds
4.500%, 05/15/30	NZD	32,300	$19,384,431
New Zealand Local Government Funding Agency Bonds
1.500%, 04/20/29	NZD	6,600	3,623,602
4.500%, 05/15/30	NZD	4,500	2,677,402
Newmont Corp.
5.450%, 06/09/44		200	192,727
NextEra Energy Capital Holdings, Inc.
5.250%, 03/15/34		400	405,523
NIKE, Inc.
2.850%, 03/27/30		6,550	6,185,708
Nomura Holdings, Inc.
2.679%, 07/16/30		400	366,700
Nucor Corp.
6.400%, 12/01/37		1,750	1,938,943
Nykredit Realkredit AS
3.625%, 07/24/30	EUR	700	821,603
ONEOK Partners LP
6.850%, 10/15/37		519	568,334
OP Corporate Bank PLC, 3M Euribor + 0.400%, FRN
(r) 2.535%, 03/28/27	EUR	379	445,347
Oracle Corp.
3.600%, 04/01/40		1,000	721,091
5.375%, 07/15/40		500	435,591
3.650%, 03/25/41		1,500	1,064,159
Orsted AS
1.500%, 11/26/29	EUR	300	327,833
P3 Group SARL
4.625%, 02/13/30	EUR	1,300	1,573,914
Phillips 66
5.875%, 05/01/42		800	803,791
4.875%, 11/15/44		1,200	1,051,095
Plains All American Pipeline LP/PAA Finance Corp.
5.600%, 01/15/36		275	275,468
4.300%, 01/31/43		1,500	1,224,142
# 4.700%, 06/15/44		1,000	847,904
Primerica, Inc.
2.800%, 11/19/31		1,700	1,529,834
Principal Financial Group, Inc.
6.050%, 10/15/36		1,000	1,070,078
Prologis LP
5.125%, 01/15/34		800	807,853
Province of Ontario
1.350%, 12/02/30	CAD	2,700	1,820,500
			Face Amount^	Value†
			(000)

	Province of Quebec
	7.500%, 09/15/29		500	$553,041
	Prudential Funding Asia PLC
	3.625%, 03/24/32		2,200	2,077,481
	Public Storage Operating Co.
	5.100%, 08/01/33		1,600	1,629,334
	PulteGroup, Inc.
	6.000%, 02/15/35		1,500	1,572,291
	RCI Banque SA
	3.875%, 09/30/30	EUR	2,500	2,950,218
	Realty Income Corp.
	2.850%, 12/15/32		366	325,351
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,300	1,219,929
	RELX Capital, Inc.
#	4.750%, 05/20/32		133	133,122
	Repsol E&P Capital Markets U.S. LLC
Ω	5.976%, 09/16/35		400	408,087
	Rogers Communications, Inc.
	7.500%, 08/15/38		300	341,634
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	880,305
	Royalty Pharma PLC
	3.300%, 09/02/40		2,925	2,236,345
	Santander Holdings USA, Inc.
	4.400%, 07/13/27		200	199,844
	Schlumberger Holdings Corp.
Ω	2.650%, 06/26/30		439	410,388
#Ω	4.850%, 05/15/33		1,000	1,000,033
	Sherwin-Williams Co.
	2.950%, 08/15/29		100	95,425
	Simon Property Group LP
	2.200%, 02/01/31		1,000	899,816
	2.250%, 01/15/32		2,366	2,073,704
	6.750%, 02/01/40		200	224,422
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,779,500
	Southwest Gas Corp.
	2.200%, 06/15/30		500	454,664
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		600	561,429
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	117,561
	Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	100	117,256

221

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	3.040%, 07/16/29		800	$763,255
	2.130%, 07/08/30		1,160	1,048,165
	2.222%, 09/17/31		250	219,326
	Sumitomo Mitsui Trust Bank Ltd.
Ω	4.800%, 03/05/36		300	288,895
	Tapestry, Inc.
	5.500%, 03/11/35		500	502,317
	Target Corp.
	7.000%, 01/15/38		383	443,052
	4.000%, 07/01/42		600	499,065
	Telefonica Emisiones SA
	7.045%, 06/20/36		700	772,443
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,000	874,476
	3.000%, 02/15/41		250	182,582
	Toronto-Dominion Bank
	4.456%, 06/08/32		750	738,144
	Travelers Cos., Inc.
	5.350%, 11/01/40		1,000	992,822
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		2,000	1,762,544
	UBS AG
	5.808%, 11/24/28	AUD	1,500	1,089,893
	UDR, Inc.
	2.100%, 06/15/33		1,000	826,282
	Union Pacific Corp.
	3.550%, 08/15/39		200	168,930
	3.200%, 05/20/41		2,500	1,938,231
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	5.040%, 04/16/27	AUD	1,300	938,556
	United Parcel Service, Inc.
	4.875%, 11/15/40		2,000	1,901,807
	Valero Energy Corp.
	6.625%, 06/15/37		450	493,656
	VeriSign, Inc.
#	2.700%, 06/15/31		1,000	901,171
	Verizon Communications, Inc.
	4.016%, 12/03/29		151	148,912
	2.355%, 03/15/32		238	208,092
	4.812%, 03/15/39		1,890	1,759,842
	3.400%, 03/22/41		2,040	1,565,322
	3.850%, 11/01/42		510	404,033
	Visa, Inc.
	2.050%, 04/15/30		1,000	920,868
	2.700%, 04/15/40		3,000	2,274,019
	Vodafone Group PLC
	6.250%, 11/30/32		533	571,646
			Face Amount^	Value†
			(000)

	Volkswagen Group of America Finance LLC
Ω	5.800%, 03/27/35		300	$302,389
	Vonovia SE
	1.000%, 07/09/30	EUR	600	635,868
	Voya Financial, Inc.
	5.700%, 07/15/43		500	481,322
	Walt Disney Co.
	3.500%, 05/13/40		140	114,896
	Welltower OP LLC
	2.750%, 01/15/31		2,000	1,842,840
	Westpac Banking Corp., SOFR + 0.820%, FRN
(r)	4.478%, 07/01/30		2,500	2,523,146
	Williams Cos., Inc.
	6.300%, 04/15/40		200	211,876
	WP Carey, Inc.
	2.450%, 02/01/32		1,000	877,592
	TOTAL BONDS			358,799,257
U.S. TREASURY OBLIGATIONS — (41.8%)
	U.S. Treasury Bills
∞	3.684%, 06/02/26		2,000	1,993,609
	U.S. Treasury Bonds
	6.250%, 05/15/30		800	867,188
	1.125%, 05/15/40		7,600	4,757,719
	4.375%, 05/15/40		1,500	1,446,563
	1.125%, 08/15/40		8,800	5,451,187
	3.875%, 08/15/40		2,800	2,546,359
	1.375%, 11/15/40		9,000	5,756,484
	1.875%, 02/15/41		8,300	5,708,844
	2.250%, 05/15/41		7,500	5,426,074
	1.750%, 08/15/41		8,300	5,509,449
	2.000%, 11/15/41		7,900	5,423,844
	2.375%, 02/15/42		2,800	2,026,719
	2.750%, 08/15/42		7,600	5,763,234
	2.750%, 11/15/42		6,500	4,903,184
	3.125%, 02/15/43		6,700	5,320,480
	2.875%, 05/15/43		6,400	4,874,750
	3.625%, 02/15/44		6,800	5,724,484
	3.375%, 05/15/44		5,500	4,453,926
	3.125%, 08/15/44		7,000	5,438,125
	4.125%, 08/15/44		3,000	2,697,188
	3.000%, 11/15/44		4,000	3,035,000
	2.500%, 02/15/45		4,000	2,778,125
	4.750%, 02/15/45		1,500	1,460,449
	3.000%, 05/15/45		2,000	1,507,734
	2.875%, 08/15/45		1,000	735,508
	U.S. Treasury Notes
	0.750%, 05/31/26		5,000	4,986,914
	1.375%, 08/31/26		3,000	2,976,820
	3.500%, 01/31/30		600	590,273
	3.750%, 05/31/30		3,000	2,973,633
	4.000%, 07/31/30		5,500	5,500,430

222

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	4.125%, 08/31/30	2,500	$2,511,816
	4.625%, 09/30/30	600	614,953
	0.875%, 11/15/30	3,000	2,612,813
	3.500%, 11/30/30	1,000	978,906
	4.375%, 11/30/30	3,500	3,552,227
	1.625%, 05/15/31	3,000	2,671,289
	1.250%, 08/15/31	5,200	4,507,547
	1.375%, 11/15/31	2,000	1,731,484
	4.125%, 11/30/31	5,300	5,308,902
	4.375%, 01/31/32	1,500	1,520,215
	1.875%, 02/15/32	3,000	2,655,234
	4.125%, 02/29/32	4,500	4,501,582
	2.875%, 05/15/32	5,000	4,663,281
	4.125%, 05/31/32	2,500	2,497,852
	4.000%, 06/30/32	2,500	2,480,176
	4.000%, 07/31/32	2,000	1,982,969
	2.750%, 08/15/32	3,500	3,227,930
	3.875%, 08/31/32	5,700	5,609,156
	3.875%, 09/30/32	2,800	2,754,063
	3.750%, 10/31/32	2,000	1,951,719
	4.125%, 11/15/32	4,000	3,987,031
	3.750%, 11/30/32	2,500	2,438,184
	3.875%, 12/31/32	2,000	1,963,672
	4.000%, 01/31/33	1,500	1,483,066
	3.500%, 02/15/33	5,500	5,273,984
	3.750%, 02/28/33	3,000	2,920,781
	4.250%, 03/31/33	5,000	5,014,063
	3.375%, 05/15/33	4,000	3,796,563
	3.875%, 08/15/33	6,500	6,355,781
	4.500%, 11/15/33	5,500	5,588,730
	4.000%, 02/15/34	6,500	6,384,727
	4.375%, 05/15/34	5,000	5,031,055
	3.875%, 08/15/34	2,000	1,940,781
	4.625%, 02/15/35	1,000	1,021,016
	4.250%, 05/15/35	4,000	3,970,156
	4.250%, 08/15/35	3,000	2,973,750
U.S. Treasury Notes, 3M USTMMR + 0.099%, FRN
(r)	3.722%, 01/31/28	11,000	11,000,793
	Face Amount^	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 3.721%, 01/31/27	9,000	$9,002,699
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 3.783%, 04/30/27	10,500	10,511,401
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r) 3.805%, 07/31/26	10,500	10,504,280
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r) 3.813%, 10/31/27	10,000	10,015,386
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r) 3.828%, 10/31/26	9,000	9,007,030
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 3.782%, 07/31/27	9,000	9,008,592
TOTAL U.S. TREASURY OBLIGATIONS		300,161,931
TOTAL INVESTMENT SECURITIES (Cost $724,292,520)		706,457,982

		Shares
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	996,490	11,524,401
TOTAL INVESTMENTS — (100.0%)
(Cost $735,816,921)			$717,982,383
As of April 30, 2026, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	4,495,950	USD	5,267,545	State Street Bank and Trust	05/05/26	$9,125
USD	504,246	NZD	849,598	Citibank, N.A.	05/11/26	2,223
USD	4,399,308	NZD	7,431,929	Royal Bank of Canada	05/15/26	7,227
USD	7,519,817	EUR	6,363,080	Royal Bank of Canada	05/18/26	47,239

223

DFA Social Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	699,849	USD	934,251	Citibank, N.A.	05/26/26	$18,048
Total Appreciation						$83,862
USD	5,251,369	EUR	4,495,950	Societe Generale	05/05/26	$(25,302)
USD	10,226,191	EUR	8,721,140	Bank of New York Mellon	05/11/26	(12,243)
USD	308,739	NZD	539,205	Australia and New Zealand Bank	05/15/26	(9,917)
USD	15,990,913	AUD	22,304,983	Citibank, N.A.	05/20/26	(62,954)
USD	7,847,516	GBP	5,819,686	Societe Generale	05/26/26	(71,447)
USD	4,215,714	JPY	671,538,318	Royal Bank of Canada	05/27/26	(80,999)
USD	10,617,932	EUR	9,064,449	UBS AG	06/01/26	(34,050)
USD	5,274,931	EUR	4,495,950	State Street Bank and Trust	06/04/26	(9,179)
USD	7,544,240	NZD	13,033,760	Australia and New Zealand Bank	06/08/26	(164,523)
USD	30,292	CAD	41,487	Citibank, N.A.	06/12/26	(304)
USD	2,813,489	CAD	3,884,658	Societe Generale	06/12/26	(51,385)
USD	5,210,011	NZD	8,907,570	UBS AG	06/12/26	(58,991)
USD	8,543,230	NZD	14,465,560	Citibank, N.A.	06/22/26	(16,098)
Total (Depreciation)						$(597,392)
Total Appreciation (Depreciation)						$(513,530)
As of April 30, 2026, the value of Rule 144A securities amounted to $20,737,034 or 2.9% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$47,496,794	—	$47,496,794
Bonds	—	358,799,257	—	358,799,257
U.S. Treasury Obligations	—	300,161,931	—	300,161,931
Securities Lending Collateral	—	11,524,401	—	11,524,401
Total Investments in Securities	—	$717,982,383	—	$717,982,383
Financial Instruments
Assets
Forward Currency Contracts**	—	83,862	—	83,862
Liabilities
Forward Currency Contracts**	—	(597,392)	—	(597,392)
Total Financial Instruments	—	$(513,530)	—	$(513,530)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
224

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	U.S. Social Core Equity 2 Portfolio*	International Social Core Equity Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$97,127,935	—
Investment Securities at Value (including $41,618,336, $145,344,556, $142,339,590, $0 and $11,267,163 of securities on loan, respectively)	$2,380,254,202	$2,131,076,842	$2,102,966,443	44,342	$706,457,982
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $42,453,095, $111,569,305, $16,411,921, $0 and $11,524,401, respectively)	42,452,797	111,565,932	16,411,921	—	11,524,401
Foreign Currencies at Value	—	2,825,352	5,660,435	—	145,496
Cash	225,073	15,499,906	2,049,984	21	11,806,512
Receivables:
Investment Securities Sold	456,495	785,807	2,991,449	1,500,185	—
Dividends and Interest	718,026	14,347,270	2,448,507	204	7,020,673
Securities Lending Income	6,301	161,093	417,044	—	8,764
Fund Shares Sold	745,122	4,784,224	1,597,526	232,247	1,478,862
Due from Advisor	—	—	—	333	—
Unrealized Gain on Forward Currency Contracts	—	—	—	—	83,862
Unrealized Gain on Foreign Currency Contracts	—	8,924	—	—	—
Prepaid Expenses and Other Assets	15,570	73,281	25,277	11,730	24,912
Total Assets	2,424,873,586	2,281,128,631	2,134,568,586	98,916,997	738,551,464
LIABILITIES:
Payables:
Upon Return of Securities Loaned	42,480,617	111,600,552	16,425,286	—	11,527,059
Investment Securities Purchased	—	8,262,676	1,703,772	—	10,011,718
Fund Shares Redeemed	1,331,944	1,300,606	2,536,831	1,732,432	32,438
Due to Advisor	337,457	381,207	577,982	—	106,413
Due to Directors'/Trustees'	20,764	17,509	24,601	785	6,765
Due to CCO	254	235	224	11	81
Unrealized Loss on Forward Currency Contracts	—	—	—	—	597,392
Unrealized Loss on Foreign Currency Contracts	—	2,869	—	—	—
Deferred Taxes Payable	—	—	13,725,524	—	—
Accrued Expenses and Other Liabilities	157,269	31,427	146,777	3,696	45,211
Total Liabilities	44,328,305	121,597,081	35,140,997	1,736,924	22,327,077
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$2,380,545,281	$2,159,531,550	$2,099,427,589	$97,180,073	$716,224,387
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	67,237,648	104,599,553	98,686,587	5,099,265	78,066,198
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAREЖ	$35.40	$20.65	$21.27	$19.06	$9.17
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$61,309,706	$—
Investment Securities at Cost	$983,547,588	$1,211,497,404	$1,051,468,537	$44,342	$724,292,520
Foreign Currencies at Cost	$—	$2,818,673	$5,686,739	$—	$144,450
NET ASSETS CONSIST OF:
Paid-In Capital	$990,599,085	$1,275,271,472	$1,140,649,447	$61,382,914	$774,936,603
Total Distributable Earnings (Loss)	1,389,946,196	884,260,078	958,778,142	35,797,159	(58,712,216)
NET ASSETS	$2,380,545,281	$2,159,531,550	$2,099,427,589	$97,180,073	$716,224,387
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	500,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
225

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	U.S. Social Core Equity 2 Portfolio	International Social Core Equity Portfolio	Emerging Markets Social Core Equity Portfolio	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,822, $2,594,586, $2,180,491, $0 and $0, respectively)	$12,112,957	$25,922,623	$15,661,690	$1,011	—
Dividend Income from Affiliates	574,776	1,774,650	346,081	660,433	$362,295
Interest	—	—	—	—	14,182,319
Income from Securities Lending, Net	34,120	632,431	2,015,433	—	65,797
Total Investment Income	12,721,853	28,329,704	18,023,204	661,444	14,610,411
Fund Expenses
Investment Management Fees	1,979,094	2,172,679	3,327,779	—	643,560
Accounting Fees	28,016	28,067	29,885	1,532	23,724
Custodian Fees	17,276	81,791	415,109	502	4,348
Transfer Agent Fees
Institutional Class Shares	5,435	4,669	4,669	217	1,798
Shareholder Servicing Fees
Institutional Class Shares	142,661	94,897	90,757	5,458	42,836
Filing Fees
Institutional Class Shares	19,131	15,312	14,739	9,702	15,198
Shareholders' Reports
Institutional Class Shares	23,273	24,585	29,192	4,365	18,200
Directors'/Trustees' Fees & Expenses	9,605	8,291	8,166	360	3,124
CCO Fees	632	564	541	25	203
Professional Fees	11,806	11,443	49,274	293	3,868
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	—	11,704	—
Reflow Fees	25,745	49,188	—	—	—
Other	40,922	56,112	77,966	2,490	8,051
Total Fund Expenses	2,303,596	2,547,598	4,048,077	36,648	764,910
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	—	—	4,482	—
Fees Paid Indirectly (Note C)	—	80,079	—	—	—
Net Expenses	2,303,596	2,467,519	4,048,077	32,166	764,910
Net Investment Income (Loss)	10,418,257	25,862,185	13,975,127	629,278	13,845,501
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(15,369,351)	(4,942,624)	(13,604,720)[1]	—	(808,759)
Affiliated Investment Companies Shares Sold	(7,088)	(16,918)	(2,695)	27,037	(3,644)
Futures	—	93,524	—	1,378	—
Foreign Currency Transactions	—	(11,089)	(144,613)	—	(1,047,766)
In-Kind Redemptions	11,226,746	19,277,659	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	178,400,311	210,174,096	309,620,300 [2]	—	(8,094,343)
Affiliated Investment Companies Shares	(298)	(3,373)	—	8,524,154	—
Translation of Foreign Currency-Denominated Amounts	—	361,835	34,032	—	25,573
Forward Currency Contracts.	—	—	—	—	(1,312,527)
Net Realized and Unrealized Gain (Loss)	174,250,320	224,933,110	295,902,304	8,552,569	(11,241,466)
Net Increase (Decrease) in Net Assets Resulting from Operations	$184,668,577	$250,795,295	$309,877,431	$9,181,847	$2,604,035
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$336,177	$—	$—
[2]Including foreign capital gain taxes of:	$—	$—	$3,055,476	$—	$—
See accompanying Notes to Financial Statements.
226

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Social Core Equity 2 Portfolio		International Social Core Equity Portfolio		Emerging Markets Social Core Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,418,257	$20,354,571	$25,862,185	$48,520,015	$13,975,127	$39,464,247
Net Realized Gain (Loss) on:
Investment Securities Sold	(15,369,351)	655,933	(4,942,624)	5,826,294	(13,604,720)	53,109,554
Affiliated Investment Companies Shares Sold	(7,088)	2,074	(16,918)	2,587	(2,695)	1,993
Futures	—	355,246	93,524	(31,646)	—	51,908
Foreign Currency Transactions	—	—	(11,089)	153,421	(144,613)	(191,179)
In-Kind Redemptions	11,226,746	154,626,190	19,277,659	5,107,043	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	178,400,311	165,828,351	210,174,096	364,744,608	309,620,300	292,508,107
Affiliated Investment Companies Shares	(298)	—	(3,373)	(652)	—	(451)
Translation of Foreign Currency-Denominated Amounts	—	—	361,835	295,268	34,032	70,175
Net Increase (Decrease) in Net Assets Resulting from Operations	184,668,577	341,822,365	250,795,295	424,616,938	309,877,431	385,014,354
Distributions:
Institutional Class Shares	(8,729,794)	(18,915,735)	(28,719,656)	(57,275,661)	(20,891,000)	(55,625,025)
Capital Share Transactions (1):
Shares Issued	164,961,929	460,880,856	294,720,701	237,832,222	122,558,946	178,778,974
Shares Issued in Lieu of Cash Distributions	8,312,839	17,932,864	26,838,385	53,731,320	18,823,930	50,223,587
Shares Redeemed	(156,378,739)	(549,776,173)	(196,587,423)	(348,722,636)	(176,355,552)	(377,082,931)
Net Increase (Decrease) from Capital Share Transactions	16,896,029	(70,962,453)	124,971,663	(57,159,094)	(34,972,676)	(148,080,370)
Total Increase (Decrease) in Net Assets	192,834,812	251,944,177	347,047,302	310,182,183	254,013,755	181,308,959
Net Assets
Beginning of Period	2,187,710,469	1,935,766,292	1,812,484,248	1,502,302,065	1,845,413,834	1,664,104,875
End of Period	$2,380,545,281	$2,187,710,469	$2,159,531,550	$1,812,484,248	$2,099,427,589	$1,845,413,834
(1) Shares Issued and Redeemed:
Shares Issued	4,966,409	15,729,891	14,942,529	14,711,590	6,332,569	11,453,588
Shares Issued in Lieu of Cash Distributions	259,522	605,781	1,427,410	3,250,851	1,035,819	3,115,073
Shares Redeemed	(4,687,531)	(18,856,686)	(9,956,807)	(21,031,497)	(9,125,821)	(23,869,629)
Net Increase (Decrease) from Shares Issued and Redeemed	538,400	(2,521,014)	6,413,132	(3,069,056)	(1,757,433)	(9,300,968)
See accompanying Notes to Financial Statements.
227

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Global Social Core Equity Portfolio		DFA Social Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$629,278	$1,244,296	$13,845,501	$25,282,670
Net Realized Gain (Loss) on:
Investment Securities Sold	—	—	(808,759)	(3,398,367)
Affiliated Investment Companies Shares Sold	27,037	334,815	(3,644)	533
Futures	1,378	5,391	—	—
Foreign Currency Transactions	—	—	(1,047,766)	23,783
Forward Currency Contracts	—	—	—	1,050,016
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	(8,094,343)	17,148,475
Affiliated Investment Companies Shares	8,524,154	12,561,391	—	(790)
Translation of Foreign Currency-Denominated Amounts	—	—	25,573	(7,338)
Forward Currency Contracts	—	—	(1,312,527)	(104,807)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,181,847	14,145,893	2,604,035	39,994,175
Distributions:
Institutional Class Shares	(659,324)	(1,880,147)	(12,811,380)	(25,281,733)
Capital Share Transactions (1):
Shares Issued	11,493,915	11,349,438	85,149,710	151,058,711
Shares Issued in Lieu of Cash Distributions	655,018	1,865,966	12,539,574	24,786,009
Shares Redeemed	(6,013,198)	(5,801,809)	(74,654,267)	(101,650,943)
Net Increase (Decrease) from Capital Share Transactions	6,135,735	7,413,595	23,035,017	74,193,777
Total Increase (Decrease) in Net Assets	14,658,258	19,679,341	12,827,672	88,906,219
Net Assets
Beginning of Period	82,521,815	62,842,474	703,396,715	614,490,496
End of Period	$97,180,073	$82,521,815	$716,224,387	$703,396,715
(1) Shares Issued and Redeemed:
Shares Issued	631,382	724,417	9,194,984	16,481,296
Shares Issued in Lieu of Cash Distributions	37,776	120,137	1,357,173	2,696,431
Shares Redeemed	(325,575)	(375,535)	(8,076,298)	(11,102,399)
Net Increase (Decrease) from Shares Issued and Redeemed	343,583	469,019	2,475,859	8,075,328
See accompanying Notes to Financial Statements.
228

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$32.80	$27.97	$20.41	$19.94	$24.72	$16.94
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.30	0.30	0.29	0.28	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.57	4.81	7.68	1.06	(3.89)	7.78
Total from Investment Operations	2.73	5.11	7.98	1.35	(3.61)	8.05
Less Distributions:
Net Investment Income	(0.13)	(0.28)	(0.28)	(0.26)	(0.25)	(0.27)
Net Realized Gains	—	—	(0.14)	(0.62)	(0.92)	—
Total Distributions	(0.13)	(0.28)	(0.42)	(0.88)	(1.17)	(0.27)
Net Asset Value, End of Period	$35.40	$32.80	$27.97	$20.41	$19.94	$24.72
Total Return	8.37%(B)	18.39%	39.44%	6.85%	(15.22%)	47.73%
Net Assets, End of Period (thousands)	$2,380,545	$2,187,710	$1,935,766	$1,457,902	$1,408,766	$1,744,512
Ratio of Expenses to Average Net Assets	0.21%(C)	0.22%	0.22%	0.22%	0.21%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.21%(C)	0.22%	0.22%	0.22%	0.21%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.95%(C)	1.02%	1.16%	1.39%	1.29%	1.20%
Portfolio Turnover Rate	3%(B)	10%	8%	14%	14%	16%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
229

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Social Core Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$18.46	$14.84	$12.34	$11.16	$15.60	$11.49
Income from Investment Operations (A)
Net Investment Income (Loss)	0.25	0.47	0.43	0.41	0.41	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	2.23	3.72	2.54	1.12	(4.30)	4.09
Total from Investment Operations	2.48	4.19	2.97	1.53	(3.89)	4.46
Less Distributions:
Net Investment Income	(0.29)	(0.57)	(0.47)	(0.35)	(0.48)	(0.35)
Net Realized Gains	—	—	—	—	(0.07)	—
Total Distributions	(0.29)	(0.57)	(0.47)	(0.35)	(0.55)	(0.35)
Net Asset Value, End of Period	$20.65	$18.46	$14.84	$12.34	$11.16	$15.60
Total Return	13.60%(B)	28.72%	24.20%	13.59%	(25.40%)	38.96%
Net Assets, End of Period (thousands)	$2,159,532	$1,812,484	$1,502,302	$1,246,489	$1,137,761	$1,601,533
Ratio of Expenses to Average Net Assets	0.26%(C)	0.25%	0.27%	0.26%	0.27%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26%(C)	0.26%	0.27%	0.26%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.62%(C)	2.93%	2.99%	3.10%	3.09%	2.49%
Portfolio Turnover Rate	4%(B)	12%	15%	15%	24%	20%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
230

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$18.37	$15.16	$12.64	$11.36	$16.08	$13.18
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.37	0.35	0.37	0.38	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.97	3.36	2.60	1.32	(4.71)	2.87
Total from Investment Operations	3.11	3.73	2.95	1.69	(4.33)	3.20
Less Distributions:
Net Investment Income	(0.21)	(0.52)	(0.43)	(0.41)	(0.39)	(0.30)
Total Distributions	(0.21)	(0.52)	(0.43)	(0.41)	(0.39)	(0.30)
Net Asset Value, End of Period	$21.27	$18.37	$15.16	$12.64	$11.36	$16.08
Total Return	17.12%(B)	25.15%	23.50%	14.76%	(27.23%)	24.28%
Net Assets, End of Period (thousands)	$2,099,428	$1,845,414	$1,664,105	$1,350,974	$1,259,759	$1,714,154
Ratio of Expenses to Average Net Assets	0.43%(C)	0.44%	0.44%	0.43%	0.45%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.43%(C)	0.44%	0.44%	0.44%	0.45%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.47%(C)	2.35%	2.41%	2.77%	2.64%	2.00%
Portfolio Turnover Rate	8%(B)	11%	17%	21%	25%	22%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
231

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Global Social Core Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.35	$14.66	$11.19	$10.39	$13.29	$9.60
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.28	0.24	0.21	0.22	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	1.71	2.83	3.47	0.79	(2.82)	3.77
Total from Investment Operations	1.84	3.11	3.71	1.00	(2.60)	3.97
Less Distributions:
Net Investment Income	(0.13)	(0.28)	(0.24)	(0.20)	(0.24)	(0.19)
Net Realized Gains	(—)	(0.14)	—	—	(0.06)	(0.09)
Total Distributions	(0.13)	(0.42)	(0.24)	(0.20)	(0.30)	(0.28)
Net Asset Value, End of Period	$19.06	$17.35	$14.66	$11.19	$10.39	$13.29
Total Return	10.71%(B)	21.63%	33.33%	9.60%	(19.80%)	41.79%
Net Assets, End of Period (thousands)	$97,180	$82,522	$62,842	$46,340	$39,753	$70,243
Ratio of Expenses to Average Net Assets *(D)	0.32%(C)	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.33%(C)	0.34%	0.35%	0.36%	0.34%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.43%(C)	1.81%	1.72%	1.80%	1.87%	1.60%
Portfolio Turnover Rate	5%(B)	7%	16%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.25%(C)	0.26%	0.26%	0.26%	0.26%	0.28%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
232

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.31	$9.10	$8.55	$8.59	$10.55	$10.89
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.35	0.35	0.29	0.22	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.15)	0.22	0.54	(0.05)	(1.86)	(0.33)
Total from Investment Operations	0.03	0.57	0.89	0.24	(1.64)	(0.13)
Less Distributions:
Net Investment Income	(0.17)	(0.36)	(0.34)	(0.28)	(0.22)	(0.19)
Net Realized Gains	—	—	—	—	(0.10)	(0.02)
Total Distributions	(0.17)	(0.36)	(0.34)	(0.28)	(0.32)	(0.21)
Net Asset Value, End of Period	$9.17	$9.31	$9.10	$8.55	$8.59	$10.55
Total Return	0.27%(B)	6.33%	10.52%	2.74%	(15.92%)	(1.19%)
Net Assets, End of Period (thousands)	$716,224	$703,397	$614,490	$515,051	$465,668	$545,008
Ratio of Expenses to Average Net Assets	0.21%(C)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%(C)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.87%(C)	3.92%	3.85%	3.21%	2.26%	1.89%
Portfolio Turnover Rate	13%(B)	30%	26%	36%	27%	21%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
233

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund” or "IDG") is an open-end management investment companywhose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors.  The Fund offers one hundred and three operational portfolios as of April 30, 2026, five of which, U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, and DFA Social Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of April 30, 2026, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/2026
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	1%
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the DFA Social Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally
234

will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities held by U.S. Social Core Equity 2 Portfolio and International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy except with respect to the Short Term Series, as noted above.
235

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Social Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios and DFA Social Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Social Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain,respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
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The International Equity Portfolios and DFA Social Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios and DFA Social Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Emerging Markets Social Core Equity Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
5. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio.  As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.
For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Social Core Equity 2 Portfolio	0.18%
International Social Core Equity Portfolio	0.22%
Emerging Markets Social Core Equity Portfolio	0.35%
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2027. The Fee Waiver Agreements may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—
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Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—
Global Social Core Equity Portfolio (3)	0.34%	$11,704	$4,482
DFA Social Fixed Income Portfolio (2)	0.27%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation
Amount”).

(3) The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of a class of the Global Social Core Equity
Portfolio to the extent necessary to limit the ordinary operating expenses of the class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2026, expenses reduced were as follows:
Fees Paid Indirectly
International Social Core Equity Portfolio	$80,079
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
U.S. Social Core Equity 2 Portfolio	$9,579
International Social Core Equity Portfolio	8,205
Emerging Markets Social Core Equity Portfolio	15,205
Global Social Core Equity Portfolio	395
DFA Social Fixed Income Portfolio	3,147

238

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the equity portfolios):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$106,338,070	$67,527,396
International Social Core Equity Portfolio	—	—	219,678,271	75,406,149
Emerging Markets Social Core Equity Portfolio	—	—	150,676,691	194,012,798
Global Social Core Equity Portfolio	—	—	10,832,520	4,732,931
DFA Social Fixed Income Portfolio	$83,118,795	$65,817,896	56,760,634	25,774,746
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$29,431,596	$136,902,568	$123,873,981	$(7,088)	$(298)	$42,452,797	3,670,800	$574,776	—
Total	$29,431,596	$136,902,568	$123,873,981	$(7,088)	$(298)	$42,452,797		$574,776	—
International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$72,787,321	$288,270,454	$249,471,552	$(16,918)	$(3,373)	$111,565,932	9,646,860	$1,774,650	—
Total	$72,787,321	$288,270,454	$249,471,552	$(16,918)	$(3,373)	$111,565,932		$1,774,650	—
Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$14,854,873	$69,050,968	$67,491,225	$(2,695)	—	$16,411,921	1,419,103	$346,081	—
Total	$14,854,873	$69,050,968	$67,491,225	$(2,695)	—	$16,411,921		$346,081	—
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	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$51,969,540	$5,898,348	$2,487,232	$49,890	$4,335,694	$59,766,240	1,688,312	$216,060	—
International Social Core Equity Portfolio	20,700,482	2,926,833	1,228,993	(9,881)	2,515,398	24,903,839	1,206,581	330,241	—
Emerging Markets Social Core Equity Portfolio	9,807,133	2,007,339	1,016,706	(12,972)	1,673,062	12,457,856	585,701	114,132	—
Total	$82,477,155	$10,832,520	$4,732,931	$27,037	$8,524,154	$97,127,935		$660,433	—
DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$20,250,912	$72,219,338	$80,942,205	$(3,644)	—	$11,524,401	996,490	$362,295	—
Total	$20,250,912	$72,219,338	$80,942,205	$(3,644)	—	$11,524,401		$362,295	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the year ended October 31, 2024 and October 31, 2025 were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio
2024	$19,790,507	$10,270,094	$30,060,601
2025	18,915,735	—	18,915,735
International Social Core Equity Portfolio
2024	46,900,811	—	46,900,811
2025	57,275,661	—	57,275,661
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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Social Core Equity Portfolio
2024	$46,325,623	—	$46,325,623
2025	55,625,025	—	55,625,025
Global Social Core Equity Portfolio
2024	1,071,011	—	1,071,011
2025	1,701,385	$178,761	1,880,146
DFA Social Fixed Income Portfolio
2024	21,968,827	—	21,968,827
2025	25,281,733	—	25,281,733

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	—	—	$(4,174,881)	$1,218,189,452	$1,214,014,571
International Social Core Equity Portfolio	$21,362,382	—	(35,093,613)	675,921,485	662,190,254
Emerging Markets Social Core Equity Portfolio	14,038,780	—	(20,505,521)	676,271,513	669,804,772
Global Social Core Equity Portfolio	32,481	—	—	27,242,454	27,274,935
DFA Social Fixed Income Portfolio	1,790,824	—	(40,137,916)	(10,143,545)	(48,490,637)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the following Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
U.S. Social Core Equity 2 Portfolio	$4,174,881
International Social Core Equity Portfolio	35,093,613
Emerging Markets Social Core Equity Portfolio	20,505,521
DFA Social Fixed Income Portfolio	40,137,916
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes amounts:
U.S. Social Core Equity 2 Portfolio	$987,363
International Social Core Equity Portfolio	1,713,830
Emerging Markets Social Core Equity Portfolio	51,417,624

241

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$1,026,184,818	$1,411,099,737	$(14,460,705)	$1,396,639,032
International Social Core Equity Portfolio	1,357,303,463	946,977,943	(27,993,866)	918,984,077
Emerging Markets Social Core Equity Portfolio	1,120,525,015	1,112,487,299	(61,764,729)	1,050,722,570
Global Social Core Equity Portfolio	61,405,669	35,818,229	—	35,818,229
DFA Social Fixed Income Portfolio	737,037,625	5,971,964	(24,349,940)	(18,377,976)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.
3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge
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U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.
The U.S. Social Core Equity 2 Portfolio, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 :
	Forward Currency Contracts*	Futures**
International Social Core Equity Portfolio	$ —	$1,980,439
DFA Social Fixed Income Portfolio	97,144,923	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)
DFA Social Fixed Income Portfolio	$83,862	$83,862

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (2)
DFA Social Fixed Income Portfolio	$(597,392)	$(597,392)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts *,(1)
International Social Core Equity Portfolio	$93,524	$93,524
Global Social Core Equity Portfolio	1,378	1,378

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (2)
DFA Social Fixed Income Portfolio	$(1,312,527)	$(1,312,527)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of April 30, 2026, there were no futures contracts outstanding. During the six months ended April 30, 2026, the Portfolios had limited activity in futures contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
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The following table presents each Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Social Fixed Income Portfolio
Australia and New Zealand Bank	—	—	—	—	—
Citibank, N.A.	$20,271	$(20,271)	—	—	—
Societe Generale	—	—	—	—	—
Royal Bank of Canada	54,466	(54,466)	—	—	—
Bank of New York Mellon	—	—	—	—	—
UBS AG	—	—	—	—	—
State Street Bank and Trust	9,125	(9,125)	—	—	—
Total	$83,862	$(83,862)	—	—	—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Social Fixed Income Portfolio
Australia and New Zealand Bank	$174,440	—	—	—	$174,440
Citibank, N.A.	79,356	$(20,271)	—	—	59,085
Societe Generale	148,133	—	—	—	148,133
Royal Bank of Canada	81,000	(54,466)	—	—	26,534
Bank of New York Mellon	12,243	—	—	—	12,243
UBS AG	93,041	—	—	—	93,041
State Street Bank and Trust	9,179	(9,125)	—	—	54
Total	$597,392	$(83,862)	—	—	$513,530

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
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For the six months ended April 30, 2026, borrowings by the following Portfolios under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
U.S. Social Core Equity 2 Portfolio	4.39%	$253,900	1	$31	$253,900	—
Emerging Markets Social Core Equity Portfolio	4.43%	4,144,723	26	13,174	17,202,600	—
Global Social Core Equity Portfolio	4.52%	610,650	2	150	1,058,700	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Portfolios under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$28,061,095	$21,454,953	$(3,759,704)
International Social Core Equity Portfolio	14,713,850	9,932,129	(2,936,065)
Emerging Markets Social Core Equity Portfolio	1,402,813	866,076	(1,198,789)
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J. Securities Lending:
As of April 30, 2026, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received  non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
International Social Core Equity Portfolio	$41,379,009
Emerging Markets Social Core Equity Portfolio	133,582,185

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
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L. In-Kind Redemptions:
During the six months ended April 30, 2026, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:
U.S. Social Core Equity 2 Portfolio	$11,226,746
International Social Core Equity Portfolio	19,277,659

M. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker (“CODM”). Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
U.S. Social Core Equity 2 Portfolio	3	73%	0%
International Social Core Equity Portfolio	3	57%	0%
Emerging Markets Social Core Equity Portfolio	3	54%	0%
Global Social Core Equity Portfolio	6	93%	23%
DFA Social Fixed Income Portfolio	4	81%	7%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by
248

standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the six months ended ended April 30, 2026, the following Portfolios’ activity in the program was as follows:
	Value of Purchases	Service Fees
U.S. Social Core Equity 2 Portfolio	$18,389,335	$25,745
International Social Core Equity Portfolio	35,134,115	49,188
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
249

250

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
251

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
252

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
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Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements.  Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including:  (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports.  The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
254

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
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DFA-043026-005S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of April 30, 2026.
Δ	Zero Coupon Security.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (10.2%)
	Alphabet, Inc. (GOOG US), Class C	481,017	$183,719,633
	Alphabet, Inc. (GOOGL US), Class A	630,034	242,437,083
*	AST SpaceMobile, Inc.	3,426	253,181
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	505	26,725
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	10,180	502,994
*	Bandwidth, Inc., Class A	7,440	273,866
*	Boston Omaha Corp., Class A	8,500	102,170
*	Bumble, Inc., Class A	13,374	55,502
*	Cargurus, Inc.	21,971	801,063
*	Cars.com, Inc.	30,681	337,184
#*	Charter Communications, Inc., Class A	11,688	1,930,507
	Comcast Corp., Class A	460,984	12,465,007
	CuriosityStream, Inc.	3,476	10,949
*	EW Scripps Co., Class A	1,353	6,481
	Fox Corp. (FOX US), Class B	72,852	4,154,021
	Fox Corp. (FOXA US), Class A	74,230	4,712,863
*	Gaia, Inc.	6,513	20,386
*	GCI Liberty, Inc. (GLBKV US), Class C	4,296	147,138
*	GCI Liberty, Inc. (GLIBA US), Class A	695	24,228
	Gray Media, Inc. GTN US	33,919	191,303
*	Grindr, Inc.	7,689	102,802
*	Harte Hanks, Inc.	2,751	7,620
*	IMAX Corp.	12,634	480,345
	Iridium Communications, Inc.	35,938	1,404,098
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	IZEA Worldwide, Inc.	3,667	$15,035
	John Wiley & Sons, Inc. (WLY US), Class A	21,080	862,804
*	Liberty Broadband Corp. (LBRDA US), Class A	3,091	118,787
*	Liberty Broadband Corp. (LBRDK US), Class C	19,883	765,297
*	Liberty Global Ltd. (LBTYA US), Class A	58,503	677,465
*	Liberty Global Ltd. (LBTYK US), Class C	57,234	649,034
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	7,908	626,314
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	77,162	6,632,074
*	Lionsgate Studios Corp.	9,320	115,941
#*	Live Nation Entertainment, Inc.	37,641	5,945,019
*	Magnite, Inc.	62,773	804,436
	Match Group, Inc.	73,418	2,747,301
*	MediaAlpha, Inc., Class A	9,124	77,645
	Meta Platforms, Inc., Class A	394,883	241,632,856
#*	Motorsport Games, Inc., Class A	3,512	15,102
*	Netflix, Inc.	590,603	55,286,347
	New York Times Co., Class A	49,129	3,882,665
#	News Corp. (NWS US), Class B	49,496	1,508,638
	News Corp. (NWSA US), Class A	95,450	2,512,244
	Nexstar Media Group, Inc.	15,446	3,214,930
*»	Old Market Capital Corp.	2,510	10,542

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Omnicom Group, Inc.	107,524	$8,249,241
#	Paramount Skydance Corp., Class B	29,423	301,291
*	PubMatic, Inc., Class A	18,740	183,277
*	QuinStreet, Inc.	17,179	219,204
*	Reddit, Inc., Class A	25,174	3,706,368
*	Reservoir Media, Inc.	7,410	74,545
*	ROBLOX Corp., Class A	38,058	2,103,085
*	Roku, Inc.	20,317	2,368,149
#	Scholastic Corp.	8,517	343,746
	Shutterstock, Inc.	13,380	216,355
	Sinclair, Inc.	21,618	336,160
	Sirius XM Holdings, Inc.	135,688	3,655,435
*	Sphere Entertainment Co.	8,869	1,263,389
*	Spotify Technology SA	21,644	9,665,128
*	Stagwell, Inc.	94,859	594,766
*	Starz Entertainment Corp.	621	11,389
*	Take-Two Interactive Software, Inc.	20,495	4,381,011
*	TechTarget, Inc.	6,809	39,084
	TKO Group Holdings, Inc.	5,270	980,694
	T-Mobile U.S., Inc.	6,172	1,206,626
	Townsquare Media, Inc., Class A	1,706	11,021
*	Trade Desk, Inc., Class A	18,531	437,146
*	Travelzoo	800	7,832
	Verizon Communications, Inc.	315,488	15,152,889
*	Versant Media Group, Inc.	14,573	585,689
	Walt Disney Co.	106,204	11,018,665
*	Warner Bros Discovery, Inc.	515,260	13,937,783
	Warner Music Group Corp., Class A	51,590	1,458,449
	Zedge, Inc., Class B	148	493
*	Ziff Davis, Inc.	16,260	744,058
*	ZoomInfo Technologies, Inc.	69,800	436,250
TOTAL COMMUNICATION SERVICES			865,956,843
CONSUMER DISCRETIONARY — (11.8%)
#*	1-800-Flowers.com, Inc., Class A	16,230	57,454
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	1stdibs.com, Inc.	2,009	$9,302
*	Abercrombie & Fitch Co., Class A	22,043	1,881,370
	Academy Sports & Outdoors, Inc.	26,952	1,478,048
	Acushnet Holdings Corp.	25,706	2,488,855
*	Adient PLC	34,853	733,656
	ADT, Inc.	322,659	2,429,622
#	Advance Auto Parts, Inc.	6,404	381,102
*	Airbnb, Inc., Class A	51,430	7,218,715
*	Amazon.com, Inc.	1,056,838	280,125,480
	American Eagle Outfitters, Inc.	60,990	1,062,446
*	American Public Education, Inc.	7,366	428,333
*	Aptiv PLC	66,786	4,024,524
	Aramark	81,890	3,741,554
	Arko Corp.	17,678	116,675
*	Asbury Automotive Group, Inc.	8,704	1,772,918
	Autoliv, Inc.	19,475	2,257,737
#*	AutoNation, Inc.	21,551	4,577,001
*	AutoZone, Inc.	2,100	7,778,463
	Bassett Furniture Industries, Inc.	1,000	14,580
	Bath & Body Works, Inc.	54,476	1,059,013
*	Beazer Homes USA, Inc.	18,837	406,691
	Best Buy Co., Inc.	120,575	7,293,582
#*	Birkenstock Holding PLC	42,779	1,657,258
	Booking Holdings, Inc.	150,125	25,275,045
*	Boot Barn Holdings, Inc.	9,299	1,594,314
	BorgWarner, Inc.	84,482	4,812,940
*»	Bowl America, Inc.	348	0
*	Bright Horizons Family Solutions, Inc.	7,910	641,580
	Brightstar Lottery PLC	41,844	549,412
	Brunswick Corp.	16,189	1,286,216
	Buckle, Inc.	25,048	1,392,919
	Build-A-Bear Workshop, Inc.	10,909	402,978
*	Burlington Stores, Inc.	17,138	5,484,331
	Caleres, Inc.	13,712	179,627
*	Callaway Golf Co.	46,795	715,963
*	Capri Holdings Ltd.	37,998	741,341
*	CarMax, Inc.	31,377	1,233,430
	Carriage Services, Inc.	8,915	437,726
	Carter's, Inc.	16,414	592,874
*	Carvana Co.	16,074	6,362,089

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cato Corp., Class A	3,809	$10,932
*	Cavco Industries, Inc.	3,476	1,762,332
	Century Communities, Inc.	13,750	770,275
*	Champion Homes, Inc.	25,230	1,923,283
#	Cheesecake Factory, Inc.	7,807	490,826
*	Chewy, Inc., Class A	43,106	1,095,755
*	Chipotle Mexican Grill, Inc.	125,350	4,260,646
#	Choice Hotels International, Inc.	3,377	334,593
*	Citi Trends, Inc.	3,888	189,384
	Clarus Corp.	39,100	101,856
	Columbia Sportswear Co.	16,460	1,002,743
#*	Coupang, Inc.	217,978	4,355,200
#*	Coursera, Inc.	96,523	574,312
*	Covista, Inc.	18,778	2,163,601
	Cricut, Inc., Class A	25,400	109,474
*	Crocs, Inc.	16,749	1,708,063
	Crown Crafts, Inc.	3,805	10,388
	Dana, Inc.	31,504	1,148,321
*	Deckers Outdoor Corp.	83,323	8,515,611
	Designer Brands, Inc., Class A	23,730	177,975
*	Destination XL Group, Inc.	38,187	23,573
	Dick's Sporting Goods, Inc.	19,380	4,397,710
	Dillard's, Inc., Class A	4,648	2,645,735
	Domino's Pizza, Inc.	4,337	1,472,065
*	DoorDash, Inc., Class A	61,945	10,447,024
*	Dorman Products, Inc.	9,889	1,112,611
	DR Horton, Inc.	102,854	15,825,116
*	Driven Brands Holdings, Inc.	47,151	639,839
*	Duluth Holdings, Inc., Class B	13,286	43,844
	eBay, Inc.	127,088	13,151,066
	Escalade, Inc.	1,044	19,523
	Ethan Allen Interiors, Inc.	5,588	119,248
*	Etsy, Inc.	41,614	2,677,445
	Expedia Group, Inc.	46,879	11,643,337
*	Figs, Inc., Class A	69,298	1,036,698
*	Five Below, Inc.	17,211	4,055,944
	Flanigan's Enterprises, Inc.	8	257
	Flexsteel Industries, Inc.	1,661	91,853
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Floor & Decor Holdings, Inc., Class A	24,156	$1,169,150
*	Flutter Entertainment PLC	42,021	4,535,327
	Ford Motor Co.	936,036	11,307,315
*	Fossil Group, Inc.	2,445	10,831
*	Fox Factory Holding Corp.	7,792	138,308
*	Frontdoor, Inc.	26,306	1,805,381
*	Funko, Inc., Class A	29,673	130,858
#*	GameStop Corp., Class A	179,109	4,468,770
	Gap, Inc.	178,553	4,390,618
	Garmin Ltd.	38,021	9,548,594
	Garrett Motion, Inc.	65,245	1,670,924
	General Motors Co.	305,949	23,524,419
*	Genesco, Inc.	4,834	171,559
	Gentex Corp.	21,558	498,205
*	Gentherm, Inc.	11,996	361,080
	Genuine Parts Co.	43,526	4,667,293
*	GigaCloud Technology, Inc., Class A	8,997	400,277
	G-III Apparel Group Ltd.	28,510	889,227
*	Global Business Travel Group I	55,801	326,994
	Gold.com, Inc.	6,345	286,731
	Graham Holdings Co., Class B	729	818,310
*	Grand Canyon Education, Inc.	6,565	1,109,945
*	Green Brick Partners, Inc.	19,788	1,334,503
	Group 1 Automotive, Inc.	7,038	2,511,651
	H&R Block, Inc.	28,803	913,919
	Hamilton Beach Brands Holding Co., Class A	2,900	60,349
	Harley-Davidson, Inc.	23,042	550,473
	Hasbro, Inc.	60,544	5,802,537
*	Helen of Troy Ltd.	7,531	174,343
	Home Depot, Inc.	150,237	49,397,926
	Hooker Furnishings Corp.	4,239	51,504
*	Hovnanian Enterprises, Inc., Class A	1,200	134,928
	Installed Building Products, Inc.	5,234	1,510,271
	J Jill, Inc.	1,391	17,721
	JAKKS Pacific, Inc.	6,498	141,396
	Johnson Outdoors, Inc., Class A	4,369	229,940

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	KB Home	39,227	$2,078,639
	Kohl's Corp.	49,960	707,933
	Kontoor Brands, Inc.	20,717	1,519,799
*	Koss Corp.	2,113	9,149
	Krispy Kreme, Inc.	30,400	119,776
*	Lands' End, Inc.	14,743	166,448
	Las Vegas Sands Corp.	85,195	4,652,499
*	Latham Group, Inc.	24,401	148,114
*	Laureate Education, Inc.	45,531	1,370,255
	La-Z-Boy, Inc.	16,027	556,778
	LCI Industries	9,530	1,136,167
	Lear Corp.	20,628	2,622,438
*	Legacy Education, Inc.	1,404	15,233
*	Legacy Housing Corp.	4,151	90,284
	Lennar Corp. (LEN US), Class A	86,175	7,781,602
#	Lennar Corp. (LENB US), Class B	7,023	620,693
	Levi Strauss & Co., Class A	38,009	846,841
*	LGI Homes, Inc.	8,206	401,848
*	Liberty Live Holdings, Inc., Class A	5,315	484,781
*	Liberty Live Holdings, Inc., Class C	12,804	1,198,454
	Lifetime Brands, Inc.	8,691	58,664
*	Lincoln Educational Services Corp.	6,441	264,983
	Lithia Motors, Inc.	12,408	3,599,809
*	Live Ventures, Inc.	1,033	13,904
	LKQ Corp.	67,233	2,123,218
*	Lovesac Co.	2,208	34,908
	Lowe's Cos., Inc.	58,073	13,867,252
*	Lululemon Athletica, Inc.	46,637	6,421,915
*	M/I Homes, Inc.	4,720	620,633
	Macy's, Inc.	128,957	2,521,109
*	Malibu Boats, Inc., Class A	5,777	147,891
	Marine Products Corp.	15,321	121,342
*	MarineMax, Inc.	10,336	297,057
*	MasterCraft Boat Holdings, Inc.	8,081	188,691
*	Mattel, Inc.	69,538	1,048,633
	Matthews International Corp., Class A	1,893	54,026
	McDonald's Corp.	77,561	22,771,134
	Meritage Homes Corp.	14,026	944,511
*	MGM Resorts International	39,579	1,541,206
*	Mister Car Wash, Inc.	35,860	253,889
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Motorcar Parts of America, Inc.	1,259	$14,126
	Movado Group, Inc.	6,505	177,196
*	National Vision Holdings, Inc.	20,009	464,609
	Newell Brands, Inc.	93,600	381,888
	NIKE, Inc., Class B	320,061	14,197,906
*	NVR, Inc.	1,322	8,349,580
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	1,610,297
	OneSpaWorld Holdings Ltd.	17,156	423,067
*	O'Reilly Automotive, Inc.	55,155	5,482,407
#	Oxford Industries, Inc.	6,265	268,393
#	Papa John's International, Inc.	4,979	180,190
	Penske Automotive Group, Inc.	34,465	5,911,437
	Perdoceo Education Corp.	15,526	526,952
*	Petco Health & Wellness Co., Inc.	94,143	267,366
	Phinia, Inc.	14,709	1,061,254
*	Planet Fitness, Inc., Class A	12,454	830,308
	Polaris, Inc.	9,429	624,860
	Pool Corp.	9,511	2,028,887
	PulteGroup, Inc.	65,385	8,000,509
	PVH Corp.	17,501	1,600,291
	Ralph Lauren Corp.	20,708	7,426,717
*	Rave Restaurant Group, Inc.	2,343	6,490
*	Revolve Group, Inc.	13,079	332,861
#*	Rivian Automotive, Inc., Class A	208,770	3,423,828
	Rocky Brands, Inc.	2,430	89,108
	Ross Stores, Inc.	65,800	14,988,582
*	Sally Beauty Holdings, Inc.	54,151	767,861
*	Savers Value Village, Inc.	23,982	202,648
	Service Corp. International	25,823	2,092,438
*	Shake Shack, Inc., Class A	6,004	615,170
#*	SharkNinja, Inc.	75,419	8,713,157
	Shoe Carnival, Inc.	8,969	166,106
	Signet Jewelers Ltd.	19,084	1,699,049
*	Sleep Number Corp.	524	1,577
*	Solid Power, Inc.	67,134	231,612
	Somnigroup International, Inc.	77,621	5,888,329

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Sonic Automotive, Inc., Class A	13,945	$1,098,169
*	Sonos, Inc.	54,841	813,292
	Standard Motor Products, Inc.	9,214	344,327
	Steven Madden Ltd.	34,385	1,291,501
*	Stitch Fix, Inc., Class A	34,691	126,275
*	Stoneridge, Inc.	1,607	11,249
	Strategic Education, Inc.	6,179	484,434
*	Strattec Security Corp.	1,397	105,138
*	Stride, Inc.	4,260	413,902
	Superior Group of Cos., Inc.	1,227	13,841
*	Sweetgreen, Inc., Class A	12,368	85,092
*	Sypris Solutions, Inc.	3,135	10,440
	Tapestry, Inc.	124,113	18,001,350
*	Taylor Morrison Home Corp.	76,979	4,675,704
*	Tesla, Inc.	207,066	79,022,598
	Texas Roadhouse, Inc.	7,056	1,135,945
	Thor Industries, Inc.	23,995	1,896,565
	TJX Cos., Inc.	174,974	27,427,174
	Toll Brothers, Inc.	45,066	6,405,681
*	TopBuild Corp.	7,132	3,157,336
	Tractor Supply Co.	163,238	5,729,654
	Travel & Leisure Co.	11,173	722,446
*	Ulta Beauty, Inc.	17,345	9,322,591
*	Under Armour, Inc. (UA US), Class C	118,012	716,333
*	Under Armour, Inc. (UAA US), Class A	93,889	590,562
*	Universal Technical Institute, Inc.	9,978	374,474
	Upbound Group, Inc.	20,599	407,036
*	Urban Outfitters, Inc.	51,997	3,657,469
#*	Valvoline, Inc.	53,398	1,774,416
*	Versigent PLC	22,262	778,502
	VF Corp.	121,414	2,298,367
*	Victoria's Secret & Co.	39,574	2,051,120
*	Vince Holding Corp.	3,674	18,333
	Visteon Corp.	11,338	1,266,568
*	Warby Parker, Inc., Class A	26,595	588,281
*	Wayfair, Inc., Class A	53,913	3,446,658
#	Wendy's Co.	29,492	205,264
	Weyco Group, Inc.	3,454	113,947
#	Whirlpool Corp.	4,046	226,819
	Williams-Sonoma, Inc.	39,117	7,088,392
#	Wingstop, Inc.	7,072	1,160,232
#	Winmark Corp.	1,273	484,364
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winnebago Industries, Inc.	14,035	$457,681
*	YETI Holdings, Inc.	50,186	1,980,340
	Yum! Brands, Inc.	35,187	5,617,605
*	Zumiez, Inc.	9,315	228,870
TOTAL CONSUMER DISCRETIONARY			1,000,163,098
CONSUMER STAPLES — (4.5%)
#	Albertsons Cos., Inc., Class A	162,402	2,736,474
	Andersons, Inc.	1,300	102,102
*	AXIL Brands, Inc.	2,069	13,945
	B&G Foods, Inc.	40,841	226,259
*	BellRing Brands, Inc.	13,516	240,585
*	BJ's Wholesale Club Holdings, Inc.	50,479	4,739,473
*	Boston Beer Co., Inc. , Class A	2,721	644,986
#	Brown-Forman Corp. (BF/A US), Class A	8,608	226,218
#	Brown-Forman Corp. (BFB US), Class B	62,601	1,613,228
	Bunge Global SA	56,573	7,188,731
	Calavo Growers, Inc.	6,792	191,263
	Casey's General Stores, Inc.	10,909	8,968,834
*	Central Garden & Pet Co. (CENT US)	1,055	39,056
*	Central Garden & Pet Co. (CENTA US), Class A	22,013	738,756
*	Chefs' Warehouse, Inc.	14,792	1,147,859
	Church & Dwight Co., Inc.	73,104	7,095,474
	Clorox Co.	20,581	1,984,832
	Coca-Cola Co.	464,099	36,552,437
	Coca-Cola Consolidated, Inc.	12,120	2,485,448
	Coffee Holding Co., Inc.	695	3,232
	Colgate-Palmolive Co.	126,542	10,801,625
	Constellation Brands, Inc., Class A	34,963	5,474,507
*	Coty, Inc., Class A	368,905	907,506
	Dollar General Corp.	83,296	9,652,340
*	Dollar Tree, Inc.	74,625	7,246,834
	Edgewell Personal Care Co.	8,392	189,240
#*	elf Beauty, Inc.	25,460	1,628,676
	Estee Lauder Cos., Inc., Class A	80,274	6,157,819

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*††	Fresh Market, Inc.	1,517	$0
*	Freshpet, Inc.	8,577	577,918
	General Mills, Inc.	118,564	4,186,495
*	Grocery Outlet Holding Corp.	2,402	19,000
*	Herbalife Ltd.	47,289	784,997
	Hershey Co.	34,447	6,398,186
*	HF Foods Group, Inc.	4,268	8,237
*	Honest Co., Inc.	53,203	186,210
	Ingles Markets, Inc., Class A	5,503	503,359
	Interparfums, Inc.	13,820	1,260,660
	J&J Snack Foods Corp.	4,082	360,277
	J.M. Smucker Co.	36,681	3,595,838
	John B Sanfilippo & Son, Inc.	3,357	274,569
	Kenvue, Inc.	334,206	5,858,631
	Keurig Dr. Pepper, Inc.	172,862	5,082,143
	Kraft Heinz Co.	198,374	4,495,155
	Kroger Co.	220,174	14,987,244
*	Lifeway Foods, Inc.	1,321	35,456
	Limoneira Co.	4,494	57,209
*	Mama's Creations, Inc.	2,572	36,497
*	Mannatech, Inc.	805	3,550
*	Maplebear, Inc.	85,372	3,615,504
	Marzetti Co.	4,588	597,725
	McCormick & Co., Inc. (MKC US)	88,760	4,512,558
	McCormick & Co., Inc. (MKC/V US)	400	20,248
*	Mission Produce, Inc.	23,539	326,251
	Mondelez International, Inc., Class A	112,626	6,919,741
*	Monster Beverage Corp.	250,095	19,274,822
*	National Beverage Corp.	13,927	476,582
	Natural Grocers by Vitamin Cottage, Inc.	9,071	262,696
*	Nature's Sunshine Products, Inc.	6,479	175,970
	PepsiCo, Inc.	127,055	20,136,947
	PriceSmart, Inc.	12,402	1,946,122
	Procter & Gamble Co.	234,524	34,496,135
*	Simply Good Foods Co.	12,695	169,732
	Spectrum Brands Holdings, Inc.	7,473	617,270
*	Sprouts Farmers Market, Inc.	54,647	4,472,857
	Sysco Corp.	113,091	8,449,029
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Target Corp.	161,423	$20,944,634
*	U.S. Foods Holding Corp.	98,589	9,217,086
*	United Natural Foods, Inc.	32,700	1,635,654
*	USANA Health Sciences, Inc.	10,221	194,710
	Village Super Market, Inc., Class A	2,601	112,077
*	Vita Coco Co., Inc.	9,142	603,281
*	Vital Farms, Inc.	15,995	218,332
	Walmart, Inc.	546,792	72,138,269
	WD-40 Co.	5,797	1,217,138
	Weis Markets, Inc.	12,178	854,652
TOTAL CONSUMER STAPLES			381,315,392
ENERGY — (2.0%)
	Archrock, Inc.	156,925	6,080,844
	Baker Hughes Co.	291,263	20,292,293
	Bristow Group, Inc.	15,428	757,978
	Cactus, Inc., Class A	26,090	1,453,735
#*	Centrus Energy Corp., Class A	8,197	1,729,239
*	Clean Energy Fuels Corp.	45,500	104,650
	Core Laboratories, Inc.	8,418	123,324
*	CVR Energy, Inc.	12,146	402,518
	Delek U.S. Holdings, Inc.	1,568	73,053
*	DMC Global, Inc.	17,800	110,004
	Energy Services of America Corp.	5,812	98,804
*	Expro Group Holdings NV	61,571	1,121,208
*	Forum Energy Technologies, Inc.	10,231	643,223
*	Geospace Technologies Corp.	3,600	32,940
*	Green Plains, Inc.	6,344	110,259
	Halliburton Co.	266,460	11,271,258
*	Helix Energy Solutions Group, Inc.	101,210	1,047,523
	Helmerich & Payne, Inc.	14,572	588,417
	HF Sinclair Corp.	40,382	2,714,074
*	Innovex International, Inc.	38,111	1,058,342
	Kodiak Gas Services, Inc.	53,768	3,645,470
	Marathon Petroleum Corp.	35,719	8,868,671

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Nabors Industries Ltd.	2,293	$235,285
*	National Energy Services Reunited Corp.	36,850	919,039
	Natural Gas Services Group, Inc.	14,200	577,798
*	NCS Multistage Holdings, Inc.	500	27,335
	NOV, Inc.	191,361	3,915,246
*	Oceaneering International, Inc.	72,468	2,720,449
*	Oil States International, Inc.	58,080	666,758
	ONEOK, Inc.	56,568	5,230,277
	Patterson-UTI Energy, Inc.	135,462	1,655,346
	PBF Energy, Inc., Class A	26,409	1,145,094
	Phillips 66	44,732	8,013,738
*	ProFrac Holding Corp., Class A	10,381	78,273
	Ranger Energy Services, Inc., Class A	2,845	49,674
*	REX American Resources Corp.	23,764	1,152,554
	RPC, Inc.	50,764	400,020
*	Seadrill Ltd.	14,716	731,238
	Select Water Solutions, Inc.	66,543	1,113,264
	SLB Ltd.	448,688	25,521,373
	Smart Sand, Inc.	4,157	22,905
	Solaris Energy Infrastructure, Inc.	20,314	1,499,986
*	Stabilis Solutions, Inc.	1,422	6,044
	TechnipFMC PLC	273,545	20,671,796
*	TETRA Technologies, Inc.	73,498	699,701
#	Texas Pacific Land Corp.	22,419	9,946,638
*	Transocean Ltd.	156,933	1,070,283
*	Valaris Ltd.	15,509	1,581,608
	Valero Energy Corp.	60,835	15,365,704
	Weatherford International PLC	45,124	4,979,433
	World Kinect Corp.	42,047	1,134,008
TOTAL ENERGY			173,458,694
FINANCIALS — (16.7%)
	1st Source Corp.	11,484	844,419
	Acadian Asset Management, Inc.	11,112	748,393
	ACNB Corp.	674	34,165
		Shares	Value†
FINANCIALS — (Continued)
	Affiliated Managers Group, Inc.	18,294	$5,390,693
*	Affinity Bancshares, Inc.	498	11,165
*	Affirm Holdings, Inc.	78,448	5,042,637
	Aflac, Inc.	151,527	17,224,074
	Alerus Financial Corp.	750	20,205
	Allstate Corp.	63,919	13,887,042
	Ally Financial, Inc.	131,532	5,838,705
*	AlTi Global, Inc.	3,745	13,257
	Amalgamated Financial Corp.	20,564	840,656
	Amerant Bancorp, Inc.	14,313	328,770
	American Coastal Insurance Corp.	1,774	21,111
	American Express Co.	93,741	30,283,030
	American Financial Group, Inc.	36,667	4,886,611
	American International Group, Inc.	167,709	12,544,633
	Ameriprise Financial, Inc.	33,896	16,093,482
	Ameris Bancorp	26,226	2,235,767
	AMERISAFE, Inc.	7,337	222,311
	AmeriServ Financial, Inc.	3,000	11,880
	Ames National Corp.	1,387	39,086
	Aon PLC, Class A	40,541	12,634,603
	Apollo Global Management, Inc.	134,807	17,352,357
*	Arch Capital Group Ltd.	105,453	9,961,090
#	ARES Management Corp., Class A	19,661	2,308,201
	Arrow Financial Corp.	6,059	223,274
	Arthur J Gallagher & Co.	28,913	5,967,643
#	Artisan Partners Asset Management, Inc., Class A	29,001	1,085,797
	Associated Capital Group, Inc., Class A	670	26,365
	Assurant, Inc.	20,226	4,778,797
	Assured Guaranty Ltd.	28,327	2,319,981
	Atlantic Union Bankshares Corp.	34,463	1,297,532
*	Atlanticus Holdings Corp.	5,906	468,995
	Axis Capital Holdings Ltd.	54,623	5,484,695
*	Axos Financial, Inc.	18,072	1,742,864
*	Baldwin Insurance Group, Inc.	4,425	100,536
	Banc of California, Inc.	33,351	624,664

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BancFirst Corp.	10,319	$1,151,704
*	Bancorp, Inc.	20,689	1,237,823
	Bank First Corp.	1,548	224,940
	Bank of America Corp.	706,241	37,755,644
	Bank of Hawaii Corp.	8,766	696,985
	Bank of Marin Bancorp	4,276	109,637
	Bank of New York Mellon Corp.	114,520	15,388,052
	Bank of NT Butterfield & Son Ltd.	18,945	1,050,500
	Bank of the James Financial Group, Inc.	4	92
	Bank OZK	25,577	1,231,788
	Bank7 Corp.	640	27,482
	BankUnited, Inc.	17,710	823,161
	Banner Corp.	23,284	1,557,932
	Bar Harbor Bankshares	5,537	189,642
	BayCom Corp.	470	14,091
	BCB Bancorp, Inc.	12,200	123,830
	Beacon Financial Corp.	46,076	1,314,548
	BGC Group, Inc., Class A	131,583	1,477,677
	Blackrock, Inc.	14,348	15,289,229
	Blackstone, Inc.	59,875	7,519,103
*	Block, Inc.	107,454	7,576,582
	Blue Ridge Bankshares, Inc.	4,047	13,881
	BOK Financial Corp.	17,484	2,339,184
*	Bowhead Specialty Holdings, Inc.	7,104	168,933
	Bread Financial Holdings, Inc.	21,420	1,815,988
*	Bridgewater Bancshares, Inc.	6,348	115,089
*	Brighthouse Financial, Inc.	46,076	2,868,692
*	Broadway Financial Corp.	132	1,052
	Brown & Brown, Inc.	30,598	1,840,470
	Burke & Herbert Financial Services Corp.	771	49,583
	Business First Bancshares, Inc.	3,343	91,531
*	BV Financial, Inc.	887	17,367
	Byline Bancorp, Inc.	12,896	414,606
	C&F Financial Corp.	6	449
	California BanCorp	1,248	23,325
	Camden National Corp.	5,650	272,161
		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	7,273	$335,794
	Capital One Financial Corp.	108,262	20,710,521
	Capitol Federal Financial, Inc.	6,957	53,430
	Carlyle Group, Inc.	120,278	6,022,319
*	Carter Bankshares, Inc.	4,256	108,954
	Cass Information Systems, Inc.	996	47,101
	Cathay General Bancorp	23,234	1,301,801
	CB Financial Services, Inc.	318	11,187
	Cboe Global Markets, Inc.	24,920	7,478,243
	Central Pacific Financial Corp.	1,255	41,766
	CF Bankshares, Inc.	1,038	30,413
	Charles Schwab Corp.	170,911	15,662,284
	Chubb Ltd.	51,617	16,878,759
	Cincinnati Financial Corp.	47,483	7,768,219
	Citigroup, Inc.	199,306	25,507,182
	Citizens & Northern Corp.	11,409	251,911
	Citizens Community Bancorp, Inc.	4,179	86,714
	Citizens Financial Group, Inc.	123,101	8,007,720
	City Holding Co.	5,520	678,739
	Civista Bancshares, Inc.	800	19,896
	CME Group, Inc.	30,152	8,678,349
	CNB Financial Corp.	11,504	349,492
	CNO Financial Group, Inc.	35,165	1,563,084
*	Coastal Financial Corp.	3,989	301,648
	Cohen & Steers, Inc.	18,913	1,329,395
*	Coinbase Global, Inc., Class A	20,505	3,850,224
	Columbia Banking System, Inc.	63,262	1,872,555
*	Columbia Financial, Inc.	25,991	499,807
	Commerce Bancshares, Inc.	30,088	1,565,479
	Community Financial System, Inc.	14,822	939,122
	Community Trust Bancorp, Inc.	9,403	610,537

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community West Bancshares	199	$4,720
	ConnectOne Bancorp, Inc.	14,523	424,362
*	Consumer Portfolio Services, Inc.	570	5,176
	Corebridge Financial, Inc.	257,534	7,092,486
	Crawford & Co. (CRD/A US), Class A	2,485	26,689
	Crawford & Co. (CRD/B US), Class B	33,605	337,058
#*	Credit Acceptance Corp.	2,557	1,291,055
	Cullen/Frost Bankers, Inc.	13,748	1,992,498
*	Customers Bancorp, Inc.	10,143	773,607
	CVB Financial Corp.	46,740	952,094
	Dime Community Bancshares, Inc.	12,814	459,894
	Donegal Group, Inc. (DGICA US), Class A	18,392	309,353
*	Donnelley Financial Solutions, Inc.	8,156	410,247
	Eagle Bancorp, Inc.	7,356	190,153
	Eagle Financial Services, Inc.	362	13,640
	East West Bancorp, Inc.	28,824	3,645,371
	Eastern Bankshares, Inc.	50,576	1,023,152
*	eHealth, Inc.	6,784	13,975
	Employers Holdings, Inc.	15,634	658,504
	Enact Holdings, Inc.	12,336	527,117
*	Encore Capital Group, Inc.	10,711	886,549
*	Enova International, Inc.	5,333	903,464
	Enterprise Financial Services Corp.	11,863	685,919
	Equitable Holdings, Inc.	115,456	4,872,243
	Equity Bancshares, Inc., Class A	7,700	349,118
#	Erie Indemnity Co., Class A	9,023	1,975,405
	Esquire Financial Holdings, Inc.	2,258	237,361
		Shares	Value†
FINANCIALS — (Continued)
	Essent Group Ltd.	57,103	$3,455,874
	Evercore, Inc., Class A	11,912	3,827,206
	Everest Group Ltd.	20,874	7,447,008
*	EZCORP, Inc., Class A	25,759	844,380
	F&G Annuities & Life, Inc.	17,996	515,405
	FactSet Research Systems, Inc.	923	210,056
	Farmers National Banc Corp.	1,591	22,385
*	FB Bancorp, Inc.	1,137	15,895
	FB Financial Corp.	16,307	881,719
	Federal Agricultural Mortgage Corp. (AGM US), Class C	5,226	908,279
	Federated Hermes, Inc.	37,678	2,188,715
	Fidelis Insurance Holdings Ltd.	29,366	620,504
	Fidelity National Financial, Inc.	143,893	7,525,604
	Fidelity National Information Services, Inc.	45,099	2,098,456
*	Fifth District Bancorp, Inc.	754	11,400
	Fifth Third Bancorp	92,947	4,717,990
*	Finance of America Cos., Inc., Class A	674	13,312
	Financial Institutions, Inc.	3,311	112,806
*	Finwise Bancorp	1,434	22,299
	First American Financial Corp.	37,716	2,645,023
	First BanCorp	59,619	1,447,549
	First Bancorp, Inc.	623	17,731
	First Bancorp/Southern Pines NC	12,220	705,583
	First Bank	14,059	208,636
	First Busey Corp.	26,114	684,187
	First Business Financial Services, Inc.	800	44,960
	First Capital, Inc.	400	21,632
	First Citizens BancShares, Inc., Class A	1,828	3,626,423
	First Commonwealth Financial Corp.	27,007	497,199
	First Community Bankshares, Inc.	6,768	288,452

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bankshares, Inc.	34,329	$1,107,797
	First Financial Corp.	4,517	296,631
	First Hawaiian, Inc.	29,518	805,251
	First Horizon Corp.	80,930	2,020,013
	First Internet Bancorp	909	20,834
	First Interstate BancSystem, Inc., Class A	25,121	891,544
	First Merchants Corp.	15,973	645,948
	First Mid Bancshares, Inc.	9,963	419,343
	First National Corp.	671	17,929
	First U.S. Bancshares, Inc.	626	10,329
	First United Corp.	402	14,938
*	First Western Financial, Inc.	900	25,479
	FirstCash Holdings, Inc.	13,367	2,916,947
*	Firstsun Capital Bancorp	1,557	55,056
*	Fiserv, Inc.	16,943	1,061,479
	Five Star Bancorp	1,408	56,954
	Flagstar Bank NA	90,748	1,267,750
	Flushing Financial Corp.	12,042	194,117
*	Flywire Corp.	51,467	695,319
	FNB Corp.	89,128	1,590,935
	Franklin Resources, Inc.	152,721	4,577,048
	FS Bancorp, Inc.	1,212	49,256
	Fulton Financial Corp.	46,231	998,127
	FVCBankcorp, Inc.	522	8,175
*	Genworth Financial, Inc.	241,517	2,122,934
	German American Bancorp, Inc.	16,733	720,690
	Glacier Bancorp, Inc.	29,715	1,457,521
	Global Payments, Inc.	28,860	2,076,766
	Globe Life, Inc.	33,828	5,219,660
	Goldman Sachs Group, Inc.	51,710	47,768,147
	Great Southern Bancorp, Inc.	2,993	204,182
*	Green Dot Corp., Class A	20,568	258,128
	Greene County Bancorp, Inc.	3,957	95,166
*	Greenlight Capital Re Ltd., Class A	17,379	318,383
*	Hagerty, Inc., Class A	948	9,632
	Hamilton Insurance Group Ltd., Class B	14,496	475,034
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	11,516	$1,059,357
	Hanmi Financial Corp.	9,184	274,693
	Hanover Bancorp, Inc.	891	21,135
	Hanover Insurance Group, Inc.	16,291	3,057,658
	Hartford Insurance Group, Inc.	131,172	17,945,641
	Hawthorn Bancshares, Inc.	713	23,971
	HBT Financial, Inc.	898	24,928
	HCI Group, Inc.	6,370	978,241
	Hennessy Advisors, Inc.	1,148	11,480
	Heritage Financial Corp.	11,021	303,298
*	Heritage Insurance Holdings, Inc.	16,741	490,846
	Hingham Institution For Savings	585	166,257
*	Hippo Holdings, Inc.	10,666	280,836
	Home Bancorp, Inc.	2,281	141,855
	Home BancShares, Inc.	56,583	1,520,385
	Home Federal Bancorp, Inc. of Louisiana	12	225
	HomeTrust Bancshares, Inc.	3,167	144,637
	Hope Bancorp, Inc.	30,219	376,227
	Horace Mann Educators Corp.	17,168	780,114
	Horizon Bancorp, Inc.	10,721	194,050
	Houlihan Lokey, Inc.	17,383	2,690,019
	Huntington Bancshares, Inc.	295,056	4,945,139
	Independent Bank Corp. (IBCP US)	6,401	212,577
	Independent Bank Corp. (INDB US)	13,301	1,037,345
	Interactive Brokers Group, Inc., Class A	44,627	3,547,847
	Intercontinental Exchange, Inc.	961	151,924
	International Bancshares Corp.	17,816	1,278,120
	Invesco Ltd.	198,254	5,196,237
	Investors Title Co.	794	188,003
	Jackson Financial, Inc., Class A	32,465	3,758,473
	James River Group Holdings, Inc.	2,503	15,519
	Janus Henderson Group PLC	2	103

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Jefferies Financial Group, Inc.	74,876	$3,610,521
	JPMorgan Chase & Co.	419,716	131,467,643
	Kearny Financial Corp.	26,285	211,331
	Kemper Corp.	9,696	326,658
	KeyCorp	313,207	6,925,007
	Kingstone Cos., Inc.	9,273	154,581
#	Kinsale Capital Group, Inc.	7,512	2,430,958
	KKR & Co., Inc.	73,390	7,657,513
	Lake Shore Bancorp, Inc.	898	14,601
	Lakeland Financial Corp.	6,891	417,043
	Landmark Bancorp, Inc.	607	16,098
	Lazard, Inc.	48,581	2,356,179
*	LendingClub Corp.	29,920	510,734
	Lincoln National Corp.	56,005	2,117,549
	LINKBANCORP, Inc.	1,873	16,276
	Live Oak Bancshares, Inc.	11,170	419,992
	LPL Financial Holdings, Inc.	39,653	13,249,257
	M&T Bank Corp.	24,538	5,364,743
	Magyar Bancorp, Inc.	1,343	23,368
	MainStreet Bancshares, Inc.	515	12,061
*	Markel Group, Inc.	2,428	4,303,557
	MarketAxess Holdings, Inc.	8,056	1,266,323
	MarketWise, Inc.	702	11,808
	Marsh & McLennan Cos., Inc.	60,443	10,136,896
	Mastercard, Inc., Class A	114,180	57,423,406
	Mechanics Bancorp, Class A	1,466	21,645
	Mercantile Bank Corp.	6,280	322,227
	Merchants Bancorp	10,662	496,209
	Mercury General Corp.	27,263	2,652,963
	Meridian Corp.	2,100	39,522
	MetLife, Inc.	197,928	15,854,033
	Metrocity Bankshares, Inc.	1,072	34,293
	Metropolitan Bank Holding Corp.	3,475	307,016
	MGIC Investment Corp.	148,165	3,923,409
	Mid Penn Bancorp, Inc.	13,679	450,997
		Shares	Value†
FINANCIALS — (Continued)
	Midland States Bancorp, Inc.	8,032	$208,912
	Moelis & Co., Class A	27,242	1,773,999
	Moody's Corp.	38,416	17,742,430
	Morgan Stanley	180,510	34,403,401
	Morningstar, Inc.	11,133	1,878,248
	MSCI, Inc.	14,889	8,805,504
	MVB Financial Corp.	8,282	216,409
	Nasdaq, Inc.	94,962	8,727,957
	National Bank Holdings Corp., Class A	11,660	497,882
	National Bankshares, Inc.	507	18,148
	Navient Corp.	70,498	651,402
	NB Bancorp, Inc.	2,744	53,865
	NBT Bancorp, Inc.	13,822	603,883
	Nelnet, Inc., Class A	9,912	1,404,530
*	NerdWallet, Inc., Class A	28,448	308,376
*	NI Holdings, Inc.	2,397	30,873
	Nicolet Bankshares, Inc.	6,108	894,700
*	NMI Holdings, Inc.	50,662	1,961,126
	Northeast Bank	2,200	273,570
	Northeast Community Bancorp, Inc.	1,191	28,578
	Northern Trust Corp.	52,825	8,786,911
	Northfield Bancorp, Inc.	15,762	219,880
	Northrim BanCorp, Inc.	4,157	101,971
	Northwest Bancshares, Inc.	37,821	523,064
	OceanFirst Financial Corp.	20,138	384,032
	Ohio Valley Banc Corp.	243	10,816
	Old National Bancorp	88,876	2,130,358
	Old Republic International Corp.	140,081	5,596,236
	Old Second Bancorp, Inc.	14,321	295,156
	OneMain Holdings, Inc.	43,730	2,570,012
*	Onity Group, Inc.	3,051	140,377
	OP Bancorp	965	13,838
*	Oportun Financial Corp.	1,980	12,058
	Oppenheimer Holdings, Inc., Class A	4,778	546,985
*	OppFi, Inc.	2,742	26,076
*	OptimumBank Holdings, Inc.	2,226	12,154

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Orange County Bancorp, Inc.	492	$16,777
	Origin Bancorp, Inc.	7,350	344,127
	Orrstown Financial Services, Inc.	4,845	178,005
*	Oscar Health, Inc., Class A	66,446	1,226,593
*	Palomar Holdings, Inc.	13,137	1,581,432
	Park National Corp.	4,209	724,748
	Parke Bancorp, Inc.	2,561	77,112
	Pathfinder Bancorp, Inc.	900	12,510
	Pathward Financial, Inc.	13,516	1,173,729
	PayPal Holdings, Inc.	273,947	13,735,703
*	Paysign, Inc.	3,895	25,551
	Peapack-Gladstone Financial Corp.	6,832	285,236
	PennyMac Financial Services, Inc.	23,926	2,160,279
	Peoples Bancorp of North Carolina, Inc.	1,287	50,734
	Peoples Bancorp, Inc.	8,688	298,867
	Peoples Financial Services Corp.	321	18,284
	Perella Weinberg Partners	9,281	211,050
	Pinnacle Financial Partners, Inc.	26,338	2,605,882
*	Pioneer Bancorp, Inc.	1,058	15,055
	Piper Sandler Cos.	23,107	2,014,930
	PJT Partners, Inc., Class A	6,115	934,005
	Plumas Bancorp	230	11,732
	PNC Financial Services Group, Inc.	30,074	6,706,502
*	Ponce Financial Group, Inc.	1,223	21,354
	Popular, Inc.	17,588	2,644,004
*	PRA Group, Inc.	13,951	303,992
	Preferred Bank	3,912	370,584
	Primerica, Inc.	17,830	5,015,044
	Primis Financial Corp.	3,200	46,912
	Principal Financial Group, Inc.	88,838	8,964,643
*	Priority Technology Holdings, Inc.	2,039	10,562
	PROG Holdings, Inc.	24,459	876,366
	Progressive Corp.	92,097	18,537,284
	Prosperity Bancshares, Inc.	22,141	1,542,121
	Provident Financial Holdings, Inc.	415	7,121
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Services, Inc.	31,305	$709,997
	Prudential Financial, Inc.	119,723	11,746,024
	QCR Holdings, Inc.	5,844	528,414
	Radian Group, Inc.	59,705	2,139,230
	Raymond James Financial, Inc.	42,169	6,676,196
	RBB Bancorp	574	13,845
	Red River Bancshares, Inc.	1,527	138,545
	Regions Financial Corp.	141,292	4,033,887
	Reinsurance Group of America, Inc.	30,739	6,500,069
	RenaissanceRe Holdings Ltd.	28,167	8,646,424
#	Renasant Corp.	39,671	1,582,476
	Republic Bancorp, Inc., Class A	3,644	275,960
*	Rhinebeck Bancorp, Inc.	919	15,016
	Richmond Mutual BanCorp, Inc.	1,351	21,373
	Riverview Bancorp, Inc.	8,460	43,823
	RLI Corp.	39,488	2,044,294
*	Robinhood Markets, Inc., Class A	150,744	10,987,730
#*	Rocket Cos., Inc., Class A	191,470	2,799,291
	S&P Global, Inc.	26,471	11,415,089
	S&T Bancorp, Inc.	17,418	768,656
	Safety Insurance Group, Inc.	6,485	487,413
	SB Financial Group, Inc.	1,702	35,470
	Seacoast Banking Corp. of Florida	23,439	737,625
*	Security National Financial Corp., Class A	1,208	11,838
	SEI Investments Co.	41,800	3,790,424
	Selective Insurance Group, Inc.	23,726	1,991,798
	ServisFirst Bancshares, Inc.	13,133	1,045,649
	Shore Bancshares, Inc.	835	16,116
	Sierra Bancorp	1,779	64,186
	Silvercrest Asset Management Group, Inc., Class A	953	12,532

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	33,747	$717,461
*	SiriusPoint Ltd.	92,189	2,158,145
*	Skyward Specialty Insurance Group, Inc.	12,706	577,488
	SLM Corp.	129,649	2,992,299
	SmartFinancial, Inc.	2,470	103,592
#*	SoFi Technologies, Inc.	598,376	9,633,854
	Sound Financial Bancorp, Inc.	200	8,230
	Southern Missouri Bancorp, Inc.	1,543	105,294
	Southside Bancshares, Inc.	9,309	307,476
	Southstate Bank Corp.	39,808	3,888,047
	SR Bancorp, Inc.	714	13,787
	State Street Corp.	48,417	7,400,054
	Stellar Bancorp, Inc.	12,004	450,870
*††	Sterling Bancorp, Inc.	817	0
	Stewart Information Services Corp.	13,510	945,565
	Stifel Financial Corp.	46,703	3,680,663
	Stock Yards Bancorp, Inc.	10,561	763,877
*	StoneX Group, Inc.	28,555	3,027,687
*	Summit State Bank	922	12,678
	Synchrony Financial	203,676	15,520,111
#	T. Rowe Price Group, Inc.	68,484	7,045,634
*	Texas Capital Bancshares, Inc.	12,407	1,249,385
	TFS Financial Corp.	42,643	641,351
*	Third Coast Bancshares, Inc.	659	24,607
	Timberland Bancorp, Inc.	618	24,646
	Tiptree, Inc.	18,783	323,819
*	Toast, Inc., Class A	100,209	2,857,961
	Tompkins Financial Corp.	3,492	294,271
	Towne Bank	24,937	886,760
	TPG, Inc.	23,085	1,006,968
	Tradeweb Markets, Inc., Class A	16,867	1,910,188
	Travelers Cos., Inc.	99,901	30,483,791
	TriCo Bancshares	8,028	403,568
*	Triumph Financial, Inc.	6,871	465,029
	Truist Financial Corp.	117,691	6,061,087
*	Trupanion, Inc.	5,904	141,637
	TrustCo Bank Corp.	5,755	273,938
	Trustmark Corp.	37,011	1,642,178
*	TWFG, Inc.	2,084	38,721
		Shares	Value†
FINANCIALS — (Continued)
	U.S. Bancorp	94,787	$5,370,631
	U.S. Global Investors, Inc., Class A	2,412	6,344
	UMB Financial Corp.	24,865	3,137,217
	Union Bankshares, Inc.	304	7,506
	United Bancorp, Inc.	1,200	19,656
	United Bancshares, Inc.	300	11,301
	United Community Banks, Inc.	28,752	958,304
	United Fire Group, Inc.	14,283	575,891
	Unity Bancorp, Inc.	354	18,507
	Universal Insurance Holdings, Inc.	17,486	692,970
	Univest Financial Corp.	10,247	389,284
	Unum Group	79,024	6,351,949
	USCB Financial Holdings, Inc.	1,422	25,937
	Valley National Bancorp	122,922	1,668,052
*	Velocity Financial, Inc.	574	11,072
	Victory Capital Holdings, Inc., Class A	28,834	2,263,757
	Virginia National Bankshares Corp.	51	2,152
	Virtu Financial, Inc., Class A	37,924	1,883,306
	Virtus Investment Partners, Inc.	3,142	457,318
	Visa, Inc., Class A	206,549	68,128,122
	Voya Financial, Inc.	55,797	4,573,122
	W.R. Berkley Corp.	122,023	8,154,797
	WaFd, Inc.	19,235	680,919
	Walker & Dunlop, Inc.	13,911	700,419
	Washington Trust Bancorp, Inc.	5,992	188,329
	Waterstone Financial, Inc.	8,901	160,396
	Webster Financial Corp.	37,019	2,678,695
	Wells Fargo & Co.	268,309	22,063,049
	WesBanco, Inc.	9,247	317,912
	West BanCorp, Inc.	600	14,370
	Westamerica BanCorp	6,054	331,880
	Western Alliance Bancorp	23,971	1,954,595
	Western New England Bancorp, Inc.	2,300	32,085
#	Western Union Co.	150,410	1,367,227

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Westwood Holdings Group, Inc.	1,000	$16,440
#*	WEX, Inc.	17,831	2,680,534
	White Mountains Insurance Group Ltd.	1,380	3,080,146
	Willis Towers Watson PLC	20,158	5,164,480
	Wintrust Financial Corp.	14,736	2,218,800
#	WisdomTree, Inc.	67,082	1,140,394
*	World Acceptance Corp.	1,727	254,145
	WSFS Financial Corp.	16,080	1,157,278
	WVS Financial Corp.	100	1,420
	Zions Bancorp NA	55,529	3,521,649
TOTAL FINANCIALS			1,418,216,772
HEALTH CARE — (9.8%)
*	10X Genomics, Inc., Class A	35,535	783,547
	Abbott Laboratories	102,614	9,316,325
	AbbVie, Inc.	219,650	46,416,438
††	Abiomed, Inc.	5,835	91,084
	Acme United Corp.	500	20,380
*	AdaptHealth Corp.	61,607	807,668
	Agilent Technologies, Inc.	47,116	5,444,254
††	Albireo Pharma, Inc.	3,349	21,367
*	Alector, Inc.	5,045	11,957
*	Align Technology, Inc.	20,885	3,675,969
*	Alkermes PLC	30,679	1,034,189
*	Alnylam Pharmaceuticals, Inc.	14,542	4,500,604
*	American Well Corp., Class A	1,737	10,978
	Amgen, Inc.	101,930	35,293,262
*	AMN Healthcare Services, Inc.	19,375	396,606
*	AngioDynamics, Inc.	14,917	163,192
*	Anika Therapeutics, Inc.	5,680	70,716
*	Artivion, Inc.	9,753	349,450
*	Astrana Health, Inc.	7,675	262,025
*	AtriCure, Inc.	14,933	419,767
*	Avanos Medical, Inc.	3,828	94,245
*	Aveanna Healthcare Holdings, Inc.	25,432	166,325
*	Aytu BioPharma, Inc.	4,640	11,971
*	Beam Therapeutics, Inc.	18,941	574,481
	Becton Dickinson & Co.	21,786	3,246,985
		Shares	Value†
HEALTH CARE — (Continued)
*	Biogen, Inc.	43,928	$8,314,692
*	BioLife Solutions, Inc.	9,105	191,933
*	BioMarin Pharmaceutical, Inc.	71,086	3,832,246
*	Bio-Rad Laboratories, Inc., Class A	8,446	2,365,894
	Bio-Techne Corp.	48,796	2,699,395
*	Boston Scientific Corp.	126,251	7,273,320
*	BrightSpring Health Services, Inc.	35,169	1,687,057
	Bristol-Myers Squibb Co.	414,872	25,137,094
	Bruker Corp.	42,918	1,575,520
*	Butterfly Network, Inc.	20,088	96,222
	Cardinal Health, Inc.	47,244	9,112,423
*	CareDx, Inc.	20,757	431,953
*	Castle Biosciences, Inc.	11,837	289,888
*	Catalyst Pharmaceuticals, Inc.	55,299	1,555,561
*	Celldex Therapeutics, Inc.	7,202	236,802
	Cencora, Inc.	52,347	16,123,399
*	Centene Corp.	117,015	6,282,535
*	Certara, Inc.	6,768	41,488
*	Champions Oncology, Inc.	1,220	7,283
	Chemed Corp.	2,731	1,160,620
*††	Chinook Therapeutics, Inc.	11,306	0
	Cigna Group	69,997	20,339,728
*	Clover Health Investments Corp.	54,557	150,032
	Concentra Group Holdings Parent, Inc.	27,189	610,937
	CONMED Corp.	4,917	180,257
*	Cooper Cos., Inc.	24,387	1,533,942
*	CorVel Corp.	17,695	1,016,755
*	Cross Country Healthcare, Inc.	9,957	100,765
*	Cumberland Pharmaceuticals, Inc.	4,562	19,115
	CVS Health Corp.	180,327	15,019,436
*	Cytek Biosciences, Inc.	61,808	281,844
	Danaher Corp.	64,245	11,496,643
*	DaVita, Inc.	14,962	2,321,205
*	Definitive Healthcare Corp.	15,484	14,758
	Dentsply Sirona, Inc.	97,305	1,143,334

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Design Therapeutics, Inc.	2,193	$29,825
*	Dexcom, Inc.	28,813	1,715,814
*	Doximity, Inc., Class A	34,632	846,406
*	Edwards Lifesciences Corp.	81,169	6,777,611
*	Electromed, Inc.	2,300	59,133
	Elevance Health, Inc.	55,003	20,704,229
	Eli Lilly & Co.	103,933	97,135,782
	Embecta Corp.	19,320	176,778
*	Emergent BioSolutions, Inc.	9,237	76,021
	Ensign Group, Inc.	5,364	1,001,405
*	Envista Holdings Corp.	64,961	1,685,088
*	Exagen, Inc.	755	2,190
*	FONAR Corp.	776	14,690
*	Fortrea Holdings, Inc.	23,937	275,276
*	GE HealthCare Technologies, Inc.	75,105	4,569,388
*	GeneDx Holdings Corp.	3,628	228,165
	Gilead Sciences, Inc.	205,067	26,830,966
*	Globus Medical, Inc., Class A	36,584	3,299,145
*	Guardian Pharmacy Services, Inc., Class A	5,495	203,865
*	Haemonetics Corp.	9,771	587,139
*	Halozyme Therapeutics, Inc.	30,801	1,960,792
	HCA Healthcare, Inc.	11,622	5,049,178
*	Health Catalyst, Inc.	27,470	34,338
*	HealthEquity, Inc.	28,105	2,305,453
	HealthStream, Inc.	14,850	308,286
*	Henry Schein, Inc.	54,495	4,064,782
»	Hologic, Inc.	46,760	468
	Humana, Inc.	37,341	8,828,906
*	ICON PLC	5,329	630,581
*	ICU Medical, Inc.	8,562	1,020,590
*	Ideaya Biosciences, Inc.	2,972	86,485
*	IDEXX Laboratories, Inc.	12,782	7,168,146
*	Illumina, Inc.	28,735	3,641,874
*	ImmuCell Corp.	2,176	18,409
*	Incyte Corp.	73,720	7,023,304
*	Indivior Pharmaceuticals, Inc.	42,112	1,548,879
*	InfuSystem Holdings, Inc.	1,351	13,686
*	Innovage Holding Corp.	7,868	64,124
		Shares	Value†
HEALTH CARE — (Continued)
*	Insmed, Inc.	20,990	$2,861,567
*	Insulet Corp.	20,039	3,449,513
*	Integer Holdings Corp.	9,950	880,675
*	Integra LifeSciences Holdings Corp.	3,212	33,854
*	Intellia Therapeutics, Inc.	24,783	334,075
*	Intuitive Surgical, Inc.	25,002	11,441,165
*	Ionis Pharmaceuticals, Inc.	19,821	1,481,818
*	Iovance Biotherapeutics, Inc.	94,751	318,363
*	IQVIA Holdings, Inc.	49,795	7,886,034
	iRadimed Corp.	1,779	148,440
	Johnson & Johnson	324,111	74,496,913
*	Joint Corp.	4,526	40,146
*	Kewaunee Scientific Corp.	2,477	91,674
*	Kiniksa Pharmaceuticals International PLC	7,620	409,804
*	Krystal Biotech, Inc.	412	108,051
	Labcorp Holdings, Inc.	18,274	4,692,763
*	Larimar Therapeutics, Inc.	20,086	81,549
	LeMaitre Vascular, Inc.	6,444	707,229
*	Lexeo Therapeutics, Inc.	16,054	91,428
*	LifeStance Health Group, Inc.	72,119	545,941
*	LivaNova PLC	13,700	823,370
*	Maravai LifeSciences Holdings, Inc., Class A	52,971	194,933
	McKesson Corp.	19,578	15,959,986
*	Medpace Holdings, Inc.	6,884	2,882,055
	Medtronic PLC	153,386	12,419,664
	Merck & Co., Inc.	359,539	39,254,468
*	Merit Medical Systems, Inc.	16,913	1,153,128
*††	Merrimack Pharmaceuticals, Inc.	2,200	0
*	Mettler-Toledo International, Inc.	3,089	3,943,448
*	MiMedx Group, Inc.	48,100	161,616
††	Mirati Therapeutics, Inc.	8,088	24,102
#*	Moderna, Inc.	128,874	5,920,472
*	Molina Healthcare, Inc.	18,112	3,524,957
*	Myriad Genetics, Inc.	8,150	38,713
*	Natera, Inc.	22,747	4,689,522

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	National Research Corp.	4,399	$72,408
*	NeoGenomics, Inc.	48,845	452,305
*	OmniAb, Inc. (OABI UQ)	29,096	40,443
*	Omnicell, Inc.	22,094	915,133
*	Option Care Health, Inc.	31,450	639,379
*	OraSure Technologies, Inc.	35,300	107,312
	Organon & Co.	62,029	821,884
*	Orthofix Medical, Inc.	15,120	177,811
*	OrthoPediatrics Corp.	16,400	246,984
*	PACS Group, Inc.	33,333	1,118,322
*††	PDL BioPharma, Inc.	17,391	5,217
*	Pediatrix Medical Group, Inc.	27,968	629,560
*	Pennant Group, Inc.	7,526	235,714
*	Penumbra, Inc.	4,135	1,349,995
*	Personalis, Inc.	10,588	58,446
	Pfizer, Inc.	494,233	13,196,021
*	Prestige Consumer Healthcare, Inc.	15,766	887,941
*	Privia Health Group, Inc.	20,092	499,286
*	Pro-Dex, Inc.	1,452	72,803
*	Progyny, Inc.	39,145	727,314
*	Protalix BioTherapeutics, Inc.	9,924	21,337
*	Protara Therapeutics, Inc.	7,228	38,525
	Quest Diagnostics, Inc.	20,001	3,884,194
*	QuidelOrtho Corp.	7,502	92,275
*	RadNet, Inc.	12,949	732,266
*	Rapid Micro Biosystems, Inc., Class A	9,539	22,894
	Regeneron Pharmaceuticals, Inc.	11,531	8,153,109
*	REGENXBIO, Inc.	12,100	108,537
*	Repligen Corp.	16,229	1,920,053
	ResMed, Inc.	28,728	6,142,334
	Revvity, Inc.	37,624	3,258,991
*	Rezolute, Inc.	15,887	50,838
*	Roivant Sciences Ltd.	121,240	3,458,977
	Select Medical Holdings Corp.	1,437	23,581
*	Sensus Healthcare, Inc.	4,620	18,341
*	SI-BONE, Inc.	7,198	89,183
*	Sight Sciences, Inc.	1,259	5,149
		Shares	Value†
HEALTH CARE — (Continued)
*	Simulations Plus, Inc.	4,415	$62,561
*	Solid Biosciences, Inc.	12,763	92,659
*	Solventum Corp.	5,592	376,677
*	Sotera Health Co.	238	3,703
*	STAAR Surgical Co.	20,315	535,503
	STERIS PLC	17,722	3,843,547
	Stryker Corp.	35,222	11,099,509
*	Talkspace, Inc.	39,092	202,887
	Teleflex, Inc.	2,269	281,152
*	Tenax Therapeutics, Inc.	2,751	36,066
*	Tenet Healthcare Corp.	19,643	3,479,168
	Thermo Fisher Scientific, Inc.	20,259	9,703,251
*††	Third Harmonic Bio, Inc.	903	0
*	TransMedics Group, Inc.	3,274	329,986
*	Treace Medical Concepts, Inc.	3,814	6,903
*	TruBridge, Inc.	7,089	182,187
	U.S. Physical Therapy, Inc.	5,722	407,521
*	Unicycive Therapeutics, Inc.	5,233	40,085
	UnitedHealth Group, Inc.	113,269	41,963,899
	Universal Health Services, Inc., Class B	9,525	1,602,772
	Utah Medical Products, Inc.	407	26,626
*	Varex Imaging Corp.	10,458	121,836
*	Veeva Systems, Inc., Class A	25,424	3,965,381
*	Veracyte, Inc.	38,708	1,274,267
*	Vertex Pharmaceuticals, Inc.	30,326	12,960,726
	Viatris, Inc.	258,895	3,867,891
*	Waters Corp.	15,452	4,778,222
*	Waystar Holding Corp.	66,271	1,416,543
	West Pharmaceutical Services, Inc.	13,025	3,876,110
*	XOMA Royalty Corp.	586	23,991
*	Zevra Therapeutics, Inc.	6,159	62,637
	Zimmer Biomet Holdings, Inc.	51,359	4,233,522
	Zoetis, Inc.	22,840	2,625,915
TOTAL HEALTH CARE			830,665,059

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (13.3%)
*	3D Systems Corp.	32,260	$79,360
	3M Co.	53,307	7,810,542
#	A.O. Smith Corp.	29,330	1,813,767
#	AAON, Inc.	19,641	1,832,702
*	AAR Corp.	12,924	1,426,422
	ABM Industries, Inc.	33,296	1,358,477
	ACCO Brands Corp.	58,056	186,360
	Acuity, Inc.	9,944	2,881,473
	Advanced Drainage Systems, Inc.	16,330	2,437,253
	Aebi Schmidt Holding AG	9,518	110,599
	AECOM	75,764	6,371,752
*	AerSale Corp.	2,003	13,460
	AGCO Corp.	35,802	4,332,758
*	Air Industries Group	3,291	10,400
	Alamo Group, Inc.	5,478	950,104
	Albany International Corp., Class A	7,423	430,831
	Allegion PLC	34,381	4,726,700
	Allient, Inc.	4,558	347,228
	Allison Transmission Holdings, Inc.	26,572	3,569,948
*	Alpha Pro Tech Ltd.	1,109	5,101
	Alta Equipment Group, Inc.	8,138	63,070
*	Amentum Holdings, Inc.	57,763	1,515,124
*	Ameresco, Inc., Class A	7,030	208,018
*	American Superconductor Corp.	9,815	525,495
*	American Woodmark Corp.	2,572	112,345
	AMETEK, Inc.	38,074	8,966,427
*	API Group Corp.	149,730	6,845,656
	Apogee Enterprises, Inc.	6,051	220,256
	Applied Industrial Technologies, Inc.	13,457	4,114,478
	ArcBest Corp.	5,758	734,548
	Arcosa, Inc.	6,696	846,843
	Argan, Inc.	3,895	2,609,572
	Armstrong World Industries, Inc.	8,201	1,397,368
	Astec Industries, Inc.	9,717	631,799
*	Astronics Corp. (ATRO US)	11,923	851,302
*	Astronics Corp. (ATROB US), Class B	988	70,514
*	Asure Software, Inc.	16,620	150,411
*	ATI, Inc.	29,746	4,624,313
		Shares	Value†
INDUSTRIALS — (Continued)
	Atkore, Inc.	8,773	$685,610
	Atmus Filtration Technologies, Inc.	25,808	1,636,227
	Automatic Data Processing, Inc.	65,458	13,873,169
	AZZ, Inc.	6,951	994,271
	Barrett Business Services, Inc.	15,612	492,246
*	Blue Bird Corp.	12,286	787,655
*	BlueLinx Holdings, Inc.	3,259	172,597
	Boise Cascade Co.	8,456	670,307
	Booz Allen Hamilton Holding Corp.	57,480	4,470,220
*	Bowman Consulting Group Ltd.	170	5,365
	Brady Corp., Class A	13,278	1,086,406
*	BrightView Holdings, Inc.	21,401	254,672
	Brink's Co.	8,720	930,860
	Broadridge Financial Solutions, Inc.	26,745	4,118,195
*	Broadwind, Inc.	5,000	13,300
*	Builders FirstSource, Inc.	38,345	3,032,706
	BWX Technologies, Inc.	20,669	4,472,565
*	CACI International, Inc., Class A	7,673	3,986,430
	Cadre Holdings, Inc.	8,561	253,834
	Carlisle Cos., Inc.	13,612	4,835,799
	Carpenter Technology Corp.	7,454	3,191,803
	Carrier Global Corp.	138,861	9,327,293
	Caterpillar, Inc.	55,088	49,034,380
#*	CECO Environmental Corp.	8,369	620,478
*	Centuri Holdings, Inc.	8,638	324,789
	CH Robinson Worldwide, Inc.	58,147	10,571,706
*	Cimpress PLC	7,580	670,527
	Cintas Corp.	35,317	6,170,233
*	Civeo Corp.	3,841	122,528
	CNH Industrial NV	505,154	5,410,199
	Columbus McKinnon Corp.	12,349	190,792
	Comfort Systems USA, Inc.	8,836	16,260,449
*	Concrete Pumping Holdings, Inc.	3,180	25,186
*	Conduent, Inc.	65,925	112,732
*	Construction Partners, Inc., Class A	11,420	1,412,197
*	Copart, Inc.	115,500	3,824,205

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Core & Main, Inc., Class A	82,736	$4,167,412
*	Costamare Bulkers Holdings Ltd.	8,300	143,424
	Covenant Logistics Group, Inc.	7,938	276,719
*»	CPI Aerostructures, Inc.	3,057	11,005
	CRA International, Inc.	5,229	823,411
	Crane Co.	16,761	2,978,933
	CSW Industrials, Inc.	3,972	1,156,646
	CSX Corp.	109,210	4,961,410
	Cummins, Inc.	27,384	18,374,938
	Curtiss-Wright Corp.	3,414	2,458,763
*	Custom Truck One Source, Inc.	4,700	46,295
	Deere & Co.	39,097	23,062,147
#	Deluxe Corp.	23,612	735,514
*	Distribution Solutions Group, Inc.	5,762	155,920
*	DLH Holdings Corp.	3,807	22,157
*	DNOW, Inc.	88,337	1,191,666
	Donaldson Co., Inc.	41,807	3,686,123
	Douglas Dynamics, Inc.	9,728	448,753
	Dover Corp.	32,472	7,351,986
*	Ducommun, Inc.	6,150	872,870
*	DXP Enterprises, Inc.	8,736	1,491,672
*	Dycom Industries, Inc.	6,688	2,769,501
	Eastern Co.	406	8,875
	Eaton Corp. PLC	39,507	17,106,926
	EMCOR Group, Inc.	8,782	7,830,646
	Emerson Electric Co.	76,052	10,680,743
*	Energy Recovery, Inc.	16,964	187,792
	Enerpac Tool Group Corp.	16,361	574,271
	EnerSys	9,874	2,105,729
	Ennis, Inc.	9,841	205,480
	Enpro, Inc.	5,862	1,709,066
*	Enviri Corp.	14,939	294,149
	Equifax, Inc.	60,142	10,461,100
	Esab Corp.	14,998	1,473,853
	ESCO Technologies, Inc.	7,186	2,327,905
	Espey Mfg. & Electronics Corp.	1,085	76,916
*	Everus Construction Group, Inc.	17,809	2,625,581
	EVI Industries, Inc.	546	10,139
*	ExlService Holdings, Inc.	49,225	1,569,293
	Expeditors International of Washington, Inc.	73,484	10,867,549
		Shares	Value†
INDUSTRIALS — (Continued)
	Exponent, Inc.	15,830	$1,058,869
	Fastenal Co.	180,740	8,120,648
	Federal Signal Corp.	18,024	2,219,295
	FedEx Corp.	31,982	12,898,660
	Ferguson Enterprises, Inc.	56,483	15,121,064
#	Flowserve Corp.	50,725	3,735,389
*	Fluor Corp.	95,555	5,097,859
	Fortive Corp.	105,822	6,327,097
	Fortune Brands Innovations, Inc.	41,310	1,674,707
*	Franklin Covey Co.	1,000	21,200
	Franklin Electric Co., Inc.	14,117	1,414,382
*	FreightCar America, Inc.	1,380	11,371
	FTAI Aviation Ltd.	23,175	5,786,102
*	FTI Consulting, Inc.	14,813	2,655,971
*	Gates Industrial Corp. PLC	61,524	1,575,630
	GATX Corp.	14,258	2,793,427
	GE Vernova, Inc.	17,244	18,683,184
*	Gencor Industries, Inc.	1,295	19,270
*	Generac Holdings, Inc.	20,150	5,223,485
	General Dynamics Corp.	32,174	11,077,508
	General Electric Co.	115,883	33,597,958
	Genpact Ltd.	61,848	2,149,218
*	Gibraltar Industries, Inc.	9,814	383,040
	Global Industrial Co.	14,229	471,122
	Gorman-Rupp Co.	10,775	816,099
	Graco, Inc.	48,121	3,862,673
*	Graham Corp.	2,002	190,590
	Granite Construction, Inc.	9,434	1,293,118
	Greenbrier Cos., Inc.	9,408	462,121
	Griffon Corp.	10,189	928,931
*	GXO Logistics, Inc.	25,280	1,444,246
*	Hayward Holdings, Inc.	104,121	1,562,856
*	Healthcare Services Group, Inc.	16,115	345,022
	Heartland Express, Inc.	16,095	215,351
	HEICO Corp. (HEI US)	6,817	1,840,045
	HEICO Corp. (HEIA US), Class A	11,151	2,330,782
	Helios Technologies, Inc.	14,909	1,019,776
	Herc Holdings, Inc.	9,587	1,216,782
	Hexcel Corp.	12,106	1,136,390

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hillman Solutions Corp.	88,520	$722,323
	HireQuest, Inc.	835	9,661
	HNI Corp.	10,418	380,674
	Honeywell International, Inc.	54,555	11,692,773
	Howmet Aerospace, Inc.	21,972	5,340,075
	Hub Group, Inc., Class A	19,024	833,822
	Hubbell, Inc.	17,212	8,746,622
*	Hudson Technologies, Inc.	20,363	127,472
	Huntington Ingalls Industries, Inc.	11,028	4,017,390
*	Hurco Cos., Inc.	6,300	105,588
*	Huron Consulting Group, Inc.	13,669	1,786,060
	Hyster-Yale, Inc.	6,410	253,003
*	IBEX Holdings Ltd.	2,261	62,743
	ICF International, Inc.	11,598	831,113
	IDEX Corp.	21,538	4,692,053
*	IES Holdings, Inc.	6,550	4,218,724
	Illinois Tool Works, Inc.	49,198	12,693,576
	Ingersoll Rand, Inc.	65,106	5,199,365
#*	Innodata, Inc.	10,383	438,474
*	Innovative Solutions & Support, Inc.	7,966	175,252
	Insperity, Inc.	6,813	242,338
	Insteel Industries, Inc.	6,002	157,132
	Interface, Inc.	32,941	918,395
	ITT, Inc.	16,786	3,597,911
	Jacobs Solutions, Inc.	54,542	7,058,280
*	Janus International Group, Inc.	10,227	53,180
	JB Hunt Transport Services, Inc.	18,480	4,648,274
*	JELD-WEN Holding, Inc.	17,088	23,411
	Johnson Controls International PLC	103,866	15,167,552
	Kadant, Inc.	3,836	1,124,447
	KBR, Inc.	70,863	2,656,654
	Kennametal, Inc.	17,937	694,341
	Kforce, Inc.	12,033	544,012
*	Kirby Corp.	7,620	1,147,115
	Korn Ferry	33,637	2,234,842
*	Kratos Defense & Security Solutions, Inc.	50,196	3,164,858
*	L.B. Foster Co., Class A	1,777	54,394
		Shares	Value†
INDUSTRIALS — (Continued)
	L3Harris Technologies, Inc.	31,105	$9,970,708
	Landstar System, Inc.	14,735	2,712,271
	Leidos Holdings, Inc.	62,669	9,351,468
	Lennox International, Inc.	5,741	3,070,804
	Leonardo DRS, Inc.	48,788	1,982,256
#*	Limbach Holdings, Inc.	6,477	646,210
	Lincoln Electric Holdings, Inc.	11,675	3,093,875
	Lindsay Corp.	5,377	602,063
*	Liquidity Services, Inc.	12,769	455,215
*	Loar Holdings, Inc.	4,994	280,263
	LSI Industries, Inc.	11,378	276,599
	Luxfer Holdings PLC	2,637	39,687
#*	Lyft, Inc., Class A	254,964	3,607,741
*	Manitowoc Co., Inc.	19,017	258,441
	ManpowerGroup, Inc.	21,781	659,311
	Marten Transport Ltd.	18,264	275,421
	Masco Corp.	52,747	3,788,290
*	MasTec, Inc.	25,388	10,004,141
*	Masterbrand, Inc.	20,665	185,572
*	Matrix Service Co.	11,781	159,279
	Maximus, Inc.	42,300	2,775,726
	McGrath RentCorp	12,056	1,332,791
*	Mercury Systems, Inc.	21,473	1,694,434
*	Microvast Holdings, Inc.	29,500	56,935
*	Middleby Corp.	21,839	3,065,322
	Miller Industries, Inc.	3,405	163,406
	MillerKnoll, Inc.	12,800	205,824
*	Mistras Group, Inc.	7,899	149,133
*	Mobile Infrastructure Corp.	2,527	4,650
*	Modine Manufacturing Co.	4,650	1,184,030
*	Montrose Environmental Group, Inc.	11,602	244,222
	Moog, Inc., Class A	9,335	2,812,729
	MSA Safety, Inc.	13,785	2,293,686
	MSC Industrial Direct Co., Inc., Class A	20,378	2,084,058
	Mueller Industries, Inc.	21,548	2,918,246
	Mueller Water Products, Inc., Class A	29,792	830,899
*	MYR Group, Inc.	4,600	1,862,126
*	Nephros, Inc.	3,337	10,545
*	Nextpower, Inc., Class A	85,500	10,185,615
	NL Industries, Inc.	3,400	20,400
	Nordson Corp.	16,512	4,762,886
	Northrop Grumman Corp.	15,164	8,787,235

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NPK International, Inc.	64,563	$1,055,605
	nVent Electric PLC	47,861	6,839,337
*	NWPX Infrastructure, Inc.	2,492	245,063
	Old Dominion Freight Line, Inc.	14,795	3,142,902
	Omega Flex, Inc.	4,891	154,164
*	OPENLANE, Inc.	51,154	1,608,282
*	Optex Systems Holdings, Inc.	711	7,636
*	Orion Energy Systems, Inc.	1,121	10,212
*	Orion Group Holdings, Inc.	4,256	57,967
	Oshkosh Corp.	29,703	4,642,579
	Otis Worldwide Corp.	54,344	4,232,311
	Owens Corning	5,453	672,573
	PACCAR, Inc.	127,944	15,199,747
*	PAMT Corp.	6,042	61,024
	Park Aerospace Corp.	14,265	483,013
	Parker-Hannifin Corp.	7,827	7,118,030
	Park-Ohio Holdings Corp.	3,500	101,325
*	Parsons Corp.	56,312	2,838,688
	Paychex, Inc.	90,415	8,375,141
	Paycom Software, Inc.	6,879	871,982
*	Paylocity Holding Corp.	8,121	856,684
	Pentair PLC	53,787	4,341,149
*	Perma-Pipe International Holdings, Inc.	987	32,305
*	Pioneer Power Solutions, Inc.	3,818	14,814
#	Pitney Bowes, Inc.	45,578	704,636
#*	Planet Labs PBC	160,562	5,935,977
#*	Plug Power, Inc.	292,428	915,300
	Powell Industries, Inc.	7,911	2,193,483
*	Power Solutions International, Inc.	2,806	205,596
	Preformed Line Products Co.	1,786	593,399
	Primoris Services Corp.	20,316	3,680,243
*	Proto Labs, Inc.	11,885	770,267
	Quad/Graphics, Inc.	7,409	55,123
	Quanex Building Products Corp.	2,762	55,074
	Quanta Services, Inc.	5,774	4,202,144
*	Radiant Logistics, Inc.	10,535	88,599
*	RBC Bearings, Inc.	5,983	3,584,356
*	RCM Technologies, Inc.	4,300	134,547
	Regal Rexnord Corp.	19,278	4,145,348
		Shares	Value†
INDUSTRIALS — (Continued)
*	Resideo Technologies, Inc.	75,801	$3,135,887
	Resources Connection, Inc.	2,825	11,978
	Robert Half, Inc.	5,687	151,331
*	Rocket Lab Corp.	45,436	3,748,924
	Rockwell Automation, Inc.	22,468	9,187,390
	Rollins, Inc.	56,687	3,159,167
	RTX Corp.	159,396	28,064,854
	Rush Enterprises, Inc. (RUSHA US), Class A	24,943	1,846,530
	Rush Enterprises, Inc. (RUSHB US), Class B	9,332	679,930
*	RXO, Inc.	22,253	444,392
	Ryder System, Inc.	12,008	3,047,270
*	Saia, Inc.	4,448	1,996,351
	Schneider National, Inc., Class B	22,266	692,250
	Science Applications International Corp.	26,725	2,586,178
	Sensata Technologies Holding PLC	35,169	1,464,437
*	Shoals Technologies Group, Inc., Class A	90,112	715,489
	Simpson Manufacturing Co., Inc.	14,188	2,706,077
*	SiteOne Landscape Supply, Inc.	13,363	1,684,406
	Snap-on, Inc.	15,110	5,793,174
*	SPX Technologies, Inc.	14,335	3,138,075
	SS&C Technologies Holdings, Inc.	98,020	6,792,786
*	StandardAero, Inc.	98,841	2,457,187
	Standex International Corp.	4,182	1,141,686
	Stanley Black & Decker, Inc.	29,484	2,304,469
*	Sterling Infrastructure, Inc.	9,785	5,045,342
*	Sunrun, Inc.	30,039	382,396
*	Symbotic, Inc.	8,226	486,157
	TaskUS, Inc., Class A	6,019	39,003
*	Taylor Devices, Inc.	260	14,430
*	Team, Inc.	331	5,776
*	TechPrecision Corp.	1,969	8,309
	Tecnoglass, Inc.	8,735	376,304
	Tennant Co.	7,000	581,280
	Terex Corp.	53,414	3,322,351
	Tetra Tech, Inc.	90,641	2,929,517

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Textron, Inc.	51,863	$4,976,774
*	Thermon Group Holdings, Inc.	13,041	788,850
*	TIC Solutions, Inc.	31,573	288,577
	Timken Co.	17,301	1,918,508
*	Titan International, Inc.	19,800	150,876
*	Titan Machinery, Inc.	12,204	255,186
	Toro Co.	28,691	2,730,522
	Trane Technologies PLC	26,205	12,907,011
*	Transcat, Inc.	3,684	280,352
	TransDigm Group, Inc.	7,176	8,324,017
	TransUnion	89,601	6,361,671
*	Trex Co., Inc.	13,007	509,874
	TriNet Group, Inc.	15,778	722,317
	Trinity Industries, Inc.	39,740	1,295,921
*	TrueBlue, Inc.	16,678	91,562
	Tutor Perini Corp.	27,914	2,593,769
	Twin Disc, Inc.	3,200	52,864
*	Uber Technologies, Inc.	296,496	22,121,567
	UFP Industries, Inc.	19,805	1,772,349
*	U-Haul Holding Co. (UHAL US)	8,590	441,182
	U-Haul Holding Co. (UHAL/B US)	71,499	3,409,787
	UL Solutions, Inc., Class A	17,039	1,541,859
*	Ultralife Corp.	1,376	9,494
	UniFirst Corp.	3,506	895,818
	United Parcel Service, Inc., Class B	68,840	7,489,792
	United Rentals, Inc.	19,777	18,982,756
	Universal Logistics Holdings, Inc.	7,757	186,789
#*	Upwork, Inc.	84,675	876,386
*	V2X, Inc.	8,132	551,431
	Valmont Industries, Inc.	4,297	2,183,048
	Veralto Corp.	88,379	7,795,028
	Verisk Analytics, Inc.	38,353	7,075,745
*	Verra Mobility Corp.	69,692	1,033,532
	Vertiv Holdings Co., Class A	45,896	15,076,377
*	Vicor Corp.	3,380	910,133
#	VSE Corp.	7,084	1,216,181
	Wabash National Corp.	13,445	116,837
#	Watsco, Inc. (WSO US)	7,739	3,388,444
	Watts Water Technologies, Inc., Class A	9,849	2,956,276
		Shares	Value†
INDUSTRIALS — (Continued)
	Werner Enterprises, Inc.	8,647	$318,815
	WESCO International, Inc.	27,574	9,626,635
	Westinghouse Air Brake Technologies Corp.	35,139	9,483,665
*	Willdan Group, Inc.	8,369	636,044
	Willis Lease Finance Corp.	3,285	637,783
#	WillScot Holdings Corp.	64,564	1,461,729
	Woodward, Inc.	15,440	5,604,566
	Worthington Enterprises, Inc.	12,181	661,063
	WW Grainger, Inc.	10,367	12,039,715
*	XPO, Inc.	18,824	4,143,727
	Xylem, Inc.	40,767	4,817,029
	Zurn Elkay Water Solutions Corp.	48,714	2,531,179
TOTAL INDUSTRIALS			1,128,596,755
INFORMATION TECHNOLOGY — (26.0%)
	A10 Networks, Inc.	23,192	618,763
	Accenture PLC, Class A	67,116	11,994,300
*	ACCESS Newswire, Inc.	1,103	8,714
*	ACI Worldwide, Inc.	34,521	1,491,998
*	ACM Research, Inc., Class A	11,094	573,449
	Adeia, Inc.	47,751	1,520,869
*	Adobe, Inc.	35,941	8,845,080
*	ADTRAN Holdings, Inc.	4,721	83,514
	Advanced Energy Industries, Inc.	7,617	2,924,242
*	Advanced Micro Devices, Inc.	110,627	39,216,165
*	Agilysys, Inc.	8,793	563,280
*	Alarm.com Holdings, Inc.	17,753	788,411
*	Ambarella, Inc.	14,155	973,864
	Amdocs Ltd.	34,348	2,221,285
	Amphenol Corp., Class A	90,643	13,348,995
*	Amplitude, Inc., Class A	9,456	67,232
*	Amtech Systems, Inc.	2,892	50,350
	Analog Devices, Inc.	26,163	10,524,328
#*	Appfolio, Inc., Class A	5,491	917,491
	Apple, Inc.	1,710,879	464,246,076
	Applied Materials, Inc.	98,382	38,810,715

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AppLovin Corp., Class A	29,728	$13,269,093
*	Arista Networks, Inc.	71,130	12,284,862
*	Arrow Electronics, Inc.	25,004	4,696,501
*	AstroNova, Inc.	663	9,017
*	Atlassian Corp., Class A	3,158	216,607
#*	Aurora Innovation, Inc.	139,678	821,307
*	Autodesk, Inc.	40,160	9,517,920
*	AvePoint, Inc.	31,755	309,611
*	Aviat Networks, Inc.	2,930	67,185
	Avnet, Inc.	51,291	4,232,020
*	Aware, Inc.	44,400	51,504
*	Axcelis Technologies, Inc.	9,656	1,343,246
*	Backblaze, Inc., Class A	14,989	64,153
#	Badger Meter, Inc.	5,541	669,962
	Bel Fuse, Inc. (BELFA US), Class A	158	38,465
	Bel Fuse, Inc. (BELFB US), Class B	2,606	718,839
	Belden, Inc.	8,794	989,149
	Benchmark Electronics, Inc.	15,479	1,270,052
#	Bentley Systems, Inc., Class B	70,938	2,313,998
*	Bill Holdings, Inc.	39,455	1,499,290
*	BK Technologies Corp.	207	19,947
*	Blackbaud, Inc.	12,890	479,121
*	BlackLine, Inc.	16,818	525,562
*	Box, Inc., Class A	39,920	966,064
	Broadcom, Inc.	487,257	203,395,689
*	Cadence Design Systems, Inc.	18,473	6,088,516
*	Calix, Inc.	19,484	848,723
	CDW Corp.	30,447	4,168,499
*	Cerence, Inc.	13,161	119,765
*	CEVA, Inc.	10,196	311,386
*	Ciena Corp.	36,993	19,516,767
#*	Cipher Digital, Inc.	81,388	1,443,823
*	Cirrus Logic, Inc.	17,116	2,791,277
	Cisco Systems, Inc.	455,202	41,650,983
#*	Cleanspark, Inc.	80,853	1,013,088
	Clear Secure, Inc., Class A	25,749	1,374,739
*	Clearfield, Inc.	2,900	83,781
	Climb Global Solutions, Inc.	3,920	65,386
	Cognex Corp.	50,931	2,827,180
	Cognizant Technology Solutions Corp., Class A	84,762	4,483,910
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cohu, Inc.	10,806	$511,664
*	Commvault Systems, Inc.	3,542	350,233
*	Comtech Telecommunications Corp.	1,862	6,554
*	Consensus Cloud Solutions, Inc.	5,537	143,298
*	Corsair Gaming, Inc.	10,405	70,650
*	Credo Technology Group Holding Ltd.	19,877	3,458,797
*	Crexendo, Inc.	3,157	20,647
*	Crowdstrike Holdings, Inc., Class A	8,251	3,677,883
	CSP, Inc.	1,100	10,219
*	CVD Equipment Corp.	115	780
*	Daily Journal Corp.	710	375,420
*	Daktronics, Inc.	24,371	479,134
*	Data I/O Corp.	4,622	12,526
*	Datadog, Inc., Class A	30,567	4,040,652
	Dell Technologies, Inc., Class C	35,057	7,325,160
*	Diebold Nixdorf, Inc.	6,843	525,611
*	Digi International, Inc.	14,309	801,876
*	Digital Turbine, Inc.	57,792	204,006
*	Docusign, Inc.	24,462	1,125,007
	Dolby Laboratories, Inc., Class A	21,149	1,356,497
*	Dropbox, Inc., Class A	46,818	1,137,209
*	DXC Technology Co.	37,392	423,277
*	Dynatrace, Inc.	91,501	3,313,251
*	eGain Corp.	5,400	40,824
*	Electro-Sensors, Inc.	1,026	7,839
#*	Enphase Energy, Inc.	34,350	1,132,176
	Entegris, Inc.	24,893	3,519,372
#*	EPAM Systems, Inc.	17,419	1,981,934
	ePlus, Inc.	8,658	733,246
*	Everforth, Inc.	16,104	339,794
*	F5, Inc.	18,800	6,089,320
*	Fabrinet	2,850	1,947,889
*	Fair Isaac Corp.	3,053	3,129,325
*	Fastly, Inc., Class A	27,169	686,153
*	Flex Ltd.	35,369	3,238,032
*	FormFactor, Inc.	18,445	2,507,229
*	Fortinet, Inc.	126,155	10,636,128
	Franklin Wireless Corp.	1,509	5,704
*	Frequency Electronics, Inc.	619	31,049
#*	Gartner, Inc.	15,549	2,308,871
	Gen Digital, Inc.	209,749	4,046,058
*	Globant SA	4,455	183,680
*	GoDaddy, Inc., Class A	25,788	2,238,140

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Grid Dynamics Holdings, Inc.	21,687	$123,399
*	Guidewire Software, Inc.	15,197	2,103,113
	Hackett Group, Inc.	10,635	137,298
*	Harmonic, Inc.	39,129	447,244
	Hewlett Packard Enterprise Co.	418,580	12,042,547
	HP, Inc.	195,327	4,074,521
*	HubSpot, Inc.	3,347	742,231
*	I3 Verticals, Inc., Class A	7,391	166,667
*	Ichor Holdings Ltd.	8,681	572,686
*	Identiv, Inc.	1,496	7,091
#*	indie Semiconductor, Inc., Class A	72,735	328,035
	Information Services Group, Inc.	10,339	42,183
*	Insight Enterprises, Inc.	12,393	903,450
*	Intel Corp.	238,973	22,578,169
*	Intellicheck, Inc.	3,718	29,707
*	Intellinetics, Inc.	379	2,721
#	InterDigital, Inc.	7,345	2,178,233
	International Business Machines Corp.	131,284	30,323,978
	Intuit, Inc.	27,257	10,589,344
#*	IonQ, Inc.	18,007	812,476
*	IPG Photonics Corp.	10,284	1,222,973
*	Itron, Inc.	16,370	1,371,806
	Jabil, Inc.	12,120	4,090,379
*	Keysight Technologies, Inc.	15,904	5,564,969
*	Kimball Electronics, Inc.	4,836	130,620
	KLA Corp.	16,974	29,710,441
*	Klaviyo, Inc., Class A	7,051	141,655
	Kulicke & Soffa Industries, Inc.	12,229	1,045,579
*	KVH Industries, Inc.	1,119	10,183
*	Kyndryl Holdings, Inc.	46,384	641,027
	Lam Research Corp.	94,344	24,327,544
*	Lantronix, Inc.	3,255	21,841
*	Lattice Semiconductor Corp.	20,174	2,466,877
*	LGL Group, Inc.	400	2,780
#*	Life360, Inc.	6,902	297,407
*	LiveRamp Holdings, Inc.	28,086	820,954
*	Lumentum Holdings, Inc.	1	902
*	MACOM Technology Solutions Holdings, Inc.	6,947	1,956,345
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Manhattan Associates, Inc.	12,492	$1,722,522
	Marvell Technology, Inc.	74,360	12,280,554
*	MaxLinear, Inc.	2,239	158,409
	Methode Electronics, Inc.	16,000	128,320
	Microsoft Corp.	467,868	190,787,213
*	Mirion Technologies, Inc.	102,816	2,030,616
*	Mitek Systems, Inc.	19,733	275,473
	MKS, Inc.	10,722	3,042,367
#*	MongoDB, Inc.	17,575	4,408,337
	Monolithic Power Systems, Inc.	2,668	4,307,246
	Motorola Solutions, Inc.	26,733	11,736,589
*	M-Tron Industries, Inc.	314	20,969
	Napco Security Technologies, Inc.	7,858	367,361
*	nCino, Inc.	6,394	111,767
*	NCR Voyix Corp.	21,000	144,690
	NetApp, Inc.	64,054	7,095,262
*	NETGEAR, Inc.	16,273	411,219
*	NetScout Systems, Inc.	29,475	993,307
*	NetSol Technologies, Inc.	26,556	90,290
*	Nortech Systems, Inc.	126	1,719
*	Novanta, Inc.	10,203	1,321,595
*	Nutanix, Inc., Class A	60,495	2,473,641
	NVIDIA Corp.	2,768,026	552,414,949
*	Okta, Inc.	53,264	3,922,894
	OneSpan, Inc.	14,569	168,709
*	Onto Innovation, Inc.	4,558	1,344,883
*	Ooma, Inc.	716	11,685
*	Optical Cable Corp.	1,610	16,583
	Oracle Corp.	142,177	22,945,946
*	Palantir Technologies, Inc., Class A	104,386	14,521,136
*	Palo Alto Networks, Inc.	48,739	8,739,877
*	PAR Technology Corp.	3,851	51,757
	PC Connection, Inc.	13,067	832,891
*	PDF Solutions, Inc.	9,700	415,645
	Pegasystems, Inc.	45,210	1,652,425
*	Penguin Solutions, Inc.	19,446	591,353
*	Photronics, Inc.	20,014	990,293
*»	Pivotal Software, Inc.	6,142	0
*	Plexus Corp.	6,601	1,654,079
*	Porch Group, Inc.	20,767	199,986
	Power Integrations, Inc.	9,948	723,319
*	Powerfleet, Inc. NJ	40,837	131,495

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Procore Technologies, Inc.	18,027	$1,019,968
*	Progress Software Corp.	12,796	356,369
*	PTC, Inc.	35,918	4,895,623
*	Pure Storage, Inc., Class A	50,612	3,616,227
*	Q2 Holdings, Inc.	7,561	383,721
	Qnity Electronics, Inc.	2	281
	QUALCOMM, Inc.	182,262	32,730,610
*	Qualys, Inc.	6,762	587,821
	Ralliant Corp.	29,585	1,344,342
*	Rambus, Inc.	28,013	3,224,576
*	Red Violet, Inc.	1,433	53,637
*	Research Solutions, Inc.	1,852	4,704
*	RF Industries Ltd.	3,146	45,711
*	Ribbon Communications, Inc.	11,503	30,368
	Richardson Electronics Ltd.	500	7,200
*	Rimini Street, Inc.	5,826	19,867
	RingCentral, Inc., Class A	22,492	904,628
#*	Riot Platforms, Inc.	78,389	1,351,426
	Roper Technologies, Inc.	9,205	3,266,026
*	SailPoint, Inc.	41,737	476,637
#	Salesforce, Inc.	71,951	12,701,510
*	Samsara, Inc., Class A	69,732	2,004,098
*	Sandisk Corp.	200	219,302
*	ScanSource, Inc.	10,764	442,616
*	Semtech Corp.	3,358	352,758
*	SentinelOne, Inc., Class A	79,907	1,131,483
*	ServiceNow, Inc.	42,470	3,750,526
*	Silicon Laboratories, Inc.	8,396	1,827,809
*	SiTime Corp.	1,778	999,503
#	Skyworks Solutions, Inc.	35,063	2,460,371
*	Sono-Tek Corp.	3,001	16,445
*	Sprinklr, Inc., Class A	55,578	273,444
#*	Super Micro Computer, Inc.	150,174	4,114,768
#*	Synaptics, Inc.	16,223	1,518,311
*	Synopsys, Inc.	18,217	8,791,524
*	T Stamp, Inc., Class A	4,078	10,317
	TD SYNNEX Corp.	28,903	6,595,087
	TE Connectivity PLC	70,867	14,999,709
*	Teledyne Technologies, Inc.	4,657	3,007,723
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Telos Corp.	27,232	$116,281
*	Teradata Corp.	31,056	818,326
	Teradyne, Inc.	18,445	6,335,304
*	TransAct Technologies, Inc.	3,648	12,148
*	Trimble, Inc.	66,804	4,497,245
*	Trio-Tech International	3,584	50,427
*	Turtle Beach Corp.	3,172	36,541
*	Twilio, Inc., Class A	53,626	7,939,866
*	Tyler Technologies, Inc.	2,963	1,010,798
#*	UiPath, Inc., Class A	228,956	2,358,247
*	Ultra Clean Holdings, Inc.	6,977	545,253
*	Unity Software, Inc.	133,057	3,515,366
	Universal Display Corp.	8,328	725,286
*	Veeco Instruments, Inc.	17,443	869,534
*	Viasat, Inc.	42,252	2,784,829
*	Viavi Solutions, Inc.	40,117	2,102,131
*	Vistance Networks, Inc.	41,776	534,524
	Vontier Corp.	68,747	2,466,642
*	WidePoint Corp.	3,408	21,607
*	Workday, Inc., Class A	6,598	807,595
	Xerox Holdings Corp.	36,283	81,637
*	Xperi, Inc.	22,459	150,251
*	Yext, Inc.	35,168	135,748
*	Zebra Technologies Corp., Class A	14,897	3,370,595
#*	Zeta Global Holdings Corp., Class A	68,442	1,260,702
*	Zoom Communications, Inc.	74,999	7,286,153
*	Zscaler, Inc.	6,047	790,222
TOTAL INFORMATION TECHNOLOGY			2,207,948,272
MATERIALS — (2.6%)
	Albemarle Corp.	33,709	6,630,560
	Amcor PLC	116,054	4,414,694
*	American Vanguard Corp.	27,693	79,756
*	Ampco-Pittsburgh Corp.	6,695	73,109
	AptarGroup, Inc.	22,814	2,821,636
	Ardagh Metal Packaging SA	102,394	394,217
	Ashland, Inc.	16,052	854,930
	Avery Dennison Corp.	39,427	6,463,268
	Avient Corp.	43,734	1,621,657

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Axalta Coating Systems Ltd.	117,733	$3,348,327
	Balchem Corp.	10,968	1,772,648
	Ball Corp.	99,498	6,077,338
	Caledonia Mining Corp. PLC	1,217	27,869
	Celanese Corp.	17,329	1,174,213
*	Coeur Mining, Inc. CDE US	45,578	819,037
	Commercial Metals Co.	25,047	1,727,241
*	Compass Minerals International, Inc.	11,971	319,745
*	Core Molding Technologies, Inc.	648	17,464
	Corteva, Inc.	140,491	11,381,176
	Crown Holdings, Inc.	51,037	5,017,447
	DuPont de Nemours, Inc.	127,191	5,807,541
	Ecolab, Inc.	81,557	21,253,754
	Element Solutions, Inc.	146,782	6,251,445
	Flexible Solutions International, Inc.	3,279	20,330
*	Flotek Industries, Inc.	15,771	266,530
	Graphic Packaging Holding Co.	58,275	555,361
	Greif, Inc. (GEF US), Class A	13,296	867,431
	Greif, Inc. (GEF/B US), Class B	1,339	107,441
	Hawkins, Inc.	9,451	1,582,570
#	HB Fuller Co.	21,660	1,310,863
	Hecla Mining Co.	234,563	4,226,825
	Huntsman Corp.	80,035	1,150,103
*	Ingevity Corp.	7,755	590,853
	Innospec, Inc.	8,784	669,868
	International Flavors & Fragrances, Inc.	66,925	4,698,135
	International Paper Co.	45,921	1,396,917
*	Intrepid Potash, Inc.	1,876	74,233
*	Ivanhoe Electric, Inc.	23,561	302,288
	Kaiser Aluminum Corp.	3,297	561,908
*	Knife River Corp.	17,177	1,589,731
	Koppers Holdings, Inc.	10,873	443,945
	Louisiana-Pacific Corp.	20,455	1,476,646
	Martin Marietta Materials, Inc.	1,080	668,596
	Materion Corp.	7,608	1,398,427
	Mativ Holdings, Inc.	26,500	245,920
*	McEwen, Inc.	15,499	336,018
		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	14,244	$1,024,713
	Mosaic Co.	69,901	1,626,596
	Myers Industries, Inc.	14,032	289,200
	NewMarket Corp.	3,605	2,435,610
	Newmont Corp.	118,892	13,207,712
	Nexa Resources SA	1,219	18,419
	Nucor Corp.	19,014	4,283,664
	Packaging Corp. of America	16,470	3,515,522
*	Perimeter Solutions, Inc.	82,328	2,494,538
	PPG Industries, Inc.	83,720	9,083,620
	Quaker Chemical Corp.	11,529	1,566,676
*	Ranpak Holdings Corp.	39,464	200,872
*	Rayonier Advanced Materials, Inc.	11,577	109,866
	Reliance, Inc.	28,644	10,383,450
††	Resolute Forest Products, Inc.	1,960	522
	Royal Gold, Inc.	40,152	9,370,674
	RPM International, Inc.	80,617	8,214,066
	Ryerson Holding Corp.	38,201	1,058,550
	Scotts Miracle-Gro Co.	18,522	1,161,329
	Sensient Technologies Corp.	13,086	1,487,093
	Sherwin-Williams Co.	48,552	15,614,809
	Silgan Holdings, Inc.	37,999	1,540,859
#	Smurfit Westrock PLC	68,099	2,614,321
	Solstice Advanced Materials, Inc.	26,537	2,174,707
#	Sonoco Products Co.	21,409	1,069,594
#	Southern Copper Corp.	5,241	899,827
	Steel Dynamics, Inc.	12,048	2,754,896
	Stepan Co.	13,242	662,497
	Sylvamo Corp.	9,750	416,618
	TriMas Corp.	27,366	1,013,089
	Vulcan Materials Co.	21,738	6,559,224
	Worthington Steel, Inc.	23,208	891,883
TOTAL MATERIALS			220,635,027
REAL ESTATE — (0.3%)
*	AMREP Corp.	308	8,485
*	CBRE Group, Inc., Class A	53,952	7,700,569
*	Compass, Inc., Class A	102,901	778,961
*	CoStar Group, Inc.	49,964	1,729,254
*	Cushman & Wakefield Ltd.	84,225	1,182,519

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Douglas Elliman, Inc.	19,654	$39,504
	eXp World Holdings, Inc.	23,090	143,620
*	Five Point Holdings LLC, Class A	17,500	87,150
*	Forestar Group, Inc.	3,145	88,878
*	FRP Holdings, Inc.	237	4,979
*	Howard Hughes Holdings, Inc.	4,486	279,343
*	Jones Lang LaSalle, Inc.	18,005	5,727,931
	Marcus & Millichap, Inc.	16,545	459,785
*	Maui Land & Pineapple Co., Inc.	154	2,390
	Newmark Group, Inc., Class A	65,104	1,049,476
#*	Opendoor Technologies, Inc.	38,858	209,056
*	Seaport Entertainment Group, Inc.	3,179	70,860
*	Stratus Properties, Inc.	3,500	105,910
*	Zillow Group, Inc. (Z US), Class C	44,979	1,997,068
*	Zillow Group, Inc. (ZG US), Class A	5,606	250,084
TOTAL REAL ESTATE			21,915,822
UTILITIES — (0.9%)
	American States Water Co.	16,756	1,261,559
	American Water Works Co., Inc.	54,823	7,040,370
	Artesian Resources Corp., Class A	381	11,929
	Atmos Energy Corp.	28,081	5,334,828
	California Water Service Group	24,812	1,048,059
	Chesapeake Utilities Corp.	3,925	495,021
	Clearway Energy, Inc. (CWEN US), Class C	11,962	482,786
	Clearway Energy, Inc. (CWENA US), Class A	4,550	183,957
	Consolidated Edison, Inc.	52,869	5,894,365
	Consolidated Water Co. Ltd.	2,963	94,964
		Shares	Value†
UTILITIES — (Continued)
	Constellation Energy Corp.	11,084	$3,469,292
	Edison International	116,538	8,098,226
	Essential Utilities, Inc.	86,843	3,317,403
	Eversource Energy	154,177	10,900,314
	Exelon Corp.	146,826	6,752,528
	Genie Energy Ltd., Class B	21,350	298,260
	H2O America	11,828	664,615
	MDU Resources Group, Inc.	14,447	325,491
	Middlesex Water Co.	5,275	268,392
	New Jersey Resources Corp.	61,595	3,468,415
	Northwest Natural Holding Co.	17,154	909,162
	ONE Gas, Inc.	18,088	1,613,811
	Ormat Technologies, Inc.	14,747	1,694,430
	Public Service Enterprise Group, Inc.	8,643	705,787
*	Pure Cycle Corp.	11,593	133,783
	RGC Resources, Inc.	517	11,751
	Southwest Gas Holdings, Inc.	28,726	2,701,680
	Spire, Inc.	21,510	1,961,282
*	Spruce Power Holding Corp.	2,658	8,851
	UGI Corp.	68,444	2,470,144
	Unitil Corp.	4,995	262,038
	York Water Co.	1,961	56,908
TOTAL UTILITIES			71,940,401
TOTAL COMMON STOCKS			8,320,812,135
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	GameStop Corp. Warrants 10/30/2026	2,215	8,129
*»	Rent the Runway, Inc.	319	138
TOTAL CONSUMER DISCRETIONARY			8,267
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	18,141	3,345
TOTAL RIGHTS/WARRANTS			11,612

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MONEY MARKET FUNDS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	18,975,514	$18,975,514
TOTAL INVESTMENT SECURITIES (Cost $3,918,150,690)			8,339,799,261
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	12,763,667	$147,611,808
TOTAL INVESTMENTS — (100.0%)
(Cost $4,065,764,424)			$8,487,411,069
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$865,946,301	$10,542	—	$865,956,843
Consumer Discretionary	1,000,163,098	—	—	1,000,163,098
Consumer Staples	381,315,392	—	—	381,315,392
Energy	173,458,694	—	—	173,458,694
Financials	1,418,216,772	—	—	1,418,216,772
Health Care	830,522,821	468	$141,770	830,665,059
Industrials	1,128,585,750	11,005	—	1,128,596,755
Information Technology	2,207,948,272	—	—	2,207,948,272
Materials	220,634,505	—	522	220,635,027
Real Estate	21,915,822	—	—	21,915,822
Utilities	71,940,401	—	—	71,940,401
Rights/Warrants
Consumer Discretionary	—	8,267	—	8,267
Information Technology	—	3,345	—	3,345
Securities Lending Collateral	—	147,611,808	—	147,611,808
Money Market Funds	18,975,514	—	—	18,975,514
Total Investments in Securities	$8,339,623,342	$147,645,435	$142,292˂˃	$8,487,411,069

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (2.9%)
*	Anterix, Inc.	5,642	$272,621
	Array Digital Infrastructure, Inc.	15,565	773,425
	ATN International, Inc.	4,582	127,975
*	Bandwidth, Inc., Class A	8,289	305,118
*	Boston Omaha Corp., Class A	7,432	89,333
*	Cable One, Inc.	574	52,515
*	Cars.com, Inc.	23,754	261,056
*	DHI Group, Inc.	341	815
*	DoubleVerify Holdings, Inc.	23,135	254,948
*	EverQuote, Inc., Class A	9,613	138,619
*	EW Scripps Co., Class A	30,001	143,705
*	GCI Liberty, Inc. (GLBKV US), Class C	14,118	483,542
*	GCI Liberty, Inc. (GLIBA US), Class A	1,477	51,488
	Gray Media, Inc. GTN US	28,773	162,280
	John Wiley & Sons, Inc. (WLY US), Class A	12,664	518,338
*	Liberty Global Ltd. (LBTYA US), Class A	36,793	426,063
*	Liberty Global Ltd. (LBTYK US), Class C	39,769	450,980
*	Liberty Latin America Ltd. (LILA US), Class A	12,140	98,577
*	Liberty Latin America Ltd. (LILAK US), Class C	51,698	429,610
*	Magnite, Inc.	32,536	416,949
	Marcus Corp.	7,615	134,176
#	News Corp. (NWS US), Class B	35,494	1,081,857
	News Corp. (NWSA US), Class A	72,457	1,907,068
	Nexstar Media Group, Inc.	6,270	1,305,038
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Paramount Skydance Corp., Class B	61,134	$626,012
*	PubMatic, Inc., Class A	8,521	83,335
*	Reservoir Media, Inc.	12,049	121,213
#	Scholastic Corp.	9,082	366,550
	Shenandoah Telecommunications Co.	4,200	66,066
	Shutterstock, Inc.	4,436	71,730
	Sinclair, Inc.	11,765	182,946
	Sirius XM Holdings, Inc.	46,763	1,259,795
	Spok Holdings, Inc.	3,568	38,142
*	Stagwell, Inc.	62,859	394,126
	Telephone & Data Systems, Inc.	31,294	1,410,108
*	TripAdvisor, Inc.	43,906	488,674
*	Versant Media Group, Inc.	15,230	612,094
#*	Yelp, Inc.	18,282	504,583
*	Ziff Davis, Inc.	14,078	644,209
*	ZoomInfo Technologies, Inc.	110,871	692,944
TOTAL COMMUNICATION SERVICES			17,448,623
CONSUMER DISCRETIONARY — (15.5%)
*	Abercrombie & Fitch Co., Class A	10,753	917,769
#	Academy Sports & Outdoors, Inc.	23,999	1,316,105
*	Adient PLC	7,406	155,896
	ADT, Inc.	279,220	2,102,527
	Advance Auto Parts, Inc.	20,530	1,221,740
	American Eagle Outfitters, Inc.	51,762	901,694
*	American Public Education, Inc.	2,230	129,675
*	Aptiv PLC	3,757	226,397
	Aramark	57,662	2,634,577
	Arhaus, Inc.	17,969	132,971
	Arko Corp.	34,937	230,584
*	Asbury Automotive Group, Inc.	7,686	1,565,561
	Autoliv, Inc.	3,531	409,349
*	AutoNation, Inc.	10,667	2,265,457

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bassett Furniture Industries, Inc.	2,964	$43,215
*	Beazer Homes USA, Inc.	538	11,615
#*	Birkenstock Holding PLC	43,662	1,691,466
*	BJ's Restaurants, Inc.	7,274	279,322
	Bloomin' Brands, Inc.	31,711	193,437
	BorgWarner, Inc.	70,450	4,013,537
*	Bright Horizons Family Solutions, Inc.	12,409	1,006,494
	Brunswick Corp.	19,261	1,530,286
	Build-A-Bear Workshop, Inc.	4,463	164,863
*	Caesars Entertainment, Inc.	44,221	1,229,344
*	Callaway Golf Co.	33,516	512,795
	Camping World Holdings, Inc., Class A	13,392	109,680
*	Capri Holdings Ltd.	3,991	77,864
*	CarMax, Inc.	28,249	1,110,468
	Carriage Services, Inc.	5,412	265,729
	Carter's, Inc.	13,211	477,181
	Century Communities, Inc.	9,462	530,061
*	Champion Homes, Inc.	14,158	1,079,264
*	Citi Trends, Inc.	2,972	144,766
	Columbia Sportswear Co.	10,353	630,705
*	Covista, Inc.	15,236	1,755,492
	Cricut, Inc., Class A	21,857	94,204
*	Crocs, Inc.	8,181	834,298
	Dana, Inc.	41,049	1,496,236
*	Dauch Corp.	46,916	267,890
*	Dave & Buster's Entertainment, Inc.	4,123	46,466
	Designer Brands, Inc., Class A	2,651	19,883
*	Dorman Products, Inc.	9,227	1,038,130
*	Dream Finders Homes, Inc., Class A	13,847	202,166
*	El Pollo Loco Holdings, Inc.	12,859	173,854
	Escalade, Inc.	2,840	53,108
	Ethan Allen Interiors, Inc.	7,188	153,392
*	First Watch Restaurant Group, Inc.	16,339	214,368
	Flexsteel Industries, Inc.	1,625	89,863
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Floor & Decor Holdings, Inc., Class A	23,890	$1,156,276
*	Fox Factory Holding Corp.	2,600	46,150
*	Funko, Inc., Class A	1,905	8,401
	Gap, Inc.	119,066	2,927,833
*	Genesco, Inc.	3,333	118,288
	Gentex Corp.	51,036	1,179,442
*	Gentherm, Inc.	5,329	160,403
	Genuine Parts Co.	5,328	571,321
*	GigaCloud Technology, Inc., Class A	4,529	201,495
	G-III Apparel Group Ltd.	13,642	425,494
*	Global Business Travel Group I	12,289	72,014
	Gold.com, Inc.	3,086	139,456
»	Golden Entertainment, Inc.	3,441	90,630
*	Goodyear Tire & Rubber Co.	40,580	287,306
	Graham Holdings Co., Class B	1,065	1,195,473
*	Green Brick Partners, Inc.	14,247	960,818
	Group 1 Automotive, Inc.	4,995	1,782,566
	Hamilton Beach Brands Holding Co., Class A	3,030	63,054
	Harley-Davidson, Inc.	26,707	638,030
	Haverty Furniture Cos., Inc. (HVT US)	4,883	108,110
*	Hilton Grand Vacations, Inc.	22,673	1,064,951
	Hooker Furnishings Corp.	880	10,692
*	Hovnanian Enterprises, Inc., Class A	1,720	193,397
	J Jill, Inc.	5,122	65,254
	JAKKS Pacific, Inc.	2,878	62,625
#	KB Home	18,185	963,623
	Kohl's Corp.	21,567	305,604
*	Lands' End, Inc.	2,531	28,575
*	Latham Group, Inc.	20,733	125,849
	La-Z-Boy, Inc.	12,947	449,779
	LCI Industries	7,306	871,021
	Lear Corp.	20,504	2,606,674
*	Legacy Housing Corp.	7,050	153,338
*	Liberty Live Holdings, Inc., Class A	2,178	198,655
*	Liberty Live Holdings, Inc., Class C	1,982	185,515

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Life Time Group Holdings, Inc.	50,630	$1,357,390
	Lithia Motors, Inc.	9,587	2,781,380
	LKQ Corp.	102,151	3,225,929
*	Lovesac Co.	2,939	46,466
	Macy's, Inc.	105,090	2,054,510
*	Malibu Boats, Inc., Class A	2,401	61,466
	Marine Products Corp.	4,814	38,127
	Marriott Vacations Worldwide Corp.	991	71,362
*	MasterCraft Boat Holdings, Inc.	4,007	93,563
*	Mattel, Inc.	100,208	1,511,137
	Matthews International Corp., Class A	11,832	337,685
*	MGM Resorts International	4,892	190,494
*	Mister Car Wash, Inc.	33,357	236,168
*	Mohawk Industries, Inc.	17,686	1,866,934
	Monarch Casino & Resort, Inc.	1,391	165,098
*	Motorcar Parts of America, Inc.	7,082	79,460
	Movado Group, Inc.	2,161	58,866
*	National Vision Holdings, Inc.	21,814	506,521
	Oxford Industries, Inc.	4,327	185,369
	Patrick Industries, Inc.	6,499	604,407
	Penske Automotive Group, Inc.	14,164	2,429,409
	Perdoceo Education Corp.	20,573	698,248
*	Petco Health & Wellness Co., Inc.	24,451	69,441
	Phinia, Inc.	15,197	1,096,464
*	Pursuit Attractions & Hospitality, Inc.	984	41,407
	PVH Corp.	7,939	725,942
	RCI Hospitality Holdings, Inc.	1,296	32,426
	Rocky Brands, Inc.	2,544	93,288
*	Sally Beauty Holdings, Inc.	36,609	519,116
*	Savers Value Village, Inc.	17,764	150,106
	Shoe Carnival, Inc.	8,081	149,660
	Signet Jewelers Ltd.	13,208	1,175,908
	Sonic Automotive, Inc., Class A	7,204	567,315
	Standard Motor Products, Inc.	8,502	317,720
	Steven Madden Ltd.	13,650	512,694
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Strategic Education, Inc.	7,143	$560,011
*	Strattec Security Corp.	1,052	79,174
*	Stride, Inc.	10,790	1,048,356
*	Target Hospitality Corp.	8,431	122,587
*	Taylor Morrison Home Corp.	38,627	2,346,204
	Thor Industries, Inc.	20,886	1,650,829
	Toll Brothers, Inc.	34,478	4,900,703
*	Under Armour, Inc. (UAA US), Class A	41,577	261,519
	Upbound Group, Inc.	22,889	452,287
*	Urban Outfitters, Inc.	26,372	1,855,007
*	Versigent PLC	1,252	43,782
	Visteon Corp.	10,787	1,205,016
	Weyco Group, Inc.	3,084	101,741
#	Whirlpool Corp.	9,052	507,455
	Winnebago Industries, Inc.	3,102	101,156
*	Zumiez, Inc.	5,063	124,398
TOTAL CONSUMER DISCRETIONARY			94,581,557
CONSUMER STAPLES — (5.1%)
	Albertsons Cos., Inc., Class A	149,678	2,522,074
	Andersons, Inc.	10,801	848,311
	B&G Foods, Inc.	26,631	147,536
*	Boston Beer Co., Inc. , Class A	1,922	455,591
#	Brown-Forman Corp. (BF/A US), Class A	19,054	500,739
#	Brown-Forman Corp. (BFB US), Class B	59,847	1,542,257
	Calavo Growers, Inc.	2,115	59,558
#	Campbell's Co.	83,127	1,728,210
*	Central Garden & Pet Co. (CENT US)	3,200	118,464
*	Central Garden & Pet Co. (CENTA US), Class A	15,767	529,141
#	Conagra Brands, Inc.	112,134	1,609,123
*	Coty, Inc., Class A	90,378	222,330
	Dole PLC	37,601	570,783
	Flowers Foods, Inc.	44,654	404,565
*	Freshpet, Inc.	345	23,246
*	Grocery Outlet Holding Corp.	11,525	91,163
	Ingles Markets, Inc., Class A	4,152	379,783
	Ingredion, Inc.	23,769	2,655,948
	Interparfums, Inc.	6,362	580,342

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	J&J Snack Foods Corp.	2,600	$229,476
	J.M. Smucker Co.	32,023	3,139,215
	John B Sanfilippo & Son, Inc.	3,004	245,697
	Lamb Weston Holdings, Inc.	1,635	71,204
*	Maplebear, Inc.	34,784	1,473,102
	Marzetti Co.	600	78,168
	McCormick & Co., Inc. (MKC US)	31,205	1,586,462
#*	Mission Produce, Inc.	18,175	251,906
	Molson Coors Beverage Co., Class B	73,240	3,130,278
	Natural Grocers by Vitamin Cottage, Inc.	6,830	197,797
*	Nature's Sunshine Products, Inc.	5,811	157,827
	Nu Skin Enterprises, Inc., Class A	4,471	32,638
	Oil-Dri Corp. of America	1,415	103,224
	PriceSmart, Inc.	8,700	1,365,204
	Primo Brands Corp.	5,233	106,649
	Reynolds Consumer Products, Inc.	46,482	974,728
*	Seneca Foods Corp. (SENEA US), Class A	1,783	249,370
	Spectrum Brands Holdings, Inc.	6,675	551,355
	Tootsie Roll Industries, Inc.	6,180	260,920
»	TreeHouse Foods, Inc.	9,917	19,140
*	United Natural Foods, Inc.	17,075	854,091
*	USANA Health Sciences, Inc.	1,482	28,232
	Village Super Market, Inc., Class A	4,119	177,488
*	Vital Farms, Inc.	6,973	95,181
»	Walgreens Boots Alliance, Inc.	18,138	9,613
	Weis Markets, Inc.	7,829	549,439
TOTAL CONSUMER STAPLES			30,927,568
ENERGY — (3.3%)
	Atlas Energy Solutions, Inc.	15,403	267,704
	Bristow Group, Inc.	11,433	561,703
		Shares	Value†
ENERGY — (Continued)
	Cactus, Inc., Class A	13,365	$744,698
	Core Laboratories, Inc.	12,327	180,590
*	Expro Group Holdings NV	30,399	553,566
*	Forum Energy Technologies, Inc.	2,832	178,048
*	Helix Energy Solutions Group, Inc.	37,419	387,287
	HF Sinclair Corp.	49,727	3,342,152
*	Innovex International, Inc.	24,958	693,084
	Kodiak Gas Services, Inc.	10,995	745,461
*	National Energy Services Reunited Corp.	28,806	718,421
	Natural Gas Services Group, Inc.	5,097	207,397
	NOV, Inc.	103,011	2,107,605
*	Oceaneering International, Inc.	27,718	1,040,534
*	Oil States International, Inc.	15,718	180,442
	Patterson-UTI Energy, Inc.	149,894	1,831,705
	PBF Energy, Inc., Class A	17,043	738,984
	Ranger Energy Services, Inc., Class A	9,245	161,418
*	REX American Resources Corp.	11,962	580,157
	RPC, Inc.	84,182	663,354
*	Seadrill Ltd.	17,864	887,662
	Select Water Solutions, Inc.	32,037	535,979
*	Transocean Ltd.	135,072	921,191
*	Valaris Ltd.	16,816	1,714,896
TOTAL ENERGY			19,944,038
FINANCIALS — (27.4%)
	1st Source Corp.	5,488	403,533
	ACNB Corp.	2,280	115,573
	Affiliated Managers Group, Inc.	7,249	2,136,063
	Alerus Financial Corp.	5,021	135,266
	Ally Financial, Inc.	70,800	3,142,812
	Amalgamated Financial Corp.	7,220	295,154
	American Coastal Insurance Corp.	13,656	162,506

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	13,872	$1,848,721
	Ameris Bancorp	15,570	1,327,342
	Ames National Corp.	2,367	66,702
	Arrow Financial Corp.	3,500	128,975
	Associated Banc-Corp.	37,857	1,066,053
	Associated Capital Group, Inc., Class A	306	12,041
	Assurant, Inc.	8,331	1,968,365
	Assured Guaranty Ltd.	6,293	515,397
	Atlantic Union Bankshares Corp.	32,124	1,209,469
*	Atlanticus Holdings Corp.	3,806	302,234
	Axis Capital Holdings Ltd.	25,721	2,582,646
*	Axos Financial, Inc.	14,261	1,375,331
	Banc of California, Inc.	32,401	606,871
	BancFirst Corp.	765	85,382
	Bank of Hawaii Corp.	3,106	246,958
	Bank of Marin Bancorp	2,496	63,997
	Bank of NT Butterfield & Son Ltd.	9,515	527,607
	Bank OZK	27,715	1,334,754
	Bank7 Corp.	1,903	81,715
	BankUnited, Inc.	17,603	818,187
	Bankwell Financial Group, Inc.	1,826	94,441
	Banner Corp.	7,922	530,061
	Bar Harbor Bankshares	4,147	142,035
	BayCom Corp.	3,607	108,138
	Beacon Financial Corp.	19,858	566,549
	BOK Financial Corp.	13,894	1,858,878
	Bread Financial Holdings, Inc.	13,301	1,127,659
*	Bridgewater Bancshares, Inc.	5,951	107,892
*	Brighthouse Financial, Inc.	19,093	1,188,730
	Burke & Herbert Financial Services Corp.	3,729	239,812
	Business First Bancshares, Inc.	6,761	185,116
*	BV Financial, Inc.	912	17,857
	Byline Bancorp, Inc.	10,021	322,175
	C&F Financial Corp.	728	54,418
	California BanCorp	5,023	93,880
	Camden National Corp.	3,847	185,310
		Shares	Value†
FINANCIALS — (Continued)
	Capital Bancorp, Inc.	4,610	$145,169
	Capital City Bank Group, Inc.	5,210	240,546
	Capitol Federal Financial, Inc.	14,348	110,193
*	Carter Bankshares, Inc.	5,406	138,394
	Cass Information Systems, Inc.	712	33,670
	Cathay General Bancorp	17,782	996,325
	Central Pacific Financial Corp.	6,778	225,572
	Chemung Financial Corp.	1,081	71,789
	ChoiceOne Financial Services, Inc.	2,282	68,528
	Citizens & Northern Corp.	3,770	83,242
	Citizens Financial Services, Inc.	298	18,822
	City Holding Co.	2,858	351,420
	Civista Bancshares, Inc.	3,868	96,197
	CNB Financial Corp.	3,121	94,816
	CNO Financial Group, Inc.	21,516	956,386
	Colony Bankcorp, Inc.	4,760	94,438
	Columbia Banking System, Inc.	60,363	1,786,745
*	Columbia Financial, Inc.	6,639	127,668
	Commerce Bancshares, Inc.	24,770	1,288,783
	Community Financial System, Inc.	10,768	682,260
	Community Trust Bancorp, Inc.	5,338	346,596
	Community West Bancshares	4,607	109,278
	ConnectOne Bancorp, Inc.	9,660	282,265
*	Consumer Portfolio Services, Inc.	5,067	46,008
	Corebridge Financial, Inc.	102,604	2,825,714
	Cullen/Frost Bankers, Inc.	10,636	1,541,475
*	Customers Bancorp, Inc.	7,186	548,076
	CVB Financial Corp.	38,752	789,378
	Dime Community Bancshares, Inc.	4,672	167,678

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	7,840	$131,869
	Eagle Bancorp Montana, Inc.	1,400	30,968
	East West Bancorp, Inc.	23,091	2,920,319
	Employers Holdings, Inc.	6,767	285,026
	Enact Holdings, Inc.	14,464	618,047
*	Encore Capital Group, Inc.	1,642	135,908
	Enterprise Financial Services Corp.	8,552	494,477
	Equity Bancshares, Inc., Class A	2,563	116,206
	Essent Group Ltd.	23,911	1,447,094
*	Euronet Worldwide, Inc.	10,413	753,693
	Everest Group Ltd.	1,207	430,609
*	EZCORP, Inc., Class A	12,979	425,452
	F&G Annuities & Life, Inc.	24,166	692,114
	Farmers & Merchants Bancorp, Inc.	2,807	75,171
	Farmers National Banc Corp.	9,576	134,734
	FB Financial Corp.	7,365	398,226
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,132	544,342
	Fidelity National Financial, Inc.	44,975	2,352,192
*	Finance of America Cos., Inc., Class A	1,438	28,400
	Financial Institutions, Inc.	5,106	173,961
	First American Financial Corp.	24,768	1,736,980
	First BanCorp	41,577	1,009,490
	First Bancorp, Inc.	2,747	78,180
	First Bancorp/Southern Pines NC	6,711	387,493
	First Bank	5,876	87,200
	First Busey Corp.	19,001	497,826
	First Business Financial Services, Inc.	2,501	140,556
	First Commonwealth Financial Corp.	22,946	422,436
	First Community Bankshares, Inc.	4,987	212,546
		Shares	Value†
FINANCIALS — (Continued)
	First Community Corp.	1,482	$43,882
	First Financial Bancorp	27,485	832,246
	First Financial Bankshares, Inc.	3,571	115,236
	First Financial Corp.	3,398	223,147
	First Hawaiian, Inc.	28,186	768,914
	First Horizon Corp.	118,822	2,965,797
	First Internet Bancorp	1,199	27,481
	First Interstate BancSystem, Inc., Class A	23,809	844,981
	First Merchants Corp.	13,885	561,509
	First Mid Bancshares, Inc.	5,521	232,379
	First United Corp.	1,585	58,899
*	First Western Financial, Inc.	1,560	44,164
*	Firstsun Capital Bancorp	4,412	156,008
	Five Star Bancorp	4,111	166,290
	FNB Corp.	80,047	1,428,839
	Franklin Resources, Inc.	96,702	2,898,159
	FS Bancorp, Inc.	2,327	94,569
	Fulton Financial Corp.	42,194	910,968
	FVCBankcorp, Inc.	731	11,447
*	Genworth Financial, Inc.	110,404	970,451
	German American Bancorp, Inc.	7,238	311,741
	Glacier Bancorp, Inc.	5,011	245,790
	Globe Life, Inc.	15,006	2,315,426
	Great Southern Bancorp, Inc.	3,335	227,514
*	Green Dot Corp., Class A	10,461	131,286
*	Greenlight Capital Re Ltd., Class A	1,766	32,353
	Hamilton Insurance Group Ltd., Class B	20,905	685,057
	Hancock Whitney Corp.	19,027	1,284,513
	Hanmi Financial Corp.	7,184	214,873
	Hanover Insurance Group, Inc.	5,920	1,111,125
	HBT Financial, Inc.	6,139	170,419
	HCI Group, Inc.	3,211	493,113
	Heritage Financial Corp.	5,269	145,003
*	Heritage Insurance Holdings, Inc.	8,747	256,462
	Hingham Institution For Savings	293	83,271

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	2,324	$144,530
	Home BancShares, Inc.	34,883	937,306
	HomeTrust Bancshares, Inc.	4,220	192,727
	Hope Bancorp, Inc.	28,131	350,231
	Horace Mann Educators Corp.	9,412	427,681
	Independent Bank Corp. (IBCP US)	5,192	172,426
	Independent Bank Corp. (INDB US)	11,090	864,909
	International Bancshares Corp.	14,332	1,028,178
	Invesco Ltd.	100,016	2,621,419
	Investar Holding Corp.	2,295	63,594
	Investors Title Co.	499	118,153
	Jackson Financial, Inc., Class A	22,694	2,627,284
	James River Group Holdings, Inc.	9,946	61,665
	Janus Henderson Group PLC	17,024	878,609
	Kearny Financial Corp.	10,000	80,400
	Kemper Corp.	14,294	481,565
	Kingstone Cos., Inc.	3,885	64,763
	Lakeland Financial Corp.	3,400	205,768
	LCNB Corp.	2,465	39,958
*	LendingClub Corp.	26,308	449,078
	Lincoln National Corp.	63,413	2,397,646
	Live Oak Bancshares, Inc.	8,537	320,991
	MainStreet Bancshares, Inc.	866	20,282
	Mechanics Bancorp, Class A	3,100	45,771
	Mercantile Bank Corp.	4,671	239,669
	Merchants Bancorp	11,622	540,888
	Mercury General Corp.	13,910	1,353,582
	Meridian Corp.	1,862	35,043
#	Metrocity Bankshares, Inc.	5,179	165,676
	Metropolitan Bank Holding Corp.	2,485	219,550
	MGIC Investment Corp.	66,102	1,750,381
	Mid Penn Bancorp, Inc.	3,685	121,494
	MVB Financial Corp.	2,600	67,938
	National Bank Holdings Corp., Class A	8,544	364,829
		Shares	Value†
FINANCIALS — (Continued)
	National Bankshares, Inc.	833	$29,817
	Navient Corp.	10,944	101,123
	NB Bancorp, Inc.	876	17,196
	NBT Bancorp, Inc.	11,717	511,916
	Nelnet, Inc., Class A	6,405	907,588
*	NerdWallet, Inc., Class A	11,623	125,993
	Nicolet Bankshares, Inc.	3,215	470,933
*	NMI Holdings, Inc.	25,665	993,492
	Northeast Bank	2,260	281,031
	Northeast Community Bancorp, Inc.	3,060	73,425
	Northfield Bancorp, Inc.	10,583	147,633
	Northrim BanCorp, Inc.	7,154	175,488
	Northwest Bancshares, Inc.	35,011	484,202
	Norwood Financial Corp.	406	11,884
	Oak Valley Bancorp	1,180	39,034
	OceanFirst Financial Corp.	14,578	278,002
	OFG Bancorp	14,444	663,846
	Old National Bancorp	82,869	1,986,370
	Old Republic International Corp.	55,350	2,211,232
	Old Second Bancorp, Inc.	12,089	249,154
	OneMain Holdings, Inc.	30,605	1,798,656
*	Onity Group, Inc.	2,606	119,902
	OP Bancorp	4,129	59,210
*	Oportun Financial Corp.	11,766	71,655
	Oppenheimer Holdings, Inc., Class A	3,241	371,030
	Orange County Bancorp, Inc.	1,775	60,527
	Origin Bancorp, Inc.	4,171	195,286
	Orrstown Financial Services, Inc.	6,532	239,986
	Park National Corp.	3,861	664,826
	Parke Bancorp, Inc.	2,375	71,511
	Pathward Financial, Inc.	4,654	404,153
	PCB Bancorp	3,867	93,311
	Peapack-Gladstone Financial Corp.	2,753	114,938
	PennyMac Financial Services, Inc.	12,809	1,156,525

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp of North Carolina, Inc.	700	$27,594
	Peoples Bancorp, Inc.	8,875	305,300
	Peoples Financial Services Corp.	2,077	118,306
	Pinnacle Financial Partners, Inc.	30,640	3,031,522
*	Ponce Financial Group, Inc.	5,951	103,904
	Popular, Inc.	16,010	2,406,783
	Preferred Bank	4,075	386,025
	Primis Financial Corp.	843	12,358
	Princeton Bancorp, Inc.	25	894
*	ProAssurance Corp.	4,033	99,615
	PROG Holdings, Inc.	4,623	165,642
	Prosperity Bancshares, Inc.	21,303	1,483,754
	Provident Financial Services, Inc.	29,907	678,291
	QCR Holdings, Inc.	4,040	365,297
	Radian Group, Inc.	31,438	1,126,424
	RBB Bancorp	2,873	69,297
	Red River Bancshares, Inc.	1,569	142,355
	Regional Management Corp.	2,910	108,688
	Reinsurance Group of America, Inc.	10,092	2,134,054
	RenaissanceRe Holdings Ltd.	9,641	2,959,498
	Renasant Corp.	22,274	888,510
*	Repay Holdings Corp.	8,956	33,943
	Republic Bancorp, Inc., Class A	4,245	321,474
	Richmond Mutual BanCorp, Inc.	550	8,701
	Riverview Bancorp, Inc.	4,900	25,382
	S&T Bancorp, Inc.	9,881	436,049
	Safety Insurance Group, Inc.	3,522	264,714
	Seacoast Banking Corp. of Florida	18,358	577,726
*	Security National Financial Corp., Class A	2,984	29,243
	Selective Insurance Group, Inc.	1,169	98,138
	ServisFirst Bancshares, Inc.	631	50,240
	Shore Bancshares, Inc.	7,289	140,678
	Sierra Bancorp	4,635	167,231
		Shares	Value†
FINANCIALS — (Continued)
*	SiriusPoint Ltd.	40,518	$948,526
*	Skyward Specialty Insurance Group, Inc.	829	37,678
	SLM Corp.	38,269	883,248
	SmartFinancial, Inc.	4,132	173,296
	South Plains Financial, Inc.	3,123	128,293
*	Southern First Bancshares, Inc.	1,200	67,560
	Southern Missouri Bancorp, Inc.	2,534	172,920
	Southside Bancshares, Inc.	7,054	232,994
	Southstate Bank Corp.	22,551	2,202,556
	Stellar Bancorp, Inc.	10,906	409,629
	Stewart Information Services Corp.	6,712	469,773
	Stifel Financial Corp.	9,909	780,928
	Stock Yards Bancorp, Inc.	3,787	273,914
*	StoneX Group, Inc.	1,398	148,230
*	Texas Capital Bancshares, Inc.	12,830	1,291,981
*	Third Coast Bancshares, Inc.	2,389	89,205
	Timberland Bancorp, Inc.	2,200	87,736
	Tiptree, Inc.	12,630	217,741
	Tompkins Financial Corp.	3,015	254,074
	Towne Bank	16,686	593,354
	TriCo Bancshares	7,053	354,554
*	Triumph Financial, Inc.	3,826	258,944
	TrustCo Bank Corp.	5,545	263,942
	Trustmark Corp.	13,392	594,203
	UMB Financial Corp.	13,188	1,663,930
	United Bankshares, Inc.	32,483	1,423,080
	United Community Banks, Inc.	27,517	917,142
	United Fire Group, Inc.	6,077	245,025
	Unity Bancorp, Inc.	2,946	154,017
	Universal Insurance Holdings, Inc.	8,052	319,101
	Univest Financial Corp.	7,243	275,162
	Unum Group	27,407	2,202,975
	USCB Financial Holdings, Inc.	3,796	69,239
	Valley National Bancorp	121,658	1,650,899
*	Velocity Financial, Inc.	8,328	160,647

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Victory Capital Holdings, Inc., Class A	5,670	$445,152
	Virginia National Bankshares Corp.	813	34,309
	Virtus Investment Partners, Inc.	1,805	262,718
	Voya Financial, Inc.	9,287	761,162
	WaFd, Inc.	18,647	660,104
	Walker & Dunlop, Inc.	1,555	78,294
	Waterstone Financial, Inc.	3,929	70,801
	Webster Financial Corp.	1,605	116,138
	WesBanco, Inc.	24,512	842,723
	West BanCorp, Inc.	4,789	114,697
	Westamerica BanCorp	5,357	293,671
	Western Alliance Bancorp	17,417	1,420,182
	Western New England Bancorp, Inc.	5,200	72,540
	Westwood Holdings Group, Inc.	546	8,976
	White Mountains Insurance Group Ltd.	584	1,303,482
	Wintrust Financial Corp.	15,229	2,293,031
*	World Acceptance Corp.	1,270	186,893
	WSFS Financial Corp.	14,092	1,014,201
	Zions Bancorp NA	33,088	2,098,441
TOTAL FINANCIALS			166,971,363
HEALTH CARE — (8.3%)
*	Acadia Healthcare Co., Inc.	31,008	802,952
*	Accendra Health, Inc.	10,256	38,050
	Acme United Corp.	800	32,608
*	AdaptHealth Corp.	36,272	475,526
*	Addus HomeCare Corp.	4,928	477,474
*	Align Technology, Inc.	14,413	2,536,832
*	Alkermes PLC	15,192	512,122
*	Amphastar Pharmaceuticals, Inc.	15,818	347,363
*	Amylyx Pharmaceuticals, Inc.	338	5,408
*	ANI Pharmaceuticals, Inc.	3,204	254,558
*	Astrana Health, Inc.	1,191	40,661
		Shares	Value†
HEALTH CARE — (Continued)
*	Avanos Medical, Inc.	13,700	$337,294
*	Avantor, Inc.	150,288	1,217,333
*	BioMarin Pharmaceutical, Inc.	11,927	642,985
*	Bio-Rad Laboratories, Inc., Class A	5,262	1,473,991
*	Black Diamond Therapeutics, Inc.	4,571	12,113
#	Bruker Corp.	20,518	753,216
*	CareCloud, Inc.	9,662	29,179
*	Castle Biosciences, Inc.	3,347	81,968
*	Catalyst Pharmaceuticals, Inc.	30,434	856,108
*	Certara, Inc.	2,814	17,250
*	Charles River Laboratories International, Inc.	11,984	2,000,968
	CONMED Corp.	1,288	47,218
*	Cooper Cos., Inc.	29,861	1,878,257
*	Cross Country Healthcare, Inc.	3,974	40,217
*	Elanco Animal Health, Inc.	138,982	3,109,027
*	Emergent BioSolutions, Inc.	20,761	170,863
*	Enovis Corp.	6,658	156,064
*	Envista Holdings Corp.	40,700	1,055,758
*	Fate Therapeutics, Inc.	9,449	11,811
*	FONAR Corp.	1,044	19,763
*	Fortrea Holdings, Inc.	1,200	13,800
*	Globus Medical, Inc., Class A	9,656	870,778
*	GoodRx Holdings, Inc., Class A	8,775	20,709
*	Haemonetics Corp.	11,073	665,377
*	Harmony Biosciences Holdings, Inc.	17,258	539,485
*	Health Catalyst, Inc.	7,148	8,935
*	HealthEquity, Inc.	5,606	459,860
	HealthStream, Inc.	9,384	194,812
*	Henry Schein, Inc.	15,462	1,153,311
*	ICON PLC	8,339	986,754
*	ICU Medical, Inc.	2,392	285,126
*	InfuSystem Holdings, Inc.	4,211	42,657
*	Innoviva, Inc.	26,383	606,545
*	Integer Holdings Corp.	8,105	717,374
*	Integra LifeSciences Holdings Corp.	4,163	43,878

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Keros Therapeutics, Inc.	7,364	$81,888
*	Kewaunee Scientific Corp.	778	28,794
*	LifeStance Health Group, Inc.	16,277	123,217
*	LivaNova PLC	8,257	496,246
*	Merit Medical Systems, Inc.	6,323	431,102
	Mesa Laboratories, Inc.	1,418	141,800
*	MiMedx Group, Inc.	42,181	141,728
*	Molina Healthcare, Inc.	14,633	2,847,874
	National HealthCare Corp.	5,192	899,722
*	Neogen Corp.	6,971	65,527
*»	OmniAb, Inc. (2200963D US)	907	0
*»	OmniAb, Inc. (2200964D US)	907	0
*	Omnicell, Inc.	6,175	255,768
*	OptimizeRx Corp.	4,689	29,212
*	Option Care Health, Inc.	13,441	273,256
*	OraSure Technologies, Inc.	4,547	13,823
*	Organogenesis Holdings, Inc.	38,516	90,513
	Organon & Co.	31,455	416,779
*	Pacira BioSciences, Inc.	5,071	129,260
*	PACS Group, Inc.	2	67
*††	PDL BioPharma, Inc.	11,311	3,393
*	Pediatrix Medical Group, Inc.	22,084	497,111
*	Pennant Group, Inc.	7,575	237,249
	Perrigo Co. PLC	38,382	454,443
*	Prestige Consumer Healthcare, Inc.	10,022	564,439
*	Progyny, Inc.	1,800	33,444
*	Puma Biotechnology, Inc.	18,139	136,224
*	QuidelOrtho Corp.	12,954	159,334
#	Revvity, Inc.	24,341	2,108,417
††	Sage Therapeutics, Inc.	7,876	3,702
	Select Medical Holdings Corp.	31,404	515,340
	SIGA Technologies, Inc.	19,111	87,911
*	Simulations Plus, Inc.	2,700	38,259
*	Solventum Corp.	13,636	918,521
		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	15,452	$741,696
*	Surgery Partners, Inc.	26,469	371,360
*	Tactile Systems Technology, Inc.	5,669	130,500
*	TruBridge, Inc.	5,079	130,530
	U.S. Physical Therapy, Inc.	1,914	136,315
	Universal Health Services, Inc., Class B	20,230	3,404,102
	Utah Medical Products, Inc.	904	59,140
*	Veracyte, Inc.	20,468	673,807
††	Verve Therapeutics, Inc.	14,476	26,925
	Viatris, Inc.	448,973	6,707,657
TOTAL HEALTH CARE			50,650,733
INDUSTRIALS — (17.7%)
*	AAR Corp.	8,802	971,477
	ABM Industries, Inc.	17,763	724,730
	ACCO Brands Corp.	14,120	45,325
	Acuity, Inc.	7,766	2,250,354
	Aebi Schmidt Holding AG	9,897	115,003
*	AerSale Corp.	4,262	28,641
	AGCO Corp.	20,576	2,490,108
	Alamo Group, Inc.	3,558	617,100
	Albany International Corp., Class A	2,460	142,778
	Allient, Inc.	2,557	194,792
*	Amentum Holdings, Inc.	69,836	1,831,798
*	Ameresco, Inc., Class A	8,612	254,829
*	American Woodmark Corp.	4,011	175,200
	Apogee Enterprises, Inc.	7,976	290,326
	ArcBest Corp.	8,900	1,135,373
	Arcosa, Inc.	13,644	1,725,557
	Astec Industries, Inc.	6,597	428,937
*	Asure Software, Inc.	7,807	70,653
	AZZ, Inc.	2,672	382,203
	Barrett Business Services, Inc.	7,542	237,799
*	BlueLinx Holdings, Inc.	2,230	118,101
	Boise Cascade Co.	13,952	1,105,975
*	Bowman Consulting Group Ltd.	3,915	123,557
	Brady Corp., Class A	10,375	848,882

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	BrightView Holdings, Inc.	35,817	$426,222
*	Builders FirstSource, Inc.	29,558	2,337,742
*	CACI International, Inc., Class A	2,646	1,374,703
*	Civeo Corp.	4,391	140,073
*	Clarivate PLC	71,784	206,020
	CNH Industrial NV	441,271	4,726,012
	Columbus McKinnon Corp.	1,594	24,627
#	Concentrix Corp.	12,929	307,969
*	Concrete Pumping Holdings, Inc.	18,499	146,512
*	Conduent, Inc.	42,974	73,486
*	Costamare Bulkers Holdings Ltd.	300	5,184
	Covenant Logistics Group, Inc.	7,508	261,729
*	Custom Truck One Source, Inc.	47,578	468,643
	Deluxe Corp.	17,792	554,221
*	Distribution Solutions Group, Inc.	4,036	109,214
*	DNOW, Inc.	21,635	291,856
	Douglas Dynamics, Inc.	5,481	252,839
	Eastern Co.	1,614	35,282
*	Energy Recovery, Inc.	6,400	70,848
	EnerSys	10,341	2,205,322
	Ennis, Inc.	9,689	202,306
	Enpro, Inc.	1,703	496,510
	Esab Corp.	8,385	823,994
	Espey Mfg. & Electronics Corp.	439	31,121
	EVI Industries, Inc.	201	3,733
*	First Advantage Corp.	15,170	193,569
	Fortune Brands Innovations, Inc.	34,351	1,392,590
	Franklin Electric Co., Inc.	2,033	203,686
*	FTI Consulting, Inc.	6,834	1,225,336
*	Gates Industrial Corp. PLC	43,961	1,125,841
	GATX Corp.	8,278	1,621,826
*	Gencor Industries, Inc.	3,292	48,985
	Genpact Ltd.	43,344	1,506,204
*	Gibraltar Industries, Inc.	7,095	276,918
	Gorman-Rupp Co.	488	36,961
	Greenbrier Cos., Inc.	12,210	599,755
*	GXO Logistics, Inc.	25,632	1,464,356
*	Hayward Holdings, Inc.	40,933	614,404
		Shares	Value†
INDUSTRIALS — (Continued)
*	Healthcare Services Group, Inc.	13,935	$298,348
	Heartland Express, Inc.	3,423	45,800
	Helios Technologies, Inc.	7,867	538,103
	Herc Holdings, Inc.	8,965	1,137,838
*	Hillman Solutions Corp.	51,798	422,672
	HNI Corp.	16,025	585,553
	Hub Group, Inc., Class A	17,199	753,832
*	Hudson Technologies, Inc.	12,335	77,217
	Hyster-Yale, Inc.	2,655	104,793
*	IBEX Holdings Ltd.	5,185	143,884
	ICF International, Inc.	1,465	104,982
	IDEX Corp.	4,606	1,003,417
	Insteel Industries, Inc.	6,591	172,552
	Interface, Inc.	18,398	512,936
*	Janus International Group, Inc.	58,049	301,855
*	JELD-WEN Holding, Inc.	9,019	12,356
	KBR, Inc.	7,857	294,559
	Kennametal, Inc.	25,752	996,860
*	Kirby Corp.	6,504	979,112
	Knight-Swift Transportation Holdings, Inc.	5,472	355,133
	Korn Ferry	19,599	1,302,158
*	L.B. Foster Co., Class A	3,570	109,278
	Lindsay Corp.	1,898	212,519
	LSI Industries, Inc.	8,254	200,655
	Luxfer Holdings PLC	4,327	65,121
*	Manitowoc Co., Inc.	5,620	76,376
	Marten Transport Ltd.	7,189	108,410
*	Masterbrand, Inc.	35,086	315,072
	Matson, Inc.	952	166,057
	Maximus, Inc.	14,460	948,865
*	Mayville Engineering Co., Inc.	8,033	183,233
	McGrath RentCorp	6,136	678,335
*	Middleby Corp.	85	11,931
	Miller Industries, Inc.	3,650	175,164
	MillerKnoll, Inc.	19,276	309,958
*	Mistras Group, Inc.	9,639	181,984
*	Montrose Environmental Group, Inc.	3,184	67,023
	MSC Industrial Direct Co., Inc., Class A	3,155	322,662
	Mueller Industries, Inc.	10,237	1,386,397

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NPK International, Inc.	10,333	$168,945
*	NWPX Infrastructure, Inc.	3,517	345,862
*	OPENLANE, Inc.	33,467	1,052,202
*	Orion Group Holdings, Inc.	10,645	144,985
	Oshkosh Corp.	17,535	2,740,720
	Owens Corning	19,386	2,391,069
*	PAMT Corp.	4,920	49,692
	Park-Ohio Holdings Corp.	3,791	109,749
*	Parsons Corp.	15,473	779,994
*	Perma-Pipe International Holdings, Inc.	3,033	99,270
	Preformed Line Products Co.	1,615	536,584
*	Proto Labs, Inc.	2,353	152,498
	Quad/Graphics, Inc.	13,079	97,308
	Quanex Building Products Corp.	15,108	301,254
*	Radiant Logistics, Inc.	14,977	125,957
	Regal Rexnord Corp.	15,667	3,368,875
*	Resideo Technologies, Inc.	45,679	1,889,740
	Rush Enterprises, Inc. (RUSHA US), Class A	18,987	1,405,608
	Rush Enterprises, Inc. (RUSHB US), Class B	4,467	325,466
	Ryder System, Inc.	12,748	3,235,060
*	Saia, Inc.	1,184	531,403
	Schneider National, Inc., Class B	35,287	1,097,073
	Science Applications International Corp.	11,744	1,136,467
	Sensata Technologies Holding PLC	35,241	1,467,435
*	Shoals Technologies Group, Inc., Class A	8,677	68,895
	Stanley Black & Decker, Inc.	35,524	2,776,556
	TaskUS, Inc., Class A	8,305	53,816
*	Taylor Devices, Inc.	698	38,739
	Tecnoglass, Inc.	12,025	518,037
	Tennant Co.	5,244	435,462
	Terex Corp.	19,340	1,202,948
	Textron, Inc.	16,438	1,577,390
*	Thermon Group Holdings, Inc.	7,783	470,794
*	TIC Solutions, Inc.	17,896	163,569
	Timken Co.	15,539	1,723,120
*	Titan International, Inc.	6,724	51,237
		Shares	Value†
INDUSTRIALS — (Continued)
	TransUnion	39,338	$2,792,998
	Trinity Industries, Inc.	24,799	808,695
*	TrueBlue, Inc.	1,629	8,943
	Tutor Perini Corp.	14,838	1,378,747
	Twin Disc, Inc.	4,046	66,840
	UFP Industries, Inc.	12,828	1,147,978
*	U-Haul Holding Co. (UHAL US)	4,292	220,437
	U-Haul Holding Co. (UHAL/B US)	38,038	1,814,032
	UniFirst Corp.	4,062	1,037,882
	Universal Logistics Holdings, Inc.	7,152	172,220
*	Upwork, Inc.	12,432	128,671
*	V2X, Inc.	8,018	543,701
*	Vestis Corp.	3,731	36,265
	Virco Mfg. Corp.	2,762	16,738
	Wabash National Corp.	14,564	126,561
	Werner Enterprises, Inc.	23,650	871,975
	WESCO International, Inc.	15,364	5,363,880
	Willis Lease Finance Corp.	2,317	449,846
	Worthington Enterprises, Inc.	4,769	258,814
TOTAL INDUSTRIALS			107,738,099
INFORMATION TECHNOLOGY — (10.0%)
*	8x8, Inc.	28,880	55,450
*	ACI Worldwide, Inc.	26,984	1,166,248
*	Akamai Technologies, Inc.	29,267	3,013,916
*	Alarm.com Holdings, Inc.	1,238	54,980
*	Alpha & Omega Semiconductor Ltd.	5,707	247,855
	Amdocs Ltd.	21,576	1,395,320
	Amkor Technology, Inc.	68,851	4,802,357
*	Arrow Electronics, Inc.	18,273	3,432,218
*	AstroNova, Inc.	670	9,112
*	Aviat Networks, Inc.	2,869	65,786
	Avnet, Inc.	33,784	2,787,518
*	Axcelis Technologies, Inc.	3,281	456,420
	Benchmark Electronics, Inc.	12,099	992,723
*	Cerence, Inc.	11,078	100,810
*	Cirrus Logic, Inc.	8,095	1,320,133
#*	Cleanspark, Inc.	101,085	1,266,595
	Crane NXT Co.	13,411	599,203
*	Crexendo, Inc.	2,850	18,639

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CTS Corp.	7,788	$444,695
*	Daktronics, Inc.	5,822	114,461
*	Diebold Nixdorf, Inc.	7,522	577,765
*	Digi International, Inc.	10,179	570,431
*	Digital Turbine, Inc.	20,514	72,414
*	Diodes, Inc.	13,418	1,437,739
	Dolby Laboratories, Inc., Class A	6,033	386,957
*	DXC Technology Co.	55,479	628,022
#*	EPAM Systems, Inc.	4,726	537,724
	ePlus, Inc.	7,258	614,680
*	Everforth, Inc.	5,149	108,644
*	Five9, Inc.	4,222	72,618
*	Globant SA	287	11,833
*	Harmonic, Inc.	23,417	267,656
	Information Services Group, Inc.	11,345	46,288
*	Insight Enterprises, Inc.	4,102	299,036
*	IPG Photonics Corp.	9,239	1,098,702
*	Itron, Inc.	10,103	846,631
*	Kimball Electronics, Inc.	7,123	192,392
*	Knowles Corp.	31,372	978,493
*	Kyndryl Holdings, Inc.	44,284	612,005
	Littelfuse, Inc.	419	169,347
*	LiveRamp Holdings, Inc.	10,001	292,329
*	Mirion Technologies, Inc.	30,715	606,621
*	Mitek Systems, Inc.	10,716	149,595
*	N-able, Inc.	32,100	166,278
*	NCR Voyix Corp.	51,577	355,366
*	NetScout Systems, Inc.	19,824	668,069
	OneSpan, Inc.	11,491	133,066
	PC Connection, Inc.	8,964	571,365
*	Penguin Solutions, Inc.	15,531	472,298
*	Photronics, Inc.	19,774	978,418
*	Plexus Corp.	3,086	773,290
*	Powerfleet, Inc. NJ	8,547	27,521
*	Progress Software Corp.	6,097	169,801
*	Qorvo, Inc.	10,172	958,406
	Ralliant Corp.	6,464	293,724
*	Ribbon Communications, Inc.	26,355	69,577
	Richardson Electronics Ltd.	346	4,982
*	Sanmina Corp.	14,787	3,220,904
*	ScanSource, Inc.	9,180	377,482
	Skyworks Solutions, Inc.	20,167	1,415,118
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Synaptics, Inc.	1,595	$149,276
	TD SYNNEX Corp.	20,573	4,694,347
*	TTM Technologies, Inc.	35,951	5,688,167
*	Turtle Beach Corp.	5,708	65,756
	Universal Display Corp.	3,946	343,657
*	Veeco Instruments, Inc.	10,736	535,190
*	Viasat, Inc.	45,216	2,980,187
	Vishay Intertechnology, Inc.	26,755	775,092
	Xerox Holdings Corp.	8,942	20,120
*	Zebra Technologies Corp., Class A	10,569	2,391,342
TOTAL INFORMATION TECHNOLOGY			61,221,160
MATERIALS — (5.3%)
*	Ampco-Pittsburgh Corp.	3,897	42,555
	AptarGroup, Inc.	18,497	2,287,709
	Ashland, Inc.	6,805	362,434
	Avient Corp.	25,024	927,890
*	Axalta Coating Systems Ltd.	74,017	2,105,043
	Ball Corp.	87,173	5,324,527
	Caledonia Mining Corp. PLC	7,194	164,743
	Celanese Corp.	22,437	1,520,331
	Commercial Metals Co.	34,990	2,412,910
	Element Solutions, Inc.	32,647	1,390,436
#	Graphic Packaging Holding Co.	90,243	860,016
	Greif, Inc. (GEF US), Class A	9,436	615,605
	Greif, Inc. (GEF/B US), Class B	4,168	334,440
	HB Fuller Co.	21,469	1,299,304
	Innospec, Inc.	6,036	460,305
*	Intrepid Potash, Inc.	2,723	107,749
	Kaiser Aluminum Corp.	4,665	795,056
*	Knife River Corp.	13,994	1,295,145
	Koppers Holdings, Inc.	7,755	316,637
	Louisiana-Pacific Corp.	3,376	243,713
	Materion Corp.	5,035	925,483
	Mativ Holdings, Inc.	21,104	195,845
	Minerals Technologies, Inc.	9,081	653,287
	Myers Industries, Inc.	13,771	283,820

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nexa Resources SA	30,542	$461,490
*	Perimeter Solutions, Inc.	40,154	1,216,666
	Quaker Chemical Corp.	1,481	201,253
	Ryerson Holding Corp.	10,845	300,515
	Sensient Technologies Corp.	7,267	825,822
	Silgan Holdings, Inc.	36,167	1,466,572
	Sonoco Products Co.	29,611	1,479,366
	Stepan Co.	1,399	69,992
	Sylvamo Corp.	11,079	473,406
	TriMas Corp.	12,503	462,861
	Worthington Steel, Inc.	13,016	500,205
TOTAL MATERIALS			32,383,131
REAL ESTATE — (1.0%)
*	Compass, Inc., Class A	47,712	361,180
*	Cushman & Wakefield Ltd.	87,946	1,234,762
*	Forestar Group, Inc.	14,830	419,096
*	FRP Holdings, Inc.	5,276	110,849
*	Howard Hughes Holdings, Inc.	15,224	947,998
*	Jones Lang LaSalle, Inc.	6,457	2,054,165
	Kennedy-Wilson Holdings, Inc.	28,840	314,356
	Marcus & Millichap, Inc.	5,482	152,345
	Newmark Group, Inc., Class A	38,988	628,487
*	Seaport Entertainment Group, Inc.	1,238	27,595
*	Stratus Properties, Inc.	577	17,460
*	Tejon Ranch Co.	4,667	91,333
TOTAL REAL ESTATE			6,359,626
	Shares	Value†
UTILITIES — (0.4%)
New Jersey Resources Corp.	26,412	$1,487,260
Ormat Technologies, Inc.	10,343	1,188,410
TOTAL UTILITIES		2,675,670
TOTAL COMMON STOCKS		590,901,568
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Xerox Holdings Corp. Warrants 02/14/2028	10,577	1,950
TOTAL RIGHTS/WARRANTS		1,950

MONEY MARKET FUNDS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	1,966,296	1,966,296
TOTAL INVESTMENT SECURITIES (Cost $455,682,441)			592,869,814
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	1,493,247	17,269,397
TOTAL INVESTMENTS — (100.0%)
(Cost $472,952,131)			$610,139,211
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$17,448,623	—	—	$17,448,623
Consumer Discretionary	94,490,927	$90,630	—	94,581,557
Consumer Staples	30,898,815	28,753	—	30,927,568

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Energy	$19,944,038	—	—	$19,944,038
Financials	166,971,363	—	—	166,971,363
Health Care	50,616,713	—	$34,020	50,650,733
Industrials	107,738,099	—	—	107,738,099
Information Technology	61,221,160	—	—	61,221,160
Materials	32,383,131	—	—	32,383,131
Real Estate	6,359,626	—	—	6,359,626
Utilities	2,675,670	—	—	2,675,670
Rights/Warrants
Information Technology	—	$1,950	—	1,950
Securities Lending Collateral	—	17,269,397	—	17,269,397
Money Market Funds	1,966,296	—	—	1,966,296
Total Investments in Securities	$592,714,461	$17,390,730	$34,020˂˃	$610,139,211

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.7%)
AUSTRALIA — (4.7%)
	Accent Group Ltd.	48,385	$21,559
#	Acrow Ltd.	105,465	67,333
	Adairs Ltd.	6,429	6,074
*	Alkane Resources Ltd.	138,805	152,962
	ALS Ltd.	120,912	1,888,021
#	Amotiv Ltd.	38,493	179,039
	AMP Ltd.	1,218,515	1,293,626
	Ampol Ltd.	140,049	3,546,121
	ANZ Group Holdings Ltd.	319,113	8,476,123
#*	Appen Ltd.	25,162	20,826
*	Arafura Rare Earths Ltd. (ARU AU)	100,898	26,593
#	ARB Corp. Ltd.	14,023	189,627
	Aristocrat Leisure Ltd.	103,750	3,569,568
	Atlas Arteria Ltd.	234,015	810,909
*	Aurelia Metals Ltd.	282,616	60,266
	Aussie Broadband Ltd.	77,521	299,919
*	Austal Ltd.	168,865	509,202
#	Austin Engineering Ltd.	59,853	8,045
	Australian Clinical Labs Ltd.	26,830	36,802
#	Australian Ethical Investment Ltd.	60,020	175,712
	Australian Finance Group Ltd.	149,104	215,199
#	Autosports Group Ltd.	7,525	13,229
††	AVZ Minerals Ltd.	69,347	7,271
*	Baby Bunting Group Ltd.	11,110	11,583
#	Bank of Queensland Ltd.	220,723	1,071,517
#	Bapcor Ltd.	45,968	18,828
#	Beacon Lighting Group Ltd.	40,884	45,668
*	Bellevue Gold Ltd.	261,201	283,990
#	Bendigo & Adelaide Bank Ltd.	96,898	749,031
*	Black Cat Syndicate Ltd. (BC8 AU)	35,405	28,948
	Brambles Ltd.	414,055	6,777,645
#	Bravura Solutions Ltd.	125,536	193,975
#	Breville Group Ltd.	61,979	1,355,148
	Capricorn Metals Ltd.	111,750	926,552
	CAR Group Ltd.	62,696	1,156,542
		Shares	Value»
AUSTRALIA — (Continued)
#*	Catapult Sports Ltd.	43,692	$104,304
	Cedar Woods Properties Ltd.	39,015	210,221
	Challenger Ltd.	288,452	1,795,375
	Champion Iron Ltd.	186,970	645,908
*	Chrysos Corp. Ltd.	12,858	69,702
	Civmec Australia Ltd.	50,600	56,308
#*	Coast Entertainment Holdings Ltd.	69,563	22,243
	Cochlear Ltd.	17,085	1,162,485
	Codan Ltd.	45,688	1,384,526
#	Cogstate Ltd.	11,856	21,208
	Coles Group Ltd.	168,615	2,687,385
	Commonwealth Bank of Australia	114,370	14,405,659
	Computershare Ltd.	180,211	3,959,090
	Credit Corp. Group Ltd.	29,591	230,792
	CSL Ltd.	17,486	1,578,296
	Dalrymple Bay Infrastructure Ltd.	240,616	941,304
	Data#3 Ltd.	90,027	529,350
*	Deep Yellow Ltd.	279,913	374,971
	Deterra Royalties Ltd.	46,343	139,580
#*	Develop Global Ltd.	69,577	270,374
	Dicker Data Ltd.	52,006	334,402
	Downer EDI Ltd.	180,376	969,236
*	DUG Technology Ltd.	6,526	10,109
#	Duratec Ltd.	25,190	51,366
	Eagers Automotive Ltd.	71,645	1,250,615
#*	Emeco Holdings Ltd.	114,482	93,615
*	Emerald Resources NL	171,314	723,013
#	Endeavour Group Ltd.	317,343	768,287
	EQT Holdings Ltd.	7,874	111,074
	Evolution Mining Ltd.	292,414	2,585,274
#	Fiducian Group Ltd.	4,858	31,186
	FleetPartners Group Ltd.	137,030	232,880
#	Fleetwood Ltd.	63,521	77,012
#	Flight Centre Travel Group Ltd.	64,307	479,195
	Fortescue Ltd.	387,914	5,591,031
	G8 Education Ltd.	142,382	17,557
#	Generation Development Group Ltd.	6,119	17,461
*	Genesis Minerals Ltd.	149,643	644,797

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services Ltd.	79,212	$259,018
	GrainCorp Ltd., Class A	105,630	469,565
	GWA Group Ltd.	99,930	144,234
	Hansen Technologies Ltd.	46,900	170,552
	Harvey Norman Holdings Ltd.	132,091	431,724
#	Healius Ltd.	179,820	65,683
	Helia Group Ltd.	256,449	997,999
	HUB24 Ltd.	28,797	1,762,130
#	Humm Group Ltd.	91,988	42,509
*	IGO Ltd.	154,584	850,566
	Imdex Ltd.	304,982	897,129
*	Immutep Ltd. (IMM AU)	246,179	10,448
	Insurance Australia Group Ltd.	701,309	3,813,789
#	Integral Diagnostics Ltd.	80,915	130,163
#*	ioneer Ltd.	138,988	13,057
#	IPH Ltd.	136,483	358,741
	IRESS Ltd.	76,286	375,546
	IVE Group Ltd.	54,371	101,611
	JB Hi-Fi Ltd.	40,944	2,286,596
*	Judo Capital Holdings Ltd.	234,084	243,337
#	Jumbo Interactive Ltd.	3,096	16,561
	Jupiter Mines Ltd.	273,843	54,634
	Kingsgate Consolidated Ltd.	23,046	105,144
#	Kogan.com Ltd.	31,922	85,216
	L1 Group Ltd.	186,518	151,248
	Lendlease Corp. Ltd.	279,429	681,576
	Liberty Financial Group Ltd.	4,265	10,252
	Lottery Corp. Ltd.	554,145	2,218,302
	Lovisa Holdings Ltd.	29,476	510,301
	Lycopodium Ltd.	16,294	149,875
*	Lynas Rare Earths Ltd.	129,977	1,843,876
	MA Financial Group Ltd.	10,678	54,167
	Macmahon Holdings Ltd.	791,956	417,274
	Macquarie Group Ltd.	34,775	5,974,112
#*	Macquarie Technology Group Ltd.	2,101	106,491
#	Mader Group Ltd.	4,543	24,605
	Magellan Financial Group Ltd.	90,885	673,847
		Shares	Value»
AUSTRALIA — (Continued)
#	McMillan Shakespeare Ltd.	44,304	$506,633
	Medibank Pvt Ltd.	846,153	2,877,200
#*	Mesoblast Ltd. (MSB AU)	173,604	271,368
*	Metals X Ltd.	398,484	403,320
	Metcash Ltd.	829,804	1,634,020
*	MGX Resources Ltd.	260,409	74,262
*	Mineral Resources Ltd.	49,045	2,308,564
	Monadelphous Group Ltd.	41,359	840,028
#	Monash IVF Group Ltd.	140,227	73,814
*	Myer Holdings Ltd.	119,979	22,549
	MyState Ltd.	68,175	226,674
#*	Nanosonics Ltd.	23,645	59,273
	National Australia Bank Ltd.	393,585	11,385,519
	Navigator Global Investments Ltd.	111,534	200,366
	Netwealth Group Ltd.	66,300	1,138,664
#*	Neuren Pharmaceuticals Ltd.	11,770	107,021
	nib holdings Ltd.	366,329	1,769,141
	Nick Scali Ltd.	24,349	265,389
	Northern Star Resources Ltd.	149,656	2,293,962
*	Nuix Ltd.	24,257	26,721
#	Objective Corp. Ltd.	12,027	100,187
#*	Ora Banda Mining Ltd.	36,486	35,672
	Orica Ltd.	135,838	2,071,871
	Pacific Current Group Ltd.	18,366	141,836
	Peet Ltd.	185,175	240,786
	Perenti Ltd.	657,127	889,414
	Perpetual Ltd.	11,648	140,775
	Perseus Mining Ltd.	702,513	2,815,453
#*	PEXA Group Ltd.	64,718	588,052
#	Pinnacle Investment Management Group Ltd.	5,059	55,244
#*	PLS Group Ltd.	468,180	2,083,126
#	Praemium Ltd.	78,103	38,503
	Premier Investments Ltd.	20,472	183,884
#	Pro Medicus Ltd.	31,434	3,085,172
#	Propel Funeral Partners Ltd.	4,529	12,371
#	PWR Holdings Ltd.	14,264	89,722
	QBE Insurance Group Ltd.	598,895	9,700,820

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Ramelius Resources Ltd.	323,594	$803,152
#	Ramsay Health Care Ltd.	23,269	658,211
#	REA Group Ltd.	18,274	2,262,410
*	ReadyTech Holdings Ltd.	8,806	8,531
#	Reece Ltd.	46,136	459,945
	Regis Resources Ltd.	437,717	2,244,414
	Reliance Worldwide Corp. Ltd.	183,870	436,044
*	Resolute Mining Ltd.	561,792	480,740
	Rio Tinto Ltd.	7,794	954,684
*	Sandfire Resources Ltd.	218,869	2,644,288
	SEEK Ltd.	57,583	578,051
	Servcorp Ltd.	16,465	77,040
	Service Stream Ltd.	250,257	352,825
	Shaver Shop Group Ltd.	39,601	39,582
#	Sigma Healthcare Ltd.	1,828,981	3,697,638
	Sims Ltd. (SGM AU)	83,375	1,260,053
	Sims Ltd. (SMSMY US), Sponsored ADR	419	6,073
	SmartGroup Corp. Ltd.	114,263	745,228
	Sonic Healthcare Ltd.	93,868	1,343,122
	Southern Cross Electrical Engineering Ltd.	71,752	196,419
#	Southern Cross Media Group Ltd.	152,013	62,762
	SRG Global Ltd.	277,153	578,909
#*	St Barbara Ltd.	265,679	119,692
	Steadfast Group Ltd.	350,804	1,079,014
*	Strickland Metals Ltd.	83,179	10,392
	Suncorp Group Ltd.	226,030	2,812,802
	Super Retail Group Ltd.	68,217	586,566
#	Supply Network Ltd.	537	12,376
#*	Syrah Resources Ltd.	152,658	12,737
	Tabcorp Holdings Ltd.	952,509	782,880
	Technology One Ltd.	148,017	3,049,970
#*	Telix Pharmaceuticals Ltd.	3,852	42,366
#*	Temple & Webster Group Ltd.	6,467	26,911
	Transurban Group	226,449	2,295,006
#	Treasury Wine Estates Ltd.	15,088	47,422
#*	Tyro Payments Ltd.	162,309	85,989
		Shares	Value»
AUSTRALIA — (Continued)
#	Universal Store Holdings Ltd.	2,327	$12,415
	Vault Minerals Ltd.	246,554	822,568
	Ventia Services Group Pty. Ltd.	377,683	1,453,959
Ω	Viva Energy Group Ltd.	549,392	976,794
#	Vulcan Steel Ltd.	20,753	77,310
	Wagners Holding Co. Ltd.	5,933	19,579
*	WEB Travel Group Ltd.	54,680	105,713
	Wesfarmers Ltd.	115,152	6,117,144
*	West African Resources Ltd.	230,109	501,043
	Westgold Resources Ltd.	516,084	2,045,398
	Westpac Banking Corp.	395,631	11,068,435
#	WiseTech Global Ltd.	16,292	513,125
	Woolworths Group Ltd.	173,975	4,319,885
	Worley Ltd.	173,545	1,486,625
#*	Xero Ltd.	47,714	2,802,158
#	XRF Scientific Ltd.	27,486	36,099
#*	Zip Co. Ltd.	204,396	368,544
TOTAL AUSTRALIA			217,610,936
AUSTRIA — (0.5%)
	ANDRITZ AG	28,047	2,383,171
Ω	BAWAG Group AG	38,902	6,661,997
	CA Immobilien Anlagen AG	7,538	241,548
*	CPI Europe AG	8,306	152,153
	DO & Co. AG	1,810	369,118
	Erste Group Bank AG	47,996	5,303,366
*	Eurotelesites AG	18,802	103,610
	EVN AG	6,689	227,278
*	FACC AG	4,000	61,886
*	Immofinanz AG (IIA AV)	25,524	0
#	Oesterreichische Post AG	10,366	390,214
	Palfinger AG	6,724	276,692
	Porr AG	8,733	400,485
	Raiffeisen Bank International AG	27,193	1,483,259
	SBO AG	4,966	215,529
	Strabag SE (STR AV), Class BR	2,291	241,779
	Telekom Austria AG	31,026	352,695
#	Verbund AG	15,436	1,164,696

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Vienna Insurance Group AG Wiener Versicherung Gruppe	11,240	$846,321
	Wienerberger AG	16,118	467,329
TOTAL AUSTRIA			21,343,126
BELGIUM — (0.8%)
#	Anheuser-Busch InBev SA (ABI BB)	29,060	2,195,819
*	Argenx SE (ARGX BB)	3,256	2,553,445
*	Argenx SE (ARGX US), ADR	4,228	3,305,112
	Barco NV	18,894	211,482
	Bekaert SA	14,482	715,137
*	bpost SA	53,034	113,016
	Cie d'Entreprises CFE	3,294	43,993
#	Colruyt Group NV	32,915	1,268,728
	Deceuninck NV	20,459	51,391
#	D'ieteren Group	8,646	1,786,621
	Econocom Group SA NV	43,010	71,342
	Elia Group SA	15,657	2,596,568
	EVS Broadcast Equipment SA	5,830	257,105
	Fagron	36,632	1,033,386
*	Galapagos NV (GLPG BB)	9,005	255,129
*	Galapagos NV (GLPG NA)	10,655	299,176
	Gimv NV	14,409	811,912
#	Ion Beam Applications	5,863	92,201
	KBC Group NV	54,646	7,273,269
#	Lotus Bakeries NV	173	2,082,644
#	Melexis NV	6,342	533,708
	Proximus SADP	42,445	323,756
#	Recticel SA	13,767	163,328
	Tessenderlo Group SA	8,253	207,062
	UCB SA	33,374	9,087,449
	Umicore SA	42,715	863,921
	Van de Velde NV	2,854	109,754
	VGP NV	6,426	659,712
TOTAL BELGIUM			38,966,166
CANADA — (11.0%)
*	5N Plus, Inc.	65,199	1,572,917
	A&W Food Services of Canada, Inc.	400	10,887
#	Acadian Timber Corp.	3,700	46,851
		Shares	Value»
CANADA — (Continued)
*	ACT Energy Technologies Ltd.	11,457	$57,271
	ADENTRA, Inc.	10,229	256,864
	Aecon Group, Inc.	13,217	486,120
	AGF Management Ltd., Class B	17,700	211,094
	Agnico Eagle Mines Ltd. (AEM CN)	4,051	761,739
	Agnico Eagle Mines Ltd. (AEM US)	75,659	14,239,805
	AirBoss of America Corp.	3,500	17,908
	Alamos Gold, Inc. (AGI CN), Class A	382	15,242
	Alamos Gold, Inc. (AGI US), Class A	217,427	8,684,034
*	Allied Gold Corp.	39	1,173
	AltaGas Ltd.	110,351	4,135,878
#	Altus Group Ltd.	11,457	380,902
	Amerigo Resources Ltd.	17,500	73,950
	Andrew Peller Ltd., Class A	8,700	35,931
*	Aritzia, Inc.	44,981	4,747,617
*	Arizona Sonoran Copper Co., Inc.	4,950	27,586
	Atco Ltd., Class I	26,256	1,316,521
	AtkinsRealis Group, Inc.	68,615	4,734,630
#*	ATS Corp. (ATS CN)	22,821	740,399
*	AutoCanada, Inc.	2,455	41,677
	B2Gold Corp. (BTG US)	132,950	598,275
	B2Gold Corp. (BTO CN)	69,987	316,356
	Badger Infrastructure Solutions Ltd.	3,900	188,633
#	Bank of Montreal (BMO CN)	40,616	6,184,719
	Bank of Montreal (BMO US)	67,757	10,305,840
#	Bank of Nova Scotia (BNS CN)	100,854	7,846,468
	Bank of Nova Scotia (BNS US)	75,921	5,906,654
*	Bausch & Lomb Corp.	7,203	114,528
*	Bausch Health Cos., Inc. (BHC CN)	4,900	28,101
#*	Bausch Health Cos., Inc. (BHC US)	69,750	398,970
	BCE, Inc. (BCE US)	30,688	729,761
#	Bird Construction, Inc.	34,357	1,266,936

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Black Diamond Group Ltd.	19,500	$243,328
#*	BlackBerry Ltd. BB US	117,051	632,075
	BMTC Group, Inc.	1,803	17,149
*	Bombardier, Inc. (BBD/A CN), Class A	1,200	255,663
*	Bombardier, Inc. (BBD/B CN), Class B	39,054	8,298,705
#	Boralex, Inc., Class A	49,526	1,340,285
	Boyd Group, Inc.	7,192	889,026
	Brookfield Corp. (BN US)	232,436	10,487,490
#	Brookfield Infrastructure Corp. BIPC CN, Class A	24,243	896,813
	Brookfield Infrastructure Corp. BIPC US, Class A	16,137	597,069
#	Brookfield Renewable Corp. BEPC US	57,451	2,083,173
	Brookfield Wealth Solutions Ltd.	4,604	207,779
	BRP, Inc. (DOO CN)	8,687	486,104
	BRP, Inc. (DOOO US)	3,500	195,825
#*	CAE, Inc. (CAE US)	81,123	2,118,122
*	Calfrac Well Services Ltd.	21,100	83,105
	Calian Group Ltd.	3,442	179,125
	Cameco Corp. (CCJ US)	40,982	5,042,425
	Canaccord Genuity Group, Inc.	26,649	232,481
*	Canada Goose Holdings, Inc. (GOOS CN)	9,165	104,379
*	Canada Goose Holdings, Inc. (GOOS US)	10,602	120,651
	Canadian Imperial Bank of Commerce (CM CN)	63,737	7,112,024
	Canadian Imperial Bank of Commerce (CM US)	59,989	6,685,174
#	Canadian Tire Corp. Ltd., Class A	27,303	3,797,114
	Canadian Utilities Ltd., Class A	43,035	1,536,251
#*	Canfor Corp.	24,048	214,216
		Shares	Value»
CANADA — (Continued)
*	Capstone Copper Corp.	49,459	$412,174
#	Cascades, Inc.	30,019	237,792
	CCL Industries, Inc., Class B	82,575	5,214,623
*	Celestica, Inc. (CLS CN)	22	9,032
*	Celestica, Inc. (CLS US)	23,464	9,610,620
	Centerra Gold, Inc.	114,460	1,991,995
	CES Energy Solutions Corp.	162,478	2,313,339
	CGI, Inc. (GIB US)	41,426	2,710,917
	CGI, Inc. (GIBA CN)	14,620	956,944
*	Cipher Pharmaceuticals, Inc.	4,700	61,278
	Cogeco Communications, Inc.	5,436	251,880
	Cogeco, Inc.	1,929	89,651
*	Colabor Group, Inc.	16,300	480
	Colliers International Group, Inc. (CIGI CN)	1,837	192,037
	Colliers International Group, Inc. (CIGI US)	20,322	2,125,275
	Computer Modelling Group Ltd.	18,278	54,632
	Constellation Software, Inc.	3,840	6,993,586
	Corby Spirit & Wine Ltd.	4,000	43,288
*	D-BOX Technologies, Inc.	49,500	29,882
	Definity Financial Corp.	51,172	2,608,798
*	Descartes Systems Group, Inc. (DSG CN)	600	43,292
*	Descartes Systems Group, Inc. (DSGX US)	14,620	1,054,248
	Dollarama, Inc.	71,097	9,086,347
	Doman Building Materials Group Ltd.	38,876	294,786
*	Dorel Industries, Inc., Class B	8,528	10,422
	DPM Metals, Inc.	40,986	1,376,208
	DREAM Unlimited Corp., Class A	11,846	161,336

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Dynacor Group, Inc.	4,300	$18,392
	E-L Financial Corp. Ltd.	61,800	775,713
	Eldorado Gold Corp. (EGO US)	67,227	2,090,087
	Eldorado Gold Corp. (ELD CN)	36,946	1,141,531
#*	Electrovaya, Inc.	1,523	14,103
	Element Fleet Management Corp.	327,791	7,825,864
	Empire Co. Ltd., Class A	79,878	2,734,440
	Enbridge, Inc. (ENB CN)	857	47,548
	Enbridge, Inc. (ENB US)	135,809	7,526,535
	Enerflex Ltd. (EFX CN)	44,158	1,184,937
	Enerflex Ltd. (EFXT US)	49,878	1,337,728
*	Ensign Energy Services, Inc.	14,114	39,796
#	EQB, Inc.	16,583	1,505,026
	Equinox Gold Corp. (EQX CN)	2,987	41,736
#	Equinox Gold Corp. (EQX US)	179,160	2,501,074
*	ERO Copper Corp. (ERO CN)	27,628	714,116
*	ERO Copper Corp. (ERO US)	37,892	979,508
	Evertz Technologies Ltd.	8,130	95,763
	Extendicare, Inc.	23,875	526,943
	Fairfax Financial Holdings Ltd.	4,408	7,628,191
	Finning International, Inc.	81,789	5,989,892
*	Firan Technology Group Corp.	6,900	101,340
#	First Majestic Silver Corp. (AG US)	86,389	1,702,727
	First Majestic Silver Corp. (FR CN)	37	729
*	First Quantum Minerals Ltd.	25,000	612,140
	FirstService Corp. (FSV CN)	1,298	173,924
	FirstService Corp. (FSV US)	10,383	1,389,349
*	Foraco International SA	25,664	59,515
		Shares	Value»
CANADA — (Continued)
#*	Fortuna Mining Corp. (FSM US)	156,051	$1,505,892
*	Fortuna Mining Corp. (FVI CN)	34,368	331,447
*	Galiano Gold, Inc. GAU CN	52	121
	George Weston Ltd.	53,280	3,845,134
	Gibson Energy, Inc.	126,457	2,769,607
*	GoGold Resources, Inc.	60,171	116,058
#	Great-West Lifeco, Inc.	35,564	1,900,273
*	Haivision Systems, Inc.	6,900	33,577
	Hammond Manufacturing Co. Ltd., Class A	600	5,729
	Hammond Power Solutions, Inc.	4,267	908,373
	High Liner Foods, Inc.	6,336	64,137
	Hudbay Minerals, Inc. (HBM CN)	83,923	1,941,231
	Hudbay Minerals, Inc. (HBM US)	125,149	2,892,193
Ω	Hydro One Ltd.	73,989	3,178,855
	iA Financial Corp., Inc.	33,571	4,320,597
*	IAMGOLD Corp. (IAG US)	41,094	693,256
*	IAMGOLD Corp. (IMG CN)	91,446	1,538,967
	IGM Financial, Inc.	68,309	3,808,327
	Information Services Corp.	9,243	309,813
	Intact Financial Corp.	60,602	11,677,379
Ω	Jamieson Wellness, Inc.	12,028	299,383
*	K92 Mining, Inc.	98,472	1,809,446
	K-Bro Linen, Inc.	2,722	75,968
#	Keyera Corp.	75,386	2,912,546
*	Kinaxis, Inc.	1,320	136,378
	Kinross Gold Corp. (K CN)	140,151	4,245,749
	Kinross Gold Corp. (KGC US)	197,409	5,969,648
#	Labrador Iron Ore Royalty Corp.	47,201	986,518
*	Laramide Resources Ltd.	9,500	5,315
	Lassonde Industries, Inc., Class A	700	115,187
	Laurentian Bank of Canada	25	741

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Leon's Furniture Ltd.	5,062	$97,823
*	Lightspeed Commerce, Inc. (LSPD US)	7,900	73,075
#*	Lithium Americas Corp.	2,000	11,460
	Loblaw Cos. Ltd.	128,775	5,936,550
	Lundin Gold, Inc.	62,129	4,175,475
	Lundin Mining Corp.	91,072	2,337,225
#	Magna International, Inc. (MG CN)	2,100	133,651
#	Magna International, Inc. (MGA US)	75,082	4,780,471
	Mainstreet Equity Corp.	800	106,947
*	Major Drilling Group International, Inc.	38,043	438,866
*	Mattr Corp.	25,634	179,845
*	MDA Space Ltd.	23,824	728,567
*	Medexus Pharmaceuticals, Inc.	11,000	32,068
	Medical Facilities Corp.	5,000	63,202
	Melcor Developments Ltd.	6,227	84,992
	Metro, Inc.	87,871	5,890,606
	Morguard Corp.	853	75,670
	MTY Food Group, Inc.	3,609	107,844
#*	NanoXplore, Inc.	7,200	11,767
	National Bank of Canada	60,959	9,201,599
	Neo Performance Materials, Inc.	12,824	238,854
*	NFI Group, Inc.	3,296	52,800
	North West Co., Inc.	34,705	1,299,952
	Nutrien Ltd. (NTR US)	64,810	4,925,560
	OceanaGold Corp.	147,871	4,578,694
	Onex Corp.	21,999	1,853,562
#	Open Text Corp. (OTEX CN)	24,170	547,866
#	Open Text Corp. (OTEX US)	45,263	1,025,660
	OR Royalties, Inc. (OR CN)	504	18,563
	OR Royalties, Inc. (OR US)	9,443	348,541
	Pan American Silver Corp. (PAAS CN)	42,083	2,202,145
	Pan American Silver Corp. (PAAS US)	72,031	3,766,522
#	Pason Systems, Inc.	45,310	465,992
		Shares	Value»
CANADA — (Continued)
#	Pet Valu Holdings Ltd.	6,444	$100,905
	PHX Energy Services Corp.	36,100	327,155
*	PMET Resources, Inc.	4,200	18,459
	Polaris Renewable Energy, Inc.	9,774	92,246
#	Pollard Banknote Ltd.	2,929	38,468
*	Precision Drilling Corp. (PD CN)	1,462	136,396
*	Precision Drilling Corp. (PDS US)	10,006	933,865
#	Premium Brands Holdings Corp.	14,068	882,907
	Pulse Seismic, Inc.	6,600	19,338
	Quebecor, Inc., Class B	100,394	4,226,104
	RB Global, Inc. (RBA US)	28,575	2,980,373
*	Real Matters, Inc.	9,500	40,214
	Restaurant Brands International, Inc. (QSR CN)	5,770	465,601
#	Restaurant Brands International, Inc. (QSR US)	73,460	5,926,753
	Richelieu Hardware Ltd.	21,663	633,456
	Rogers Communications, Inc. (RCI US), Class B	63,833	2,325,436
#	Rogers Communications, Inc. (RCIB CN), Class B	38,047	1,385,081
	Royal Bank of Canada (RY CN)	133,492	24,009,593
	Royal Bank of Canada (RY US)	123,085	22,151,607
	Russel Metals, Inc.	31,041	1,208,185
	Saputo, Inc.	45,823	1,387,492
	Savaria Corp.	18,711	411,591
#*	Seabridge Gold, Inc. (SA US)	12,901	360,583
	Secure Waste Infrastructure Corp.	211,260	3,600,448
*	Shopify, Inc. (SHOP US), Class A	103,293	12,511,881
#	Sienna Senior Living, Inc.	21,239	365,880
*	SNDL, Inc.	4,981	6,774

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Source Energy Services Ltd.	1,500	$19,689
	South Bow Corp. SOBO US	24,459	837,476
#	Sprott, Inc. (SII CN)	1,170	152,810
	Sprott, Inc. (SII US)	5,493	716,287
*	SSR Mining, Inc. (SSRM CN)	52,483	1,511,492
*	SSR Mining, Inc. (SSRM US)	24,249	698,614
	Stantec, Inc. (STN CN)	23,133	2,112,769
	Stantec, Inc. (STN US)	19,321	1,764,007
	Stella-Jones, Inc.	22,858	1,414,542
	StorageVault Canada, Inc.	41,557	134,612
	Sun Life Financial, Inc. (SLF CN)	64,950	4,679,690
#	Sun Life Financial, Inc. (SLF US)	72,441	5,221,547
	Superior Plus Corp.	73,735	407,121
	Supremex, Inc.	7,100	18,712
	Taiga Building Products Ltd.	5,000	13,619
	TELUS Corp.	24,281	304,060
*	TerrAscend Corp.	18,500	14,164
#	TerraVest Industries, Inc.	7,857	801,462
	TFI International, Inc. (TFII CN)	12,211	1,747,215
	TFI International, Inc. (TFII US)	1,281	183,414
††	Theratechnologies, Inc.	5,606	2,130
	Thomson Reuters Corp. (TRI US)	21,647	2,071,401
#	Timbercreek Financial Corp.	67,462	336,230
	TMX Group Ltd.	78,800	3,213,840
	Torex Gold Resources, Inc.	49,388	2,033,912
	Toromont Industries Ltd.	41,133	6,396,078
	Toronto-Dominion Bank (TD CN)	92,172	9,929,347
#	Toronto-Dominion Bank (TD US)	130,774	14,084,360
	Total Energy Services, Inc.	31,209	540,385
	Transcontinental, Inc., Class A	48,333	188,941
#	Trican Well Service Ltd.	104,285	553,535
		Shares	Value»
CANADA — (Continued)
#	Triple Flag Precious Metals Corp. (TFPM CN)	1,100	$35,113
	Triple Flag Precious Metals Corp. (TFPM US)	26,232	837,064
*	Trisura Group Ltd. (TSU CN)	17,381	563,010
	Vecima Networks, Inc.	2,400	22,439
	VersaBank (VBNK US)	3,158	56,560
*††	Victoria Gold Corp./Vancouver	1,006	67
*	Vitalhub Corp.	6,517	38,478
	Wajax Corp.	12,100	301,264
	Wall Financial Corp.	1,000	11,779
#*	Well Health Technologies Corp.	84,882	269,953
*	Wesdome Gold Mines Ltd.	124,295	2,208,916
	West Fraser Timber Co. Ltd. (WFG CN)	24,293	1,538,041
	West Fraser Timber Co. Ltd. (WFG US)	21,900	1,386,489
*	Western Forest Products, Inc.	1,419	15,451
	Wheaton Precious Metals Corp. (WPM US)	49,186	6,220,062
	Winpak Ltd.	14,100	416,870
	WSP Global, Inc.	28,196	4,691,203
	Yellow Pages Ltd.	4,440	43,931
TOTAL CANADA			508,528,498
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd. (CGG CN)	34,632	743,963
DENMARK — (2.3%)
	AL Sydbank	24,450	2,085,299
#	ALK-Abello AS	49,880	1,868,287
	Alm Brand AS	365,365	854,668
#	Ambu AS, Class B	39,733	393,868
*	Bang & Olufsen AS	9,180	12,537
*	Bavarian Nordic AS	18,178	535,065
	Carlsberg AS, Class B	18,600	2,520,077
	Chemometec AS	1,441	72,658
#	Coloplast AS, Class B	24,858	1,535,570
	Columbus AS	33,734	53,383

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Danske Bank AS	165,759	$8,521,419
#*	Demant AS	35,068	1,112,131
	DSV AS	30,905	7,600,708
	FLSmidth & Co. AS	25,906	1,924,095
*	Genmab AS (GMAB DC)	29,126	7,711,879
#*	GN Store Nord AS	52,288	786,493
	GronlandsBANKEN AS	37	5,685
	H Lundbeck AS (HLUNA DC), Class A	18,301	101,570
	H Lundbeck AS (HLUNB DC)	124,313	835,706
#*	H&H International AS, Class B	5,321	88,686
#*	Huscompagniet AS	1,689	9,079
	ISS AS	67,351	2,470,745
	Jeudan AS	1,158	37,799
	Jyske Bank AS	22,307	3,105,448
#	Matas AS	20,009	318,095
	MT Hoejgaard Holding AS	299	16,019
*Ω	Netcompany Group AS	20,047	1,145,189
*	NKT AS	27,364	4,042,000
*	North Media AS	1,395	10,613
	Novo Nordisk AS (NOVOB DC), Class B	656,206	27,912,334
	Novonesis Novozymes B, Class B	95,623	5,875,626
#*	NTG Nordic Transport Group AS	3,176	92,959
#*Ω	Orsted AS	87,000	2,326,684
	Pandora AS	40,536	3,084,747
	Parken Sport & Entertainment AS	758	21,405
	Per Aarsleff Holding AS	7,791	907,370
	Ringkjoebing Landbobank AS	16,083	4,018,645
	Royal Unibrew AS	21,210	1,418,488
	Schouw & Co. AS	4,762	490,948
	SJF Bank AS	4,968	243,707
#*	Solar AS, Class B	2,453	79,951
	SP Group AS	6,285	367,088
#	Tivoli AS	528	53,997
*	Trifork Group AG	5,690	79,366
	Tryg AS	111,991	2,690,985
	Vestas Wind Systems AS	252,556	7,765,943
		Shares	Value»
DENMARK — (Continued)
*	Zealand Pharma AS	23,063	$1,090,792
TOTAL DENMARK			108,295,806
FINLAND — (2.0%)
	Aktia Bank OYJ	27,365	349,820
#	Alandsbanken Abp, Class B	263	14,822
	Alma Media OYJ	17,897	262,642
	Anora Group OYJ	8,708	35,616
	Digia OYJ	6,198	41,541
	Elisa OYJ	40,815	1,982,300
Ω	Enento Group OYJ	8,250	156,508
#	Evli OYJ, Class B	498	13,443
#	Fiskars OYJ Abp	4,668	75,285
	Fortum OYJ	170,022	4,283,376
	F-Secure OYJ	43,507	89,997
#	Harvia OYJ	6,433	268,403
	Hiab OYJ	26,891	1,599,637
	Huhtamaki OYJ	44,397	1,420,866
	Ilkka OYJ	2,760	13,435
*	Incap OYJ	1,295	15,254
	Kalmar OYJ, Class B	26,891	1,442,082
	Kemira OYJ	52,787	1,094,607
	Kesko OYJ (KESKOA FH), Class A	61,177	1,460,873
#	Kesko OYJ (KESKOB FH), Class B	174,645	4,304,497
	Kone OYJ, Class B	80,307	5,111,968
	Konecranes OYJ	105,099	3,451,766
*	Lassila & Tikanoja OYJ	7,150	61,158
*	Lindex Group OYJ	26,585	67,604
	Lumo Kodit OYJ	20,478	195,023
	Luotea PLC	7,150	20,583
#	Mandatum OYJ	151,337	1,210,371
	Marimekko OYJ	13,127	152,817
#*	Metsa Board OYJ (METSB FH), Class B	10,481	35,071
#	Metso OYJ	353,148	6,100,391
	Neste OYJ	118,018	4,076,667
#	NoHo Partners OYJ	1,829	15,086
	Nokia OYJ (NOKIA FH)	515,756	6,553,486
	Nokia OYJ (NOKIA FP)	4,241	52,786
#	Nokian Renkaat OYJ	31,152	383,256
	Nordea Bank Abp (NDA FH)	626,335	11,778,158
	Nordea Bank Abp (NDA SS)	126,848	2,378,030
	Olvi OYJ, Class A	3,986	145,122
	Orion OYJ (ORNAV FH), Class A	10,006	800,853

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Orion OYJ (ORNBV FH), Class B	47,289	$3,820,399
	Outokumpu OYJ	194,622	1,309,110
	Pihlajalinna OYJ	7,347	96,743
	Ponsse OYJ	4,654	121,980
	Puuilo OYJ	30,785	469,346
#*	QT Group OYJ	6,824	154,264
	Raisio OYJ, Class V	57,177	171,411
#*	Remedy Entertainment OYJ	787	11,828
	Revenio Group OYJ	7,298	119,170
#	Sampo OYJ, Class A	714,450	7,421,286
	Sanoma OYJ	36,259	394,344
	Scanfil OYJ	6,480	96,294
	Stora Enso OYJ, Class R	218,862	2,436,934
	Taaleri PLC	5,611	50,367
#Ω	Terveystalo OYJ	103,507	947,455
	Tieto OYJ	43,781	978,108
#	Tokmanni Group Corp.	19,181	171,255
#	UPM-Kymmene OYJ	70,205	2,103,541
	Vaisala OYJ, Class A	13,918	814,243
#	Valmet OYJ	51,181	1,336,400
#*	Verkkokauppa.com OYJ	4,172	10,981
	Wartsila OYJ Abp	235,487	9,889,795
TOTAL FINLAND			94,440,454
FRANCE — (7.4%)
#*	74Software SA	6,795	284,986
#	Aeroports de Paris SA	13,537	1,643,712
	Airbus SE	93,989	19,376,712
	AKWEL SADIR	1,240	10,544
*	Alstom SA	120,552	2,422,406
	Altamir	583	16,838
	Alten SA	10,469	697,458
Ω	Amundi SA	28,934	2,796,652
	Arkema SA	19,150	1,397,642
	Assystem SA	1,932	104,175
	Aubay	2,029	119,050
	AXA SA	200,919	9,685,357
Ω	Ayvens SA	156,702	2,120,532
*	Bastide le Confort Medical	1,152	33,929
	Beneteau SACA	11,429	91,974
	BioMerieux	12,372	1,044,011
	BNP Paribas SA	110,305	11,584,390
	Boiron SA	1,876	60,266
#	Bollore SE	304,029	1,919,804
	Bouygues SA	54,837	3,243,047
	Bureau Veritas SA	129,551	3,969,874
	Capgemini SE	20,757	2,524,390
	Carrefour SA	300,378	5,988,292
		Shares	Value»
FRANCE — (Continued)
	CBo Territoria	19,983	$92,678
*	Cegedim SA	2,625	36,897
	Cie des Alpes	7,941	206,992
*	Clariane SE	4,416	20,994
	Coface SA	53,480	991,725
	Credit Agricole SA	185,981	3,632,601
	Danone SA	40,271	3,155,153
	Dassault Aviation SA	2,624	917,607
	Dassault Systemes SE	49,415	1,113,498
	Derichebourg SA	35,040	373,302
#	Edenred SE	28,468	712,954
	Eiffage SA	38,638	6,229,540
	Electricite de Strasbourg SA	247	66,720
Ω	Elior Group SA	20,863	64,762
	Elis SA	30,235	934,268
*	Emeis SA	10,134	171,275
	EssilorLuxottica SA	12,823	2,714,238
	Eurazeo SE	20,491	1,118,384
	Eurofins Scientific SE	32,355	2,249,072
Ω	Euronext NV	14,296	2,393,024
	Exel Industries SA, Class A	353	12,874
	Exosens SAS	3,103	236,961
#	FDJ UNITED	45,370	1,232,570
*	Figeac Aero	2,951	34,441
	Fnac Darty SA (FNAC FP)	3,748	155,510
*	Forvia SE (1EO IM)	2,574	30,050
*	Forvia SE (FRVIA FP)	24,810	292,473
	Gaztransport Et Technigaz SA	26,974	6,562,615
#	Getlink SE	22,978	514,706
	GL Events SACA	4,130	162,582
	Groupe Crit SA	1,898	123,807
	Hermes International SCA	7,522	14,390,346
*	ID Logistics Group SACA	904	383,911
	Imerys SA	931	24,369
	Infotel SA	2,890	117,644
	Interparfums SA	1,644	45,742
	Ipsen SA	19,303	3,791,142
	IPSOS SA	18,582	788,058
#	Jacquet Metals SACA	6,987	182,117
	JCDecaux SE	31,601	702,907
	Kaufman & Broad SA	11,178	363,139
	Kering SA	3,438	945,840
#	Laurent-Perrier	972	96,115
	Legrand SA	45,838	8,212,493
#	Linedata Services	233	11,855
	LISI SA	2,079	152,194
	LNA Sante SA	321	10,856

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	L'Oreal SA	50,782	$21,871,245
*	Lumibird	531	13,443
	LVMH Moet Hennessy Louis Vuitton SE	56,239	30,043,390
#*Ω	Maisons du Monde SA	2,886	1,834
	Manitou BF SA	4,749	113,932
#	Metropole Television SA	16,917	258,378
#	Neurones	671	28,417
	Nexans SA	15,855	2,959,396
#*	Nexity SA	13,546	134,468
	North Atlantic Energies	1,390	101,848
	NRJ Group	1,252	10,503
	Oeneo SA	5,443	57,987
	Opmobility	7,607	128,536
	Orange SA (ORA FP)	882,909	18,384,234
	Pernod Ricard SA	39,658	2,948,250
*	Pierre Et Vacances SA	19,662	42,941
	Publicis Groupe SA (PUB FP)	93,983	8,781,516
	Quadient SA	6,681	91,360
#	Remy Cointreau SA	7,676	361,853
	Renault SA	67,135	2,358,399
	Rexel SA	127,326	5,385,031
	Robertet SA	322	302,518
	Rubis SCA	41,180	1,697,211
	SA d'Explosifs et de Produits Chimiques	146	45,794
	Safran SA	54,414	17,473,018
	Sanofi SA (SAN FP)	114,758	10,738,646
	Sartorius Stedim Biotech	3,764	695,631
	Savencia SA	397	30,942
	Schneider Electric SE (0NWV LI)	279	87,857
	Schneider Electric SE (SU FP)	64,977	20,676,249
	SCOR SE	111,660	4,166,346
	SEB SA	1,370	84,079
	SES SA	90,643	748,264
*Ω	SMCP SA	17,880	108,909
	Societe BIC SA	5,913	407,827
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	64,803
	Societe Generale SA	190,730	15,353,767
	Sopra Steria Group	8,298	1,294,764
	SPIE SA	73,694	4,275,917
#	Stef SA	917	125,331
#	Sword Group	3,554	130,651
	Synergie SE	4,886	161,632
		Shares	Value»
FRANCE — (Continued)
	Technip Energies NV	88,987	$4,209,756
#	Teleperformance SE	5,024	340,271
	Television Francaise 1 SA	24,424	194,278
	Thales SA	18,857	5,180,717
	Thermador Groupe	3,288	267,332
#	Tikehau Capital SCA	14,025	290,853
	Trigano SA	3,683	677,303
#*	Ubisoft Entertainment SA	22,927	133,752
	Valeo SE	51,001	641,967
	Vallourec SACA	86,392	2,603,134
	Veolia Environnement SA (VIE FP)	22,099	934,548
	Vetoquinol SA	921	83,278
	VIEL & Cie SA	5,994	131,513
	Vinci SA	79,513	12,024,134
	Virbac SACA	1,494	652,572
*	Viridien	4,696	798,722
#*	Voltalia SA	10,463	86,948
#	Vusion	1,226	174,874
#	Wavestone	2,695	145,437
TOTAL FRANCE			340,227,548
GERMANY — (6.7%)
*	7C Solarparken AG	11,665	25,870
	adidas AG	30,330	5,248,835
	Adtran Networks SE	4,294	115,983
	AIXTRON SE	14,520	802,286
	All for One Group SE	658	27,745
#	Allgeier SE	3,172	60,418
	Allianz SE (ALV GR)	37,331	17,050,275
	Alzchem Group AG	989	192,274
*	Aroundtown SA	220,177	636,598
	Atoss Software SE	3,950	367,541
Ω	Aumann AG	1,641	24,509
*	Aumovio SE	15,062	653,216
	Aurubis AG	16,913	3,639,505
*	Basler AG	1,078	23,210
	Bayerische Motoren Werke AG	54,402	4,978,499
#*	BayWa AG (BYW6 GR)	21,057	69,479
	Bechtle AG	40,357	1,373,523
	Beiersdorf AG	9,307	771,547
	Bijou Brigitte AG	991	57,742
	Bilfinger SE	14,410	1,661,918
#	Borussia Dortmund GmbH & Co. KGaA	25,391	95,064
*	BRANICKS Group AG	7,435	11,895
	Brenntag SE	50,130	3,650,713
*Ω	Brockhaus Technologies AG	667	14,727

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CANCOM SE (COK GR)	10,650	$309,593
#	Carl Zeiss Meditec AG	3,349	104,298
*	Ceconomy AG	74,997	386,417
	Cewe Stiftung & Co. KGaA	3,319	367,762
	Commerzbank AG	213,719	8,833,816
	Continental AG	30,124	2,279,274
	CTS Eventim AG & Co. KGaA	22,953	1,514,983
	Daimler Truck Holding AG	168,354	8,491,421
#*Ω	Delivery Hero SE	48,805	1,187,825
	Dermapharm Holding SE DMP GR	340	18,507
	Deutsche Bank AG (DB US)	41,253	1,280,906
	Deutsche Bank AG (DBK GR)	177,722	5,521,650
	Deutsche Beteiligungs AG	5,305	159,360
	Deutsche Boerse AG	34,209	10,495,243
	Deutsche EuroShop AG	2,597	60,262
#Ω	Deutsche Pfandbriefbank AG	48,242	184,015
	Deutsche Post AG	167,439	9,914,768
	Deutsche Telekom AG (DTE GR)	337,881	10,913,771
	Deutsche Wohnen SE	9,457	219,637
	Deutz AG	31,499	368,332
	Draegerwerk AG & Co. KGaA	1,079	88,577
	Duerr AG	18,847	467,683
Ω	DWS Group GmbH & Co. KGaA	19,199	1,329,917
	E.ON SE	924,938	20,537,863
	Eckert & Ziegler SE	19,282	345,753
	Elmos Semiconductor SE	2,017	436,276
	ElringKlinger AG	8,425	54,407
#	Energiekontor AG	2,005	95,838
	Evonik Industries AG	77,337	1,599,576
#*	Evotec SE	10,829	67,023
	Fielmann Group AG	10,618	530,022
	flatexDEGIRO SE	39,205	1,402,744
*	Fraport AG Frankfurt Airport Services Worldwide	13,920	1,142,175
	Freenet AG	63,008	2,006,792
	Fresenius Medical Care AG (FME GR)	26,620	1,204,514
		Shares	Value»
GERMANY — (Continued)
	Fresenius SE & Co. KGaA	51,589	$2,498,432
	Friedrich Vorwerk Group SE	4,641	398,097
	FUCHS SE	23,091	885,083
	GEA Group AG	92,131	6,300,064
	Gesco SE	3,348	58,339
	GFT Technologies SE	5,933	129,379
*	Grand City Properties SA	4,823	54,284
#*	Heidelberger Druckmaschinen AG	55,987	96,731
	Henkel AG & Co. KGaA	24,186	1,666,799
	Hensoldt AG	31,479	2,840,473
	Hornbach Holding AG & Co. KGaA	4,368	415,284
#	HUGO BOSS AG	20,367	863,696
	Indus Holding AG	5,070	177,818
	Infineon Technologies AG (IFX GR)	164,614	11,071,155
	Init Innovation in Traffic Systems SE	961	57,422
Ω	Instone Real Estate Group SE	5,461	56,602
#*	IONOS Group SE	11,735	361,222
	IVU Traffic Technologies AG	4,593	102,396
	Jenoptik AG	17,556	690,899
Ω	JOST Werke SE	6,656	405,134
	K&S AG	17,272	323,138
	KION Group AG	26,806	1,399,043
*	Kloeckner & Co. SE	11,670	162,988
	Knorr-Bremse AG	39,485	4,605,251
#	Kontron AG	15,395	386,000
	Krones AG	7,777	1,125,535
	KWS Saat SE & Co. KGaA	4,116	371,452
#	Lanxess AG	2,916	62,141
*	LPKF Laser & Electronics SE	7,573	147,231
	Mercedes-Benz Group AG	121,399	7,076,360
	Merck KGaA	5,532	716,322
	MLP SE	28,411	265,966
	MTU Aero Engines AG	21,868	7,499,768
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,890	10,103,121
#	Mutares SE & Co. KGaA	6,347	183,848
#	Nagarro SE	3,351	170,273

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Nemetschek SE	27,202	$1,974,159
#*	Nordex SE	55,299	3,153,283
	Norma Group SE	3,559	61,357
*	Pentixapharm Holding AG	5,983	14,181
	Pfeiffer Vacuum Technology AG	942	185,040
	ProSiebenSat.1 Media SE	1,878	8,938
	Puma SE (PUM GR)	24,599	753,071
*	PVA TePla AG	4,827	207,942
*	Q Beyond Ag Konv Namens Aktien	7,068	30,384
#	Qiagen NV QGEN US	95,979	3,318,938
	Qiagen NV QIA GR	15,170	517,487
	Rational AG	3,199	2,339,096
	RENK Group AG	27,398	1,741,280
	Rheinmetall AG	7,601	12,122,149
#	RTL Group SA	14,060	540,252
	SAF-Holland SE	6,396	132,008
	SAP SE (SAP GR)	80,690	13,547,291
	Schaeffler AG	55,096	523,836
Ω	Scout24 SE	27,513	2,290,796
	Secunet Security Networks AG	525	112,859
*	SFC Energy AG, Class BR	1,752	38,155
	Siemens AG (SIE GR)	74,214	22,053,511
*	Siemens Energy AG	113,773	24,110,975
Ω	Siemens Healthineers AG	82,823	3,396,088
	Sixt SE	4,723	377,931
*	SMA Solar Technology AG	1,004	64,332
	Stroeer SE & Co. KGaA	3,237	141,353
	Surteco Group SE	706	8,393
	SUSS MicroTec SE	8,081	723,442
	Symrise AG	53,445	4,727,779
*	Talanx AG	26,514	3,455,841
	Technotrans SE	1,764	67,853
	United Internet AG	39,002	1,225,338
*	Verbio SE	9,842	436,702
	Volkswagen AG	5,197	536,572
	Vonovia SE	56,435	1,520,539
	Vossloh AG	2,950	261,928
	Wacker Chemie AG	3,208	352,030
	Wacker Neuson SE	12,495	282,086
	Washtec AG	4,132	212,098
*	Westwing Group SE	1,868	29,137
	Wuestenrot & Wuerttembergische AG	10,291	179,219
		Shares	Value»
GERMANY — (Continued)
#*Ω	Zalando SE	59,791	$1,476,831
	Zeal Network SE	1,932	110,953
TOTAL GERMANY			308,565,551
HONG KONG — (0.9%)
	Aeon Credit Service Asia Co. Ltd.	18,000	19,431
	AIA Group Ltd.	1,303,600	14,311,916
	Analogue Holdings Ltd.	192,000	25,330
	APAC Resources Ltd. 1104 HK	80,000	24,443
	ASMPT Ltd.	48,400	1,013,855
	Bank of East Asia Ltd.	140,200	245,331
	Best Mart 360 Holdings Ltd.	90,000	20,603
*	Bitfire Group Holdings Ltd.	55,500	18,542
	BOC Hong Kong Holdings Ltd.	282,000	1,622,117
*	Bright Smart Securities & Commodities Group Ltd.	140,000	222,221
#Ω	Budweiser Brewing Co. APAC Ltd.	300,300	296,093
	Build King Holdings Ltd.	110,000	25,491
	China Motor Bus Co. Ltd.	800	5,889
*	China Star Entertainment Ltd.	130,000	157,304
	Chow Sang Sang Holdings International Ltd.	138,000	206,998
	CK Asset Holdings Ltd.	159,823	1,006,765
	C-Mer Medical Holdings Ltd.	124,000	19,470
#††	Convoy, Inc.	528,000	2,110
#*	Cowell e Holdings, Inc.	35,000	141,729
*	CSC Holdings Ltd.	12,550,000	40,565
	CTF Services Ltd.	451,583	468,955
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	112,800	181,539
	Dah Sing Financial Holdings Ltd.	54,000	284,325
*	Deep Source Holdings Ltd.	2,610,000	266,527

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Dickson Concepts International Ltd.	63,000	$49,763
	Emperor Watch & Jewellery Ltd.	1,350,000	52,044
*Ω	FIT Hon Teng Ltd.	158,000	156,156
	FSE Lifestyle Services Ltd.	50,000	35,742
	Giordano International Ltd.	320,000	60,998
	Glorious Sun Enterprises Ltd.	129,000	23,068
	Great Eagle Holdings Ltd.	45,693	104,063
	G-Resources Group Ltd.	130,050	130,862
	Guoco Group Ltd.	6,000	52,796
#	Guotai Junan International Holdings Ltd.	985,000	305,165
	Hang Lung Group Ltd.	155,000	321,898
	HKT Trust & HKT Ltd.	815,000	1,322,053
	Hong Kong Ferry Holdings Co. Ltd.	92,000	60,299
*	Hongkong & Shanghai Hotels Ltd.	12,500	9,404
	Hysan Development Co. Ltd.	90,000	225,612
	IGG, Inc.	298,000	118,505
Ω	Impro Precision Industries Ltd.	135,000	179,817
	JBM Healthcare Ltd.	30,000	9,467
	Johnson Electric Holdings Ltd.	144,000	390,768
	K Wah International Holdings Ltd.	383,000	111,886
	Kerry Properties Ltd.	221,500	674,190
	KLN Logistics Group Ltd.	94,500	81,393
	Luk Fook Holdings International Ltd.	155,000	444,528
	Man Wah Holdings Ltd.	430,400	234,309
*	Melco International Development Ltd.	160,000	87,548
#	MGM China Holdings Ltd.	158,000	237,184
*	Midland Holdings Ltd.	251,026	91,545
	Miramar Hotel & Investment	17,000	23,518
	Modern Dental Group Ltd.	116,000	88,927
		Shares	Value»
HONG KONG — (Continued)
*	New World Development Co. Ltd.	246,000	$268,446
*††	NewOcean Energy Holdings Ltd.	550,000	0
	Oriental Watch Holdings	210,476	88,071
#	PAX Global Technology Ltd.	301,000	150,127
	PCCW Ltd.	777,000	600,542
	Pico Far East Holdings Ltd.	406,000	126,098
	Plover Bay Technologies Ltd.	80,000	77,329
	PRADA SpA	248,300	1,106,405
	Sa Sa International Holdings Ltd.	166,000	20,528
Ω	Samsonite Group SA	735,300	1,346,429
	Sands China Ltd.	182,800	383,542
	Singamas Container Holdings Ltd.	542,000	41,366
	Sino Land Co. Ltd.	601,822	965,063
#*	SJM Holdings Ltd.	552,000	145,815
*	Solomon Systech International Ltd.	330,000	16,977
	Stella International Holdings Ltd.	75,000	142,350
	Sun Hung Kai Properties Ltd.	157,707	2,760,989
	Sundart Holdings Ltd.	134,000	12,849
	Swire Pacific Ltd. (19 HK), Class A	62,000	674,373
	Swire Pacific Ltd. (87 HK), Class B	112,500	191,357
	Swire Properties Ltd.	83,600	267,113
	Tai Hing Group Holdings Ltd.	93,000	13,223
	Techtronic Industries Co. Ltd.	268,000	3,885,919
	Town Health International Medical Group Ltd.	500,000	15,138
	Tradelink Electronic Commerce Ltd.	224,000	32,530
*	Viva Goods Co. Ltd.	1,016,000	76,349
#*	Vobile Group Ltd.	174,000	70,057
	VSTECS Holdings Ltd.	186,400	244,194
	VTech Holdings Ltd.	41,500	319,595
*	Wealthink AI-Innovation Capital Ltd.	468,000	12,311
	Wharf Real Estate Investment Co. Ltd.	229,000	717,112

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Wynn Macau Ltd.	276,400	$201,525
#*	Yunfeng Financial Group Ltd.	28,000	9,598
*	ZO Future Group	54,000	15,908
TOTAL HONG KONG			41,310,285
IRELAND — (0.6%)
	AIB Group PLC	821,303	9,466,787
	Bank of Ireland Group PLC	414,757	8,169,629
	Cairn Homes PLC	358,413	917,052
	FBD Holdings PLC (FBD ID)	14,225	267,570
	Glanbia PLC (GLB ID)	53,426	1,240,887
*Ω	Glenveagh Properties PLC	306,840	761,403
	Kerry Group PLC (KYGA ID), Class A	11,593	982,486
	Kingspan Group PLC (KSP ID)	44,267	4,095,744
*	Permanent TSB Group Holdings PLC	6,807	23,307
TOTAL IRELAND			25,924,865
ISRAEL — (1.2%)
*	Abra Information Technologies Ltd.	16,331	21,039
	Ackerstein Group Ltd.	1,931	6,039
	Afcon Holdings Ltd.	125	17,573
*	AFI Properties Ltd.	4,667	364,397
	Africa Israel Residences Ltd.	2,276	182,336
*	Airport City Ltd.	16,977	315,498
	Albaad Massuot Yitzhak Ltd.	1,115	13,341
*	Allot Ltd.	3,629	26,092
#	Alony Hetz Properties & Investments Ltd.	26,451	319,314
	Altshuler Shaham Finance Ltd.	23,843	57,922
	Amos Luzon Development & Energy Group Ltd.	25,438	52,206
	Arad Ltd.	4,385	62,950
#*	Argo Properties NV	3,398	159,710
	Ari Real Estate Arena Investment Ltd.	19,579	38,854
*	Ashdod Refinery Ltd.	1,321	45,153
	Ashtrom Group Ltd.	11,089	274,196
	AudioCodes Ltd. (AUDC IT)	772	6,827
		Shares	Value»
ISRAEL — (Continued)
	AudioCodes Ltd. (AUDC US)	7,436	$68,857
#	Aura Investments Ltd.	53,611	382,732
	Automatic Bank Services Ltd.	3,721	33,144
	Ayalon Holdings Ltd.	2,054	106,342
#	Azorim-Investment Development & Construction Co. Ltd.	17,797	118,783
	Azrieli Group Ltd.	1,558	248,501
	Bank Hapoalim BM	107,577	2,886,294
	Baran Group Ltd.	1,341	11,014
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,202	538,465
	Big Shopping Centers Ltd.	1,996	526,563
	Blue Square Real Estate Ltd.	1,661	222,820
#*	Camtek Ltd.	2,109	403,233
*	Carasso Motors Ltd.	14,778	159,637
#	Carasso Real Estate Ltd.	1,280	17,231
	Castro Model Ltd.	442	19,371
*	Cielo-Blu Group Ltd.	22,037	24,082
	Clal Insurance Enterprises Holdings Ltd.	31,127	2,689,716
*	Compugen Ltd.	14,192	36,585
	Danel Adir Yeoshua Ltd.	2,260	359,750
	Danya Cebus Ltd.	3,427	176,847
#	Delta Galil Ltd.	4,359	252,568
	Delta Israel Brands Ltd.	1,130	45,492
	Diplomat Holdings Ltd.	1,548	27,739
	Direct Finance of Direct Group 2006 Ltd.	450	82,351
	Dor Alon Energy in Israel 1988 Ltd.	1,328	109,284
*	Doral Group Renewable Energy Resources Ltd.	58,132	1,451,457
#	Duniec Brothers Ltd.	384	32,083
	Elbit Systems Ltd. (ESLT US)	1,786	1,499,061
	Electra Consumer Products 1970 Ltd.	5,432	152,197
	Electra Ltd.	18,160	598,525
*	Ellomay Capital Ltd.	2,313	58,567
	Energix-Renewable Energies Ltd.	72,572	538,964

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy Ltd. (ENLT IT)	20,678	$1,840,242
*	Enlight Renewable Energy Ltd. (ENLT US)	11,932	1,081,516
	First International Bank of Israel Ltd.	8,738	730,843
	FMS Enterprises Migun Ltd.	1,725	136,483
	Formula Systems 1985 Ltd. (FORTY IT)	3,085	432,798
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	1,495	211,528
	Fox Wizel Ltd.	3,392	366,198
*	Gilat Satellite Networks Ltd.	14,276	258,531
#*	Hagag Group Real Estate Development	18,978	202,109
	Harel Insurance Investments & Financial Services Ltd.	27,993	1,733,381
	Hilan Ltd.	6,324	453,220
	Hiper Global Ltd.	5,670	51,912
	ICL Group Ltd.	50,134	268,451
	IDI Insurance Co. Ltd.	4,267	329,673
*	IES Holdings Ltd.	374	77,196
#	Israel Canada TR Ltd.	44,627	311,216
	Israel Discount Bank Ltd., Class A	79,456	883,936
	Israel Shipyards Industries Ltd.	1,109	52,232
#*	Israir Group Ltd.	35,939	19,041
	Isras Investment Co. Ltd.	466	134,609
	Isrotel Ltd.	1,366	71,067
	Kamada Ltd. (KMDA IT)	4,386	35,803
	Kvutzat Acro Ltd.	7,991	128,071
	Land Development Nimrodi Group Ltd.	7,139	91,409
	Lapidoth Capital Ltd.	2,897	80,217
	Libra Insurance Co. Ltd.	6,801	44,887
	M Yochananof & Sons Ltd.	2,246	260,195
*	Malam - Team Ltd.	2,300	65,710
		Shares	Value»
ISRAEL — (Continued)
	Matrix IT Ltd.	11,895	$363,781
	Matrix IT Ltd. MTRX IT	13,214	405,723
	Max Stock Ltd.	15,933	158,689
	Mediterranean Towers Ltd.	19,996	115,101
	Mega Or Holdings Ltd.	6,763	1,383,387
	Meitav Investment House Ltd.	8,973	410,537
	MENIF - Financial Services Ltd.	9,819	93,263
	Menora Mivtachim Holdings Ltd.	10,987	1,793,314
	Meshulam Levinstein Contracting & Engineering Ltd.	595	106,177
*	Migdal Insurance & Financial Holdings Ltd.	54,177	346,155
	Mivne Real Estate KD Ltd.	149,167	718,931
#	Mivtach Shamir Holdings Ltd.	800	120,416
	Mizrahi Tefahot Bank Ltd.	11,132	875,345
	Nawi Group Ltd.	3,426	59,198
*	Nayax Ltd.	1,869	130,342
	Neto Malinda Trading Ltd.	3,471	199,878
*	Neto ME Holdings Ltd.	305	28,363
	Next Vision Stabilized Systems Ltd.	16,681	1,915,981
*	Nice Ltd. (NICE IT)	528	53,971
#*	Nice Ltd. (NICE US), Sponsored ADR	4,410	449,908
*	Nova Ltd. (NVMI US)	1,055	527,954
	Oil Refineries Ltd.	888,081	454,067
	One Software Technologies Ltd.	19,166	418,394
*	OY Nofar Energy Ltd.	6,958	438,454
#	Palram Industries 1990 Ltd.	5,815	100,824
	Partner Communications Co. Ltd.	65,428	870,571
	Paz Retail & Energy Ltd.	6,410	1,773,709
*	Perion Network Ltd.	11,494	117,822
	Phoenix Financial Ltd.	78,881	4,746,161

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries Ltd.	847	$46,036
	Polyram Plastic Industries Ltd.	14,681	42,661
*	Prashkovsky Investments & Construction Ltd.	3,265	174,946
*	Priortech Ltd.	537	57,525
	Qualitau Ltd.	1,731	326,709
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	470,568
*	Rani Zim Shopping Centers Ltd.	20,347	35,187
#*	Rapac Communication & Infrastructure Ltd.	1,869	59,863
*	REIT Azorim Hf. Living Ltd.	566	1,097
	Retailors Ltd.	1,186	14,444
#	Sano-Brunos Enterprises Ltd.	805	122,576
#	Scope Metals Group Ltd.	3,137	239,046
*	Shikun & Binui Soltec Renewable Energy	55,692	73,784
	Shufersal Ltd.	75,348	1,124,303
	Strauss Group Ltd.	6,757	292,716
	Summit Real Estate Holdings Ltd.	15,948	298,639
#	Tadiran Group Ltd.	1,128	74,434
#*	TAT Technologies Ltd.	916	34,000
	Telsys Ltd.	1,322	141,807
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,384	1,314,100
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	59,061	2,071,269
	Tiv Taam Holdings 1 Ltd.	19,549	91,752
*	Turpaz Industries Ltd.	13,251	337,728
#*	Veridis Environment Ltd.	4,021	60,470
	Victory Supermarket Chain Ltd.	2,615	50,600
	Villar International Ltd.	853	53,504
*	Willi Food Investments Ltd.	25	571
		Shares	Value»
ISRAEL — (Continued)
	YD More Investments Ltd.	9,397	$129,125
	YH Dimri Construction & Development Ltd.	2,970	404,837
TOTAL ISRAEL			53,514,889
ITALY — (2.8%)
	A2A SpA	307,439	875,504
	ACEA SpA	27,501	721,591
#	Aeroporto Guglielmo Marconi Di Bologna SpA	974	10,526
#	Amplifon SpA	7,609	84,287
	Ariston Holding NV	32,764	151,269
	Arnoldo Mondadori Editore SpA	81,401	196,903
	Ascopiave SpA	41,478	169,601
#	Avio SpA	617	22,919
	Azimut Holding SpA	69,440	2,948,765
	B&C Speakers SpA	956	13,751
#	Banca Generali SpA	29,500	1,934,943
	Banca IFIS SpA	10,903	297,037
	Banca Mediolanum SpA	99,397	2,178,621
#*Ω	Banca Sistema SpA	11,045	21,389
#	BasicNet SpA	14,461	122,623
	BPER Banca SpA	553,181	8,165,934
#	Brunello Cucinelli SpA	13,427	1,310,238
*	Cairo Communication SpA	29,772	87,466
	Cembre SpA	670	61,351
*	CIR SpA-Compagnie Industriali	136,243	106,955
	Comer Industries SpA	320	17,346
	Credito Emiliano SpA	22,111	391,849
	Datalogic SpA	2,702	17,354
#	Davide Campari-Milano NV	81,285	603,099
	De' Longhi SpA	18,601	723,324
Ω	Enav SpA	41,833	244,886
	Enel SpA	867,505	10,128,713
#	ERG SpA	18,489	499,676
	Esprinet SpA	17,273	116,277
#	Ferrari NV (RACE IM)	8,345	2,888,002
	Ferrari NV (RACE US)	11,040	3,834,192
#	Ferretti SpA	34,012	158,828
	Fila SpA	7,599	82,970
	FinecoBank Banca Fineco SpA	345,969	8,588,894
	FNM SpA	22,102	13,163

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Garofalo Health Care SpA	7,725	$46,500
	Gefran SpA	856	11,760
#	GPI SpA	2,000	37,857
	Hera SpA	510,606	2,409,538
#	IMMSI SpA	75,654	43,819
#	Intercos SpA	16,815	239,867
	Interpump Group SpA	12,616	531,866
	Intesa Sanpaolo SpA	1,637,328	11,124,379
	Iren SpA	103,840	317,756
#	Italgas SpA	286,718	3,463,500
	Italmobiliare SpA	5,708	195,024
	Iveco Group NV	78,399	1,286,013
	Leonardo SpA	48,967	3,057,781
	Lottomatica Group SpA	70,476	2,072,120
	LU-VE SpA	1,230	79,657
	Maire SpA	82,336	1,522,640
#	MARR SpA	11,918	120,744
	MFE-MediaForEurope NV, Class A	89,106	293,867
	MFE-MediaForEurope NV (MFEA IM), Class A	83,358	284,455
#	Moncler SpA	109,297	6,598,438
Ω	OVS SpA	100,260	596,664
	Pharmanutra SpA	1,858	172,130
#	Piaggio & C SpA	17,582	33,225
	Prysmian SpA	45,612	6,938,000
	Recordati Industria Chimica e Farmaceutica SpA	33,654	1,964,979
	Reply SpA	6,752	748,623
#*	Revo Insurance SpA	3,451	103,279
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	69,370
*	Safilo Group SpA	87,662	164,862
#	Saipem SpA	1,135,846	6,154,074
#*	Salvatore Ferragamo SpA	8,680	75,682
#	Sanlorenzo SpA	6,170	241,194
	Sesa SpA	4,115	416,654
	Snam SpA	321,461	2,534,854
#	SOL SpA	17,027	1,151,613
*	Stellantis NV (STLA US)	97,814	712,086
	Tamburi Investment Partners SpA	51,995	514,609
Ω	Technogym SpA	54,150	1,275,767
#*	Telecom Italia SpA (TIT IM)	5,070,729	4,001,716
*	Telecom Italia SpA (TITR IM)	2,631,887	2,430,132
		Shares	Value»
ITALY — (Continued)
	Tenaris SA (TEN IM)	47,641	$1,520,765
	Tenaris SA (TS US), ADR	20,019	1,279,214
#	Terna - Rete Elettrica Nazionale	188,559	2,268,037
#*	TREVI - Finanziaria Industriale SpA	35,645	12,981
#	TXT e-solutions SpA	4,111	158,392
	UniCredit SpA	84,547	6,533,992
	Unipol Assicurazioni SpA	161,525	4,220,413
	Webuild SpA	155,398	461,898
TOTAL ITALY			128,283,032
JAPAN — (18.7%)
	& ST HD Co. Ltd.	12,400	236,777
#	&Do Holdings Co. Ltd.	2,700	18,353
	A&D HOLON Holdings Co. Ltd.	8,800	161,651
	AB & Company Co. Ltd.	3,400	26,175
	ABC-Mart, Inc.	34,400	584,345
#	Achilles Corp.	8,200	72,875
	Acom Co. Ltd.	98,800	317,085
	AD Works Group Co. Ltd.	19,300	50,245
	ADEKA Corp.	42,500	1,064,436
#	Ad-sol Nissin Corp.	7,800	73,819
	Advanced Media, Inc.	3,000	20,680
	Advantest Corp.	127,000	23,713,254
	Aeon Co. Ltd.	316,062	3,045,412
#	Aeon Fantasy Co. Ltd.	2,500	40,876
	AEON Financial Service Co. Ltd.	24,400	242,648
#	Aeon Hokkaido Corp.	15,400	83,461
#	Aeon Kyushu Co. Ltd.	1,900	33,995
	AGS Corp.	1,200	8,647
	Ai Holdings Corp.	9,300	160,305
	Aica Kogyo Co. Ltd.	19,600	438,849
	Aichi Corp.	13,000	116,160
	Aichi Steel Corp.	32,800	604,901
	Aichi Tokei Denki Co. Ltd.	2,000	36,966
	Aida Engineering Ltd.	14,500	110,100
#	Ain Holdings, Inc.	8,400	304,570
#	Aiphone Co. Ltd.	3,600	64,193
	Air Water, Inc.	43,100	611,378
#	Airman Corp.	9,300	121,378
	Aisan Industry Co. Ltd.	14,500	160,206
	Aisin Corp.	42,900	680,283
#	AIT Corp.	8,400	118,544

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Akatsuki Corp.	10,000	$41,487
	Akatsuki, Inc.	4,300	76,089
*	Akebono Brake Industry Co. Ltd.	28,300	22,909
	Akita Bank Ltd.	4,200	146,669
#	Albis Co. Ltd.	3,200	50,363
	Alconix Corp.	8,400	133,430
	Alfresa Holdings Corp.	69,600	1,050,729
#	Alpen Co. Ltd.	3,800	47,809
	Alpha Systems, Inc.	3,400	71,769
	AlphaPolis Co. Ltd.	2,000	13,889
	Alps Alpine Co. Ltd.	51,316	770,059
#	Altech Corp.	13,900	223,906
	Amada Co. Ltd.	114,800	1,941,218
	Amano Corp.	22,200	507,488
#	Amiya Corp.	1,200	22,412
#	Amiyaki Tei Co. Ltd.	4,800	40,926
#	Amvis Holdings, Inc.	14,700	36,671
#	Anabuki Kosan, Inc.	2,300	36,823
	Anest Iwata Corp.	17,000	172,059
	Anicom Holdings, Inc.	27,471	263,398
	Anrakutei Co. Ltd.	800	18,942
#	Anycolor, Inc.	8,400	148,342
	Aoyama Trading Co. Ltd.	26,700	134,597
#	Aoyama Zaisan Networks Co. Ltd.	15,000	133,728
	Aozora Bank Ltd.	23,700	382,390
	Arata Corp.	12,400	219,989
#	ARCLANDS Corp.	9,819	111,326
	ARE Holdings, Inc.	41,100	940,842
	Arealink Co. Ltd.	21,600	139,017
*	Arent, Inc.	1,000	27,153
	Argo Graphics, Inc.	24,400	210,771
	Ariake Japan Co. Ltd.	2,200	76,247
	Artience Co. Ltd.	22,000	548,744
#	Artner Co. Ltd.	4,500	54,804
	As One Corp.	28,000	388,278
#	Asahi Diamond Industrial Co. Ltd.	10,800	89,451
	Asahi Group Holdings Ltd.	324,797	3,197,830
	Asahi Intelligence Service Co. Ltd.	1,600	10,127
	Asahi Kasei Corp.	455,900	4,485,985
#	Asahi Kogyosha Co. Ltd.	11,200	266,969
#	Asahi Net, Inc.	11,600	46,390
	Asahi Printing Co. Ltd.	1,900	10,455
	Asahi Yukizai Corp.	9,500	348,342
	Asanuma Corp.	25,000	147,527
	Asics Corp.	160,400	4,554,977
		Shares	Value»
JAPAN — (Continued)
	ASKA Pharmaceutical Holdings Co. Ltd.	3,600	$66,568
#	ASKUL Corp.	10,900	81,919
	Astellas Pharma, Inc.	429,200	6,082,512
	Astena Holdings Co. Ltd.	14,100	43,466
	Ateam Holdings Co. Ltd.	1,700	10,506
	Atrae, Inc.	8,500	35,326
#*	Atsugi Co. Ltd.	3,000	21,782
*	Aucnet, Inc.	25,600	197,100
	Autobacs Seven Co. Ltd.	30,200	293,266
	Aval Data Corp.	1,300	24,480
	Avant Group Corp.	12,800	104,797
	Avantia Co. Ltd.	1,900	10,017
	Axial Retailing, Inc.	16,800	120,937
	Azbil Corp.	157,200	1,399,041
#	AZ-COM MARUWA Holdings, Inc.	14,300	82,003
#	AZOOM Co. Ltd.	1,800	46,881
	Bandai Namco Holdings, Inc.	107,900	2,476,876
	Bando Chemical Industries Ltd.	8,500	110,041
*	Bank of Innovation, Inc.	900	29,197
	Bank of Saga Ltd.	3,300	107,651
	Base Co. Ltd.	4,900	99,907
	baudroie, Inc.	1,700	21,721
	BayCurrent, Inc.	68,300	2,199,536
#	Beauty Garage, Inc.	3,800	37,736
#	Belc Co. Ltd.	4,700	209,490
#	Bell System24 Holdings, Inc.	10,100	96,436
	Bell-Park Co. Ltd.	1,400	26,913
	Belluna Co. Ltd.	13,273	71,515
#	Bewith, Inc.	2,200	26,466
	Bic Camera, Inc.	34,600	358,036
	BIPROGY, Inc.	39,200	1,127,383
	B-Lot Co. Ltd.	2,000	18,322
	Blue Zones Holdings Co. Ltd.	55,000	612,204
	BML, Inc.	6,708	163,111
#	Bookoff Group Holdings Ltd.	2,900	37,524
	Broadleaf Co. Ltd.	20,600	119,166
	Brother Industries Ltd.	44,600	846,964
#	Buffalo, Inc.	3,400	53,619
	Bunka Shutter Co. Ltd.	27,200	320,559
	Business Brain Showa-Ota, Inc.	16,200	94,674

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Business Engineering Corp.	12,000	$92,479
	BuySell Technologies Co. Ltd.	1,000	21,432
	C Uyemura & Co. Ltd.	5,000	748,554
	CAC Holdings Corp.	5,100	58,363
	Calbee, Inc.	800	15,163
	Canon Marketing Japan, Inc.	35,400	805,676
	Canon, Inc. (7751 JP)	63,300	1,628,491
	Canon, Inc. (CAJ US), Sponsored ADR	9,943	254,441
	Capcom Co. Ltd.	77,200	1,629,971
	Career Design Center Co. Ltd.	1,900	29,303
#	Careerlink Co. Ltd.	4,900	73,324
	Carlit Co. Ltd.	10,600	185,137
	Casio Computer Co. Ltd.	16,700	169,436
	Cawachi Ltd.	6,000	114,518
	CDS Co. Ltd.	1,300	15,122
	CE Holdings Co. Ltd.	2,100	16,116
	Celsys, Inc.	16,700	144,383
	Central Automotive Products Ltd.	19,500	224,850
	Central Japan Railway Co.	38,475	923,033
	Central Sports Co. Ltd.	1,500	22,545
#	Ceres, Inc.	5,700	65,840
#	Change Holdings, Inc.	7,800	45,045
#	Charm Care Corp. KK	4,800	39,411
	Chiba Bank Ltd.	32,700	451,365
#	Chino Corp.	6,200	62,602
#*	Chiyoda Corp.	47,500	308,164
	Chiyoda Integre Co. Ltd.	2,700	51,826
	Chofu Seisakusho Co. Ltd.	2,600	33,084
	Chori Co. Ltd.	1,600	43,499
	Chudenko Corp.	14,100	428,372
	Chugai Pharmaceutical Co. Ltd.	108,800	5,802,234
	Chugai Ro Co. Ltd.	1,900	57,228
	Chugin Financial Group, Inc.	3,800	70,722
	Chugoku Marine Paints Ltd.	23,700	485,430
	CKD Corp.	11,200	433,979
#	CK-San-Etsu Co. Ltd.	2,300	61,120
		Shares	Value»
JAPAN — (Continued)
	Cleanup Corp.	13,500	$74,684
	Coca-Cola Bottlers Japan Holdings, Inc.	30,300	656,972
	COLOPL, Inc.	36,800	101,618
	Colowide Co. Ltd.	7,000	82,866
	Computer Engineering & Consulting Ltd.	5,000	61,929
#	Computer Institute of Japan Ltd.	16,560	52,620
	COMSYS Holdings Corp.	37,521	1,351,188
	Comture Corp.	10,400	90,519
	Copro-Holdings Co. Ltd.	1,800	9,612
#	Core Concept Technologies, Inc.	1,700	15,086
#	Core Corp.	2,600	34,017
#	Corona Corp.	4,800	28,583
	Cosel Co. Ltd.	13,300	108,114
	Cosmos Initia Co. Ltd.	4,300	31,575
	Cosmos Pharmaceutical Corp.	21,800	847,312
#	Cota Co. Ltd.	9,648	69,081
	Create SD Holdings Co. Ltd.	10,847	226,610
	Credit Saison Co. Ltd.	28,300	783,877
#	Creek & River Co. Ltd.	9,000	76,575
	Cresco Ltd.	14,200	123,514
	CTI Engineering Co. Ltd.	13,400	241,198
	CTS Co. Ltd.	8,700	48,132
	Curves Holdings Co. Ltd.	16,800	87,866
	CyberAgent, Inc.	182,354	1,460,387
#	Cybozu, Inc.	9,700	129,272
	Dai Nippon Printing Co. Ltd.	40,800	772,798
	Dai Nippon Toryo Co. Ltd.	14,600	115,038
	Dai-Dan Co. Ltd.	48,000	857,282
	Daido Steel Co. Ltd.	58,000	678,073
	Daifuku Co. Ltd.	75,400	3,296,613
	Daihatsu Infinearth Mfg Co. Ltd.	9,500	181,199
	Daiho Corp.	13,000	61,584
	Dai-Ichi Cutter Kogyo KK	3,000	27,419
	Daiichi Jitsugyo Co. Ltd.	10,200	208,508

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Kensetsu Corp.	2,300	$54,303
	Daiichi Life Group, Inc.	506,199	4,634,596
	Daiichi Sankyo Co. Ltd.	134,600	2,186,454
	Daiki Aluminium Industry Co. Ltd.	15,300	143,762
	Daikin Industries Ltd.	21,900	3,094,365
#	Daikoku Denki Co. Ltd.	1,900	28,659
#	Daikokutenbussan Co. Ltd.	2,500	76,863
#	Daikyonishikawa Corp.	9,400	51,135
	Dainichi Co. Ltd.	1,600	10,308
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	27,400	187,057
	Daiseki Co. Ltd.	9,380	251,189
	Daisue Construction Co. Ltd.	4,800	105,102
#	Daisyo Corp.	1,400	9,190
	Daito Trust Construction Co. Ltd.	131,800	2,964,580
	Daitron Co. Ltd.	5,400	100,912
	Daiwa House Industry Co. Ltd.	184,600	5,632,323
	Daiwa Industries Ltd.	13,400	163,809
	Daiwa Securities Group, Inc.	124,300	1,170,019
	Daiwabo Holdings Co. Ltd.	49,400	1,005,956
	DCM Holdings Co. Ltd.	40,100	374,636
	Dear Life Co. Ltd.	22,000	147,175
	Delica Foods Holdings Co. Ltd.	1,800	9,847
	DeNA Co. Ltd.	47,400	773,460
	Densan System Holdings Co. Ltd.	2,700	49,317
	Denso Corp.	97,600	1,166,130
#*	Dentsu Group, Inc.	63,100	1,198,005
	Dentsu Soken, Inc.	33,000	464,115
	Denyo Co. Ltd.	8,200	188,411
	Dexerials Corp.	40,300	628,955
	DIC Corp.	34,000	778,401
	Digital Arts, Inc.	2,400	85,797
#	Digital Garage, Inc.	2,100	33,186
	Digital Hearts Holdings Co. Ltd.	10,800	57,444
#	Dip Corp.	17,700	205,662
		Shares	Value»
JAPAN — (Continued)
	Disco Corp.	10,600	$5,043,293
	DKS Co. Ltd.	4,000	216,377
	DMG Mori Co. Ltd.	74,600	1,390,129
	DMW Corp.	300	10,721
	Doshisha Co. Ltd.	10,800	225,527
#	Double Standard, Inc.	2,100	18,185
	Dowa Holdings Co. Ltd.	24,100	1,466,522
	DTS Corp.	74,000	482,249
	Duskin Co. Ltd.	17,500	440,463
	DyDo Group Holdings, Inc.	6,400	103,480
#	Eagle Industry Co. Ltd.	5,500	99,017
	Earth Corp.	4,200	122,890
	East Japan Railway Co.	32,900	718,171
#	EAT&HOLDINGS Co. Ltd.	3,100	38,916
	Ebara Corp.	154,200	5,274,860
#	Ebara Foods Industry, Inc.	1,900	30,517
#	Ebara Jitsugyo Co. Ltd.	8,400	128,652
#	Ebase Co. Ltd.	8,400	21,470
#	Eco's Co. Ltd.	4,400	62,211
	EDION Corp.	34,000	460,622
	eGuarantee, Inc.	13,000	147,208
	Eisai Co. Ltd.	15,800	472,932
	Eizo Corp.	12,400	163,214
	EJ Holdings, Inc.	5,000	54,138
	Elan Corp.	9,600	44,699
	Elecom Co. Ltd.	15,300	158,421
#	EM Systems Co. Ltd.	7,500	31,657
	Endo Lighting Corp.	4,900	88,173
	Enigmo, Inc.	4,100	9,854
	Ensuiko Sugar Refining Co. Ltd.	3,100	9,920
#	Envipro Holdings, Inc.	3,000	20,982
	ERI Holdings Co. Ltd.	1,200	32,047
#	ES-Con Japan Ltd.	21,800	164,400
	Eslead Corp.	4,000	148,641
	ESPEC Corp.	1,000	21,272
	euglena Co. Ltd.	21,000	54,065
#	eWeLL Co. Ltd.	2,400	30,791
	EXEO Group, Inc.	85,900	1,577,104
	Ezaki Glico Co. Ltd.	16,400	593,249
	F&M Co. Ltd.	3,000	40,085
	FaithNetwork Co. Ltd.	4,200	20,401
#	FALCO HOLDINGS Co. Ltd.	2,800	45,038
	FANUC Corp.	52,600	2,323,503
	Fast Retailing Co. Ltd.	33,900	15,958,262
*	f-code, Inc.	1,600	15,016

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ferrotec Corp.	19,600	$944,948
#	FFRI Security, Inc.	1,800	68,063
#	FIDEA Holdings Co. Ltd.	6,500	79,308
	Financial Partners Group Co. Ltd.	33,800	344,777
	FINDEX, Inc.	9,100	46,201
	Fintech Global, Inc.	18,700	15,227
	First Bank of Toyama Ltd.	8,000	131,848
	First-Corp., Inc.	900	6,391
#	Fixstars Corp.	10,300	83,712
#	FJ Next Holdings Co. Ltd.	8,800	84,791
	Focus Systems Corp.	3,300	31,904
	Forval Corp.	2,800	19,089
	Foster Electric Co. Ltd.	2,800	53,321
	FP Corp.	21,011	310,413
#	France Bed Holdings Co. Ltd.	12,845	104,949
#	Freebit Co. Ltd.	2,300	20,719
#	F-Tech, Inc.	2,200	10,489
	Fudo Tetra Corp.	3,500	66,328
	Fuji Co. Ltd.	16,000	207,945
	Fuji Corp. (6134 JP)	15,200	592,158
#	Fuji Corp. Ltd.	12,600	64,671
	Fuji Electric Co. Ltd.	22,190	1,864,954
	Fuji Media Holdings, Inc.	16,281	402,740
	Fuji Pharma Co. Ltd.	3,600	50,541
	Fuji Seal International, Inc.	20,400	322,383
	Fuji United Holdings Co. Ltd.	1,100	8,574
	FUJIFILM Holdings Corp.	62,500	1,150,227
#	Fujikura Kasei Co. Ltd.	16,600	128,996
	Fujikura Ltd.	258,600	9,977,560
	Fujimi, Inc.	22,300	461,244
	Fujitsu Ltd.	171,000	3,432,200
#	Fujiya Co. Ltd.	3,400	52,425
	Fukuda Corp.	3,100	166,121
	Fukuda Denshi Co. Ltd.	6,100	393,707
#	Fukui Bank Ltd.	4,938	118,377
	Fukui Computer Holdings, Inc.	4,700	98,721
	FULLCAST Holdings Co. Ltd.	13,700	142,348
	Fumakilla Ltd.	1,700	12,196
#	Funai Soken Holdings, Inc.	41,100	293,230
		Shares	Value»
JAPAN — (Continued)
	Furukawa Co. Ltd.	21,000	$560,252
	Furukawa Electric Co. Ltd.	17,500	4,752,767
	Furuno Electric Co. Ltd.	8,400	389,751
#	Furuya Metal Co. Ltd.	2,900	137,217
	Furyu Corp.	7,700	63,142
	Fuso Chemical Co. Ltd.	25,200	527,608
	Fuso Dentsu Co. Ltd.	900	10,395
	Futaba Industrial Co. Ltd.	20,200	126,182
	Future Corp.	20,500	200,147
	Fuyo General Lease Co. Ltd.	37,800	1,046,577
	G-7 Holdings, Inc.	11,500	94,570
#	GA Technologies Co. Ltd.	13,300	130,697
#	Gakken Holdings Co. Ltd.	9,800	60,302
	Gakkyusha Co. Ltd.	3,400	49,651
#	Gakujo Co. Ltd.	6,300	64,342
	Galilei Co. Ltd.	7,800	177,719
	Gamecard Holdings, Inc.	1,400	23,350
	Gecoss Corp.	7,500	77,160
#	Genki Global Dining Concepts Corp.	5,200	92,805
#	Genky DrugStores Co. Ltd.	8,600	199,983
	Geo Holdings Corp.	6,300	75,077
#	giftee, Inc.	4,800	34,983
#	Giken Ltd.	3,200	36,796
	Global Link Management KK	1,000	12,098
	GLOBERIDE, Inc.	6,700	88,936
	Glory Ltd.	22,100	562,161
	GLtechno Holdings, Inc.	1,630	54,059
	GMO Financial Gate, Inc.	1,400	51,034
#	GMO Financial Holdings, Inc.	20,500	134,850
#	GMO GlobalSign Holdings KK	1,500	18,340
	GMO internet group, Inc.	43,962	870,103
	GMO Payment Gateway, Inc.	22,200	1,115,047
#	GMS Group Co. Ltd.	8,758	21,258
#*	Gokurakuyu Holdings Co. Ltd.	5,600	17,284
	Goldcrest Co. Ltd.	7,500	159,885
	Goldwin, Inc.	28,800	403,056

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Gourmet Kineya Co. Ltd.	1,500	$9,255
	Grandy House Corp.	7,300	25,014
	GREE Holdings, Inc.	17,900	41,465
	grems, Inc.	5,400	97,125
	GSI Creos Corp.	4,500	69,780
	G-Tekt Corp.	5,500	63,339
#*	Gumi, Inc.	9,800	20,200
	Gun-Ei Chemical Industry Co. Ltd.	2,100	69,510
	GungHo Online Entertainment, Inc.	3,300	52,210
	Gunma Bank Ltd.	54,110	740,903
#	Gunosy, Inc.	9,200	30,079
	H.U. Group Holdings, Inc.	11,500	229,446
	H2O Retailing Corp.	27,160	398,530
	Hachijuni Nagano Bank Ltd.	57,900	784,449
#	Hagihara Industries, Inc.	6,700	70,280
	Hakudo Co. Ltd.	1,400	21,072
#	Hakuhodo DY Holdings, Inc.	90,100	604,980
#	Hakuto Co. Ltd.	5,600	149,717
	Halows Co. Ltd.	4,400	110,615
	Hamamatsu Photonics KK	69,700	898,463
	Handsman Co. Ltd.	300	1,536
	Hankyu Hanshin Holdings, Inc.	29,400	852,280
	Hanwa Co. Ltd.	121,500	1,254,965
	Happinet Corp.	23,800	407,243
	Hard Off Corp. Co. Ltd.	4,300	55,602
	Haseko Corp.	99,000	1,709,633
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	38,361
	Hazama Ando Corp.	55,100	668,022
	Heiwa Real Estate Co. Ltd.	11,600	179,976
	Heiwado Co. Ltd.	10,000	169,472
	Hibino Corp.	900	18,174
	Hibiya Engineering Ltd.	17,400	334,243
	Hikari Tsushin, Inc.	2,700	655,657
#	HI-LEX Corp.	2,300	39,032
	Himacs Ltd.	2,480	18,807
	Hioki EE Corp.	3,900	277,972
	Hirakawa Hewtech Corp.	5,181	134,131
	Hirano Tecseed Co. Ltd.	4,200	47,796
	Hirata Corp.	8,500	177,037
		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	41,000	$484,349
	Hirose Electric Co. Ltd.	4,525	629,064
*	Hirose Tusyo, Inc.	1,400	33,932
#	Hiroshima Gas Co. Ltd.	22,200	56,142
	HIS Co. Ltd.	7,300	49,155
#	Hisaka Works Ltd.	8,100	82,918
	Hisamitsu Pharmaceutical Co., Inc.	524	20,093
	Hitachi Construction Machinery Co. Ltd.	45,900	1,606,651
	Hitachi Ltd. (6501 JP)	585,300	18,611,572
	Hochiki Corp.	14,100	173,659
	Hodogaya Chemical Co. Ltd.	5,000	79,989
	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	59,969
	Hokkaido Gas Co. Ltd.	31,800	167,975
	Hokkan Holdings Ltd.	2,300	31,752
	Hokko Chemical Industry Co. Ltd.	10,800	117,538
#	Hokuetsu Corp.	31,300	177,753
	Hokuriku Electrical Construction Co. Ltd.	7,319	79,128
	Honda Motor Co. Ltd. (7267 JP)	319,900	2,595,807
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	25,574	622,471
	H-One Co. Ltd.	6,200	49,856
#	Honeys Holdings Co. Ltd.	4,300	40,058
	Hoosiers Holdings Co. Ltd.	13,800	104,012
	Horiba Ltd.	17,000	2,367,028
	Hoshizaki Corp.	38,200	1,242,056
	Hosiden Corp.	9,200	163,397
	Hosokawa Micron Corp.	6,000	227,490
#	Hotland Holdings Co. Ltd.	5,300	53,457
	House Foods Group, Inc.	6,903	132,526
	Hulic Co. Ltd.	202,200	2,280,507
	Hyakugo Bank Ltd.	23,800	270,830
	IBJ, Inc.	3,500	16,102
#	Ichibanya Co. Ltd.	20,700	114,426
	Ichigo, Inc.	4,200	13,403
	Ichiken Co. Ltd.	3,200	56,966

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichinen Holdings Co. Ltd.	9,700	$133,708
#	Icom, Inc.	2,500	48,345
	ID Holdings Corp.	11,798	75,839
	Idec Corp.	10,200	217,777
	IDOM, Inc.	33,000	278,324
	IHI Corp.	112,000	2,045,743
	Iida Group Holdings Co. Ltd.	29,920	423,199
#	IKK Holdings, Inc.	4,500	23,455
	I'll, Inc.	4,700	72,027
#	Imasen Electric Industrial	1,800	9,649
	i-mobile Co. Ltd.	24,300	81,303
#	Imuraya Group Co. Ltd.	1,900	28,511
	Inaba Denki Sangyo Co. Ltd.	36,800	620,810
#	Inaba Seisakusho Co. Ltd.	4,300	45,668
	Inabata & Co. Ltd.	5,800	142,979
	Ines Corp.	8,300	109,563
	Infomart Corp.	83,100	230,755
	INFRONEER Holdings, Inc.	62,080	845,139
	Innotech Corp.	3,900	72,257
	Insource Co. Ltd.	26,300	115,235
	Intage Holdings, Inc.	3,000	31,655
#	Intelligent Wave, Inc.	3,200	19,916
	Internet Initiative Japan, Inc.	51,700	909,720
#	Inui Global Logistics Co. Ltd.	3,400	32,923
	Iriso Electronics Co. Ltd.	2,200	47,384
	ISB Corp.	4,700	64,329
#	Ise Chemicals Corp.	9,000	301,768
#	Iseki & Co. Ltd.	6,000	65,053
	Isetan Mitsukoshi Holdings Ltd.	47,600	904,547
#	Ishihara Chemical Co. Ltd.	3,900	66,867
	Ishihara Sangyo Kaisha Ltd.	4,100	78,971
#	Istyle, Inc.	45,800	136,318
	Isuzu Motors Ltd.	290,000	3,995,768
#	Itfor, Inc.	15,000	165,372
#	ITmedia, Inc.	6,200	62,794
#	Ito En Ltd.	23,291	428,349
	Itochu Enex Co. Ltd.	40,000	486,730
	Itoki Corp.	17,500	355,529
#	Iwaki Co. Ltd.	4,300	74,847
	IX Knowledge, Inc.	1,100	8,965
	Izumi Co. Ltd.	12,600	76,292
		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co. Ltd.	62,700	$912,480
#	JAC Recruitment Co. Ltd.	42,000	231,850
#	Jade Group, Inc.	1,400	18,200
#	JAFCO Group Co. Ltd.	31,200	428,968
	JANOME Corp.	2,200	15,691
	Japan Airport Terminal Co. Ltd.	14,200	456,334
#	Japan Animal Referral Medical Center Co. Ltd.	2,900	26,156
	Japan Aviation Electronics Industry Ltd.	10,900	166,649
	Japan Business Systems, Inc.	4,400	40,134
	Japan Cash Machine Co. Ltd.	6,000	37,356
#*	Japan Communications, Inc.	49,800	39,783
	Japan Electronic Materials Corp.	2,800	129,009
	Japan Elevator Service Holdings Co. Ltd.	47,200	477,525
	Japan Eyewear Holdings Co. Ltd.	2,900	41,444
	Japan Foundation Engineering Co. Ltd.	7,800	36,601
#	Japan Investment Adviser Co. Ltd.	12,900	180,836
	Japan Lifeline Co. Ltd.	18,900	171,241
	Japan Material Co. Ltd.	24,000	276,324
	Japan Medical Dynamic Marketing, Inc.	3,300	11,582
	Japan Post Bank Co. Ltd.	143,900	2,469,363
	Japan Post Insurance Co. Ltd.	151,800	1,480,143
	Japan Property Management Center Co. Ltd.	9,500	78,696
	Japan Pulp & Paper Co. Ltd.	23,000	162,588
	Japan Securities Finance Co. Ltd.	18,700	257,445

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Steel Works Ltd.	7,800	$476,663
#	Japan System Techniques Co. Ltd.	6,800	82,952
	Japan Wool Textile Co. Ltd.	18,100	206,773
	JBCC Holdings, Inc.	18,400	141,502
	JCU Corp.	12,900	548,669
	JDC Corp.	8,700	32,437
	Jeol Ltd.	17,700	712,012
	JFE Systems, Inc.	5,600	68,151
	JGC Holdings Corp.	83,600	1,270,253
	Jichodo Co. Ltd.	300	19,270
#	JINS Holdings, Inc.	3,800	161,946
	JINUSHI Co. Ltd.	6,500	140,253
	JK Holdings Co. Ltd.	5,600	48,335
	JM Holdings Co. Ltd.	12,200	105,783
	Joshin Corp.	6,500	120,751
	Joyful Honda Co. Ltd.	9,600	126,107
#	JP-Holdings, Inc.	12,800	53,803
	JSP Corp.	5,500	81,033
	JTEKT Corp.	37,000	451,895
	Justsystems Corp.	11,800	280,571
	JVCKenwood Corp.	83,620	630,275
	Kaga Electronics Co. Ltd.	20,800	557,012
#	Kagome Co. Ltd.	15,900	273,196
	Kajima Corp.	65,701	2,567,881
	Kakaku.com, Inc.	21,200	354,233
	Kaken Pharmaceutical Co. Ltd.	6,700	174,400
	Kamigumi Co. Ltd.	18,600	614,737
#	Kanaden Corp.	10,000	149,616
	Kanadevia Corp.	69,600	536,431
	Kanamic Network Co. Ltd.	10,300	36,030
	Kanamoto Co. Ltd.	12,300	362,576
	Kandenko Co. Ltd.	47,700	2,080,746
	Kaneka Corp.	11,800	369,067
	Kanematsu Corp.	82,400	1,133,420
	Kanemi Co. Ltd.	1,000	23,936
#	Kanro, Inc.	4,800	33,939
	Kansai Paint Co. Ltd.	65,800	987,493
	Kanto Denka Kogyo Co. Ltd.	6,690	71,585
	Kao Corp.	45,900	1,710,411
	Katakura Industries Co. Ltd.	6,900	112,978
	Katitas Co. Ltd.	24,800	495,073
	Kato Sangyo Co. Ltd.	13,900	543,426
	Kawada Technologies, Inc.	12,600	120,603
	Kawaden Corp.	1,100	15,705
		Shares	Value»
JAPAN — (Continued)
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	$27,994
	Kawasaki Heavy Industries Ltd.	166,665	3,426,367
	KDDI Corp.	357,800	5,855,228
#	KeePer Technical Laboratory Co. Ltd.	6,700	126,928
	Keihan Holdings Co. Ltd.	17,600	364,837
	Keihanshin Building Co. Ltd.	9,000	108,139
	Keikyu Corp.	32,400	317,664
	Keio Corp.	91,590	431,794
	Keisei Electric Railway Co. Ltd.	67,500	482,085
	KEIWA, Inc.	2,600	19,942
	Kenko Mayonnaise Co. Ltd.	900	12,198
	Kewpie Corp.	20,300	538,638
	Keyence Corp.	19,200	8,806,386
	KH Neochem Co. Ltd.	4,865	85,918
	Kikkoman Corp.	69,000	626,887
	Kimoto Co. Ltd.	12,900	19,560
#	Kimura Chemical Plants Co. Ltd.	4,600	38,244
	Kinden Corp.	33,900	1,816,395
#	Kintetsu Department Store Co. Ltd.	2,400	25,424
	Kintetsu Group Holdings Co. Ltd.	30,700	655,531
	Kirin Holdings Co. Ltd.	129,200	2,037,362
	Kissei Pharmaceutical Co. Ltd.	8,300	231,568
	Ki-Star Real Estate Co. Ltd.	5,100	103,393
	Kita-Nippon Bank Ltd.	1,500	45,062
	Kitano Construction Corp.	4,800	35,385
#	Kitz Corp.	23,100	310,992
	Koa Corp.	5,400	65,065
	Koa Shoji Holdings Co. Ltd.	1,600	8,788
#	Koatsu Gas Kogyo Co. Ltd.	8,500	59,709
	Kohnan Shoji Co. Ltd.	8,800	227,673
#	Kohsoku Corp.	4,300	80,402
#	Koike-ya, Inc.	600	17,804
	Koito Manufacturing Co. Ltd.	44,200	717,119
	Kojima Co. Ltd.	11,500	88,503

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kokusai Electric Corp.	52,500	$2,209,479
	Kokuyo Co. Ltd.	130,000	647,529
	Komatsu Ltd.	178,100	7,625,886
	Komatsu Matere Co. Ltd.	9,000	42,268
	Komatsu Wall Industry Co. Ltd.	5,200	86,472
	KOMEDA Holdings Co. Ltd.	20,300	395,132
#	Komehyo Holdings Co. Ltd.	3,100	104,913
	Komeri Co. Ltd.	7,200	153,607
	Komori Corp.	19,500	187,014
	Konami Group Corp.	22,500	2,701,646
	Kondotec, Inc.	7,000	64,758
	Konica Minolta, Inc.	91,000	289,377
	Konishi Co. Ltd.	40,000	362,226
	Konoike Transport Co. Ltd.	6,500	117,276
#	Konoshima Chemical Co. Ltd.	3,700	43,099
#	Kosaido Holdings Co. Ltd.	14,000	53,995
#	Kose Holdings Corp.	22,059	786,890
#	Kotobuki Spirits Co. Ltd.	39,200	501,698
#	Kourakuen Corp.	6,300	43,701
	Kozo Keikaku Engineering Holdings, Inc.	3,600	66,261
#	KPP Group Holdings Co. Ltd.	9,600	59,487
	Kraftia Corp.	16,900	1,042,339
	KRS Corp.	4,200	82,479
	K's Holdings Corp.	34,076	393,879
	KU Holdings Co. Ltd.	5,300	38,554
	Kubota Corp. (6326 JP)	200,200	3,268,153
	Kumagai Gumi Co. Ltd.	59,600	571,409
#	Kumiai Chemical Industry Co. Ltd.	39,800	193,070
	Kunimine Industries Co. Ltd.	3,100	24,548
	Kuraray Co. Ltd.	37,200	390,696
	Kureha Corp.	16,400	411,589
#	Kurimoto Ltd.	26,000	252,039
	Kurita Water Industries Ltd.	37,091	2,004,667
	Kuriyama Holdings Corp.	9,700	113,479
#	Kusuri No. Aoki Holdings Co. Ltd.	20,600	491,267
		Shares	Value»
JAPAN — (Continued)
	KYB Corp.	5,900	$170,038
	Kyocera Corp.	74,700	1,297,985
	Kyodo Printing Co. Ltd.	10,400	102,662
	Kyoei Steel Ltd.	17,300	210,100
#	Kyokuto Boeki Kaisha Ltd.	6,600	78,885
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	277,947
	Kyokuyo Co. Ltd.	5,700	164,115
	Kyorin Pharmaceutical Co. Ltd.	3,700	36,610
	Kyosan Electric Manufacturing Co. Ltd.	21,800	97,565
#	Kyowa Electronic Instruments Co. Ltd.	3,500	16,936
	Kyowa Kirin Co. Ltd.	40,336	607,698
	Kyowa Leather Cloth Co. Ltd.	5,700	33,355
	Kyushu Leasing Service Co. Ltd.	4,700	42,206
	Kyushu Railway Co.	26,200	601,394
#	LA Holdings Co. Ltd.	1,700	98,580
#	Lacto Japan Co. Ltd.	1,500	31,827
	Lasertec Corp.	15,800	4,366,777
	Leopalace21 Corp.	128,100	533,769
	Life Corp.	18,800	308,949
#	LIFULL Co. Ltd.	46,600	56,672
#	LIKE, Inc.	5,800	58,422
#	Link & Motivation, Inc.	17,000	60,286
	Lintec Corp.	18,100	585,731
	Lion Corp.	52,400	512,591
#	LITALICO, Inc.	7,200	55,460
	Lixil Corp.	31,700	327,334
	Loadstar Capital KK	5,900	114,582
#	Look Holdings, Inc.	1,900	31,422
	Luckland Co. Ltd.	1,200	10,988
	LY Corp.	370,632	974,846
	M&A Capital Partners Co. Ltd.	4,200	86,690
*	M3, Inc.	94,770	912,867
	Mabuchi Motor Co. Ltd.	50,400	474,338
	Macnica Holdings, Inc.	30,500	515,208
	Maeda Kosen Co. Ltd.	14,900	173,896
#	Maezawa Industries, Inc.	4,100	47,438
#	Maezawa Kasei Industries Co. Ltd.	4,500	56,378

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maezawa Kyuso Industries Co. Ltd.	7,400	$70,667
*	Makino Milling Machine Co. Ltd.	10,600	805,058
	Makita Corp. (6586 JP)	34,300	1,273,661
	Mamiya-Op Co. Ltd.	1,500	11,933
#	Mammy Mart Holdings Corp.	4,000	28,807
	Management Solutions Co. Ltd.	3,100	26,251
*	Mandom Corp.	7,200	141,330
	MarkLines Co. Ltd.	6,100	57,619
#	Mars Group Holdings Corp.	4,200	74,887
	Marubun Corp.	7,100	52,981
#	Maruchiyo Yamaokaya Corp.	3,600	70,796
	Marudai Food Co. Ltd.	1,800	26,040
	Maruichi Steel Tube Ltd.	62,100	576,695
#	Maruwa Co. Ltd.	1,200	566,888
	Maruzen CHI Holdings Co. Ltd.	8,100	17,811
	Maruzen Co. Ltd.	4,500	106,935
	Maruzen Showa Unyu Co. Ltd.	3,700	183,202
#	Marvelous, Inc.	15,300	44,268
#	Matching Service Japan Co. Ltd.	5,800	35,007
	Matsuda Sangyo Co. Ltd.	5,600	238,682
	Matsui Construction Co. Ltd.	10,300	100,046
	Matsui Securities Co. Ltd.	40,000	235,286
	MatsukiyoCocokara & Co.	126,260	1,839,578
	Max Co. Ltd.	40,000	428,287
	Maxvalu Tokai Co. Ltd.	4,000	88,028
	Mazda Motor Corp.	159,999	1,029,901
#	MEC Co. Ltd.	8,300	499,198
	Medical System Network Co. Ltd.	10,545	35,246
	Medipal Holdings Corp.	76,000	1,357,917
#	Medius Holdings Co. Ltd.	8,400	43,716
#*	Medley, Inc.	2,800	40,237
	Megachips Corp.	3,500	218,177
	Meidensha Corp.	14,000	764,900
		Shares	Value»
JAPAN — (Continued)
	Meiho Facility Works Ltd.	1,900	$11,866
	Meiji Electric Industries Co. Ltd.	3,900	51,141
	MEIJI Holdings Co. Ltd.	32,752	777,365
	Meisei Industrial Co. Ltd.	16,000	188,735
	MEITEC Group Holdings, Inc.	36,300	727,008
	Meiwa Corp.	9,600	50,930
#	Meiwa Estate Co. Ltd.	4,200	24,379
#	Menicon Co. Ltd.	9,300	96,067
*	Mercari, Inc.	58,300	1,418,451
#	Mercuria Holdings Co. Ltd.	2,400	11,591
	METAWATER Co. Ltd.	9,900	214,141
	Micronics Japan Co. Ltd.	3,500	294,264
#	Mie Kotsu Group Holdings, Inc.	8,400	28,284
#	Migalo Holdings, Inc.	14,000	28,559
	Milbon Co. Ltd.	2,700	44,049
#	MIMAKI ENGINEERING Co. Ltd.	10,700	102,533
	Minebea Mitsumi, Inc.	57,341	1,146,422
#	Mirai Industry Co. Ltd.	3,300	62,903
	Miraini Holdings Co. Ltd.	13,879	167,287
	Mirait One Corp.	40,000	1,030,744
#	Mirarth Holdings, Inc.	57,700	146,317
	Miroku Jyoho Service Co. Ltd.	5,097	55,630
	MISUMI Group, Inc.	62,500	1,438,658
#	Mitachi Co. Ltd.	1,100	13,191
	Mitani Corp.	11,200	184,994
#	Mitani Sangyo Co. Ltd.	12,600	56,323
	Mitani Sekisan Co. Ltd.	6,000	65,706
	Mitsuba Corp.	6,800	49,567
	Mitsubishi Chemical Group Corp.	167,800	983,718
	Mitsubishi Electric Corp.	190,600	7,648,964
	Mitsubishi Estate Co. Ltd.	124,600	3,550,879
	Mitsubishi Gas Chemical Co., Inc.	50,400	1,418,998

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi HC Capital, Inc.	461,500	$4,191,852
	Mitsubishi Heavy Industries Ltd.	321,000	9,580,527
	Mitsubishi Kakoki Kaisha Ltd.	4,500	92,287
	Mitsubishi Logistics Corp.	99,995	895,655
#	Mitsubishi Motors Corp.	161,200	314,832
#	Mitsubishi Pencil Co. Ltd.	13,300	198,913
	Mitsubishi Research Institute, Inc.	4,000	114,828
	Mitsubishi Steel Manufacturing Co. Ltd.	2,600	29,810
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	517,000	9,286,786
	Mitsui Chemicals, Inc.	63,000	768,542
	Mitsui E&S Co. Ltd.	47,200	1,702,233
	Mitsui Fudosan Co. Ltd.	247,500	2,710,626
	Mitsui High-Tec, Inc.	19,300	80,420
	Mitsui Kinzoku Co. Ltd.	14,000	3,846,618
	Mitsui-Soko Holdings Co. Ltd.	24,600	620,235
	Mitsuuroko Group Holdings Co. Ltd.	21,100	267,785
	Miura Co. Ltd.	26,000	538,463
	MIXI, Inc.	15,300	252,743
#	Miyaji Engineering Group, Inc.	7,200	75,704
#	Miyoshi Oil & Fat Co. Ltd.	1,600	21,881
	Mizuho Financial Group, Inc. (8411 JP)	81,600	3,509,040
	Mizuho Leasing Co. Ltd.	74,600	678,290
	Mizuho Medy Co. Ltd.	3,600	40,782
	Mizuno Corp.	22,400	475,555
	Mochida Pharmaceutical Co. Ltd.	7,598	163,451
	Modec, Inc.	11,200	926,024
	Monogatari Corp.	800	21,520
	MonotaRO Co. Ltd.	78,700	935,796
#	MORESCO Corp.	2,300	25,267
	Morinaga & Co. Ltd.	17,400	296,915
	Morinaga Milk Industry Co. Ltd.	12,900	389,276
		Shares	Value»
JAPAN — (Continued)
	Moriroku Co. Ltd.	4,200	$65,168
	Morita Holdings Corp.	13,200	212,096
	Morito Co. Ltd.	7,100	87,181
	Morozoff Ltd.	700	6,601
	MOS Food Services, Inc.	4,500	113,222
	MrMax Holdings Ltd.	11,600	52,083
	MS&AD Insurance Group Holdings, Inc.	178,456	4,588,830
	MTG Co. Ltd.	2,100	78,901
#	Mugen Estate Co. Ltd.	8,500	120,780
	Muninova Holdings, Inc.	57,900	170,501
	m-up Holdings, Inc.	26,400	122,289
	Murakami Corp.	2,000	87,370
	Muto Seiko Co.	800	9,908
#	NAC Co. Ltd.	7,200	23,821
	Nachi-Fujikoshi Corp.	3,000	97,481
#	Nafco Co. Ltd.	6,100	84,658
#	Nagano Keiki Co. Ltd.	4,800	94,411
	Nagase & Co. Ltd.	206,800	1,555,443
#	Nagase Brothers, Inc.	3,400	50,363
#	Nagawa Co. Ltd.	400	13,264
	Nagoya Railroad Co. Ltd.	26,300	297,035
	Nakabayashi Co. Ltd.	100	370
#	Nakakita Seisakusho Co. Ltd.	500	18,587
#	Nakamoto Packs Co. Ltd.	1,600	19,584
#	Nakamuraya Co. Ltd.	500	10,088
	Nakanishi, Inc.	28,600	505,274
	Nakano Corp.	6,500	57,557
	Namura Shipbuilding Co. Ltd.	20,000	523,863
	NANKAI Co. Ltd.	16,100	305,242
	Nanyo Corp.	2,400	22,204
#	Nareru Group, Inc.	300	4,332
	Nasu Denki Tekko Co. Ltd.	500	62,485
#	Natori Co. Ltd.	2,500	29,559
	NCD Co. Ltd./Shinagawa	2,600	40,850
	NCS&A Co. Ltd.	3,100	30,724
#*	NE, Inc.	2,600	5,112
	NEC Capital Solutions Ltd.	6,000	155,945
	NEC Corp.	147,600	3,926,161
	NEOJAPAN, Inc.	1,000	9,817
#*	Net Protections Holdings, Inc.	18,700	50,756

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	New Art Holdings Co. Ltd.	2,860	$25,207
#	New Cosmos Electric Co. Ltd.	600	22,283
	Nexon Co. Ltd.	46,400	783,347
	Nextage Co. Ltd.	20,400	447,787
	NexTone, Inc.	2,600	24,545
	NHK Spring Co. Ltd.	83,400	1,523,811
	Nicca Chemical Co. Ltd.	3,100	36,483
	Nice Corp.	3,400	42,038
	Nichias Corp.	10,600	210,316
#	Nichiban Co. Ltd.	2,300	26,668
	Nichiden Corp.	7,500	111,724
	Nichimo Co. Ltd.	800	11,509
	Nichireki Group Co. Ltd.	4,500	58,266
	Nichirin Co. Ltd.	3,430	86,326
*	NIDEC Corp. (6594 JP)	15,278	235,339
	NIDEC Corp. (NJDCY US), Sponsored ADR	2,902	10,795
	Nifco, Inc.	40,800	1,202,261
#	Nihon Dengi Co. Ltd.	17,600	270,853
	Nihon Denkei Co. Ltd.	1,100	16,927
#	Nihon Flush Co. Ltd.	5,300	26,841
#	Nihon House Holdings Co. Ltd.	16,700	32,164
	Nihon Kagaku Sangyo Co. Ltd.	8,000	119,966
	Nihon Kohden Corp.	3,000	27,943
	Nihon M&A Center Holdings, Inc.	26,900	112,663
	Nihon Parkerizing Co. Ltd.	40,500	372,447
	Nihon Tokushu Toryo Co. Ltd.	5,600	73,209
#	Nihon Yamamura Glass Co. Ltd.	2,300	46,244
	Niitaka Co. Ltd.	700	10,160
	Nikkiso Co. Ltd.	21,800	370,540
	Nikko Co. Ltd.	9,200	46,950
#	Nikkon Holdings Co. Ltd.	29,200	943,488
	Nikon Corp.	51,900	574,201
	Nintendo Co. Ltd.	112,900	5,522,943
	Nippi, Inc.	600	45,111
	Nippn Corp.	11,500	194,379
	Nippon Aqua Co. Ltd.	4,300	18,929
	Nippon Avionics Co. Ltd.	3,000	126,169
		Shares	Value»
JAPAN — (Continued)
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,200	$30,849
	Nippon Carbide Industries Co., Inc.	2,900	49,810
	Nippon Care Supply Co. Ltd.	1,200	17,189
#	Nippon Chemical Industrial Co. Ltd.	2,000	43,088
	Nippon Densetsu Kogyo Co. Ltd.	14,900	465,152
#	Nippon Dry-Chemical Co. Ltd.	8,400	159,265
	Nippon Express Holdings, Inc.	84,100	2,208,822
#	Nippon Fine Chemical Co. Ltd.	5,100	82,359
	Nippon Gas Co. Ltd.	66,500	1,141,579
	Nippon Kayaku Co. Ltd.	61,200	678,749
	Nippon Light Metal Holdings Co. Ltd.	27,360	501,086
	Nippon Paint Holdings Co. Ltd.	361,100	2,277,467
	Nippon Parking Development Co. Ltd.	78,100	123,620
#	Nippon Rietec Co. Ltd.	7,800	134,525
	Nippon Seiki Co. Ltd.	15,400	251,943
	Nippon Seisen Co. Ltd.	5,000	45,122
	Nippon Sharyo Ltd.	3,000	71,196
	Nippon Shinyaku Co. Ltd.	19,467	596,871
	Nippon Shokubai Co. Ltd.	32,000	440,543
	Nippon Signal Co. Ltd.	14,800	159,455
	Nippon Soda Co. Ltd.	22,200	514,495
	Nippon Television Holdings, Inc.	14,600	277,556
	Nippon Thompson Co. Ltd.	15,600	109,999
	Nireco Corp.	1,000	13,407
	Nishimatsu Construction Co. Ltd.	13,100	481,807
	Nishimatsuya Chain Co. Ltd.	4,500	57,573
	Nishi-Nippon Railroad Co. Ltd.	9,900	181,350

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishio Holdings Co. Ltd.	7,400	$204,139
	Nissan Chemical Corp.	62,404	2,698,319
#*	Nissan Motor Co. Ltd.	105,200	240,699
#	Nissan Shatai Co. Ltd.	16,300	94,486
	Nissan Tokyo Sales Holdings Co. Ltd.	10,800	36,143
	Nissei ASB Machine Co. Ltd.	2,700	140,171
	Nissha Co. Ltd.	6,500	52,275
	Nisshin Group Holdings Co. Ltd.	19,600	86,869
	Nisshin Oillio Group Ltd.	15,300	175,985
	Nisshin Seifun Group, Inc.	38,580	492,790
	Nisshinbo Holdings, Inc.	28,204	372,037
#	Nissin Foods Holdings Co. Ltd.	31,600	565,739
	Nissui Corp.	98,700	768,424
	Niterra Co. Ltd.	13,400	724,344
	Nitori Holdings Co. Ltd.	47,300	683,805
	Nitta Corp.	5,100	144,969
	Nitta Gelatin, Inc.	7,100	53,947
#	Nittetsu Mining Co. Ltd.	16,500	258,811
	Nitto Denko Corp.	247,500	4,707,514
	Nitto Fuji Flour Milling Co. Ltd.	1,600	17,989
	Nitto Kogyo Corp.	10,900	315,293
#	Nitto Kohki Co. Ltd.	2,500	25,547
	Nitto Seiko Co. Ltd.	7,800	37,995
	Nittoc Construction Co. Ltd.	6,500	48,984
	Nittoku Co. Ltd.	2,100	32,799
	Noevir Holdings Co. Ltd.	1,800	50,271
	Nojima Corp.	92,400	720,243
	Nomura Co. Ltd.	22,600	168,817
	Nomura Holdings, Inc. (8604 JP)	457,500	3,664,495
#	Nomura Holdings, Inc. (NMR US), Sponsored ADR	30,971	249,626
	Nomura Real Estate Holdings, Inc.	207,000	1,350,519
	Nomura Research Institute Ltd.	62,566	1,688,640
	Noritake Co. Ltd.	8,800	193,709
	Noritsu Koki Co. Ltd.	25,500	339,454
		Shares	Value»
JAPAN — (Continued)
	Noritz Corp.	11,900	$178,773
#	NS Solutions Corp.	23,300	539,812
	NSD Co. Ltd.	33,500	575,076
	NSK Ltd.	69,300	562,880
	NSW, Inc.	3,100	48,512
	NTT, Inc.	2,749,100	2,677,790
#*	Nxera Pharma Co. Ltd.	27,400	170,643
	Oat Agrio Co. Ltd.	5,000	86,104
#	Obara Group, Inc.	1,900	67,165
	Obic Co. Ltd.	47,200	1,254,253
	Odakyu Electric Railway Co. Ltd.	53,400	534,588
#	Oenon Holdings, Inc.	11,900	31,577
	Ohashi Technica, Inc.	5,000	35,210
	Ohba Co. Ltd.	4,500	35,562
	Ohmoto Gumi Co. Ltd.	3,000	32,405
	OIE Sangyo Co. Ltd.	2,000	29,197
	Oiles Corp.	5,300	87,936
	Oisix ra daichi, Inc.	3,600	32,208
	Oji Holdings Corp.	51,900	272,859
	Okabe Co. Ltd.	11,500	69,704
	Okamoto Industries, Inc.	3,100	111,311
	Okamura Corp.	24,100	386,713
	Oki Electric Industry Co. Ltd.	26,100	564,636
	Okinawa Cellular Telephone Co.	23,900	511,459
	Okinawa Financial Group, Inc.	2,000	71,578
	OKUMA Corp.	21,200	608,368
	Okumura Corp.	14,600	573,882
#	Okura Industrial Co. Ltd.	4,000	127,084
	Olba Healthcare Holdings, Inc.	800	10,605
	Olympus Corp.	169,400	1,666,136
	Omron Corp.	30,240	1,086,216
	Onamba Co. Ltd.	1,000	11,979
	Ono Pharmaceutical Co. Ltd.	58,700	868,182
	Onoken Co. Ltd.	4,800	42,787
	Onward Holdings Co. Ltd.	39,400	186,341
#	Ootoya Holdings Co. Ltd.	1,100	47,740
	Open House Group Co. Ltd.	52,900	3,113,357
	Open Up Group, Inc.	35,700	398,957
	Optex Group Co. Ltd.	9,900	184,158
#*	Optim Corp.	10,100	27,612

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Optimus Group Co. Ltd.	4,900	$13,958
	Oracle Corp. Japan	6,900	383,950
	Organo Corp.	14,700	1,485,479
	Oriental Consultants Holdings Co. Ltd.	4,200	82,264
	Oriental Land Co. Ltd.	2,200	30,609
	Oriental Shiraishi Corp.	40,000	95,001
#	Oro Co. Ltd.	3,099	39,701
	Osaka Gas Co. Ltd.	39,300	1,412,183
#	Osaka Organic Chemical Industry Ltd.	5,693	170,642
#*	Osaka Steel Co. Ltd.	1,300	20,429
	Osaki Electric Co. Ltd.	9,400	122,784
	Otsuka Corp.	62,900	1,166,796
	Otsuka Holdings Co. Ltd.	10,000	728,822
	OUG Holdings, Inc.	1,000	25,284
	Oyo Corp.	9,900	173,102
	Pack Corp.	25,300	210,603
	PAL GROUP Holdings Co. Ltd.	38,800	372,937
	PALTAC Corp.	11,100	327,869
	Pan Pacific International Holdings Corp.	250,000	1,414,013
	Panasonic Holdings Corp.	197,500	4,040,022
	Park24 Co. Ltd.	27,226	320,164
	Parker Corp.	7,900	69,806
#	Pasona Group, Inc.	16,200	168,816
#	Pegasus Co. Ltd.	13,300	74,711
	Penta-Ocean Construction Co. Ltd.	73,200	820,151
#	People Dreams & Technologies Group Co. Ltd.	3,600	35,305
	Persol Holdings Co. Ltd.	1,363,600	2,029,608
	PHC Holdings Corp.	11,700	74,599
#	PIA Corp.	2,100	46,884
#	Pigeon Corp.	52,600	567,890
	PILLAR Corp.	13,400	787,863
	Pilot Corp.	10,501	320,313
#*	PKSHA Technology, Inc.	2,500	52,774
	Plus Alpha Consulting Co. Ltd.	9,400	131,541
#	Port, Inc.	3,500	53,972
		Shares	Value»
JAPAN — (Continued)
	PR Times Corp.	2,700	$36,201
	Premium Water Holdings, Inc.	600	13,079
	Prestige International, Inc.	21,100	89,612
#	Pronexus, Inc.	6,800	46,587
#	Pro-Ship, Inc.	10,600	103,239
	PS Construction Co. Ltd.	5,840	100,009
	QB Net Holdings Co. Ltd.	2,000	17,341
#	Qol Holdings Co. Ltd.	15,100	169,342
	Quick Co. Ltd.	29,700	159,640
#	Raccoon Holdings, Inc.	6,900	28,236
	Raito Kogyo Co. Ltd.	15,900	387,461
	Raiznext Corp.	5,500	79,345
	Rakus Co. Ltd.	62,300	344,263
*	Rakuten Bank Ltd.	15,400	622,235
*	Rakuten Group, Inc.	147,000	715,716
	Rasa Corp.	2,500	28,878
#	Rasa Industries Ltd.	24,000	327,945
	Recruit Holdings Co. Ltd.	374,200	17,334,802
	Relo Group, Inc.	39,944	500,034
	Remixpoint, Inc.	31,100	43,065
#	Renaissance, Inc.	1,500	9,689
	Rengo Co. Ltd.	82,000	646,089
*	RENOVA, Inc.	13,500	96,771
	Resona Holdings, Inc.	77,300	966,842
	Resonac Holdings Corp.	38,300	3,504,989
	Restar Corp.	5,100	93,630
	Retail Partners Co. Ltd.	6,900	57,038
	Ricoh Co. Ltd.	139,000	1,172,205
#	Ricoh Leasing Co. Ltd.	9,700	376,784
#	Ride On Express Holdings Co. Ltd.	2,400	15,131
	Riken Keiki Co. Ltd.	10,800	231,957
	Riken Technos Corp.	21,600	228,830
	Rinnai Corp.	16,900	384,085
	Rion Co. Ltd.	3,400	73,651
	Riso Kagaku Corp.	2,600	17,325
#	Riso Kyoiku Group Corp.	14,500	17,929
	Rix Corp.	900	19,224
#	Rock Field Co. Ltd.	3,000	24,909
#	Rokko Butter Co. Ltd.	2,657	19,048
	Roland Corp.	5,600	146,043
	Rorze Corp.	16,300	390,733
	RYODEN Corp.	8,900	201,482
	Ryohin Keikaku Co. Ltd.	125,800	2,913,880

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ryoyo Ryosan Holdings, Inc.	10,411	$180,241
	S&B Foods, Inc.	5,800	170,949
#	Sac's Bar Holdings, Inc.	7,300	34,358
	Saibu Gas Holdings Co. Ltd.	9,600	137,272
	Saison Technology Co. Ltd.	700	10,316
	Sakai Chemical Industry Co. Ltd.	4,500	106,989
	Sakai Heavy Industries Ltd.	3,800	49,399
	Sakata INX Corp.	28,900	431,362
	Sakata Seed Corp.	11,100	291,000
	Sala Corp.	10,100	66,773
#	Samco, Inc.	400	29,731
	San Holdings, Inc.	6,000	53,082
	San-Ai Obbli Co. Ltd.	39,900	587,119
	Sangetsu Corp.	26,100	496,843
#	Sanki Engineering Co. Ltd.	79,800	1,229,760
	Sanko Gosei Ltd.	5,600	30,992
	Sanko Metal Industrial Co. Ltd.	6,500	51,617
	Sankyo Co. Ltd.	110,400	1,306,036
	Sankyo Frontier Co. Ltd.	2,800	38,599
	Sankyo Seiko Co. Ltd.	20,200	112,569
	Sankyo Tateyama, Inc.	4,300	18,055
	Sankyu, Inc.	16,700	897,415
#	Sanrio Co. Ltd.	233,000	1,357,832
	Sansei Technologies, Inc.	4,600	62,229
	Sanshin Electronics Co. Ltd.	5,000	86,186
	Santen Pharmaceutical Co. Ltd.	134,400	1,385,056
	Sanwa Holdings Corp.	84,400	1,930,450
	Sanyo Chemical Industries Ltd.	2,600	82,855
	Sanyo Denki Co. Ltd.	11,400	504,699
	Sanyo Shokai Ltd.	4,300	105,753
	Sanyo Trading Co. Ltd.	10,700	106,578
	Sapporo Holdings Ltd.	66,500	746,018
	Sata Construction Co. Ltd.	7,700	52,115
	Sato Corp.	4,600	61,159
		Shares	Value»
JAPAN — (Continued)
#	Sato Shoji Corp.	6,100	$106,962
	SAXA, Inc.	3,900	53,993
*	SBI ARUHI Corp.	3,200	17,653
	SBI Holdings, Inc.	144,800	2,921,776
#	SBI Insurance Group Co. Ltd.	1,900	25,802
#	SBS Holdings, Inc.	5,300	141,231
	SCREEN Holdings Co. Ltd.	29,600	1,962,510
	Scroll Corp.	10,400	88,446
	SEC Carbon Ltd.	1,000	15,983
	Secom Co. Ltd.	51,600	1,878,742
	Sega Sammy Holdings, Inc.	72,400	1,049,630
	Segue Group Co. Ltd.	2,500	8,412
#	Seika Corp.	14,700	280,846
	Seikagaku Corp.	2,400	10,767
	Seikitokyu Kogyo Co. Ltd.	5,800	53,799
	Seiko Epson Corp.	76,800	1,033,016
	Seiko Group Corp.	15,000	557,197
	Seino Holdings Co. Ltd.	21,900	335,673
	Sekisui Chemical Co. Ltd.	33,000	505,688
	Sekisui House Ltd.	137,500	2,993,921
	Sekisui Jushi Corp.	5,400	72,294
	Sekisui Kasei Co. Ltd.	3,900	11,308
	SEMITEC Corp.	700	10,764
	Senko Group Holdings Co. Ltd.	43,020	509,234
	Senshu Electric Co. Ltd.	7,400	288,469
	Septeni Holdings Co. Ltd.	16,400	44,094
	SERAKU Co. Ltd.	2,300	19,562
	Seria Co. Ltd.	15,900	347,795
	Seven & i Holdings Co. Ltd.	411,900	4,913,530
	Seven Bank Ltd.	203,728	344,020
	SG Holdings Co. Ltd.	62,400	584,006
	Sharingtechnology, Inc.	6,600	49,342
#*	Sharp Corp.	57,700	206,747
	Shibaura Machine Co. Ltd.	9,000	241,558
	Shibaura Mechatronics Corp.	25,500	792,236
	Shibuya Corp.	5,000	108,689
*	SHIFT, Inc.	36,000	152,228
	Shikoku Kasei Holdings Corp.	16,000	511,984

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shima Seiki Manufacturing Ltd.	4,400	$26,279
	Shimadaya Corp.	1,500	16,302
	Shimadzu Corp.	51,300	1,192,493
	Shimamura Co. Ltd.	33,600	703,631
	Shimano, Inc.	8,000	839,319
	Shimizu Bank Ltd.	1,700	27,258
	Shimizu Corp.	98,800	1,908,825
#	Shimojima Co. Ltd.	4,600	37,995
	Shin Nippon Air Technologies Co. Ltd.	10,500	240,309
	Shinagawa Refra Co. Ltd.	14,000	170,827
	Shindengen Electric Manufacturing Co. Ltd.	700	14,744
	Shin-Etsu Chemical Co. Ltd.	128,200	5,902,607
	Shin-Etsu Polymer Co. Ltd.	22,000	299,446
#	Shinko Shoji Co. Ltd.	18,100	188,986
	Shinmaywa Industries Ltd.	23,100	377,623
	Shinnihon Corp.	13,600	167,512
#	Shinnihonseiyaku Co. Ltd.	6,100	77,528
	Shinsho Corp.	6,000	88,655
#	Shinwa Co. Ltd. (7607 JP)	3,900	75,428
	Shionogi & Co. Ltd.	69,700	1,408,145
	Ship Healthcare Holdings, Inc.	31,100	462,816
	Shiseido Co. Ltd.	150,296	3,069,781
	Shizuoka Financial Group, Inc.	47,200	828,625
	Shizuoka Gas Co. Ltd.	27,300	245,508
#	SHO-BOND Holdings Co. Ltd.	69,200	585,342
#	Shoei Co. Ltd.	14,000	155,979
#	Shoei Foods Corp.	1,600	41,820
	SIGMAXYZ Holdings, Inc.	41,400	169,646
	Siix Corp.	12,200	99,989
*	Simplex Holdings, Inc.	92,800	520,555
	Sinanen Holdings Co. Ltd.	3,300	146,184
	Sinfonia Technology Co. Ltd.	8,600	790,544
	Sinko Industries Ltd.	15,300	119,367
	Sintokogio Ltd.	4,400	27,713
	SK Kaken Co. Ltd.	3,200	214,348
		Shares	Value»
JAPAN — (Continued)
#	SK-Electronics Co. Ltd.	3,800	$81,744
	SKY Perfect JSAT Corp.	63,700	1,390,744
	SMC Corp.	5,200	2,557,056
	SMK Corp.	600	12,847
#	SMS Co. Ltd.	17,700	201,666
	Socionext, Inc.	25,300	307,882
#	Soda Nikka Co. Ltd.	6,600	42,614
	Sodick Co. Ltd.	13,800	136,418
	SoftBank Corp.	4,538,000	6,387,093
	SoftBank Group Corp.	677,872	23,155,298
	Softcreate Holdings Corp.	11,100	125,938
	Software Service, Inc.	1,300	93,730
	Soken Chemical & Engineering Co. Ltd.	10,200	219,845
	Solasto Corp.	16,700	119,957
	Soliton Systems KK	5,500	62,811
	Sony Group Corp. (6758 JP)	1,021,500	20,466,088
	Sotetsu Holdings, Inc.	14,600	246,041
#	Space Co. Ltd.	6,900	65,168
	Sparx Group Co. Ltd.	9,260	114,636
	SPK Corp.	7,200	58,512
#	S-Pool, Inc.	20,800	31,535
	Square Enix Holdings Co. Ltd.	42,200	665,655
	SRA Holdings	7,000	200,528
	SRE Holdings Corp.	4,000	92,213
#	SRS Holdings Co. Ltd.	12,800	96,506
#	ST Corp.	7,000	65,422
	Star Mica Holdings Co. Ltd.	15,200	159,265
	Startia Holdings, Inc.	700	12,541
	Starts Corp., Inc.	16,500	503,759
	Stella Chemifa Corp.	5,100	174,911
	STI Foods Holdings, Inc.	2,400	17,227
#	Strike Group Co. Ltd.	7,557	64,505
#	Studio Alice Co. Ltd.	1,000	11,445
	Subaru Corp.	250,700	3,734,228
#	Subaru Enterprise Co. Ltd.	2,500	54,389
	Sugi Holdings Co. Ltd.	48,900	978,735
#	Sugimoto & Co. Ltd.	9,800	76,200
#	Suminoe Co. Ltd.	1,200	9,765
	Sumitomo Bakelite Co. Ltd.	22,600	795,993

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Chemical Co. Ltd.	393,780	$1,284,937
	Sumitomo Electric Industries Ltd.	95,800	6,306,918
#	Sumitomo Forestry Co. Ltd.	116,700	1,054,633
	Sumitomo Heavy Industries Ltd.	33,900	1,146,959
	Sumitomo Metal Mining Co. Ltd.	42,100	2,588,429
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	350,612	12,379,777
	Sumitomo Mitsui Trust Group, Inc.	88,600	2,962,193
#*	Sumitomo Pharma Co. Ltd.	14,700	162,286
	Sumitomo Realty & Development Co. Ltd.	108,800	3,372,756
	Sumitomo Seika Chemicals Co. Ltd.	16,000	122,743
	Sumitomo Warehouse Co. Ltd.	17,200	414,499
	Sun Frontier Fudousan Co. Ltd.	2,300	39,477
	Sundrug Co. Ltd.	19,700	473,956
	Suntory Beverage & Food Ltd.	17,200	495,675
	Sun-Wa Technos Corp.	9,800	200,313
#	Suzuden Corp.	3,700	40,465
	Suzuken Co. Ltd.	33,790	1,196,037
	Suzuki Motor Corp.	173,100	1,935,852
	SWCC Corp.	12,300	1,258,988
	Sysmex Corp.	57,100	504,218
	System Research Co. Ltd.	7,400	78,405
#	System Support Holdings, Inc.	7,700	52,937
#	Systems Engineering Consultants Co. Ltd.	2,000	38,701
	Systena Corp.	72,100	197,234
#	Syuppin Co. Ltd.	9,100	63,823
	T Hasegawa Co. Ltd.	17,300	319,074
#	T RAD Co. Ltd.	500	35,533
	T&D Holdings, Inc.	84,600	2,049,690
	Tachikawa Corp.	3,500	57,097
	Tachi-S Co. Ltd.	10,700	140,038
	Tadano Ltd.	29,200	255,988
	Taihei Dengyo Kaisha Ltd.	15,000	274,677
#	Taiho Kogyo Co. Ltd.	3,300	25,108
		Shares	Value»
JAPAN — (Continued)
	Taikisha Ltd.	19,800	$439,793
	Taiko Bank Ltd.	1,100	17,603
	Taisei Corp.	21,200	2,298,944
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,300	19,385
	Taisei Oncho Co. Ltd.	1,900	63,218
	Taiyo Holdings Co. Ltd.	61,192	1,885,124
	Takamatsu Construction Group Co. Ltd.	7,500	160,622
	Takaoka Toko Co. Ltd.	4,100	197,961
	Takara & Co. Ltd.	5,100	110,162
	Takara Holdings, Inc.	54,423	613,524
	Takara Standard Co. Ltd.	8,400	158,849
	Takasago International Corp.	40,000	299,878
	Takasago Thermal Engineering Co. Ltd.	33,200	957,513
#	Takashima & Co. Ltd.	10,400	52,182
	Takashimaya Co. Ltd.	67,600	803,725
#	TAKEBISHI Corp.	4,600	65,322
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	232,530	7,774,125
	Takeuchi Manufacturing Co. Ltd.	20,600	928,624
#	Taki Chemical Co. Ltd.	1,500	43,747
	Takihyo Co. Ltd.	800	14,219
#	Tama Home Co. Ltd.	8,100	183,450
	Tanseisha Co. Ltd.	4,300	39,334
	Tayca Corp.	3,500	42,363
	Tazmo Co. Ltd.	2,000	37,648
	TBS Holdings, Inc.	10,500	371,384
#	TDC Soft, Inc.	23,100	139,679
	TechMatrix Corp.	23,800	276,319
	Techno Medica Co. Ltd.	2,500	35,132
#	Techno Ryowa Ltd.	4,800	212,723
	Techno Smart Corp.	1,700	20,642
#	Technoflex Corp.	1,200	36,432
	Teijin Ltd.	20,342	204,861
#	Teikoku Corp.	4,000	70,398
#	Teikoku Sen-I Co. Ltd.	5,800	101,392
	Tekken Corp.	3,800	118,084
	Temairazu, Inc.	1,300	20,384
	Tera Probe, Inc.	900	59,184

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Terumo Corp.	20,400	$259,570
#	Tess Holdings Co. Ltd.	24,500	122,216
	THK Co. Ltd.	18,800	704,795
	Tigers Polymer Corp.	2,500	15,801
	TIS, Inc.	87,800	1,913,603
	TKC Corp.	11,699	268,072
	Toa Corp. (1885 JP)	18,000	321,614
#	Toa Corp. (6809 JP)	7,700	85,370
	TOA ROAD Corp.	6,900	69,216
	Toagosei Co. Ltd.	46,400	503,888
	TOBISHIMA HOLDINGS, Inc.	5,030	64,576
	Tobu Railway Co. Ltd.	29,900	533,956
	Tocalo Co. Ltd.	21,400	426,950
	Tochigi Bank Ltd.	22,300	136,420
	Toda Corp.	96,300	874,278
	Toei Animation Co. Ltd.	27,000	446,713
	Toei Co. Ltd.	8,000	294,995
#	Toell Co. Ltd.	3,900	21,259
	Toenec Corp.	23,500	366,154
	Togami Electric Manufacturing Co. Ltd.	800	32,424
	Toho Chemical Industry Co. Ltd.	200	956
	Toho Co. Ltd. (8142 JP)	9,900	88,062
	Toho Co. Ltd. (9602 JP)	64,000	589,991
	Toho Gas Co. Ltd.	130,400	979,131
#	Toho Holdings Co. Ltd.	22,900	653,455
	Toho Titanium Co. Ltd.	6,300	135,623
	Tokai Corp.	6,000	100,717
	TOKAI Holdings Corp.	29,800	216,545
	Tokai Rika Co. Ltd.	13,500	249,029
	Tokai Tokyo Financial Holdings, Inc.	49,800	224,375
	Token Corp.	1,520	123,317
	Tokio Marine Holdings, Inc. (8766 JP)	288,300	13,203,209
	Tokushu Tokai Paper Co. Ltd.	4,800	48,636
	Tokyo Base Co. Ltd.	15,700	42,172
#	Tokyo Electron Device Ltd.	15,600	346,644
	Tokyo Electron Ltd.	54,200	15,971,798
	Tokyo Energy & Systems, Inc.	12,500	150,672
		Shares	Value»
JAPAN — (Continued)
	Tokyo Gas Co. Ltd.	70,900	$3,011,113
	Tokyo Keiki, Inc.	1,900	91,817
	Tokyo Ohka Kogyo Co. Ltd.	44,600	2,622,025
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,500	12,747
	Tokyo Sangyo Co. Ltd.	11,000	61,897
	Tokyo Seimitsu Co. Ltd.	14,900	1,646,385
	Tokyo Steel Manufacturing Co. Ltd.	2,100	22,828
	Tokyo Tatemono Co. Ltd.	75,200	1,730,410
	Tokyotokeiba Co. Ltd.	2,300	81,502
	Tokyu Construction Co. Ltd.	24,500	231,273
	Tokyu Corp.	38,683	411,369
	Tokyu Fudosan Holdings Corp.	307,000	2,613,838
	Toli Corp.	19,900	81,671
	Tomato Bank Ltd.	1,200	11,998
#	Tomen Devices Corp.	1,200	116,894
#	Tomoe Engineering Co. Ltd.	11,100	125,264
	Tomoku Co. Ltd.	4,400	98,814
	Tomy Co. Ltd.	43,900	713,231
	TOPPAN Holdings, Inc.	24,740	735,361
	Topre Corp.	8,700	132,216
#	Toranvia Co. Ltd.	2,540	14,359
	Toray Industries, Inc.	162,207	1,164,606
#	Torigoe Co. Ltd.	1,500	10,294
	Torishima Pump Manufacturing Co. Ltd.	5,500	113,387
	Tosei Corp.	28,000	290,918
	Toshiba TEC Corp.	13,300	229,031
	Totech Corp.	18,200	444,518
	Totetsu Kogyo Co. Ltd.	10,900	384,687
	TOTO Ltd.	20,300	713,103
#	Tottori Bank Ltd.	1,500	15,236
#	Tow Co. Ltd.	18,500	44,087
	Towa Pharmaceutical Co. Ltd.	5,300	133,778
	Toyo Denki Seizo KK	1,100	17,626
	Toyo Kanetsu KK	10,200	177,257
	Toyo Seikan Group Holdings Ltd.	52,700	1,093,033
	Toyobo Co. Ltd.	37,323	341,053

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyoda Gosei Co. Ltd.	18,600	$548,829
	Toyota Boshoku Corp.	37,300	527,743
	Toyota Motor Corp. (7203 JP)	1,423,500	27,324,663
	Toyota Tsusho Corp.	141,100	5,538,992
	TPR Co. Ltd.	11,600	90,955
#	Transaction Co. Ltd.	17,800	128,220
	Transcosmos, Inc.	9,200	224,603
	TRE Holdings Corp.	9,100	93,168
#	Treasure Factory Co. Ltd.	5,100	55,672
	Trend Micro, Inc. (4704 JP)	22,300	776,217
#	Tri Chemical Laboratories, Inc.	4,700	97,773
	Trusco Nakayama Corp.	13,000	179,482
	TS Tech Co. Ltd.	22,400	245,341
	TSI Holdings Co. Ltd.	23,500	197,944
	Tsubakimoto Chain Co.	22,500	337,288
#	Tsubakimoto Kogyo Co. Ltd.	7,200	127,400
#	Tsuburaya Fields Holdings, Inc.	25,900	238,038
	Tsugami Corp.	18,800	563,889
	Tsukada Global Holdings, Inc.	5,200	20,625
	Tsukishima Holdings Co. Ltd.	6,100	121,951
	Tsuruha Holdings, Inc.	113,650	1,495,621
	Tsurumi Manufacturing Co. Ltd.	9,800	136,522
	Tsutsumi Jewelry Co. Ltd.	2,500	45,742
#	Tsuzuki Denki Co. Ltd.	5,300	116,879
	TV Asahi Holdings Corp.	9,700	200,721
	Tv Tokyo Holdings Corp.	6,000	151,988
	TYK Corp.	7,300	28,088
	UACJ Corp.	68,400	1,206,845
	Uchida Yoko Co. Ltd.	13,500	174,534
	Ueki Corp.	1,200	19,267
	Ukai Co. Ltd.	100	2,131
	ULS Group, Inc.	14,000	44,689
	Ultrafabrics Holdings Co. Ltd.	2,100	8,957
	Umios Corp.	62,400	527,609
		Shares	Value»
JAPAN — (Continued)
	U-Next Holdings Co. Ltd.	28,800	$281,949
	Unicharm Corp.	115,800	676,479
	Unipres Corp.	10,900	91,202
	UNISOL Holdings Corp.	11,041	152,793
	United Arrows Ltd.	9,900	156,103
	United Super Markets Holdings, Inc.	16,231	84,881
	Urbanet Corp. Co. Ltd.	14,400	50,623
	User Local, Inc.	2,500	24,663
	Ushio, Inc.	33,300	670,538
	USS Co. Ltd.	133,200	1,438,615
	UT Group Co. Ltd.	228,000	269,997
	V Technology Co. Ltd.	1,400	43,715
	Valor Holdings Co. Ltd.	16,600	391,144
	Valqua Ltd.	10,100	372,052
	Valuence Holdings, Inc.	1,900	29,557
	Vector, Inc.	14,400	114,756
	Vertex Corp.	9,600	120,409
	Vision, Inc.	19,500	136,806
*	Visional, Inc.	17,799	840,502
	Vital KSK Holdings, Inc.	22,300	198,621
	VT Holdings Co. Ltd.	31,700	97,353
#	WA, Inc.	1,300	11,338
	Wacoal Holdings Corp.	17,700	522,119
	Wacom Co. Ltd.	67,200	309,302
	Wakachiku Construction Co. Ltd.	2,300	53,100
	Wakita & Co. Ltd.	15,300	176,937
	Warabeya Nichiyo Holdings Co. Ltd.	2,200	39,023
#	Waseda Academy Co. Ltd.	3,600	44,779
	Watahan & Co. Ltd.	7,500	67,215
	WDB Holdings Co. Ltd.	4,700	44,795
	Weathernews, Inc.	6,400	82,859
	Wellneo Sugar Co. Ltd.	700	11,940
	Wellnet Corp.	4,700	19,562
#	West Holdings Corp.	14,884	275,320
#	Will Group, Inc.	8,500	61,351
*	WingArc1st, Inc.	12,700	216,589
	Workman Co. Ltd.	6,434	293,017
	World Co. Ltd.	20,400	197,665

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	World Holdings Co. Ltd.	4,000	$65,578
	Wowow, Inc.	1,799	13,610
#	Xebio Holdings Co. Ltd.	13,400	85,277
#	YAC Holdings Co. Ltd.	4,599	34,266
	Yagi & Co. Ltd.	1,400	34,080
	Yahagi Construction Co. Ltd.	12,700	173,572
	YAKUODO Holdings Co. Ltd.	2,800	31,593
	YAMABIKO Corp.	14,200	353,631
	YAMADA Consulting Group Co. Ltd.	7,800	81,221
	Yamada Corp.	300	12,515
	Yamada Holdings Co. Ltd.	104,362	347,954
	Yamae Group Holdings Co. Ltd.	6,000	109,455
	Yamaha Corp.	66,600	475,290
#	Yamaha Motor Co. Ltd.	200,100	1,405,497
#	Yamatane Corp.	5,500	70,950
	Yamato Corp.	10,100	138,567
	Yamato Holdings Co. Ltd.	35,400	401,059
	Yamato Kogyo Co. Ltd.	7,000	534,322
#	Yamaura Corp.	2,700	24,901
	Yamazaki Baking Co. Ltd.	27,700	579,403
	Yamazen Corp.	26,000	255,345
	Yaskawa Electric Corp.	30,700	1,088,622
	Yasuda Logistics Corp.	5,700	80,148
	YE DIGITAL Corp.	3,000	17,717
	Yellow Hat Ltd.	29,000	280,680
	Yodoko Ltd.	51,000	437,895
	Yokogawa Bridge Holdings Corp.	14,300	267,911
	Yokogawa Electric Corp.	23,800	828,662
	Yokohama Financial Group, Inc.	111,700	1,060,323
	Yokowo Co. Ltd.	2,800	79,398
	Yondenko Corp.	17,400	227,526
	Yondoshi Holdings, Inc.	5,400	63,797
	Yonex Co. Ltd.	23,600	399,607
	Yorozu Corp.	3,200	17,345
#	Yossix Holdings Co. Ltd.	1,900	39,203
		Shares	Value»
JAPAN — (Continued)
	Yotai Refractories Co. Ltd.	400	$4,262
	Yuasa Co. Ltd.	7,200	274,770
	Yurtec Corp.	19,500	312,340
*	Yutaka Giken Co. Ltd.	1,500	28,772
	Zacros Corp.	28,800	252,784
	Zaoh Co. Ltd.	2,300	38,198
#	Zenitaka Corp.	900	52,648
	Zenkoku Hosho Co. Ltd.	48,100	968,361
	Zenrin Co. Ltd.	7,000	38,061
	Zeon Corp.	53,800	627,090
#	ZIGExN Co. Ltd.	40,500	105,357
#	Zojirushi Corp.	5,600	56,399
	ZOZO, Inc.	147,600	990,613
#	Zuiko Corp.	4,200	23,527
	Zuken, Inc.	400	11,292
TOTAL JAPAN			867,475,187
NETHERLANDS — (5.5%)
	Aalberts NV	18,617	707,196
	ABN AMRO Bank NV	175,938	6,125,601
	Acomo NV	14,752	448,708
	Aegon Ltd. (AEG US)	290,070	2,387,276
	Aegon Ltd. (AGN NA)	376,088	3,116,490
#	Akzo Nobel NV	95,420	5,600,867
	Allfunds Group PLC	195,185	1,997,549
	AMG Critical Materials NV	14,363	606,249
#	Aperam SA	22,613	1,209,606
#	Arcadis NV	36,472	1,562,007
	ASM International NV	9,126	8,927,743
	ASML Holding NV (ASML NA)	6,365	9,200,768
	ASML Holding NV (ASML US)	64,222	92,414,816
	ASR Nederland NV	140,206	10,649,966
*Ω	Basic-Fit NV	22,055	740,930
	BE Semiconductor Industries NV	17,813	5,210,561
#	Brunel International NV	7,330	62,367
#*	CM.com NV	5,683	40,380
	Coca-Cola Europacific Partners PLC	44,682	4,250,017
	Corbion NV	15,225	340,240
Ω	CTP NV	46,247	874,199
*	Flow Traders Ltd.	11,882	381,431
#	Fugro NV	35,052	508,310
	Havas NV	25,805	491,173
	Heineken NV	31,203	2,429,146
#	IMCD NV	16,137	1,897,465
	ING Groep NV (INGA NA)	587,920	17,015,214

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	InPost SA	11,579	$207,684
	Kendrion NV	3,978	85,338
	Koninklijke Ahold Delhaize NV (AD NA)	240,765	11,293,889
	Koninklijke BAM Groep NV	132,137	1,453,458
	Koninklijke Heijmans NV	16,526	1,672,060
	Koninklijke KPN NV	2,139,452	11,440,813
	Koninklijke Philips NV (PHG US)	110,980	2,923,209
	Koninklijke Philips NV (PHIA NA)	160,799	4,241,518
	Koninklijke Vopak NV	20,583	1,030,153
*	Magnum Ice Cream Co. NV	6,494	94,810
*	Magnum Ice Cream Co. NV MICC NA	11,523	168,545
#*	Magnum Ice Cream Co. NV MICC US	83,413	1,245,356
	Nedap NV	1,163	115,520
	NN Group NV	153,865	13,468,388
*	Pharming Group NV	117,290	198,079
	PostNL NV	130,018	144,932
	Prosus NV (PRX NA)	166,825	8,076,493
#	Randstad NV	29,170	864,348
	SBM Offshore NV	117,153	5,011,968
#Ω	Signify NV	33,450	760,786
#	Sligro Food Group NV	5,685	86,939
	TKH Group NV	16,137	827,010
#	Universal Music Group NV	201,324	4,221,280
	Van Lanschot Kempen NV	15,885	1,217,094
	Wolters Kluwer NV	76,677	5,984,288
TOTAL NETHERLANDS			256,030,233
NEW ZEALAND — (0.3%)
#	a2 Milk Co. Ltd.	103,845	533,637
	Auckland International Airport Ltd.	219,017	1,069,117
#	Briscoe Group Ltd.	8,008	21,565
	Channel Infrastructure NZ Ltd.	307,092	551,110
	Chorus Ltd. (CHRYY US), ADR	880	25,124
#	Chorus Ltd. (CNU NZ)	190,810	1,095,829
	Contact Energy Ltd.	109,126	613,338
	EBOS Group Ltd.	38,233	481,444
		Shares	Value»
NEW ZEALAND — (Continued)
	Fisher & Paykel Healthcare Corp. Ltd.	73,142	$1,576,230
	Freightways Group Ltd.	84,453	630,863
#*	Gentrack Group Ltd.	14,487	51,742
	Hallenstein Glasson Holdings Ltd.	28,311	163,817
#	Heartland Group Holdings Ltd.	380,829	253,610
#	Infratil Ltd.	81,509	600,437
	Investore Property Ltd.	129,942	80,780
	Mainfreight Ltd.	10,461	364,855
	Mercury NZ Ltd.	102,465	405,686
	Meridian Energy Ltd.	171,254	574,943
	Napier Port Holdings Ltd.	4,632	10,143
#	NZME Ltd. (NZM AU)	3,265	2,081
#	NZX Ltd.	164,695	136,119
*	Oceania Healthcare Ltd.	109,387	48,301
	Port of Tauranga Ltd.	34,021	166,871
*	Ryman Healthcare Ltd.	62,927	79,145
	Scales Corp. Ltd.	64,513	231,027
	Skellerup Holdings Ltd.	99,190	344,732
	SKY Network Television Ltd.	76,616	146,117
#*	SKYCITY Entertainment Group Ltd.	103,244	38,612
	Spark New Zealand Ltd.	619,362	760,624
	Summerset Group Holdings Ltd.	56,879	274,288
	TOWER Ltd.	174,508	208,899
	Turners Automotive Group Ltd.	13,907	70,540
	Vector Ltd.	66,685	190,137
#*	Vista Group International Ltd.	82,312	91,054
TOTAL NEW ZEALAND			11,892,817
NORWAY — (0.8%)
	2020 Bulkers Ltd.	5,417	1,762
	ABG Sundal Collier Holding ASA	123,021	95,362
	AF Gruppen ASA	15,106	291,626
	Aker Solutions ASA	173,288	789,606
	AKVA Group ASA	2,751	40,063
	Archer Ltd.	33,998	106,609

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Arendals Fossekompani ASA	1,559	$31,712
	Atea ASA	44,322	747,745
	B2 Impact ASA	72,702	187,416
	Borregaard ASA	5,426	89,247
	Bouvet ASA	17,898	99,978
Ω	Bw Lpg Ltd. BWLP US	14,233	283,806
Ω	BW LPG Ltd. BWLPG NO	4,341	87,111
	BW Offshore Ltd.	49,905	285,582
*	Cloudberry Clean Energy ASA	121,222	170,960
	DNB Bank ASA	161,006	4,875,799
	DOF Group ASA	53,156	787,503
Ω	Elmera Group ASA	70,924	265,234
	Elopak ASA	76,869	296,563
Ω	Entra ASA	21,524	244,113
Ω	Europris ASA	101,496	1,035,390
#	Gjensidige Forsikring ASA	47,960	1,347,247
#*	Grieg Seafood ASA	17,155	67,380
Ω	Kid ASA	12,875	183,220
	Kitron ASA	67,277	726,179
*	Kongsberg Automotive ASA	323,369	66,705
	Kongsberg Gruppen ASA	104,609	3,498,338
*	Kongsberg Maritime AS	104,609	685,598
	Leroy Seafood Group ASA	37,387	183,377
#*	LINK Mobility Group Holding ASA	145,798	389,829
	Medistim ASA	3,403	83,375
	Mowi ASA	44,066	977,707
Ω	Multiconsult ASA	5,960	101,762
*	Napatech AS	3,698	13,304
	Norbit ASA	6,025	148,469
	Norconsult Norge AS	26,539	113,048
*	Nordic Semiconductor ASA	29,568	607,683
	Norsk Hydro ASA	74,986	830,203
*	Northern Ocean Ltd.	33,584	31,445
*	NRC Group ASA	21,505	19,926
	Odfjell Drilling Ltd.	56,536	608,738
	Odfjell Technology Ltd.	3,913	29,582
	Orkla ASA	47,569	586,717
*	Otello Corp. ASA	9,524	19,372
	Paratus Energy Services Ltd.	6,431	35,848
	Pareto Bank ASA	16,478	118,880
	Pexip Holding ASA	12,536	91,991
*	PhotoCure ASA	6,697	47,670
		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	33,026	$1,670,575
	Public Property Invest AS	27,280	58,043
	Reach Subsea ASA	33,893	25,612
	Rogaland Sparebank	1,383	22,581
	Salmar ASA	6,070	367,558
	SATS ASA	20,401	91,157
*Ω	Scatec ASA	72,506	943,665
	SED Energy Holdings PLC	111,844	105,125
	Selvaag Bolig ASA	22,992	86,428
	Sparebank 1 Oestlandet	19,503	427,908
	SpareBank 1 Sor-Norge ASA	65,535	1,416,327
	Sparebanken More	21,000	261,183
	Sparebanken Norge	6,826	148,456
	Storebrand ASA	215,885	4,173,262
	Subsea 7 SA	85,030	3,063,101
	TGS ASA	75,769	1,232,077
*	Thor Medical ASA	64,307	30,716
	TOMRA Systems ASA	30,260	308,835
	Veidekke ASA	43,427	874,239
	Vend Marketplaces ASA	19,547	538,600
	Wilh Wilhelmsen Holding ASA, Class A	5,667	423,876
	Wilh Wilhelmsen Holding ASA, Class B	1,503	100,655
	Zalaris ASA	8,474	90,267
*	Zaptec ASA	6,781	26,843
TOTAL NORWAY			38,913,869
PORTUGAL — (0.3%)
#	Altri SGPS SA	30,604	179,403
	Banco Comercial Portugues SA, Class R	2,667,805	2,851,564
	CTT-Correios de Portugal SA	33,316	251,101
	EDP Renovaveis SA	143,781	2,404,129
	EDP SA (EDP PL)	993,443	5,418,515
	Ibersol SGPS SA	5,326	74,975
#	Navigator Co. SA	56,769	223,222
	NOS SGPS SA	91,019	601,043
	REN - Redes Energeticas Nacionais SGPS SA	167,843	743,277

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Sonae SGPS SA	427,256	$978,289
TOTAL PORTUGAL			13,725,518
SINGAPORE — (0.9%)
*	AEM Holdings Ltd.	58,043	336,776
	Aztech Global Ltd.	48,500	39,344
	Boustead Singapore Ltd.	115,185	216,894
	BRC Asia Ltd.	23,800	83,946
	Bukit Sembawang Estates Ltd.	79,000	293,719
#	Centurion Corp. Ltd.	94,500	121,905
	China Aviation Oil Singapore Corp. Ltd.	148,900	248,341
	China Sunsine Chemical Holdings Ltd.	198,500	107,692
	City Developments Ltd.	281,700	1,813,003
	CSE Global Ltd.	233,598	252,969
	DBS Group Holdings Ltd.	275,304	12,694,451
	DFI Retail Group Holdings Ltd.	54,700	229,058
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	140,402	0
	Far East Orchard Ltd.	19,400	19,365
	Food Empire Holdings Ltd.	66,800	172,201
	Fraser & Neave Ltd.	19,200	21,892
	Frasers Property Ltd.	89,600	80,661
#	Frencken Group Ltd.	117,100	248,001
	Genting Singapore Ltd.	994,600	533,721
	GuocoLand Ltd.	129,966	251,221
	Haw Par Corp. Ltd.	47,300	640,787
	Ho Bee Land Ltd.	89,300	150,532
	Hong Fok Corp. Ltd.	87,200	68,583
	Hong Leong Finance Ltd.	44,100	89,832
	Hongkong Land Holdings Ltd.	152,900	1,208,832
	Hotel Grand Central Ltd.	19,700	11,947
	Hour Glass Ltd.	84,500	156,451
	HRnetgroup Ltd.	119,200	69,936
#	iFAST Corp. Ltd.	51,900	357,265
	ISDN Holdings Ltd.	71,160	34,076
	Keppel Ltd.	346,900	2,969,261
	Keppel REIT	38,544	27,137
	LHN Ltd.	30,700	15,448
*	Mermaid Maritime PCL	242,300	22,991
		Shares	Value»
SINGAPORE — (Continued)
	Metro Holdings Ltd.	122,900	$48,081
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	25,744
	Netlink NBN Trust	773,900	614,422
	OUE Ltd.	49,300	42,959
	Oversea-Chinese Banking Corp. Ltd.	232,945	4,018,907
*	Oxley Holdings Ltd.	373,865	23,553
	Pacific Century Regional Developments Ltd.	48,300	19,745
	Pan-United Corp. Ltd.	105,900	130,712
	Propnex Ltd.	69,200	95,321
	Q&M Dental Group Singapore Ltd.	53,280	24,463
	Raffles Medical Group Ltd.	154,100	120,462
	SATS Ltd.	102,600	267,037
	Seatrium Ltd.	774,320	1,435,479
	Sheng Siong Group Ltd.	141,000	336,106
	SIA Engineering Co. Ltd.	44,900	110,865
	Sing Investments & Finance Ltd.	20,500	26,081
	Singapore Exchange Ltd.	88,300	1,509,819
	Singapore Land Group Ltd.	68,500	201,502
	Singapore Post Ltd.	459,300	124,721
	Singapore Technologies Engineering Ltd.	316,400	2,681,324
	Straits Trading Co. Ltd.	80,806	111,916
*††	Swiber Holdings Ltd.	50,250	0
*	Thomson Medical Group Ltd.	916,800	40,923
	United Overseas Bank Ltd.	94,500	2,691,271
	UOL Group Ltd.	187,851	1,571,508
	Valuetronics Holdings Ltd.	154,710	124,199
	Venture Corp. Ltd.	29,500	376,536
	Vicom Ltd.	32,400	45,724
#	Wee Hur Holdings Ltd.	274,100	157,160
	Wing Tai Holdings Ltd.	246,500	312,655

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Yangzijiang Shipbuilding Holdings Ltd.	718,400	$2,450,077
TOTAL SINGAPORE			43,327,510
SPAIN — (3.1%)
	Acciona SA	19,087	5,555,891
	Acerinox SA	63,330	1,039,354
#Ω	Aena SME SA	89,400	2,441,747
*	Airtificial Intelligence Structures SA	82,938	8,755
	Alantra Partners SA	1,564	19,646
	Almirall SA	17,537	259,600
	Amadeus IT Group SA	143,660	8,289,512
	Atresmedia Corp. de Medios de Comunicacion SA	39,441	240,043
#	Audax Renovables SA	89,063	151,230
	Azkoyen SA	4,058	50,655
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	491,782	10,859,726
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	52,384	1,158,734
	Banco de Sabadell SA	2,576,619	9,989,546
	Banco Santander SA (SAN SM)	2,061,320	25,152,878
	Bankinter SA	299,967	4,991,773
	CaixaBank SA	895,177	11,394,118
Ω	Cellnex Telecom SA	67,441	2,270,240
	Construcciones y Auxiliar de Ferrocarriles SA	13,228	995,874
	Corp. ACCIONA Energias Renovables SA	27,024	710,483
*	Deoleo SA	62,331	23,051
*	Distribuidora Internacional de Alimentacion SA	2,577	119,019
	Elecnor SA	17,817	791,892
	Enagas SA	51,060	1,022,305
#*	Ence Energia y Celulosa SA	24,710	71,108
	Endesa SA	34,501	1,547,324
	Faes Farma SA	97,892	558,268
	Ferrovial SE	50,012	3,434,399
	Fluidra SA	12,224	286,062
		Shares	Value»
SPAIN — (Continued)
Ω	Gestamp Automocion SA	40,092	$151,947
Ω	Global Dominion Access SA	32,275	125,878
*	Grenergy Renovables SA	7,710	1,094,167
	Grifols SA	55,856	588,949
	Iberdrola SA IBE SM	495,803	11,623,710
#	Indra Sistemas SA	40,975	2,356,651
#	Industria de Diseno Textil SA	303,676	18,175,201
	Laboratorios Farmaceuticos Rovi SA	6,903	645,242
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	153,281	214,123
	Mapfre SA	447,822	2,192,235
Ω	Neinor Homes SA	15,557	304,370
*	Obrascon Huarte Lain SA	124,337	64,484
	Pharma Mar SA	2,056	231,847
	Prim SA	1,123	17,414
Ω	Prosegur Cash SA	43,253	33,123
*	Realia Business SA	166,736	202,879
#	Redeia Corp. SA	147,722	2,586,167
	Sacyr SA	108,499	597,282
*	Solaria Energia y Medio Ambiente SA	45,285	1,291,370
*Ω	Talgo SA	11,746	38,139
*	Tecnicas Reunidas SA	38,833	1,609,104
#	Telefonica SA (TEF SM)	1,178,997	5,320,245
#	Tubacex SA	61,124	207,432
Ω	Unicaja Banco SA	502,777	1,632,181
TOTAL SPAIN			144,737,373
SWEDEN — (3.5%)
#	AAK AB	17,148	491,890
Ω	AcadeMedia AB	38,662	413,725
	AddLife AB, Class B	43,022	670,811
#	Addnode Group AB	40,906	212,619
#	AddTech AB, Class B	88,465	3,248,964
	AFRY AB	45,468	554,975
#	Alfa Laval AB	51,089	3,074,497
Ω	Alimak Group AB	28,956	343,002
#	Alleima AB	87,037	779,809
	Alligo AB, Class B	9,797	146,956
Ω	Ambea AB	56,626	859,433
*	Annehem Fastigheter AB, Class B	20,118	38,340

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AQ Group AB	12,285	$293,325
	Arjo AB, Class B	19,812	52,296
*	Asmodee Group AB, Class B	66,427	892,715
#	Assa Abloy AB, Class B	86,434	3,326,645
#	Atlas Copco AB (ATCOA SS), Class A	416,508	8,004,297
	Atlas Copco AB (ATCOB SS), Class B	274,818	4,685,954
#	Atrium Ljungberg AB, Class B	75,650	243,185
Ω	Attendo AB	55,711	644,548
#	Avanza Bank Holding AB	85,894	3,104,917
	Axfood AB	47,948	1,462,954
	Beijer Alma AB	16,990	534,560
#	Beijer Ref AB, Class B	45,857	649,686
	Bergman & Beving AB	16,194	551,180
	Betsson AB, Class B	70,249	715,651
*	Better Collective AS	2,771	42,768
*	BHG Group AB	59,540	149,288
	Bilia AB, Class A	51,649	704,605
	Billerud Aktiebolag	28,926	198,841
*Ω	BioArctic AB	19,926	704,198
	BioGaia AB, Class B	45,491	587,184
	Bjorn Borg AB	8,728	63,579
*	Boliden AB	73,561	3,866,762
*	Bonava AB, Class B	72,533	68,419
#*Ω	Boozt AB	24,224	312,678
Ω	Bravida Holding AB	105,011	1,088,086
	Bufab AB	56,260	727,961
	Bure Equity AB	21,799	634,514
	Byggmax Group AB	33,690	174,675
*	Camurus AB	11,538	668,429
*	Carasent AB	12,948	33,529
#	Castellum AB	87,452	1,119,380
	Catella AB	12,079	28,082
#	Catena AB	11,657	549,887
#	Cibus Real Estate AB publ	20,624	328,772
	Clas Ohlson AB, Class B	39,038	1,689,358
	Cloetta AB, Class B	74,040	380,590
*	Coffee Stain Group AB, Class B	21,927	51,795
Ω	Coor Service Management Holding AB	38,883	230,534
		Shares	Value»
SWEDEN — (Continued)
	Corem Property Group AB (CORED SS), Class D	2,536	$65,400
*	Ctek AB	13,883	24,147
	CTT Systems AB	2,526	33,216
	Dios Fastigheter AB	28,555	196,819
#	Duni AB	8,229	75,797
*Ω	Dustin Group AB	247,773	44,819
#*	Dynavox Group AB	16,057	142,708
	Eastnine AB	14,357	69,005
#*	Electrolux AB, Class B	65,569	366,586
	Electrolux Professional AB, Class B	105,894	532,608
	Elekta AB, Class B	99,994	580,748
*	Embracer Group AB	40,136	276,816
*	Enad Global 7 AB	8,884	16,073
#	Engcon AB	11,770	85,236
	Ependion AB	3,773	51,999
	Epiroc AB (EPIA SS), Class A	119,387	3,446,630
	Epiroc AB (EPIB SS), Class B	73,342	1,827,518
#	EQT AB	21,603	704,918
Ω	Evolution AB	16,838	1,186,670
	Ework Group AB	2,254	15,647
#	Fabege AB	97,248	817,062
#	Fagerhult Group AB	7,043	16,978
*	Fastighets AB Balder, Class B	79,516	475,678
*	Fastighets AB Trianon	12,292	23,295
*	Fastighetsbolaget Emilshus AB, Class B	4,109	23,623
	FastPartner AB (FPARA SS), Class A	12,414	53,141
#	FastPartner AB (FPARD SS), Class D	6,387	50,524
#	Getinge AB, Class B	63,348	1,275,312
	Granges AB	59,043	1,114,351
*	Gruvaktiebolaget Viscaria	14,284	25,286
#	H & M Hennes & Mauritz AB, Class B	98,108	1,760,813
	Hanza AB	4,885	72,516
#	Heba Fastighets AB, Class B	14,702	40,661
	Hemnet Group AB	33,000	427,793
#	Hexagon AB, Class B	82,775	904,312
*	Hexatronic Group AB	54,874	227,465

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Hexpol AB	81,222	$663,085
*	HMS Networks AB	12,718	741,228
Ω	Hoist Finance AB	36,279	560,289
#	Holmen AB (HOLMB SS), Class B	18,806	648,806
	Hufvudstaden AB, Class A	39,757	529,476
	Humana AB	18,614	98,259
	Husqvarna AB (HUSQA SS), Class A	6,401	30,393
#	Husqvarna AB (HUSQB SS), Class B	103,485	498,526
	Indutrade AB	59,512	1,285,687
#	INVISIO AB	20,829	603,305
	Inwido AB	22,636	345,602
#	JM AB	53,061	666,992
*	John Mattson Fastighetsforetagen AB	6,794	43,385
	Kabe Group AB, Class B	1,160	22,226
*	Karnov Group AB	18,371	133,889
#*	Klarabo Sverige AB, Class B	19,376	30,104
	KNOW IT AB	8,855	76,378
	Lagercrantz Group AB, Class B	85,860	2,270,437
#	Lifco AB, Class B	46,402	1,460,049
#	Lime Technologies AB	2,759	66,365
#	Lindab International AB	31,834	526,696
	Logistea AB, Class B	52,810	80,134
	Loomis AB	18,478	860,514
*	Medcap AB	3,271	169,958
	Medicover AB, Class B	16,981	379,860
	MEKO AB	13,105	96,441
	Micro Systemation AB, Class B	5,726	40,172
	Midsona AB, Class B	13,356	17,837
*	Modern Times Group MTG AB, Class B	60,348	820,841
	Momentum Group AB	5,204	60,450
#Ω	Munters Group AB	55,652	1,226,895
	Mycronic AB	62,629	1,976,241
*	NCAB Group AB	48,072	378,043
	NCC AB, Class B	44,361	960,960
	Nederman Holding AB	7,369	93,506
*	Neobo Fastigheter AB	24,965	43,794
		Shares	Value»
SWEDEN — (Continued)
*	Net Insight AB, Class B	46,248	$16,798
#	New Wave Group AB, Class B	35,622	374,785
#	Nibe Industrier AB, Class B	155,070	704,925
	Nivika Fastigheter AB, Class B	9,301	39,494
*	Nobia AB	242,327	45,336
	Nolato AB, Class B	24,244	130,492
#	Nordnet AB publ	62,336	2,054,653
*	Norion Bank AB	47,759	273,308
	Note AB	6,619	122,735
#	NP3 Fastigheter AB	10,674	301,298
#	Nyfosa AB	30,559	222,107
	OEM International AB, Class B	45,371	712,909
*	Orexo AB	4,555	9,302
	Pandox AB	40,276	740,200
#	Peab AB, Class B	57,607	559,674
	Platzer Fastigheter Holding AB, Class B	23,851	178,459
	Prevas AB, Class B	1,743	15,771
	Proact IT Group AB	8,211	101,235
	RaySearch Laboratories AB	14,641	302,091
#	Rejlers AB	6,037	95,103
	Rusta AB	20,643	226,311
	Rvrc Holding AB	49,049	295,448
	Saab AB, Class B	27,844	1,690,220
	Sagax AB (SAGAA SS), Class A	309	6,071
#	Sagax AB (SAGAB SS), Class B	33,461	665,904
*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	350,991	128,427
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	18,499	16,505
#	Sandvik AB	129,240	5,436,755
Ω	Scandic Hotels Group AB	91,538	892,718
*	Sdiptech AB, Class B	11,436	280,157
	Sectra AB, Class B	69,815	1,942,625
#	Securitas AB, Class B	126,576	2,124,319
*Ω	Sinch AB	239,029	758,370
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	327,012	6,472,277

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	3,672	$74,281
	Skanska AB, Class B	71,874	1,941,124
	SKF AB (SKFA SS), Class A	2,962	74,623
#	SKF AB (SKFB SS), Class B	49,068	1,235,470
	SkiStar AB	27,008	468,231
#*	Smartcraft Group AB	7,109	13,105
	Softronic AB, Class B	5,213	12,609
	Solid Forsakring AB	5,045	52,247
*	Stendorren Fastigheter AB	4,794	97,419
	Stenhus Fastigheter I Norden AB	39,732	48,960
*	Stillfront Group AB	128,609	72,915
	Storskogen Group AB, Class B	572,768	565,962
	Svedbergs Group AB	12,363	73,525
	Svenska Cellulosa AB SCA (SCAA SS), Class A	5,252	59,784
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	95,228	1,091,180
	Svenska Handelsbanken AB (SHBA SS), Class A	267,461	3,800,602
#	Svenska Handelsbanken AB (SHBB SS), Class B	6,334	152,958
	Sweco AB, Class B	82,748	1,137,847
	Swedbank AB, Class A	138,165	4,884,025
*	Swedish Logistic Property AB, Class B	17,170	70,680
*	Swedish Orphan Biovitrum AB	49,382	2,316,662
	Synsam AB	75,586	465,756
	Systemair AB	33,125	255,647
	Tele2 AB, Class B	243,542	4,993,665
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	45,200	533,812
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,510	$76,622
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	401,321	4,787,357
	Telia Co. AB	519,083	2,714,024
#Ω	Thule Group AB	29,701	741,888
	Trelleborg AB, Class B	20,576	844,830
#	Troax Group AB	9,144	105,575
	VBG Group AB, Class B	4,446	162,534
*	Vestum AB	15,230	17,816
#*	Vimian Group AB	7,817	25,658
	Vitec Software Group AB, Class B	5,057	140,200
#	Vitrolife AB	2,728	31,076
	Volati AB	4,339	39,186
	Volvo AB (VOLVA SS), Class A	48,000	1,673,836
#	Volvo AB (VOLVB SS), Class B	335,482	11,693,807
#*	Volvo Car AB, Class B	104,258	249,450
#	Wallenstam AB, Class B	147,862	628,798
#	Wihlborgs Fastigheter AB	119,878	1,059,825
*	XANO Industri AB, Class B	7,057	45,359
TOTAL SWEDEN			163,427,553
SWITZERLAND — (8.2%)
	ABB Ltd.	257,472	26,040,631
	Accelleron Industries AG (ACLLY US), ADR	1,336	142,858
	Accelleron Industries AG (ACLN SW)	46,024	4,930,976
	Adecco Group AG	25,761	593,662
#	Alcon AG	51,496	3,855,506
	Allreal Holding AG	8,736	2,385,720
	ALSO Holding AG	3,802	784,068
	APG SGA SA	611	141,268
#*	Arbonia AG	4,301	22,727
	Banque Cantonale de Geneve	7,319	334,927
#	Banque Cantonale Vaudoise	12,119	1,909,646
#	Barry Callebaut AG	1,008	1,510,850

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Belimo Holding AG	5,246	$4,804,072
	Berner Kantonalbank AG	2,673	1,391,774
	BKW AG	8,476	1,694,302
	Bossard Holding AG, Class A	2,376	485,636
	Bucher Industries AG	2,910	1,155,551
	Burckhardt Compression Holding AG	1,848	1,237,477
	Burkhalter Holding AG	2,811	667,373
	Bystronic AG	268	66,832
#	Calida Holding AG	727	14,601
*	Carlo Gavazzi Holding AG	142	27,345
	Cembra Money Bank AG	15,276	1,867,300
#	Cham Swiss Properties AG	1,743	59,347
*	Cicor Technologies Ltd.	415	73,168
	Cie Financiere Tradition SA, Class BR	443	166,714
	Clariant AG	19,081	196,523
#	Coltene Holding AG	840	50,159
	Daetwyler Holding AG, Class BR	967	194,222
	DKSH Holding AG	23,649	1,805,340
	dormakaba Holding AG	13,160	876,265
	DSM-Firmenich AG	17,566	1,311,983
	EFG International AG	46,629	1,003,258
	Emmi AG	816	853,957
#	EMS-Chemie Holding AG	2,493	2,125,093
	Flughafen Zurich AG	8,362	2,374,442
	Forbo Holding AG	49	46,163
	Galderma Group AG	22,652	4,752,239
Ω	Galenica AG	35,154	3,745,287
	Geberit AG	12,147	8,208,464
	Georg Fischer AG	17,520	958,363
	Givaudan SA	2,064	7,360,344
	Glarner Kantonalbank	1,134	34,225
	Helvetia Baloise Holding AG	42,878	11,756,463
	Hiag Immobilien Holding AG	801	139,844
	Huber & Suhner AG	8,082	2,347,247
	Implenia AG	4,981	393,107
#	Inficon Holding AG	4,862	899,958
	Interroll Holding AG	220	460,818
	Intershop Holding AG	2,180	473,206
		Shares	Value»
SWITZERLAND — (Continued)
	Investis Holding SA	1,724	$350,836
	Julius Baer Group Ltd.	86,265	7,090,715
	Jungfraubahn Holding AG	1,857	649,297
	Kardex Holding AG	2,737	977,896
#	Kuehne & Nagel International AG	18,535	4,353,257
	Landis & Gyr Group AG	11,999	806,006
	Lastminute.com NV	3,748	56,710
#	Liechtensteinische Landesbank AG	5,939	730,345
#	Logitech International SA (LOGI US)	10,148	1,007,493
	Logitech International SA (LOGN SW)	29,073	2,869,868
	Luzerner Kantonalbank AG	4,123	543,683
Ω	Medacta Group SA	3,288	596,592
#	Meier Tobler Group AG	2,096	90,746
#	Metall Zug AG, Class B	50	46,452
	Mikron Holding AG	2,295	47,913
	Mobilezone Holding AG	18,598	346,221
	Mobimo Holding AG	3,646	1,740,793
*Ω	Montana Aerospace AG	6,124	161,017
	Naturenergie Holding AG	5,323	228,309
	Novartis AG (NOVN SW)	13,040	1,927,177
#	Novartis AG (NVS US), Sponsored ADR	326,209	48,230,001
	Novavest Real Estate AG	964	53,779
	Orell Fuessli AG	246	52,002
#	Partners Group Holding AG	6,332	6,884,166
*	Peach Property Group AG	2,272	14,479
	Phoenix Mecano AG	277	150,283
	Plazza AG, Class A	134	76,515
*Ω	PolyPeptide Group AG	1,208	59,133
	PSP Swiss Property AG	19,021	3,801,745
#*	Rieter Holding AG	20,670	86,181
	Roche Holding AG	116,234	47,365,336

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Roche Holding AG (RO SW), Class BR	5,281	$2,208,840
	Romande Energie Holding SA	3,252	215,402
	Sandoz Group AG (SDZ SW)	103,371	8,291,744
	Schindler Holding AG SCHN SW	4,589	1,536,585
#*Ω	Sensirion Holding AG	2,094	181,308
#	SF Urban Properties AG	145	18,745
	SFS Group AG	5,589	851,510
#	SGS SA	64,858	7,027,366
	Siegfried Holding AG	8,140	820,981
*	SIG Group AG	183,721	2,977,071
	Sika AG	41,118	7,584,882
*	Softwareone Holding AG SWON NO	13,175	115,960
#	Softwareone Holding AG SWON SW	23,949	211,929
	Sonova Holding AG	18,532	4,062,364
	St. Galler Kantonalbank AG	1,406	1,156,866
#	Stadler Rail AG	12,728	371,837
#	Straumann Holding AG	25,046	2,718,212
	Sulzer AG	8,243	1,569,042
#	Sunrise Communications AG, Class A	30,246	1,804,330
#	Swatch Group AG (UHR SW), Class BR	10,652	2,472,633
	Swatch Group AG (UHRN SW)	19,757	918,216
#	Swiss Life Holding AG	9,539	11,199,763
	Swiss Prime Site AG	36,674	6,355,446
	Swiss Re AG	103,571	16,684,113
	Swisscom AG	13,919	11,773,075
	Swissquote Group Holding SA	6,994	3,539,585
#	Tecan Group AG	823	124,520
	Temenos AG	18,168	1,723,117
	TX Group AG	1,408	223,646
*	UBS Group AG (UBS US)	52,577	2,308,153
	UBS Group AG (UBSG SW)	287,351	12,715,798
	Valiant Holding AG	6,872	1,596,467
Ω	VAT Group AG	5,891	4,425,616
	Vaudoise Assurances Holding SA	433	453,033
		Shares	Value»
SWITZERLAND — (Continued)
	Vontobel Holding AG	16,069	$1,363,082
	VP Bank AG, Class A	1,265	139,492
	VZ Holding AG	5,795	1,130,575
	Walliser Kantonalbank	1,150	226,663
	Warteck Invest AG	38	99,669
#	Ypsomed Holding AG	980	342,381
	Zehnder Group AG	1,511	127,626
	Zug Estates Holding AG, Class B	135	411,090
	Zuger Kantonalbank, Class BR	52	772,345
	Zurich Insurance Group AG	21,972	15,319,318
TOTAL SWITZERLAND			380,296,643
UNITED KINGDOM — (11.3%)
	3i Group PLC	165,630	5,760,235
	4imprint Group PLC	11,905	590,197
	Aberdeen Group PLC	714,348	2,018,809
	Admiral Group PLC	103,501	4,755,504
	Advanced Medical Solutions Group PLC	30,507	101,591
	AG Barr PLC	33,913	297,013
Ω	Airtel Africa PLC	434,917	2,100,485
	AJ Bell PLC	136,933	960,901
Ω	Alfa Financial Software Holdings PLC	68,516	138,248
	Antofagasta PLC	43,287	2,099,320
*	AO World PLC	118,657	141,726
	Ashtead Technology Holdings PLC	5,443	35,222
	AstraZeneca PLC	184,434	34,557,399
	AstraZeneca PLC (AZN LN)	25,658	4,867,892
	Atalaya Mining Copper SA	43,021	434,913
Ω	Autotrader Group PLC	301,882	2,030,737
	Aviva PLC	584,887	4,960,575
	B&M European Value Retail PLC	31,041	70,929
	Babcock International Group PLC	225,580	3,398,421
	BAE Systems PLC	354,628	9,863,462
	Balfour Beatty PLC	188,688	2,096,665
	Barclays PLC (BARC LN)	1,252,014	7,359,227
	Barclays PLC (BCS US), Sponsored ADR	196,894	4,609,289
	Barratt Redrow PLC	391,278	1,332,595

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Beazley PLC	398,001	$6,913,032
	Bellway PLC	48,474	1,257,020
	Berkeley Group Holdings PLC	49,472	2,154,006
	Bloomsbury Publishing PLC	42,088	349,543
#*	boohoo Group PLC	332,375	76,717
	Brooks Macdonald Group PLC	2,856	53,801
	BT Group PLC	2,154,036	6,332,509
	BTG Consulting PLC	48,320	78,587
	Bunzl PLC	113,857	3,753,413
*	Burberry Group PLC	179,498	2,848,303
#	Burford Capital Ltd.	36,627	174,969
	Bytes Technology Group PLC (BYIT LN)	28,112	116,287
	C&C Group PLC	94,428	151,618
	Canal & SA	258,055	805,534
*	Capita PLC	31,575	123,924
	Capital Ltd.	44,729	69,648
*	Carclo PLC	19,854	10,121
	Card Factory PLC	248,387	228,177
	Central Asia Metals PLC	116,008	230,310
	Chemring Group PLC	78,841	558,982
	Chesnara PLC	88,613	368,586
	Clarkson PLC	10,582	695,775
*	Close Brothers Group PLC	71,648	431,606
Ω	CMC Markets PLC	34,131	171,565
	Coca-Cola HBC AG, Class DI	23,634	1,378,545
	Compass Group PLC	314,232	8,879,249
	Computacenter PLC	49,401	2,501,165
	Conduit Holdings Ltd.	36,890	221,573
Ω	Convatec Group PLC	419,916	1,204,245
	Costain Group PLC	106,443	268,909
	Crest Nicholson Holdings PLC	165,979	149,022
	Croda International PLC	32,365	1,255,312
	Currys PLC	737,423	1,255,440
	CVS Group PLC	28,899	457,905
	DCC PLC	46,265	3,487,133
*	DFS Furniture PLC	74,480	126,335
#	Diageo PLC (DEO US), Sponsored ADR	30,056	2,424,016
	Diageo PLC (DGE LN)	15,439	312,167
	Diploma PLC	40,010	3,786,520
	DiscoverIE Group PLC	27,266	242,219
		Shares	Value»
UNITED KINGDOM — (Continued)
	Domino's Pizza Group PLC	54,308	$143,396
	Drax Group PLC	225,933	2,718,391
	Dunelm Group PLC	51,629	527,907
#*	EKF Diagnostics Holdings PLC	91,050	32,708
	Elementis PLC	217,555	437,886
	Endeavour Mining PLC	110,845	6,389,144
	Eurocell PLC	7,642	10,853
	Everplay Group PLC	21,336	76,094
	Experian PLC	275,710	10,087,959
	Fevara PLC	9,982	18,201
#	Fintel PLC	10,249	25,503
	Firstgroup PLC	220,220	487,917
	Foresight Group Holdings Ltd.	45,630	248,053
Ω	Forterra PLC	6,254	13,415
	Foxtons Group PLC	165,141	96,624
*	Frasers Group PLC	32,059	285,587
	Fresnillo PLC	97,883	4,322,196
*	Frontier Developments PLC	6,623	27,976
	Fuller Smith & Turner PLC, Class A	4,475	39,340
*Ω	Funding Circle Holdings PLC	43,359	85,570
	FW Thorpe PLC	2,801	9,595
	Galliford Try Holdings PLC	34,108	242,881
	Games Workshop Group PLC	13,277	3,521,413
*	Gaming Realms PLC	126,894	58,559
	Gamma Communications PLC	21,827	267,899
	GB Group PLC	92,753	268,910
	Genuit Group PLC	59,281	208,931
*	Georgia Capital PLC	13,215	704,044
	Gooch & Housego PLC	6,576	82,424
	Goodwin PLC	244	37,970
	Grafton Group PLC, CDI	64,271	769,222
	Grainger PLC	279,882	611,275
	Greencore Group PLC	53,124	10,868
	Greencore Group PLC GNC LN	202,871	695,979
#	Greggs PLC	17,236	356,595
*	Griffin Mining Ltd.	5,707	23,976
	GSK PLC (GSK LN)	333,670	8,747,977
#	GSK PLC (GSK US), Sponsored ADR	81,069	4,240,740

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Gulf Marine Services PLC	55,690	$14,501
*Ω	Gym Group PLC	36,369	87,780
	Haleon PLC (HLN LN)	915,972	4,229,839
#	Haleon PLC (HLN US), ADR	45,689	422,166
	Halfords Group PLC	188,647	373,863
	Halma PLC	61,637	3,709,170
	Harworth Group PLC	81,414	148,186
	Helical PLC	46,922	122,054
	Henry Boot PLC	29,294	64,949
	Hikma Pharmaceuticals PLC	23,273	442,489
	Hill & Smith PLC	39,930	1,404,109
	Hilton Food Group PLC	16,885	123,890
	Hiscox Ltd.	129,263	2,719,976
	Hochschild Mining PLC	190,661	1,627,781
	Hollywood Bowl Group PLC	66,633	230,527
Ω	Hostelworld Group PLC	39,268	56,745
	Howden Joinery Group PLC	278,689	2,940,251
	HSBC Holdings PLC (HSBA LN)	536,883	9,878,548
	HSBC Holdings PLC (HSBC US), Sponsored ADR	103,661	9,522,299
	Hunting PLC	109,130	754,933
Ω	Ibstock PLC	95,586	133,145
	ICG PLC	114,260	2,817,058
*	IDOX PLC	118,797	115,544
	IG Group Holdings PLC	119,986	2,451,925
	IMI PLC	114,629	4,366,011
	Impax Asset Management Group PLC	15,691	20,980
	Inchcape PLC	203,781	2,299,105
	Informa PLC	394,405	4,264,352
	IntegraFin Holdings PLC	32,640	144,352
	International Workplace Group PLC	170,400	428,965
	Intertek Group PLC	39,524	2,546,061
	Investec PLC	111,666	959,959
*	IP Group PLC	417,811	344,685
	ITV PLC	1,261,744	1,372,952
		Shares	Value»
UNITED KINGDOM — (Continued)
	J D Wetherspoon PLC	24,023	$192,380
	J Sainsbury PLC	891,940	3,985,588
*	James Fisher & Sons PLC	9,648	59,799
#	James Halstead PLC	42,786	79,287
	JD Sports Fashion PLC	502,730	461,509
	Johnson Matthey PLC	113,939	3,218,119
	Jupiter Fund Management PLC	199,510	412,021
	Kainos Group PLC	31,803	359,838
	Keller Group PLC	21,231	645,361
	Kier Group PLC	178,808	497,611
	Kingfisher PLC	717,173	2,820,142
	Knights Group Holdings PLC	6,242	14,074
	Lancashire Holdings Ltd.	113,747	888,392
	Legal & General Group PLC	1,441,997	4,948,539
	Lion Finance Group PLC	11,242	1,684,786
	Liontrust Asset Management PLC	13,217	47,543
	Lloyds Banking Group PLC (LLOY LN)	9,915,718	13,478,454
	London Investment Group PLC	5,154	28,965
	LSL Property Services PLC	50,845	153,416
Ω	Luceco PLC	24,469	72,262
	M&G PLC	1,476,064	6,066,551
	Macfarlane Group PLC	44,111	37,746
	Man Group PLC	294,898	1,018,976
	Marks & Spencer Group PLC	933,555	4,200,025
*	Marston's PLC	137,174	96,372
	McBride PLC	92,936	197,205
	Mears Group PLC	46,241	249,263
	Melrose Industries PLC	284,727	1,868,453
*	Metro Bank Holdings PLC	64,422	131,636
*	Mitchells & Butlers PLC	97,664	331,986
	MJ Gleeson PLC	12,130	37,942
	Mondi PLC	93,545	966,456
	MONY Group PLC	282,852	687,152
	Moonpig Group PLC	156,112	452,849
	Morgan Sindall Group PLC	28,698	1,835,089

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mortgage Advice Bureau Holdings Ltd.	14,915	$107,523
	National Grid PLC (NG LN)	192,772	3,450,730
	National Grid PLC (NGG US), Sponsored ADR	52,317	4,684,464
	NatWest Group PLC (NWG LN)	1,236,363	9,861,072
	NCC Group PLC	99,546	161,815
	Next 15 Group PLC	18,294	59,450
	Next PLC	29,404	5,189,468
	Ninety One PLC	97,363	285,721
	Norcros PLC	9,229	35,317
Ω	On the Beach Group PLC	51,184	113,969
	OSB Group PLC	217,602	1,564,287
*	Oxford Nanopore Technologies PLC	19,057	29,109
	Pagegroup PLC	158,605	289,168
	Paragon Banking Group PLC	92,530	942,388
#	PayPoint PLC	30,097	260,401
	Pearson PLC (PSON LN)	176,687	2,607,364
	Pennon Group PLC	161,039	1,204,610
	Persimmon PLC	84,811	1,222,930
	Pets at Home Group PLC	147,110	361,551
	Playtech PLC	78,683	389,718
	Plus500 Ltd.	60,436	3,671,101
	Polar Capital Holdings PLC	50,571	471,333
	Pollen Street Group Ltd.	11,766	136,072
	Porvair PLC	5,022	49,375
	PPHE Hotel Group Ltd.	2,869	58,888
	Premier Foods PLC	261,806	701,744
	Prudential PLC (PRU LN)	262,968	3,962,806
#	Prudential PLC (PUK US), ADR	162,492	4,912,133
*	PureTech Health PLC (PRTC LN)	60,519	104,823
	PZ Cussons PLC	138,164	143,220
	QinetiQ Group PLC	157,582	954,946
Ω	Quilter PLC	683,313	1,706,298
	Rank Group PLC	29,104	37,802
	Rathbones Group PLC	16,245	434,147
	Reach PLC	285,900	226,383
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reckitt Benckiser Group PLC	142,029	$9,037,101
	Record PLC	47,908	36,417
	RELX PLC (REL LN)	28,808	1,050,522
#	RELX PLC (RELX US), Sponsored ADR	397,933	14,560,361
	RELX PLC (REN NA)	26,000	951,964
	Renew Holdings PLC	34,215	424,311
	Rentokil Initial PLC RTO LN	193,789	1,306,478
#	Rentokil Initial PLC RTO US, Sponsored ADR	17,513	593,165
	Rightmove PLC	634,492	3,743,810
#	Rio Tinto PLC (RIO US), Sponsored ADR	15,818	1,589,393
*	RM PLC	462	627
*	Robert Walters PLC	20,287	26,172
	Rolls-Royce Holdings PLC	1,212,577	19,512,252
	Rotork PLC	324,537	1,364,184
	RS Group PLC	200,906	1,650,326
	S&U PLC	2,061	53,367
Ω	Sabre Insurance Group PLC	32,167	66,435
	Sage Group PLC	207,653	2,476,602
	Savills PLC	69,931	788,763
	Schroders PLC	99,139	780,617
	Secure Trust Bank PLC	6,910	117,934
	Senior PLC	68,446	266,663
	Severn Trent PLC	100,411	4,463,648
	Smith & Nephew PLC (SN LN)	61,518	951,918
#	Smith & Nephew PLC (SNN US), Sponsored ADR	60,910	1,883,946
	Smiths Group PLC	79,771	2,754,144
	Smiths News PLC	118,807	109,529
	Softcat PLC	70,097	1,316,153
	Speedy Hire PLC	328,894	88,727
	Spirax Group PLC	12,940	1,262,908
Ω	Spire Healthcare Group PLC	113,450	251,201
	SSE PLC	123,896	4,436,017
	SSP Group PLC	95,809	207,317
	St. James's Place PLC	514,006	8,487,220
	Standard Chartered PLC	310,131	7,897,431
	Standard Life PLC	252,684	2,599,636
	SThree PLC	22,084	50,644

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sunbelt Rentals Holdings, Inc.	77,699	$5,840,166
	Tatton Asset Management PLC	10,566	89,094
	Taylor Wimpey PLC	596,459	630,932
	TBC Bank Group PLC	4,903	324,643
*	Team Internet Group PLC	9,711	4,308
	Telecom Plus PLC	53,796	859,783
	Tesco PLC	2,227,496	14,592,428
	Topps Tiles PLC	59,757	29,807
	TP ICAP Group PLC	264,848	1,138,252
*Ω	Trainline PLC	59,518	190,783
	Travis Perkins PLC	115,896	822,839
	Treatt PLC	6,521	26,684
	Tribal Group PLC	2,667	1,827
	Trifast PLC	41,274	35,193
*	TT Electronics PLC	75,625	122,757
#	Unilever PLC UL US, Sponsored ADR	362,238	21,364,797
	Unilever PLC ULVRL IX	28,864	1,683,208
	Unilever PLC UNA NA	51,218	2,999,377
	United Utilities Group PLC	261,393	5,183,996
*	Vanquis Banking Group PLC	67,693	101,957
	Vertu Motors PLC	143,701	125,789
	Vesuvius PLC	7,286	43,893
	Victorian Plumbing Group PLC	53,102	59,722
*	Vistry Group PLC	331,902	1,481,326
	Volex PLC	42,357	345,704
	Volution Group PLC	59,081	495,450
#	WAG Payment Solutions PLC	26,696	41,835
*Ω	Watches of Switzerland Group PLC	82,852	579,874
*	Watkin Jones PLC	37,675	11,576
	Weir Group PLC	50,360	1,825,314
	WH Smith PLC	51,198	359,656
	Whitbread PLC	27,543	837,250
	Wickes Group PLC	128,564	349,424
	Wilmington PLC	17,193	54,661
*	Wise PLC, Class A	86,745	1,240,569
*	Xaar PLC	35,422	67,167
*	XP Power Ltd.	1,496	35,676
	XPS Pensions Group PLC	80,171	330,476
		Shares	Value»
UNITED KINGDOM — (Continued)
	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,445	$36,047
	Young & Co.'s Brewery PLC (YNGN LN)	1,593	13,873
	Zegona Communications PLC	31,377	749,057
	Zigup PLC	103,961	568,875
	Zotefoams PLC	14,752	78,716
TOTAL UNITED KINGDOM			524,108,848
UNITED STATES — (0.2%)
*	Coeur Mining, Inc. CDE CN	217,817	3,912,640
*	Coeur Mining, Inc. CDE US	31,626	568,319
	International Paper Co.	60,474	1,890,024
*	James Hardie Industries PLC (JHX AU), CDI	101,867	2,173,334
#*	Keel Infrastructure Corp. KEEL US	173,791	526,587
	Sunococorp LLC	24,281	1,619,043
TOTAL UNITED STATES			10,689,947
TOTAL COMMON STOCKS			4,342,380,617
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 5.549%	11,307	1,031,767
#	Dr. Ing hc F Porsche AG, 5.619%	4,598	223,283
	Draegerwerk AG & Co. KGaA, 2.263%	3,515	371,455
	Einhell Germany AG, 1.976%	1,437	128,954
	FUCHS SE, 2.913%	54,384	2,561,830
	Henkel AG & Co. KGaA, 3.334%	35,192	2,560,851
	Jungheinrich AG, 3.118%	21,609	651,053
	Porsche Automobil Holding SE, 6.171%	44,541	1,620,675
	Sartorius AG, 0.342%	5,542	1,415,849

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Sixt SE, 4.610%	10,220	$702,478
	STO SE & Co. KGaA, 3.245%	1,373	165,697
	Villeroy & Boch AG, 5.187%	866	17,816
	Volkswagen AG, 7.359%	55,707	5,649,148
TOTAL GERMANY			17,100,856
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
ISRAEL — (0.0%)
*	Baran Group Ltd. Rights 05/08/2026	13	6
		Shares	Value»

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	$0
SPAIN — (0.0%)
*	Deoleo SA Rights 05/27/2026	62,331	0
TOTAL RIGHTS/WARRANTS			6
TOTAL INVESTMENT SECURITIES (Cost $2,478,506,998)			4,359,481,479

			Value†
SECURITIES LENDING COLLATERAL — (5.9%)
@§	The DFA Short Term Investment Fund	23,772,389	274,927,684
TOTAL INVESTMENTS — (100.0%)
(Cost $2,753,447,631)			$4,634,409,163
As of April 30, 2026, the value of Rule 144A securities amounted to $79,121,030 or 1.8% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$426,603	$217,177,062	$7,271	$217,610,936
Austria	—	21,343,126	—	21,343,126
Belgium	3,305,112	35,661,054	—	38,966,166
Canada	508,501,898	24,403	2,197	508,528,498
China	743,963	—	—	743,963
Denmark	—	108,295,806	—	108,295,806
Finland	52,786	94,387,668	—	94,440,454
France	—	340,227,548	—	340,227,548
Germany	4,762,845	303,802,706	—	308,565,551
Hong Kong	—	41,308,175	2,110	41,310,285
Ireland	—	25,924,865	—	25,924,865
Israel	5,698,565	47,816,324	—	53,514,889
Italy	6,119,359	122,163,673	—	128,283,032
Japan	1,340,237	866,134,950	—	867,475,187
Netherlands	98,970,657	157,059,576	—	256,030,233
New Zealand	25,124	11,867,693	—	11,892,817
Norway	969,404	37,944,465	—	38,913,869
Portugal	—	13,725,518	—	13,725,518
Singapore	—	43,327,510	—	43,327,510
Spain	1,158,734	143,578,639	—	144,737,373
Sweden	546,917	162,880,636	—	163,427,553

International Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$55,544,011	$324,752,632	—	$380,296,643
United Kingdom	111,618,173	412,490,675	—	524,108,848
United States	6,626,589	4,063,358	—	10,689,947
Preferred Stocks
Germany	—	17,100,856	—	17,100,856
Rights/Warrants
Canada	—	—	—	—
Israel	—	6	—	6
Italy	—	—	—	—
Spain	—	—	—	—
Securities Lending Collateral	—	274,927,684	—	274,927,684
Total Investments in Securities	$806,410,977	$3,827,986,608	$11,578˂˃	$4,634,409,163

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (3.4%)
*	Allianca Saude e Participacoes SA	2,000	$1,200
	Allied Tecnologia SA	18,800	23,729
	Allos SA	46,200	285,963
*	Allpark Empreendimentos Participacoes e Servicos SA	5,900	5,052
	Alupar Investimento SA	52,236	363,937
#	Ambev SA (ABEV US), ADR	220,998	645,314
	Ambev SA (ABEV3 BZ)	9,200	26,958
	Anima Holding SA	46,900	37,601
	Armac Locacao Logistica E Servicos SA	13,600	13,101
	Auren Energia SA	20,135	56,480
	Axia Energia SA	46,749	585,802
	Azzas 2154 SA	5,102	22,276
	B3 SA - Brasil Bolsa Balcao	568,053	2,068,338
	Banco Bradesco SA (BBDC3 BZ)	100,783	340,299
	Banco do Brasil SA	182,787	819,843
	Banco Santander Brasil SA	308,220	1,807,567
	BB Seguridade Participacoes SA	101,154	692,091
	Bemobi Mobile Tech SA	13,617	72,048
*	Blau Farmaceutica SA	16,120	32,651
	Boa Safra Sementes SA	10,905	15,394
	BR Advisory Partners Participacoes SA	4,400	16,394
	Brisanet Servicos de Telecomunicacoes SA	21,500	12,982
	C&A Modas SA	42,650	97,500
	Caixa Seguridade Participacoes SA	51,588	188,462
	Camil Alimentos SA	17,466	22,398
*	Cia Brasileira de Aluminio	33,667	72,001
		Shares	Value»
BRAZIL — (Continued)
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	5,238	$176,154
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	115,245	771,512
	Cia de Saneamento de Minas Gerais Copasa MG	40,100	437,619
	Cia De Sanena Do Parana (SAPR11 BZ)	39,700	325,021
	Cia De Sanena Do Parana (SAPR3 BZ)	21,300	40,133
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	11,964	30,149
	Cia Energetica de Minas Gerais (CMIG3 BZ)	107,341	364,393
	Cia Paranaense de Energia - Copel CPLE3 BZ	518,501	1,664,883
*	CM Hospitalar SA	36,300	9,970
	Cogna Educacao SA	696,163	390,834
	CPFL Energia SA	36,995	365,557
	Cruzeiro do Sul Educacional SA	22,000	23,902
	CSU Digital SA	3,600	13,050
	Cury Construtora e Incorporadora SA	70,816	429,890
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	106,577	505,572
Ω	Desktop SA	13,800	51,278
	Dexco SA	125,393	131,931
*	Diagnosticos da America SA	60,479	41,282
	Dimed SA Distribuidora da Medicamentos	22,448	61,517
	Direcional Engenharia SA	65,325	169,519
	EcoRodovias Infraestrutura e Logistica SA	106,940	189,830

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Embraer SA	158,074	$2,459,312
	Empreendimentos Pague Menos SA PGMN3 BZ	64,562	72,492
	Energisa SA	95,789	1,021,765
	Engie Brasil Energia SA	64,254	458,179
	Equatorial SA	160,897	1,375,088
	Even Construtora e Incorporadora SA	44,580	56,087
	Ez Tec Empreendimentos e Participacoes SA	51,111	143,988
	Fleury SA	79,367	257,730
	Fras-Le SA	12,652	55,240
	Gerdau SA, Sponsored ADR	55,511	253,685
Ω	GPS Participacoes e Empreendimentos SA	55,969	170,446
	Grendene SA	41,217	36,458
	Grupo Mateus SA	96,585	84,652
	Grupo Multi SA	40,300	12,777
	Grupo SBF SA	33,476	74,499
	Guararapes Confeccoes SA	19,565	37,891
*Ω	Hapvida Participacoes e Investimentos SA	70,426	176,214
	Hospital Mater Dei SA	9,133	10,587
	Hypera SA HYPE3 BZ	71,622	325,870
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	16,700	48,126
	Iochpe Maxion SA	22,800	43,511
	Irani Papel e Embalagem SA	33,400	52,611
*	IRB-Brasil Resseguros SA	18,102	195,576
	JHSF Participacoes SA	91,696	232,397
	JSL SA	14,248	20,314
	Kepler Weber SA	41,740	65,580
	Klabin SA	433,971	1,531,930
	Lavvi Empreendimentos Imobiliarios SA	12,800	33,733
	Localiza Rent a Car SA	106,530	987,680
*	Log-in Logistica Intermodal SA	6,000	37,441
*	Lojas Quero-Quero SA	65,757	23,903
	Lojas Renner SA	209,643	575,779
Ω	LWSA SA	82,971	63,504
		Shares	Value»
BRAZIL — (Continued)
	M Dias Branco SA	14,332	$67,958
	Magazine Luiza SA	64,431	107,085
	Mahle Metal Leve SA	1,700	11,690
	Marcopolo SA	50,160	65,235
*Ω	Meliuz SA	30,900	25,460
	Melnick Even Desenvolvimento Imobiliario SA	16,200	11,025
	Mills Locacao Servicos e Logistica SA	41,800	107,290
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	28,300	21,146
	Motiva Infraestrutura de Mobilidade SA	305,757	987,946
	Moura Dubeux Engenharia SA	12,407	75,643
	Movida Participacoes SA MOVI3 BZ	69,411	170,170
*	Movida Participacoes SA MOVI9 BZ	13,135	32,043
*	MRV Engenharia e Participacoes SA	111,580	155,930
	Multiplan Empreendimentos Imobiliarios SA	12,106	77,548
*	Natura Cosmeticos SA	145,248	298,897
*	Oceanpact Servicos Maritimos SA	15,900	33,169
	Odontoprev SA	106,697	328,593
	Plano & Plano Desenvolvimento Imobiliario SA	12,079	24,857
	Porto Seguro SA	92,118	926,240
	Positivo Tecnologia SA	30,352	25,744
	Profarma Distribuidora de Produtos Farmaceuticos SA	5,300	8,498
	Qualicorp Consultoria e Corretora de Seguros SA	72,400	26,171
	Raia Drogasil SA	370,533	1,641,725
Ω	Rede D'Or Sao Luiz SA	56,712	439,440
	Romi SA	17,940	24,817
	Rumo SA	22,700	72,109
	Sendas Distribuidora SA (ASAI US), ADR	1,892	17,142
	Sendas Distribuidora SA (ASAI3 BZ)	415,653	742,867
Ω	Ser Educacional SA	18,800	48,255
	Simpar SA SIMH3 BZ	50,675	112,776
*	Simpar SA SIMH9 BZ	21,127	47,017

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Smartfit Escola de Ginastica e Danca SA	24,637	$85,925
	Suzano SA (SUZB3 BZ)	124,959	1,106,305
	SYN prop e tech SA	20,226	16,175
	Tegma Gestao Logistica SA	19,200	123,688
#	Telefonica Brasil SA (VIV US), ADR	18,532	294,103
	Telefonica Brasil SA (VIVT3 BZ)	46,400	367,785
	TIM SA	206,800	1,075,387
	TOTVS SA	66,708	429,201
	Transmissora Alianca de Energia Eletrica SA	80,252	689,106
	Tres Tentos Agroindustrial SA	16,800	56,997
	Trisul SA	52,783	51,911
*	Tupy SA	13,700	38,789
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	46,512	278,607
	Ultrapar Participacoes SA (UGPA3 BZ)	235,566	1,424,299
	Uniao Pet Participacoes SA	37,800	26,107
	Unifique Telecomunicacoes SA	11,684	16,163
	Unipar Carbocloro SA	6,009	72,871
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,379	101,120
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,110	105,650
	Veste SA Estilo	4,700	3,379
	Vibra Energia SA	554,652	3,729,939
	Vivara Participacoes SA	29,900	155,846
	Vulcabras SA	15,690	50,000
	WEG SA	166,778	1,510,897
	YDUQS Participacoes SA	48,164	95,904
TOTAL BRAZIL			44,155,062
		Shares	Value»
CHILE — (0.6%)
	Administradora de Fondos de Pensiones Habitat SA	6,424	$10,066
	Aguas Andinas SA, Class A	689,304	260,834
	Banco de Chile (BCH US), ADR	19,622	743,079
	Banco de Chile (CHILE CI)	1,082,723	202,969
	Banco de Credito e Inversiones SA	8,629	583,060
	Banco Itau Chile SA	12,508	255,773
#	Banco Santander Chile (BSAC US), ADR	7,781	248,836
	Banco Santander Chile (BSAN CI)	4,731,162	378,310
	Besalco SA	118,298	165,915
	BICECORP SA	290,414	130,068
	Camanchaca SA	228,863	21,548
*	CAP SA	5,893	45,942
	Cencosud SA	152,357	385,206
	Cencosud Shopping SA	80,676	244,590
	Cia Cervecerias Unidas SA (CCU CI)	24,702	140,008
	Embotelladora Andina SA, ADR, Class B	10,551	297,644
	Empresa Nacional de Telecomunicaciones SA	39,535	156,416
	Empresas CMPC SA	230,620	286,055
	Empresas Copec SA	21,619	151,437
*	Empresas Hites SA	172,193	25,634
	Enel Americas SA (ENELAM CI)	1,117,182	104,293
	Enel Chile SA (ENELCHIL CI)	1,695,798	152,277
	Falabella SA	36,318	219,972
	Forus SA	22,023	53,894
	Instituto de Diagnostico SA	1,465	4,330
	Inversiones Aguas Metropolitanas SA	121,480	132,306
	Inversiones La Construccion SA	6,845	159,598
*	Masisa SA	657,534	9,865
*	Multiexport Foods SA	74,232	28,838
	Parque Arauco SA	108,099	482,944
	PAZ Corp. SA	19,614	17,936
	Plaza SA	83,322	413,911
	Ripley Corp. SA	177,743	75,162
	Salfacorp SA	180,426	280,300

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Sigdo Koppers SA	84,902	$160,404
	SMU SA	812,541	123,162
	Sociedad Matriz SAAM SA	1,197,624	195,653
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,242	483,155
	SONDA SA	176,889	57,047
	Vina Concha y Toro SA	49,426	48,558
TOTAL CHILE			7,936,995
CHINA — (24.8%)
*	263 Network Communications Co. Ltd., Class A	24,200	24,240
	360 Security Technology, Inc., Class A	41,400	67,983
#	361 Degrees International Ltd.	278,000	193,212
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	23,800	75,197
Ω	3SBio, Inc.	347,000	1,037,924
*	ABA Chemicals Corp., Class A	20,700	18,105
	Accelink Technologies Co. Ltd., Class A	3,200	68,127
*	ADAMA Ltd., Class A	25,800	25,811
*	Addsino Co. Ltd., Class A	20,500	73,747
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,310	72,774
	Advanced Technology & Materials Co. Ltd., Class A	17,320	54,604
*	AECC Aero Science & Technology Co. Ltd., Class A	9,500	51,819
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	59,581
	AECC Aviation Power Co. Ltd., Class A	11,400	77,373
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	27,891
		Shares	Value»
CHINA — (Continued)
#*	Agile Group Holdings Ltd.	376,000	$11,598
*	Agora, Inc., ADR	14,112	49,956
	Agricultural Bank of China Ltd., Class H	1,584,000	1,235,676
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	121,907
#*Ω	AInnovation Technology Group Co. Ltd., Class H	49,500	23,950
	Aisino Corp., Class A	33,000	40,719
	Ajisen China Holdings Ltd.	95,000	12,030
Ω	AK Medical Holdings Ltd.	78,000	63,032
#*Ω	Akeso, Inc.	3,000	52,626
	Alibaba Group Holding Ltd. (9988 HK)	1,015,500	16,736,465
#*	Alibaba Health Information Technology Ltd.	70,000	39,561
	All Winner Technology Co. Ltd., Class A	5,304	27,990
	Allmed Medical Products Co. Ltd., Class A	14,300	28,887
*	Alpha Group, Class A	24,400	29,838
*	Amlogic Shanghai Co. Ltd., Class A	3,216	50,119
	Amoy Diagnostics Co. Ltd., Class A	7,380	21,891
	Amrita Global Development Ltd.	50,000	3,830
	Andon Health Co. Ltd., Class A	4,000	43,163
Ω	Angelalign Technology, Inc.	1,400	15,992
	Anhui Anfu Battery Technology Co. Ltd., Class A	4,640	28,416
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	47,676
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	42,631
#	Anhui Expressway Co. Ltd., Class H	88,000	178,432
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,668	42,825

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Gujing Distillery Co. Ltd., Class A	3,500	$54,965
	Anhui Heli Co. Ltd., Class A	15,200	40,209
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	61,342
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	26,215
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	8,700	60,485
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	46,806
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	24,191
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	39,800	66,337
	Anhui Xinhua Media Co. Ltd., Class A	24,800	21,930
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	47,349
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,100	33,604
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,808	66,682
	Anjoy Foods Group Co. Ltd., Class A	4,800	77,059
	Anker Innovations Technology Co. Ltd., Class A	3,120	57,493
	ANTA Sports Products Ltd.	263,800	2,763,575
	Anton Oilfield Services Group	1,062,000	142,657
	Aotecar New Energy Technology Group Co. Ltd., Class A	45,000	19,130
*	ApicHope Pharmaceutical Group Co. Ltd.	5,600	34,052
	APT Medical, Inc., Class A	849	29,562
		Shares	Value»
CHINA — (Continued)
	Arctech Solar Holding Co. Ltd., Class A	3,506	$20,881
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,900	86,635
#Ω	AsiaInfo Technologies Ltd.	97,200	69,920
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,700	31,547
	Aurisco Pharmaceutical Co. Ltd., Class A	6,200	20,564
	Autel Intelligent Technology Corp. Ltd., Class A	8,921	44,488
	Autobio Diagnostics Co. Ltd., Class A	8,800	43,171
	Autohome, Inc., ADR	12,853	239,451
	Avary Holding Shenzhen Co. Ltd., Class A	15,700	167,490
	AviChina Industry & Technology Co. Ltd., Class H	736,000	324,232
	Avicopter PLC, Class A	8,800	40,258
*	BAIC Foton Motor Co. Ltd., Class A	67,300	34,846
*Ω	BAIC Motor Corp. Ltd., Class H	511,500	91,228
*	Baidu, Inc. (9888 HK), Class A	182,200	2,877,121
#*	Baidu, Inc. (BIDU US), Sponsored ADR	6,728	851,294
*Ω	Bairong, Inc.	97,000	87,134
	Bank of Beijing Co. Ltd., Class A	182,900	141,746
	Bank of Changsha Co. Ltd., Class A	58,200	84,981
	Bank of Chengdu Co. Ltd., Class A	46,900	131,517
	Bank of China Ltd., Class H	4,213,000	2,735,752
	Bank of Chongqing Co. Ltd., Class H	300,500	319,539
	Bank of Communications Co. Ltd., Class H	958,000	876,268
	Bank of Guiyang Co. Ltd., Class A	65,936	58,063

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Hangzhou Co. Ltd., Class A	76,900	$195,847
	Bank of Jiangsu Co. Ltd., Class A	173,880	287,180
	Bank of Nanjing Co. Ltd., Class A	114,522	196,898
	Bank of Ningbo Co. Ltd., Class A	61,758	300,125
Ω	Bank of Qingdao Co. Ltd., Class H	303,500	199,708
	Bank of Shanghai Co. Ltd., Class A	122,600	168,208
	Bank of Suzhou Co. Ltd., Class A	33,130	41,306
	Bank of Xi'an Co. Ltd., Class A	53,300	28,800
Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	6,261
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	14,700	32,419
	Baoji Titanium Industry Co. Ltd., Class A	6,000	29,439
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	17,013
	Baowu Magnesium Technology Co. Ltd., Class A	16,940	39,119
	Baoye Group Co. Ltd., Class H	66,000	33,404
*	Baozun, Inc. (BZUN US), Sponsored ADR	13,006	35,376
*	Be Friends Holding Ltd.	198,000	18,226
	Bear Electric Appliance Co. Ltd., Class A	5,800	35,140
	Befar Group Co. Ltd., Class A	28,200	22,130
	Beibuwan Port Co. Ltd., Class A	31,000	52,526
	Beijing Balance Medical Technology Co. Ltd., Class A	1,204	17,070
*	Beijing BDStar Navigation Co. Ltd., Class A	5,000	30,042
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	14,954
		Shares	Value»
CHINA — (Continued)
*	Beijing Capital Development Co. Ltd., Class A	56,800	$37,868
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	80,870	36,249
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	17,750	23,928
	Beijing CTJ Information Technology Co. Ltd., Class A	3,580	10,846
	Beijing Dahao Technology Corp. Ltd., Class A	7,300	17,603
	Beijing Easpring Material Technology Co. Ltd., Class A	3,621	33,874
*	Beijing eGOVA Co. Ltd., Class A	9,200	17,965
	Beijing Energy International Holding Co. Ltd.	174,800	23,680
	Beijing Enlight Media Co. Ltd., Class A	21,700	47,157
	Beijing Enterprises Holdings Ltd.	136,000	538,622
	Beijing Enterprises Water Group Ltd.	1,096,000	387,224
	Beijing Fengjing Automotive Parts Co. Ltd.	42,700	24,648
	Beijing Gehua CATV Network Co. Ltd., Class A	23,000	26,971
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	28,263
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	907	46,672
	Beijing Jetsen Technology Co. Ltd., Class A	107,200	88,161
	Beijing Kingsoft Office Software, Inc., Class A	1,868	69,173
*	Beijing Leike Defense Technology Co. Ltd., Class A	12,300	23,995

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing North Star Co. Ltd., Class H	198,000	$21,095
	Beijing Oriental Jicheng Co. Ltd., Class A	3,101	12,015
	Beijing Roborock Technology Co. Ltd., Class A	1,626	27,654
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	14,197
	Beijing Shiji Information Technology Co. Ltd., Class A	21,770	32,370
	Beijing Sifang Automation Co. Ltd., Class A	9,500	78,416
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	18,327
*	Beijing Sojo Electric Co. Ltd., Class A	21,800	50,636
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	19,562
	Beijing Strong Biotechnologies, Inc., Class A	12,600	23,430
	Beijing Teamsun Technology Co. Ltd., Class A	8,100	26,224
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	15,376
	Beijing Tiantan Biological Products Corp. Ltd., Class A	7,200	15,048
	Beijing Tong Ren Tang Co. Ltd., Class A	12,600	51,227
	Beijing Ultrapower Software Co. Ltd., Class A	48,101	68,751
	Beijing United Information Technology Co. Ltd., Class A	26,772	106,762
		Shares	Value»
CHINA — (Continued)
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	$5,955
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,400	28,347
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,373	13,697
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	29,196
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	1,700	13,212
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	36,443
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	151,400	108,669
*	BeOne Medicines Ltd., Class H	18,000	408,585
*	BeOne Medicines Ltd. (BGNE US), ADR	1,982	585,225
	Bestore Co. Ltd., Class A	14,500	23,576
*	Bestway Marine & Energy Technology Co. Ltd., Class A	13,500	16,182
	Bethel Automotive Safety Systems Co. Ltd., Class A	3,860	26,094
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	32,864
	Beyondsoft Corp., Class A	19,400	29,888
*	BGI Genomics Co. Ltd., Class A	3,200	18,761
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	45,639
*	Bilibili, Inc., Class Z	31,540	693,065
	Binhai Investment Co. Ltd.	48,774	7,350
	Binjiang Service Group Co. Ltd.	5,000	14,943
	Black Peony Group Co. Ltd., Class A	20,700	33,615

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Blue Moon Group Holdings Ltd.	244,500	$99,193
*	Blue Sail Medical Co. Ltd., Class A	24,900	27,104
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	37,380	94,230
	Bluestar Adisseo Co., Class A	9,500	18,499
Ω	BOC Aviation Ltd.	78,100	801,957
	BOC International China Co. Ltd., Class A	18,500	33,778
*	BOE HC SemiTek Corp.	23,000	40,918
	BOE Varitronix Ltd.	97,000	53,017
*	Bohai Leasing Co. Ltd., Class A	149,500	102,778
*	Bomin Electronics Co. Ltd., Class A	17,400	39,705
	Bosideng International Holdings Ltd.	1,644,000	899,659
	Brilliance China Automotive Holdings Ltd.	716,000	249,859
	Bros Eastern Co. Ltd., Class A	27,900	37,977
*	B-Soft Co. Ltd., Class A	32,770	21,229
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	21,800	49,514
	BXN Holding Co. Ltd., Class A	22,100	13,483
	BYD Co. Ltd., Class H	192,000	2,554,016
#	BYD Electronic International Co. Ltd.	259,000	885,094
	By-health Co. Ltd., Class A	27,500	42,367
*	C C Land Holdings Ltd.	321,000	49,200
#	C&D International Investment Group Ltd.	260,332	495,197
	C&D Property Management Group Co. Ltd.	252,000	90,349
	Cabbeen Fashion Ltd.	40,000	6,674
	Caitong Securities Co. Ltd., Class A	53,950	65,494
		Shares	Value»
CHINA — (Continued)
*	Cambricon Technologies Corp. Ltd., Class A	279	$70,173
	Camel Group Co. Ltd., Class A	14,900	21,761
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	43,500
	Canmax Technologies Co. Ltd., Class A	11,570	187,937
	Canny Elevator Co. Ltd., Class A	12,500	11,291
	Castech, Inc., Class A	10,560	134,398
	CECEP Solar Energy Co. Ltd., Class A	83,300	60,963
	CECEP Wind-Power Corp., Class A	260,430	162,860
	Central China Land Media Co. Ltd., Class A	16,200	31,879
*	CETC Chips Technology, Inc., Class A	12,300	29,697
	CETC Cyberspace Security Technology Co. Ltd., Class A	14,300	32,891
	CETC Digital Technology Co. Ltd., Class A	13,230	37,664
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	27,321
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	25,563
Ω	CGN Power Co. Ltd., Class H	1,812,000	807,354
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	15,836
	Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	27,453
	Changchun UP Optotech Co. Ltd., Class A	5,900	52,812
	Changhong Meiling Co. Ltd., Class A	16,000	13,286
	Changjiang Publishing & Media Co. Ltd., Class A	37,400	47,185

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changzhou Qianhong Biopharma Co. Ltd., Class A	28,400	$29,222
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	45,634
*	Chanjet Information Technology Co. Ltd., Class H	26,100	21,764
	Chaozhou Three-Circle Group Co. Ltd., Class A	9,500	120,557
Ω	Cheerwin Group Ltd.	105,500	33,535
*	Chen Lin Education Group Holdings Ltd.	66,000	10,385
	Cheng De Lolo Co. Ltd., Class A	20,000	26,091
	Chengdu B-Ray Media Co. Ltd., Class A	26,500	19,951
	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	23,030
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	16,372
	Chengdu Galaxy Magnets Co. Ltd., Class A	4,500	20,828
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,600	25,166
	Chengdu Hi-tech Development Co. Ltd., Class A	3,100	30,158
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,300	55,345
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	10,023
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	13,793
	Chengdu Wintrue Holding Co. Ltd., Class A	12,600	28,461
		Shares	Value»
CHINA — (Continued)
	Chengdu Xingrong Environment Co. Ltd., Class A	27,000	$27,301
	Chenguang Biotech Group Co. Ltd., Class A	10,000	16,919
*	Chengxin Lithium Group Co. Ltd., Class A	3,500	30,697
	Chengzhi Co. Ltd., Class A	35,500	65,562
	Chervon Holdings Ltd.	13,500	28,071
	Chifeng Jilong Gold Mining Co. Ltd., Class A	9,400	52,791
*	China Agriculture Development Seed Group Co. Ltd., Class A	23,500	24,472
	China Aircraft Leasing Group Holdings Ltd.	122,587	60,537
*	China Aluminum International Engineering Corp. Ltd., Class H	99,000	32,944
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	36,896
	China Baoan Group Co. Ltd., Class A	12,700	16,142
	China Bester Group Telecom Co. Ltd., Class A	6,370	26,481
*Ω	China Bohai Bank Co. Ltd., Class H	531,500	60,357
	China CAMC Engineering Co. Ltd., Class A	19,900	29,555
	China CITIC Bank Corp. Ltd., Class H	1,258,000	1,319,264
	China Communications Services Corp. Ltd., Class H	630,000	346,564
*	China Conch Environment Protection Holdings Ltd.	330,500	20,147
	China Conch Venture Holdings Ltd.	180,000	279,099

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Construction Bank Corp., Class H	6,051,000	$6,830,363
	China CSSC Holdings Ltd., Class A	12,700	77,784
	China CYTS Tours Holding Co. Ltd., Class A	14,200	18,770
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	134,475
	China Design Group Co. Ltd., Class A	16,900	18,643
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	163,721
	China Dongxiang Group Co. Ltd.	557,000	29,633
Ω	China East Education Holdings Ltd.	82,000	55,590
	China Electronics Huada Technology Co. Ltd.	214,000	30,464
*	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	18,724
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	828,000	137,148
	China Everbright Bank Co. Ltd., Class H	693,000	274,688
	China Everbright Ltd.	284,000	227,735
*	China Express Airlines Co. Ltd., Class A	16,900	19,680
	China Film Group Co. Ltd., Class A	17,100	34,594
*	China First Heavy Industries Co. Ltd., Class A	89,100	59,427
	China Foods Ltd.	188,000	89,204
	China Galaxy Securities Co. Ltd., Class H	924,000	985,253
#	China Gas Holdings Ltd.	636,098	590,045
	China Gold International Resources Corp. Ltd. (2099 HK)	56,100	1,205,047
		Shares	Value»
CHINA — (Continued)
	China Great Wall Securities Co. Ltd., Class A	30,800	$40,234
*	China Greatwall Technology Group Co. Ltd., Class A	10,900	31,627
	China Haisum Engineering Co. Ltd., Class A	13,300	19,026
*	China Harmony Auto Holding Ltd.	245,500	31,283
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	18,105
#*	China High Speed Transmission Equipment Group Co. Ltd.	57,000	14,191
Ω	China International Capital Corp. Ltd., Class H	337,200	880,325
	China International Marine Containers Group Co. Ltd., Class H	215,490	296,776
	China Isotope & Radiation Corp., Class H	15,600	37,673
	China Jinmao Holdings Group Ltd.	1,248,888	266,472
	China Jushi Co. Ltd., Class A	27,971	141,974
	China Leadshine Technology Co. Ltd., Class A	8,500	54,908
	China Lesso Group Holdings Ltd.	144,000	85,650
	China Lilang Ltd.	145,000	71,069
#*Ω	China Literature Ltd.	48,000	151,815
#	China Medical System Holdings Ltd.	479,000	787,391
	China Meheco Group Co. Ltd., Class A	41,620	63,316
	China Meidong Auto Holdings Ltd.	122,000	14,793
	China Merchants Bank Co. Ltd., Class H	260,000	1,573,659
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	30,800	42,413

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Merchants Land Ltd.	606,000	$20,310
	China Merchants Port Holdings Co. Ltd.	274,846	546,663
Ω	China Merchants Securities Co. Ltd., Class H	66,540	117,184
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	52,700	67,162
	China Minsheng Banking Corp. Ltd., Class H	864,000	394,289
	China National Accord Medicines Corp. Ltd., Class A	15,990	57,512
	China National Chemical Engineering Co. Ltd., Class A	61,400	77,449
	China National Gold Group Gold Jewellery Co. Ltd., Class A	19,900	26,109
	China National Medicines Corp. Ltd., Class A	12,300	51,650
	China National Nuclear Power Co. Ltd., Class A	299,600	394,650
*Ω	China New Higher Education Group Ltd.	186,618	17,670
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	32,401
	China Nonferrous Mining Corp. Ltd.	528,000	918,035
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	128,234
	China Oilfield Services Ltd., Class H	638,000	770,341
#	China Overseas Grand Oceans Group Ltd.	571,638	207,863
	China Overseas Land & Investment Ltd.	594,500	1,021,158
		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	671,000	$2,929,161
	China Petroleum Engineering Corp., Class A	48,700	29,053
	China Publishing & Media Co. Ltd., Class A	22,400	19,282
	China Railway Group Ltd., Class H	707,000	342,740
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	31,319
	China Railway Materials Co. Ltd., Class A	108,000	44,479
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	215,904
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	25,271
*††	China Rare Earth Holdings Ltd.	436,000	14,640
*	China Rare Earth Resources & Technology Co. Ltd., Class A	3,100	24,846
	China Reinsurance Group Corp., Class H	1,874,000	295,502
	China Resources Beer Holdings Co. Ltd.	295,500	1,018,206
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	10,755
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	44,739
	China Resources Gas Group Ltd.	320,000	768,721
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	45,928
	China Resources Land Ltd.	540,500	2,270,928

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Resources Medical Holdings Co. Ltd.	162,500	$59,317
Ω	China Resources Mixc Lifestyle Services Ltd.	230,400	1,391,520
Ω	China Resources Pharmaceutical Group Ltd.	606,000	406,788
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,985	41,696
*	China Ruyi Holdings Ltd.	2,276,000	425,711
	China Science Publishing & Media Ltd., Class A	7,400	27,559
	China Shineway Pharmaceutical Group Ltd.	70,000	86,853
*	China Silver Group Ltd.	494,000	26,355
	China South Publishing & Media Group Co. Ltd., Class A	33,100	55,152
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	40,400	43,793
	China Southern Power Grid Technology Co. Ltd., Class A	4,497	36,333
	China State Construction Engineering Corp. Ltd., Class A	366,183	263,469
	China State Construction International Holdings Ltd.	496,000	576,091
#	China Suntien Green Energy Corp. Ltd., Class H	693,000	340,076
	China Taiping Insurance Holdings Co. Ltd.	468,200	1,338,536
		Shares	Value»
CHINA — (Continued)
	China Testing & Certification International Group Co. Ltd., Class A	12,381	$12,137
	China Tianying, Inc., Class A	55,800	53,459
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	23,600	192,228
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	5,241	50,540
	China TransInfo Technology Co. Ltd., Class A	23,000	30,287
#*	China Travel International Investment Hong Kong Ltd.	264,000	37,949
	China Tungsten & Hightech Materials Co. Ltd., Class A	11,730	100,810
*	China Union Holdings Ltd., Class A	17,000	13,926
*	China Vanke Co. Ltd., Class H	190,504	73,074
	China Vered Financial Holding Corp. Ltd.	158,500	20,225
	China Wafer Level CSP Co. Ltd., Class A	8,900	40,808
	China Water Affairs Group Ltd.	204,000	128,809
	China World Trade Center Co. Ltd., Class A	4,000	12,307
	China Yangtze Power Co. Ltd., Class A	213,697	854,499
	China Yongda Automobiles Services Holdings Ltd.	372,000	48,488
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	31,308
	China Zheshang Bank Co. Ltd., Class H	568,800	177,208
#	Chinasoft International Ltd.	572,000	253,747

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	17,300	$21,049
	Chongqing Brewery Co. Ltd., Class A	6,466	52,153
	Chongqing Changan Automobile Co. Ltd., Class A	47,100	65,791
	Chongqing Chuanyi Automation Co. Ltd., Class A	15,510	44,390
	Chongqing Department Store Co. Ltd., Class A	5,700	17,833
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	63,665	108,316
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	34,773
	Chongqing Gas Group Corp. Ltd., Class A	21,600	16,671
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	124,371
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	639,639
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	9,450	21,027
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	8,500	21,696
#	Chow Tai Fook Jewellery Group Ltd.	218,400	299,390
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,950	81,435
	CIG Shanghai Co. Ltd., Class A	4,700	121,018
	CIMC Enric Holdings Ltd.	154,000	206,697
*	Cinda Real Estate Co. Ltd., Class A	46,000	21,007
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	24,874
		Shares	Value»
CHINA — (Continued)
*	CITIC Guoan Information Industry Co. Ltd., Class A	63,500	$27,702
	CITIC Heavy Industries Co. Ltd., Class A	36,000	32,036
	CITIC Securities Co. Ltd., Class H	175,850	624,343
#*	CMGE Technology Group Ltd.	562,000	20,149
	CMOC Group Ltd., Class H	1,473,000	3,368,003
	CMST Development Co. Ltd., Class A	59,100	45,693
	CNGR Advanced Material Co. Ltd., Class A	10,500	98,629
	CNOOC Energy Technology & Services Ltd., Class A	155,200	100,763
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	41,353
*	COFCO Biotechnology Co. Ltd., Class A	39,000	34,729
*	COL Global Co. Ltd., Class A	6,900	29,276
	Comba Telecom Systems Holdings Ltd.	530,000	103,266
	Concord New Energy Group Ltd.	2,160,000	100,762
	Consun Pharmaceutical Group Ltd.	99,000	205,143
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	2,256,966
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	79,222
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	174,456
	COSCO SHIPPING Ports Ltd.	250,414	174,692
	COSCO SHIPPING Technology Co. Ltd., Class A	8,600	17,913
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	50,857

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CRRC Corp. Ltd., Class H	583,000	$388,078
Ω	CSC Financial Co. Ltd., Class H	97,000	144,301
	CSG Holding Co. Ltd., Class A	66,910	39,516
*	CSG Smart Science&Technology Co. Ltd., Class A	9,900	16,293
	CSPC Pharmaceutical Group Ltd.	1,186,000	1,292,237
	CSSC Hong Kong Shipping Co. Ltd.	542,000	170,837
	CSSC Science & Technology Co. Ltd., Class A	18,300	36,725
	CTS International Logistics Corp. Ltd., Class A	33,000	26,959
*	Cybrid Technologies, Inc., Class A	13,100	26,390
*	Daan Gene Co. Ltd., Class A	29,780	25,257
	Dajin Heavy Industry Co. Ltd., Class A	7,000	86,441
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	31,700	31,897
*	Damai Entertainment Holdings Ltd.	4,630,000	346,564
	Daqin Railway Co. Ltd., Class A	60,100	46,365
	Dashang Co. Ltd., Class A	8,954	23,882
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	22,316	61,193
*	Datang Telecom Technology Co. Ltd., Class A	14,800	18,270
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	61,082
*	Dezhan Healthcare Co. Ltd., Class A	57,500	30,703
	DHC Software Co. Ltd., Class A	17,600	21,319
	Dian Diagnostics Group Co. Ltd., Class A	20,000	56,872
	Digital China Group Co. Ltd., Class A	6,348	35,279
		Shares	Value»
CHINA — (Continued)
#	Digital China Holdings Ltd.	209,000	$53,883
*	Digital China Information Service Group Co. Ltd., Class A	17,500	35,323
	Do-Fluoride New Materials Co. Ltd., Class A	18,400	98,506
	Dong-E-E-Jiao Co. Ltd., Class A	3,700	29,828
#	Dongfang Electric Corp. Ltd., Class H	67,200	336,627
	Dongfang Electronics Co. Ltd., Class A	28,400	54,424
	DongFeng Automobile Co. Ltd., Class A	26,300	25,922
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	20,348
	Dongguan Development Holdings Co. Ltd., Class A	19,700	29,987
	Dongguan Rural Commercial Bank Co. Ltd., Class H	24,000	10,494
	Dongguan Yutong Optical Technology Co. Ltd., Class A	8,379	35,753
	Dongxing Securities Co. Ltd., Class A	33,835	65,680
*	Doushen Beijing Education & Technology, Inc., Class A	19,700	14,731
*	DouYu International Holdings Ltd., ADR	4,502	21,969
*	DPC Dash Ltd.	1,100	7,106
	Dynagreen Environmental Protection Group Co. Ltd., Class H	129,000	105,433
*Ω	East Buy Holding Ltd.	6,000	19,773
	East Money Information Co. Ltd., Class A	63,255	189,323
	Eastcompeace Technology Co. Ltd., Class A	6,900	19,267
	Eastern Communications Co. Ltd., Class A	14,800	36,207

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Easyhome New Retail Group Co. Ltd., Class A	42,600	$16,162
	Ecovacs Robotics Co. Ltd., Class A	4,800	45,976
	Edan Instruments, Inc., Class A	12,500	27,308
	Edifier Technology Co. Ltd., Class A	15,400	25,140
#	EEKA Fashion Holdings Ltd.	64,000	52,420
	Electric Connector Technology Co. Ltd., Class A	4,500	29,711
*††	Elion Energy Co. Ltd., Class A	87,620	898
	ENN Energy Holdings Ltd.	275,400	2,158,946
	Eoptolink Technology, Inc. Ltd., Class A	9,339	722,950
	Era Co. Ltd., Class A	28,400	17,759
	Espressif Systems Shanghai Co. Ltd., Class A	2,303	58,435
	Essex Bio-technology Ltd.	88,000	36,564
*	Estun Automation Co. Ltd., Class A	7,800	25,067
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	79,647
	EVA Precision Industrial Holdings Ltd.	320,000	30,790
	Eve Energy Co. Ltd., Class A	4,500	48,135
	Ever Sunshine Services Group Ltd.	306,000	77,210
Ω	Everbright Securities Co. Ltd., Class H	64,400	66,119
*Ω	Everest Medicines Ltd.	9,000	40,163
	Explosive Co. Ltd., Class A	14,500	23,131
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,992	14,980
	Fangda Carbon New Material Co. Ltd., Class A	44,220	36,819
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	67,735
		Shares	Value»
CHINA — (Continued)
*	Far East Smarter Energy Co. Ltd., Class A	45,000	$112,493
*	Farasis Energy Gan Zhou Co. Ltd., Class A	11,645	23,916
	FAW Jiefang Group Co. Ltd., Class A	30,600	30,212
	FAWER Automotive Parts Co. Ltd., Class A	49,400	36,915
	Fengzhushou Co. Ltd., Class A	4,600	29,918
	Ferrotec Anhui Technology Development Co. Ltd., Class A	2,600	16,502
	Fibocom Wireless, Inc., Class A	11,040	36,478
*	FIH Mobile Ltd.	98,600	316,150
*	Financial Street Holdings Co. Ltd., Class A	51,600	23,972
#	FinVolution Group, ADR	47,031	233,274
	First Capital Securities Co. Ltd., Class A	15,200	17,035
	First Tractor Co. Ltd., Class H	88,000	103,691
	Focus Lightings Tech Co. Ltd., Class A	24,940	32,437
	Focus Media Information Technology Co. Ltd., Class A	149,300	137,701
	Focused Photonics Hangzhou, Inc., Class A	10,000	19,984
	Foryou Corp., Class A	10,500	46,437
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	24,277	137,471
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	12,231
*	Founder Holdings Ltd.	332,000	31,259
	Founder Securities Co. Ltd., Class A	49,800	52,498
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	1,012,957

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Fu Shou Yuan International Group Ltd.	359,000	$121,004
	Fujian Apex Software Co. Ltd., Class A	1,900	9,076
	Fujian Boss Software Development Co. Ltd., Class A	14,940	22,063
	Fujian Fuxin Software Development JSC Ltd., Class A	2,807	32,516
*	Fujian Kuncai Material Technology Co. Ltd., Class A	6,400	31,713
	Fujian Longking Co. Ltd., Class A	16,500	45,090
	Fujian Star-net Communication Co. Ltd., Class A	10,900	42,449
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	12,000	23,868
	Fushun Special Steel Co. Ltd., Class A	23,000	18,438
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,700	23,340
Ω	Ganfeng Lithium Group Co. Ltd., Class H	36,560	393,243
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	62,157
	Gaona Aero Material Co. Ltd., Class A	6,240	17,979
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	95,708
	GCL Energy Technology Co. Ltd., Class A	44,100	114,933
*	GCL New Energy Holdings Ltd.	206,000	23,543
	Geely Automobile Holdings Ltd.	1,291,000	3,839,649
	GEM Co. Ltd., Class A	42,600	57,407
*	Gemdale Corp., Class A	40,500	17,246
#*	Gemdale Properties & Investment Corp. Ltd.	1,966,000	28,834
Ω	Genertec Universal Medical Group Co. Ltd.	16,000	11,879
		Shares	Value»
CHINA — (Continued)
*	Genimous Technology Co. Ltd., Class A	18,400	$19,973
	Geovis Technology Co. Ltd., Class A	6,493	54,097
	Getein Biotech, Inc., Class A	9,212	13,028
	GF Securities Co. Ltd., Class H	260,600	590,812
#Ω	Giant Biogene Holding Co. Ltd.	101,400	393,821
	Giant Network Group Co. Ltd., Class A	11,100	53,469
	Giantec Semiconductor Corp., Class A	2,336	42,802
	GigaDevice Semiconductor, Inc., Class A	2,260	105,041
	Ginlong Technologies Co. Ltd., Class A	5,350	74,549
	Glarun Technology Co. Ltd., Class A	8,900	35,812
*	Global New Material International Holdings Ltd.	45,000	48,698
	GoerTek, Inc., Class A	20,300	73,584
	Goke Microelectronics Co. Ltd., Class A	3,000	78,722
	Goldcard Smart Group Co. Ltd., Class A	5,100	9,806
Ω	Golden Throat Holdings Group Co. Ltd.	49,500	22,408
	Goldenmax International Group Ltd., Class A	9,700	64,167
	Goldpac Group Ltd.	147,000	14,929
#	Goldwind Science & Technology Co. Ltd., Class H	200,156	444,291
	Goneo Group Co. Ltd., Class A	3,248	21,348
	Goodbaby International Holdings Ltd.	121,000	13,687
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,380	69,639
*	Gosuncn Technology Group Co. Ltd., Class A	24,600	19,969
	Gotion High-tech Co. Ltd., Class A	10,400	56,209

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	$31,771
	Great Wall Motor Co. Ltd., Class H	233,500	353,177
	Gree Electric Appliances, Inc. of Zhuhai, Class A	13,417	78,760
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	35,400	51,221
#	Greentown China Holdings Ltd.	388,500	479,849
	Greentown Service Group Co. Ltd.	514,000	301,185
	GRG Banking Equipment Co. Ltd., Class A	19,300	33,040
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	12,242
	Grinm Advanced Materials Co. Ltd., Class A	7,200	29,022
	Guangdong Advertising Group Co. Ltd., Class A	52,400	69,006
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	59,094
	Guangdong Construction Engineering Group Co. Ltd., Class A	91,300	50,454
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,100	36,192
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,300	38,765
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	12,691
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	66,635
	Guangdong Goworld Co. Ltd., Class A	15,000	32,820
		Shares	Value»
CHINA — (Continued)
	Guangdong Guanhao High-Tech Co. Ltd., Class A	9,800	$6,963
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	15,700	23,080
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,136	82,543
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	16,438
*	Guangdong Land Holdings Ltd.	74,112	2,022
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	7,600	20,962
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	89,535
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	23,300	34,205
	Guangdong South New Media Co. Ltd., Class A	6,900	38,466
*	Guangdong TCL Smart Home Appliances Co. Ltd.	22,200	31,114
	Guangdong Vanward New Electric Co. Ltd., Class A	17,500	21,184
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	41,658
*	Guangdong Yowant Technology Group Co. Ltd., Class A	42,300	41,723
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	39,621
*	Guanghui Logistics Co. Ltd., Class A	24,500	21,064
	Guangshen Railway Co. Ltd., Class H	236,000	72,147
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,600	139,109

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co. Ltd., Class A	40,000	$56,834
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	23,320
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	112,900	40,737
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,900	21,852
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	108,884
	Guangzhou Baiyun International Airport Co. Ltd., Class A	13,800	17,673
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	145,765
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,700	72,319
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,500	55,633
	Guangzhou Haoyang Electronic Co. Ltd., Class A	1,350	7,399
	Guangzhou KDT Machinery Group Co. Ltd., Class A	8,400	25,141
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	38,078
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	27,611
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,500	46,139
	Guangzhou Sie Consulting Co. Ltd., Class A	6,200	23,036
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,780	104,839
		Shares	Value»
CHINA — (Continued)
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	$29,810
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	60,334
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	16,563
	Guilin Layn Natural Ingredients Corp., Class A	20,000	25,757
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	18,664
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,300	18,656
	Guizhou Tyre Co. Ltd., Class A	35,000	25,838
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	30,918
*	Guizhou Zhenhua E-chem, Inc., Class A	4,330	10,525
*	Guocheng Mining Co. Ltd., Class A	12,400	93,526
*	Guoguang Electric Co. Ltd., Class A	13,500	22,415
	Guomai Technologies, Inc., Class A	11,900	14,538
	Guosen Securities Co. Ltd., Class A	27,640	43,476
Ω	Guotai Haitong Securities Co. Ltd., Class H	315,560	541,464
	Guoyuan Securities Co. Ltd., Class A	20,000	21,586
#	Gushengtang Holdings Ltd.	26,800	101,609
	H World Group Ltd. (1179 HK)	263,700	1,361,517
#Ω	Haidilao International Holding Ltd.	208,000	383,628
	Haier Smart Home Co. Ltd. (600690 C1), Class A	36,800	116,271
	Haier Smart Home Co. Ltd. (6690 HK), Class H	498,799	1,408,835

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hainan Haide Capital Management Co. Ltd., Class A	41,491	$40,537
	Hainan Jinpan Smart Technology Co. Ltd., Class A	3,323	43,225
#*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	34,460
	Hainan Mining Co. Ltd., Class A	20,800	37,403
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	48,930
	Haitian International Holdings Ltd.	173,000	469,374
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	41,416
	Hand Enterprise Solutions Co. Ltd., Class A	12,800	37,454
	Hangcha Group Co. Ltd., Class A	22,947	91,513
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	13,744
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	8,700	20,329
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	44,231
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	160,945
	Hangzhou Dptech Technologies Co. Ltd., Class A	3,100	7,847
	Hangzhou GreatStar Industrial Co. Ltd.	17,400	87,456
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,880	24,797
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,200	19,388
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	33,275
		Shares	Value»
CHINA — (Continued)
	Hangzhou Onechance Tech Corp., Class A	4,960	$25,432
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	73,500
	Hangzhou Robam Appliances Co. Ltd., Class A	11,200	29,443
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	8,200	10,992
	Hangzhou Shunwang Technology Co. Ltd., Class A	14,500	53,936
	Hangzhou Sunrise Technology Co. Ltd., Class A	7,900	16,808
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	23,900	123,702
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,800	40,850
	Han's Laser Technology Industry Group Co. Ltd., Class A	8,500	126,408
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	862,140
	Hanwei Electronics Group Corp., Class A	7,600	48,103
*Ω	Harbin Bank Co. Ltd., Class H	462,000	22,464
	Harbin Boshi Automation Co. Ltd., Class A	20,800	39,096
	Harbin Electric Co. Ltd., Class H	160,000	477,718
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	12,200	26,508
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	74,500	38,599
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	32,463

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	HBIS Resources Co. Ltd., Class A	30,300	$75,099
*Ω	HBM Holdings Ltd.	147,000	244,423
	Health & Happiness H&H International Holdings Ltd.	62,000	113,623
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	9,900	60,057
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	37,775
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	50,418
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	64,436
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	9,900	10,268
	Helens International Holdings Co. Ltd.	10,000	1,385
	Hello Group, Inc., Sponsored ADR	42,768	266,872
	Henan Lingrui Pharmaceutical Co., Class A	21,600	70,730
	Henan Pinggao Electric Co. Ltd., Class A	14,900	48,149
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	36,484
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	30,237
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	58,883
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	24,262
	Hengyi Petrochemical Co. Ltd., Class A	28,034	72,589
	Hesteel Co. Ltd., Class A	100,275	34,292
		Shares	Value»
CHINA — (Continued)
	Hexing Electrical Co. Ltd., Class A	9,100	$38,360
	Hgtech Co. Ltd., Class A	6,800	119,472
*	Hi Sun Technology China Ltd.	693,000	38,613
	Hisense Home Appliances Group Co. Ltd., Class H	110,000	323,815
*	Hitevision Co. Ltd., Class A	7,100	26,869
	Hithink RoyalFlush Information Network Co. Ltd., Class A	6,300	218,013
	HLA Group Corp. Ltd., Class A	30,700	29,737
	HMT Xiamen New Technical Materials Co. Ltd., Class A	2,500	37,391
*	HNA Technology Co. Ltd., Class A	80,800	43,641
*	Homeland Interactive Technology Ltd.	104,000	17,917
	Hongfa Technology Co. Ltd., Class A	20,972	96,020
*	Honghua Group Ltd.	1,048,000	25,771
	Hongli Zhihui Group Co. Ltd., Class A	23,200	26,127
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	58,400	29,561
	Hongta Securities Co. Ltd., Class A	18,800	20,776
#*	Hopson Development Holdings Ltd.	342,846	115,559
	Horizon Construction Development Ltd.	47,000	5,452
	Hoymiles Power Electronics, Inc., Class A	1,130	18,723
	Huaan Securities Co. Ltd., Class A	48,480	39,648
	Huada Automotive Technology Corp. Ltd., Class A	5,500	25,217
	Huadian Heavy Industries Co. Ltd., Class A	37,700	49,134
	Huadong Medicine Co. Ltd., Class A	19,000	93,116

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huafon Chemical Co. Ltd., Class A	51,502	$88,872
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	34,336
*	Huafu Fashion Co. Ltd., Class A	29,500	21,349
*	Huaihe Energy Group Co. Ltd., Class A	68,500	36,270
	Hualan Biological Engineering, Inc., Class A	18,900	39,967
	Huaming Power Equipment Co. Ltd., Class A	12,400	44,641
	Huangshan Novel Co. Ltd., Class A	15,600	25,576
	Huangshan Tourism Development Co. Ltd., Class A	12,700	22,131
	Huapont Life Sciences Co. Ltd., Class A	52,633	38,414
Ω	Huatai Securities Co. Ltd., Class H	247,400	513,364
	Huaxi Securities Co. Ltd., Class A	15,440	19,781
	Huaxia Bank Co. Ltd., Class A	91,008	91,782
	Huayu Automotive Systems Co. Ltd., Class A	23,200	63,454
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,100	19,188
	Hubei Dinglong Co. Ltd., Class A	11,600	106,456
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,050	65,231
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	63,355
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	31,780
	Huishang Bank Corp. Ltd., Class H	60,000	39,433
*Ω	Huitongda Network Co. Ltd., Class H	4,100	3,631
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,900	74,417
		Shares	Value»
CHINA — (Continued)
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	$75,246
	Hunan Aihua Group Co. Ltd., Class A	8,100	23,630
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	26,439
	Hunan Gold Corp. Ltd., Class A	25,610	109,981
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	6,000	11,313
*	Hunan Silver Co. Ltd., Class A	47,998	81,919
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	52,416
	Hunan Valin Steel Co. Ltd., Class A	78,100	53,239
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	20,380
	Hundsun Technologies, Inc., Class A	9,457	37,327
#*	HUTCHMED China Ltd. 13 HK	55,000	149,634
#*	HUTCHMED China Ltd. HCM US, ADR	6,469	86,943
	HUYA, Inc., ADR	25,842	81,144
*Ω	Hygeia Healthcare Holdings Co. Ltd.	85,200	125,428
*	Hytera Communications Corp. Ltd., Class A	16,300	23,817
*	HyUnion Holding Co. Ltd., Class A	18,400	19,731
*	IAT Automobile Technology Co. Ltd., Class A	12,200	17,628
#*Ω	iDreamSky Technology Holdings Ltd.	154,000	8,274
	IEIT Systems Co. Ltd., Class A	7,900	81,195
	Iflytek Co. Ltd., Class A	11,350	79,949
*Ω	IMAX China Holding, Inc.	28,200	27,062
	Imeik Technology Development Co. Ltd., Class A	2,960	49,862

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial & Commercial Bank of China Ltd., Class H	3,697,000	$3,330,813
	Industrial Bank Co. Ltd., Class A	191,400	502,286
	Industrial Securities Co. Ltd., Class A	51,057	45,480
	Infore Environment Technology Group Co. Ltd., Class A	53,600	107,087
#*Ω	Ingdan, Inc.	144,000	38,806
	Ingenic Semiconductor Co. Ltd., Class A	1,600	29,389
*	Inkeverse Group Ltd.	105,000	9,187
	Inmyshow Digital Technology Group Co. Ltd., Class A	41,300	36,180
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	48,867
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	7,400	54,827
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	112,306
*Ω	InnoCare Pharma Ltd., Class H	66,000	116,833
*Ω	Innovent Biologics, Inc.	96,000	1,121,034
*	Insigma Technology Co. Ltd., Class A	25,800	33,260
	Inspur Digital Enterprise Technology Ltd.	196,000	57,010
	Intron Technology Holdings Ltd.	155,000	36,326
#*	iQIYI, Inc., ADR	122,547	144,605
	iRay Group, Class A	2,136	35,894
*	IRICO Display Devices Co. Ltd., Class A	41,900	49,714
*	J&T Global Express Ltd.	202,600	253,683
	Jade Bird Integrated Technologies Co. Ltd.	28,896	51,350
	Jafron Biomedical Co. Ltd., Class A	20,900	58,381
	Jangho Group Co. Ltd., Class A	32,300	45,376
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	40,736
		Shares	Value»
CHINA — (Continued)
	JCET Group Co. Ltd., Class A	11,100	$74,720
*Ω	JD Health International, Inc.	301,200	1,780,058
*Ω	JD Logistics, Inc.	538,700	1,049,167
	JD.com, Inc. (9618 HK), Class A	199,628	3,024,389
#	JD.com, Inc. (JD US), ADR	1,783	54,061
	Jiajiayue Group Co. Ltd., Class A	9,900	15,701
	Jiangling Motors Corp. Ltd., Class A	11,000	30,286
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	13,800	12,252
	Jiangsu Azure Corp., Class A	25,600	77,812
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	5,300	17,778
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	20,986
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	25,652	27,490
	Jiangsu Cnano Technology Co. Ltd., Class A	8,202	51,764
*	Jiangsu Dagang Co. Ltd., Class A	13,000	31,611
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	49,937
	Jiangsu Expressway Co. Ltd., Class H	336,000	457,175
*	Jiangsu General Science Technology Co. Ltd., Class A	28,600	19,536
	Jiangsu Gian Technology Co. Ltd., Class A	5,200	31,832
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	12,939
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	69,774

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	$11,009
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,975	92,471
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	26,368	208,848
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	10,200	11,258
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	60,100	24,399
	Jiangsu Hoperun Software Co. Ltd., Class A	2,800	18,653
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,500	22,230
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	78,100	52,305
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	16,971
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	54,713
	Jiangsu Linyang Energy Co. Ltd., Class A	46,100	41,144
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	10,920	82,677
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	12,900	42,404
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	15,500	21,416
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	34,979
	Jiangsu Shentong Valve Co. Ltd., Class A	10,600	25,090
		Shares	Value»
CHINA — (Continued)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	2,000	$2,276
	Jiangsu Soho High Hope Group Corp., Class A	57,300	24,007
*	Jiangsu Sopo Chemical Co., Class A	20,200	24,453
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	36,300	26,410
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,300	38,226
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,090	43,426
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	26,900	32,071
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	36,455
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,692	41,628
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	68,800	45,945
	Jiangsu Zhongtian Technology Co. Ltd., Class A	35,200	171,759
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	59,300	23,379
	Jiangxi Bank Co. Ltd., Class H	202,000	17,810
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	16,700	23,295
	Jiangxi Copper Co. Ltd., Class H	384,000	1,824,946
	Jiangxi Ganyue Expressway Co. Ltd., Class A	46,500	30,184

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	2,200	$15,510
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	19,000	26,564
	Jianmin Pharmaceutical Group Co. Ltd., Class A	2,700	12,516
	Jiayou International Logistics Co. Ltd., Class A	23,807	44,453
*	Jihua Group Corp. Ltd., Class A	63,300	27,141
*	Jilin Chemical Fibre, Class A	21,700	16,262
*	Jinbei Automotive Co. Ltd., Class A	32,300	19,054
*††	Jinchuan Group International Resources Co. Ltd.	856,000	13,115
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	89,664
	Jinghua Pharmaceutical Group Co. Ltd., Class A	21,900	24,177
	Jingjin Equipment, Inc., Class A	8,200	22,520
	Jinhui Liquor Co. Ltd., Class A	8,400	21,849
	Jinlongyu Group Co. Ltd., Class A	8,200	32,556
*Ω	Jinxin Fertility Group Ltd.	569,500	174,598
	Jinyu Bio-Technology Co. Ltd., Class A	17,100	36,613
	Jinzai Food Group Co. Ltd., Class A	11,300	18,682
	JiuGui Liquor Co. Ltd., Class A	3,100	19,417
	Jiuzhitang Co. Ltd., Class A	6,900	9,765
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	44,400	110,683
	JNBY Design Ltd.	107,000	292,328
		Shares	Value»
CHINA — (Continued)
Ω	Joinn Laboratories China Co. Ltd., Class H	12,200	$33,759
	Jointown Pharmaceutical Group Co. Ltd., Class A	134,132	101,662
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	38,700	57,779
	Jones Tech PLC, Class A	7,600	60,891
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,800	42,044
	Joyoung Co. Ltd., Class A	9,850	15,737
	JOYY, Inc., ADR	4,224	249,174
	JS Corrugating Machinery Co. Ltd., Class A	14,400	21,806
#*Ω	JS Global Lifestyle Co. Ltd.	135,500	29,780
	JSTI Group, Class A	47,100	46,805
	Jutal Offshore Oil Services Ltd.	275,333	15,910
	Kaishan Group Co. Ltd., Class A	25,500	115,438
	Kanzhun Ltd.	14,900	99,927
*	KBC Corp. Ltd., Class A	3,945	14,362
#	KE Holdings, Inc., Class A	172,200	956,162
	Keda Industrial Group Co. Ltd., Class A	27,600	78,336
	Kehua Data Co. Ltd., Class A	3,800	34,263
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,900	23,952
	Kidswant Children Products Co. Ltd., Class A	22,000	28,602
*	KingClean Electric Co. Ltd., Class A	7,480	35,143
*	Kingdee International Software Group Co. Ltd.	186,000	205,778
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	52,724
	Kingnet Network Co. Ltd., Class A	9,000	23,817

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingsemi Co. Ltd., Class A	1,277	$43,685
	Kingsoft Corp. Ltd.	224,800	664,070
	Konfoong Materials International Co. Ltd., Class A	2,900	76,890
	KPC Pharmaceuticals, Inc., Class A	15,500	21,595
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	14,200	37,279
Ω	Kuaishou Technology	244,600	1,361,646
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	46,613
	Kuangda Technology Group Co. Ltd., Class A	41,000	36,544
*	Kunlun Tech Co. Ltd., Class A	8,875	63,935
	Kunshan Huguang Auto Harness Co. Ltd., Class A	2,800	9,350
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	30,167
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	10,700	17,132
	Kweichow Moutai Co. Ltd., Class A	9,200	1,864,758
*	Kyland Technology Co. Ltd., Class A	7,400	20,190
	Lancy Co. Ltd., Class A	8,800	20,818
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	18,200	22,560
	Lao Feng Xiang Co. Ltd., Class A	11,000	63,556
	Laobaixing Pharmacy Chain JSC, Class A	19,617	40,300
	Launch Tech Co. Ltd., Class H	50,500	51,116
	LB Group Co. Ltd., Class A	39,600	98,169
	Leader Harmonious Drive Systems Co. Ltd., Class A	369	12,204
	Lee's Pharmaceutical Holdings Ltd.	56,000	7,965
*Ω	Legend Holdings Corp., Class H	154,700	188,047
		Shares	Value»
CHINA — (Continued)
	Lenovo Group Ltd.	3,964,000	$5,960,753
	Leo Group Co. Ltd., Class A	58,437	55,576
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	68,263
#	LexinFintech Holdings Ltd., ADR	27,864	58,793
	Leyard Optoelectronic Co. Ltd., Class A	55,500	51,860
#*	Li Auto, Inc. (2015 HK), Class A	128,000	1,126,429
#*	Li Auto, Inc. (LI US), ADR	29,401	524,220
	Li Ning Co. Ltd.	715,000	1,861,480
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	53,148
#*	Lianlian DigiTech Co. Ltd., Class H	15,000	10,866
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	14,600	25,068
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	11,800	20,261
	Liaoning Cheng Da Co. Ltd., Class A	19,200	33,540
	Liaoning Port Co. Ltd., Class H	236,000	26,040
	Lier Chemical Co. Ltd., Class A	7,700	14,579
*	Lifetech Scientific Corp.	678,000	187,844
#	Lingbao Gold Group Co. Ltd., Class H	142,000	381,758
	Lingyi iTech Guangdong Co., Class A	54,700	113,586
Ω	Linklogis, Inc., Class B	231,000	72,187
#	LK Technology Holdings Ltd.	30,999	10,793
	Loncin Motor Co. Ltd., Class A	22,800	51,305
#Ω	Longfor Group Holdings Ltd.	457,768	473,985
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	32,599
	Longshine Technology Group Co. Ltd., Class A	20,000	40,262
	Lonking Holdings Ltd.	456,000	194,117

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lontium Semiconductor Corp., Class A	1,956	$22,961
*	Lotus Holdings Co. Ltd.	38,100	60,046
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	26,436
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	14,590
	Luxi Chemical Group Co. Ltd., Class A	40,200	100,716
	Luxin Venture Capital Group Co. Ltd., Class A	11,200	35,790
	Luxshare Precision Industry Co. Ltd., Class A	52,754	523,793
	Luyang Energy-Saving Materials Co. Ltd.	8,200	11,874
*Ω	Luye Pharma Group Ltd.	500,000	165,165
	Luzhou Laojiao Co. Ltd., Class A	11,809	173,167
	Maccura Biotechnology Co. Ltd., Class A	19,300	29,727
	Mango Excellent Media Co. Ltd., Class A	22,105	63,100
#Ω	Maoyan Entertainment	162,217	124,315
	Maxscend Microelectronics Co. Ltd., Class A	2,400	35,084
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	27,087
Ω	Medlive Technology Co. Ltd.	57,000	63,174
	MeiG Smart Technology Co. Ltd., Class A	3,300	18,943
	Meilleure Health International Industry Group Ltd.	594,000	21,729
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	56,700	45,133
Ω	Meitu, Inc.	399,000	214,836
*Ω	Meituan, Class B	257,810	2,773,825
	Metallurgical Corp. of China Ltd., Class H	768,000	156,619
		Shares	Value»
CHINA — (Continued)
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	$25,796
#*Ω	Microport Cardioflow Medtech Corp.	18,800	5,814
#	MicroPort NeuroScientific Corp.	34,731	46,240
#*	Microport Scientific Corp.	30,200	33,923
	Micro-Tech Nanjing Co. Ltd., Class A	5,563	69,355
	Midea Group Co. Ltd. 000333 C2, Class A	31,300	372,212
	Midea Group Co. Ltd. 300 HK, Class H	13,600	157,157
Ω	Midea Real Estate Holding Ltd.	124,600	51,833
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	17,510
	Ming Yang Smart Energy Group Ltd., Class A	16,100	37,529
	Ming Yuan Cloud Group Holdings Ltd.	238,000	64,143
	MINISO Group Holding Ltd.	100,600	371,198
	Minmetals Capital Co. Ltd., Class A	40,400	31,092
*	Minmetals Development Co. Ltd., Class A	10,100	16,532
	Minth Group Ltd.	130,000	568,526
	MLS Co. Ltd., Class A	25,996	36,233
*	MMG Ltd.	1,640,799	1,770,235
*Ω	Mobvista, Inc.	314,000	656,587
	Montage Technology Co. Ltd., Class A	4,975	127,758
	Moon Environment Technology Co. Ltd., Class A	23,400	85,918
	Morimatsu International Holdings Co. Ltd.	89,000	79,938
	Motic Xiamen Electric Group Co. Ltd., Class A	5,500	12,373
*	Nanfang Pump Industry Co. Ltd., Class A	50,400	35,862
	Nanhua Futures Co. Ltd., Class A	7,600	23,389

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NanJi E-Commerce Co. Ltd., Class A	47,354	$21,038
	Nanjing Hanrui Cobalt Co. Ltd., Class A	5,100	36,318
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,877	25,430
	Nanjing Pharmaceutical Group Co. Ltd.	42,600	32,999
*	Nanjing Tanker Corp., Class A	44,500	29,189
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	13,268
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	64,435
	NARI Technology Co. Ltd., Class A	70,024	266,882
	NAURA Technology Group Co. Ltd., Class A	3,240	256,324
*	NavInfo Co. Ltd., Class A	20,500	27,244
*	Nayuki Holdings Ltd.	128,500	12,747
	NBTM New Materials Group Co. Ltd., Class A	10,600	53,034
#	NetDragon Websoft Holdings Ltd.	49,500	54,735
#*Ω	NetEase Cloud Music, Inc.	7,100	104,851
	NetEase, Inc. (9999 HK)	170,600	3,993,606
	NetEase, Inc. (NTES US), ADR	19,895	2,337,861
	Neusoft Corp., Class A	18,600	24,184
	Neutech Group Ltd.	49,600	15,159
	New China Life Insurance Co. Ltd., Class H	316,600	2,079,189
	New Hope Dairy Co. Ltd., Class A	11,300	32,937
	New Trend International Logis-Tech Co. Ltd., Class A	12,700	21,395
	Neway Valve Suzhou Co. Ltd., Class A	10,700	98,701
#*	Newborn Town, Inc.	182,000	214,613
		Shares	Value»
CHINA — (Continued)
	Newland Digital Technology Co. Ltd., Class A	19,800	$57,886
	Nexteer Automotive Group Ltd.	223,000	138,541
	Ningbo Boway Alloy Material Co. Ltd., Class A	7,900	20,333
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	24,728
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	30,953
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	12,500	22,295
	Ningbo Joyson Electronic Corp., Class A	11,900	50,153
	Ningbo Orient Wires & Cables Co. Ltd., Class A	8,200	74,727
	Ningbo Peacebird Fashion Co. Ltd., Class A	10,200	21,286
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	5,114	26,083
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,400	45,367
*	Ningbo Shanshan Co. Ltd., Class A	37,500	91,758
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,200	35,442
	Ningbo Tuopu Group Co. Ltd., Class A	7,975	71,118
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	19,597
	Ningbo Yongxin Optics Co. Ltd., Class A	1,700	28,691
	Ningbo Yunsheng Co. Ltd., Class A	10,200	19,952
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	30,968
*	NIO, Inc., Class A	111,980	722,554
*	Niu Technologies, Sponsored ADR	9,678	30,002
	NKY Medical Holdings Ltd., Class A	14,346	39,852

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Noah Holdings Ltd., Sponsored ADR	11,137	$115,936
Ω	Nongfu Spring Co. Ltd., Class H	138,800	839,415
	Norinco International Cooperation Ltd., Class A	41,710	78,319
	North China Pharmaceutical Co. Ltd., Class A	30,700	23,461
	North Copper Co. Ltd., Class A	29,500	62,596
	North Huajin Chemical Industries Co. Ltd., Class A	15,990	13,329
*	North Industries Group Red Arrow Co. Ltd., Class A	9,700	25,145
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,800	22,264
	Northeast Securities Co. Ltd., Class A	48,600	61,961
	Northking Information Technology Co. Ltd., Class A	16,738	36,871
*	NovaBridge Biosciences, ADR	9,306	22,986
*	NSFOCUS Technologies Group Co. Ltd., Class A	23,600	25,513
*	Nuode New Materials Co. Ltd., Class A	37,200	58,852
	NYOCOR Co. Ltd., Class A	26,500	30,338
*	Offcn Education Technology Co. Ltd., Class A	63,200	24,559
	Offshore Oil Engineering Co. Ltd., Class A	113,459	112,552
*	OFILM Group Co. Ltd., Class A	20,400	26,106
	OmniVision Integrated Circuits Group, Inc.	6,287	90,943
#	Onewo, Inc., Class H	88,600	191,843
	Oppein Home Group, Inc., Class A	2,900	19,998
	Opple Lighting Co. Ltd., Class A	18,600	55,274
	ORG Technology Co. Ltd., Class A	78,900	63,676
		Shares	Value»
CHINA — (Continued)
	Orient International Enterprise Ltd., Class A	25,700	$26,617
#	Orient Overseas International Ltd.	14,000	244,413
Ω	Orient Securities Co. Ltd., Class H	197,600	157,073
*	Oriental Energy Co. Ltd., Class A	35,400	41,714
	Oriental Pearl Group Co. Ltd., Class A	41,900	61,582
*	OSL Group Ltd.	18,500	29,737
*	Ourpalm Co. Ltd., Class A	42,100	30,938
	Ovctek China, Inc., Class A	20,760	43,916
*	Pacific Securities Co. Ltd., Class A	44,800	24,234
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	13,390	23,427
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	36,755
*	Pantum Technology Co. Ltd.	9,600	27,028
*	PCI Technology Group Co. Ltd., Class A	51,800	40,670
*	PDD Holdings, Inc., ADR	69,832	6,974,820
*Ω	Peijia Medical Ltd.	53,000	42,153
*	Pengxin International Mining Co. Ltd., Class A	57,000	69,011
	People.cn Co. Ltd., Class A	10,300	28,696
	People's Insurance Co. Group of China Ltd. , Class H	1,426,000	975,692
#*	Phancy Group Co. Ltd., Class H	13,100	63,162
Ω	Pharmaron Beijing Co. Ltd., Class H	15,650	42,252
*	Phenix Optical Co. Ltd., Class A	7,100	20,237
	PICC Property & Casualty Co. Ltd., Class H	1,633,000	2,949,790
	Ping An Bank Co. Ltd., Class A	152,600	256,846
#*Ω	Ping An Healthcare & Technology Co. Ltd.	378,394	523,348

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ping An Insurance Group Co. of China Ltd., Class H	793,500	$6,449,646
	PNC Process Systems Co. Ltd., Class A	4,900	17,966
	POCO Holding Co. Ltd., Class A	3,920	55,985
*	Polaris Bay Group Co. Ltd., Class A	39,000	35,941
	Poly Developments & Holdings Group Co. Ltd., Class A	47,500	42,799
	Poly Property Group Co. Ltd.	609,362	150,649
*	Poly Union Chemical Holding Group Co. Ltd., Class A	15,600	19,583
#Ω	Pop Mart International Group Ltd.	129,000	2,625,642
*	Porton Pharma Solutions Ltd., Class A	9,400	29,413
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,051,000	675,816
	Pou Sheng International Holdings Ltd.	548,000	27,317
	Power Construction Corp. of China Ltd., Class A	79,899	65,534
	PW Medtech Group Ltd.	171,000	24,732
	Pylon Technologies Co. Ltd., Class A	3,442	38,967
	Q Technology Group Co. Ltd.	109,000	114,390
	Qfin Holdings, Inc., ADR	42,976	562,126
*	Qi An Xin Technology Group, Inc., Class A	6,828	30,302
	Qianhe Condiment & Food Co. Ltd., Class A	32,765	43,935
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	122,721
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	19,688
		Shares	Value»
CHINA — (Continued)
	Qingdao Gaoce Technology Co. Ltd., Class A	26,724	$52,514
	Qingdao Gon Technology Co. Ltd., Class A	8,200	63,647
	Qingdao Haier Biomedical Co. Ltd., Class A	6,061	27,891
	Qingdao Hanhe Cable Co. Ltd., Class A	63,200	80,935
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	700	7,170
Ω	Qingdao Port International Co. Ltd., Class H	38,000	37,189
	Qingdao Rural Commercial Bank Corp., Class A	91,100	40,545
	Qingdao Sentury Tire Co. Ltd., Class A	5,460	13,781
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	56,451
*	Qinghai Salt Lake Industry Co. Ltd., Class A	25,300	146,659
*	QuantumCTek Co. Ltd., Class A	196	16,473
	Queclink Wireless Solutions Co. Ltd., Class A	9,500	20,465
	Quectel Wireless Solutions Co. Ltd., Class A	2,279	24,237
*	Quzhou DFP New Material Group Co. Ltd.	48,400	32,194
#*	Radiance Holdings Group Co. Ltd.	166,000	22,349
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	10,978
	Raytron Technology Co. Ltd., Class A	3,725	79,960
	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	11,834

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Renhe Pharmacy Co. Ltd., Class A	50,100	$41,768
	Richinfo Technology Co. Ltd., Class A	6,100	20,264
*	Risen Energy Co. Ltd., Class A	20,100	52,508
	Riyue Heavy Industry Co. Ltd., Class A	14,300	26,775
	Rizhao Port Co. Ltd., Class A	48,300	20,948
#*	RoboSense Technology Co. Ltd.	9,400	40,305
	Rockchip Electronics Co. Ltd., Class A	2,100	56,682
	Rongsheng Petrochemical Co. Ltd., Class A	33,100	67,784
*	Roshow Technology Co. Ltd., Class A	26,494	29,898
	Runjian Co. Ltd., Class A	4,700	41,319
*	Sai Micro Electronics, Inc., Class A	10,400	70,343
	SAIC Motor Corp. Ltd., Class A	46,200	93,554
	Sanan Optoelectronics Co. Ltd., Class A	14,800	29,684
	Sangfor Technologies, Inc., Class A	1,600	27,652
	Sanquan Food Co. Ltd., Class A	18,800	39,613
	Sansure Biotech, Inc., Class A	5,033	12,657
	Sany Heavy Equipment International Holdings Co. Ltd.	337,000	465,831
	Sany Heavy Industry Co. Ltd., Class A	42,650	127,404
	Satellite Chemical Co. Ltd., Class A	19,803	85,942
	SDIC Capital Co. Ltd., Class A	21,700	21,368
	Sealand Securities Co. Ltd., Class A	57,400	32,965
#*	Seazen Group Ltd.	538,285	153,371
*	Seazen Holdings Co. Ltd., Class A	17,126	37,112
	Seres Group Co. Ltd., Class A	4,000	52,195
	SF Diamond Co. Ltd., Class A	9,000	38,482
		Shares	Value»
CHINA — (Continued)
	SF Holding Co. Ltd. 002352 C2, Class A	33,524	$182,431
#	SF Holding Co. Ltd. 6936 HK, Class H	38,600	175,232
	SG Micro Corp., Class A	3,458	46,806
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	37,800	21,659
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	106,600	54,361
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,000	26,523
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	25,361
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	35,120
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,900	35,560
	Shandong Denghai Seeds Co. Ltd., Class A	10,100	15,139
Ω	Shandong Gold Mining Co. Ltd., Class H	247,750	907,532
*	Shandong Haihua Co. Ltd., Class A	17,900	15,610
	Shandong Head Group Co. Ltd., Class A	11,200	43,916
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	6,300	80,870
	Shandong Hi-speed Co. Ltd., Class A	8,000	12,522
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	24,900	20,217
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	16,500	9,420
	Shandong Humon Smelting Co. Ltd., Class A	32,600	79,730

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Jinjing Science & Technology Co. Ltd., Class A	26,700	$23,028
	Shandong Lukang Pharma, Class A	22,800	27,226
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	31,690
	Shandong Publishing & Media Co. Ltd., Class A	26,800	29,260
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,700	120,309
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	545,200	240,285
	Shandong WIT Dyne Health Co. Ltd., Class A	4,700	19,943
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	31,600	67,469
	Shanghai AtHub Co. Ltd., Class A	8,593	46,779
	Shanghai Bailian Group Co. Ltd., Class A	31,200	37,805
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	10,504	29,299
	Shanghai Baolong Automotive Corp., Class A	3,300	16,417
	Shanghai Baosteel Packaging Co. Ltd., Class A	28,200	21,310
	Shanghai Belling Co. Ltd., Class A	4,900	20,701
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	280	5,834
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	1,028	23,349
		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	141,200	$55,942
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	21,450	34,560
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	28,539
*	Shanghai Electric Group Co. Ltd., Class H	534,000	266,953
*	Shanghai Feilo Acoustics Co. Ltd., Class A	10,800	10,913
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	122,716
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	39,000	194,910
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	34,776
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	2,884	10,526
	Shanghai Gentech Co. Ltd., Class A	4,383	21,012
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	64,531
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,820	25,003
*Ω	Shanghai Henlius Biotech, Inc., Class H	12,100	116,180
	Shanghai Huace Navigation Technology Ltd., Class A	7,420	34,544
	Shanghai Huayi Group Co. Ltd., Class A	49,600	79,270
*	Shanghai Industrial Urban Development Group Ltd.	504,600	17,798

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai INT Medical Instruments Co. Ltd., Class H	6,400	$32,221
	Shanghai International Airport Co. Ltd., Class A	4,600	18,373
	Shanghai Jahwa United Co. Ltd., Class A	9,800	28,930
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	37,198
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	30,000	25,462
	Shanghai Liangxin Electrical Co. Ltd., Class A	18,000	30,606
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	28,827
	Shanghai M&G Stationery, Inc., Class A	7,100	25,549
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	14,100	49,967
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,174	17,591
	Shanghai Moons' Electric Co. Ltd., Class A	1,300	11,368
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	230,100	346,697
	Shanghai Pret Composites Co. Ltd., Class A	17,300	37,194
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	23,512
	Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	345,342
	Shanghai Putailai New Energy Technology Group Co. Ltd.	12,376	65,980
		Shares	Value»
CHINA — (Continued)
	Shanghai QiFan Cable Co. Ltd., Class A	9,000	$48,126
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,200	39,252
	Shanghai Runda Medical Technology Co. Ltd., Class A	17,200	33,927
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	79,713
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	39,100	27,769
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	28,500	40,088
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	105,830
*	Shanghai Stonehill Technology Co. Ltd., Class A	27,200	34,516
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	32,408
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	40,427
	Shanghai Vital Microtech Co. Ltd.	18,100	73,412
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	43,367
	Shanghai Yaoji Technology Co. Ltd., Class A	14,300	43,013
	Shanghai Yct Electronics Group Co. Ltd., Class A	3,500	30,361
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	36,300	26,232
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,300	23,201

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	39,500	$31,417
	Shanghai Zhonggu Logistics Co. Ltd., Class A	18,600	29,562
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	34,727
	Shanjin International Gold Co. Ltd., Class A	29,800	114,473
	Shannon Semiconductor Technology Co. Ltd., Class A	5,400	139,870
	Shantui Construction Machinery Co. Ltd., Class A	34,500	60,352
*	Shanxi Guoxin Energy Corp. Ltd., Class A	52,500	27,668
	Shanxi Hi-speed Group Co. Ltd., Class A	36,800	27,173
	Shanxi Securities Co. Ltd., Class A	18,830	15,618
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	8,140	170,774
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	31,000	26,060
	Sharetronic Data Technology Co. Ltd., Class A	5,488	210,851
	Shede Spirits Co. Ltd., Class A	5,100	33,076
	Shengda Resources Co. Ltd., Class A	21,100	113,795
	Shenghe Resources Holding Co. Ltd., Class A	7,400	28,405
	Shengyi Technology Co. Ltd., Class A	12,700	143,968
	Shenma Industry Co. Ltd., Class A	17,300	19,438
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	184,254
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,436	24,832
	Shenzhen Airport Co. Ltd., Class A	45,500	47,576
		Shares	Value»
CHINA — (Continued)
	Shenzhen Aisidi Co. Ltd., Class A	32,000	$64,734
*	Shenzhen Baoming Technology Co. Ltd., Class A	3,300	25,418
	Shenzhen Bingchuan Network Co. Ltd., Class A	4,400	17,233
	Shenzhen BSC Technology Co. Ltd., Class A	5,600	27,028
	Shenzhen Capchem Technology Co. Ltd., Class A	9,680	98,632
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	20,827
	Shenzhen Changhong Technology Co. Ltd., Class A	10,700	27,797
	Shenzhen Click Technology Co. Ltd., Class A	9,300	26,396
	Shenzhen Comix Group Co. Ltd., Class A	13,700	13,897
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	15,250
	Shenzhen Desay Battery Technology Co., Class A	6,754	28,876
*	Shenzhen Dynanonic Co. Ltd., Class A	7,752	82,218
	Shenzhen Envicool Technology Co. Ltd., Class A	8,112	113,447
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	21,680	106,464
#	Shenzhen Expressway Corp. Ltd., Class H	158,000	149,431
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	6,900	28,143
*	Shenzhen Fenda Technology Co. Ltd., Class A	17,300	13,295
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	919	15,032

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen FRD Science & Technology Co. Ltd., Class A	11,300	$59,710
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	27,100	29,275
	Shenzhen Gas Corp. Ltd., Class A	37,900	38,467
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	23,863
	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	19,086
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	7,600	35,321
#Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	41,500	25,731
	Shenzhen Honor Electronic Co. Ltd., Class A	1,500	90,085
	Shenzhen Huaqiang Industry Co. Ltd., Class A	6,100	33,107
	Shenzhen Inovance Technology Co. Ltd., Class A	12,050	121,462
#	Shenzhen International Holdings Ltd.	390,250	369,935
*	Shenzhen Investment Ltd.	755,174	79,337
	Shenzhen Invt Electric Co. Ltd., Class A	14,100	16,170
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	12,500
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	43,832
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,100	91,092
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	17,942
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kedali Industry Co. Ltd., Class A	4,000	$112,616
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	26,750
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,100	42,057
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	31,012
	Shenzhen Leaguer Co. Ltd., Class A	35,800	44,849
	Shenzhen Lifotronic Technology Co. Ltd., Class A	8,011	15,326
	Shenzhen Megmeet Electrical Co. Ltd., Class A	5,200	92,498
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	26,195
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,500	235,076
	Shenzhen MTC Co. Ltd., Class A	40,800	66,326
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,400	66,489
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	22,495
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	20,542
	Shenzhen Qingyi Photomask Ltd., Class A	4,798	21,845
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,000	30,127
	Shenzhen SC New Energy Technology Corp., Class A	5,245	72,008

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen SED Industry Co. Ltd., Class A	8,900	$22,633
	Shenzhen SEG Co. Ltd., Class A	18,200	21,889
	Shenzhen Senior Technology Material Co. Ltd., Class A	16,993	41,222
	Shenzhen Sinexcel Electric Co. Ltd., Class A	11,900	81,760
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	54,454
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	17,271
	Shenzhen Sunway Communication Co. Ltd., Class A	13,100	175,899
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	17,388
	Shenzhen Topband Co. Ltd., Class A	25,000	39,294
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,300	18,556
	Shenzhen Transsion Holdings Co. Ltd., Class A	13,384	113,311
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,200	19,591
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	14,100	47,277
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	16,592
	Shenzhen Yinghe Technology Co. Ltd., Class A	18,600	79,456
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	17,400	41,642
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	116,583
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Zhenye Group Co. Ltd., Class A	17,000	$24,157
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	78,782
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	11,100	28,097
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	8,357	20,924
	Shinva Medical Instrument Co. Ltd., Class A	11,960	24,125
	Shiyue Daotian Group Co. Ltd., Class H	30,000	24,345
††	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	552
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,000	34,826
	Shui On Land Ltd.	940,500	63,875
*	Siasun Robot & Automation Co. Ltd., Class A	4,900	10,789
	Sichuan Changhong Electric Co. Ltd., Class A	25,600	32,873
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	105,646
	Sichuan Development Lomon Co. Ltd., Class A	39,300	63,157
	Sichuan EM Technology Co. Ltd., Class A	19,100	110,328
#	Sichuan Expressway Co. Ltd., Class H	234,000	176,266
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	26,274
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	55,064
	Sichuan Injet Electric Co. Ltd., Class A	1,800	13,063

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	$19,231
*	Sichuan Lutianhua Co. Ltd., Class A	38,500	27,505
	Sichuan New Energy Power Co. Ltd., Class A	30,700	78,638
	Sichuan Road & Bridge Group Co. Ltd., Class A	57,880	69,448
	Sichuan Swellfun Co. Ltd., Class A	5,600	26,694
	Sichuan Teway Food Group Co. Ltd., Class A	14,300	35,888
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	110,196
*	SIM Technology Group Ltd.	262,000	9,424
Ω	Simcere Pharmaceutical Group Ltd.	94,000	142,663
	Sineng Electric Co. Ltd., Class A	7,980	44,501
	Sino Biopharmaceutical Ltd.	2,319,000	1,614,171
	Sinocare, Inc., Class A	9,700	23,626
	Sinofert Holdings Ltd.	464,000	92,854
	Sinolink Securities Co. Ltd., Class A	30,800	40,629
	Sinoma International Engineering Co., Class A	67,300	92,202
	Sinoma Science & Technology Co. Ltd., Class A	13,400	108,974
	Sinomach Automobile Co. Ltd., Class A	45,500	40,492
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	129,042
	Sinomine Resource Group Co. Ltd., Class A	7,952	106,311
	Sinopec Engineering Group Co. Ltd., Class H	534,500	429,646
#	Sinopec Kantons Holdings Ltd.	336,000	174,758
		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Equipment Corp., Class A	25,900	$27,648
#*	Sinopec Oilfield Service Corp., Class H	906,000	94,769
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	67,019
	Sinopharm Group Co. Ltd., Class H	632,800	1,505,280
	Sino-Platinum Metals Co. Ltd., Class A	10,478	30,964
	Sinoseal Holding Co. Ltd., Class A	3,600	17,900
	Sinosoft Co. Ltd., Class A	19,880	48,014
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	41,401
	Sinosteel New Materials Co. Ltd., Class A	20,800	29,560
	Sinotrans Ltd., Class H	759,000	495,231
	Sinotruk Hong Kong Ltd.	206,000	1,013,253
	Sinotruk Jinan Truck Co. Ltd., Class A	18,000	57,666
	Skshu Paint Co. Ltd., Class A	7,078	44,263
	Skyworth Digital Co. Ltd., Class A	29,900	55,743
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	8,000	12,116
	Songcheng Performance Development Co. Ltd., Class A	14,900	16,844
	Sonoscape Medical Corp., Class A	8,300	29,659
	SooChow Securities Co. Ltd., Class A	35,340	41,722
	Southern Publishing & Media Co. Ltd., Class A	11,900	21,814
	Southwest Securities Co. Ltd., Class A	58,800	36,586
	Stanley Agricultural Group Co. Ltd., Class A	22,600	36,228

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	27,700	$23,663
	StarPower Semiconductor Ltd., Class A	2,660	40,588
	State Grid Information & Communication Co. Ltd., Class A	17,400	43,752
	STO Express Co. Ltd., Class A	35,000	83,920
	Sufa Technology Industry Co. Ltd. CNNC, Class A	11,400	33,290
	Sumavision Technologies Co. Ltd., Class A	21,300	17,386
	Sumec Corp. Ltd., Class A	48,500	87,004
#	Sun Art Retail Group Ltd.	314,500	58,521
*	Sun Create Electronics Co. Ltd., Class A	2,704	9,151
	Sun King Technology Group Ltd.	240,000	49,623
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	29,470
	Sungrow Power Supply Co. Ltd., Class A	24,640	501,078
	Suning Universal Co. Ltd., Class A	52,000	16,692
	Sunny Optical Technology Group Co. Ltd.	96,200	791,977
	Sunresin New Materials Co. Ltd., Class A	7,875	73,835
	Sunrise Group Co. Ltd., Class A	26,000	28,264
#*	Sunshine Lake Pharma Co. Ltd., Class H	24,042	126,450
	Suntak Technology Co. Ltd., Class A	22,200	45,436
	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	31,009
	Sunwoda Electronic Co. Ltd., Class A	13,100	53,032
		Shares	Value»
CHINA — (Continued)
	Suofeiya Home Collection Co. Ltd., Class A	12,600	$22,168
	SUPCON Technology Co. Ltd., Class A	3,434	40,043
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	36,359
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,100	443,758
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	61,987
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	17,355
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	31,575
	Suzhou Secote Precision Electronic Co. Ltd., Class A	4,900	39,009
	Suzhou Sushi Testing Group Co. Ltd., Class A	10,600	26,509
	Suzhou TFC Optical Communication Co. Ltd., Class A	6,348	286,964
	Suzhou TZTEK Technology Co. Ltd., Class A	2,317	24,524
#	SY Holdings Group Ltd.	86,000	97,954
	Symphony Holdings Ltd.	330,000	59,614
*	SYoung Group Co. Ltd., Class A	10,900	41,038
	Taiji Computer Corp. Ltd., Class A	10,439	26,479
*	Taiyuan Heavy Industry Co. Ltd., Class A	58,500	20,499
	TangShan Port Group Co. Ltd., Class A	54,500	37,111
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	72,076
*	Tanwan, Inc.	25,400	49,597
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	34,140

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Electronics Holdings Ltd.	308,000	$595,199
*	Tellhow Sci-Tech Co. Ltd., Class A	14,600	33,756
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	43,614
	Ten Pao Group Holdings Ltd.	140,000	42,461
	Tencent Holdings Ltd.	649,700	39,457,734
	Tencent Music Entertainment Group, ADR	114,507	1,050,029
	Tenfu Cayman Holdings Co. Ltd.	46,000	16,881
	Three Squirrels, Inc., Class A	7,900	22,506
	Thunder Software Technology Co. Ltd., Class A	3,000	28,257
	Tian An China Investment Co. Ltd.	112,000	59,874
#	Tian Lun Gas Holdings Ltd.	55,500	20,235
*	Tianfeng Securities Co. Ltd., Class A	38,200	20,146
#	Tiangong International Co. Ltd.	216,000	94,589
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	7,700	18,204
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	22,064
	Tianjin Development Holdings Ltd.	60,000	17,898
	Tianjin Port Co. Ltd., Class A	70,200	48,791
	Tianjin Port Development Holdings Ltd.	304,000	27,232
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	21,639
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	32,700	20,593
*	Tianma Microelectronics Co. Ltd., Class A	32,300	36,103
		Shares	Value»
CHINA — (Continued)
#	Tianneng Power International Ltd.	184,000	$135,271
#*	Tianqi Lithium Corp., Class H	45,600	388,874
	Tianrun Industry Technology Co. Ltd., Class A	36,500	60,209
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	69,843
	Tibet Mineral Development Co. Ltd., Class A	7,900	45,100
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,480	56,141
	Time Interconnect Technology Ltd.	88,000	232,526
	Tinergy Chemical Co. Ltd., Class A	31,790	21,382
	Tingyi Cayman Islands Holding Corp.	368,000	567,803
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	63,734
	TK Group Holdings Ltd.	30,000	9,071
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	32,239
	Toly Bread Co. Ltd., Class A	26,129	19,085
	Tomson Group Ltd.	221,689	67,193
	Tongcheng Travel Holdings Ltd.	354,400	808,911
*	Tongdao Liepin Group	70,200	22,622
	Tongguan Gold Group Ltd.	196,000	72,116
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	19,900	26,949
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	5,500	19,826
	Tongkun Group Co. Ltd., Class A	31,900	113,313
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	82,592

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongling Nonferrous Metals Group Co. Ltd., Class A	149,100	$135,669
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	23,624
	Topchoice Medical Corp., Class A	7,089	43,903
	Topsec Technologies Group, Inc., Class A	38,100	40,977
Ω	Topsports International Holdings Ltd.	765,000	293,199
	Toread Holdings Group Co. Ltd., Class A	26,900	65,883
#	Towngas Smart Energy Co. Ltd.	307,626	139,126
*	TPV Technology Co. Ltd., Class A	71,200	27,690
	Transfar Zhilian Co. Ltd., Class A	79,500	68,034
	TravelSky Technology Ltd., Class H	97,000	120,098
	Triangle Tyre Co. Ltd., Class A	10,100	21,742
*	Trigiant Group Ltd.	140,000	27,351
	Trip.com Group Ltd. (9961 HK)	59,700	3,223,738
	Trip.com Group Ltd. (TCOM US), ADR	38,258	2,073,966
	Triumph Science & Technology Co. Ltd., Class A	7,400	16,903
*	TRS Information Technology Corp. Ltd., Class A	10,300	27,102
*	Truking Technology Ltd., Class A	10,500	15,136
	Tsingtao Brewery Co. Ltd., Class H	144,000	995,560
	TSP Wind Power Group Co. Ltd.	28,400	47,525
#*Ω	Tuhu Car, Inc.	21,000	35,796
	Tuniu Corp. TOUR US, Sponsored ADR	1,139	8,394
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,319	37,838
	Unilumin Group Co. Ltd., Class A	43,100	40,313
#	Uni-President China Holdings Ltd.	221,000	203,419
	Unisplendour Corp. Ltd., Class A	24,580	115,832
		Shares	Value»
CHINA — (Continued)
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	$124,226
*	UTour Group Co. Ltd., Class A	19,400	17,910
	Valiant Co. Ltd., Class A	29,200	71,151
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,200	8,423
	Vatti Corp. Ltd., Class A	13,500	11,667
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,200	27,373
*	Venustech Group, Inc., Class A	11,700	26,844
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	1,465	61,075
	Vipshop Holdings Ltd., ADR	130,709	1,880,903
	Visual China Group Co. Ltd., Class A	5,600	17,983
*Ω	Viva Biotech Holdings	172,000	37,315
*	VOYAH Automobile Technology Co. Ltd., Class H	136,420	104,503
	Walvax Biotechnology Co. Ltd., Class A	19,100	36,452
	Wangneng Environment Co. Ltd., Class A	8,600	22,063
	Wangsu Science & Technology Co. Ltd., Class A	17,700	41,797
	Wanguo Gold Group Ltd.	176,000	253,828
	Want Want China Holdings Ltd.	828,000	467,583
	Wanxiang Qianchao Co. Ltd., Class A	31,300	74,295
	Warom Technology, Inc. Co., Class A	7,000	19,170
	Wasion Holdings Ltd.	134,000	464,673
	Weibo Corp. (9898 HK), Class A	3,060	25,334
#	Weibo Corp. (WB US), Sponsored ADR	16,135	135,695
	Weichai Power Co. Ltd., Class H	692,000	3,439,854

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Weifu High-Technology Group Co. Ltd., Class A	15,600	$44,778
	Weihai Guangwei Composites Co. Ltd., Class A	12,320	59,666
	Wencan Group Co. Ltd., Class A	5,200	14,205
	Wenzhou Yihua Connector Co. Ltd., Class A	4,000	33,768
	Western Mining Co. Ltd., Class A	31,700	138,566
	Western Region Gold Co. Ltd., Class A	7,100	34,134
	Western Securities Co. Ltd., Class A	43,700	46,098
	Western Superconducting Technologies Co. Ltd., Class A	6,525	62,065
	Wharf Holdings Ltd.	153,000	506,556
	Willfar Information Technology Co. Ltd., Class A	4,219	23,182
	Winall Hi-Tech Seed Co. Ltd., Class A	4,147	5,157
	Windey Energy Technology Group Co. Ltd., Class A	7,410	17,628
*	Wingtech Technology Co. Ltd., Class A	6,900	28,393
	Winning Health Technology Group Co. Ltd., Class A	28,000	35,468
	Wolong Electric Group Co. Ltd., Class A	14,400	80,047
*	World Union Group, Inc., Class A	32,800	15,001
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	81,200
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	5,036	77,460
	Wuhan East Lake High Technology Group Co. Ltd., Class A	28,200	37,196
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	16,156
		Shares	Value»
CHINA — (Continued)
*	Wuhan Guide Infrared Co. Ltd., Class A	21,106	$46,001
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	40,599
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	42,413
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	31,111
	Wuhu Token Science Co. Ltd., Class A	37,700	36,312
	Wuliangye Yibin Co. Ltd., Class A	28,312	402,758
	WUS Printed Circuit Kunshan Co. Ltd., Class A	16,990	258,643
Ω	WuXi AppTec Co. Ltd., Class H	56,500	992,586
	Wuxi Autowell Technology Co. Ltd., Class A	8,430	101,246
	Wuxi Best Precision Machinery Co. Ltd., Class A	7,000	29,838
*Ω	Wuxi Biologics Cayman, Inc.	496,500	2,121,418
	Wuxi Boton Technology Co. Ltd., Class A	5,900	20,067
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	24,900	61,728
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,000	32,651
	Wuxi NCE Power Co. Ltd., Class A	5,740	34,392
	Wuxi Rural Commercial Bank Co. Ltd., Class A	40,800	34,213
	Wuxi Taiji Industry Ltd. Co., Class A	38,600	54,866
*	WuXi XDC Cayman, Inc.	30,500	231,594
	XCMG Construction Machinery Co. Ltd., Class A	111,700	163,180
#	XD, Inc.	32,000	257,316
	XGD, Inc., Class A	12,100	39,371

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	74,500	$3,855
	Xiamen Bank Co. Ltd., Class A	41,100	46,389
	Xiamen C & D, Inc., Class A	53,600	74,631
	Xiamen Faratronic Co. Ltd., Class A	2,700	46,816
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	5,100	26,861
	Xiamen International Airport Co. Ltd., Class A	11,480	27,100
	Xiamen Intretech, Inc., Class A	16,990	48,018
	Xiamen ITG Group Corp. Ltd., Class A	57,300	51,923
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	11,984
	Xiamen Kingdomway Group Co., Class A	13,000	29,049
	Xiamen Port Development Co. Ltd., Class A	22,300	35,634
	Xiamen Tungsten Co. Ltd., Class A	19,200	163,358
	Xiamen Xiangyu Co. Ltd., Class A	74,206	78,501
	Xi'an Bright Laser Technologies Co. Ltd., Class A	1,025	13,197
*	Xian International Medical Investment Co. Ltd., Class A	16,900	11,392
	Xi'An Shaangu Power Co. Ltd., Class A	34,700	46,727
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	23,603
	Xiandai Investment Co. Ltd., Class A	41,500	25,671
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	27,900	50,599
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	17,900	40,224
*Ω	Xiaomi Corp., Class B	1,338,800	5,023,445
		Shares	Value»
CHINA — (Continued)
	Xinfengming Group Co. Ltd., Class A	35,700	$97,058
	Xingfa Aluminium Holdings Ltd.	41,000	39,187
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	177,354
	Xinhuanet Co. Ltd., Class A	10,660	31,478
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	11,616
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	21,300	26,876
*	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	31,404
#	Xinyi Energy Holdings Ltd.	465,286	70,903
	Xizang Zhufeng Resources Co. Ltd., Class A	15,200	61,879
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,000	36,194
*	XPeng, Inc., Class A	145,300	1,161,312
#	Xtep International Holdings Ltd.	473,962	260,321
	Xuji Electric Co. Ltd., Class A	21,100	78,240
*	Xunlei Ltd., ADR	19,606	119,204
Ω	Yadea Group Holdings Ltd.	438,653	673,365
	Yangling Metron New Material, Inc., Class A	12,826	37,286
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,700	74,870
	Yankershop Food Co. Ltd., Class A	4,830	41,567
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	19,288
	Yantai China Pet Foods Co. Ltd., Class A	5,400	26,645

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	$19,618
	Yantai Eddie Precision Machinery Co. Ltd., Class A	15,380	52,387
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,200	345,698
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	42,101
*	Yatsen Holding Ltd., ADR	25,009	72,776
	YD Electronic Technology Co. Ltd., Class A	6,600	65,556
#*	Yeahka Ltd.	59,600	47,432
	Yealink Network Technology Corp. Ltd., Class A	12,772	68,383
	Yeebo International Holdings Ltd.	42,000	18,121
	YGSOFT, Inc., Class A	25,800	23,819
*	Yibin Tianyuan Group Co. Ltd., Class A	33,800	34,681
	Yifan Pharmaceutical Co. Ltd., Class A	13,800	22,675
	Yifeng Pharmacy Chain Co. Ltd., Class A	13,941	47,388
	Yihai International Holding Ltd.	126,752	266,597
	Yindu Kitchen Equipment Co. Ltd., Class A	8,410	16,066
	Yiren Digital Ltd., Sponsored ADR	11,804	22,782
Ω	Yixin Group Ltd.	253,500	61,530
	Yixintang Pharmaceutical Group Co. Ltd., Class A	10,200	18,984
	Yizumi Holdings Co. Ltd., Class A	9,100	32,344
	Yonfer Agricultural Technology Co. Ltd., Class A	50,100	111,929
*	Yonghui Superstores Co. Ltd., Class A	30,400	17,160
	Yotrio Group Co. Ltd., Class A	40,700	19,423
		Shares	Value»
CHINA — (Continued)
*	Youcare Pharmaceutical Group Co. Ltd., Class A	9,354	$26,988
#*	Youdao, Inc., ADR	4,721	55,425
	Youngor Fashion Co. Ltd., Class A	66,900	75,322
	Youngy Co. Ltd., Class A	6,400	102,179
*	Youzu Interactive Co. Ltd., Class A	21,100	31,683
	YTO Express Group Co. Ltd., Class A	32,600	102,714
#	Yuexiu Property Co. Ltd.	396,800	197,533
	Yuexiu Services Group Ltd.	77,500	17,361
	Yuexiu Transport Infrastructure Ltd.	192,000	97,789
	YUNDA Holding Group Co. Ltd., Class A	61,380	70,679
	Yunnan Copper Co. Ltd., Class A	48,500	137,164
*	Yunnan Energy New Material Group Co. Ltd., Class A	5,600	68,473
	Yunnan Nantian Electronics Information Co. Ltd., Class A	11,800	25,127
	Yunnan Tin Co. Ltd., Class A	34,200	178,713
	Yusys Technologies Co. Ltd., Class A	7,040	20,147
	Yutong Bus Co. Ltd., Class A	28,600	148,337
*	Zai Lab Ltd. 9688 HK	17,400	37,345
#*	Zai Lab Ltd. ZLAB US, ADR	8,251	178,552
	Zangge Mining Co. Ltd., Class A	3,400	44,829
	ZBOM Home Collection Co. Ltd., Class A	5,605	7,185
	ZCZL Industrial Technology Group Co. Ltd., Class H	61,800	137,818
	Zengame Technology Holding Ltd.	112,000	40,204
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,029	105,664

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhaojin Mining Industry Co. Ltd., Class H	182,500	$670,560
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	8,902
	Zhefu Holding Group Co. Ltd., Class A	75,300	58,374
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	21,200	41,401
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	44,329
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	2,300	23,825
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	51,643
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	116,805
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	43,688
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	37,008
	Zhejiang Crystal-Optech Co. Ltd., Class A	12,900	62,712
	Zhejiang Dahua Technology Co. Ltd., Class A	29,002	78,893
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	32,000	61,794
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	60,734
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	28,100	48,254
	Zhejiang Expressway Co. Ltd., Class H	462,160	458,084
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	17,202
		Shares	Value»
CHINA — (Continued)
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	28,300	$36,936
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	25,200	24,410
	Zhejiang Hailiang Co. Ltd., Class A	55,700	147,048
	Zhejiang Hailide New Material Co. Ltd., Class A	33,300	30,204
	Zhejiang HangKe Technology, Inc. Co., Class A	5,605	26,304
	Zhejiang Hangmin Co. Ltd., Class A	16,190	16,888
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	15,336
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,700	34,368
	Zhejiang Huace Film & Television Co. Ltd., Class A	39,600	50,856
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	4,400	10,997
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	57,131
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	21,654
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	9,400	24,600
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,800	42,562
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	49,558
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,100	22,539

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Lante Optics Co. Ltd., Class A	5,852	$66,067
	Zhejiang Longsheng Group Co. Ltd., Class A	29,600	56,977
	Zhejiang Medicine Co. Ltd., Class A	18,416	39,344
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	14,567
	Zhejiang NHU Co. Ltd., Class A	40,548	206,993
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	12,567
	Zhejiang Orient Holdings Group Co. Ltd., Class A	32,670	26,909
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	17,016
	Zhejiang Runtu Co. Ltd., Class A	42,100	67,146
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,000	90,118
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	52,761
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	32,682	25,023
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	5,800	14,889
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	22,336
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	29,900	26,140
	Zhejiang Supor Co. Ltd., Class A	3,700	25,514
	Zhejiang Taihua New Material Group Co. Ltd., Class A	5,700	7,588
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	8,888
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	12,700	$25,457
	Zhejiang Wanliyang Co. Ltd., Class A	22,800	23,810
	Zhejiang Wanma Co. Ltd., Class A	19,100	36,284
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	48,825
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	25,600	37,510
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	44,640
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	30,229
	Zhejiang XCC Group Co. Ltd., Class A	5,000	49,136
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	19,808
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	46,873
	Zhejiang Xinao Textiles, Inc., Class A	9,800	12,512
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	14,391
	Zhejiang Yinlun Machinery Co. Ltd., Class A	6,700	45,555
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,600	28,743
*	Zhejiang Yongtai Technology Co. Ltd., Class A	19,300	69,555
	Zhende Medical Co. Ltd., Class A	2,900	39,137
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	20,100	15,126

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zheshang Securities Co. Ltd., Class A	34,100	$49,336
*	Zhewen Interactive Group Co. Ltd., Class A	24,600	36,258
#*	Zhihu, Inc.	18,400	19,578
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	248,900	374,015
	Zhongji Innolight Co. Ltd., Class A	10,800	1,363,746
	Zhongjin Gold Corp. Ltd., Class A	45,100	172,952
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	6,200	30,656
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	90,767
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	33,010
	Zhongsheng Group Holdings Ltd.	228,500	208,584
	Zhongtai Securities Co. Ltd., Class A	11,600	10,249
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	17,300	30,365
#	Zhongyu Energy Holdings Ltd.	143,000	49,834
#Ω	Zhongyuan Bank Co. Ltd., Class H	309,000	13,030
Ω	Zhou Hei Ya International Holdings Co. Ltd.	100,000	18,806
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	21,123
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	112,900	515,859
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	3,900	28,097
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	56,786
		Shares	Value»
CHINA — (Continued)
*	Zhuzhou Smelter Group Co. Ltd., Class A	18,800	$73,597
	Zhuzhou Times New Material Technology Co. Ltd., Class A	15,400	27,160
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,200	28,187
	ZJAMP Group Co. Ltd., Class A	17,100	22,969
#Ω	ZJLD Group, Inc.	79,000	82,342
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	323,600	325,894
	ZTO Express Cayman, Inc. (2057 HK)	43,750	1,108,575
	ZTO Express Cayman, Inc. (ZTO US), ADR	16,402	419,727
	ZWSOFT Co. Ltd. Guangzhou, Class A	3,029	25,212
Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	29,500	86,917
TOTAL CHINA			326,383,220
COLOMBIA — (0.1%)
	Almacenes Exito SA	8,710	10,102
	Banco de Bogota SA	1,014	10,579
	Celsia SA	85,092	116,933
	Grupo Cibest SA CIB US, ADR	9,294	633,758
	Grupo Cibest SA CIBEST CB	20,019	415,072
	Grupo Energia Bogota SA ESP	179,125	149,907
	Interconexion Electrica SA ESP	35,006	270,736
	Mineros SA	45,559	169,790
	Organizacion Terpel SA	4,127	20,076
	Promigas SA ESP	50,032	86,905
TOTAL COLOMBIA			1,883,858
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	6,954	370,508
Ω	Moneta Money Bank AS	44,295	389,927
TOTAL CZECH REPUBLIC			760,435

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	101,145	$253,567
GREECE — (0.5%)
*	Aktor SA Holding Co. Technical & Energy Projects	7,411	94,315
#	Allwyn AG	33,126	473,075
	Alpha Bank SA	178,924	718,063
#	Athens International Airport SA	6,027	68,723
	Athens Water Supply & Sewage Co. SA	6,473	78,150
	Autohellas Tourist & Trading SA	5,765	73,349
#	Avax SA	7,770	27,898
	Bank of Greece	5,575	97,627
	Cenergy Holdings SA	5,464	153,794
	Ellaktor SA	12,375	19,187
	ElvalHalcor SA	22,035	103,049
	Eurobank SA	187,823	817,228
	Fourlis Holdings SA	12,777	68,194
	GEK Terna SA	5,108	245,473
	Hellenic Telecommunications Organization SA	14,845	317,384
	Helleniq Energy Holdings SA	31,421	362,710
	Ideal Holdings SA	8,352	57,269
#	Intracom Holdings SA	12,803	50,123
	Jumbo SA	17,719	483,634
	Kri-Kri Milk Industry SA	2,713	78,528
*	LAMDA Development SA	8,979	63,962
	Lavipharm SA	13,888	25,288
	Motor Oil Hellas Corinth Refineries SA	20,367	909,087
	National Bank of Greece SA	40,552	642,676
	Piraeus Port Authority SA	1,629	72,298
	Profile Systems & Software SA	3,854	34,143
	Quest Holdings SA	8,669	71,259
	Sarantis SA	5,551	93,087
	Thrace Plastics Holding & Co.	3,797	18,314
TOTAL GREECE			6,317,887
		Shares	Value»
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	98,000	$12,559
HUNGARY — (0.3%)
*	4iG Nyrt	5,746	43,112
	ANY Security Printing Co.	683	16,265
	Magyar Telekom Telecommunications PLC	88,967	704,733
*	MASTERPLAST Nyrt	1,147	9,511
	OTP Bank Nyrt	22,647	3,037,617
	Richter Gedeon Nyrt	15,998	674,792
TOTAL HUNGARY			4,486,030
INDIA — (12.1%)
	360 ONE WAM Ltd.	55,496	610,351
	3M India Ltd.	587	206,943
	63 Moons Technologies Ltd.	6,370	50,489
	Aarti Industries Ltd.	14,842	79,716
	ABB India Ltd.	6,445	494,310
	Abbott India Ltd.	126	33,881
	Action Construction Equipment Ltd.	15,331	143,775
*	Adani Green Energy Ltd.	17,622	230,100
	Adani Total Gas Ltd.	27,211	182,948
	ADF Foods Ltd.	12,605	35,243
*	Aditya Birla Capital Ltd.	305,852	1,120,234
*	Aditya Birla Lifestyle Brands Ltd.	51,393	56,121
	Aditya Birla Sun Life Asset Management Co. Ltd.	10,181	109,519
	Advanced Enzyme Technologies Ltd.	11,626	42,434
	Aegis Logistics Ltd.	43,099	320,349
*	Affle 3i Ltd.	3,690	55,519
	Ahluwalia Contracts India Ltd.	5,052	47,828
	AIA Engineering Ltd.	2,473	103,390
	Ajanta Pharma Ltd.	10,574	316,235
	Alembic Pharmaceuticals Ltd.	9,666	77,034
	Alkem Laboratories Ltd.	7,590	435,508
	Allcargo Global Ltd.	123,978	30,396
*	Allcargo Logistics Ltd.	222,012	22,594
	Amara Raja Energy & Mobility Ltd.	20,177	186,547

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Amber Enterprises India Ltd.	2,285	$194,154
	Ambika Cotton Mills Ltd.	671	10,594
	Amrutanjan Health Care Ltd.	1,522	9,151
	Anant Raj Ltd.	23,144	119,427
	Angel One Ltd.	148,480	486,589
	Anup Engineering Ltd.	1,400	30,338
	Apar Industries Ltd.	5,389	705,652
	APL Apollo Tubes Ltd.	57,568	1,162,045
	Apollo Hospitals Enterprise Ltd.	3,755	303,642
	Apollo Tyres Ltd.	7,647	33,099
	Aptus Value Housing Finance India Ltd.	19,676	54,187
	Arvind Fashions Ltd.	24,134	113,820
	Arvind SmartSpaces Ltd.	4,403	28,815
	Ashapura Minechem Ltd.	2,437	16,265
	Ashiana Housing Ltd.	10,235	37,108
	Ashok Leyland Ltd.	1,062,128	1,830,754
*	Ashoka Buildcon Ltd.	41,864	59,497
	Asian Paints Ltd.	58,993	1,534,220
Ω	Aster DM Healthcare Ltd.	7,602	56,873
	Astra Microwave Products Ltd.	7,406	88,536
	Astral Ltd.	15,251	247,597
	AstraZeneca Pharma India Ltd.	1,479	129,204
Ω	AU Small Finance Bank Ltd.	8,656	92,743
	AurionPro Solutions Ltd.	5,307	49,071
	Automotive Axles Ltd.	548	10,627
	Avadh Sugar & Energy Ltd.	1,668	8,670
	Avantel Ltd.	27,576	43,302
	Avanti Feeds Ltd.	10,804	158,821
*Ω	Avenue Supermarts Ltd.	12,277	599,661
*	AvenuesAI Ltd.	215,377	31,563
*	AWL Agri Business Ltd.	29,745	61,670
	Axis Bank Ltd. (AXSB IN)	66,855	901,788
*	AXISCADES Technologies Ltd.	6,885	146,668
	Bajaj Auto Ltd.	7,145	758,302
*	Bajaj Consumer Care Ltd.	18,187	86,675
	Bajaj Finance Ltd.	252,210	2,512,329
		Shares	Value»
INDIA — (Continued)
	Bajaj Finserv Ltd.	32,088	$591,682
	Balaji Amines Ltd.	1,762	24,982
	Balrampur Chini Mills Ltd.	39,453	217,905
	Banco Products India Ltd.	7,160	46,752
Ω	Bandhan Bank Ltd.	216,689	461,553
	Bank of India	138,098	204,998
	Bank of Maharashtra	149,303	124,235
	BASF India Ltd.	4,120	158,873
	Bata India Ltd.	14,808	112,556
	Bayer CropScience Ltd.	4,956	251,342
	BEML Ltd.	9,636	182,854
	Berger Paints India Ltd.	78,865	393,504
*	BF Utilities Ltd.	6,688	39,269
	Bhansali Engineering Polymers Ltd.	24,745	25,110
	Bharat Bijlee Ltd.	1,886	62,390
	Bharat Electronics Ltd.	537,864	2,458,309
	Bharat Heavy Electricals Ltd.	140,817	525,002
	Bharat Petroleum Corp. Ltd.	219,760	702,666
	Bharat Rasayan Ltd.	1,172	17,206
	Bharti Airtel Ltd.	189,241	3,791,334
	Biocon Ltd.	67,582	256,361
	BirlaNu Ltd.	812	11,624
	Birlasoft Ltd.	54,584	213,504
	Black Box Ltd.	20,920	142,593
	Blue Dart Express Ltd.	709	40,919
	Blue Star Ltd.	28,323	534,303
	Bombay Burmah Trading Co.	6,371	101,044
	Bosch Ltd.	870	332,377
	Brigade Enterprises Ltd.	11,908	99,023
*	Brightcom Group Ltd.	280,280	28,137
	Britannia Industries Ltd.	16,319	985,911
*	Camlin Fine Sciences Ltd.	33,166	44,808
	Campus Activewear Ltd.	8,701	22,989
	Can Fin Homes Ltd.	23,469	216,526
*	Capacit'e Infraprojects Ltd.	12,030	32,174
	Caplin Point Laboratories Ltd.	6,444	116,426
	Carborundum Universal Ltd.	20,681	210,110
	Care Ratings Ltd.	849	14,955
*	Cartrade Tech Ltd.	6,926	119,109

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Carysil Ltd.	1,864	$17,710
	Castrol India Ltd.	167,976	328,635
	CCL Products India Ltd.	1,210	14,495
	CE Info Systems Ltd.	3,487	34,009
	Ceat Ltd.	3,239	118,488
	Cello World Ltd.	1,776	7,887
	Cemindia Projects Ltd.	23,769	205,378
	Central Depository Services India Ltd.	29,541	398,870
	Centum Electronics Ltd.	521	15,679
	Century Enka Ltd.	1,684	7,497
	Century Plyboards India Ltd.	20,485	173,439
	Cera Sanitaryware Ltd.	1,360	75,303
	CG Power & Industrial Solutions Ltd.	94,468	812,109
	Chalet Hotels Ltd.	5,660	45,155
	Chambal Fertilisers & Chemicals Ltd.	35,229	162,520
*	Chemplast Sanmar Ltd.	5,512	13,331
	Chennai Petroleum Corp. Ltd.	11,761	139,839
*	Choice International Ltd.	9,080	63,789
	Cholamandalam Financial Holdings Ltd.	24,973	408,881
	Cholamandalam Investment & Finance Co. Ltd.	73,280	1,220,688
	CIE Automotive India Ltd.	22,908	115,042
*	Cigniti Technologies Ltd.	2,958	37,150
	Clean Science & Technology Ltd.	2,279	19,824
	CMS Info Systems Ltd.	22,516	68,966
Ω	Cochin Shipyard Ltd.	21,148	389,791
	Coforge Ltd.	85,710	1,091,408
	Colgate-Palmolive India Ltd.	40,596	901,024
	Computer Age Management Services Ltd.	47,600	373,428
	Container Corp. of India Ltd.	34,714	186,806
	Coromandel International Ltd.	47,641	1,006,170
	Cosmo First Ltd.	1,123	8,477
		Shares	Value»
INDIA — (Continued)
	Craftsman Automation Ltd.	2,885	$234,465
*	CreditAccess Grameen Ltd.	12,386	170,202
	CRISIL Ltd.	4,179	189,250
	Crompton Greaves Consumer Electricals Ltd.	69,066	198,691
	Cummins India Ltd.	24,226	1,350,605
	Cyient Ltd.	17,513	162,058
*Ω	D.P. Abhushan Ltd.	943	10,349
	Dabur India Ltd.	59,337	277,779
	Datamatics Global Services Ltd.	1,949	15,259
	DB Corp. Ltd.	7,571	17,263
*	DCM Shriram International Ltd.	7,514	5,189
	Deep Industries Ltd.	3,825	19,706
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	210,443
	Deepak Nitrite Ltd.	14,395	265,372
*	Delhivery Ltd.	69,980	345,786
	Delta Corp. Ltd.	19,778	14,848
*	DEN Networks Ltd.	3,980	1,167
*	Dhanlaxmi Bank Ltd.	78,780	25,521
	Dhanuka Agritech Ltd.	4,458	50,957
*	Digitide Solutions Ltd.	21,752	22,232
Ω	Dilip Buildcon Ltd.	14,000	68,214
*	Dish TV India Ltd.	417,871	16,844
	Dixon Technologies India Ltd.	7,615	906,100
	Dodla Dairy Ltd.	2,492	28,789
Ω	Dr. Lal PathLabs Ltd.	19,982	290,742
#	Dr. Reddy's Laboratories Ltd., ADR	10,840	147,858
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	69,669	974,533
	Dynacons Systems & Solutions Ltd.	3,186	36,657
	eClerx Services Ltd.	16,206	245,452
	Eicher Motors Ltd.	15,100	1,136,357
*	EID Parry India Ltd.	27,259	243,818
	Eimco Elecon India Ltd.	645	10,872
	Elecon Engineering Co. Ltd.	19,406	104,544
	Elgi Equipments Ltd.	41,925	243,179
	Emami Ltd.	66,854	314,973
*	Embassy Developments Ltd.	66,790	32,567

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Endurance Technologies Ltd.	6,416	$158,517
	Engineers India Ltd.	53,759	144,072
	EPL Ltd.	62,952	151,456
*Ω	Equitas Small Finance Bank Ltd.	119,737	84,547
*Ω	Eris Lifesciences Ltd.	11,571	161,489
	ESAB India Ltd.	1,334	88,802
	Escorts Kubota Ltd.	8,042	279,084
*	Eternal Ltd.	159,024	416,539
*	Eureka Forbes Ltd.	10,298	55,077
	Eveready Industries India Ltd.	2,554	8,991
	Excel Industries Ltd.	1,401	14,166
	FDC Ltd.	13,171	51,229
	Federal Bank Ltd.	105,157	320,460
	Filatex India Ltd.	43,861	21,250
	Fine Organic Industries Ltd.	1,515	74,080
	Fineotex Chemical Ltd.	101,620	24,811
	Finolex Cables Ltd.	17,633	184,700
	Finolex Industries Ltd.	56,470	102,970
	Firstsource Solutions Ltd.	110,374	249,614
	Force Motors Ltd.	1,571	332,589
	Fortis Healthcare Ltd.	95,400	932,108
*	FSN E-Commerce Ventures Ltd.	212,455	600,867
*	Fusion Finance Ltd.	19,024	38,585
	G R Infraprojects Ltd.	1,451	14,303
	Gabriel India Ltd.	11,003	119,599
	Galaxy Surfactants Ltd.	4,382	86,703
	Ganesh Housing Ltd.	6,076	42,500
	Garware Hi-Tech Films Ltd.	873	37,055
	Gateway Distriparks Ltd.	66,948	40,895
	GE Vernova T&D India Ltd.	16,801	791,902
	GHCL Textiles Ltd.	10,074	9,633
	Gillette India Ltd.	1,864	157,200
Ω	Gland Pharma Ltd.	2,287	42,644
	GlaxoSmithKline Pharmaceuticals Ltd.	11,246	279,115
	Glenmark Pharmaceuticals Ltd.	25,958	658,401
	Global Health Ltd.	11,225	133,024
	Globus Spirits Ltd.	1,069	12,546
	GMM Pfaudler Ltd.	6,699	63,877
*	GMR Airports Ltd.	368,392	374,701
		Shares	Value»
INDIA — (Continued)
	GNA Axles Ltd.	2,031	$9,204
	Godrej Consumer Products Ltd.	41,872	474,531
*	Godrej Properties Ltd.	21,424	415,298
*	Gokul Agro Resources Ltd.	14,016	34,640
	Goldiam International Ltd.	9,589	38,434
	Granules India Ltd.	32,588	241,905
	Gravita India Ltd.	5,230	90,224
	Greaves Cotton Ltd.	27,270	47,762
	Greenlam Industries Ltd.	10,968	26,463
	Greenply Industries Ltd.	28,877	80,792
	Grindwell Norton Ltd.	4,821	79,400
	Gujarat Gas Ltd.	25,908	104,551
	Gujarat Pipavav Port Ltd.	75,513	124,096
	Gujarat State Fertilizers & Chemicals Ltd.	43,956	79,543
	Gujarat State Petronet Ltd.	86,224	260,209
	Gulf Oil Lubricants India Ltd.	3,376	35,293
*	Hathway Cable & Datacom Ltd.	100,039	11,599
	Hatsun Agro Product Ltd.	9,468	96,561
	Havells India Ltd.	32,078	420,927
	HBL Engineering Ltd.	22,713	191,927
	HCL Technologies Ltd.	129,196	1,646,388
Ω	HDFC Asset Management Co. Ltd.	19,970	574,480
Ω	HDFC Life Insurance Co. Ltd.	50,525	314,956
*	HealthCare Global Enterprises Ltd. HCG IN	15,212	92,627
	Heritage Foods Ltd.	11,224	42,676
	Hero MotoCorp Ltd. (HMCL IN)	22,400	1,213,038
	HFCL Ltd.	194,533	239,499
	HG Infra Engineering Ltd.	3,130	19,812
	Himadri Speciality Chemical Ltd.	30,118	193,876
	Himatsingka Seide Ltd.	18,367	17,282
*	Hinduja Global Solutions Ltd.	5,135	22,085

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Aeronautics Ltd.	21,208	$971,746
	Hindustan Copper Ltd.	31,109	178,250
*	Hindustan Foods Ltd.	5,182	26,904
	Hindustan Petroleum Corp. Ltd.	72,870	288,924
	Hindustan Unilever Ltd.	74,853	1,781,903
*	Hindware Home Innovation Ltd.	4,999	11,381
	Hitachi Energy India Ltd.	1,840	653,987
Ω	Home First Finance Co. India Ltd.	15,090	186,420
	Honda India Power Products Ltd.	808	19,786
	Housing & Urban Development Corp. Ltd.	67,216	159,610
	HPL Electric & Power Ltd.	3,653	13,758
*	Hubtown Ltd.	7,652	16,307
	ICICI Bank Ltd. (IBN US), Sponsored ADR	136,930	3,640,969
	ICICI Bank Ltd. (ICICIBC IN)	93,878	1,261,979
Ω	ICICI Lombard General Insurance Co. Ltd.	21,320	397,229
Ω	ICICI Prudential Life Insurance Co. Ltd.	40,878	221,729
	ICRA Ltd.	43	2,468
	IDFC First Bank Ltd.	1,239,328	915,797
*	IFB Industries Ltd.	2,098	25,158
*	IFCI Ltd.	156,797	97,469
	IIFL Capital Services Ltd.	47,129	157,125
	IIFL Finance Ltd.	1,233	6,024
*	Imagicaaworld Entertainment Ltd.	21,746	10,450
Ω	IndiaMart InterMesh Ltd.	4,815	106,984
Ω	Indian Energy Exchange Ltd.	53,641	70,982
	Indian Railway Catering & Tourism Corp. Ltd.	33,687	193,128
Ω	Indian Railway Finance Corp. Ltd.	215,994	239,878
	Indigo Paints Ltd.	5,162	47,201
	Indraprastha Gas Ltd.	84,020	147,218
	Indraprastha Medical Corp. Ltd.	14,570	62,517
	Info Edge India Ltd.	75,523	776,071
		Shares	Value»
INDIA — (Continued)
	Infosys Ltd. (INFO IN)	272,208	$3,429,178
#	Infosys Ltd. (INFY US), Sponsored ADR	235,252	2,931,240
	Innova Captab Ltd.	821	6,519
*	Inox Wind Ltd.	54,917	58,919
	Insecticides India Ltd.	1,206	8,927
	Intellect Design Arena Ltd.	13,903	109,967
	IOL Chemicals & Pharmaceuticals Ltd.	10,585	10,576
	ION Exchange India Ltd.	17,344	73,120
	IRB Infrastructure Developers Ltd.	802,180	183,764
Ω	IRCON International Ltd.	77,768	126,229
	ISGEC Heavy Engineering Ltd.	4,973	56,691
*	ITC Hotels Ltd.	6,149	10,493
	J Kumar Infraprojects Ltd.	8,288	45,564
	Jagran Prakashan Ltd.	8,300	5,802
	Jai Corp. Ltd.	4,884	5,962
*	Jain Irrigation Systems Ltd.	40,771	14,075
	Jammu & Kashmir Bank Ltd.	103,452	142,151
	Jamna Auto Industries Ltd.	41,400	53,364
	Jash Engineering Ltd.	3,840	17,100
	JB Chemicals & Pharmaceuticals Ltd.	18,676	403,915
	Jindal Poly Films Ltd.	4,062	31,129
	Jindal Saw Ltd.	40,752	96,891
	Jindal Stainless Ltd.	22,846	186,038
	Jio Financial Services Ltd.	183,847	480,914
*	JITF Infralogistics Ltd.	984	3,117
	JK Paper Ltd.	17,350	66,065
	JM Financial Ltd.	166,245	242,998
	JSW Dulux Ltd.	3,858	120,422
	JTEKT India Ltd.	6,810	9,847
	Jubilant Pharmova Ltd.	12,704	125,395
	Jupiter Wagons Ltd.	21,015	62,903
*	Just Dial Ltd.	1,940	10,872
	Jyothy Labs Ltd.	32,517	91,637
*	Jyoti Structures Ltd.	183,985	26,098
	Kalpataru Projects International Ltd.	27,940	369,768
	Kalyan Jewellers India Ltd.	55,036	240,782

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kansai Nerolac Paints Ltd.	62,903	$130,404
	Karnataka Bank Ltd.	46,083	130,884
	Kaveri Seed Co. Ltd.	5,664	58,277
	KDDL Ltd.	1,379	34,637
	KEC International Ltd.	32,737	193,917
	KEI Industries Ltd.	16,302	841,998
*	Kellton Tech Solutions Ltd.	127,720	21,000
	Kennametal India Ltd.	603	17,380
*	Kiri Industries Ltd.	4,098	17,874
	Kirloskar Brothers Ltd.	5,926	108,724
	Kirloskar Industries Ltd.	167	5,815
	Kirloskar Oil Engines Ltd.	24,296	438,669
	Kirloskar Pneumatic Co. Ltd.	3,480	54,929
	KNR Constructions Ltd.	32,849	43,721
*	Kolte-Patil Developers Ltd.	8,425	34,179
	Kotak Mahindra Bank Ltd.	286,595	1,165,308
	KPIT Technologies Ltd.	48,178	388,287
	KRBL Ltd.	2,328	9,014
*Ω	Krishna Institute of Medical Sciences Ltd.	42,752	301,517
	Krsnaa Diagnostics Ltd.	1,566	9,694
	KSB Ltd.	13,940	143,389
	Laxmi Organic Industries Ltd.	6,427	9,899
	LG Balakrishnan & Bros Ltd.	3,409	64,043
	LIC Housing Finance Ltd.	104,346	613,185
	Lloyds Engineering Works Ltd.	47,281	28,949
	Lloyds Metals & Energy Ltd.	24,249	451,112
	LMW Ltd.	497	75,831
Ω	Lodha Developers Ltd.	28,606	271,340
	LT Foods Ltd.	45,711	208,369
	Lumax Auto Technologies Ltd.	5,511	94,916
	Lumax Industries Ltd.	391	21,145
	Lupin Ltd.	24,499	600,676
	LUX Industries Ltd.	742	11,062
	Mahanagar Gas Ltd.	9,182	110,010
	Maharashtra Scooters Ltd.	348	44,959
		Shares	Value»
INDIA — (Continued)
	Maharashtra Seamless Ltd.	5,712	$38,679
	Mahindra & Mahindra Financial Services Ltd.	5,459	17,997
	Mahindra & Mahindra Ltd.	105,659	3,461,633
*	Mahindra Holidays & Resorts India Ltd.	7,103	18,580
	Mahindra Lifespace Developers Ltd.	15,122	54,243
Ω	Mahindra Logistics Ltd.	3,049	13,004
*	Man Industries India Ltd.	4,913	27,621
	Man Infraconstruction Ltd.	27,104	34,574
	Manappuram Finance Ltd.	106,552	334,049
	Mangalore Refinery & Petrochemicals Ltd.	13,130	23,385
	Mankind Pharma Ltd.	422	10,033
	Manorama Industries Ltd.	892	14,120
	Marico Ltd.	157,613	1,292,243
	Marksans Pharma Ltd.	60,249	118,323
	Maruti Suzuki India Ltd.	7,904	1,115,605
Ω	MAS Financial Services Ltd.	11,088	39,957
	Mastek Ltd.	4,333	78,242
Ω	Matrimony.com Ltd.	647	2,863
*	Max Estates Ltd.	2,634	10,843
*	Max Financial Services Ltd.	29,521	496,281
	Max Healthcare Institute Ltd.	68,211	716,926
*	Max India Ltd.	3,985	6,557
	Mayur Uniquoters Ltd.	7,327	42,518
	Mazagon Dock Shipbuilders Ltd.	10,184	295,094
*Ω	Medi Assist Healthcare Services Ltd.	5,543	20,088
*	Medplus Health Services Ltd.	4,409	40,978
*	Meghmani Organics Ltd.	41,024	21,379
Ω	Metropolis Healthcare Ltd.	23,040	116,470
	Minda Corp. Ltd.	13,812	75,664
	MOIL Ltd.	8,698	28,600
	Monte Carlo Fashions Ltd.	2,014	12,000

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Morepen Laboratories Ltd.	11,209	$4,932
	Motherson Sumi Wiring India Ltd.	673,114	291,344
	Mphasis Ltd.	31,714	765,109
	MPS Ltd.	1,347	23,658
*	Nalwa Sons Investments Ltd.	572	34,771
	Narayana Hrudayalaya Ltd.	21,959	411,479
	Natco Pharma Ltd.	13,148	152,079
*Ω	Navkar Corp. Ltd.	12,774	13,516
	Navneet Education Ltd.	15,429	23,673
*	Nazara Technologies Ltd.	22,283	62,192
	NBCC India Ltd.	112,297	109,699
	NELCO Ltd.	2,476	18,365
	Neogen Chemicals Ltd.	391	6,745
*	Network18 Media & Investments Ltd.	11,796	4,303
	Newgen Software Technologies Ltd.	13,790	74,258
	NHPC Ltd.	666,952	589,142
	NIIT Learning Systems Ltd.	26,577	87,098
	NIIT Ltd.	22,321	16,585
	Nilkamal Ltd.	2,078	28,606
Ω	Nippon Life India Asset Management Ltd.	50,731	543,218
	NOCIL Ltd.	17,104	32,643
	Novartis India Ltd.	464	5,055
	NRB Bearings Ltd.	9,283	27,708
	Nucleus Software Exports Ltd.	2,868	24,505
	Nuvama Wealth Management Ltd.	14,519	204,661
	Oberoi Realty Ltd.	27,901	493,185
	Olectra Greentech Ltd.	1,611	21,159
	One 97 Communications Ltd.	53,706	624,231
*	Onesource Specialty Pharma Ltd.	2,650	49,088
*	Optiemus Infracom Ltd.	1,802	7,990
	Oracle Financial Services Software Ltd.	6,471	669,359
	Orient Electric Ltd.	29,254	57,456
	Page Industries Ltd.	1,503	591,307
	Paisalo Digital Ltd.	128,021	67,734
		Shares	Value»
INDIA — (Continued)
	Panama Petrochem Ltd.	8,339	$24,884
*	Paramount Communications Ltd.	12,191	5,146
*	Patel Engineering Ltd.	107,709	32,322
*	PC Jeweller Ltd.	869,550	86,827
	PCBL Chemical Ltd.	16,670	51,066
	PDS Ltd.	7,840	22,983
	Pearl Global Industries Ltd.	4,006	65,785
	Persistent Systems Ltd.	31,305	1,600,811
	Petronet LNG Ltd.	296,521	874,623
	Phoenix Mills Ltd.	32,406	605,401
	PI Industries Ltd.	16,054	522,191
	Pidilite Industries Ltd.	56,814	828,505
*	Piramal Finance Ltd.	14,725	310,699
	Piramal Pharma Ltd.	64,175	110,099
	Pitti Engineering Ltd.	3,818	39,327
	PIX Transmissions Ltd.	502	8,225
Ω	PNB Housing Finance Ltd.	32,496	358,991
	PNC Infratech Ltd.	16,921	38,190
	Pokarna Ltd.	272	2,534
	Poly Medicure Ltd.	911	14,656
	Polycab India Ltd.	7,945	680,525
	Polyplex Corp. Ltd.	6,178	61,952
*	Poonawalla Fincorp Ltd.	46,243	205,317
	Power Finance Corp. Ltd.	462,472	2,198,460
	Power Grid Corp. of India Ltd.	448,254	1,512,579
	Power Mech Projects Ltd.	4,158	110,181
	Praj Industries Ltd.	30,006	129,675
Ω	Prataap Snacks Ltd.	989	10,444
	Precision Wires India Ltd.	16,037	72,320
	Premier Explosives Ltd. (PRE IN)	4,205	25,027
	Prestige Estates Projects Ltd.	8,911	133,010
	Pricol Ltd.	12,224	74,072
	Prince Pipes & Fittings Ltd.	1,405	3,835
	Privi Speciality Chemicals Ltd.	1,728	61,276
	Procter & Gamble Health Ltd.	2,524	138,693

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Hygiene & Health Care Ltd.	283	$30,501
*	PSP Projects Ltd.	1,462	12,262
*	PTC India Financial Services Ltd.	92,542	30,525
	PTC India Ltd.	119,739	266,922
	Punjab National Bank	13,442	15,592
*	Puravankara Ltd.	12,820	29,074
Ω	Quess Corp. Ltd.	16,181	33,827
	R Systems International Ltd.	11,560	32,391
	Radico Khaitan Ltd.	7,280	264,210
	Rail Vikas Nigam Ltd.	95,639	302,328
*	Rajesh Exports Ltd.	13,608	17,163
	Rallis India Ltd.	21,613	60,636
	Ram Ratna Wires Ltd.	6,014	28,270
*	Ramco Systems Ltd.	2,608	11,364
	Ramkrishna Forgings Ltd.	33,101	209,240
*	Ramky Infrastructure Ltd.	2,084	11,099
	Rane Holdings Ltd.	2,135	25,419
	Rane Madras Ltd.	711	6,122
*	Rategain Travel Technologies Ltd.	3,124	20,016
	Ratnamani Metals & Tubes Ltd.	6,847	191,447
*	Raymond Lifestyle Ltd.	2,051	17,416
*	Raymond Ltd.	2,564	12,728
*	Raymond Realty Ltd.	2,564	12,091
Ω	RBL Bank Ltd.	60,562	216,870
	REC Ltd.	372,965	1,403,926
	Redington Ltd.	247,667	566,848
	Redtape Ltd.	42,370	57,790
	Reliance Industrial Infrastructure Ltd.	1,327	10,976
*	Religare Enterprises Ltd.	23,726	55,393
	Responsive Industries Ltd.	2,069	3,488
	Rhi Magnesita India Ltd.	2,478	10,601
	RITES Ltd.	28,130	65,173
	Rossari Biotech Ltd.	1,740	8,820
	Route Mobile Ltd.	6,572	36,715
	RPG Life Sciences Ltd.	824	19,990
*	RSWM Ltd.	4,197	7,283
	Safari Industries India Ltd.	3,880	57,783
	Saksoft Ltd.	13,898	20,870
		Shares	Value»
INDIA — (Continued)
*Ω	Salasar Techno Engineering Ltd.	76,968	$6,042
*	Sammaan Capital Ltd.	11,225	17,276
	Samvardhana Motherson International Ltd.	665,228	857,618
	Sandhar Technologies Ltd.	3,542	18,724
	Sangam India Ltd.	1,378	7,524
	Sanghvi Movers Ltd.	12,138	41,175
	Sanofi Consumer Healthcare India Ltd.	2,689	135,237
	Sanofi India Ltd.	2,689	96,722
Ω	Sansera Engineering Ltd.	6,029	161,742
	Saregama India Ltd.	7,887	28,504
	Sasken Technologies Ltd.	1,565	21,832
	Savita Oil Technologies Ltd.	12,025	45,734
	SBI Cards & Payment Services Ltd.	39,992	273,311
Ω	SBI Life Insurance Co. Ltd.	49,102	943,557
	Schaeffler India Ltd.	12,188	534,629
*	Schneider Electric Infrastructure Ltd.	15,296	201,534
*	SEAMEC Ltd.	2,784	47,074
	Senco Gold Ltd.	9,320	30,959
*	SEPC Ltd.	308,956	26,561
Ω	SH Kelkar & Co. Ltd.	22,091	34,041
	Shakti Pumps India Ltd.	19,098	114,769
*	Shankara Buildpro Ltd.	2,509	29,704
	Shanthi Gears Ltd.	3,701	18,846
	Sharda Cropchem Ltd.	11,711	132,985
	Share India Securities Ltd.	8,625	12,450
*	Sheela Foam Ltd.	4,950	26,901
	Shilpa Medicare Ltd.	14,210	61,694
	Shivalik Bimetal Controls Ltd.	7,392	45,984
*	Shoppers Stop Ltd.	7,133	22,266
	Shriram Finance Ltd.	107,461	1,070,075
	Siemens Energy India Ltd.	3,972	138,011
*	Siemens Ltd.	3,972	160,791
Ω	Sirca Paints India Ltd.	3,688	16,485
	SIS Ltd.	11,699	43,534
	SJS Enterprises Ltd.	3,083	59,346
	SJVN Ltd.	175,170	146,804

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	SKF India Industrial Ltd.	6,470	$150,589
	SKF India Ltd.	6,470	117,755
	Skipper Ltd.	2,652	13,384
	SML Mahindra Ltd.	440	17,442
	Sobha Ltd.	7,027	106,504
*	Solara Active Pharma Sciences Ltd.	2,170	11,521
	Somany Ceramics Ltd.	3,868	19,279
	Sonata Software Ltd.	74,871	202,704
	SP Apparels Ltd.	525	4,533
	SRF Ltd.	9,380	251,074
	State Bank of India (SBID LI), GDR	485	55,379
	Stove Kraft Ltd.	1,809	10,444
	Strides Pharma Science Ltd.	17,020	187,356
*	Stylam Industries Ltd.	1,747	41,327
	Styrenix Performance Materials Ltd.	1,162	27,870
*	Subex Ltd.	108,975	10,804
	Subros Ltd.	3,035	25,012
	Sudarshan Chemical Industries Ltd.	5,116	49,611
*	Sudarshan Colorants India Ltd.	2,654	9,804
	Sumitomo Chemical India Ltd.	11,897	52,844
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	62,988	1,207,719
	Sun TV Network Ltd.	27,383	176,341
	Sundaram Finance Ltd.	9,248	442,229
	Sunteck Realty Ltd.	12,565	45,292
	Suprajit Engineering Ltd.	15,139	66,609
	Supreme Industries Ltd.	14,773	568,668
	Supreme Petrochem Ltd.	23,339	186,274
	Surya Roshni Ltd.	18,449	49,222
*	Suryoday Small Finance Bank Ltd.	11,567	18,726
*	Suzlon Energy Ltd.	1,839,852	1,085,798
	Swan Corp. Ltd.	12,739	45,272
	Swaraj Engines Ltd.	2,717	114,004
	Symphony Ltd.	5,252	47,186
Ω	Syngene International Ltd.	39,029	193,427
	Talbros Automotive Components Ltd.	3,456	12,095
	Tanla Platforms Ltd.	12,807	69,517
		Shares	Value»
INDIA — (Continued)
	Tata Communications Ltd.	27,477	$461,251
	Tata Consultancy Services Ltd.	119,207	3,129,403
	Tata Consumer Products Ltd.	43,414	526,041
	Tata Elxsi Ltd.	10,858	475,787
*	Tata Motors Ltd./new	301,394	1,317,202
	Tata Motors Passenger Vehicles Ltd.	301,394	1,092,473
	Tata Technologies Ltd.	9,633	59,258
	TCPL Packaging Ltd.	151	4,199
	TD Power Systems Ltd.	26,003	319,645
*	TeamLease Services Ltd.	1,462	18,988
	Tech Mahindra Ltd.	68,745	1,074,809
	Techno Electric & Engineering Co. Ltd.	2,302	31,297
	Tega Industries Ltd.	2,443	43,409
	Texmaco Rail & Engineering Ltd.	111,313	124,781
	Thanga Mayil Jewellery Ltd.	3,021	126,184
	Thejo Engineering Ltd.	340	6,431
	Thermax Ltd.	2,737	117,604
	Thirumalai Chemicals Ltd.	19,514	42,150
	Thomas Cook India Ltd.	39,648	39,309
Ω	Thyrocare Technologies Ltd.	16,506	70,006
	Tilaknagar Industries Ltd.	26,662	131,502
	Time Technoplast Ltd.	108,326	222,663
	Timken India Ltd.	7,798	281,608
	Tips Music Ltd.	12,301	84,106
	Titagarh Rail System Ltd.	16,121	131,939
	Titan Co. Ltd.	67,161	3,119,916
	Torrent Pharmaceuticals Ltd.	21,295	942,395
	Tourism Finance Corp. of India Ltd.	104,145	79,715
	Transport Corp. of India Ltd.	6,079	59,681
	Trent Ltd.	19,021	835,756
	Triveni Engineering & Industries Ltd.	20,609	89,905
	Triveni Turbine Ltd.	30,616	185,925
	TTK Prestige Ltd.	6,313	33,695

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tube Investments of India Ltd.	13,141	$411,345
	TVS Holdings Ltd.	1,521	228,230
	TVS Motor Co. Ltd.	49,626	1,837,271
	Uflex Ltd.	12,421	58,657
	United Breweries Ltd.	10,448	160,738
	United Spirits Ltd.	69,315	972,818
	UNO Minda Ltd.	30,086	354,631
	UPL Ltd.	176,425	1,201,274
	Usha Martin Ltd.	15,934	75,689
*	V2 Retail Ltd.	15,760	32,811
	VA Tech Wabag Ltd.	17,914	285,578
	Vadilal Industries Ltd.	537	26,772
	Vaibhav Global Ltd.	14,609	33,771
Ω	Varroc Engineering Ltd.	9,736	54,626
	Varun Beverages Ltd.	128,350	702,661
	Vedant Fashions Ltd.	8,558	38,713
	Veedol Corp. Ltd.	1,780	26,746
	Vesuvius India Ltd.	21,770	118,522
	V-Guard Industries Ltd.	45,354	160,012
	Vijaya Diagnostic Centre Ltd.	2,128	25,514
	Vimta Labs Ltd.	2,890	13,991
	Vinati Organics Ltd.	3,605	50,659
	Vindhya Telelinks Ltd.	1,234	17,964
*	Vodafone Idea Ltd.	1,971,086	212,483
	Voltamp Transformers Ltd.	1,435	177,901
	Voltas Ltd.	45,021	685,377
	VST Tillers Tractors Ltd.	993	55,008
	Welspun Corp. Ltd.	22,839	306,077
	Welspun Enterprises Ltd.	19,581	108,576
	West Coast Paper Mills Ltd.	5,706	29,276
	Wheels India Ltd.	1,253	16,059
	Whirlpool of India Ltd.	3,492	36,444
	Windlas Biotech Ltd.	1,839	16,602
	Wipro Ltd.	270,374	577,683
*	Wockhardt Ltd.	16,324	241,143
	Wonderla Holidays Ltd.	4,843	27,070
*	Yes Bank Ltd.	865,947	183,544
	Zee Entertainment Enterprises Ltd.	261,090	248,826
	Zensar Technologies Ltd.	39,496	215,324
	ZF Commercial Vehicle Control Systems India Ltd.	296	45,740
		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	41,717	$394,799
	Zydus Wellness Ltd.	21,685	116,399
TOTAL INDIA			159,479,456
INDONESIA — (0.2%)
	Adi Sarana Armada Tbk. PT	440,500	20,549
*	Alam Sutera Realty Tbk. PT	2,532,800	19,465
	Arwana Citramulia Tbk. PT	996,500	28,483
	Aspirasi Hidup Indonesia Tbk. PT	1,335,500	27,643
	Astra Otoparts Tbk. PT	208,600	30,998
	Avia Avian Tbk. PT	2,422,700	54,087
*	Bank Aladin Syariah Tbk. PT	249,500	8,367
*	Bank Jago Tbk. PT	175,800	13,280
*	Bank Neo Commerce Tbk. PT	2,335,300	41,392
	Bank Tabungan Negara Persero Tbk. PT	848,800	66,619
*	Barito Pacific Tbk. PT	688,077	73,107
	Blue Bird Tbk. PT	152,000	13,567
*	Bukalapak.com Tbk. PT	18,983,100	163,684
*	Capital Financial Indonesia Tbk. PT	237,300	18,477
	Chandra Asri Pacific Tbk. PT	118,600	36,362
	Cisarua Mountain Dairy Tbk. PT	248,700	60,824
	Dayamitra Telekomunikasi PT	1,834,800	54,685
	Elang Mahkota Teknologi Tbk. PT	2,711,000	129,549
	Erajaya Swasembada Tbk. PT	3,037,600	71,978
	Gajah Tunggal Tbk. PT	256,600	17,729
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	45,058
	Hexindo Adiperkasa Tbk. PT	63,500	16,287
*	Impack Pratama Industri Tbk. PT	2,204,000	282,892
	Indofood CBP Sukses Makmur Tbk. PT	131,900	51,733

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indomobil Sukses Internasional Tbk. PT	502,700	$30,961
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,653,623	47,678
*††	Inti Agri Resources Tbk. PT	550,900	0
	Jasa Marga Persero Tbk. PT	444,600	76,151
	Jaya Real Property Tbk. PT	709,100	44,797
	Kalbe Farma Tbk. PT	2,381,000	119,360
	Kawasan Industri Jababeka Tbk. PT	1,676,900	17,452
	Map Aktif Adiperkasa PT	1,579,600	55,810
	Mayora Indah Tbk. PT	468,700	46,207
*	MD Entertainment Tbk. PT	317,350	43,671
*	Media Nusantara Citra Tbk. PT	2,337,100	32,723
	Medikaloka Hermina Tbk. PT	1,401,900	93,132
	Metrodata Electronics Tbk. PT	2,268,400	74,102
	Midi Utama Indonesia Tbk. PT	645,600	12,844
	Mitra Adiperkasa Tbk. PT	1,600,100	112,628
	Mitra Keluarga Karyasehat Tbk. PT	422,900	47,107
	Mitra Pinasthika Mustika Tbk. PT	395,200	22,503
*	MNC Digital Entertainment Tbk. PT	621,800	28,765
*	Panin Financial Tbk. PT	2,877,000	40,323
*	Paninvest Tbk. PT	332,500	14,881
	Pantai Indah Kapuk Dua Tbk. PT	82,100	40,140
*††	Pool Advista Indonesia Tbk. PT	64,100	35
	Puradelta Lestari Tbk. PT	4,085,000	33,327
*	Sarana Meditama Metropolitan Tbk. PT	696,400	13,352
	Sarana Menara Nusantara Tbk. PT	3,692,300	101,504
	Selamat Sempurna Tbk. PT	570,200	59,306
		Shares	Value»
INDONESIA — (Continued)
*	Sentul City Tbk. PT	3,492,600	$21,444
	Sumber Alfaria Trijaya Tbk. PT	1,957,000	149,766
	Surya Citra Media Tbk. PT	2,428,300	35,110
	Surya Semesta Internusa Tbk. PT	1,772,300	182,962
	Tempo Scan Pacific Tbk. PT	253,800	35,785
	Unilever Indonesia Tbk. PT	1,558,600	138,424
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,334
*††	Wijaya Karya Persero Tbk. PT	2,100,600	4,642
TOTAL INDONESIA			3,129,041
KUWAIT — (0.6%)
	A'ayan Real Estate Co. SAK	53,586	28,978
*	Acico Industries Co. KSC	62,556	89,255
	Agility Public Warehousing Co. KSCC	277,010	129,969
	Al Ahli Bank of Kuwait KSCP	191,679	174,114
	Ali Alghanim Sons Automotive Co. KSCC	49,094	160,958
††	Arabi Group Holding KSC	28,682	6,716
	Arzan Financial Group for Financing & Investment KPSC	235,613	278,246
*	Asiya Capital Investments Co. KSCP	206,003	27,884
	Beyout Holding Co. KPSC	9,958	12,052
	Boubyan Bank KSCP	54,865	121,261
	Boubyan Petrochemicals Co. KSCP	94,328	188,430
	Burgan Bank SAK	241,442	157,813
	Combined Group Contracting Co. SAK	17,825	55,692
	Commercial Facilities Co. SAKP	74,507	74,724
	Gulf Bank KSCP	344,977	380,868

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Gulf Cables & Electrical Industries Group Co. KSCP	24,645	$155,247
	Heavy Engineering & Ship Building Co. KSCP	56,598	142,150
	Humansoft Holding Co. KSC	24,673	192,780
*	IFA Hotels & Resorts-KPSC	5,459	15,710
	Injazzat Real Estate Development Co. KSCP	25,536	14,738
	Integrated Holding Co. KCSC	47,085	64,510
	KAMCO Investment Co. KSC	54,293	35,615
	Kuwait Finance House KSCP	788,603	2,026,166
	Kuwait Financial Centre SAK	66,525	30,992
	Kuwait Insurance Co. SAK	34,849	84,820
	Kuwait International Bank KSCP	112,794	99,837
	Kuwait Investment Co. SAK	60,453	38,408
*	Kuwait Real Estate Co. KSC	198,208	224,327
	Kuwait Telecommunications Co.	51,876	109,232
	Mezzan Holding Co. KSCC	35,057	146,124
	National Bank of Kuwait SAKP	571,385	1,598,757
*	National Consumer Holding Co. SAK	61,028	21,249
	National Industries Group Holding SAK	386,188	325,855
*	Privatization Holding Co. KSCP	149,482	34,576
	Salhia Real Estate Co. KSCP	96,984	124,511
*	Securities House KSC	52,514	13,938
††	Sultan Center Food Products Co. KSC	30,168	1,766
*	United Real Estate Co. SAKP	27,442	23,988
*	Warba Bank KSCP	636,042	602,777
TOTAL KUWAIT			8,015,033
		Shares	Value»
MALAYSIA — (0.9%)
	99 Speed Mart Retail Holdings Bhd.	55,700	$48,476
	Able Global Bhd.	28,800	10,974
#	Aeon Co. M Bhd.	108,000	31,568
	AEON Credit Service M Bhd.	21,700	32,315
	Ajinomoto Malaysia Bhd.	4,200	13,102
	Alliance Bank Malaysia Bhd.	32,100	37,714
	Allianz Malaysia Bhd.	9,500	49,510
	AME Elite Consortium Bhd.	38,000	14,563
	AMMB Holdings Bhd. (AMM MK)	215,800	334,388
	Ancom Nylex Bhd.	328,529	74,103
*	Astro Malaysia Holdings Bhd.	288,400	5,108
	Aurelius Technologies Bhd.	70,800	12,956
#	Bank Islam Malaysia Bhd.	168,500	99,369
*	Berjaya Corp. Bhd.	475,686	31,243
#*	Berjaya Property Bhd.	294,800	19,322
*	Bermaz Auto Bhd.	317,700	75,697
#*	Bumi Armada Bhd.	563,500	56,948
*	Cape Ems Bhd.	186,000	13,814
	Carlsberg Brewery Malaysia Bhd.	33,900	142,066
*	Chin Hin Group Bhd.	64,300	33,879
	CIMB Group Holdings Bhd.	362,705	700,459
*	Coastal Contracts Bhd.	57,700	16,712
#*	D&O Green Technologies Bhd.	126,900	15,149
	Dayang Enterprise Holdings Bhd.	229,720	117,164
#	Dialog Group Bhd.	461,800	264,254
	DRB-Hicom Bhd.	74,900	22,295
	Dutch Lady Milk Industries Bhd.	3,900	32,056
	Eastern & Oriental Bhd.	171,500	35,030
	Eco World Development Group Bhd.	183,900	95,629
*	Ekovest Bhd.	499,300	29,026
*	Ewi Capital Bhd.	120,600	5,636
#	Frontken Corp. Bhd.	304,200	324,649
#	Gamuda Bhd.	326,892	364,769
	Gas Malaysia Bhd.	94,400	128,452
	Genting Malaysia Bhd.	495,700	247,233

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Greatech Technology Bhd.	165,800	$100,430
	Guan Chong Bhd.	68,833	14,313
	Heineken Malaysia Bhd.	35,100	202,238
	Hextar Global Bhd.	292,400	55,591
	Hong Leong Industries Bhd.	20,200	88,208
#	Hup Seng Industries Bhd.	52,600	13,187
#	IHH Healthcare Bhd.	120,700	268,134
	IJM Corp. Bhd.	149,000	90,717
	ITMAX SYSTEM Bhd.	60,900	74,426
*	JCY International Bhd.	193,400	16,903
	Kelington Group Bhd.	146,100	220,118
	Kerjaya Prospek Group Bhd.	90,395	50,844
	KPJ Healthcare Bhd.	199,700	167,593
	KSL Holdings Bhd.	77,220	59,663
#	LBS Bina Group Bhd.	288,730	34,275
	LPI Capital Bhd.	61,900	231,210
#	Magni-Tech Industries Bhd.	50,166	23,793
#	Magnum Bhd.	216,645	69,913
	Mah Sing Group Bhd.	316,400	87,989
	Malayan Banking Bhd.	299,309	835,859
	Malaysian Resources Corp. Bhd.	398,629	35,733
#	Matrix Concepts Holdings Bhd.	227,025	77,320
#	MBM Resources Bhd.	18,900	24,197
#	MNRB Holdings Bhd.	105,800	66,201
#Ω	Mr. DIY Group M Bhd.	416,950	175,606
*	MSM Malaysia Holdings Bhd.	42,100	8,816
#	Muhibbah Engineering M Bhd.	139,200	18,952
*	NEXG Bhd.	31,600	2,357
††	Nylex Malaysia Bhd.	2,285	26
#	OCK Group Bhd.	100,800	9,915
	Padini Holdings Bhd.	134,100	49,658
#	Paramount Corp. Bhd.	90,300	23,006
	PBA Holdings Bhd.	17,300	7,982
	Pecca Group Bhd.	38,700	14,435
	Perak Transit Bhd.	59,199	3,657
	Petron Malaysia Refining & Marketing Bhd.	24,600	27,352
	Petronas Chemicals Group Bhd.	108,700	162,238
#	Petronas Dagangan Bhd.	60,800	309,671
	Power Root Bhd.	33,600	9,893
	Public Bank Bhd.	193,600	228,290
		Shares	Value»
MALAYSIA — (Continued)
#	RCE Capital Bhd.	121,600	$34,964
	REDtone Digital Bhd.	24,200	2,048
	RGB International Bhd.	253,600	14,060
	RHB Bank Bhd.	136,657	280,211
*	Salcon Bhd.	121,000	7,020
	Sam Engineering & Equipment M Bhd.	43,000	42,446
	Scientex Bhd.	225,000	214,344
	Sime Darby Bhd.	893,400	486,930
#	Sime Darby Property Bhd.	518,200	185,489
#*	Solarvest Holdings Bhd.	32,100	22,021
#	Southern Cable Group Bhd.	106,400	50,814
	SP Setia Bhd. Group	451,564	118,599
#	Sports Toto Bhd.	289,882	98,781
#	Sunway Bhd.	64,500	87,348
#	Sunway Construction Group Bhd.	78,400	135,186
*	Sunway Healthcare Holdings Bhd., Class B	6,450	3,069
	Syarikat Takaful Malaysia Keluarga Bhd.	91,767	76,805
	Taliworks Corp. Bhd.	120,500	13,643
	Telekom Malaysia Bhd.	35,500	66,944
	TIME dotCom Bhd.	177,700	270,353
#*	Tropicana Corp. Bhd.	190,196	58,145
#	Uchi Technologies Bhd.	66,700	47,101
#	UEM Sunrise Bhd.	237,400	38,744
	Velesto Energy Bhd.	854,800	73,151
#	ViTrox Corp. Bhd.	44,000	60,505
	VS Industry Bhd.	541,195	28,762
	Wasco Bhd.	54,800	15,351
*	WCT Holdings Bhd.	171,415	20,542
	Wellcall Holdings Bhd.	99,500	30,849
	Westports Holdings Bhd.	72,312	103,874
#	Yinson Holdings Bhd.	514,366	277,795
#	YTL Corp. Bhd.	279,720	144,062
	YTL Power International Bhd.	109,560	105,554
	Zetrix Ai Bhd.	2,407,454	498,575
TOTAL MALAYSIA			11,210,422
MEXICO — (1.9%)
*	Alpek SAB de CV	108,644	77,743
#	Alsea SAB de CV	40,251	118,690

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	America Movil SAB de CV (2228390D US), ADR	50,735	$1,349,551
	America Movil SAB de CV (AMXB MM)	451,926	601,240
#	Arca Continental SAB de CV	50,506	607,136
*	Axtel SAB de CV	50,105	7,831
Ω	Banco del Bajio SA	149,719	471,137
#	Becle SAB de CV	57,550	46,617
	Bolsa Mexicana de Valores SAB de CV	54,708	123,080
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	48,765	493,973
	Consorcio ARA SAB de CV	302,667	80,221
	Corp. Inmobiliaria Vesta SAB de CV	162,823	581,068
	Corporativo Fragua SAB de CV	1,008	28,390
	El Puerto de Liverpool SAB de CV, Class C1	31,564	186,545
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	90,226	1,065,709
#	Genomma Lab Internacional SAB de CV, Class B	328,961	309,404
	Gentera SAB de CV	247,530	646,864
	Gruma SAB de CV, Class B	28,834	501,279
	Grupo Aeroportuario del Centro Norte SAB de CV	95,921	1,265,695
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	67,414	1,697,806
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	131	32,995
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,311	706,796
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	4,774	145,167
#	Grupo Bimbo SAB de CV	211,753	719,804
		Shares	Value»
MEXICO — (Continued)
#	Grupo Carso SAB de CV	18,695	$142,691
#	Grupo Comercial Chedraui SA de CV	107,998	631,908
	Grupo Financiero Banorte SAB de CV, Class O	240,633	2,622,395
	Grupo Financiero Inbursa SAB de CV, Class O	227,059	558,923
	Grupo Herdez SAB de CV	40,274	153,548
*	Grupo Hotelero Santa Fe SAB de CV	135,595	38,811
	Grupo Mexico SAB de CV	210,161	2,303,909
*	Grupo Nutrisa SAB de CV	40,274	9,061
#	Grupo Rotoplas SAB de CV	27,955	20,516
	Grupo Televisa SAB (TLEVICPO MM)	348,238	198,754
*	Industrias Penoles SAB de CV	34,695	1,759,726
	La Comer SAB de CV	122,029	275,654
	Megacable Holdings SAB de CV	137,363	483,053
*	Ollamani SAB	20,801	91,689
	Operadora De Sites Mexicanos SAB de CV, Class A-1	75,389	71,727
*	Orbia Advance Corp. SAB de CV	262,924	313,519
	Organizacion Soriana SAB de CV, Class B	37,341	71,610
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	56,141	888,884
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	5,771	66,073
#	Qualitas Controladora SAB de CV	43,772	437,708
	Regional SAB de CV	68,886	578,345
#*	Sitios Latinoamerica SAB de CV	97,961	30,170

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Wal-Mart de Mexico SAB de CV	494,130	$1,562,286
TOTAL MEXICO			25,175,701
PERU — (0.1%)
	Credicorp Ltd.	4,963	1,608,856
	Intercorp Financial Services, Inc.	4,167	185,765
TOTAL PERU			1,794,621
PHILIPPINES — (0.2%)
	ACEN Corp.	1,207,000	55,864
	Alliance Global Group, Inc.	432,600	60,177
	Apex Mining Co., Inc.	538,000	143,378
	Ayala Corp.	12,600	95,803
	Ayala Land, Inc.	268,500	66,064
*	AyalaLand Logistics Holdings Corp.	407,000	7,560
	Bank of the Philippine Islands	122,482	178,326
	BDO Unibank, Inc.	87,993	164,543
*	Bloomberry Resorts Corp.	339,900	11,089
	Cebu Landmasters, Inc.	258,680	9,528
	China Banking Corp.	14,880	14,562
	Converge Information & Communications Technology Solutions, Inc.	180,900	37,411
	Cosco Capital, Inc.	555,300	60,592
	D&L Industries, Inc.	536,700	31,210
	DigiPlus Interactive Corp.	245,600	54,308
*	DITO CME Holdings Corp.	492,100	7,995
*	DoubleDragon Corp.	211,400	33,039
	Emperador, Inc.	47,400	11,741
	Ginebra San Miguel, Inc.	16,380	73,702
*	Global Ferronickel Holdings, Inc.	557,000	18,966
	GT Capital Holdings, Inc.	7,210	55,456
	International Container Terminal Services, Inc.	93,490	1,083,517
	Keepers Holdings, Inc.	298,000	9,021
	LT Group, Inc.	489,000	119,343
	MacroAsia Corp.	100,000	7,195
	Manila Electric Co.	5,140	54,540
	Manila Water Co., Inc.	237,200	169,957
		Shares	Value»
PHILIPPINES — (Continued)
Ω	Monde Nissin Corp.	237,600	$26,291
	Nickel Asia Corp.	608,700	49,795
	Petron Corp.	1,035,100	49,451
	Philcomsat Holdings Corp.	9,969	19,459
	Philippine Seven Corp.	10,960	6,036
	Philippine Stock Exchange, Inc.	130	463
	Puregold Price Club, Inc.	215,500	150,779
	Rizal Commercial Banking Corp.	34,700	12,983
	Robinsons Retail Holdings, Inc.	43,580	33,485
*	Shell Pilipinas Corp.	142,200	20,383
	SM Investments Corp.	5,100	50,290
	SSI Group, Inc.	90,000	3,502
	STI Education Systems Holdings, Inc.	448,000	9,940
	Synergy Grid & Development Phils, Inc.	222,700	82,719
	Vista Land & Lifescapes, Inc.	665,000	10,803
	Vistamalls, Inc.	23,100	394
	Wilcon Depot, Inc.	174,000	17,573
TOTAL PHILIPPINES			3,179,233
POLAND — (1.2%)
*	11 bit studios SA	239	10,558
	AB SA	2,614	90,997
*	Action SA	2,232	18,473
	Alior Bank SA	26,856	917,314
*Ω	Allegro.eu SA	46,194	380,405
	Amica SA	1,140	16,664
	AmRest Holdings SE	10,607	32,674
	Apator SA	4,975	35,050
	ASBISc Enterprises PLC	16,354	289,763
	Asseco Poland SA	16,047	809,472
	Asseco South Eastern Europe SA	6,922	115,509
	Auto Partner SA	16,874	100,012
	Bank Handlowy w Warszawie SA	9,207	290,187
*	Bank Millennium SA	42,323	208,733
	Bank Polska Kasa Opieki SA	16,053	1,004,893
*	Benefit Systems SA	550	607,214
*	Bioton SA	11,456	13,184
	BNPP Bank Polska SA	2,590	105,812
	Boryszew SA	20,361	27,721

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Budimex SA	3,730	$678,126
	CD Projekt SA	4,470	340,568
*	Celon Pharma SA	1,863	10,925
#*	CI Games SA	29,151	25,495
	Cyber Folks SA	1,987	99,202
#*	Cyfrowy Polsat SA	50,371	208,924
#*	Datawalk SA	404	14,130
	Develia SA	94,161	273,271
*Ω	Dino Polska SA	53,460	473,255
	Dom Development SA	3,133	223,510
	Elektrotim SA	1,086	17,248
	Erbud SA	1,787	13,079
*	Fabryki Mebli Forte SA	5,421	29,864
	Ferro SA	2,661	20,992
	Grupa Kety SA	3,355	1,024,692
	Grupa Pracuj SA	4,282	52,411
*Ω	HUUUGE, Inc.	12,526	77,750
#	ING Bank Slaski SA	4,782	519,418
#	Inter Cars SA	2,430	495,967
*	KGHM Polska Miedz SA	9,418	791,111
	KRUK SA	3,313	398,924
	LPP SA	151	913,009
*	mBank SA	1,439	454,783
#	Mirbud SA	19,396	59,190
#*	Modivo SA	9,996	219,438
	Neuca SA	441	86,535
#	Newag SA	7,382	227,442
	Orange Polska SA	108,946	447,168
	PCC Rokita SA	469	9,104
	Pepco Group NV	27,395	244,322
	PlayWay SA	481	32,355
	Powszechny Zaklad Ubezpieczen SA	25,348	445,944
	Santander Bank Polska SA	2,763	470,835
#*	Selvita SA	1,054	10,227
#	Stalexport Autostrady SA	24,162	18,899
*	Syn2bio SA	1,667	13,337
	Synektik SA	1,667	132,432
*	Tauron Polska Energia SA	154,898	404,780
	TEN Square Games SA	1,598	47,344
#	Text SA	2,733	29,386
	Torpol SA	1,310	25,971
	Unimot SA	1,194	51,757
#	Votum SA	825	11,319
	Voxel SA	612	16,891
*	VRG SA	39,196	56,935
	Wawel SA	162	34,906
	Wirtualna Polska Holding SA	2,794	44,686
		Shares	Value»
POLAND — (Continued)
Ω	XTB SA	26,061	$733,769
*	Zabka Group SA	11,835	75,569
TOTAL POLAND			16,181,830
QATAR — (0.6%)
	Aamal Co.	559,583	119,280
	Al Khaleej Takaful Group QSC	64,415	44,993
	Al Meera Consumer Goods Co. QSC	37,943	141,280
	Al Rayan Bank	502,532	298,883
	Alijarah Holding Co. QPSC	95,410	17,251
	Barwa Real Estate Co.	462,445	299,581
	Commercial Bank PSQC	450,617	532,883
*	Dlala Brokerage & Investments Holding Co. QSC	50,311	15,793
	Doha Bank QPSC	593,574	439,977
*	Estithmar Holding QPSC	177,674	192,644
	Gulf International Services QSC	99,358	56,681
	Gulf Warehousing Co.	64,389	38,757
	Mannai Corp. QSC	43,016	61,187
*	Mazaya Real Estate Development QPSC	292,130	45,758
	Medicare Group	52,317	79,206
	Meeza QSTP LLC	13,050	11,609
	Qatar Fuel QSC	102,898	404,975
	Qatar Industrial Manufacturing Co. QSC	50,886	31,268
	Qatar Insurance Co. SAQ	557,185	350,815
	Qatar International Islamic Bank QSC	146,694	455,779
	Qatar Islamic Bank QPSC	125,251	764,956
	Qatar Islamic Insurance Group	6,276	14,613
	Qatar National Bank QPSC	473,783	2,256,114
	Qatar Navigation QSC	93,925	265,575
	QLM Life & Medical Insurance Co. WLL	7,022	4,317
	United Development Co. QSC	436,676	102,070
	Vodafone Qatar PQSC	393,689	288,217
	Zad Holding Co.	15,334	61,788
TOTAL QATAR			7,396,250

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	$0
*††	PhosAgro PJSC	50	0
*††	Polyus PJSC (PLZL LI), GDR	4,999	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	114,063	0
*††	VTB Bank PJSC (VTBR LI), GDR	102,771	0
SAUDI ARABIA — (2.3%)
	Ades Holding Co.	47,297	248,505
*	Advanced Building Industries Co.	8,278	87,610
*	AFG International Co.	8,304	35,752
	Al Babtain Power & Telecommunication Co.	9,444	168,058
	Al Hammadi Holding	16,431	115,552
	Al Hassan Ghazi Ibrahim Shaker Co.	5,174	21,933
*	Al Khaleej Training & Education Co.	4,181	18,420
	Al Masane Al Kobra Mining Co.	621	13,516
	Al Rajhi Bank	272,832	5,002,083
*	Al Rajhi Co. for Co-operative Insurance	1,418	42,121
	Alamar Foods	1,295	15,828
	Alaseel Co.	22,170	22,050
	Al-Dawaa Medical Services Co.	8,250	102,946
	Aldrees Petroleum & Transport Services Co.	21,490	689,167
	Alinma Bank	131,778	856,168
	AlJazira Takaful Ta'awuni Co.	8,814	26,768
	AlKhorayef Water & Power Technologies Co.	4,850	163,332
*	Allianz Saudi Fransi Cooperative Insurance Co.	14,735	35,031
	Almawarid Manpower Co.	396	9,039
	Alujain Corp.	10,656	85,697
	Arab National Bank	120,759	695,230
	Arabian Drilling Co.	4,775	115,910
	Arabian Internet & Communications Services Co.	8,358	496,097
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Shield Cooperative Insurance Co.	7,937	$23,615
	Arriyadh Development Co.	14,223	68,667
*	ARTEX Industrial Investment Co.	3,860	10,610
	Astra Industrial Group Co.	7,787	293,349
	Ataa Educational Co.	1,370	20,586
	Bank AlBilad	127,346	853,457
	Bank Al-Jazira	162,110	508,427
	Banque Saudi Fransi	121,119	624,669
	Basic Chemical Industries Ltd.	1,702	11,743
*	Bawan Co.	5,267	61,522
	BinDawood Holding Co.	73,855	103,433
	Bupa Arabia for Cooperative Insurance Co.	20,299	990,069
	Catrion Catering Holding Co.	10,006	188,105
*	Chubb Arabia Cooperative Insurance Co.	1,633	8,127
	Co. for Cooperative Insurance	19,494	678,563
	Dallah Healthcare Co.	7,081	235,317
*	Dar Al Arkan Real Estate Development Co.	139,858	661,995
	Dr. Sulaiman Al Habib Medical Services Group Co.	14,724	953,328
	East Pipes Integrated Co. for Industry	2,467	130,584
	Electrical Industries Co.	122,776	596,362
	Elm Co.	2,049	320,872
*	Emaar Economic City	41,117	121,460
	Etihad GO Telecom Co.	2,144	55,239
	Fitaihi Holding Group	6,180	4,380
	Gulf Insurance Group	2,200	14,675
*	Gulf Union Cooperative Insurance Co.	8,361	24,862
*	Herfy Food Services Co.	3,218	12,874
	Jamjoom Pharmaceuticals Factory Co.	2,754	114,300
	Jarir Marketing Co.	253,387	1,017,530

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	L'Azurde Co. for Jewelry	7,580	$22,925
*	Lumi Rental Co.	2,196	23,026
	Maharah Human Resources Co.	34,654	55,790
*	Malath Cooperative Insurance Co.	3,584	8,549
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,972	48,240
*	Methanol Chemicals Co.	7,481	17,693
	Middle East Healthcare Co.	7,197	71,021
	Middle East Pharmaceutical Co.	383	10,478
	Middle East Specialized Cables Co.	2,891	24,194
	Mouwasat Medical Services Co.	20,941	380,451
	Nahdi Medical Co.	8,245	231,436
	National Co. for Glass Industries	2,044	20,743
	National Co. for Learning & Education	3,304	103,877
	National Gas & Industrialization Co.	750	16,395
	National Medical Care Co.	3,667	116,133
	Nayifat Finance Co.	16,900	45,562
*	Perfect Presentation For Commercial Services Co.	22,911	42,935
*	Rabigh Refining & Petrochemical Co.	42,048	166,254
*	Rasan Information Technology Co.	290	10,937
	Retal Urban Development Co.	55,440	219,729
	Riyad Bank	188,374	1,043,180
	Riyadh Cables Group Co.	7,457	263,201
	SAL Saudi Logistics Services	3,404	149,814
	Saudi Aramco Base Oil Co.	6,809	229,732
*	Saudi Automotive Services Co.	10,274	139,660
	Saudi Awwal Bank	72,243	657,139
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Basic Industries Corp.	19,876	$324,825
	Saudi Ceramic Co.	7,498	61,771
	Saudi Chemical Co. Holding	92,658	207,808
	Saudi Ground Services Co.	5,903	50,044
	Saudi Industrial Investment Group	33,915	126,339
	Saudi Investment Bank	31,233	110,386
	Saudi Manpower Solutions Co.	7,091	10,591
*	Saudi Marketing Co.	7,310	25,513
	Saudi National Bank	351,549	3,685,763
*	Saudi Paper Manufacturing Co.	6,102	94,653
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	70,273
*	Saudi Public Transport Co.	17,653	53,679
*	Saudi Real Estate Co.	23,927	88,136
*	Saudi Reinsurance Co.	17,362	122,949
*	Saudi Research & Media Group	10,973	225,276
	Saudi Steel Pipe Co.	4,527	69,653
	Saudi Telecom Co.	146,492	1,702,675
	Saudia Dairy & Foodstuff Co.	2,906	159,969
*	Savola Group	33,027	238,580
	Scientific & Medical Equipment House Co.	1,619	13,320
*	Seera Group Holding	39,272	224,495
*	SHL Finance Co.	11,667	49,295
*	Sinad Holding Co.	11,062	25,726
	Sumou Real Estate Co.	1,206	9,706
	Sustained Infrastructure Holding Co.	3,134	28,980
*	Takween Advanced Industries Co.	5,988	8,399
	Theeb Rent A Car Co.	10,329	79,172
	United Electronics Co.	11,946	257,108
	United International Transportation Co.	16,060	178,249
*	Walaa Cooperative Insurance Co.	15,311	39,651

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Wataniya Insurance Co.	3,853	$13,929
TOTAL SAUDI ARABIA			30,251,540
SOUTH AFRICA — (2.4%)
	Absa Group Ltd.	36,536	512,275
	Advtech Ltd.	88,669	227,364
	AECI Ltd.	31,856	211,002
	Altron Ltd., Class A	70,082	95,062
	Anglogold Ashanti PLC (ANG SJ)	17,465	1,623,007
	Anglogold Ashanti PLC (AU US)	13,356	1,251,858
	Aspen Pharmacare Holdings Ltd.	68,154	566,051
	Bid Corp. Ltd.	51,830	1,273,063
	Bidvest Group Ltd.	90,047	1,265,391
#	Blu Label Unlimited Group Ltd.	146,716	77,954
*	Brait PLC	582,554	77,060
	Capitec Bank Holdings Ltd.	4,839	1,256,202
	Cashbuild Ltd.	3,768	29,274
	Clicks Group Ltd.	68,983	1,095,143
	Coronation Fund Managers Ltd.	55,215	147,149
	DataTec Ltd.	97,487	419,957
#Ω	Dis-Chem Pharmacies Ltd.	145,089	317,090
	Discovery Ltd.	52,264	813,448
	DRDGOLD Ltd. (DRD SJ)	15,834	42,763
	DRDGOLD Ltd. (DRD US), Sponsored ADR	607	16,486
	Famous Brands Ltd.	9,394	30,071
	Fortress Real Estate Investments Ltd., Class B	7,489	10,944
	Foschini Group Ltd.	53,551	225,148
	Gold Fields Ltd. (GFI US), Sponsored ADR	94,378	4,009,177
	Grindrod Ltd.	105,858	142,939
	Hudaco Industries Ltd.	9,126	105,936
	Impala Platinum Holdings Ltd.	47,546	666,453
	Investec Ltd.	35,909	299,398
	Invicta Holdings Ltd.	5,349	11,872
*	KAP Ltd.	78,375	11,412
	Kumba Iron Ore Ltd.	12,731	238,790
	Lewis Group Ltd.	9,835	50,297
	Life Healthcare Group Holdings Ltd.	217,680	162,275
		Shares	Value»
SOUTH AFRICA — (Continued)
	Momentum Group Ltd.	261,253	$593,785
	Motus Holdings Ltd.	47,712	319,214
	Mpact Ltd.	55,728	72,406
#	Mr. Price Group Ltd.	42,263	396,609
	MTN Group Ltd.	134,187	1,689,157
*	Nampak Ltd.	516	15,285
	Naspers Ltd., Class N	43,610	2,361,477
	Nedbank Group Ltd.	33,929	541,725
	NEPI Rockcastle NV	119,220	1,011,163
	Netcare Ltd.	214,735	222,721
	Ninety One Ltd.	53,537	150,060
	Northam Platinum Holdings Ltd.	30,847	594,770
*	Nutun Ltd.	179,113	11,765
	Old Mutual Ltd. (OMU SJ)	725,968	593,545
	Omnia Holdings Ltd.	62,300	361,446
	OUTsurance Group Ltd.	155,471	660,987
Ω	Pepkor Holdings Ltd.	528,713	698,498
*	Pick n Pay Stores Ltd.	76,377	90,516
	Raubex Group Ltd.	27,796	85,767
	Reunert Ltd.	44,147	184,819
	Sanlam Ltd.	160,206	825,126
	Santam Ltd.	10,369	248,245
*	Sappi Ltd.	58,142	56,409
	Shoprite Holdings Ltd.	23,988	404,436
	Sibanye Stillwater Ltd. (SSW SJ)	215,516	644,302
#*	SPAR Group Ltd.	51,195	198,712
	Spur Corp. Ltd.	15,300	38,551
	Stadio Holdings Ltd.	56,665	40,385
	Super Group Ltd.	54,022	51,750
	Tiger Brands Ltd.	9,822	171,432
	Truworths International Ltd.	53,391	166,205
	Valterra Platinum Ltd.	3,551	286,008
	Vodacom Group Ltd.	25,446	216,172
	We Buy Cars Holdings Ltd.	9,878	22,553
	Wilson Bayly Holmes-Ovcon Ltd.	15,652	161,748
	Woolworths Holdings Ltd.	134,080	421,363
TOTAL SOUTH AFRICA			31,891,423
SOUTH KOREA — (18.8%)
*	ABLBio, Inc.	671	62,420
	ABOV Semiconductor Co. Ltd.	2,691	25,736
*	ADTechnology Co. Ltd.	1,279	46,249
	Advanced Nano Products Co. Ltd.	823	46,545

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Process Systems Corp.	3,318	$59,257
	Aekyung Chemical Co. Ltd.	3,816	40,267
	Aekyung Industrial Co. Ltd.	2,115	21,323
*	Agabang & Co.	6,109	21,824
	Ahnlab, Inc.	1,244	53,195
	Alteogen, Inc.	3,127	789,613
*	ALUKO Co. Ltd.	17,469	35,566
*	Amicogen, Inc.	3,596	4,397
	Amorepacific Corp.	4,429	406,064
	Amorepacific Holdings Corp.	7,237	137,074
*	Ananti, Inc.	9,179	44,196
	Anapass, Inc.	1,749	20,694
*	Anterogen Co. Ltd.	1,450	35,265
*	Asia Pacific Satellite, Inc.	2,523	28,373
	Asia Paper Manufacturing Co. Ltd.	11,507	70,425
	Atinum Investment Co. Ltd.	11,432	26,120
	Avaco Co. Ltd.	2,470	26,706
	Baiksan Co. Ltd.	4,496	37,591
	BGF Co. Ltd.	7,644	27,101
	BH Co. Ltd.	7,804	184,149
*	BHI Co. Ltd.	2,644	177,048
	Binggrae Co. Ltd.	1,718	87,336
	Bio Plus Co. Ltd.	9,806	38,526
*	Biodyne Co. Ltd.	2,825	22,379
*	Bioneer Corp.	1,671	11,901
	BioNote, Inc.	10,659	36,839
	BIT Computer Co. Ltd.	2,278	8,461
	BNC Korea, Inc.	5,378	14,562
	BNK Financial Group, Inc.	58,811	746,736
	Boditech Med, Inc.	5,638	44,659
	Bookook Securities Co. Ltd.	462	23,013
	Boryung	5,469	36,866
*	Bosung Power Technology Co. Ltd.	7,684	63,506
	Bukwang Pharmaceutical Co. Ltd.	6,244	26,784
	BYC Co. Ltd.	800	27,096
	Byucksan Corp.	8,835	13,177
*	Cafe24 Corp.	3,535	60,420
	Cape Industries Ltd.	6,153	66,495
#	Caregen Co. Ltd.	3,701	265,804
	Celltrion Pharm, Inc.	1,605	61,404
	Celltrion, Inc.	7,581	1,032,629
*	Chabiotech Co. Ltd.	2,273	26,371
		Shares	Value»
SOUTH KOREA — (Continued)
	Cheil Electric Co. Ltd.	1,696	$19,946
	Cheil Worldwide, Inc.	23,698	321,301
	Chemtronics Co. Ltd.	3,577	91,829
	Cheryong Electric Co. Ltd.	2,416	116,281
	Cheryong Industrial Co. Ltd.	4,325	34,368
	Chinyang Holdings Corp.	8,837	18,522
	Chips&Media, Inc.	2,006	25,083
*	Choil Aluminum Co. Ltd.	11,512	13,522
	Chong Kun Dang Pharmaceutical Corp.	1,813	105,327
	Chongkundang Holdings Corp.	793	26,463
	Choong Ang Vaccine Laboratory	1,601	10,883
*	CJ CGV Co. Ltd.	11,618	38,722
	CJ Corp.	5,015	763,672
*	CJ ENM Co. Ltd.	2,831	104,019
	CJ Freshway Corp.	2,433	47,437
	CJ Logistics Corp.	2,076	142,559
	Classys, Inc.	5,351	202,382
*	CMG Pharmaceutical Co. Ltd.	20,794	24,952
*	Com2uS Holdings Corp.	1,170	14,645
	Com2uSCorp	2,881	63,836
#	Cosmax, Inc.	3,209	459,311
	Cosmecca Korea Co. Ltd.	1,904	104,311
*	CosmoAM&T Co. Ltd.	2,060	82,954
*	Cosmochemical Co. Ltd.	3,839	46,431
*	Coway Co. Ltd.	28,811	1,675,020
	Cowintech Co. Ltd.	2,248	25,950
	CR Holdings Co. Ltd.	5,692	19,698
*	Creative & Innovative System	3,518	40,896
	CS Wind Corp.	6,734	327,805
*	Cube Entertainment, Inc.	2,342	16,604
	Cuckoo Holdings Co. Ltd.	3,109	61,922
	Cuckoo Homesys Co. Ltd.	1,272	20,932
*	Curexo, Inc.	2,606	29,374
	D.I Corp.	2,915	66,906
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	12,337

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Won Kang Up Co. Ltd.	9,092	$26,845
*	Daea TI Co. Ltd.	5,700	17,633
	Daebongls Co. Ltd.	2,018	14,890
	Daechang Forging Co. Ltd.	5,126	24,680
	Daedong Corp.	5,235	35,932
	Daedong Gear Co. Ltd.	1,834	25,014
	Daeduck Co. Ltd.	1,972	22,246
	Daehan Flour Mill Co. Ltd.	341	35,981
#*	Dae-Il Corp.	9,015	46,625
#	Daejoo Electronic Materials Co. Ltd.	1,388	149,705
	Daesang Corp.	4,045	56,694
	Daesang Holdings Co. Ltd.	2,845	18,396
#*	Daewon Cable Co. Ltd.	10,963	112,546
	Daewon Pharmaceutical Co. Ltd.	4,099	29,708
	Daewon San Up Co. Ltd.	2,161	20,155
#*	Daewoo Engineering & Construction Co. Ltd.	64,023	1,534,359
	Daewoong Co. Ltd.	6,724	103,540
	Daewoong Pharmaceutical Co. Ltd.	1,231	124,103
	Daihan Pharmaceutical Co. Ltd.	1,066	20,655
	Daishin Securities Co. Ltd.	10,870	281,616
	Daol Investment & Securities Co. Ltd.	12,487	37,500
	Daou Data Corp.	4,343	68,277
	Daou Technology, Inc.	6,983	221,091
	Dasan Networks, Inc.	7,361	24,968
*	Dawonsys Co. Ltd.	4,647	7,927
	DB Insurance Co. Ltd.	17,388	1,978,642
	DB Securities Co. Ltd.	6,205	57,627
*	DB, Inc.	36,593	49,752
	Dear U Co. Ltd.	2,020	44,352
	Dentium Co. Ltd.	2,210	79,924
	Deutsch Motors, Inc.	5,379	20,380
	Device Co. Ltd.	2,506	34,304
*	Devsisters Co. Ltd.	773	11,918
	Digital Daesung Co. Ltd.	4,602	25,710
*	DIO Corp.	1,645	19,179
*††	DKME	43,041	2,728
		Shares	Value»
SOUTH KOREA — (Continued)
	DL E&C Co. Ltd.	10,257	$691,400
*	DL Holdings Co. Ltd.	1,837	89,406
††	DMS Co. Ltd.	5,043	28,153
#	DN Automotive Corp.	4,608	150,385
	Dohwa Engineering Co. Ltd.	4,413	21,235
	Dong-A Socio Holdings Co. Ltd.	568	37,668
	Dong-A ST Co. Ltd.	1,371	41,198
	Dong-Ah Geological Engineering Co. Ltd.	649	7,898
	Dongbang Transport Logistics Co. Ltd.	14,438	28,481
	Dongjin Semichem Co. Ltd.	18,159	704,712
	Dongkoo Bio & Pharma Co. Ltd.	6,721	23,431
	DongKook Pharmaceutical Co. Ltd.	5,585	90,554
*	Dongkuk Holdings Co. Ltd.	6,767	52,012
	Dongkuk Steel Mill Co. Ltd.	11,214	117,144
	Dongsuh Cos., Inc.	5,441	98,453
	Dongsung Chemical Co. Ltd.	11,420	33,948
#	Dongsung Finetec Co. Ltd.	6,686	131,758
*	Dongwha Enterprise Co. Ltd.	4,310	34,007
	Dongwha Pharm Co. Ltd.	5,888	24,089
	Dongwon Development Co. Ltd.	13,299	25,757
	Dongwon Industries Co. Ltd.	1,532	40,106
	Dongwon Systems Corp.	1,570	29,889
	Dongwoon Anatech Co. Ltd.	4,908	171,279
	Dongyang E&P, Inc.	1,464	33,824
	Doosan Bobcat, Inc.	18,603	914,964
	Doosan Co. Ltd.	764	843,485
*	Doosan Enerbility Co. Ltd.	20,228	1,762,914
*	Doosan Fuel Cell Co. Ltd.	1,925	80,550
	Doosan Tesna, Inc.	2,770	250,549
	DoubleUGames Co. Ltd.	5,109	211,177
*	Dream Security Co. Ltd.	20,080	37,529

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dreamtech Co. Ltd.	7,608	$34,739
*	DRTECH Corp.	10,055	12,984
	DSC Investment, Inc.	3,558	41,424
*	Duk San Neolux Co. Ltd.	2,143	73,645
	DY Corp.	1,808	6,439
	DY POWER Corp.	3,390	35,520
	E1 Corp.	545	39,828
	Ecoplastic Corp.	11,596	28,957
	Ecopro BM Co. Ltd.	3,372	474,801
#	Ecopro Co. Ltd.	7,209	754,538
	Ecopro HN Co. Ltd.	1,731	37,671
	E-MART, Inc.	4,557	330,029
*	EMRO, Inc.	1,192	23,071
*	EM-Tech Co. Ltd.	2,530	12,952
*	Enchem Co. Ltd.	543	16,339
	ENF Technology Co. Ltd.	3,799	151,346
	Eo Technics Co. Ltd.	1,063	343,208
*	Eubiologics Co. Ltd.	5,266	45,833
	Eugene Investment & Securities Co. Ltd.	13,616	51,895
#	Eugene Technology Co. Ltd.	2,004	180,093
*	E-World	10,154	13,180
	Exem Co. Ltd.	9,439	12,563
	Exicon Co. Ltd.	2,411	60,865
#	F&F Co. Ltd.	6,355	288,753
*	Fine M-Tec Co. Ltd.	3,760	26,597
*	Fine Semitech Corp.	2,300	67,279
*	Firstec Co. Ltd.	4,429	40,314
*††	Flask Co. Ltd.	4,016	1,202
*	Foosung Co. Ltd.	4,894	44,020
	Fursys, Inc.	987	23,891
	Gabia, Inc.	3,274	67,086
*	GAEASOFT	4,093	20,865
	Galaxia Moneytree Co. Ltd.	1,980	11,495
*	GAMSUNG Corp. Co. Ltd.	26,653	117,823
	Gaon Cable Co. Ltd.	669	110,206
	GC Biopharma Corp.	981	91,418
*	GC Cell Corp.	1,292	20,915
	GC Corp.	6,082	57,557
	GC MediAI Corp.	3,061	8,426
	Geumhwa PSC Co. Ltd.	1,330	36,345
	Global Standard Technology Co. Ltd.	3,848	128,992
*	Global Tax Free Co. Ltd.	9,554	38,718
	GnBS eco Co. Ltd.	4,194	25,804
	GOLFZON Co. Ltd.	1,423	49,381
	Gradiant Corp.	4,366	35,739
		Shares	Value»
SOUTH KOREA — (Continued)
	Grand Korea Leisure Co. Ltd.	4,689	$38,303
#	GS Engineering & Construction Corp.	19,226	499,046
#	GS P&L Co. Ltd.	4,601	172,791
	Gwangju Shinsegae Co. Ltd.	735	19,145
	HAESUNG DS Co. Ltd.	3,254	179,462
	Han Kuk Carbon Co. Ltd.	6,099	204,673
	Hana Financial Group, Inc.	53,647	4,660,934
	Hana Materials, Inc.	1,780	92,680
	Hana Micron, Inc.	13,727	376,435
*	Hana Technology Co. Ltd.	253	5,482
	Hana Tour Service, Inc.	2,522	71,546
*	Hanall Biopharma Co. Ltd.	2,608	84,596
	Hancom, Inc.	2,264	31,601
	Handok, Inc.	2,093	14,562
	Handsome Co. Ltd.	3,022	54,397
	Hanjin Kal Corp.	1,128	86,505
	Hanjin Logistics Corp.	2,334	30,684
	Hankook Cosmetics Manufacturing Co. Ltd.	1,655	11,285
	Hankook Shell Oil Co. Ltd.	185	63,410
	Hanmi Pharm Co. Ltd.	1,717	537,622
	Hanmi Science Co. Ltd.	4,206	107,745
	Hanmi Semiconductor Co. Ltd.	7,081	1,793,967
	HanmiGlobal Co. Ltd.	2,006	38,159
	Hannong Chemicals, Inc.	1,310	21,031
*	Hanon Systems	55,293	159,044
	Hansae Co. Ltd.	3,724	29,114
	Hanshin Machinery Co.	4,076	12,804
	Hansol Chemical Co. Ltd.	2,177	425,977
*	Hansol IONES Co. Ltd.	3,098	35,944
	Hansol Paper Co. Ltd.	4,665	26,850
	Hansol Technics Co. Ltd.	9,847	54,659
*	Hanssem Co. Ltd.	638	19,546
*	Hanwha Engine	4,700	281,441
*	Hanwha General Insurance Co. Ltd.	16,171	72,713

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanwha Investment & Securities Co. Ltd.	28,229	$145,314
*	Hanwha Life Insurance Co. Ltd.	76,989	255,297
*	Hanwha Ocean Co. Ltd.	3,875	346,705
#*	Hanwha Solutions Corp.	24,837	861,402
	Hanwha Systems Co. Ltd.	8,525	676,109
*	Hanwha Vision Co. Ltd.	4,570	270,673
*	Hanyang Digitech Co. Ltd.	1,023	21,714
*	Hanyang Eng Co. Ltd.	4,035	88,274
	Hanyang Securities Co. Ltd.	2,979	57,844
	HB SOLUTION Co. Ltd.	6,888	10,827
	HB Technology Co. Ltd.	20,026	38,887
	HC HomeCenter Co. Ltd.	5,991	15,623
	HD Construction Equipment Co. Ltd.	10,503	1,319,543
	HD Hyundai Co. Ltd.	5,075	1,077,502
	HD Hyundai Electric Co. Ltd.	4,719	4,057,956
#*	HD Hyundai Energy Solutions Co. Ltd.	1,134	179,148
#	HD Hyundai Heavy Industries Co. Ltd.	1,802	839,186
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,391	1,374,944
	HDC Holdings Co. Ltd.	8,163	155,697
#	HDC Hyundai Development Co-Engineering & Construction	13,317	207,498
*	HD-Hyundai Marine Engine	3,940	283,029
	Hecto Innovation Co. Ltd.	2,056	28,769
*	HFR, Inc.	1,874	37,413
	High Tech Pharm Co. Ltd.	3,388	44,105
	Hite Jinro Co. Ltd.	8,027	92,961
	HK inno N Corp.	2,746	98,338
	HL Holdings Corp.	1,851	54,380
	HL Mando Co. Ltd.	10,849	422,584
		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB Biostep Co. Ltd.	2,115	$1,814
*	Hlb Pharma Ceutical Co. Ltd.	1,281	15,056
#*	HLB, Inc.	10,998	455,486
*	Hotel Shilla Co. Ltd.	5,899	262,897
	HPSP Co. Ltd.	9,357	338,855
	HS Hyosung Advanced Materials Corp.	498	91,301
	HS Hyosung Corp.	586	26,235
	HS Industries Co. Ltd.	4,773	11,276
*	Hugel, Inc.	1,496	257,129
	Humedix Co. Ltd.	2,427	58,306
	Huons Co. Ltd.	2,342	41,789
	Huons Global Co. Ltd.	1,464	62,823
	Hwa Shin Co. Ltd.	5,583	47,018
#	HYBE Co. Ltd.	1,603	287,231
	Hy-Lok Corp.	2,158	64,658
#	Hyosung Corp.	2,633	410,451
	Hyosung Heavy Industries Corp.	1,008	2,715,360
	Hyosung TNC Corp.	1,216	427,996
	Hyundai Autoever Corp.	2,381	735,706
*	Hyundai Bioland Co. Ltd.	1,594	4,945
	HYUNDAI Corp.	2,484	52,306
	Hyundai Department Store Co. Ltd.	2,228	164,765
#	Hyundai Elevator Co. Ltd.	6,595	442,565
#	Hyundai Engineering & Construction Co. Ltd.	13,355	1,479,069
	HYUNDAI EVERDIGM Corp.	2,354	14,655
	Hyundai Ezwel Co. Ltd.	4,878	20,501
	Hyundai Futurenet Co. Ltd.	13,368	30,220
#	Hyundai GF Holdings	10,655	103,987
	Hyundai Glovis Co. Ltd.	4,554	703,154
	Hyundai Green Food	5,187	57,891
	Hyundai Home Shopping Network Corp.	1,612	92,769
	Hyundai Livart Furniture Co. Ltd.	3,789	20,462
*	Hyundai Marine & Fire Insurance Co. Ltd.	15,794	325,515
	Hyundai Mobis Co. Ltd.	6,280	1,816,295
#	Hyundai Motor Co.	15,441	5,596,741

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Motor Securities Co. Ltd.	8,713	$65,173
#	Hyundai Movex Co. Ltd.	6,879	147,728
	Hyundai Rotem Co. Ltd.	16,353	2,992,522
	Hyundai Wia Corp.	4,160	234,204
	HyVision System, Inc.	2,998	37,483
	i3system, Inc.	1,346	94,892
*††	Icure Pharm, Inc.	975	535
	Il Dong Pharmaceutical Co. Ltd.	983	17,761
	Iljin Diamond Co. Ltd.	1,822	18,181
	Iljin Electric Co. Ltd.	5,169	434,321
	Iljin Holdings Co. Ltd.	6,856	48,090
*	Iljin Hysolus Co. Ltd.	724	9,037
	Iljin Power Co. Ltd.	2,335	34,608
	Ilshin Spinning Co. Ltd.	7,844	71,014
††	Ilyang Pharmaceutical Co. Ltd.	2,498	19,024
	iM Financial Group Co. Ltd.	37,239	481,914
	iMarketKorea, Inc.	5,701	29,234
	InBody Co. Ltd.	2,491	49,804
	Incar Financial Service Co. Ltd.	3,330	24,411
	Industrial Bank of Korea	57,370	879,416
	Innocean Worldwide, Inc.	6,448	86,380
	Innox Advanced Materials Co. Ltd.	2,497	58,427
*	Insung Information Co. Ltd.	10,578	14,000
	Intellian Technologies, Inc.	761	68,422
	Intelligent Digital Integrated Security Co. Ltd.	1,685	20,290
*	Interflex Co. Ltd.	4,180	38,327
	Interojo Co. Ltd.	1,228	17,915
	INTOPS Co. Ltd.	3,053	38,546
*	iNtRON Biotechnology, Inc.	3,888	9,504
	INVENI Co. Ltd.	3,625	39,412
	IS Dongseo Co. Ltd.	3,543	64,087
	ISC Co. Ltd.	2,217	370,846
	i-SENS, Inc.	3,346	48,105
*	ISU Abxis Co. Ltd.	2,469	7,957
*	ISU Chemical Co. Ltd.	3,108	23,599
	IsuPetasys Co. Ltd.	12,308	1,277,759
*	Itcencts Co. Ltd.	19,277	9,787
#*	Itcenglobal Co. Ltd.	3,543	130,743
		Shares	Value»
SOUTH KOREA — (Continued)
*	ITEK, Inc.	4,474	$22,812
*	ITM Semiconductor Co. Ltd.	554	6,416
*	Jahwa Electronics Co. Ltd.	4,999	166,227
	JB Financial Group Co. Ltd.	31,430	581,612
*	Jeil Pharmaceutical Co. Ltd.	1,344	12,762
	Jeju Bank	3,312	28,379
*	Jeju Semiconductor Corp.	3,960	143,166
	Jinsung T.E.C.	3,429	41,794
	JNK Global Co. Ltd.	8,964	24,176
*	JNTC Co. Ltd.	1,326	17,529
	Jusung Engineering Co. Ltd.	7,506	649,269
	JVM Co. Ltd.	1,438	24,315
	JW Holdings Corp.	12,832	37,226
	JW Life Science Corp.	2,713	23,723
	JW Pharmaceutical Corp.	4,069	86,139
*	JW Shinyak Corp.	4,139	5,589
	JYP Entertainment Corp.	10,022	429,929
	K Car Co. Ltd.	3,734	27,759
	Kakao Corp.	14,968	481,866
*	Kakao Games Corp.	11,299	92,627
#	KakaoBank Corp.	21,732	359,251
*	Kakaopay Corp.	3,196	121,681
	Kangnam Jevisco Co. Ltd.	1,462	16,615
*	Kangwon Energy Co. Ltd.	3,790	39,436
	Kangwon Land, Inc.	11,157	129,856
	KB Financial Group, Inc. (105560 KS)	40,302	4,413,275
	KC Co. Ltd.	2,179	58,303
	KC Tech Co. Ltd.	1,534	64,841
	KCC Corp.	1,131	429,085
	KCTC	5,926	23,853
*	KEC Corp.	31,873	39,497
*	Keeps Biopharma, Inc.	2,599	14,506
	KEPCO Engineering & Construction Co., Inc.	1,501	193,736
#	KEPCO Plant Service & Engineering Co. Ltd.	8,222	349,037
*	KG Chemical Corp.	6,136	29,413
	KG Dongbusteel	11,151	53,042
	KG Eco Solution Co. Ltd.	7,203	35,946
	KG Financial Co. Ltd.	6,028	21,366

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KG Mobility Corp.	13,460	$39,593
	KH Vatec Co. Ltd.	4,841	46,184
	Kia Corp.	33,944	3,501,042
	KINX, Inc.	900	63,780
	KISCO Corp.	4,439	31,811
	KISWIRE Ltd.	3,432	59,768
	KIWOOM Securities Co. Ltd.	5,117	1,395,149
*	KMW Co. Ltd.	1,668	33,845
*	KNJ Co. Ltd.	311	8,485
	Koh Young Technology, Inc.	5,273	145,334
	Kolmar BNH Co. Ltd.	1,862	14,567
	Kolmar Holdings Co. Ltd.	3,468	23,120
	Kolmar Korea Co. Ltd.	4,167	250,486
	Kolon Corp.	1,302	64,225
	Kolon Global Corp.	1,684	13,044
#	Kolon Industries, Inc.	5,530	356,436
*	Kolon Life Science, Inc.	479	19,052
	KoMiCo Ltd.	1,679	164,375
#	KONA I Co. Ltd.	2,442	90,492
	Korea Airport Service Co. Ltd.	236	9,409
	Korea Alcohol Industrial Co. Ltd.	5,044	47,990
	Korea Asset In Trust Co. Ltd.	18,867	33,808
#	Korea Circuit Co. Ltd.	4,698	300,003
	Korea Electric Terminal Co. Ltd.	1,432	88,615
	Korea Electronic Power Industrial Development Co. Ltd.	2,808	38,480
	Korea Gas Corp.	7,365	195,278
	Korea Information & Communications Co. Ltd.	5,535	42,750
	Korea Information Certificate Authority, Inc.	2,886	12,684
	Korea Investment Holdings Co. Ltd.	14,347	2,357,549
	Korea Movenex Co. Ltd.	5,239	15,938
	Korea Petrochemical Ind Co. Ltd.	456	56,315
	Korea Petroleum Industries Co.	1,794	19,331
	Korea Ratings Corp.	340	24,378
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Real Estate Investment & Trust Co. Ltd.	47,912	$51,730
	Korea United Pharm, Inc.	2,831	38,691
	Korea Zinc Co. Ltd.	673	721,396
	Korean Reinsurance Co.	56,541	472,508
	Kortek Corp.	2,756	21,969
	KPX Chemical Co. Ltd.	733	26,824
*	KPX Electrochem Co. Ltd.	815	4,878
	Krafton, Inc.	6,258	1,125,165
	KT Skylife Co. Ltd.	6,097	20,277
	Kukje Pharma Co. Ltd.	5,534	17,609
	Kumho Petrochemical Co. Ltd.	2,713	269,917
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	74,212
	Kyeryong Construction Industrial Co. Ltd.	1,770	34,870
	Kyobo Securities Co. Ltd.	6,735	62,620
#	Kyung Dong Navien Co. Ltd.	2,350	123,866
	Kyungbang Co. Ltd.	3,048	20,884
	Kyungdong Pharm Co. Ltd.	5,683	21,631
	Kyung-In Synthetic Corp.	12,630	43,494
	KZ Precision Corp.	1,490	14,793
	L&C Bio Co. Ltd.	1,830	79,384
*	L&F Co. Ltd.	1,018	135,976
*	L&K Biomed Co. Ltd.	1,972	9,760
*	LabGenomics Co. Ltd.	21,308	19,184
	Lake Materials Co. Ltd.	8,389	131,790
*	LB Semicon, Inc.	14,643	56,103
	Lee Ku Industrial Co. Ltd.	6,450	26,265
	LEENO Industrial, Inc.	14,385	1,174,664
	LF Corp.	5,047	84,697
	LG Chem Ltd.	5,033	1,363,153
	LG Corp.	12,103	816,816
	LG Electronics, Inc.	36,266	3,492,888
#*	LG Energy Solution Ltd.	1,661	521,443
	LG H&H Co. Ltd.	2,692	463,990
*	LG HelloVision Co. Ltd.	10,736	17,124
	LG Innotek Co. Ltd.	4,833	1,889,490
	LIG Accuver Co. Ltd.	369	13,209

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	LigaChem Biosciences, Inc.	2,614	$328,947
*	LOT Vacuum Co. Ltd.	3,505	37,844
	Lotte Chemical Corp.	2,617	203,067
	Lotte Chilsung Beverage Co. Ltd.	1,178	97,610
*	Lotte Data Communication Co.	1,059	16,572
	LOTTE Fine Chemical Co. Ltd.	3,528	166,197
*	Lotte Non-Life Insurance Co. Ltd.	23,154	33,098
#	Lotte Rental Co. Ltd.	6,387	145,348
	Lotte Shopping Co. Ltd.	2,377	217,812
*	Lotte Tour Development Co. Ltd.	3,126	44,102
	Lotte Wellfood Co. Ltd.	699	57,353
	LS Corp.	6,459	2,009,482
	LS Eco Energy Ltd.	2,895	172,581
	LS Electric Co. Ltd.	15,750	3,024,722
*	LVMC Holdings	36,724	42,313
*	LX Hausys Ltd.	1,948	47,746
#	LX Semicon Co. Ltd.	3,940	167,485
	M.I.Tech Co. Ltd.	1,379	6,089
#	Macquarie Korea Infrastructure Fund	103,073	789,188
	Macrogen, Inc.	1,168	12,793
	Maeil Dairies Co. Ltd.	1,150	28,221
*	Manyo Co. Ltd.	1,414	15,167
	Mcnex Co. Ltd.	4,249	66,608
*	Mediana Co. Ltd.	2,343	33,275
*	Medipost Co. Ltd.	4,681	88,718
	Medytox, Inc.	531	38,097
	MegaStudy Co. Ltd.	2,286	20,855
	MegaStudyEdu Co. Ltd.	2,340	74,905
#*	Meritz Financial Group, Inc.	18,991	1,437,242
	META BIOMED Co. Ltd.	4,839	14,577
	Mi Chang Oil Industrial Co. Ltd.	177	14,892
*	MiCo Ltd.	5,893	91,543
#*	Mirae Asset Life Insurance Co. Ltd.	24,853	268,438
#	Mirae Asset Securities Co. Ltd.	53,342	2,369,343
#*	Mirae Asset Venture Investment Co. Ltd.	4,966	177,307
	Misto Holdings Corp.	12,699	349,322
		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Chemicals Co. Ltd.	1,470	$12,752
	Miwon Commercial Co. Ltd.	534	54,861
	Miwon Holdings Co. Ltd.	286	12,198
	Miwon Specialty Chemical Co. Ltd.	566	46,811
	MK Electron Co. Ltd.	5,926	112,970
	MNTech Co. Ltd.	3,176	22,419
	Mobase Electronics Co. Ltd.	7,819	20,223
*	Modetour Network, Inc.	2,185	16,859
*	MONAYONGPYONG	9,275	19,660
*	Motrex Co. Ltd.	6,260	38,384
	Muhak Co. Ltd.	3,862	23,197
	Myoung Shin Industrial Co. Ltd.	5,239	47,431
	Namhae Chemical Corp.	3,870	30,671
	Namuga Co. Ltd.	2,446	31,720
	Namyang Dairy Products Co. Ltd.	940	33,380
	NAVER Corp.	8,331	1,196,683
	NC Corp.	2,062	380,707
	NeoPharm Co. Ltd.	3,154	43,545
	Neosem, Inc.	3,005	38,652
	Neowiz	4,899	73,158
	Neowiz Holdings Corp.	920	13,567
*	NEPES Corp.	6,963	153,559
*	Neptune Co.	5,865	16,092
Ω	Netmarble Corp.	6,842	230,558
	New Power Plasma Co. Ltd.	5,541	25,420
	Newflex Technology Co. Ltd.	6,149	27,549
	Nexen Corp.	4,007	19,531
*	Nexon Games Co. Ltd.	4,436	35,667
	NEXTIN, Inc.	1,876	89,435
#	NH Investment & Securities Co. Ltd.	56,591	1,297,574
	NHN Corp.	5,134	143,653
	NHN KCP Corp.	8,103	108,763
	NICE Holdings Co. Ltd.	5,792	57,068
	Nice Information & Telecommunication, Inc.	2,046	38,968
	NICE Information Service Co. Ltd.	15,565	160,913

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Shim Holdings Co. Ltd.	454	$30,017
	NongShim Co. Ltd.	877	225,191
	NOVAREX Co. Ltd.	2,936	29,744
*	OCI Co. Ltd.	416	42,539
	OCI Holdings Co. Ltd.	1,599	403,354
*	ONEJOON Co. Ltd.	3,886	26,187
*	Oriental Precision & Engineering Co. Ltd.	7,436	40,486
	Orion Corp.	8,167	793,377
	Orion Holdings Corp.	7,752	136,265
	Osang Healthcare Co. Ltd.	1,079	6,622
*	OSTEONIC Co. Ltd.	2,396	10,748
*	Osung Advanced Materials Co. Ltd.	18,332	17,999
	Otoki Corp.	363	89,731
	Park Systems Corp.	1,229	241,942
	Partron Co. Ltd.	11,262	63,160
#*	Pearl Abyss Corp.	4,270	170,254
	People & Technology, Inc.	4,736	180,950
#*	Peptron, Inc.	1,506	268,862
	PHA Co. Ltd.	2,660	23,568
	PharmaResearch Co. Ltd.	1,593	339,561
	Pharmicell Co. Ltd.	8,734	108,452
	Philenergy Co. Ltd.	104	1,420
*	Philoptics Co. Ltd.	1,534	50,542
	PI Advanced Materials Co. Ltd.	2,025	35,409
	PKC Co. Ltd.	4,745	23,627
*	Polaris Office Corp.	3,142	10,603
	Posco DX Co. Ltd.	13,809	326,990
	Posco M-Tech Co. Ltd.	4,685	62,963
*	Power Logics Co. Ltd.	5,517	19,346
	Protec Co. Ltd.	1,501	84,412
	PSK, Inc.	6,562	401,040
	Pulmuone Co. Ltd.	3,204	26,758
*	Rainbow Robotics	593	270,049
	Refine Co. Ltd.	1,479	12,669
*	Reyon Pharmaceutical Co. Ltd.	587	4,281
	RFHIC Corp.	1,978	126,994
*	Robostar Co. Ltd.	1,279	64,050
	Rorze Systems Corp.	1,438	9,225
	S&S Tech Corp.	1,955	135,492
#	S-1 Corp.	7,124	414,965
	Sam Chun Dang Pharm Co. Ltd.	1,025	293,076
	Sam Yung Trading Co. Ltd.	3,870	53,119
	Samchully Co. Ltd.	452	45,195
		Shares	Value»
SOUTH KOREA — (Continued)
††	Samick THK Co. Ltd.	1,425	$11,385
*	Samil Pharmaceutical Co. Ltd.	2,871	17,304
	Samji Electronics Co. Ltd.	3,059	67,641
	Samjin Pharmaceutical Co. Ltd.	1,297	16,393
	Samlip Co. Ltd.	539	18,080
	Sammok S-Form Co. Ltd.	1,045	13,293
*Ω	Samsung Biologics Co. Ltd.	925	922,268
	Samsung C&T Corp.	10,387	2,122,110
	Samsung Card Co. Ltd. (029780 KS)	10,148	366,197
	Samsung Electronics Co. Ltd. (005930 KS)	275,204	41,442,306
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	4,978	18,808,055
	Samsung Engineering Co. Ltd.	76,812	2,781,899
*	Samsung Episholdings Co. Ltd.	497	183,573
	Samsung Fire & Marine Insurance Co. Ltd.	3,480	1,086,754
*	Samsung Heavy Industries Co. Ltd.	57,510	1,266,749
	Samsung Life Insurance Co. Ltd.	7,837	1,332,911
*	Samsung Pharmaceutical Co. Ltd.	8,786	12,067
#	Samsung SDS Co. Ltd.	6,929	784,294
	Samsung Securities Co. Ltd.	28,770	2,108,102
	SAMT Co. Ltd.	10,436	50,198
#	Samwha Capacitor Co. Ltd.	2,032	93,363
	Samwha Electric Co. Ltd.	664	22,074
*	Samyang Biopharmaceuticals Corp.	1,031	53,555
	Samyang Corp.	593	19,343
	Samyang Holdings Corp.	970	45,901
	Samyoung Co. Ltd.	3,277	25,214

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sangsin Energy Display Precision Co. Ltd.	2,574	$46,575
	Saramin Co. Ltd.	2,216	25,612
	Satrec Initiative Co. Ltd.	231	25,888
	SD Biosensor, Inc.	11,297	64,421
	SeAH Besteel Holdings Corp.	2,560	131,018
	SeAH Steel Corp.	387	46,484
	SeAH Steel Holdings Corp.	552	89,593
	Sebang Co. Ltd.	2,671	28,807
	Sebang Global Battery Co. Ltd.	743	33,349
	Seegene, Inc.	4,844	80,569
	Segyung Hitech Co. Ltd.	7,275	23,667
#	Sejin Heavy Industries Co. Ltd.	3,584	50,356
*	Sekonix Co. Ltd.	2,406	9,158
	Seobu T&D	7,366	74,868
	Seohan Co. Ltd.	28,267	20,724
††	Seohee Construction Co. Ltd.	27,891	11,452
*	Seoul Auction Co. Ltd.	1,312	6,158
*	Seoul Semiconductor Co. Ltd.	9,925	111,861
	Seoyon Co. Ltd.	2,977	19,137
	Seoyon E-Hwa Co. Ltd.	3,804	36,491
	SFA Engineering Corp.	3,839	82,163
*	SFA Semicon Co. Ltd.	15,076	86,341
	SGC Energy Co. Ltd.	1,962	78,970
*	Shin Heung Energy & Electronics Co. Ltd.	3,770	27,001
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	19,538
	Shindaeyang Paper Co. Ltd.	4,560	40,186
	Shinhan Financial Group Co. Ltd. (055550 KS)	48,927	3,322,560
*	SHINHWAPRITECH Co. Ltd.	4,828	8,353
	Shinil Electronics Co. Ltd.	13,867	13,823
	Shinsegae International, Inc.	5,114	51,699
	Shinsegae, Inc.	1,720	475,357
	Shinsung Delta Tech Co. Ltd.	3,217	127,153
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shinsung E&G Co. Ltd.	13,700	$36,901
	Shinwon Corp.	20,628	19,379
*	Shinyoung Securities Co. Ltd.	666	89,733
#	Silicon2 Co. Ltd.	12,019	360,212
	Silla Co. Ltd.	1,575	10,299
	SIMMTECH Co. Ltd.	1,934	116,115
	SIMPAC, Inc.	4,358	17,287
	Sindoh Co. Ltd.	1,472	49,707
	Sinil Pharm Co. Ltd.	2,016	8,553
*	SK Biopharmaceuticals Co. Ltd.	10,636	726,258
*	SK Bioscience Co. Ltd.	2,682	78,620
	SK Chemicals Co. Ltd.	2,286	92,099
#	SK Discovery Co. Ltd.	4,174	157,523
#*	SK Eternix Co. Ltd.	3,890	153,814
#	SK Gas Ltd.	1,119	218,131
	SK Hynix, Inc.	26,032	23,214,504
*Ω	SK IE Technology Co. Ltd.	1,748	31,477
*	SK oceanplant Co. Ltd.	2,702	45,078
#*	SK Securities Co. Ltd.	52,224	185,855
	SK Telecom Co. Ltd. (017670 KS)	9,328	604,474
#*	SKC Co. Ltd.	2,060	166,132
#	SL Corp.	4,193	179,597
#	SM Entertainment Co. Ltd.	2,849	186,835
*	SMEC Co. Ltd.	21,825	66,002
*	Smotronic Co. Ltd.	11,985	22,397
	SNT Dynamics Co. Ltd.	1,417	57,527
	SNT Holdings Co. Ltd.	1,335	56,306
	SOCAR, Inc.	584	7,040
#*	S-Oil Corp.	11,168	1,016,420
	Solid, Inc.	13,559	157,336
	SOLUM Co. Ltd.	10,962	144,442
	Songwon Industrial Co. Ltd.	5,440	58,300
	Soop Co. Ltd.	3,044	120,525
	Soulbrain Co. Ltd.	1,004	315,904
	Soulbrain Holdings Co. Ltd.	2,168	108,399
	SP SAMHWA Co. Ltd.	4,611	29,519
	SPG Co. Ltd.	2,106	184,034
	ST Pharm Co. Ltd.	662	68,593
*	Studio Dragon Corp.	3,762	88,912
*	Sugentech, Inc.	2,106	7,932
	Suheung Co. Ltd.	1,563	21,210
	Sung Kwang Bend Co. Ltd.	3,015	95,046

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sungwoo Hitech Co. Ltd.	13,423	$81,281
	Sunny Electronics Corp.	5,903	7,285
*	Suprema, Inc.	1,181	44,669
	SY Co. Ltd.	6,825	13,839
*	Synergy Innovation Co. Ltd.	5,017	7,151
	Systems Technology, Inc.	2,490	64,202
	SYTS Corp.	207	8,427
	T&L Co. Ltd.	1,035	43,122
	Taekwang Industrial Co. Ltd.	56	45,159
#*	Taewoong Co. Ltd.	2,925	106,079
*	Taeyoung Engineering & Construction Co. Ltd.	10,976	14,544
*	Taihan Cable & Solution Co. Ltd.	9,628	370,235
#	TechWing, Inc.	3,740	148,166
*	Telechips, Inc.	1,642	16,049
	TES Co. Ltd.	1,569	91,111
*	Theragen Etex Co. Ltd.	12,996	26,621
*	TK Chemical Corp.	18,770	34,789
	TK Corp.	2,924	91,369
	TKG Huchems Co. Ltd.	6,016	76,921
	TLB Co. Ltd.	759	46,047
#	Tokai Carbon Korea Co. Ltd.	1,278	257,881
*	Tongyang Life Insurance Co. Ltd.	12,025	67,588
	Toptec Co. Ltd.	5,346	16,572
	Tovis Co. Ltd.	4,782	57,364
	TSE Co. Ltd.	588	68,191
	Tuksu Construction Co. Ltd.	2,777	12,717
	TYM Corp.	11,325	61,714
*	Ubivelox, Inc.	1,729	6,515
	Uju Electronics Co. Ltd.	1,295	34,893
	Unid Co. Ltd.	1,058	67,922
	Union Semiconductor Equipment & Materials Co. Ltd.	6,093	48,240
	Uniquest Corp.	3,582	17,862
*	Unison Co. Ltd.	15,208	13,906
*	UniTest, Inc.	3,147	39,573
	Unitrontech Co. Ltd.	2,869	11,081
	Value Added Technology Co. Ltd.	2,937	45,889
	VICTEK Co. Ltd.	3,541	13,751
		Shares	Value»
SOUTH KOREA — (Continued)
*††	Vidente Co. Ltd.	12,986	$5,455
	Vieworks Co. Ltd.	1,715	31,597
*	Vina Tech Co. Ltd.	537	64,775
	Vitzro Tech Co. Ltd.	2,270	26,204
#	Vitzrocell Co. Ltd.	9,188	356,088
*	VM, Inc.	2,230	81,745
*	Voronoi, Inc.	208	40,396
*	VT Co. Ltd.	6,488	74,813
	Webzen, Inc.	2,569	21,179
	Wemade Co. Ltd.	1,324	22,409
	Whanin Pharmaceutical Co. Ltd.	2,615	20,949
	WiSoL Co. Ltd.	4,967	25,311
	Won Tech Co. Ltd.	16,450	81,752
*	Wonik Holdings Co. Ltd.	10,201	229,748
	WONIK IPS Co. Ltd.	3,743	302,488
	Wonik Materials Co. Ltd.	1,797	64,778
	Wonik QnC Corp.	4,248	110,341
	Woojin, Inc.	2,166	41,635
	Woori Financial Group, Inc. (316140 KS)	128,428	2,928,696
*	Woori Technology Investment Co. Ltd.	10,762	47,974
#*	Woori Technology, Inc.	22,299	329,183
	Worldex Industry & Trading Co. Ltd.	3,898	87,691
	Xexymix Corp.	5,297	15,726
	Y G-1 Co. Ltd.	3,502	37,428
*	YC Corp.	2,394	36,063
	YG Entertainment, Inc.	1,723	63,226
	YG PLUS	6,733	23,379
*	YMT Co. Ltd.	3,720	45,459
	Youlchon Chemical Co. Ltd.	1,214	21,265
	Young Poong Corp.	398	17,780
	Youngone Corp.	6,389	358,235
	Youngone Holdings Co. Ltd.	1,616	228,407
	Yuanta Securities Korea Co. Ltd.	27,085	96,855
	Yuhan Corp.	5,469	341,130
	YuHwa Securities Co. Ltd.	6,972	16,790
*	Yungjin Pharmaceutical Co. Ltd.	16,046	19,209
	Zeus Co. Ltd.	3,741	41,305
	Zinus, Inc.	1,437	12,526
TOTAL SOUTH KOREA			247,524,059
TAIWAN — (24.0%)
	104 Corp.	2,000	13,942

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	91APP, Inc.	16,000	$33,221
	Aaeon Technology, Inc.	4,199	16,292
	ABC Taiwan Electronics Corp.	19,210	18,295
	Abico Avy Co. Ltd.	37,641	48,813
#	Ability Enterprise Co. Ltd.	54,088	135,639
	Ability Opto-Electronics Technology Co. Ltd.	10,200	35,185
	AcBel Polytech, Inc.	193,382	294,388
	Accton Technology Corp.	86,000	6,298,342
	Acer Cyber Security, Inc.	3,868	20,501
	Acer E-Enabling Service Business, Inc.	3,000	18,511
#	Acer, Inc.	1,074,000	944,312
	ACES Electronic Co. Ltd.	25,764	71,855
*	Acon Holding, Inc.	48,041	10,625
	Acter Group Corp. Ltd.	35,518	949,450
	Action Electronics Co. Ltd.	52,000	20,992
#	ADATA Technology Co. Ltd.	89,053	1,272,255
	Addcn Technology Co. Ltd.	11,506	56,303
#	Advanced Energy Solution Holding Co. Ltd.	10,000	358,340
	Advanced International Multitech Co. Ltd.	28,000	52,242
*	Advanced Optoelectronic Technology, Inc.	36,000	30,662
	Advanced Power Electronics Corp.	13,000	49,561
	Advancetek Enterprise Co. Ltd.	98,000	81,580
	Advantech Co. Ltd.	69,406	793,689
	AEON Motor Co. Ltd.	9,000	7,162
	Aerospace Industrial Development Corp.	102,000	152,104
	AGV Products Corp.	138,000	43,200
	AIC, Inc.	1,000	21,544
	Airoha Technology Corp.	8,000	140,333
	Airtac International Group	26,532	1,238,777
	Alchip Technologies Ltd.	12,000	1,605,059
		Shares	Value»
TAIWAN — (Continued)
	Alexander Marine Co. Ltd.	4,217	$22,724
	All Ring Tech Co. Ltd.	4,000	153,244
	Allied Supreme Corp.	14,000	99,708
	Allis Electric Co. Ltd.	56,203	196,788
	Alltek Technology Corp.	79,475	131,600
	Alltop Technology Co. Ltd.	12,001	126,542
	Alpha Networks, Inc.	80,772	86,592
	Altek Corp.	77,620	100,102
	Amazing Microelectronic Corp.	18,295	45,203
	AMPACS Corp.	20,000	18,964
	Ampire Co. Ltd.	28,000	22,363
	AMPOC Far-East Co. Ltd.	24,376	96,276
#	AmTRAN Technology Co. Ltd.	152,881	203,154
*	Amulaire Thermal Technology, Inc.	16,883	16,033
	Anji Technology Co. Ltd.	14,278	15,151
	Aopen, Inc.	12,000	18,520
	AP Memory Technology Corp.	2,000	53,855
	Apac Opto Electronics, Inc.	20,000	138,459
	Apacer Technology, Inc.	24,000	171,111
	APAQ Technology Co. Ltd.	5,000	25,818
	APCB, Inc.	35,000	21,276
	Apex Biotechnology Corp.	14,000	12,640
	Apex Dynamics, Inc.	2,000	48,933
	Apex Science & Engineering	31,212	10,552
	Arcadyan Technology Corp.	31,805	161,046
	Argosy Research, Inc.	17,013	90,783
	ASE Technology Holding Co. Ltd.	365,000	5,721,247
#	Asia Cement Corp.	135,000	149,698
#	Asia Optical Co., Inc.	56,000	249,883
	Asia Polymer Corp.	90,295	42,965
	Asia Tech Image, Inc.	14,000	32,013
	Asia Vital Components Co. Ltd.	49,158	4,500,609
	ASIX Electronics Corp.	11,000	36,090
	ASMedia Technology, Inc.	8,000	351,995

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ASolid Technology Co. Ltd.	16,000	$45,896
	ASPEED Technology, Inc.	11,600	6,235,839
	ASROCK, Inc.	13,000	98,439
#	Asustek Computer, Inc.	121,000	2,241,888
	ATE Energy International Co. Ltd.	38,835	29,609
	Aten International Co. Ltd.	20,000	43,692
	Audix Corp.	21,000	44,371
	AURAS Technology Co. Ltd.	11,000	406,199
	Aurora Corp.	17,000	30,688
	Avalue Technology, Inc.	11,000	31,910
	Avermedia Technologies	15,400	23,196
	Axiomtek Co. Ltd.	21,986	75,608
	Azurewave Technologies, Inc.	20,000	38,867
	Bafang Yunji International Co. Ltd.	5,000	28,030
	Bank of Kaohsiung Co. Ltd.	29,000	10,860
	BenQ Materials Corp.	52,000	42,561
*	BES Engineering Corp.	555,608	230,052
#*	Bin Chuan Enterprise Co. Ltd.	29,000	53,871
*	Bionime Corp.	6,152	12,035
	Bioteque Corp.	10,000	36,507
	Bizlink Holding, Inc.	28,403	2,550,394
#	Bora Pharmaceuticals Co. Ltd.	14,272	185,590
	Brave C&H Supply Co. Ltd.	6,000	14,301
	Bright Led Electronics Corp.	27,000	27,094
	Brightek Optoelectronic Co. Ltd.	16,000	21,663
	Brighton-Best International Taiwan, Inc.	106,000	112,724
	Brillian Network & Automation Integrated System Co. Ltd.	6,000	86,085
	C Sun Manufacturing Ltd.	12,267	239,725
		Shares	Value»
TAIWAN — (Continued)
	Calitech Co. Ltd.	9,000	$27,614
#*	Caliway Biopharmaceuticals Co. Ltd.	50,000	165,882
*	Cameo Communications, Inc.	32,537	9,086
	Capital Futures Corp.	26,812	47,653
	Capital Securities Corp.	57,000	50,822
	Castles Technology Co. Ltd.	20,430	30,910
	Caswell, Inc.	8,000	20,624
	Cathay Chemical Works	14,000	20,522
	Cathay Financial Holding Co. Ltd.	1,014,188	2,475,747
	Cathay Real Estate Development Co. Ltd.	234,000	172,130
*	CCP Contact Probes Co. Ltd.	20,601	185,261
#	Celxpert Energy Corp.	33,316	36,045
	Cenra, Inc.	38,000	38,058
#	Center Laboratories, Inc.	159,690	198,616
	Central Reinsurance Co. Ltd.	147,642	140,311
#	Century Iron & Steel Industrial Co. Ltd.	50,000	160,597
	Chailease Holding Co. Ltd.	304,463	1,115,844
	Champion Microelectronic Corp.	4,100	7,019
	Chang Hwa Commercial Bank Ltd.	608,833	406,978
	Chang Wah Electromaterials, Inc.	86,000	131,282
	Chang Wah Technology Co. Ltd.	63,000	104,508
	Channel Well Technology Co. Ltd.	43,000	76,319
	Chant Sincere Co. Ltd.	15,000	41,285
	CHC Healthcare Group	45,000	41,494
	CHC Resources Corp.	13,000	28,649
	Chen Full International Co. Ltd.	29,000	58,413

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chenbro Micom Co. Ltd.	12,000	$436,129
*	Cheng Mei Materials Technology Corp.	141,065	176,014
#	Cheng Shin Rubber Industry Co. Ltd.	206,000	203,845
	Cheng Uei Precision Industry Co. Ltd.	93,000	110,127
	Chia Chang Co. Ltd.	42,000	50,599
	Chia Hsin Cement Corp.	92,320	39,253
	Chicony Electronics Co. Ltd.	179,185	705,551
#	Chicony Power Technology Co. Ltd.	43,055	110,655
	Chien Kuo Construction Co. Ltd.	35,200	45,365
	Chien Shing Harbour Service Co. Ltd.	8,000	10,635
#	China Bills Finance Corp.	222,000	117,780
	China Electric Manufacturing Corp.	63,900	24,249
	China General Plastics Corp.	52,971	24,917
	China Glaze Co. Ltd.	40,000	32,796
*	China Man-Made Fiber Corp.	347,588	72,253
	China Metal Products	53,000	34,977
	China Motor Corp.	77,200	132,594
#*	China Petrochemical Development Corp.	441,000	103,741
	China Steel Chemical Corp.	32,000	79,137
	China Steel Structure Co. Ltd.	4,000	5,408
	China Wire & Cable Co. Ltd.	21,000	21,280
	Ching Feng Home Fashions Co. Ltd.	36,495	21,083
*	Chip Hope Co. Ltd.	5,000	7,009
	Chlitina Holding Ltd.	17,513	59,005
	Chong Hong Development Co. Ltd.	50,035	123,279
	Chroma ATE, Inc.	42,000	2,869,873
	Chun YU Works & Co. Ltd.	17,850	8,308
	Chun Yuan Steel Industry Co. Ltd.	155,000	121,325
#*	Chung Hung Steel Corp.	257,000	143,687
		Shares	Value»
TAIWAN — (Continued)
	Chung Hwa Chemical Industrial Works Ltd.	21,000	$54,971
	Chung Lien Co. Ltd.	9,000	9,282
	Chung-Hsin Electric & Machinery Manufacturing Corp.	186,000	877,470
	Chunghwa Telecom Co. Ltd. (2412 TT)	127,000	545,301
#	Cleanaway Co. Ltd. (8422 TT)	150,000	131,567
	Clevo Co.	138,000	168,176
	Collins Co. Ltd.	24,000	9,415
#	Compal Electronics, Inc.	1,261,000	1,165,747
	Complex Micro Interconnection Co. Ltd.	10,000	12,032
	Compucase Enterprise	6,000	12,244
	Continental Holdings Corp.	111,000	72,754
	Contrel Technology Co. Ltd.	38,000	126,865
	Coremax Corp.	23,170	62,928
#	Coretronic Corp.	99,000	210,439
	Coxon Precise Industrial Co. Ltd.	18,000	8,317
	Creative Sensor, Inc.	15,300	24,097
	CTBC Financial Holding Co. Ltd.	2,109,000	3,488,335
	CTCI Advanced Systems, Inc.	2,000	10,320
	CTCI Corp.	196,933	229,554
	CviLux Corp.	21,250	84,630
	Cyberlink Corp.	13,000	27,040
	CyberPower Systems, Inc.	16,800	100,047
*	CyberTAN Technology, Inc.	111,000	88,426
	Cystech Electronics Corp.	929	3,161
	DA CIN Construction Co. Ltd.	84,600	193,019
	Dafeng TV Ltd.	10,000	14,801
	Dah San Electric Wire & Cable Co. Ltd.	10,500	15,151
	Da-Li Development Co. Ltd.	90,059	129,493
	Darfon Electronics Corp.	51,000	43,225
	Darwin Precisions Corp.	78,300	31,924
	Daxin Materials Corp.	11,000	156,478

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	De Licacy Industrial Co. Ltd.	79,696	$25,248
	Delpha Construction Co. Ltd.	40,000	26,378
	Delta Electronics, Inc.	106,000	7,433,297
	Depo Auto Parts Ind Co. Ltd.	19,000	75,276
	DFI, Inc.	7,000	12,569
	Dimerco Data System Corp.	12,450	36,938
	Dimerco Express Corp.	55,104	135,853
	D-Link Corp.	181,920	80,538
	Donpon Precision, Inc.	18,900	28,003
	Dr. Wu Skincare Co. Ltd.	6,000	18,930
	Draytek Corp.	13,000	10,003
	Drewloong Precision, Inc.	3,076	14,091
	Dyaco International, Inc.	32,226	21,278
	Dynamic Medical Technologies, Inc.	9,240	16,354
#	Dynapack International Technology Corp.	37,000	431,890
	E Ink Holdings, Inc.	117,000	514,831
	E.Sun Financial Holding Co. Ltd.	982,519	991,376
	Eastech Holding Ltd.	7,000	17,007
	Eastern Media International Corp.	81,166	52,092
#	Eclat Textile Co. Ltd.	26,000	276,221
	eCloudvalley Digital Technology Co. Ltd.	8,000	17,487
	Edimax Technology Co. Ltd.	46,000	21,368
	Edison Opto Corp.	30,619	22,707
*	Edom Technology Co. Ltd.	44,000	53,679
	eGalax_eMPIA Technology, Inc.	19,032	30,689
	Elan Microelectronics Corp.	85,100	369,328
	E-Lead Electronic Co. Ltd.	13,328	23,340
	E-LIFE MALL Corp.	20,000	31,570
	Elite Advanced Laser Corp.	21,600	211,408
	Elite Material Co. Ltd.	27,000	4,023,125
#	Elitegroup Computer Systems Co. Ltd.	88,000	57,773
#	eMemory Technology, Inc.	16,000	2,026,285
		Shares	Value»
TAIWAN — (Continued)
	Emerging Display Technologies Corp.	44,000	$31,869
	Ennoconn Corp.	43,464	446,452
	EOI Investment Holdings Co. Ltd.	15,000	9,251
	Eson Precision Ind Co. Ltd.	32,000	108,205
#	Eternal Materials Co. Ltd.	260,224	655,260
	Eurocharm Holdings Co. Ltd.	6,000	31,613
	Ever Supreme Bio Technology Co. Ltd.	8,139	33,137
#	Evergreen Aviation Technologies Corp.	29,000	141,390
	Evergreen International Storage & Transport Corp.	58,000	87,489
	EVERGREEN Steel Corp.	49,000	151,496
#	Everlight Chemical Industrial Corp.	140,000	255,212
	Everlight Electronics Co. Ltd.	108,000	243,527
	Evertop Wire Cable Corp.	33,000	23,213
	Excel Cell Electronic Co. Ltd.	15,000	10,626
	Excelsior Medical Co. Ltd.	25,575	57,666
	Far Eastern Department Stores Ltd.	142,000	99,767
	Far Eastern International Bank	373,879	144,969
	Far Eastern New Century Corp.	352,000	287,346
	Far EasTone Telecommunications Co. Ltd.	153,000	456,302
#	Faraday Technology Corp.	50,621	273,318
	Farglory F T Z Investment Holding Co. Ltd.	25,071	36,856
	Farglory Land Development Co. Ltd.	104,000	226,247
	Feedback Technology Corp.	12,960	79,719
	Feng Hsin Steel Co. Ltd.	60,000	115,432

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Feng TAY Enterprise Co. Ltd.	71,048	$158,258
	FineTek Co. Ltd.	4,161	13,214
	Firich Enterprises Co. Ltd.	35,000	24,858
	First Copper Technology Co. Ltd.	34,000	40,638
	First Financial Holding Co. Ltd.	1,401,730	1,280,289
	First Hotel	33,000	12,961
	First Insurance Co. Ltd.	69,000	56,957
*	First Steamship Co. Ltd.	121,000	19,201
#	FIT Holding Co. Ltd.	46,000	29,420
#	Fitipower Integrated Technology, Inc.	30,450	147,572
*	FLEXium Interconnect, Inc.	80,000	167,939
	Flytech Technology Co. Ltd.	26,000	89,554
#	FocalTech Systems Co. Ltd.	68,000	108,997
	Forcecon Tech Co. Ltd.	22,177	66,880
	Forest Water Environment Engineering Co. Ltd.	9,938	11,355
	Formosa Chemicals & Fibre Corp.	291,000	484,277
	Formosa International Hotels Corp.	10,000	53,266
	Formosa Oilseed Processing Co. Ltd.	12,027	12,178
	Formosa Optical Technology Co. Ltd.	7,000	21,644
	Formosa Petrochemical Corp.	20,000	35,737
	Formosan Rubber Group, Inc.	74,700	62,022
	Formosan Union Chemical Corp.	115,000	67,813
	Fortune Electric Co. Ltd.	31,020	883,340
	Fositek Corp.	6,000	402,554
	Founding Construction & Development Co. Ltd.	75,000	33,933
#	Foxconn Technology Co. Ltd.	148,000	245,346
#	Foxsemicon Integrated Technology, Inc.	22,150	220,154
		Shares	Value»
TAIWAN — (Continued)
	Froch Enterprise Co. Ltd.	19,000	$9,608
	FSP Technology, Inc.	40,000	63,061
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	30,054
#	Fu Hua Innovation Co. Ltd.	145,473	63,906
	Fubon Financial Holding Co. Ltd.	944,670	2,692,394
	Fulgent Sun International Holding Co. Ltd.	22,868	56,355
	Fullerton Technology Co. Ltd.	26,000	20,841
	Fusheng Precision Co. Ltd.	16,000	127,444
	G Shank Enterprise Co. Ltd.	36,004	135,320
	Gallant Micro Machining Co. Ltd.	1,000	47,347
	Gamania Digital Entertainment Co. Ltd.	37,000	46,290
*	GCS Holdings, Inc.	20,843	457,898
#	Gemtek Technology Corp.	109,000	119,268
*	General Interface Solution GIS Holding Ltd.	64,000	156,085
	General Plastic Industrial Co. Ltd.	24,000	15,565
	Generalplus Technology, Inc.	19,000	28,066
	Genesys Logic, Inc.	5,000	15,921
	Genius Electronic Optical Co. Ltd.	23,634	383,955
	Genmont Biotech, Inc.	13,000	7,306
	Genovate Biotechnology Co. Ltd.	25,407	22,149
	GeoVision, Inc.	21,360	36,686
	Getac Holdings Corp.	97,000	300,590
	GFC Ltd.	10,000	36,999
	Gigabyte Technology Co. Ltd.	140,000	1,219,085
*	Gigasolar Materials Corp.	9,265	34,997
#*	Gigastorage Corp.	97,000	94,827
	Global Lighting Technologies, Inc.	21,000	24,982
	Global Unichip Corp.	25,000	3,456,560

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Globaltek Fabrication Co. Ltd.	9,000	$19,274
	Globe Union Industrial Corp.	61,138	17,939
	Gloria Material Technology Corp.	80,000	81,645
*	GlycoNex, Inc.	14,254	10,872
	GMI Technology, Inc.	28,829	37,450
	Golden Long Teng Development Co. Ltd.	20,000	16,293
	Goldsun Building Materials Co. Ltd.	216,000	240,731
	Good Will Instrument Co. Ltd.	27,000	49,249
#	Gordon Auto Body Parts	22,000	19,697
	Gourmet Master Co. Ltd.	12,208	24,572
	Grand Fortune Securities Co. Ltd.	115,000	56,175
*	Grand Pacific Petrochemical	141,145	54,812
	Grand Process Technology Corp.	4,000	383,419
	GrandTech CG Systems, Inc.	12,272	17,026
	Grape King Bio Ltd.	31,000	110,207
	Great China Metal Industry	55,000	37,070
#	Great Taipei Gas Co. Ltd.	149,000	138,955
	Great Tree Pharmacy Co. Ltd.	28,069	68,782
	Green World FinTech Service Co. Ltd.	20,000	30,363
	Group Up Industrial Co. Ltd.	4,000	59,788
	GTM Holdings Corp.	43,000	40,207
#	Gudeng Precision Industrial Co. Ltd.	11,393	197,303
	Hanpin Electron Co. Ltd.	23,000	38,061
*	Harvatek Corp.	45,000	36,104
	Heran Co. Ltd.	14,400	23,851
	Hey Song Corp.	74,000	82,562
	Hi-Clearance, Inc.	8,592	36,890
	Highlight Tech Corp.	18,266	46,719
	Highwealth Construction Corp.	263,669	334,556
	Hi-Lai Foods Co. Ltd.	3,000	14,751
	HIM International Music, Inc.	10,000	26,712
*	Hitron Technology, Inc.	25,080	24,207
		Shares	Value»
TAIWAN — (Continued)
	Hiwin Technologies Corp.	38,350	$384,336
	Hiyes International Co. Ltd.	6,487	14,573
	Ho Tung Chemical Corp.	324,000	96,484
	Hocheng Corp.	66,420	36,821
	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	19,628
	Holy Stone Enterprise Co. Ltd.	37,350	255,889
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,036,600	7,323,598
	Hon Hai Precision Industry Co. Ltd. (HHPD LI), GDR	2,694	38,684
	Hon Hai Precision Industry Co. Ltd. (HNHPF US), GDR	5,974	84,174
	Hong Pu Real Estate Development Co. Ltd.	73,000	49,693
	Hong TAI Electric Industrial	55,000	62,237
	Hotai Finance Co. Ltd.	63,080	121,726
#	Hotai Motor Co. Ltd.	52,600	794,100
	Hsin Kuang Steel Co. Ltd.	34,000	43,621
	Hsin Yung Chien Co. Ltd.	11,620	32,555
#*	HTC Corp.	182,000	233,244
	HUA ENG Wire & Cable Co. Ltd.	90,000	93,904
	Hua Jung Components Co. Ltd.	38,000	29,696
	Hua Nan Financial Holdings Co. Ltd.	1,019,992	1,034,820
	Hua Yu Lien Development Co. Ltd.	16,918	26,695
	Huaku Development Co. Ltd.	116,025	462,131
	Huang Hsiang Construction Corp.	37,188	44,080
	Huikwang Corp.	18,000	14,653
	Hung Ching Development & Construction Co. Ltd.	47,000	50,998
	Hung Sheng Construction Ltd.	108,592	65,387

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Huxen Corp.	10,000	$14,325
	Hwacom Systems, Inc.	17,000	30,194
#	Hwang Chang General Contractor Co. Ltd.	28,416	42,196
	Ibase Technology, Inc.	10,000	13,206
	IBF Financial Holdings Co. Ltd.	78,000	35,767
#	Ichia Technologies, Inc.	62,000	140,403
*	Ideal Bike Corp.	35,000	6,663
	IEI Integration Corp.	41,220	90,458
#	Infortrend Technology, Inc.	56,000	71,862
	Innodisk Corp.	21,291	862,910
	Inpaq Technology Co. Ltd.	21,424	51,836
	Insyde Software Corp.	16,800	167,889
	Intai Technology Corp.	6,000	18,824
	Interactive Digital Technologies, Inc.	5,000	13,438
	International Games System Co. Ltd.	73,000	1,735,144
#	Inventec Corp.	713,000	1,044,568
	Iron Force Industrial Co. Ltd.	12,296	34,128
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	37,734
	ITE Technology, Inc.	42,000	166,025
	Jarllytec Co. Ltd.	18,450	60,199
	Jean Co. Ltd.	57,873	33,412
	Jentech Precision Industrial Co. Ltd.	8,098	1,409,828
	Jetwell Computer Co. Ltd.	5,600	30,707
	Jih Lin Technology Co. Ltd.	16,000	28,050
	Johnson Health Tech Co. Ltd.	21,000	81,429
#	JPC connectivity, Inc.	27,000	178,749
#	JSL Construction & Development Co. Ltd.	62,111	106,656
	Kaimei Electronic Corp.	15,120	41,280
	Kaori Heat Treatment Co. Ltd.	11,000	449,674
	Kaulin Manufacturing Co. Ltd.	23,000	9,459
	Kedge Construction Co. Ltd.	10,666	28,475
	KEE TAI Properties Co. Ltd.	102,515	31,630
		Shares	Value»
TAIWAN — (Continued)
	Kerry TJ Logistics Co. Ltd.	47,000	$44,873
	Keystone Microtech Corp.	4,000	275,333
	KGI Financial Holding Co. Ltd.	2,456,339	1,674,113
	KHGEARS International Ltd.	5,420	30,938
	Kindom Development Co. Ltd.	156,090	145,499
	King Slide Works Co. Ltd.	5,000	634,342
*	King's Town Construction Co. Ltd.	27,000	31,413
	Kingstate Electronics Corp.	8,000	8,757
	Kinik Co.	10,000	174,302
#	Kinpo Electronics	312,000	275,789
	KMC Kuei Meng International, Inc.	16,250	41,575
	KNH Enterprise Co. Ltd.	45,000	20,229
	KS Terminals, Inc.	32,000	55,841
	Kung Long Batteries Industrial Co. Ltd.	12,000	46,655
*	Kung Sing Engineering Corp.	137,500	49,431
	Kuo Toong International Co. Ltd.	56,248	90,059
*	Kuo Yang Construction Co. Ltd.	57,549	32,265
	Kwong Lung Enterprise Co. Ltd.	24,000	35,851
	L&K Engineering Co. Ltd.	57,390	1,237,935
	Lanner Electronics, Inc.	25,143	64,218
	Largan Precision Co. Ltd. (3008 TT)	11,000	883,276
	Laser Tek Taiwan Co. Ltd.	23,350	48,290
	Laster Tech Co. Ltd.	29,579	16,121
	LEE CHI Enterprises Co. Ltd.	63,000	20,838
	Lelon Electronics Corp.	23,832	134,946
	Lemtech Holdings Co. Ltd.	4,344	11,329
	Leo Systems, Inc.	12,000	12,477
*	Leofoo Development Co. Ltd.	23,000	12,106

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lian HWA Food Corp.	21,815	$59,940
	Lida Holdings Ltd.	10,000	6,335
#	Lien Hwa Industrial Holdings Corp.	215,022	281,001
	Lite-On Technology Corp.	247,000	1,324,384
	Long Da Construction & Development Corp.	91,000	93,632
	Longwell Co.	23,000	212,515
#	Lotes Co. Ltd.	19,097	1,607,369
	Lotus Pharmaceutical Co. Ltd.	29,000	203,462
	Lumax International Corp. Ltd.	29,000	106,125
*	Lung Yen Life Service Corp.	46,000	64,263
	Macauto Industrial Co. Ltd.	17,000	28,875
	Macnica Galaxy, Inc.	8,000	23,353
	Macroblock, Inc.	10,000	18,521
	MacroWell OMG Digital Entertainment Co. Ltd.	5,000	10,463
	Makalot Industrial Co. Ltd.	39,263	264,349
	Marketech International Corp.	25,000	305,435
*	Mechema Chemicals International Corp.	18,000	48,072
	MediaTek, Inc.	123,000	10,268,238
	Mega Financial Holding Co. Ltd.	481,203	595,784
	Mega Union Technology, Inc.	1,000	28,857
	Meiloon Industrial Co.	42,600	28,307
	Mercuries & Associates Holding Ltd.	77,593	33,689
	Mercuries Data Systems Ltd.	13,000	8,723
*	Mercuries Life Insurance Co. Ltd.	869,879	211,905
	Merida Industry Co. Ltd.	43,000	79,167
#	Merry Electronics Co. Ltd.	61,218	167,862
	METAAGE Corp.	30,000	43,736
*	Metatech AP, Inc.	4,000	6,403
*	Microbio Co. Ltd.	76,649	37,611
#	Micro-Star International Co. Ltd.	184,000	571,451
	Mildef Crete, Inc.	10,000	33,309
	MIN AIK Technology Co. Ltd.	35,000	31,130
		Shares	Value»
TAIWAN — (Continued)
	Mitac Holdings Corp.	271,780	$712,275
*	Mobiletron Electronics Co. Ltd.	18,000	18,617
	momo.com, Inc.	25,945	140,102
*	MOSA Industrial Corp.	25,244	14,644
	MPI Corp.	12,000	1,926,765
	MSSCORPS Co. Ltd.	6,480	176,436
	Munsin Garment Corp.	9,000	12,897
	Nak Sealing Technologies Corp.	9,000	33,271
#	Nan Pao Resins Chemical Co. Ltd.	23,000	261,901
	Nan Ya Plastics Corp.	243,000	697,503
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	12,665
	Nantex Industry Co. Ltd.	99,200	83,944
	National Aerospace Fasteners Corp.	6,639	24,554
	National Petroleum Co. Ltd.	22,000	39,286
	Netronix, Inc.	11,000	30,772
*	New Asia Construction & Development Corp.	34,000	14,608
	New Best Wire Industrial Co. Ltd.	18,000	16,381
#	Nichidenbo Corp.	48,000	147,377
	Nidec Chaun-Choung Technology Corp.	5,000	25,397
	Nien Hsing Textile Co. Ltd.	44,000	23,130
#	Nien Made Enterprise Co. Ltd.	25,000	279,780
	Niko Semiconductor Co. Ltd.	22,040	39,427
	Nishoku Technology, Inc.	10,000	37,995
	Nova Technology Corp.	7,000	50,886
#	Novatek Microelectronics Corp.	119,000	1,545,675
	O-Bank Co. Ltd.	259,507	82,762
	Ocean Plastics Co. Ltd.	70,000	67,182
	Orient Europharma Co. Ltd.	7,000	10,698
	Orient Semiconductor Electronics Ltd.	112,000	197,570
*	Oriental Union Chemical Corp.	112,000	46,105

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	O-TA Precision Industry Co. Ltd.	12,000	$26,053
	Pacific Construction Co.	73,000	20,479
	Pacific Hospital Supply Co. Ltd.	13,000	32,603
	Pan Asia Chemical Corp.	40,613	19,614
	Pan German Universal Motors Ltd.	5,000	33,611
	Pan Jit International, Inc.	83,900	271,441
#	Pan-International Industrial Corp.	83,000	131,654
	Panion & BF Biotech, Inc.	16,563	35,740
#	Parade Technologies Ltd.	17,000	313,970
	Parpro Corp.	18,000	35,439
*	PChome Online, Inc.	42,983	30,939
	P-Duke Technology Co. Ltd.	11,579	43,611
	Pegatron Corp.	452,000	1,182,542
	Pegavision Corp.	6,000	53,301
	PharmaEngine, Inc.	14,000	24,380
	PharmaEssentia Corp.	36,865	771,254
*	Phihong Technology Co. Ltd.	70,000	53,511
	Phison Electronics Corp.	33,000	2,065,005
*	Phytohealth Corp.	53,000	20,626
#	Pixart Imaging, Inc.	31,000	207,070
	Planet Technology Corp.	17,000	75,068
	Polytronics Technology Corp.	22,423	52,342
	Posiflex Technology, Inc.	8,000	46,932
	Pou Chen Corp.	278,000	227,310
	Power Wind Health Industry, Inc.	7,000	32,957
	Powertech Technology, Inc.	217,000	1,423,175
	Poya International Co. Ltd.	8,540	154,668
#	President Chain Store Corp.	96,000	678,563
	Primax Electronics Ltd.	99,000	230,070
	Prince Housing & Development Corp.	177,000	44,764
*	Princeton Technology Corp.	12,000	6,468
	Pro Hawk Corp.	5,000	27,901
		Shares	Value»
TAIWAN — (Continued)
	Promate Electronic Co. Ltd.	44,399	$67,530
	PSS Co. Ltd.	7,000	32,142
#	Qisda Corp.	323,080	246,408
	QST International Corp.	15,571	22,409
#	Qualipoly Chemical Corp.	32,000	190,064
	Quang Viet Enterprise Co. Ltd.	17,168	30,328
#	Quanta Computer, Inc.	200,000	1,994,173
	Quanta Storage, Inc.	52,000	139,147
*	Quintain Steel Co. Ltd.	41,000	11,199
#	Radiant Opto-Electronics Corp.	103,000	326,103
	Radium Life Tech Co. Ltd.	130,011	42,650
	Rafael Microelectronics, Inc.	1,607	12,391
	Raydium Semiconductor Corp.	15,000	111,995
#	Realtek Semiconductor Corp.	68,000	1,160,924
	ReaLy Development&Construction Corp.	11,000	10,008
	Rechi Precision Co. Ltd.	86,000	62,364
	Rexon Industrial Corp. Ltd.	39,000	27,151
	Rich Development Co. Ltd.	235,870	54,769
	Richmond International Travel & Tours Co. Ltd.	5,200	11,680
*	Right WAY Industrial Co. Ltd.	22,000	7,512
	RiTdisplay Corp.	12,247	12,920
*	Ritek Corp.	176,099	69,643
	Rodex Fasteners Corp.	12,000	9,008
#	Ruentex Industries Ltd.	143,784	203,291
	Run Long Construction Co. Ltd.	93,600	85,003
#	Sakura Development Co. Ltd.	89,820	116,251
	Sampo Corp.	77,800	56,233
	San Fang Chemical Industry Co. Ltd.	65,000	65,343

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	San Fu Chemical Co. Ltd.	3,000	$14,258
	San Shing Fastech Corp.	22,000	40,159
	Sanyang Motor Co. Ltd.	121,000	212,304
	Scientech Corp.	10,000	254,945
	SciVision Biotech, Inc.	6,000	11,003
	SDI Corp.	19,000	92,745
	Sea Sonic Electronics Co. Ltd.	8,000	16,402
	Securitag Assembly Group Co. Ltd.	4,000	14,810
	Senao International Co. Ltd.	33,000	30,820
	Senao Networks, Inc.	8,141	27,921
	Sensortek Technology Corp.	7,000	33,638
#	Sercomm Corp.	70,000	170,141
	Sesoda Corp.	56,680	75,115
	Shanghai Commercial & Savings Bank Ltd.	848,856	1,047,338
	Sharehope Medicine Co. Ltd.	42,425	28,914
	Sheng Yu Steel Co. Ltd.	41,000	26,200
#	ShenMao Technology, Inc.	30,000	104,251
	Shieh Yih Machinery Industry Co. Ltd.	20,000	19,784
	Shihlin Electric & Engineering Corp.	52,000	314,296
	Shin Hsiung Natural Gas Co. Ltd.	14,185	17,647
	Shin Ruenn Development Co. Ltd.	20,606	26,080
	Shin Shin Natural Gas Co.	7,000	9,550
#	Shin Zu Shing Co. Ltd.	42,459	279,751
*	Shining Building Business Co. Ltd.	102,206	26,788
	Shinkong Insurance Co. Ltd.	79,000	331,642
	Shinkong Synthetic Fibers Corp.	339,000	181,312
	Shiny Brands Group Co. Ltd.	3,300	11,654
	Shiny Chemical Industrial Co. Ltd.	32,997	175,340
*	Shun On Electronic Co. Ltd.	13,000	8,915
		Shares	Value»
TAIWAN — (Continued)
*	Shuttle, Inc.	106,000	$50,642
	Sigurd Microelectronics Corp.	126,438	729,526
	Silergy Corp.	54,000	739,034
	Silicon Integrated Systems Corp.	54,000	89,534
	Silicon Power Computer & Communications, Inc.	21,000	56,460
	Simplo Technology Co. Ltd.	54,000	613,017
	Sinbon Electronics Co. Ltd.	50,000	450,186
	Sinmag Equipment Corp.	11,000	42,771
	Sino-American Silicon Products, Inc.	1,000	4,330
	Sinon Corp.	130,000	173,318
	SinoPac Financial Holdings Co. Ltd.	1,263,006	1,237,570
	Sinopower Semiconductor, Inc.	5,500	34,137
	Sinphar Pharmaceutical Co. Ltd.	26,082	25,948
	Sinyi Realty, Inc.	64,965	41,087
	Sirtec International Co. Ltd.	25,200	21,485
	Sitronix Technology Corp.	37,000	271,312
	Soft-World International Corp.	16,000	49,289
	Solar Applied Materials Technology Corp.	151,711	805,663
	Solteam, Inc.	20,264	28,897
	Song Shang Electronics Co. Ltd.	17,000	10,853
	Sonix Technology Co. Ltd.	35,000	46,741
	Southeast Cement Co. Ltd.	17,000	8,300
	Speed Tech Corp.	22,017	25,510
	Sporton International, Inc.	33,402	234,957
	Sports Gear Co. Ltd.	11,000	27,274
	St. Shine Optical Co. Ltd.	12,000	39,501
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	38,620
	Standard Foods Corp.	107,000	97,874
	Stark Technology, Inc.	27,000	122,225

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Sun Yad Construction Co. Ltd.	68,477	$24,009
	Sunflex Tech Co. Ltd.	24,392	19,712
*	Sunko INK Co. Ltd.	64,750	49,961
	SunMax Biotechnology Co. Ltd.	6,000	73,694
	Sunonwealth Electric Machine Industry Co. Ltd.	48,746	225,856
	Sunplus Innovation Technology, Inc.	6,160	32,204
*	Sunplus Technology Co. Ltd.	118,000	90,978
	Sunrex Technology Corp.	28,000	35,985
	Sunspring Metal Corp.	27,540	18,152
	Superalloy Industrial Co. Ltd.	13,000	17,090
*	Superior Plating Technology Co. Ltd.	6,613	13,205
#	Supreme Electronics Co. Ltd.	215,025	564,991
	Swancor Holding Co. Ltd.	26,000	96,882
	Sweeten Real Estate Development Co. Ltd.	50,248	36,462
	Symtek Automation Asia Co. Ltd.	6,482	36,585
	Syngen Biotech Co. Ltd.	4,000	12,601
	Synmosa Biopharma Corp.	65,877	64,295
	Synnex Technology International Corp.	413,000	1,082,656
	Syscom Computer Engineering Co.	7,000	11,925
	Systex Corp.	50,000	191,146
	T3EX Global Holdings Corp.	29,000	61,414
#	TA Chen Stainless Pipe	535,454	640,684
	Ta Ya Electric Wire & Cable	110,443	113,201
	Tah Hsin Industrial Corp.	12,870	25,353
	TA-I Technology Co. Ltd.	26,750	58,337
#	Tai Tung Communication Co. Ltd.	53,385	32,847
	Taichung Commercial Bank Co. Ltd.	897,436	562,719
		Shares	Value»
TAIWAN — (Continued)
	TaiDoc Technology Corp.	12,000	$47,514
	Taiflex Scientific Co. Ltd.	53,838	235,089
	Taimide Tech, Inc.	14,000	46,903
	Tainan Enterprises Co. Ltd.	33,000	22,237
	Tai-Saw Technology Co. Ltd.	29,000	39,765
	TaiSol Electronics Co. Ltd.	22,000	52,201
	Taita Chemical Co. Ltd.	83,945	55,191
	Taiwan Business Bank	1,270,345	657,689
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	47,922
	Taiwan Cooperative Financial Holding Co. Ltd.	890,164	645,822
	Taiwan Environment Scientific Co. Ltd.	18,000	9,940
	Taiwan Fertilizer Co. Ltd.	80,000	128,523
	Taiwan Fire & Marine Insurance Co. Ltd.	51,800	85,806
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	50,074
	Taiwan High Speed Rail Corp.	260,000	217,545
	Taiwan Hon Chuan Enterprise Co. Ltd.	75,645	267,448
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,181	77,597
††	Taiwan Land Development Corp.	134,000	2,125
*	Taiwan Mask Corp.	52,641	78,916
	Taiwan Mobile Co. Ltd.	140,000	492,936
	Taiwan Sakura Corp.	29,000	76,308
	Taiwan Sanyo Electric Co. Ltd.	25,000	25,127
	Taiwan Secom Co. Ltd.	79,000	282,123
	Taiwan Semiconductor Co. Ltd.	48,000	97,333
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,078,000	74,836,753

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	71,560	$28,342,054
	Taiwan Shin Kong Security Co. Ltd.	76,500	97,245
*	Taiwan Styrene Monomer	164,000	49,182
#	Taiwan Surface Mounting Technology Corp.	67,000	359,086
	Taiwan Taxi Co. Ltd.	6,615	37,441
	Taiwan Union Technology Corp.	63,000	2,076,092
#	Tatung Co. Ltd.	333,450	319,857
*	TBI Motion Technology Co. Ltd.	11,000	24,046
	TCI Co. Ltd.	25,877	97,388
	Te Chang Construction Co. Ltd.	12,000	26,910
	Teco Electric & Machinery Co. Ltd.	304,000	611,822
	Tehmag Foods Corp.	6,400	55,272
#	Test Research, Inc.	36,000	394,987
	Test Rite International Co. Ltd.	53,000	34,576
	Thye Ming Industrial Co. Ltd.	25,819	55,823
	Tofu Restaurant Co. Ltd.	1,120	6,554
	Ton Yi Industrial Corp.	297,000	164,818
	Tong Hsing Electronic Industries Ltd.	43,857	242,173
	Tong Yang Industry Co. Ltd.	61,000	145,074
#	Tong-Tai Machine & Tool Co. Ltd.	60,000	70,469
	Top Union Electronics Corp.	22,759	20,103
	Topco Scientific Co. Ltd.	55,040	714,463
	Topco Technologies Corp.	18,000	65,524
	Topkey Corp.	14,000	66,213
	Topoint Technology Co. Ltd.	35,554	463,698
#	TPK Holding Co. Ltd.	89,000	171,505
	Trade-Van Information Services Co.	16,000	46,558
#	Transcend Information, Inc.	55,000	447,290
	Transcom, Inc.	15,224	63,695
		Shares	Value»
TAIWAN — (Continued)
	Trusval Technology Co. Ltd.	2,100	$18,054
	TS Financial Holding Co. Ltd (2887 TT)	2,113,281	1,594,080
	Tsann Kuen Enterprise Co. Ltd.	13,331	8,399
	TSC Auto ID Technology Co. Ltd.	9,128	54,340
	TSRC Corp.	104,000	64,770
	Ttet Union Corp.	6,000	28,164
	TTFB Co. Ltd.	3,662	19,107
	TTY Biopharm Co. Ltd.	42,000	98,579
*	Tul Corp.	12,000	21,326
	Tung Ho Steel Enterprise Corp.	114,270	235,511
	Tung Thih Electronic Co. Ltd.	10,296	18,035
	TURVO International Co. Ltd.	9,000	86,554
	TYC Brother Industrial Co. Ltd.	39,000	38,387
*	Tycoons Group Enterprise	72,388	18,610
	Ubright Optronics Corp.	10,000	23,573
	UDE Corp.	21,000	90,642
	Ultra Chip, Inc.	15,000	22,917
	Unic Technology Corp.	41,000	41,297
	Unictron Technologies Corp.	5,000	9,117
	Union Bank of Taiwan	379,358	239,851
	Union Insurance Co. Ltd.	25,000	23,868
#	Uni-President Enterprises Corp.	1,086,000	2,378,736
	Unitech Computer Co. Ltd.	29,000	42,071
	United Alloy-Tech Co.	12,419	29,090
#	United Integrated Services Co. Ltd.	71,000	2,166,085
	United Orthopedic Corp.	15,000	46,948
	United Radiant Technology	28,000	19,836
	Univacco Technology, Inc.	15,000	23,398
	Universal Cement Corp.	114,220	102,747
	Universal Microwave Technology, Inc.	3,000	149,262
	Universal Vision Biotechnology Co. Ltd.	20,257	87,722

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	UPC Technology Corp.	220,169	$77,389
	Userjoy Technology Co. Ltd.	14,855	33,463
#	USI Corp.	232,320	105,591
	Utechzone Co. Ltd.	15,000	116,514
	UVAT Technology Co. Ltd.	8,000	22,189
	Value Valves Co. Ltd.	5,383	13,497
	Ve Wong Corp.	23,000	31,743
#	Ventec International Group Co. Ltd.	18,000	125,953
	Via Technologies, Inc.	25,000	62,759
	Visco Vision, Inc.	8,000	57,427
#	VisEra Technologies Co. Ltd.	21,000	393,439
#	Visual Photonics Epitaxy Co. Ltd.	30,000	334,218
	Vizionfocus, Inc.	6,000	35,747
	Voltronic Power Technology Corp.	19,915	494,871
	Waffer Technology Corp.	19,276	26,653
	Wah Hong Industrial Corp.	13,000	27,601
	Wah Lee Industrial Corp.	66,780	281,827
	Walsin Lihwa Corp.	621,871	596,068
*	WEI Chih Steel Industrial Co. Ltd.	27,000	14,959
	Weikeng Industrial Co. Ltd.	169,945	193,217
	Well Shin Technology Co. Ltd.	16,000	23,771
	Welldone Co.	13,000	21,435
	WELLELL, Inc.	17,000	11,987
	Wholetech System Hitech Ltd.	18,000	74,668
	Winmate, Inc.	7,000	35,053
	WinWay Technology Co. Ltd.	3,000	1,008,743
	Wisdom Marine Lines Co. Ltd.	123,102	279,244
	Wiselink Co. Ltd.	18,000	51,464
	Wistron Corp.	463,436	2,041,037
	WITS Corp.	10,659	40,623
#	Wiwynn Corp.	17,000	2,552,388
#	WNC Corp.	96,372	663,489
	Wonderful Hi-Tech Co. Ltd.	17,954	40,081
	Wowprime Corp.	13,194	94,666
	WPG Holdings Ltd.	610,400	1,955,902
#	WT Microelectronics Co. Ltd.	186,432	1,211,326
		Shares	Value»
TAIWAN — (Continued)
	XAC Automation Corp.	24,000	$20,771
	Xxentria Technology Materials Corp.	29,975	40,421
	Ya Horng Electronic Co. Ltd.	8,000	12,740
	Yageo Corp.	215,840	2,200,637
	Yang Ming Marine Transport Corp.	16,000	24,928
	Yankey Engineering Co. Ltd.	17,257	347,701
	YCC Parts Manufacturing Co. Ltd.	13,000	16,882
	Yea Shin International Development Co. Ltd.	90,217	74,107
	Yen Sun Technology Corp.	9,000	15,077
*	Yeong Guan Energy Technology Group Co. Ltd.	10,216	1,786
	YFC-Boneagle Electric Co. Ltd.	30,236	28,329
	YFY, Inc.	209,000	156,092
	Yi Jinn Industrial Co. Ltd.	65,100	29,777
*	Yieh Phui Enterprise Co. Ltd.	440,479	194,627
	Yonyu Plastics Co. Ltd.	23,000	14,749
	Young Fast Optoelectronics Co. Ltd.	17,000	29,981
	Youngtek Electronics Corp.	28,000	81,465
	Yuanta Financial Holding Co. Ltd.	1,402,166	2,323,058
	Yuanta Futures Co. Ltd.	5,413	17,014
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	14,991
#	Yulon Motor Co. Ltd.	204,990	176,111
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	47,799
	Yungshin Construction & Development Co. Ltd.	31,000	47,142
	YungShin Global Holding Corp.	46,000	80,684
	Yusin Holding Corp.	4,428	7,035

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zeng Hsing Industrial Co. Ltd.	9,669	$28,190
	Zenitron Corp.	64,000	140,122
#	Zero One Technology Co. Ltd.	30,633	99,435
	ZillTek Technology Corp.	6,000	55,042
	Zippy Technology Corp.	30,000	52,025
#	Zyxel Group Corp.	97,909	109,527
TOTAL TAIWAN			315,654,082
THAILAND — (1.0%)
	AAPICO Hitech PCL (AH/F TB)	33,100	13,519
	AAPICO Hitech PCL (AH-R TB), NVDR	34,100	13,927
	Advanced Information Technology PCL, Class F	258,500	37,462
	AEON Thana Sinsap Thailand PCL	17,300	50,301
	Airports of Thailand PCL	134,300	212,280
	Amata Corp. PCL	111,300	70,627
#	AP Thailand PCL	916,500	242,456
	Asia Plus Group Holdings PCL	545,200	34,432
	Asian Insulators PCL	77,325	6,921
	Asian Sea Corp. PCL	134,700	29,525
	Bangkok Bank PCL (BBLF TB)	67,400	336,282
#	Bangkok Chain Hospital PCL	191,800	54,773
	Bangkok Commercial Asset Management PCL	361,100	82,186
	Bangkok Dusit Medical Services PCL, Class F	738,600	414,797
	Bangkok Expressway & Metro PCL	607,500	99,025
	Bangkok Land PCL	2,786,800	36,853
	Bangkok Life Assurance PCL, NVDR	50,800	31,058
	BCPG PCL	317,700	68,900
#	BEC World PCL	319,801	18,664
	BKI Holdings PCL	7,000	69,925
*	BTS Group Holdings PCL	1,010,500	64,654
	Bumrungrad Hospital PCL	71,400	395,638
		Shares	Value»
THAILAND — (Continued)
#	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	$255,171
#	Central Retail Corp. PCL CRCF TB	129,450	72,993
	CH Karnchang PCL	188,000	98,030
#	Chularat Hospital PCL	718,200	31,515
	Com7 PCL	281,500	197,691
	Cotto F	248,200	1,447
	CP ALL PCL	263,800	352,765
	CP Axtra PCL	109,563	49,594
	Delta Electronics Thailand PCL	296,600	2,905,506
	Dhipaya Group Holdings PCL	130,400	83,150
	Diamond Building Products PCL	101,400	14,551
#	Dohome PCL	12,182	1,261
	Don Muang Tollway PCL	34,300	11,676
	Eastern Polymer Group PCL	222,600	24,254
	Eastern Water Resources Development & Management PCL, Class F	200,000	18,774
#*	Energy Absolute PCL	1,090,600	88,808
#	Erawan Group PCL	315,400	22,878
	Exotic Food PCL	52,700	21,967
#	Forth Corp. PCL	77,600	22,038
	Fortune Parts Industry PCL	205,700	10,420
	Frasers Property Thailand PCL	144,800	27,998
#	Gunkul Engineering PCL	1,265,500	113,723
	Haad Thip PCL	64,600	29,926
#	Hana Microelectronics PCL	173,600	177,238
	Heng Leasing & Capital PCL	507,200	13,430
	Home Product Center PCL	925,300	172,592
	Ichitan Group PCL	152,500	58,512
	Index Livingmall PCL	55,400	22,980
#	Indorama Ventures PCL	77,100	61,058
	Interlink Communication PCL	112,600	16,358
#	IRPC PCL	2,669,900	174,368
	IT City PCL	44,800	5,772

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#*	Jasmine Technology Solution PCL	22,300	$28,591
	Jaymart Group Holdings PCL	127,700	27,747
	JMT Network Services PCL	128,200	38,687
	Kang Yong Electric PCL	1,200	10,931
	Karmarts PCL	45,800	10,694
	Kasikornbank PCL (KBANKF TB)	23,300	138,715
#	KCE Electronics PCL	79,000	76,246
#	Kiatnakin Phatra Bank PCL	35,800	86,856
	Krung Thai Bank PCL	170,100	172,319
	Krungthai Card PCL	169,100	151,955
	Ladprao General Hospital PCL, Class F	40,000	4,519
	Lalin Property PCL	148,400	20,119
#	Land & Houses PCL (LHF TB)	1,453,800	160,792
	LH Financial Group PCL	1,964,400	68,053
	Loxley PCL	724,500	28,859
	LPN Development PCL	282,400	13,430
	MBK PCL	193,335	101,050
	MC Group PCL	106,000	36,124
	Mega Lifesciences PCL	135,000	148,299
	Minor International PCL	263,800	167,900
#	MK Restaurants Group PCL	38,600	22,518
	Namyong Terminal PCL	215,400	28,304
	Netbay PCL	24,000	12,101
	Northeast Rubber PCL	216,700	31,162
	Polyplex Thailand PCL	117,900	35,425
	Praram 9 Hospital PCL	55,400	27,568
	Precious Shipping PCL	204,400	42,596
	Premier Marketing PCL	111,900	39,108
#	Prima Marine PCL	118,400	32,345
*	Property Perfect PCL	3,068,310	3,769
	Pruksa Holding PCL	260,300	27,472
*	PSG Corp. PCL	205,651	18,800
	PTG Energy PCL	345,100	86,510
	PTT Global Chemical PCL	111,600	135,675
		Shares	Value»
THAILAND — (Continued)
	PTT Oil & Retail Business PCL	318,000	$120,438
	Quality Houses PCL	2,306,100	95,670
	Rajthanee Hospital PCL	31,400	12,250
	Ratchaphruek Hospital PCL	60,100	9,003
	Ratchthani Leasing PCL	669,390	35,324
	S Hotels & Resorts PCL	347,400	16,975
	Saha-Union PCL	41,400	34,269
	Samart Corp. PCL	156,200	24,961
#	Sansiri PCL	4,900,000	210,875
	Sappe PCL	18,300	16,618
	SC Asset Corp. PCL	553,900	33,994
	SCG Packaging PCL	70,900	54,660
	Siam Wellness Group PCL	78,100	7,371
	Siamgas & Petrochemicals PCL	263,500	68,693
	Sikarin PCL, Class F	132,000	30,188
*	Singer Thailand PCL	155,600	26,111
#	Singha Estate PCL	706,700	10,649
	SISB PCL	21,300	6,606
*	SKY ICT PCL	31,100	11,387
	Somboon Advance Technology PCL	40,500	18,276
	SPCG PCL	165,600	44,987
	Sri Trang Agro-Industry PCL	168,700	92,177
	Srinanaporn Marketing PCL	61,800	13,766
	Srisawad Corp. PCL	104,343	74,820
	Srithai Superware PCL	359,200	11,244
	Srivichai Vejvivat PCL	64,300	16,903
	Star Petroleum Refining PCL	474,800	107,327
#	Stecon Group PCL	267,400	98,750
*	STP & I PCL	248,700	30,717
	Supalai PCL	325,800	162,182
*	Super Energy Corp. PCL	6,177,300	20,969
	Susco PCL	321,100	19,864
	Syntec Construction PCL	213,300	10,471
	TAC Consumer PCL	87,200	14,338
#	Taokaenoi Food & Marketing PCL, Class F	110,400	13,623
	Thai Coconut PCL	54,400	9,582
#	Thai Life Insurance PCL	48,700	15,739

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Nakarin Hospital PCL	18,000	$16,548
	Thai Oil PCL	281,965	416,956
	Thai President Foods PCL	7,500	43,345
	Thai Stanley Electric PCL (STANLY/F TB), Class F	4,600	29,218
	Thai Union Group PCL	459,500	162,417
	Thai Vegetable Oil PCL	29,410	22,292
	Thai Wah PCL	70,400	6,043
*	Thaicom PCL	81,700	29,104
	Thaitheparos PCL	13,400	16,421
	Thanachart Capital PCL	61,800	106,211
	Tipco Asphalt PCL (TASCO/F TB)	156,536	64,928
	TIPCO Foods PCL	79,100	15,559
	TKS Technologies PCL	86,680	16,632
#	TMBThanachart Bank PCL	1,694,940	117,691
	TOA Paint Thailand PCL	169,100	67,465
	TTW PCL	174,740	49,565
	Unique Engineering & Construction PCL	257,300	19,746
	United Paper PCL	55,100	12,414
*	Vanachai Group PCL	99,600	6,163
	VGI PCL	2,148,080	57,572
	WHA Corp. PCL	1,434,100	197,766
	Xspring Capital PCL	1,587,200	21,444
TOTAL THAILAND			12,675,165
TURKEY — (0.6%)
*	Adese Gayrimenkul Yatirim AS	1,611,515	38,680
	Agesa Hayat ve Emeklilik AS	9,841	52,577
	Akbank TAS	296,476	480,158
*	Aksigorta AS	147,479	22,835
	Albaraka Turk Katilim Bankasi AS	145,198	27,003
*	Alkim Alkali Kimya AS	77,919	34,648
	Anadolu Anonim Turk Sigorta Sirketi	319,200	204,160
	Anadolu Efes Biracilik Ve Malt Sanayii AS	280,710	118,090
	Anadolu Hayat Emeklilik AS	16,478	40,461
#*	Arcelik AS	11,491	28,476
		Shares	Value»
TURKEY — (Continued)
	ARD Grup Bilisim Teknolojileri AS	25,944	$28,975
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	760,307
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	21,293	133,812
*	Aydem Yenilenebilir Enerji AS	56,344	36,158
	Aygaz AS	16,157	102,928
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	62,255	20,686
	BIM Birlesik Magazalar AS	31,961	525,071
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	71,066
	Borusan Yatirim ve Pazarlama AS	701	32,678
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	9,654
	Celebi Hava Servisi AS	558	22,019
	Coca-Cola Icecek AS	82,181	136,626
	Dogus Otomotiv Servis ve Ticaret AS	35,527	141,951
	EGE Endustri VE Ticaret AS	112	15,733
Ω	Enerjisa Enerji AS	30,234	82,277
	Enka Insaat ve Sanayi AS	38,495	89,251
#	Ford Otomotiv Sanayi AS	46,053	99,976
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	248,895	51,080
*	GSD Holding AS	354,746	41,422
*	Gubre Fabrikalari TAS	5,801	68,133
*	Hitit Bilgisayar Hizmetleri AS	13,959	13,082
*	Ihlas Holding AS	242,643	12,049
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	250,581	56,484
*	Info Yatirim AS	48,126	3,640
*	Is Finansal Kiralama AS	88,983	39,412

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Is Yatirim Menkul Degerler AS	180,616	$169,224
	Jantsa Jant Sanayi Ve Ticaret AS	35,252	13,793
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	579,328	36,839
*	Kervan Gida Sanayi Ve Ticaret AS	203,913	14,068
	Kiler Holding AS	21,004	47,628
	Kocaer Celik Sanayi Ve Ticaret AS	80,488	20,945
*	LDR Turizm AS	59,524	155,802
	Logo Yazilim Sanayi Ve Ticaret AS	21,494	68,411
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	21,222	7,106
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	129,079	123,945
#*	MIA Teknoloji AS	41,307	36,548
	Migros Ticaret AS	5,530	78,631
*Ω	MLP Saglik Hizmetleri AS	20,015	197,030
*	NET Holding AS	18,659	15,851
*	Orge Enerji Elektrik Taahhut AS	8,955	16,963
*	Oyak Yatirim Menkul Degerler AS	14,467	18,203
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	8,244	8,219
*	Petkim Petrokimya Holding AS	158,133	83,744
*	Politeknik Metal Sanayi ve Ticaret AS	17	2,016
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,191	43,451
#*	Sasa Polyester Sanayi AS	436,283	30,395
	Sekerbank Turk AS	266,815	72,486
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	45,114	103,611
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	2	0
*	Sok Marketler Ticaret AS	49,406	55,740
		Shares	Value»
TURKEY — (Continued)
*	TAV Havalimanlari Holding AS	26,955	$166,312
	Tekfen Holding AS	6,534	20,589
	Tofas Turk Otomobil Fabrikasi AS	12,565	82,048
*	Trust Anadolu Metal Madencilik Isletmeleri AS	14,392	37,845
*	Tukas Gida Sanayi ve Ticaret AS	548,496	31,110
*	Tumosan Motor ve Traktor Sanayi AS	7,242	16,303
*	Turk Altin Isletmeleri AS	66,468	60,850
	Turk Traktor ve Ziraat Makineleri AS	6,206	61,039
	Turkcell Iletisim Hizmetleri AS	153,339	381,257
#	Turkiye Garanti Bankasi AS	88,092	260,819
	Turkiye Is Bankasi AS, Class C	763,155	242,281
	Turkiye Petrol Rafinerileri AS	87,345	525,100
	Turkiye Sigorta AS	259,056	80,760
	Turkiye Sinai Kalkinma Bankasi AS	640,671	164,601
*	Turkiye Vakiflar Bankasi TAO, Class D	513,143	360,134
	Ulker Biskuvi Sanayi AS	40,157	110,193
*	Usak Seramik Sanayii AS	560,070	21,529
*	Vakif Finansal Kiralama AS	814,877	33,027
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	14,657
#*	Vestel Elektronik Sanayi ve Ticaret AS	21,425	13,190
*	Yapi ve Kredi Bankasi AS	431,515	353,757
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	22,809
*	YEO Teknoloji Enerji VE Endustri AS	24,908	30,755
*	Zorlu Enerji Elektrik Uretim AS	191,669	12,981
TOTAL TURKEY			8,166,153

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	338,566	$1,272,830
	Abu Dhabi Islamic Bank PJSC	256,717	1,532,961
	Abu Dhabi National Oil Co. for Distribution PJSC	828,189	827,663
*	Abu Dhabi Ports Co. PJSC	137,036	162,052
	Abu Dhabi Ship Building Co. PJSC	25,197	51,047
	ADNOC Drilling Co. PJSC	489,986	755,072
	ADNOC Logistics & Services	6,722	10,739
	Agility Global PLC	757,917	309,494
	Agthia Group PJSC	84,403	85,668
	Ajman Bank PJSC	223,593	87,558
*	AL Seer Marine Supplies & Equipment Co. LLC	42,858	22,619
	Aldar Properties PJSC	298,139	627,017
	Alef Education Holding PLC	32,914	8,794
	Alpha Dhabi Holding PJSC	79,349	162,890
	Amanat Holdings PJSC	179,192	62,417
*	Amlak Finance PJSC	281,015	143,927
*	Bank of Sharjah	153,119	51,691
	Burjeel Holdings PLC	203,403	58,302
	Deyaar Development PJSC	434,668	97,247
	Dubai Financial Market PJSC	325,880	126,740
	Dubai Investments PJSC	430,521	475,589
	Dubai Islamic Bank PJSC	843,032	1,640,737
	Dubai Taxi Co. PJSC	22,029	12,205
	Emaar Development PJSC	227,825	905,163
	Emaar Properties PJSC	434,020	1,397,544
	Emirates Driving Co.	73,716	61,618
	Emirates Integrated Telecommunications Co. PJSC	279,489	820,775
	Emirates NBD Bank PJSC	316,166	2,497,986
*	Emirates Reem Investments PJSC	13,190	8,037
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Telecommunications Group Co. PJSC	85,688	$433,983
	First Abu Dhabi Bank PJSC	328,767	1,572,838
*	Ghitha Holding PJSC	6,712	19,970
*	Gulf Pharmaceutical Industries PSC	97,181	27,497
*	International Holding Co. PJSC	5,838	621,236
*	Manazel PJSC	301,353	20,210
*	Modon Holding PSC	529,941	423,272
*	National Corp. for Tourism & Hotels	8,298	4,132
	NMDC Group PJSC	7,021	36,623
	Palms Sports PrJSC	10,321	19,506
	Parkin Co. PJSC	128,666	182,481
*	Presight AI Holding PLC	121,810	103,977
*	RAK Properties PJSC	340,523	99,266
	Ras Al Khaimah Ceramics PJSC	101,309	66,843
	Salik Co. PJSC	501,572	765,303
	Sharjah Islamic Bank	161,497	130,112
*	Shuaa Capital PSC	329,812	18,375
	Spinneys 1961 Holding PLC	44,574	14,357
	Taaleem Holdings PJSC	5,617	5,004
	TECOM Group PJSC	11,759	10,804
*	Two Point Zero Group PJSC	1,034,294	576,597
*	Union Properties PJSC	564,802	111,621
TOTAL UNITED ARAB EMIRATES			19,540,389
TOTAL COMMON STOCKS			1,293,454,011
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Alpargatas SA, 14.933%	26,757	64,950
	Axia Energia SA Class B, 5.844%	13,100	181,614
*	Axia Energia SA Class C	15,730	190,439
	Banco ABC Brasil SA, 10.346%	43,752	221,420
Ω	Banco BMG SA, 8.258%	35,901	38,788

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco Bradesco SA, 7.793%	363,531	$1,418,357
	Banco do Estado do Rio Grande do Sul SA, 10.262%	67,233	212,080
	Banco Pine SA, 5.698%	15,574	45,195
	Centrais Eletricas de Santa Catarina SA, 6.643%	3,500	108,489
	Cia de Ferro Ligas da Bahia FERBASA, 9.489%	26,800	41,620
	Cia De Sanena Do Parana, 5.068%	115,531	183,849
	Cia Energetica de Minas Gerais, 13.489%	516,519	1,308,039
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,205	87,074
	Energisa SA, 3.848%	248	498
	Eucatex SA Industria e Comercio, 5.237%	21,300	92,395
	Gerdau SA, 2.742%	60,179	274,778
	Isa Energia Brasil SA, 6.271%	59,200	352,799
	Itau Unibanco Holding SA, 7.892%	454,834	3,967,099
	Klabin SA, 9.166%	4	3
	Localiza Rent a Car SA, 1.183%	4,097	36,520
	Marcopolo SA, 15.762%	248,890	325,702
*	Raizen SA	430,247	40,837
	Randoncorp SA, 0.880%	56,600	60,694
	Schulz SA, 12.223%	35,856	37,726
	Track & Field Co. SA, 2.057%	15,700	48,668
	Unipar Carbocloro SA, 16.248%	5,199	65,767
TOTAL BRAZIL			9,405,400
CHILE — (0.1%)
	Embotelladora Andina SA, 1.442%	41,683	194,303
		Shares	Value»

CHILE — (Continued)
*	Sociedad Quimica y Minera de Chile SA Class B	4,213	$387,467
TOTAL CHILE			581,770
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	208,948	22,455
TOTAL PREFERRED STOCKS			10,009,625
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Parque Arauco SA Rights 06/02/2026	9,053	0
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	156,976	1,976
SOUTH KOREA — (0.0%)
*	SKC Co. Ltd. Rights 05/15/2026	705	22,435
TAIWAN — (0.0%)
*	Ability Opto-Electronics Technology Co. Ltd. Rights	286	145
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	53,832	5,877
TOTAL RIGHTS/WARRANTS			30,433
TOTAL INVESTMENT SECURITIES (Cost $756,399,400)			1,303,494,069

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,126,258	13,025,178
TOTAL INVESTMENTS — (100.0%)
(Cost $769,425,233)			$1,316,519,247

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $52,254,591 or 4.0% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$44,153,862	$1,200	—	$44,155,062
Chile	7,919,059	17,936	—	7,936,995
China	19,648,044	306,705,971	$29,205	326,383,220
Colombia	1,883,858	—	—	1,883,858
Czech Republic	—	760,435	—	760,435
Egypt	—	253,567	—	253,567
Greece	—	6,317,887	—	6,317,887
Hong Kong	—	12,559	—	12,559
Hungary	—	4,486,030	—	4,486,030
India	6,725,256	152,754,200	—	159,479,456
Indonesia	—	3,119,030	10,011	3,129,041
Kuwait	—	8,006,551	8,482	8,015,033
Malaysia	3,069	11,207,327	26	11,210,422
Mexico	25,042,427	133,274	—	25,175,701
Peru	1,794,621	—	—	1,794,621
Philippines	—	3,179,233	—	3,179,233
Poland	13,337	16,168,493	—	16,181,830
Qatar	—	7,396,250	—	7,396,250
Saudi Arabia	25,513	30,226,027	—	30,251,540
South Africa	5,277,521	26,613,902	—	31,891,423
South Korea	—	247,444,125	79,934	247,524,059
Taiwan	28,426,228	287,225,729	2,125	315,654,082
Thailand	18,800	12,656,365	—	12,675,165
Turkey	—	8,166,153	—	8,166,153
United Arab Emirates	—	19,540,389	—	19,540,389
Preferred Stocks
Brazil	9,405,400	—	—	9,405,400
Chile	581,770	—	—	581,770
India	22,455	—	—	22,455
Rights/Warrants
Chile	—	—	—	—
Malaysia	—	1,976	—	1,976
South Korea	—	22,435	—	22,435
Taiwan	—	145	—	145
United Arab Emirates	—	5,877	—	5,877
Securities Lending Collateral	—	13,025,178	—	13,025,178
Total Investments in Securities	$150,941,220	$1,165,448,244	$129,783˂˃	$1,316,519,247

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.5%)
AUSTRALIA — (3.8%)
*	29Metals Ltd.	74,231	$13,162
	AMP Ltd.	124,136	131,788
	Ampol Ltd.	2,369	59,984
	Ansell Ltd.	7,902	151,586
#	ARB Corp. Ltd.	1,304	17,633
#	AUB Group Ltd.	1,704	31,735
*	Aurelia Metals Ltd.	102,220	21,798
	Aurizon Holdings Ltd.	98,338	297,081
#	Aussie Broadband Ltd.	6,216	24,049
*	Austal Ltd.	8,486	25,589
#	Australian Clinical Labs Ltd.	15,346	21,050
	Australian Finance Group Ltd.	10,798	15,585
#	Bank of Queensland Ltd.	31,808	154,415
#	Bega Cheese Ltd.	8,949	35,783
*	Bellevue Gold Ltd.	11,179	12,154
	Bendigo & Adelaide Bank Ltd.	27,824	215,082
	Cedar Woods Properties Ltd.	2,144	11,552
	Challenger Ltd.	25,514	158,804
#	Champion Iron Ltd.	23,896	82,551
	Clinuvel Pharmaceuticals Ltd.	3,103	20,600
	Collins Foods Ltd.	4,832	28,663
	Credit Corp. Group Ltd.	2,527	19,709
	Downer EDI Ltd.	30,197	162,261
*	Emeco Holdings Ltd.	19,314	15,794
#	Endeavour Group Ltd.	67,083	162,408
	EQT Holdings Ltd.	1,481	20,892
	EVT Ltd.	2,551	22,309
	FleetPartners Group Ltd.	6,595	11,208
#	Flight Centre Travel Group Ltd.	7,283	54,271
#	Generation Development Group Ltd.	14,227	40,597
	GrainCorp Ltd., Class A	7,404	32,914
	GWA Group Ltd.	9,272	13,383
	Hansen Technologies Ltd.	7,342	26,699
	Harvey Norman Holdings Ltd.	22,485	73,490
		Shares	Value»
AUSTRALIA — (Continued)
#	Healius Ltd.	35,246	$12,874
*	IGO Ltd.	39,661	218,226
	Iluka Resources Ltd.	14,041	83,537
	IPD Group Ltd.	2,998	12,208
#	IPH Ltd.	8,664	22,773
	IVE Group Ltd.	6,188	11,564
*	Judo Capital Holdings Ltd.	44,797	46,568
	Kelsian Group Ltd.	3,916	10,841
	Lendlease Corp. Ltd.	37,337	91,072
	Macmahon Holdings Ltd.	50,817	26,775
	Magellan Financial Group Ltd.	6,397	47,429
*	Metals X Ltd.	31,856	32,243
	Metcash Ltd.	47,732	93,992
*	Mineral Resources Ltd.	10,039	472,539
	MyState Ltd.	11,714	38,948
	Navigator Global Investments Ltd.	14,400	25,869
	nib holdings Ltd.	3,375	16,299
	Nine Entertainment Co. Holdings Ltd.	81,313	56,265
	oOh!media Ltd.	30,258	25,548
	Orora Ltd.	91,706	87,553
	Peet Ltd.	10,900	14,173
	Perenti Ltd.	42,196	57,112
	Perpetual Ltd.	5,362	64,804
	Perseus Mining Ltd.	71,368	286,021
*	PEXA Group Ltd.	7,350	66,785
#*	PLS Group Ltd.	159,440	709,414
	Ramelius Resources Ltd.	11,517	28,585
#	Ramsay Health Care Ltd.	10,290	291,073
	Reliance Worldwide Corp. Ltd.	42,032	99,678
*	Sandfire Resources Ltd.	25,570	308,927
*	Select Harvests Ltd.	6,800	18,799
	Servcorp Ltd.	2,428	11,361
#	Service Stream Ltd.	22,015	31,038
	Sims Ltd. (SGM AU)	8,786	132,783
	Sonic Healthcare Ltd.	15,407	220,453
	Steadfast Group Ltd.	11,747	36,132
	Super Retail Group Ltd.	6,827	58,702
	Tabcorp Holdings Ltd.	96,333	79,177
	TPG Telecom Ltd.	25,017	75,666

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Tyro Payments Ltd.	19,889	$10,537
Ω	Viva Energy Group Ltd.	69,283	123,182
*	WEB Travel Group Ltd.	9,391	18,156
#*	West African Resources Ltd.	39,004	84,928
	Westgold Resources Ltd.	20,406	81,036
	Worley Ltd.	27,700	237,284
TOTAL AUSTRALIA			6,765,508
AUSTRIA — (0.3%)
Ω	BAWAG Group AG	155	26,544
	EVN AG	949	32,245
	Mayr Melnhof Karton AG	194	18,213
	Palfinger AG	568	23,373
	Porr AG	335	15,363
	Telekom Austria AG	3,405	38,707
	UNIQA Insurance Group AG	5,202	99,816
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,553	116,934
	Wienerberger AG	3,617	104,872
TOTAL AUSTRIA			476,067
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	1,475	486,474
	Ageas SA	1,019	79,853
	Barco NV	4,866	54,465
	Bekaert SA	2,446	120,786
*	bpost SA	7,921	16,880
	Colruyt Group NV	2,153	82,989
	Deceuninck NV	5,393	13,547
	Proximus SADP	12,444	94,918
#	Syensqo SA	3,641	241,541
TOTAL BELGIUM			1,191,453
BRAZIL — (0.8%)
	Azzas 2154 SA	5,600	24,450
	C&A Modas SA	10,000	22,860
	Cogna Educacao SA	63,300	35,537
	Cruzeiro do Sul Educacional SA	9,000	9,778
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,600	50,284
	Dexco SA	20,200	21,253
		Shares	Value»
BRAZIL — (Continued)
*	Diagnosticos da America SA	14,300	$9,761
	Empreendimentos Pague Menos SA PGMN3 BZ	11,800	13,249
	Fleury SA	16,700	54,230
	Grupo SBF SA	9,600	21,364
	Hypera SA HYPE3 BZ	16,117	73,330
*	IRB-Brasil Resseguros SA	2,000	21,608
	JHSF Participacoes SA	12,500	31,681
	Localiza Rent a Car SA	6,947	64,408
	Lojas Renner SA	34,600	95,028
	M Dias Branco SA	6,200	29,399
	Magazine Luiza SA	700	1,164
	Moura Dubeux Engenharia SA	3,900	23,778
	Movida Participacoes SA MOVI3 BZ	8,400	20,594
*	Movida Participacoes SA MOVI9 BZ	1,589	3,876
*	Natura Cosmeticos SA	31,000	63,793
	Porto Seguro SA	2,400	24,132
	Sao Martinho SA	6,092	19,893
	Sendas Distribuidora SA (ASAI3 BZ)	33,500	59,872
Ω	Ser Educacional SA	9,600	24,641
	Smartfit Escola de Ginastica e Danca SA	12,200	42,549
	Ultrapar Participacoes SA (UGPA3 BZ)	34,000	205,574
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	38,900	31,109
	Vibra Energia SA	47,449	319,086
	YDUQS Participacoes SA	8,700	17,323
TOTAL BRAZIL			1,435,604
CANADA — (6.6%)
	ADENTRA, Inc.	800	20,089
	AGF Management Ltd., Class B	2,000	23,852
	AltaGas Ltd.	17,200	644,644
	AtkinsRealis Group, Inc.	1,700	117,305
#*	ATS Corp. (ATS CN)	4,900	158,975
	B2Gold Corp. (BTO CN)	72,900	329,522

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Bausch Health Cos., Inc. (BHC US)	1,751	$10,016
	Black Diamond Group Ltd.	1,233	15,386
#	Boralex, Inc., Class A	3,000	81,187
	Brookfield Wealth Solutions Ltd.	223	10,064
*	CAE, Inc. (CAE US)	10,180	265,800
*	Canada Goose Holdings, Inc. (GOOS US)	1,600	18,208
#	Canadian Tire Corp. Ltd., Class A	2,900	403,312
	Cascades, Inc.	3,300	26,141
	CCL Industries, Inc., Class B	2,108	133,121
	Centerra Gold, Inc.	9,140	159,068
	Cogeco Communications, Inc.	800	37,069
	Definity Financial Corp.	4,400	224,316
	Doman Building Materials Group Ltd.	2,100	15,924
	DPM Metals, Inc.	7,700	258,547
	E-L Financial Corp. Ltd.	7,000	87,864
	Eldorado Gold Corp. (EGO US)	2,300	71,507
	Eldorado Gold Corp. (ELD CN)	12,100	373,863
	Empire Co. Ltd., Class A	6,000	205,396
	Enerflex Ltd. (EFX CN)	1,500	40,251
	Enerflex Ltd. (EFXT US)	3,700	99,234
*	Ensign Energy Services, Inc.	5,800	16,354
	EQB, Inc.	1,239	112,448
	Equinox Gold Corp. (EQX CN)	21,500	300,416
#	Equinox Gold Corp. (EQX US)	19,917	278,041
*	ERO Copper Corp. (ERO CN)	527	13,622
	Exchange Income Corp.	700	51,559
	Fiera Capital Corp.	4,800	20,354
	Finning International, Inc.	7,900	578,564
	First Majestic Silver Corp. (FR CN)	4,400	86,682
		Shares	Value»
CANADA — (Continued)
*	Fortuna Mining Corp. (FSM US)	17,063	$164,658
#	Freehold Royalties Ltd.	4,900	64,896
	Gildan Activewear, Inc. (GIL US)	654	40,541
	Hudbay Minerals, Inc. (HBM CN)	21,074	487,463
	iA Financial Corp., Inc.	4,229	544,273
*	IAMGOLD Corp. (IAG US)	8,900	150,143
*	IAMGOLD Corp. (IMG CN)	17,700	297,878
	IGM Financial, Inc.	3,900	217,431
Ω	Jamieson Wellness, Inc.	1,050	26,135
	K-Bro Linen, Inc.	500	13,954
	Labrador Iron Ore Royalty Corp.	1,300	27,170
	Leon's Furniture Ltd.	400	7,730
	Linamar Corp.	2,100	140,515
#	Magna International, Inc. (MG CN)	15,400	980,108
	Martinrea International, Inc.	1,300	9,609
	Medical Facilities Corp.	1,100	13,904
	Metro, Inc.	1,000	67,037
	MTY Food Group, Inc.	800	23,905
	Mullen Group Ltd.	4,300	65,085
	Neo Performance Materials, Inc.	1,500	27,938
	OceanaGold Corp.	14,400	445,882
	Onex Corp.	600	50,554
	Open Text Corp. (OTEX CN)	14,800	335,475
	Pason Systems, Inc.	2,700	27,768
#	PrairieSky Royalty Ltd.	12,500	315,732
*	Precision Drilling Corp. (PDS US)	567	52,918
	Premium Brands Holdings Corp.	2,500	156,900
	Richelieu Hardware Ltd.	1,213	35,470
#	Rogers Sugar, Inc.	5,946	28,759
	Russel Metals, Inc.	1,900	73,952
	Saputo, Inc.	11,113	336,495
	Savaria Corp.	700	15,398
	South Bow Corp. SOBO CN	2,200	75,312
#*	SSR Mining, Inc. (SSRM CN)	15,946	459,239
	Stella-Jones, Inc.	3,000	185,652
	Superior Plus Corp.	10,300	56,870

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Torex Gold Resources, Inc.	4,000	$164,729
	Total Energy Services, Inc.	1,200	20,778
	Transcontinental, Inc., Class A	2,200	8,600
	Trican Well Service Ltd.	5,600	29,724
*	Trisura Group Ltd. (TSU CN)	1,000	32,392
	Wajax Corp.	600	14,939
	West Fraser Timber Co. Ltd. (WFG CN)	500	31,656
TOTAL CANADA			11,614,268
CHILE — (0.1%)
	Banco Itau Chile SA	597	12,208
*	CAP SA	1,070	8,342
	Empresa Nacional de Telecomunicaciones SA	5,339	21,123
	Empresas CMPC SA	21,015	26,066
	Inversiones Aguas Metropolitanas SA	17,949	19,549
	SMU SA	58,667	8,892
	Sociedad Matriz SAAM SA	738	121
	Vina Concha y Toro SA	9,460	9,294
TOTAL CHILE			105,595
CHINA — (8.2%)
	361 Degrees International Ltd.	31,000	21,545
#Ω	3SBio, Inc.	55,500	166,008
	AAC Technologies Holdings, Inc.	36,000	166,730
Ω	AK Medical Holdings Ltd.	34,000	27,476
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	7,700	19,752
	Anton Oilfield Services Group	66,000	8,866
#Ω	AsiaInfo Technologies Ltd.	11,600	8,344
	AviChina Industry & Technology Co. Ltd., Class H	115,000	50,661
*Ω	BAIC Motor Corp. Ltd., Class H	96,500	17,211
		Shares	Value»
CHINA — (Continued)
*	Baidu, Inc. (9888 HK), Class A	33,750	$532,946
	Bank of Chongqing Co. Ltd., Class H	22,500	23,926
Ω	Bank of Qingdao Co. Ltd., Class H	38,000	25,005
	Beibuwan Port Co. Ltd., Class A	9,100	15,419
*	Beijing Capital International Airport Co. Ltd., Class H	70,000	17,027
	Beijing Enterprises Holdings Ltd.	23,000	91,091
#	Beijing Enterprises Water Group Ltd.	202,000	71,368
Ω	BOC Aviation Ltd.	9,500	97,549
	BYD Electronic International Co. Ltd.	29,000	99,103
#	C&D International Investment Group Ltd.	34,935	66,453
*Ω	CALB Group Co. Ltd., Class H	14,100	64,220
	Chervon Holdings Ltd.	6,600	13,724
	China Communications Services Corp. Ltd., Class H	122,000	67,112
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	52,000	10,208
Ω	China East Education Holdings Ltd.	38,500	26,100
*	China Eastern Airlines Corp. Ltd., Class H	26,000	12,862
#*	China Education Group Holdings Ltd.	58,000	17,225
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	210,000	34,784
	China Everbright Bank Co. Ltd., Class H	138,000	54,700
	China Foods Ltd.	34,000	16,133
	China Galaxy Securities Co. Ltd., Class H	140,000	149,281
	China Gas Holdings Ltd.	120,000	111,312

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Gold International Resources Corp. Ltd. (2099 HK)	3,900	$83,773
Ω	China International Capital Corp. Ltd., Class H	9,200	24,018
#	China International Marine Containers Group Co. Ltd., Class H	31,800	43,795
	China Lesso Group Holdings Ltd.	19,000	11,301
	China Medical System Holdings Ltd.	67,000	110,136
	China Merchants Port Holdings Co. Ltd.	8,000	15,912
Ω	China Merchants Securities Co. Ltd., Class H	18,000	31,700
	China Minsheng Banking Corp. Ltd., Class H	249,000	113,632
	China Nonferrous Mining Corp. Ltd.	57,000	99,106
	China Oilfield Services Ltd., Class H	94,000	113,499
	China Overseas Property Holdings Ltd.	70,000	35,652
	China Railway Group Ltd., Class H	195,000	94,532
Ω	China Railway Signal & Communication Corp. Ltd., Class H	73,000	33,968
	China Reinsurance Group Corp., Class H	224,000	35,322
	China Resources Beer Holdings Co. Ltd.	54,000	186,068
	China Resources Gas Group Ltd.	42,200	101,375
	China Resources Land Ltd.	143,500	602,920
	China Resources Medical Holdings Co. Ltd.	26,500	9,673
Ω	China Resources Pharmaceutical Group Ltd.	95,500	64,106
*	China Ruyi Holdings Ltd.	236,000	44,142
		Shares	Value»
CHINA — (Continued)
	China Shineway Pharmaceutical Group Ltd.	9,000	$11,167
	China State Construction International Holdings Ltd.	66,000	76,657
	China Taiping Insurance Holdings Co. Ltd.	58,800	168,103
Ω	China Tower Corp. Ltd., Class H	187,500	265,709
	China Zheshang Bank Co. Ltd., Class H	105,000	32,712
#	Chinasoft International Ltd.	80,000	35,489
	Chongqing Rural Commercial Bank Co. Ltd., Class H	96,000	85,285
	CIMC Enric Holdings Ltd.	14,000	18,791
	CMOC Group Ltd., Class H	177,000	404,709
	COFCO Sugar Holding Co. Ltd., Class A	8,300	18,297
	COSCO SHIPPING Development Co. Ltd., Class H	146,000	20,728
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	14,000	32,778
#	COSCO SHIPPING Holdings Co. Ltd., Class H	123,500	227,303
	CRRC Corp. Ltd., Class H	202,000	134,463
	CSPC Pharmaceutical Group Ltd.	252,000	274,573
#	CSSC Hong Kong Shipping Co. Ltd.	74,000	23,325
*	Damai Entertainment Holdings Ltd.	210,000	15,719
#	Dongfang Electric Corp. Ltd., Class H	14,000	70,131
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	23,000	18,798
Ω	Everbright Securities Co. Ltd., Class H	11,200	11,499
	Far East Horizon Ltd.	87,000	83,393
*	FIH Mobile Ltd.	13,000	41,683

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	FinVolution Group, ADR	4,869	$24,150
	First Tractor Co. Ltd., Class H	12,000	14,140
*	GDS Holdings Ltd. (9698 HK), Class A	5,600	29,554
Ω	Genertec Universal Medical Group Co. Ltd.	22,000	16,333
*	Genscript Biotech Corp.	62,000	110,383
	GF Securities Co. Ltd., Class H	41,200	93,405
#	Goldwind Science & Technology Co. Ltd., Class H	32,000	71,031
	Great Wall Motor Co. Ltd., Class H	107,000	161,841
#	Greentown China Holdings Ltd.	29,500	36,436
	Greentown Service Group Co. Ltd.	76,000	44,533
	Guangshen Railway Co. Ltd., Class H	60,000	18,343
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	10,000	21,436
#	Gushengtang Holdings Ltd.	6,100	23,127
	Haier Smart Home Co. Ltd. (6690 HK), Class H	56,000	158,169
	Haitian International Holdings Ltd.	32,000	86,821
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	3,800	17,566
	Health & Happiness H&H International Holdings Ltd.	10,500	19,243
	Hello Group, Inc., Sponsored ADR	3,768	23,512
	Hengan International Group Co. Ltd.	26,500	90,852
	Hesteel Co. Ltd., Class A	62,100	21,237
Ω	Huatai Securities Co. Ltd., Class H	53,000	109,977
*Ω	Hygeia Healthcare Holdings Co. Ltd.	12,000	17,666
		Shares	Value»
CHINA — (Continued)
	Inspur Digital Enterprise Technology Ltd.	42,000	$12,217
	Jason Furniture Hangzhou Co. Ltd., Class A	4,700	20,006
*Ω	JD Health International, Inc.	5,250	31,027
*Ω	JD Logistics, Inc.	90,800	176,841
	JD.com, Inc. (9618 HK), Class A	45,950	696,148
	Jiangxi Copper Co. Ltd., Class H	55,000	261,386
	JinkoSolar Holding Co. Ltd., ADR	1,558	36,379
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	7,100	11,387
	JOYY, Inc., ADR	301	17,756
	KE Holdings, Inc., Class A	9,700	53,860
	Kingboard Holdings Ltd.	27,500	155,890
	Kingboard Laminates Holdings Ltd.	32,500	145,085
	Kingsoft Corp. Ltd.	37,000	109,300
	Kunlun Energy Co. Ltd.	182,000	175,147
*Ω	Legend Holdings Corp., Class H	23,800	28,930
#	Lenovo Group Ltd.	268,000	402,997
#	LexinFintech Holdings Ltd., ADR	7,310	15,424
*	Li Auto, Inc. (2015 HK), Class A	20,500	180,405
#	Li Ning Co. Ltd.	107,000	278,571
	Livzon Pharmaceutical Group, Inc., Class H	10,000	35,947
#Ω	Longfor Group Holdings Ltd.	97,516	100,971
	Lonking Holdings Ltd.	46,000	19,582
*Ω	Luye Pharma Group Ltd.	63,000	20,811
#	Metallurgical Corp. of China Ltd., Class H	93,000	18,966
	Minth Group Ltd.	38,000	166,184
*	MMG Ltd.	80,000	86,311
#	NetDragon Websoft Holdings Ltd.	16,000	17,692
*Ω	NetEase Cloud Music, Inc.	1,250	18,460

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	New China Life Insurance Co. Ltd., Class H	36,100	$237,077
	Nexteer Automotive Group Ltd.	26,000	16,153
	Noah Holdings Ltd., Sponsored ADR	1,062	11,055
#	Onewo, Inc., Class H	8,900	19,271
#	Orient Overseas International Ltd.	6,500	113,478
Ω	Orient Securities Co. Ltd., Class H	32,800	26,073
	PICC Property & Casualty Co. Ltd., Class H	32,000	57,804
	Poly Property Services Co. Ltd., Class H	12,400	49,677
	Q Technology Group Co. Ltd.	19,000	19,940
	Qfin Holdings, Inc., ADR	5,154	67,414
Ω	Qingdao Port International Co. Ltd., Class H	34,000	33,274
	Sany Heavy Equipment International Holdings Co. Ltd.	26,000	35,939
#	SF Holding Co. Ltd. 6936 HK, Class H	7,200	32,686
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	85,200	37,550
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,500	50,314
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,600	20,960
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	32,800	49,421
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	21,400	13,354
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	62,400	22,317
	Shenzhen International Holdings Ltd.	60,500	57,351
		Shares	Value»
CHINA — (Continued)
	Shenzhen MTC Co. Ltd., Class A	17,300	$28,124
	Shenzhou International Group Holdings Ltd.	5,200	31,696
	Sinofert Holdings Ltd.	186,000	37,222
	Sinopec Engineering Group Co. Ltd., Class H	59,000	47,426
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	128,000	21,339
	Sinopharm Group Co. Ltd., Class H	62,000	147,483
	Sinotrans Ltd., Class H	76,000	49,588
	Sinotruk Hong Kong Ltd.	28,500	140,183
	Sinotruk Jinan Truck Co. Ltd., Class A	4,600	14,737
	SSY Group Ltd.	52,000	15,308
#	Sun Art Retail Group Ltd.	155,500	28,935
	Sunny Optical Technology Group Co. Ltd.	22,900	188,527
*	Tanwan, Inc.	6,600	12,888
	TCL Electronics Holdings Ltd.	38,000	73,434
	Tencent Music Entertainment Group, Class A	18,100	82,588
	Tiangong International Co. Ltd.	42,000	18,392
*	Tianma Microelectronics Co. Ltd., Class A	9,600	10,730
#	Tianneng Power International Ltd.	24,000	17,644
#*	Tianqi Lithium Corp., Class H	5,200	44,345
	Tongcheng Travel Holdings Ltd.	44,000	100,429
Ω	Topsports International Holdings Ltd.	90,000	34,494
	TravelSky Technology Ltd., Class H	48,000	59,430
	Trip.com Group Ltd. (9961 HK)	4,700	253,795
	Tsingtao Brewery Co. Ltd., Class H	20,000	138,272
#	Uni-President China Holdings Ltd.	25,000	23,011

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Vipshop Holdings Ltd., ADR	14,278	$205,460
*Ω	Viva Biotech Holdings	71,000	15,403
*	VOYAH Automobile Technology Co. Ltd., Class H	41,210	31,568
	Want Want China Holdings Ltd.	36,000	20,330
	Weibo Corp. (9898 HK), Class A	2,240	18,545
	Weichai Power Co. Ltd., Class H	7,000	34,796
	Wharf Holdings Ltd.	15,000	49,662
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	10,000	13,235
	Xinyi Energy Holdings Ltd.	176,000	26,820
	Xtep International Holdings Ltd.	58,000	31,856
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	7,500	193,379
Ω	Yixin Group Ltd.	66,000	16,020
	Yum China Holdings, Inc. (YUMC US)	1,191	57,704
	YUNDA Holding Group Co. Ltd., Class A	11,300	13,012
	ZCZL Industrial Technology Group Co. Ltd., Class H	9,200	20,517
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	8,700	20,786
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	23,500	35,313
	Zhongsheng Group Holdings Ltd.	28,000	25,560
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	21,300	97,323
#Ω	ZJLD Group, Inc.	28,000	29,184
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	72,800	73,316
	ZTO Express Cayman, Inc. (2057 HK)	11,350	287,596
TOTAL CHINA			14,442,031
		Shares	Value»
COLOMBIA — (0.0%)
*	Corp. Financiera Colombiana SA	10,438	$44,466
	Grupo Argos SA	810	3,517
TOTAL COLOMBIA			47,983
DENMARK — (1.6%)
#	AL Sydbank	1,195	101,919
	Alm Brand AS	43,199	101,052
	Ambu AS, Class B	1,955	19,380
*	Bavarian Nordic AS	3,118	91,778
	FLSmidth & Co. AS	1,388	103,090
*	Genmab AS (GMAB DC)	635	168,133
#*	GN Store Nord AS	6,208	93,378
	H Lundbeck AS (HLUNB DC)	16,538	111,178
	ISS AS	8,043	295,054
	Jyske Bank AS	2,293	319,218
	MT Hoejgaard Holding AS	235	12,590
*	NKT AS	2,937	433,831
*	NTG Nordic Transport Group AS	802	23,474
	Per Aarsleff Holding AS	556	64,754
	Ringkjoebing Landbobank AS	1,216	303,831
	Royal Unibrew AS	1,151	76,977
#	Schouw & Co. AS	391	40,311
	Skjern Bank	227	10,746
	Tryg AS	10,473	251,651
	Vestas Wind Systems AS	5,369	165,094
*	Zealand Pharma AS	2,394	113,227
TOTAL DENMARK			2,900,666
FINLAND — (1.9%)
#	Alandsbanken Abp, Class B	186	10,482
Ω	Enento Group OYJ	1,274	24,169
#	Fiskars OYJ Abp	1,448	23,353
	Fortum OYJ	11,383	286,773
	Hiab OYJ	942	56,036
	Huhtamaki OYJ	3,633	116,269
	Kemira OYJ	6,178	128,109
	Kesko OYJ (KESKOB FH), Class B	5,395	132,971
	Konecranes OYJ	4,587	150,651
#	Mandatum OYJ	19,381	155,006
	Neste OYJ	21,216	732,859
	Olvi OYJ, Class A	493	17,949
	Raisio OYJ, Class V	5,189	15,556
	Sanoma OYJ	4,298	46,744

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Stora Enso OYJ, Class R	29,169	$324,784
#Ω	Terveystalo OYJ	5,344	48,917
	Tieto OYJ	4,433	99,037
#	UPM-Kymmene OYJ	24,148	723,543
#	Valmet OYJ	10,852	283,359
TOTAL FINLAND			3,376,567
FRANCE — (4.5%)
*	Alstom SA	20,305	408,014
	Alten SA	1,029	68,553
Ω	Amundi SA	3,108	300,408
	Arkema SA	3,888	283,762
Ω	Ayvens SA	22,149	299,726
#	Bouygues SA	4,586	271,215
	Capgemini SE	1,355	164,790
	Carrefour SA	40,363	804,671
	Cie des Alpes	765	19,941
#	Cie Generale des Etablissements Michelin SCA	27,236	986,652
*	Clariane SE	4,862	23,114
#	Coface SA	3,423	63,476
	Derichebourg SA	2,102	22,394
	Eiffage SA	3,900	628,790
Ω	Elior Group SA	6,787	21,068
#	Elis SA	9,395	290,307
	Eurazeo SE	1,240	67,678
*	Forvia SE (FRVIA FP)	8,409	99,130
	IPSOS SA	1,093	46,354
	Jacquet Metals SACA	604	15,743
	JCDecaux SE	3,626	80,654
	Manitou BF SA	463	11,108
	Mersen SA	716	26,940
#	Metropole Television SA	961	14,678
	Opmobility	3,887	65,679
	Pernod Ricard SA	2,277	169,276
	Publicis Groupe SA (PUB FP)	783	73,161
	Quadient SA	722	9,873
#	Renault SA	14,451	507,652
	Rexel SA	11,304	478,083
	SCOR SE	10,364	386,710
	SES SA	14,981	123,669
*Ω	SMCP SA	1,497	9,118
#	Societe BIC SA	749	51,659
	Sopra Steria Group	493	76,924
	Stef SA	72	9,841
#	STMicroelectronics NV (STM FP)	1,037	56,492
#	Teleperformance SE	3,034	205,490
	Television Francaise 1 SA	2,624	20,872
#	Tikehau Capital SCA	1,394	28,909
		Shares	Value»
FRANCE — (Continued)
	Trigano SA	471	$86,617
	Valeo SE	10,220	128,643
#	Vallourec SACA	10,019	301,889
	Vetoquinol SA	200	18,084
*	Viridien	572	97,289
	Vivendi SE	3,688	8,610
	Wavestone	404	21,802
TOTAL FRANCE			7,955,508
GERMANY — (3.0%)
	Adesso SE	307	21,018
*	Aumovio SE	2,525	109,505
	Aurubis AG	1,343	289,000
	Bechtle AG	2,391	81,376
	Beiersdorf AG	1,163	96,412
	Bijou Brigitte AG	357	20,801
	Bilfinger SE	1,347	155,351
	Brenntag SE	4,116	299,747
	CANCOM SE (COK GR)	1,413	41,076
	Cewe Stiftung & Co. KGaA	224	24,820
	Continental AG	5,050	382,098
	Draegerwerk AG & Co. KGaA	359	29,471
Ω	DWS Group GmbH & Co. KGaA	1,646	114,019
	Energiekontor AG	505	24,139
	Evonik Industries AG	12,069	249,625
	Fielmann Group AG	73	3,644
*	Fraport AG Frankfurt Airport Services Worldwide	1,738	142,608
	Freenet AG	4,888	155,682
	Fresenius Medical Care AG (FME GR)	10,293	465,742
	FUCHS SE	1,095	41,972
	GEA Group AG	2,049	140,114
	GFT Technologies SE	1,299	28,327
#*	Heidelberger Druckmaschinen AG	21,475	37,103
	Hornbach Holding AG & Co. KGaA	664	63,129
	HUGO BOSS AG	637	27,013
	Indus Holding AG	874	30,653
	Jenoptik AG	2,195	86,382
Ω	JOST Werke SE	753	45,833
	KION Group AG	3,082	160,854
#	Kontron AG	1,337	33,523
	Krones AG	678	98,124
	KWS Saat SE & Co. KGaA	610	55,050
	Lanxess AG	1,670	35,588
	MLP SE	4,168	39,018

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Mutares SE & Co. KGaA	750	$21,725
	Puma SE (PUM GR)	3,206	98,148
	Qiagen NV QIA GR	8,805	300,338
	RTL Group SA	1,935	74,352
	Schaeffler AG	8,096	76,974
	Sixt SE	752	60,175
	Stabilus SE	1,976	40,045
	Suedzucker AG	1,513	22,009
	Symrise AG	4,531	400,815
	thyssenkrupp AG	1,549	18,435
	TUI AG	16,607	123,586
	United Internet AG	5,274	165,695
	Wacker Chemie AG	1,071	117,526
#*Ω	Zalando SE	8,693	214,716
TOTAL GERMANY			5,363,356
GREECE — (0.1%)
	Autohellas Tourist & Trading SA	707	8,995
	GEK Terna SA	907	43,587
	Helleniq Energy Holdings SA	4,233	48,864
	Motor Oil Hellas Corinth Refineries SA	2,801	125,024
TOTAL GREECE			226,470
HONG KONG — (1.0%)
*	Allied Group Ltd.	26,000	8,831
	APAC Resources Ltd. 1104 HK	40,000	12,222
	ASMPT Ltd.	700	14,663
	Bank of East Asia Ltd.	51,000	89,243
#Ω	Budweiser Brewing Co. APAC Ltd.	23,000	22,678
	Chow Sang Sang Holdings International Ltd.	15,000	22,500
	CITIC Telecom International Holdings Ltd.	97,000	34,440
Ω	Crystal International Group Ltd.	28,500	24,189
	CTF Services Ltd.	57,302	59,506
	Dah Sing Banking Group Ltd.	9,200	14,806
	Dah Sing Financial Holdings Ltd.	5,200	27,379
#*	Deep Source Holdings Ltd.	220,000	22,466
	Dream International Ltd.	20,000	19,276
		Shares	Value»
HONG KONG — (Continued)
*Ω	FIT Hon Teng Ltd.	83,000	$82,031
	G-Resources Group Ltd.	7,000	7,044
#	Guotai Junan International Holdings Ltd.	138,000	42,754
	Hang Lung Group Ltd.	43,000	89,301
	Hang Lung Properties Ltd.	101,492	119,318
	HKT Trust & HKT Ltd.	15,000	24,332
	Hutchison Telecommunications Hong Kong Holdings Ltd.	102,000	15,101
	IGG, Inc.	50,000	19,883
	Johnson Electric Holdings Ltd.	25,500	69,199
	Kerry Properties Ltd.	35,000	106,531
	KLN Logistics Group Ltd.	24,000	20,671
	Luk Fook Holdings International Ltd.	14,000	40,151
	Man Wah Holdings Ltd.	72,800	39,632
*	Midland Holdings Ltd.	58,000	21,152
	NagaCorp Ltd.	58,000	29,602
*	New World Development Co. Ltd.	47,000	51,288
	PAX Global Technology Ltd.	23,000	11,472
	Pico Far East Holdings Ltd.	54,000	16,772
	PRADA SpA	7,300	32,528
Ω	Samsonite Group SA	30,000	54,934
	Shangri-La Asia Ltd.	46,000	26,165
*	SJM Holdings Ltd.	76,000	20,076
	SmarTone Telecommunications Holdings Ltd.	25,000	16,022
	Stella International Holdings Ltd.	24,000	45,552
	Swire Pacific Ltd. (19 HK), Class A	15,000	163,155
	Texhong International Group Ltd.	25,500	23,055
	Transport International Holdings Ltd.	6,800	8,842
#	Value Partners Group Ltd.	56,000	15,170
	Vitasoy International Holdings Ltd.	14,000	11,072
	VSTECS Holdings Ltd.	18,000	23,581

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Yue Yuen Industrial Holdings Ltd.	48,000	$89,276
TOTAL HONG KONG			1,707,861
HUNGARY — (0.0%)
	Richter Gedeon Nyrt	1,066	44,964
INDIA — (4.1%)
	360 ONE WAM Ltd.	2,099	23,085
	Aarti Industries Ltd.	7,095	38,107
	Aarti Pharmalabs Ltd.	2,911	23,033
*	Aavas Financiers Ltd.	1,736	25,484
*	Aditya Birla Capital Ltd.	21,789	79,806
	Advent Hotels International Pvt Ltd.	283	459
	Aegis Logistics Ltd.	3,591	26,691
	AIA Engineering Ltd.	867	36,247
	Alembic Pharmaceuticals Ltd.	1,126	8,974
	Alkem Laboratories Ltd.	444	25,476
	Amara Raja Energy & Mobility Ltd.	5,866	54,234
	Anant Raj Ltd.	3,973	20,501
	Angel One Ltd.	19,800	64,887
	Anupam Rasayan India Ltd.	748	10,593
	Apar Industries Ltd.	912	119,420
	Apollo Tyres Ltd.	14,540	62,934
	Aptus Value Housing Finance India Ltd.	14,755	40,635
	Arvind Ltd.	6,625	27,925
	Ashapura Minechem Ltd.	3,915	26,130
	Ashok Leyland Ltd.	147,786	254,734
	Atul Ltd.	275	19,846
Ω	AU Small Finance Bank Ltd.	4,679	50,132
	Aurobindo Pharma Ltd.	13,300	195,167
	Balkrishna Industries Ltd.	654	14,964
	Balrampur Chini Mills Ltd.	7,002	38,673
Ω	Bandhan Bank Ltd.	29,362	62,542
	Bank of India	20,649	30,652
	Bank of Maharashtra	45,224	37,631
	BASF India Ltd.	496	19,126
	BEML Ltd.	2,156	40,913
	Bharat Forge Ltd.	6,052	121,181
	Biocon Ltd.	16,604	62,985
		Shares	Value»
INDIA — (Continued)
	BLS International Services Ltd.	4,043	$11,900
	Bombay Burmah Trading Co.	889	14,099
	Brigade Enterprises Ltd.	4,534	37,705
	Can Fin Homes Ltd.	1,380	12,732
	Caplin Point Laboratories Ltd.	959	17,327
	Capri Global Capital Ltd.	6,978	13,755
	Carborundum Universal Ltd.	4,028	40,923
*	Cartrade Tech Ltd.	983	16,905
	Ceat Ltd.	1,174	42,947
	Cello World Ltd.	2,783	12,359
	Cemindia Projects Ltd.	1,563	13,505
	Cera Sanitaryware Ltd.	230	12,735
	Chalet Hotels Ltd.	1,514	12,079
	Chambal Fertilisers & Chemicals Ltd.	2,852	13,157
	Cholamandalam Financial Holdings Ltd.	3,800	62,217
	CIE Automotive India Ltd.	2,408	12,093
	City Union Bank Ltd.	16,073	45,949
	CMS Info Systems Ltd.	2,802	8,582
	Container Corp. of India Ltd.	15,480	83,303
	Coromandel International Ltd.	646	13,643
	Craftsman Automation Ltd.	669	54,370
*	CreditAccess Grameen Ltd.	2,476	34,024
	Crompton Greaves Consumer Electricals Ltd.	19,678	56,610
	DCB Bank Ltd.	7,458	14,814
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	3,216	42,349
	Deepak Nitrite Ltd.	391	7,208
*	Delhivery Ltd.	26,524	131,061
	Dodla Dairy Ltd.	834	9,635
	eClerx Services Ltd.	1,806	27,353
	Edelweiss Financial Services Ltd.	16,233	19,611
*	EID Parry India Ltd.	1,489	13,318
	EIH Ltd.	8,960	30,374

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Elecon Engineering Co. Ltd.	2,597	$13,990
	Emcure Pharmaceuticals Ltd.	223	4,006
Ω	Endurance Technologies Ltd.	2,039	50,377
	Engineers India Ltd.	16,034	42,971
	EPL Ltd.	9,230	22,206
	Escorts Kubota Ltd.	698	24,223
	Exide Industries Ltd.	9,717	36,973
	Federal Bank Ltd.	83,499	254,458
	Fine Organic Industries Ltd.	201	9,828
	Finolex Cables Ltd.	1,948	20,405
	G R Infraprojects Ltd.	419	4,130
	Garware Technical Fibres Ltd.	1,491	9,696
Ω	Gland Pharma Ltd.	1,931	36,006
	Glenmark Pharmaceuticals Ltd.	1,614	40,938
	GMM Pfaudler Ltd.	1,080	10,298
	Granules India Ltd.	4,564	33,879
	Great Eastern Shipping Co. Ltd.	4,078	68,245
	Gujarat Pipavav Port Ltd.	14,256	23,428
	Hero MotoCorp Ltd. (HMCL IN)	6,045	327,358
	HFCL Ltd.	40,421	49,764
	Himadri Speciality Chemical Ltd.	2,742	17,651
Ω	Home First Finance Co. India Ltd.	3,159	39,026
	IDFC First Bank Ltd.	79,338	58,626
	IIFL Capital Services Ltd.	4,569	15,233
	IIFL Finance Ltd.	1,677	8,193
	Indian Bank	4,972	44,724
*	Indus Towers Ltd.	7,452	32,338
*	IndusInd Bank Ltd.	6,321	61,638
	Info Edge India Ltd.	1,023	10,512
*	Inox Wind Ltd.	25,192	27,028
	Intellect Design Arena Ltd.	4,685	37,056
	ION Exchange India Ltd.	4,316	18,196
	Ipca Laboratories Ltd.	1,899	30,657
Ω	IRCON International Ltd.	16,739	27,170
	Jammu & Kashmir Bank Ltd.	11,426	15,700
		Shares	Value»
INDIA — (Continued)
	Jamna Auto Industries Ltd.	12,316	$15,875
	Jindal Saw Ltd.	11,400	27,104
	Jindal Stainless Ltd.	9,571	77,938
	JK Tyre & Industries Ltd.	3,910	17,035
	JM Financial Ltd.	12,346	18,046
	Jubilant Pharmova Ltd.	3,246	32,040
	Jyothy Labs Ltd.	7,940	22,376
	Kajaria Ceramics Ltd.	5,032	62,858
	Kalpataru Projects International Ltd.	5,654	74,828
	Kansai Nerolac Paints Ltd.	9,054	18,770
	Karnataka Bank Ltd.	9,910	28,146
	Karur Vysya Bank Ltd.	20,800	64,363
	KEC International Ltd.	6,379	37,786
	Kirloskar Oil Engines Ltd.	1,764	31,849
	KPR Mill Ltd.	1,054	10,474
	LG Balakrishnan & Bros Ltd.	862	16,194
	LIC Housing Finance Ltd.	13,386	78,662
	LT Foods Ltd.	6,230	28,399
	Lupin Ltd.	6,918	169,618
	Maharashtra Scooters Ltd.	122	15,762
	Mahindra & Mahindra Financial Services Ltd.	24,598	81,093
	Marksans Pharma Ltd.	11,177	21,951
*Ω	Medi Assist Healthcare Services Ltd.	3,312	12,003
	Minda Corp. Ltd.	4,681	25,643
	Motilal Oswal Financial Services Ltd.	6,566	56,107
	Mphasis Ltd.	5,266	127,044
	MRF Ltd.	119	163,587
	Natco Pharma Ltd.	4,106	47,493
Ω	Paradeep Phosphates Ltd.	15,499	21,224
	Petronet LNG Ltd.	23,381	68,965
*	Piramal Finance Ltd.	4,493	94,803
Ω	PNB Housing Finance Ltd.	5,975	66,007
*	Poonawalla Fincorp Ltd.	5,549	24,637
	Power Mech Projects Ltd.	902	23,902
	Prestige Estates Projects Ltd.	6,229	92,977

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	PVR Inox Ltd.	3,313	$37,638
	Railtel Corp. of India Ltd.	2,252	7,706
	Ramkrishna Forgings Ltd.	3,615	22,851
	Ratnamani Metals & Tubes Ltd.	525	14,680
Ω	RBL Bank Ltd.	19,916	71,318
	REC Ltd.	23,596	88,821
	Redington Ltd.	29,831	68,276
	RITES Ltd.	9,113	21,113
*	SAMHI Hotels Ltd.	9,913	16,398
*	Sammaan Capital Ltd.	7,175	11,043
Ω	Sansera Engineering Ltd.	1,045	28,035
*	SBFC Finance Ltd.	11,525	11,251
	Sharda Cropchem Ltd.	1,703	19,339
Ω	Sona Blw Precision Forgings Ltd.	4,480	28,787
	Sonata Software Ltd.	7,101	19,225
	South Indian Bank Ltd.	49,346	20,674
*	Star Health & Allied Insurance Co. Ltd.	10,408	57,785
	Strides Pharma Science Ltd.	1,868	20,563
	Sun TV Network Ltd.	1,350	8,694
	Sundaram Finance Ltd.	207	9,898
	Sundram Fasteners Ltd.	1,500	13,511
	Suprajit Engineering Ltd.	2,236	9,838
	Supreme Petrochem Ltd.	662	5,284
Ω	Syngene International Ltd.	4,083	20,235
	Tanla Platforms Ltd.	4,984	27,054
	Techno Electric & Engineering Co. Ltd.	1,043	14,180
	Time Technoplast Ltd.	10,417	21,412
	Trident Ltd.	74,110	20,459
	TVS Holdings Ltd.	226	33,912
	UPL Ltd.	21,082	143,546
	Usha Martin Ltd.	2,887	13,714
	UTI Asset Management Co. Ltd.	1,006	10,113
	VA Tech Wabag Ltd.	1,550	24,710
	Welspun Corp. Ltd.	4,693	62,893
	Whirlpool of India Ltd.	2,740	28,596
*	Yes Bank Ltd.	621,533	131,738
		Shares	Value»
INDIA — (Continued)
	Zensar Technologies Ltd.	5,720	$31,184
	Zydus Lifesciences Ltd.	4,403	41,669
	Zydus Wellness Ltd.	3,788	20,333
TOTAL INDIA			7,162,771
INDONESIA — (0.2%)
	Bank Negara Indonesia Persero Tbk. PT	79,100	17,043
	Bank OCBC Nisp Tbk. PT	110,100	8,427
	Bank Tabungan Negara Persero Tbk. PT	176,800	13,876
	BFI Finance Indonesia Tbk. PT	244,000	11,280
*	Buana Lintas Lautan Tbk. PT	981,500	28,968
*	Bukalapak.com Tbk. PT	2,278,500	19,647
	Ciputra Development Tbk. PT	221,400	8,831
	Elang Mahkota Teknologi Tbk. PT	548,000	26,187
	Erajaya Swasembada Tbk. PT	456,600	10,819
	Indofood CBP Sukses Makmur Tbk. PT	49,700	19,493
	Indofood Sukses Makmur Tbk. PT	144,300	56,290
	Kalbe Farma Tbk. PT	543,300	27,236
	Mitra Adiperkasa Tbk. PT	400,400	28,183
*	MNC Tourism Indonesia Tbk. PT	1,111,900	7,136
	Pakuwon Jati Tbk. PT	805,500	14,707
	Sarana Menara Nusantara Tbk. PT	698,000	19,189
	Trimegah Bangun Persada Tbk. PT	176,500	10,668
	XLSMART Telecom Sejahtera Tbk. PT	213,500	36,281
TOTAL INDONESIA			364,261
IRELAND — (1.1%)
	AIB Group PLC	69,575	801,959
	Bank of Ireland Group PLC	51,835	1,021,014
	Cairn Homes PLC	11,977	30,645

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	FBD Holdings PLC (FBD ID)	518	$9,744
*Ω	Glenveagh Properties PLC	23,206	57,584
	Kerry Group PLC (KYGA ID), Class A	277	23,475
TOTAL IRELAND			1,944,421
ISRAEL — (1.1%)
	Africa Israel Residences Ltd.	382	30,603
	Arad Ltd.	735	10,552
	Ashtrom Group Ltd.	2,329	57,588
	Azorim-Investment Development & Construction Co. Ltd.	3,343	22,312
*	Carasso Motors Ltd.	1,408	15,210
	Cellcom Israel Ltd. (CEL IT)	6,309	77,497
	Clal Insurance Enterprises Holdings Ltd.	3,142	271,503
#	Delek Automotive Systems Ltd.	2,056	15,640
	Delta Galil Ltd.	610	35,345
	Direct Finance of Direct Group 2006 Ltd.	58	10,614
	Electra Consumer Products 1970 Ltd.	871	24,404
*	Fattal Holdings 1998 Ltd.	354	88,461
	Formula Systems 1985 Ltd. (FORTY IT)	286	40,123
	Fox Wizel Ltd.	291	31,416
*	Gilat Satellite Networks Ltd.	1,578	28,577
	IDI Insurance Co. Ltd.	383	29,591
*	IES Holdings Ltd.	134	27,659
	Inrom Construction Industries Ltd.	4,765	44,710
	Isracard Ltd.	11,760	60,066
	Israel Canada TR Ltd.	9,704	67,673
	Isras Investment Co. Ltd.	67	19,354
	Issta Ltd.	498	17,770
	Kvutzat Acro Ltd.	2,100	33,656
	Lapidoth Capital Ltd.	620	17,168
	M Yochananof & Sons Ltd.	156	18,072
*	Malam - Team Ltd.	437	12,485
	Matrix IT Ltd.	350	10,704
		Shares	Value»
ISRAEL — (Continued)
	Mediterranean Towers Ltd.	4,854	$27,941
	MENIF - Financial Services Ltd.	1,180	11,208
*	Migdal Insurance & Financial Holdings Ltd.	21,703	138,668
	Mivtach Shamir Holdings Ltd.	300	45,156
	Neto Malinda Trading Ltd.	676	38,927
*	Neto ME Holdings Ltd.	116	10,787
	Oil Refineries Ltd.	178,408	91,218
	Partner Communications Co. Ltd.	4,846	64,480
	Paz Retail & Energy Ltd.	531	146,945
	Scope Metals Group Ltd.	329	25,070
	Shufersal Ltd.	3,084	46,018
	Summit Real Estate Holdings Ltd.	1,772	33,182
*	Veridis Environment Ltd.	2,066	31,070
	YH Dimri Construction & Development Ltd.	146	19,901
TOTAL ISRAEL			1,849,324
ITALY — (3.4%)
	A2A SpA	79,843	227,371
	ACEA SpA	2,380	62,448
	Ariston Holding NV	3,624	16,732
	Arnoldo Mondadori Editore SpA	4,507	10,902
#	Azimut Holding SpA	5,063	215,000
	Banca IFIS SpA	1,502	40,920
	Banca Monte dei Paschi di Siena SpA	12,270	130,795
	Banco BPM SpA	57,068	831,540
*Ω	BFF Bank SpA	7,593	18,479
#	BPER Banca SpA	49,476	730,354
	Brembo NV	6,810	64,174
	Credito Emiliano SpA	3,778	66,953
	Danieli & C Officine Meccaniche SpA (DAN IM)	288	22,556
	Danieli & C Officine Meccaniche SpA (DANR IM)	1,783	100,336
	Davide Campari-Milano NV	21,431	159,009

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	De' Longhi SpA	1,957	$76,100
*Ω	doValue SpA	8,407	20,769
Ω	Enav SpA	7,239	42,376
#	ERG SpA	1,121	30,296
#	Ferretti SpA	2,597	12,127
	Fila SpA	955	10,427
*Ω	GVS SpA	2,515	12,520
	Hera SpA	45,829	216,266
#Ω	Infrastrutture Wireless Italiane SpA	8,014	67,977
	Interpump Group SpA	4,262	179,678
	Iveco Group NV	9,857	161,689
#	MARR SpA	1,961	19,867
#Ω	Nexi SpA	31,939	152,240
Ω	OVS SpA	5,116	30,446
Ω	Pirelli & C SpA	24,130	165,971
*	Safilo Group SpA	9,218	17,336
#	Saipem SpA	67,076	363,421
#*	Salvatore Ferragamo SpA	2,702	23,559
#	Sanlorenzo SpA	794	31,039
	Snam SpA	29,736	234,481
*	Telecom Italia SpA (TIT IM)	639,377	504,583
*	Telecom Italia SpA (TITR IM)	323,477	298,680
	Tenaris SA (TS US), ADR	9,090	580,851
	Unipol Assicurazioni SpA	1,850	48,338
	Webuild SpA	15,394	45,757
TOTAL ITALY			6,044,363
JAPAN — (15.0%)
	77 Bank Ltd.	9,900	190,585
	ADEKA Corp.	4,400	110,200
	AEON Financial Service Co. Ltd.	6,800	67,623
	Ai Holdings Corp.	1,300	22,408
#	Aica Kogyo Co. Ltd.	1,900	42,542
	Aichi Financial Group, Inc.	8,000	75,894
	Aichi Steel Corp.	2,000	36,884
	Air Water, Inc.	9,300	131,921
	Airman Corp.	1,700	22,187
#	Airport Facilities Co. Ltd.	2,500	15,509
	Aisan Industry Co. Ltd.	1,600	17,678
	Alconix Corp.	1,200	19,061
	Alfresa Holdings Corp.	9,600	144,928
	Alps Alpine Co. Ltd.	9,900	148,562
	Anest Iwata Corp.	1,000	10,121
		Shares	Value»
JAPAN — (Continued)
#	Aoyama Trading Co. Ltd.	4,500	$22,685
	Aozora Bank Ltd.	1,400	22,588
	Arata Corp.	1,500	26,612
	ARCLANDS Corp.	2,800	31,746
	Arcs Co. Ltd.	1,800	39,116
	ARE Holdings, Inc.	4,500	103,012
	Ariake Japan Co. Ltd.	600	20,795
	Artience Co. Ltd.	2,000	49,886
	Asahi Co. Ltd.	2,800	23,028
#	Asahi Yukizai Corp.	400	14,667
	ASKA Pharmaceutical Holdings Co. Ltd.	700	12,944
	Autobacs Seven Co. Ltd.	4,000	38,843
	Awa Bank Ltd.	1,400	56,802
	Axial Retailing, Inc.	3,000	21,596
	Bando Chemical Industries Ltd.	1,100	14,241
	Bank of Nagoya Ltd.	1,400	52,278
	Bank of Saga Ltd.	700	22,835
#	Bank of the Ryukyus Ltd.	1,400	22,492
	Belc Co. Ltd.	500	22,286
	Bell System24 Holdings, Inc.	2,500	23,870
	Belluna Co. Ltd.	2,100	11,315
	BML, Inc.	700	17,021
	Bourbon Corp.	600	11,065
	Brother Industries Ltd.	8,600	163,316
	Bunka Shutter Co. Ltd.	1,600	18,856
	Cawachi Ltd.	1,100	20,995
	CCI Group, Inc.	4,600	27,651
	Central Glass Co. Ltd.	900	23,556
	Change Holdings, Inc.	2,100	12,127
#	Chiba Kogyo Bank Ltd.	1,500	20,126
	Chori Co. Ltd.	400	10,875
	Chudenko Corp.	1,400	42,533
	Chugin Financial Group, Inc.	9,200	171,222
	Citizen Watch Co. Ltd.	10,500	121,654
	CKD Corp.	2,900	112,370
	Credit Saison Co. Ltd.	5,600	155,113
	CTI Engineering Co. Ltd.	500	9,000
#	Daido Metal Co. Ltd.	3,100	17,487
	Daido Steel Co. Ltd.	7,000	81,836
	Daiichi Jitsugyo Co. Ltd.	500	10,221
	Daiichikosho Co. Ltd.	2,700	27,948
#	Daikokutenbussan Co. Ltd.	400	12,298
	Daikyonishikawa Corp.	3,800	20,671

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,000	$13,654
	Daishi Hokuetsu Financial Group, Inc.	12,400	154,607
	Daito Pharmaceutical Co. Ltd.	2,400	19,243
	DCM Holdings Co. Ltd.	5,200	48,581
	DeNA Co. Ltd.	4,400	71,798
	Denyo Co. Ltd.	500	11,488
	DIC Corp.	5,100	116,760
	Doshisha Co. Ltd.	1,000	20,882
	Doutor Nichires Holdings Co. Ltd.	1,200	21,198
	Dowa Holdings Co. Ltd.	2,800	170,384
	Duskin Co. Ltd.	500	12,585
#	DyDo Group Holdings, Inc.	1,400	22,636
	Earth Corp.	500	14,630
	EDION Corp.	4,200	56,900
	Endo Lighting Corp.	900	16,195
#	ES-Con Japan Ltd.	1,600	12,066
#	Eslead Corp.	500	18,580
	Exedy Corp.	1,400	54,811
	EXEO Group, Inc.	11,100	203,793
	Ezaki Glico Co. Ltd.	1,700	61,495
	FCC Co. Ltd.	1,600	34,110
#	Ferrotec Corp.	2,100	101,244
	FJ Next Holdings Co. Ltd.	1,500	14,453
	Foster Electric Co. Ltd.	1,200	22,852
	FP Corp.	2,600	38,412
	Fuji Co. Ltd.	1,600	20,794
	Fuji Oil Co. Ltd.	1,100	23,417
	Fuji Pharma Co. Ltd.	1,500	21,059
	Fuji Seal International, Inc.	2,200	34,767
	Fukuda Corp.	500	26,794
	Fukuoka Financial Group, Inc.	10,300	420,479
	Fukuyama Transporting Co. Ltd.	1,000	33,221
	Furukawa Co. Ltd.	800	21,343
	Futaba Industrial Co. Ltd.	3,600	22,488
	Fuyo General Lease Co. Ltd.	3,200	88,599
		Shares	Value»
JAPAN — (Continued)
	Gakken Holdings Co. Ltd.	1,600	$9,845
#	Galilei Co. Ltd.	900	20,506
	Geo Holdings Corp.	2,000	23,834
	GLOBERIDE, Inc.	900	11,947
	Glory Ltd.	2,200	55,962
	GLtechno Holdings, Inc.	800	26,532
	GS Yuasa Corp.	4,300	173,873
	G-Tekt Corp.	1,700	19,578
	Gunma Bank Ltd.	13,900	190,326
	Gunze Ltd.	1,200	27,692
	H.U. Group Holdings, Inc.	1,900	37,908
	H2O Retailing Corp.	5,800	85,106
	Hachijuni Nagano Bank Ltd.	7,000	94,838
#	Hakuhodo DY Holdings, Inc.	9,700	65,131
	Hakuto Co. Ltd.	800	21,388
	Halows Co. Ltd.	800	20,112
	Hamakyorex Co. Ltd.	1,500	16,455
	Hankyu Hanshin Holdings, Inc.	11,500	333,375
	Hanwa Co. Ltd.	10,000	103,289
	Heiwa Real Estate Co. Ltd.	1,500	23,273
	Heiwado Co. Ltd.	2,200	37,284
	Hirata Corp.	1,200	24,993
	Hirogin Holdings, Inc.	21,100	249,263
	HIS Co. Ltd.	5,100	34,341
	Hokuhoku Financial Group, Inc.	6,000	228,738
	Hokuto Corp.	1,400	16,349
#	Hoosiers Holdings Co. Ltd.	2,700	20,350
	Hosiden Corp.	1,300	23,089
	Hosokawa Micron Corp.	300	11,374
	House Foods Group, Inc.	3,100	59,515
	Hyakugo Bank Ltd.	12,500	142,243
	Hyakujushi Bank Ltd.	4,000	60,954
	Ichinen Holdings Co. Ltd.	900	12,406
	Idec Corp.	700	14,945
	Iida Group Holdings Co. Ltd.	10,100	142,858
	Inaba Denki Sangyo Co. Ltd.	2,600	43,862
	Inabata & Co. Ltd.	1,900	46,838
	INFRONEER Holdings, Inc.	11,700	159,280

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iriso Electronics Co. Ltd.	1,000	$21,538
	Itochu Enex Co. Ltd.	3,900	47,456
	IwaiCosmo Holdings, Inc.	900	21,403
	Iyogin Holdings, Inc.	13,100	252,455
	Izumi Co. Ltd.	7,500	45,412
	J Front Retailing Co. Ltd.	13,000	189,190
	Jaccs Co. Ltd.	900	23,376
	Japan Aviation Electronics Industry Ltd.	3,200	48,925
#	Japan Pulp & Paper Co. Ltd.	3,200	22,621
	Japan Securities Finance Co. Ltd.	4,500	61,952
#	Japan Wool Textile Co. Ltd.	1,000	11,424
	JGC Holdings Corp.	13,200	200,566
	Joshin Corp.	700	13,004
	Joyful Honda Co. Ltd.	2,400	31,527
	JSP Corp.	700	10,313
	JTEKT Corp.	13,700	167,323
	Juroku Financial Group, Inc.	9,500	124,816
	JVCKenwood Corp.	5,400	40,702
	Kaga Electronics Co. Ltd.	2,600	69,626
#	Kagome Co. Ltd.	1,000	17,182
	Kameda Seika Co. Ltd.	2,400	21,871
	Kamei Corp.	500	10,235
	Kamigumi Co. Ltd.	4,800	158,642
	Kanadevia Corp.	10,400	80,156
	Kanamoto Co. Ltd.	1,000	29,478
	Kaneka Corp.	2,800	87,575
	Kanematsu Corp.	8,600	118,294
	Kanto Denka Kogyo Co. Ltd.	2,100	22,471
	Kato Sangyo Co. Ltd.	800	31,276
#	Kawada Technologies, Inc.	2,100	20,101
	Keihan Holdings Co. Ltd.	3,600	74,626
	Keiyo Bank Ltd.	4,100	56,832
#	Kitz Corp.	2,000	26,926
	Kiyo Bank Ltd.	2,800	74,151
	Koa Corp.	1,800	21,688
	Kohnan Shoji Co. Ltd.	600	15,523
	Koito Manufacturing Co. Ltd.	7,100	115,193
	Komeri Co. Ltd.	2,000	42,668
	Komori Corp.	1,100	10,549
		Shares	Value»
JAPAN — (Continued)
#	Kondotec, Inc.	1,100	$10,176
	Konica Minolta, Inc.	27,900	88,721
	Konishi Co. Ltd.	1,600	14,489
	Konoike Transport Co. Ltd.	2,200	39,693
#	Kosaido Holdings Co. Ltd.	5,700	21,984
#	Kose Holdings Corp.	2,100	74,911
#	KPP Group Holdings Co. Ltd.	2,300	14,252
	K's Holdings Corp.	8,100	93,627
	Kumagai Gumi Co. Ltd.	3,600	34,515
#	Kumiai Chemical Industry Co. Ltd.	2,300	11,157
	Kurabo Industries Ltd.	200	12,091
	Kureha Corp.	2,000	50,194
	Kurimoto Ltd.	2,000	19,388
	KYB Corp.	2,500	72,050
	Kyoei Steel Ltd.	1,200	14,573
	Kyokuto Kaihatsu Kogyo Co. Ltd.	1,000	17,264
	Kyokuyo Co. Ltd.	700	20,154
	Kyorin Pharmaceutical Co. Ltd.	1,700	16,821
	Kyosan Electric Manufacturing Co. Ltd.	4,400	19,692
	Kyushu Financial Group, Inc.	19,500	159,248
#	LEC, Inc.	1,900	12,490
	Lintec Corp.	1,900	61,486
	Lion Corp.	5,300	51,846
	Lixil Corp.	17,300	178,640
#	Mabuchi Motor Co. Ltd.	11,600	109,173
	Macnica Holdings, Inc.	718	12,128
#	Mars Group Holdings Corp.	1,100	19,613
	Marudai Food Co. Ltd.	1,500	21,700
	Maruichi Steel Tube Ltd.	12,000	111,439
#	Marusan Securities Co. Ltd.	3,200	21,383
	Maruzen Showa Unyu Co. Ltd.	300	14,854
	Maxell Ltd.	3,000	38,333
	Maxvalu Tokai Co. Ltd.	600	13,204
	Mazda Motor Corp.	22,600	145,474
	Mebuki Financial Group, Inc.	48,300	401,003
	Medipal Holdings Corp.	9,400	167,953

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	1,600	$37,976
	Mirait One Corp.	5,000	128,843
	Mirarth Holdings, Inc.	4,600	11,665
#	Mitsuba Corp.	2,500	18,223
	Mitsubishi Gas Chemical Co., Inc.	8,700	244,946
	Mitsubishi Logistics Corp.	14,900	133,459
#	Mitsubishi Motors Corp.	44,000	85,934
#	Mitsubishi Pencil Co. Ltd.	1,400	20,938
	Mitsubishi Research Institute, Inc.	400	11,483
	Mitsuboshi Belting Ltd.	800	20,156
	Mitsui Chemicals, Inc.	22,400	273,259
	Mitsui DM Sugar Co. Ltd.	900	19,052
	Mitsui E&S Co. Ltd.	4,600	165,896
	Mitsui High-Tec, Inc.	7,700	32,085
	Mitsui Kinzoku Co. Ltd.	3,400	934,179
	Mitsuuroko Group Holdings Co. Ltd.	900	11,422
	MIXI, Inc.	1,300	21,475
	Miyazaki Bank Ltd.	3,500	44,316
	Mizuho Leasing Co. Ltd.	8,000	72,739
	Monex Group, Inc.	2,600	11,162
	Morinaga Milk Industry Co. Ltd.	4,200	126,741
	Moriroku Co. Ltd.	700	10,861
	Morita Holdings Corp.	1,000	16,068
	Muninova Holdings, Inc.	14,300	42,110
	Murakami Corp.	400	17,474
#	Musashi Seimitsu Industry Co. Ltd.	1,900	51,997
	Nachi-Fujikoshi Corp.	700	22,746
#	Nagano Keiki Co. Ltd.	1,200	23,603
	Nagase & Co. Ltd.	17,200	129,370
	Nanto Bank Ltd.	5,500	52,200
#	NEC Capital Solutions Ltd.	400	10,396
	NGK Corp.	11,900	376,760
	NHK Spring Co. Ltd.	9,700	177,230
	Nichiha Corp.	1,000	19,820
	Nichireki Group Co. Ltd.	900	11,653
	Nichirin Co. Ltd.	500	12,584
	Nihon Parkerizing Co. Ltd.	4,900	45,061
	Nikkiso Co. Ltd.	1,600	27,196
		Shares	Value»
JAPAN — (Continued)
	Nikon Corp.	1,700	$18,808
	Nippn Corp.	2,500	42,256
	Nippon Carbon Co. Ltd.	400	12,251
	Nippon Chemi-Con Corp.	1,800	30,563
	Nippon Densetsu Kogyo Co. Ltd.	1,800	56,193
	Nippon Express Holdings, Inc.	11,900	312,544
	Nippon Kayaku Co. Ltd.	7,400	82,071
	Nippon Light Metal Holdings Co. Ltd.	1,300	23,809
	Nippon Seiki Co. Ltd.	1,400	22,904
	Nippon Shinyaku Co. Ltd.	2,800	85,850
	Nippon Shokubai Co. Ltd.	6,400	88,109
	Nippon Signal Co. Ltd.	1,500	16,161
	Nippon Soda Co. Ltd.	2,300	53,304
	Nippon Television Holdings, Inc.	1,100	20,912
	Nipro Corp.	7,800	75,719
	Nishimatsu Construction Co. Ltd.	700	25,745
	Nishimatsuya Chain Co. Ltd.	1,600	20,470
	Nishi-Nippon Financial Holdings, Inc.	6,800	170,742
	Nishio Holdings Co. Ltd.	500	13,793
	Nissan Shatai Co. Ltd.	3,200	18,549
	Nissha Co. Ltd.	2,600	20,910
	Nisshin Oillio Group Ltd.	4,200	48,310
	Nisshin Seifun Group, Inc.	900	11,496
	Nisshinbo Holdings, Inc.	7,700	101,570
	Nissui Corp.	15,000	116,782
	Nittoku Co. Ltd.	800	12,495
	NOK Corp.	4,700	83,582
	Nomura Real Estate Holdings, Inc.	29,300	191,160
#	Noritsu Koki Co. Ltd.	3,000	39,936
	North Pacific Bank Ltd.	15,600	99,190
	NPR-RIKEN Corp.	900	22,340
	NSK Ltd.	23,400	190,063
	NTN Corp.	21,000	51,266
#	Ogaki Kyoritsu Bank Ltd.	400	17,908

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oiles Corp.	900	$14,933
	Okamura Corp.	3,000	48,139
	Okasan Securities Group, Inc.	6,300	36,376
	Oki Electric Industry Co. Ltd.	2,400	51,921
	Okinawa Financial Group, Inc.	900	32,210
	OKUMA Corp.	2,400	68,872
	Okumura Corp.	700	27,515
#	Okura Industrial Co. Ltd.	700	22,240
	Omron Corp.	200	7,184
	Orient Corp.	4,600	29,866
	Oriental Shiraishi Corp.	6,700	15,913
#	OSG Corp.	3,800	79,472
	PALTAC Corp.	1,500	44,307
	PHC Holdings Corp.	2,800	17,853
#	Pilot Corp.	1,900	57,956
	Press Kogyo Co. Ltd.	3,600	18,159
#	Qol Holdings Co. Ltd.	1,400	15,701
	Rengo Co. Ltd.	10,100	79,579
#*	RENOVA, Inc.	5,300	37,992
	Resonac Holdings Corp.	9,200	841,929
	Restar Corp.	600	11,015
	Rheon Automatic Machinery Co. Ltd.	2,000	19,465
	Ricoh Co. Ltd.	32,800	276,607
#	Ricoh Leasing Co. Ltd.	600	23,306
	Riken Technos Corp.	1,000	10,594
	Riken Vitamin Co. Ltd.	1,300	22,982
	RS Technologies Co. Ltd.	1,000	38,709
	Ryobi Ltd.	1,200	19,556
	S&B Foods, Inc.	400	11,790
	Sakai Moving Service Co. Ltd.	1,000	18,572
	Sakata INX Corp.	1,300	19,404
	Sakata Seed Corp.	1,500	39,324
	Sala Corp.	4,000	26,445
	San-A Co. Ltd.	2,300	48,296
	San-Ai Obbli Co. Ltd.	1,300	19,129
	San-In Godo Bank Ltd.	8,600	103,371
	Sanyo Chemical Industries Ltd.	600	19,120
#	Sanyo Trading Co. Ltd.	1,400	13,945
	Sato Corp.	700	9,307
	Scroll Corp.	1,200	10,205
		Shares	Value»
JAPAN — (Continued)
	Sega Sammy Holdings, Inc.	800	$11,598
	Seiko Epson Corp.	18,100	243,458
	Seiko Group Corp.	3,800	141,157
	Seino Holdings Co. Ltd.	4,700	72,040
	Seiren Co. Ltd.	2,400	48,714
	Senshu Ikeda Holdings, Inc.	14,200	83,549
#	Seven Bank Ltd.	26,900	45,424
*	Sharp Corp.	6,300	22,574
	Shibuya Corp.	1,100	23,912
	Shiga Bank Ltd.	9,500	117,123
	Shinagawa Refra Co. Ltd.	1,100	13,422
	Shin-Etsu Polymer Co. Ltd.	1,100	14,972
	Shinmaywa Industries Ltd.	700	11,443
	Shinnihon Corp.	1,600	19,707
	Shizuoka Gas Co. Ltd.	3,600	32,375
	Shochiku Co. Ltd.	300	19,821
#	Siix Corp.	1,600	13,113
	Soken Chemical & Engineering Co. Ltd.	600	12,932
	Sony Financial Group, Inc. 8729 JP	79,100	70,966
	Stanley Electric Co. Ltd.	6,100	119,053
	Starts Corp., Inc.	1,700	51,902
	Stella Chemifa Corp.	600	20,578
	SUMCO Corp.	18,700	298,352
	Sumitomo Bakelite Co. Ltd.	400	14,088
	Sumitomo Forestry Co. Ltd.	12,100	109,349
	Sumitomo Heavy Industries Ltd.	6,800	230,069
	Sumitomo Rubber Industries Ltd.	10,900	141,361
	Sumitomo Seika Chemicals Co. Ltd.	2,500	19,179
	Sumitomo Warehouse Co. Ltd.	2,600	62,657
	Sun Frontier Fudousan Co. Ltd.	200	3,433
	Suruga Bank Ltd.	7,700	114,168
	Suzuken Co. Ltd.	3,300	116,807
	Suzuki Co. Ltd.	600	12,095
	T Hasegawa Co. Ltd.	700	12,911
	Tachi-S Co. Ltd.	1,500	19,632
	Tadano Ltd.	2,700	23,670

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Taihei Dengyo Kaisha Ltd.	1,300	$23,805
	Taikisha Ltd.	2,500	55,529
	Taiyo Yuden Co. Ltd.	6,600	270,597
	Takamatsu Construction Group Co. Ltd.	700	14,991
#	Takaoka Toko Co. Ltd.	700	33,798
	Takara Holdings, Inc.	7,900	89,059
	Takara Standard Co. Ltd.	1,600	30,257
	Takasago International Corp.	2,500	18,742
	Takashimaya Co. Ltd.	14,500	172,397
#	Tamura Corp.	5,000	26,744
	Teijin Ltd.	9,800	98,694
	Toagosei Co. Ltd.	4,700	51,040
	TOBISHIMA HOLDINGS, Inc.	1,400	17,973
	Toda Corp.	11,400	103,497
#	Toho Holdings Co. Ltd.	1,400	39,949
#	Tokai Corp.	800	13,429
	Tokai Rika Co. Ltd.	2,800	51,650
	Tokai Tokyo Financial Holdings, Inc.	9,000	40,550
#	Tokushu Tokai Paper Co. Ltd.	1,800	18,239
	Tokyo Century Corp.	6,700	92,037
	Tokyo Kiraboshi Financial Group, Inc.	1,500	111,631
	Tokyo Steel Manufacturing Co. Ltd.	2,200	23,915
	Tokyu Fudosan Holdings Corp.	31,700	269,898
#	Topre Corp.	1,000	15,197
	Tosei Corp.	2,400	24,936
	Totetsu Kogyo Co. Ltd.	1,000	35,292
	Towa Pharmaceutical Co. Ltd.	800	20,193
	Toyo Seikan Group Holdings Ltd.	5,900	122,370
#	Toyo Tanso Co. Ltd.	600	23,376
	Toyo Tire Corp.	5,800	142,205
	Toyobo Co. Ltd.	3,900	35,638
	Toyoda Gosei Co. Ltd.	5,700	168,189
#	Toyota Boshoku Corp.	4,600	65,084
	TPR Co. Ltd.	1,700	13,330
	Transcosmos, Inc.	900	21,972
	TRE Holdings Corp.	1,800	18,429
		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	2,768	$38,216
	TS Tech Co. Ltd.	4,300	47,097
	Tsubakimoto Chain Co.	3,700	55,465
	Tsukishima Holdings Co. Ltd.	1,200	23,990
	Tsumura & Co.	3,100	72,304
	TV Asahi Holdings Corp.	1,200	24,831
	Tv Tokyo Holdings Corp.	800	20,265
	UACJ Corp.	7,600	134,094
	Uchida Yoko Co. Ltd.	1,300	16,807
	Umios Corp.	13,300	112,455
#	Unipres Corp.	2,300	19,244
	United Super Markets Holdings, Inc.	3,600	18,826
	Ushio, Inc.	3,500	70,477
	Valor Holdings Co. Ltd.	800	18,850
	VT Holdings Co. Ltd.	3,500	10,749
#	Wacoal Holdings Corp.	1,900	56,047
	Wakita & Co. Ltd.	900	10,408
	Warabeya Nichiyo Holdings Co. Ltd.	1,400	24,833
	Wellneo Sugar Co. Ltd.	600	10,234
	Yahagi Construction Co. Ltd.	1,100	15,034
	Yakult Honsha Co. Ltd.	2,400	41,794
	YAMABIKO Corp.	1,400	34,865
	Yamada Holdings Co. Ltd.	28,500	95,022
	Yamae Group Holdings Co. Ltd.	700	12,770
	Yamaguchi Financial Group, Inc.	10,400	178,703
	Yamato Holdings Co. Ltd.	2,000	22,659
	Yellow Hat Ltd.	2,100	20,325
	Yodoko Ltd.	5,500	47,224
	Yokogawa Bridge Holdings Corp.	800	14,988
	Yokohama Rubber Co. Ltd.	5,300	215,719
#	Yokorei Co. Ltd.	2,300	24,078
	Yuasa Co. Ltd.	500	19,081
	Yurtec Corp.	1,500	24,026
	Zacros Corp.	1,700	14,921
	Zenrin Co. Ltd.	1,800	9,787
	Zeon Corp.	7,200	83,923

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ZERIA Pharmaceutical Co. Ltd.	1,100	$15,171
TOTAL JAPAN			26,596,052
KUWAIT — (0.1%)
	Agility Public Warehousing Co. KSCC	76,498	35,892
	Al Ahli Bank of Kuwait KSCP	57,456	52,191
	Arzan Financial Group for Financing & Investment KPSC	17,548	20,723
	Boubyan Petrochemicals Co. KSCP	17,850	35,657
	Burgan Bank SAK	52,235	34,142
	Gulf Cables & Electrical Industries Group Co. KSCP	6,562	41,336
	Kuwait International Bank KSCP	42,386	37,517
TOTAL KUWAIT			257,458
MALAYSIA — (0.4%)
	AEON Credit Service M Bhd.	7,300	10,871
#*	AFFIN Bank Bhd.	16,900	10,736
	Alliance Bank Malaysia Bhd.	11,000	12,924
	Allianz Malaysia Bhd.	1,400	7,296
#	Bank Islam Malaysia Bhd.	18,800	11,087
	Dayang Enterprise Holdings Bhd.	43,200	22,033
	Dialog Group Bhd.	39,400	22,546
	Eco World Development Group Bhd.	36,300	18,876
	Genting Malaysia Bhd.	114,400	57,058
	IJM Corp. Bhd.	151,700	92,361
#	Inari Amertron Bhd.	32,100	16,052
	IOI Properties Group Bhd.	58,800	61,537
	KSL Holdings Bhd.	7,000	5,409
#	Mah Sing Group Bhd.	31,300	8,704
	Malaysian Pacific Industries Bhd.	2,200	20,371
#	Matrix Concepts Holdings Bhd.	29,800	10,149
	MBSB Bhd.	88,200	15,240
	OSK Holdings Bhd.	47,350	21,503
	Scientex Bhd.	22,500	21,434
		Shares	Value»
MALAYSIA — (Continued)
	Sime Darby Bhd.	88,500	$48,235
	Sime Darby Property Bhd.	92,600	33,146
	SP Setia Bhd. Group	189,300	49,718
#	Top Glove Corp. Bhd.	108,300	19,778
	Unisem M Bhd.	26,800	22,698
	Velesto Energy Bhd.	251,200	21,497
#	Yinson Holdings Bhd.	61,065	32,980
	YTL Corp. Bhd.	45,000	23,176
	Zetrix Ai Bhd.	220,100	45,582
TOTAL MALAYSIA			742,997
MEXICO — (0.3%)
Ω	Banco del Bajio SA	24,087	75,797
	Bolsa Mexicana de Valores SAB de CV	9,739	21,910
	El Puerto de Liverpool SAB de CV, Class C1	1,047	6,188
	Gentera SAB de CV	45,481	118,854
	Gruma SAB de CV, Class B	2,110	36,682
	Grupo Bimbo SAB de CV	5,023	17,075
	Megacable Holdings SAB de CV	12,705	44,679
	Operadora De Sites Mexicanos SAB de CV, Class A-1	32,868	31,272
*	Orbia Advance Corp. SAB de CV	11,751	14,012
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	6,108	96,708
#	Qualitas Controladora SAB de CV	7,394	73,938
	Regional SAB de CV	7,500	62,968
TOTAL MEXICO			600,083
NETHERLANDS — (2.5%)
#	Aalberts NV	5,283	200,683
	ABN AMRO Bank NV	22,373	778,957
	Acomo NV	691	21,018
	Aegon Ltd. (AGN NA)	16,786	139,099
#	Akzo Nobel NV	3,225	189,297
	Allfunds Group PLC	910	9,313
	AMG Critical Materials NV	673	28,407
#	Arcadis NV	3,163	135,463
	ASR Nederland NV	7,324	556,327
	Corbion NV	1,784	39,868

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Flow Traders Ltd.	1,687	$54,155
	Fugro NV	5,048	73,204
	HAL Trust	2,133	427,094
	Havas NV	2,697	51,335
#	IMCD NV	547	64,319
	Kendrion NV	796	17,076
#	Koninklijke Vopak NV	2,276	113,911
	NN Group NV	10,416	911,752
	Randstad NV	2,233	66,167
#	SBM Offshore NV	6,312	270,036
#Ω	Signify NV	4,270	97,117
	Sligro Food Group NV	1,295	19,804
	TKH Group NV	978	50,122
	Van Lanschot Kempen NV	648	49,649
TOTAL NETHERLANDS			4,364,173
NEW ZEALAND — (0.1%)
*	Fletcher Building Ltd. (FBU NZ)	11,530	19,046
#	Heartland Group Holdings Ltd.	14,035	9,346
#*	SKYCITY Entertainment Group Ltd.	21,561	8,064
	Summerset Group Holdings Ltd.	13,163	63,476
TOTAL NEW ZEALAND			99,932
NORWAY — (0.5%)
	2020 Bulkers Ltd.	881	287
	Aker Solutions ASA	14,802	67,447
	Archer Ltd.	6,032	18,915
	Austevoll Seafood ASA	4,150	42,006
#*Ω	AutoStore Holdings Ltd.	56,271	72,138
	B2 Impact ASA	6,787	17,496
	Bakkafrost P	451	22,438
	Bonheur ASA	1,502	43,717
Ω	Bw Lpg Ltd. BWLP US	1,713	34,157
Ω	BW LPG Ltd. BWLPG NO	3,746	75,171
	BW Offshore Ltd.	4,498	25,740
#*	Cadeler AS (CADLR NO)	6,428	44,268
#*	Grieg Seafood ASA	1,753	6,885
	Leroy Seafood Group ASA	4,343	21,302
#*	LINK Mobility Group Holding ASA	7,961	21,286
	Odfjell Drilling Ltd.	6,693	72,065
		Shares	Value»
NORWAY — (Continued)
	Pareto Bank ASA	2,334	$16,839
*Ω	Scatec ASA	6,614	86,081
	Sparebank 1 Oestlandet	2,514	55,159
	Sparebanken More	847	10,534
	TGS ASA	11,243	182,822
TOTAL NORWAY			936,753
PHILIPPINES — (0.1%)
	Alliance Global Group, Inc.	69,400	9,654
	China Banking Corp.	17,020	16,657
	GT Capital Holdings, Inc.	4,520	34,766
	LT Group, Inc.	92,400	22,551
	Philippine National Bank	5,260	4,914
	Puregold Price Club, Inc.	57,400	40,161
	Robinsons Land Corp.	34,200	9,667
	Security Bank Corp.	8,360	8,838
TOTAL PHILIPPINES			147,208
POLAND — (0.4%)
	Alior Bank SA	2,111	72,105
	Bank Handlowy w Warszawie SA	939	29,595
*	Bank Millennium SA	4,313	21,271
	BNPP Bank Polska SA	372	15,198
	Develia SA	8,030	23,304
#	Inter Cars SA	168	34,289
*	KGHM Polska Miedz SA	3,028	254,352
	KRUK SA	560	67,431
	Murapol SA	920	10,571
*	Tauron Polska Energia SA	40,535	105,926
#	Wirtualna Polska Holding SA	367	5,870
TOTAL POLAND			639,912
PORTUGAL — (0.5%)
	Banco Comercial Portugues SA, Class R	359,537	384,302
#	EDP Renovaveis SA	18,089	302,462
	Ibersol SGPS SA	437	6,152
#	Navigator Co. SA	8,918	35,067
	NOS SGPS SA	11,419	75,405
	Sonae SGPS SA	58,914	134,895
TOTAL PORTUGAL			938,283

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
QATAR — (0.1%)
	Aamal Co.	106,743	$22,753
	Barwa Real Estate Co.	116,860	75,704
	Doha Bank QPSC	81,288	60,253
	Qatar Navigation QSC	22,167	62,678
TOTAL QATAR			221,388
SAUDI ARABIA — (0.5%)
	Ades Holding Co.	20,725	108,892
	Al Hammadi Holding	1,650	11,604
	Arab National Bank	8,643	49,759
	Arabian Drilling Co.	1,041	25,270
	Bank AlBilad	8,904	59,674
	Bank Al-Jazira	18,322	57,463
	Banque Saudi Fransi	12,118	62,498
*	Dar Al Arkan Real Estate Development Co.	14,916	70,602
*	Jabal Omar Development Co.	3,942	16,676
	Mobile Telecommunications Co. Saudi Arabia	13,828	43,310
	Saudi Ceramic Co.	2,833	23,339
	Saudi Chemical Co. Holding	12,814	28,739
	Saudi Ground Services Co.	2,357	19,982
	Saudi Investment Bank	16,351	57,789
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	291	2,441
*	Saudi Reinsurance Co.	2,549	18,051
*	Savola Group	4,485	32,399
*	Seera Group Holding	4,438	25,369
	Sustained Infrastructure Holding Co.	3,155	29,174
	Theeb Rent A Car Co.	1,337	10,248
	United International Transportation Co.	3,505	38,902
TOTAL SAUDI ARABIA			792,181
SINGAPORE — (0.9%)
*	AEM Holdings Ltd.	14,100	81,811
	Boustead Singapore Ltd.	14,200	26,739
	China Aviation Oil Singapore Corp. Ltd.	13,800	23,016
		Shares	Value»
SINGAPORE — (Continued)
	China Sunsine Chemical Holdings Ltd.	29,000	$15,733
	City Developments Ltd.	30,700	197,583
	Genting Singapore Ltd.	218,800	117,412
	GuocoLand Ltd.	10,600	20,490
	Haw Par Corp. Ltd.	2,600	35,223
	Ho Bee Land Ltd.	6,900	11,631
	Hong Leong Finance Ltd.	4,900	9,981
	Hutchison Port Holdings Trust	258,800	54,448
	Netlink NBN Trust	96,900	76,932
	Seatrium Ltd.	157,100	291,241
	Singapore Land Group Ltd.	4,300	12,649
	Singapore Post Ltd.	71,600	19,443
	UOB-Kay Hian Holdings Ltd.	13,800	44,196
	UOL Group Ltd.	30,300	253,481
	Valuetronics Holdings Ltd.	15,700	12,604
	Venture Corp. Ltd.	19,900	254,002
	Wee Hur Holdings Ltd.	23,000	13,188
TOTAL SINGAPORE			1,571,803
SOUTH AFRICA — (0.6%)
	AECI Ltd.	3,458	22,904
	Aspen Pharmacare Holdings Ltd.	8,429	70,007
	Bidvest Group Ltd.	2,801	39,361
	DataTec Ltd.	5,442	23,443
	Impala Platinum Holdings Ltd.	23,649	331,489
	Investec Ltd.	1,411	11,765
	Kumba Iron Ore Ltd.	1,347	25,265
	Momentum Group Ltd.	23,987	54,519
	Motus Holdings Ltd.	4,219	28,227
#	Nedbank Group Ltd.	8,278	132,170
	Northam Platinum Holdings Ltd.	2,891	55,742
	Old Mutual Ltd. (OMU SJ)	129,549	105,918
	Omnia Holdings Ltd.	3,885	22,540
Ω	Pepkor Holdings Ltd.	34,784	45,954
*	Pick n Pay Stores Ltd.	17,492	20,730
	Raubex Group Ltd.	3,019	9,315
	Reunert Ltd.	2,673	11,190
	Sibanye Stillwater Ltd. (SSW SJ)	14,932	44,640
	Super Group Ltd.	10,257	9,826
	Telkom SA SOC Ltd.	11,506	41,556

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Truworths International Ltd.	4,746	$14,774
	Tsogo Sun Ltd.	22,910	9,629
TOTAL SOUTH AFRICA			1,130,964
SOUTH KOREA — (4.4%)
	Amorepacific Corp.	250	22,921
	Amorepacific Holdings Corp.	1,479	28,013
	Binggrae Co. Ltd.	367	18,657
	BNK Financial Group, Inc.	11,334	143,910
	Cheil Worldwide, Inc.	3,490	47,318
	Chong Kun Dang Pharmaceutical Corp.	288	16,731
*	CJ CGV Co. Ltd.	4,824	16,078
	CJ Corp.	663	100,960
*	CJ ENM Co. Ltd.	438	16,093
	CJ Logistics Corp.	528	36,258
*	Coway Co. Ltd.	2,086	121,276
*	Creative & Innovative System	2,549	29,632
	CS Wind Corp.	833	40,550
	Daeduck Electronics Co. Ltd.	1,748	135,663
	Daesang Corp.	1,062	14,885
#*	Daewoo Engineering & Construction Co. Ltd.	10,795	258,710
	Daewoong Co. Ltd.	602	9,270
	Daewoong Pharmaceutical Co. Ltd.	104	10,485
	Daishin Securities Co. Ltd.	1,276	33,058
	Daou Technology, Inc.	1,026	32,484
	DB HiTek Co. Ltd.	1,571	170,110
	DB Insurance Co. Ltd.	1,015	115,500
	DL E&C Co. Ltd.	1,788	120,525
*	DL Holdings Co. Ltd.	365	17,764
	DN Automotive Corp.	1,088	35,508
	Dong-A Socio Holdings Co. Ltd.	151	10,014
	Dongjin Semichem Co. Ltd.	1,537	59,648
	DongKook Pharmaceutical Co. Ltd.	1,295	20,997
	Dongwon Industries Co. Ltd.	746	19,529
	Doosan Bobcat, Inc.	2,687	132,157
		Shares	Value»
SOUTH KOREA — (Continued)
	DoubleUGames Co. Ltd.	657	$27,157
	E-MART, Inc.	668	48,378
	ENF Technology Co. Ltd.	543	21,632
	F&F Co. Ltd.	775	35,214
	GC Biopharma Corp.	307	28,609
	GC Corp.	1,237	11,706
	Global Standard Technology Co. Ltd.	1,079	36,170
	Grand Korea Leisure Co. Ltd.	1,246	10,178
	GS Engineering & Construction Corp.	3,594	93,289
	HAESUNG DS Co. Ltd.	565	31,161
	Hankook Tire & Technology Co. Ltd.	3,057	123,017
*	Hanon Systems	8,234	23,684
	Hansol Chemical Co. Ltd.	459	89,813
*	Hanwha General Insurance Co. Ltd.	4,765	21,426
*	Hanwha Investment & Securities Co. Ltd.	5,389	27,741
*	Hanwha Life Insurance Co. Ltd.	7,448	24,698
	HD Construction Equipment Co. Ltd.	1,641	206,167
	HDC Holdings Co. Ltd.	651	12,417
	HDC Hyundai Development Co-Engineering & Construction	1,449	22,578
	Hite Jinro Co. Ltd.	1,083	12,542
	HK inno N Corp.	818	29,294
	HL Mando Co. Ltd.	1,689	65,789
*	Hotel Shilla Co. Ltd.	1,614	71,930
	HS Hyosung Advanced Materials Corp.	125	22,916
	Huons Global Co. Ltd.	302	12,959
	Hyosung Corp.	321	50,040
	Hyosung TNC Corp.	132	46,444
	Hyundai Department Store Co. Ltd.	728	53,837
	Hyundai Glovis Co. Ltd.	1,893	292,286
	Hyundai Green Food	974	10,871
*	Hyundai Marine & Fire Insurance Co. Ltd.	2,654	54,699
	Hyundai Wia Corp.	554	31,190
	iM Financial Group Co. Ltd.	5,545	71,758

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Innocean Worldwide, Inc.	737	$9,873
	Innox Advanced Materials Co. Ltd.	889	20,802
	IS Dongseo Co. Ltd.	747	13,512
*	Jahwa Electronics Co. Ltd.	284	9,444
	JB Financial Group Co. Ltd.	4,934	91,303
*	Kakao Games Corp.	2,175	17,830
	Kangwon Land, Inc.	2,562	29,819
	KC Tech Co. Ltd.	526	22,233
	KCC Corp.	170	64,477
	KEPCO Plant Service & Engineering Co. Ltd.	1,137	48,267
	KIWOOM Securities Co. Ltd.	600	163,590
	Kolmar Korea Co. Ltd.	495	29,755
	Kolon Industries, Inc.	488	31,454
	Korea Electric Terminal Co. Ltd.	361	22,339
	Korea Investment Holdings Co. Ltd.	1,939	318,623
	Korea Petrochemical Ind Co. Ltd.	174	21,489
	Korean Reinsurance Co.	6,541	54,663
	Krafton, Inc.	510	91,696
	Kumho Petrochemical Co. Ltd.	400	39,796
*	Kumho Tire Co., Inc.	5,081	20,084
	Kyung Dong Navien Co. Ltd.	419	22,085
	LG Corp.	2,628	177,360
*	LG Display Co. Ltd. (034220 KS)	12,033	100,469
	LG Electronics, Inc.	1,108	106,715
	LG H&H Co. Ltd.	435	74,976
	LG Innotek Co. Ltd.	637	249,039
	LG Uplus Corp.	9,367	100,440
	Lotte Chilsung Beverage Co. Ltd.	214	17,732
	Lotte Corp.	797	16,589
*	Lotte Energy Materials Corp.	1,488	67,540
	LOTTE Fine Chemical Co. Ltd.	596	28,076
	Lotte Rental Co. Ltd.	530	12,061
	Lotte Shopping Co. Ltd.	319	29,231
	LX Semicon Co. Ltd.	328	13,943
	Medytox, Inc.	266	19,084
		Shares	Value»
SOUTH KOREA — (Continued)
*	Meritz Financial Group, Inc.	831	$62,890
*	Mirae Asset Life Insurance Co. Ltd.	4,242	45,818
	Misto Holdings Corp.	884	24,317
	Miwon Commercial Co. Ltd.	107	10,993
Ω	Netmarble Corp.	1,004	33,832
	Nexen Tire Corp.	2,413	12,138
	NH Investment & Securities Co. Ltd.	7,542	172,930
	NHN Corp.	686	19,195
	NICE Holdings Co. Ltd.	1,145	11,282
	NongShim Co. Ltd.	156	40,057
	Orion Corp.	373	36,235
	Orion Holdings Corp.	1,280	22,500
	Otoki Corp.	132	32,630
	Pan Ocean Co. Ltd.	15,426	57,919
	Paradise Co. Ltd.	1,343	14,457
	People & Technology, Inc.	1,151	43,977
	PSK, Inc.	894	54,637
	S-1 Corp.	864	50,327
	Samsung Card Co. Ltd. (029780 KS)	1,290	46,550
	Samsung Engineering Co. Ltd.	7,913	286,585
	Samsung Securities Co. Ltd.	3,181	233,086
	SD Biosensor, Inc.	2,070	11,804
	Sebang Global Battery Co. Ltd.	230	10,323
	Seegene, Inc.	1,122	18,662
*	SHIFT UP Corp.	961	21,253
	Shinsegae, Inc.	321	88,715
*	Shinyoung Securities Co. Ltd.	199	26,812
	SK Chemicals Co. Ltd.	216	8,702
	SK Discovery Co. Ltd.	469	17,700
	SK Gas Ltd.	123	23,977
	SK Networks Co. Ltd.	5,141	20,421
*	SK oceanplant Co. Ltd.	1,345	22,439
	SL Corp.	831	35,594
	SNT Dynamics Co. Ltd.	859	34,873
	SNT Holdings Co. Ltd.	412	17,377
*	S-Oil Corp.	1,324	120,500
	SOLUM Co. Ltd.	1,453	19,146
	Soop Co. Ltd.	451	17,857
	Soulbrain Co. Ltd.	174	54,746
	Soulbrain Holdings Co. Ltd.	441	22,050

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Studio Dragon Corp.	692	$16,355
	Sungwoo Hitech Co. Ltd.	3,692	22,356
	TKG Huchems Co. Ltd.	931	11,904
	Worldex Industry & Trading Co. Ltd.	1,029	23,149
	Youngone Corp.	1,130	63,360
	Youngone Holdings Co. Ltd.	118	16,678
TOTAL SOUTH KOREA			7,771,791
SPAIN — (0.9%)
	Acciona SA	492	143,213
	Almirall SA	2,600	38,488
	Atresmedia Corp. de Medios de Comunicacion SA	2,443	14,868
	Banco de Sabadell SA	89,754	347,976
	Bankinter SA	1,401	23,314
Ω	Cellnex Telecom SA	8,588	289,094
	CIE Automotive SA	871	29,692
	Corp. ACCIONA Energias Renovables SA	2,455	64,544
	Ebro Foods SA	1,270	27,099
	Enagas SA	4,107	82,229
Ω	Gestamp Automocion SA	12,351	46,810
Ω	Global Dominion Access SA	6,966	27,169
	Grifols SA	8,832	93,125
	Mapfre SA	7,591	37,160
	Prosegur Cia de Seguridad SA	7,160	22,628
Ω	Unicaja Banco SA	70,482	228,808
TOTAL SPAIN			1,516,217
SWEDEN — (1.5%)
Ω	AcadeMedia AB	5,303	56,748
	AFRY AB	4,119	50,276
Ω	Alimak Group AB	1,963	23,253
#	Alleima AB	8,885	79,605
	Alligo AB, Class B	706	10,590
Ω	Ambea AB	3,070	46,594
#	Arjo AB, Class B	15,409	40,674
*	Asmodee Group AB, Class B	5,754	77,328
Ω	Attendo AB	4,412	51,045
	Beijer Alma AB	1,957	61,574
	Bilia AB, Class A	3,140	42,836
	Billerud Aktiebolag	7,910	54,374
*Ω	Boozt AB	2,332	30,101
		Shares	Value»
SWEDEN — (Continued)
Ω	Bravida Holding AB	10,763	$111,522
	Bure Equity AB	1,591	46,310
	Byggmax Group AB	4,742	24,586
	Cloetta AB, Class B	6,011	30,899
*	Coffee Stain Group AB, Class B	3,688	8,712
*Ω	Dometic Group AB	736	2,515
#	Duni AB	2,108	19,417
#*	Electrolux AB, Class B	12,068	67,470
	Electrolux Professional AB, Class B	4,996	25,128
	Elekta AB, Class B	17,391	101,004
#*	Embracer Group AB	3,688	25,436
	Fagerhult Group AB	6,472	15,602
	Getinge AB, Class B	1,783	35,895
	Granges AB	5,872	110,825
*	Hexatronic Group AB	7,743	32,096
#	Hexpol AB	6,033	49,253
Ω	Hoist Finance AB	2,495	38,532
	Humana AB	4,308	22,741
#	Husqvarna AB (HUSQB SS), Class B	16,611	80,021
	Instalco AB	6,195	25,884
	Inwido AB	2,191	33,452
*	Karnell Group AB	866	6,512
	Lindab International AB	3,436	56,849
	Loomis AB	3,251	151,398
	MEKO AB	3,090	22,740
*	Modern Times Group MTG AB, Class B	4,543	61,793
	NCC AB, Class B	4,042	87,559
	Nederman Holding AB	1,399	17,752
	New Wave Group AB, Class B	3,920	41,243
	Nolato AB, Class B	11,064	59,551
*	Norion Bank AB	2,090	11,960
#	Pandox AB	4,852	89,171
	Peab AB, Class B	9,301	90,363
	Proact IT Group AB	1,400	17,261
	Ratos AB, Class B	8,336	29,626
*	Sdiptech AB, Class B	1,707	41,818
*Ω	Sinch AB	31,022	98,424
	SkiStar AB	942	16,331
	Storskogen Group AB, Class B	56,056	55,390
	Systemair AB	2,409	18,592
	Troax Group AB	3,149	36,358
#	VBG Group AB, Class B	549	20,070
*	Vimian Group AB	3,268	10,727
	Vitec Software Group AB, Class B	1,039	28,805

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Volvo Car AB, Class B	41,092	$98,318
TOTAL SWEDEN			2,700,909
SWITZERLAND — (5.7%)
#	Adecco Group AG	10,364	238,838
	Allreal Holding AG	833	227,485
	ALSO Holding AG	123	25,366
*	ams-OSRAM AG	4,517	72,550
*	Aryzta AG	1,023	81,867
	Ascom Holding AG	2,583	17,414
	Autoneum Holding AG	135	19,717
#	Banque Cantonale Vaudoise	1,632	257,162
	Barry Callebaut AG	104	155,881
	Berner Kantonalbank AG	114	59,357
	Bossard Holding AG, Class A	244	49,872
	Bucher Industries AG	405	160,824
	Cembra Money Bank AG	1,848	225,895
#*	Cicor Technologies Ltd.	196	34,557
	Cie Financiere Tradition SA, Class BR	82	30,859
	Clariant AG	9,480	97,639
	DKSH Holding AG	1,830	139,700
	EFG International AG	5,169	111,215
	Emmi AG	119	124,535
	Flughafen Zurich AG	1,059	300,710
#	Forbo Holding AG	48	45,221
Ω	Galenica AG	4,117	438,623
	Helvetia Baloise Holding AG	3,726	1,021,610
	Implenia AG	775	61,164
	Interroll Holding AG	17	35,609
	Investis Holding SA	162	32,967
	Julius Baer Group Ltd.	11,683	960,306
	Jungfraubahn Holding AG	112	39,161
	Landis & Gyr Group AG	865	58,104
	Liechtensteinische Landesbank AG	288	35,417
	Logitech International SA (LOGN SW)	1,069	105,524
	Luzerner Kantonalbank AG	979	129,097
Ω	Medmix AG	710	7,573
*Ω	Montana Aerospace AG	1,373	36,100
	Sandoz Group AG (SDZ SW)	10,201	818,257
		Shares	Value»
SWITZERLAND — (Continued)
	Schweiter Technologies AG	42	$14,883
*Ω	Sensirion Holding AG	305	26,408
	SFS Group AG	843	128,435
#	Siegfried Holding AG	1,623	163,692
*	SIG Group AG	9,209	149,225
	Sika AG	2,259	416,709
	Sonova Holding AG	982	215,262
	St. Galler Kantonalbank AG	149	122,598
#	Stadler Rail AG	4,448	129,944
	Sulzer AG	922	175,501
#	Sunrise Communications AG, Class A	4,132	246,495
#	Swatch Group AG (UHR SW), Class BR	1,660	385,333
	Swatch Group AG (UHRN SW)	2,758	128,179
	Swiss Life Holding AG	342	401,543
	Swiss Prime Site AG	4,244	735,467
	Swissquote Group Holding SA	288	145,754
#	Tecan Group AG	342	51,745
	Vaudoise Assurances Holding SA	33	34,527
	Vontobel Holding AG	1,687	143,103
	Walliser Kantonalbank	61	12,023
	Zehnder Group AG	246	20,778
	Zuger Kantonalbank, Class BR	3	44,558
TOTAL SWITZERLAND			10,148,338
TAIWAN — (6.8%)
	AcBel Polytech, Inc.	12,000	18,268
	Acer, Inc.	109,000	95,838
	ACES Electronic Co. Ltd.	6,000	16,734
	ADATA Technology Co. Ltd.	7,000	100,005
	Advanced International Multitech Co. Ltd.	8,000	14,926
	Advanced Power Electronics Corp.	7,000	26,687
	Advancetek Enterprise Co. Ltd.	8,000	6,660
	Alltek Technology Corp.	15,000	24,838
	AmTRAN Technology Co. Ltd.	21,000	27,906
	Argosy Research, Inc.	3,000	16,008
	Asia Optical Co., Inc.	5,000	22,311

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ASMedia Technology, Inc.	1,000	$43,999
	AUO Corp. (2409 TT)	275,000	151,223
	Bank of Kaohsiung Co. Ltd.	13,390	5,014
*	BES Engineering Corp.	57,766	23,918
	Brighton-Best International Taiwan, Inc.	5,000	5,317
	Capital Securities Corp.	54,000	48,147
	Catcher Technology Co. Ltd.	5,000	32,933
	Cathay Real Estate Development Co. Ltd.	22,000	16,183
	Central Reinsurance Co. Ltd.	11,000	10,454
	Century Iron & Steel Industrial Co. Ltd.	7,000	22,484
	Chailease Holding Co. Ltd.	56,100	205,604
	Chang Hwa Commercial Bank Ltd.	234,150	156,519
	Chang Wah Electromaterials, Inc.	14,000	21,371
	Channel Well Technology Co. Ltd.	12,000	21,298
	Cheng Shin Rubber Industry Co. Ltd.	57,000	56,404
	Chicony Electronics Co. Ltd.	12,000	47,251
	Chicony Power Technology Co. Ltd.	4,000	10,280
	China Bills Finance Corp.	43,000	22,813
	China Motor Corp.	16,000	27,481
*	China Petrochemical Development Corp.	59,000	13,879
	China Steel Chemical Corp.	6,000	14,838
	Chin-Poon Industrial Co. Ltd.	18,000	29,446
	Chipbond Technology Corp.	26,000	135,525
	ChipMOS Technologies, Inc. (8150 TT)	20,000	44,954
	Shares	Value»
TAIWAN — (Continued)
Chong Hong Development Co. Ltd.	8,516	$20,982
Chun Yuan Steel Industry Co. Ltd.	14,000	10,958
Compal Electronics, Inc.	136,000	125,727
Compeq Manufacturing Co. Ltd.	43,000	335,311
Coretronic Corp.	6,000	12,754
CTCI Corp.	26,404	30,778
CyberPower Systems, Inc.	2,000	11,910
DA CIN Construction Co. Ltd.	5,000	11,408
Da-Li Development Co. Ltd.	4,000	5,751
Delpha Construction Co. Ltd.	12,000	7,913
Depo Auto Parts Ind Co. Ltd.	6,000	23,771
Dimerco Express Corp.	9,000	22,189
E Ink Holdings, Inc.	14,000	61,604
Eclat Textile Co. Ltd.	4,000	42,496
Ennoconn Corp.	5,000	51,359
Ennostar, Inc.	21,000	49,533
Eternal Materials Co. Ltd.	17,000	42,807
Evergreen International Storage & Transport Corp.	10,000	15,084
EVERGREEN Steel Corp.	10,000	30,918
Everlight Electronics Co. Ltd.	19,000	42,843
Far Eastern Department Stores Ltd.	36,000	25,293
Far Eastern International Bank	86,345	33,480
Far Eastern New Century Corp.	97,000	79,184
Farglory Land Development Co. Ltd.	12,000	26,105
Feng Hsin Steel Co. Ltd.	14,000	26,934
Feng TAY Enterprise Co. Ltd.	10,000	22,275
Fitipower Integrated Technology, Inc.	5,000	24,232

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	FLEXium Interconnect, Inc.	6,000	$12,595
	Flytech Technology Co. Ltd.	5,000	17,222
	Formosa Chemicals & Fibre Corp.	22,000	36,612
	Formosa Taffeta Co. Ltd.	15,000	7,570
	Foxsemicon Integrated Technology, Inc.	4,000	39,757
	Fulgent Sun International Holding Co. Ltd.	6,000	14,786
	Fusheng Precision Co. Ltd.	3,000	23,896
	G Shank Enterprise Co. Ltd.	8,000	30,068
	Genius Electronic Optical Co. Ltd.	2,000	32,492
	Gigabyte Technology Co. Ltd.	3,000	26,123
	Global Brands Manufacture Ltd.	12,507	39,798
	Global Mixed Mode Technology, Inc.	3,000	24,012
	Globalwafers Co. Ltd.	11,000	206,698
	Gloria Material Technology Corp.	10,000	10,206
	Goldsun Building Materials Co. Ltd.	26,000	28,977
	Grape King Bio Ltd.	6,000	21,330
	Greatek Electronics, Inc.	6,000	16,097
	Hannstar Board Corp.	10,000	26,487
*	HannStar Display Corp.	40,000	10,350
	Highwealth Construction Corp.	11,000	13,957
	Hiwin Technologies Corp.	10,000	100,218
	Holy Stone Enterprise Co. Ltd.	7,000	47,958
	Hotai Finance Co. Ltd.	6,000	11,578
	Hotai Motor Co. Ltd.	6,000	90,582
	Hu Lane Associate, Inc.	4,000	13,635
	Hua Yu Lien Development Co. Ltd.	8,000	12,623
	Huaku Development Co. Ltd.	11,550	46,004
	Huang Hsiang Construction Corp.	4,507	5,342
		Shares	Value»
TAIWAN — (Continued)
	IBF Financial Holdings Co. Ltd.	102,869	$47,171
	Ichia Technologies, Inc.	13,000	29,439
	Innolux Corp.	228,000	174,206
	ITE Technology, Inc.	3,000	11,859
	ITEQ Corp.	9,000	78,165
	Johnson Health Tech Co. Ltd.	3,000	11,633
	Kenda Rubber Industrial Co. Ltd.	19,000	10,379
	KGI Financial Holding Co. Ltd.	435,420	296,760
	Kindom Development Co. Ltd.	24,000	22,371
	Kinpo Electronics	45,000	39,777
	Kinsus Interconnect Technology Corp.	14,493	246,213
	Kuo Toong International Co. Ltd.	13,000	20,814
	Lelon Electronics Corp.	7,000	39,637
	Lion Travel Service Co. Ltd.	3,000	15,086
	Lotus Pharmaceutical Co. Ltd.	4,000	28,064
	Lumax International Corp. Ltd.	3,000	10,978
*	Macronix International Co. Ltd.	34,000	169,929
	Materials Analysis Technology, Inc.	4,089	43,183
*	Mercuries Life Insurance Co. Ltd.	84,301	20,536
	Merida Industry Co. Ltd.	11,000	20,252
	Merry Electronics Co. Ltd.	7,000	19,194
	Micro-Star International Co. Ltd.	12,000	37,269
	Mitac Holdings Corp.	39,600	103,783
	Nan Kang Rubber Tire Co. Ltd.	9,000	9,525
	Nan Ya Plastics Corp.	12,000	34,445
	Nan Ya Printed Circuit Board Corp.	7,000	226,718
*	Nanya Technology Corp.	52,000	368,127
	Nuvoton Technology Corp.	14,000	66,275
	O-Bank Co. Ltd.	35,000	11,162

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Orient Semiconductor Electronics Ltd.	16,000	$28,224
	Pan German Universal Motors Ltd.	2,000	13,445
	Pan Jit International, Inc.	4,000	12,941
	Pan-International Industrial Corp.	17,000	26,965
	Parade Technologies Ltd.	2,000	36,938
	Pegatron Corp.	65,000	170,056
	Pegavision Corp.	3,000	26,651
	Pixart Imaging, Inc.	2,000	13,359
	Posiflex Technology, Inc.	2,000	11,733
	Pou Chen Corp.	69,000	56,419
*	Powerchip Semiconductor Manufacturing Corp.	28,000	47,471
	Powertech Technology, Inc.	21,000	137,727
	President Securities Corp.	22,000	24,922
	Primax Electronics Ltd.	19,000	44,155
	Promate Electronic Co. Ltd.	9,000	13,689
	Qisda Corp.	49,320	37,616
	Radiant Opto-Electronics Corp.	18,000	56,989
	Raydium Semiconductor Corp.	2,000	14,933
	Rechi Precision Co. Ltd.	13,000	9,427
	Ruentex Development Co. Ltd.	26,000	19,452
	Sanyang Motor Co. Ltd.	15,000	26,319
	SDI Corp.	9,000	43,932
	Sercomm Corp.	12,000	29,167
	Sesoda Corp.	16,000	21,204
	Shanghai Commercial & Savings Bank Ltd.	118,000	145,591
	Shih Her Technologies, Inc.	4,000	25,166
	Shihlin Electric & Engineering Corp.	4,000	24,177
	Shin Zu Shing Co. Ltd.	3,000	19,766
	Shinkong Insurance Co. Ltd.	8,000	33,584
		Shares	Value»
TAIWAN — (Continued)
	Shinkong Synthetic Fibers Corp.	20,000	$10,697
	Sigurd Microelectronics Corp.	19,000	109,627
	Silergy Corp.	8,000	109,487
	Simplo Technology Co. Ltd.	3,000	34,056
	Sino-American Silicon Products, Inc.	20,000	86,596
	Sinon Corp.	8,000	10,666
	Sitronix Technology Corp.	3,000	21,998
	Solar Applied Materials Technology Corp.	13,000	69,037
	Sports Gear Co. Ltd.	3,000	7,438
	Standard Foods Corp.	12,000	10,976
*	Starlux Airlines Co. Ltd.	14,000	8,954
	Superalloy Industrial Co. Ltd.	8,000	10,517
	Supreme Electronics Co. Ltd.	11,000	28,903
	Syncmold Enterprise Corp.	2,000	5,663
	Synmosa Biopharma Corp.	11,000	10,736
	Synnex Technology International Corp.	23,000	60,293
	Systex Corp.	5,000	19,115
	TA Chen Stainless Pipe	60,000	71,791
	Ta Ya Electric Wire & Cable	23,345	23,928
	Taichung Commercial Bank Co. Ltd.	36,000	22,573
	Tainan Spinning Co. Ltd.	11,000	4,405
	TAI-TECH Advanced Electronics Co. Ltd.	5,000	26,605
	Taiwan Acceptance Corp.	10,500	25,649
	Taiwan Business Bank	174,900	90,550
	Taiwan Cogeneration Corp.	7,000	9,814
*	Taiwan Glass Industry Corp.	33,000	71,390
	Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	24,749
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	16,000	20,293
	Taiwan Paiho Ltd.	9,000	12,629

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Sakura Corp.	4,000	$10,525
	Taiwan Semiconductor Co. Ltd.	10,000	20,278
	Taiwan Surface Mounting Technology Corp.	11,000	58,954
	Tatung Co. Ltd.	45,000	43,166
	TCI Co. Ltd.	4,000	15,054
	Teco Electric & Machinery Co. Ltd.	13,000	26,163
	Thinking Electronic Industrial Co. Ltd.	3,000	16,755
	Ton Yi Industrial Corp.	40,000	22,198
	Tong Hsing Electronic Industries Ltd.	6,000	33,131
	Tong Yang Industry Co. Ltd.	14,000	33,296
	Topkey Corp.	5,000	23,647
	Tripod Technology Corp.	3,000	43,222
	TSRC Corp.	26,000	16,192
	TTY Biopharm Co. Ltd.	7,000	16,430
	Tung Ho Steel Enterprise Corp.	13,000	26,793
	TXC Corp.	4,000	19,442
	UDE Corp.	5,000	21,581
	U-Ming Marine Transport Corp.	18,000	34,565
	Unimicron Technology Corp.	50,308	1,428,915
	Union Bank of Taiwan	18,190	11,501
	Uni-President Enterprises Corp.	26,000	56,949
	Unitech Printed Circuit Board Corp.	12,000	22,264
	UPI Semiconductor Corp.	2,000	10,875
	Vanguard International Semiconductor Corp.	6,000	27,883
*	Wafer Works Corp.	21,000	27,091
	Waffer Technology Corp.	7,000	9,679
	Wah Lee Industrial Corp.	3,000	12,661
	Walsin Lihwa Corp.	87,429	83,801
	Walsin Technology Corp.	10,000	42,335
	Wan Hai Lines Ltd.	15,000	35,335
	Weikeng Industrial Co. Ltd.	24,000	27,287
	Win Semiconductors Corp.	15,000	259,747
		Shares	Value»
TAIWAN — (Continued)
	Winbond Electronics Corp.	133,000	$392,383
	Winstek Semiconductor Co. Ltd.	3,000	16,170
	Wisdom Marine Lines Co. Ltd.	17,000	38,563
	WNC Corp.	15,000	103,270
	WPG Holdings Ltd.	31,000	99,333
	Yageo Corp.	20,000	203,914
	Yang Ming Marine Transport Corp.	50,000	77,901
	YFY, Inc.	15,000	11,203
*	Yieh Phui Enterprise Co. Ltd.	15,000	6,628
	Yuanta Futures Co. Ltd.	2,000	6,286
	Zenitron Corp.	11,000	24,083
	Zero One Technology Co. Ltd.	8,000	25,969
	Zhen Ding Technology Holding Ltd.	28,000	377,783
	Zyxel Group Corp.	22,000	24,611
TOTAL TAIWAN			12,048,003
THAILAND — (0.3%)
	AEON Thana Sinsap Thailand PCL	3,400	9,886
	Amata Corp. PCL	40,100	25,446
	AP Thailand PCL	102,500	27,116
	Asset World Corp. PCL	349,600	22,629
	Bangchak Corp. PCL	28,300	31,076
#	Bangkok Commercial Asset Management PCL	140,700	32,023
	Bangkok Life Assurance PCL, NVDR	17,900	10,944
#	Berli Jucker PCL	64,400	27,922
	CH Karnchang PCL	64,800	33,789
	IRPC PCL	546,800	35,711
	Ngern Tid Lor PCL	15,222	7,939
#	Sansiri PCL	937,300	40,337
	Sri Trang Agro-Industry PCL	42,100	23,003
#	Sri Trang Gloves Thailand PCL	23,000	7,255
	Srisawad Corp. PCL	37,700	27,033
	Star Petroleum Refining PCL	69,000	15,597
#	Supalai PCL	68,900	34,298
	Thai Oil PCL	60,700	89,760

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Union Group PCL	120,700	$42,663
	VGI PCL	351,800	9,429
TOTAL THAILAND			553,856
TURKEY — (0.1%)
	Anadolu Anonim Turk Sigorta Sirketi	40,000	25,584
	Anadolu Efes Biracilik Ve Malt Sanayii AS	73,240	30,811
	Aygaz AS	7,000	44,593
	Dogus Otomotiv Servis ve Ticaret AS	4,620	18,460
	Enerya Enerji AS	108,379	21,390
	Global Yatirim Holding AS	84,971	28,760
	Sekerbank Turk AS	49,467	13,439
	Turkiye Sinai Kalkinma Bankasi AS	34,486	8,860
	Ulker Biskuvi Sanayi AS	3,969	10,891
TOTAL TURKEY			202,788
UNITED ARAB EMIRATES — (0.4%)
*	Abu Dhabi Ports Co. PJSC	44,362	52,460
	Agility Global PLC	33,428	13,650
	Ajman Bank PJSC	49,882	19,534
	Aldar Properties PJSC	19,750	41,536
*	Bank of Sharjah	63,130	21,312
	Dubai Investments PJSC	126,791	140,064
	Dubai Islamic Bank PJSC	35,591	69,268
	Emaar Development PJSC	30,263	120,237
*	Modon Holding PSC	107,748	86,060
	National Bank of Ras Al-Khaimah PSC	6,228	14,017
	NMDC Group PJSC	7,879	41,099
	Pure Health Holding PJSC	47,625	27,622
	Sharjah Islamic Bank	45,955	37,024
TOTAL UNITED ARAB EMIRATES			683,883
UNITED KINGDOM — (7.9%)
	Aberdeen Group PLC	72,452	204,755
	Advanced Medical Solutions Group PLC	3,653	12,165
	AG Barr PLC	3,593	31,468
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ashtead Technology Holdings PLC	3,818	$24,707
	Atalaya Mining Copper SA	4,821	48,737
	B&M European Value Retail PLC	32,387	74,005
	Beazley PLC	40,964	711,519
	Bellway PLC	7,478	193,918
	Berkeley Group Holdings PLC	6,218	270,728
	Bloomsbury Publishing PLC	2,300	19,102
	Bodycote PLC	3,263	30,302
	BRCK Group PLC	17,222	11,544
	BTG Consulting PLC	4,754	7,732
	Bunzl PLC	8,854	291,881
	C&C Group PLC	8,030	12,893
*	Canal & SA	37,988	118,352
*	Capricorn Energy PLC	5,797	24,498
	Card Factory PLC	22,878	21,017
	Central Asia Metals PLC	12,181	24,183
	Centrica PLC	273,712	799,442
Ω	CMC Markets PLC	2,380	11,963
	Costain Group PLC	8,736	22,070
	Croda International PLC	10,119	392,479
	Currys PLC	35,635	60,667
	CVS Group PLC	2,940	46,584
	DCC PLC	5,602	422,240
*	DFS Furniture PLC	4,023	6,824
	DiscoverIE Group PLC	7,443	66,120
	dotdigital group PLC	16,454	10,444
	Dr. Martens PLC	24,961	21,075
	Drax Group PLC	21,885	263,317
	Elementis PLC	4,593	9,245
	Endeavour Mining PLC	8,138	468,623
	Essentra PLC	9,420	10,488
	Everplay Group PLC	3,418	12,190
	FDM Group Holdings PLC	7,715	10,959
	Firstgroup PLC	23,773	52,671
	Foxtons Group PLC	15,921	9,315
*	Frasers Group PLC	7,356	65,529
	Fuller Smith & Turner PLC, Class A	1,464	12,870
*Ω	Funding Circle Holdings PLC	6,278	12,390
	Gamma Communications PLC	2,950	36,208
	GB Group PLC	4,026	11,672
	Genuit Group PLC	8,584	30,254
*	Georgia Capital PLC	795	42,355

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Grafton Group PLC, CDI	9,580	$114,657
	Greggs PLC	2,702	55,901
*Ω	Gym Group PLC	9,130	22,036
	Halfords Group PLC	6,807	13,490
	Hikma Pharmaceuticals PLC	10,158	193,134
	Hiscox Ltd.	21,907	460,972
	Hollywood Bowl Group PLC	3,225	11,157
	Hunting PLC	2,788	19,287
Ω	Ibstock PLC	13,739	19,138
	ICG PLC	10,079	248,495
	IG Group Holdings PLC	19,202	392,395
	Inchcape PLC	18,806	212,174
	Investec PLC	37,348	321,069
	ITV PLC	218,578	237,843
	J D Wetherspoon PLC	1,692	13,550
	J Sainsbury PLC	118,031	527,415
*	James Fisher & Sons PLC	1,519	9,415
	JD Sports Fashion PLC	150,796	138,432
	Johnson Matthey PLC	11,103	313,596
	Johnson Service Group PLC	20,599	35,989
	Keller Group PLC	2,963	90,067
	Kier Group PLC	14,400	40,074
	Kingfisher PLC	117,541	462,207
	Lancashire Holdings Ltd.	9,152	71,479
	Lion Finance Group PLC	2,281	341,843
	Liontrust Asset Management PLC	3,081	11,083
	M&G PLC	120,104	493,622
	Man Group PLC	88,490	305,764
	Marks & Spencer Group PLC	36,792	165,526
*	Marston's PLC	13,096	9,201
	McBride PLC	5,501	11,673
	Mears Group PLC	4,560	24,581
	Melrose Industries PLC	10,938	71,778
*	Mitchells & Butlers PLC	9,263	31,487
	Mondi PLC	25,504	263,492
	Morgan Advanced Materials PLC	10,317	30,678
	Norcros PLC	4,865	18,617
Ω	On the Beach Group PLC	8,326	18,539
		Shares	Value»
UNITED KINGDOM — (Continued)
	OSB Group PLC	23,617	$169,777
	Paragon Banking Group PLC	5,506	56,077
	Pearson PLC (PSON LN)	24,717	364,748
	Persimmon PLC	21,608	311,576
	Pets at Home Group PLC	41,951	103,103
	Pollen Street Group Ltd.	2,848	32,937
	Premier Foods PLC	20,127	53,948
Ω	Quilter PLC	88,081	219,947
	Rank Group PLC	11,258	14,623
	Rathbones Group PLC	3,617	96,664
	Reach PLC	27,970	22,147
	RS Group PLC	29,303	240,707
	RWS Holdings PLC	22,767	27,569
Ω	Sabre Insurance Group PLC	8,119	16,768
	Savills PLC	3,004	33,883
	Schroders PLC	6,899	54,323
	Secure Trust Bank PLC	514	8,772
#	Smith & Nephew PLC (SNN US), Sponsored ADR	6,654	205,808
Ω	Spire Healthcare Group PLC	14,846	32,872
	SThree PLC	9,423	21,609
	Tate & Lyle PLC	13,060	65,182
	Taylor Wimpey PLC	666	704
	TBC Bank Group PLC	1,524	100,909
	TP ICAP Group PLC	46,483	199,773
	Vesuvius PLC	5,959	35,899
	Victrex PLC	1,382	11,335
*	Vistry Group PLC	489	2,182
	Volex PLC	5,628	45,934
*Ω	Watches of Switzerland Group PLC	18,928	132,475
	Whitbread PLC	8,222	249,932
	YouGov PLC	8,634	22,435
	Young & Co.'s Brewery PLC (YNGA LN), Class A	880	9,208
	Zigup PLC	12,993	71,098
TOTAL UNITED KINGDOM			13,898,280
TOTAL COMMON STOCKS			163,582,293

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value»
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.1%)
Banco do Estado do Rio Grande do Sul SA, 10.262%	6,100	$19,242
* Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,009	8,658
Marcopolo SA, 15.762%	19,800	25,910
TOTAL BRAZIL		53,810
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 3.516%	89,000	19,691
GERMANY — (0.2%)
Einhell Germany AG, 1.976%	225	20,191
FUCHS SE, 2.913%	2,980	140,377
Porsche Automobil Holding SE, 6.171%	5,688	206,964
Sixt SE, 4.610%	257	17,665
STO SE & Co. KGaA, 3.245%	71	8,569
TOTAL GERMANY		393,766
TOTAL PREFERRED STOCKS		467,267
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
*	Taiwan Cogeneration Corp. Rights 05/11/2026	766	$283
*	Wafer Works Corp. Rights	585	227
TOTAL TAIWAN			510
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	15,318	1,672
TOTAL RIGHTS/WARRANTS			2,182
TOTAL INVESTMENT SECURITIES (Cost $131,202,907)			164,051,742

			Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§	The DFA Short Term Investment Fund	1,107,847	12,812,247
TOTAL INVESTMENTS — (100.0%)
(Cost $144,016,027)			$176,863,989
As of April 30, 2026, the value of Rule 144A securities amounted to $6,908,820 or 4.2% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$6,765,508	—	$6,765,508
Austria	—	476,067	—	476,067
Belgium	—	1,191,453	—	1,191,453
Brazil	$1,435,604	—	—	1,435,604
Canada	11,614,268	—	—	11,614,268
Chile	105,595	—	—	105,595
China	490,422	13,951,609	—	14,442,031
Colombia	47,983	—	—	47,983
Denmark	—	2,900,666	—	2,900,666
Finland	—	3,376,567	—	3,376,567
France	—	7,955,508	—	7,955,508

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$5,363,356	—	$5,363,356
Greece	—	226,470	—	226,470
Hong Kong	—	1,707,861	—	1,707,861
Hungary	—	44,964	—	44,964
India	—	7,162,771	—	7,162,771
Indonesia	—	364,261	—	364,261
Ireland	—	1,944,421	—	1,944,421
Israel	—	1,849,324	—	1,849,324
Italy	$580,851	5,463,512	—	6,044,363
Japan	—	26,596,052	—	26,596,052
Kuwait	—	257,458	—	257,458
Malaysia	—	742,997	—	742,997
Mexico	600,083	—	—	600,083
Netherlands	—	4,364,173	—	4,364,173
New Zealand	—	99,932	—	99,932
Norway	34,157	902,596	—	936,753
Philippines	—	147,208	—	147,208
Poland	—	639,912	—	639,912
Portugal	—	938,283	—	938,283
Qatar	—	221,388	—	221,388
Saudi Arabia	—	792,181	—	792,181
Singapore	—	1,571,803	—	1,571,803
South Africa	—	1,130,964	—	1,130,964
South Korea	—	7,771,791	—	7,771,791
Spain	—	1,516,217	—	1,516,217
Sweden	—	2,700,909	—	2,700,909
Switzerland	—	10,148,338	—	10,148,338
Taiwan	—	12,048,003	—	12,048,003
Thailand	—	553,856	—	553,856
Turkey	—	202,788	—	202,788
United Arab Emirates	—	683,883	—	683,883
United Kingdom	674,431	13,223,849	—	13,898,280
Preferred Stocks
Brazil	53,810	—	—	53,810
Colombia	19,691	—	—	19,691
Germany	—	393,766	—	393,766
Rights/Warrants
Taiwan	—	510	—	510
United Arab Emirates	—	1,672	—	1,672
Securities Lending Collateral	—	12,812,247	—	12,812,247
Total Investments in Securities	$15,656,895	$161,207,094	—	$176,863,989
See accompanying Notes to Financial Statements.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (95.8%)
AUSTRALIA — (5.8%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.339%, 07/16/27		4,000	$4,015,601
National Australia Bank Ltd.
(r)	SOFR + 0.620%, FRN, 4.278%, 06/11/27		2,020	2,025,737
(r)Ω	SOFR + 0.620%, FRN, 4.278%, 06/11/27		1,000	1,002,840
	1.375%, 08/30/28	EUR	1,800	2,031,200
(r)Ω	SOFR + 0.790%, FRN, 4.448%, 01/14/30		1,500	1,511,707
New South Wales Treasury Corp.
	2.250%, 05/07/41	AUD	5,000	2,269,931
Queensland Treasury Corp.
	1.750%, 07/20/34	AUD	10,000	5,410,570
	5.250%, 08/13/38	AUD	6,000	4,073,521
South Australian Government Financing Authority
	2.000%, 05/23/36	AUD	8,000	4,134,875
Treasury Corp. of Victoria
(r)	3M Swap + 0.420%, FRN, 4.603%, 03/17/31	AUD	2,500	1,804,681
	2.250%, 11/20/34	AUD	9,900	5,511,630
	2.000%, 09/17/35	AUD	4,800	2,531,829
	2.000%, 11/20/37	AUD	7,500	3,639,294
TOTAL AUSTRALIA				39,963,416
BELGIUM — (3.0%)
Dexia SA
Δ	0.000%, 01/21/28	EUR	7,000	7,819,105
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	1,700	1,779,067
Ministeries Van de Vlaamse Gemeenschap
	3.675%, 06/22/40	EUR	10,000	11,195,561
TOTAL BELGIUM				20,793,733
			Face Amount^	Value†
			(000)
CANADA — (15.1%)
Bank of Montreal, SOFR + 1.330%, FRN
(r)	4.985%, 06/05/26		1,000	$1,000,920
Bell Telephone Co. of Canada or Bell Canada
	5.150%, 08/24/34	CAD	3,000	2,293,614
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.30%, FRN, 2.601%, 09/15/27	CAD	3,000	2,213,354
(r)	1 day CAD Overnight Index + 0.38%, FRN, 2.676%, 03/15/30	CAD	3,500	2,587,529
CDP Financial, Inc.
Ω	1.125%, 04/06/27	EUR	1,936	2,238,723
	3.700%, 03/08/28	CAD	4,000	2,978,113
	3.000%, 04/11/29	EUR	800	939,039
	3.250%, 09/30/35	EUR	2,000	2,303,200
City of Montreal
	3.900%, 09/01/34	CAD	1,000	732,337
	2.400%, 12/01/41	CAD	5,000	2,762,616
CPPIB Capital, Inc., SONIA + 1.250%, FRN
(r)	4.997%, 06/15/26	GBP	1,500	2,043,492
Fairfax Financial Holdings Ltd.
	4.730%, 11/22/34	CAD	2,000	1,488,747
Hydro-Quebec
	6.500%, 02/15/35	CAD	3,000	2,621,585
OMERS Finance Trust
	3.250%, 01/28/35	EUR	2,500	2,887,579
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	5,547,228
Province of Alberta
	4.500%, 12/01/40	CAD	8,000	5,947,039
	3.450%, 12/01/43	CAD	5,000	3,197,409
Province of British Columbia
	4.150%, 06/18/34	CAD	12,800	9,638,046
	3.200%, 06/18/44	CAD	12,000	7,281,540
Province of Manitoba
	4.650%, 03/05/40	CAD	5,000	3,760,003
	4.400%, 03/05/42	CAD	8,000	5,789,141
Province of Ontario
	4.150%, 06/02/34	CAD	2,400	1,812,805
	3.500%, 06/02/43	CAD	12,400	8,019,491

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Quebec
	3.000%, 01/24/33	EUR	4,700	$5,428,675
	5.000%, 12/01/38	CAD	7,000	5,491,832
	5.000%, 12/01/41	CAD	3,000	2,324,136
	4.250%, 12/01/43	CAD	2,800	1,970,853
	Province of Saskatchewan
	3.250%, 09/24/35	EUR	2,000	2,301,563
	PSP Capital, Inc.
	1.500%, 03/15/28	CAD	4,000	2,862,915
Rogers Communications, Inc.
	7.500%, 08/15/38		1,000	1,138,782
	4.500%, 03/15/42		500	422,203
	TELUS Corp.
	4.850%, 04/05/44	CAD	3,500	2,448,699
	TOTAL CANADA			104,473,208
FINLAND — (1.4%)
	Finland Government Bonds
Δ	0.000%, 09/15/30	EUR	2,100	2,175,891
	Finnvera OYJ
Δ	0.000%, 09/15/27	EUR	170	192,320
Kuntarahoitus OYJ
	3.000%, 09/25/28	EUR	3,000	3,535,610
(r)	SOFR + 1.000%, FRN, 4.669%, 02/02/29		3,000	3,055,574
	Nordea Bank Abp
	1.125%, 09/27/27	EUR	550	629,189
	OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	240	269,584
	TOTAL FINLAND			9,858,168
FRANCE — (5.8%)
	Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,688,018
	Agence France Locale
	3.125%, 03/20/34	EUR	5,800	6,557,631
	BPCE SA
	2.375%, 04/26/32	EUR	3,900	4,301,090
	Dexia SA
	1.000%, 10/18/27	EUR	1,250	1,427,794
	French Republic Government Bonds OAT
	1.750%, 06/25/39	EUR	6,400	5,828,078
	Ile-de-France Mobilites
	0.200%, 11/16/35	EUR	4,000	3,364,094
	Region of Ile de France
	0.625%, 04/23/27	EUR	2,000	2,298,939
SFIL SA
	3.000%, 09/24/30	EUR	4,900	5,700,027
	3.000%, 06/23/32	EUR	4,800	5,482,487
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	SNCF Reseau
	0.750%, 05/25/36	EUR	1,500	$1,298,061
	TOTAL FRANCE			39,946,219
GERMANY — (4.3%)
Deutsche Bahn AG
	3.500%, 09/20/27	EUR	130	153,885
	1.125%, 12/18/28	EUR	1,000	1,123,328
	0.750%, 07/16/35	EUR	500	459,290
	0.625%, 04/15/36	EUR	3,400	3,003,731
Kreditanstalt fuer Wiederaufbau
	2.125%, 07/31/28	EUR	2,750	3,182,855
	2.750%, 02/20/31	EUR	6,000	6,992,589
	Land Berlin
	0.100%, 01/18/30	EUR	50	52,904
Siemens Financieringsmaatschappij NV
	2.750%, 09/09/30	EUR	1,000	1,158,194
	3.625%, 05/27/36	EUR	6,000	6,991,372
	3.375%, 02/22/37	EUR	4,000	4,513,160
Ω	2.875%, 03/11/41		250	186,971
	Volkswagen International Finance NV
	4.125%, 09/02/35	EUR	2,000	2,313,992
	TOTAL GERMANY			30,132,271
ITALY — (0.5%)
Italy Buoni Poliennali Del Tesoro
	3.100%, 03/01/40	EUR	3,500	3,671,138
JAPAN — (6.5%)
	Japan Government Ten Year Bonds
	0.400%, 06/20/33	JPY	700,000	3,949,251
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,000,000	6,444,508
	2.400%, 09/20/38	JPY	450,000	2,752,084
	2.200%, 03/20/41	JPY	220,000	1,263,396
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,000,000	6,033,918
	1.400%, 09/20/34	JPY	500,000	2,967,072
	1.200%, 09/20/35	JPY	600,000	3,433,630
	0.400%, 03/20/36	JPY	715,000	3,729,116
	0.400%, 06/20/40	JPY	1,000,000	4,481,365
	0.500%, 12/20/41	JPY	700,000	3,028,214
	1.500%, 09/20/43	JPY	540,000	2,649,969
	Sumitomo Mitsui Financial Group, Inc.
	2.296%, 01/12/41		2,507	1,710,514

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Takeda Pharmaceutical Co. Ltd.
	2.000%, 07/09/40	EUR	3,000	$2,649,840
	TOTAL JAPAN			45,092,877
LUXEMBOURG — (0.9%)
JAB Holdings BV
	3.375%, 04/17/35	EUR	1,200	1,328,857
	2.250%, 12/19/39	EUR	5,300	4,781,419
	TOTAL LUXEMBOURG			6,110,276
NETHERLANDS — (3.6%)
	ABN AMRO Bank NV
	3.000%, 02/25/31	EUR	5,000	5,797,590
BNG Bank NV
	3.000%, 02/23/28	EUR	170	200,122
Δ	0.000%, 08/31/28	EUR	6,400	7,038,355
	3.300%, 04/26/29	AUD	1,000	681,699
	0.100%, 01/15/30	EUR	3,800	4,026,059
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.278%, 08/28/26		1,250	1,251,503
(r)	SOFR + 0.890%, FRN, 4.540%, 10/17/29		5,000	5,042,300
Nederlandse Waterschapsbank NV
	2.750%, 11/09/27	EUR	290	340,261
	2.500%, 05/22/30	EUR	782	901,154
	TOTAL NETHERLANDS			25,279,043
NEW ZEALAND — (0.9%)
New Zealand Government Bonds
	3.500%, 04/14/33	NZD	2,200	1,223,906
	4.250%, 05/15/34	NZD	1,100	635,594
	2.750%, 04/15/37	NZD	6,800	3,314,912
	New Zealand Local Government Funding Agency Bonds
	3.500%, 04/14/33	NZD	2,500	1,363,792
	TOTAL NEW ZEALAND			6,538,204
NORWAY — (0.3%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 4.653%, 06/17/26		2,000	2,002,216
			Face Amount^	Value†
			(000)
SPAIN — (1.2%)
Merlin Properties Socimi SA
	3.500%, 09/04/33	EUR	4,000	$4,533,917
Spain Government Bonds
	3.900%, 07/30/39	EUR	1,000	1,191,998
Telefonica Emisiones SA
	7.045%, 06/20/36		2,300	2,538,028
TOTAL SPAIN				8,263,943
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.0%)
Asian Development Bank
	2.350%, 06/21/27	JPY	800,000	5,184,485
(r)	SONIA + 1.000%, FRN, 4.746%, 05/23/29	GBP	5,400	7,505,418
Asian Infrastructure Investment Bank
(r)	SOFR + 0.620%, FRN, 4.285%, 08/16/27		1,500	1,506,771
	3.000%, 02/14/28	EUR	440	518,294
European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	3.964%, 02/16/29		7,082	7,076,279
European Financial Stability Facility
Δ	0.000%, 10/13/27	EUR	700	789,667
	2.625%, 05/07/30	EUR	850	986,235
European Investment Bank
	2.150%, 01/18/27	JPY	590,000	3,799,960
Δ	0.000%, 09/28/28	EUR	3,000	3,297,383
(r)	SOFR + 0.320%, FRN, 3.985%, 08/14/29		2,000	2,002,775
European Stability Mechanism
	2.375%, 09/30/27	EUR	1,800	2,101,844
European Union
Δ	0.000%, 10/04/28	EUR	1,000	1,098,102
	2.875%, 10/05/29	EUR	6,000	7,045,137
	2.750%, 12/13/32	EUR	6,900	7,920,792
	3.375%, 10/04/39	EUR	3,500	3,953,954
Inter-American Development Bank
(r)	SOFR + 0.280%, FRN, 3.929%, 04/12/27		606	606,356

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.350%, FRN, 4.001%, 10/04/27		3,200	$3,206,592
(r)	SOFR + 0.270%, FRN, 3.922%, 03/20/28		5,300	5,303,237
(r)	SOFR + 0.350%, FRN, 4.001%, 10/05/28		3,000	3,008,249
(r)	SOFR + 0.370%, FRN, 4.018%, 08/01/29		7,100	7,126,595
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.019%, 01/12/27		2,800	2,803,453
(r)	SOFR + 0.430%, FRN, 4.095%, 08/19/27		4,200	4,215,078
(r)	SOFR + 0.300%, FRN, 3.965%, 05/15/28		10,000	10,020,341
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 3.970%, 08/28/28		820	821,936
	1.500%, 04/15/35	AUD	5,300	2,722,566
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 4.666%, 05/12/26		500	500,123
(r)	3M NIBOR + 1.000%, FRN, 5.460%, 01/27/28	NOK	20,000	2,192,072
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				97,313,694
SWEDEN — (1.2%)
Skandinaviska Enskilda Banken AB
	3.500%, 08/14/35	EUR	4,000	4,579,523
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.669%, 08/03/26		3,180	3,186,664
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
	Svenska Handelsbanken AB
	3.750%, 11/01/27	EUR	270	$320,443
	TOTAL SWEDEN			8,086,630
SWITZERLAND — (0.3%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,000	2,035,614
UNITED KINGDOM — (3.9%)
	Barclays PLC
	3.250%, 01/17/33	GBP	1,800	2,099,865
	HSBC Holdings PLC
	6.100%, 01/14/42		3,000	3,168,984
	LSEG Finance PLC
Ω	3.200%, 04/06/41		750	567,106
Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,270,335
	2.125%, 01/18/42	GBP	2,000	1,586,351
	U.K. Gilts
	1.125%, 01/31/39	GBP	20,900	17,614,109
	TOTAL UNITED KINGDOM			27,306,750
UNITED STATES — (27.1%)
	Abbott Ireland Financing DAC
	0.375%, 11/19/27	EUR	1,090	1,232,440
	Aetna, Inc.
	4.125%, 11/15/42		680	525,688
	Affiliated Managers Group, Inc.
	5.500%, 02/15/36		750	740,704
	Allstate Corp.
	4.500%, 06/15/43		1,000	856,066
	Amazon.com, Inc.
	2.875%, 05/12/41		8,500	6,266,455
Amgen, Inc.
	3.150%, 02/21/40		2,575	2,000,767
	2.800%, 08/15/41		3,500	2,520,366
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	662,563
	3.500%, 06/01/41		2,500	1,928,573
	4.300%, 12/15/42		1,500	1,235,058
	Athene Holding Ltd.
#	5.875%, 01/15/34		3,165	3,184,172
	Bank of America Corp.
	5.875%, 02/07/42		2,600	2,680,284
	Biogen, Inc.
	5.200%, 09/15/45		1,000	909,980

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Blue Owl Finance LLC
#	6.250%, 04/18/34		80	$78,748
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,996,168
	Boston Properties LP
	5.750%, 01/15/35		1,234	1,239,696
	Bristol-Myers Squibb Co.
#	4.125%, 06/15/39		3,000	2,672,449
	Broadcom, Inc.
Ω	3.137%, 11/15/35		1,000	852,327
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,590,111
	Cigna Group
	4.800%, 08/15/38		1,436	1,350,197
	Cisco Systems, Inc.
	5.500%, 01/15/40		3,334	3,400,059
Citigroup, Inc.
	8.125%, 07/15/39		2,600	3,253,778
	5.875%, 01/30/42		750	767,326
	CME Group, Inc.
	5.300%, 09/15/43		3,000	2,962,410
	CNO Financial Group, Inc.
	6.450%, 06/15/34		500	519,239
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,848,757
Conagra Brands, Inc.
#	5.750%, 08/01/35		3,400	3,419,997
	5.300%, 11/01/38		1,500	1,397,390
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	419,398
	CVS Health Corp.
	4.780%, 03/25/38		1,500	1,390,043
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,524,941
	4.650%, 01/15/43		2,000	1,751,230
	Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.181%, 10/15/28		5,000	5,013,080
	FedEx Corp.
	4.125%, 07/30/37	EUR	3,000	3,470,426
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,225,600
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		3,300	2,384,129
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,374,617
	Fox Corp.
	5.476%, 01/25/39		1,700	1,655,817
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	897,612
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	General Motors Co.
	6.250%, 10/02/43	1,000	$991,622
	5.200%, 04/01/45	1,000	875,230
	Gilead Sciences, Inc.
	2.600%, 10/01/40	600	433,582
	5.650%, 12/01/41	3,250	3,293,749
	Global Payments, Inc.
	5.550%, 11/15/35	1,000	964,460
	GLP Capital LP/GLP Financing II, Inc.
	5.625%, 03/01/36	500	491,384
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41	1,000	1,057,690
	HCA, Inc.
	4.375%, 03/15/42	500	419,024
	Home Depot, Inc.
	3.300%, 04/15/40	217	173,925
	5.400%, 09/15/40	1,000	1,009,054
	Host Hotels & Resorts LP
	5.700%, 07/01/34	1,000	1,020,657
	5.500%, 04/15/35	3,000	3,008,817
	HP, Inc.
#	6.000%, 09/15/41	2,950	2,956,178
	Humana, Inc.
	5.950%, 03/15/34	500	512,927
#	5.550%, 05/01/35	500	496,811
	4.950%, 10/01/44	1,000	843,549
	Intel Corp.
	5.625%, 02/10/43	4,800	4,623,337
	International Business Machines Corp.
	4.150%, 05/15/39	2,000	1,732,344
	2.850%, 05/15/40	2,900	2,108,440
	4.000%, 06/20/42	800	645,929
	J.M. Smucker Co.
	4.250%, 03/15/35	1,400	1,299,964
	6.500%, 11/15/43	2,400	2,520,683
	Jabil, Inc.
	3.000%, 01/15/31	800	738,165
	Johnson & Johnson
	2.100%, 09/01/40	6,500	4,551,114
	Kemper Corp.
	3.800%, 02/23/32	410	373,816
	Kroger Co.
	5.150%, 08/01/43	800	739,413
	Liberty Mutual Group, Inc.
Ω	6.500%, 03/15/35	900	952,299
	Lincoln National Corp.
	7.000%, 06/15/40	1,373	1,488,426
	Loews Corp.
#	4.125%, 05/15/43	5,500	4,528,859
	LPL Holdings, Inc.
	5.650%, 03/15/35	1,966	1,964,737

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	MetLife, Inc.
	5.875%, 02/06/41		2,000	$2,065,726
	NIKE, Inc.
	3.250%, 03/27/40		8,250	6,532,254
Omnicom Group, Inc.
#	5.300%, 06/02/36		2,000	1,933,187
	3.375%, 03/01/41		500	369,841
	Oracle Corp.
	3.600%, 04/01/40		2,750	1,983,000
	Prologis Euro Finance LLC
	1.000%, 02/08/29	EUR	2,000	2,211,339
	PulteGroup, Inc.
	6.000%, 02/15/35		1,000	1,048,194
	Quanta Services, Inc.
	3.050%, 10/01/41		500	365,663
	Realty Income Corp.
	3.875%, 06/20/35	EUR	4,500	5,150,904
	Roche Finance Europe BV
	3.312%, 12/04/27	EUR	1,100	1,300,635
	Royalty Pharma PLC
	3.300%, 09/02/40		6,000	4,587,375
	RTX Corp.
	4.500%, 06/01/42		2,000	1,772,616
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		1,305	1,221,108
	Tapestry, Inc.
	5.500%, 03/11/35		500	502,317
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,500	1,311,714
Travelers Cos., Inc.
	6.250%, 06/15/37		1,000	1,096,709
	5.350%, 11/01/40		3,500	3,474,878
UnitedHealth Group, Inc.
	5.950%, 02/15/41		2,500	2,580,960
	3.050%, 05/15/41		1,800	1,344,709
	Unum Group
Ω	4.046%, 08/15/41		3,300	2,651,458
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	2,000	2,330,792
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Verizon Communications, Inc.
3.375%, 10/27/36	GBP	1,300	$1,399,995
3.750%, 08/06/37	EUR	2,000	2,264,105
Walmart, Inc.
5.625%, 04/01/40		3,000	3,162,861
2.500%, 09/22/41		4,300	3,087,196
Walt Disney Co.
3.500%, 05/13/40		2,000	1,641,378
WP Carey, Inc.
4.250%, 07/23/32	EUR	2,000	2,383,488
TOTAL UNITED STATES			187,789,248
TOTAL BONDS			664,656,648
U.S. TREASURY OBLIGATIONS — (2.0%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.190%, FRN, 3.813%, 10/31/27		8,000	8,012,309
3.875%, 12/31/32		1,000	981,836
U.S.Treasury Notes
(r) 3M USTMMR + 0.159%, FRN, 3.782%, 07/31/27		5,000	5,004,773
TOTAL U.S. TREASURY OBLIGATIONS			13,998,918
TOTAL INVESTMENT SECURITIES (Cost $709,372,078)			678,655,566

		Shares
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	1,295,583	14,983,419
TOTAL INVESTMENTS — (100.0%)
(Cost $724,355,839)			$693,638,985
As of April 30, 2026, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	34,468,537	USD	40,342,320	Australia and New Zealand Bank	05/04/26	$111,667
EUR	24,755,582	USD	29,008,096	Australia and New Zealand Bank	05/05/26	46,285
NOK	20,172,717	USD	2,166,119	Citibank, N.A.	05/05/26	11,255

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	25,817,943	GBP	18,918,166	Citibank, N.A.	05/18/26	$75,404
GBP	5,527,151	USD	7,385,913	Citibank, N.A.	05/18/26	135,054
GBP	546,090	USD	734,479	Societe Generale	05/18/26	8,603
AUD	4,289,713	USD	3,063,262	Citibank, N.A.	05/20/26	24,231
AUD	4,048,198	USD	2,888,246	Societe Generale	05/20/26	25,418
EUR	844,892	USD	990,698	Bank of New York Mellon	05/26/26	1,887
GBP	6,914,966	USD	9,225,096	Citibank, N.A.	05/26/26	184,236
EUR	1,176,480	USD	1,380,933	Citibank, N.A.	05/26/26	1,203
AUD	625,295	USD	433,029	HSBC Bank	05/26/26	16,975
EUR	1,454,231	USD	1,703,432	HSBC Bank	05/26/26	5,009
USD	43,868,494	EUR	37,304,924	Societe Generale	05/29/26	36,230
CAD	1,124,812	USD	829,239	Citibank, N.A.	06/12/26	292
USD	29,009	NZD	48,972	Citibank, N.A.	06/23/26	32
Total Appreciation						$683,781
USD	39,649,651	EUR	34,468,537	State Street Bank and Trust	05/04/26	$(804,337)
USD	2,091,255	NOK	20,172,717	Citibank, N.A.	05/05/26	(86,119)
USD	28,914,329	EUR	24,755,582	Societe Generale	05/05/26	(140,052)
USD	40,908,449	EUR	34,923,202	Bank of New York Mellon	05/11/26	(90,651)
USD	16,202,330	CAD	22,523,313	Societe Generale	05/11/26	(385,931)
USD	1,389,977	AUD	1,975,693	Australia and New Zealand Bank	05/13/26	(32,190)
USD	1,171,192	JPY	185,958,856	Citibank, N.A.	05/14/26	(17,327)
USD	428,429	AUD	621,834	Bank of America Corp.	05/15/26	(19,171)
USD	10,029,694	EUR	8,560,578	HSBC Bank	05/15/26	(22,131)
USD	1,123,449	AUD	1,575,589	Societe Generale	05/15/26	(10,670)
USD	367,940	GBP	278,122	Citibank, N.A.	05/18/26	(10,509)
USD	583,355	GBP	431,782	Societe Generale	05/18/26	(4,184)
USD	5,477,171	CAD	7,499,378	Bank of New York Mellon	05/19/26	(47,932)
USD	821,973	CAD	1,119,271	Citibank, N.A.	05/19/26	(2,641)
USD	33,796,449	AUD	47,135,156	Australia and New Zealand Bank	05/20/26	(128,774)
USD	1,072,264	AUD	1,536,199	Australia and New Zealand Bank	05/26/26	(33,289)
USD	26,173,616	GBP	19,410,391	Citibank, N.A.	05/26/26	(238,489)
USD	614,129	AUD	871,252	Citibank, N.A.	05/26/26	(12,883)
USD	46,750,809	EUR	40,168,388	HSBC Bank	05/26/26	(439,286)
USD	430,525	AUD	601,553	HSBC Bank	05/26/26	(2,393)
USD	882,985	EUR	763,588	State Street Bank and Trust	05/26/26	(14,084)
USD	48,293,891	JPY	7,688,181,739	Societe Generale	05/27/26	(897,516)
USD	12,865,858	EUR	10,998,395	UBS AG	05/27/26	(55,740)
USD	40,399,025	EUR	34,468,537	Australia and New Zealand Bank	06/03/26	(110,091)
USD	29,048,826	EUR	24,755,582	Australia and New Zealand Bank	06/04/26	(46,518)
USD	2,165,465	NOK	20,172,717	Citibank, N.A.	06/04/26	(11,257)
USD	1,976,877	NZD	3,367,130	Citibank, N.A.	06/08/26	(14,599)
USD	14,739,268	CAD	20,339,000	Societe Generale	06/12/26	(260,419)
USD	14,517,980	CAD	19,911,996	Societe Generale	06/15/26	(168,637)
USD	22,484	NOK	215,483	Citibank, N.A.	06/18/26	(763)
USD	60,151	NZD	103,610	Citibank, N.A.	06/18/26	(1,148)
USD	4,372,785	NZD	7,499,679	Royal Bank of Canada	06/18/26	(64,251)
USD	73,536	NZD	124,504	Citibank, N.A.	06/22/26	(133)
USD	520,449	AUD	752,328	State Street Bank and Trust	06/24/26	(20,679)
USD	14,462,919	CAD	19,721,222	Societe Generale	06/26/26	(89,668)
USD	12,727,131	CAD	17,279,762	Societe Generale	06/29/26	(25,463)
Total (Depreciation)						$(4,309,925)
Total Appreciation (Depreciation)						$(3,626,144)

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $16,611,784 or 2.4% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$39,963,416	—	$39,963,416
Belgium	—	20,793,733	—	20,793,733
Canada	—	104,473,208	—	104,473,208
Finland	—	9,858,168	—	9,858,168
France	—	39,946,219	—	39,946,219
Germany	—	30,132,271	—	30,132,271
Italy	—	3,671,138	—	3,671,138
Japan	—	45,092,877	—	45,092,877
Luxembourg	—	6,110,276	—	6,110,276
Netherlands	—	25,279,043	—	25,279,043
New Zealand	—	6,538,204	—	6,538,204
Norway	—	2,002,216	—	2,002,216
Spain	—	8,263,943	—	8,263,943
Supranational Organization Obligations	—	97,313,694	—	97,313,694
Sweden	—	8,086,630	—	8,086,630
Switzerland	—	2,035,614	—	2,035,614
United Kingdom	—	27,306,750	—	27,306,750
United States	—	187,789,248	—	187,789,248
U.S. Treasury Obligations	—	13,998,918	—	13,998,918
Securities Lending Collateral	—	14,983,419	—	14,983,419
Total Investments in Securities	—	$693,638,985	—	$693,638,985
Financial Instruments
Assets
Forward Currency Contracts**	—	683,781	—	683,781
Liabilities
Forward Currency Contracts**	—	(4,309,925)	—	(4,309,925)
Total Financial Instruments	—	$(3,626,144)	—	$(3,626,144)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	Emerging Markets Sustainability Core 1 Portfolio*
ASSETS:
Investment Securities at Value (including $143,823,925, $16,893,579, $318,574,484 and $74,778,348 of securities on loan, respectively)	$8,339,799,261	$592,869,814	$4,359,481,479	$1,303,494,069
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $147,613,734, $17,269,690, $274,940,633 and $13,025,833, respectively)	147,611,808	17,269,397	274,927,684	13,025,178
Foreign Currencies at Value	—	—	7,333,201	4,946,248
Cash	417,761	—	16,136,652	2,844,189
Receivables:
Investment Securities Sold	978,329	991,899	1,435,409	890,365
Dividends and Interest	3,015,368	218,339	29,610,708	1,706,853
Securities Lending Income	18,072	2,970	260,120	215,197
Fund Shares Sold	3,066,164	509,614	1,738,271	200,130
Unrealized Gain on Foreign Currency Contracts	—	—	13,452	3,016
Prepaid Expenses and Other Assets	40,907	8,107	24,487	17,694
Total Assets	8,494,947,670	611,870,140	4,690,961,463	1,327,342,939
LIABILITIES:
Payables:
Due to Custodian	—	31	—	—
Upon Return of Securities Loaned	147,608,729	17,270,742	275,009,310	13,035,705
Investment Securities Purchased	—	851,531	5,711,774	3,300,388
Fund Shares Redeemed	3,592,652	1,306,992	1,827,033	1,016,737
Due to Advisor	930,743	131,795	717,426	358,607
Due to Directors'/Trustees'	78,412	5,042	39,502	11,574
Due to CCO	901	64	487	141
Unrealized Loss on Foreign Currency Contracts	—	—	19,016	195
Deferred Taxes Payable	—	—	—	8,543,807
Accrued Expenses and Other Liabilities	206,195	26,504	78,101	136,018
Total Liabilities	152,417,632	19,592,701	283,402,649	26,403,172
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,342,530,038	$592,277,439	$4,407,558,814	$1,300,939,767
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	153,969,963	25,161,661	261,902,962	98,478,478
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAREЖ	$54.18	$23.54	$16.83	$13.21
Investment Securities at Cost	$3,918,150,690	$455,682,441	$2,478,506,998	$756,399,400
Foreign Currencies at Cost	$—	$—	$7,307,394	$4,965,257
NET ASSETS CONSIST OF:
Paid-In Capital	$3,752,056,919	$432,829,704	$2,635,612,547	$868,827,497
Total Distributable Earnings (Loss)	4,590,473,119	159,447,735	1,771,946,267	432,112,270
NET ASSETS	$8,342,530,038	$592,277,439	$4,407,558,814	$1,300,939,767
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	500,000,000

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Dimensional World ex U.S. Sustainability Targeted Value Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $16,827,809 and $14,658,337 of securities on loan, respectively)	$164,051,742	$678,655,566
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $12,813,120 and $14,983,761, respectively)	12,812,247	14,983,419
Foreign Currencies at Value	751,624	435,688
Cash	478,684	5,263,078
Receivables:
Investment Securities Sold	219,300	2,832,356
Dividends, Interest and Tax Reclaims	784,513	7,323,957
Securities Lending Income	11,089	5,338
Fund Shares Sold	94,431	381,440
Unrealized Gain on Forward Currency Contracts	—	683,781
Unrealized Gain on Foreign Currency Contracts	674	8,805
Deferred Offering Costs	1,423	—
Prepaid Expenses and Other Assets	20,440	13,624
Total Assets	179,226,167	710,587,052
LIABILITIES:
Payables:
Upon Return of Securities Loaned	12,814,186	14,984,669
Investment Securities Purchased	718,275	1,228,873
Fund Shares Redeemed	—	303,335
Due to Advisor	53,128	102,743
Due to Directors'/Trustees'	873	7,578
Due to CCO	18	78
Unrealized Loss on Forward Currency Contracts	—	4,309,925
Unrealized Loss on Foreign Currency Contracts	—	24,589
Deferred Taxes Payable	99,916	—
Accrued Expenses and Other Liabilities	1,325	32,359
Total Liabilities	13,687,721	20,994,149
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$165,538,446	$689,592,903
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	12,408,265	73,393,550
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAREЖ	$13.34	$9.40
Investment Securities at Cost	$131,202,907	$709,372,078
Foreign Currencies at Cost	$750,349	$433,268
NET ASSETS CONSIST OF:
Paid-In Capital	$132,297,015	$830,373,617
Total Distributable Earnings (Loss)	33,241,431	(140,780,714)
NET ASSETS	$165,538,446	$689,592,903
(1) NUMBER OF SHARES AUTHORIZED	500,000,000	500,000,000

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	U.S. Sustainability Core 1 Portfolio	U.S. Sustainability Targeted Value Portfolio	International Sustainability Core 1 Portfolio	Emerging Markets Sustainability Core 1 Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,199, $4,880, $5,573,477 and $1,399,675, respectively)	$43,789,512	$4,959,256	$54,340,769	$10,564,744
Dividend Income from Affiliates	2,076,771	206,722	3,973,175	317,687
Income from Securities Lending, Net	121,665	11,028	1,080,828	1,093,167
Total Investment Income	45,987,948	5,177,006	59,394,772	11,975,598
Expenses
Investment Management Fees	5,522,868	778,706	4,274,990	2,128,052
Accounting Fees	99,884	8,449	54,490	19,751
Custodian Fees	47,473	9,446	134,967	216,942
Transfer Agent Fees
Institutional Class Shares	20,261	1,333	10,383	3,028
Shareholder Servicing Fees
Institutional Class Shares	537,605	47,820	321,416	100,525
Filing Fees
Institutional Class Shares	34,245	13,535	20,708	14,437
Shareholders' Reports
Institutional Class Shares	35,320	13,486	31,359	21,648
Directors'/Trustees' Fees & Expenses	35,621	2,385	18,448	5,313
CCO Fees	2,263	159	1,217	345
Professional Fees	44,571	2,897	25,472	38,903
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	—	3,466
Reflow Fees	144,236	17,991	78,786	5,320
Other	48,407	6,311	30,291	21,539
Total Expenses	6,572,754	902,518	5,002,527	2,579,269
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	—	—	25,607
Fees Paid Indirectly (Note C)	—	—	131,522	—
Net Expenses	6,572,754	902,518	4,871,005	2,553,662
Net Investment Income (Loss)	39,415,194	4,274,488	54,523,767	9,421,936
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(97,411,840)	(9,279,706)	(59,087,211)	13,128,287 [1]
Affiliated Investment Companies Shares Sold	(18,545)	(2,694)	(28,982)	(2,396)
Futures	6,458,485	71,297	(108,375)	—
Foreign Currency Transactions	—	—	(192,593)	151,956
In-Kind Redemptions	299,970,543	32,623,359	38,208,537	2,027,345
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	129,413,736	54,023,532	338,633,511	123,012,438 [2]
Affiliated Investment Companies Shares	(1,926)	(293)	(12,949)	(655)
Translation of Foreign Currency-Denominated Amounts	—	—	686,481	47,653
Net Realized and Unrealized Gain (Loss)	338,410,453	77,435,495	318,098,419	138,364,628
Net Increase (Decrease) in Net Assets Resulting from Operations	$377,825,647	$81,709,983	$372,622,186	$147,786,564
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$—	$374,137
[2]Including foreign capital gain taxes of:	$—	$—	$—	$2,004,193
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Dimensional World ex U.S. Sustainability Targeted Value Portfolio	DFA Global Sustainability Fixed Income Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $205,976 and $0, respectively)	$1,779,640	—
Dividend Income from Affiliates	124,733	$207,401
Interest	—	12,458,896
Income from Securities Lending, Net	37,619	18,959
Total Investment Income	1,941,992	12,685,256
Fund Expenses
Investment Management Fees	280,922	619,271
Accounting Fees	5,132	18,007
Custodian Fees	31,044	11,003
Transfer Agent Fees
Institutional Class Shares	284	1,771
Shareholder Servicing Fees
Institutional Class Shares	10,586	63,643
Filing Fees
Institutional Class Shares	15,553	15,631
Shareholders' Reports
Institutional Class Shares	2,025	16,067
Directors'/Trustees' Fees & Expenses	541	3,129
CCO Fees	40	195
Professional Fees	2,616	3,871
Organizational & Offering Costs	42,917	—
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	2,354	—
Other	3,726	8,645
Total Fund Expenses	397,740	761,233
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	32,542	—
Net Expenses	365,198	761,233
Net Investment Income (Loss)	1,576,794	11,924,023
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1,422,156	(2,242,062)
Affiliated Investment Companies Shares Sold	(1,179)	(2,001)
Futures	61,468	—
Foreign Currency Transactions	(19,196)	(37,328)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16,747,581 [2]	(4,250,176)
Affiliated Investment Companies Shares	(873)	(342)
Futures	(4,938)	—
Translation of Foreign Currency-Denominated Amounts	18,938	85,754
Forward Currency Contracts.	—	(7,049,190)
Net Realized and Unrealized Gain (Loss)	18,223,957	(13,495,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,800,751	$(1,571,322)
[2]Including foreign capital gain taxes of:	$12,084	$—
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,415,194	$82,610,026	$4,274,488	$7,394,280	$54,523,767	$98,949,756
Net Realized Gain (Loss) on:
Investment Securities Sold	(97,411,840)	(11,478,209)	(9,279,706)	3,628,245	(59,087,211)	26,945,558
Affiliated Investment Companies Shares Sold	(18,545)	22,918	(2,694)	1,553	(28,982)	13,931
Futures	6,458,485	797,135	71,297	31,138	(108,375)	(28,091)
Foreign Currency Transactions	—	—	—	—	(192,593)	521,827
In-Kind Redemptions	299,970,543	501,918,087	32,623,359	29,654,577	38,208,537	5,111,091
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	129,413,736	767,984,379	54,023,532	(6,061,778)	338,633,511	706,546,042
Affiliated Investment Companies Shares	(1,926)	(656)	(293)	(309)	(12,949)	(1,616)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	686,481	777,960
Net Increase (Decrease) in Net Assets Resulting from Operations	377,825,647	1,341,853,680	81,709,983	34,647,706	372,622,186	838,836,458
Distributions:
Institutional Class Shares	(33,985,945)	(77,044,996)	(3,812,041)	(6,925,128)	(55,885,177)	(113,545,784)
Capital Share Transactions (1):
Shares Issued	917,766,414	1,978,244,228	90,766,589	149,319,838	279,619,308	512,392,354
Shares Issued in Lieu of Cash Distributions	29,673,397	68,448,579	3,800,849	6,903,707	51,658,336	104,744,462
Shares Redeemed	(955,329,758)	(2,712,522,269)	(99,355,584)	(133,830,749)	(377,041,982)	(647,928,236)
Net Increase (Decrease) from Capital Share Transactions	(7,889,947)	(665,829,462)	(4,788,146)	22,392,796	(45,764,338)	(30,791,420)
Total Increase (Decrease) in Net Assets	335,949,755	598,979,222	73,109,796	50,115,374	270,972,671	694,499,254
Net Assets
Beginning of Period	8,006,580,283	7,407,601,061	519,167,643	469,052,269	4,136,586,143	3,442,086,889
End of Period	$8,342,530,038	$8,006,580,283	$592,277,439	$519,167,643	$4,407,558,814	$4,136,586,143
(1) Shares Issued and Redeemed:
Shares Issued	17,648,279	42,822,996	4,102,906	7,713,598	17,086,579	36,883,025
Shares Issued in Lieu of Cash Distributions	594,118	1,459,234	177,492	350,020	3,255,043	7,358,286
Shares Redeemed	(18,229,991)	(57,218,097)	(4,514,866)	(6,872,463)	(23,076,392)	(46,435,509)
Net Increase (Decrease) from Shares Issued and Redeemed	12,406	(12,935,867)	(234,468)	1,191,155	(2,734,770)	(2,194,198)
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Sustainability Core 1 Portfolio		Dimensional World ex U.S. Sustainability Targeted Value Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Period May 06, 2025Ʊ to Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,421,936	$24,452,530	$1,576,794	$1,661,397	$11,924,023	$25,154,154
Net Realized Gain (Loss) on:
Investment Securities Sold	13,128,287	(3,176,686)	1,422,156	(974,590)	(2,242,062)	(15,420,632)
Affiliated Investment Companies Shares Sold	(2,396)	2,251	(1,179)	112	(2,001)	1,144
Futures	—	(238,434)	61,468	168,065	—	—
Foreign Currency Transactions	151,956	(240,439)	(19,196)	(241,823)	(37,328)	110,237
Forward Currency Contracts	—	—	—	—	—	3,796,534
In-Kind Redemptions	2,027,345	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	123,012,438	228,743,986	16,747,581	16,002,612	(4,250,176)	26,699,520
Affiliated Investment Companies Shares	(655)	(572)	(873)	—	(342)	(371)
Futures	—	—	(4,938)	4,938	—	—
Translation of Foreign Currency-Denominated Amounts	47,653	64,026	18,938	(6,849)	85,754	(14,066)
Forward Currency Contracts	—	—	—	—	(7,049,190)	(3,421,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	147,786,564	249,606,662	19,800,751	16,613,862	(1,571,322)	36,905,139
Distributions:
Institutional Class Shares	(13,170,321)	(32,300,128)	(2,008,652)	(1,079,982)	(14,756,270)	(30,014,570)
Capital Share Transactions (1):
Shares Issued	50,112,260	115,652,309	35,864,592	106,719,921	68,515,015	149,155,567
Shares Issued in Lieu of Cash Distributions	12,748,085	31,301,448	2,008,587	1,079,982	14,688,643	29,903,566
Shares Redeemed	(108,120,570)	(243,873,195)	(7,814,190)	(5,646,425)	(72,165,373)	(198,816,667)
Net Increase (Decrease) from Capital Share Transactions	(45,260,225)	(96,919,438)	30,058,989	102,153,478	11,038,285	(19,757,534)
Total Increase (Decrease) in Net Assets	89,356,018	120,387,096	47,851,088	117,687,358	(5,289,307)	(12,866,965)
Net Assets
Beginning of Period	1,211,583,749	1,091,196,653	117,687,358	—	694,882,210	707,749,175
End of Period	$1,300,939,767	$1,211,583,749	$165,538,446	$117,687,358	$689,592,903	$694,882,210
(1) Shares Issued and Redeemed:
Shares Issued	4,117,869	11,568,557	2,814,128	10,465,438	7,226,780	15,691,492
Shares Issued in Lieu of Cash Distributions	1,106,223	2,980,149	167,719	95,921	1,563,593	3,152,859
Shares Redeemed	(8,913,685)	(23,894,843)	(630,436)	(504,506)	(7,611,635)	(20,970,362)
Net Increase (Decrease) from Shares Issued and Redeemed	(3,689,593)	(9,346,137)	2,351,411	10,056,853	1,178,738	(2,126,011)
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$52.01	$44.39	$32.32	$30.29	$36.55	$25.40
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.49	0.49	0.45	0.41	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	2.13	7.59	12.06	2.02	(5.85)	11.17
Total from Investment Operations	2.39	8.08	12.55	2.47	(5.44)	11.54
Less Distributions:
Net Investment Income	(0.22)	(0.46)	(0.48)	(0.44)	(0.38)	(0.39)
Net Realized Gains	—	—	—	—	(0.44)	—
Total Distributions	(0.22)	(0.46)	(0.48)	(0.44)	(0.82)	(0.39)
Net Asset Value, End of Period	$54.18	$52.01	$44.39	$32.32	$30.29	$36.55
Total Return	4.64%(B)	18.32%	38.97%	8.14%	(15.14%)	45.64%
Net Assets, End of Period (thousands)	$8,342,530	$8,006,580	$7,407,601	$5,298,295	$4,861,577	$5,624,655
Ratio of Expenses to Average Net Assets	0.17%(C)	0.17%	0.17%	0.17%	0.18%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.17%(C)	0.17%	0.17%	0.17%	0.18%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.00%(C)	1.07%	1.22%	1.38%	1.25%	1.13%
Portfolio Turnover Rate	3%(B)	13%	4%	8%	7%	8%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Sustainability Targeted Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$20.44	$19.38	$15.01	$16.20	$18.06	$11.28
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.30	0.24	0.23	0.22	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	3.08	1.04	4.47	(0.83)	(1.12)	6.81
Total from Investment Operations	3.25	1.34	4.71	(0.60)	(0.90)	7.04
Less Distributions:
Net Investment Income	(0.15)	(0.28)	(0.23)	(0.21)	(0.21)	(0.20)
Net Realized Gains	—	—	(0.11)	(0.38)	(0.75)	(0.06)
Total Distributions	(0.15)	(0.28)	(0.34)	(0.59)	(0.96)	(0.26)
Net Asset Value, End of Period	$23.54	$20.44	$19.38	$15.01	$16.20	$18.06
Total Return	15.97%(B)	6.97%	31.53%	(3.89%)	(5.18%)	62.79%
Net Assets, End of Period (thousands)	$592,277	$519,168	$469,052	$334,704	$322,482	$285,842
Ratio of Expenses to Average Net Assets	0.32%(C)	0.33%	0.34%	0.34%	0.36%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.32%(C)	0.33%	0.34%	0.34%	0.37%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.54%(C)	1.53%	1.32%	1.41%	1.33%	1.39%
Portfolio Turnover Rate	13%(B)	20%	16%	26%	29%	21%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$15.63	$12.90	$10.59	$9.60	$13.43	$10.09
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.37	0.33	0.30	0.31	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	1.20	2.79	2.33	0.95	(3.80)	3.31
Total from Investment Operations	1.41	3.16	2.66	1.25	(3.49)	3.60
Less Distributions:
Net Investment Income	(0.21)	(0.43)	(0.35)	(0.26)	(0.34)	(0.26)
Total Distributions	(0.21)	(0.43)	(0.35)	(0.26)	(0.34)	(0.26)
Net Asset Value, End of Period	$16.83	$15.63	$12.90	$10.59	$9.60	$13.43
Total Return	9.12%(B)	24.85%	25.17%	12.91%	(26.29%)	35.82%
Net Assets, End of Period (thousands)	$4,407,559	$4,136,586	$3,442,087	$2,865,337	$2,655,705	$3,386,249
Ratio of Expenses to Average Net Assets	0.23%(C)	0.23%	0.24%	0.24%	0.25%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%(C)	0.24%	0.24%	0.24%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.55%(C)	2.65%	2.60%	2.64%	2.70%	2.28%
Portfolio Turnover Rate	5%(B)	12%	14%	13%	14%	7%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$11.86	$9.79	$8.17	$7.30	$10.51	$8.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.23	0.21	0.22	0.23	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	1.39	2.14	1.67	0.85	(3.05)	1.49
Total from Investment Operations	1.48	2.37	1.88	1.07	(2.82)	1.69
Less Distributions:
Net Investment Income	(0.13)	(0.30)	(0.26)	(0.20)	(0.22)	(0.17)
Net Realized Gains	—	—	—	—	(0.17)	—
Total Distributions	(0.13)	(0.30)	(0.26)	(0.20)	(0.39)	(0.17)
Net Asset Value, End of Period	$13.21	$11.86	$9.79	$8.17	$7.30	$10.51
Total Return	12.65%(B)	24.64%	23.11%	14.54%	(27.51%)	18.83%
Net Assets, End of Period (thousands)	$1,300,940	$1,211,584	$1,091,197	$879,512	$796,520	$963,873
Ratio of Expenses to Average Net Assets	0.42%(C)	0.42%	0.44%	0.44%	0.46%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.42%(C)	0.43%	0.44%	0.44%	0.46%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.55%(C)	2.20%	2.26%	2.58%	2.45%	1.87%
Portfolio Turnover Rate	3%(B)	6%	13%	17%	14%	13%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional World Ex U.S. Sustainability Targeted Value Portfolio
	Six Months Ended Apr 30, 2026	Period May 6, 2025Ʊ to Oct 31, 2025
	(Unaudited)
Net Asset Value, Beginning of Period	$11.70	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	1.70	1.63
Total from Investment Operations	1.84	1.81
Less Distributions:
Net Investment Income	(0.20)	(0.11)
Total Distributions	(0.20)	(0.11)
Net Asset Value, End of Period	$13.34	$11.70
Total Return	15.88%(B)	18.19%(B)
Net Assets, End of Period (thousands)	$165,538	$117,687
Ratio of Expenses to Average Net Assets	0.52%(C)	0.52%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.57%(C)	0.74%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.25%(C)	3.25%(C)(D)
Portfolio Turnover Rate	13%(B)	7%(B)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.62	$9.52	$9.01	$8.96	$11.00	$11.40
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.34	0.33	0.27	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.18)	0.17	0.68	0.02	(2.03)	(0.37)
Total from Investment Operations	(0.02)	0.51	1.01	0.29	(1.83)	(0.20)
Less Distributions:
Net Investment Income	(0.20)	(0.41)	(0.50)	(0.24)	(0.20)	(0.18)
Net Realized Gains	—	—	—	—	(0.01)	(0.02)
Total Distributions	(0.20)	(0.41)	(0.50)	(0.24)	(0.21)	(0.20)
Net Asset Value, End of Period	$9.40	$9.62	$9.52	$9.01	$8.96	$11.00
Total Return	(0.15%)(B)	5.49%	11.29%	3.19%	(16.88%)	(1.78%)
Net Assets, End of Period (thousands)	$689,593	$694,882	$707,749	$778,457	$819,220	$891,738
Ratio of Expenses to Average Net Assets	0.22%(C)	0.22%	0.22%	0.22%	0.26%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%(C)	0.22%	0.22%	0.23%	0.26%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.47%(C)	3.62%	3.52%	2.87%	1.99%	1.55%
Portfolio Turnover Rate	17%(B)	38%	45%	39%	29%	11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors.  The Fund offers one hundred and three operational portfolios as of April 30, 2026, six of which, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Dimensional World ex U.S. Sustainability Targeted Value Portfolio and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities held by U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, Emerging Markets Sustainability Core 1 Portfolio, and Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange

("NYSE"). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain,respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Emerging Markets Sustainability Core 1 Portfolio and Dimensional World ex U.S. Sustainability Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
5. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.

C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Sustainability Core 1 Portfolio	0.14%
U.S. Sustainability Targeted Value Portfolio	0.28%
International Sustainability Core 1 Portfolio	0.20%
Emerging Markets Sustainability Core 1 Portfolio	0.35%
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	0.40%
DFA Global Sustainability Fixed Income Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver  Agreements  for the Portfolios will remain in effect through February 28, 2027. The Fee Waiver  Agreements may only be terminated by the Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Sustainability Core 1 Portfolio (1)	0.25%	—	—
U.S. Sustainability Targeted Value Portfolio (2)	0.34%	—	—
International Sustainability Core 1 Portfolio (1)	0.38%	—	—
Emerging Markets Sustainability Core 1 Portfolio (2)	0.42%	$3,466	$25,607
Dimensional World ex U.S. Sustainability Targeted Value Portfolio (1)	0.52%	2,354	32,542
DFA Global Sustainability Fixed Income Portfolio (2)	0.25%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation
Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the
Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each
Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2025, the Expense Limitation Amount in the Fee Waiver Agreement for Emerging
Markets Sustainability Core 1 Portfolio was 0.65% of the average net assets of a class of the Portfolio on an annualized basis.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
Emerging Markets Sustainability Core 1 Portfolio	$—	$—	$113,744	$25,607	$139,351
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	—	—	67,202	32,542	99,744

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2026, expenses reduced were as follows:
Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$131,522
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
U.S. Sustainability Core 1 Portfolio	$35,493
U.S. Sustainability Targeted Value Portfolio	2,313
International Sustainability Core 1 Portfolio	18,546
Emerging Markets Sustainability Core 1 Portfolio	5,382
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	266
DFA Global Sustainability Fixed Income Portfolio	3,720

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the equity portfolios):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Sustainability Core 1 Portfolio	—	—	$611,593,284	$233,138,075
U.S. Sustainability Targeted Value Portfolio	—	—	125,521,123	74,073,144

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
International Sustainability Core 1 Portfolio	—	—	$219,649,797	$211,063,501
Emerging Markets Sustainability Core 1 Portfolio	—	—	40,786,686	87,300,955
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	—	—	47,385,339	17,731,764
DFA Global Sustainability Fixed Income Portfolio	$14,024,996	$11,800,000	109,134,154	102,598,744

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$102,353,627	$455,795,286	$410,516,634	$(18,545)	$(1,926)	$147,611,808	12,763,667	$2,076,771	—
Total	$102,353,627	$455,795,286	$410,516,634	$(18,545)	$(1,926)	$147,611,808		$2,076,771	—
U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$7,436,736	$54,310,803	$44,475,155	$(2,694)	$(293)	$17,269,397	1,493,247	$206,722	—
Total	$7,436,736	$54,310,803	$44,475,155	$(2,694)	$(293)	$17,269,397		$206,722	—
International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$151,018,568	$606,636,842	$482,685,795	$(28,982)	$(12,949)	$274,927,684	23,772,389	$3,973,175	—
Total	$151,018,568	$606,636,842	$482,685,795	$(28,982)	$(12,949)	$274,927,684		$3,973,175	—
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$14,886,248	$39,028,904	$40,886,923	$(2,396)	$(655)	$13,025,178	1,126,258	$317,687	—
Total	$14,886,248	$39,028,904	$40,886,923	$(2,396)	$(655)	$13,025,178		$317,687	—

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,555,319	$27,611,977	$17,352,997	$(1,179)	$(873)	$12,812,247	1,107,847	$124,733	—
Total	$2,555,319	$27,611,977	$17,352,997	$(1,179)	$(873)	$12,812,247		$124,733	—
DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$5,841,345	$40,407,675	$31,263,258	$(2,001)	$(342)	$14,983,419	1,295,583	$207,401	—
Total	$5,841,345	$40,407,675	$31,263,258	$(2,001)	$(342)	$14,983,419		$207,401	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio
2024	$78,611,743	—	$78,611,743
2025	77,044,996	—	77,044,996
U.S. Sustainability Targeted Value Portfolio
2024	5,210,050	$2,495,849	7,705,899
2025	6,925,128	—	6,925,128
International Sustainability Core 1 Portfolio
2024	92,774,740	—	92,774,740

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2025	$113,545,784	—	$113,545,784
Emerging Markets Sustainability Core 1 Portfolio
2024	27,591,793	—	27,591,793
2025	32,300,128	—	32,300,128
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
2025	1,079,982	—	1,079,982
DFA Global Sustainability Fixed Income Portfolio
2024	38,475,283	—	38,475,283
2025	30,014,570	—	30,014,570

Dimensional World ex U.S. Sustainability Targeted Value Portfolio Fund commenced operations on May 6, 2025 and did not pay any distributions for the period ended October 31, 2024.
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Sustainability Core 1 Portfolio	—	—	$(42,914,227)	$4,289,574,415	$4,246,660,188
U.S. Sustainability Targeted Value Portfolio	—	—	(1,604,221)	83,155,713	81,551,492
International Sustainability Core 1 Portfolio	$41,962,011	—	(71,827,118)	1,485,087,712	1,455,222,605
Emerging Markets Sustainability Core 1 Portfolio	8,166,349	—	(100,239,625)	389,566,958	297,493,682
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	1,598,981	—	(802,295)	14,652,714	15,449,400
DFA Global Sustainability Fixed Income Portfolio	7,010,302	—	(108,494,592)	(22,960,504)	(124,444,794)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains:
Total
U.S. Sustainability Core 1 Portfolio	$42,914,227
U.S. Sustainability Targeted Value Portfolio	1,604,221
International Sustainability Core 1 Portfolio	71,827,118
Emerging Markets Sustainability Core 1 Portfolio	100,239,625
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	802,295
DFA Global Sustainability Fixed Income Portfolio	108,494,592

During the year ended October 31, 2025, the Portfolios utilized the following amounts of capital loss carryforwards to offset realized capital gains for federal income tax purposes:
U.S. Sustainability Targeted Value Portfolio	$3,660,233
International Sustainability Core 1 Portfolio	21,735,999

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Sustainability Core 1 Portfolio	$4,068,680,223	$4,492,205,324	$(70,814,056)	$4,421,391,268
U.S. Sustainability Targeted Value Portfolio	472,960,260	159,766,666	(22,579,585)	137,187,081
International Sustainability Core 1 Portfolio	2,812,196,762	1,930,826,627	(50,690,391)	1,880,136,236
Emerging Markets Sustainability Core 1 Portfolio	795,966,199	610,257,016	(63,737,794)	546,519,222
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	145,368,569	37,748,679	(4,905,319)	32,843,360
DFA Global Sustainability Fixed Income Portfolio	724,262,362	9,722,735	(44,081,227)	(34,358,492)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Forward Currency Contracts: The DFA Global Sustainability Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operation as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operation as a net realized gain or loss on forward currency contracts.
3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.
The U.S. Social Core Equity 2 Portfolio, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 :
	Forward Currency Contracts*	Futures**
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	$ —	$1,782,303
DFA Global Sustainability Fixed Income Portfolio	501,158,247	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)
DFA Global Sustainability Fixed Income Portfolio	$683,781	$683,781

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (2)
DFA Global Sustainability Fixed Income Portfolio	$(4,309,925)	$(4,309,925)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Sustainability Core 1 Portfolio	$6,458,485	$6,458,485
U.S. Sustainability Targeted Value Portfolio	71,297	71,297
International Sustainability Core 1 Portfolio	(108,375)	(108,375)
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	61,468	61,468

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (2)	Equity Contracts (3)
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	$(4,938)	—	$(4,938)
DFA Global Sustainability Fixed Income Portfolio	(7,049,190)	$(7,049,190)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(3)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the following Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Global Sustainability Fixed Income Portfolio
Societe Generale	$70,250	$(70,250)	—	—	—
Citibank, N.A.	431,708	(395,869)	—	—	$35,839
Australia and New Zealand Bank	157,952	(157,952)	—	—	—
HSBC Bank	21,984	(21,984)	—	—	—
Bank of New York Mellon	1,887	(1,887)	—	—	—
Bank of America Corp.	—	—	—	—	—
Royal Bank of Canada	—	—	—	—	—
State Street Bank and Trust	—	—	—	—	—
UBS AG	—	—	—	—	—
Total	$683,781	$(647,942)	—	—	$35,839

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Global Sustainability Fixed Income Portfolio
Societe Generale	$1,982,541	$(70,250)	—	—	$1,912,291
Citibank, N.A.	395,869	(395,869)	—	—	—
Australia and New Zealand Bank	350,862	(157,952)	—	—	192,910
HSBC Bank	463,810	(21,984)	—	—	441,826
Bank of New York Mellon	138,582	(1,887)	—	—	136,695
Bank of America Corp.	19,171	—	—	—	19,171
Royal Bank of Canada	64,251	—	—	—	64,251
State Street Bank and Trust	839,099	—	—	—	839,099
UBS AG	55,740	—	—	—	55,740
Total	$4,309,925	$(647,942)	—	—	$3,661,983

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Portfolios under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
U.S. Sustainability Core 1 Portfolio	4.63%	$3,788,767	3	$1,459	$10,214,900	—
U.S. Sustainability Targeted Value Portfolio	4.39%	1,023,300	3	374	1,023,300	—
Emerging Markets Sustainability Core 1 Portfolio	4.42%	2,408,453	19	5,621	4,246,100	—
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	4.42%	604,738	8	591	1,672,600	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Portfolios under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Sustainability Core 1 Portfolio	$71,077,916	$32,263,962	$(11,825,706)
U.S. Sustainability Targeted Value Portfolio	9,896,697	14,632,222	(2,564,135)
International Sustainability Core 1 Portfolio	36,014,743	36,075,906	(13,977,202)
Emerging Markets Sustainability Core 1 Portfolio	43,809	43,996	(47,478)

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	$2,362,182	$2,902,496	$(196,557)
J. Securities Lending:
As of April 30, 2026, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received  non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
International Sustainability Core 1 Portfolio	$60,499,810
Emerging Markets Sustainability Core 1 Portfolio	65,680,308
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	5,281,543

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the six months ended April 30, 2026, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:
U.S. Sustainability Core 1 Portfolio	$299,970,543
U.S. Sustainability Targeted Value Portfolio	32,623,359
International Sustainability Core 1 Portfolio	38,208,537
Emerging Markets Sustainability Core 1 Portfolio	2,027,345

M. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker (“CODM”). Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating ASU 2023-09 for the Portfolios, but does not expect the guidance to materially impact the financial statements.
For the Dimensional World ex U.S. Sustainability Targeted Value Portfolio, which commenced operations and was required to adopt ASU 2023-09 during the period ended April 30, 2026, the Portfolio did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
O. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
U.S. Sustainability Core 1 Portfolio	3	71%	0%
U.S. Sustainability Targeted Value Portfolio	3	96%	0%
International Sustainability Core 1 Portfolio	2	72%	0%

	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Emerging Markets Sustainability Core 1 Portfolio	2	80%	0%
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	3	98%	0%
DFA Global Sustainability Fixed Income Portfolio	3	90%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the six months ended ended April 30, 2026, the Portfolios’ activity in the program was as follows:
	Value of Purchases	Service Fees
U.S. Sustainability Core 1 Portfolio	$103,025,421	$144,236
U.S. Sustainability Targeted Value Portfolio	12,850,303	17,991
International Sustainability Core 1 Portfolio	56,275,619	78,786
Emerging Markets Sustainability Core 1 Portfolio	3,800,297	5,320
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements.  Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports.  The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043026-006S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional VA U.S. Targeted Value Portfolio
Dimensional VA U.S. Large Value Portfolio
Dimensional VA International Value Portfolio
Dimensional VA International Small Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA Global Bond Portfolio
Dimensional VIT Inflation-Protected Securities Portfolio
Dimensional VA Global Moderate Allocation Portfolio
Dimensional VA Equity Allocation Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRN	Floating Rate Note
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
NZD	New Zealand Dollars

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

(r)	The adjustable rate shown is effective as of April 30, 2026.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
1

Dimensional VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.3%)
COMMUNICATION SERVICES — (1.9%)
*	Advantage Solutions, Inc.	2,602	$89,171
*	Angi, Inc.	17,850	131,019
*	Anterix, Inc.	5,514	266,436
	Array Digital Infrastructure, Inc.	20,115	999,514
	ATN International, Inc.	5,930	165,625
*	Bandwidth, Inc., Class A	11,593	426,738
*	Boston Omaha Corp., Class A	11,584	139,240
*	Bumble, Inc., Class A	39,209	162,717
*	Cable One, Inc.	1,326	121,316
*	Cars.com, Inc.	26,413	290,279
*	DoubleVerify Holdings, Inc.	30,313	334,049
*	EverQuote, Inc., Class A	3,136	45,221
*	EW Scripps Co., Class A	33,487	160,403
*	Gaia, Inc.	2,866	8,971
*	Gambling.com Group Ltd.	6,316	24,317
*	GCI Liberty, Inc. (GLBKV US), Class C	11,245	385,141
*	GCI Liberty, Inc. (GLIBA US), Class A	1,334	46,503
	Gray Media, Inc. GTN US	32,012	180,548
	John Wiley & Sons, Inc. (WLY US), Class A	14,198	581,124
*	Liberty Global Ltd. (LBTYA US), Class A	44,008	509,613
*	Liberty Global Ltd. (LBTYK US), Class C	46,325	525,325
*	Liberty Latin America Ltd. (LILA US), Class A	18,962	153,971
*	Liberty Latin America Ltd. (LILAK US), Class C	69,155	574,678
*	Lionsgate Studios Corp.	13,009	161,832
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Marcus Corp.	11,593	$204,269
	National CineMedia, Inc.	18,964	64,288
	News Corp. (NWS US), Class B	988	30,114
	News Corp. (NWSA US), Class A	1,661	43,718
	Nexstar Media Group, Inc.	11,834	2,463,129
	Paramount Skydance Corp., Class B	9,643	98,744
*	PubMatic, Inc., Class A	14,446	141,282
*	Reservoir Media, Inc.	12,792	128,688
	Saga Communications, Inc., Class A	2,918	32,915
#	Scholastic Corp.	12,850	518,626
	Shenandoah Telecommunications Co.	17,076	268,605
	Shutterstock, Inc.	5,023	81,222
	Sinclair, Inc.	12,153	188,979
	Sirius XM Holdings, Inc.	23,310	627,971
	Spok Holdings, Inc.	6,453	68,983
*	Stagwell, Inc.	65,105	408,208
*	Starz Entertainment Corp.	867	15,901
	Telephone & Data Systems, Inc.	43,007	1,937,895
*	TripAdvisor, Inc.	32,198	358,364
*	Urban One, Inc. UONE US	283	1,477
*	Urban One, Inc. UONEK US	721	3,461
*	Versant Media Group, Inc.	9,823	394,786
*	Vivid Seats, Inc., Class A	163	1,092
#*	Yelp, Inc.	18,192	502,099
*	Ziff Davis, Inc.	16,752	766,572
*	ZoomInfo Technologies, Inc.	99,528	622,050
TOTAL COMMUNICATION SERVICES			16,457,189
CONSUMER DISCRETIONARY — (13.4%)
*	1-800-Flowers.com, Inc., Class A	15,632	55,337

2

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Abercrombie & Fitch Co., Class A	11,248	$960,017
	Academy Sports & Outdoors, Inc.	27,579	1,512,432
*	Adient PLC	29,292	616,597
	ADT, Inc.	290,950	2,190,854
	Advance Auto Parts, Inc.	13,665	813,204
	American Eagle Outfitters, Inc.	72,825	1,268,612
*	American Outdoor Brands, Inc.	4,509	42,430
*	American Public Education, Inc.	7,969	463,397
*	Aptiv PLC	647	38,988
	Aramark	56,599	2,586,008
	Arhaus, Inc.	16,749	123,943
	Arko Corp.	34,707	229,066
*	Asbury Automotive Group, Inc.	7,513	1,530,323
	Autoliv, Inc.	17,625	2,043,266
*	AutoNation, Inc.	12,277	2,607,389
	Bassett Furniture Industries, Inc.	5,100	74,358
*	Beazer Homes USA, Inc.	2,026	43,741
*	Biglari Holdings, Inc. (BH US), Class B	800	247,400
*	Biglari Holdings, Inc. (BH/A US), Class A	30	48,906
#*	Birkenstock Holding PLC	41,075	1,591,246
*	BJ's Restaurants, Inc.	10,427	400,397
	Bloomin' Brands, Inc.	30,069	183,421
	BorgWarner, Inc.	84,918	4,837,778
*	Bright Horizons Family Solutions, Inc.	15,837	1,284,539
	Brightstar Lottery PLC	2,090	27,442
	Brunswick Corp.	21,034	1,671,151
	Build-A-Bear Workshop, Inc.	4,232	156,330
*	Caesars Entertainment, Inc.	34,099	947,952
	Caleres, Inc.	13,403	175,579
*	Callaway Golf Co.	65,354	999,916
	Camping World Holdings, Inc., Class A	11,098	90,893
*	CarMax, Inc.	32,742	1,287,088
	Carriage Services, Inc.	4,717	231,605
	Carter's, Inc.	13,793	498,203
*	Cato Corp., Class A	3,575	10,260
	Century Communities, Inc.	13,543	758,679
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Champion Homes, Inc.	13,856	$1,056,243
*	Citi Trends, Inc.	2,510	122,262
	Columbia Sportswear Co.	12,729	775,451
*	Cooper-Standard Holdings, Inc.	1,768	53,164
*	Covista, Inc.	9,835	1,133,189
#	Cracker Barrel Old Country Store, Inc.	5,345	167,405
	Cricut, Inc., Class A	15,471	66,680
*	Crocs, Inc.	11,898	1,213,358
	Dana, Inc.	57,009	2,077,978
*	Dauch Corp.	58,417	333,561
*	Dave & Buster's Entertainment, Inc.	3,950	44,517
	Designer Brands, Inc., Class A	19,219	144,143
*	Destination XL Group, Inc.	2,946	1,819
*	Dorman Products, Inc.	7,234	813,897
*	Dream Finders Homes, Inc., Class A	12,019	175,477
*	El Pollo Loco Holdings, Inc.	17,081	230,935
	Escalade, Inc.	3,057	57,166
	Ethan Allen Interiors, Inc.	12,381	264,211
*	First Watch Restaurant Group, Inc.	19,583	256,929
	Flexsteel Industries, Inc.	2,242	123,983
*	Floor & Decor Holdings, Inc., Class A	25,575	1,237,830
*	Fox Factory Holding Corp.	12,081	214,438
*	Funko, Inc., Class A	16,160	71,266
	Gap, Inc.	147,138	3,618,123
*	Genesco, Inc.	5,646	200,377
	Gentex Corp.	56,578	1,307,518
*	Gentherm, Inc.	8,895	267,740
	Genuine Parts Co.	12,331	1,322,253
*	GigaCloud Technology, Inc., Class A	7,856	349,513
	G-III Apparel Group Ltd.	18,854	588,056
*	Global Business Travel Group I	12,493	73,209
	Gold.com, Inc.	7,760	350,674
»	Golden Entertainment, Inc.	4,690	123,527
*	Goodyear Tire & Rubber Co.	115,206	815,658

3

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Graham Holdings Co., Class B	825	$926,071
*	Green Brick Partners, Inc.	14,327	966,213
	Group 1 Automotive, Inc.	4,106	1,465,308
	Hamilton Beach Brands Holding Co., Class A	2,800	58,268
	Harley-Davidson, Inc.	46,753	1,116,929
	Haverty Furniture Cos., Inc. (HVT US)	7,037	155,799
*	Helen of Troy Ltd.	8,103	187,584
*	Hilton Grand Vacations, Inc.	28,246	1,326,715
	Hooker Furnishings Corp.	2,019	24,531
*	Hovnanian Enterprises, Inc., Class A	1,358	152,694
	J Jill, Inc.	5,134	65,407
	JAKKS Pacific, Inc.	4,636	100,879
#	KB Home	23,222	1,230,534
	Kohl's Corp.	40,192	569,521
#	Krispy Kreme, Inc.	7,132	28,100
*	Lands' End, Inc.	10,281	116,072
*	Latham Group, Inc.	22,247	135,039
	La-Z-Boy, Inc.	18,689	649,256
	LCI Industries	8,636	1,029,584
	Lear Corp.	22,801	2,898,691
*	Legacy Housing Corp.	8,204	178,437
	Leggett & Platt, Inc.	3,683	40,034
	Levi Strauss & Co., Class A	6,628	147,672
*	LGI Homes, Inc.	9,377	459,192
*	Liberty Live Holdings, Inc., Class A	805	73,424
*	Liberty Live Holdings, Inc., Class C	1,864	174,470
*	Life Time Group Holdings, Inc.	63,362	1,698,735
	Lifetime Brands, Inc.	4,936	33,318
	Lithia Motors, Inc.	10,554	3,061,926
	LKQ Corp.	91,372	2,885,528
*	Lovesac Co.	6,021	95,192
*	M/I Homes, Inc.	5,985	786,968
	Macy's, Inc.	120,252	2,350,927
*	Malibu Boats, Inc., Class A	7,259	185,830
	Marine Products Corp.	5,374	42,562
	Marriott Vacations Worldwide Corp.	7,462	537,339
*	MasterCraft Boat Holdings, Inc.	4,040	94,334
*	Mattel, Inc.	94,679	1,427,759
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Matthews International Corp., Class A	13,348	$380,952
	Meritage Homes Corp.	19,382	1,305,184
*	MGM Resorts International	2,713	105,644
*	Mister Car Wash, Inc.	37,327	264,275
*	Mohawk Industries, Inc.	23,630	2,494,383
	Monarch Casino & Resort, Inc.	777	92,222
	Monro, Inc.	4,931	86,588
*	Motorcar Parts of America, Inc.	9,753	109,429
	Movado Group, Inc.	5,424	147,750
*	National Vision Holdings, Inc.	30,132	699,665
	Newell Brands, Inc.	22,268	90,853
*	Ollie's Bargain Outlet Holdings, Inc.	6,289	544,061
*	OneWater Marine, Inc., Class A	2,637	24,761
#	Oxford Industries, Inc.	5,981	256,226
	Patrick Industries, Inc.	12,281	1,142,133
*	Penn Entertainment, Inc.	6,786	118,484
	Penske Automotive Group, Inc.	14,221	2,439,186
	Perdoceo Education Corp.	30,611	1,038,937
*	Petco Health & Wellness Co., Inc.	67,410	191,444
	Phinia, Inc.	17,167	1,238,599
	Polaris, Inc.	9,036	598,816
#*	Portillo's, Inc., Class A	29,352	183,450
*	Pursuit Attractions & Hospitality, Inc.	2,749	115,678
	PVH Corp.	22,942	2,097,816
	RCI Hospitality Holdings, Inc.	2,105	52,667
	Rocky Brands, Inc.	3,792	139,053
*	Sally Beauty Holdings, Inc.	40,019	567,469
*	Savers Value Village, Inc.	30,512	257,826
	Shoe Carnival, Inc.	14,057	260,336
#	Signet Jewelers Ltd.	17,468	1,555,176
	Smith & Wesson Brands, Inc.	21,402	332,587
	Sonic Automotive, Inc., Class A	10,503	827,111
*	Sportsman's Warehouse Holdings, Inc.	19,768	27,873

4

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Standard Motor Products, Inc.	10,327	$385,920
	Steven Madden Ltd.	17,051	640,436
*	Stoneridge, Inc.	3,377	23,639
	Strategic Education, Inc.	9,712	761,421
*	Strattec Security Corp.	2,014	151,574
*	Stride, Inc.	12,878	1,251,226
	Sturm Ruger & Co., Inc.	3,323	144,152
	Superior Group of Cos., Inc.	6,372	71,876
*	Taylor Morrison Home Corp.	45,877	2,786,569
	Thor Industries, Inc.	20,775	1,642,056
	Toll Brothers, Inc.	37,848	5,379,715
*	Under Armour, Inc. (UA US), Class C	74,642	453,077
*	Under Armour, Inc. (UAA US), Class A	62,222	391,376
	Upbound Group, Inc.	20,529	405,653
*	Urban Outfitters, Inc.	27,027	1,901,079
*	Versigent PLC	215	7,519
	Visteon Corp.	9,393	1,049,292
	Weyco Group, Inc.	4,829	159,309
#	Whirlpool Corp.	9,116	511,043
	Winnebago Industries, Inc.	12,209	398,135
*	Zumiez, Inc.	8,075	198,403
TOTAL CONSUMER DISCRETIONARY			118,278,243
CONSUMER STAPLES — (6.6%)
	Albertsons Cos., Inc., Class A	153,242	2,582,128
	Alico, Inc.	1,584	65,910
	Andersons, Inc.	16,136	1,267,321
	B&G Foods, Inc.	28,627	158,594
*	BellRing Brands, Inc.	3,209	57,120
*	Boston Beer Co., Inc. , Class A	2,555	605,637
#	Brown-Forman Corp. (BF/A US), Class A	7,722	202,934
#	Brown-Forman Corp. (BFB US), Class B	98,106	2,528,192
	Calavo Growers, Inc.	4,647	130,860
#	Cal-Maine Foods, Inc.	20,523	1,585,607
#	Campbell's Co.	113,047	2,350,247
*	Central Garden & Pet Co. (CENT US)	4,869	180,250
*	Central Garden & Pet Co. (CENTA US), Class A	20,397	684,523
	Conagra Brands, Inc.	147,638	2,118,605
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Coty, Inc., Class A	142,000	$349,320
*	Darling Ingredients, Inc.	51,820	3,328,399
	Dole PLC	34,315	520,902
	Edgewell Personal Care Co.	19,405	437,583
*	Farmer Bros Co.	6,541	8,373
	Flowers Foods, Inc.	62,266	564,130
	Fresh Del Monte Produce, Inc.	23,077	966,696
*	Grocery Outlet Holding Corp.	23,942	189,381
*	Hain Celestial Group, Inc.	33,640	21,974
	Hormel Foods Corp.	75,773	1,626,846
	Ingles Markets, Inc., Class A	6,800	621,996
	Ingredion, Inc.	26,902	3,006,030
	Interparfums, Inc.	2,215	202,052
	J&J Snack Foods Corp.	2,839	250,570
	J.M. Smucker Co.	39,182	3,841,012
	John B Sanfilippo & Son, Inc.	2,725	222,878
	Lamb Weston Holdings, Inc.	3,976	173,155
*	Maplebear, Inc.	35,543	1,505,246
	Marzetti Co.	1,308	170,406
	McCormick & Co., Inc. (MKC US)	50,004	2,542,203
*	Mission Produce, Inc.	22,424	310,797
	Molson Coors Beverage Co., Class B	73,260	3,131,132
	Natural Grocers by Vitamin Cottage, Inc.	4,883	141,412
*	Nature's Sunshine Products, Inc.	7,774	211,142
	Nu Skin Enterprises, Inc., Class A	13,799	100,733
	Oil-Dri Corp. of America	3,664	267,289
*	Performance Food Group Co.	56,915	5,154,222
	Pilgrim's Pride Corp.	46,306	1,532,729
*	Post Holdings, Inc.	20,995	2,199,226
	PriceSmart, Inc.	11,522	1,808,032
	Primo Brands Corp.	4,065	82,845
	Reynolds Consumer Products, Inc.	49,478	1,037,554
	Seaboard Corp.	312	1,774,010

5

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Seneca Foods Corp. (SENEA US), Class A	2,712	$379,300
*	Simply Good Foods Co.	29,216	390,618
	Smithfield Foods, Inc.	24,522	644,438
	Spectrum Brands Holdings, Inc.	10,514	868,456
	Tootsie Roll Industries, Inc.	4,988	210,593
»	TreeHouse Foods, Inc.	19,367	37,378
*	United Natural Foods, Inc.	20,599	1,030,362
	Universal Corp.	10,618	568,912
*	USANA Health Sciences, Inc.	7,508	143,027
	Village Super Market, Inc., Class A	5,138	221,396
*	Vital Farms, Inc.	10,262	140,076
	Weis Markets, Inc.	11,532	809,316
*	Willamette Valley Vineyards, Inc.	206	585
TOTAL CONSUMER STAPLES			58,262,660
ENERGY — (10.9%)
*	Antero Resources Corp.	107,713	4,228,812
	APA Corp.	142,454	5,802,151
	Ardmore Shipping Corp.	18,203	322,557
	Atlas Energy Solutions, Inc.	25,262	439,054
#	Bristow Group, Inc.	11,552	567,550
	Cactus, Inc., Class A	9,099	506,996
	California Resources Corp.	35,036	2,391,557
	Chord Energy Corp. (CHRD US)	17,961	2,615,122
*	CNX Resources Corp.	67,659	2,632,612
*	Comstock Resources, Inc.	81,882	1,426,384
	Core Laboratories, Inc.	11,696	171,346
	Core Natural Resources, Inc.	4,614	414,060
	Crescent Energy Co., Class A	108,343	1,457,213
	DHT Holdings, Inc.	75,972	1,403,963
	Dorian LPG Ltd.	19,585	755,002
*	Drilling Tools International Corp.	8,586	29,622
#*	DT Midstream, Inc.	17,772	2,630,078
		Shares	Value†
ENERGY — (Continued)
	Epsilon Energy Ltd.	6,821	$43,382
	Evolution Petroleum Corp.	11,610	55,728
#*	Expro Group Holdings NV	35,866	653,120
*	Forum Energy Technologies, Inc.	3,781	237,711
	FutureFuel Corp.	1,765	8,790
*	Geospace Technologies Corp.	2,271	20,780
	Granite Ridge Resources, Inc.	48,119	290,158
*	Gulfport Energy Corp.	3,507	675,238
*	Helix Energy Solutions Group, Inc.	60,650	627,727
	Helmerich & Payne, Inc.	39,845	1,608,941
	HF Sinclair Corp.	60,990	4,099,138
*	Innovex International, Inc.	15,673	435,239
	International Seaways, Inc.	20,537	1,703,544
	Kodiak Gas Services, Inc.	5,608	380,222
*	Kosmos Energy Ltd.	90,949	280,123
	Liberty Energy, Inc.	66,928	2,261,497
	Magnolia Oil & Gas Corp., Class A	62,703	1,896,139
	Matador Resources Co.	51,264	3,252,188
	Murphy Oil Corp.	61,922	2,585,863
*	Nabors Industries Ltd.	3,972	407,567
	NACCO Industries, Inc., Class A	2,696	129,893
*	National Energy Services Reunited Corp.	23,127	576,787
	Natural Gas Services Group, Inc.	5,881	239,298
#	Noble Corp. PLC	47,721	2,435,203
	Nordic American Tankers Ltd.	89,134	497,368
#	Northern Oil & Gas, Inc.	39,960	1,085,314
	NOV, Inc.	138,343	2,830,498
*	Oceaneering International, Inc.	27,631	1,037,268
*	Oil States International, Inc.	23,301	267,495
	Ovintiv, Inc.	93,622	5,762,434
*	Par Pacific Holdings, Inc.	14,118	927,129
	Patterson-UTI Energy, Inc.	156,730	1,915,241

6

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Peabody Energy Corp.	34,710	$925,369
	Permian Resources Corp., Class A	187,374	4,051,026
*	PrimeEnergy Resources Corp.	646	143,147
*	ProPetro Holding Corp.	47,514	813,915
	Range Resources Corp.	90,776	3,948,756
	Ranger Energy Services, Inc., Class A	9,962	173,937
*	REX American Resources Corp.	15,958	773,963
	Riley Exploration Permian, Inc.	7,481	270,588
	RPC, Inc.	82,897	653,228
	SandRidge Energy, Inc.	15,094	234,712
	Scorpio Tankers, Inc.	21,314	1,733,468
*	SEACOR Marine Holdings, Inc.	10,107	76,813
*	Seadrill Ltd.	23,676	1,176,460
	Select Water Solutions, Inc.	42,441	710,038
	SFL Corp. Ltd.	60,832	701,393
	SM Energy Co.	94,580	2,934,817
	Smart Sand, Inc.	3,473	19,136
*	Talos Energy, Inc.	71,087	1,131,705
	Teekay Corp. Ltd.	38,216	510,566
	Teekay Tankers Ltd., Class A	14,001	1,099,779
*	Tidewater, Inc.	15,054	1,344,774
*	Transocean Ltd.	295,850	2,017,697
	VAALCO Energy, Inc.	37,435	245,948
*	Valaris Ltd.	25,785	2,629,554
#	Vitesse Energy, Inc.	11,502	215,777
	World Kinect Corp.	2,891	77,970
TOTAL ENERGY			95,635,638
FINANCIALS — (27.4%)
	1st Source Corp.	9,136	671,770
*	Acacia Research Corp.	28,128	142,890
	ACNB Corp.	3,377	171,180
	Affiliated Managers Group, Inc.	1,899	559,578
	Alerus Financial Corp.	6,623	178,424
	Ally Financial, Inc.	110,586	4,908,913
	Amalgamated Financial Corp.	11,191	457,488
	American Coastal Insurance Corp.	8,953	106,541
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	17,496	$2,331,692
	Ameris Bancorp	27,481	2,342,755
	AMERISAFE, Inc.	1,200	36,360
	AmeriServ Financial, Inc.	6,300	24,948
	Ames National Corp.	3,344	94,234
	Arrow Financial Corp.	6,238	229,870
	Associated Banc-Corp.	60,986	1,717,366
	Associated Capital Group, Inc., Class A	738	29,040
	Assurant, Inc.	10,044	2,373,096
	Assured Guaranty Ltd.	15,136	1,239,638
	Atlantic Union Bankshares Corp.	47,558	1,790,559
*	Atlanticus Holdings Corp.	5,316	422,144
	Auburn National BanCorp, Inc.	44	1,055
	Axis Capital Holdings Ltd.	31,581	3,171,048
*	Axos Financial, Inc.	20,940	2,019,454
	Banc of California, Inc.	47,523	890,106
	BancFirst Corp.	375	41,854
	Bank First Corp.	23	3,342
	Bank of Hawaii Corp.	3,372	268,108
	Bank of Marin Bancorp	4,760	122,046
	Bank of NT Butterfield & Son Ltd.	11,773	652,813
	Bank OZK	45,165	2,175,146
	Bank7 Corp.	1,372	58,914
	BankUnited, Inc.	28,884	1,342,528
	Bankwell Financial Group, Inc.	2,746	142,023
	Banner Corp.	14,019	938,011
	Bar Harbor Bankshares	7,076	242,353
	BayCom Corp.	4,936	147,981
	BCB Bancorp, Inc.	1,495	15,174
	Beacon Financial Corp.	37,688	1,075,239
	BOK Financial Corp.	21,196	2,835,813
	Bread Financial Holdings, Inc.	19,436	1,647,784
*	Bridgewater Bancshares, Inc.	9,928	179,995
*	Brighthouse Financial, Inc.	25,341	1,577,731
	Burke & Herbert Financial Services Corp.	2,789	179,361

7

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Business First Bancshares, Inc.	11,335	$310,352
*	BV Financial, Inc.	3,545	69,411
	Byline Bancorp, Inc.	15,732	505,784
	C&F Financial Corp.	1,573	117,582
	California BanCorp	2,443	45,660
	Camden National Corp.	6,763	325,774
	Capital Bancorp, Inc.	3,865	121,709
	Capital City Bank Group, Inc.	8,430	389,213
	Capitol Federal Financial, Inc.	54,662	419,804
*	Carter Bankshares, Inc.	9,177	234,931
	Cass Information Systems, Inc.	872	41,237
	Cathay General Bancorp	28,379	1,590,075
	Central Pacific Financial Corp.	10,905	362,918
	CF Bankshares, Inc.	1,337	39,174
	Chemung Financial Corp.	1,723	114,424
	ChoiceOne Financial Services, Inc.	876	26,306
	Citizens & Northern Corp.	6,264	138,309
	Citizens Community Bancorp, Inc.	2,817	58,453
	Citizens Financial Services, Inc.	710	44,844
	City Holding Co.	1,383	170,054
	Civista Bancshares, Inc.	7,147	177,746
	CNB Financial Corp.	9,197	279,405
	CNO Financial Group, Inc.	32,607	1,449,381
	Colony Bankcorp, Inc.	6,665	132,234
	Columbia Banking System, Inc.	92,853	2,748,449
*	Columbia Financial, Inc.	5,376	103,380
	Commerce Bancshares, Inc.	34,727	1,806,846
	Community Financial System, Inc.	15,875	1,005,840
	Community Trust Bancorp, Inc.	8,667	562,748
	Community West Bancshares	9,208	218,414
	ConnectOne Bancorp, Inc.	18,301	534,755
		Shares	Value†
FINANCIALS — (Continued)
*	Consumer Portfolio Services, Inc.	9,697	$88,049
	Corebridge Financial, Inc.	158,719	4,371,121
	Cullen/Frost Bankers, Inc.	13,002	1,884,380
*	Customers Bancorp, Inc.	13,564	1,034,526
	CVB Financial Corp.	64,228	1,308,324
	DigitalBridge Group, Inc.	38,290	595,792
	Dime Community Bancshares, Inc.	15,816	567,636
	Donegal Group, Inc. (DGICA US), Class A	12,902	217,012
	Donegal Group, Inc. (DGICB US), Class B	592	11,396
	Eagle Bancorp Montana, Inc.	1,910	42,249
	Eagle Financial Services, Inc.	386	14,544
	East West Bancorp, Inc.	15,038	1,901,856
*	eHealth, Inc.	10,722	22,087
	Employers Holdings, Inc.	9,954	419,262
	Enact Holdings, Inc.	17,618	752,817
*	Encore Capital Group, Inc.	2,239	185,322
*	Enova International, Inc.	1,943	329,164
	Enterprise Financial Services Corp.	14,118	816,303
	Equity Bancshares, Inc., Class A	6,658	301,874
	Essent Group Ltd.	37,252	2,254,491
*	Euronet Worldwide, Inc.	9,565	692,315
	Everest Group Ltd.	1,234	440,242
*	EZCORP, Inc., Class A	23,818	780,754
	F&G Annuities & Life, Inc.	19,547	559,826
	Farmers & Merchants Bancorp, Inc.	4,508	120,724
	Farmers National Banc Corp.	14,377	202,284
	FB Financial Corp.	18,393	994,510
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,289	571,628

8

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Financial, Inc.	70,926	$3,709,430
*	Finance of America Cos., Inc., Class A	1,718	33,931
	Financial Institutions, Inc.	8,034	273,718
*	Finwise Bancorp	878	13,653
	First American Financial Corp.	42,727	2,996,445
	First BanCorp	59,213	1,437,692
	First Bancorp, Inc.	4,291	122,122
	First Bancorp/Southern Pines NC	14,296	825,451
	First Bank	8,559	127,016
	First Busey Corp.	31,717	830,985
	First Business Financial Services, Inc.	3,548	199,398
	First Commonwealth Financial Corp.	44,620	821,454
	First Community Bankshares, Inc.	8,067	343,816
	First Community Corp.	2,787	82,523
	First Financial Bancorp	41,841	1,266,945
	First Financial Bankshares, Inc.	2,876	92,809
	First Financial Corp.	5,163	339,054
#	First Hawaiian, Inc.	45,360	1,237,421
	First Horizon Corp.	186,047	4,643,733
	First Internet Bancorp	2,285	52,372
	First Interstate BancSystem, Inc., Class A	36,371	1,290,807
	First Merchants Corp.	23,413	946,822
	First Mid Bancshares, Inc.	8,647	363,952
	First United Corp.	2,632	97,805
*	First Western Financial, Inc.	2,880	81,533
*	Firstsun Capital Bancorp	4,907	173,512
	Five Star Bancorp	3,648	147,562
	FNB Corp.	131,924	2,354,843
	Franklin Financial Services Corp.	986	55,561
	Franklin Resources, Inc.	140,025	4,196,549
	FS Bancorp, Inc.	3,495	142,037
	Fulton Financial Corp.	72,404	1,563,202
	FVCBankcorp, Inc.	2,378	37,239
*	Genworth Financial, Inc.	155,192	1,364,138
		Shares	Value†
FINANCIALS — (Continued)
	German American Bancorp, Inc.	8,275	$356,404
	Glacier Bancorp, Inc.	5,369	263,349
	Globe Life, Inc.	21,961	3,388,582
	Great Southern Bancorp, Inc.	5,547	378,416
*	Green Dot Corp., Class A	19,681	246,997
*	Greenlight Capital Re Ltd., Class A	8,145	149,216
	Hamilton Insurance Group Ltd., Class B	18,366	601,854
	Hancock Whitney Corp.	32,688	2,206,767
	Hanmi Financial Corp.	13,175	394,064
	Hanover Insurance Group, Inc.	7,352	1,379,897
	HBT Financial, Inc.	7,866	218,360
	HCI Group, Inc.	579	88,917
	Heritage Financial Corp.	13,880	381,978
*	Heritage Insurance Holdings, Inc.	11,919	349,465
	Hilltop Holdings, Inc.	21,057	793,217
#	Hingham Institution For Savings	766	217,697
	Home Bancorp, Inc.	3,022	187,938
	Home BancShares, Inc.	38,636	1,038,149
	HomeTrust Bancshares, Inc.	5,808	265,251
	Hope Bancorp, Inc.	50,376	627,181
	Horace Mann Educators Corp.	17,338	787,839
	Horizon Bancorp, Inc.	2,581	46,716
	Independent Bank Corp. (IBCP US)	8,955	297,396
	Independent Bank Corp. (INDB US)	15,528	1,211,029
	International Bancshares Corp.	21,234	1,523,327
	Invesco Ltd.	156,477	4,101,262
	Investar Holding Corp.	4,282	118,654
	Investors Title Co.	721	170,718
	Jackson Financial, Inc., Class A	30,714	3,555,760
	James River Group Holdings, Inc.	6,243	38,707
	Janus Henderson Group PLC	12,139	626,494
	Kearny Financial Corp.	17,424	140,089
	Kemper Corp.	21,764	733,229
	Kingstone Cos., Inc.	815	13,586

9

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Financial Corp.	828	$50,111
	Landmark Bancorp, Inc.	298	7,903
	LCNB Corp.	4,043	65,537
*	LendingClub Corp.	43,067	735,154
	Lincoln National Corp.	69,536	2,629,156
	Live Oak Bancshares, Inc.	12,652	475,715
	MainStreet Bancshares, Inc.	762	17,846
	Mechanics Bancorp, Class A	4,641	68,524
	Mercantile Bank Corp.	6,763	347,010
	Merchants Bancorp	13,888	646,348
	Mercury General Corp.	19,773	1,924,111
	Meridian Corp.	4,436	83,486
	Metrocity Bankshares, Inc.	4,795	153,392
	Metropolitan Bank Holding Corp.	3,799	335,642
	MGIC Investment Corp.	99,100	2,624,168
	Mid Penn Bancorp, Inc.	5,793	190,995
	MVB Financial Corp.	4,208	109,955
	National Bank Holdings Corp., Class A	12,704	542,461
	National Bankshares, Inc.	1,859	66,543
	Navient Corp.	30,811	284,694
	NB Bancorp, Inc.	1,281	25,146
	NBT Bancorp, Inc.	19,343	845,096
	Nelnet, Inc., Class A	11,590	1,642,303
*	NerdWallet, Inc., Class A	8,811	95,511
*	NI Holdings, Inc.	966	12,442
	Nicolet Bankshares, Inc.	5,582	817,651
*	NMI Holdings, Inc.	31,403	1,215,610
	Northeast Bank	3,666	455,867
	Northeast Community Bancorp, Inc.	5,087	122,063
	Northfield Bancorp, Inc.	21,268	296,689
	Northrim BanCorp, Inc.	10,292	252,463
	Northwest Bancshares, Inc.	56,017	774,715
	Norwood Financial Corp.	1,470	43,027
	Oak Valley Bancorp	1,867	61,760
		Shares	Value†
FINANCIALS — (Continued)
	OceanFirst Financial Corp.	24,367	$464,679
	OFG Bancorp	21,015	965,849
	Ohio Valley Banc Corp.	197	8,768
	Old National Bancorp	118,603	2,842,914
	Old Republic International Corp.	47,879	1,912,766
	Old Second Bancorp, Inc.	19,804	408,160
	OneMain Holdings, Inc.	41,143	2,417,974
*	Onity Group, Inc.	3,382	155,606
	OP Bancorp	4,262	61,117
*	Oportun Financial Corp.	14,967	91,149
	Oppenheimer Holdings, Inc., Class A	3,757	430,101
	Orange County Bancorp, Inc.	498	16,982
	Origin Bancorp, Inc.	9,922	464,548
	Orrstown Financial Services, Inc.	6,818	250,493
	Park National Corp.	4,087	703,741
	Parke Bancorp, Inc.	4,063	122,337
	Pathward Financial, Inc.	7,696	668,321
*	Payoneer Global, Inc.	61,264	305,095
*	Paysafe Ltd.	22,709	205,289
	PCB Bancorp	5,178	124,945
	Peapack-Gladstone Financial Corp.	6,691	279,349
	PennyMac Financial Services, Inc.	15,383	1,388,931
	Peoples Bancorp of North Carolina, Inc.	1,852	73,006
	Peoples Bancorp, Inc.	15,500	533,200
	Peoples Financial Services Corp.	3,356	191,158
	Pinnacle Financial Partners, Inc.	31,428	3,109,486
	Plumas Bancorp	212	10,814
*	Ponce Financial Group, Inc.	7,772	135,699
	Popular, Inc.	23,074	3,468,714
*	PRA Group, Inc.	1,565	34,101
	Preferred Bank	5,144	487,291
	Primis Financial Corp.	3,465	50,797
	Princeton Bancorp, Inc.	440	15,739
*	ProAssurance Corp.	3,068	75,780
	PROG Holdings, Inc.	6,066	217,345

10

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	34,555	$2,406,756
	Provident Financial Holdings, Inc.	3,183	54,620
	Provident Financial Services, Inc.	50,935	1,155,206
	QCR Holdings, Inc.	7,238	654,460
	Radian Group, Inc.	30,487	1,092,349
	RBB Bancorp	7,237	174,556
	Red River Bancshares, Inc.	1,869	169,574
	Regional Management Corp.	4,452	166,282
	Reinsurance Group of America, Inc.	12,258	2,592,077
	RenaissanceRe Holdings Ltd.	12,211	3,748,411
	Renasant Corp.	34,357	1,370,501
*	Repay Holdings Corp.	15,773	59,780
	Republic Bancorp, Inc., Class A	5,784	438,022
	Riverview Bancorp, Inc.	6,235	32,297
	S&T Bancorp, Inc.	15,758	695,401
	Safety Insurance Group, Inc.	5,028	377,904
	Seacoast Banking Corp. of Florida	21,439	674,685
*	Security National Financial Corp., Class A	6,827	66,905
	Selective Insurance Group, Inc.	3,331	279,637
	ServisFirst Bancshares, Inc.	1,005	80,018
	Shore Bancshares, Inc.	13,172	254,220
	Sierra Bancorp	6,898	248,880
*	SiriusPoint Ltd.	48,263	1,129,837
	SLM Corp.	50,003	1,154,069
	SmartFinancial, Inc.	6,619	277,601
	South Plains Financial, Inc.	4,434	182,149
*	Southern First Bancshares, Inc.	3,195	179,879
	Southern Missouri Bancorp, Inc.	4,188	285,789
	Southside Bancshares, Inc.	11,162	368,681
	Southstate Bank Corp.	35,905	3,506,841
	Stellar Bancorp, Inc.	16,646	625,224
*††	Sterling Bancorp, Inc.	2,736	0
	Stewart Information Services Corp.	9,563	669,314
		Shares	Value†
FINANCIALS — (Continued)
	Stifel Financial Corp.	7,229	$569,717
	Stock Yards Bancorp, Inc.	2,305	166,721
*	Texas Capital Bancshares, Inc.	19,875	2,001,413
	TFS Financial Corp.	4,675	70,312
*	Third Coast Bancshares, Inc.	4,612	172,212
	Timberland Bancorp, Inc.	3,000	119,640
	Tiptree, Inc.	18,356	316,457
	Tompkins Financial Corp.	4,656	392,361
	Towne Bank	29,337	1,043,224
	TriCo Bancshares	10,861	545,982
*	Triumph Financial, Inc.	5,237	354,440
	TrustCo Bank Corp.	9,640	458,864
#	Trustmark Corp.	24,675	1,094,830
	UMB Financial Corp.	18,276	2,305,883
*††	Unico American Corp.	1,400	18
	United Bancshares, Inc.	406	15,294
	United Bankshares, Inc.	50,669	2,219,809
	United Community Banks, Inc.	43,727	1,457,421
	United Fire Group, Inc.	9,971	402,031
	Unity Bancorp, Inc.	3,541	185,123
	Universal Insurance Holdings, Inc.	13,515	535,599
	Univest Financial Corp.	14,672	557,389
	Unum Group	40,414	3,248,477
	USCB Financial Holdings, Inc.	1,568	28,600
	Valley National Bancorp	182,279	2,473,526
*	Velocity Financial, Inc.	9,916	191,280
	Victory Capital Holdings, Inc., Class A	10,825	849,871
	Virginia National Bankshares Corp.	967	40,807
	Virtus Investment Partners, Inc.	2,323	338,113
	Voya Financial, Inc.	12,991	1,064,742
	WaFd, Inc.	33,876	1,199,210
	Walker & Dunlop, Inc.	9,337	470,118
	Washington Trust Bancorp, Inc.	306	9,618
	Waterstone Financial, Inc.	11,818	212,960

11

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	40,479	$2,929,060
	WesBanco, Inc.	33,376	1,147,467
	West BanCorp, Inc.	6,124	146,670
	Westamerica BanCorp	6,837	374,804
	Western Alliance Bancorp	20,343	1,658,768
	Western New England Bancorp, Inc.	12,440	173,538
	Westwood Holdings Group, Inc.	1,679	27,603
	White Mountains Insurance Group Ltd.	936	2,089,143
	Wintrust Financial Corp.	14,533	2,188,234
*	World Acceptance Corp.	1,568	230,747
	WSFS Financial Corp.	23,435	1,686,617
	Zions Bancorp NA	51,083	3,239,684
TOTAL FINANCIALS			241,233,760
HEALTH CARE — (6.1%)
*	Acadia Healthcare Co., Inc.	32,688	846,456
*	Accendra Health, Inc.	5,251	19,481
	Acme United Corp.	700	28,532
*	AdaptHealth Corp.	46,339	607,504
*	Addus HomeCare Corp.	6,361	616,317
*	Align Technology, Inc.	14,490	2,550,385
*	Alkermes PLC	26,838	904,709
*	Amneal Pharmaceuticals, Inc.	2,194	28,237
*	Amphastar Pharmaceuticals, Inc.	14,477	317,915
*	ANI Pharmaceuticals, Inc.	4,133	328,367
*	Anika Therapeutics, Inc.	5,087	63,333
*	Astrana Health, Inc.	4,860	165,920
*	Avanos Medical, Inc.	14,436	355,414
*	Avantor, Inc.	101,916	825,520
*	BioMarin Pharmaceutical, Inc.	7,746	417,587
*	Bio-Rad Laboratories, Inc., Class A	7,479	2,095,017
*	Black Diamond Therapeutics, Inc.	968	2,565
*	CareCloud, Inc.	4,697	14,185
*	CareDx, Inc.	1,306	27,178
		Shares	Value†
HEALTH CARE — (Continued)
*	Castle Biosciences, Inc.	3,879	$94,997
*	Catalyst Pharmaceuticals, Inc.	15,182	427,070
*	Certara, Inc.	57,452	352,181
*	Charles River Laboratories International, Inc.	13,598	2,270,458
*	Community Health Systems, Inc.	581	1,650
	CONMED Corp.	6,242	228,832
*	Cooper Cos., Inc.	14,130	888,777
*	Cross Country Healthcare, Inc.	6,760	68,411
*	Cumberland Pharmaceuticals, Inc.	4,400	18,436
*	Elanco Animal Health, Inc.	179,810	4,022,350
*	Emergent BioSolutions, Inc.	20,652	169,966
*	Enovis Corp.	22,152	519,243
*	Envista Holdings Corp.	62,090	1,610,615
*	Evolent Health, Inc., Class A	14,736	55,260
*	Fate Therapeutics, Inc.	10,799	13,499
*	FONAR Corp.	129	2,442
*	Fulcrum Therapeutics, Inc.	7,844	55,928
*	Globus Medical, Inc., Class A	6,942	626,030
*	GoodRx Holdings, Inc., Class A	19,221	45,362
*	Haemonetics Corp.	12,394	744,755
*	Harmony Biosciences Holdings, Inc.	14,318	447,581
*	Health Catalyst, Inc.	12,740	15,925
*	HealthEquity, Inc.	961	78,831
	HealthStream, Inc.	13,268	275,444
*	Henry Schein, Inc.	9,827	732,996
*	ICON PLC	9,153	1,083,074
*	ICU Medical, Inc.	3,289	392,049
*	InfuSystem Holdings, Inc.	4,931	49,951
*	Innoviva, Inc.	31,928	734,025
*	Integer Holdings Corp.	8,566	758,177
*	Integra LifeSciences Holdings Corp.	21,973	231,595
*	Jazz Pharmaceuticals PLC	2,265	459,840

12

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Keros Therapeutics, Inc.	4,251	$47,271
*	Kewaunee Scientific Corp.	775	28,683
††	Kinnate Biopharma, Inc.	1,216	93
*	LENSAR, Inc.	296	1,548
*	LifeStance Health Group, Inc.	18,036	136,533
*	LivaNova PLC	11,158	670,596
	Mesa Laboratories, Inc.	1,271	127,100
*	MiMedx Group, Inc.	35,630	119,717
*	Molina Healthcare, Inc.	17,173	3,342,209
	National HealthCare Corp.	6,242	1,081,676
*	Neogen Corp.	66,505	625,147
*»	OmniAb, Inc. (2200963D US)	521	0
*»	OmniAb, Inc. (2200964D US)	521	0
*	OmniAb, Inc. (OABI UQ)	8,389	11,661
*	Omnicell, Inc.	10,569	437,768
*	OPKO Health, Inc.	8,801	9,901
*	OptimizeRx Corp.	3,830	23,861
*	Option Care Health, Inc.	22,418	455,758
*	OraSure Technologies, Inc.	4,603	13,993
*	Organogenesis Holdings, Inc.	26,677	62,691
	Organon & Co.	9,894	131,095
*	Pacira BioSciences, Inc.	6,301	160,612
*††	PDL BioPharma, Inc.	35,325	10,597
*	Pediatrix Medical Group, Inc.	28,557	642,818
*	Pennant Group, Inc.	8,110	254,005
	Perrigo Co. PLC	52,129	617,207
*	Prestige Consumer Healthcare, Inc.	13,789	776,596
*	Puma Biotechnology, Inc.	15,218	114,287
*	Q32 Bio, Inc.	100	560
*	QuidelOrtho Corp.	20,586	253,208
	Revvity, Inc.	25,175	2,180,658
††	Sage Therapeutics, Inc.	8,633	4,057
	Select Medical Holdings Corp.	37,390	613,570
	SIGA Technologies, Inc.	20,350	93,610
		Shares	Value†
HEALTH CARE — (Continued)
*	Simulations Plus, Inc.	2,584	$36,615
*	Solventum Corp.	7,766	523,118
*	Supernus Pharmaceuticals, Inc.	19,213	922,224
*	Surgery Partners, Inc.	33,855	474,986
*	Tactile Systems Technology, Inc.	8,554	196,913
*	Teladoc Health, Inc.	11,317	68,581
*††	Third Harmonic Bio, Inc.	2,917	0
*	TruBridge, Inc.	5,730	147,261
	U.S. Physical Therapy, Inc.	2,023	144,078
	Universal Health Services, Inc., Class B	22,292	3,751,075
	Utah Medical Products, Inc.	1,014	66,336
*	Veracyte, Inc.	27,745	913,365
††	Verve Therapeutics, Inc.	10,185	18,944
	Viatris, Inc.	378,221	5,650,622
*	Waystar Holding Corp.	2,240	47,880
TOTAL HEALTH CARE			53,701,456
INDUSTRIALS — (16.7%)
*	AAR Corp.	13,656	1,507,213
	ABM Industries, Inc.	26,571	1,084,097
	ACCO Brands Corp.	38,191	122,593
	Acuity, Inc.	6,577	1,905,817
	Aebi Schmidt Holding AG	13,318	154,755
*	AerSale Corp.	13,811	92,810
	AGCO Corp.	23,289	2,818,435
	Alamo Group, Inc.	4,918	852,978
*	Alaska Air Group, Inc.	47,612	1,862,105
	Albany International Corp., Class A	6,537	379,407
	Alight, Inc., Class A	199,773	165,292
*	Allegiant Travel Co.	7,373	557,694
	Allient, Inc.	5,454	415,486
*	Amentum Holdings, Inc.	78,359	2,055,357
*	Ameresco, Inc., Class A	10,563	312,559
*	American Woodmark Corp.	8,096	353,633
	Apogee Enterprises, Inc.	9,656	351,478
	ArcBest Corp.	10,050	1,282,078
	Arcosa, Inc.	11,075	1,400,655
	Astec Industries, Inc.	11,802	767,366
*	Asure Software, Inc.	9,877	89,387

13

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Atkore, Inc.	3,087	$241,249
	AZZ, Inc.	8,743	1,250,599
	Barrett Business Services, Inc.	6,746	212,701
*	BlueLinx Holdings, Inc.	4,368	231,329
	Boise Cascade Co.	15,348	1,216,636
*	Bowman Consulting Group Ltd.	3,712	117,151
	Brady Corp., Class A	11,277	922,684
*	BrightView Holdings, Inc.	38,581	459,114
*	Broadwind, Inc.	4,795	12,755
*	Builders FirstSource, Inc.	34,498	2,728,447
*	CACI International, Inc., Class A	2,645	1,374,183
*	Casella Waste Systems, Inc., Class A	2,787	220,870
*	Civeo Corp.	5,078	161,988
#*	Clarivate PLC	211,914	608,193
	CNH Industrial NV	440,999	4,723,099
	Columbus McKinnon Corp.	10,024	154,871
	CompX International, Inc.	200	4,654
#	Concentrix Corp.	25,535	608,244
*	Concrete Pumping Holdings, Inc.	19,609	155,303
*	Conduent, Inc.	70,647	120,806
	Copa Holdings SA, Class A	9,725	1,124,988
	Costamare, Inc.	50,905	846,041
	Covenant Logistics Group, Inc.	8,598	299,726
*	Custom Truck One Source, Inc.	52,884	520,907
	Deluxe Corp.	18,257	568,706
*	Distribution Solutions Group, Inc.	5,134	138,926
*	DLH Holdings Corp.	5,758	33,512
*	DNOW, Inc.	59,840	807,242
	Douglas Dynamics, Inc.	4,567	210,676
	Eastern Co.	2,426	53,032
	EnerSys	11,743	2,504,312
	Ennis, Inc.	13,134	274,238
	Enpro, Inc.	3,721	1,084,858
	Esab Corp.	11,004	1,081,363
	Espey Mfg. & Electronics Corp.	636	45,086
*	First Advantage Corp.	11,337	144,660
		Shares	Value†
INDUSTRIALS — (Continued)
	Fortune Brands Innovations, Inc.	45,220	$1,833,219
	Franklin Electric Co., Inc.	4,815	482,415
*	FTI Consulting, Inc.	6,101	1,093,909
*	Gates Industrial Corp. PLC	46,231	1,183,976
	GATX Corp.	8,844	1,732,716
	Genco Shipping & Trading Ltd.	18,455	447,349
*	Gencor Industries, Inc.	4,211	62,660
	Genpact Ltd.	57,219	1,988,360
*	Gibraltar Industries, Inc.	10,762	420,041
	Global Industrial Co.	484	16,025
	Greenbrier Cos., Inc.	14,971	735,376
*	GXO Logistics, Inc.	28,921	1,652,257
*	Hayward Holdings, Inc.	54,738	821,617
*	Healthcare Services Group, Inc.	17,705	379,064
	Heartland Express, Inc.	31,759	424,935
	Helios Technologies, Inc.	11,328	774,835
	Herc Holdings, Inc.	9,762	1,238,993
#*	Hillman Solutions Corp.	62,466	509,723
	HNI Corp.	6,995	255,597
	Hub Group, Inc., Class A	24,442	1,071,293
*	Hudson Technologies, Inc.	18,401	115,190
	Huntington Ingalls Industries, Inc.	73	26,593
	Hyster-Yale, Inc.	3,879	153,104
*	IBEX Holdings Ltd.	4,584	127,206
	ICF International, Inc.	6,316	452,605
	IDEX Corp.	4,174	909,306
	Insteel Industries, Inc.	8,640	226,195
	Interface, Inc.	17,456	486,673
*	Janus International Group, Inc.	52,475	272,870
*	JELD-WEN Holding, Inc.	30,555	41,860
	KBR, Inc.	27,838	1,043,647
	Kennametal, Inc.	31,848	1,232,836
*	Kirby Corp.	13,696	2,061,796
	Knight-Swift Transportation Holdings, Inc.	59,207	3,842,534
	Korn Ferry	19,663	1,306,410
*	L.B. Foster Co., Class A	4,474	136,949

14

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lindsay Corp.	2,377	$266,153
	LSI Industries, Inc.	11,991	291,501
	Luxfer Holdings PLC	9,439	142,057
*	Manitowoc Co., Inc.	12,211	165,947
	Marten Transport Ltd.	32,026	482,952
*	Masterbrand, Inc.	47,071	422,698
	Matson, Inc.	12,428	2,167,816
	Maximus, Inc.	15,994	1,049,526
*	Mayville Engineering Co., Inc.	7,956	181,476
	McGrath RentCorp	7,223	798,503
*	Middleby Corp.	13,287	1,864,963
	Miller Industries, Inc.	5,647	271,000
	MillerKnoll, Inc.	25,723	413,626
*	Mistras Group, Inc.	13,414	253,256
*	Montrose Environmental Group, Inc.	3,216	67,697
	MSC Industrial Direct Co., Inc., Class A	5,851	598,382
	National Presto Industries, Inc.	2,897	405,116
	NL Industries, Inc.	7,073	42,438
*	NPK International, Inc.	32,061	524,197
*	NWPX Infrastructure, Inc.	4,966	488,356
*	OPENLANE, Inc.	45,225	1,421,874
*	Orion Group Holdings, Inc.	16,682	227,209
	Oshkosh Corp.	17,859	2,791,362
	Owens Corning	23,635	2,915,141
*	PAMT Corp.	7,251	73,235
	Pangaea Logistics Solutions Ltd.	22,564	172,840
	Park-Ohio Holdings Corp.	5,200	150,540
*	Perma-Pipe International Holdings, Inc.	2,650	86,735
	Preformed Line Products Co.	1,968	653,868
*	Proto Labs, Inc.	9,645	625,092
	Quad/Graphics, Inc.	11,555	85,969
	Quanex Building Products Corp.	14,841	295,930
*	Radiant Logistics, Inc.	22,821	191,925
	Regal Rexnord Corp.	20,071	4,315,867
*	Resideo Technologies, Inc.	59,091	2,444,595
	Robert Half, Inc.	15,388	409,475
	Rush Enterprises, Inc. (RUSHA US), Class A	26,791	1,983,338
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc. (RUSHB US), Class B	4,596	$334,865
	Ryder System, Inc.	14,052	3,565,976
*	Saia, Inc.	679	304,749
	Schneider National, Inc., Class B	34,967	1,087,124
	Science Applications International Corp.	12,619	1,221,141
	Sensata Technologies Holding PLC	52,057	2,167,653
*	Shoals Technologies Group, Inc., Class A	22,326	177,268
*	SkyWest, Inc.	18,505	1,519,631
*	StandardAero, Inc.	76,090	1,891,597
	Stanley Black & Decker, Inc.	36,914	2,885,198
*	Sun Country Airlines Holdings, Inc.	22,461	354,884
	TaskUS, Inc., Class A	7,097	45,989
*	Taylor Devices, Inc.	732	40,626
	Tecnoglass, Inc.	12,565	541,300
	Tennant Co.	4,383	363,964
	Terex Corp.	22,494	1,399,127
	Textron, Inc.	14,533	1,394,587
*	Thermon Group Holdings, Inc.	15,028	909,044
*	TIC Solutions, Inc.	23,339	213,318
	Timken Co.	19,370	2,147,939
*	Titan International, Inc.	27,432	209,032
*	Transcat, Inc.	1,490	113,389
#	TransUnion	54,934	3,900,314
	Trinity Industries, Inc.	38,005	1,239,343
*	TrueBlue, Inc.	2,728	14,977
#*	TTEC Holdings, Inc.	17,358	50,512
	Tutor Perini Corp.	4,166	387,105
	Twin Disc, Inc.	5,122	84,615
	UFP Industries, Inc.	9,267	829,304
*	U-Haul Holding Co. (UHAL US)	6,327	324,955
	U-Haul Holding Co. (UHAL/B US)	40,104	1,912,560
*	Ultralife Corp.	7,629	52,640
	UniFirst Corp.	5,587	1,427,534
	Universal Logistics Holdings, Inc.	8,876	213,734
*	Upwork, Inc.	33,385	345,535
*	V2X, Inc.	9,665	655,384
*	Vestis Corp.	37,938	368,757
	Virco Mfg. Corp.	6,012	36,433
*	VirTra, Inc.	4,692	20,926
	Wabash National Corp.	13,990	121,573

15

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Werner Enterprises, Inc.	25,671	$946,490
	WESCO International, Inc.	18,721	6,535,876
	Willis Lease Finance Corp.	2,750	533,913
	Worthington Enterprises, Inc.	13,940	756,524
TOTAL INDUSTRIALS			146,744,538
INFORMATION TECHNOLOGY — (6.6%)
*	8x8, Inc.	13,235	25,411
*	ACI Worldwide, Inc.	24,180	1,045,060
#*	Akamai Technologies, Inc.	22,694	2,337,028
*	Alpha & Omega Semiconductor Ltd.	10,260	445,592
	Amdocs Ltd.	26,363	1,704,895
	Amkor Technology, Inc.	61,116	4,262,841
*	Arrow Electronics, Inc.	21,560	4,049,615
*	Aviat Networks, Inc.	3,388	77,687
	Avnet, Inc.	38,757	3,197,840
*	Axcelis Technologies, Inc.	2,985	415,243
	Benchmark Electronics, Inc.	16,739	1,373,435
*	Cerence, Inc.	12,991	118,218
*	Cirrus Logic, Inc.	6,009	979,948
#*	Cleanspark, Inc.	81,944	1,026,758
	Climb Global Solutions, Inc.	780	13,010
	Crane NXT Co.	12,711	567,928
*	Crexendo, Inc.	6,602	43,177
	CTS Corp.	10,967	626,216
*	Daktronics, Inc.	10,373	203,933
*	Diebold Nixdorf, Inc.	7,212	553,954
#*	Digi International, Inc.	15,127	847,717
*	Digital Turbine, Inc.	22,010	77,695
*	Diodes, Inc.	14,981	1,605,214
	Dolby Laboratories, Inc., Class A	1,125	72,158
*	DXC Technology Co.	75,827	858,362
*	EPAM Systems, Inc.	1,687	191,947
	ePlus, Inc.	9,534	807,434
*	Everforth, Inc.	12,916	272,528
*	Globant SA	704	29,026
*	Harmonic, Inc.	21,816	249,357
	Information Services Group, Inc.	22,129	90,286
*	Insight Enterprises, Inc.	3,926	286,205
*	IPG Photonics Corp.	12,719	1,512,544
*	Itron, Inc.	9,279	777,580
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Key Tronic Corp.	2,038	$5,788
*	Kimball Electronics, Inc.	12,465	336,680
*	Knowles Corp.	42,523	1,326,292
*	KVH Industries, Inc.	1,384	12,594
*	Kyndryl Holdings, Inc.	49,109	678,686
*	LiveRamp Holdings, Inc.	22,217	649,403
	Methode Electronics, Inc.	2,393	19,192
*	Mitek Systems, Inc.	13,497	188,418
*	N-able, Inc.	28,017	145,128
*	NCR Voyix Corp.	46,641	321,357
*	NetScout Systems, Inc.	30,937	1,042,577
	OneSpan, Inc.	9,712	112,465
	PC Connection, Inc.	11,177	712,422
*	Penguin Solutions, Inc.	17,232	524,025
*	Photronics, Inc.	26,902	1,331,111
*	Plexus Corp.	9,960	2,495,777
*	Powerfleet, Inc. NJ	9,283	29,891
*	Progress Software Corp.	8,834	246,027
*	Qorvo, Inc.	5,204	490,321
	Ralliant Corp.	9,858	447,948
*	Ribbon Communications, Inc.	58,517	154,485
*	Sanmina Corp.	11,077	2,412,792
*	ScanSource, Inc.	12,586	517,536
*††	Silicon Graphics, Inc.	137	0
	Skyworks Solutions, Inc.	10,400	729,768
	TD SYNNEX Corp.	18,195	4,151,735
*	Turtle Beach Corp.	4,971	57,266
*	Veeco Instruments, Inc.	9,903	493,665
*	Viasat, Inc.	48,510	3,197,294
	Vishay Intertechnology, Inc.	46,985	1,361,155
*	Vishay Precision Group, Inc.	4,470	270,077
#	Xerox Holdings Corp.	69,361	156,062
*	Zebra Technologies Corp., Class A	12,200	2,760,372
TOTAL INFORMATION TECHNOLOGY			58,124,151
MATERIALS — (5.5%)
	AdvanSix, Inc.	10,418	256,908
*	Alpha Metallurgical Resources, Inc.	5,153	960,777

16

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ampco-Pittsburgh Corp.	4,848	$52,940
	AptarGroup, Inc.	17,891	2,212,759
	Ashland, Inc.	19,326	1,029,303
*	Aspen Aerogels, Inc.	8,603	31,917
	Avient Corp.	32,698	1,212,442
*	Axalta Coating Systems Ltd.	83,246	2,367,516
	Cabot Corp.	12,264	943,837
	Caledonia Mining Corp. PLC	4,337	99,317
	Celanese Corp.	25,686	1,740,483
	CF Industries Holdings, Inc.	22,006	2,733,145
*	Clearwater Paper Corp.	8,054	110,420
	Commercial Metals Co.	44,959	3,100,373
*	Core Molding Technologies, Inc.	2,490	67,106
	Eastman Chemical Co.	40,311	2,946,331
*	Ecovyst, Inc.	49,810	706,306
	Element Solutions, Inc.	45,982	1,958,373
	Ferroglobe PLC	11,724	54,399
	Flexible Solutions International, Inc.	572	3,546
	Fortitude Gold Corp.	5,267	26,072
	Friedman Industries, Inc.	2,766	56,952
#	Graphic Packaging Holding Co.	126,030	1,201,066
	Greif, Inc. (GEF US), Class A	11,043	720,445
	Greif, Inc. (GEF/B US), Class B	3,990	320,158
#	HB Fuller Co.	17,417	1,054,077
	Innospec, Inc.	8,920	680,239
*	Intrepid Potash, Inc.	4,826	190,965
	Kaiser Aluminum Corp.	5,735	977,416
*	Knife River Corp.	13,250	1,226,288
	Koppers Holdings, Inc.	8,891	363,020
	Kronos Worldwide, Inc.	19,548	145,437
	Louisiana-Pacific Corp.	17,334	1,251,342
*	LSB Industries, Inc.	21,756	324,164
	Materion Corp.	6,633	1,219,212
	Mativ Holdings, Inc.	24,035	223,045
	Mercer International, Inc.	18,311	20,508
*	Metallus, Inc.	17,421	335,180
		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	12,867	$925,652
	Mosaic Co.	107,035	2,490,705
	Myers Industries, Inc.	15,012	309,397
	NewMarket Corp.	343	231,738
	Nexa Resources SA	33,429	505,112
	Northern Technologies International Corp.	1,645	13,160
*	O-I Glass, Inc.	68,381	622,951
	Olin Corp.	40,444	1,151,845
	Orion SA	23,665	177,961
	Quaker Chemical Corp.	3,244	440,827
*	Rayonier Advanced Materials, Inc.	22,131	210,023
	Reliance, Inc.	627	227,288
††	Resolute Forest Products, Inc.	24,714	6,581
	Ryerson Holding Corp.	19,145	530,508
	Sensient Technologies Corp.	5,647	641,725
	Silgan Holdings, Inc.	45,533	1,846,363
#	Sonoco Products Co.	30,217	1,509,641
	Stepan Co.	8,487	424,605
	SunCoke Energy, Inc.	40,627	277,076
	Sylvamo Corp.	16,028	684,876
*	Tredegar Corp.	13,536	129,946
	TriMas Corp.	14,713	544,675
	Warrior Met Coal, Inc.	5,805	521,579
	Westlake Corp.	3,454	398,177
	Worthington Steel, Inc.	17,930	689,050
TOTAL MATERIALS			48,435,245
REAL ESTATE — (0.8%)
*	AMREP Corp.	1,121	30,884
*	Compass, Inc., Class A	18,938	143,361
*	Cushman & Wakefield Ltd.	101,231	1,421,283
*	Forestar Group, Inc.	19,031	537,816
*	FRP Holdings, Inc.	7,960	167,240
*	Howard Hughes Holdings, Inc.	17,853	1,111,706
*	Jones Lang LaSalle, Inc.	6,158	1,959,045
	Kennedy-Wilson Holdings, Inc.	34,605	377,194
	Marcus & Millichap, Inc.	2,361	65,612
	Newmark Group, Inc., Class A	33,463	539,424
*	RE/MAX Holdings, Inc., Class A	9,594	102,656

17

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	RMR Group, Inc., Class A	3,378	$60,162
*	Seaport Entertainment Group, Inc.	2,981	66,446
*	Stratus Properties, Inc.	1,111	33,619
*	Tejon Ranch Co.	5,835	114,191
TOTAL REAL ESTATE			6,730,639
UTILITIES — (0.4%)
	MDU Resources Group, Inc.	65,321	1,471,682
*	Montauk Renewables, Inc.	16,153	23,584
	New Jersey Resources Corp.	28,127	1,583,831
	Ormat Technologies, Inc.	8,360	960,564
TOTAL UTILITIES			4,039,661
TOTAL COMMON STOCKS			847,643,180
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	34,680	6,395
TOTAL RIGHTS/WARRANTS			6,395

		Shares	Value†
MONEY MARKET FUNDS — (0.7%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	5,922,834	$5,922,834
TOTAL INVESTMENT SECURITIES (Cost $656,181,888)			853,572,409
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	2,277,190	26,335,700
TOTAL INVESTMENTS — (100.0%)
(Cost $682,517,642)			$879,908,109
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$16,457,189	—	—	$16,457,189
Consumer Discretionary	118,154,716	$123,527	—	118,278,243
Consumer Staples	58,225,282	37,378	—	58,262,660
Energy	95,635,638	—	—	95,635,638
Financials	241,233,742	—	$18	241,233,760
Health Care	53,667,765	—	33,691	53,701,456
Industrials	146,744,538	—	—	146,744,538
Information Technology	58,124,151	—	—	58,124,151
Materials	48,428,664	—	6,581	48,435,245
Real Estate	6,730,639	—	—	6,730,639
Utilities	4,039,661	—	—	4,039,661

18

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Information Technology	—	$6,395	—	$6,395
Securities Lending Collateral	—	26,335,700	—	26,335,700
Money Market Funds	$5,922,834	—	—	5,922,834
Total Investments in Securities	$853,364,819	$26,503,000	$40,290˂˃	$879,908,109

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
19

Dimensional VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (5.4%)
	AT&T, Inc.	354,632	$9,266,534
#*	Charter Communications, Inc., Class A	6,022	994,654
	Comcast Corp., Class A	191,883	5,188,516
	Electronic Arts, Inc.	11,729	2,373,598
	Fox Corp. (FOX US), Class B	19,981	1,139,317
	Fox Corp. (FOXA US), Class A	19,046	1,209,231
*	GCI Liberty, Inc. (GLBKV US), Class C	174	5,960
*	GCI Liberty, Inc. (GLIBA US), Class A	120	4,183
*	Liberty Broadband Corp. (LBRDA US), Class A	600	23,058
*	Liberty Broadband Corp. (LBRDK US), Class C	6,600	254,034
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	535	42,372
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	4,527	389,096
#	News Corp. (NWS US), Class B	8,065	245,821
	News Corp. (NWSA US), Class A	16,744	440,702
#	Omnicom Group, Inc.	15,117	1,159,776
	Paramount Skydance Corp., Class B	14,902	152,596
*	Sphere Entertainment Co.	154	21,937
*	Take-Two Interactive Software, Inc.	580	123,981
	T-Mobile U.S., Inc.	28,623	5,595,796
	Verizon Communications, Inc.	217,401	10,441,770
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Walt Disney Co.	34,556	$3,585,185
*	Warner Bros Discovery, Inc.	94,164	2,547,136
TOTAL COMMUNICATION SERVICES			45,205,253
CONSUMER DISCRETIONARY — (7.0%)
*	Amazon.com, Inc.	96,923	25,690,410
*	Aptiv PLC	7,713	464,785
	Aramark	21,061	962,277
	Autoliv, Inc.	7,172	831,450
	Best Buy Co., Inc.	4,233	256,054
	BorgWarner, Inc.	10,903	621,144
*	Caesars Entertainment, Inc.	2,169	60,298
*	Capri Holdings Ltd.	1,300	25,363
*	CarMax, Inc.	7,769	305,399
	Carnival Corp.	76,047	2,016,006
	Dick's Sporting Goods, Inc.	958	217,389
	DR Horton, Inc.	21,828	3,358,456
*	Flutter Entertainment PLC	5,452	588,434
	Ford Motor Co.	313,394	3,785,800
	Gap, Inc.	1,476	36,295
	Garmin Ltd.	9,121	2,290,648
	General Motors Co.	78,828	6,061,085
	Gentex Corp.	170	3,929
	Genuine Parts Co.	6,863	735,919
	Harley-Davidson, Inc.	173	4,133
#	Hyatt Hotels Corp., Class A	2,188	366,643
	Lear Corp.	1,761	223,876
	Lennar Corp. (LEN US), Class A	11,769	1,062,741
#	Lennar Corp. (LENB US), Class B	1,507	133,189
	Lithia Motors, Inc.	218	63,246
	LKQ Corp.	35,025	1,106,090
*	Lululemon Athletica, Inc.	2,127	292,888
*	MGM Resorts International	7,230	281,536
*	Mohawk Industries, Inc.	618	65,236
	NIKE, Inc., Class B	19,835	879,881
*	NVR, Inc.	118	745,273
	Penske Automotive Group, Inc.	3,800	651,776
	PulteGroup, Inc.	20,992	2,568,581

20

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ralph Lauren Corp.	590	$211,598
*	Rivian Automotive, Inc., Class A	19,400	318,160
	Service Corp. International	700	56,721
	Toll Brothers, Inc.	3,629	515,826
*	Versigent PLC	2,571	89,908
#	Whirlpool Corp.	4,671	261,856
TOTAL CONSUMER DISCRETIONARY			58,210,299
CONSUMER STAPLES — (4.7%)
	Albertsons Cos., Inc., Class A	8,153	137,378
	Archer-Daniels-Midland Co.	17,513	1,305,419
*	BellRing Brands, Inc.	3,250	57,850
	Bunge Global SA	7,860	998,770
#	Campbell's Co.	12,528	260,457
	Casey's General Stores, Inc.	1,544	1,269,400
	Church & Dwight Co., Inc.	7,825	759,494
	Conagra Brands, Inc.	13,042	187,153
	Constellation Brands, Inc., Class A	12,500	1,957,250
*	Coty, Inc., Class A	22,970	56,506
*	Darling Ingredients, Inc.	4,055	260,453
	Dollar General Corp.	11,113	1,287,774
*	Dollar Tree, Inc.	21,034	2,042,612
	General Mills, Inc.	52,942	1,869,382
	Hormel Foods Corp.	9,549	205,017
	J.M. Smucker Co.	2,211	216,744
	Kenvue, Inc.	145,326	2,547,565
	Keurig Dr. Pepper, Inc.	47,384	1,393,090
	Kraft Heinz Co.	17,345	393,038
	Kroger Co.	60,301	4,104,689
	McCormick & Co., Inc. (MKC US)	2,337	118,813
	Molson Coors Beverage Co., Class B	11,394	486,980
	Mondelez International, Inc., Class A	67,677	4,158,075
*	Performance Food Group Co.	5,819	526,969
	Pilgrim's Pride Corp.	2,655	87,880
	Procter & Gamble Co.	44,286	6,514,028
	Seaboard Corp.	12	68,231
	Target Corp.	28,219	3,661,415
	Tyson Foods, Inc., Class A	10,665	683,306
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	U.S. Foods Holding Corp.	13,588	$1,270,342
TOTAL CONSUMER STAPLES			38,886,080
ENERGY — (12.3%)
	APA Corp.	454	18,491
	Baker Hughes Co.	90,415	6,299,213
	Chevron Corp.	65,596	12,680,363
	ConocoPhillips	64,415	8,102,119
	Coterra Energy, Inc.	58,717	2,108,527
	Devon Energy Corp.	49,369	2,536,086
	Diamondback Energy, Inc.	19,240	3,956,321
	EOG Resources, Inc.	42,603	5,988,704
	EQT Corp.	18,087	1,086,667
	Expand Energy Corp.	4,398	449,256
	Exxon Mobil Corp.	189,335	29,220,071
	Halliburton Co.	41,510	1,755,873
	HF Sinclair Corp.	3,700	248,677
	Kinder Morgan, Inc.	90,302	2,968,227
	Marathon Petroleum Corp.	23,522	5,840,277
	NOV, Inc.	626	12,808
	Occidental Petroleum Corp.	68,094	4,125,135
	ONEOK, Inc.	33,126	3,062,830
	Ovintiv, Inc.	10,759	662,216
	Phillips 66	16,282	2,916,920
	SLB Ltd.	84,388	4,799,989
	Valero Energy Corp.	12,500	3,157,250
	Williams Cos., Inc.	16,490	1,258,352
TOTAL ENERGY			103,254,372
FINANCIALS — (20.9%)
	Aflac, Inc.	22,972	2,611,227
	Allstate Corp.	19,316	4,196,594
	Ally Financial, Inc.	32,768	1,454,572
	American Financial Group, Inc.	4,681	623,837
	American International Group, Inc.	39,995	2,991,626
*	Arch Capital Group Ltd.	28,824	2,722,715
	Arthur J Gallagher & Co.	1,069	220,642
	Assurant, Inc.	3,963	936,338
	Axis Capital Holdings Ltd.	973	97,699
	Bank of America Corp.	116,602	6,233,543
	Bank of New York Mellon Corp.	26,396	3,546,831

21

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Berkshire Hathaway, Inc., Class B	31,008	$14,685,389
	Blackrock, Inc.	1,483	1,580,285
*	Block, Inc.	4,887	344,582
	Capital One Financial Corp.	12,064	2,307,843
	Carlyle Group, Inc.	2,100	105,147
	Charles Schwab Corp.	3,469	317,899
	Chubb Ltd.	13,005	4,252,635
	Cincinnati Financial Corp.	3,827	626,097
	Citigroup, Inc.	31,855	4,076,803
	Citizens Financial Group, Inc.	20,697	1,346,340
	CME Group, Inc.	922	265,370
	Corebridge Financial, Inc.	12,828	353,283
	East West Bancorp, Inc.	3,233	408,878
	Everest Group Ltd.	1,739	620,406
	Fidelity National Financial, Inc.	9,333	488,116
	Fidelity National Information Services, Inc.	42,824	1,992,601
	Fifth Third Bancorp	49,942	2,535,056
	First Citizens BancShares, Inc., Class A	678	1,345,030
	First Horizon Corp.	7,379	184,180
*	Fiserv, Inc.	17,382	1,088,982
	Franklin Resources, Inc.	10,235	306,743
	Global Payments, Inc.	10,222	735,575
	Globe Life, Inc.	4,255	656,546
	Goldman Sachs Group, Inc.	7,086	6,545,834
	Hartford Insurance Group, Inc.	29,291	4,007,302
	Huntington Bancshares, Inc.	62,613	1,049,394
	Intercontinental Exchange, Inc.	12,080	1,909,727
	Jefferies Financial Group, Inc.	1,212	58,443
	JPMorgan Chase & Co.	118,560	37,136,549
	KeyCorp	40,804	902,176
	Lincoln National Corp.	2,459	92,975
	Loews Corp.	7,809	879,371
	M&T Bank Corp.	5,919	1,294,071
*	Markel Group, Inc.	557	987,266
	MetLife, Inc.	50,464	4,042,166
	Morgan Stanley	38,630	7,362,492
		Shares	Value†
FINANCIALS — (Continued)
	Northern Trust Corp.	11,340	$1,886,296
	PayPal Holdings, Inc.	65,777	3,298,059
	Pinnacle Financial Partners, Inc.	578	57,187
	PNC Financial Services Group, Inc.	8,683	1,936,309
	Principal Financial Group, Inc.	14,451	1,458,250
	Progressive Corp.	143	28,783
	Prosperity Bancshares, Inc.	567	39,492
	Prudential Financial, Inc.	21,987	2,157,145
	Raymond James Financial, Inc.	15,482	2,451,110
	Regions Financial Corp.	34,248	977,780
	Reinsurance Group of America, Inc.	828	175,089
	RenaissanceRe Holdings Ltd.	250	76,742
	State Street Corp.	12,650	1,933,426
	Synchrony Financial	36,836	2,806,903
#	T. Rowe Price Group, Inc.	7,864	809,048
	Travelers Cos., Inc.	19,755	6,028,041
	Truist Financial Corp.	28,047	1,444,420
	U.S. Bancorp	60,996	3,456,033
	Unum Group	5,925	476,251
	W.R. Berkley Corp.	15,123	1,010,670
	Webster Financial Corp.	384	27,786
	Wells Fargo & Co.	108,143	8,892,599
	Willis Towers Watson PLC	2,028	519,574
	Zions Bancorp NA	3,064	194,319
TOTAL FINANCIALS			174,668,488
HEALTH CARE — (13.7%)
	Abbott Laboratories	46,191	4,193,681
	Agilent Technologies, Inc.	10,346	1,195,480
*	Avantor, Inc.	14,651	118,673
	Baxter International, Inc.	22,262	391,366
	Becton Dickinson & Co.	19,550	2,913,732
*	Biogen, Inc.	5,676	1,074,353
*	BioMarin Pharmaceutical, Inc.	1,200	64,692
*	Bio-Rad Laboratories, Inc., Class A	918	257,150
*	Boston Scientific Corp.	27,061	1,558,984

22

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	75,822	$4,594,055
*	Centene Corp.	17,690	949,776
*	Charles River Laboratories International, Inc.	2,087	348,466
	Cigna Group	17,264	5,016,573
*	Cooper Cos., Inc.	1,912	120,265
	CVS Health Corp.	25,401	2,115,649
	Danaher Corp.	11,146	1,994,577
*	Edwards Lifesciences Corp.	22,882	1,910,647
*	Elanco Animal Health, Inc.	6,840	153,011
	Elevance Health, Inc.	8,654	3,257,539
*	GE HealthCare Technologies, Inc.	36,312	2,209,222
	Gilead Sciences, Inc.	13,920	1,821,293
*	Henry Schein, Inc.	11,024	822,280
	Humana, Inc.	9,065	2,143,329
*	Incyte Corp.	5,747	547,517
*	IQVIA Holdings, Inc.	8,297	1,313,996
*	Jazz Pharmaceuticals PLC	5,515	1,119,655
	Johnson & Johnson	79,674	18,313,069
	Labcorp Holdings, Inc.	3,485	894,948
	McKesson Corp.	3,387	2,761,082
	Medtronic PLC	32,325	2,617,355
	Merck & Co., Inc.	60,591	6,615,325
#*	Moderna, Inc.	7,095	325,944
*	Molina Healthcare, Inc.	1,833	356,739
	Pfizer, Inc.	235,025	6,275,168
	Quest Diagnostics, Inc.	11,566	2,246,117
	Regeneron Pharmaceuticals, Inc.	2,125	1,502,503
	ResMed, Inc.	6,745	1,442,149
	Revvity, Inc.	3,314	287,059
	STERIS PLC	5,962	1,293,039
	Stryker Corp.	6,544	2,062,211
*	Tenet Healthcare Corp.	2,708	479,641
	Thermo Fisher Scientific, Inc.	10,639	5,095,655
*	United Therapeutics Corp.	2,317	1,323,818
	UnitedHealth Group, Inc.	36,617	13,565,866
	Universal Health Services, Inc., Class B	6,859	1,154,164
		Shares	Value†
HEALTH CARE — (Continued)
*	Vertex Pharmaceuticals, Inc.	3,464	$1,480,444
	Viatris, Inc.	50,231	750,451
*	Waters Corp.	2,645	817,913
	West Pharmaceutical Services, Inc.	397	118,143
	Zimmer Biomet Holdings, Inc.	9,350	770,721
TOTAL HEALTH CARE			114,755,485
INDUSTRIALS — (14.1%)
	AECOM	1,339	112,610
	AGCO Corp.	4,174	505,137
*	Amentum Holdings, Inc.	7,896	207,112
	AMETEK, Inc.	14,447	3,402,269
*	Builders FirstSource, Inc.	12,022	950,820
*	CACI International, Inc., Class A	200	103,908
	Carlisle Cos., Inc.	416	147,788
	Carrier Global Corp.	35,206	2,364,787
*	Clean Harbors, Inc.	708	221,377
	CNH Industrial NV	38,211	409,240
*	Copart, Inc.	28,003	927,179
	CSX Corp.	138,309	6,283,378
	Cummins, Inc.	11,043	7,409,963
	Deere & Co.	10,341	6,099,846
	Delta Air Lines, Inc.	55,895	3,800,301
	Dover Corp.	9,599	2,173,310
	Eaton Corp. PLC	5,175	2,240,827
	Emerson Electric Co.	33,145	4,654,884
	Equifax, Inc.	4,945	860,133
	FedEx Corp.	16,895	6,813,922
	Fortive Corp.	14,666	876,880
	Fortune Brands Innovations, Inc.	12,304	498,804
	General Dynamics Corp.	9,310	3,205,433
*	GXO Logistics, Inc.	407	23,252
	Howmet Aerospace, Inc.	92	22,360
	Hubbell, Inc.	1,447	735,322
	Huntington Ingalls Industries, Inc.	1,502	547,164
	IDEX Corp.	597	130,056
	Ingersoll Rand, Inc.	16,947	1,353,387
	ITT, Inc.	400	85,736
	Jacobs Solutions, Inc.	5,558	719,261
	JB Hunt Transport Services, Inc.	4,129	1,038,567
	Johnson Controls International PLC	14,056	2,052,598

23

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Knight-Swift Transportation Holdings, Inc.	1,347	$87,420
	L3Harris Technologies, Inc.	6,890	2,208,590
	Leidos Holdings, Inc.	9,709	1,448,777
*	MasTec, Inc.	425	167,471
*	Middleby Corp.	311	43,652
*	Nextpower, Inc., Class A	9,036	1,076,459
	Norfolk Southern Corp.	17,334	5,474,597
	Northrop Grumman Corp.	6,557	3,799,650
	nVent Electric PLC	1,100	157,190
	Oshkosh Corp.	522	81,589
	Otis Worldwide Corp.	2,174	169,311
	Owens Corning	8,674	1,069,851
	PACCAR, Inc.	35,291	4,192,571
	Parker-Hannifin Corp.	1,503	1,366,858
	Pentair PLC	14,793	1,193,943
	Quanta Services, Inc.	3,129	2,277,192
	Republic Services, Inc.	21,032	4,400,315
	RTX Corp.	44,315	7,802,542
	Sensata Technologies Holding PLC	215	8,953
	Snap-on, Inc.	5,335	2,045,439
	Southwest Airlines Co.	27,308	1,035,519
	SS&C Technologies Holdings, Inc.	21,296	1,475,813
	Stanley Black & Decker, Inc.	6,807	532,035
	Textron, Inc.	16,232	1,557,623
	TransUnion	6,107	433,597
*	Uber Technologies, Inc.	13,695	1,021,784
*	U-Haul Holding Co. (UHAL US)	1,475	75,756
	U-Haul Holding Co. (UHAL/B US)	16,075	766,617
*	United Airlines Holdings, Inc.	26,066	2,345,940
	United Parcel Service, Inc., Class B	9,222	1,003,354
	United Rentals, Inc.	4,788	4,595,714
	WESCO International, Inc.	600	209,472
	Westinghouse Air Brake Technologies Corp.	8,070	2,178,012
	Xylem, Inc.	6,229	736,019
TOTAL INDUSTRIALS			118,017,236
		Shares	Value†
INFORMATION TECHNOLOGY — (12.8%)
	Accenture PLC, Class A	17,167	$3,067,915
*	Advanced Micro Devices, Inc.	7,052	2,499,863
*	Akamai Technologies, Inc.	8,499	875,227
	Amdocs Ltd.	15,020	971,343
	Analog Devices, Inc.	11,994	4,824,706
	Avnet, Inc.	197	16,254
*	Ciena Corp.	1,373	724,367
	Cisco Systems, Inc.	170,801	15,628,291
	Cognizant Technology Solutions Corp., Class A	49,920	2,640,768
*	Coherent Corp.	781	249,694
	Corning, Inc.	20,784	3,413,564
	Entegris, Inc.	200	28,276
*	F5, Inc.	1,080	349,812
*	First Solar, Inc.	5,240	1,057,904
*	Flex Ltd.	25,689	2,351,828
	Hewlett Packard Enterprise Co.	92,529	2,662,059
	HP, Inc.	106,724	2,226,263
*	Intel Corp.	76,556	7,233,011
	International Business Machines Corp.	3,640	840,767
*	IPG Photonics Corp.	430	51,136
*	Keysight Technologies, Inc.	6,816	2,384,987
*	Kyndryl Holdings, Inc.	1,573	21,739
	Marvell Technology, Inc.	9,011	1,488,167
	Microchip Technology, Inc.	204	18,954
	Micron Technology, Inc.	44,953	23,247,893
	NXP Semiconductors NV	16,626	4,881,227
*	ON Semiconductor Corp.	16,355	1,648,748
*	PTC, Inc.	313	42,662
	Qnity Electronics, Inc.	8,528	1,199,548
*	Qorvo, Inc.	5,422	510,861
	QUALCOMM, Inc.	5,606	1,006,725
	Ralliant Corp.	188	8,543
	Roper Technologies, Inc.	1,196	424,353
	Salesforce, Inc.	26,793	4,729,768
*	Sandisk Corp.	4,710	5,164,562
	Skyworks Solutions, Inc.	11,761	825,269
*	Super Micro Computer, Inc.	6,394	175,196
*	Synopsys, Inc.	147	70,942

24

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TD SYNNEX Corp.	2,852	$650,769
	TE Connectivity PLC	26,379	5,583,379
*	Teledyne Technologies, Inc.	1,702	1,099,237
	Western Digital Corp.	253	109,934
*	Zebra Technologies Corp., Class A	1,041	235,537
*	Zoom Communications, Inc.	2,191	212,856
TOTAL INFORMATION TECHNOLOGY			107,454,904
MATERIALS — (8.0%)
	Air Products & Chemicals, Inc.	15,709	4,713,486
	Albemarle Corp.	5,245	1,031,692
	Amcor PLC	13,448	511,562
	Ball Corp.	19,994	1,221,234
	CF Industries Holdings, Inc.	14,702	1,825,988
*	Cleveland-Cliffs, Inc.	15,656	159,691
	Corteva, Inc.	24,017	1,945,617
	CRH PLC (CRHCF US)	49,801	5,897,434
	Crown Holdings, Inc.	2,200	216,282
	Dow, Inc.	38,035	1,540,037
	DuPont de Nemours, Inc.	17,056	778,777
	Eastman Chemical Co.	14,927	1,091,014
	FMC Corp.	801	12,319
	Freeport-McMoRan, Inc.	84,029	4,855,196
	Huntsman Corp.	237	3,406
	International Flavors & Fragrances, Inc.	10,181	714,706
	International Paper Co.	22,948	698,078
	Linde PLC	19,751	9,898,016
	LyondellBasell Industries NV, Class A	28,655	2,137,663
	Martin Marietta Materials, Inc.	4,484	2,775,910
	Shares	Value†
MATERIALS — (Continued)
Mosaic Co.	29,416	$684,510
Newmont Corp.	71,392	7,930,937
Nucor Corp.	17,238	3,883,549
Packaging Corp. of America	9,401	2,006,644
PPG Industries, Inc.	16,048	1,741,208
Reliance, Inc.	3,813	1,382,213
Royal Gold, Inc.	782	182,503
RPM International, Inc.	570	58,077
Smurfit Westrock PLC	17,093	656,200
Sonoco Products Co.	945	47,212
Steel Dynamics, Inc.	11,782	2,694,072
Vulcan Materials Co.	9,911	2,990,545
Westlake Corp.	3,309	381,462
TOTAL MATERIALS		66,667,240
REAL ESTATE — (0.3%)
* CBRE Group, Inc., Class A	15,734	2,245,714
* Jones Lang LaSalle, Inc.	693	220,464
TOTAL REAL ESTATE		2,466,178
TOTAL COMMON STOCKS		829,585,535

MONEY MARKET FUNDS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	2,736,136	2,736,136
TOTAL INVESTMENT SECURITIES (Cost $493,463,825)			832,321,671
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	339,502	3,926,344
TOTAL INVESTMENTS — (100.0%)
(Cost $497,390,169)			$836,248,015

25

Dimensional VA U.S. Large Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$45,205,253	—	—	$45,205,253
Consumer Discretionary	58,210,299	—	—	58,210,299
Consumer Staples	38,886,080	—	—	38,886,080
Energy	103,254,372	—	—	103,254,372
Financials	174,668,488	—	—	174,668,488
Health Care	114,755,485	—	—	114,755,485
Industrials	118,017,236	—	—	118,017,236
Information Technology	107,454,904	—	—	107,454,904
Materials	66,667,240	—	—	66,667,240
Real Estate	2,466,178	—	—	2,466,178
Securities Lending Collateral	—	$3,926,344	—	3,926,344
Money Market Funds	2,736,136	—	—	2,736,136
Total Investments in Securities	$832,321,671	$3,926,344	—	$836,248,015
See accompanying Notes to Financial Statements.
26

Dimensional VA International Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRALIA — (5.8%)
	Ampol Ltd.	2,164	$54,794
	ANZ Group Holdings Ltd.	161,731	4,295,820
	Aurizon Holdings Ltd.	277,946	839,680
	Bendigo & Adelaide Bank Ltd.	43,473	336,051
	BlueScope Steel Ltd.	88,805	1,930,530
	Challenger Ltd.	101,936	634,467
	Cleanaway Waste Management Ltd.	189,720	304,365
	Dyno Nobel Ltd.	224,487	533,044
#	Endeavour Group Ltd.	120,694	292,200
	Evolution Mining Ltd.	2,387	21,104
	Fortescue Ltd.	97,270	1,401,959
	Harvey Norman Holdings Ltd.	177,329	579,579
	Lendlease Corp. Ltd.	34,943	85,232
	National Australia Bank Ltd.	176,496	5,105,628
#*	NEXTDC Ltd.	20,485	212,633
	Northern Star Resources Ltd.	31,010	475,328
	Orica Ltd.	73,299	1,117,994
	Origin Energy Ltd.	152,913	1,337,088
	Perseus Mining Ltd.	318,852	1,277,859
	QBE Insurance Group Ltd.	188,064	3,046,235
	Ramelius Resources Ltd.	7,652	18,992
#	Ramsay Health Care Ltd.	6,531	184,743
	Rio Tinto Ltd.	30,306	3,712,168
*	Sandfire Resources Ltd.	15,767	190,491
	Santos Ltd.	496,255	2,859,120
	Sonic Healthcare Ltd.	69,963	1,001,074
	South32 Ltd. (S32 AU)	574,429	1,702,347
	Suncorp Group Ltd.	111,820	1,391,530
	TPG Telecom Ltd.	48,705	147,312
	Westpac Banking Corp.	224,953	6,293,434
	Whitehaven Coal Ltd.	117,405	717,419
	Woodside Energy Group Ltd. (WDS AU)	154,378	3,690,814
	Worley Ltd.	38,053	325,971
	Yancoal Australia Ltd.	87,072	479,095
TOTAL AUSTRALIA			46,596,100
		Shares	Value»
AUSTRIA — (0.2%)
	Erste Group Bank AG	7,148	$789,825
	OMV AG	8,499	599,945
#	Verbund AG	1,899	143,286
TOTAL AUSTRIA			1,533,056
BELGIUM — (0.7%)
	Ageas SA	19,791	1,550,899
#	Anheuser-Busch InBev SA (ABI BB)	35,371	2,672,688
	KBC Group NV	9,975	1,327,652
TOTAL BELGIUM			5,551,239
CANADA — (11.3%)
	AltaGas Ltd.	19,080	715,105
	ARC Resources Ltd.	44,151	1,047,260
#	Bank of Montreal (BMO CN)	14,851	2,261,406
	Bank of Montreal (BMO US)	36,571	5,562,449
	Bank of Nova Scotia (BNS CN)	18,885	1,469,258
#	Bank of Nova Scotia (BNS US)	65,027	5,059,101
	Barrick Mining Corp. (B US)	30,378	1,195,070
	BCE, Inc. (BCE US)	6,300	149,814
	Brookfield Wealth Solutions Ltd.	886	40,008
	Canadian Imperial Bank of Commerce (CM CN)	38,397	4,284,487
	Canadian Imperial Bank of Commerce (CM US)	28,634	3,190,973
	Canadian Pacific Kansas City Ltd. (CP US)	18,084	1,572,585
	Cenovus Energy, Inc. (CVE US)	168,565	4,928,841
	Equinox Gold Corp. (EQX CN)	53,000	740,560
#	Equinox Gold Corp. (EQX US)	12,500	174,500
	Fairfax Financial Holdings Ltd.	2,475	4,283,070
*	First Quantum Minerals Ltd.	49,651	1,215,733
	iA Financial Corp., Inc.	15,318	1,971,431

27

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	IGM Financial, Inc.	5,103	$284,500
	Kinross Gold Corp. (K CN)	23,529	712,790
	Lundin Mining Corp.	73,220	1,879,081
	Magna International, Inc. (MGA US)	44,732	2,848,086
	Manulife Financial Corp. (MFC CN)	7,512	295,370
	Manulife Financial Corp. (MFC US)	101,640	3,993,436
#	Nutrien Ltd. (NTR CN)	900	68,410
	Nutrien Ltd. (NTR US)	75,631	5,747,925
	Pembina Pipeline Corp. (PBA US)	42,137	1,960,213
#	Pembina Pipeline Corp. (PPL CN)	4,708	219,153
	Rogers Communications, Inc. (RCI US), Class B	26,980	982,881
	Rogers Communications, Inc. (RCIB CN), Class B	6,542	238,158
	Sun Life Financial, Inc. (SLF CN)	9,578	690,101
	Suncor Energy, Inc. (SU CN)	8,621	590,745
	Suncor Energy, Inc. (SU US)	130,305	8,920,680
	Teck Resources Ltd. (TECK US), Class B	68,155	3,982,297
	Teck Resources Ltd. (TECK/A CN), Class A	200	11,719
	Teck Resources Ltd. (TECKB CN), Class B	134	7,823
	Toronto-Dominion Bank (TD CN)	16,845	1,814,649
	Toronto-Dominion Bank (TD US)	88,723	9,555,467
	Tourmaline Oil Corp.	68,428	3,314,729
	Whitecap Resources, Inc. WCP CN	168,236	1,985,367
TOTAL CANADA			89,965,231
DENMARK — (1.8%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	237	557,332
		Shares	Value»
DENMARK — (Continued)
#	AP Moller - Maersk AS (MAERSKB DC), Class B	282	$669,530
#	Carlsberg AS, Class B	14,014	1,898,729
	Coloplast AS, Class B	2,917	180,194
	Danske Bank AS	41,338	2,125,124
#*	Demant AS	520	16,491
	DSV AS	14,966	3,680,735
*	Genmab AS (GMAB DC)	4,778	1,265,102
	Novonesis Novozymes B, Class B	36,497	2,242,585
	Tryg AS	22,374	537,616
	Vestas Wind Systems AS	34,778	1,069,402
TOTAL DENMARK			14,242,840
FINLAND — (0.4%)
	Nokia OYJ (NOKIA FH)	116,858	1,484,864
	Nordea Bank Abp (NDA FH)	63,303	1,190,406
#	UPM-Kymmene OYJ	14,439	432,633
TOTAL FINLAND			3,107,903
FRANCE — (9.9%)
*	Alstom SA	25,652	515,459
Ω	Amundi SA	2,929	283,106
	BNP Paribas SA	53,787	5,648,788
#	Bollore SE	60,491	381,973
#	Bouygues SA	39,984	2,364,644
#	Capgemini SE	7,517	914,190
	Carrefour SA	87,166	1,737,729
	Cie de Saint-Gobain SA	68,908	6,313,336
#	Cie Generale des Etablissements Michelin SCA	109,893	3,980,985
	Credit Agricole SA	32,751	639,696
	Eiffage SA	14,864	2,396,498
#	Engie SA	267,608	8,821,037
	Kering SA	210	57,774
	Orange SA (ORA FP)	328,337	6,836,746
	Pernod Ricard SA	8,829	656,364
	Publicis Groupe SA (PUB FP)	18,148	1,695,700
#	Renault SA	31,052	1,090,832
	Rexel SA	9,346	395,273
	Sanofi SA (SAN FP)	48,344	4,523,860
	Societe Generale SA	84,567	6,807,645
	STMicroelectronics NV (STM US)	13,303	733,527
#	TotalEnergies SE	7,191	666,678

28

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	TotalEnergies SE (TTE FP)	228,351	$21,230,599
	Vinci SA	1,599	241,804
	Vivendi SE	29,111	67,959
TOTAL FRANCE			79,002,202
GERMANY — (7.4%)
	BASF SE	139,669	8,957,889
	Bayer AG	120,904	5,421,057
	Bayerische Motoren Werke AG	30,928	2,830,319
#	Beiersdorf AG	2,671	221,425
	Commerzbank AG	107,543	4,445,169
	Continental AG	14,207	1,074,945
	Daimler Truck Holding AG	82,778	4,175,148
	Deutsche Bank AG (DB US)	40,923	1,270,659
	Deutsche Bank AG (DBK GR)	124,505	3,868,249
	Deutsche Lufthansa AG	29,747	254,885
	Deutsche Post AG	81,254	4,811,391
	Deutsche Telekom AG (DTE GR)	116,344	3,757,985
Ω	DWS Group GmbH & Co. KGaA	1,706	118,175
	E.ON SE	44,667	991,812
	Fresenius Medical Care AG (FME GR)	20,548	929,765
	Fresenius SE & Co. KGaA	35,281	1,708,643
Ω	Hapag-Lloyd AG	2,188	283,299
	Heidelberg Materials AG	23,050	5,085,823
	Henkel AG & Co. KGaA	7,921	545,883
	Mercedes-Benz Group AG	78,104	4,552,690
	Merck KGaA	4,286	554,982
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,255	750,706
	RWE AG	30,564	2,225,441
	Volkswagen AG	3,115	321,613
TOTAL GERMANY			59,157,953
HONG KONG — (1.6%)
	BOC Hong Kong Holdings Ltd.	274,500	1,578,976
Ω	Budweiser Brewing Co. APAC Ltd.	209,300	206,368
		Shares	Value»
HONG KONG — (Continued)
	Cathay Pacific Airways Ltd.	220,090	$327,132
	CK Asset Holdings Ltd.	206,217	1,299,012
	CK Hutchison Holdings Ltd.	284,012	2,371,553
	CK Infrastructure Holdings Ltd.	24,000	202,046
	Galaxy Entertainment Group Ltd.	146,000	622,889
	Hang Lung Properties Ltd.	119,454	140,434
	Henderson Land Development Co. Ltd.	74,255	293,508
	HKT Trust & HKT Ltd.	207,000	335,785
	Hong Kong & China Gas Co. Ltd.	404,000	374,032
	MTR Corp. Ltd.	90,660	387,405
	PRADA SpA	9,300	41,440
	Sino Land Co. Ltd.	397,571	637,533
	Sun Hung Kai Properties Ltd.	95,362	1,669,510
	Swire Pacific Ltd. (19 HK), Class A	49,500	538,411
	Swire Pacific Ltd. (87 HK), Class B	92,500	157,338
Ω	WH Group Ltd.	1,317,189	1,610,983
	Xinyi Glass Holdings Ltd.	128,297	159,231
TOTAL HONG KONG			12,953,586
IRELAND — (0.3%)
	AIB Group PLC	88,815	1,023,730
	Bank of Ireland Group PLC	71,890	1,416,045
TOTAL IRELAND			2,439,775
ISRAEL — (1.0%)
	Ashtrom Group Ltd.	1,375	33,999
	Bank Hapoalim BM	78,721	2,112,087
	Bank Leumi Le-Israel BM	114,309	2,893,692
	Clal Insurance Enterprises Holdings Ltd.	7,549	652,317
	Delek Group Ltd.	1,690	580,826
*	Equital Ltd.	614	26,415
	ICL Group Ltd.	21,495	115,098
	Israel Discount Bank Ltd., Class A	136,911	1,523,115

29

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Kenon Holdings Ltd.	212	$19,616
TOTAL ISRAEL			7,957,165
ITALY — (2.4%)
	Banco BPM SpA	92,447	1,347,048
	BPER Banca SpA	66,187	977,038
	Eni SpA (ENI IM)	255,959	7,237,600
*	Stellantis NV (STLA US)	10,010	72,873
#*	Stellantis NV (STLA UX)	68,330	497,442
*	Stellantis NV (STLAM IM)	145,096	1,064,711
#*	Telecom Italia SpA (TIT IM)	2,003,670	1,581,256
*	Telecom Italia SpA (TITR IM)	1,213,307	1,120,297
	Tenaris SA (TEN IM)	6,874	219,427
#	Tenaris SA (TS US), ADR	7,453	476,247
	UniCredit SpA	60,468	4,673,095
	Unipol Assicurazioni SpA	7,537	196,931
TOTAL ITALY			19,463,965
JAPAN — (19.6%)
	Acom Co. Ltd.	43,100	138,324
	AGC, Inc.	31,800	1,140,473
	Air Water, Inc.	22,400	317,746
	Aisin Corp.	68,500	1,086,233
	Alfresa Holdings Corp.	12,800	193,238
	Amada Co. Ltd.	38,200	645,945
	Asahi Group Holdings Ltd.	198,800	1,957,311
	Asahi Kasei Corp.	173,200	1,704,261
	Bridgestone Corp.	68,600	1,425,580
	Brother Industries Ltd.	34,800	660,859
	Chiba Bank Ltd.	30,300	418,237
	Coca-Cola Bottlers Japan Holdings, Inc.	7,700	166,953
	COMSYS Holdings Corp.	8,300	298,896
	Cosmo Energy Holdings Co. Ltd.	17,200	439,704
	Credit Saison Co. Ltd.	16,600	459,801
	Dai Nippon Printing Co. Ltd.	23,700	448,905
	Daiichi Life Group, Inc.	246,800	2,259,622
	Daiwa House Industry Co. Ltd.	62,400	1,903,884
	Daiwa Securities Group, Inc.	95,400	897,987
		Shares	Value»
JAPAN — (Continued)
	Denso Corp.	112,800	$1,347,740
#*	Dentsu Group, Inc.	8,800	167,075
	Dowa Holdings Co. Ltd.	1,100	66,937
	Eisai Co. Ltd.	200	5,986
	ENEOS Holdings, Inc.	484,827	4,071,811
	EXEO Group, Inc.	2,600	47,735
	Fuji Media Holdings, Inc.	1,800	44,526
	FUJIFILM Holdings Corp.	59,600	1,096,856
	Fukuoka Financial Group, Inc.	9,200	375,573
	Gunma Bank Ltd.	7,400	101,325
	Hachijuni Nagano Bank Ltd.	22,503	304,878
	Hakuhodo DY Holdings, Inc.	13,700	91,989
	Hankyu Hanshin Holdings, Inc.	25,400	736,323
	Haseko Corp.	28,900	499,075
	Hitachi Construction Machinery Co. Ltd.	12,900	451,542
	Honda Motor Co. Ltd. (7267 JP)	424,500	3,444,577
	Hulic Co. Ltd.	33,800	381,212
	Ibiden Co. Ltd.	3,800	325,014
	Idemitsu Kosan Co. Ltd.	124,000	1,060,985
	Iida Group Holdings Co. Ltd.	14,400	203,679
	INFRONEER Holdings, Inc.	15,600	212,374
	Inpex Corp.	140,900	3,673,288
	Isuzu Motors Ltd.	83,400	1,149,128
	Iwatani Corp.	13,900	170,881
	Iyogin Holdings, Inc.	9,100	175,370
	J Front Retailing Co. Ltd.	28,400	413,308
	Japan Airlines Co. Ltd.	23,600	371,130
	Japan Post Bank Co. Ltd.	28,100	482,204
	Japan Post Holdings Co. Ltd.	41,800	484,757
	Japan Post Insurance Co. Ltd.	30,000	292,518
	JFE Holdings, Inc.	76,389	838,930
	JTEKT Corp.	24,600	300,449
	Kamigumi Co. Ltd.	7,300	241,268
#	Kawasaki Kisen Kaisha Ltd.	14,400	234,769
	Kinden Corp.	3,600	192,892
	Kobe Steel Ltd.	44,800	552,116

30

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koito Manufacturing Co. Ltd.	22,700	$368,294
	Komatsu Ltd.	33,088	1,416,762
	Kubota Corp. (6326 JP)	121,600	1,985,052
#	Kuraray Co. Ltd.	49,000	514,626
	Kyocera Corp.	45,800	795,820
	Kyoto Financial Group, Inc.	10,000	276,411
	Kyowa Kirin Co. Ltd.	2,600	39,171
	Kyushu Financial Group, Inc.	14,500	118,415
	Lixil Corp.	34,000	351,083
	LY Corp.	175,600	461,868
	Makita Corp. (6586 JP)	5,100	189,378
	Marubeni Corp.	11,700	455,377
	Mazda Motor Corp.	74,900	482,125
	Mebuki Financial Group, Inc.	38,440	319,142
	Medipal Holdings Corp.	8,800	157,232
	MEIJI Holdings Co. Ltd.	37,500	890,058
	Minebea Mitsumi, Inc.	43,600	871,697
	Mitsubishi Chemical Group Corp.	191,900	1,125,003
	Mitsubishi Corp.	9,200	294,645
	Mitsubishi Electric Corp.	9,800	393,284
	Mitsubishi Estate Co. Ltd.	38,800	1,105,731
	Mitsubishi Gas Chemical Co., Inc.	16,700	470,184
	Mitsubishi HC Capital, Inc.	96,600	877,428
	Mitsubishi Logistics Corp.	20,495	183,574
	Mitsubishi Materials Corp.	4,700	154,878
#	Mitsubishi Motors Corp.	73,100	142,768
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	297,500	5,343,943
	Mitsui & Co. Ltd. (8031 JP)	11,000	413,005
	Mitsui Chemicals, Inc.	74,000	902,732
	Mitsui Fudosan Co. Ltd.	103,000	1,128,058
#	Mitsui OSK Lines Ltd.	26,400	997,237
	Mizuho Financial Group, Inc. (8411 JP)	110,020	4,731,155
		Shares	Value»
JAPAN — (Continued)
	MS&AD Insurance Group Holdings, Inc.	56,150	$1,443,845
	NGK Corp.	29,500	933,986
	NH Foods Ltd.	13,700	564,469
	NHK Spring Co. Ltd.	27,352	499,751
	Nikon Corp.	26,100	288,760
	Nippon Electric Glass Co. Ltd.	2,400	125,286
	Nippon Express Holdings, Inc.	36,500	958,645
	Nippon Paint Holdings Co. Ltd.	17,500	110,373
	Nippon Steel Corp.	316,090	1,163,685
	Nippon Television Holdings, Inc.	1,800	34,219
	Nippon Yusen KK	39,800	1,430,360
#*	Nissan Motor Co. Ltd.	284,300	650,483
	Nisshin Seifun Group, Inc.	21,700	277,179
	Niterra Co. Ltd.	18,500	1,000,027
	Nitori Holdings Co. Ltd.	43,000	621,641
	NOK Corp.	5,300	94,252
	Nomura Holdings, Inc. (8604 JP)	230,900	1,849,469
	Nomura Real Estate Holdings, Inc.	88,000	574,134
	NSK Ltd.	22,500	182,753
	Oji Holdings Corp.	108,500	570,427
	Omron Corp.	11,400	409,486
	Ono Pharmaceutical Co. Ltd.	40,000	591,606
	Open House Group Co. Ltd.	9,300	547,339
	ORIX Corp. (8591 JP)	77,100	2,594,915
	Panasonic Holdings Corp.	198,600	4,062,523
	Resona Holdings, Inc.	154,400	1,931,183
	Ricoh Co. Ltd.	85,500	721,032
	Rinnai Corp.	6,200	140,907
	Rohm Co. Ltd.	18,100	391,592
	SBI Holdings, Inc.	30,400	613,412
	Seiko Epson Corp.	44,500	598,558
	Seino Holdings Co. Ltd.	7,900	121,088
	Sekisui Chemical Co. Ltd.	27,400	419,874
	Sekisui House Ltd.	59,000	1,284,664
	Seven & i Holdings Co. Ltd.	147,600	1,760,711
	Shimamura Co. Ltd.	8,400	175,908
	Shimizu Corp.	4,000	77,280

31

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Financial Group, Inc.	20,500	$359,890
	SoftBank Group Corp.	157,480	5,379,329
	Sojitz Corp.	26,394	988,579
	Sompo Holdings, Inc.	54,000	2,009,632
	Stanley Electric Co. Ltd.	15,100	294,705
	Subaru Corp.	91,600	1,364,401
	SUMCO Corp.	49,900	796,137
	Sumitomo Chemical Co. Ltd.	192,000	626,512
	Sumitomo Corp.	34,800	1,293,940
	Sumitomo Electric Industries Ltd.	8,000	526,674
#	Sumitomo Forestry Co. Ltd.	69,300	626,273
	Sumitomo Heavy Industries Ltd.	12,700	429,687
	Sumitomo Metal Mining Co. Ltd.	13,800	848,464
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	229,559	8,105,510
	Sumitomo Mitsui Trust Group, Inc.	48,606	1,625,061
	Sumitomo Realty & Development Co. Ltd.	76,800	2,380,769
	Sumitomo Rubber Industries Ltd.	21,000	272,346
	Suntory Beverage & Food Ltd.	16,100	463,975
	Suzuki Motor Corp.	109,100	1,220,112
	T&D Holdings, Inc.	23,300	564,513
	Taiheiyo Cement Corp.	9,800	222,497
	Takashimaya Co. Ltd.	34,000	404,240
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	124,367	4,157,935
	TBS Holdings, Inc.	2,000	70,740
	Tokyo Century Corp.	18,400	252,758
	Tokyo Tatemono Co. Ltd.	33,600	773,162
	Tokyu Fudosan Holdings Corp.	114,100	971,462
	TOPPAN Holdings, Inc.	16,700	496,383
	Toray Industries, Inc.	131,700	945,573
	Tosoh Corp.	47,000	724,258
	TOTO Ltd.	12,900	453,154
	Toyo Seikan Group Holdings Ltd.	11,800	244,740
#	Toyo Tire Corp.	19,500	478,103
	Toyoda Gosei Co. Ltd.	6,800	200,647
		Shares	Value»
JAPAN — (Continued)
#	Toyota Boshoku Corp.	9,400	$132,997
	Toyota Motor Corp. (7203 JP)	645,750	12,395,435
	Toyota Tsusho Corp.	22,100	867,553
	Yakult Honsha Co. Ltd.	18,600	323,902
	Yamada Holdings Co. Ltd.	53,500	178,375
	Yamaguchi Financial Group, Inc.	6,900	118,562
	Yamaha Corp.	13,800	98,484
#	Yamaha Motor Co. Ltd.	126,600	889,235
	Yamato Holdings Co. Ltd.	20,500	232,251
	Yamato Kogyo Co. Ltd.	1,400	106,864
	Yokohama Financial Group, Inc.	57,500	545,824
	Yokohama Rubber Co. Ltd.	20,000	814,035
TOTAL JAPAN			156,221,815
NETHERLANDS — (4.1%)
	ABN AMRO Bank NV	37,600	1,309,112
	Aegon Ltd. (AGN NA)	109,392	906,488
#	Akzo Nobel NV	3,260	191,351
	ArcelorMittal SA (MT NA)	15,639	907,906
#	ArcelorMittal SA (MT US)	38,069	2,177,907
	ASR Nederland NV	33,719	2,561,276
	Coca-Cola Europacific Partners PLC	8,242	783,954
	HAL Trust	2,615	523,606
	Heineken NV	24,608	1,915,727
	ING Groep NV (ING US), Sponsored ADR	18,092	523,402
	ING Groep NV (INGA NA)	181,259	5,245,885
	Koninklijke Ahold Delhaize NV (AD NA)	142,133	6,667,248
	Koninklijke KPN NV	329,871	1,763,999
#	Koninklijke Philips NV (PHG US)	30,395	800,604
	Koninklijke Philips NV (PHIA NA)	56,188	1,482,114
	NN Group NV	49,364	4,321,019
#	Prosus NV (PRX NA)	9,569	463,264

32

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Universal Music Group NV	5,015	$105,152
TOTAL NETHERLANDS			32,650,014
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	102,912	502,360
*	Fletcher Building Ltd. (FBU NZ)	135,092	223,157
	Fonterra Co-Operative Group Ltd.	4,389	16,988
	Infratil Ltd.	51,355	378,307
	Mercury NZ Ltd.	45,284	179,291
	Meridian Energy Ltd.	76,525	256,914
	Port of Tauranga Ltd.	20,992	102,964
	Summerset Group Holdings Ltd.	22,508	108,541
TOTAL NEW ZEALAND			1,768,522
NORWAY — (0.8%)
	Aker BP ASA	22,689	886,965
	Austevoll Seafood ASA	18,018	182,376
Ω	BW LPG Ltd. BWLPG NO	25,143	504,548
	DNB Bank ASA	30,832	933,696
	DOF Group ASA	5,041	74,682
	Equinor ASA	24,388	992,524
	Hafnia Ltd.	22,085	196,027
	Norsk Hydro ASA	91,465	1,012,649
	Sparebank 1 Oestlandet	3,809	83,572
	SpareBank 1 Sor-Norge ASA	10,821	233,860
	Subsea 7 SA	23,150	833,950
	TGS ASA	8,075	131,308
	Wallenius Wilhelmsen ASA	7,559	97,258
	Wilh Wilhelmsen Holding ASA, Class A	299	22,364
	Yara International ASA	11,196	651,797
TOTAL NORWAY			6,837,576
PORTUGAL — (0.0%)
#	EDP Renovaveis SA	19,364	323,781
SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	100,000	219,312
	City Developments Ltd.	12,651	81,421
		Shares	Value»
SINGAPORE — (Continued)
	Genting Singapore Ltd.	265,500	$142,472
	Hongkong Land Holdings Ltd.	54,500	430,879
	Jardine Cycle & Carriage Ltd.	12,600	323,607
	Keppel Ltd.	111,900	957,799
	Keppel REIT	12,433	8,754
	Olam Group Ltd.	70,000	56,079
	Oversea-Chinese Banking Corp. Ltd.	97,800	1,687,304
	Seatrium Ltd.	137,655	255,193
	Singapore Airlines Ltd.	215,500	1,067,313
	United Overseas Bank Ltd.	71,800	2,044,796
	UOL Group Ltd.	40,699	340,476
	Wilmar International Ltd.	293,900	838,312
TOTAL SINGAPORE			8,453,717
SPAIN — (3.0%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	2,563	56,597
	Banco de Sabadell SA	144,096	558,660
	Banco Santander SA (SAN SM)	1,420,111	17,328,640
	CaixaBank SA	21,446	272,972
Ω	Cellnex Telecom SA	4,499	151,448
	Mapfre SA	57,448	281,227
	Repsol SA (REP SM)	192,637	5,174,453
	Telefonica SA (TEF SM)	95,777	432,195
TOTAL SPAIN			24,256,192
SWEDEN — (2.4%)
#	AAK AB	3,667	105,188
*	Asmodee Group AB, Class B	12,259	164,749
	Beijer Ref AB, Class B	13,005	184,250
*	Boliden AB	36,364	1,911,488
	Bure Equity AB	1,399	40,721
*	Coffee Stain Group AB, Class B	3,128	7,389
*	Embracer Group AB	3,128	21,574
	Essity AB (ESSITYA SS), Class A	368	9,735
	Essity AB (ESSITYB SS), Class B	40,692	1,080,195
#	Getinge AB, Class B	14,565	293,220
#	Hexagon AB, Class B	59,015	644,735
	Hexpol AB	24,380	199,035

33

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Holmen AB (HOLMB SS), Class B	5,250	$181,125
#	Husqvarna AB (HUSQB SS), Class B	45,158	217,543
	Loomis AB	15,044	700,594
#	Nibe Industrier AB, Class B	33,029	150,145
	Pandox AB	8,704	159,964
#	Securitas AB, Class B	54,981	922,743
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	121,946	2,413,576
	Skanska AB, Class B	37,093	1,001,782
#	SKF AB (SKFB SS), Class B	63,459	1,597,817
	SSAB AB (SSABA SS), Class A	26,950	242,555
#	SSAB AB (SSABB SS), Class B	81,204	739,345
	Svenska Cellulosa AB SCA (SCAA SS), Class A	318	3,620
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	19,810	226,995
	Svenska Handelsbanken AB (SHBA SS), Class A	51,956	738,291
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,298	31,345
	Swedbank AB, Class A	46,288	1,636,245
*	Swedish Orphan Biovitrum AB	6,395	300,009
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	28,484	339,786
	Telia Co. AB	293,693	1,535,573
	Trelleborg AB, Class B	20,404	837,768
#*	Volvo Car AB, Class B	85,329	204,161
TOTAL SWEDEN			18,843,261
SWITZERLAND — (7.5%)
#	Alcon AG	25,262	1,890,611
*	Amrize Ltd.	59,673	3,270,509
#	Banque Cantonale Vaudoise	1,073	169,078
	Chocoladefabriken Lindt & Spruengli AG LISN SW	2	258,489
		Shares	Value»
SWITZERLAND — (Continued)
	Cie Financiere Richemont SA, Class A	29,144	$5,593,237
	DSM-Firmenich AG	7,778	580,929
	Helvetia Baloise Holding AG	5,703	1,563,672
	Holcim AG (HOLN SW)	73,810	6,858,893
	Julius Baer Group Ltd.	24,232	1,991,795
	Lonza Group AG	5,079	3,122,676
	Novartis AG (NVS US), Sponsored ADR	4,577	676,709
	Sandoz Group AG (SDZ SW)	8,658	694,488
	Sandoz Group AG (SDZNY US), ADR	20,486	1,643,198
*	SIG Group AG	3,128	50,687
#	Swatch Group AG (UHR SW), Class BR	579	134,402
	Swatch Group AG (UHRN SW)	622	28,908
#	Swiss Life Holding AG	4,041	4,744,548
	Swiss Prime Site AG	2,218	384,370
#	Swiss Re AG	35,210	5,671,932
	Swisscom AG	4,046	3,422,219
*	UBS Group AG (UBS US)	25,962	1,139,736
	UBS Group AG (UBSG SW)	152,323	6,740,550
	Zurich Insurance Group AG	12,931	9,015,752
TOTAL SWITZERLAND			59,647,388
UNITED KINGDOM — (13.3%)
	3i Group PLC	58,968	2,050,773
	Associated British Foods PLC	22,585	562,400
	Barclays PLC (BARC LN)	187,695	1,103,255
	Barclays PLC (BCS US), Sponsored ADR	141,629	3,315,535
	Barratt Redrow PLC	52,983	180,447
	BP PLC (BP LN)	520,175	4,117,617
	BP PLC (BP US), Sponsored ADR	139,281	6,599,129
	British American Tobacco PLC (BATS LN)	99,083	5,835,474

34

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC (BTI US), Sponsored ADR	6,743	$396,488
	BT Group PLC	1,273,417	3,743,635
	Canal & SA	29,111	90,872
	Centrica PLC	167,147	488,193
	Glencore PLC	565,572	4,395,528
	HSBC Holdings PLC (HSBA LN)	98,791	1,817,736
	HSBC Holdings PLC (HSBC US), Sponsored ADR	136,248	12,515,741
	Investec PLC	12,828	110,278
	J Sainsbury PLC	260,655	1,164,724
	Kingfisher PLC	263,125	1,034,688
	Lloyds Banking Group PLC (LLOY LN)	3,820,614	5,193,368
#	Lloyds Banking Group PLC (LYG US), ADR	608,371	3,309,538
	NatWest Group PLC (NWG LN)	525,574	4,191,911
	NatWest Group PLC (NWG US), Sponsored ADR	131,049	2,085,000
	Schroders PLC	15,716	123,748
	Shell PLC (SHEL LN)	63,197	2,873,363
	Shell PLC (SHEL US), ADR	336,369	30,498,517
	Standard Chartered PLC	171,769	4,374,067
	Vodafone Group PLC (VOD LN)	2,450,130	3,898,512
TOTAL UNITED KINGDOM			106,070,537
	Shares	Value»
UNITED STATES — (0.1%)
International Paper Co.	19,137	$598,098
TOTAL COMMON STOCKS		757,641,916
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG, 5.549%	5,480	500,051
# Dr. Ing hc F Porsche AG, 5.619%	3,222	156,463
Henkel AG & Co. KGaA, 3.334%	13,538	985,133
Porsche Automobil Holding SE, 6.171%	7,818	284,467
Volkswagen AG, 7.359%	23,573	2,390,496
TOTAL GERMANY		4,316,610
TOTAL INVESTMENT SECURITIES (Cost $498,452,794)		761,958,526

			Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	3,137,106	36,280,630
TOTAL INVESTMENTS — (100.0%)
(Cost $534,733,424)			$798,239,156
As of April 30, 2026, the value of Rule 144A securities amounted to $3,157,927 or 0.4% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$46,596,100	—	$46,596,100
Austria	—	1,533,056	—	1,533,056
Belgium	—	5,551,239	—	5,551,239

35

Dimensional VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$89,965,231	—	—	$89,965,231
Denmark	—	$14,242,840	—	14,242,840
Finland	—	3,107,903	—	3,107,903
France	1,400,205	77,601,997	—	79,002,202
Germany	1,270,659	57,887,294	—	59,157,953
Hong Kong	—	12,953,586	—	12,953,586
Ireland	—	2,439,775	—	2,439,775
Israel	—	7,957,165	—	7,957,165
Italy	1,046,562	18,417,403	—	19,463,965
Japan	—	156,221,815	—	156,221,815
Netherlands	3,501,913	29,148,101	—	32,650,014
New Zealand	—	1,768,522	—	1,768,522
Norway	—	6,837,576	—	6,837,576
Portugal	—	323,781	—	323,781
Singapore	—	8,453,717	—	8,453,717
Spain	—	24,256,192	—	24,256,192
Sweden	—	18,843,261	—	18,843,261
Switzerland	5,377,296	54,270,092	—	59,647,388
United Kingdom	58,719,948	47,350,589	—	106,070,537
United States	—	598,098	—	598,098
Preferred Stocks
Germany	—	4,316,610	—	4,316,610
Securities Lending Collateral	—	36,280,630	—	36,280,630
Total Investments in Securities	$161,281,814	$636,957,342	—	$798,239,156
See accompanying Notes to Financial Statements.
36

Dimensional VA International Small Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.5%)
AUSTRALIA — (5.7%)
*	29Metals Ltd.	164,106	$29,098
#	Accent Group Ltd.	42,543	18,956
#	Acrow Ltd.	25,319	16,165
	Adairs Ltd.	24,007	22,680
*	Aeris Resources Ltd.	68,159	19,464
	AGL Energy Ltd.	25,520	176,827
*	AIC Mines Ltd.	90,591	39,778
#*	Alcidion Group Ltd.	58,601	4,314
*	Alkane Resources Ltd.	281,409	310,821
#*	AMA Group Ltd.	68,744	29,257
*	Amaero Ltd.	71,078	18,248
	Amotiv Ltd.	18,541	86,238
	AMP Ltd.	357,769	379,822
*	Amplitude Energy Ltd.	45,031	56,803
	Ansell Ltd.	18,507	355,025
#*	Appen Ltd.	44,293	36,661
#	ARB Corp. Ltd.	10,934	147,856
#	ARN Media Ltd.	38,557	7,820
*	Aroa Biosurgery Ltd.	37,311	16,807
*	Articore Group Ltd.	21,367	3,852
#	AUB Group Ltd.	15,914	296,380
*	Aurelia Metals Ltd.	197,432	42,101
	Aurizon Holdings Ltd.	66,982	202,354
*	Ausgold Ltd.	22,065	14,629
#	Aussie Broadband Ltd.	33,869	131,038
*	Austal Ltd.	45,358	136,774
#*	Australian Agricultural Co. Ltd.	38,789	36,633
#	Australian Clinical Labs Ltd.	23,114	31,705
#	Australian Ethical Investment Ltd.	14,137	41,387
	Australian Finance Group Ltd.	24,189	34,911
#*	Australian Strategic Materials Ltd.	15,824	18,052
#	Autosports Group Ltd.	5,949	10,458
††	AVZ Minerals Ltd.	217,167	22,770
*	Baby Bunting Group Ltd.	18,263	19,040
#	Bank of Queensland Ltd.	83,030	403,076
*	Bannerman Energy Ltd.	12,943	38,671
#	Bapcor Ltd.	87,634	35,894
*	BCI Minerals Ltd.	153,878	42,003
		Shares	Value»
AUSTRALIA — (Continued)
	Beach Energy Ltd.	195,279	$165,876
#	Beacon Lighting Group Ltd.	8,420	9,405
	Bega Cheese Ltd.	42,996	171,919
	Bell Financial Group Ltd.	16,281	15,664
*	Bellevue Gold Ltd.	215,533	234,338
	Bendigo & Adelaide Bank Ltd.	18,062	139,621
#*	Betmakers Technology Group Ltd.	25,815	3,372
#*	Black Cat Syndicate Ltd. (BC8 AU)	111,769	91,386
#*	Boss Energy Ltd.	35,748	36,387
	Bravura Solutions Ltd.	59,086	91,298
#	Breville Group Ltd.	14,849	324,668
#*	Brightstar Resources Ltd.	47,456	13,372
#*	Bubs Australia Ltd.	77,196	5,890
	Capral Ltd.	1,923	16,891
	Capricorn Metals Ltd.	38,364	318,087
#*	Carnarvon Energy Ltd.	150,007	11,955
*	Catalyst Metals Ltd.	38,805	148,764
#*	Catapult Sports Ltd.	27,091	64,673
	Cedar Woods Properties Ltd.	9,590	51,673
#*	Cettire Ltd.	11,404	1,935
	Challenger Ltd.	31,482	195,949
#	Champion Iron Ltd.	42,685	147,460
#*	Chrysos Corp. Ltd.	6,089	33,008
	Cleanaway Waste Management Ltd.	38,971	62,521
*	ClearView Wealth Ltd.	24,888	11,473
#	Clinuvel Pharmaceuticals Ltd.	6,591	43,756
#	Clover Corp. Ltd.	25,399	17,810
#*	Coast Entertainment Holdings Ltd.	72,872	23,301
#	Cobram Estate Olives Ltd.	9,022	25,395
	Codan Ltd.	9,416	285,342
#	Cogstate Ltd.	9,666	17,291
	Collins Foods Ltd.	16,649	98,761
*	Comet Ridge Ltd.	115,929	13,926
#*	Core Lithium Ltd.	126,019	29,744

37

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#Ω	Coronado Global Resources, Inc., CDI	18,668	$3,749
#*††	Corporate Travel Management Ltd.	16,158	35,015
	Credit Corp. Group Ltd.	8,852	69,040
*	Cyprium Metals Ltd. CYM AU	94,360	25,273
	Dalrymple Bay Infrastructure Ltd.	51,272	200,579
#	Data#3 Ltd.	17,890	105,192
*	Deep Yellow Ltd.	148,759	199,277
*	Develop Global Ltd.	27,542	107,027
	Dicker Data Ltd.	12,214	78,537
#	Domino's Pizza Enterprises Ltd.	7,420	88,983
	Downer EDI Ltd.	127,125	683,096
#*	Dreadnought Resources Ltd.	1,031,730	14,073
*	DUG Technology Ltd.	16,005	24,791
#	Duratec Ltd.	11,730	23,919
	Dyno Nobel Ltd.	210,707	500,324
	Eagers Automotive Ltd.	10,868	189,709
*††	Elanor Investor Group	2,855	317
#	Elders Ltd.	27,002	139,939
*	Electro Optic Systems Holdings Ltd.	5,176	34,278
*	Emeco Holdings Ltd.	55,197	45,136
*	Emerald Resources NL	86,706	365,933
#*	EML Payments Ltd.	51,536	15,683
#	Endeavour Group Ltd.	8,827	21,370
	Energy One Ltd.	1,399	14,713
	Enero Group Ltd.	7,597	2,551
	EQT Holdings Ltd.	2,142	30,216
	Eureka Group Holdings Ltd. (EGH AU)	34,436	14,454
	Euroz Hartleys Group Ltd.	14,654	11,777
	EVT Ltd.	15,341	134,161
	Experience Co. Ltd.	24,597	1,619
#	Fenix Resources Ltd.	56,718	12,928
#*	FireFly Metals Ltd.	82,583	119,224
	FleetPartners Group Ltd.	44,716	75,994
	Fleetwood Ltd.	9,756	11,828
#	Flight Centre Travel Group Ltd.	21,674	161,508
*	Focus Minerals Ltd.	15,577	27,095
		Shares	Value»
AUSTRALIA — (Continued)
#*	Frontier Digital Ventures Ltd.	17,664	$4,881
	G8 Education Ltd.	79,482	9,801
#*	Galan Lithium Ltd. GLN AU	42,192	16,227
*	Gateway Mining Ltd.	21,766	1,099
#	Generation Development Group Ltd.	36,782	104,959
	GenusPlus Group Ltd.	9,564	64,675
#	GR Engineering Services Ltd.	13,318	43,549
	GrainCorp Ltd., Class A	29,924	133,023
*	Grange Resources Ltd.	55,500	7,224
	GWA Group Ltd.	32,736	47,249
	Hansen Technologies Ltd.	27,695	100,713
	Harvey Norman Holdings Ltd.	29,955	97,904
*	Havilah Resources Ltd.	27,731	12,269
#	Healius Ltd.	92,037	33,619
	Helia Group Ltd.	41,663	162,136
	Helloworld Travel Ltd.	7,031	7,368
#	Humm Group Ltd.	54,756	25,304
#	IDP Education Ltd.	23,172	55,681
*	IGO Ltd.	59,281	326,181
	Iluka Resources Ltd.	55,690	331,330
	Imdex Ltd.	84,077	247,319
#*	Immutep Ltd. (IMM AU)	122,328	5,192
#	Inghams Group Ltd.	50,749	69,269
#	Integral Diagnostics Ltd.	42,340	68,110
#*	ioneer Ltd.	246,717	23,177
	IPD Group Ltd.	4,209	17,139
	IPH Ltd.	27,976	73,534
	IRESS Ltd.	20,980	103,282
	IVE Group Ltd.	19,754	36,917
*	Judo Capital Holdings Ltd.	126,910	131,927
#	Jumbo Interactive Ltd.	7,010	37,497
	Jupiter Mines Ltd.	181,844	36,280
	Karoon Energy Ltd.	112,273	176,989
	Kelsian Group Ltd.	17,277	47,831
	Kingsgate Consolidated Ltd.	38,014	173,433
#	Kogan.com Ltd.	8,216	21,933
*	Lake Resources NL	294,190	20,225
	Lendlease Corp. Ltd.	83,570	203,842

38

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Lifestyle Communities Ltd.	6,758	$23,091
#	Lindsay Australia Ltd.	23,538	10,115
*	Lotus Resources Ltd.	20,899	14,731
	Lovisa Holdings Ltd.	6,999	121,170
	Lycopodium Ltd.	4,742	43,618
	MA Financial Group Ltd.	13,440	68,178
#	Maas Group Holdings Ltd.	15,726	50,254
	Macmahon Holdings Ltd.	161,782	85,241
#*	Macquarie Technology Group Ltd.	1,768	89,613
#	Mader Group Ltd.	4,057	21,972
	Magellan Financial Group Ltd.	22,240	164,894
*	Mayne Pharma Group Ltd.	14,501	29,765
	McMillan Shakespeare Ltd.	9,141	104,531
*	Meeka Metals Ltd.	107,224	11,119
#*	Megaport Ltd.	23,110	156,518
*	Melbana Energy Ltd.	328,430	2,113
#*	Mesoblast Ltd. (MSB AU)	106,728	166,831
#*	Metals X Ltd.	120,257	121,716
	Metcash Ltd.	121,521	239,295
#*	Metro Mining Ltd. MMIDA AU	23,243	21,503
*	MGX Resources Ltd.	74,201	21,160
#*	Michael Hill International Ltd. (MHJ AU)	13,468	3,768
	Monadelphous Group Ltd.	13,437	272,914
#	Monash IVF Group Ltd.	45,202	23,794
#*	Myer Holdings Ltd.	153,762	28,898
	MyState Ltd.	22,745	75,624
#*	Nanosonics Ltd.	32,782	82,177
	Navigator Global Investments Ltd.	47,448	85,238
	Netwealth Group Ltd.	10,699	183,749
#*	Neuren Pharmaceuticals Ltd.	11,273	102,502
#	New Hope Corp. Ltd.	67,414	267,254
	nib holdings Ltd.	57,114	275,825
	Nick Scali Ltd.	8,901	97,015
*	Nickel Industries Ltd.	281,106	213,202
	Nine Entertainment Co. Holdings Ltd.	175,251	121,265
#*	Novonix Ltd.	30,011	5,521
		Shares	Value»
AUSTRALIA — (Continued)
	NRW Holdings Ltd.	70,086	$312,498
*	Nufarm Ltd.	31,839	56,509
*	Nuix Ltd.	22,762	25,074
#	Objective Corp. Ltd.	2,833	23,599
#*	OFX Group Ltd.	52,215	18,695
	OM Holdings Ltd.	27,595	5,404
#*	Omni Bridgeway Ltd.	38,201	45,271
	oOh!media Ltd.	67,577	57,058
*	Ora Banda Mining Ltd.	144,241	141,021
	Orora Ltd.	162,854	155,479
	Pacific Current Group Ltd.	4,674	36,096
#*	Paladin Energy Ltd.	45,298	387,555
*	Pantoro Gold Ltd.	53,744	128,497
#*	Paragon Care Ltd.	37,058	4,026
	Peet Ltd.	49,105	63,852
#*	PeopleIN Ltd.	8,094	3,448
#	Pepper Money Ltd.	21,844	27,351
	Perenti Ltd.	126,654	171,425
	Perpetual Ltd.	14,546	175,801
#*	PEXA Group Ltd.	18,151	164,927
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
	Praemium Ltd.	49,756	24,529
*	Predictive Discovery Ltd.	145,188	97,780
	Premier Investments Ltd.	8,689	78,047
#	Propel Funeral Partners Ltd.	12,550	34,282
#	PWR Holdings Ltd.	10,527	66,216
*	PYC Therapeutics Ltd.	14,590	13,288
#*	ReadyTech Holdings Ltd.	3,553	3,442
#	Redox Ltd.	9,616	22,812
#	Regal Partners Ltd.	4,358	7,296
	Regis Healthcare Ltd.	25,606	122,273
	Regis Resources Ltd.	108,039	553,975
	Reliance Worldwide Corp. Ltd.	103,546	245,557
*	Renascor Resources Ltd.	207,795	9,762
*	Resolute Mining Ltd.	375,540	321,359
#*	Retail Food Group Ltd.	11,865	7,047
	Ridley Corp. Ltd.	40,176	80,928
*	Saturn Metals Ltd.	74,987	25,854
	SEEK Ltd.	15,931	159,925
*	Select Harvests Ltd.	24,913	68,873
	Servcorp Ltd.	6,297	29,464
	Service Stream Ltd.	91,018	128,322

39

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Shape Australia Pty. Ltd.	4,831	$20,785
	Shaver Shop Group Ltd.	19,224	19,215
#*	Silver Mines Ltd.	474,568	56,304
	Sims Ltd. (SGM AU)	22,887	345,893
*	SiteMinder Ltd.	21,794	48,865
	SKS Technologies Group Ltd.	8,076	39,083
#*	Smart Parking Ltd.	17,161	10,692
	SmartGroup Corp. Ltd.	17,827	116,268
	Solvar Ltd.	30,308	34,652
	Southern Cross Electrical Engineering Ltd.	24,152	66,115
#	Southern Cross Media Group Ltd.	66,672	27,527
	SRG Global Ltd.	67,747	141,508
#*	St Barbara Ltd.	244,018	109,933
	Stanmore Resources Ltd.	56,041	95,068
	Steadfast Group Ltd.	63,841	196,364
#*	Strike Energy Ltd.	242,526	19,266
	Super Retail Group Ltd.	22,153	190,483
*	Superloop Ltd.	88,838	216,962
#	Supply Network Ltd.	852	19,636
#*	Syrah Resources Ltd.	115,460	9,633
	Tabcorp Holdings Ltd.	304,304	250,112
	Tasmea Ltd.	12,065	48,348
	Ten Sixty Four Ltd.	15,386	1,218
*	Titan Minerals Ltd.	34,603	20,852
#	Treasury Wine Estates Ltd.	22,589	70,998
*	Tuas Ltd.	33,140	142,589
#*	Tyro Payments Ltd.	66,050	34,992
	Vault Minerals Ltd.	119,303	398,026
	Ventia Services Group Pty. Ltd.	81,333	313,106
Ω	Viva Energy Group Ltd.	127,992	227,564
#*	Vulcan Energy Resources Ltd.	45,544	129,685
	Vulcan Steel Ltd.	11,572	43,109
*	Vysarn Ltd.	57,066	31,037
	Wagners Holding Co. Ltd.	14,430	47,620
	Washington H Soul Pattinson & Co. Ltd.	8,361	254,960
*	WEB Travel Group Ltd.	38,156	73,767
#	Webjet Group Ltd.	52,612	20,059
		Shares	Value»
AUSTRALIA — (Continued)
*	West African Resources Ltd.	163,587	$356,197
	Westgold Resources Ltd.	112,476	444,818
*	Wildcat Resources Ltd.	21,626	9,309
	Worley Ltd.	25,673	219,921
	XRF Scientific Ltd.	12,477	16,387
#*	Zip Co. Ltd.	199,565	359,833
TOTAL AUSTRALIA			25,735,225
AUSTRIA — (1.5%)
*	Addiko Bank AG	2,352	76,144
	Agrana Beteiligungs AG	2,144	30,035
	ANDRITZ AG	8,743	742,898
*	AT&S Austria Technologie & Systemtechnik AG	4,664	516,648
Ω	BAWAG Group AG	11,325	1,939,415
	CA Immobilien Anlagen AG	2,319	74,310
*	CPI Europe AG	4,816	88,222
	DO & Co. AG	904	184,355
*	Eurotelesites AG	4,310	23,751
	EVN AG	4,306	146,309
*	FACC AG	2,374	36,729
	Frequentis AG	255	21,990
*	Immofinanz AG (IIA AV)	10,232	0
*	Kapsch TrafficCom AG	757	4,749
#*	Lenzing AG	1,793	49,076
	Mayr Melnhof Karton AG	878	82,428
#	Oesterreichische Post AG	3,173	119,443
	Palfinger AG	2,888	118,841
*	POLYTEC Holding AG	1,603	7,637
	Porr AG	3,029	138,906
	SBO AG	1,398	60,675
*	Semperit AG Holding	1,873	32,868
	Strabag SE (STR AV), Class BR	2,747	289,903
	Telekom Austria AG	14,384	163,513
*	UBM Development AG	812	16,329
	UNIQA Insurance Group AG	16,266	312,111

40

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,146	$387,471
	voestalpine AG	14,958	773,373
	Wienerberger AG	13,034	377,911
	Zumtobel Group AG	6,897	29,176
TOTAL AUSTRIA			6,845,216
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	2,922	963,712
	Ageas SA	2,775	217,462
*	AGFA-Gevaert NV	20,629	11,481
*	Atenor	3,090	6,164
	Azelis Group NV	8,879	117,642
*	Banqup Group	1,279	3,723
	Barco NV	8,285	92,734
	Bekaert SA	4,681	231,153
#*††	Biocartis Group NV	5,650	0
*	bpost SA	14,476	30,848
	Cie d'Entreprises CFE	891	11,900
	CMB Tech NV	5,418	74,730
#	Colruyt Group NV	5,784	222,948
	Deceuninck NV	10,393	26,106
	Deme Group NV	1,055	240,747
#	D'ieteren Group	1,559	322,154
	Econocom Group SA NV	14,168	23,501
	EVS Broadcast Equipment SA	1,783	78,631
	Fagron	8,950	252,479
*	Galapagos NV (GLPG BB)	4,331	122,705
	Gimv NV	3,289	185,327
*	Hyloris Pharmaceuticals SA	768	4,377
*	Immobel SA	570	14,793
	Ion Beam Applications	3,161	49,710
	Jensen-Group NV	507	40,916
	Kinepolis Group NV	1,476	53,049
	Lotus Bakeries NV	42	505,613
#	Melexis NV	2,453	206,431
*	Nyxoah SA	1,031	3,041
#*	Ontex Group NV	11,107	37,957
*	Onward Medical NV	1,990	6,205
*	Orange Belgium SA	2,344	57,739
	Proximus SADP	18,026	137,496
#	Recticel SA	4,388	52,058
	Sipef NV	638	76,116
#	Solvay SA	13,537	442,033
		Shares	Value»
BELGIUM — (Continued)
#	Syensqo SA	6,657	$441,620
	Tessenderlo Group SA	3,699	92,812
	Umicore SA	23,504	475,374
	Van de Velde NV	1,093	42,033
	VGP NV	1,798	184,588
	Viohalco SA	9,200	157,840
TOTAL BELGIUM			6,317,948
CANADA — (13.2%)
*	5N Plus, Inc.	22,407	540,566
	A&W Food Services of Canada, Inc.	500	13,608
#	Acadian Timber Corp.	1,400	17,727
*	Aclara Resources, Inc.	6,200	22,183
	ADENTRA, Inc.	2,386	59,916
	ADF Group, Inc.	1,400	10,533
*	Advantage Energy Ltd.	23,981	182,371
	Aecon Group, Inc.	8,991	330,688
#	AG Growth International, Inc.	1,367	19,524
	AGF Management Ltd., Class B	7,345	87,598
#*	Aimia, Inc.	12,133	24,295
*	Air Canada	17,009	233,532
#	AirBoss of America Corp.	2,200	11,256
	Alaris Equity Partners Income	2,438	40,437
	Algoma Central Corp.	1,600	26,008
	Algoma Steel Group, Inc. (ASTL US)	11,500	53,705
	Algonquin Power & Utilities Corp. (AQN CN)	16,126	101,147
	Algonquin Power & Utilities Corp. (AQN US)	74,409	467,289
*	Allied Gold Corp.	1,032	31,018
	AltaGas Ltd.	9,811	367,709
	Altius Minerals Corp.	5,200	188,614
#	Altus Group Ltd.	6,000	199,477
	Amerigo Resources Ltd.	26,100	110,291
*	Andean Precious Metals Corp.	3,500	16,104
	Andrew Peller Ltd., Class A	4,300	17,759
	ARC Resources Ltd.	14,543	344,959
*	Aritzia, Inc.	11,495	1,213,265
	Atco Ltd., Class I	10,207	511,796
#*	Athabasca Oil Corp.	76,206	670,979

41

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	ATS Corp. (ATS CN)	8,214	$266,493
#*	Aurora Cannabis, Inc. (ACB US)	651	2,239
*	AutoCanada, Inc.	2,934	49,809
#*	Avino Silver & Gold Mines Ltd. (ASM US)	26,508	170,712
	B2Gold Corp. (BTG US)	116,197	522,886
	B2Gold Corp. (BTO CN)	66,072	298,658
	Badger Infrastructure Solutions Ltd.	4,609	222,926
#*	Ballard Power Systems, Inc. (BLDP US)	34,101	115,943
#*	Bausch Health Cos., Inc. (BHC US)	36,335	207,836
	Baytex Energy Corp.	93,220	472,843
	Birchcliff Energy Ltd.	37,934	179,568
	Bird Construction, Inc.	9,860	363,594
	Black Diamond Group Ltd.	6,496	81,060
#*	BlackBerry Ltd. BB CN	26,297	142,292
#*	BlackBerry Ltd. BB US	44,189	238,621
	BMTC Group, Inc.	850	8,085
#*	Bonterra Energy Corp.	3,035	16,087
	Boralex, Inc., Class A	12,043	325,911
	Boyd Group, Inc.	3,253	402,114
*	Bragg Gaming Group, Inc.	2,243	4,576
	Bridgemarq Real Estate Services	1,300	13,552
#	Brookfield Infrastructure Corp. BIPC CN, Class A	2,300	85,085
	Brookfield Infrastructure Corp. BIPC US, Class A	8,487	314,019
	BRP, Inc. (DOO CN)	1,300	72,745
	BRP, Inc. (DOOO US)	3,185	178,201
#*	CAE, Inc. (CAE CN)	6,136	160,362
*	CAE, Inc. (CAE US)	30,818	804,658
*	Calfrac Well Services Ltd.	3,300	12,997
#	Calian Group Ltd.	1,900	98,878
	Canaccord Genuity Group, Inc.	12,896	112,502
*	Canacol Energy Ltd.	3,610	0
		Shares	Value»
CANADA — (Continued)
*	Canada Goose Holdings, Inc. (GOOS CN)	900	$10,250
*	Canada Goose Holdings, Inc. (GOOS US)	5,272	59,995
	Canada Packers, Inc.	2,225	30,140
#	Canadian Tire Corp. Ltd., Class A	6,584	915,658
	Canadian Utilities Ltd., Class A	11,590	413,737
*	Canfor Corp.	12,300	109,567
#	Capital Power Corp.	17,199	822,883
*	Capstone Copper Corp.	83,957	699,667
	Cardinal Energy Ltd.	18,431	168,389
	CareRx Corp.	3,200	8,716
#	Cascades, Inc.	13,329	105,584
*	Cavvy Energy Ltd.	4,300	4,305
	Centerra Gold, Inc.	26,068	453,680
	CES Energy Solutions Corp.	36,901	525,391
*	Cineplex, Inc.	5,627	47,101
*	Cipher Pharmaceuticals, Inc.	900	11,734
	Cogeco Communications, Inc.	2,100	97,305
	Cogeco, Inc.	800	37,180
#	Colliers International Group, Inc. (CIGI CN)	1,200	125,446
	Colliers International Group, Inc. (CIGI US)	3,381	353,585
	Computer Modelling Group Ltd.	8,644	25,836
	Corby Spirit & Wine Ltd.	1,800	19,480
*	Cronos Group, Inc. (CRON US)	35,986	96,083
*	D2L, Inc.	3,600	24,727
	Definity Financial Corp.	10,334	526,837
*	Descartes Systems Group, Inc. (DSG CN)	2,900	209,246
*	Descartes Systems Group, Inc. (DSGX US)	1,553	111,987
	Dexterra Group, Inc.	6,209	53,621

42

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Doman Building Materials Group Ltd.	9,452	$71,672
	Dominion Lending Centres, Inc.	4,400	31,420
*	Dorel Industries, Inc., Class B	3,700	4,522
	DPM Metals, Inc.	40,475	1,359,049
	DREAM Unlimited Corp., Class A	2,825	38,475
#	Dye & Durham Ltd.	6,092	15,697
	Dynacor Group, Inc.	4,900	20,959
	E-L Financial Corp. Ltd.	20,400	256,061
	Eldorado Gold Corp. (EGO US)	8,594	267,184
	Eldorado Gold Corp. (ELD CN)	26,550	820,340
#	Element Fleet Management Corp.	39,958	953,979
*	Eloro Resources Ltd.	11,000	14,819
	Empire Co. Ltd., Class A	13,758	470,974
#*	Endeavour Silver Corp.	28,575	263,747
	Enerflex Ltd. (EFX CN)	14,336	384,693
	Enerflex Ltd. (EFXT US)	3,811	102,211
#	Enghouse Systems Ltd.	2,490	31,071
*	Ensign Energy Services, Inc.	15,950	44,973
	EQB, Inc.	4,086	370,834
#	Equinox Gold Corp. (EQX US)	10,262	143,258
*	ERO Copper Corp. (ERO CN)	3,789	97,936
*	ERO Copper Corp. (ERO US)	6,844	176,917
	Evertz Technologies Ltd.	5,502	64,808
	Exchange Income Corp.	3,343	246,230
	Exco Technologies Ltd.	4,600	24,992
	Extendicare, Inc.	14,310	315,835
#	Fiera Capital Corp.	6,400	27,139
	Finning International, Inc.	19,206	1,406,569
*	Firan Technology Group Corp.	3,100	45,529
		Shares	Value»
CANADA — (Continued)
	Firm Capital Mortgage Investment Corp.	4,900	$44,514
#	First Majestic Silver Corp. (AG US)	54,871	1,081,507
	First Majestic Silver Corp. (FR CN)	5,882	115,878
*	First Mining Gold Corp.	87,500	27,699
	FirstService Corp. (FSV CN)	2,145	287,416
	FirstService Corp. (FSV US)	1,213	162,312
*	Foraco International SA	7,800	18,088
*	Fortuna Mining Corp. (FSM US)	19,034	183,678
*	Fortuna Mining Corp. (FVI CN)	30,193	291,179
*	Freegold Ventures Ltd.	40,369	33,880
#	Freehold Royalties Ltd.	19,895	263,490
	Frontera Energy Corp.	5,580	60,345
*	Galiano Gold, Inc. GAU CN	12,801	29,780
*	Galiano Gold, Inc. GAU US	8,290	19,233
	Gamehost, Inc.	2,000	19,715
	Gibson Energy, Inc.	20,295	444,492
	Gildan Activewear, Inc. (GIL US)	2,869	177,849
*	Global Atomic Corp.	24,272	14,116
*	Globex Mining Enterprises, Inc.	5,200	8,652
#	goeasy Ltd.	1,436	35,954
*	GoGold Resources, Inc.	52,458	101,182
*	GoldMining, Inc.	23,239	26,860
*	GoldMoney, Inc.	1,360	16,240
*	Greenfire Resources Ltd.	9,874	66,449
	Groupe Dynamite, Inc.	2,500	163,342
*	Haivision Systems, Inc.	3,200	15,572
#	Hammond Power Solutions, Inc.	1,309	278,664
	Headwater Exploration, Inc.	37,063	366,169
	High Liner Foods, Inc.	2,300	23,282

43

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Highlander Silver Corp.	15,202	$89,196
*	HLS Therapeutics, Inc.	2,903	9,938
	Hudbay Minerals, Inc. (HBM CN)	40,440	935,409
	Hudbay Minerals, Inc. (HBM US)	11,918	275,425
	iA Financial Corp., Inc.	2,716	349,550
*	IAMGOLD Corp. (IAG US)	22,366	377,314
	IGM Financial, Inc.	1,236	68,909
*	Imperial Metals Corp.	9,700	48,202
	Information Services Corp.	2,000	67,037
	InPlay Oil Corp.	1,317	17,147
*	Interfor Corp.	7,278	52,347
Ω	Jamieson Wellness, Inc.	5,148	128,136
*	Journey Energy, Inc.	2,400	10,195
*	K92 Mining, Inc.	32,045	588,834
	K-Bro Linen, Inc.	2,100	58,609
*	Kelt Exploration Ltd.	27,188	201,155
#	Keyera Corp.	12,047	465,437
*	Kinaxis, Inc.	2,243	231,739
*	Knight Therapeutics, Inc.	11,829	65,313
#	KP Tissue, Inc.	700	5,864
#	Labrador Iron Ore Royalty Corp.	8,600	179,743
*	Laramide Resources Ltd.	15,000	8,393
*	Largo, Inc. (LGO CN)	1,753	2,104
	Lassonde Industries, Inc., Class A	500	82,276
	Laurentian Bank of Canada	6,429	190,596
	Leon's Furniture Ltd.	3,400	65,705
*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	12,976
#*	Lightspeed Commerce, Inc. (LSPD US)	16,087	148,805
	Linamar Corp.	5,605	375,042
#*	Lithium Americas Corp.	32,657	187,125
*	Lucara Diamond Corp.	52,607	9,295
	Magellan Aerospace Corp.	2,400	44,277
	Mainstreet Equity Corp.	600	80,211
		Shares	Value»
CANADA — (Continued)
*	Major Drilling Group International, Inc.	13,573	$156,579
	Maple Leaf Foods, Inc.	11,203	236,703
	Martinrea International, Inc.	9,732	71,932
#*	Mattr Corp.	4,242	29,761
*	MDA Space Ltd.	20,089	614,346
	Medical Facilities Corp.	5,100	64,466
*	Mega Uranium Ltd.	24,914	13,389
	Melcor Developments Ltd.	2,200	30,028
	Meren Energy, Inc.	27,630	50,649
	Methanex Corp. (MEOH US)	5,535	362,764
	Morguard Corp.	700	62,097
	MTY Food Group, Inc.	2,800	83,669
#	Mullen Group Ltd.	12,988	196,587
#*	NanoXplore, Inc.	10,700	17,487
	Neo Performance Materials, Inc.	5,936	110,561
#*	New Pacific Metals Corp.	4,600	24,426
*	NFI Group, Inc.	8,237	131,952
	North American Construction Group Ltd. (NOA CN)	2,300	33,797
	North West Co., Inc.	6,881	257,743
	Northland Power, Inc.	51,920	892,886
#*	Obsidian Energy Ltd. (OBE US)	12,119	173,059
	OceanaGold Corp.	37,721	1,167,994
	Onex Corp.	11,499	968,867
#	Open Text Corp. (OTEX CN)	14,416	326,770
#	Open Text Corp. (OTEX US)	15,273	346,086
	OR Royalties, Inc. (OR CN)	14,436	531,699
	OR Royalties, Inc. (OR US)	12,160	448,826
*	Orezone Gold Corp.	59,639	89,128
#*	Organigram Global, Inc.	2,430	3,426
	Paramount Resources Ltd., Class A	10,792	244,236
	Parex Resources, Inc.	10,675	224,919
	Pason Systems, Inc.	13,302	136,805
#	Pet Valu Holdings Ltd.	7,829	122,592

44

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Peyto Exploration & Development Corp.	28,680	$549,171
	PHX Energy Services Corp.	5,500	49,844
	Pine Cliff Energy Ltd.	23,500	11,072
	Pizza Pizza Royalty Corp.	4,000	45,938
*	PMET Resources, Inc.	9,600	42,192
	Polaris Renewable Energy, Inc.	3,600	33,977
	Pollard Banknote Ltd.	1,800	23,640
#	PrairieSky Royalty Ltd.	29,509	745,356
*	Precision Drilling Corp. (PD CN)	1,930	179,974
*	Precision Drilling Corp. (PDS US)	133	12,413
#	Premium Brands Holdings Corp.	6,089	382,145
#	Propel Holdings, Inc.	1,946	31,346
	Pulse Seismic, Inc.	6,700	19,631
#*	Quarterhill, Inc.	23,309	25,225
	Quebecor, Inc., Class B	15,236	641,362
*	Real Matters, Inc.	4,094	17,330
	Richelieu Hardware Ltd.	6,969	203,783
	Rogers Sugar, Inc.	16,950	81,983
	Russel Metals, Inc.	8,650	336,677
*	Sangoma Technologies Corp.	3,500	14,945
*	Saturn Oil & Gas, Inc.	2,049	10,167
	Savaria Corp.	8,482	186,581
*	Seabridge Gold, Inc. (SA US)	8,288	231,650
*	Seabridge Gold, Inc. (SEA CN)	3,858	107,672
	Secure Waste Infrastructure Corp.	37,969	647,096
	Sienna Senior Living, Inc.	13,836	238,350
	South Bow Corp. SOBO CN	12,600	431,332
	South Bow Corp. SOBO US	13,282	454,776
*	Spartan Delta Corp.	12,672	130,139
Ω	Spin Master Corp.	3,900	59,260
	Sprott, Inc. (SII CN)	2,798	365,478
	Sprott, Inc. (SII US)	1,100	143,440
*	SSR Mining, Inc. (SSRM CN)	42,995	1,238,255
*	SSR Mining, Inc. (SSRM US)	1,383	39,844
		Shares	Value»
CANADA — (Continued)
	Stantec, Inc. (STN CN)	7,077	$646,352
#	Stantec, Inc. (STN US)	1,268	115,768
	Stella-Jones, Inc.	8,109	501,817
*	Steppe Gold Ltd.	14,200	13,695
*	STLLR Gold, Inc.	11,300	12,395
	StorageVault Canada, Inc.	28,055	90,876
	Strathcona Resources Ltd.	5,442	170,993
*	SunOpta, Inc. (SOY CN)	1,950	12,676
	Superior Plus Corp.	28,114	155,229
	Supremex, Inc.	5,800	15,286
	Surge Energy, Inc.	12,731	93,817
	Sylogist Ltd.	3,100	8,900
*	Talon Metals Corp.	3,521	19,130
	Tamarack Valley Energy Ltd.	63,209	592,839
	TELUS Corp.	3,838	48,062
*	TerrAscend Corp.	31,000	23,735
	TerraVest Industries, Inc.	1,574	160,558
	TFI International, Inc. (TFII US)	4,834	692,132
#*	Tidewater Midstream & Infrastructure Ltd.	1,765	18,386
#*	Tilray Brands, Inc.	2,311	14,421
#	Timbercreek Financial Corp.	9,652	48,105
	TMX Group Ltd.	11,932	486,644
#	Topaz Energy Corp.	16,546	384,187
	Torex Gold Resources, Inc.	14,210	585,201
	Toromont Industries Ltd.	1,886	293,268
	Total Energy Services, Inc.	6,761	117,062
	TransAlta Corp.	11,303	141,061
	TransAlta Corp.	29,463	367,217
*	Transat AT, Inc.	3,900	7,350
	Transcontinental, Inc., Class A	11,725	45,835
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	34,374	182,454
#	Triple Flag Precious Metals Corp. (TFPM CN)	9,020	287,928
	Triple Flag Precious Metals Corp. (TFPM US)	7,336	234,092

45

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Trisura Group Ltd. (TSU CN)	5,900	$191,114
*	Valeura Energy, Inc.	3,426	33,848
	Vecima Networks, Inc.	1,200	11,219
#	Vermilion Energy, Inc. (VET CN)	3,634	49,065
	Vermilion Energy, Inc. (VET US)	20,299	273,428
	VersaBank (VBNK CN)	1,500	26,801
	VersaBank (VBNK US)	1,000	17,910
*††	Victoria Gold Corp./Vancouver	1,082	72
*	Viemed Healthcare, Inc.	4,100	40,836
*	Vitalhub Corp.	3,821	22,560
#*	Vizsla Silver Corp.	37,500	127,268
	Wajax Corp.	2,200	54,775
#*	Well Health Technologies Corp.	27,954	88,903
*	Wesdome Gold Mines Ltd.	22,185	394,262
	West Fraser Timber Co. Ltd. (WFG US)	2,697	170,747
*	Western Copper & Gold Corp.	4,800	13,392
	Westshore Terminals Investment Corp.	4,442	116,188
	Whitecap Resources, Inc. WCPRF US	5,369	63,512
	Winpak Ltd.	4,600	136,000
*	Yangarra Resources Ltd.	8,100	8,587
	Yellow Pages Ltd.	1,091	10,795
††	Zenith Capital Corp.	1,300	172
TOTAL CANADA			60,206,668
CHINA — (0.2%)
	China Gold International Resources Corp. Ltd. (CGG CN)	43,400	932,316
DENMARK — (2.3%)
	AL Sydbank	8,581	731,895
#	ALK-Abello AS	18,827	705,177
	Alm Brand AS	107,596	251,690
#	Ambu AS, Class B	27,639	273,982
*	Bang & Olufsen AS	14,001	19,120
*	Bavarian Nordic AS	11,722	345,034
#	cBrain AS	905	9,233
	Chemometec AS	2,221	111,988
		Shares	Value»
DENMARK — (Continued)
#	Columbus AS	16,517	$26,138
	D/S Norden AS	3,763	178,066
#*	Demant AS	7,482	237,281
*	Dfds AS	3,214	69,034
	Djurslands Bank AS	110	16,025
	FLSmidth & Co. AS	5,744	426,619
	Fluegger Group AS	86	4,705
	Foroya Banki P	552	19,629
#*	GN Store Nord AS	12,944	194,698
	GronlandsBANKEN AS	79	12,137
	H Lundbeck AS (HLUNA DC), Class A	4,743	26,324
	H Lundbeck AS (HLUNB DC)	34,629	232,797
#*	H&H International AS, Class B	2,539	42,318
	ISS AS	19,124	701,556
	Jeudan AS	1,628	53,140
	Jyske Bank AS	4,921	685,073
#	Matas AS	5,454	86,706
	MT Hoejgaard Holding AS	324	17,358
#*Ω	Netcompany Group AS	5,022	286,883
#*	NKT AS	8,648	1,277,416
#*Ω	NNIT AS	1,779	12,322
*	North Media AS	1,083	8,239
#*	NTG Nordic Transport Group AS	1,294	37,874
	Per Aarsleff Holding AS	2,658	309,561
	Ringkjoebing Landbobank AS	3,553	887,757
#	Rockwool AS ROCKA DC, Class A	5,409	166,243
	Rockwool AS ROCKB DC, Class B	9,284	270,262
	Royal Unibrew AS	6,337	423,807
*	RTX AS	1,054	15,737
Ω	Scandinavian Tobacco Group AS	6,629	70,189
	Schouw & Co. AS	1,656	170,729
	SJF Bank AS	2,454	120,382
	Skjern Bank	326	15,433
#*	Solar AS, Class B	889	28,975
	SP Group AS	1,596	93,218
	TCM Group AS	1,034	10,563
	Tivoli AS	344	35,180
	TORM PLC, Class A	9,267	297,048
*	Trifork Group AG	711	9,917
	UIE PLC	1,682	101,318

46

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Zealand Pharma AS	6,509	$307,851
TOTAL DENMARK			10,434,627
FINLAND — (2.1%)
	Aktia Bank OYJ	7,233	92,463
	Alandsbanken Abp, Class B	379	21,359
	Alma Media OYJ	4,469	65,584
	Anora Group OYJ	5,909	24,168
	Aspo OYJ	2,685	19,237
	Atria OYJ	2,491	43,326
#	Bittium OYJ	4,078	152,302
	Digia OYJ	2,833	18,988
*	Easor OYJ	2,896	2,213
	Elisa OYJ	11,400	553,674
*	Endomines Finland OYJ	1,452	16,221
Ω	Enento Group OYJ	1,937	36,746
#	eQ OYJ	761	8,819
#	Finnair OYJ	15,156	57,043
#	Fiskars OYJ Abp	4,519	72,882
	Gofore OYJ	378	5,172
#	Harvia OYJ	2,159	90,079
	Hiab OYJ	5,766	342,996
#	HKFoods OYJ	6,353	11,895
	Huhtamaki OYJ	9,695	310,275
*	Incap OYJ	2,671	31,463
	Kalmar OYJ, Class B	4,700	252,047
#	Kamux Corp.	4,139	7,980
	Kemira OYJ	16,242	336,799
	Kesko OYJ (KESKOA FH), Class A	6,833	163,168
#	Kesko OYJ (KESKOB FH), Class B	22,629	557,740
	Konecranes OYJ	29,238	960,263
*	Lassila & Tikanoja OYJ	4,594	39,295
#*	Lindex Group OYJ	8,965	22,797
	Lumo Kodit OYJ	14,800	140,949
	Luotea PLC	4,594	13,225
#	Mandatum OYJ	54,453	435,507
	Marimekko OYJ	4,640	54,016
#*	Metsa Board OYJ (METSB FH), Class B	10,758	35,998
#	Metso OYJ	3,093	53,429
#	Nokian Renkaat OYJ	14,728	181,195
	Olvi OYJ, Class A	1,985	72,270
	Oma Saastopankki OYJ	1,595	22,338
	Oriola OYJ (OKDBV FH), Class B	22,579	24,481
	Orion OYJ (ORNAV FH), Class A	3,437	275,088
		Shares	Value»
FINLAND — (Continued)
	Orion OYJ (ORNBV FH), Class B	15,344	$1,239,616
	Outokumpu OYJ	51,100	343,720
	Pihlajalinna OYJ	3,541	46,627
	Ponsse OYJ	1,180	30,928
	Puuilo OYJ	9,163	139,699
#*	QT Group OYJ	1,392	31,468
	Raisio OYJ, Class V	14,595	43,754
	Revenio Group OYJ	2,073	33,850
	Sampo OYJ, Class A	28,802	298,729
	Sanoma OYJ	12,197	132,652
	Scanfil OYJ	1,917	28,487
	Stora Enso OYJ, Class R	50,840	566,081
	Taaleri PLC	2,682	24,075
#	Talenom OYJ	2,896	4,124
	Teleste OYJ	1,530	6,173
#Ω	Terveystalo OYJ	10,921	99,966
	Tieto OYJ	12,782	285,562
#	Tokmanni Group Corp.	4,962	44,302
	Vaisala OYJ, Class A	2,354	137,716
#	Valmet OYJ	19,391	506,323
*	Verkkokauppa.com OYJ	4,018	10,576
*	YIT OYJ	19,593	58,115
TOTAL FINLAND			9,738,033
FRANCE — (5.5%)
*	74Software SA	483	20,257
#	ABC arbitrage	3,148	19,845
	Accor SA	10,138	501,717
#	Aeroports de Paris SA	1,860	225,848
	AKWEL SADIR	1,182	10,051
*	Alstom SA	38,559	774,815
	Altamir	1,905	55,021
	Alten SA	3,634	242,102
	Arkema SA	6,315	460,893
	Assystem SA	243	13,103
	Aubay	910	53,394
Ω	Ayvens SA	36,342	491,789
#*	Bastide le Confort Medical	266	7,834
#	Beneteau SACA	5,853	47,102
	BioMerieux	3,239	273,323
	Boiron SA	776	24,929
	Bonduelle SCA	2,134	21,689
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	2,312
	Carrefour SA	39,159	780,668
	CBo Territoria	2,250	10,435

47

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie des Alpes	3,270	$85,237
*	Claranova SE	6,744	6,275
*	Clariane SE	17,537	83,371
	Coface SA	22,122	410,227
	Derichebourg SA	13,913	148,224
#	Edenred SE	16,456	412,125
	Eiffage SA	1,580	254,741
*	Ekinops SAS	2,101	6,154
	Electricite de Strasbourg SA	132	35,656
Ω	Elior Group SA	21,448	66,578
#	Elis SA	24,685	762,771
*	Emeis SA	8,047	136,002
	Equasens	561	24,752
#	Eramet SA	1,705	117,627
	Etablissements Maurel et Prom SA	14,353	167,586
#	Eurazeo SE	6,473	353,292
*	Euroapi SA	9,294	14,976
	Eurofins Scientific SE	7,038	489,228
#*	Eutelsat Communications SACA	33,157	105,886
	Exel Industries SA, Class A	184	6,711
	Exosens SAS	3,907	298,359
#	FDJ UNITED	6,005	163,138
#*	Figeac Aero	1,562	18,230
	Fnac Darty SA (0QSH LI)	648	26,953
	Fnac Darty SA (FNAC FP)	579	24,023
*	Forvia SE (FRVIA FP)	25,941	305,806
*	Gaumont SA	20	2,397
	Gaztransport Et Technigaz SA	6,266	1,524,481
	GL Events SACA	1,643	64,678
	Groupe Crit SA	446	29,093
#*	Guerbet	1,370	18,677
	Haulotte Group SA	1,014	2,375
*	ID Logistics Group SACA	573	243,341
	Imerys SA	5,683	148,752
#	Infotel SA	414	16,853
	Interparfums SA	2,072	57,651
	Ipsen SA	1,570	308,351
	IPSOS SA	6,110	259,124
#	Jacquet Metals SACA	2,005	52,261
	JCDecaux SE	7,386	164,288
	Kaufman & Broad SA	2,327	75,597
	Laurent-Perrier	396	39,158
#	Lectra	2,315	43,797
	Linedata Services	112	5,698
	LNA Sante SA	809	27,360
		Shares	Value»
FRANCE — (Continued)
*	Lumibird	412	$10,431
*Ω	Maisons du Monde SA	3,427	2,178
	Manitou BF SA	1,600	38,385
	Mersen SA	3,050	114,760
#	Metropole Television SA	4,335	66,209
	Neurones	694	29,391
	Nexans SA	6,055	1,130,189
#*	Nexity SA	5,495	54,548
	North Atlantic Energies	336	24,619
	NRJ Group	2,200	18,455
	Oeneo SA	177	1,886
	Opmobility	7,638	129,059
*	OVH Groupe SA	3,817	46,682
*	Pierre Et Vacances SA	14,168	30,942
#	Planisware SA	1,765	37,259
#	Pluxee NV	7,163	101,784
	Quadient SA	4,210	57,570
#	Remy Cointreau SA	2,768	130,486
#	Renault SA	21,234	745,933
	Rexel SA	29,590	1,251,457
	Robertet SA	90	84,555
	Rubis SCA	13,079	539,044
	Samse SACA	132	18,860
	Savencia SA	669	52,142
	SCOR SE	24,119	899,947
	SEB SA	2,175	133,482
#	Seche Environnement SACA	536	52,478
	SES SA	69,960	577,524
*Ω	SMCP SA	8,008	48,778
	Societe BIC SA	3,290	226,915
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	252	38,975
	Societe LDC SADIR	668	87,660
#	Sodexo SA	8,417	428,118
*	SOITEC	1,017	153,020
#*	Solutions 30 SE	7,372	5,106
	Sopra Steria Group	2,094	326,734
	SPIE SA	18,212	1,056,707
	Stef SA	521	71,208
#	Sword Group	975	35,843
	Synergie SE	1,041	34,437
	Technip Energies NV	17,757	840,040
#	Teleperformance SE	6,817	461,709
#	Television Francaise 1 SA	5,827	46,350
	TFF Group	598	11,176
	Thermador Groupe	904	73,500
#	Tikehau Capital SCA	4,027	83,513

48

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Trigano SA	1,450	$266,655
#*	Ubisoft Entertainment SA	10,592	61,792
	Valeo SE	30,230	380,515
	Vallourec SACA	26,656	803,182
	Vetoquinol SA	430	38,881
	Vicat SACA	3,357	237,052
	VIEL & Cie SA	4,347	95,376
	Virbac SACA	381	166,419
*	Viridien	1,552	263,973
	Vivendi SE	119,229	278,339
#*	Voltalia SA	4,789	39,797
#	Vusion	1,041	148,486
	Wavestone	1,094	59,038
#*Ω	Worldline SA	117,159	34,561
*Ω	X-Fab Silicon Foundries SE	8,082	60,013
TOTAL FRANCE			24,989,110
GERMANY — (6.3%)
	1&1 AG	8,529	225,952
*	7C Solarparken AG	11,332	25,131
	Adesso SE	441	30,191
	Adtran Networks SE	1,517	40,975
	AIXTRON SE	5,624	310,748
	All for One Group SE	283	11,933
	Allgeier SE	979	18,647
	Alzchem Group AG	1,350	262,457
	Amadeus Fire AG	781	22,106
*	Aroundtown SA	175,401	507,137
	Atoss Software SE	1,398	130,082
Ω	Aumann AG	624	9,320
*	Aumovio SE	5,634	244,338
#	Aurubis AG	4,672	1,005,367
#*	Auto1 Group SE	3,692	78,859
*	Basler AG	1,488	32,038
	Bechtle AG	10,363	352,698
Ω	Befesa SA	2,952	113,156
*	Bertrandt AG	899	11,488
	Bijou Brigitte AG	711	41,427
	Bilfinger SE	4,969	573,079
	Borussia Dortmund GmbH & Co. KGaA	11,253	42,131
*	BRANICKS Group AG	5,249	8,398
	Brenntag SE	8,462	616,244
*Ω	Brockhaus Technologies AG	542	11,967
	CANCOM SE (COK GR)	2,862	83,198
	Carl Zeiss Meditec AG	3,341	104,049
*	Ceconomy AG	28,741	148,086
*	CENIT AG	1,323	10,274
		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGaA	855	$94,738
	CTS Eventim AG & Co. KGaA	4,871	321,504
#*Ω	Delivery Hero SE	13,923	338,860
	Dermapharm Holding SE DMP GR	261	14,218
	Deutsche Beteiligungs AG	1,693	50,857
	Deutsche EuroShop AG	2,391	55,482
Ω	Deutsche Pfandbriefbank AG	20,019	76,361
	Deutsche Wohnen SE	3,246	75,388
	Deutz AG	19,668	229,987
	Draegerwerk AG & Co. KGaA	432	35,464
	Duerr AG	7,939	197,004
Ω	DWS Group GmbH & Co. KGaA	3,593	248,888
	Eckert & Ziegler SE	7,647	137,121
*	EDAG Engineering Group AG	1,225	5,332
	Elmos Semiconductor SE	1,307	282,704
	ElringKlinger AG	4,625	29,868
#	Energiekontor AG	835	39,912
	Evonik Industries AG	25,540	528,249
#*	Evotec SE	15,101	93,463
	Fabasoft AG	270	3,656
	Fielmann Group AG	3,979	198,621
	flatexDEGIRO SE	14,671	524,924
#*	Formycon AG	431	9,178
*	Fraport AG Frankfurt Airport Services Worldwide	5,454	447,516
	Freenet AG	17,397	554,091
	Fresenius Medical Care AG (FME GR)	8,517	385,381
	Friedrich Vorwerk Group SE	1,718	147,367
	FUCHS SE	3,611	138,410
	GEA Group AG	16,219	1,109,081
	Gerresheimer AG	2,685	77,507
	Gesco SE	1,167	20,335
	GFT Technologies SE	2,864	62,454
	Grenke AG	2,176	32,536
	Hawesko Holding SE	351	8,406
#*	Heidelberger Druckmaschinen AG	33,592	58,038
#*	HelloFresh SE	7,391	40,138
	Hensoldt AG	9,991	901,527

49

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Hoenle AG	579	$6,077
	Hornbach Holding AG & Co. KGaA	1,627	154,685
#	HUGO BOSS AG	7,467	316,650
	Indus Holding AG	1,977	69,338
	Init Innovation in Traffic Systems SE	873	52,164
Ω	Instone Real Estate Group SE	5,460	56,592
#*	IONOS Group SE	4,165	128,205
	IVU Traffic Technologies AG	1,884	42,002
	Jenoptik AG	6,346	249,741
Ω	JOST Werke SE	2,182	132,813
	K&S AG	21,056	393,932
	KION Group AG	10,002	522,018
#*	Kloeckner & Co. SE	4,004	55,922
#*	Knaus Tabbert AG	655	9,345
*	Koenig & Bauer AG	2,538	27,755
	Kontron AG	6,182	155,002
	Krones AG	2,781	402,483
	KSB SE & Co. KGaA	31	35,667
	KWS Saat SE & Co. KGaA	1,789	161,450
	Lanxess AG	7,284	155,224
	LEG Immobilien SE	12,091	848,409
	Leifheit AG	1,317	26,250
*	LPKF Laser & Electronics SE	1,120	21,775
#*	Medios AG	155	2,491
	MLP SE	11,878	111,194
#	Mutares SE & Co. KGaA	2,654	76,876
#	Nagarro SE	1,179	59,908
	Nemetschek SE	4,503	326,801
#*	Nordex SE	16,037	914,468
	Norma Group SE	3,895	67,156
	Patrizia SE	7,041	61,902
*	Pentixapharm Holding AG	2,162	5,124
	Pfeiffer Vacuum Technology AG	72	14,143
	ProCredit Holding AG	2,799	26,865
	ProSiebenSat.1 Media SE	6,916	32,915
	Puma SE (PUM GR)	10,018	306,690
*	PVA TePla AG	2,317	99,814
#	Qiagen NV QGEN US	35,753	1,236,328
	Qiagen NV QIA GR	5,889	200,869
	Rational AG	592	432,868
	RENK Group AG	8,801	559,348
#	RTL Group SA	5,870	225,553
	SAF-Holland SE	3,326	68,646
	Salzgitter AG	4,901	277,227
		Shares	Value»
GERMANY — (Continued)
	Schaeffler AG	23,435	$222,813
#	Schott Pharma AG & Co. KGaA	1,449	25,341
Ω	Scout24 SE	5,492	457,276
	Secunet Security Networks AG	206	44,284
*	SFC Energy AG, Class BR	590	12,849
*	SGL Carbon SE	9,673	49,695
	Siltronic AG	2,187	204,910
	Sixt SE	1,909	152,757
	Stabilus SE	2,378	48,192
	STRATEC SE	981	20,328
	Stroeer SE & Co. KGaA	4,913	214,541
#	Suedzucker AG	9,862	143,455
	Surteco Group SE	1,107	13,161
#	SUSS MicroTec SE	3,160	282,895
	Symrise AG	10,075	891,241
	TAG Immobilien AG	33,258	579,984
	Takkt AG	5,920	18,971
*Ω	TeamViewer SE	8,713	48,683
	Technotrans SE	1,129	43,427
	thyssenkrupp AG	96,169	1,144,516
	TUI AG	48,603	361,693
	United Internet AG	13,635	428,375
*	Verbio SE	2,874	127,523
	Vossloh AG	1,662	147,568
	Wacker Chemie AG	2,790	306,161
	Wacker Neuson SE	3,888	87,775
	Washtec AG	1,525	78,279
*	Westwing Group SE	2,239	34,923
	Wuestenrot & Wuerttembergische AG	2,869	49,964
#*Ω	Zalando SE	20,708	511,485
	Zeal Network SE	583	33,481
TOTAL GERMANY			28,563,273
HONG KONG — (1.7%)
	Aeon Credit Service Asia Co. Ltd.	12,000	12,954
*	Allied Group Ltd.	206,000	69,966
	Analogue Holdings Ltd.	46,000	6,069
	APAC Resources Ltd. 1104 HK	53,098	16,223
	Asia Financial Holdings Ltd.	54,874	32,643
*	Asia Standard International Group Ltd.	98,940	2,560
#	ASMPT Ltd.	24,600	515,306

50

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Associated International Hotels Ltd.	28,000	$19,026
	Bank of East Asia Ltd.	122,374	214,138
#*	Bright Smart Securities & Commodities Group Ltd.	114,000	180,952
#	Cafe de Coral Holdings Ltd.	42,000	21,559
	Chen Hsong Holdings	30,000	6,074
	Chevalier International Holdings Ltd.	4,000	2,041
	China Motor Bus Co. Ltd.	2,400	17,668
*	China Star Entertainment Ltd.	180,000	217,805
	Chinese Estates Holdings Ltd.	61,500	9,525
	Chow Sang Sang Holdings International Ltd.	49,000	73,499
*	Chuang's Consortium International Ltd.	100,000	3,826
	CITIC Telecom International Holdings Ltd.	196,000	69,591
*	CK Life Sciences International Holdings, Inc.	182,000	16,782
	C-Mer Medical Holdings Ltd.	52,000	8,165
#††	Convoy, Inc.	516,000	2,062
#*	Cowell e Holdings, Inc.	20,000	80,988
Ω	Crystal International Group Ltd.	51,000	43,286
*	CSC Holdings Ltd.	1,321,250	4,271
*	CSI Properties Ltd.	1,203,358	32,903
	CTF Services Ltd.	205,556	213,464
	Dah Sing Banking Group Ltd.	52,928	85,182
	Dah Sing Financial Holdings Ltd.	17,806	93,753
#*	Deep Source Holdings Ltd.	380,000	38,805
	Dickson Concepts International Ltd.	14,500	11,453
	Dream International Ltd.	14,000	13,493
		Shares	Value»
HONG KONG — (Continued)
	Eagle Nice International Holdings Ltd.	20,000	$7,772
#*	EC Healthcare	47,000	2,737
*††	EcoGreen International Group Ltd.	38,000	0
	Emperor Watch & Jewellery Ltd.	400,000	15,420
*	ENM Holdings Ltd.	144,000	7,357
*	Esprit Holdings Ltd.	19,587	1,796
	Fairwood Holdings Ltd.	10,500	5,305
*	Far East Consortium International Ltd.	199,803	19,502
	First Pacific Co. Ltd.	272,000	190,847
#*Ω	FIT Hon Teng Ltd.	153,000	151,214
*Ω	Frontage Holdings Corp.	90,000	11,304
	FSE Lifestyle Services Ltd.	14,000	10,008
	Giordano International Ltd.	160,000	30,499
	Glorious Sun Enterprises Ltd.	72,000	12,875
*	GR Life Style Co. Ltd.	30,000	9,422
	Great Eagle Holdings Ltd.	28,630	65,203
	G-Resources Group Ltd.	42,950	43,218
	Guoco Group Ltd.	4,000	35,198
#	Guotai Junan International Holdings Ltd.	322,400	99,884
	Hang Lung Group Ltd.	90,000	186,908
	Hang Lung Properties Ltd.	143,525	168,733
	Harbour Centre Development Ltd.	13,500	7,831
*	HKR International Ltd.	100,386	15,229
	Hong Kong Ferry Holdings Co. Ltd.	23,000	15,075
	Hong Kong Technology Venture Co. Ltd.	44,669	6,189
*	Hongkong & Shanghai Hotels Ltd.	59,883	45,054
*Ω	Honma Golf Ltd.	30,500	11,070

51

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	$23,984
	Hysan Development Co. Ltd.	68,000	170,462
	IGG, Inc.	95,000	37,778
Ω	Impro Precision Industries Ltd.	88,000	117,214
	International Housewares Retail Co. Ltd.	41,000	3,562
	Jacobson Pharma Corp. Ltd.	56,000	8,101
	Johnson Electric Holdings Ltd.	48,937	132,799
	K Wah International Holdings Ltd.	109,000	31,842
	Karrie International Holdings Ltd.	136,000	41,943
	Kerry Properties Ltd.	63,000	191,756
	KLN Logistics Group Ltd.	53,000	45,649
	Kowloon Development Co. Ltd.	45,515	27,259
*	Lai Sun Development Co. Ltd.	45,912	5,474
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	140,317	10,291
	Liu Chong Hing Investment Ltd.	30,000	17,768
	Luk Fook Holdings International Ltd.	34,000	97,509
	Man Wah Holdings Ltd.	158,000	86,015
*	MECOM Power & Construction Ltd.	159,750	3,234
*	Melco International Development Ltd.	76,500	41,859
	MGM China Holdings Ltd.	53,200	79,862
*	Midland Holdings Ltd.	78,000	28,445
	Miramar Hotel & Investment	21,000	29,052
	Modern Dental Group Ltd.	43,000	32,964
*	Mongolian Mining Corp.	63,000	76,390
	NagaCorp Ltd.	144,547	73,773
		Shares	Value»
HONG KONG — (Continued)
*	New World Development Co. Ltd.	144,000	$157,139
*††	NewOcean Energy Holdings Ltd.	110,000	0
#	Nissin Foods Co. Ltd.	28,000	25,644
	Oriental Watch Holdings	39,606	16,573
*	Oshidori International Holdings Ltd.	700,200	176,699
	Pacific Basin Shipping Ltd.	569,000	222,641
	Pacific Textiles Holdings Ltd.	114,000	17,033
#	PAX Global Technology Ltd.	118,000	58,854
	PCCW Ltd.	251,286	194,219
	Perfect Medical Health Management Ltd.	60,000	9,227
	Pico Far East Holdings Ltd.	96,000	29,816
	Plover Bay Technologies Ltd.	40,000	38,664
	Public Financial Holdings Ltd.	70,000	13,082
Ω	Regina Miracle International Holdings Ltd.	43,000	9,966
	Sa Sa International Holdings Ltd.	124,000	15,334
Ω	Samsonite Group SA	128,700	235,666
	SEA Holdings Ltd.	40,046	6,972
	Shangri-La Asia Ltd.	136,000	77,357
*	Shenwan Hongyuan HK Ltd.	55,000	7,957
*	Shun Tak Holdings Ltd.	190,000	14,116
	Singamas Container Holdings Ltd.	194,000	14,806
#*	SJM Holdings Ltd.	333,499	88,096
	SmarTone Telecommunications Holdings Ltd.	43,000	27,559
#*	Solomon Systech International Ltd.	200,000	10,289
*	Soundwill Holdings Ltd.	4,000	3,592
	Stella International Holdings Ltd.	74,000	140,452
	Sun Hung Kai & Co. Ltd.	74,464	40,798
#	SUNeVision Holdings Ltd.	89,000	70,058

52

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	TAI Cheung Holdings Ltd.	37,000	$18,755
*	Taung Gold International Ltd.	142,000	8,061
*	Television Broadcasts Ltd.	43,600	15,339
	Texhong International Group Ltd.	35,000	31,644
	Texwinca Holdings Ltd.	112,000	17,676
*	Tongda Group Holdings Ltd.	15,600	6,207
	Town Health International Medical Group Ltd.	330,000	9,991
	Tradelink Electronic Commerce Ltd.	58,000	8,423
	Transport International Holdings Ltd.	31,629	41,128
	Truly International Holdings Ltd.	160,000	20,505
#	United Laboratories International Holdings Ltd.	105,000	126,262
	Upbest Group Ltd.	148,000	12,266
	Value Partners Group Ltd.	150,000	40,633
#	Vitasoy International Holdings Ltd.	80,000	63,268
*	Viva Goods Co. Ltd.	296,000	22,244
#*	Vobile Group Ltd.	94,000	37,847
	VSTECS Holdings Ltd.	79,600	104,280
	VTech Holdings Ltd.	18,300	140,930
*	Wealthink AI-Innovation Capital Ltd.	116,000	3,051
	Wing On Co. International Ltd.	14,000	27,456
	Wing Tai Properties Ltd.	56,000	15,863
	Wynn Macau Ltd.	157,200	114,615
	Xinyi Glass Holdings Ltd.	159,142	197,513
	YesAsia Holdings Ltd.	14,000	5,599
#	Yue Yuen Industrial Holdings Ltd.	93,000	172,972
#*	Yunfeng Financial Group Ltd.	92,000	31,537
TOTAL HONG KONG			7,743,341
IRELAND — (0.3%)
	Cairn Homes PLC	103,141	263,901
		Shares	Value»
IRELAND — (Continued)
	FBD Holdings PLC (FBD ID)	2,754	$51,802
	FBD Holdings PLC (FBH LN)	1,308	24,639
	Glanbia PLC (GLB ID)	20,272	470,843
*Ω	Glenveagh Properties PLC	45,334	112,493
	Irish Continental Group PLC (IR5B ID)	11,766	89,910
	Kenmare Resources PLC	255	802
	Kerry Group PLC (KYGA ID), Class A	4,641	393,317
*	Permanent TSB Group Holdings PLC	18,800	64,371
TOTAL IRELAND			1,472,078
ISRAEL — (1.1%)
	Ackerstein Group Ltd.	7,019	21,951
*	Adgar Investment & Development Ltd.	8,764	12,825
	Afcon Holdings Ltd.	210	29,523
*	AFI Properties Ltd.	422	32,937
	Africa Israel Residences Ltd.	738	59,123
	Alrov Properties & Lodgings Ltd.	854	77,275
	Altshuler Shaham Finance Ltd.	12,145	29,504
	Analyst IMS Investment Management Services Ltd.	877	42,575
	Arad Ltd.	1,518	21,792
*	Argo Properties NV	2,026	95,224
*	Ashdod Refinery Ltd.	1,014	34,642
	AudioCodes Ltd. (AUDC US)	1,100	10,186
	Automatic Bank Services Ltd.	4,774	42,523
	Ayalon Holdings Ltd.	1,192	61,713
	Azorim-Investment Development & Construction Co. Ltd.	14,649	97,773
	Baran Group Ltd.	1,206	9,906
	Blue Square Real Estate Ltd.	659	88,404
*	Carasso Motors Ltd.	5,454	58,916

53

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Carasso Real Estate Ltd.	1,589	$21,391
	Castro Model Ltd.	211	9,247
	Cellcom Israel Ltd. (CEL IT)	5,444	66,872
	Cellcom Israel Ltd. (CELJF US)	4,034	45,584
	Cohen Development Gas & Oil Ltd.	290	19,835
*	Compugen Ltd.	3,643	9,391
	Danel Adir Yeoshua Ltd.	595	94,713
	Danya Cebus Ltd.	1,282	66,156
#	Delek Automotive Systems Ltd.	5,619	42,743
	Delta Galil Ltd.	1,101	63,794
	Delta Israel Brands Ltd.	266	10,709
	Diplomat Holdings Ltd.	1,622	29,065
#	Direct Finance of Direct Group 2006 Ltd.	262	47,947
	Dor Alon Energy in Israel 1988 Ltd.	633	52,091
#	Duniec Brothers Ltd.	612	51,133
	Electra Consumer Products 1970 Ltd.	1,425	39,926
*	Ellomay Capital Ltd.	458	11,597
*	Equital Ltd.	1,922	82,665
	FMS Enterprises Migun Ltd.	605	47,868
	Formula Systems 1985 Ltd. (FORTY IT)	356	49,944
	Fox Wizel Ltd.	738	79,674
*	Gilat Satellite Networks Ltd.	7,256	131,402
*	Hagag Group Real Estate Development	1,534	16,337
	Hamat Group Ltd.	1,543	8,049
	Hilan Ltd.	1,043	74,748
	IDI Insurance Co. Ltd.	960	74,171
*	IES Holdings Ltd.	588	121,367
	Ilex Medical Ltd.	584	11,012
	Inrom Construction Industries Ltd.	12,208	114,547
	Isracard Ltd.	23,531	120,188
	Israel Canada TR Ltd.	3,833	26,730
	Israel Shipyards Industries Ltd.	655	30,849
		Shares	Value»
ISRAEL — (Continued)
	Isras Investment Co. Ltd.	192	$55,461
	Issta Ltd.	1,352	48,243
	Kamada Ltd. (KMDA IT)	3,545	28,938
	Kardan Real Estate Enterprise & Development Ltd.	14,081	28,812
	Kerur Holdings Ltd.	747	20,790
	Klil Industries Ltd.	43	2,775
	Kvutzat Acro Ltd.	1,993	31,942
	Lahav L.R. Real Estate Ltd.	14,044	55,283
	Land Development Nimrodi Group Ltd.	2,893	37,043
	Lapidoth Capital Ltd.	1,304	36,107
	Libra Insurance Co. Ltd.	3,058	20,183
	M Yochananof & Sons Ltd.	507	58,735
*	Malam - Team Ltd.	1,290	36,855
	Max Stock Ltd.	13,957	139,008
#*	Maytronics Ltd.	3,730	3,879
	Mediterranean Towers Ltd.	10,111	58,201
	Meitav Investment House Ltd.	1,712	78,328
	MENIF - Financial Services Ltd.	2,666	25,322
#*	Meshek Energy Renewable Energies Ltd.	24,168	105,088
	Meshulam Levinstein Contracting & Engineering Ltd.	236	42,154
#	Mivtach Shamir Holdings Ltd.	1,009	151,875
	Nawi Group Ltd.	3,445	59,526
	Neto Malinda Trading Ltd.	1,971	113,500
*	Neto ME Holdings Ltd.	211	19,622
*	Nexxen International Ltd.	3,352	36,769
*	Nexxen International Ltd. NEXN US	2,139	15,700
	Novolog Ltd.	34,768	11,315
	Oil Refineries Ltd.	269,871	137,982
	One Software Technologies Ltd.	2,800	61,124
	Palram Industries 1990 Ltd.	2,023	35,076
*	Perion Network Ltd.	5,767	59,116

54

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries Ltd.	468	$25,437
	Polyram Plastic Industries Ltd.	5,234	15,209
*	Prashkovsky Investments & Construction Ltd.	987	52,886
	Qualitau Ltd.	650	122,681
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	125,551
*	Rani Zim Shopping Centers Ltd.	9,654	16,695
#*	Rapac Communication & Infrastructure Ltd.	850	27,225
	Sano-Brunos Enterprises Ltd.	278	42,331
	Scope Metals Group Ltd.	872	66,448
*	Shikun & Binui Soltec Renewable Energy	31,821	42,158
	Summit Real Estate Holdings Ltd.	4,733	88,629
#	Tadiran Group Ltd.	324	21,380
Ω	Tamar Petroleum Ltd.	6,159	64,093
*	TAT Technologies Ltd.	738	27,393
	Telsys Ltd.	396	42,458
	Tiv Taam Holdings 1 Ltd.	7,339	34,445
*	Veridis Environment Ltd.	3,463	52,079
	Victory Supermarket Chain Ltd.	648	12,539
	Villar International Ltd.	317	19,884
	YD More Investments Ltd.	5,651	77,651
TOTAL ISRAEL			5,090,461
ITALY — (3.5%)
	A2A SpA	223,060	635,215
	ACEA SpA	5,746	150,768
#	Aeroporto Guglielmo Marconi Di Bologna SpA	1,126	12,169
#	Amplifon SpA	9,628	106,652
*	Aquafil SpA	3,880	6,540
	Ariston Holding NV	9,169	42,333
	Arnoldo Mondadori Editore SpA	22,214	53,734
	Ascopiave SpA	13,216	54,040
		Shares	Value»
ITALY — (Continued)
#	Avio SpA	8,169	$303,437
	Azimut Holding SpA	14,290	606,824
	B&C Speakers SpA	545	7,839
	Banca Generali SpA	7,319	480,063
	Banca IFIS SpA	3,794	103,362
#	Banca Profilo SpA	12,870	2,809
*Ω	Banca Sistema SpA	3,568	6,909
	Banco di Desio e della Brianza SpA	5,000	54,228
#	BasicNet SpA	3,725	31,586
#*Ω	BFF Bank SpA	17,862	43,471
#	Biesse SpA	2,760	19,144
	Brembo NV	20,309	191,381
#	Brunello Cucinelli SpA	3,821	372,862
	Buzzi SpA	10,408	569,860
*	Cairo Communication SpA	12,430	36,518
	Cembre SpA	650	59,520
	Cementir Holding NV	6,965	124,604
*	CIR SpA-Compagnie Industriali	101,938	80,024
	Comer Industries SpA	522	28,296
	Credito Emiliano SpA	12,114	214,683
	d'Amico International Shipping SA	10,779	101,129
	Danieli & C Officine Meccaniche SpA (DAN IM)	2,208	172,930
	Danieli & C Officine Meccaniche SpA (DANR IM)	6,860	386,038
#	Davide Campari-Milano NV	89,978	667,597
	De' Longhi SpA	4,577	177,982
#*	Digital Bros SpA	371	4,272
*Ω	doValue SpA	726	1,794
	Emak SpA	17,016	18,042
Ω	Enav SpA	24,013	140,569
	Equita Group SpA	2,730	18,989
#	ERG SpA	5,216	140,966
	Esprinet SpA	3,078	20,720
	Fiera Milano SpA	1,311	11,452
	Fila SpA	5,075	55,412
*	Fincantieri SpA	15,871	223,203
	FinecoBank Banca Fineco SpA	1,643	40,789
	FNM SpA	21,790	12,977
	Garofalo Health Care SpA	3,478	20,936
#*	Geox SpA	11,985	3,940
#	GPI SpA	1,749	33,105
#*Ω	GVS SpA	4,409	21,948
	Hera SpA	110,094	519,529
	IMMSI SpA	26,564	15,386

55

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Industrie De Nora SpA	3,309	$24,083
#Ω	Infrastrutture Wireless Italiane SpA	16,286	138,143
	Intercos SpA	2,918	41,625
	Interpump Group SpA	3,763	158,641
	Iren SpA	72,748	222,613
#	Italgas SpA	78,707	950,766
	Italmobiliare SpA	1,795	61,329
	Iveco Group NV	26,294	431,312
	Lottomatica Group SpA	32,409	952,882
	LU-VE SpA	909	58,869
	Maire SpA	22,016	407,142
#*††	Mariella Burani Fashion Group SpA	422	0
#	MARR SpA	2,614	26,483
	MFE-MediaForEurope NV, Class A	31,864	105,087
	MFE-MediaForEurope NV (MFEA IM), Class A	35,632	121,593
#	MFE-MediaForEurope NV (MFEB IM), Class B	8,379	36,372
#	Moltiply Group SpA	1,737	69,522
#*	NewPrinces SpA	1,779	35,237
#Ω	Nexi SpA	61,370	292,525
	Orsero SpA	1,122	21,445
Ω	OVS SpA	23,843	141,894
	Pharmanutra SpA	513	47,526
*Ω	Philogen SpA	459	11,694
#	Piaggio & C SpA	10,436	19,721
Ω	Pirelli & C SpA	42,235	290,501
Ω	RAI Way SpA	12,339	88,724
	Recordati Industria Chimica e Farmaceutica SpA	7,204	420,625
	Reply SpA	2,845	315,437
#*	Revo Insurance SpA	1,542	46,148
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	25,645
	Sabaf SpA	1,277	20,441
*	Safilo Group SpA	25,816	48,551
#	Saipem SpA	193,168	1,046,594
#*	Salvatore Ferragamo SpA	5,844	50,955
#	Sanlorenzo SpA	1,680	65,674
#	Sesa SpA	768	77,762
	Sogefi SpA	8,720	21,028
	SOL SpA	4,883	330,259
		Shares	Value»
ITALY — (Continued)
#	Tamburi Investment Partners SpA	12,603	$124,735
Ω	Technogym SpA	16,877	397,620
*	Telecom Italia SpA (TIT IM)	38,935	30,727
*	Telecom Italia SpA (TITR IM)	591,768	546,404
#	TXT e-solutions SpA	629	24,235
	Webuild SpA	56,254	167,207
#	Wiit SpA	741	26,386
#	Zignago Vetro SpA	2,849	23,572
TOTAL ITALY			15,774,310
JAPAN — (19.9%)
	& ST HD Co. Ltd.	2,640	50,411
#	&Do Holdings Co. Ltd.	600	4,078
	77 Bank Ltd.	2,006	38,617
	A&D HOLON Holdings Co. Ltd.	3,000	55,108
	AB & Company Co. Ltd.	2,000	15,397
	Achilles Corp.	1,800	15,997
	AD Works Group Co. Ltd.	6,500	16,922
	ADEKA Corp.	10,300	257,969
#	Ad-sol Nissin Corp.	2,400	22,713
	Adtec Plasma Technology Co. Ltd.	800	13,713
#	Advan Group Co. Ltd.	3,100	18,859
*	Adventure, Inc.	300	3,008
	Adways, Inc.	4,900	8,481
#	Aeon Fantasy Co. Ltd.	800	13,080
	AEON Financial Service Co. Ltd.	15,200	151,158
#	Aeon Hokkaido Corp.	4,800	26,014
	Aeon Kyushu Co. Ltd.	800	14,314
	AFC-HD AMS Life Science Co. Ltd.	1,400	7,736
#	Ahresty Corp.	2,700	14,365
	Ai Holdings Corp.	3,800	65,501
	Aica Kogyo Co. Ltd.	5,500	123,147
	Aichi Corp.	5,600	50,038
	Aichi Financial Group, Inc.	16,000	151,788
	Aichi Steel Corp.	6,000	110,653
	Aichi Tokei Denki Co. Ltd.	900	16,635
	Aida Engineering Ltd.	5,400	41,003
#	Ain Holdings, Inc.	2,800	101,523
	Aiphone Co. Ltd.	1,800	32,096
	Air Water, Inc.	10,100	143,269

56

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Airman Corp.	2,800	$36,544
#	Airport Facilities Co. Ltd.	3,500	21,713
	Airtech Japan Ltd.	1,000	7,803
	Airtrip Corp.	1,800	7,848
	Aisan Industry Co. Ltd.	4,570	50,492
#	AIT Corp.	1,200	16,935
#	Aizawa Securities Group Co. Ltd.	1,200	11,093
	Akatsuki Corp.	3,500	14,520
	Akatsuki, Inc.	2,300	40,699
#*	Akebono Brake Industry Co. Ltd.	14,000	11,333
	Akita Bank Ltd.	2,400	83,811
#	Albis Co. Ltd.	800	12,591
	Alconix Corp.	2,600	41,300
	Alfresa Holdings Corp.	20,000	301,934
#	Alinco, Inc.	2,200	14,317
#	Allied Telesis Holdings KK	18,800	32,160
#	Alpen Co. Ltd.	2,400	30,195
	Alpha Corp.	500	3,884
#	Alpha Systems, Inc.	500	10,554
	Alps Alpine Co. Ltd.	21,400	321,133
	Altech Corp.	2,310	37,210
	Amano Corp.	7,200	164,591
#	Amiyaki Tei Co. Ltd.	900	7,674
#	Amuse, Inc.	1,600	20,023
#	Amvis Holdings, Inc.	8,800	21,953
	Anest Iwata Corp.	5,900	59,715
	Anicom Holdings, Inc.	11,000	105,470
#	Anycolor, Inc.	2,300	40,618
#	AOI Electronics Co. Ltd.	500	9,017
	AOKI Holdings, Inc.	5,300	52,509
	Aoyama Trading Co. Ltd.	17,700	89,227
#	Aoyama Zaisan Networks Co. Ltd.	3,200	28,529
	Aozora Bank Ltd.	6,700	108,102
#	Appier Group, Inc.	9,200	52,763
#	Arakawa Chemical Industries Ltd.	2,600	20,781
	Arata Corp.	3,600	63,868
#*	ARCHION Corp.	40,700	78,772
#	ARCLANDS Corp.	7,039	79,807
	Arcs Co. Ltd.	4,600	99,964
	ARE Holdings, Inc.	10,200	233,494
	Arealink Co. Ltd.	4,000	25,744
	Argo Graphics, Inc.	8,000	69,105
	Ariake Japan Co. Ltd.	1,700	58,918
		Shares	Value»
JAPAN — (Continued)
	Arisawa Manufacturing Co. Ltd.	4,000	$69,642
	Artience Co. Ltd.	3,800	94,783
	Artnature, Inc.	1,000	5,153
#	Artner Co. Ltd.	1,400	17,050
	As One Corp.	8,000	110,936
	Asahi Co. Ltd.	1,600	13,159
#	Asahi Diamond Industrial Co. Ltd.	6,600	54,664
	Asahi Kogyosha Co. Ltd.	2,400	57,208
#	Asahi Net, Inc.	1,700	6,798
	Asahi Printing Co. Ltd.	1,100	6,053
	Asahi Yukizai Corp.	1,400	51,335
	Asanuma Corp.	6,500	38,357
	Asia Pile Holdings Corp.	4,100	36,668
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	61,021
#	ASKUL Corp.	3,200	24,050
#	Asteria Corp.	3,600	34,469
*	Asti Corp.	400	6,060
	Atrae, Inc.	2,300	9,559
*	Atsugi Co. Ltd.	4,000	29,043
*	Aucnet, Inc.	3,600	27,717
	Autobacs Seven Co. Ltd.	8,800	85,455
	Aval Data Corp.	1,000	18,831
	Avant Group Corp.	2,800	22,924
	Avantia Co. Ltd.	1,300	6,854
	Avex, Inc.	4,000	30,218
	Awa Bank Ltd.	4,200	170,405
	Axial Retailing, Inc.	10,400	74,866
#	AZ-COM MARUWA Holdings, Inc.	8,500	48,743
	AZOOM Co. Ltd.	800	20,836
	Bando Chemical Industries Ltd.	5,100	66,025
	Bank of Iwate Ltd.	8,000	100,736
	Bank of Nagoya Ltd.	3,900	145,632
	Bank of Saga Ltd.	1,900	61,981
	Bank of the Ryukyus Ltd.	5,900	94,788
	Bank of Toyama Ltd.	600	8,093
	Base Co. Ltd.	1,800	36,701
#	Beauty Garage, Inc.	800	7,944
	Belc Co. Ltd.	1,400	62,401
#	Bell System24 Holdings, Inc.	4,200	40,102
	Belluna Co. Ltd.	7,300	39,333
	Bic Camera, Inc.	8,800	91,061
	BIPROGY, Inc.	1,000	28,760

57

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Blue Zones Holdings Co. Ltd.	7,500	$83,482
	BML, Inc.	3,000	72,948
#	Bookoff Group Holdings Ltd.	1,000	12,939
	Bourbon Corp.	1,100	20,286
#	BRONCO BILLY Co. Ltd.	1,000	26,597
	Buffalo, Inc.	1,800	28,387
#	Bull-Dog Sauce Co. Ltd.	1,300	14,969
	Bunka Shutter Co. Ltd.	5,284	62,273
	Bushiroad, Inc.	9,800	15,773
	Business Brain Showa-Ota, Inc.	5,400	31,558
	Business Engineering Corp.	4,000	30,826
	BuySell Technologies Co. Ltd.	1,400	30,005
	C Uyemura & Co. Ltd.	1,300	194,624
	CAC Holdings Corp.	1,700	19,454
	Calbee, Inc.	8,000	151,627
	Career Design Center Co. Ltd.	1,000	15,423
#	Careerlink Co. Ltd.	600	8,978
	Carlit Co. Ltd.	2,600	45,411
	Casio Computer Co. Ltd.	1,200	12,175
#	Cawachi Ltd.	1,800	34,355
	CCI Group, Inc.	24,000	144,267
#	Celsys, Inc.	5,600	48,416
	Central Automotive Products Ltd.	4,800	55,348
	Central Glass Co. Ltd.	3,400	88,990
	Central Security Patrols Co. Ltd.	1,400	23,655
#	Central Sports Co. Ltd.	900	13,527
#	Ceres, Inc.	600	6,931
#	Change Holdings, Inc.	7,200	41,580
	Charm Care Corp. KK	3,100	25,453
#	Chiba Kogyo Bank Ltd.	6,600	88,556
#	Chikaranomoto Holdings Co. Ltd.	1,700	15,972
#	Chino Corp.	1,800	18,175
	Chiyoda Co. Ltd.	4,400	27,227
#*	Chiyoda Corp.	8,300	53,848
		Shares	Value»
JAPAN — (Continued)
	Chiyoda Integre Co. Ltd.	1,900	$36,470
	Chofu Seisakusho Co. Ltd.	3,306	42,068
	Chori Co. Ltd.	2,100	57,092
#	Choushimaru Co. Ltd.	1,200	12,372
	Chubu Shiryo Co. Ltd.	3,200	34,417
#	Chubu Steel Plate Co. Ltd.	1,600	22,995
	Chudenko Corp.	2,500	75,952
	Chuetsu Pulp & Paper Co. Ltd.	1,400	17,257
	Chugai Ro Co. Ltd.	700	21,084
	Chugin Financial Group, Inc.	18,500	344,305
	Chugoku Electric Power Co., Inc.	35,500	203,633
	Chugoku Marine Paints Ltd.	5,200	106,508
#	Chuo Spring Co. Ltd.	2,000	47,861
#	Chuo Warehouse Co. Ltd.	1,000	12,672
	Citizen Watch Co. Ltd.	27,800	322,093
	CKD Corp.	5,600	216,990
#	CK-San-Etsu Co. Ltd.	400	10,629
	Cleanup Corp.	3,800	21,022
#	CMK Corp.	9,700	39,197
	Coca-Cola Bottlers Japan Holdings, Inc.	2,000	43,365
	COLOPL, Inc.	14,800	40,868
#	Colowide Co. Ltd.	9,200	108,910
	Computer Engineering & Consulting Ltd.	2,200	27,249
#	Computer Institute of Japan Ltd.	6,840	21,734
#	Comture Corp.	2,900	25,241
	Copro-Holdings Co. Ltd.	3,600	19,223
	Core Corp.	800	10,467
#	Corona Corp.	2,600	15,483
	Cosel Co. Ltd.	2,800	22,761
	Cosmos Initia Co. Ltd.	3,000	22,029
	Cosmos Pharmaceutical Corp.	3,300	128,263
#	Cota Co. Ltd.	3,520	25,204
#*	Cover Corp.	1,400	12,314
#	Create Restaurants Holdings, Inc.	23,800	108,558

58

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Create SD Holdings Co. Ltd.	3,100	$64,764
	Creek & River Co. Ltd.	1,700	14,464
	Cresco Ltd.	3,600	31,314
#	Cross Cat Co. Ltd.	1,200	7,260
#*	CrowdWorks, Inc.	1,400	5,195
	CTI Engineering Co. Ltd.	2,800	50,400
	CTS Co. Ltd.	5,000	27,662
	Curves Holdings Co. Ltd.	7,300	38,180
	Cyberlinks Co. Ltd.	1,300	8,125
#	Cybozu, Inc.	3,300	43,979
	Dai Nippon Toryo Co. Ltd.	3,400	26,790
	Daicel Corp.	18,300	143,487
	Daido Metal Co. Ltd.	5,500	31,025
	Daido Steel Co. Ltd.	17,200	201,084
	Daihatsu Infinearth Mfg Co. Ltd.	2,400	45,777
	Daiho Corp.	7,000	33,160
	Dai-Ichi Cutter Kogyo KK	900	8,226
	Daiichi Jitsugyo Co. Ltd.	3,000	61,326
	Daiichi Kensetsu Corp.	1,100	25,971
	Daiichikosho Co. Ltd.	8,200	84,878
	Daiken Medical Co. Ltd.	2,800	7,902
	Daiki Aluminium Industry Co. Ltd.	3,900	36,645
	Daikoku Denki Co. Ltd.	1,200	18,101
#	Daikokutenbussan Co. Ltd.	800	24,596
	Daikyonishikawa Corp.	4,200	22,847
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,200	62,807
	Daio Paper Corp.	9,700	59,319
	Daiseki Co. Ltd.	5,076	135,931
	Daishi Hokuetsu Financial Group, Inc.	23,100	288,018
#	Daishinku Corp.	3,200	14,928
	Daisue Construction Co. Ltd.	500	10,948
	Daito Bank Ltd.	1,000	6,135
	Daito Pharmaceutical Co. Ltd.	6,590	52,838
		Shares	Value»
JAPAN — (Continued)
	Daitron Co. Ltd.	3,200	$59,800
	Daiwa Industries Ltd.	4,300	52,566
	Daiwabo Holdings Co. Ltd.	10,700	217,889
	DCM Holdings Co. Ltd.	12,300	114,913
	Dear Life Co. Ltd.	5,600	37,463
	DeNA Co. Ltd.	7,400	120,751
	Denka Co. Ltd.	10,800	281,270
	Dentsu Soken, Inc.	6,500	91,417
	Denyo Co. Ltd.	2,000	45,954
	Dexerials Corp.	6,700	104,566
	DIC Corp.	10,500	240,389
	Digital Arts, Inc.	1,100	39,323
	Digital Garage, Inc.	1,900	30,025
	Digital Hearts Holdings Co. Ltd.	1,200	6,383
	Digital Information Technologies Corp.	1,600	9,254
#	Dip Corp.	4,800	55,773
#	DKK Co. Ltd.	1,600	34,136
	DKS Co. Ltd.	1,200	64,913
	DMG Mori Co. Ltd.	10,000	186,344
	Doshisha Co. Ltd.	2,900	60,558
#	Double Standard, Inc.	600	5,196
	Doutor Nichires Holdings Co. Ltd.	4,112	72,639
	Dowa Holdings Co. Ltd.	3,600	219,066
	DTS Corp.	19,200	125,124
	Duskin Co. Ltd.	4,400	110,745
	DyDo Group Holdings, Inc.	3,200	51,740
#	Eagle Industry Co. Ltd.	4,100	73,812
	Earth Corp.	1,900	55,593
#	EAT&HOLDINGS Co. Ltd.	1,200	15,064
	Ebara Foods Industry, Inc.	800	12,849
#	Ebara Jitsugyo Co. Ltd.	3,600	55,137
#	Ebase Co. Ltd.	3,100	7,923
#	Eco's Co. Ltd.	800	11,311
	EDION Corp.	10,500	142,251
	EF-ON, Inc.	2,280	5,246
	eGuarantee, Inc.	4,000	45,295
	Ehime Bank Ltd.	4,800	54,421
	Eidai Co. Ltd.	3,000	4,371
	Eizo Corp.	4,000	52,650
	EJ Holdings, Inc.	1,200	12,993
	Elan Corp.	1,000	4,656
	Elecom Co. Ltd.	6,500	67,303
#	EM Systems Co. Ltd.	4,700	19,838
	en, Inc.	4,100	28,661

59

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Endo Lighting Corp.	1,700	$30,591
	Enomoto Co. Ltd.	1,000	21,103
#	Envipro Holdings, Inc.	1,400	9,791
#	eRex Co. Ltd.	2,800	18,096
#	ERI Holdings Co. Ltd.	500	13,353
#	ES-Con Japan Ltd.	4,600	34,690
	Eslead Corp.	1,000	37,160
	ESPEC Corp.	2,400	51,053
#	Eternal Hospitality Group Co. Ltd.	1,400	26,946
	euglena Co. Ltd.	13,700	35,271
	eWeLL Co. Ltd.	600	7,698
	Exedy Corp.	4,500	176,177
	EXEO Group, Inc.	16,600	304,772
	Ezaki Glico Co. Ltd.	6,500	235,129
	F&M Co. Ltd.	1,000	13,362
	FALCO HOLDINGS Co. Ltd.	1,400	22,519
	FCC Co. Ltd.	4,400	93,801
*	FDK Corp.	800	2,232
	Feed One Co. Ltd.	3,920	27,930
	Ferrotec Corp.	5,800	279,627
	Fibergate, Inc.	1,100	4,988
	FIDEA Holdings Co. Ltd.	3,050	37,214
	Financial Partners Group Co. Ltd.	6,100	62,223
	FINDEX, Inc.	1,700	8,631
#	First Bank of Toyama Ltd.	4,700	77,461
#	First Juken Co. Ltd.	900	6,374
#	Fixstars Corp.	3,000	24,382
#	FJ Next Holdings Co. Ltd.	3,100	29,870
	Focus Systems Corp.	1,700	16,436
	Foster Electric Co. Ltd.	2,200	41,895
	FP Corp.	5,300	78,301
#	FP Partner, Inc.	300	4,234
#	France Bed Holdings Co. Ltd.	3,800	31,047
#	Freebit Co. Ltd.	2,000	18,016
#	F-Tech, Inc.	1,600	7,628
	FTGroup Co. Ltd.	1,100	7,956
	Fudo Tetra Corp.	1,930	36,575
	Fuji Co. Ltd.	3,200	41,589
	Fuji Corp. Ltd.	5,200	26,690
	Fuji Kyuko Co. Ltd.	2,800	40,376
	Fuji Oil Co. Ltd.	5,400	114,957
#	Fuji Pharma Co. Ltd.	2,000	28,078
	Fuji Seal International, Inc.	4,900	77,435
	Fuji United Holdings Co. Ltd.	900	7,015
#	Fujibo Holdings, Inc.	4,500	113,455
		Shares	Value»
JAPAN — (Continued)
	Fujicco Co. Ltd.	2,800	$27,276
	Fujikura Composites, Inc.	3,400	54,559
	Fujikura Kasei Co. Ltd.	4,200	32,638
	Fujimi, Inc.	6,000	124,101
	Fujishoji Co. Ltd.	1,200	7,417
#	Fujita Kanko, Inc.	5,000	65,725
#	Fujiya Co. Ltd.	1,700	26,213
	FuKoKu Co. Ltd.	1,200	13,524
	Fukuda Corp.	1,000	53,587
	Fukuda Denshi Co. Ltd.	2,400	154,901
	Fukui Bank Ltd.	2,700	64,726
	Fukui Computer Holdings, Inc.	1,900	39,909
	Fukuyama Transporting Co. Ltd.	2,500	83,053
	FULLCAST Holdings Co. Ltd.	1,600	16,625
	Fumakilla Ltd.	1,500	10,761
	Funai Soken Holdings, Inc.	9,520	67,921
	Furukawa Co. Ltd.	3,000	80,036
	Furuno Electric Co. Ltd.	3,500	162,396
	Furuya Metal Co. Ltd.	1,900	89,901
	Furyu Corp.	4,000	32,801
	Fuso Chemical Co. Ltd.	6,000	125,621
#	Fuso Pharmaceutical Industries Ltd.	1,100	15,534
	Futaba Corp.	5,300	23,449
	Futaba Industrial Co. Ltd.	8,700	54,346
	Future Corp.	4,100	40,029
	Fuyo General Lease Co. Ltd.	5,300	146,742
	G-7 Holdings, Inc.	4,000	32,894
#	GA Technologies Co. Ltd.	3,200	31,446
	Gakken Holdings Co. Ltd.	4,500	27,690
	Gakkyusha Co. Ltd.	1,000	14,603
	Galilei Co. Ltd.	3,200	72,910
	Gecoss Corp.	2,000	20,576
#*	GENDA, Inc.	3,900	13,065
#	Genki Global Dining Concepts Corp.	1,600	28,555
#	Genky DrugStores Co. Ltd.	2,000	46,508
	Geo Holdings Corp.	3,300	39,326
#	Gift Holdings, Inc.	1,200	33,853

60

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	giftee, Inc.	2,900	$21,135
#	Giken Ltd.	1,200	13,799
	Global Link Management KK	1,600	19,357
	GLOBERIDE, Inc.	2,200	29,203
	Glory Ltd.	5,400	137,361
	GLtechno Holdings, Inc.	1,300	43,115
	GMO Financial Gate, Inc.	600	21,872
#	GMO Financial Holdings, Inc.	4,400	28,943
#	GMO GlobalSign Holdings KK	400	4,891
	GMO internet group, Inc.	6,000	118,753
	GMS Group Co. Ltd.	6,725	16,323
#	Godo Steel Ltd.	1,600	29,115
	Goldcrest Co. Ltd.	2,590	55,214
	Goldwin, Inc.	4,400	61,578
#	Good Com Asset Co. Ltd.	2,300	21,932
	GREE Holdings, Inc.	15,100	34,979
	Greens Co. Ltd.	1,600	23,638
	grems, Inc.	1,700	30,576
	GS Yuasa Corp.	10,400	420,531
	GSI Creos Corp.	1,000	15,507
	G-Tekt Corp.	3,300	38,004
#	Gun-Ei Chemical Industry Co. Ltd.	700	23,170
	GungHo Online Entertainment, Inc.	5,200	82,271
	Gunze Ltd.	4,400	101,536
	H.U. Group Holdings, Inc.	7,100	141,658
	H2O Retailing Corp.	12,700	186,352
	HABA Laboratories, Inc.	400	4,350
#	Hagihara Industries, Inc.	1,400	14,685
	Hagoromo Foods Corp.	600	13,179
	Hakudo Co. Ltd.	800	12,041
#	Hakuhodo DY Holdings, Inc.	21,600	145,034
#	Hakuto Co. Ltd.	900	24,062
	Halows Co. Ltd.	1,600	40,224
	Hamakyorex Co. Ltd.	8,800	96,535
	Handsman Co. Ltd.	800	4,097
	Hanwa Co. Ltd.	21,000	216,908
	Happinet Corp.	4,200	71,866
	Hard Off Corp. Co. Ltd.	2,400	31,033
		Shares	Value»
JAPAN — (Continued)
	Harima Chemicals Group, Inc.	2,500	$14,100
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,189
	Hazama Ando Corp.	17,510	212,288
	Heiwado Co. Ltd.	3,500	59,315
#	Hennge KK	1,000	6,114
	Hibiya Engineering Ltd.	4,800	92,205
	Hiday Hidaka Corp.	2,600	47,203
#	HI-LEX Corp.	3,300	56,002
	Hioki EE Corp.	1,400	99,785
	Hirakawa Hewtech Corp.	1,323	34,251
	Hirano Tecseed Co. Ltd.	1,100	12,518
	Hirata Corp.	3,300	68,732
	Hirogin Holdings, Inc.	24,300	287,066
	Hiroshima Electric Railway Co. Ltd.	2,000	8,004
#	Hiroshima Gas Co. Ltd.	6,100	15,426
	HIS Co. Ltd.	5,900	39,728
#	Hisaka Works Ltd.	4,200	42,994
	Hito Communications Holdings, Inc.	1,000	5,539
	Hochiki Corp.	5,100	62,813
#	Hodogaya Chemical Co. Ltd.	1,600	25,596
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	32,710
#	Hokkaido Electric Power Co., Inc.	19,500	126,782
	Hokkaido Gas Co. Ltd.	12,000	63,387
#	Hokkan Holdings Ltd.	1,200	16,566
	Hokko Chemical Industry Co. Ltd.	3,300	35,914
#	Hokuetsu Corp.	14,600	82,913
	Hokuriku Electric Industry Co. Ltd.	400	7,015
#	Hokuriku Electric Power Co.	18,900	105,214
	Hokuriku Electrical Construction Co. Ltd.	1,800	19,460
#	Hokuto Corp.	2,800	32,697
	H-One Co. Ltd.	4,000	32,165
#	Honeys Holdings Co. Ltd.	2,670	24,873
	Hoosiers Holdings Co. Ltd.	5,300	39,946
	Hosiden Corp.	6,600	117,219

61

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hosokawa Micron Corp.	2,000	$75,830
#	Hotland Holdings Co. Ltd.	1,300	13,112
	House Foods Group, Inc.	5,300	101,751
#	Howa Machinery Ltd.	2,200	21,360
*	HS Holdings Co. Ltd.	3,300	23,755
	Hyakugo Bank Ltd.	24,900	283,347
	Hyakujushi Bank Ltd.	13,600	207,245
	IBJ, Inc.	2,800	12,881
#	Ichibanya Co. Ltd.	7,100	39,248
	Ichigo, Inc.	15,400	49,143
	Ichiken Co. Ltd.	1,000	17,802
#	Ichikoh Industries Ltd.	8,700	28,306
#	Ichimasa Kamaboko Co. Ltd.	1,100	5,335
	Ichinen Holdings Co. Ltd.	3,100	42,731
#	Ichiyoshi Securities Co. Ltd.	1,300	10,978
#	Icom, Inc.	1,500	29,007
	ID Holdings Corp.	3,000	19,284
#	IDEA Consultants, Inc.	500	11,564
	Idec Corp.	4,000	85,403
	IDOM, Inc.	8,000	67,472
#	Iino Kaiun Kaisha Ltd.	8,900	93,405
	I'll, Inc.	1,700	26,052
#	Imasen Electric Industrial	901	4,830
	i-mobile Co. Ltd.	3,600	12,045
	Imuraya Group Co. Ltd.	1,100	16,507
	Inaba Denki Sangyo Co. Ltd.	12,800	215,934
#	Inaba Seisakusho Co. Ltd.	1,700	18,055
	Inabata & Co. Ltd.	5,800	142,979
#	I-NE Co. Ltd.	800	5,545
#	Ines Corp.	3,000	39,601
#	Infomart Corp.	17,300	48,039
	INFRONEER Holdings, Inc.	6,100	83,044
	Innotech Corp.	2,400	44,466
	Insource Co. Ltd.	7,200	31,547
	Intage Holdings, Inc.	1,500	15,827
	Internet Initiative Japan, Inc.	9,000	158,365
#	Inui Global Logistics Co. Ltd.	1,200	11,620
#	IPS, Inc.	400	8,270
#	IR Japan Holdings Ltd.	1,000	4,569
		Shares	Value»
JAPAN — (Continued)
	Iriso Electronics Co. Ltd.	3,200	$68,922
	ISB Corp.	2,200	30,111
#	Ise Chemicals Corp.	2,600	87,177
#	Iseki & Co. Ltd.	2,500	27,105
#	Ishihara Chemical Co. Ltd.	800	13,716
	Ishihara Sangyo Kaisha Ltd.	4,400	84,749
#	Istyle, Inc.	9,400	27,978
	Itfor, Inc.	3,600	39,689
#	ITmedia, Inc.	1,700	17,218
#	Ito En Ltd.	6,700	123,221
	Itochu Enex Co. Ltd.	5,500	66,925
	Itoham Yonekyu Holdings, Inc.	3,400	113,280
	Itoki Corp.	4,500	91,422
	IwaiCosmo Holdings, Inc.	2,900	68,965
#	Iwaki Co. Ltd.	1,300	22,628
	Iwatani Corp.	22,700	279,064
	Iwatsuka Confectionery Co. Ltd.	1,000	20,319
	Izumi Co. Ltd.	13,200	79,925
	J Trust Co. Ltd.	12,548	53,629
#	JAC Recruitment Co. Ltd.	9,600	52,994
	Jaccs Co. Ltd.	2,800	72,725
	Jade Group, Inc.	1,300	16,900
#	JAFCO Group Co. Ltd.	6,700	92,118
	JANOME Corp.	2,299	16,397
	Japan Airport Terminal Co. Ltd.	7,000	224,953
	Japan Aviation Electronics Industry Ltd.	5,900	90,205
#	Japan Cash Machine Co. Ltd.	4,200	26,149
#*	Japan Communications, Inc.	19,200	15,338
	Japan Elevator Service Holdings Co. Ltd.	15,400	155,803
	Japan Eyewear Holdings Co. Ltd.	1,700	24,295
#	Japan Foundation Engineering Co. Ltd.	2,900	13,608
	Japan Hospice Holdings, Inc.	500	2,359

62

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Japan Investment Adviser Co. Ltd.	3,900	$54,671
	Japan Lifeline Co. Ltd.	8,700	78,825
	Japan Material Co. Ltd.	8,700	100,168
	Japan Medical Dynamic Marketing, Inc.	3,570	12,530
	Japan Petroleum Exploration Co. Ltd.	16,500	236,049
	Japan Property Management Center Co. Ltd.	900	7,455
	Japan Pulp & Paper Co. Ltd.	10,800	76,346
	Japan Securities Finance Co. Ltd.	9,300	128,034
#	Japan System Techniques Co. Ltd.	3,200	39,036
#	Japan Transcity Corp.	5,400	40,066
#	Japan Wool Textile Co. Ltd.	5,200	59,405
	JBCC Holdings, Inc.	8,000	61,523
	JCU Corp.	3,500	148,864
	JDC Corp.	8,000	29,827
	Jeol Ltd.	5,700	229,292
	JFE Systems, Inc.	2,200	26,773
	JGC Holdings Corp.	10,700	162,580
	Jichodo Co. Ltd.	200	12,847
*	JIG-SAW, Inc.	800	12,211
#	JINS Holdings, Inc.	1,700	72,450
	JK Holdings Co. Ltd.	2,500	21,578
	J-Lease Co. Ltd.	2,400	20,485
	JM Holdings Co. Ltd.	2,200	19,076
#	JMS Co. Ltd.	2,200	6,006
	J-Oil Mills, Inc.	2,600	32,667
	Joshin Corp.	1,900	35,296
	Joyful Honda Co. Ltd.	5,800	76,190
#	JP-Holdings, Inc.	6,800	28,583
	JSB Co. Ltd.	1,200	39,254
	JSP Corp.	1,900	27,993
	JTEKT Corp.	26,606	324,949
	Juki Corp.	3,700	18,174
	Juroku Financial Group, Inc.	18,000	236,493
	Justsystems Corp.	4,100	97,487
	JVCKenwood Corp.	23,070	173,887
	K&O Energy Group, Inc.	1,800	54,833
	Kadoya Sesame Mills, Inc.	1,200	12,274
		Shares	Value»
JAPAN — (Continued)
	Kaga Electronics Co. Ltd.	3,600	$96,406
#	Kagome Co. Ltd.	8,800	151,203
	Kakaku.com, Inc.	12,200	203,851
	Kaken Pharmaceutical Co. Ltd.	3,600	93,708
#	Kamakura Shinsho Ltd.	4,000	12,039
	Kameda Seika Co. Ltd.	5,400	49,210
	Kamei Corp.	3,000	61,408
	Kamigumi Co. Ltd.	1,100	36,355
	Kanaden Corp.	3,200	47,877
	Kanadevia Corp.	20,400	157,230
#	Kanagawa Chuo Kotsu Co. Ltd.	800	16,462
	Kanamic Network Co. Ltd.	1,800	6,297
	Kanamoto Co. Ltd.	4,200	123,806
	Kaneka Corp.	5,800	181,406
#	Kaneko Seeds Co. Ltd.	1,800	16,184
	Kanematsu Corp.	19,010	261,484
	Kanemi Co. Ltd.	500	11,968
	Kansai Paint Co. Ltd.	10,400	156,078
	Kanto Denka Kogyo Co. Ltd.	3,600	38,521
#	Kappa Create Co. Ltd.	2,000	19,399
#	Kasumigaseki Capital Co. Ltd.	1,500	62,347
	Katakura Industries Co. Ltd.	2,700	44,209
	Katitas Co. Ltd.	6,500	129,757
	Kato Sangyo Co. Ltd.	2,500	97,739
	Kato Works Co. Ltd.	1,600	14,518
	Kawada Technologies, Inc.	5,400	51,687
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	22,745
#	KeePer Technical Laboratory Co. Ltd.	1,600	30,311
	Keihan Holdings Co. Ltd.	9,900	205,221
	Keihanshin Building Co. Ltd.	4,100	49,264
	Keikyu Corp.	15,193	148,959
	Keio Corp.	54,500	256,936
	KEIWA, Inc.	1,600	12,272
	Keiyo Bank Ltd.	15,800	219,010
	Kenko Mayonnaise Co. Ltd.	2,000	27,107

63

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KH Neochem Co. Ltd.	4,500	$79,472
	Kibun Foods, Inc.	1,500	9,880
#	Kimura Chemical Plants Co. Ltd.	3,300	27,436
#	King Jim Co. Ltd.	3,000	15,102
#	Kinki Sharyo Co. Ltd.	700	9,994
#	Kintetsu Department Store Co. Ltd.	1,200	12,712
	Kissei Pharmaceutical Co. Ltd.	3,800	106,019
	Ki-Star Real Estate Co. Ltd.	2,200	44,601
	Kitagawa Corp.	1,600	15,777
	Kita-Nippon Bank Ltd.	1,000	30,042
	Kitano Construction Corp.	2,800	20,642
	Kitz Corp.	7,900	106,357
	Kiyo Bank Ltd.	7,900	209,211
#*	KNT-CT Holdings Co. Ltd.	900	11,271
	Koa Corp.	4,700	56,631
#	Koatsu Gas Kogyo Co. Ltd.	3,600	25,288
#	Kobe Electric Railway Co. Ltd.	899	13,736
	Kohnan Shoji Co. Ltd.	2,700	69,854
	Kohsoku Corp.	200	3,740
#	Koike Sanso Kogyo Co. Ltd.	2,000	23,755
	Kojima Co. Ltd.	5,300	40,788
	Kokuyo Co. Ltd.	11,700	58,278
	Komatsu Matere Co. Ltd.	4,200	19,725
	Komatsu Wall Industry Co. Ltd.	2,400	39,910
	KOMEDA Holdings Co. Ltd.	5,200	101,216
	Komehyo Holdings Co. Ltd.	800	27,074
	Komeri Co. Ltd.	4,100	87,470
	Komori Corp.	4,700	45,075
#	Konaka Co. Ltd.	1,760	2,664
	Kondotec, Inc.	2,900	26,828
	Konica Minolta, Inc.	59,200	188,254
	Konishi Co. Ltd.	8,000	72,445
	Konoike Transport Co. Ltd.	2,900	52,323
#	Konoshima Chemical Co. Ltd.	800	9,319
	Kosaido Holdings Co. Ltd.	9,500	36,639
#	Kose Holdings Corp.	4,200	149,823
#	Koshidaka Holdings Co. Ltd.	5,700	36,502
		Shares	Value»
JAPAN — (Continued)
#	Kotobuki Spirits Co. Ltd.	10,400	$133,103
	Kotobukiya Co. Ltd.	600	5,089
	Kozo Keikaku Engineering Holdings, Inc.	1,000	18,406
#	KPP Group Holdings Co. Ltd.	3,900	24,167
#	KRS Corp.	2,000	39,276
	K's Holdings Corp.	15,400	178,006
	KU Holdings Co. Ltd.	2,400	17,459
	Kumagai Gumi Co. Ltd.	14,600	139,976
#	Kumiai Chemical Industry Co. Ltd.	10,467	50,776
#	Kura Sushi, Inc.	5,600	61,569
	Kurabo Industries Ltd.	1,800	108,820
	Kuraray Co. Ltd.	30,300	318,228
	Kureha Corp.	4,900	122,975
	Kurimoto Ltd.	10,000	96,938
	Kuriyama Holdings Corp.	1,000	11,699
#	Kusuri No. Aoki Holdings Co. Ltd.	4,500	107,316
	KYB Corp.	4,000	115,280
	Kyodo Printing Co. Ltd.	3,600	35,537
	Kyoei Steel Ltd.	2,900	35,219
	Kyokuto Boeki Kaisha Ltd.	1,600	19,124
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	65,602
#	Kyokuto Securities Co. Ltd.	2,600	25,825
	Kyokuyo Co. Ltd.	1,500	43,188
	Kyorin Pharmaceutical Co. Ltd.	4,500	44,525
#	Kyoritsu Maintenance Co. Ltd.	7,800	118,673
	Kyosan Electric Manufacturing Co. Ltd.	5,000	22,377
#	Kyowa Electronic Instruments Co. Ltd.	5,600	27,098
	Kyowa Leather Cloth Co. Ltd.	900	5,267
	Kyushu Financial Group, Inc.	23,123	188,835
#	LA Holdings Co. Ltd.	500	28,994
#	Lacto Japan Co. Ltd.	900	19,096
	LEC, Inc.	3,100	20,379
	Leopalace21 Corp.	25,200	105,004
	Life Corp.	4,600	75,594

64

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lifedrink Co., Inc.	5,700	$50,280
	LIFULL Co. Ltd.	8,200	9,972
#	LIKE, Inc.	1,600	16,116
#	Link & Motivation, Inc.	3,900	13,830
	Lintec Corp.	4,700	152,096
	Lion Corp.	25,000	244,557
#	LITALICO, Inc.	2,500	19,257
	Lixil Corp.	25,056	258,728
	Loadstar Capital KK	1,600	31,073
	Look Holdings, Inc.	700	11,576
	M&A Capital Partners Co. Ltd.	1,400	28,897
	Mabuchi Motor Co. Ltd.	23,600	222,111
#	Macbee Planet, Inc.	800	6,570
	Macnica Holdings, Inc.	2,300	38,852
	Maeda Kosen Co. Ltd.	5,600	65,357
#	Maezawa Kasei Industries Co. Ltd.	2,100	26,310
	Maezawa Kyuso Industries Co. Ltd.	2,400	22,919
*	Makino Milling Machine Co. Ltd.	2,800	212,657
	Management Solutions Co. Ltd.	1,100	9,315
*	Mandom Corp.	5,600	109,923
	Mani, Inc.	10,000	109,176
	MarkLines Co. Ltd.	1,500	14,169
#	Mars Group Holdings Corp.	1,800	32,094
	Marubun Corp.	1,900	14,178
	Marudai Food Co. Ltd.	2,600	37,614
	Marui Group Co. Ltd.	4,100	78,487
	Maruichi Steel Tube Ltd.	21,600	200,589
#	Marusan Securities Co. Ltd.	6,200	41,429
	Maruzen CHI Holdings Co. Ltd.	400	880
	Maruzen Showa Unyu Co. Ltd.	1,600	79,222
#	Marvelous, Inc.	3,300	9,548
	Matching Service Japan Co. Ltd.	600	3,621
	Matsuda Sangyo Co. Ltd.	2,125	90,571
#	Matsui Construction Co. Ltd.	3,400	33,025
	Matsui Securities Co. Ltd.	16,500	97,055
		Shares	Value»
JAPAN — (Continued)
	Matsuoka Corp.	700	$9,363
#	Matsuyafoods Holdings Co. Ltd.	800	26,899
	Max Co. Ltd.	10,800	115,637
	Maxell Ltd.	5,200	66,443
	Maxvalu Tokai Co. Ltd.	1,200	26,408
	MEC Co. Ltd.	2,100	126,303
#	Media Do Co. Ltd.	900	7,175
	Medical System Network Co. Ltd.	2,400	8,022
	Medikit Co. Ltd.	800	15,185
#*	Medley, Inc.	3,500	50,296
	Megachips Corp.	1,000	62,336
	Megmilk Snow Brand Co. Ltd.	5,900	118,554
	Meidensha Corp.	4,600	251,324
#	Meiji Electric Industries Co. Ltd.	1,400	18,358
#*	Meiji Shipping Group Co. Ltd.	1,700	13,922
	Meisei Industrial Co. Ltd.	5,000	58,980
	MEITEC Group Holdings, Inc.	9,100	182,253
#	Meito Co. Ltd.	1,200	24,674
	Meiwa Corp.	4,100	21,751
#	Meiwa Estate Co. Ltd.	1,600	9,287
#	Menicon Co. Ltd.	7,200	74,374
*	Mercari, Inc.	14,900	362,520
	Mercuria Holdings Co. Ltd.	2,600	12,557
	METAWATER Co. Ltd.	3,600	77,870
	Micronics Japan Co. Ltd.	3,600	302,672
#	Midac Holdings Co. Ltd.	2,400	32,444
#	Mie Kotsu Group Holdings, Inc.	5,900	19,866
#	Mikuni Corp.	2,700	6,178
	Milbon Co. Ltd.	3,000	48,943
	MIMAKI ENGINEERING Co. Ltd.	1,900	18,207
#	Mirai Industry Co. Ltd.	1,600	30,498
	Miraial Co. Ltd.	1,100	9,139
	Miraini Holdings Co. Ltd.	4,652	56,072
	Mirait One Corp.	11,100	286,032
	Mirarth Holdings, Inc.	14,600	37,023

65

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miroku Jyoho Service Co. Ltd.	2,800	$30,560
	Mitani Corp.	4,800	79,283
#	Mitani Sangyo Co. Ltd.	3,900	17,433
	Mitani Sekisan Co. Ltd.	4,800	52,565
	Mito Securities Co. Ltd.	10,500	44,295
	Mitsuba Corp.	5,000	36,447
	Mitsubishi Kakoki Kaisha Ltd.	3,000	61,524
	Mitsubishi Logistics Corp.	18,500	165,704
#	Mitsubishi Motors Corp.	80,900	158,002
#	Mitsubishi Paper Mills Ltd.	6,500	38,807
#	Mitsubishi Pencil Co. Ltd.	4,300	64,310
	Mitsubishi Research Institute, Inc.	1,100	31,578
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	26,371
	Mitsuboshi Belting Ltd.	2,000	50,389
	Mitsui DM Sugar Co. Ltd.	1,800	38,104
	Mitsui High-Tec, Inc.	10,500	43,752
#	Mitsui Matsushima Holdings Co. Ltd.	5,500	47,593
	Mitsui-Soko Holdings Co. Ltd.	6,300	158,841
	Mitsuuroko Group Holdings Co. Ltd.	4,400	55,841
	Miura Co. Ltd.	9,200	190,533
	MIXI, Inc.	4,400	72,684
#	Miyaji Engineering Group, Inc.	3,600	37,852
	Miyazaki Bank Ltd.	10,000	126,617
	Miyoshi Oil & Fat Co. Ltd.	1,100	15,043
	Mizuho Leasing Co. Ltd.	15,000	136,386
	Mizuho Medy Co. Ltd.	1,200	13,594
	Mizuno Corp.	2,000	42,460
	Mochida Pharmaceutical Co. Ltd.	2,600	55,932
	Monogatari Corp.	3,600	96,840
#	MORESCO Corp.	1,100	12,084
	Morinaga & Co. Ltd.	9,400	160,402
		Shares	Value»
JAPAN — (Continued)
	Morinaga Milk Industry Co. Ltd.	9,100	$274,606
#	Moriroku Co. Ltd.	1,900	29,481
	Morita Holdings Corp.	3,900	62,665
	Morito Co. Ltd.	2,600	31,925
	Mory Industries, Inc.	4,500	26,864
	MOS Food Services, Inc.	2,500	62,901
	MrMax Holdings Ltd.	4,600	20,653
	MTG Co. Ltd.	500	18,786
	Mugen Estate Co. Ltd.	1,600	22,735
	Muninova Holdings, Inc.	43,200	127,213
	m-up Holdings, Inc.	9,400	43,542
	Murakami Corp.	1,000	43,685
	Musashi Seimitsu Industry Co. Ltd.	5,800	158,726
	Musashino Bank Ltd.	11,400	173,172
#	NAC Co. Ltd.	2,200	7,279
	Nachi-Fujikoshi Corp.	2,100	68,237
#	Nafco Co. Ltd.	2,100	29,144
#	Nagaileben Co. Ltd.	1,700	18,440
#	Nagano Keiki Co. Ltd.	2,100	41,305
	Nagase & Co. Ltd.	36,400	273,782
#	Nagase Brothers, Inc.	900	13,331
	Nagoya Railroad Co. Ltd.	20,600	232,659
	Nakabayashi Co. Ltd.	3,300	12,206
#	Nakamoto Packs Co. Ltd.	700	8,568
#	Nakamuraya Co. Ltd.	600	12,106
	Nakanishi, Inc.	9,300	164,302
	Nakayama Steel Works Ltd.	3,500	13,278
	Namura Shipbuilding Co. Ltd.	7,196	188,486
	NANKAI Co. Ltd.	10,900	206,654
	Nanto Bank Ltd.	17,500	166,092
#	Natori Co. Ltd.	1,400	16,553
	NEC Capital Solutions Ltd.	900	23,392
	Neturen Co. Ltd.	3,800	31,457
	New Art Holdings Co. Ltd.	1,100	9,695
	New Japan Chemical Co. Ltd.	6,200	7,541
	Nextage Co. Ltd.	6,300	138,287
#	NexTone, Inc.	500	4,720
#	NF Holdings Corp.	600	5,279
	Nice Corp.	1,300	16,073
	Nichia Steel Works Ltd.	4,000	9,434
	Nichias Corp.	13,300	263,888
	Nichiban Co. Ltd.	1,500	17,392

66

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichicon Corp.	5,900	$90,245
	Nichiden Corp.	1,800	26,814
	Nichiha Corp.	3,300	65,405
	Nichimo Co. Ltd.	1,000	14,386
	Nichirei Corp.	22,300	268,004
	Nichireki Group Co. Ltd.	3,400	44,023
	Nichirin Co. Ltd.	1,430	35,990
	Nifco, Inc.	7,297	215,022
#	Nihon Dempa Kogyo Co. Ltd.	2,700	32,840
	Nihon Dengi Co. Ltd.	4,800	73,869
	Nihon Denkei Co. Ltd.	1,050	16,157
	Nihon Flush Co. Ltd.	3,200	16,206
#	Nihon House Holdings Co. Ltd.	5,600	10,785
	Nihon Kagaku Sangyo Co. Ltd.	1,900	28,492
	Nihon Kohden Corp.	12,100	112,703
	Nihon M&A Center Holdings, Inc.	40,900	171,298
	Nihon Nohyaku Co. Ltd.	6,100	38,638
	Nihon Parkerizing Co. Ltd.	11,000	101,158
	Nihon Plast Co. Ltd.	1,700	4,527
	Nihon Tokushu Toryo Co. Ltd.	1,400	18,302
#	Nihon Yamamura Glass Co. Ltd.	800	16,085
	Nikkiso Co. Ltd.	6,200	105,383
	Nikko Co. Ltd.	4,200	21,434
#	Nikkon Holdings Co. Ltd.	11,807	381,499
	Nippn Corp.	7,000	118,318
	Nippon Air Conditioning Services Co. Ltd.	4,600	45,512
	Nippon Aqua Co. Ltd.	1,700	7,484
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	46,274
	Nippon Carbide Industries Co., Inc.	1,100	18,894
#	Nippon Carbon Co. Ltd.	1,200	36,753
#	Nippon Chemical Industrial Co. Ltd.	1,300	28,007
	Nippon Chemi-Con Corp.	2,900	49,240
#*	Nippon Coke & Engineering Co. Ltd.	32,300	21,366
		Shares	Value»
JAPAN — (Continued)
#	Nippon Concrete Industries Co. Ltd.	8,400	$16,608
	Nippon Denko Co. Ltd.	15,100	41,256
	Nippon Densetsu Kogyo Co. Ltd.	4,700	146,726
	Nippon Electric Glass Co. Ltd.	4,442	231,883
	Nippon Gas Co. Ltd.	11,500	197,416
#	Nippon Hume Corp.	6,600	48,750
	Nippon Kayaku Co. Ltd.	17,500	194,087
	Nippon Kodoshi Corp.	400	16,294
	Nippon Light Metal Holdings Co. Ltd.	7,380	135,161
	Nippon Paper Industries Co. Ltd.	17,900	150,199
	Nippon Parking Development Co. Ltd.	23,500	37,197
	Nippon Rietec Co. Ltd.	1,500	25,870
	Nippon Seiki Co. Ltd.	5,800	94,888
#	Nippon Seisen Co. Ltd.	1,500	13,537
	Nippon Sharyo Ltd.	1,200	28,478
*	Nippon Sheet Glass Co. Ltd.	12,000	36,827
	Nippon Shinyaku Co. Ltd.	6,500	199,294
	Nippon Shokubai Co. Ltd.	16,800	231,285
	Nippon Signal Co. Ltd.	7,000	75,418
	Nippon Soda Co. Ltd.	5,600	129,783
	Nippon Thompson Co. Ltd.	6,500	45,833
	Nippon Yakin Kogyo Co. Ltd.	1,660	48,246
	Nipro Corp.	17,500	169,883
	Nishikawa Rubber Co. Ltd.	2,000	40,888
	Nishimatsu Construction Co. Ltd.	3,200	117,693
	Nishi-Nippon Financial Holdings, Inc.	8,742	219,504
	Nishi-Nippon Railroad Co. Ltd.	7,200	131,891
	Nishio Holdings Co. Ltd.	2,600	71,725
#	Nissan Shatai Co. Ltd.	13,100	75,937

67

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissei ASB Machine Co. Ltd.	1,000	$51,915
#	Nissha Co. Ltd.	4,900	39,407
	Nisshin Group Holdings Co. Ltd.	5,400	23,933
	Nisshin Oillio Group Ltd.	9,300	106,971
	Nisshinbo Holdings, Inc.	17,536	231,316
#	Nisso Holdings Co. Ltd.	2,300	8,887
	Nissui Corp.	35,600	277,162
	Nitta Corp.	2,600	73,906
	Nitta Gelatin, Inc.	2,000	15,196
#	Nittetsu Mining Co. Ltd.	8,000	125,484
	Nitto Fuji Flour Milling Co. Ltd.	1,600	17,989
	Nitto Kogyo Corp.	3,700	107,026
#	Nitto Kohki Co. Ltd.	1,300	13,285
	Nitto Seiko Co. Ltd.	6,200	30,202
	Nittoc Construction Co. Ltd.	3,500	26,376
	Nittoku Co. Ltd.	1,300	20,304
	Noda Corp.	800	3,440
	Noevir Holdings Co. Ltd.	2,400	67,028
	Nohmi Bosai Ltd.	2,300	60,449
	Nojima Corp.	20,100	156,676
	NOK Corp.	8,535	151,782
	Nomura Co. Ltd.	2,700	20,168
	Noritake Co. Ltd.	5,000	110,062
	Noritsu Koki Co. Ltd.	7,900	105,164
	Noritz Corp.	4,000	60,092
	North Pacific Bank Ltd.	32,300	205,374
	NPC, Inc.	3,700	17,855
	NPR-RIKEN Corp.	3,314	82,260
#	NS Tool Co. Ltd.	2,000	11,103
	NS United Kaiun Kaisha Ltd.	1,700	82,767
	NSD Co. Ltd.	8,060	138,362
	NSK Ltd.	28,907	234,793
	NSW, Inc.	1,200	18,779
	NTN Corp.	51,500	125,724
#*	Nxera Pharma Co. Ltd.	8,100	50,446
	Oat Agrio Co. Ltd.	900	15,499
#	Obara Group, Inc.	1,600	56,560
#	Oenon Holdings, Inc.	5,000	13,267
	Ogaki Kyoritsu Bank Ltd.	4,200	188,035
#	Ohara, Inc.	700	5,485
	Ohashi Technica, Inc.	3,400	23,943
#	Ohba Co. Ltd.	1,400	11,064
		Shares	Value»
JAPAN — (Continued)
	Ohmoto Gumi Co. Ltd.	1,800	$19,443
	Ohsho Food Service Corp.	5,400	100,913
	Oiles Corp.	2,973	49,327
#	Oisix ra daichi, Inc.	1,500	13,420
	Oita Bank Ltd.	8,000	109,043
	Okabe Co. Ltd.	4,000	24,245
	Okamoto Industries, Inc.	1,200	43,088
	Okamoto Machine Tool Works Ltd.	700	18,848
	Okamura Corp.	7,900	126,765
	Okasan Securities Group, Inc.	19,900	114,902
	Oki Electric Industry Co. Ltd.	11,500	248,786
	Okinawa Cellular Telephone Co.	5,000	107,000
#	Okinawa Electric Power Co., Inc.	5,325	31,796
	Okinawa Financial Group, Inc.	2,860	102,357
	OKUMA Corp.	6,200	177,919
	Okumura Corp.	3,500	137,575
	Okura Industrial Co. Ltd.	1,400	44,479
#	Okuwa Co. Ltd.	3,000	14,945
	Onoken Co. Ltd.	2,900	25,850
	Onward Holdings Co. Ltd.	12,700	60,064
#	Ootoya Holdings Co. Ltd.	700	30,380
	Open Up Group, Inc.	7,200	80,462
	Optex Group Co. Ltd.	3,800	70,687
#*	Optim Corp.	1,200	3,281
#	Optimus Group Co. Ltd.	4,600	13,103
	Orient Corp.	4,810	31,229
	Oriental Shiraishi Corp.	13,900	33,013
#	Oro Co. Ltd.	700	8,968
#	Osaka Organic Chemical Industry Ltd.	1,800	53,953
#*	Osaka Steel Co. Ltd.	1,500	23,572
#	OSAKA Titanium Technologies Co. Ltd.	2,800	45,637
	Osaki Electric Co. Ltd.	6,000	78,373
#	OSG Corp.	9,300	194,497
	OUG Holdings, Inc.	500	12,642
	Oyo Corp.	2,700	47,210

68

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ozu Corp.	600	$7,243
#	Pacific Metals Co. Ltd.	2,400	38,810
	Pack Corp.	4,200	34,962
	PAL GROUP Holdings Co. Ltd.	7,400	71,127
	PALTAC Corp.	3,700	109,290
	Park24 Co. Ltd.	12,800	150,521
	Parker Corp.	2,400	21,207
#	Pasona Group, Inc.	2,700	28,136
#	Pegasus Co. Ltd.	2,600	14,605
	Penta-Ocean Construction Co. Ltd.	30,200	338,368
#	People Dreams & Technologies Group Co. Ltd.	900	8,826
	Persol Holdings Co. Ltd.	71,800	106,869
	PHC Holdings Corp.	5,900	37,618
#	PIA Corp.	800	17,860
#	Pickles Holdings Co. Ltd.	2,400	17,020
	Pigeon Corp.	15,000	161,946
	PILLAR Corp.	2,000	117,592
	Pilot Corp.	3,800	115,912
	Piolax, Inc.	2,300	22,793
#*	PKSHA Technology, Inc.	1,600	33,775
#*	Plaid, Inc.	2,000	6,818
#	Plus Alpha Consulting Co. Ltd.	3,500	48,978
#	Pole To Win Holdings, Inc.	5,100	9,815
#	Port, Inc.	1,800	27,757
	Premium Group Co. Ltd.	4,800	56,567
	Premium Water Holdings, Inc.	400	8,719
	Press Kogyo Co. Ltd.	9,000	45,397
	Prestige International, Inc.	15,500	65,829
	Prima Meat Packers Ltd.	3,000	47,870
	Procrea Holdings, Inc.	3,104	71,292
#	Pronexus, Inc.	2,300	15,757
#	Pro-Ship, Inc.	1,800	17,531
	PS Construction Co. Ltd.	1,110	19,009
	Punch Industry Co. Ltd.	2,600	8,074
	QB Net Holdings Co. Ltd.	1,400	12,139
		Shares	Value»
JAPAN — (Continued)
#	Qol Holdings Co. Ltd.	3,800	$42,616
	Quick Co. Ltd.	6,600	35,476
#	Raccoon Holdings, Inc.	2,900	11,867
	Raito Kogyo Co. Ltd.	4,700	114,533
	Raiznext Corp.	3,600	51,935
	Rakus Co. Ltd.	14,700	81,231
	Rasa Corp.	1,400	16,172
	Rasa Industries Ltd.	4,000	54,657
	Relo Group, Inc.	9,600	120,177
#	Renaissance, Inc.	1,600	10,335
	Rengo Co. Ltd.	25,300	199,342
#*	RENOVA, Inc.	6,700	48,027
	Resorttrust, Inc.	23,000	256,174
	Restar Corp.	2,800	51,404
	Retail Partners Co. Ltd.	3,200	26,453
	Rheon Automatic Machinery Co. Ltd.	2,000	19,465
	Ricoh Leasing Co. Ltd.	1,500	58,266
#	Ride On Express Holdings Co. Ltd.	1,200	7,566
	Riken Keiki Co. Ltd.	3,000	64,433
	Riken Technos Corp.	5,600	59,326
	Riken Vitamin Co. Ltd.	2,200	38,892
	Ringer Hut Co. Ltd.	1,800	25,516
	Rinnai Corp.	9,300	211,360
	Rion Co. Ltd.	1,400	30,327
#	Riso Kagaku Corp.	3,700	24,655
#	Riso Kyoiku Group Corp.	5,580	6,900
	Rix Corp.	700	14,952
#	Rock Field Co. Ltd.	1,100	9,133
#	Rokko Butter Co. Ltd.	1,700	12,187
	Roland Corp.	2,000	52,158
	Rorze Corp.	7,700	184,580
	Round One Corp.	16,100	87,446
	Royal Holdings Co. Ltd.	5,400	47,338
	Ryobi Ltd.	3,200	52,149
	RYODEN Corp.	2,300	52,068
	Ryoyo Ryosan Holdings, Inc.	2,892	50,068
	S Foods, Inc.	2,300	41,679
	S&B Foods, Inc.	2,000	58,948
#	Sac's Bar Holdings, Inc.	3,250	15,296
	Sagami Holdings Corp.	2,500	27,400
	Sagami Rubber Industries Co. Ltd.	1,000	4,529
	Saibu Gas Holdings Co. Ltd.	2,800	40,038

69

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Saizeriya Co. Ltd.	2,700	$87,941
	Sakai Chemical Industry Co. Ltd.	2,200	52,306
	Sakai Heavy Industries Ltd.	1,200	15,600
	Sakai Moving Service Co. Ltd.	3,400	63,144
	Sakata INX Corp.	5,200	77,615
	Sakata Seed Corp.	2,300	60,297
	Sala Corp.	7,300	48,261
#	Samco, Inc.	900	66,895
	San Holdings, Inc.	4,400	38,926
	San ju San Financial Group, Inc.	10,800	110,740
	San-A Co. Ltd.	5,000	104,991
	San-Ai Obbli Co. Ltd.	6,600	97,117
	Sangetsu Corp.	5,000	95,181
	San-In Godo Bank Ltd.	16,200	194,722
*	Sanken Electric Co. Ltd.	2,400	144,632
#	Sanki Engineering Co. Ltd.	15,000	231,158
	Sanko Gosei Ltd.	2,900	16,049
	Sankyo Co. Ltd.	8,300	98,189
	Sankyo Frontier Co. Ltd.	1,200	16,543
#	Sankyo Seiko Co. Ltd.	4,000	22,291
	Sankyo Tateyama, Inc.	2,800	11,757
	Sankyu, Inc.	3,418	183,675
#	Sanoh Industrial Co. Ltd.	5,400	25,695
*	Sansan, Inc.	6,900	55,950
	Sansei Technologies, Inc.	1,200	16,234
	Sansha Electric Manufacturing Co. Ltd.	800	5,339
	Sanshin Electronics Co. Ltd.	2,000	34,474
#	Santec Holdings Corp.	600	107,627
	Santen Pharmaceutical Co. Ltd.	17,600	181,376
	Sanyo Chemical Industries Ltd.	1,600	50,988
	Sanyo Denki Co. Ltd.	3,000	132,815
#	Sanyo Electric Railway Co. Ltd.	3,300	41,535
	Sanyo Shokai Ltd.	1,500	36,891
		Shares	Value»
JAPAN — (Continued)
#	Sanyo Trading Co. Ltd.	2,600	$25,897
	Sato Corp.	3,000	39,886
#	Sato Shoji Corp.	2,600	45,590
	Sawai Group Holdings Co. Ltd.	13,800	185,838
	SAXA, Inc.	1,200	16,613
#*	SBI ARUHI Corp.	1,300	7,171
#	SBI Insurance Group Co. Ltd.	1,200	16,296
#	SBS Holdings, Inc.	2,300	61,289
	Scroll Corp.	4,700	39,971
	SEC Carbon Ltd.	1,000	15,983
#	Seed Co. Ltd.	1,500	5,118
	Segue Group Co. Ltd.	1,700	5,720
#	Seika Corp.	4,800	91,705
	Seikagaku Corp.	5,200	23,328
	Seikitokyu Kogyo Co. Ltd.	1,400	12,986
	Seiko Group Corp.	6,600	245,167
	Seino Holdings Co. Ltd.	7,100	108,826
	Seiren Co. Ltd.	5,100	103,518
	Sekisui Jushi Corp.	3,700	49,535
#	Sekisui Kasei Co. Ltd.	3,500	10,148
	SEMITEC Corp.	800	12,302
	Senko Group Holdings Co. Ltd.	12,500	147,964
	Senshu Electric Co. Ltd.	2,000	77,965
	Senshu Ikeda Holdings, Inc.	29,200	171,804
#*	Senshukai Co. Ltd.	3,000	2,526
	Septeni Holdings Co. Ltd.	8,600	23,122
	SERAKU Co. Ltd.	1,100	9,356
	Seria Co. Ltd.	4,800	104,995
	Seven Bank Ltd.	65,200	110,098
#	SFP Holdings Co. Ltd.	1,400	20,334
	Sharingtechnology, Inc.	2,400	17,942
#*	Sharp Corp.	22,900	82,054
	Shibaura Machine Co. Ltd.	2,500	67,099
	Shibaura Mechatronics Corp.	6,000	186,408
	Shibusawa Logistics Corp.	4,800	38,944
	Shibuya Corp.	2,000	43,476
#*	SHIFT, Inc.	18,000	76,114
	Shiga Bank Ltd.	23,495	289,664
#	Shikibo Ltd.	900	6,128

70

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shikoku Bank Ltd.	5,400	$88,255
	Shikoku Electric Power Co., Inc.	18,800	187,176
	Shikoku Kasei Holdings Corp.	4,600	147,195
	Shima Seiki Manufacturing Ltd.	3,200	19,112
	Shimadaya Corp.	900	9,781
#	Shimizu Bank Ltd.	2,400	38,483
	Shimojima Co. Ltd.	1,200	9,912
	Shin Maint Holdings Co. Ltd.	1,400	9,223
	Shin Nippon Air Technologies Co. Ltd.	2,400	54,928
	Shinagawa Refra Co. Ltd.	3,700	45,147
	Shindengen Electric Manufacturing Co. Ltd.	1,400	29,487
	Shin-Etsu Polymer Co. Ltd.	5,000	68,056
#	Shinko Shoji Co. Ltd.	4,000	41,765
	Shinmaywa Industries Ltd.	7,700	125,875
	Shinnihon Corp.	3,400	41,878
#	Shinnihonseiyaku Co. Ltd.	2,200	27,961
	Shinsho Corp.	3,000	44,327
	Shinwa Co. Ltd. (3447 JP)	1,700	10,607
	Shinwa Co. Ltd. (7607 JP)	1,500	29,011
	Ship Healthcare Holdings, Inc.	9,600	142,863
	Shizuoka Gas Co. Ltd.	5,100	45,864
#	SHO-BOND Holdings Co. Ltd.	13,600	115,038
	Shochiku Co. Ltd.	1,000	66,069
	Shoei Co. Ltd.	6,000	66,848
#	Shoei Foods Corp.	1,500	39,206
	Shofu, Inc.	3,200	33,597
	Showa Sangyo Co. Ltd.	2,000	39,210
	Sigma Koki Co. Ltd.	700	8,762
	SIGMAXYZ Holdings, Inc.	6,800	27,865
	Siix Corp.	3,600	29,505
*	Simplex Holdings, Inc.	11,600	65,069
	Sinanen Holdings Co. Ltd.	1,000	44,298
		Shares	Value»
JAPAN — (Continued)
	Sinfonia Technology Co. Ltd.	3,299	$303,256
	Sinko Industries Ltd.	7,200	56,173
	Sintokogio Ltd.	5,338	33,621
	SK Kaken Co. Ltd.	200	13,397
	SK-Electronics Co. Ltd.	1,300	27,965
	SKY Perfect JSAT Corp.	1,800	39,299
#	Smaregi, Inc.	600	9,217
#	SMK Corp.	500	10,706
	SMS Co. Ltd.	7,700	87,731
	Socionext, Inc.	18,453	224,559
	Soda Nikka Co. Ltd.	3,100	20,016
	Sodick Co. Ltd.	5,800	57,335
	Softcreate Holdings Corp.	1,800	20,422
	Software Service, Inc.	400	28,840
	Soken Chemical & Engineering Co. Ltd.	1,600	34,485
	Solasto Corp.	6,800	48,845
	Soliton Systems KK	1,500	17,130
	Sotetsu Holdings, Inc.	9,700	163,465
	Space Co. Ltd.	4,280	40,423
	Sparx Group Co. Ltd.	2,360	29,216
	SPK Corp.	2,000	16,253
#	S-Pool, Inc.	900	1,364
	Sprix, Inc.	1,600	14,277
	SRA Holdings	1,000	28,647
#	SRE Holdings Corp.	1,600	36,885
#	SRS Holdings Co. Ltd.	2,500	18,849
#	ST Corp.	2,100	19,627
	St. Marc Holdings Co. Ltd.	1,700	29,169
	Stanley Electric Co. Ltd.	11,300	220,541
	Star Mica Holdings Co. Ltd.	3,600	37,721
	Starts Corp., Inc.	3,800	116,017
	Starzen Co. Ltd.	6,000	43,560
	Stella Chemifa Corp.	1,500	51,444
	Step Co. Ltd.	1,500	21,925
#	Strike Group Co. Ltd.	5,400	46,094
#	Studio Alice Co. Ltd.	1,100	12,590
#	Subaru Enterprise Co. Ltd.	1,000	21,755
#	Sugimoto & Co. Ltd.	3,000	23,326
	Sumida Corp.	3,300	28,258
	Suminoe Co. Ltd.	1,800	14,647
	Sumitomo Bakelite Co. Ltd.	2,000	70,442
	Sumitomo Heavy Industries Ltd.	5,100	172,551

71

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Osaka Cement Co. Ltd.	4,000	$99,614
	Sumitomo Rubber Industries Ltd.	22,100	286,612
	Sumitomo Seika Chemicals Co. Ltd.	4,500	34,521
	Sumitomo Warehouse Co. Ltd.	7,300	175,921
	Sun Frontier Fudousan Co. Ltd.	500	8,582
#	Suncall Corp.	1,500	16,367
	Sundrug Co. Ltd.	6,700	161,193
	Sun-Wa Technos Corp.	1,500	30,660
	Suruga Bank Ltd.	19,600	290,609
#	Suzuden Corp.	1,100	12,030
	Suzuken Co. Ltd.	6,000	212,377
#	Suzuki Co. Ltd.	1,400	28,221
	SWCC Corp.	4,000	409,427
	System Research Co. Ltd.	1,200	12,714
#	System Support Holdings, Inc.	2,000	13,750
	Systena Corp.	34,600	94,650
#	Syuppin Co. Ltd.	4,900	34,366
	T Hasegawa Co. Ltd.	3,100	57,175
	T RAD Co. Ltd.	900	63,959
	Tachibana Eletech Co. Ltd.	2,500	45,727
	Tachikawa Corp.	2,700	44,046
	Tachi-S Co. Ltd.	4,300	56,277
	Tadano Ltd.	13,200	115,721
	Taihei Dengyo Kaisha Ltd.	6,000	109,871
	Taiheiyo Cement Corp.	13,200	299,690
	Taiho Kogyo Co. Ltd.	1,900	14,456
	Taikisha Ltd.	5,200	115,501
	Taiko Bank Ltd.	1,100	17,603
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	800	11,929
	Taiyo Holdings Co. Ltd.	7,000	215,647
	Taiyo Yuden Co. Ltd.	11,300	463,294
	Takamatsu Construction Group Co. Ltd.	2,100	44,974
#	Takamiya Co. Ltd.	1,700	4,274
	Takaoka Toko Co. Ltd.	1,200	57,940
#	Takara & Co. Ltd.	1,500	32,401
	Takara Holdings, Inc.	18,700	210,810
		Shares	Value»
JAPAN — (Continued)
	Takara Standard Co. Ltd.	4,000	$75,642
	Takasago International Corp.	8,800	65,973
#	Takashimaya Co. Ltd.	17,500	208,065
	Takasho Co. Ltd.	1,700	4,260
	Takatori Corp.	400	4,293
#	Take & Give Needs Co. Ltd.	1,300	5,683
#	TAKEBISHI Corp.	1,400	19,881
	Takeuchi Manufacturing Co. Ltd.	3,400	153,268
#	Taki Chemical Co. Ltd.	500	14,582
#	Tama Home Co. Ltd.	1,900	43,032
	Tamron Co. Ltd.	16,000	110,708
	Tamura Corp.	11,000	58,838
	Tanseisha Co. Ltd.	5,900	53,970
	Taoka Chemical Co. Ltd.	1,000	5,761
	Tayca Corp.	1,900	22,997
	Tazmo Co. Ltd.	1,200	22,589
#	Tbk Co. Ltd.	2,800	6,446
#	TDC Soft, Inc.	5,200	31,443
	TechMatrix Corp.	5,200	60,372
#	Techno Medica Co. Ltd.	700	9,837
	Techno Ryowa Ltd.	1,500	66,476
	Techno Smart Corp.	700	8,499
	Teijin Ltd.	21,600	217,530
	Teikoku Corp.	2,300	40,479
#	Teikoku Sen-I Co. Ltd.	2,900	50,696
#	Teikoku Tsushin Kogyo Co. Ltd.	800	13,609
	Tekken Corp.	1,100	34,182
#	Temairazu, Inc.	400	6,272
#	Tenpos Holdings Co. Ltd.	700	16,600
	Tera Probe, Inc.	500	32,880
	Terasaki Electric Co. Ltd.	700	17,967
	TESEC Corp.	700	12,713
#	Tess Holdings Co. Ltd.	6,500	32,425
	Tigers Polymer Corp.	1,400	8,849
	TKC Corp.	2,400	54,994
	Toa Corp. (1885 JP)	8,400	150,086
	Toa Corp. (6809 JP)	2,600	28,826
	TOA ROAD Corp.	1,400	14,044
	Toagosei Co. Ltd.	10,400	112,940
	TOBISHIMA HOLDINGS, Inc.	3,420	43,906

72

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tobu Railway Co. Ltd.	4,300	$76,790
	TOC Co. Ltd.	6,100	41,095
	Tocalo Co. Ltd.	8,200	163,598
	Tochigi Bank Ltd.	12,300	75,245
	Toda Corp.	25,600	232,415
*	Toda Kogyo Corp.	200	1,723
	Toei Animation Co. Ltd.	2,300	38,053
	Toei Co. Ltd.	2,100	77,436
	Toenec Corp.	7,000	109,067
	Toho Bank Ltd.	24,400	104,150
#	Toho Co. Ltd. (8142 JP)	2,700	24,017
	Toho Gas Co. Ltd.	22,400	168,194
#	Toho Holdings Co. Ltd.	5,700	162,650
#	Toho Titanium Co. Ltd.	4,500	96,874
*	Toho Zinc Co. Ltd.	2,700	19,917
	Tohoku Bank Ltd.	800	7,362
	Tohoku Electric Power Co., Inc.	27,100	189,287
#	Tohokushinsha Film Corp.	5,400	20,819
	Tokai Carbon Co. Ltd.	25,500	181,362
	Tokai Corp.	2,500	41,966
	TOKAI Holdings Corp.	10,700	77,753
	Tokai Rika Co. Ltd.	6,900	127,281
	Tokai Tokyo Financial Holdings, Inc.	25,100	113,088
	Token Corp.	680	55,168
	Tokushu Tokai Paper Co. Ltd.	2,754	27,905
	Tokuyama Corp.	6,900	177,253
	Tokyo Base Co. Ltd.	2,400	6,447
#	Tokyo Electron Device Ltd.	2,400	53,330
	Tokyo Energy & Systems, Inc.	2,200	26,518
	Tokyo Keiki, Inc.	500	24,162
	Tokyo Kiraboshi Financial Group, Inc.	3,024	225,048
#	Tokyo Rope Manufacturing Co. Ltd.	600	6,517
#	Tokyo Sangyo Co. Ltd.	2,700	15,193
	Tokyo Seimitsu Co. Ltd.	2,452	270,935
	Tokyo Steel Manufacturing Co. Ltd.	6,600	71,744
		Shares	Value»
JAPAN — (Continued)
#	Tokyo Tekko Co. Ltd.	4,500	$51,784
#	Tokyo Theatres Co., Inc.	600	6,047
	Tokyotokeiba Co. Ltd.	1,800	63,785
	Tokyu Construction Co. Ltd.	10,400	98,173
	Toli Corp.	6,000	24,624
	Tomato Bank Ltd.	900	8,998
	Tomoe Corp.	3,500	45,162
#	Tomoe Engineering Co. Ltd.	3,000	33,855
	Tomoku Co. Ltd.	1,500	33,687
	TOMONY Holdings, Inc.	25,600	144,561
	Tomy Co. Ltd.	8,717	141,623
	Topre Corp.	4,300	65,348
	Topy Industries Ltd.	1,600	30,118
	Torex Semiconductor Ltd.	1,100	13,984
#	Toridoll Holdings Corp.	4,600	118,877
#	Torigoe Co. Ltd.	2,500	17,157
	Tosei Corp.	8,400	87,276
	Toshiba TEC Corp.	4,500	77,492
	Tosho Co. Ltd.	2,800	14,921
	Totech Corp.	3,600	87,927
	Totetsu Kogyo Co. Ltd.	3,100	109,407
#	Tottori Bank Ltd.	600	6,095
#	Toumei Co. Ltd.	1,600	7,566
#	Tow Co. Ltd.	4,500	10,724
	Towa Bank Ltd.	7,700	51,398
	Towa Pharmaceutical Co. Ltd.	3,000	75,723
	Toyo Denki Seizo KK	1,000	16,024
#	Toyo Gosei Co. Ltd.	600	58,547
	Toyo Kanetsu KK	2,400	41,708
	Toyo Seikan Group Holdings Ltd.	8,000	165,925
#	Toyo Tanso Co. Ltd.	1,900	74,025
	Toyobo Co. Ltd.	14,100	128,845
	Toyoda Gosei Co. Ltd.	10,500	309,823
	Toyota Boshoku Corp.	9,481	134,143
	TPR Co. Ltd.	6,600	51,750
	Transaction Co. Ltd.	4,800	34,576
	Transcosmos, Inc.	3,300	80,564
	TRE Holdings Corp.	6,356	65,075
#	Treasure Factory Co. Ltd.	1,400	15,283
#	Tri Chemical Laboratories, Inc.	3,600	74,890

73

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	5,200	$71,793
	TS Tech Co. Ltd.	11,800	129,242
	TSI Holdings Co. Ltd.	5,925	49,907
#*	Tsubaki Nakashima Co. Ltd.	9,000	18,778
	Tsubakimoto Chain Co.	11,085	166,171
	Tsubakimoto Kogyo Co. Ltd.	1,200	21,233
#	Tsuburaya Fields Holdings, Inc.	4,100	37,682
	Tsugami Corp.	5,000	149,970
	Tsukada Global Holdings, Inc.	1,900	7,536
	Tsukishima Holdings Co. Ltd.	2,800	55,977
	Tsukuba Bank Ltd.	5,500	20,451
	Tsumura & Co.	7,800	181,926
	Tsurumi Manufacturing Co. Ltd.	4,000	55,723
	Tsutsumi Jewelry Co. Ltd.	800	14,637
	TV Asahi Holdings Corp.	3,400	70,356
	Tv Tokyo Holdings Corp.	1,500	37,997
	UACJ Corp.	16,812	296,630
	UBE Corp.	12,100	183,406
#	Ubicom Holdings, Inc.	800	4,828
	Uchida Yoko Co. Ltd.	6,000	77,571
	ULS Group, Inc.	3,000	9,576
	Ultrafabrics Holdings Co. Ltd.	600	2,559
	Ulvac, Inc.	200	12,594
	Umios Corp.	17,556	148,441
	U-Next Holdings Co. Ltd.	6,600	64,613
	Unipres Corp.	5,500	46,019
	UNISOL Holdings Corp.	2,300	31,829
	United Arrows Ltd.	2,700	42,574
	United Super Markets Holdings, Inc.	9,321	48,745
#	UNITED, Inc.	2,400	7,778
#*	Universal Entertainment Corp.	3,800	17,813
#	Urbanet Corp. Co. Ltd.	4,100	14,413
	User Local, Inc.	600	5,919
	Ushio, Inc.	10,000	201,363
	UT Group Co. Ltd.	64,500	76,381
		Shares	Value»
JAPAN — (Continued)
	V Technology Co. Ltd.	1,500	$46,838
	Valor Holdings Co. Ltd.	4,800	113,102
	Valqua Ltd.	2,100	77,357
#	Value HR Co. Ltd.	1,400	12,527
#	ValueCommerce Co. Ltd.	2,300	6,830
	Vector, Inc.	3,300	26,298
	Vertex Corp.	3,600	45,154
	Vision, Inc.	5,000	35,079
*	Visional, Inc.	1,600	75,555
	Vital KSK Holdings, Inc.	5,900	52,550
	VT Holdings Co. Ltd.	7,400	22,726
	Wacoal Holdings Corp.	4,100	120,943
	Wacom Co. Ltd.	5,600	25,775
	Wakachiku Construction Co. Ltd.	1,700	39,248
	Wakita & Co. Ltd.	3,700	42,789
	Warabeya Nichiyo Holdings Co. Ltd.	1,500	26,607
#	Watahan & Co. Ltd.	2,000	17,924
#	WATAMI Co. Ltd.	1,100	6,793
#	WDB Holdings Co. Ltd.	1,100	10,484
	WDI Corp.	600	11,394
	Weathernews, Inc.	2,800	36,251
	Wellneo Sugar Co. Ltd.	2,100	35,819
	Wellnet Corp.	2,300	9,573
#	West Holdings Corp.	3,408	63,040
#	Will Group, Inc.	1,500	10,827
*	WingArc1st, Inc.	2,600	44,341
#	Wood One Co. Ltd.	600	3,755
	World Co. Ltd.	5,600	54,261
	World Holdings Co. Ltd.	1,000	16,395
	Wowow, Inc.	800	6,052
*	W-Scope Corp.	7,000	10,248
#	Xebio Holdings Co. Ltd.	4,700	29,911
	Yahagi Construction Co. Ltd.	4,200	57,402
	YAKUODO Holdings Co. Ltd.	3,000	33,849
	YAMABIKO Corp.	3,960	98,618
	YAMADA Consulting Group Co. Ltd.	1,900	19,785
	Yamada Holdings Co. Ltd.	63,200	210,716

74

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamae Group Holdings Co. Ltd.	1,700	$31,012
#	Yamagata Bank Ltd.	3,600	58,545
	Yamaguchi Financial Group, Inc.	10,106	173,651
	Yamaha Corp.	25,700	183,408
	Yamaichi Electronics Co. Ltd.	3,100	206,833
#	Yamami Co.	500	13,149
#	Yamanashi Chuo Bank Ltd.	3,900	134,175
#	Yamatane Corp.	2,000	25,800
#	Yamato Corp.	1,400	19,207
#	Yamaura Corp.	1,300	11,989
#	Yamaya Corp.	1,000	15,050
	Yamazen Corp.	6,600	64,818
#	Yashima Denki Co. Ltd.	2,600	48,447
	Yasuda Logistics Corp.	2,000	28,122
	Yellow Hat Ltd.	9,000	87,108
	Yodoko Ltd.	12,000	103,034
	Yokogawa Bridge Holdings Corp.	4,000	74,940
	Yokorei Co. Ltd.	6,700	70,141
	Yokowo Co. Ltd.	1,900	53,877
	Yondenko Corp.	2,520	32,952
	Yondoshi Holdings, Inc.	2,300	27,173
	Yonex Co. Ltd.	7,400	125,301
#	Yorozu Corp.	2,000	10,841
#*	Yoshimura Food Holdings KK	1,500	6,442
#	Yoshinoya Holdings Co. Ltd.	8,200	165,420
#	Yossix Holdings Co. Ltd.	1,200	24,760
	Yotai Refractories Co. Ltd.	200	2,131
	Yuasa Co. Ltd.	2,000	76,325
#	Yukiguni Factory Co. Ltd.	2,100	14,071
	Yurtec Corp.	5,300	84,892
#	Yushin Co.	1,200	5,120
	Yushiro, Inc.	1,000	21,126
	Zacros Corp.	5,600	49,152
#	Zenitaka Corp.	400	23,399
	Zenkoku Hosho Co. Ltd.	10,076	202,853
	Zenrin Co. Ltd.	3,800	20,662
	Zeon Corp.	17,500	203,979
	ZERIA Pharmaceutical Co. Ltd.	3,400	46,894
#	ZIGExN Co. Ltd.	10,600	27,575
		Shares	Value»
JAPAN — (Continued)
#	Zojirushi Corp.	2,400	$24,171
#	Zuiko Corp.	2,800	15,685
	Zuken, Inc.	400	11,292
TOTAL JAPAN			90,716,615
NETHERLANDS — (2.2%)
	Aalberts NV	11,759	446,684
	Acomo NV	2,505	76,194
	Aegon Ltd. (AEG US)	70,263	578,265
	Aegon Ltd. (AGN NA)	16,041	132,925
#	Akzo Nobel NV	15,542	912,264
*Ω	Alfen NV	727	10,179
	Allfunds Group PLC	17,362	177,685
	AMG Critical Materials NV	6,469	273,050
#	Aperam SA	6,488	347,054
#	Arcadis NV	9,292	397,954
*Ω	Basic-Fit NV	7,558	253,908
#	Brunel International NV	2,645	22,505
	Corbion NV	7,289	162,891
Ω	CTP NV	10,377	196,155
*	Flow Traders Ltd.	5,117	164,264
	ForFarmers NV	4,983	35,602
#	Fugro NV	13,773	199,730
	Havas NV	7,342	139,748
#	IMCD NV	5,378	632,371
	Kendrion NV	2,485	53,309
	Koninklijke BAM Groep NV	57,099	628,068
	Koninklijke Heijmans NV	3,780	382,451
	Koninklijke Vopak NV	8,835	442,181
#*	Magnum Ice Cream Co. NV MICC NA	28,670	419,353
	Nedap NV	608	60,392
*	Pharming Group NV	116,557	196,841
	PostNL NV	59,318	66,122
	Randstad NV	10,585	313,648
	SBM Offshore NV	22,775	974,346
Ω	Signify NV	14,744	335,337
#	Sligro Food Group NV	3,086	47,193
	TKH Group NV	5,041	258,348
*	TomTom NV	7,180	39,402
	Van Lanschot Kempen NV	5,344	409,452
TOTAL NETHERLANDS			9,785,871
NEW ZEALAND — (0.3%)
#	Air New Zealand Ltd.	154,777	38,869
	Briscoe Group Ltd.	4,326	11,650
	Channel Infrastructure NZ Ltd.	57,097	102,467

75

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Delegat Group Ltd.	3,242	$7,448
*	Fletcher Building Ltd. (FBU NZ)	22,463	37,106
	Freightways Group Ltd.	12,736	95,138
	Genesis Energy Ltd.	60,554	88,276
*	Gentrack Group Ltd.	9,860	35,216
	Hallenstein Glasson Holdings Ltd.	5,327	30,824
#	Heartland Group Holdings Ltd.	158,796	105,749
	Investore Property Ltd.	33,140	20,602
*	KMD Brands Ltd.	144,832	5,274
#	NZME Ltd. (NZM AU)	14,069	8,969
	NZX Ltd.	26,482	21,887
#*	Oceania Healthcare Ltd.	112,685	49,757
#*	Pacific Edge Ltd.	48,944	4,893
	PGG Wrightson Ltd.	1,057	1,361
*	Ryman Healthcare Ltd.	69,490	87,399
	Sanford Ltd.	8,585	37,976
	Scales Corp. Ltd.	14,563	52,151
*	Serko Ltd.	3,777	3,761
	Skellerup Holdings Ltd.	13,671	47,513
	SKY Network Television Ltd.	12,046	22,973
#*	SKYCITY Entertainment Group Ltd.	92,691	34,665
#*	Steel & Tube Holdings Ltd.	31,557	7,545
	Summerset Group Holdings Ltd.	23,071	111,256
	Tourism Holdings Ltd.	14,242	17,430
	TOWER Ltd.	61,983	74,198
	Turners Automotive Group Ltd.	5,261	26,685
#*	Vista Group International Ltd.	35,213	38,953
#*	Warehouse Group Ltd.	13,502	5,242
TOTAL NEW ZEALAND			1,233,233
NORWAY — (0.8%)
	2020 Bulkers Ltd.	3,214	1,046
	ABG Sundal Collier Holding ASA	48,103	37,288
	Akastor ASA	20,811	35,047
*	Aker BioMarine ASA	2,603	28,312
	Aker Solutions ASA	23,910	108,948
	Archer Ltd.	5,376	16,858
		Shares	Value»
NORWAY — (Continued)
*	ArcticZymes Technologies ASA	4,800	$11,393
	Atea ASA	9,153	154,418
	Austevoll Seafood ASA	7,569	76,613
*	Axactor ASA	25,001	13,433
	B2 Impact ASA	33,700	86,874
	Bluenord ASA	2,084	132,637
	Bonheur ASA	2,161	62,901
#	Borregaard ASA	3,686	60,628
	Bouvet ASA	8,363	46,715
*	BW Energy Ltd.	4,501	28,298
	BW Offshore Ltd.	16,561	94,770
*	Cloudberry Clean Energy ASA	22,324	31,484
	DNO ASA	55,702	120,345
Ω	Elkem ASA	32,694	95,783
Ω	Elmera Group ASA	17,422	65,153
	Elopak ASA	20,567	79,348
Ω	Europris ASA	16,921	172,616
#	FLEX LNG Ltd. (FLNG US)	2,226	72,189
#*	Grieg Seafood ASA	5,477	21,512
*	Hexagon Purus ASA	5,948	1,020
	Himalaya Shipping Ltd. HSHP NO	1,546	21,222
	Himalaya Shipping Ltd. HSHP US	1,040	14,186
Ω	Kid ASA	3,899	55,485
	Kitron ASA	26,647	287,624
Ω	Klaveness Combination Carriers ASA	3,243	36,031
*	Kongsberg Automotive ASA	96,264	19,857
#*	LINK Mobility Group Holding ASA	33,260	88,929
	Medistim ASA	1,791	43,880
	MPC Container Ships ASA	44,680	106,275
Ω	Multiconsult ASA	2,262	38,622
*	Napatech AS	5,635	20,272
#*	NEL ASA	47,009	15,115
	Norbit ASA	5,449	134,275
*	Nordic Mining ASA	10,260	13,565
*Ω	Norske Skog ASA	7,831	39,700
*	Northern Ocean Ltd.	15,527	14,538
	Norwegian Air Shuttle ASA	69,005	108,183
*	NRC Group ASA	4,746	4,398
	Odfjell SE, Class A	2,813	35,114
	Odfjell Technology Ltd.	1,620	12,251
*	OKEA ASA	3,071	13,049

76

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Okeanis Eco Tankers Corp.	2,062	$114,719
*	Otello Corp. ASA	4,092	8,323
	Panoro Energy ASA	13,679	52,028
	Paratus Energy Services Ltd.	10,909	60,810
	Pareto Bank ASA	7,097	51,201
	Pexip Holding ASA	6,590	48,358
*	PhotoCure ASA	3,580	25,483
	Public Property Invest AS	10,320	21,958
	Rogaland Sparebank	1,135	18,532
	SATS ASA	23,780	106,255
*Ω	Scatec ASA	13,436	174,869
*	Sea1 offshore, Inc.	8,468	27,192
	SED Energy Holdings PLC	13,811	12,981
	Selvaag Bolig ASA	5,226	19,645
	Solstad Maritime ASA	10,185	31,460
	Solstad Offshore ASA	4,068	28,894
	Sparebanken More	4,795	59,637
*	Zaptec ASA	12,123	47,990
TOTAL NORWAY			3,688,535
PORTUGAL — (0.2%)
#	Altri SGPS SA	8,639	50,642
	Corticeira Amorim SGPS SA	5,127	38,653
	CTT-Correios de Portugal SA	6,185	46,616
	Ibersol SGPS SA	3,299	46,441
#	Mota-Engil SGPS SA	8,108	46,003
#	Navigator Co. SA	15,971	62,798
	NOS SGPS SA	15,565	102,786
	REN - Redes Energeticas Nacionais SGPS SA	44,759	198,211
	Semapa-Sociedade de Investimento e Gestao	964	26,277
	Sonae SGPS SA	122,190	279,779
TOTAL PORTUGAL			898,206
SINGAPORE — (1.2%)
*	AEM Holdings Ltd.	29,282	169,899
	Aztech Global Ltd.	18,500	15,007
	Boustead Singapore Ltd.	43,835	82,541
	BRC Asia Ltd.	2,900	10,229
	Bukit Sembawang Estates Ltd.	15,900	59,116
	Capitaland India Trust	99,814	82,477
		Shares	Value»
SINGAPORE — (Continued)
	Centurion Corp. Ltd.	38,400	$49,536
	China Aviation Oil Singapore Corp. Ltd.	27,800	46,366
	China Sunsine Chemical Holdings Ltd.	43,800	23,763
	Chuan Hup Holdings Ltd.	87,000	16,793
	City Developments Ltd.	50,300	323,728
	ComfortDelGro Corp. Ltd.	217,700	253,460
*	COSCO Shipping International Singapore Co. Ltd.	175,500	16,560
	CSE Global Ltd.	44,857	48,577
*	Del Monte Pacific Ltd.	39,100	2,698
	Delfi Ltd.	32,000	26,669
	DFI Retail Group Holdings Ltd.	28,100	117,670
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	227,326	0
	Far East Orchard Ltd.	11,554	11,533
	First Resources Ltd.	60,300	165,644
	Food Empire Holdings Ltd.	26,500	68,313
	Fraser & Neave Ltd.	24,800	28,277
	Frasers Property Ltd.	48,500	43,661
	Frencken Group Ltd.	23,200	49,134
*	Fu Yu Corp. Ltd.	62,300	5,106
	Genting Singapore Ltd.	68,300	36,651
	Geo Energy Resources Ltd.	128,100	62,503
	Golden Agri-Resources Ltd.	742,400	185,019
	GuocoLand Ltd.	41,300	79,832
	Haw Par Corp. Ltd.	15,500	209,983
	Ho Bee Land Ltd.	24,900	41,973
	Hong Fok Corp. Ltd.	54,120	42,565
	Hong Leong Asia Ltd.	16,000	36,566
	Hong Leong Finance Ltd.	28,500	58,054
	Hotel Grand Central Ltd.	44,475	26,972
	Hour Glass Ltd.	15,200	28,143
	Hutchison Port Holdings Trust	544,100	114,471
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	14,800	101,879
	Indofood Agri Resources Ltd.	28,000	9,237

77

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Keppel Infrastructure Trust	391,285	$166,058
	Marco Polo Marine Ltd.	259,800	32,061
*	Mermaid Maritime PCL	120,300	11,415
	Metro Holdings Ltd.	51,300	20,070
	Micro-Mechanics Holdings Ltd.	5,200	13,691
*††	Midas Holdings Ltd.	114,000	0
	Nanofilm Technologies International Ltd.	23,000	26,434
	Netlink NBN Trust	252,800	200,705
*	Oceanus Group Ltd.	837,300	2,010
	Olam Group Ltd.	122,000	97,738
	OUE Ltd.	32,900	28,668
*	Oxley Holdings Ltd.	85,599	5,393
	Pan-United Corp. Ltd.	11,800	14,565
	Propnex Ltd.	24,200	33,335
	Q&M Dental Group Singapore Ltd.	29,700	13,636
	QAF Ltd.	16,600	13,572
	Raffles Medical Group Ltd.	85,287	66,670
	Riverstone Holdings Ltd.	74,600	43,716
	Samudera Shipping Line Ltd.	24,600	22,073
	SATS Ltd.	73,100	190,258
	SBS Transit Ltd.	8,500	24,644
	Seatrium Ltd.	207,400	384,490
	Sheng Siong Group Ltd.	66,800	159,233
	SIA Engineering Co. Ltd.	22,600	55,803
	Singapore Land Group Ltd.	16,800	49,419
	Singapore Post Ltd.	205,300	55,748
	Stamford Land Corp. Ltd.	40,485	15,132
	StarHub Ltd.	68,000	56,657
	Straits Trading Co. Ltd.	17,719	24,541
*††	Swiber Holdings Ltd.	17,249	0
*	Thomson Medical Group Ltd.	346,900	15,485
	Tiong Woon Corp. Holding Ltd.	4,400	3,807
	Tuan Sing Holdings Ltd.	53,212	13,851
	UMS Integration Ltd.	55,327	95,145
	UOB-Kay Hian Holdings Ltd.	50,000	160,131
	UOL Group Ltd.	30,700	256,827
		Shares	Value»
SINGAPORE — (Continued)
	Valuetronics Holdings Ltd.	29,800	$23,923
	Venture Corp. Ltd.	23,600	301,229
	Vicom Ltd.	8,800	12,419
	Wee Hur Holdings Ltd.	33,500	19,208
	Wing Tai Holdings Ltd.	50,670	64,269
	Yeo Hiap Seng Ltd.	2,538	1,240
TOTAL SINGAPORE			5,545,874
SPAIN — (2.1%)
	Acciona SA	1,987	578,381
#	Acerinox SA	21,855	358,678
	Alantra Partners SA	1,415	17,774
	Almirall SA	10,236	151,523
#*	Amper SA	288,666	62,966
	Atresmedia Corp. de Medios de Comunicacion SA	14,163	86,198
	Audax Renovables SA	22,690	38,528
	Azkoyen SA	2,184	27,262
	Bankinter SA	23,030	383,244
	CIE Automotive SA	7,760	264,533
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	152,453
	Corp. ACCIONA Energias Renovables SA	3,046	80,082
*	Distribuidora Internacional de Alimentacion SA	2,246	103,742
	Ebro Foods SA	6,906	147,360
*	eDreams ODIGEO SA	6,147	25,105
	Elecnor SA	5,450	242,230
	Enagas SA	26,312	526,809
#*	Ence Energia y Celulosa SA	13,122	37,761
	Faes Farma SA	40,443	230,642
	Fluidra SA	9,216	215,670
Ω	Gestamp Automocion SA	18,058	68,439
Ω	Global Dominion Access SA	6,257	24,403
*	Grenergy Renovables SA	2,212	313,917
#	Grifols SA	25,511	268,990
	Grupo Empresarial San Jose SA	2,273	22,290

78

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Iberpapel Gestion SA (IBG SM)	982	$22,913
	Indra Sistemas SA	15,608	897,684
*	Inmocemento SA	2,187	9,546
	Laboratorio Reig Jofre SA	1,789	5,772
	Laboratorios Farmaceuticos Rovi SA	2,348	219,474
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	71,009
	Logista Integral SA	7,624	297,856
	Mapfre SA	44,047	215,624
	Melia Hotels International SA	13,608	177,487
	Miquel y Costas & Miquel SA	3,439	56,368
Ω	Neinor Homes SA	4,984	97,511
*	Nueva Expresion Textil SA	22,292	22,138
*	Obrascon Huarte Lain SA	34,077	17,673
	Pharma Mar SA	2,005	226,095
	Prim SA	846	13,119
*	Promotora de Informaciones SA, Class A	21,413	7,622
Ω	Prosegur Cash SA	36,795	28,177
*	Realia Business SA	40,885	49,748
#	Redeia Corp. SA	33,068	578,921
	Sacyr SA	58,620	322,700
*	Solaria Energia y Medio Ambiente SA	13,646	389,136
#*††	Soltec Power Holdings SA	2,859	3,108
*Ω	Talgo SA	10,483	34,039
*	Tecnicas Reunidas SA	6,099	252,721
	Tubacex SA	13,657	46,347
Ω	Unicaja Banco SA	190,238	617,577
	Vidrala SA	2,830	255,274
	Viscofan SA	3,371	237,591
*	Vocento SA	10,365	9,382
TOTAL SPAIN			9,611,592
SWEDEN — (2.5%)
Ω	AcadeMedia AB	12,500	133,763
	AddLife AB, Class B	14,907	232,434
	Addnode Group AB	14,839	77,129
	AFRY AB	13,027	159,005
Ω	Alimak Group AB	9,300	110,164
		Shares	Value»
SWEDEN — (Continued)
#	Alleima AB	20,812	$186,465
	Alligo AB, Class B	3,336	50,040
Ω	Ambea AB	15,686	238,072
*	Annehem Fastigheter AB, Class B	4,374	8,336
	AQ Group AB	8,425	201,161
	Arjo AB, Class B	28,363	74,868
#	Atrium Ljungberg AB, Class B	8,226	26,443
Ω	Attendo AB	23,905	276,569
#	Avarda Bank AB	4,624	83,803
	Beijer Alma AB	5,922	186,325
	Bergman & Beving AB	4,898	166,708
	Betsson AB, Class B	10,783	109,850
*	Better Collective AS	3,617	55,825
*	BHG Group AB	27,966	70,121
	Bilia AB, Class A	9,569	130,542
	Billerud Aktiebolag	21,749	149,505
	BioGaia AB, Class B	6,605	85,255
*	BioInvent International AB	7,181	17,054
*	Bonava AB, Class B	29,853	28,160
*Ω	Boozt AB	5,306	68,489
Ω	Bravida Holding AB	25,407	263,258
	BTS Group AB, Class B	760	12,334
#	Bufab AB	16,645	215,373
*	Bulten AB	1,365	6,836
	Bure Equity AB	3,785	110,172
	Byggmax Group AB	8,034	41,655
*	Carasent AB	9,051	23,437
	Catella AB	6,126	14,242
*	Cavotec Group AB	3,590	5,037
#	Cellavision AB	2,319	30,331
#	Cibus Real Estate AB publ	6,346	101,163
	Clas Ohlson AB, Class B	4,299	186,038
	Cloetta AB, Class B	39,934	205,274
Ω	Coor Service Management Holding AB	11,573	68,615
#	Corem Property Group AB (COREB SS), Class B	40,500	14,060
	Corem Property Group AB (CORED SS), Class D	1,514	39,044
	CTT Systems AB	1,396	18,357
	Dios Fastigheter AB	16,804	115,824
*Ω	Dometic Group AB	31,073	106,161
#	Duni AB	1,739	16,018
*Ω	Dustin Group AB	107,256	19,401
#*	Dynavox Group AB	13,348	118,632

79

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Eastnine AB	12,380	$59,503
	Elanders AB, Class B	2,467	12,989
#*	Electrolux AB, Class B	11,917	66,626
	Electrolux Professional AB, Class B	22,887	115,113
	Elekta AB, Class B	30,329	176,146
*	Eltel AB	2,122	2,249
#*	Embracer Group AB	11,328	78,129
*	Enea AB	2,398	20,827
#	Engcon AB	2,420	17,525
	Eolus AB, Class B	1,951	9,144
	Ependion AB	3,083	42,490
	Ework Group AB	1,919	13,322
#	Fagerhult Group AB	16,398	39,531
*	Fasadgruppen Group AB FG SS	1,647	3,606
*	Fastighets AB Trianon	3,524	6,679
*	Fastighetsbolaget Emilshus AB, Class B	2,696	15,500
	FastPartner AB (FPARA SS), Class A	7,836	33,544
	Fenix Outdoor International AG	523	23,986
	FM Mattsson AB	1,387	14,043
	FormPipe Software AB	2,655	7,178
	G5 Entertainment AB	858	5,121
*	GARO AB	263	323
	Granges AB	13,482	254,453
*Ω	Green Landscaping Group AB	965	3,213
	Hanza AB	7,522	111,662
#	Heba Fastighets AB, Class B	11,429	31,609
	Hemnet Group AB	5,391	69,886
*	Hexatronic Group AB	7,246	30,036
*	HMS Networks AB	1,198	69,822
Ω	Hoist Finance AB	10,460	161,543
	Hufvudstaden AB, Class A	1,466	19,524
	Humana AB	7,849	41,433
*	Humble Group AB	45,866	36,405
#	Husqvarna AB (HUSQB SS), Class B	12,597	60,684
#	Instalco AB	31,003	129,536
#*	International Petroleum Corp. (IPCO CN)	614	17,360
*	Intrum AB	15,326	59,327
		Shares	Value»
SWEDEN — (Continued)
#	INVISIO AB	3,226	$93,440
	Inwido AB	7,662	116,982
#	JM AB	8,467	106,433
*	John Mattson Fastighetsforetagen AB	2,266	14,470
	Kabe Group AB, Class B	409	7,837
*	Karnell Group AB	4,639	34,884
*	Karnov Group AB	5,207	37,949
*	K-fast Holding AB	9,722	10,955
*	Klarabo Sverige AB, Class B	14,295	22,210
	KNOW IT AB	4,178	36,037
#	Lime Technologies AB	1,571	37,789
	Lindab International AB	10,932	180,871
	Logistea AB, Class B	13,817	20,966
*	Maha Capital AB	6,730	8,056
*	Medcap AB	2,076	107,867
	MEKO AB	3,236	23,814
	Midsona AB, Class B	2,500	3,339
#	MIPS AB	3,089	91,584
*	Modern Times Group MTG AB, Class B	13,312	181,067
	Momentum Group AB	4,931	57,279
*	Morrow Bank AB	13,215	18,476
*	NCAB Group AB	19,077	150,024
	NCC AB, Class B	12,373	268,027
	Nederman Holding AB	2,831	35,923
*	Nelly Group AB	518	2,043
*	Neobo Fastigheter AB	6,161	10,808
*	Net Insight AB, Class B	41,507	15,076
	New Wave Group AB, Class B	11,290	118,784
	Nilorngruppen AB, Class B	954	5,209
*	Nobia AB	134,361	25,137
	Nolato AB, Class B	22,976	123,667
*	Norion Bank AB	8,935	51,132
	Note AB	2,967	55,017
#	NP3 Fastigheter AB	4,244	119,796
#	Nyfosa AB	24,501	178,076
	OEM International AB, Class B	8,880	139,530
*	Orron Energy AB	27,733	28,550
*	Ovzon AB	15,652	92,124
	Platzer Fastigheter Holding AB, Class B	6,591	49,316
*	Pricer AB, Class B	41,621	17,133

80

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Proact IT Group AB	2,325	$28,665
	Ratos AB, Class B	31,729	112,765
	RaySearch Laboratories AB	5,421	111,853
#	Rejlers AB	2,212	34,846
*	Rottneros AB	14,228	3,538
	Rusta AB	2,470	27,079
	Rvrc Holding AB	14,263	85,913
*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	117,090	42,843
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	22,897	20,428
	Scandi Standard AB	5,448	88,430
Ω	Scandic Hotels Group AB	23,896	233,044
*	Sdiptech AB, Class B	4,662	114,209
*Ω	Sinch AB	100,936	320,241
	SinterCast AB	685	7,045
	SkiStar AB	4,670	80,963
#*	Smartcraft Group AB	8,158	15,039
	Solid Forsakring AB	1,512	15,660
*	Stendorren Fastigheter AB	2,374	48,242
	Stenhus Fastigheter I Norden AB	8,110	9,994
*	Stillfront Group AB	50,717	28,754
	Storskogen Group AB, Class B	195,841	193,514
	Svedbergs Group AB	1,966	11,692
	Synsam AB	22,182	136,684
	Systemair AB	12,291	94,858
*	Tobii AB	20,318	4,570
#	Troax Group AB	5,379	62,105
	Truecaller AB, Class B	21,395	28,167
	VBG Group AB, Class B	4,057	148,313
*	Vestum AB	34,817	40,729
*	Viaplay Group AB	47,184	7,500
*	Vimian Group AB	6,780	22,254
	Vitec Software Group AB, Class B	3,155	87,469
#	Vitrolife AB	4,071	46,374
	Volati AB	1,959	17,692
*	XANO Industri AB, Class B	1,571	10,098
*	XSpray Pharma AB 2643722D SS	256	760
*	XSpray Pharma AB XSPRAY SS	2,567	7,395
TOTAL SWEDEN			11,564,817
		Shares	Value»
SWITZERLAND — (7.0%)
	Accelleron Industries AG (ACLN SW)	12,678	$1,358,319
#	Adecco Group AG	19,554	450,622
	Allreal Holding AG	2,026	553,282
	ALSO Holding AG	536	110,537
*	ams-OSRAM AG	10,249	164,621
	APG SGA SA	211	48,785
*	Arbonia AG	6,387	33,749
*	Aryzta AG	2,700	216,089
	Ascom Holding AG	5,945	40,080
	Autoneum Holding AG	610	89,091
	Avolta AG	8,278	457,472
#	Bachem Holding AG	1,265	115,009
	Banque Cantonale de Geneve	3,730	170,690
#	Banque Cantonale Vaudoise	2,579	406,385
#	Barry Callebaut AG	366	548,582
*	Basilea Pharmaceutica Ag Allschwil	1,220	84,918
#	Belimo Holding AG	1,399	1,281,147
	Bell Food Group AG	304	72,506
	Bellevue Group AG	1,225	11,860
	Berner Kantonalbank AG	647	336,879
	BKW AG	1,890	377,800
	Bossard Holding AG, Class A	869	177,617
	Bucher Industries AG	910	361,358
	Burckhardt Compression Holding AG	467	312,717
	Burkhalter Holding AG	331	78,584
#	Bystronic AG	206	51,371
#	Calida Holding AG	61	1,225
*	Carlo Gavazzi Holding AG	62	11,939
	Cembra Money Bank AG	4,088	499,707
#	Cham Swiss Properties AG	498	16,945
#*	Cicor Technologies Ltd.	430	75,813
	Cie Financiere Tradition SA, Class BR	477	179,509
	Clariant AG	26,539	273,336
#	Coltene Holding AG	373	22,273
	Cosmo NV	1,722	181,122
	CPH Group AG	351	25,907

81

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Daetwyler Holding AG, Class BR	888	$178,355
	DKSH Holding AG	4,476	341,693
#*	DocMorris AG	3,992	36,477
	dormakaba Holding AG	3,530	235,047
	EFG International AG	17,150	368,995
	Emmi AG	291	304,536
#*	Feintool International Holding AG	549	6,547
	Flughafen Zurich AG	2,650	752,484
	Forbo Holding AG	146	137,547
	Fundamenta Real Estate AG	4,142	95,450
Ω	Galenica AG	6,980	743,645
	Georg Fischer AG	11,273	616,645
	Glarner Kantonalbank	419	12,646
*	Gurit Holding AG, Class BR	550	26,029
	Helvetia Baloise Holding AG	2,058	564,271
	Hiag Immobilien Holding AG	563	98,292
	Huber & Suhner AG	2,430	705,743
	Hypothekarbank Lenzburg AG	9	47,856
	Implenia AG	2,742	216,402
#	Inficon Holding AG	3,105	574,737
	Interroll Holding AG	95	198,989
	Intershop Holding AG	820	177,995
	Investis Holding SA	420	85,470
#	IVF Hartmann Holding AG	61	10,533
	Jungfraubahn Holding AG	792	276,922
	Kardex Holding AG	936	334,421
*	Komax Holding AG	457	31,674
#*	Kudelski SA, Class BR	6,965	11,159
	Landis & Gyr Group AG	3,040	204,205
	Lastminute.com NV	626	9,472
*	LEM Holding SA	81	31,630
	Liechtensteinische Landesbank AG	1,511	185,814
#	Logitech International SA (LOGI US)	2,691	267,163
	Logitech International SA (LOGN SW)	5,982	590,498
	Luzerner Kantonalbank AG	2,543	335,335
Ω	Medacta Group SA	977	177,272
Ω	Medmix AG	3,855	41,119
		Shares	Value»
SWITZERLAND — (Continued)
#	Meier Tobler Group AG	348	$15,067
#	Metall Zug AG, Class B	32	29,729
	Mikron Holding AG	1,746	36,451
	Mobilezone Holding AG	5,769	107,396
	Mobimo Holding AG	1,015	484,615
*Ω	Montana Aerospace AG	5,940	156,179
	Naturenergie Holding AG	3,224	138,281
	Novavest Real Estate AG	789	44,016
#	OC Oerlikon Corp. AG Pfaeffikon	20,076	87,821
	Orell Fuessli AG	108	22,830
#*	Orior AG	654	10,891
*	Peach Property Group AG	2,652	16,901
	Phoenix Mecano AG	95	51,541
	Plazza AG, Class A	145	82,796
*Ω	PolyPeptide Group AG	1,865	91,294
	PSP Swiss Property AG	6,211	1,241,398
#*	Rieter Holding AG	9,594	40,001
	Romande Energie Holding SA	1,575	104,323
#	Schweiter Technologies AG	122	43,232
*Ω	Sensirion Holding AG	719	62,254
	SFS Group AG	2,453	373,726
#	Siegfried Holding AG	5,528	557,541
*	SIG Group AG	25,557	414,133
*	Softwareone Holding AG SWON NO	4,030	35,466
#	Softwareone Holding AG SWON SW	17,907	158,462
	St. Galler Kantonalbank AG	423	348,047
#	Stadler Rail AG	9,477	276,862
	Sulzer AG	2,656	505,565
#	Sunrise Communications AG, Class A	6,628	395,395
#	Swatch Group AG (UHR SW), Class BR	3,126	725,634
	Swatch Group AG (UHRN SW)	4,478	208,117
	Swiss Prime Site AG	9,423	1,632,965
	Swissquote Group Holding SA	1,966	994,971

82

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Tecan Group AG	1,199	$181,409
	Temenos AG	7,900	749,264
	Thurgauer Kantonalbank	118	28,736
	TX Group AG	513	81,485
	Valiant Holding AG	2,513	583,807
#	Varia U.S. Properties AG	834	15,814
Ω	VAT Group AG	922	692,653
	Vaudoise Assurances Holding SA	160	167,402
#	Vetropack Holding AG	1,753	45,478
	Vontobel Holding AG	3,849	326,498
	VP Bank AG, Class A	427	47,085
	VZ Holding AG	1,955	381,410
#	V-ZUG Holding AG	260	13,246
	Walliser Kantonalbank	546	107,616
	Warteck Invest AG	35	91,800
	Ypsomed Holding AG	506	176,781
	Zehnder Group AG	848	71,626
	Zug Estates Holding AG, Class B	41	124,850
	Zuger Kantonalbank, Class BR	19	282,203
TOTAL SWITZERLAND			31,893,977
UNITED KINGDOM — (10.2%)
	4imprint Group PLC	2,980	147,735
	Aberdeen Group PLC	227,194	642,069
*	Accesso Technology Group PLC	2,560	9,182
	Advanced Medical Solutions Group PLC	19,397	64,594
	AEP Plantations PLC	3,206	83,184
	AG Barr PLC	12,122	106,166
	AJ Bell PLC	59,371	416,625
Ω	Alfa Financial Software Holdings PLC	12,585	25,393
*	AO World PLC	29,565	35,313
	Aptitude Software Group PLC	3,358	10,225
	Ashmore Group PLC	60,983	172,551
#	Ashtead Technology Holdings PLC	9,541	61,741
*	ASOS PLC	3,183	9,718
	Atalaya Mining Copper SA	22,826	230,755
*	Auction Technology Group PLC	7,425	35,630
Ω	Autotrader Group PLC	45,417	305,517
		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail PLC	36,966	$84,468
	Babcock International Group PLC	45,273	682,049
	Balfour Beatty PLC	80,013	889,089
	Barratt Redrow PLC	109,223	371,986
	Beazley PLC	38,950	676,537
	Bellway PLC	15,780	409,205
	Berkeley Group Holdings PLC	8,965	390,331
	Bloomsbury Publishing PLC	11,213	93,125
	Bodycote PLC	22,425	208,254
*	boohoo Group PLC	63,368	14,626
	Breedon Group PLC	39,256	163,863
Ω	Bridgepoint Group PLC	21,698	73,650
	Brooks Macdonald Group PLC	1,728	32,552
	BTG Consulting PLC	6,119	9,952
*	Burberry Group PLC	34,824	552,593
#	Burford Capital Ltd.	37,920	181,145
	Bytes Technology Group PLC (BYIT LN)	31,641	130,885
	C&C Group PLC	46,348	74,419
*	Canal & SA	66,518	207,238
*	Capita PLC	16,242	63,746
	Capital Ltd.	26,494	41,254
*	Capricorn Energy PLC	15,872	67,074
	Card Factory PLC	36,595	33,617
	Castings PLC	4,744	17,193
	Central Asia Metals PLC	23,942	47,532
	Chemring Group PLC	35,709	253,177
	Chesnara PLC	35,996	149,725
	Clarkson PLC	2,301	151,293
*	Close Brothers Group PLC	20,450	123,190
Ω	CMC Markets PLC	14,768	74,234
	Coats Group PLC	226,657	257,095
	Computacenter PLC	9,304	471,064
	Conduit Holdings Ltd.	12,631	75,866
Ω	Convatec Group PLC	120,208	344,735
	Costain Group PLC	37,342	94,338
	Cranswick PLC	7,370	539,519
	Crest Nicholson Holdings PLC	39,673	35,620
	Croda International PLC	14,272	553,559
	Currys PLC	148,828	253,375
	CVS Group PLC	11,121	176,213
	DCC PLC	7,945	598,839
*	DFS Furniture PLC	28,727	48,728

83

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	DiscoverIE Group PLC	13,083	$116,224
	Domino's Pizza Group PLC	37,713	99,579
	dotdigital group PLC	39,655	25,171
	Dr. Martens PLC	59,425	50,172
	Drax Group PLC	46,566	560,275
	Dunelm Group PLC	21,061	215,349
	easyJet PLC	28,834	138,009
	Ecora Royalties PLC	27,228	51,334
*	EKF Diagnostics Holdings PLC	40,219	14,448
	Elementis PLC	83,522	168,110
	Energean PLC	15,023	182,160
	EnQuest PLC	368,832	105,324
	Essentra PLC	46,369	51,628
	Everplay Group PLC	3,856	13,752
	FDM Group Holdings PLC	12,308	17,483
	Fevara PLC	3,571	6,511
	Firstgroup PLC	125,263	277,531
	Foresight Group Holdings Ltd.	8,571	46,593
Ω	Forterra PLC	26,491	56,823
	Foxtons Group PLC	63,052	36,892
*	Frasers Group PLC	18,829	167,732
*	Frontier Developments PLC	2,549	10,767
	Fuller Smith & Turner PLC, Class A	5,788	50,882
*Ω	Funding Circle Holdings PLC	26,177	51,661
	Future PLC	8,345	38,134
	Galliford Try Holdings PLC	18,099	128,882
	Games Workshop Group PLC	2,810	745,287
*	Gaming Realms PLC	21,915	10,113
	Gamma Communications PLC	8,269	101,492
	GB Group PLC	25,070	72,683
*	Genel Energy PLC	20,214	14,945
	Genuit Group PLC	41,936	147,800
*	Georgia Capital PLC	6,426	342,352
	Gooch & Housego PLC	2,118	26,547
	Goodwin PLC	172	26,766
	Grafton Group PLC, CDI	28,220	337,749
	Grainger PLC	102,954	224,856
	Greencore Group PLC	52,189	10,676
		Shares	Value»
UNITED KINGDOM — (Continued)
	Greencore Group PLC GNC LN	116,975	$401,299
#	Greggs PLC	8,546	176,808
	Gulf Keystone Petroleum Ltd.	42,586	115,044
*	Gulf Marine Services PLC	6,061	1,578
*Ω	Gym Group PLC	22,995	55,501
	Halfords Group PLC	37,620	74,556
	Harbour Energy PLC	104,995	417,552
	Hargreaves Services PLC	1,423	15,342
	Harworth Group PLC	24,301	44,232
	Hays PLC	71,088	32,197
*	Headlam Group PLC	13,204	6,952
	Helical PLC	1,868	4,859
*	Helios Towers PLC	138,253	376,621
	Henry Boot PLC	13,323	29,539
	Hikma Pharmaceuticals PLC	14,502	275,726
	Hill & Smith PLC	12,551	441,347
	Hilton Food Group PLC	9,754	71,568
	Hiscox Ltd.	40,810	858,740
	Hochschild Mining PLC	68,954	588,699
	Hollywood Bowl Group PLC	23,602	81,655
Ω	Hostelworld Group PLC	3,800	5,491
	Howden Joinery Group PLC	45,840	483,625
	Hunting PLC	18,287	126,505
Ω	Ibstock PLC	46,814	65,209
	ICG PLC	19,668	484,909
	IG Group Holdings PLC	40,370	824,965
	IMI PLC	10,135	386,022
	Impax Asset Management Group PLC	5,042	6,742
	Inchcape PLC	50,838	573,566
	IntegraFin Holdings PLC	27,221	120,386
	International Personal Finance PLC	40,760	137,548
	International Workplace Group PLC	102,424	257,842
	Investec PLC	14,593	125,452
*	IP Group PLC	129,231	106,613
	Ithaca Energy PLC	45,003	164,648
	ITV PLC	473,695	515,446

84

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	J D Wetherspoon PLC	10,943	$87,633
*	James Fisher & Sons PLC	6,723	41,670
#	James Halstead PLC	42,326	78,434
	JD Sports Fashion PLC	175,794	161,380
	JET2 PLC	18,252	270,945
	Johnson Matthey PLC	18,723	528,817
	Johnson Service Group PLC	61,046	106,656
	Jupiter Fund Management PLC	65,869	136,030
	Kainos Group PLC	8,664	98,029
	Keller Group PLC	10,492	318,927
	Kier Group PLC	88,668	246,757
	Kingfisher PLC	157,404	618,960
#	Knights Group Holdings PLC	5,278	11,901
	Lancashire Holdings Ltd.	32,623	254,794
	Lion Finance Group PLC	6,114	916,277
	Liontrust Asset Management PLC	9,051	32,557
	London Investment Group PLC	2,089	11,740
	LSL Property Services PLC	9,596	28,954
Ω	Luceco PLC	8,203	24,225
	M&C Saatchi PLC	3,423	6,122
	Macfarlane Group PLC	19,165	16,400
	Man Group PLC	159,009	549,432
	Marshalls PLC	14,797	26,249
*	Marston's PLC	104,647	73,520
	McBride PLC	30,429	64,569
	Me Group International PLC	32,027	63,800
	Mears Group PLC	15,908	85,752
*	Metro Bank Holdings PLC	30,978	63,299
	Midwich Group PLC	8,466	16,433
*	Mitchells & Butlers PLC	54,258	184,436
	Mitie Group PLC	173,199	410,693
	MJ Gleeson PLC	7,302	22,840
	Mondi PLC	43,661	451,080
	MONY Group PLC	72,167	175,320
	Moonpig Group PLC	43,083	124,975
	Morgan Advanced Materials PLC	34,605	102,901
		Shares	Value»
UNITED KINGDOM — (Continued)
	Morgan Sindall Group PLC	6,292	$402,341
	Mortgage Advice Bureau Holdings Ltd.	4,749	34,236
	Mountview Estates PLC	77	9,161
	MP Evans Group PLC	5,183	126,533
	NCC Group PLC	43,338	70,447
	Next 15 Group PLC	9,568	31,093
	Nichols PLC	1,407	18,697
	Ninety One PLC	42,913	125,933
	Norcros PLC	7,961	30,465
*	Ocado Group PLC	41,521	112,268
Ω	On the Beach Group PLC	18,670	41,571
	OSB Group PLC	57,929	416,437
*	Oxford Nanopore Technologies PLC	37,695	57,579
	Pagegroup PLC	38,658	70,481
	Pan African Resources PLC	428,330	817,941
	Paragon Banking Group PLC	33,168	337,805
#	PayPoint PLC	6,971	60,313
	Pennon Group PLC	56,781	424,739
	Persimmon PLC	34,159	492,555
	Pets at Home Group PLC	62,931	154,665
	Pharos Energy PLC	20,801	7,885
*	Phoenix Spree Deutschland Ltd.	8,962	21,418
*	Pinewood Technologies Group PLC	13,091	44,433
	Playtech PLC	36,817	182,355
	Plus500 Ltd.	14,963	908,907
	Polar Capital Holdings PLC	10,376	96,707
	Pollen Street Group Ltd.	2,542	29,398
	Porvair PLC	1,428	14,040
	Premier Foods PLC	100,223	268,637
*	PureTech Health PLC (PRTC LN)	28,808	49,897
	PZ Cussons PLC	26,682	27,658
	QinetiQ Group PLC	67,003	406,038
Ω	Quilter PLC	214,523	535,684
	Rank Group PLC	24,101	31,304
	Rathbones Group PLC	5,396	144,208
*††	Raven Property Group Ltd.	45,894	0

85

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reach PLC	49,305	$39,041
	Record PLC	11,865	9,019
	Renew Holdings PLC	9,219	114,328
	RHI Magnesita NV	1,923	69,376
	Rightmove PLC	61,900	365,240
*	Robert Walters PLC	6,706	8,651
	Rotork PLC	117,735	494,896
	RS Group PLC	37,664	309,388
	RWS Holdings PLC	19,833	24,016
	S&U PLC	1,186	30,710
Ω	Sabre Insurance Group PLC	36,053	74,461
*	Saga PLC	10,855	86,800
*	Savannah Energy PLC	107,834	10,897
	Savills PLC	18,326	206,702
	Secure Trust Bank PLC	2,198	37,513
	Senior PLC	59,262	230,882
	Serco Group PLC	147,642	566,719
	Serica Energy PLC	49,278	192,410
*	SIG PLC	100,181	11,007
*	SigmaRoc PLC	96,392	161,683
	Smiths News PLC	41,443	38,207
	Softcat PLC	16,254	305,188
	Speedy Hire PLC	89,137	24,047
	Spirax Group PLC	2,717	265,171
Ω	Spire Healthcare Group PLC	27,646	61,214
	SSP Group PLC	87,707	189,787
	SThree PLC	17,971	41,212
*	Strix Group PLC	17,224	9,551
*	STV Group PLC	2,980	4,041
	Tate & Lyle PLC	36,415	181,748
	Taylor Wimpey PLC	327,708	346,648
	TBC Bank Group PLC	5,634	373,045
	Telecom Plus PLC	8,571	136,984
	Topps Tiles PLC	21,096	10,523
	TP ICAP Group PLC	114,782	493,305
*Ω	Trainline PLC	18,585	59,573
	Travis Perkins PLC	30,477	216,377
	Treatt PLC	1,767	7,231
	Tribal Group PLC	5,915	4,052
	Trifast PLC	13,605	11,600
*	TT Electronics PLC	37,226	60,426
*	Tullow Oil PLC	238,014	48,630
	Ultimate Products PLC	4,833	2,913
*	Vanquis Banking Group PLC	43,840	66,030
	Vertu Motors PLC	37,928	33,200
	Vesuvius PLC	30,910	186,212
	Victrex PLC	5,630	46,178
*	Vistry Group PLC	40,509	180,797
		Shares	Value»
UNITED KINGDOM — (Continued)
	Volex PLC	16,979	$138,577
	Volution Group PLC	27,412	229,875
	Vp PLC	3,850	25,564
*Ω	Watches of Switzerland Group PLC	25,349	177,415
*	Watkin Jones PLC	29,876	9,179
	WH Smith PLC	9,351	65,689
	Whitbread PLC	13,573	412,591
	Wickes Group PLC	36,564	99,377
	Wilmington PLC	6,879	21,870
#	WPP PLC (WPP US), Sponsored ADR	4,257	77,009
*	Xaar PLC	10,372	19,667
	XPS Pensions Group PLC	28,163	116,092
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,702	38,736
	Young & Co.'s Brewery PLC (YNGN LN)	2,921	25,439
	Zigup PLC	33,311	182,281
	Zotefoams PLC	3,070	16,381
TOTAL UNITED KINGDOM			46,390,534
UNITED STATES — (0.3%)
*	Coeur Mining, Inc. CDE CN	46,628	837,577
	Diversified Energy Co. DEC LN	5,748	94,601
*	Keel Infrastructure Corp. KEEL CN	5,093	15,410
#*	Keel Infrastructure Corp. KEEL US	65,860	199,556
	Sunococorp LLC	4,426	295,109
TOTAL UNITED STATES			1,442,253
TOTAL COMMON STOCKS			416,614,113
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 2.263%	1,245	131,568
	Einhell Germany AG, 1.976%	762	68,380
	FUCHS SE, 2.913%	9,860	464,468
	Jungheinrich AG, 3.118%	6,075	183,032

86

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Porsche Automobil Holding SE, 6.171%	12,635	$459,739
	Sixt SE, 4.610%	2,482	170,602
	STO SE & Co. KGaA, 3.245%	368	44,411
	Villeroy & Boch AG, 5.187%	1,074	22,096
TOTAL GERMANY			1,544,296
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	1,997	252
*	Silver Mines Ltd. Warrants 06/17/26	4,488	130
TOTAL AUSTRALIA			382
ISRAEL — (0.0%)
*	Baran Group Ltd. Rights 05/08/2026	11	5
	Shares	Value»

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	1,925	$0
TOTAL RIGHTS/WARRANTS		387
TOTAL INVESTMENT SECURITIES (Cost $325,861,295)		418,158,796

			Value†
SECURITIES LENDING COLLATERAL — (8.2%)
@§	The DFA Short Term Investment Fund	3,223,147	37,275,695
TOTAL INVESTMENTS — (100.0%)
(Cost $363,141,537)			$455,434,491
As of April 30, 2026, Dimensional VA International Small Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	3	06/18/26	$1,047,988	$1,086,562	$38,574
Total Futures Contracts			$1,047,988	$1,086,562	$38,574
As of April 30, 2026, the value of Rule 144A securities amounted to $16,363,635 or 3.9% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$349,824	$25,327,299	$58,102	$25,735,225
Austria	—	6,845,216	—	6,845,216
Belgium	3,041	6,314,907	—	6,317,948
Canada	60,198,339	8,085	244	60,206,668
China	932,316	—	—	932,316
Denmark	—	10,434,627	—	10,434,627
Finland	2,213	9,735,820	—	9,738,033

87

Dimensional VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$24,989,110	—	$24,989,110
Germany	$1,292,250	27,271,023	—	28,563,273
Hong Kong	—	7,741,279	$2,062	7,743,341
Ireland	—	1,472,078	—	1,472,078
Israel	71,470	5,018,991	—	5,090,461
Italy	105,087	15,669,223	—	15,774,310
Japan	151,167	90,565,448	—	90,716,615
Netherlands	578,265	9,207,606	—	9,785,871
New Zealand	—	1,233,233	—	1,233,233
Norway	86,375	3,602,160	—	3,688,535
Portugal	—	898,206	—	898,206
Singapore	—	5,545,874	—	5,545,874
Spain	—	9,608,484	3,108	9,611,592
Sweden	33,159	11,531,658	—	11,564,817
Switzerland	267,163	31,626,814	—	31,893,977
United Kingdom	77,009	46,313,525	—	46,390,534
United States	1,347,652	94,601	—	1,442,253
Preferred Stocks
Germany	—	1,544,296	—	1,544,296
Rights/Warrants
Australia	—	382	—	382
Israel	—	5	—	5
Italy	—	—	—	—
Securities Lending Collateral	—	37,275,695	—	37,275,695
Total Investments in Securities	$65,495,330	$389,875,645	$63,516˂˃	$455,434,491
Financial Instruments
Assets
Futures Contracts**	38,574	—	—	38,574
Total Financial Instruments	$38,574	—	—	$38,574
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
88

Dimensional VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.3%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	3.745%, 02/10/27	1,700	$1,700,765
Federal Farm Credit Banks Funding Corp., SOFR + 0.120%, FRN
(r)	3.750%, 07/10/26	300	300,060
Federal Home Loan Mortgage Corp., SOFR + 0.115%, FRN
(r)	3.745%, 05/05/27	4,000	3,999,936
TOTAL AGENCY OBLIGATIONS			6,000,761
BONDS — (33.2%)
African Development Bank
	4.375%, 11/03/27	4,100	4,125,566
Amazon.com, Inc.
	3.150%, 08/22/27	719	710,933
Amazon.com, Inc., SOFR + 0.440%, FRN
(r)	4.093%, 03/13/28	11,450	11,462,595
Asian Development Bank
	3.125%, 08/20/27	2,900	2,870,937
	2.500%, 11/02/27	2,300	2,252,579
	4.375%, 01/14/28	5,000	5,037,974
Asian Development Bank, SOFR + 1.000%, FRN
(r)	4.653%, 06/16/26	569	569,597
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.339%, 07/16/27	6,300	6,324,571
(r)	4.339%, 07/16/27	400	401,560
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.468%, 01/18/27	1,100	1,103,894
(r)	4.468%, 01/18/27	1,000	1,003,540
CDP Financial, Inc.
Ω	1.000%, 05/26/26	2,500	2,495,052
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.019%, 02/26/27	2,470	2,471,600
		Face Amount	Value†
		(000)

Citibank NA, SOFR + 0.781%, FRN
(r)	4.439%, 05/29/27	3,442	$3,457,351
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	1,350	1,333,534
Commonwealth Bank of Australia, SOFR + 0.460%, FRN
(r)Ω	4.121%, 11/27/26	1,850	1,851,687
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	4.297%, 03/14/28	2,000	2,006,925
Cooperatieve Rabobank UA, SOFR + 0.410%, FRN
(r)	4.060%, 01/14/28	3,895	3,899,425
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.249%, 05/27/27	4,330	4,341,453
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.278%, 08/28/26	3,650	3,654,387
CPPIB Capital, Inc.
	2.750%, 11/02/27	4,650	4,568,585
Dexia SA
Ω	4.500%, 03/19/27	1,412	1,417,458
European Investment Bank
	3.250%, 11/15/27	4,574	4,528,917
European Stability Mechanism
	4.750%, 09/14/26	5,450	5,468,396
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.823%, 09/16/26	200	200,014
Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	3.929%, 04/12/27	1,907	1,908,120
Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.001%, 10/04/27	9,500	9,519,570

89

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	3.944%, 02/23/27	361	$361,412
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.019%, 01/12/27	3,500	3,504,316
International Finance Corp., SOFR + 0.270%, FRN
(r)	3.918%, 07/30/27	7,346	7,354,409
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.654%, 12/08/26	500	501,950
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	4.653%, 06/17/26	200	200,222
Kreditanstalt fuer Wiederaufbau
	3.500%, 08/27/27	1,400	1,393,135
Landwirtschaftliche Rentenbank
	3.875%, 09/28/27	64	63,955
Macquarie Bank Ltd., SOFR + 0.480%, FRN
(r)	4.149%, 02/03/28	466	465,681
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.578%, 07/02/27	3,000	3,016,180
Merck & Co., Inc., SOFR + 0.460%, FRN
(r)	4.113%, 09/15/27	55	55,127
National Australia Bank Ltd.
	3.905%, 06/09/27	405	404,070
	5.087%, 06/11/27	3,050	3,083,223
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.257%, 10/26/27	840	842,407
National Securities Clearing Corp.
Ω	5.100%, 11/21/27	4,200	4,256,319
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.232%, 05/20/27	250	250,285
NBN Co. Ltd.
Ω	4.000%, 10/01/27	450	448,435
		Face Amount	Value†
		(000)

Ontario Teachers' Finance Trust
	3.000%, 04/13/27	1,600	$1,586,723
Province of British Columbia
	0.900%, 07/20/26	2,900	2,881,394
	4.700%, 01/24/28	9,200	9,308,746
Province of Ontario
	2.300%, 06/15/26	386	385,270
PSP Capital, Inc.
Ω	3.500%, 06/29/27	1,400	1,393,536
Sanofi SA, SOFR + 0.460%, FRN
(r)	4.129%, 11/03/27	2,310	2,316,480
SFIL SA
	5.000%, 04/26/27	2,000	2,017,137
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.669%, 08/03/26	1,000	1,002,096
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	4.903%, 06/15/26	650	650,768
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.046%, 08/20/27	1,750	1,747,900
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.078%, 04/28/27	2,762	2,766,985
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.723%, 12/11/26	300	301,164
Westpac Banking Corp.
	4.043%, 08/26/27	1,300	1,298,984
	5.457%, 11/18/27	700	713,810
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.118%, 10/20/26	2,900	2,902,552
TOTAL BONDS			146,460,891
U.S. TREASURY OBLIGATIONS — (17.4%)
U.S. Treasury Notes
	2.250%, 08/15/27	2,800	2,743,563
	0.500%, 08/31/27	2,300	2,200,543
	3.125%, 08/31/27	2,600	2,575,524
	3.375%, 09/15/27	800	794,906
	3.500%, 09/30/27	5,000	4,975,195
	3.875%, 10/15/27	10,000	10,000,000
	3.500%, 10/31/27	4,600	4,575,023
	4.125%, 11/15/27	4,340	4,355,597
	3.875%, 11/30/27	3,000	2,999,648

90

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
	Face Amount	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.099%, FRN
(r) 3.722%, 01/31/28	3,435	$3,435,448
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 3.783%, 04/30/27	16,250	16,267,645
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r) 3.813%, 10/31/27	11,000	11,016,925
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 3.782%, 07/31/27	10,750	10,760,262
TOTAL U.S. TREASURY OBLIGATIONS		76,700,279

COMMERCIAL PAPER — (43.6%)
Australia & New Zealand Banking Group Ltd.
Ω	4.028%, 09/09/26	2,000	1,972,045
BNG Bank NV
Ω	3.808%, 07/08/26	3,000	2,978,363
Caisse des Depots et Consignations
Ω	3.803%, 05/21/26	5,000	4,989,131
Ω	3.851%, 07/16/26	5,000	4,959,407
CDP Financial, Inc.
Ω	3.874%, 09/04/26	1,500	1,479,602
Chevron Corp.
Ω	3.839%, 07/13/26	3,250	3,225,447
Cisco Systems, Inc.
Ω	3.742%, 06/12/26	3,500	3,484,561
Ω	3.755%, 06/02/26	4,500	4,484,808
Ω	3.878%, 09/01/26	2,500	2,468,202
Ω	3.903%, 10/05/26	2,000	1,967,411
Commonwealth Bank of Australia
Ω	3.790%, 08/27/26	1,000	987,401
DBS Bank Ltd.
Ω	3.797%, 05/06/26	1,250	1,249,232
Ω	3.776%, 05/11/26	3,000	2,996,608
Ω	3.799%, 05/11/26	1,500	1,498,304
Ω	3.800%, 05/12/26	4,000	3,995,063
Ω	3.815%, 05/26/26	500	498,650
Ω	3.926%, 06/03/26	1,750	1,743,798
Erste Abwicklungsanstalt
Ω	3.736%, 05/28/26	3,500	3,489,827
Ω	3.724%, 05/11/26	4,250	4,245,182
		Face Amount	Value†
		(000)
Johnson & Johnson
Ω	3.699%, 06/12/26	1,300	$1,294,326
Ω	3.750%, 06/08/26	2,000	1,992,085
Ω	3.706%, 07/13/26	2,000	1,985,052
Kreditanstalt fuer Wiederaufbau
Ω	3.769%, 07/27/26	2,500	2,477,511
Ω	3.811%, 06/11/26	3,500	3,485,047
Ω	3.833%, 06/22/26	1,250	1,243,241
Ω	3.836%, 07/13/26	1,000	992,436
Ω	3.806%, 07/15/26	2,000	1,984,462
LVMH Moet Hennessy Louis Vuitton SE
Ω	3.934%, 07/20/26	1,000	991,720
Ω	3.881%, 08/13/26	4,000	3,957,067
Ω	3.926%, 10/09/26	3,000	2,949,996
Ω	3.927%, 10/13/26	4,250	4,177,386
National Securities Clearing Corp.
Ω	3.821%, 06/02/26	3,300	3,288,644
Nederlandse Waterschapsbank NV
Ω	3.691%, 06/16/26	3,800	3,781,409
Ω	3.809%, 07/10/26	3,000	2,977,931
Nestle Finance International Ltd.
Ω	3.693%, 05/29/26	3,000	2,991,132
Ω	3.742%, 06/30/26	1,500	1,490,572
Ω	3.797%, 06/30/26	1,500	1,490,572
Ω	3.972%, 08/31/26	2,500	2,468,473
Ω	3.777%, 05/27/26	500	498,624
Nordea Bank Abp
Ω	3.790%, 07/14/26	600	595,250
Ω	3.778%, 07/20/26	4,500	4,461,553
Ω	3.790%, 07/20/26	3,750	3,717,961
Ω	3.764%, 06/09/26	2,000	1,991,657
Ω	3.785%, 06/09/26	1,126	1,121,303
Oesterreichische Kontrollbank AG
	3.726%, 05/07/26	1,000	999,282
OMERS Finance Trust
Ω	3.776%, 05/01/26	1,000	999,897
Procter & Gamble Co.
Ω	3.704%, 05/11/26	4,000	3,995,573
Ω	3.703%, 05/12/26	4,250	4,244,868
Ω	3.778%, 06/08/26	1,250	1,245,140
Province of Alberta
Ω	3.902%, 05/28/26	3,250	3,240,732
Ω	3.776%, 06/01/26	5,000	4,983,686
Ω	3.871%, 07/20/26	3,500	3,471,075
Ω	3.902%, 07/20/26	1,000	991,736
Province of Ontario
	3.734%, 05/29/26	1,000	997,045

91

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
PSP Capital, Inc.
Ω	3.916%, 08/24/26	4,250	$4,198,272
Ω	3.851%, 08/21/26	1,200	1,185,780
Queensland Treasury Corp.
	3.833%, 07/14/26	1,500	1,488,516
Sanofi SA
Ω	3.839%, 06/11/26	5,500	5,476,361
Ω	3.898%, 06/16/26	1,750	1,741,582
Ω	3.937%, 09/17/26	2,500	2,464,190
Siemens Capital Co. LLC
Ω	3.740%, 06/10/26	425	423,232
Skandinaviska Enskilda Banken AB
Ω	3.845%, 06/15/26	1,000	995,203
Svensk Exportkredit AB
	3.834%, 06/04/26	2,000	1,992,754
	3.777%, 06/29/26	4,250	4,223,366
Svenska Handelsbanken AB
Ω	3.802%, 07/22/26	2,000	1,982,651
Swedbank AB
Ω	3.789%, 07/22/26	7,000	6,938,609
Ω	3.787%, 06/30/26	2,750	2,732,267
Toronto-Dominion Bank
Ω	3.926%, 09/21/26	5,000	4,923,907
Ω	3.937%, 09/22/26	4,000	3,938,694
		Face Amount	Value†
		(000)
TotalEnergies Capital SA
Ω	3.862%, 06/18/26	3,400	$3,382,436
Ω	3.994%, 06/23/26	4,200	4,176,047
Ω	3.887%, 06/29/26	4,000	3,974,600
TOTAL COMMERCIAL PAPER (Cost $192,542,500)			192,525,953

		Shares
MONEY MARKET FUNDS — (4.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	19,962,030	19,962,030
TOTAL INVESTMENT SECURITIES (Cost $441,589,756)			441,649,914
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $441,589,768)			$441,649,926
As of April 30, 2026, the value of Rule 144A securities amounted to $211,963,941 or 50.7% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$6,000,761	—	$6,000,761
Bonds	—	146,460,891	—	146,460,891
U.S. Treasury Obligations	—	76,700,279	—	76,700,279
Commercial Paper	—	192,525,953	—	192,525,953
Securities Lending Collateral	—	12	—	12
Money Market Funds	$19,962,030	—	—	19,962,030
Total Investments in Securities	$19,962,030	$421,687,896	—	$441,649,926
See accompanying Notes to Financial Statements.
92

Dimensional VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (99.3%)
AUSTRALIA — (8.2%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.800%, FRN, 4.733%, 02/05/27	AUD	1,100	$794,384
(r)	3M Swap + 0.970%, FRN, 4.926%, 05/12/27	AUD	500	362,027
(r)	3M Swap + 1.200%, FRN, 5.134%, 11/04/27	AUD	1,650	1,199,963
(r)	3M Swap + 0.670%, FRN, 4.844%, 12/15/27	AUD	600	433,236
(r)	3M Swap + 1.060%, FRN, 5.368%, 03/31/28	AUD	500	363,532
(r)Ω	SOFR + 0.620%, FRN, 4.277%, 06/18/28		1,200	1,203,708
(r)	3M Swap + 0.960%, FRN, 4.893%, 02/05/29	AUD	500	363,431
(r)Ω	SOFR + 0.850%, FRN, 4.508%, 12/16/29		500	505,036
Commonwealth Bank of Australia
(r)	3M Swap + 0.700%, FRN, 5.037%, 01/14/27	AUD	1,600	1,154,397
(r)	3M Swap + 0.700%, FRN, 5.046%, 07/22/27	AUD	2,000	1,444,868
(r)	3M Swap + 1.150%, FRN, 5.490%, 01/13/28	AUD	1,500	1,091,394
(r)Ω	SOFR + 0.630%, FRN, 4.288%, 03/27/29		1,000	1,002,390
(r)Ω	SOFR + 0.810%, FRN, 4.467%, 03/14/30		1,861	1,874,501
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.398%, 06/12/28		800	803,332
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.713%, 02/25/27	AUD	500	$360,871
(r)	3M Swap + 0.700%, FRN, 4.643%, 05/10/27	AUD	3,000	2,166,546
(r)	3M Swap + 0.700%, FRN, 5.031%, 10/18/27	AUD	2,500	1,806,103
(r)Ω	SOFR + 0.600%, FRN, 4.257%, 10/26/27		900	902,579
(r)	3M Swap + 1.200%, FRN, 5.193%, 11/25/27	AUD	1,000	727,690
(r)	3M Swap + 1.000%, FRN, 4.956%, 05/12/28	AUD	4,580	3,326,718
(r)Ω	SOFR + 0.650%, FRN, 4.308%, 06/13/28		400	401,228
(r)	3M Swap + 0.900%, FRN, 5.213%, 03/22/29	AUD	1,500	1,088,522
Westpac Banking Corp.
(r)	3M Swap + 0.700%, FRN, 5.068%, 01/25/27	AUD	500	360,814
(r)	3M Swap + 1.230%, FRN, 5.177%, 11/11/27	AUD	1,500	1,092,020
(r)	3M Swap + 0.980%, FRN, 4.937%, 02/16/28	AUD	500	362,945
(r)	3M Swap + 0.880%, FRN, 4.837%, 05/14/29	AUD	500	362,725
(r)	3M Swap + 0.850%, FRN, 5.116%, 09/19/29	AUD	2,000	1,448,641
(r)	SOFR + 0.820%, FRN, 4.478%, 07/01/30		2,644	2,668,479
TOTAL AUSTRALIA				29,672,080

93

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRIA — (0.3%)
Autobahnen- und Schnell- strassen-Finanzierungs AG
	2.500%, 03/25/30	EUR	300	$346,742
Republic of Austria Government Bonds
	3.450%, 10/20/30	EUR	600	722,027
TOTAL AUSTRIA				1,068,769
BELGIUM — (3.1%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	100	109,419
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	9,800	10,255,797
	2.600%, 10/22/30	EUR	100	115,510
Ministeries Van de Vlaamse Gemeenschap
	2.750%, 10/22/29	EUR	500	581,730
TOTAL BELGIUM				11,062,456
CANADA — (19.8%)
Bank of Montreal
	3.190%, 03/01/28	CAD	600	440,604
Canada Government Bonds
	2.750%, 09/01/30	CAD	1,000	723,930
	0.500%, 12/01/30	CAD	1,200	783,580
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.33%, FRN, 2.631%, 03/15/28	CAD	2,000	1,476,895
(r)Ω	1 day CAD Overnight Index + 0.28%, FRN, 2.581%, 09/15/29	CAD	660	486,904
Ω	2.850%, 06/15/30	CAD	6,300	4,572,028
	2.850%, 12/15/30	CAD	2,000	1,446,004
CDP Financial, Inc.
	3.000%, 04/11/29	EUR	2,560	3,004,923
	3.950%, 09/01/29	CAD	300	225,514
	4.200%, 12/02/30	CAD	2,400	1,824,979
City of Montreal
	3.150%, 09/01/28	CAD	2,000	1,473,008
CPPIB Capital, Inc.
	3.600%, 06/02/29	CAD	1,000	744,550
	3.125%, 06/11/29	EUR	3,737	4,412,831
	3.350%, 12/02/30	CAD	6,100	4,489,260
Export Development Canada
	3.875%, 08/08/30	NZD	300	174,326
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Alberta
	4.100%, 06/01/29	CAD	3,600	$2,721,302
	2.900%, 09/20/29	CAD	1,800	1,312,522
	2.050%, 06/01/30	CAD	8,600	6,037,189
Province of British Columbia
	2.950%, 12/18/28	CAD	220	161,370
	5.700%, 06/18/29	CAD	2,800	2,214,584
	2.200%, 06/18/30	CAD	11,200	7,900,809
Province of Manitoba
	2.750%, 06/02/29	CAD	100	72,656
	2.050%, 06/02/30	CAD	1,250	876,753
Province of Nova Scotia
	2.000%, 09/01/30	CAD	1,000	696,389
Province of Ontario
	2.700%, 06/02/29	CAD	1,000	725,814
	1.550%, 11/01/29	CAD	700	486,978
	2.050%, 06/02/30	CAD	4,300	3,016,759
	2.950%, 09/08/30	CAD	700	507,792
	1.350%, 12/02/30	CAD	7,600	5,124,370
Province of Quebec
	2.300%, 09/01/29	CAD	4,700	3,362,852
Δ	0.000%, 10/15/29	EUR	2,300	2,438,607
	1.900%, 09/01/30	CAD	6,600	4,584,652
Δ	0.000%, 10/29/30	EUR	100	102,530
Province of Saskatchewan
	2.200%, 06/02/30	CAD	200	141,176
PSP Capital, Inc.
	3.750%, 06/15/29	CAD	1,000	747,745
	2.050%, 01/15/30	CAD	600	422,917
	4.400%, 12/02/30	CAD	1,900	1,459,630
TOTAL CANADA				71,394,732
DENMARK — (0.8%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	1,300	1,378,384
Novo Nordisk Finance Netherlands BV
	2.875%, 08/27/30	EUR	1,200	1,386,614
TOTAL DENMARK				2,764,998
FINLAND — (3.9%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	500	579,093
Δ	0.000%, 09/15/30	EUR	2,900	3,004,801
Finnvera OYJ
	2.375%, 10/29/30	EUR	200	228,847
Kuntarahoitus OYJ
	2.500%, 08/29/29	EUR	1,199	1,390,772
	2.625%, 12/14/29	EUR	2,686	3,122,267
	3.125%, 07/29/30	EUR	1,000	1,182,483
Δ	0.000%, 10/14/30	EUR	750	773,402

94

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FINLAND — (Continued)
Nordea Bank Abp
(r)Ω	SOFR + 1.020%, FRN, 4.674%, 09/10/29		400	$405,115
(r)Ω	SOFR + 0.830%, FRN, 4.488%, 08/28/30		1,800	1,799,993
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	1,450	1,686,671
TOTAL FINLAND				14,173,444
FRANCE — (5.3%)
AXA SA
	3.750%, 10/12/30	EUR	200	239,895
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	1,200	1,295,755
	3.125%, 03/01/30	EUR	1,400	1,647,833
	2.875%, 05/25/30	EUR	2,500	2,915,438
Caisse des Depots et Consignations
(r)	SOFR + 0.340%, FRN, 4.008%, 05/03/26		3,200	3,200,000
	2.750%, 10/16/30	EUR	200	230,918
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	800	931,334
	2.500%, 05/25/30	EUR	2,100	2,419,068
L'Oreal SA
	3.375%, 11/23/29	EUR	400	474,493
	2.750%, 11/19/30	EUR	1,300	1,502,216
LVMH Moet Hennessy Louis Vuitton SE
	2.625%, 03/07/29	EUR	300	347,827
	3.250%, 09/07/29	EUR	900	1,062,571
	3.375%, 02/05/30	EUR	1,300	1,539,060
Region of Ile de France
	1.375%, 03/14/29	EUR	300	336,756
Sanofi SA
	1.375%, 03/21/30	EUR	400	440,235
SFIL SA
	0.050%, 06/04/29	EUR	100	107,066
	3.125%, 09/17/29	EUR	300	352,046
TOTAL FRANCE				19,042,511
GERMANY — (11.8%)
Allianz Finance II BV
	3.250%, 12/04/29	EUR	900	1,065,497
	1.500%, 01/15/30	EUR	100	111,284
	0.500%, 01/14/31	EUR	1,100	1,148,078
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	900	$1,031,722
Deutsche Bahn AG
	0.375%, 06/23/29	EUR	400	434,225
	1.875%, 05/24/30	EUR	740	831,631
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	600	716,398
Free & Hanseatic City of Hamburg
	2.375%, 09/25/29	EUR	800	922,606
	0.010%, 06/03/30	EUR	74	77,106
Investitionsbank Berlin
	2.500%, 05/20/30	EUR	1,200	1,380,815
Kreditanstalt fuer Wiederaufbau
	2.375%, 10/04/29	EUR	700	810,023
	0.375%, 04/23/30	EUR	1,124	1,198,550
	3.125%, 06/07/30	EUR	900	1,067,038
Δ	0.000%, 09/17/30	EUR	1,660	1,721,792
Δ	0.000%, 01/10/31	EUR	3,400	3,489,776
Land Baden-Wuerttemberg
	2.625%, 03/12/30	EUR	400	464,533
Land Berlin
	0.100%, 01/18/30	EUR	300	317,428
	2.375%, 06/04/30	EUR	1,896	2,177,114
Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.000%, 03/06/28	CAD	200	146,967
Landwirtschaftliche Rentenbank
Δ	0.000%, 11/27/29	EUR	262	277,977
	0.050%, 12/18/29	EUR	440	466,720
	0.050%, 01/31/31	EUR	1,500	1,536,641
LFA Foerderbank Bayern
	2.875%, 04/01/30	EUR	100	116,949
NRW Bank
	0.125%, 02/04/30	EUR	1,800	1,904,427
Siemens Financieringsmaatschappij NV
	2.625%, 05/27/29	EUR	1,700	1,973,039
	1.000%, 02/25/30	EUR	200	217,962
	2.750%, 09/09/30	EUR	700	810,736
State of Hesse
	0.010%, 03/11/30	EUR	376	394,630
Δ	0.000%, 11/08/30	EUR	300	308,223
State of Lower Saxony
	2.500%, 01/09/30	EUR	1,478	1,707,945
	0.125%, 01/10/30	EUR	382	404,867
	2.750%, 03/25/30	EUR	3,858	4,498,824
	0.010%, 01/10/31	EUR	450	460,456
State of North Rhine-Westphalia
	2.650%, 01/15/30	EUR	3,400	3,948,814

95

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	0.200%, 04/09/30	EUR	52	$54,914
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,110,020
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	1,808	2,084,628
TOTAL GERMANY				42,390,355
NETHERLANDS — (9.8%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.441%, 07/07/28		400	400,848
	2.750%, 06/04/29	EUR	2,300	2,672,269
	3.125%, 01/21/30	EUR	1,600	1,876,876
BNG Bank NV
	0.100%, 01/15/30	EUR	2,100	2,224,928
	3.000%, 04/23/30	EUR	125	147,094
	2.500%, 05/21/30	EUR	5,567	6,423,735
Δ	0.000%, 01/20/31	EUR	200	204,038
Cooperatieve Rabobank UA
(r)	3M Swap + 0.730%, FRN, 5.098%, 01/27/27	AUD	5,500	3,968,437
(r)	3M Swap + 0.870%, FRN, 4.862%, 02/26/27	AUD	1,200	866,834
(r)	3M Swap + 1.180%, FRN, 5.511%, 01/19/28	AUD	4,000	2,910,615
(r)	3M Swap + 0.750%, FRN, 4.742%, 05/26/28	AUD	500	361,264
(r)	SOFR + 0.590%, FRN, 4.240%, 10/17/28		740	740,370
(r)	3M Swap + 1.150%, FRN, 5.144%, 11/21/28	AUD	1,250	911,097
(r)	3M Swap + 1.030%, FRN, 5.022%, 02/26/29	AUD	500	363,452
Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	2,550	2,977,627
	2.500%, 05/22/30	EUR	5,845	6,735,610
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	1,600	1,674,845
TOTAL NETHERLANDS				35,459,939
			Face Amount^	Value†
			(000)
NEW ZEALAND — (5.2%)
ANZ Bank New Zealand Ltd.
	4.630%, 02/20/30	NZD	500	$296,377
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	1,300	708,381
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	1,500	864,238
	4.500%, 05/15/30	NZD	15,400	9,242,112
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	1,000	572,158
	1.500%, 04/20/29	NZD	3,050	1,674,543
	2.875%, 04/01/30	EUR	2,700	3,147,884
	4.500%, 05/15/30	NZD	3,800	2,260,917
TOTAL NEW ZEALAND				18,766,610
NORWAY — (1.7%)
Kommunalbanken AS
(r)Ω	SOFR + 0.410%, FRN, 4.060%, 04/09/29		6,000	6,023,563
	0.050%, 10/24/29	EUR	150	159,103
TOTAL NORWAY				6,182,666
SINGAPORE — (2.3%)
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.762%, 02/26/27	AUD	500	360,900
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.046%, 08/20/27		780	779,064
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 5.040%, 04/16/27	AUD	500	360,983
(r)	3M Swap + 0.650%, FRN, 4.636%, 02/28/28	AUD	1,000	721,527
(r)Ω	SOFR + 0.580%, FRN, 4.238%, 04/02/28		4,000	4,010,645
(r)	SOFR + 0.580%, FRN, 4.238%, 04/02/28		2,000	2,005,322
TOTAL SINGAPORE				8,238,441

96

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.6%)
Asian Development Bank
(r)	SOFR + 0.300%, FRN, 3.952%, 06/20/28		3,986	$3,989,665
	0.025%, 01/31/30	EUR	100	105,633
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.285%, 08/16/27		1,558	1,565,033
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	300	316,985
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	400	417,205
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 3.994%, 02/20/28		4,240	4,243,251
(r)	SOFR + 0.420%, FRN, 4.070%, 07/22/30		1,400	1,401,697
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	60,163
	2.625%, 05/07/30	EUR	8,900	10,326,457
European Investment Bank
(r)	SOFR + 1.000%, FRN, 4.661%, 05/21/28		6,900	6,996,186
(r)Ω	SOFR + 1.000%, FRN, 4.661%, 05/21/28		500	506,970
	0.050%, 01/16/30	EUR	500	530,379
	4.000%, 04/15/30	EUR	1,500	1,835,965
	2.375%, 05/15/30	EUR	300	346,054
Δ	0.000%, 01/14/31	EUR	400	410,727
European Union
	2.875%, 10/05/29	EUR	1,100	1,291,609
	1.625%, 12/04/29	EUR	8,100	9,112,325
Inter-American Development Bank
	0.875%, 08/27/27	CAD	1,000	717,127
(r)	SOFR + 0.270%, FRN, 3.922%, 03/20/28		1,400	1,400,855
	3.400%, 05/24/28	CAD	700	518,990
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.350%, FRN, 4.001%, 10/05/28		3,720	$3,730,228
(r)	SOFR + 0.370%, FRN, 4.018%, 08/01/29		100	100,375
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.019%, 01/12/27		750	750,925
Δ	0.000%, 02/21/30	EUR	500	526,646
	4.250%, 09/18/30	CAD	600	458,957
International Development Association
	2.500%, 05/28/30	EUR	3,470	4,002,576
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 3.970%, 08/28/28		3,640	3,648,592
(r)	SOFR + 0.360%, FRN, 4.020%, 08/28/29		500	501,338
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				59,812,913
SWEDEN — (2.3%)
Skandinaviska Enskilda Banken AB, SOFR + 0.750%, FRN
(r)Ω	4.408%, 06/02/28		2,900	2,907,012
Svensk Exportkredit AB
	3.375%, 08/30/30	EUR	100	118,537
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.660%, FRN, 4.319%, 05/28/27		400	400,804
(r)Ω	SOFR + 0.740%, FRN, 4.401%, 05/23/28		1,950	1,958,175
	0.050%, 09/06/28	EUR	200	219,192
	2.625%, 09/05/29	EUR	1,129	1,304,542
Swedbank AB
	4.125%, 11/13/28	EUR	100	120,214

97

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
(r)Ω	SOFR + 1.030%, FRN, 4.692%, 11/20/29		1,400	$1,414,869
	TOTAL SWEDEN			8,443,345
UNITED STATES — (8.2%)
	Alphabet, Inc.
	2.500%, 05/06/29	EUR	1,500	1,734,125
	Amazon.com, Inc.
	3.100%, 03/16/30	EUR	1,100	1,286,398
	Apple, Inc.
	1.375%, 05/24/29	EUR	150	168,269
	Bank of America NA, SOFR + 1.020%, FRN
(r)	4.684%, 08/18/26		250	250,383
	Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	1,030	1,143,820
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.129%, 02/26/28		950	951,848
(r)	SOFR + 0.570%, FRN, 4.235%, 08/13/28		2,000	2,005,620
	Colgate-Palmolive Co.
	0.300%, 11/10/29	EUR	300	321,823
	Eli Lilly & Co.
	2.125%, 06/03/30	EUR	1,450	1,638,623
	Johnson & Johnson
	2.700%, 02/26/29	EUR	124	144,689
	Mastercard, Inc.
	1.000%, 02/22/29	EUR	300	332,832
	Merck & Co., Inc., SOFR + 0.460%, FRN
(r)	4.113%, 09/15/27		842	843,950
	National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.232%, 05/20/27		500	500,570
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	200	221,717
	3.500%, 01/17/30	EUR	1,050	1,253,760
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
1.500%, 04/01/30	EUR	400	$444,893
2.625%, 10/28/30	EUR	3,900	4,510,457
3.000%, 01/23/31	EUR	340	398,566
Nestle Holdings, Inc.
2.192%, 01/26/29	CAD	4,400	3,134,273
Procter & Gamble Co.
0.350%, 05/05/30	EUR	2,450	2,591,052
Roche Finance Europe BV
3.227%, 05/03/30	EUR	700	826,628
Sanofi SA
(r) SOFR + 0.540%, FRN, 4.209%, 11/03/28		1,950	1,954,122
2.625%, 06/23/29	EUR	400	463,558
State Street Corp., SOFR + 0.640%, FRN
(r) 4.288%, 10/22/27		560	560,893
Visa, Inc.
2.000%, 06/15/29	EUR	1,100	1,253,492
Walmart, Inc., SOFR + 0.400%, FRN
(r) 4.046%, 04/30/29		700	700,167
TOTAL UNITED STATES			29,636,528
TOTAL BONDS			358,109,787
U.S. TREASURY OBLIGATIONS — (0.7%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.099%, FRN, 3.722%, 01/31/28		2,500	2,500,180
TOTAL INVESTMENT SECURITIES (Cost $358,677,710)			360,609,967

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $358,677,722)			$360,609,979

98

Dimensional VA Global Bond Portfolio
CONTINUED
As of April 30, 2026, Dimensional VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	4,049,217	USD	2,898,511	Citibank, N.A.	05/01/26	$16,724
EUR	21,653,451	USD	25,342,116	NatWest Markets PLC	05/05/26	71,450
USD	6,555,456	EUR	5,493,525	Australia and New Zealand Bank	05/12/26	105,873
USD	2,339,683	NZD	3,953,482	NatWest Markets PLC	05/15/26	3,275
USD	26,021,205	EUR	22,021,104	Royal Bank of Canada	05/18/26	160,393
EUR	1,854,791	USD	2,163,593	HSBC Bank	05/22/26	15,018
Total Appreciation						$372,733
USD	2,777,330	AUD	4,049,217	Citibank, N.A.	05/01/26	$(137,905)
USD	25,263,233	EUR	21,653,451	UBS AG	05/05/26	(150,333)
USD	11,026,605	CAD	15,302,318	Societe Generale	05/06/26	(241,089)
USD	24,160,535	EUR	20,798,345	Societe Generale	05/07/26	(251,718)
USD	10,146,356	CAD	14,114,305	Societe Generale	05/07/26	(246,987)
USD	11,961,655	EUR	10,265,553	Societe Generale	05/08/26	(88,197)
USD	28,591,353	EUR	24,416,300	NatWest Markets PLC	05/11/26	(72,866)
USD	10,486,115	CAD	14,577,123	Societe Generale	05/11/26	(249,833)
USD	13,508,024	AUD	19,200,776	Societe Generale	05/11/26	(313,792)
USD	755,614	EUR	652,401	Citibank, N.A.	05/12/26	(10,327)
USD	1,097,993	NZD	1,885,151	Citibank, N.A.	05/15/26	(16,083)
USD	2,717,852	NZD	4,653,378	Australia and New Zealand Bank	05/18/26	(32,454)
USD	13,277,787	AUD	18,530,384	Citibank, N.A.	05/20/26	(59,337)
USD	24,935,377	EUR	21,674,843	Australia and New Zealand Bank	05/22/26	(523,587)
USD	27,588,355	EUR	23,710,494	Australia and New Zealand Bank	05/26/26	(266,895)
USD	1,507,262	NZD	2,562,630	Royal Bank of Canada	05/28/26	(7,849)
USD	1,183,789	AUD	1,713,615	Australia and New Zealand Bank	05/29/26	(49,379)
USD	2,662,168	NZD	4,531,272	Royal Bank of Canada	05/29/26	(16,960)
USD	2,896,992	AUD	4,049,217	Citibank, N.A.	06/01/26	(16,792)
USD	1,199,533	NZD	2,037,935	Bank of America Corp.	06/02/26	(5,564)
USD	25,377,853	EUR	21,653,451	NatWest Markets PLC	06/04/26	(71,543)
USD	2,119,890	CAD	2,927,558	Citibank, N.A.	06/08/26	(38,776)
USD	2,483,723	NZD	4,256,886	Bank of New York Mellon	06/09/26	(34,073)
USD	8,440,649	CAD	11,655,962	NatWest Markets PLC	06/12/26	(155,437)
USD	1,465,707	NZD	2,506,957	UBS AG	06/12/26	(17,207)
USD	418,442	NZD	720,318	Citibank, N.A.	06/24/26	(7,799)
USD	4,210,073	CAD	5,743,180	Citibank, N.A.	06/26/26	(27,906)
USD	10,018,723	CAD	13,674,164	NatWest Markets PLC	06/29/26	(72,913)
USD	9,546,019	CAD	12,959,857	NatWest Markets PLC	06/30/26	(18,852)
Total (Depreciation)						$(3,202,453)
Total Appreciation (Depreciation)						$(2,829,720)

99

Dimensional VA Global Bond Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $34,336,229 or 9.4% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$29,672,080	—	$29,672,080
Austria	—	1,068,769	—	1,068,769
Belgium	—	11,062,456	—	11,062,456
Canada	—	71,394,732	—	71,394,732
Denmark	—	2,764,998	—	2,764,998
Finland	—	14,173,444	—	14,173,444
France	—	19,042,511	—	19,042,511
Germany	—	42,390,355	—	42,390,355
Netherlands	—	35,459,939	—	35,459,939
New Zealand	—	18,766,610	—	18,766,610
Norway	—	6,182,666	—	6,182,666
Singapore	—	8,238,441	—	8,238,441
Supranational Organization Obligations	—	59,812,913	—	59,812,913
Sweden	—	8,443,345	—	8,443,345
United States	—	29,636,528	—	29,636,528
U.S. Treasury Obligations	—	2,500,180	—	2,500,180
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	—	$360,609,979	—	$360,609,979
Financial Instruments
Assets
Forward Currency Contracts**	—	372,733	—	372,733
Liabilities
Forward Currency Contracts**	—	(3,202,453)	—	(3,202,453)
Total Financial Instruments	—	$(2,829,720)	—	$(2,829,720)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
100

Dimensional VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.3%)
U.S. Treasury Inflation-Indexed Bonds
2.500%, 01/15/29	11,337	$11,797,989
3.875%, 04/15/29	16,377	17,710,808
3.375%, 04/15/32	14,395	15,967,015
2.125%, 02/15/40	11,942	11,756,360
2.125%, 02/15/41	13,130	12,770,448
0.750%, 02/15/42	9,399	7,271,708
0.625%, 02/15/43	7,106	5,253,622
1.375%, 02/15/44	5,047	4,188,547
0.750%, 02/15/45	4,162	2,996,711
1.000%, 02/15/46	5,516	4,099,459
U.S. Treasury Inflation-Indexed Notes
0.875%, 01/15/29	12,163	12,130,662
0.250%, 07/15/29	3,385	3,310,894
0.125%, 01/15/30	18,097	17,428,584
0.125%, 07/15/30	6,881	6,597,988
0.125%, 01/15/31	18,970	17,975,499
0.125%, 07/15/31	22,248	20,952,897
0.125%, 01/15/32	21,806	20,254,350
0.625%, 07/15/32	14,788	14,073,430
1.125%, 01/15/33	8,446	8,203,349
1.375%, 07/15/33	1,614	1,590,333
1.750%, 01/15/34	8,291	8,319,815
1.875%, 07/15/34	3,644	3,688,557
2.125%, 01/15/35	9,835	10,075,908
TOTAL U.S. TREASURY OBLIGATIONS		238,414,933

		Shares
MONEY MARKET FUNDS — (0.7%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	1,776,393	1,776,393
TOTAL INVESTMENTS — (100.0%)
(Cost $242,961,950)			$240,191,326
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$238,414,933	—	$238,414,933
Money Market Funds	$1,776,393	—	—	1,776,393
Total Investments in Securities	$1,776,393	$238,414,933	—	$240,191,326
See accompanying Notes to Financial Statements.
101

Dimensional VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (47.1%)
U.S. Core Equity 2 Portfolio	1,962,639	$92,950,599
U.S. Core Equity 1 Portfolio	628,958	33,429,100
Dimensional VA U.S. Large Value Portfolio	169,490	6,571,105
DFA Real Estate Securities Portfolio	56,996	2,542,592
TOTAL DOMESTIC EQUITIES		135,493,396
INTERNATIONAL EQUITIES — (18.6%)
International Core Equity 2 Portfolio	1,424,469	31,381,054
Emerging Markets Core Equity 2 Portfolio	524,532	17,561,330
Dimensional VA International Value Portfolio	174,992	3,589,076
DFA International Real Estate Securities Portfolio	224,687	858,306
TOTAL INTERNATIONAL EQUITIES		53,389,766
FIXED INCOME (INTERNATIONAL) — (34.3%)
Dimensional VA Global Bond Portfolio	3,606,326	35,378,062
DFA Selectively Hedged Global Fixed Income Portfolio	3,791,464	35,374,359
Dimensional VA Short-Term Fixed Portfolio	1,365,322	13,912,631
DFA Two-Year Global Fixed Income Portfolio	1,418,263	13,898,977
TOTAL FIXED INCOME (INTERNATIONAL)		98,564,029
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $180,460,897)		$287,447,191
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$287,447,191	—	—	$287,447,191
Total Investments in Securities	$287,447,191	—	—	$287,447,191
See accompanying Notes to Financial Statements.
102

Dimensional VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (72.0%)
U.S. Core Equity 1 Portfolio	1,611,346	$85,643,066
U.S. Large Company Portfolio	1,436,951	68,758,105
Dimensional VA U.S. Targeted Value Portfolio	1,525,427	38,608,554
Dimensional VA U.S. Large Value Portfolio	555,236	21,526,497
DFA Real Estate Securities Portfolio	90,556	4,039,712
TOTAL DOMESTIC EQUITIES		218,575,934
INTERNATIONAL EQUITIES — (28.0%)
International Core Equity 2 Portfolio	1,645,332	36,246,670
Emerging Markets Core Equity 2 Portfolio	835,371	27,968,229
Dimensional VA International Small Portfolio	703,539	11,115,906
Dimensional VA International Value Portfolio	407,106	8,349,741
DFA International Real Estate Securities Portfolio	357,909	1,367,212
TOTAL INTERNATIONAL EQUITIES		85,047,758
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $198,385,552)		$303,623,692
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$303,623,692	—	—	$303,623,692
Total Investments in Securities	$303,623,692	—	—	$303,623,692
See accompanying Notes to Financial Statements.
103

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Dimensional VA U.S. Targeted Value Portfolio*	Dimensional VA U.S. Large Value Portfolio*	Dimensional VA International Value Portfolio*	Dimensional VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $25,762,493, $3,846,897, $39,401,426 and $57,449,022 of securities on loan, respectively)	$853,572,409	$832,321,671	$761,958,526	$418,158,796
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $26,335,754, $3,926,344, $36,280,630 and $37,280,242, respectively)	26,335,700	3,926,344	36,280,630	37,275,695
Cash Collateral from Securities on Loan	—	—	—	1,757,096
Segregated Cash for Futures Contracts	—	—	—	72,367
Foreign Currencies at Value	—	—	427,329	1,030,161
Cash	32	—	200,784	2,174,606
Receivables:
Investment Securities Sold	464,868	553,592	2,241,459	591,418
Dividends and Interest	367,777	665,202	5,486,787	2,640,968
Securities Lending Income	3,883	1,013	28,406	60,539
Fund Shares Sold	561,700	2,167	75,533	252,805
Futures Variation Margin	—	—	—	11,478
Unrealized Gain on Foreign Currency Contracts	—	—	7,645	2,839
Prepaid Expenses and Other Assets	68	67	62	35
Total Assets	881,306,437	837,470,056	806,707,161	464,028,803
LIABILITIES:
Payables:
Due to Custodian	—	1	—	—
Upon Return of Securities Loaned	26,337,980	3,926,273	36,287,154	39,043,136
Investment Securities Purchased	3,936,053	653,390	496,087	1,388,358
Fund Shares Redeemed	473,188	521,230	487,168	458,453
Due to Advisor	181,778	126,681	156,808	119,871
Due to Directors'/Trustees'	7,408	7,721	6,553	4,329
Due to CCO	91	90	85	47
Unrealized Loss on Foreign Currency Contracts	—	—	1,596	10,862
Accrued Expenses and Other Liabilities	22,290	16,907	(603)	(10,088)
Total Liabilities	30,958,788	5,252,293	37,434,848	41,014,968
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$850,347,649	$832,217,763	$769,272,313	$423,013,835
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	33,599,000	21,464,103	37,503,463	26,770,327
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAREЖ	$25.31	$38.77	$20.51	$15.80
Investment Securities at Cost	$656,181,888	$493,463,825	$498,452,794	$325,861,295
Foreign Currencies at Cost	$—	$—	$426,932	$1,020,388
NET ASSETS CONSIST OF:
Paid-In Capital	$614,394,303	$461,134,601	$470,535,200	$314,845,937
Total Distributable Earnings (Loss)	235,953,346	371,083,162	298,737,113	108,167,898
NET ASSETS	$850,347,649	$832,217,763	$769,272,313	$423,013,835
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
104

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA Global Bond Portfolio*	Dimensional VIT Inflation-Protected Securities Portfolio
ASSETS:
Investment Securities at Value	$441,649,914	$360,609,967	$240,191,326
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $12, $12 and $0, respectively)	12	12	—
Foreign Currencies at Value	—	286,062	—
Cash	3	3,228,381	—
Receivables:
Dividends and Interest	1,345,591	3,504,997	554,527
Securities Lending Income	155	—	—
Fund Shares Sold	31,224	322,723	439,445
Unrealized Gain on Forward Currency Contracts	—	372,733	—
Prepaid Expenses and Other Assets	36	32	22
Total Assets	443,026,935	368,324,907	241,185,320
LIABILITIES:
Payables:
Upon Return of Securities Loaned	101	3,868	—
Investment Securities Purchased	18,417,092	—	—
Fund Shares Redeemed	6,614,804	424,401	152,919
Due to Advisor	34,777	56,757	17,599
Due to Directors'/Trustees'	6,969	6,390	2,311
Due to CCO	47	41	27
Unrealized Loss on Forward Currency Contracts	—	3,202,453	—
Accrued Expenses and Other Liabilities	18,883	12,794	11,429
Total Liabilities	25,092,673	3,706,704	184,285
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$417,934,262	$364,618,203	$241,001,035
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	41,002,987	37,182,115	25,603,344
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAREЖ	$10.19	$9.81	$9.41
Investment Securities at Cost	$441,589,756	$358,677,710	$242,961,950
Foreign Currencies at Cost	$—	$285,779	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$416,929,229	$393,738,050	$267,439,050
Total Distributable Earnings (Loss)	1,005,033	(29,119,847)	(26,438,015)
NET ASSETS	$417,934,262	$364,618,203	$241,001,035
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
105

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$287,447,191	$303,623,692
Cash	97	459,037
Receivables:
Investment Securities/Affiliated Investment Companies Sold	428,742	—
Dividends and Interest	641	1,020
Fund Shares Sold	172,300	922,648
Prepaid Expenses and Other Assets	22	23
Total Assets	288,048,993	305,006,420
LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	308,694
Fund Shares Redeemed	27,065	8,092
Due to Advisor	17,315	23,935
Due to Directors'/Trustees'	2,554	2,185
Due to CCO	31	32
Line of Credit	285,535	—
Accrued Expenses and Other Liabilities	2,795	3,605
Total Liabilities	335,295	346,543
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$287,713,698	$304,659,877
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	15,004,079	15,157,412
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAREЖ	$19.18	$20.10
Investments in Affiliated Investment Companies at Cost	$180,460,897	$198,385,552
NET ASSETS CONSIST OF:
Paid-In Capital	$181,615,787	$199,385,324
Total Distributable Earnings (Loss)	106,097,911	105,274,553
NET ASSETS	$287,713,698	$304,659,877
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
106

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Dimensional VA U.S. Targeted Value Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,476, $5,372, $1,262,638 and $528,492, respectively)	$7,471,588	$7,543,145	$11,196,659	$4,539,432
Dividend Income from Affiliates	287,108	165,288	615,917	548,696
Income from Securities Lending, Net	19,049	8,413	126,643	254,549
Total Investment Income	7,777,745	7,716,846	11,939,219	5,342,677
Expenses
Investment Management Fees	1,055,274	732,542	910,612	705,141
Accounting Fees	9,854	8,720	9,791	9,605
Custodian Fees	12,440	5,604	23,620	31,027
Transfer Agent Fees
Institutional Class Shares	1,886	1,820	1,670	998
Shareholders' Reports
Institutional Class Shares	10,795	10,485	11,261	11,372
Directors'/Trustees' Fees & Expenses	3,368	3,292	2,992	1,709
CCO Fees	224	221	208	115
Professional Fees	4,601	4,472	4,363	2,600
Other	7,000	6,494	8,125	8,887
Total Expenses	1,105,442	773,650	972,642	771,454
Net Expenses	1,105,442	773,650	972,642	771,454
Net Investment Income (Loss)	6,672,303	6,943,196	10,966,577	4,571,223
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	35,132,010	27,982,502	33,239,769	18,798,862
Affiliated Investment Companies Shares Sold	(3,818)	(2,262)	(6,937)	(799)
Futures	76,808	(196,995)	22,918	100,376
Foreign Currency Transactions	—	—	(71,886)	20,839
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	97,313,983	81,085,782	86,941,924	23,439,901
Affiliated Investment Companies Shares	(54)	—	—	(4,547)
Futures	—	—	—	38,574
Translation of Foreign Currency-Denominated Amounts	—	—	149,513	50,631
Net Realized and Unrealized Gain (Loss)	132,518,929	108,869,027	120,275,301	42,443,837
Net Increase (Decrease) in Net Assets Resulting from Operations	$139,191,232	$115,812,223	$131,241,878	$47,015,060
See accompanying Notes to Financial Statements.
107

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VIT Inflation-Protected Securities Portfolio
Investment Income
Dividend Income from Affiliates	$2,924	$20,985	—
Interest	8,032,579	5,805,668	$3,454,444
Income from Securities Lending, Net	246	2,239	—
Total Investment Income	8,035,749	5,828,892	3,454,444
Expenses
Investment Management Fees	204,522	340,632	106,403
Accounting Fees	9,606	11,935	3,445
Custodian Fees	3,275	8,578	1,376
Transfer Agent Fees
Institutional Class Shares	1,046	920	589
Shareholders' Reports
Institutional Class Shares	10,523	9,359	9,636
Directors'/Trustees' Fees & Expenses	1,822	1,596	1,040
CCO Fees	117	102	67
Professional Fees	2,494	2,207	1,407
Other	3,909	4,720	2,738
Total Expenses	237,314	380,049	126,701
Net Expenses	237,314	380,049	126,701
Net Investment Income (Loss)	7,798,435	5,448,843	3,327,743
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	16,847	(73,640)	(2,314,981)
Affiliated Investment Companies Shares Sold	(89)	(57)	—
Foreign Currency Transactions	—	(517,728)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,754	3,536,405	1,943,939
Translation of Foreign Currency-Denominated Amounts	—	42,842	—
Forward Currency Contracts.	—	(4,853,985)	—
Net Realized and Unrealized Gain (Loss)	73,512	(1,866,163)	(371,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,871,947	$3,582,680	$2,956,701
See accompanying Notes to Financial Statements.
108

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Dimensional VA Global Moderate Allocation Portfolio*	Dimensional VA Equity Allocation Portfolio*
Investment Income
Dividends	$3,081	$4,909
Dividend Income from Affiliates	5,136,803	3,159,263
Total Investment Income	5,139,884	3,164,172
Expenses
Investment Management Fees	313,328	370,933
Accounting Fees	503	414
Custodian Fees	575	52
Transfer Agent Fees
Institutional Class Shares	681	638
Shareholders' Reports
Institutional Class Shares	4,276	4,170
Directors'/Trustees' Fees & Expenses	1,184	1,129
CCO Fees	78	79
Professional Fees	1,134	1,050
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	4,015	—
Other	2,669	2,764
Total Expenses	328,443	381,229
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	210,578	232,661
Net Expenses	117,865	148,568
Net Investment Income (Loss)	5,022,019	3,015,604
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	456,919	4,412,092
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	317,448	(16,084)
Futures	—	(4,613)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	14,386,226	23,989,542
Net Realized and Unrealized Gain (Loss)	15,160,593	28,380,937
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,182,612	$31,396,541

*
Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio's Underlying Funds (Affiliated Investment Companies).
See accompanying Notes to Financial Statements.
109

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional VA U.S. Targeted Value Portfolio		Dimensional VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,672,303	$12,563,703	$6,943,196	$13,472,200
Net Realized Gain (Loss) on:
Investment Securities Sold	35,132,010	59,831,391	27,982,502	41,927,335
Affiliated Investment Companies Shares Sold	(3,818)	—	(2,262)	—
Futures	76,808	46,336	(196,995)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	97,313,983	(31,239,791)	81,085,782	4,499,499
Affiliated Investment Companies Shares	(54)	(414)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	139,191,232	41,201,225	115,812,223	59,899,034
Distributions:
Institutional Class Shares	(72,934,305)	(57,247,247)	(55,503,918)	(81,518,730)
Capital Share Transactions (1):
Shares Issued	72,076,096	115,593,423	67,780,222	111,742,003
Shares Issued in Lieu of Cash Distributions	72,512,697	56,915,980	55,415,966	81,383,857
Shares Redeemed	(86,614,859)	(124,181,062)	(64,968,111)	(130,863,719)
Net Increase (Decrease) from Capital Share Transactions	57,973,934	48,328,341	58,228,077	62,262,141
Total Increase (Decrease) in Net Assets	124,230,861	32,282,319	118,536,382	40,642,445
Net Assets
Beginning of Period	726,116,788	693,834,469	713,681,381	673,038,936
End of Period	$850,347,649	$726,116,788	$832,217,763	$713,681,381
(1) Shares Issued and Redeemed:
Shares Issued	3,024,556	5,176,494	1,865,478	3,282,243
Shares Issued in Lieu of Cash Distributions	3,191,580	2,382,419	1,589,672	2,395,052
Shares Redeemed	(3,642,871)	(5,468,554)	(1,763,271)	(3,896,947)
Net Increase (Decrease) from Shares Issued and Redeemed	2,573,265	2,090,359	1,691,879	1,780,348
See accompanying Notes to Financial Statements.
110

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional VA International Value Portfolio		Dimensional VA International Small Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,966,577	$20,492,259	$4,571,223	$9,741,929
Net Realized Gain (Loss) on:
Investment Securities Sold	33,239,769	23,862,305	18,798,862	15,375,547
Affiliated Investment Companies Shares Sold	(6,937)	—	(799)	—
Futures	22,918	253,438	100,376	51,832
Foreign Currency Transactions	(71,886)	20,620	20,839	39,113
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	86,941,924	112,640,990	23,439,901	56,655,663
Affiliated Investment Companies Shares	—	(121)	(4,547)	(285)
Futures	—	—	38,574	—
Translation of Foreign Currency-Denominated Amounts	149,513	114,313	50,631	51,414
Net Increase (Decrease) in Net Assets Resulting from Operations	131,241,878	157,383,804	47,015,060	81,915,213
Distributions:
Institutional Class Shares	(47,682,291)	(30,474,110)	(26,907,691)	(18,711,735)
Capital Share Transactions (1):
Shares Issued	67,300,878	101,238,305	40,555,782	48,201,862
Shares Issued in Lieu of Cash Distributions	47,601,628	30,413,347	26,639,133	18,501,095
Shares Redeemed	(87,502,361)	(108,116,477)	(43,757,902)	(58,349,910)
Net Increase (Decrease) from Capital Share Transactions	27,400,145	23,535,175	23,437,013	8,353,047
Total Increase (Decrease) in Net Assets	110,959,732	150,444,869	43,544,382	71,556,525
Net Assets
Beginning of Period	658,312,581	507,867,712	379,469,453	307,912,928
End of Period	$769,272,313	$658,312,581	$423,013,835	$379,469,453
(1) Shares Issued and Redeemed:
Shares Issued	3,463,056	6,290,201	2,654,350	3,641,699
Shares Issued in Lieu of Cash Distributions	2,619,792	2,169,283	1,840,991	1,548,209
Shares Redeemed	(4,478,333)	(6,813,549)	(2,830,298)	(4,406,452)
Net Increase (Decrease) from Shares Issued and Redeemed	1,604,515	1,645,935	1,665,043	783,456
See accompanying Notes to Financial Statements.
111

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional VA Short-Term Fixed Portfolio		Dimensional VA Global Bond Portfolio		Dimensional VIT Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,798,435	$17,162,856	$5,448,843	$13,568,218	$3,327,743	$8,360,940
Net Realized Gain (Loss) on:
Investment Securities Sold	16,847	39,988	(73,640)	464,080	(2,314,981)	(1,043,125)
Affiliated Investment Companies Shares Sold	(89)	—	(57)	—	—	—
Foreign Currency Transactions	—	—	(517,728)	—	—	—
Forward Currency Contracts	—	—	—	1,976,886	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,754	(29,444)	3,536,405	(1,045,475)	1,943,939	6,236,683
Translation of Foreign Currency-Denominated Amounts	—	—	42,842	(20,241)	—	—
Forward Currency Contracts	—	—	(4,853,985)	878,095	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	7,871,947	17,173,400	3,582,680	15,821,563	2,956,701	13,554,498
Distributions:
Institutional Class Shares	(16,837,784)	(18,640,254)	(14,577,504)	(16,336,405)	(9,019,198)	(5,838,489)
Capital Share Transactions (1):
Shares Issued	47,478,725	93,490,367	30,767,111	49,032,685	75,356,459	54,249,444
Shares Issued in Lieu of Cash Distributions	16,816,528	18,615,353	14,473,338	16,212,086	9,019,198	5,838,489
Shares Redeemed	(43,761,798)	(91,927,427)	(25,816,742)	(45,306,233)	(66,461,581)	(45,322,706)
Net Increase (Decrease) from Capital Share Transactions	20,533,455	20,178,293	19,423,707	19,938,538	17,914,076	14,765,227
Total Increase (Decrease) in Net Assets	11,567,618	18,711,439	8,428,883	19,423,696	11,851,579	22,481,236
Net Assets
Beginning of Period	406,366,644	387,655,205	356,189,320	336,765,624	229,149,456	206,668,220
End of Period	$417,934,262	$406,366,644	$364,618,203	$356,189,320	$241,001,035	$229,149,456
(1) Shares Issued and Redeemed:
Shares Issued	4,674,393	9,107,691	3,124,168	4,921,905	8,069,546	5,792,700
Shares Issued in Lieu of Cash Distributions	1,673,286	1,854,119	1,490,560	1,669,628	973,996	644,425
Shares Redeemed	(4,293,721)	(8,959,277)	(2,623,859)	(4,574,880)	(7,119,950)	(4,870,803)
Net Increase (Decrease) from Shares Issued and Redeemed	2,053,958	2,002,533	1,990,869	2,016,653	1,923,592	1,566,322
See accompanying Notes to Financial Statements.
112

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional VA Global Moderate Allocation Portfolio		Dimensional VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,022,019	$6,503,042	$3,015,604	$3,664,945
Capital Gain Distributions Received from Affiliated Investment Companies	456,919	595,518	4,412,092	3,333,165
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	317,448	1,692,617	(16,084)	(419,172)
Futures	—	(6,429)	(4,613)	(1,725)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	14,386,226	22,897,103	23,989,542	30,060,494
Net Increase (Decrease) in Net Assets Resulting from Operations	20,182,612	31,681,851	31,396,541	36,637,707
Distributions:
Institutional Class Shares	(9,152,513)	(7,487,439)	(8,256,124)	(5,730,127)
Capital Share Transactions (1):
Shares Issued	15,834,742	39,469,710	31,019,885	54,556,991
Shares Issued in Lieu of Cash Distributions	9,152,513	7,487,439	8,256,125	5,730,127
Shares Redeemed	(16,214,240)	(32,056,501)	(17,430,485)	(19,401,927)
Net Increase (Decrease) from Capital Share Transactions	8,773,015	14,900,648	21,845,525	40,885,191
Total Increase (Decrease) in Net Assets	19,803,114	39,095,060	44,985,942	71,792,771
Net Assets
Beginning of Period	267,910,584	228,815,524	259,673,935	187,881,164
End of Period	$287,713,698	$267,910,584	$304,659,877	$259,673,935
(1) Shares Issued and Redeemed:
Shares Issued	851,942	2,297,099	1,634,521	3,231,321
Shares Issued in Lieu of Cash Distributions	506,503	449,157	448,459	350,038
Shares Redeemed	(878,719)	(1,859,422)	(917,022)	(1,181,637)
Net Increase (Decrease) from Shares Issued and Redeemed	479,726	886,834	1,165,958	2,399,722
See accompanying Notes to Financial Statements.
113

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$23.40	$23.98	$20.25	$22.70	$25.08	$14.54
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.40	0.35	0.34	0.32	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	4.07	1.00	5.29	(0.71)	(0.64)	10.48
Total from Investment Operations	4.27	1.40	5.64	(0.37)	(0.32)	10.82
Less Distributions:
Net Investment Income	(0.43)	(0.34)	(0.35)	(0.30)	(0.34)	(0.28)
Net Realized Gains	(1.93)	(1.64)	(1.56)	(1.78)	(1.72)	—
Total Distributions	(2.36)	(1.98)	(1.91)	(2.08)	(2.06)	(0.28)
Net Asset Value, End of Period	$25.31	$23.40	$23.98	$20.25	$22.70	$25.08
Total Return	19.37%(B)	5.66%	29.19%	(1.95%)	(1.25%)	75.17%
Net Assets, End of Period (thousands)	$850,348	$726,117	$693,834	$518,411	$519,381	$527,102
Ratio of Expenses to Average Net Assets	0.28%(C)	0.29%	0.28%	0.29%	0.30%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.28%(C)	0.29%	0.28%	0.29%	0.30%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.71%(C)	1.80%	1.56%	1.58%	1.42%	1.55%
Portfolio Turnover Rate	19%(B)	30%	21%	18%	19%	23%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
114

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$36.10	$37.41	$29.73	$31.22	$32.69	$22.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.68	0.72	0.70	0.67	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	5.13	2.54	8.12	(1.10)	(1.59)	10.13
Total from Investment Operations	5.46	3.22	8.84	(0.40)	(0.92)	10.66
Less Distributions:
Net Investment Income	(0.68)	(0.75)	(0.72)	(0.71)	(0.55)	(0.54)
Net Realized Gains	(2.11)	(3.78)	(0.44)	(0.38)	—	—
Total Distributions	(2.79)	(4.53)	(1.16)	(1.09)	(0.55)	(0.54)
Net Asset Value, End of Period	$38.77	$36.10	$37.41	$29.73	$31.22	$32.69
Total Return	15.98%(B)	9.38%	30.53%	(1.41%)	(2.85%)	47.86%
Net Assets, End of Period (thousands)	$832,218	$713,681	$673,039	$590,765	$643,293	$648,392
Ratio of Expenses to Average Net Assets	0.20%(C)	0.21%	0.21%	0.21%	0.21%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.20%(C)	0.21%	0.21%	0.21%	0.21%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.80%(C)	2.00%	2.08%	2.25%	2.11%	1.78%
Portfolio Turnover Rate	8%(B)	18%	15%	10%	13%	15%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
115

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA International Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$18.34	$14.83	$12.91	$11.62	$14.07	$9.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.56	0.53	0.56	0.55	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	3.21	3.83	2.17	1.38	(2.45)	4.33
Total from Investment Operations	3.50	4.39	2.70	1.94	(1.90)	4.76
Less Distributions:
Net Investment Income	(0.77)	(0.58)	(0.65)	(0.51)	(0.55)	(0.26)
Net Realized Gains	(0.56)	(0.30)	(0.13)	(0.14)	—	—
Total Distributions	(1.33)	(0.88)	(0.78)	(0.65)	(0.55)	(0.26)
Net Asset Value, End of Period	$20.51	$18.34	$14.83	$12.91	$11.62	$14.07
Total Return	19.98%(B)	31.47%	21.76%	16.99%	(13.92%)	50.31%
Net Assets, End of Period (thousands)	$769,272	$658,313	$507,868	$422,141	$358,395	$407,723
Ratio of Expenses to Average Net Assets	0.27%(C)	0.27%	0.28%	0.27%	0.30%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.27%(C)	0.27%	0.28%	0.27%	0.30%	0.38%
Ratio of Net Investment Income to Average Net Assets	3.01%(C)	3.60%	3.72%	4.23%	4.27%	3.33%
Portfolio Turnover Rate	7%(B)	14%	14%	14%	14%	19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
116

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA International Small Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$15.12	$12.66	$10.58	$10.10	$15.29	$11.22
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.38	0.33	0.31	0.32	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.59	2.85	2.11	0.67	(4.09)	4.28
Total from Investment Operations	1.76	3.23	2.44	0.98	(3.77)	4.54
Less Distributions:
Net Investment Income	(0.49)	(0.43)	(0.36)	(0.30)	(0.38)	(0.25)
Net Realized Gains	(0.59)	(0.34)	—	(0.20)	(1.04)	(0.22)
Total Distributions	(1.08)	(0.77)	(0.36)	(0.50)	(1.42)	(0.47)
Net Asset Value, End of Period	$15.80	$15.12	$12.66	$10.58	$10.10	$15.29
Total Return	12.25%(B)	27.09%	23.56%	9.62%	(26.82%)	41.32%
Net Assets, End of Period (thousands)	$423,014	$379,469	$307,913	$256,171	$236,633	$311,019
Ratio of Expenses to Average Net Assets	0.38%(C)	0.39%	0.39%	0.39%	0.42%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.38%(C)	0.39%	0.39%	0.40%	0.42%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.27%(C)	2.88%	2.75%	2.76%	2.69%	1.84%
Portfolio Turnover Rate	14%(B)	17%	17%	18%	18%	23%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
117

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Short-Term Fixed Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.43	$10.49	$10.33	$9.99	$10.20	$10.26
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.44	0.53	0.34	0.10	(—)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.01	0.02	0.13	(0.31)	—
Total from Investment Operations	0.20	0.45	0.55	0.47	(0.21)	—
Less Distributions:
Net Investment Income	(0.44)	(0.51)	(0.39)	(0.13)	(—)	(0.06)
Total Distributions	(0.44)	(0.51)	(0.39)	(0.13)	—	(0.06)
Net Asset Value, End of Period	$10.19	$10.43	$10.49	$10.33	$9.99	$10.20
Total Return	1.93%(B)	4.46%	5.54%	4.78%	(2.05%)	0.01%
Net Assets, End of Period (thousands)	$417,934	$406,367	$387,655	$353,200	$328,593	$282,429
Ratio of Expenses to Average Net Assets	0.12%(C)	0.12%	0.12%	0.12%	0.13%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%(C)	0.12%	0.12%	0.12%	0.13%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.81%(C)	4.37%	5.16%	3.35%	0.96%	(0.01%)
Portfolio Turnover Rate	36%(B)	79%	33%	61%	74%	109%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
118

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Global Bond Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.12	$10.15	$10.01	$9.72	$10.52	$10.62
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.39	0.46	0.29	0.13	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)	0.07	0.07	0.16	(0.85)	(0.14)
Total from Investment Operations	0.10	0.46	0.53	0.45	(0.72)	(0.10)
Less Distributions:
Net Investment Income	(0.41)	(0.49)	(0.39)	(0.16)	(0.08)	(—)
Total Distributions	(0.41)	(0.49)	(0.39)	(0.16)	(0.08)	—
Net Asset Value, End of Period	$9.81	$10.12	$10.15	$10.01	$9.72	$10.52
Total Return	1.05%(B)	4.75%	5.53%	4.68%	(6.90%)	(0.92%)
Net Assets, End of Period (thousands)	$364,618	$356,189	$336,766	$325,336	$338,083	$391,750
Ratio of Expenses to Average Net Assets	0.21%(C)	0.21%	0.21%	0.22%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%(C)	0.21%	0.21%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.04%(C)	3.99%	4.64%	2.96%	1.25%	0.39%
Portfolio Turnover Rate	12%(B)	41%	60%	62%	118%	133%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
119

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VIT Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.68	$9.35	$8.94	$9.81	$11.81	$11.23
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.36	0.29	0.36	0.80	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)	0.23	0.48	(0.39)	(2.16)	0.28
Total from Investment Operations	0.11	0.59	0.77	(0.03)	(1.36)	0.76
Less Distributions:
Net Investment Income	(0.38)	(0.26)	(0.36)	(0.84)	(0.54)	(0.12)
Net Realized Gains	—	—	—	—	(0.10)	(0.06)
Total Distributions	(0.38)	(0.26)	(0.36)	(0.84)	(0.64)	(0.18)
Net Asset Value, End of Period	$9.41	$9.68	$9.35	$8.94	$9.81	$11.81
Total Return	1.17%(B)	6.54%	8.79%	(0.49%)	(12.22%)	6.89%
Net Assets, End of Period (thousands)	$241,001	$229,149	$206,668	$199,047	$209,274	$220,920
Ratio of Expenses to Average Net Assets	0.11%(C)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.11%(C)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.81%(C)	3.93%	3.11%	3.85%	7.49%	4.16%
Portfolio Turnover Rate	19%(B)	12%	25%	22%	46%	17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
120

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Global Moderate Allocation Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$18.45	$16.78	$14.23	$13.73	$16.30	$13.19
Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.45	0.39	0.22	0.24	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.02	1.77	2.72	0.70	(2.06)	3.27
Total from Investment Operations	1.36	2.22	3.11	0.92	(1.82)	3.43
Less Distributions:
Net Investment Income	(0.46)	(0.45)	(0.40)	(0.21)	(0.23)	(0.15)
Net Realized Gains	(0.17)	(0.10)	(0.16)	(0.21)	(0.52)	(0.17)
Total Distributions	(0.63)	(0.55)	(0.56)	(0.42)	(0.75)	(0.32)
Net Asset Value, End of Period	$19.18	$18.45	$16.78	$14.23	$13.73	$16.30
Total Return	7.57%(B)	13.57%	22.36%	6.76%	(11.67%)	26.33%
Net Assets, End of Period (thousands)	$287,714	$267,911	$228,816	$178,939	$162,053	$182,112
Ratio of Expenses to Average Net Assets *(D)	0.28%(C)	0.28%	0.28%	0.28%	0.28%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.43%(C)	0.43%	0.44%	0.44%	0.45%	0.46%
Ratio of Net Investment Income to Average Net Assets	3.69%(C)	2.67%	2.44%	1.56%	1.61%	1.03%
Portfolio Turnover Rate	4%(B)	10%	8%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%(C)	0.19%	0.20%	0.20%	0.20%	0.21%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
121

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$18.56	$16.21	$12.84	$12.52	$15.68	$10.98
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.29	0.27	0.24	0.27	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	1.91	2.55	3.70	0.67	(2.35)	4.71
Total from Investment Operations	2.12	2.84	3.97	0.91	(2.08)	4.93
Less Distributions:
Net Investment Income	(0.36)	(0.30)	(0.30)	(0.24)	(0.32)	(0.20)
Net Realized Gains	(0.22)	(0.19)	(0.30)	(0.35)	(0.76)	(0.03)
Total Distributions	(0.58)	(0.49)	(0.60)	(0.59)	(1.08)	(0.23)
Net Asset Value, End of Period	$20.10	$18.56	$16.21	$12.84	$12.52	$15.68
Total Return	11.72%(B)	17.91%	31.69%	7.35%	(14.25%)	45.39%
Net Assets, End of Period (thousands)	$304,660	$259,674	$187,881	$114,020	$98,184	$101,923
Ratio of Expenses to Average Net Assets *(D)	0.31%(C)	0.31%	0.31%	0.31%	0.31%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.48%(C)	0.48%	0.48%	0.49%	0.49%	0.52%
Ratio of Net Investment Income to Average Net Assets	2.20%(C)	1.72%	1.81%	1.80%	1.96%	1.56%
Portfolio Turnover Rate	4%(B)	6%	11%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%(C)	0.20%	0.20%	0.20%	0.21%	0.23%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
122

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc.  (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ financial statements are not covered by this report. Copies of the Underlying Funds’ financial statements are available from the EDGAR database on the SEC’s website at http://www.sec.gov.
As of April 30, 2026, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/26
Dimensional VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	3%
	Dimensional VA U.S. Large Value Portfolio (IDG)	1%
	Dimensional VA International Value Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	Dimensional VA Short-Term Fixed Portfolio (IDG)	3%
	Dimensional VA Global Bond Portfolio (IDG)	10%
	DFA International Real Estate Securities Portfolio (IDG)	—

Dimensional VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	Dimensional VA U.S. Large Value Portfolio (IDG)	3%
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Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/26
	Dimensional VA U.S. Targeted Value Portfolio (IDG)	5%
	U.S. Large Company Portfolio (DIG)	—
	Dimensional VA International Value Portfolio (IDG)	1%
	Dimensional VA International Small Portfolio (IDG)	2%
	DFA International Real Estate Securities Portfolio (IDG)	—
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by Dimensional VA U.S. Targeted Value Portfolio and Dimensional VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by Dimensional VA International Value Portfolio and Dimensional VA International Small Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When
124

fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by the Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio and Dimensional VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Dimensional VA Global Moderate Allocation Portfolio and the Dimensional VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and Dimensional VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains
125

or losses are realized upon ultimate receipt or disbursement. The Dimensional VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.
The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Dimensional VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Dimensional VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
5. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of
126

cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
6. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Dimensional VA U.S. Targeted Value Portfolio	0.27%
Dimensional VA U.S. Large Value Portfolio	0.19%
Dimensional VA International Value Portfolio	0.25%
Dimensional VA International Small Portfolio	0.35%
Dimensional VA Short-Term Fixed Portfolio	0.10%
Dimensional VA Global Bond Portfolio	0.19%
Dimensional VIT Inflation-Protected Securities Portfolio	0.09%
Dimensional VA Global Moderate Allocation Portfolio	0.23%
Dimensional VA Equity Allocation Portfolio	0.27%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Dimensional VIT Inflation-Protected Securities Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Dimensional VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Dimensional VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—
Dimensional VA Global Moderate Allocation Portfolio (2)	0.28%	—	$4,015	$210,578
Dimensional VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	232,661

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies)
(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets
(the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series. In addition, under the Fee Waiver
Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
Dimensional VA Global Moderate Allocation Portfolio	$149,716	$334,738	$371,747	$210,578	$1,066,779

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
Dimensional VA U.S. Targeted Value Portfolio	$3,484
Dimensional VA U.S. Large Value Portfolio	3,925
Dimensional VA International Value Portfolio	3,325
Dimensional VA International Small Portfolio	2,430
Dimensional VA Short-Term Fixed Portfolio	4,777
Dimensional VA Global Bond Portfolio	4,485
Dimensional VIT Inflation-Protected Securities Portfolio	1,105
128

Dimensional VA Global Moderate Allocation Portfolio	$1,187
Dimensional VA Equity Allocation Portfolio	974

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions:
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Dimensional VA U.S. Targeted Value Portfolio	—	—	$150,527,739	$154,440,562
Dimensional VA U.S. Large Value Portfolio	—	—	75,415,570	65,483,282
Dimensional VA International Value Portfolio	—	—	53,982,161	64,086,588
Dimensional VA International Small Portfolio	—	—	57,798,958	55,314,845
Dimensional VA Short-Term Fixed Portfolio	$42,850,313	$51,816,409	79,271,714	8,400,000
Dimensional VA Global Bond Portfolio	2,500,676	6,200,106	120,599,494	33,698,022
Dimensional VIT Inflation-Protected Securities Portfolio	55,623,471	45,290,011	—	—
Dimensional VA Global Moderate Allocation Portfolio	—	—	17,219,458	12,233,894
Dimensional VA Equity Allocation Portfolio	—	—	33,020,022	12,224,269

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$11,048,000	$78,941,405	$63,649,833	$(3,818)	$(54)	$26,335,700	2,277,190	$287,108	—
Total	$11,048,000	$78,941,405	$63,649,833	$(3,818)	$(54)	$26,335,700		$287,108	—
129

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$7,420,555	$63,195,248	$66,687,197	$(2,262)	—	$3,926,344	339,502	$165,288	—
Total	$7,420,555	$63,195,248	$66,687,197	$(2,262)	—	$3,926,344		$165,288	—
Dimensional VA International Value Portfolio
The DFA Short Term Investment Fund	$29,724,591	$175,140,988	$168,578,012	$(6,937)	—	$36,280,630	3,137,106	$615,917	—
Total	$29,724,591	$175,140,988	$168,578,012	$(6,937)	—	$36,280,630		$615,917	—
Dimensional VA International Small Portfolio
The DFA Short Term Investment Fund	$19,799,599	$44,034,648	$26,553,206	$(799)	$(4,547)	$37,275,695	3,223,147	$548,696	—
Total	$19,799,599	$44,034,648	$26,553,206	$(799)	$(4,547)	$37,275,695		$548,696	—
Dimensional VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$12	$7,181,635	$7,181,546	$(89)	—	$12	1	$2,924	—
Total	$12	$7,181,635	$7,181,546	$(89)	—	$12		$2,924	—
Dimensional VA Global Bond Portfolio
The DFA Short Term Investment Fund	$1,766,988	$6,328,296	$8,095,215	$(57)	—	$12	1	$20,985	—
Total	$1,766,988	$6,328,296	$8,095,215	$(57)	—	$12		$20,985	—
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	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$87,270,296	$3,232,005	$4,988,301	$252,809	$7,183,790	$92,950,599	1,962,639	$449,406	—
Dimensional VA Global Bond Portfolio	33,598,991	4,502,202	1,702,174	(127,740)	(893,217)	35,378,062	3,606,326	1,370,368	—
DFA Selectively Hedged Global Fixed Income Portfolio	33,598,991	4,310,707	1,602,062	(46,817)	(886,460)	35,374,359	3,791,464	1,378,732	—
U.S. Core Equity 1 Portfolio	31,247,908	535,290	963,134	55,620	2,553,416	33,429,100	628,958	158,553	—
International Core Equity 2 Portfolio	28,021,346	882,688	1,126,467	134,854	3,468,633	31,381,054	1,424,469	401,039	—
Emerging Markets Core Equity 2 Portfolio	14,731,894	549,773	—	—	2,279,663	17,561,330	524,532	188,837	—
Dimensional VA Short-Term Fixed Portfolio	13,437,372	1,343,523	568,741	(13,909)	(285,614)	13,912,631	1,365,322	560,807	—
DFA Two-Year Global Fixed Income Portfolio	13,437,373	1,056,565	543,489	(5,587)	(45,885)	13,898,977	1,418,263	279,275	—
Dimensional VA U.S. Large Value Portfolio	6,198,150	478,624	586,882	31,827	449,386	6,571,105	169,489	116,074	$362,551
Dimensional VA International Value Portfolio	3,124,278	224,011	152,644	36,391	357,040	3,589,076	174,991	129,641	94,368
DFA Real Estate Securities Portfolio	2,252,476	50,922	—	—	239,194	2,542,592	56,996	50,923	—
DFA International Real Estate Securities Portfolio	838,878	53,148	—	—	(33,720)	858,306	224,687	53,148	—
Total	$267,757,953	$17,219,458	$12,233,894	$317,448	$14,386,226	$287,447,191		$5,136,803	$456,919
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	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$74,411,611	$6,424,361	$1,721,755	$(27,028)	$6,555,877	$85,643,066	1,611,346	$388,197	—
U.S. Large Company Portfolio	59,921,729	6,855,382	1,601,102	(36,293)	3,618,389	68,758,105	1,436,951	338,114	—
Dimensional VA U.S. Targeted Value Portfolio	33,230,259	5,646,010	3,273,424	8,034	2,997,675	38,608,554	1,525,427	607,141	$2,746,792
International Core Equity 2 Portfolio	30,178,647	3,818,540	1,767,316	139	4,016,660	36,246,670	1,645,332	439,301	—
Emerging Markets Core Equity 2 Portfolio	21,961,353	3,930,730	1,527,554	(4,690)	3,608,390	27,968,229	835,371	288,733	—
Dimensional VA U.S. Large Value Portfolio	18,385,149	2,973,661	1,344,223	43,638	1,468,272	21,526,497	555,236	348,714	1,089,191
Dimensional VA International Small Portfolio	9,208,220	1,861,009	462,148	(12,303)	521,128	11,115,906	703,538	302,749	366,297
Dimensional VA International Value Portfolio	6,997,892	922,082	459,043	14,989	873,821	8,349,741	407,106	288,235	209,812
DFA Real Estate Securities Portfolio	3,324,043	393,939	55,188	(547)	377,465	4,039,712	90,556	77,596	—
DFA International Real Estate Securities Portfolio	1,235,579	194,307	12,516	(2,023)	(48,135)	1,367,212	357,909	80,483	—
Total	$258,854,482	$33,020,021	$12,224,269	$(16,084)	$23,989,542	$303,623,692		$3,159,263	$4,412,092
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
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The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional VA U.S. Targeted Value Portfolio
2024	$12,931,893	$36,390,146	$49,322,039
2025	14,637,772	42,609,475	57,247,247
Dimensional VA U.S. Large Value Portfolio
2024	14,546,874	8,871,176	23,418,050
2025	14,527,658	66,991,072	81,518,730
Dimensional VA International Value Portfolio
2024	21,981,280	3,599,560	25,580,840
2025	21,324,953	9,149,157	30,474,110
Dimensional VA International Small Portfolio
2024	8,825,196	—	8,825,196
2025	11,975,325	6,736,410	18,711,735
Dimensional VA Short-Term Fixed Portfolio
2024	13,160,194	—	13,160,194
2025	18,640,254	—	18,640,254
Dimensional VA Global Bond Portfolio
2024	12,675,034	—	12,675,034
2025	16,336,405	—	16,336,405
Dimensional VIT Inflation-Protected Securities Portfolio
2024	7,600,106	—	7,600,106
2025	5,838,489	—	5,838,489
Dimensional VA Global Moderate Allocation Portfolio
2024	5,157,893	1,879,712	7,037,605
2025	6,383,046	1,104,393	7,487,439
Dimensional VA Equity Allocation Portfolio
2024	2,727,825	2,697,121	5,424,946
2025	3,706,837	2,023,289	5,730,126

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional VA U.S. Targeted Value Portfolio	$23,669,211	$46,472,418	—	$99,557,414	$169,699,043
Dimensional VA U.S. Large Value Portfolio	11,681,800	41,236,574	—	257,859,560	310,777,934
Dimensional VA International Value Portfolio	25,694,616	18,969,028	—	170,516,407	215,180,051
Dimensional VA International Small Portfolio	13,670,185	12,155,790	—	62,236,015	88,061,990
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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional VA Short-Term Fixed Portfolio	$14,124,581	—	$(4,152,640)	$3,255	$9,975,196
Dimensional VA Global Bond Portfolio	12,680,500	—	(31,491,883)	533,581	(18,277,802)
Dimensional VIT Inflation-Protected Securities Portfolio	7,377,797	—	(21,928,158)	(5,824,314)	(20,374,675)
Dimensional VA Global Moderate Allocation Portfolio	2,080,659	$2,438,867	—	90,549,173	95,068,699
Dimensional VA Equity Allocation Portfolio	1,811,954	3,121,613	—	77,201,243	82,134,810
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
Dimensional VA Short-Term Fixed Portfolio	$4,152,640
Dimensional VA Global Bond Portfolio	31,491,883
Dimensional VIT Inflation-Protected Securities Portfolio	21,928,158
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes :
Dimensional VA Short-Term Fixed Portfolio	$39,983
Dimensional VA Global Bond Portfolio	50,971

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional VA U.S. Targeted Value Portfolio	$683,192,292	$250,460,391	$(53,225,449)	$197,234,942
Dimensional VA U.S. Large Value Portfolio	497,382,244	372,142,628	(33,364,353)	338,778,275
Dimensional VA International Value Portfolio	541,214,689	284,154,694	(21,024,814)	263,129,880
Dimensional VA International Small Portfolio	370,013,848	136,475,622	(44,394,469)	92,081,153
Dimensional VA Short-Term Fixed Portfolio	441,590,695	113,753	(54,374)	59,379
Dimensional VA Global Bond Portfolio	358,542,931	4,549,863	(5,447,996)	(898,133)
Dimensional VIT Inflation-Protected Securities Portfolio	244,071,701	1,480,489	(4,251,113)	(2,770,624)
Dimensional VA Global Moderate Allocation Portfolio	182,511,792	108,203,872	(1,217,577)	106,986,295
Dimensional VA Equity Allocation Portfolio	202,432,907	105,287,945	(49,805)	105,238,140
134

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.
2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. Forward Currency Contracts: The Dimensional VA Global Bond Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
135

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
	Forward Currency Contracts*	Futures**
Dimensional VA International Value Portfolio	$ —	$1,628,849
Dimensional VA International Small Portfolio	—	533,806
Dimensional VA Global Bond Portfolio	314,761,784	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)	Equity Contracts (2)
Dimensional VA International Small Portfolio	$38,574	—	$38,574
Dimensional VA Global Bond Portfolio	372,733	$372,733	—

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (3)
Dimensional VA Global Bond Portfolio	$(3,202,453)	$(3,202,453)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
136

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional VA U.S. Targeted Value Portfolio	$76,808	$76,808
Dimensional VA U.S. Large Value Portfolio	(196,995)	(196,995)
Dimensional VA International Value Portfolio	22,918	22,918
Dimensional VA International Small Portfolio	100,376	100,376
Dimensional VA Equity Allocation Portfolio	(4,613)	(4,613)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (2)	Equity Contracts (3)
Dimensional VA International Small Portfolio	$38,574	—	$38,574
Dimensional VA Global Bond Portfolio	(4,853,985)	$(4,853,985)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
137

The following table presents the Dimensional VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
Dimensional VA Global Bond Portfolio
NatWest Markets PLC	$74,725	$(74,725)	—	—	—
Citibank, N.A.	16,724	(16,724)	—	—	—
Australia and New Zealand Bank	105,873	(105,873)	—	—	—
Societe Generale	—	—	—	—	—
Royal Bank of Canada	160,393	(24,809)	—	—	$135,584
UBS AG	—	—	—	—	—
Bank of New York Mellon	—	—	—	—	—
HSBC Bank	15,018	—	—	—	15,018
Bank of America Corp.	—	—	—	—	—
Total	$372,733	$(222,131)	—	—	$150,602

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Dimensional VA Global Bond Portfolio
NatWest Markets PLC	$391,610	$(74,725)	—	—	$316,885
Citibank, N.A.	314,926	(16,724)	—	—	298,202
Australia and New Zealand Bank	872,315	(105,873)	—	—	766,442
Societe Generale	1,391,616	—	—	—	1,391,616
Royal Bank of Canada	24,809	(24,809)	—	—	—
UBS AG	167,540	—	—	—	167,540
Bank of New York Mellon	34,073	—	—	—	34,073
HSBC Bank	—	—	—	—	—
Bank of America Corp.	5,564	—	—	—	5,564
Total	$3,202,453	$(222,131)	—	—	$2,980,322

(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings
138

under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Portfolios under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
Dimensional VA U.S. Targeted Value Portfolio	4.39%	$742,243	7	$634	$1,958,600	—
Dimensional VA U.S. Large Value Portfolio	4.45%	349,975	4	173	368,500	—
Dimensional VA International Value Portfolio	4.39%	1,184,947	17	2,456	2,851,100	—
Dimensional VA International Small Portfolio	4.41%	3,757,500	11	5,041	11,351,400	—
Dimensional VA Global Moderate Allocation Portfolio	4.44%	443,680	30	1,632	2,235,000	$285,535
Dimensional VA Equity Allocation Portfolio	4.42%	284,741	41	1,426	1,474,500	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
139

For the six months ended April 30, 2026, cross trades by the Portfolios under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional VA U.S. Targeted Value Portfolio	$14,367,841	$34,688,214	$3,007,899
Dimensional VA U.S. Large Value Portfolio	11,219,637	24,842,187	9,143,862
Dimensional VA International Value Portfolio	8,068,527	11,718,209	3,765,206
Dimensional VA International Small Portfolio	8,735,402	18,062,122	7,413,519
J. Securities Lending:
As of April 30, 2026, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral  consisting of short-and/or long term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
Dimensional VA International Value Portfolio	$4,963,918
Dimensional VA International Small Portfolio	22,161,390

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
140

K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker (“CODM”). Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Dimensional VA U.S. Targeted Value Portfolio	6	61%	6%
Dimensional VA U.S. Large Value Portfolio	5	63%	0%
Dimensional VA International Value Portfolio	4	60%	0%
Dimensional VA International Small Portfolio	4	56%	0%
Dimensional VA Short-Term Fixed Portfolio	4	71%	0%
Dimensional VA Global Bond Portfolio	5	80%	10%
Dimensional VIT Inflation-Protected Securities Portfolio	5	79%	0%
Dimensional VA Global Moderate Allocation Portfolio	5	76%	0%
Dimensional VA Equity Allocation Portfolio	4	85%	10%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although
141

management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
142

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
143

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
144

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
145

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
146

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
147

DFA-043026-004S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
OAT	Obligations Assimilables du Tresor
ST	Special Tax

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (7.8%)
	Alphabet, Inc. (GOOG US), Class C	190,633	$72,810,368
	Alphabet, Inc. (GOOGL US), Class A	206,895	79,613,196
#*	Live Nation Entertainment, Inc.	96,671	15,268,218
	Meta Platforms, Inc., Class A	165,018	100,976,164
*	Netflix, Inc.	786,979	73,669,104
TOTAL COMMUNICATION SERVICES			342,337,050
CONSUMER DISCRETIONARY — (8.3%)
*	Amazon.com, Inc.	52,228	13,843,554
	Booking Holdings, Inc.	15,125	2,546,445
*	Burlington Stores, Inc.	23,716	7,589,357
#*	Carvana Co.	27,483	10,877,771
*	Chipotle Mexican Grill, Inc.	481,735	16,374,173
	Darden Restaurants, Inc.	43,874	8,799,370
	eBay, Inc.	76,015	7,866,032
	Expedia Group, Inc.	70,338	17,469,849
	Home Depot, Inc.	314,947	103,554,574
	Las Vegas Sands Corp.	499,728	27,290,146
	Marriott International, Inc., Class A	1	362
	Ross Stores, Inc.	148,747	33,883,079
	Royal Caribbean Cruises Ltd.	22,274	5,874,990
	Starbucks Corp.	37,031	3,900,475
	Tapestry, Inc.	115,110	16,695,554
	TJX Cos., Inc.	351,315	55,068,626
	Tractor Supply Co.	352,182	12,361,588
*	Ulta Beauty, Inc.	18,312	9,842,334
	Williams-Sonoma, Inc.	52,477	9,509,357
TOTAL CONSUMER DISCRETIONARY			363,347,636
CONSUMER STAPLES — (10.7%)
	Altria Group, Inc.	78,039	5,669,533
	Clorox Co.	19,419	1,872,768
	Coca-Cola Co.	943,991	74,348,731
	Colgate-Palmolive Co.	502,469	42,890,754
	Costco Wholesale Corp.	98,743	100,177,736
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Estee Lauder Cos., Inc., Class A	834	$63,976
	Hershey Co.	17,747	3,296,328
#	Kimberly-Clark Corp.	232,343	22,869,522
	PepsiCo, Inc.	424,380	67,259,986
	Procter & Gamble Co.	56,275	8,277,490
	Sysco Corp.	481,230	35,952,693
	Walmart, Inc.	806,659	106,422,522
TOTAL CONSUMER STAPLES			469,102,039
ENERGY — (1.4%)
	Cheniere Energy, Inc.	21,549	5,924,898
	Targa Resources Corp.	201,956	52,524,716
	TechnipFMC PLC	14,696	1,110,577
	Texas Pacific Land Corp.	3,225	1,430,836
TOTAL ENERGY			60,991,027
FINANCIALS — (7.8%)
	Ameriprise Financial, Inc.	27,328	12,975,061
	Aon PLC, Class A	5,502	1,714,698
	Equitable Holdings, Inc.	112,963	4,767,039
	LPL Financial Holdings, Inc.	10,111	3,378,388
	Marsh & McLennan Cos., Inc.	2,050	343,806
	Mastercard, Inc., Class A	266,799	134,178,553
	Moody's Corp.	41,463	19,149,687
	Visa, Inc., Class A	505,426	166,709,712
TOTAL FINANCIALS			343,216,944
HEALTH CARE — (9.2%)
	AbbVie, Inc.	101,815	21,515,546
*	Alnylam Pharmaceuticals, Inc.	26,771	8,285,357
	Amgen, Inc.	239,441	82,906,446
	Cencora, Inc.	153,459	47,266,907
*	Dexcom, Inc.	22,611	1,346,485
	Eli Lilly & Co.	206,755	193,233,223
	Gilead Sciences, Inc.	39,617	5,183,488
*	IDEXX Laboratories, Inc.	31,439	17,630,991

2

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Solventum Corp.	39,626	$2,669,207
*	Waters Corp.	1,959	605,782
	Zoetis, Inc.	203,921	23,444,797
TOTAL HEALTH CARE			404,088,229
INDUSTRIALS — (14.6%)
	3M Co.	282,475	41,388,237
*	ATI, Inc.	16,402	2,549,855
	Automatic Data Processing, Inc.	121,764	25,806,662
*	Boeing Co.	36,506	8,360,969
	Broadridge Financial Solutions, Inc.	12,694	1,954,622
	BWX Technologies, Inc.	3,182	688,553
	Caterpillar, Inc.	133,971	119,248,927
	Cintas Corp.	152,566	26,654,806
	Comfort Systems USA, Inc.	4,410	8,115,503
	EMCOR Group, Inc.	3,425	3,053,970
	Fastenal Co.	395,566	17,772,780
	Ferguson Enterprises, Inc.	2,776	743,163
	FTAI Aviation Ltd.	19,343	4,829,367
	General Electric Co.	200,408	58,104,292
	Honeywell International, Inc.	166,186	35,618,645
	Howmet Aerospace, Inc.	43,499	10,571,997
	Illinois Tool Works, Inc.	165,490	42,698,075
	Lennox International, Inc.	17,633	9,431,715
	Lincoln Electric Holdings, Inc.	3,675	973,875
	Lockheed Martin Corp.	49,909	25,851,365
	Old Dominion Freight Line, Inc.	39,747	8,443,455
	Paychex, Inc.	154,480	14,309,482
	Rockwell Automation, Inc.	22,301	9,119,102
	Rollins, Inc.	75,167	4,189,057
	Trane Technologies PLC	35,798	17,631,947
	Union Pacific Corp.	99,380	26,780,922
	Verisk Analytics, Inc.	98,980	18,260,820
	Vertiv Holdings Co., Class A	110,549	36,314,241
	Waste Management, Inc.	88,415	20,560,908
	WW Grainger, Inc.	33,886	39,353,506
*	XPO, Inc.	5,345	1,176,595
TOTAL INDUSTRIALS			640,557,413
		Shares	Value†
INFORMATION TECHNOLOGY — (36.1%)
*	Adobe, Inc.	77,254	$19,012,209
	Amphenol Corp., Class A	192,257	28,313,688
	Apple, Inc.	1,011,577	274,491,419
	Applied Materials, Inc.	141,315	55,747,354
*	AppLovin Corp., Class A	72,860	32,521,061
*	Autodesk, Inc.	79,880	18,931,560
	Broadcom, Inc.	555,677	231,956,250
*	Fortinet, Inc.	407,602	34,364,925
*	Gartner, Inc.	9,802	1,455,499
	International Business Machines Corp.	106,272	24,546,707
	Jabil, Inc.	93,715	31,627,875
	KLA Corp.	37,884	66,310,260
	Lam Research Corp.	405,720	104,618,959
*	Manhattan Associates, Inc.	515	71,013
	Microsoft Corp.	268,572	109,518,290
	Motorola Solutions, Inc.	97,084	42,622,789
	NetApp, Inc.	136,177	15,084,326
	NVIDIA Corp.	1,644,261	328,145,168
	Oracle Corp.	545,931	88,107,804
	Seagate Technology Holdings PLC	25,870	17,427,067
	Texas Instruments, Inc.	144,117	40,508,406
	Western Digital Corp.	36,309	15,776,987
TOTAL INFORMATION TECHNOLOGY			1,581,159,616
MATERIALS — (0.6%)
	Ecolab, Inc.	13,308	3,468,065
	Sherwin-Williams Co.	64,866	20,861,554
TOTAL MATERIALS			24,329,619
UTILITIES — (1.5%)
	NRG Energy, Inc.	176,527	27,464,071
	Vistra Corp.	238,681	37,673,409
TOTAL UTILITIES			65,137,480
TOTAL COMMON STOCKS			4,294,267,053

3

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
MONEY MARKET FUNDS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	42,607,081	$42,607,080
TOTAL INVESTMENT SECURITIES (Cost $2,674,008,307)			4,336,874,133
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	3,762,094	$43,508,621
TOTAL INVESTMENTS — (100.0%)
(Cost $2,717,518,832)			$4,380,382,754
As of April 30, 2026, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	91	06/18/26	$30,702,083	$32,959,062	$2,256,979
Total Futures Contracts			$30,702,083	$32,959,062	$2,256,979
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$342,337,050	—	—	$342,337,050
Consumer Discretionary	363,347,636	—	—	363,347,636
Consumer Staples	469,102,039	—	—	469,102,039
Energy	60,991,027	—	—	60,991,027
Financials	343,216,944	—	—	343,216,944
Health Care	404,088,229	—	—	404,088,229
Industrials	640,557,413	—	—	640,557,413
Information Technology	1,581,159,616	—	—	1,581,159,616
Materials	24,329,619	—	—	24,329,619
Utilities	65,137,480	—	—	65,137,480
Securities Lending Collateral	—	$43,508,621	—	43,508,621
Money Market Funds	42,607,080	—	—	42,607,080
Total Investments in Securities	$4,336,874,133	$43,508,621	—	$4,380,382,754
Financial Instruments
Assets
Futures Contracts**	2,256,979	—	—	2,256,979
Total Financial Instruments	$2,256,979	—	—	$2,256,979
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
4

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.7%)
*	Anterix, Inc.	1,246	$60,207
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	10,989	581,538
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	58,522	2,891,572
*	Cargurus, Inc.	50,875	1,854,903
	Cinemark Holdings, Inc.	149,564	4,415,129
*	Globalstar, Inc.	20,334	1,673,488
#*	Grindr, Inc.	144,128	1,926,991
	IDT Corp., Class B	30,201	1,514,580
*	IMAX Corp.	72,775	2,766,906
	Iridium Communications, Inc.	134,617	5,259,486
	John Wiley & Sons, Inc. (WLY US), Class A	1,710	69,990
*	Liberty Latin America Ltd. (LILA US), Class A	50,051	406,414
*	Liberty Latin America Ltd. (LILAK US), Class C	162,366	1,349,261
*	Lumen Technologies, Inc.	1,122,804	9,925,587
*	Madison Square Garden Entertainment Corp.	50,351	3,369,489
	New York Times Co., Class A	110,809	8,757,235
	Nexstar Media Group, Inc.	29,275	6,093,299
*	QuinStreet, Inc.	73,220	934,287
	Sinclair, Inc.	57,790	898,635
*	USA TODAY Co., Inc.	187,564	1,356,088
TOTAL COMMUNICATION SERVICES			56,105,085
CONSUMER DISCRETIONARY — (16.2%)
*	Abercrombie & Fitch Co., Class A	50,361	4,298,311
*	Accel Entertainment, Inc.	46,293	578,200
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Acushnet Holdings Corp.	73,215	$7,088,676
*	American Public Education, Inc.	18,322	1,065,424
	Aramark	248,510	11,354,422
	Arhaus, Inc.	68,474	506,708
	Autoliv, Inc.	60,331	6,994,173
#*	AutoNation, Inc.	32,637	6,931,446
#*	Boot Barn Holdings, Inc.	33,478	5,739,803
	Boyd Gaming Corp.	2,041	177,465
*	Bright Horizons Family Solutions, Inc.	52,124	4,227,778
*	Brinker International, Inc.	52,887	8,051,517
	Brunswick Corp.	30,274	2,405,269
	Buckle, Inc.	65,853	3,662,085
#	Build-A-Bear Workshop, Inc.	15,652	578,185
	Carriage Services, Inc.	15,583	765,125
*	Cavco Industries, Inc.	8,573	4,346,511
*	Champion Homes, Inc.	33,803	2,576,803
#	Cheesecake Factory, Inc.	64,811	4,074,668
*	Chewy, Inc., Class A	239,975	6,100,164
#	Choice Hotels International, Inc.	34,922	3,460,072
	Churchill Downs, Inc.	26,553	2,681,587
*	Citi Trends, Inc.	8,724	424,946
*	Cooper-Standard Holdings, Inc.	7,200	216,504
*	Covista, Inc.	34,983	4,030,741
*	Crocs, Inc.	57,014	5,814,288
#*	Dave & Buster's Entertainment, Inc.	37,898	427,110
*	Deckers Outdoor Corp.	11,761	1,201,974
#	Dillard's, Inc., Class A	9,875	5,621,047
*	Dorman Products, Inc.	20,571	2,314,443
*	DraftKings, Inc., Class A	379,310	8,845,509
*	Driven Brands Holdings, Inc.	28,538	387,261
#*	Dutch Bros, Inc., Class A	141,194	8,120,067
*	Envela Corp.	12,751	224,545
*	Figs, Inc., Class A	201,324	3,011,807
*	Five Below, Inc.	27,813	6,554,412

5

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Floor & Decor Holdings, Inc., Class A	44,827	$2,169,627
*	Frontdoor, Inc.	80,044	5,493,420
	Gap, Inc.	283,518	6,971,708
#*	GigaCloud Technology, Inc., Class A	28,347	1,261,158
*	Grand Canyon Education, Inc.	33,140	5,602,980
	H&R Block, Inc.	70,866	2,248,578
	Hasbro, Inc.	151,511	14,520,814
*	Hilton Grand Vacations, Inc.	47,784	2,244,414
	Installed Building Products, Inc.	30,114	8,689,395
	Kontoor Brands, Inc.	72,290	5,303,194
#*	Kura Sushi USA, Inc., Class A	11,571	637,215
*	Laureate Education, Inc.	161,837	4,870,485
*	Legacy Education, Inc.	1,168	12,673
	Levi Strauss & Co., Class A	84,988	1,893,533
*	Lincoln Educational Services Corp.	40,200	1,653,828
	Marine Products Corp.	379	3,002
*	MGM Resorts International	3,707	144,351
	Murphy USA, Inc.	21,037	12,369,756
*	Norwegian Cruise Line Holdings Ltd.	474,199	8,620,938
*	Ollie's Bargain Outlet Holdings, Inc.	59,395	5,138,261
#	OneSpaWorld Holdings Ltd.	131,024	3,231,052
#	Papa John's International, Inc.	6,657	240,917
#	Patrick Industries, Inc.	36,380	3,383,340
	Polaris, Inc.	71,714	4,752,487
	Pool Corp.	36,936	7,879,188
	Red Rock Resorts, Inc., Class A	49,765	2,685,319
*	Revolve Group, Inc.	52,554	1,337,499
#*	RH	22,489	2,967,648
*	Rush Street Interactive, Inc.	116,010	3,259,881
#*	Savers Value Village, Inc.	104,580	883,701
	Service Corp. International	133,155	10,789,550
*	Shake Shack, Inc., Class A	48,889	5,009,167
*	Sonos, Inc.	138,281	2,050,707
	Steven Madden Ltd.	94,479	3,548,631
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Texas Roadhouse, Inc.	62,761	$10,103,893
*	TopBuild Corp.	23,556	10,428,241
*	Udemy, Inc.	175,737	832,993
#*	United Parks & Resorts, Inc.	30,650	1,080,413
*	Universal Technical Institute, Inc.	70,706	2,653,596
*	Urban Outfitters, Inc.	1,571	110,504
#	Vail Resorts, Inc.	43,252	5,500,789
#*	Valvoline, Inc.	155,208	5,157,562
	VF Corp.	287,906	5,450,061
*	Victoria's Secret & Co.	97,477	5,052,233
#	Wendy's Co.	152,380	1,060,565
	Wolverine World Wide, Inc.	106,585	1,814,077
	Wyndham Hotels & Resorts, Inc.	91,259	7,426,657
#*	XPEL, Inc.	30,735	1,463,601
*	YETI Holdings, Inc.	95,416	3,765,115
TOTAL CONSUMER DISCRETIONARY			338,627,763
CONSUMER STAPLES — (4.7%)
#	Albertsons Cos., Inc., Class A	557,668	9,396,706
*	BJ's Wholesale Club Holdings, Inc.	123,648	11,609,311
*	Boston Beer Co., Inc. , Class A	7,976	1,890,631
#	Brown-Forman Corp. (BF/A US), Class A	29,324	770,635
#	Brown-Forman Corp. (BFB US), Class B	134,361	3,462,483
*	Chefs' Warehouse, Inc.	52,905	4,105,428
	Coca-Cola Consolidated, Inc.	40,834	8,373,828
#*	elf Beauty, Inc.	28,630	1,831,461
	Energizer Holdings, Inc.	84,259	1,649,791
*††	Fresh Market, Inc.	15,766	0
*	Freshpet, Inc.	22,796	1,535,995
	Interparfums, Inc.	38,086	3,474,205
#	Lamb Weston Holdings, Inc.	158,281	6,893,138
*	Lifeway Foods, Inc.	12,373	332,091
*	Mama's Creations, Inc.	24,449	346,931
*	Maplebear, Inc.	169,525	7,179,384
	Marzetti Co.	28,705	3,739,687
*	National Beverage Corp.	103,349	3,536,603

6

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Grocers by Vitamin Cottage, Inc.	22,191	$642,651
*	Nature's Sunshine Products, Inc.	2,269	61,626
*	Niagen Bioscience, Inc.	82,217	388,886
	Oil-Dri Corp. of America	11,485	837,831
#	PriceSmart, Inc.	29,844	4,683,121
*	Sprouts Farmers Market, Inc.	103,119	8,440,290
#	Tootsie Roll Industries, Inc.	48,354	2,041,506
	Turning Point Brands, Inc.	24,799	2,000,783
*	Vita Coco Co., Inc.	73,668	4,861,351
#*	Vital Farms, Inc.	20,500	279,825
	WD-40 Co.	17,538	3,682,279
TOTAL CONSUMER STAPLES			98,048,457
ENERGY — (3.8%)
	Antero Midstream Corp.	416,473	9,104,100
	Archrock, Inc.	210,141	8,142,964
	Cactus, Inc., Class A	80,345	4,476,823
#*	Centrus Energy Corp., Class A	16,800	3,544,128
#*	Comstock Resources, Inc.	149,982	2,612,686
	Core Laboratories, Inc.	56,720	830,948
*	CVR Energy, Inc.	118,961	3,942,367
	Delek U.S. Holdings, Inc.	18,460	860,051
	DHT Holdings, Inc.	96,657	1,786,221
	Energy Services of America Corp.	23,892	406,164
	Excelerate Energy, Inc., Class A	19,212	670,499
	Kodiak Gas Services, Inc.	108,888	7,382,606
*	Kosmos Energy Ltd.	518,310	1,596,395
	Magnolia Oil & Gas Corp., Class A	172,644	5,220,755
*	Oceaneering International, Inc.	128,229	4,813,717
	Range Resources Corp.	73,800	3,210,300
*	REX American Resources Corp.	3,266	158,401
		Shares	Value†
ENERGY — (Continued)
	Select Water Solutions, Inc.	23,400	$391,482
	Solaris Energy Infrastructure, Inc.	27,305	2,016,201
*	TETRA Technologies, Inc.	167,984	1,599,208
*	Tidewater, Inc.	57,809	5,164,078
#*	Uranium Energy Corp.	96,775	1,440,980
*	Valaris Ltd.	1,051	107,181
	Weatherford International PLC	83,631	9,228,681
TOTAL ENERGY			78,706,936
FINANCIALS — (10.1%)
	Acadian Asset Management, Inc.	45,397	3,057,488
	AMERISAFE, Inc.	20,853	631,846
#	Artisan Partners Asset Management, Inc., Class A	90,556	3,390,417
#*	Baldwin Insurance Group, Inc.	73,587	1,671,897
*	Bancorp, Inc.	57,108	3,416,772
	BGC Group, Inc., Class A	438,713	4,926,747
	Cass Information Systems, Inc.	796	37,643
*	Coastal Financial Corp.	19,270	1,457,197
	Cohen & Steers, Inc.	65,075	4,574,122
	Crawford & Co. (CRD/A US), Class A	30,333	325,776
	Crawford & Co. (CRD/B US), Class B	30,600	306,918
#*	Credit Acceptance Corp.	12,132	6,125,568
*	Dave, Inc.	14,922	4,058,635
	DigitalBridge Group, Inc.	114,781	1,785,992
*	Donnelley Financial Solutions, Inc.	34,508	1,735,752
*	Enova International, Inc.	21,917	3,712,959
	Erie Indemnity Co., Class A	2,346	513,610
	Esquire Financial Holdings, Inc.	10,992	1,155,479
	Evercore, Inc., Class A	26,536	8,525,751
	EVERTEC, Inc.	72,204	2,132,184

7

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	FactSet Research Systems, Inc.	30,377	$6,913,198
	Federated Hermes, Inc.	85,742	4,980,753
	First Financial Bankshares, Inc.	125,138	4,038,203
	FirstCash Holdings, Inc.	39,915	8,710,251
*	GBank Financial Holdings, Inc.	2,169	63,877
	GCM Grosvenor, Inc., Class A	7,426	81,092
*	Goosehead Insurance, Inc., Class A	13,988	626,522
*	Hagerty, Inc., Class A	22,922	232,887
#	Hamilton Lane, Inc., Class A	52,841	4,860,844
	Houlihan Lokey, Inc.	29,092	4,501,987
*	International Money Express, Inc.	7,441	118,386
	Jack Henry & Associates, Inc.	58,229	8,952,709
	Kinsale Capital Group, Inc.	21,822	7,061,817
	Lazard, Inc.	144,889	7,027,116
*	LendingTree, Inc.	7,928	393,149
	MarketAxess Holdings, Inc.	42,714	6,714,214
	Moelis & Co., Class A	95,092	6,192,391
	Morningstar, Inc.	41,105	6,934,825
*	NCR Atleos Corp.	94,957	4,214,192
*	OppFi, Inc.	33,804	321,476
*	Oscar Health, Inc., Class A	153,979	2,842,452
*	Palomar Holdings, Inc.	33,694	4,056,084
*	Paymentus Holdings, Inc., Class A	8,068	226,307
*	Payoneer Global, Inc.	349,314	1,739,584
*	Paysign, Inc.	39,414	258,556
	Piper Sandler Cos.	69,264	6,039,821
	PJT Partners, Inc., Class A	28,700	4,383,638
	Primerica, Inc.	29,592	8,323,342
*	Remitly Global, Inc.	263,293	5,763,484
	RLI Corp.	106,220	5,499,009
*	Root, Inc., Class A	843	45,927
	SEI Investments Co.	90,091	8,169,452
	ServisFirst Bancshares, Inc.	39,524	3,146,901
#*	Shift4 Payments, Inc., Class A	16,181	716,495
	Silvercrest Asset Management Group, Inc., Class A	11,193	147,188
		Shares	Value†
FINANCIALS — (Continued)
*	StoneX Group, Inc.	29,582	$3,136,579
*	Trupanion, Inc.	17,300	415,027
#*	Upstart Holdings, Inc.	112,500	3,552,750
	Virtu Financial, Inc., Class A	81,837	4,064,025
#	Western Union Co.	413,296	3,756,861
#*	WEX, Inc.	38,805	5,833,556
#	WisdomTree, Inc.	175,238	2,979,046
TOTAL FINANCIALS			211,578,726
HEALTH CARE — (10.5%)
#*	10X Genomics, Inc., Class A	52,381	1,155,001
*	ACADIA Pharmaceuticals, Inc.	171,200	3,843,440
*	ADMA Biologics, Inc.	302,989	3,105,637
*	Akebia Therapeutics, Inc.	29,779	41,095
*	Align Technology, Inc.	17,500	3,080,175
*	Alkermes PLC	167,087	5,632,503
*	Amneal Pharmaceuticals, Inc.	154,266	1,985,403
*	ANI Pharmaceuticals, Inc.	29,204	2,320,258
*	Arrowhead Pharmaceuticals, Inc.	98,294	7,222,643
*	Artivion, Inc.	55,966	2,005,262
*	AtriCure, Inc.	48,109	1,352,344
*	Aveanna Healthcare Holdings, Inc.	23,595	154,311
	Bio-Techne Corp.	85,753	4,743,856
*	Bioventus, Inc., Class A	61,666	608,643
*	BrightSpring Health Services, Inc.	111,474	5,347,408
*	Brookdale Senior Living, Inc.	153,973	2,211,052
	Bruker Corp.	27,372	1,004,826
*	CareDx, Inc.	54,598	1,136,184
*	Catalyst Pharmaceuticals, Inc.	136,280	3,833,556
*	Charles River Laboratories International, Inc.	5,869	979,947
	Chemed Corp.	18,509	7,865,955
*	Collegium Pharmaceutical, Inc.	44,485	1,500,479

8

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Concentra Group Holdings Parent, Inc.	163,566	$3,675,328
*	Corcept Therapeutics, Inc.	61,783	2,874,145
*	CorVel Corp.	65,398	3,757,769
*	CytomX Therapeutics, Inc.	173,701	733,018
*	DaVita, Inc.	32,137	4,985,734
*	Delcath Systems, Inc.	2,307	23,947
*	Doximity, Inc., Class A	79,646	1,946,548
*	Electromed, Inc.	9,743	250,493
	Encompass Health Corp.	92,983	9,298,300
	Ensign Group, Inc.	24,533	4,580,066
*	Exelixis, Inc.	287,499	12,782,206
*	Globus Medical, Inc., Class A	15,970	1,440,175
*	Guardian Pharmacy Services, Inc., Class A	39,381	1,461,035
*	Haemonetics Corp.	60,868	3,657,558
*	Halozyme Therapeutics, Inc.	143,312	9,123,242
#*	Harrow, Inc.	48,136	1,950,952
*	HealthEquity, Inc.	64,040	5,253,201
*	Henry Schein, Inc.	28,650	2,137,004
*	InfuSystem Holdings, Inc.	14,014	141,962
*	Innovage Holding Corp.	17,161	139,862
*	Insulet Corp.	1,738	299,179
	iRadimed Corp.	15,946	1,330,534
#*	Jazz Pharmaceuticals PLC	28,146	5,714,201
*	Kiniksa Pharmaceuticals International PLC	27,126	1,458,836
*	Krystal Biotech, Inc.	20,181	5,292,669
*	Lantheus Holdings, Inc.	67,104	5,678,341
	LeMaitre Vascular, Inc.	14,028	1,539,573
*	Ligand Pharmaceuticals, Inc.	19,367	4,443,758
*	LivaNova PLC	65,921	3,961,852
*	Medpace Holdings, Inc.	24,861	10,408,306
*	Merit Medical Systems, Inc.	52,617	3,587,427
	Mesa Laboratories, Inc.	700	70,000
*	MiMedx Group, Inc.	34,248	115,073
		Shares	Value†
HEALTH CARE — (Continued)
*	Monte Rosa Therapeutics, Inc.	51,951	$994,862
	National Research Corp.	16,406	270,043
*	Option Care Health, Inc.	165,307	3,360,691
	Organon & Co.	32,554	431,341
*	Pacific Biosciences of California, Inc.	175,075	278,369
#*	PACS Group, Inc.	136,352	4,574,610
*	Pennant Group, Inc.	29,603	927,166
	Phibro Animal Health Corp., Class A	26,223	1,394,539
*	Privia Health Group, Inc.	138,465	3,440,855
*	Progyny, Inc.	111,422	2,070,221
*	Protalix BioTherapeutics, Inc.	4,774	10,264
*	Puma Biotechnology, Inc.	105	789
*	RadNet, Inc.	54,362	3,074,171
*	Repligen Corp.	24,789	2,932,787
*	Rigel Pharmaceuticals, Inc.	15,814	457,025
*	Sotera Health Co.	359,909	5,600,184
*	Stoke Therapeutics, Inc.	60,396	1,976,157
*	Supernus Pharmaceuticals, Inc.	63,880	3,066,240
*	Tactile Systems Technology, Inc.	24,080	554,322
#*	TransMedics Group, Inc.	44,334	4,468,424
#	U.S. Physical Therapy, Inc.	13,258	944,235
#*	UFP Technologies, Inc.	9,754	1,869,159
*	Vericel Corp.	36,807	1,278,307
*	Xeris Biopharma Holdings, Inc.	15,041	92,126
TOTAL HEALTH CARE			219,309,159
INDUSTRIALS — (24.6%)
#	A.O. Smith Corp.	89,209	5,516,685
#	AAON, Inc.	52,635	4,911,372
*	AAR Corp.	7,012	773,914
	Acuity, Inc.	17,861	5,175,582
	Advanced Drainage Systems, Inc.	64,806	9,672,296
	AECOM	86,801	7,299,964
	Allient, Inc.	18,018	1,372,611

9

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Allison Transmission Holdings, Inc.	89,446	$12,017,070
	Alta Equipment Group, Inc.	40,974	317,549
	Applied Industrial Technologies, Inc.	35,348	10,807,651
	Argan, Inc.	14,823	9,931,114
	Armstrong World Industries, Inc.	41,056	6,995,532
*	Astronics Corp. (ATRO US)	41,116	2,935,682
	Atmus Filtration Technologies, Inc.	98,484	6,243,886
	AZZ, Inc.	26,968	3,857,503
	Barrett Business Services, Inc.	32,933	1,038,377
*	Blue Bird Corp.	41,586	2,666,078
	Booz Allen Hamilton Holding Corp.	130,628	10,158,940
	Brady Corp., Class A	45,372	3,712,337
	Brink's Co.	49,730	5,308,678
*	Byrna Technologies, Inc.	18,747	109,670
*	CACI International, Inc., Class A	6,110	3,174,389
#	Cadre Holdings, Inc.	50,642	1,501,535
*	Casella Waste Systems, Inc., Class A	61,180	4,848,515
*	CECO Environmental Corp.	44,602	3,306,792
*	Centuri Holdings, Inc.	51,174	1,924,142
*	Clean Harbors, Inc.	7,763	2,427,335
*	Construction Partners, Inc., Class A	44,329	5,481,724
*	Core & Main, Inc., Class A	159,674	8,042,779
	CRA International, Inc.	8,434	1,328,102
	Crane Co.	2,912	517,550
	CSW Industrials, Inc.	12,394	3,609,133
	Donaldson Co., Inc.	109,212	9,629,222
	Douglas Dynamics, Inc.	24,838	1,145,777
*	DXP Enterprises, Inc.	20,103	3,432,587
*	Dycom Industries, Inc.	20,250	8,385,525
*	Energy Recovery, Inc.	60,035	664,587
	Enerpac Tool Group Corp.	67,827	2,380,728
	EnerSys	13,317	2,839,983
	Enpro, Inc.	19,006	5,541,199
*	Enviri Corp.	92,894	1,829,083
#	Esab Corp.	34,376	3,378,130
	ESCO Technologies, Inc.	16,334	5,291,399
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	388	$27,505
*	Everus Construction Group, Inc.	58,675	8,650,455
*	ExlService Holdings, Inc.	181,002	5,770,344
	Exponent, Inc.	60,336	4,035,875
	Federal Signal Corp.	63,224	7,784,771
#	Flowserve Corp.	76,269	5,616,449
	Franklin Electric Co., Inc.	44,359	4,444,328
*	FTI Consulting, Inc.	31,531	5,653,508
*	Generac Holdings, Inc.	29,775	7,718,573
	Genpact Ltd.	122,614	4,260,837
	Global Industrial Co.	44,343	1,468,197
	Gorman-Rupp Co.	33,509	2,537,972
*	Graham Corp.	6,898	656,690
	Granite Construction, Inc.	42,713	5,854,671
	Griffon Corp.	56,645	5,164,325
*	Healthcare Services Group, Inc.	17,672	378,358
	Hexcel Corp.	75,175	7,056,677
	HNI Corp.	36,977	1,351,140
*	Huron Consulting Group, Inc.	21,887	2,859,865
*	IBEX Holdings Ltd.	17,308	480,297
*	IES Holdings, Inc.	20,200	13,010,416
#*	Innodata, Inc.	41,430	1,749,589
*	Innovative Solutions & Support, Inc.	23,085	507,870
#	Insperity, Inc.	27,355	973,017
	Interface, Inc.	64,858	1,808,241
	ITT, Inc.	4,232	907,087
	Kadant, Inc.	12,261	3,594,067
	Karat Packaging, Inc.	20,968	601,572
	KBR, Inc.	109,331	4,098,819
	Kforce, Inc.	22,570	1,020,390
	Landstar System, Inc.	20,534	3,779,693
*	Legalzoom.com, Inc.	206,072	1,329,164
	Leonardo DRS, Inc.	68,612	2,787,706
*	Limbach Holdings, Inc.	14,876	1,484,179
	Lincoln Electric Holdings, Inc.	220	58,300
*	Liquidity Services, Inc.	36,811	1,312,312
*	Loar Holdings, Inc.	15,645	877,997
	LSI Industries, Inc.	24,849	604,079
	McGrath RentCorp	13,866	1,532,886
*	Modine Manufacturing Co.	26,250	6,684,038
	Moog, Inc., Class A	22,860	6,887,947
	MSA Safety, Inc.	33,178	5,520,487
	MSC Industrial Direct Co., Inc., Class A	58,020	5,933,705

10

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Industries, Inc.	58,762	$7,958,138
	Mueller Water Products, Inc., Class A	162,321	4,527,133
*	MYR Group, Inc.	18,774	7,599,903
*	NPK International, Inc.	101,438	1,658,511
	Omega Flex, Inc.	5,656	178,277
*	Optex Systems Holdings, Inc.	920	9,881
*	Orion Group Holdings, Inc.	16,669	227,032
	Park Aerospace Corp.	20,963	709,807
*	Parsons Corp.	59,873	3,018,198
	Paycom Software, Inc.	33,387	4,232,136
*	Paylocity Holding Corp.	66,824	7,049,264
*	Perma-Pipe International Holdings, Inc.	3,666	119,988
	Powell Industries, Inc.	41,820	11,595,431
#*	Power Solutions International, Inc.	11,313	828,904
	Preformed Line Products Co.	2,827	939,271
	Primoris Services Corp.	46,204	8,369,855
	Quad/Graphics, Inc.	46,838	348,475
*	RCM Technologies, Inc.	9,373	293,281
	Ryder System, Inc.	15,461	3,923,538
*	Saia, Inc.	15,572	6,989,025
	Science Applications International Corp.	42,177	4,081,468
	Simpson Manufacturing Co., Inc.	40,731	7,768,624
*	SiteOne Landscape Supply, Inc.	45,497	5,734,897
*	SPX Technologies, Inc.	19,111	4,183,589
*	StandardAero, Inc.	110,766	2,753,643
#	Standex International Corp.	15,527	4,238,871
*	Sterling Infrastructure, Inc.	29,904	15,419,100
*	Taylor Devices, Inc.	1,384	76,812
*	Team, Inc.	312	5,444
	Tecnoglass, Inc.	31,295	1,348,189
	Terex Corp.	62,251	3,872,012
	Tetra Tech, Inc.	154,844	5,004,558
*	Thermon Group Holdings, Inc.	39,064	2,362,981
	Toro Co.	82,297	7,832,205
*	Trex Co., Inc.	90,261	3,538,231
		Shares	Value†
INDUSTRIALS — (Continued)
	TriNet Group, Inc.	32,677	$1,495,953
	Trinity Industries, Inc.	25,623	835,566
	Valmont Industries, Inc.	18,335	9,314,913
*	Verra Mobility Corp.	204,483	3,032,483
	Watts Water Technologies, Inc., Class A	23,210	6,966,714
*	Willdan Group, Inc.	17,583	1,336,308
#	WillScot Holdings Corp.	190,438	4,311,516
	Worthington Enterprises, Inc.	3,860	209,482
	Zurn Elkay Water Solutions Corp.	116,704	6,063,940
TOTAL INDUSTRIALS			512,700,652
INFORMATION TECHNOLOGY — (13.1%)
	A10 Networks, Inc.	93,268	2,488,390
*	ACI Worldwide, Inc.	97,119	4,197,483
	Adeia, Inc.	140,740	4,482,569
*	ADTRAN Holdings, Inc.	67,576	1,195,419
	Advanced Energy Industries, Inc.	18,599	7,140,342
*	Alarm.com Holdings, Inc.	60,152	2,671,350
	Amkor Technology, Inc.	4,945	344,914
#*	Appfolio, Inc., Class A	24,242	4,050,596
*	AvePoint, Inc.	173,886	1,695,388
*	Axcelis Technologies, Inc.	22,067	3,069,740
	Badger Meter, Inc.	34,049	4,116,865
	Bel Fuse, Inc. (BELFA US), Class A	1,014	246,858
	Bel Fuse, Inc. (BELFB US), Class B	12,561	3,464,826
	Belden, Inc.	41,393	4,655,885
#	Bentley Systems, Inc., Class B	204,934	6,684,947
*	BK Technologies Corp.	4,620	445,183
*	Blackbaud, Inc.	60,609	2,252,837
#*	BlackLine, Inc.	32,125	1,003,906
*	Box, Inc., Class A	63,631	1,539,870
*	Calix, Inc.	62,191	2,709,040
*	Cirrus Logic, Inc.	50,536	8,241,411
	Clear Secure, Inc., Class A	119,865	6,399,592
	Climb Global Solutions, Inc.	23,236	387,576
	Cognex Corp.	165,151	9,167,532

11

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Commvault Systems, Inc.	17,651	$1,745,331
*	Consensus Cloud Solutions, Inc.	2,137	55,306
*	Crexendo, Inc.	21,566	141,042
	CTS Corp.	25,421	1,451,539
*	Daktronics, Inc.	62,424	1,227,256
*	Digi International, Inc.	17,955	1,006,198
*	Docusign, Inc.	76,385	3,512,946
	Dolby Laboratories, Inc., Class A	41,255	2,646,096
*	Dynatrace, Inc.	176,500	6,391,065
*	eGain Corp.	34,426	260,261
*	Enphase Energy, Inc.	85,903	2,831,363
*	FormFactor, Inc.	63,084	8,575,008
*	Frequency Electronics, Inc.	6,474	324,736
*	Freshworks, Inc., Class A	137,152	1,119,160
	Gen Digital, Inc.	240,588	4,640,943
	Hackett Group, Inc.	29,366	379,115
*	Harmonic, Inc.	91,337	1,043,982
*	Ichor Holdings Ltd.	6,200	409,014
#	InterDigital, Inc.	28,297	8,391,758
*	IPG Photonics Corp.	7,300	868,116
#*	Itron, Inc.	41,403	3,469,571
#*	Klaviyo, Inc., Class A	72,615	1,458,835
*	Knowles Corp.	83,599	2,607,453
	Kulicke & Soffa Industries, Inc.	38,448	3,287,304
*	Kyndryl Holdings, Inc.	400	5,528
*	Lantronix, Inc.	16,300	109,373
	Littelfuse, Inc.	15,509	6,268,273
*	Manhattan Associates, Inc.	59,208	8,164,191
*	Mirion Technologies, Inc.	195,871	3,868,452
*	M-Tron Industries, Inc.	1,045	69,785
#	Napco Security Technologies, Inc.	45,835	2,142,786
*	Novanta, Inc.	15,599	2,020,538
	NVE Corp.	6,291	520,832
*	Onto Innovation, Inc.	2,854	842,101
*	Ooma, Inc.	22,990	375,197
*	OSI Systems, Inc.	18,435	5,289,370
*	PDF Solutions, Inc.	42,989	1,842,079
	Pegasystems, Inc.	209,031	7,640,083
*	Penguin Solutions, Inc.	37,886	1,152,113
*	Plexus Corp.	20,716	5,191,015
	Power Integrations, Inc.	64,849	4,715,171
*	Progress Software Corp.	38,229	1,064,678
*	Q2 Holdings, Inc.	59,377	3,013,383
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Qualys, Inc.	44,878	$3,901,245
*	Rambus, Inc.	76,676	8,826,174
*	Red Violet, Inc.	11,544	432,092
*	RF Industries Ltd.	4,860	70,616
*	Sanmina Corp.	42,147	9,180,460
*»	Sapiens International Corp. NV	56,930	2,476,455
*	Silicon Laboratories, Inc.	15,720	3,422,244
*	SkyWater Technology, Inc.	5,866	187,125
*	Sprinklr, Inc., Class A	25,481	125,367
*	Teradata Corp.	121,190	3,193,356
*	TTM Technologies, Inc.	77,296	12,229,773
#*	UiPath, Inc., Class A	355,414	3,660,764
*	Unity Software, Inc.	163,861	4,329,208
	Universal Display Corp.	43,623	3,799,127
*	Veeco Instruments, Inc.	24,400	1,216,340
*	Vertex, Inc., Class A	44,640	552,197
*	Viant Technology, Inc., Class A	1,078	11,707
*	Viavi Solutions, Inc.	127,262	6,668,529
	Vontier Corp.	151,877	5,449,347
*	Yext, Inc.	22,309	86,113
*	Zebra Technologies Corp., Class A	25,922	5,865,112
*	Zeta Global Holdings Corp., Class A	120,080	2,211,874
TOTAL INFORMATION TECHNOLOGY			272,686,090
MATERIALS — (5.7%)
	AptarGroup, Inc.	49,399	6,109,668
	Ardagh Metal Packaging SA	26,332	101,378
*	Axalta Coating Systems Ltd.	206,383	5,869,533
	Balchem Corp.	26,610	4,300,708
	Cabot Corp.	25,967	1,998,420
*	Century Aluminum Co.	118,027	7,015,525
	Chemours Co.	194,906	5,252,717
*	Coeur Mining, Inc. CDE US	280,220	5,035,553
*	Compass Minerals International, Inc.	53,940	1,440,737
	Crown Holdings, Inc.	90,523	8,899,316
	Eagle Materials, Inc.	30,410	6,389,445
	Element Solutions, Inc.	157,568	6,710,821
*	Flotek Industries, Inc.	42,526	718,689
	Hawkins, Inc.	25,525	4,274,161

12

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Hecla Mining Co.	496,326	$8,943,795
*	Ingevity Corp.	46,766	3,563,102
	Kaiser Aluminum Corp.	2,352	400,851
*	Knife River Corp.	54,537	5,047,399
	Louisiana-Pacific Corp.	84,093	6,070,674
	Materion Corp.	26,348	4,843,026
*	McEwen, Inc.	10,640	230,675
	Myers Industries, Inc.	13,629	280,894
	NewMarket Corp.	9,032	6,102,200
*	Perimeter Solutions, Inc.	139,871	4,238,091
	Sensient Technologies Corp.	40,784	4,634,694
*	Smith-Midland Corp.	475	16,046
	Solstice Advanced Materials, Inc.	89,091	7,301,008
	U.S. Lime & Minerals, Inc.	33,560	3,613,405
TOTAL MATERIALS			119,402,531
REAL ESTATE — (0.3%)
*	Compass, Inc., Class A	34,385	260,294
	Newmark Group, Inc., Class A	148,380	2,391,886
	St. Joe Co.	42,848	2,766,695
TOTAL REAL ESTATE			5,418,875
		Shares	Value†
UTILITIES — (0.3%)
*	Hallador Energy Co.	58,891	$914,577
#	Ormat Technologies, Inc.	42,177	4,846,138
TOTAL UTILITIES			5,760,715
TOTAL COMMON STOCKS			1,918,344,989

MONEY MARKET FUNDS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	4,084,742	4,084,742
TOTAL INVESTMENT SECURITIES (Cost $1,423,356,504)			1,922,429,731
SECURITIES LENDING COLLATERAL — (7.8%)
@§	The DFA Short Term Investment Fund	14,084,521	162,887,488
TOTAL INVESTMENTS — (100.0%)
(Cost $1,586,246,716)			$2,085,317,219
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$56,105,085	—	—	$56,105,085
Consumer Discretionary	338,627,763	—	—	338,627,763
Consumer Staples	98,048,457	—	—	98,048,457
Energy	78,706,936	—	—	78,706,936
Financials	211,578,726	—	—	211,578,726
Health Care	219,309,159	—	—	219,309,159
Industrials	512,700,652	—	—	512,700,652
Information Technology	270,209,635	$2,476,455	—	272,686,090
Materials	119,402,531	—	—	119,402,531
Real Estate	5,418,875	—	—	5,418,875
Utilities	5,760,715	—	—	5,760,715

13

U.S. Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$162,887,488	—	$162,887,488
Money Market Funds	$4,084,742	—	—	4,084,742
Total Investments in Securities	$1,919,953,276	$165,363,943	—˂˃	$2,085,317,219

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
14

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.6%)
	ALS Ltd.	61,022	$952,848
	Aristocrat Leisure Ltd.	66,772	2,297,322
	BHP Group Ltd. (BHP AU)	365,660	14,472,583
#	BHP Group Ltd. (BHP LN), Class DI	71,676	2,844,713
#	BHP Group Ltd. (BHP US), Sponsored ADR	50,152	3,977,054
	Brambles Ltd.	371,832	6,086,499
	Capricorn Metals Ltd.	34,652	287,310
	Cochlear Ltd.	6,981	474,996
	Codan Ltd.	9,919	300,585
	Coles Group Ltd.	372,802	5,941,717
	Commonwealth Bank of Australia	36,453	4,591,497
	Computershare Ltd.	115,755	2,543,044
#	Eagers Automotive Ltd.	23,393	408,342
	Evolution Mining Ltd.	380,777	3,366,504
*	Genesis Minerals Ltd.	155,816	671,395
*	Greatland Resources Ltd.	98,068	959,718
	HUB24 Ltd.	7,586	464,198
	Insurance Australia Group Ltd.	211,045	1,147,683
	JB Hi-Fi Ltd.	38,910	2,173,003
	Lottery Corp. Ltd.	619,862	2,481,374
	Medibank Pvt Ltd.	515,463	1,752,745
	Netwealth Group Ltd.	34,977	600,710
	Northern Star Resources Ltd.	153,118	2,347,028
	Pro Medicus Ltd.	14,522	1,425,299
	Qantas Airways Ltd.	112,615	688,572
#	REA Group Ltd.	5,478	678,203
	Regis Resources Ltd.	61,645	316,088
*	Sandfire Resources Ltd.	67,310	813,213
	SGH Ltd.	18,718	530,149
	Technology One Ltd.	81,793	1,685,389
	Telstra Group Ltd. (TLS AU)	470,028	1,805,153
	Wesfarmers Ltd.	137,285	7,292,901
	Westgold Resources Ltd.	111,284	441,930
	WiseTech Global Ltd.	13,638	429,536
	Woolworths Group Ltd.	202,789	5,035,350
		Shares	Value»
AUSTRALIA — (Continued)
#*	Xero Ltd.	20,173	$1,184,724
TOTAL AUSTRALIA			83,469,375
AUSTRIA — (0.2%)
	Erste Group Bank AG	16,288	1,799,759
	OMV AG	16,879	1,191,490
#	Verbund AG	4,604	347,387
TOTAL AUSTRIA			3,338,636
BELGIUM — (0.8%)
#	Anheuser-Busch InBev SA (ABI BB)	5,801	438,333
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	7,314	552,573
*	Argenx SE (ARGX BB)	101	79,207
*	Argenx SE (ARGX US), ADR	1,493	1,167,108
	KBC Group NV	20,928	2,785,473
	UCB SA	23,881	6,502,588
TOTAL BELGIUM			11,525,282
CANADA — (10.7%)
	Agnico Eagle Mines Ltd. (AEM US)	41,028	7,721,880
	Alamos Gold, Inc. (AGI US), Class A	67,719	2,704,697
	Alimentation Couche-Tard, Inc.	63,528	3,758,317
	AtkinsRealis Group, Inc.	30,500	2,104,586
	Barrick Mining Corp. (ABX CN)	5,721	224,780
	Barrick Mining Corp. (B US)	99,132	3,899,853
*	CAE, Inc. (CAE US)	6,879	179,611
	Cameco Corp. (CCJ US)	19,245	2,367,905
	Canadian National Railway Co. (CNI US)	46,554	5,220,100
	Canadian Natural Resources Ltd. (CNQ US)	247,984	11,826,357
	Canadian Pacific Kansas City Ltd. (CP US)	12,306	1,070,130

15

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CCL Industries, Inc., Class B	29,519	$1,864,129
*	Celestica, Inc. (CLS US)	29,137	11,934,224
	CGI, Inc. (GIB US)	18,068	1,182,370
	CGI, Inc. (GIBA CN)	10,312	674,966
	Constellation Software, Inc.	2,145	3,906,573
	Dollarama, Inc.	58,059	7,420,063
	Element Fleet Management Corp.	115,007	2,745,741
#	First Majestic Silver Corp. (AG US)	28,700	565,677
	Franco-Nevada Corp. (FNV CN)	535	123,428
#	Franco-Nevada Corp. (FNV US)	16,917	3,896,662
	George Weston Ltd.	45,246	3,265,333
	GFL Environmental, Inc.	24,420	979,486
	Gildan Activewear, Inc. (GIL US)	35,351	2,191,408
	Hudbay Minerals, Inc. (HBM US)	30,003	693,369
*	IAMGOLD Corp. (IAG US)	131,872	2,224,681
#	Imperial Oil Ltd. (IMO US)	16,000	2,144,320
	Intact Financial Corp.	42,643	8,216,865
#	Keyera Corp.	57,061	2,204,558
#	Kinross Gold Corp. (K CN)	9,500	287,794
	Kinross Gold Corp. (KGC US)	336,552	10,177,332
	Loblaw Cos. Ltd.	93,724	4,320,681
	Lundin Gold, Inc.	24,800	1,666,722
	Lundin Mining Corp.	84,000	2,155,733
	Metro, Inc.	38,440	2,576,901
	National Bank of Canada	264	39,850
	Pan American Silver Corp. (PAAS US)	61,596	3,220,855
#	RB Global, Inc. (RBA CN)	4,210	439,860
	RB Global, Inc. (RBA US)	24,890	2,596,027
	Restaurant Brands International, Inc. (QSR CN)	8,875	716,155
#	Restaurant Brands International, Inc. (QSR US)	35,653	2,876,484
	Royal Bank of Canada (RY CN)	9,740	1,751,816
		Shares	Value»
CANADA — (Continued)
	Royal Bank of Canada (RY US)	51,054	$9,188,188
#	Saputo, Inc.	4,504	136,378
	Stantec, Inc. (STN CN)	9,227	842,715
	Stantec, Inc. (STN US)	2,916	266,231
	TC Energy Corp. (TRP CN)	7,432	498,330
	TC Energy Corp. (TRP US)	45,458	3,042,504
	TFI International, Inc. (TFII US)	3,681	527,046
	Thomson Reuters Corp. (TRI US)	9,924	949,628
	Toromont Industries Ltd.	15,268	2,374,136
	Waste Connections, Inc. (WCN CN)	1,440	237,210
	Waste Connections, Inc. (WCN US)	14,584	2,402,359
	Wheaton Precious Metals Corp. (WPM US)	42,314	5,351,028
	WSP Global, Inc.	15,189	2,527,120
TOTAL CANADA			158,481,152
DENMARK — (1.2%)
#	Coloplast AS, Class B	2,374	146,651
#	Novo Nordisk AS (NOVOB DC), Class B	336,500	14,313,341
	Novo Nordisk AS (NVO US), Sponsored ADR	78,988	3,334,873
	Pandora AS	260	19,786
TOTAL DENMARK			17,814,651
FINLAND — (0.7%)
	Kone OYJ, Class B	50,675	3,225,733
#	Metso OYJ	55,305	955,356
#	Neste OYJ	16,118	556,760
	Sampo OYJ, Class A	332,496	3,455,044
	Wartsila OYJ Abp	48,762	2,047,866
TOTAL FINLAND			10,240,759
FRANCE — (7.7%)
	Air Liquide SA	50,279	10,817,032
	Airbus SE	39,125	8,065,985
	Bureau Veritas SA	114,226	3,500,265
	Eurofins Scientific SE	47,940	3,332,422
#	Getlink SE	19,902	445,804

16

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Hermes International SCA	4,492	$8,593,650
	Ipsen SA	8,044	1,579,855
	Legrand SA	77,219	13,834,820
	L'Oreal SA	24,065	10,364,529
	LVMH Moet Hennessy Louis Vuitton SE	41,162	21,989,118
	Safran SA	57,231	18,377,592
	Schneider Electric SE (SU FP)	15,230	4,846,319
	Thales SA	29,639	8,142,933
TOTAL FRANCE			113,890,324
GERMANY — (8.4%)
	adidas AG	55,887	9,671,667
	Beiersdorf AG	86	7,129
	Continental AG	20,635	1,561,307
	Deutsche Boerse AG	48,827	14,980,012
	Deutsche Post AG	82,803	4,903,114
	Deutsche Telekom AG (DTE GR)	6,560	211,892
	E.ON SE	453,263	10,064,516
	GEA Group AG	24,190	1,654,151
	Hannover Rueck SE	11,398	3,443,939
	Hensoldt AG	9,181	828,437
	HOCHTIEF AG	4,406	2,369,674
	Infineon Technologies AG (IFX GR)	246,029	16,546,740
	Knorr-Bremse AG	20,193	2,355,169
	MTU Aero Engines AG	17,901	6,139,261
	Rheinmetall AG	11,621	18,533,284
	SAP SE (SAP GR)	48,333	8,114,775
*	Siemens Energy AG	97,344	20,629,312
Ω	Siemens Healthineers AG	27,062	1,109,655
	Symrise AG	28,208	2,495,298
#*Ω	Zalando SE	211	5,212
TOTAL GERMANY			125,624,544
HONG KONG — (1.4%)
	AIA Group Ltd.	336,400	3,693,256
*Ω	FIT Hon Teng Ltd.	439,000	433,876
	HKT Trust & HKT Ltd.	1,204,000	1,953,069
	Hong Kong Exchanges & Clearing Ltd.	149,990	7,988,873
	PCCW Ltd.	408,000	315,343
	PRADA SpA	161,600	720,076
	SITC International Holdings Co. Ltd.	441,000	1,846,454
	Techtronic Industries Co. Ltd.	256,500	3,719,172
TOTAL HONG KONG			20,670,119
		Shares	Value»
IRELAND — (0.2%)
	AIB Group PLC	97,586	$1,124,830
	Kerry Group PLC (KYGA ID), Class A	4,789	405,859
	Kingspan Group PLC (KSP ID)	19,254	1,781,450
TOTAL IRELAND			3,312,139
ISRAEL — (1.2%)
#	Aura Investments Ltd.	27,956	199,579
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,046	255,783
	Bezeq The Israeli Telecommunication Corp. Ltd.	570,925	1,553,155
#*	Camtek Ltd.	3,619	691,940
	El Al Israel Airlines	31,672	142,370
	Elbit Systems Ltd. (ESLT US)	952	799,052
	Electra Ltd.	5,380	177,316
*	Enlight Renewable Energy Ltd. (ENLT IT)	1,793	159,568
*	Enlight Renewable Energy Ltd. (ENLT US)	1,253	113,572
*	Fattal Holdings 1998 Ltd.	1,387	346,598
	Formula Systems 1985 Ltd. (FORTY IT)	1,752	245,790
	Harel Insurance Investments & Financial Services Ltd.	1,638	101,428
	Isrotel Ltd.	1,220	63,471
	Matrix IT Ltd. MTRX IT	6,536	200,681
	Meitav Investment House Ltd.	4,014	183,651
	Menora Mivtachim Holdings Ltd.	4,314	704,137
*	Nayax Ltd.	460	32,080
#*	Nice Ltd. (NICE US), Sponsored ADR	1,439	146,807
*	Nova Ltd. (NVMI IT)	1,973	985,191
*	Nova Ltd. (NVMI US)	930	465,400
	Partner Communications Co. Ltd.	26,094	347,201
	Paz Retail & Energy Ltd.	2,076	574,499
	Phoenix Financial Ltd.	19,069	1,147,356
	Shufersal Ltd.	32,340	482,561
	Strauss Group Ltd.	11,820	512,047

17

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Tel Aviv Stock Exchange Ltd.	12,055	$606,583
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	98,607	3,466,173
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	46,832	1,642,398
#*	Tower Semiconductor Ltd. (TSEM US)	2,989	660,718
	YH Dimri Construction & Development Ltd.	1,229	167,523
TOTAL ISRAEL			17,174,628
ITALY — (2.5%)
	Banca Mediolanum SpA	58,468	1,281,524
#	BPER Banca SpA	196,962	2,907,509
	Enel SpA	967,114	11,291,716
#	Ferrari NV (RACE IM)	5,787	2,002,665
	Ferrari NV (RACE US)	8,166	2,836,052
	FinecoBank Banca Fineco SpA	151,578	3,763,018
#	Intesa Sanpaolo SpA	91,841	623,989
	Leonardo SpA	2,973	185,651
#	Moncler SpA	22,600	1,364,399
#Ω	Poste Italiane SpA	74,569	1,979,354
	Prysmian SpA	37,113	5,645,225
	Recordati Industria Chimica e Farmaceutica SpA	11,335	661,824
	Snam SpA	282,104	2,224,508
	UniCredit SpA	12,543	969,353
TOTAL ITALY			37,736,787
JAPAN — (20.8%)
	Advantest Corp.	88,700	16,561,934
	Aeon Co. Ltd.	250,500	2,413,690
	Ajinomoto Co., Inc.	82,600	2,654,797
	Asahi Intecc Co. Ltd.	33,100	696,509
	Asics Corp.	171,200	4,861,671
	Astellas Pharma, Inc.	388,100	5,500,053
	Azbil Corp.	65,282	580,993
	Bandai Namco Holdings, Inc.	150,900	3,463,954
	BayCurrent, Inc.	38,900	1,252,737
	BIPROGY, Inc.	23,500	675,855
	Capcom Co. Ltd.	97,224	2,052,749
	Chugai Pharmaceutical Co. Ltd.	71,900	3,834,381
	CyberAgent, Inc.	146,700	1,174,851
	Daifuku Co. Ltd.	63,253	2,765,526
		Shares	Value»
JAPAN — (Continued)
	Daiichi Sankyo Co. Ltd.	129,300	$2,100,360
	Daikin Industries Ltd.	1,000	141,295
	Daito Trust Construction Co. Ltd.	101,900	2,292,039
	Dentsu Soken, Inc.	12,400	174,395
	Dexerials Corp.	2,100	32,774
	Disco Corp.	10,600	5,043,293
	Ebara Corp.	106,400	3,639,722
	Fast Retailing Co. Ltd.	21,500	10,121,022
	Food & Life Cos. Ltd.	28,500	1,657,874
	Fuji Electric Co. Ltd.	21,300	1,790,154
	Fujikura Ltd.	321,600	12,408,288
	Fujitsu Ltd.	176,000	3,532,557
	Furukawa Electric Co. Ltd.	2,400	651,808
	GMO Payment Gateway, Inc.	6,600	331,500
	Hitachi Ltd. (6501 JP)	343,100	10,910,013
	Horiba Ltd.	4,600	640,490
	Hoya Corp.	36,500	6,816,146
	Ibiden Co. Ltd.	18,200	1,556,648
	IHI Corp.	238,300	4,352,683
	Internet Initiative Japan, Inc.	22,200	390,634
	Japan Airport Terminal Co. Ltd.	20,400	655,578
	Japan Exchange Group, Inc.	221,900	2,643,211
	Kajima Corp.	54,976	2,148,685
	Kakaku.com, Inc.	30,000	501,273
	Kandenko Co. Ltd.	14,200	619,425
	Kao Corp.	64,664	2,409,630
	Kawasaki Heavy Industries Ltd.	171,700	3,529,879
	KDDI Corp.	426,400	6,977,834
	Keyence Corp.	6,800	3,118,928
	Kikkoman Corp.	72,300	656,869
*	Kioxia Holdings Corp.	11,300	2,734,132
	Kobe Bussan Co. Ltd.	33,100	579,459
	Kokusai Electric Corp.	30,500	1,283,602
	Konami Group Corp.	15,700	1,885,149
	Kurita Water Industries Ltd.	26,100	1,410,633
	Lasertec Corp.	20,700	5,721,031
*	M3, Inc.	61,200	589,506
	Marui Group Co. Ltd.	34,800	666,182
	Maruwa Co. Ltd.	800	377,925
	MatsukiyoCocokara & Co.	19,800	288,481
	McDonald's Holdings Co. Japan Ltd.	12,000	622,659
	Meiko Electronics Co. Ltd.	3,000	605,721

18

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mercari, Inc.	31,200	$759,102
	MISUMI Group, Inc.	16,000	368,296
	Mitsubishi Heavy Industries Ltd.	161,300	4,814,140
	Mitsui E&S Co. Ltd.	14,900	537,357
	Mitsui Kinzoku Co. Ltd.	11,800	3,242,150
	MonotaRO Co. Ltd.	67,600	803,810
	Murata Manufacturing Co. Ltd.	94,400	3,130,703
	NEC Corp.	126,300	3,359,581
	Nichias Corp.	14,400	285,713
#	Nippon Sanso Holdings Corp.	40,500	1,427,846
	Nissan Chemical Corp.	30,236	1,307,390
	Niterra Co. Ltd.	20,900	1,129,760
	Nitto Boseki Co. Ltd.	1,100	202,104
	Nitto Denko Corp.	121,900	2,318,569
	NOF Corp.	28,900	590,224
	Nomura Research Institute Ltd.	106,430	2,872,518
#	NS Solutions Corp.	9,800	227,046
	Obayashi Corp.	72,800	1,711,577
	Obic Co. Ltd.	25,000	664,329
	Olympus Corp.	285,557	2,808,600
	Open House Group Co. Ltd.	16,400	965,200
	Oracle Corp. Japan	10,800	600,965
	Organo Corp.	4,300	434,528
	Oriental Land Co. Ltd.	58,600	815,301
	Otsuka Corp.	57,600	1,068,481
	Pan Pacific International Holdings Corp.	464,000	2,624,408
	Penta-Ocean Construction Co. Ltd.	5,100	57,142
	Persol Holdings Co. Ltd.	626,400	932,346
*	Rakuten Bank Ltd.	24,700	998,001
*	Rakuten Group, Inc.	426,200	2,075,090
	Recruit Holdings Co. Ltd.	161,200	7,467,584
	Resonac Holdings Corp.	24,400	2,232,943
	Rorze Corp.	15,500	371,556
	Ryohin Keikaku Co. Ltd.	114,400	2,649,824
	Sankyo Co. Ltd.	38,600	456,639
#	Sanrio Co. Ltd.	253,900	1,479,629
	Sanwa Holdings Corp.	46,600	1,065,864
	SCREEN Holdings Co. Ltd.	51,600	3,421,133
		Shares	Value»
JAPAN — (Continued)
	Secom Co. Ltd.	15,300	$557,069
	Seibu Holdings, Inc.	63,500	1,494,313
	SG Holdings Co. Ltd.	35,801	335,064
*	Sharp Corp.	19,000	68,080
	Shin-Etsu Chemical Co. Ltd.	167,143	7,695,627
	SKY Perfect JSAT Corp.	14,300	312,208
	Skylark Holdings Co. Ltd.	65,500	1,256,718
	Socionext, Inc.	22,045	268,271
	SoftBank Corp.	3,790,100	5,334,447
	SoftBank Group Corp.	207,616	7,091,915
*	Sony Financial Group, Inc. SFGYY US, ADR	5,585	24,574
	Sony Group Corp. (6758 JP)	835,000	16,729,499
	Sony Group Corp. (SONY US), Sponsored ADR	27,926	561,033
	Square Enix Holdings Co. Ltd.	18,300	288,661
	Sugi Holdings Co. Ltd.	26,700	534,401
	Sumitomo Electric Industries Ltd.	51,400	3,383,879
	Sysmex Corp.	2,701	23,851
	Taisei Corp.	17,000	1,843,493
	Takasago Thermal Engineering Co. Ltd.	22,800	657,569
	TDK Corp. (6762 JP)	129,301	2,364,191
	TIS, Inc.	51,600	1,124,623
	Toei Animation Co. Ltd.	9,100	150,559
	Tokio Marine Holdings, Inc. (8766 JP)	257,100	11,774,350
	Tokyo Electron Ltd.	54,000	15,912,862
	Tokyo Ohka Kogyo Co. Ltd.	5,900	346,860
	Tokyo Seimitsu Co. Ltd.	3,000	331,487
	Toyo Suisan Kaisha Ltd.	7,700	528,854
	Toyota Tsusho Corp.	49,400	1,939,236
	Trend Micro, Inc. (4704 JP)	35,200	1,225,240
	Tsuruha Holdings, Inc.	12,560	165,288
	Unicharm Corp.	157,101	917,750
	USS Co. Ltd.	58,600	632,904
	Workman Co. Ltd.	1,600	72,867
	Yamazaki Baking Co. Ltd.	5,200	108,769

19

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yokogawa Electric Corp.	52,800	$1,838,376
	Zensho Holdings Co. Ltd.	24,400	1,344,806
	ZOZO, Inc.	120,000	805,377
TOTAL JAPAN			309,421,707
NETHERLANDS — (4.1%)
	ASML Holding NV (ASML NA)	3,091	4,468,182
	ASML Holding NV (ASML US)	36,888	53,081,463
	BE Semiconductor Industries NV	11,104	3,248,081
#*	Magnum Ice Cream Co. NV MICC US	4,551	67,946
	Wolters Kluwer NV	3,389	264,496
TOTAL NETHERLANDS			61,130,168
NEW ZEALAND — (0.2%)
	a2 Milk Co. Ltd.	10,427	53,582
#	Chorus Ltd. (CNU NZ)	159,898	918,300
	Contact Energy Ltd.	199	1,119
	Fisher & Paykel Healthcare Corp. Ltd.	40,815	879,574
	Mainfreight Ltd.	12,798	446,364
	Spark New Zealand Ltd.	569,913	699,897
TOTAL NEW ZEALAND			2,998,836
NORWAY — (1.0%)
	AF Gruppen ASA	8,206	158,419
	Equinor ASA	74,984	3,051,641
#	Equinor ASA, Sponsored ADR	27,781	1,132,076
#	Frontline PLC	20,043	728,691
#	Gjensidige Forsikring ASA	13,418	376,926
	Hoegh Autoliners ASA	44,538	638,160
	Kitron ASA	19,403	209,433
	Kongsberg Gruppen ASA	37,577	1,256,651
*	Kongsberg Maritime AS	37,577	246,276
	Mowi ASA	44,895	996,096
	Norsk Hydro ASA	12,446	137,795
	Orkla ASA	10,826	133,528
	Protector Forsikring ASA	13,853	700,735
	Storebrand ASA	130,967	2,531,717
	Subsea 7 SA	11,343	408,618
	Telenor ASA	56,369	929,160
		Shares	Value»
NORWAY — (Continued)
	TOMRA Systems ASA	16,984	$173,339
	Var Energi ASA	104,099	528,973
	Veidekke ASA	37,206	749,003
TOTAL NORWAY			15,087,237
PORTUGAL — (0.1%)
	Banco Comercial Portugues SA, Class R	140,797	150,495
	Galp Energia SGPS SA	41,479	970,192
	Jeronimo Martins SGPS SA	23,855	572,819
TOTAL PORTUGAL			1,693,506
SINGAPORE — (1.2%)
	DBS Group Holdings Ltd.	133,663	6,163,290
	Sembcorp Industries Ltd.	213,800	1,122,010
	Singapore Exchange Ltd.	187,400	3,204,304
	Singapore Technologies Engineering Ltd.	398,800	3,379,621
	Singapore Telecommunications Ltd.	549,600	1,990,540
	Yangzijiang Shipbuilding Holdings Ltd.	650,100	2,217,142
TOTAL SINGAPORE			18,076,907
SPAIN — (3.1%)
	Acciona SA	5,281	1,537,207
	ACS Actividades de Construccion y Servicios SA	39,131	5,640,132
Ω	Aena SME SA	123,810	3,381,573
	Amadeus IT Group SA	51,668	2,981,362
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	49,245	1,087,448
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	53,818	1,190,454
	Bankinter SA	87,594	1,457,658
	CaixaBank SA	42,819	545,015
	Endesa SA	80,651	3,617,090
	Ferrovial SE	108,162	7,427,646
	Iberdrola SA IBE SM	228,870	5,365,677

20

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Industria de Diseno Textil SA	110,684	$6,624,507
	Naturgy Energy Group SA	49,011	1,542,111
#	Telefonica SA (TEF SM)	908,162	4,098,097
TOTAL SPAIN			46,495,977
SWEDEN — (2.8%)
#	AddTech AB, Class B	54,363	1,996,535
#	Alfa Laval AB	16,894	1,016,668
	Assa Abloy AB, Class B	4,865	187,243
#	Atlas Copco AB (ATCOA SS), Class A	253,368	4,869,133
	Atlas Copco AB (ATCOB SS), Class B	142,793	2,434,780
#	Avanza Bank Holding AB	30,198	1,091,604
	Axfood AB	25,778	786,520
*Ω	BioArctic AB	10,991	388,429
	Clas Ohlson AB, Class B	7,360	318,502
	Epiroc AB (EPIA SS), Class A	42,925	1,239,219
	Epiroc AB (EPIB SS), Class B	25,518	635,851
#	H & M Hennes & Mauritz AB, Class B	67,675	1,214,610
	Indutrade AB	34,001	734,551
	Lagercrantz Group AB, Class B	43,671	1,154,813
	Lifco AB, Class B	18,429	579,873
	Medicover AB, Class B	18,443	412,564
#Ω	Munters Group AB	19,489	429,651
	Mycronic AB	21,742	686,063
	Nordnet AB publ	33,693	1,110,553
#	Sandvik AB	56,766	2,387,982
	Sectra AB, Class B	30,190	840,046
	Sweco AB, Class B	27,085	372,439
	Tele2 AB, Class B	155,092	3,180,057
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	328,707	3,921,145
	Telia Co. AB	122,883	642,494
	Volvo AB (VOLVA SS), Class A	26,464	922,841
#	Volvo AB (VOLVB SS), Class B	212,273	7,399,144
TOTAL SWEDEN			40,953,310
		Shares	Value»
SWITZERLAND — (7.3%)
	Geberit AG	9,764	$6,598,127
#	Kuehne & Nagel International AG	14,000	3,288,136
	Nestle SA	209,786	21,238,660
	Novartis AG (NOVN SW)	70,597	10,433,507
#	Novartis AG (NVS US), Sponsored ADR	108,509	16,043,056
#	Partners Group Holding AG	5,139	5,587,134
	Roche Holding AG	94,629	38,561,302
	Roche Holding AG (RO SW), Class BR	4,309	1,802,289
#	SGS SA	47,368	5,132,324
TOTAL SWITZERLAND			108,684,535
UNITED KINGDOM — (11.6%)
	Admiral Group PLC	65,962	3,030,720
Ω	Airtel Africa PLC	262,795	1,269,201
	AstraZeneca PLC	94,734	17,750,310
	AstraZeneca PLC (AZN LN)	14,419	2,735,605
Ω	Autotrader Group PLC	131,260	882,976
	Babcock International Group PLC	62,250	937,812
	BAE Systems PLC	24,402	678,706
	Coca-Cola HBC AG, Class DI	50,039	2,918,720
	Compass Group PLC	219,729	6,208,874
#	Diageo PLC (DEO US), Sponsored ADR	105,236	8,487,283
	Diageo PLC (DGE LN)	21,446	433,625
	Endeavour Mining PLC	83,281	4,878,793
	Experian PLC	147,373	5,392,234
	Fresnillo PLC	37,468	1,654,465
	Games Workshop Group PLC	8,606	2,282,540
	GSK PLC (GSK LN)	106,170	2,783,509
#	GSK PLC (GSK US), Sponsored ADR	245,084	12,820,313
	Howden Joinery Group PLC	1,725	18,199
	IMI PLC	35,165	1,339,367
	Imperial Brands PLC	287,207	10,911,750
	InterContinental Hotels Group PLC (IHG US), ADR	1	194
	Intertek Group PLC	37,828	2,436,808
	Legal & General Group PLC	834,209	2,862,777
	Next PLC	33,755	5,957,369

21

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reckitt Benckiser Group PLC	238,300	$15,162,687
	RELX PLC (REL LN)	57,560	2,099,002
#	RELX PLC (RELX US), Sponsored ADR	74,425	2,723,211
	RELX PLC (REN NA)	71,813	2,629,361
	Rolls-Royce Holdings PLC	1,078,734	17,358,509
	Sage Group PLC	199,857	2,383,622
	St. James's Place PLC	177,894	2,937,369
	Sunbelt Rentals Holdings, Inc.	147,864	11,114,047
	Tesco PLC	635,412	4,162,613
#	Unilever PLC UL US, Sponsored ADR	216,851	12,789,872
TOTAL UNITED KINGDOM			172,032,443
UNITED STATES — (0.0%)
*	James Hardie Industries PLC (JHX AU), CDI	11,292	240,915
	Sunococorp LLC	1,005	67,019
TOTAL UNITED STATES			307,934
TOTAL COMMON STOCKS			1,380,160,956
		Shares	Value»
PREFERRED STOCKS — (0.0%)
GERMANY — (0.0%)
#	Sartorius AG, 0.342%	1,244	$317,813
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	0
TOTAL INVESTMENT SECURITIES (Cost $937,552,258)			1,380,478,769

			Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§	The DFA Short Term Investment Fund	9,219,127	106,619,200
TOTAL INVESTMENTS — (100.0%)
(Cost $1,044,172,012)			$1,487,097,969
As of April 30, 2026, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	49	06/18/26	$17,605,479	$17,747,187	$141,708
Total Futures Contracts			$17,605,479	$17,747,187	$141,708

22

International Large Cap Growth Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $9,879,927 or 0.7% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$3,977,054	$79,492,321	—	$83,469,375
Austria	—	3,338,636	—	3,338,636
Belgium	1,719,681	9,805,601	—	11,525,282
Canada	158,481,152	—	—	158,481,152
Denmark	3,334,873	14,479,778	—	17,814,651
Finland	—	10,240,759	—	10,240,759
France	—	113,890,324	—	113,890,324
Germany	—	125,624,544	—	125,624,544
Hong Kong	—	20,670,119	—	20,670,119
Ireland	—	3,312,139	—	3,312,139
Israel	3,827,947	13,346,681	—	17,174,628
Italy	2,836,052	34,900,735	—	37,736,787
Japan	585,607	308,836,100	—	309,421,707
Netherlands	53,149,409	7,980,759	—	61,130,168
New Zealand	—	2,998,836	—	2,998,836
Norway	1,378,352	13,708,885	—	15,087,237
Portugal	—	1,693,506	—	1,693,506
Singapore	—	18,076,907	—	18,076,907
Spain	1,190,454	45,305,523	—	46,495,977
Sweden	—	40,953,310	—	40,953,310
Switzerland	16,043,056	92,641,479	—	108,684,535
United Kingdom	57,640,844	114,391,599	—	172,032,443
United States	67,019	240,915	—	307,934
Preferred Stocks
Germany	—	317,813	—	317,813
Rights/Warrants
Canada	—	—	—	—
Securities Lending Collateral	—	106,619,200	—	106,619,200
Total Investments in Securities	$304,231,500	$1,182,866,469	—	$1,487,097,969
Financial Instruments
Assets
Futures Contracts**	141,708	—	—	141,708
Total Financial Instruments	$141,708	—	—	$141,708
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
23

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.6%)
AUSTRALIA — (5.5%)
*	Appen Ltd.	11,379	$9,418
#	ARB Corp. Ltd.	19,066	257,822
#	AUB Group Ltd.	24,430	454,981
*	Audinate Group Ltd.	449	830
	Aussie Broadband Ltd.	37,107	143,563
#	Australian Clinical Labs Ltd.	36,962	50,700
#	Australian Ethical Investment Ltd.	25,309	74,094
	Australian Finance Group Ltd.	43,070	62,162
#††	AVZ Minerals Ltd.	336,495	35,281
*	Baby Bunting Group Ltd.	17,170	17,901
	Beacon Lighting Group Ltd.	28,954	32,342
*	Bellevue Gold Ltd.	216,525	235,417
*	Black Cat Syndicate Ltd. (BC8 AU)	22,224	18,171
#	Bravura Solutions Ltd.	73,643	113,791
#	Breville Group Ltd.	30,432	665,384
	Capricorn Metals Ltd.	107,779	893,627
*	Catalyst Metals Ltd.	39,768	152,455
#*	Catapult Sports Ltd.	22,005	52,532
*	Chrysos Corp. Ltd.	7,599	41,193
	Clinuvel Pharmaceuticals Ltd.	3,875	25,725
#	Cobram Estate Olives Ltd.	17,184	48,369
	Codan Ltd.	29,274	887,117
#	Cogstate Ltd.	13,121	23,471
	Collins Foods Ltd.	26,555	157,523
#	Data#3 Ltd.	47,477	279,160
*	Deep Yellow Ltd.	124,237	166,428
	Dicker Data Ltd.	19,420	124,872
#	Domino's Pizza Enterprises Ltd.	1,132	13,575
	Downer EDI Ltd.	84,291	452,931
#	Eagers Automotive Ltd.	34,803	607,512
*	Emerald Resources NL	159,779	674,330
	Energy One Ltd.	1,136	11,947
*	Energy Resources of Australia Ltd.	44,404	122
	EVT Ltd.	20,183	176,506
#*	FireFly Metals Ltd.	11,297	16,309
#*	Focus Minerals Ltd.	5,935	10,324
		Shares	Value»
AUSTRALIA — (Continued)
*	Genesis Minerals Ltd.	798	$3,439
	GenusPlus Group Ltd.	11,579	78,301
	GR Engineering Services Ltd.	27,521	89,992
	Hansen Technologies Ltd.	49,856	181,302
*	IGO Ltd.	71,458	393,183
	Imdex Ltd.	91,945	270,463
	IRESS Ltd.	19,414	95,573
#	Jumbo Interactive Ltd.	10,368	55,459
	Kingsgate Consolidated Ltd.	21,589	98,496
#	Kogan.com Ltd.	19,529	52,133
	Lovisa Holdings Ltd.	17,049	295,159
	Lycopodium Ltd.	3,894	35,818
	MA Financial Group Ltd.	22,193	112,581
	Macmahon Holdings Ltd.	159,541	84,061
#*	Macquarie Technology Group Ltd.	2,866	145,266
#	Mader Group Ltd.	5,695	30,844
	McMillan Shakespeare Ltd.	18,902	216,151
#*	Megaport Ltd.	26,173	177,263
	Metcash Ltd.	125,698	247,520
	Monadelphous Group Ltd.	26,446	537,136
#*	Nanosonics Ltd.	27,624	69,247
	Netwealth Group Ltd.	17,320	297,461
#*	Neuren Pharmaceuticals Ltd.	16,162	146,956
	nib holdings Ltd.	132,496	639,873
	Nick Scali Ltd.	27,080	295,155
	NRW Holdings Ltd.	52,054	232,097
#	Objective Corp. Ltd.	6,021	50,156
*	Ora Banda Mining Ltd.	100,480	98,237
*	Paladin Energy Ltd.	20,554	175,233
*	Pantoro Gold Ltd.	48,614	116,232
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Praemium Ltd.	40,719	20,074
#	PWR Holdings Ltd.	21,649	136,174
	Ramelius Resources Ltd.	10,988	27,272
#	Redox Ltd.	13,096	31,067
	Regis Healthcare Ltd.	37,883	180,898
	Regis Resources Ltd.	123,919	635,400
*	Resolute Mining Ltd.	239,103	204,607

24

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Ridley Corp. Ltd.	51,361	$103,458
	Servcorp Ltd.	9,221	43,145
	Service Stream Ltd.	66,453	93,689
*	SiteMinder Ltd.	27,641	61,974
*	Smart Parking Ltd.	19,697	12,272
	SmartGroup Corp. Ltd.	44,344	289,213
	Southern Cross Electrical Engineering Ltd.	30,518	83,542
	SRG Global Ltd.	85,770	179,154
	Super Retail Group Ltd.	29,619	254,680
*	Superloop Ltd.	88,032	214,994
#*	Telix Pharmaceuticals Ltd.	27,127	298,357
#*	Temple & Webster Group Ltd.	28,945	120,449
*	Tuas Ltd.	44,177	190,076
#	Universal Store Holdings Ltd.	2,072	11,054
	Vault Minerals Ltd.	93,273	311,183
	Ventia Services Group Pty. Ltd.	182,575	702,855
Ω	Viva Energy Group Ltd.	158,421	281,665
	Vulcan Steel Ltd.	13,022	48,510
*	Vysarn Ltd.	29,284	15,927
	Wagners Holding Co. Ltd.	4,709	15,540
*	WEB Travel Group Ltd.	2,095	4,050
	Webjet Group Ltd.	61,260	23,356
*	West African Resources Ltd.	216,590	471,606
	Westgold Resources Ltd.	186,083	736,075
#*	Zip Co. Ltd.	298,858	538,867
TOTAL AUSTRALIA			18,649,855
AUSTRIA — (1.6%)
	ANDRITZ AG	18,128	1,540,347
*	AT&S Austria Technologie & Systemtechnik AG	5,802	642,709
Ω	BAWAG Group AG	12,859	2,202,114
	DO & Co. AG	1,869	381,150
*	Eurotelesites AG	8,017	44,178
#	Oesterreichische Post AG	8,207	308,941
	Strabag SE (STR AV), Class BR	2,166	228,587
TOTAL AUSTRIA			5,348,026
		Shares	Value»
BELGIUM — (1.3%)
	Colruyt Group NV	126	$4,857
	Deme Group NV	1,593	363,516
#	D'ieteren Group	3,590	741,842
	EVS Broadcast Equipment SA	2,260	99,667
	Fagron	19,119	539,345
	Ion Beam Applications	743	11,684
	Jensen-Group NV	433	34,944
	Kinepolis Group NV	3,664	131,688
#	Lotus Bakeries NV	120	1,444,609
#	Melexis NV	5,418	455,949
	Solvay SA	20,216	660,128
	Van de Velde NV	1,744	67,068
TOTAL BELGIUM			4,555,297
CANADA — (12.9%)
*	5N Plus, Inc.	15,900	383,585
	A&W Food Services of Canada, Inc.	1,600	43,547
	Aecon Group, Inc.	8,900	327,341
*	Air Canada	20,074	275,614
*	Allied Gold Corp.	41	1,233
	Amerigo Resources Ltd.	25,800	109,023
*	Aritzia, Inc.	17,222	1,817,733
*	Avino Silver & Gold Mines Ltd. (ASM US)	7,630	49,137
	Badger Infrastructure Solutions Ltd.	11,038	533,881
	Bird Construction, Inc.	14,525	535,618
	Black Diamond Group Ltd.	9,300	116,049
	Boyd Group, Inc.	5,138	635,125
	BRP, Inc. (DOO CN)	2,112	118,182
	BRP, Inc. (DOOO US)	3,906	218,541
#*	CAE, Inc. (CAE CN)	6,100	159,421
*	CAE, Inc. (CAE US)	1,450	37,860
*	Canada Goose Holdings, Inc. (GOOS CN)	3,900	44,416
	Canada Packers, Inc.	2,352	31,860
	CES Energy Solutions Corp.	41,389	589,291
*	Cipher Pharmaceuticals, Inc.	2,100	27,380
	Colliers International Group, Inc. (CIGI US)	6,060	633,755
#	Computer Modelling Group Ltd.	27,056	80,868
*	D2L, Inc.	2,500	17,172

25

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	D-BOX Technologies, Inc.	28,078	$16,950
	Definity Financial Corp.	11,841	603,666
*	Descartes Systems Group, Inc. (DSGX US)	10,648	767,827
#*	Docebo, Inc.	1,000	19,119
	Dominion Lending Centres, Inc.	2,900	20,709
	DPM Metals, Inc.	29,860	1,002,624
*	Electrovaya, Inc.	1,947	18,046
	Element Fleet Management Corp.	48,724	1,163,264
#*	Endeavour Silver Corp.	55,689	514,009
*	ERO Copper Corp. (ERO CN)	17,559	453,857
	Evertz Technologies Ltd.	8,600	101,299
	Exchange Income Corp.	5,805	427,570
	Extendicare, Inc.	25,468	562,102
	Finning International, Inc.	42,521	3,114,064
*	Firan Technology Group Corp.	3,200	46,998
	First Majestic Silver Corp. (AG US)	59,628	1,175,268
	FirstService Corp. (FSV CN)	500	66,997
	FirstService Corp. (FSV US)	5,478	733,011
#	Freehold Royalties Ltd.	15,268	202,210
	Gibson Energy, Inc.	49,372	1,081,324
	Gildan Activewear, Inc. (GIL US)	8,429	522,514
	Groupe Dynamite, Inc.	2,849	186,144
	Hammond Power Solutions, Inc.	1,500	319,325
	Headwater Exploration, Inc.	63,496	627,317
	Hudbay Minerals, Inc. (HBM US)	38,247	883,888
	Information Services Corp.	4,303	144,231
Ω	Jamieson Wellness, Inc.	12,261	305,182
*	K92 Mining, Inc.	61,362	1,127,541
#	Keyera Corp.	31,956	1,234,624
*	Kinaxis, Inc.	3,926	405,621
	Labrador Iron Ore Royalty Corp.	18,300	382,477
		Shares	Value»
CANADA — (Continued)
	Lundin Gold, Inc.	23	$1,546
	Maple Leaf Foods, Inc.	11,843	250,226
*	MDA Space Ltd.	19,984	611,135
	Medical Facilities Corp.	3,300	41,713
	North West Co., Inc.	15,170	568,226
	OceanaGold Corp.	33,922	1,050,362
	OR Royalties, Inc. (OR US)	25,638	946,299
#	Pet Valu Holdings Ltd.	11,595	181,563
	Pine Cliff Energy Ltd.	49,359	23,256
#	PrairieSky Royalty Ltd.	54,246	1,370,177
#	Premium Brands Holdings Corp.	9,736	611,031
#	Propel Holdings, Inc.	4,448	71,647
	Pulse Seismic, Inc.	14,400	42,192
	Quebecor, Inc., Class B	25,087	1,056,042
	Richelieu Hardware Ltd.	6,372	186,326
	Savaria Corp.	11,977	263,461
	Secure Waste Infrastructure Corp.	76,841	1,309,581
	Sienna Senior Living, Inc.	22,092	380,574
	South Bow Corp. SOBO US	26,239	898,423
#	Sprott, Inc. (SII CN)	600	78,364
	Sprott, Inc. (SII US)	5,885	767,404
	Stantec, Inc. (STN CN)	8,506	776,865
#	Stantec, Inc. (STN US)	4,942	451,205
	Stella-Jones, Inc.	9,853	609,742
	Sylogist Ltd.	3,400	9,762
*	Taseko Mines Ltd. (TGB US)	11,400	81,624
*	Taseko Mines Ltd. (TKO CN)	26	186
	TELUS Corp.	10,043	125,764
	TerraVest Industries, Inc.	3,307	337,334
#	TFI International, Inc. (TFII CN)	1,533	219,350
	TFI International, Inc. (TFII US)	7,539	1,079,434
	TMX Group Ltd.	6,447	262,939
#	Topaz Energy Corp.	24,519	569,315
#	Torex Gold Resources, Inc.	9,100	374,759
	Toromont Industries Ltd.	6,206	965,017
	TransAlta Corp.	25,233	314,908

26

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TransAlta Corp.	52,100	$649,356
	Triple Flag Precious Metals Corp. (TFPM CN)	2,000	63,842
	Triple Flag Precious Metals Corp. (TFPM US)	7,390	235,815
*	Viemed Healthcare, Inc.	8,932	88,963
	Wall Financial Corp.	2,300	27,092
*	Wesdome Gold Mines Ltd.	42,900	762,400
#	Westshore Terminals Investment Corp.	8,414	220,083
TOTAL CANADA			43,951,713
DENMARK — (2.0%)
	ALK-Abello AS	31,893	1,194,572
	Ambu AS, Class B	174	1,725
#	cBrain AS	3,479	35,494
	Chemometec AS	4,914	247,774
#*	Demant AS	15,373	487,533
	ISS AS	35,376	1,297,755
	MT Hoejgaard Holding AS	275	14,733
#*	NTG Nordic Transport Group AS	1,504	44,021
	Pandora AS	5,644	429,502
	Per Aarsleff Holding AS	2,762	321,673
	Ringkjoebing Landbobank AS	7,254	1,812,494
#	Royal Unibrew AS	13,889	928,872
TOTAL DENMARK			6,816,148
FINLAND — (2.5%)
	Alma Media OYJ	5,579	81,873
	Elisa OYJ	25,465	1,236,782
#	eQ OYJ	1,222	14,162
	F-Secure OYJ	18,539	38,349
	Harvia OYJ	4,474	186,668
	Hiab OYJ	1,479	87,980
	Kalmar OYJ, Class B	8,376	449,179
	Kesko OYJ (KESKOA FH), Class A	12,798	305,609
	Kesko OYJ (KESKOB FH), Class B	59,117	1,457,064
	Konecranes OYJ	2,640	86,705
	Marimekko OYJ	7,952	92,573
	Orion OYJ (ORNAV FH), Class A	7,832	626,852
	Orion OYJ (ORNBV FH), Class B	27,053	2,185,567
		Shares	Value»
FINLAND — (Continued)
	Puuilo OYJ	18,161	$276,881
#*	QT Group OYJ	3,609	81,585
	Sampo OYJ, Class A	94,925	984,545
	Sanoma OYJ	6,329	68,833
	Vaisala OYJ, Class A	2,328	136,195
*	Verkkokauppa.com OYJ	5,845	15,385
TOTAL FINLAND			8,412,787
FRANCE — (5.3%)
	Accor SA	1,946	96,305
#	Aeroports de Paris SA	2,830	343,629
*	Bastide le Confort Medical	726	21,382
#	BioMerieux	4,104	346,316
#	Elis SA	23,483	725,629
	Equasens	585	25,811
	Eurofins Scientific SE	13,547	941,684
	Exosens SAS	4,530	345,934
#	FDJ UNITED	13,280	360,779
#*	Figeac Aero	2,024	23,622
	Gaztransport Et Technigaz SA	10,027	2,439,510
#	Getlink SE	51,070	1,143,965
	GL Events SACA	1,413	55,624
*	ID Logistics Group SACA	1,159	492,204
	Infotel SA	775	31,548
	Interparfums SA	4,793	133,359
	Ipsen SA	5,178	1,016,968
	IPSOS SA	2,074	87,958
	JCDecaux SE	11,506	255,930
	Kaufman & Broad SA	3,850	125,075
#	Lectra	1,948	36,854
	Linedata Services	183	9,311
	Nexans SA	7,280	1,358,840
*	OVH Groupe SA	1,540	18,834
#	Planisware SA	2,681	56,596
#	Pluxee NV	15,298	217,379
	Rexel SA	14,369	607,712
	Robertet SA	176	165,351
#	Seche Environnement SACA	870	85,179
	Societe BIC SA	995	68,626
	Societe LDC SADIR	222	29,133
#	Sodexo SA	12,218	621,450
	Sopra Steria Group	2,869	447,659
	SPIE SA	33,641	1,951,938
	Stef SA	683	93,349
#	Sword Group	2,139	78,633
	Technip Energies NV	33,822	1,600,036
	Trigano SA	94	17,286
#	Vallourec SACA	40,543	1,221,628
	VIEL & Cie SA	2,096	45,988
	Virbac SACA	523	228,444

27

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Vusion	1,608	$229,361
#	Wavestone	184	9,930
TOTAL FRANCE			18,212,749
GERMANY — (5.3%)
	Adesso SE	355	24,304
	Alzchem Group AG	1,130	219,687
	Atoss Software SE	2,860	266,118
#*	Auto1 Group SE	9,492	202,744
	Bilfinger SE	5,761	664,421
*	Ceconomy AG	17,854	91,992
	Cewe Stiftung & Co. KGaA	18	1,994
	CTS Eventim AG & Co. KGaA	15,249	1,006,490
	Dermapharm Holding SE DMP GR	803	43,729
	Eckert & Ziegler SE	13,761	246,754
	Elmos Semiconductor SE	2,015	435,844
#	Energiekontor AG	2,022	96,650
	Fabasoft AG	987	13,363
	Fielmann Group AG	8,389	418,756
	flatexDEGIRO SE	17,548	627,862
	Freenet AG	20,446	651,201
	Friedrich Vorwerk Group SE	1,386	118,889
	FUCHS SE	6,923	265,360
	GEA Group AG	33,419	2,285,244
#	Hensoldt AG	14,387	1,298,195
#	HUGO BOSS AG	2,123	90,029
	Init Innovation in Traffic Systems SE	748	44,695
#*	IONOS Group SE	7,092	218,303
	IVU Traffic Technologies AG	3,749	83,580
Ω	JOST Werke SE	1,813	110,353
	Kontron AG	4,880	122,357
	Krones AG	3,266	472,676
#	Nagarro SE	1,800	91,463
	Nemetschek SE	8,797	638,434
#*	Nordex SE	20,538	1,171,126
	Pfeiffer Vacuum Technology AG	139	27,304
*	PVA TePla AG	1,560	67,203
	Rational AG	747	546,204
	RENK Group AG	13,148	835,621
	Schaeffler AG	14,628	139,078
	Schott Pharma AG & Co. KGaA	1,954	34,173
Ω	Scout24 SE	3,991	332,300
	Secunet Security Networks AG	437	93,941
		Shares	Value»
GERMANY — (Continued)
	Stroeer SE & Co. KGaA	9,269	$404,758
#	SUSS MicroTec SE	3,129	280,120
	Symrise AG	15,832	1,400,509
*Ω	TeamViewer SE	40,383	225,635
	TUI AG	83,340	620,197
	Vossloh AG	1,360	120,753
	Washtec AG	3,302	169,494
*	Westwing Group SE	1,662	25,924
*Ω	Zalando SE	28,868	713,037
TOTAL GERMANY			18,058,864
HONG KONG — (1.5%)
	ASMPT Ltd.	14,900	312,116
	Best Mart 360 Holdings Ltd.	42,000	9,615
#*	Bright Smart Securities & Commodities Group Ltd.	152,000	241,269
*	Cowell e Holdings, Inc.	88,000	356,348
Ω	Crystal International Group Ltd.	78,000	66,203
*	Deep Source Holdings Ltd.	310,000	31,656
#*	DL Holdings Group Ltd.	24,000	3,193
	Dream International Ltd.	18,000	17,348
*Ω	FIT Hon Teng Ltd.	242,000	239,175
	FSE Lifestyle Services Ltd.	41,000	29,308
	Giordano International Ltd.	172,000	32,787
#	Guotai Junan International Holdings Ltd.	316,000	97,901
	IGG, Inc.	120,000	47,720
Ω	Impro Precision Industries Ltd.	62,000	82,582
	JBM Healthcare Ltd.	28,000	8,835
	Johnson Electric Holdings Ltd.	43,000	116,688
	Luk Fook Holdings International Ltd.	13,000	37,283
	Man Wah Holdings Ltd.	370,000	201,427
*	Melco International Development Ltd.	133,499	73,047
*	Midland Holdings Ltd.	38,000	13,858
	Modern Dental Group Ltd.	43,000	32,964

28

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Mongolian Mining Corp.	75,000	$90,941
	NagaCorp Ltd.	16,000	8,166
	Nissin Foods Co. Ltd.	36,000	32,971
	Oriental Watch Holdings	28,000	11,716
	PAX Global Technology Ltd.	8,000	3,990
	PCCW Ltd.	971,687	751,016
	Perfect Medical Health Management Ltd.	132,000	20,299
	Pico Far East Holdings Ltd.	32,000	9,939
	Plover Bay Technologies Ltd.	128,000	123,726
Ω	Samsonite Group SA	308,100	564,171
*	Shandong Hi-Speed Holdings Group Ltd.	121,000	20,388
	SmarTone Telecommunications Holdings Ltd.	25,000	16,023
#	Stella International Holdings Ltd.	89,000	168,922
#	SUNeVision Holdings Ltd.	211,000	166,094
	Tradelink Electronic Commerce Ltd.	178,000	25,850
#	United Laboratories International Holdings Ltd.	158,000	189,994
#	Vitasoy International Holdings Ltd.	178,000	140,771
	VSTECS Holdings Ltd.	80,000	104,804
	VTech Holdings Ltd.	42,100	324,216
#	Xinyi Glass Holdings Ltd.	210,538	261,301
	Yee Hop Holdings Ltd.	40,000	3,276
	YesAsia Holdings Ltd.	24,000	9,599
TOTAL HONG KONG			5,099,496
IRELAND — (0.3%)
	Cairn Homes PLC	32,285	82,606
	Glanbia PLC (GLB ID)	27,038	627,992
	Irish Continental Group PLC (IR5B ID)	40,436	308,191
	Kerry Group PLC (KYGA ID), Class A	2,127	180,259
TOTAL IRELAND			1,199,048
ISRAEL — (0.9%)
	Altshuler Shaham Finance Ltd.	10,560	25,654
		Shares	Value»
ISRAEL — (Continued)
	Analyst IMS Investment Management Services Ltd.	721	$35,002
	Automatic Bank Services Ltd.	2,874	25,599
	Ayalon Holdings Ltd.	408	21,123
	Cohen Development Gas & Oil Ltd.	84	5,745
	Danel Adir Yeoshua Ltd.	1,587	252,621
	Danya Cebus Ltd.	1,730	89,275
	Delta Israel Brands Ltd.	658	26,490
	Electra Consumer Products 1970 Ltd.	2,404	67,357
	FMS Enterprises Migun Ltd.	369	29,195
	Fox Wizel Ltd.	1,581	170,683
	Globrands Ltd.	90	9,050
	Hilan Ltd.	1,757	125,918
	Hiper Global Ltd.	2,782	25,471
	IDI Insurance Co. Ltd.	2,449	189,212
	Inrom Construction Industries Ltd.	25,113	235,633
	Israel Shipyards Industries Ltd.	208	9,797
	Libra Insurance Co. Ltd.	5,353	35,330
	M Yochananof & Sons Ltd.	700	81,094
*	Malam - Team Ltd.	2,020	57,711
	Matrix IT Ltd.	5,841	178,633
	Max Stock Ltd.	16,993	169,246
	Meitav Investment House Ltd.	3,089	141,329
	MENIF - Financial Services Ltd.	1,449	13,763
	Neto Malinda Trading Ltd.	620	35,703
	One Software Technologies Ltd.	7,045	153,792
	Qualitau Ltd.	862	162,694
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	327,099
	Retailors Ltd.	957	11,655
#	Tadiran Group Ltd.	653	43,090
	Telsys Ltd.	884	94,871
	Tiv Taam Holdings 1 Ltd.	18,868	88,556

29

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	YD More Investments Ltd.	6,747	$92,711
TOTAL ISRAEL			3,031,102
ITALY — (4.2%)
	A2A SpA	36,319	103,427
	ACEA SpA	6,569	172,362
	Arnoldo Mondadori Editore SpA	38,079	92,110
	Azimut Holding SpA	39,046	1,658,086
	Banca Generali SpA	20,762	1,361,806
#	Banca Mediolanum SpA	3,512	76,977
#*Ω	BFF Bank SpA	42,051	102,340
	Brembo NV	9,231	86,988
#	Brunello Cucinelli SpA	11,735	1,145,129
Ω	Carel Industries SpA	3,249	99,155
	Cembre SpA	763	69,867
	De' Longhi SpA	2,429	94,455
*Ω	doValue SpA	14,092	34,814
Ω	Enav SpA	17,149	100,388
	Fiera Milano SpA	2,922	25,524
*	Fincantieri SpA	16,008	225,130
	FinecoBank Banca Fineco SpA	34,908	866,613
#	Hera SpA	12,748	60,158
	Intercos SpA	6,748	96,260
	Iveco Group NV	8,027	131,670
	Lottomatica Group SpA	27,373	804,815
	LU-VE SpA	1,918	124,214
	Maire SpA	52,339	967,905
#	MARR SpA	5,190	52,581
#	Moltiply Group SpA	4,425	177,107
#*	NewPrinces SpA	4,907	97,194
	Pharmanutra SpA	1,151	106,632
*Ω	Philogen SpA	526	13,401
#	Piaggio & C SpA	45,642	86,250
Ω	RAI Way SpA	34,041	244,772
	Recordati Industria Chimica e Farmaceutica SpA	14,533	848,548
	Reply SpA	4,705	521,663
#	Saipem SpA	267,614	1,449,947
#	Sanlorenzo SpA	3,013	117,782
	Sesa SpA	1,469	148,740
	SOL SpA	12,905	872,824
Ω	Technogym SpA	40,447	952,926
#	TXT e-solutions SpA	983	37,874
	Webuild SpA	26,965	80,150
#	Wiit SpA	1,997	71,111
#	Zignago Vetro SpA	7,166	59,289
TOTAL ITALY			14,438,984
		Shares	Value»
JAPAN — (19.6%)
	& ST HD Co. Ltd.	6,700	$127,936
	A&D HOLON Holdings Co. Ltd.	5,300	97,358
#	Ad-sol Nissin Corp.	2,600	24,606
#	Aeon Fantasy Co. Ltd.	2,900	47,416
#	Aeon Hokkaido Corp.	9,000	48,776
	Aeon Kyushu Co. Ltd.	1,200	21,471
	Aica Kogyo Co. Ltd.	13,800	308,986
	Aidma Holdings, Inc.	700	5,624
#	AIMECHATEC Ltd.	2,100	86,140
#	Ain Holdings, Inc.	900	32,632
#	Airman Corp.	4,900	63,952
#	AIT Corp.	2,500	35,281
*	Akebono Brake Industry Co. Ltd.	5,000	4,048
#	Altech Corp.	4,470	72,004
	Amano Corp.	14,300	326,895
#	Amiya Corp.	1,000	18,676
	Anest Iwata Corp.	800	8,097
#	Anicom Holdings, Inc.	20,000	191,764
#	Anycolor, Inc.	5,400	95,363
#	Aoyama Zaisan Networks Co. Ltd.	6,400	57,057
#	Appier Group, Inc.	10,200	58,498
	Arealink Co. Ltd.	8,800	56,637
	Argo Graphics, Inc.	16,800	145,121
#	Artner Co. Ltd.	2,100	25,575
	As One Corp.	14,742	204,428
	Asahi Kogyosha Co. Ltd.	1,100	26,220
#	Asahi Net, Inc.	7,000	27,994
	Asahi Yukizai Corp.	1,900	69,668
	Asanuma Corp.	2,300	13,572
#	ASKUL Corp.	10,531	79,146
*	Atom Corp.	2,100	8,796
	Atrae, Inc.	4,500	18,702
#*	Aucnet, Inc.	18,400	141,666
	Avant Group Corp.	7,100	58,130
	Axell Corp.	600	4,398
	Axial Retailing, Inc.	13,700	98,621
#	AZ-COM MARUWA Holdings, Inc.	12,100	69,387
#	AZOOM Co. Ltd.	800	20,836
*	Bank of Innovation, Inc.	900	29,197
	Base Co. Ltd.	2,100	42,817
#	Beauty Garage, Inc.	2,600	25,819
	Belc Co. Ltd.	3,000	133,717
	Bell System24 Holdings, Inc.	12,200	116,487
#*	Bengo4.com, Inc.	1,200	18,946
#	Bewith, Inc.	800	9,624
	Bic Camera, Inc.	25,500	263,871
	Blue Zones Holdings Co. Ltd.	24,500	272,709

30

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Bookoff Group Holdings Ltd.	1,200	$15,527
	Broadleaf Co. Ltd.	5,000	28,924
	Broadmedia Corp.	1,330	18,671
#	BRONCO BILLY Co. Ltd.	800	21,277
	Bunka Shutter Co. Ltd.	9,300	109,603
	Business Engineering Corp.	7,000	53,946
	C Uyemura & Co. Ltd.	2,600	389,248
	Calbee, Inc.	12,400	235,021
#	Careerlink Co. Ltd.	2,200	32,921
#	Celsys, Inc.	13,300	114,988
	Central Automotive Products Ltd.	9,900	114,155
#	Change Holdings, Inc.	10,500	60,638
#	Charm Care Corp. KK	5,300	43,517
#	Chikaranomoto Holdings Co. Ltd.	2,800	26,307
	Chugoku Marine Paints Ltd.	7,100	145,424
	CKD Corp.	16,000	619,970
#	Colowide Co. Ltd.	22,300	263,987
	Computer Engineering & Consulting Ltd.	6,700	82,985
#	Computer Institute of Japan Ltd.	6,500	20,654
#	Comture Corp.	7,600	66,148
	Copro-Holdings Co. Ltd.	2,200	11,748
	Core Concept Technologies, Inc.	700	6,212
#	Core Corp.	2,800	36,633
	Cosmos Pharmaceutical Corp.	6,000	233,205
#	Cota Co. Ltd.	6,435	46,076
#	Create Restaurants Holdings, Inc.	76,200	347,569
	Create SD Holdings Co. Ltd.	8,100	169,221
	Creek & River Co. Ltd.	1,600	13,613
	Cresco Ltd.	9,000	78,284
	CTS Co. Ltd.	8,600	47,579
	Curves Holdings Co. Ltd.	16,500	86,297
#	Cybozu, Inc.	7,600	101,285
	Dai-Dan Co. Ltd.	9,000	160,740
	Daiei Kankyo Co. Ltd.	2,600	62,457
	Daihatsu Infinearth Mfg Co. Ltd.	1,300	24,796
	Daiichikosho Co. Ltd.	15,700	162,511
		Shares	Value»
JAPAN — (Continued)
	Daikokutenbussan Co. Ltd.	2,100	$64,565
	Daiseki Co. Ltd.	11,798	315,941
	Daitron Co. Ltd.	3,800	71,012
	Daiwabo Holdings Co. Ltd.	28,500	580,359
	Dear Life Co. Ltd.	10,300	68,905
#	Densan System Holdings Co. Ltd.	900	16,439
	Dentsu Soken, Inc.	23,400	329,100
	Dexerials Corp.	47,100	735,081
	Digital Arts, Inc.	3,200	114,395
	Digital Hearts Holdings Co. Ltd.	4,700	24,999
	Digital Information Technologies Corp.	8,400	48,583
#	Dip Corp.	9,600	111,545
	DMG Mori Co. Ltd.	18,700	348,464
#	Double Standard, Inc.	1,200	10,391
	DTS Corp.	54,400	354,519
	Earth Corp.	400	11,704
#	EAT&HOLDINGS Co. Ltd.	1,600	20,085
#	Ebara Jitsugyo Co. Ltd.	7,200	110,273
#	Ebase Co. Ltd.	8,200	20,959
	eGuarantee, Inc.	10,500	118,899
	E-Guardian, Inc.	400	4,174
	Elan Corp.	2,600	12,106
	Elecom Co. Ltd.	15,200	157,386
#	EM Systems Co. Ltd.	9,000	37,988
	en, Inc.	9,800	68,506
	Entrust, Inc.	4,400	30,952
#	ERI Holdings Co. Ltd.	400	10,682
	ES-Con Japan Ltd.	6,900	52,035
	ESPEC Corp.	1,200	25,526
#	Eternal Hospitality Group Co. Ltd.	1,200	23,097
	euglena Co. Ltd.	5,300	13,645
#	eWeLL Co. Ltd.	1,800	23,094
	Exedy Corp.	600	23,490
	EXEO Group, Inc.	23,100	424,111
	F&M Co. Ltd.	1,900	25,387
	FaithNetwork Co. Ltd.	4,500	21,858
*	f-code, Inc.	1,000	9,385
*	FDK Corp.	1,800	5,021
	Financial Partners Group Co. Ltd.	15,000	153,008
	FINDEX, Inc.	6,200	31,478
	Fintech Global, Inc.	19,400	15,797
#	Fixstars Corp.	5,000	40,637
#	Focus Systems Corp.	1,600	15,469
	Food & Life Cos. Ltd.	900	52,354
#	Forval Corp.	1,800	12,272
	FP Corp.	12,400	183,195

31

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	FP Partner, Inc.	1,600	$22,584
#	France Bed Holdings Co. Ltd.	6,400	52,291
#	Freebit Co. Ltd.	4,100	36,934
	FTGroup Co. Ltd.	2,600	18,804
	Fuji Kyuko Co. Ltd.	6,700	96,614
	Fuji Seal International, Inc.	800	12,642
#	Fujibo Holdings, Inc.	3,600	90,764
	Fujimi, Inc.	12,200	252,340
	Fujio Food Group, Inc.	3,700	25,931
#	Fujita Kanko, Inc.	9,000	118,305
	Fukuda Denshi Co. Ltd.	5,200	335,619
	Fukui Computer Holdings, Inc.	3,200	67,214
	FULLCAST Holdings Co. Ltd.	5,400	56,108
	Funai Soken Holdings, Inc.	21,260	151,680
	Furuya Metal Co. Ltd.	2,000	94,632
	Fuso Chemical Co. Ltd.	16,800	351,739
	Future Corp.	13,500	131,804
	G-7 Holdings, Inc.	8,600	70,722
#	GA Technologies Co. Ltd.	3,600	35,377
	Gakkyusha Co. Ltd.	1,800	26,286
#	Gakujo Co. Ltd.	1,800	18,383
	Galilei Co. Ltd.	6,400	145,821
#	Genki Global Dining Concepts Corp.	3,200	57,111
	Genky DrugStores Co. Ltd.	4,400	102,317
#	Gift Holdings, Inc.	2,400	67,706
#	giftee, Inc.	6,000	43,728
	Global Link Management KK	1,000	12,098
#	GMO Financial Gate, Inc.	1,000	36,453
#	GMO Financial Holdings, Inc.	10,300	67,754
	GMO internet group, Inc.	15,938	315,448
#	GMO Payment Gateway, Inc.	1,198	60,172
*	GNI Group Ltd.	4,100	77,217
#*	Gokurakuyu Holdings Co. Ltd.	3,700	11,419
	Goldwin, Inc.	9,903	138,593
	Greens Co. Ltd.	2,300	33,980
	grems, Inc.	3,600	64,750
	H.U. Group Holdings, Inc.	4,500	89,783
		Shares	Value»
JAPAN — (Continued)
	Hakudo Co. Ltd.	300	$4,516
	Halows Co. Ltd.	3,400	85,475
	Hamakyorex Co. Ltd.	4,300	47,171
	Happinet Corp.	8,400	143,733
	Hard Off Corp. Co. Ltd.	3,700	47,843
	Hazama Ando Corp.	19,100	231,565
#	Hennge KK	5,800	35,462
	Hiday Hidaka Corp.	4,800	87,143
	Hioki EE Corp.	2,868	204,416
	HIS Co. Ltd.	10,800	72,722
	Hochiki Corp.	2,700	33,254
	Hokuto Corp.	2,100	24,523
	Hoosiers Holdings Co. Ltd.	1,600	12,059
#	Hotland Holdings Co. Ltd.	3,900	39,337
	IBJ, Inc.	7,600	34,964
#	Ichibanya Co. Ltd.	15,820	87,450
	Ichigo, Inc.	27,100	86,479
	IDOM, Inc.	22,700	191,453
	IG Port, Inc.	2,400	20,444
#	IKK Holdings, Inc.	2,500	13,030
	I'll, Inc.	3,200	49,040
	i-mobile Co. Ltd.	8,400	28,105
	Inaba Denki Sangyo Co. Ltd.	13,400	226,056
#	Infomart Corp.	23,200	64,423
	Insource Co. Ltd.	16,000	70,105
	Intage Holdings, Inc.	900	9,496
#	Intelligent Wave, Inc.	3,700	23,028
	Internet Initiative Japan, Inc.	19,500	343,124
#	IPS, Inc.	2,400	49,617
	ISB Corp.	3,900	53,379
#	Ise Chemicals Corp.	8,000	268,238
#	Ishihara Chemical Co. Ltd.	800	13,716
#	Istyle, Inc.	15,800	47,027
#	Itfor, Inc.	9,100	100,326
#	ITmedia, Inc.	4,100	41,525
#	Ito En Ltd.	10,600	194,946
	Itochu Enex Co. Ltd.	11,000	133,851
	Itoki Corp.	10,500	213,317
#	Iwaki Co. Ltd.	2,200	38,294
#	JAC Recruitment Co. Ltd.	23,200	128,070
#	Jade Group, Inc.	3,000	38,999
	Japan Airport Terminal Co. Ltd.	11,800	379,207
	Japan Aviation Electronics Industry Ltd.	9,300	142,187
	Japan Business Systems, Inc.	1,400	12,770

32

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Japan Communications, Inc.	34,900	$27,880
	Japan Electronic Materials Corp.	1,400	64,505
	Japan Elevator Service Holdings Co. Ltd.	37,000	374,331
	Japan Hospice Holdings, Inc.	500	2,359
#	Japan Investment Adviser Co. Ltd.	3,200	44,859
	Japan Lifeline Co. Ltd.	14,500	131,375
	Japan Material Co. Ltd.	22,000	253,297
	Japan Property Management Center Co. Ltd.	3,500	28,993
#	Japan System Techniques Co. Ltd.	4,400	53,675
	JBCC Holdings, Inc.	21,600	166,112
	JCU Corp.	6,400	272,208
	Jeol Ltd.	12,300	494,788
	JFE Systems, Inc.	1,600	19,472
#*	JIG-SAW, Inc.	1,700	25,948
#	JINS Holdings, Inc.	3,400	144,899
	J-Lease Co. Ltd.	5,400	46,092
	JM Holdings Co. Ltd.	7,400	64,163
	JP-Holdings, Inc.	20,500	86,169
	Justsystems Corp.	10,400	247,283
	JVCKenwood Corp.	30,800	232,151
	Kaga Electronics Co. Ltd.	1,800	48,203
	Kagome Co. Ltd.	2,000	34,364
	Kakaku.com, Inc.	22,600	377,626
	Kakiyasu Honten Co. Ltd.	3,000	51,544
#	Kamakura Shinsho Ltd.	10,700	32,205
	Kanamic Network Co. Ltd.	5,200	18,190
	Kanematsu Corp.	22,400	308,114
#	Kanro, Inc.	1,800	12,727
	Kansai Paint Co. Ltd.	21,400	321,160
#	Kappa Create Co. Ltd.	5,100	49,467
	Katitas Co. Ltd.	14,800	295,447
#	KeePer Technical Laboratory Co. Ltd.	5,200	98,511
	Keihan Holdings Co. Ltd.	2,100	43,532
	KH Neochem Co. Ltd.	5,200	91,834
	Kibun Foods, Inc.	1,400	9,221
#	Kintetsu Department Store Co. Ltd.	2,000	21,187
		Shares	Value»
JAPAN — (Continued)
	Ki-Star Real Estate Co. Ltd.	3,200	$64,874
	Kitz Corp.	8,000	107,703
	Koa Shoji Holdings Co. Ltd.	2,000	10,985
#	Kohoku Kogyo Co. Ltd.	1,200	42,146
	KOMEDA Holdings Co. Ltd.	14,600	284,183
	Konoike Transport Co. Ltd.	3,000	54,127
#	Kosaido Holdings Co. Ltd.	17,000	65,565
#	Koshidaka Holdings Co. Ltd.	13,241	84,793
	Kotobuki Spirits Co. Ltd.	22,500	287,964
	Kourakuen Corp.	1,600	11,099
	Kozo Keikaku Engineering Holdings, Inc.	3,000	55,218
	KRS Corp.	700	13,746
	Kumagai Gumi Co. Ltd.	4,500	43,143
#	Kura Sushi, Inc.	8,400	92,354
	Kusuri No. Aoki Holdings Co. Ltd.	15,900	379,182
	Kyoritsu Maintenance Co. Ltd.	17,600	267,774
#	LA Holdings Co. Ltd.	1,400	81,183
	Lacto Japan Co. Ltd.	800	16,974
	LEC, Inc.	1,200	7,889
	Leopalace21 Corp.	48,000	200,007
	Life Corp.	10,800	177,481
	Lifedrink Co., Inc.	11,200	98,796
#	LIKE, Inc.	1,800	18,131
#	Link & Motivation, Inc.	13,500	47,874
	Lintec Corp.	6,400	207,109
	Lion Corp.	38,800	379,552
#	LITALICO, Inc.	6,400	49,297
	Luckland Co. Ltd.	1,900	17,398
#	M&A Capital Partners Co. Ltd.	1,100	22,705
	Macnica Holdings, Inc.	9,900	167,231
	Maeda Kosen Co. Ltd.	12,800	149,387
#	Management Solutions Co. Ltd.	3,400	28,791
	Mani, Inc.	20,700	225,995
	MarkLines Co. Ltd.	4,100	38,728
	Marui Group Co. Ltd.	12,300	235,461
	Matching Service Japan Co. Ltd.	1,300	7,846
	Matsuda Sangyo Co. Ltd.	1,400	59,671

33

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Matsui Securities Co. Ltd.	30,200	$177,641
#	Matsuya Co. Ltd.	1,900	20,291
#	Matsuyafoods Holdings Co. Ltd.	1,600	53,797
	Max Co. Ltd.	14,400	154,183
	Maxvalu Tokai Co. Ltd.	500	11,004
	MEC Co. Ltd.	4,900	294,708
	Media Do Co. Ltd.	1,100	8,769
#*	Medley, Inc.	4,700	67,540
	Meidensha Corp.	4,600	251,324
	Meiho Facility Works Ltd.	3,100	19,360
	Meiko Electronics Co. Ltd.	1,500	302,861
	MEITEC Group Holdings, Inc.	24,000	480,666
	Menicon Co. Ltd.	1,700	17,561
*	Mercari, Inc.	25,800	627,719
	METAWATER Co. Ltd.	5,600	121,131
	Micronics Japan Co. Ltd.	9,600	807,125
#	Midac Holdings Co. Ltd.	2,400	32,444
	Milbon Co. Ltd.	3,460	56,448
#	Mirai Industry Co. Ltd.	1,100	20,968
	Miroku Jyoho Service Co. Ltd.	6,000	65,485
	Mitani Corp.	6,400	105,711
	Mitani Sekisan Co. Ltd.	9,200	100,749
	Mitsubishi Kakoki Kaisha Ltd.	800	16,407
	Mitsui Matsushima Holdings Co. Ltd.	3,600	31,151
	Mitsui-Soko Holdings Co. Ltd.	9,900	249,607
	Miura Co. Ltd.	13,200	273,373
	Miyaji Engineering Group, Inc.	4,000	42,058
	Mizuho Medy Co. Ltd.	2,000	22,657
	Monogatari Corp.	9,900	266,310
	Morinaga & Co. Ltd.	19,600	334,456
	Morinaga Milk Industry Co. Ltd.	6,000	181,059
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,600	21,225
	MOS Food Services, Inc.	2,400	60,385
#	MTI Ltd.	1,800	6,630
	Mugen Estate Co. Ltd.	2,500	35,524
		Shares	Value»
JAPAN — (Continued)
	m-up Holdings, Inc.	22,600	$104,687
	Musashi Seimitsu Industry Co. Ltd.	7,000	191,566
#	Nagase Brothers, Inc.	1,700	25,182
	Nagawa Co. Ltd.	400	13,264
	Nakanishi, Inc.	14,401	254,421
	Namura Shipbuilding Co. Ltd.	9,100	238,358
#	Nareru Group, Inc.	1,100	15,883
	NCD Co. Ltd./Shinagawa	1,900	29,852
#*	NE, Inc.	3,800	7,472
*	Net Protections Holdings, Inc.	4,000	10,857
	New Art Holdings Co. Ltd.	3,619	31,896
	Nextage Co. Ltd.	13,500	296,329
#	NexTone, Inc.	1,200	11,328
	Nichias Corp.	42,000	833,329
	Nichirei Corp.	32,400	389,387
	Nifco, Inc.	11,100	327,086
#	Nihon Dengi Co. Ltd.	2,400	36,935
	Nihon M&A Center Holdings, Inc.	74,300	311,185
#	Nippon Air Conditioning Services Co. Ltd.	6,700	66,289
	Nippon Aqua Co. Ltd.	3,900	17,168
#	Nippon Avionics Co. Ltd.	800	33,645
#	Nippon Dry-Chemical Co. Ltd.	1,600	30,336
	Nippon Gas Co. Ltd.	38,300	657,481
	Nippon Parking Development Co. Ltd.	74,700	118,238
	Nishimatsuya Chain Co. Ltd.	10,900	139,454
	Nissei ASB Machine Co. Ltd.	2,700	140,171
	Nisso Holdings Co. Ltd.	4,700	18,160
	Nissui Corp.	33,700	262,370
	Nitto Kogyo Corp.	2,600	75,208
	Nittoc Construction Co. Ltd.	2,800	21,101
	Noevir Holdings Co. Ltd.	4,800	134,056
	Nojima Corp.	27,300	212,799
	Nomura Co. Ltd.	4,000	29,879
	NSD Co. Ltd.	19,600	336,463
	Oat Agrio Co. Ltd.	1,200	20,665
#	Obara Group, Inc.	400	14,140
	Ohba Co. Ltd.	2,300	18,176

34

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ohsho Food Service Corp.	12,000	$224,250
#	Oisix ra daichi, Inc.	1,200	10,736
	Okinawa Cellular Telephone Co.	17,200	368,080
	Onward Holdings Co. Ltd.	14,300	67,631
#	Ootoya Holdings Co. Ltd.	400	17,360
	Open Up Group, Inc.	9,000	100,577
	Optex Group Co. Ltd.	3,720	69,199
	Organo Corp.	100	10,105
#	Oro Co. Ltd.	2,900	37,151
#	Osaka Organic Chemical Industry Ltd.	3,900	116,899
#	OSAKA Titanium Technologies Co. Ltd.	7,700	125,502
#	OSG Corp.	10,600	221,685
	PAL GROUP Holdings Co. Ltd.	21,600	207,614
	Park24 Co. Ltd.	33,300	391,591
	Penta-Ocean Construction Co. Ltd.	39,300	440,327
*	PeptiDream, Inc.	6,500	47,915
	Persol Holdings Co. Ltd.	232,400	345,909
	Pharma Foods International Co. Ltd.	4,100	16,800
#	PIA Corp.	1,300	29,023
#	Pigeon Corp.	31,500	340,086
	PILLAR Corp.	6,900	405,691
	Pilot Corp.	4,000	122,012
#*	PKSHA Technology, Inc.	1,200	25,331
#	Plus Alpha Consulting Co. Ltd.	6,300	88,161
	Poppins Corp.	800	7,191
	Port, Inc.	1,000	15,421
	PR Times Corp.	1,200	16,089
	Premium Group Co. Ltd.	10,200	120,206
	Premium Water Holdings, Inc.	800	17,439
	Prestige International, Inc.	27,000	114,669
	Pronexus, Inc.	700	4,796
#	Pro-Ship, Inc.	5,200	50,646
	PS Construction Co. Ltd.	700	11,987
#	Qol Holdings Co. Ltd.	2,200	24,672
		Shares	Value»
JAPAN — (Continued)
	Quick Co. Ltd.	11,700	$62,888
	Raito Kogyo Co. Ltd.	13,600	331,413
	Raiznext Corp.	1,300	18,754
	Rakus Co. Ltd.	36,608	202,292
	Relo Group, Inc.	29,300	366,789
#	Renaissance, Inc.	1,700	10,981
	Resorttrust, Inc.	50,200	559,127
	Riken Keiki Co. Ltd.	5,800	124,570
	Ringer Hut Co. Ltd.	5,000	70,877
#	Riso Kyoiku Group Corp.	12,105	14,968
	Rohto Pharmaceutical Co. Ltd.	16,300	239,691
	Roland Corp.	2,800	73,022
	Rorze Corp.	15,700	376,351
	Round One Corp.	62,600	340,009
	Royal Holdings Co. Ltd.	10,800	94,675
#	Saizeriya Co. Ltd.	5,900	192,166
#	Samco, Inc.	900	66,895
	Sangetsu Corp.	8,500	161,807
#	Sanki Engineering Co. Ltd.	14,400	221,912
	Sankyo Co. Ltd.	18,600	220,039
	Sankyu, Inc.	5,800	311,677
*	Sansan, Inc.	11,900	96,494
#	Santec Holdings Corp.	900	161,441
	Santen Pharmaceutical Co. Ltd.	16,700	172,101
#	Sato Foods Co. Ltd.	600	27,358
	SBI Leasing Services Co. Ltd.	1,400	22,872
#	SBS Holdings, Inc.	5,900	157,219
#	Seika Corp.	1,800	34,389
	Seiko Group Corp.	7,800	289,742
	Seiren Co. Ltd.	8,500	172,530
	Senko Group Holdings Co. Ltd.	18,000	213,069
	Senshu Electric Co. Ltd.	3,300	128,642
#	SERAKU Co. Ltd.	1,300	11,057
	Seria Co. Ltd.	14,476	316,647
	Seven Bank Ltd.	124,400	210,065
#	SFP Holdings Co. Ltd.	1,600	23,239
	Sharingtechnology, Inc.	3,000	22,428
#*	Sharp Corp.	33,200	118,960
	Shibaura Mechatronics Corp.	18,000	559,225
#*	SHIFT, Inc.	38,985	164,851
	Shimadaya Corp.	1,400	15,215
	Shin Maint Holdings Co. Ltd.	5,200	34,256

35

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin Nippon Air Technologies Co. Ltd.	1,500	$34,330
	Shinnihonseiyaku Co. Ltd.	4,000	50,838
	Ship Healthcare Holdings, Inc.	20,100	299,119
#	SHO-BOND Holdings Co. Ltd.	27,600	233,460
#	Shoei Co. Ltd.	13,700	152,637
	SIGMAXYZ Holdings, Inc.	19,600	80,316
*	Simplex Holdings, Inc.	22,800	127,895
	Sinfonia Technology Co. Ltd.	4,300	395,272
	Sinko Industries Ltd.	10,500	81,918
	SKY Perfect JSAT Corp.	3,600	78,598
#	Smaregi, Inc.	500	7,681
#	SMS Co. Ltd.	19,900	226,732
	Socionext, Inc.	30,900	376,030
	Softcreate Holdings Corp.	5,000	56,729
	Software Service, Inc.	800	57,680
	Solasto Corp.	14,600	104,873
	Soliton Systems KK	3,900	44,538
	Sparx Group Co. Ltd.	7,020	86,906
#	S-Pool, Inc.	7,900	11,977
#	SRA Holdings	3,100	88,805
#	SRS Holdings Co. Ltd.	6,600	49,761
	St. Marc Holdings Co. Ltd.	1,800	30,885
	Star Mica Holdings Co. Ltd.	2,600	27,243
	Starts Corp., Inc.	7,800	238,141
#	Step Co. Ltd.	1,600	23,387
	STI Foods Holdings, Inc.	2,400	17,227
#	Strike Group Co. Ltd.	9,300	79,383
	Studio Alice Co. Ltd.	500	5,723
	Sundrug Co. Ltd.	10,700	257,428
	SWCC Corp.	6,900	706,261
	System D, Inc.	3,200	11,690
	System Research Co. Ltd.	2,000	21,190
#	System Support Holdings, Inc.	3,400	23,375
#	Systems Engineering Consultants Co. Ltd.	1,200	23,220
	Systena Corp.	78,000	213,374
#	Syuppin Co. Ltd.	8,200	57,511
#	Taiyo Holdings Co. Ltd.	21,000	646,941
	Taiyo Yuden Co. Ltd.	12,500	512,494
		Shares	Value»
JAPAN — (Continued)
#	Takara & Co. Ltd.	2,200	$47,521
	Takeuchi Manufacturing Co. Ltd.	11,300	509,391
#	Tama Home Co. Ltd.	5,500	124,565
	Tamron Co. Ltd.	43,200	298,912
	Tanseisha Co. Ltd.	2,200	20,124
#	Tazmo Co. Ltd.	4,100	77,179
#	TDC Soft, Inc.	10,200	61,676
	TechMatrix Corp.	11,600	134,677
#	Technoflex Corp.	1,000	30,360
#	Tenpos Holdings Co. Ltd.	1,600	37,942
	Tera Probe, Inc.	600	39,456
	TKC Corp.	8,200	187,896
	Toa Corp. (1885 JP)	3,700	66,109
	Tocalo Co. Ltd.	21,500	428,945
	Toei Animation Co. Ltd.	12,100	200,193
	Toenec Corp.	2,000	31,162
	Toho Co. Ltd. (8142 JP)	4,200	37,360
	Toho Titanium Co. Ltd.	10,500	226,039
	TOKAI Holdings Corp.	29,500	214,365
	Token Corp.	300	24,339
	Tokyo Base Co. Ltd.	6,300	16,922
#	Tokyo Electron Device Ltd.	6,900	153,323
	Tokyo Seimitsu Co. Ltd.	6,000	662,974
	Tokyotokeiba Co. Ltd.	5,500	194,897
	Tomy Co. Ltd.	25,400	412,667
#	Toranvia Co. Ltd.	3,047	17,225
#	Toridoll Holdings Corp.	13,600	351,463
	Torishima Pump Manufacturing Co. Ltd.	400	8,246
	Tosei Corp.	13,800	143,381
	Toshiba TEC Corp.	7,100	122,265
	Totech Corp.	3,300	80,599
	Toukei Computer Co. Ltd.	600	16,628
#	Toumei Co. Ltd.	1,600	7,566
#	Tow Co. Ltd.	4,900	11,677
	Towa Corp.	7,939	150,897
#	Toyo Gosei Co. Ltd.	1,600	156,125
	Traders Holdings Co. Ltd.	8,020	53,563
	Transaction Co. Ltd.	8,000	57,627
#*	Transaction Media Networks, Inc.	6,200	12,304
	Transcosmos, Inc.	5,500	134,273
	TRE Holdings Corp.	500	5,119
#	Treasure Factory Co. Ltd.	2,600	28,382

36

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tri Chemical Laboratories, Inc.	2,900	$60,328
#	Tsuburaya Fields Holdings, Inc.	9,600	88,230
	Tsugami Corp.	6,500	194,961
#	Tsuzuki Denki Co. Ltd.	900	19,847
	UACJ Corp.	23,300	411,103
	ULS Group, Inc.	7,000	22,345
	Ulvac, Inc.	4,400	277,079
	U-Next Holdings Co. Ltd.	14,400	140,975
#	Unisia Holdings Co.	1,100	12,972
	United Arrows Ltd.	5,000	78,840
#	User Local, Inc.	2,500	24,663
	UT Group Co. Ltd.	133,500	158,090
	Valqua Ltd.	6,500	239,440
#	Value HR Co. Ltd.	4,800	42,948
	ValueCommerce Co. Ltd.	1,200	3,563
	Vector, Inc.	9,100	72,520
	Vertex Corp.	12,000	150,512
	Vision, Inc.	9,800	68,754
*	Visional, Inc.	5,600	264,442
#	WA, Inc.	1,300	11,338
	Wacom Co. Ltd.	13,300	61,216
#	Waseda Academy Co. Ltd.	3,700	46,023
#	Watahan & Co. Ltd.	3,300	29,575
#	WATAMI Co. Ltd.	2,600	16,056
	Weathernews, Inc.	8,000	103,574
	Wellnet Corp.	5,700	23,725
#	West Holdings Corp.	7,315	135,311
#	Will Group, Inc.	5,900	42,585
*	WingArc1st, Inc.	4,200	71,628
	Workman Co. Ltd.	3,000	136,626
	World Co. Ltd.	4,200	40,696
	YAMABIKO Corp.	3,400	84,672
	YAMADA Consulting Group Co. Ltd.	3,600	37,487
	Yamaichi Electronics Co. Ltd.	4,500	300,241
#	Yamami Co.	900	23,669
#	Yamaura Corp.	900	8,300
	Yashima Denki Co. Ltd.	1,300	24,223
	Yonex Co. Ltd.	14,600	247,214
#*	Yoshimura Food Holdings KK	2,000	8,590
#	Yoshinoya Holdings Co. Ltd.	19,900	401,446
	Yossix Holdings Co. Ltd.	900	18,570
#	Yukiguni Factory Co. Ltd.	6,000	40,203
		Shares	Value»
JAPAN — (Continued)
	Zenkoku Hosho Co. Ltd.	20,000	$402,645
	Zenrin Co. Ltd.	2,500	13,593
#	ZIGExN Co. Ltd.	10,500	27,315
	Zuken, Inc.	400	11,292
TOTAL JAPAN			66,850,857
NETHERLANDS — (1.5%)
	Acomo NV	341	10,372
#	Akzo Nobel NV	17,916	1,051,610
#	Arcadis NV	14,235	609,650
#*Ω	Basic-Fit NV	7,314	245,711
	BE Semiconductor Industries NV	2,382	696,770
	Corbion NV	270	6,034
#	IMCD NV	3,881	456,346
	Koninklijke BAM Groep NV	49,269	541,941
	Koninklijke Heijmans NV	3,896	394,188
#*	Magnum Ice Cream Co. NV MICC NA	12,415	181,593
#*	Magnum Ice Cream Co. NV MICC US	46,676	696,873
	Nedap NV	1,373	136,379
	PostNL NV	31,394	34,995
	TKH Group NV	2,127	109,007
TOTAL NETHERLANDS			5,171,469
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	183,698	46,132
	Briscoe Group Ltd.	6,337	17,065
	Channel Infrastructure NZ Ltd.	12,767	22,912
	Freightways Group Ltd.	33,273	248,549
#	Genesis Energy Ltd.	28,706	41,848
	Hallenstein Glasson Holdings Ltd.	11,317	65,484
	NZME Ltd. (NZM NZ)	11,793	7,736
	NZX Ltd.	73,480	60,731
#	Scales Corp. Ltd.	25,045	89,688
	Skellerup Holdings Ltd.	60,070	208,771
	SKY Network Television Ltd.	11,985	22,857
	TOWER Ltd.	56,842	68,044
#*	Vista Group International Ltd.	30,441	33,674
TOTAL NEW ZEALAND			933,491

37

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.7%)
	ABG Sundal Collier Holding ASA	119,624	$92,729
	AF Gruppen ASA	469	9,054
*	Aker BioMarine ASA	3,187	34,664
	Atea ASA	22,915	386,593
	Borregaard ASA	9,151	150,516
	Bouvet ASA	23,439	130,930
Ω	Elmera Group ASA	23,591	88,223
	Elopak ASA	24,411	94,178
Ω	Europris ASA	44,317	452,091
	Himalaya Shipping Ltd. HSHP US	3,156	43,048
Ω	Kid ASA	9,010	128,219
	Kitron ASA	7,412	80,004
	Medistim ASA	4,290	105,107
Ω	Multiconsult ASA	5,352	91,381
	Norbit ASA	5,987	147,532
	Norconsult Norge AS	13,588	57,881
	Odfjell Technology Ltd.	4,019	30,384
*	OKEA ASA	6,412	27,244
Ω	Okeanis Eco Tankers Corp.	2,766	153,886
	SATS ASA	32,280	144,235
*Ω	Scatec ASA	164	2,135
	Zalaris ASA	1,212	12,911
TOTAL NORWAY			2,462,945
PORTUGAL — (0.2%)
#	Altri SGPS SA	10,964	64,272
	Banco Comercial Portugues SA, Class R	5,227	5,587
	CTT-Correios de Portugal SA	25,964	195,690
#	Mota-Engil SGPS SA	27,718	157,266
#	Navigator Co. SA	21,247	83,546
	NOS SGPS SA	26,054	172,046
TOTAL PORTUGAL			678,407
SINGAPORE — (1.1%)
	Aztech Global Ltd.	45,500	36,910
	Boustead Singapore Ltd.	26,000	48,958
	BRC Asia Ltd.	7,800	27,512
	Delfi Ltd.	68,200	56,838
	DFI Retail Group Holdings Ltd.	65,600	274,703
	First Resources Ltd.	83,400	229,100
	Food Empire Holdings Ltd.	48,100	123,995
	Frencken Group Ltd.	61,200	129,613
	Hong Leong Asia Ltd.	25,000	57,134
	HRnetgroup Ltd.	67,400	39,545
#	iFAST Corp. Ltd.	31,300	215,460
		Shares	Value»
SINGAPORE — (Continued)
	LHN Ltd.	25,700	$12,932
	Marco Polo Marine Ltd.	362,900	44,784
	Micro-Mechanics Holdings Ltd.	15,800	41,599
	Netlink NBN Trust	441,300	350,361
	Pan-United Corp. Ltd.	27,400	33,820
#	Propnex Ltd.	98,100	135,130
	Q&M Dental Group Singapore Ltd.	87,720	40,275
	Raffles Medical Group Ltd.	223,700	174,869
*	Rex International Holding Ltd.	179,900	13,556
	Riverstone Holdings Ltd.	117,700	68,973
	SATS Ltd.	150,700	392,227
	Seatrium Ltd.	5,900	10,938
	Sheng Siong Group Ltd.	206,900	493,194
#	StarHub Ltd.	158,800	132,310
*	Thomson Medical Group Ltd.	402,800	17,980
#	UMS Integration Ltd.	246,468	423,849
	UOB-Kay Hian Holdings Ltd.	25,800	82,628
	Valuetronics Holdings Ltd.	55,600	44,635
	Vicom Ltd.	33,700	47,559
TOTAL SINGAPORE			3,801,387
SPAIN — (2.5%)
	Acciona SA	3,386	985,605
#	Audax Renovables SA	30,608	51,973
	Bankinter SA	5,495	91,443
	CIE Automotive SA	3,908	133,221
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	253,486
*	Distribuidora Internacional de Alimentacion SA	1,733	80,024
	Elecnor SA	2,772	123,204
*	Ence Energia y Celulosa SA	4,331	12,463
	Fluidra SA	3,596	84,152
Ω	Global Dominion Access SA	10,267	40,043
*	Grenergy Renovables SA	2,276	322,999
#	Indra Sistemas SA	37,303	2,145,458

38

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Laboratorios Farmaceuticos Rovi SA	6,930	$647,766
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	51,545	72,005
	Logista Integral SA	21,593	843,599
	Melia Hotels International SA	33,213	433,192
*	Nueva Expresion Textil SA	25,000	24,827
Ω	Prosegur Cash SA	118,184	90,504
	Prosegur Cia de Seguridad SA	7,242	22,887
	Renta 4 Banco SA	926	21,154
	Sacyr SA	16,730	92,098
*	Solaria Energia y Medio Ambiente SA	10,900	310,830
*	Tecnicas Reunidas SA	10,270	425,553
	Tubacex SA	16,970	57,590
	Vidrala SA	1,150	103,742
	Viscofan SA	13,530	953,607
TOTAL SPAIN			8,423,425
SWEDEN — (2.3%)
	AddLife AB, Class B	17,794	277,449
#	Addnode Group AB	31,624	164,374
	AQ Group AB	15,000	358,150
Ω	Attendo AB	19,192	222,042
#	Avarda Bank AB	6,142	111,314
	Beijer Alma AB	8,618	271,150
	Bergman & Beving AB	3,825	130,188
	Betsson AB, Class B	13,218	134,656
	Bilia AB, Class A	17,266	235,546
	BioGaia AB, Class B	6,245	80,609
*Ω	BoneSupport Holding AB	5,883	142,029
*Ω	Boozt AB	8,061	104,049
Ω	Bravida Holding AB	4,056	42,027
#	Bufab AB	42,020	543,707
#	Cellavision AB	3,860	50,486
	Clas Ohlson AB, Class B	10,598	458,625
#Ω	Coor Service Management Holding AB	13,674	81,072
	CTT Systems AB	968	12,729
#*	Dynavox Group AB	15,139	134,550
	Electrolux Professional AB, Class B	55,121	277,238
#	Engcon AB	2,804	20,306
	Ework Group AB	2,192	15,217
	Hanza AB	1,050	15,587
		Shares	Value»
SWEDEN — (Continued)
	Hemnet Group AB	13,676	$177,288
#	Instalco AB	41,670	174,104
#	INVISIO AB	8,775	254,165
#	Lime Technologies AB	2,918	70,189
*	Medcap AB	3,367	174,947
	Micro Systemation AB, Class B	3,597	25,235
#	MIPS AB	4,779	141,690
	Momentum Group AB	8,546	99,271
*	NCAB Group AB	37,830	297,499
	NCC AB, Class B	11,363	246,148
*	Nelly Group AB	2,351	9,273
	Nolato AB, Class B	25,395	136,687
	Note AB	2,797	51,864
	OEM International AB, Class B	20,968	329,468
	Proact IT Group AB	6,525	80,448
	RaySearch Laboratories AB	7,143	147,383
	Rusta AB	8,612	94,414
	Rvrc Holding AB	15,687	94,491
	Scandi Standard AB	6,202	100,669
Ω	Scandic Hotels Group AB	42,995	419,306
#	SkiStar AB	9,997	173,316
	Solid Forsakring AB	1,038	10,749
	Synsam AB	24,004	147,911
	Systemair AB	13,064	100,823
#	Troax Group AB	11,120	128,390
	Truecaller AB, Class B	46,868	61,703
	Vitec Software Group AB, Class B	3,304	91,600
	Volati AB	3,354	30,290
TOTAL SWEDEN			7,752,421
SWITZERLAND — (7.9%)
	Accelleron Industries AG (ACLN SW)	23,434	2,510,714
	APG SGA SA	377	87,165
*	Aryzta AG	7,819	625,705
	Avolta AG	12,335	681,676
*	Basilea Pharmaceutica Ag Allschwil	1,679	116,867
#	Belimo Holding AG	3,044	2,787,570
	Bossard Holding AG, Class A	1,719	351,350
	Burckhardt Compression Holding AG	999	668,961
	Burkhalter Holding AG	567	134,614
*	Cicor Technologies Ltd.	563	99,262

39

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Cie Financiere Tradition SA, Class BR	1,124	$422,994
#	Coltene Holding AG	468	27,946
	Daetwyler Holding AG, Class BR	1,738	349,078
	dormakaba Holding AG	9,890	658,531
#	Emmi AG	646	676,049
	Flughafen Zurich AG	217	61,619
	Georg Fischer AG	20,427	1,117,379
	Helvetia Baloise Holding AG	1,768	484,757
	Inficon Holding AG	5,830	1,079,135
	Interroll Holding AG	26	54,460
	Kardex Holding AG	2,288	817,474
#	Logitech International SA (LOGI US)	15,515	1,540,329
Ω	Medacta Group SA	2,186	396,640
	Mobilezone Holding AG	13,132	244,466
*	Orior AG	1,085	18,068
	SFS Group AG	754	114,875
	Siegfried Holding AG	14,370	1,449,325
*	SIG Group AG	5,780	93,661
#	SKAN Group AG	1,676	97,916
#	Softwareone Holding AG SWON SW	11,538	102,102
	Sonova Holding AG	2,804	614,659
#	Stadler Rail AG	1,352	39,497
	Sulzer AG	3,893	741,026
	Swissquote Group Holding SA	2,575	1,303,179
	Temenos AG	20,126	1,908,820
Ω	VAT Group AG	4,282	3,216,854
	VZ Holding AG	4,613	899,972
#	Ypsomed Holding AG	905	316,179
	Zehnder Group AG	633	53,466
TOTAL SWITZERLAND			26,964,340
UNITED KINGDOM — (11.6%)
	4imprint Group PLC	7,740	383,715
	AG Barr PLC	8,921	78,131
	AJ Bell PLC	81,220	569,946
Ω	Alfa Financial Software Holdings PLC	29,356	59,233
*	AO World PLC	44,960	53,701
#	Ashtead Technology Holdings PLC	16,300	105,480
	Atalaya Mining Copper SA	14,815	149,770
Ω	Autotrader Group PLC	67,676	455,251
	B&M European Value Retail PLC	100,457	229,545
		Shares	Value»
UNITED KINGDOM — (Continued)
	Babcock International Group PLC	197,394	$2,973,792
*	Burberry Group PLC	51,422	815,973
	Bytes Technology Group PLC (BYIT LN)	63,833	264,048
	Chemring Group PLC	22,499	159,518
	Clarkson PLC	6,119	402,329
Ω	CMC Markets PLC	6,551	32,930
	Coats Group PLC	431,804	489,791
	Computacenter PLC	24,476	1,239,227
Ω	Convatec Group PLC	207,723	595,713
	Cranswick PLC	15,010	1,098,802
	CVS Group PLC	19,843	314,413
	Domino's Pizza Group PLC	38,703	102,193
	dotdigital group PLC	13,805	8,763
	Dr. Martens PLC	33,197	28,028
	Dunelm Group PLC	37,158	379,941
	Endeavour Mining PLC	13,437	773,764
	Energean PLC	41,424	502,284
	FDM Group Holdings PLC	26,704	37,932
	Firstgroup PLC	50,890	112,751
	Foresight Group Holdings Ltd.	7,357	39,994
*	Frontier Developments PLC	557	2,353
	Galliford Try Holdings PLC	15,138	107,797
	Games Workshop Group PLC	8,702	2,308,002
*	Gaming Realms PLC	34,011	15,695
	Gamma Communications PLC	23,390	287,083
	Greencore Group PLC GNC LN	56,544	193,983
#	Greggs PLC	27,873	576,663
	Harbour Energy PLC	21,824	86,791
	Hays PLC	24,031	10,884
*	Helios Towers PLC	94,805	258,262
	Hikma Pharmaceuticals PLC	6,167	117,253
	Hill & Smith PLC	23,052	810,607
	Hilton Food Group PLC	12,790	93,844
	Hochschild Mining PLC	52,640	449,417
	Hollywood Bowl Group PLC	42,980	148,696

40

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Howden Joinery Group PLC	123,221	$1,300,018
	ICG PLC	3,019	74,433
	IG Group Holdings PLC	55,816	1,140,605
	IMI PLC	56,929	2,168,315
	Inchcape PLC	100,016	1,128,404
	IntegraFin Holdings PLC	50,715	224,289
	International Workplace Group PLC	220,696	555,580
	Ithaca Energy PLC	32,169	117,694
	ITV PLC	83,980	91,382
#	J D Wetherspoon PLC	24,584	196,873
#	James Halstead PLC	93,307	172,907
	Johnson Service Group PLC	84,067	146,877
	Kainos Group PLC	23,032	260,597
	Keller Group PLC	5,340	162,321
	Kier Group PLC	33,860	94,230
	Lion Finance Group PLC	3,388	507,744
	LSL Property Services PLC	13,847	41,781
Ω	Luceco PLC	32,411	95,717
	M&G PLC	668	2,745
	Man Group PLC	118,131	408,184
	McBride PLC	35,139	74,563
	Me Group International PLC	62,186	123,878
	Mitie Group PLC	393,366	932,757
	MONY Group PLC	143,431	348,447
	Morgan Advanced Materials PLC	24,962	74,227
	Morgan Sindall Group PLC	6,631	424,018
	Mortgage Advice Bureau Holdings Ltd.	8,498	61,263
	MP Evans Group PLC	476	11,621
	Next 15 Group PLC	4,456	14,481
	Nichols PLC	1,075	14,285
	Ninety One PLC	79,471	233,214
	Oxford Instruments PLC	2,598	101,430
	Pagegroup PLC	85,989	156,775
	Pan African Resources PLC	436,133	832,842
#	PayPoint PLC	13,593	117,607
*	Pinewood Technologies Group PLC	11,571	39,273
	Plus500 Ltd.	27,850	1,691,710
		Shares	Value»
UNITED KINGDOM — (Continued)
	Polar Capital Holdings PLC	20,109	$187,420
	QinetiQ Group PLC	84,863	514,269
	Record PLC	14,254	10,835
	Renew Holdings PLC	19,291	239,234
	Rightmove PLC	121,046	714,230
	Rotork PLC	221,063	929,233
	RS Group PLC	59,247	486,680
*	Saga PLC	8,904	71,199
	Serco Group PLC	185,303	711,280
	Softcat PLC	32,618	612,441
	Spirax Group PLC	6,543	638,577
	SSP Group PLC	178,241	385,690
	Tatton Asset Management PLC	9,729	82,037
	Telecom Plus PLC	19,737	315,442
*Ω	Trainline PLC	42,264	135,476
*Ω	Trustpilot Group PLC	55,554	195,301
	Volex PLC	11,005	89,819
	Volution Group PLC	65,907	552,692
	WAG Payment Solutions PLC	3,902	6,115
*Ω	Watches of Switzerland Group PLC	17,744	124,189
	WH Smith PLC	33,990	238,773
	Wickes Group PLC	71,296	193,775
	XPS Pensions Group PLC	28,217	116,314
	YouGov PLC	3,542	9,204
TOTAL UNITED KINGDOM			39,627,600
UNITED STATES — (0.6%)
*	Coeur Mining, Inc. CDE CN	43,936	789,221
*	Coeur Mining, Inc. CDE US	33,172	596,101
	Sunococorp LLC	10,480	698,793
TOTAL UNITED STATES			2,084,115
TOTAL COMMON STOCKS			312,524,526
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
	FUCHS SE, 2.913%	16,206	763,405
TOTAL INVESTMENT SECURITIES (Cost $222,942,398)			313,287,931

41

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (8.2%)
@§	The DFA Short Term Investment Fund	2,410,470	$27,877,083
TOTAL INVESTMENTS — (100.0%)
(Cost $250,822,995)			$341,165,014
As of April 30, 2026, the value of Rule 144A securities amounted to $14,280,235 or 4.5% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$240,109	$18,374,465	$35,281	$18,649,855
Austria	—	5,348,026	—	5,348,026
Belgium	—	4,555,297	—	4,555,297
Canada	43,951,713	—	—	43,951,713
Denmark	—	6,816,148	—	6,816,148
Finland	—	8,412,787	—	8,412,787
France	—	18,212,749	—	18,212,749
Germany	—	18,058,864	—	18,058,864
Hong Kong	—	5,099,496	—	5,099,496
Ireland	—	1,199,048	—	1,199,048
Israel	—	3,031,102	—	3,031,102
Italy	—	14,438,984	—	14,438,984
Japan	17,225	66,833,632	—	66,850,857
Netherlands	696,873	4,474,596	—	5,171,469
New Zealand	—	933,491	—	933,491
Norway	43,048	2,419,897	—	2,462,945
Portugal	—	678,407	—	678,407
Singapore	—	3,801,387	—	3,801,387
Spain	—	8,423,425	—	8,423,425
Sweden	—	7,752,421	—	7,752,421
Switzerland	1,540,329	25,424,011	—	26,964,340
United Kingdom	773,764	38,853,836	—	39,627,600
United States	2,084,115	—	—	2,084,115
Preferred Stocks
Germany	—	763,405	—	763,405
Securities Lending Collateral	—	27,877,083	—	27,877,083
Total Investments in Securities	$49,347,176	$291,782,557	$35,281˂˃	$341,165,014

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
42

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $42,648,951, $158,945,500, $106,932,178 and $47,668,534 of securities on loan, respectively)	$4,336,874,133	$1,922,429,731	$1,380,478,769	$313,287,931
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $43,510,525, $162,890,212, $106,619,754 and $27,880,597, respectively)	43,508,621	162,887,488	106,619,200	27,877,083
Cash Collateral from Securities on Loan	—	—	—	4,771,245
Segregated Cash for Futures Contracts	2,195,119	—	1,181,987	—
Foreign Currencies at Value	—	—	1,249,330	421,389
Cash	—	48	23,187,154	933,009
Receivables:
Investment Securities Sold	6,506,858	4,614,562	2,019,680	883,835
Dividends and Interest	1,656,194	298,543	6,645,618	1,671,889
Securities Lending Income	5,762	18,969	44,517	37,898
Fund Shares Sold	2,056,168	1,771,253	3,181,503	56,916
Futures Variation Margin	346,887	—	—	—
Unrealized Gain on Foreign Currency Contracts	—	—	3,353	605
Prepaid Expenses and Other Assets	44,305	25,829	20,124	38,879
Total Assets	4,393,194,047	2,092,046,423	1,524,631,235	349,980,679
LIABILITIES:
Payables:
Upon Return of Securities Loaned	43,513,145	162,896,716	106,639,343	32,662,509
Investment Securities Purchased	2,711,977	1,788,630	5,493,227	491,120
Fund Shares Redeemed	6,412,764	4,093,775	313,633	496,332
Due to Advisor	522,623	429,434	253,898	99,575
Due to Directors'/Trustees'	38,549	15,595	10,239	2,928
Due to CCO	474	208	149	35
Futures Variation Margin	—	—	947,590	—
Unrealized Loss on Foreign Currency Contracts	—	—	6,636	1,576
Accrued Expenses and Other Liabilities	56,126	18,944	14,744	21,225
Total Liabilities	53,255,658	169,243,302	113,679,459	33,775,300
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,339,938,389	$1,922,803,121	$1,410,951,776	$316,205,379
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 97,822,392, 59,119,178, 68,513,404 and 16,094,553, respectively, $0.01 Par Value (1)Ж	$44.37	$32.52	$20.59	$19.65
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Investment Securities at Cost	$2,674,008,307	$1,423,356,504	$937,552,258	$222,942,398
Foreign Currencies at Cost	$—	$—	$1,247,904	$419,915
NET ASSETS CONSIST OF:
Paid-In Capital	$2,386,940,284	$1,369,173,702	$1,005,285,386	$231,498,996
Total Distributable Earnings (Loss)	1,952,998,105	553,629,419	405,666,390	84,706,383
NET ASSETS	$4,339,938,389	$1,922,803,121	$1,410,951,776	$316,205,379

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
43

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	U.S. Large Cap Growth Portfolio	U.S. Small Cap Growth Portfolio	International Large Cap Growth Portfolio	International Small Cap Growth Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $790, $1,391,263 and $326,377, respectively)	$23,187,568	$6,193,688	$13,905,401	$2,709,225
Dividend Income from Affiliates	836,473	2,053,339	986,284	425,088
Income from Securities Lending, Net	35,924	118,353	152,530	160,059
Total Investment Income	24,059,965	8,365,380	15,044,215	3,294,372
Fund Expenses
Investment Management Fees	3,157,115	2,553,042	1,406,464	587,341
Accounting Fees	47,737	20,833	16,488	8,019
Custodian Fees	21,258	13,834	36,035	22,149
Transfer Agent Fees
Institutional Class Shares	10,372	4,447	2,935	800
Shareholder Servicing Fees
Institutional Class Shares	318,400	96,639	73,283	15,711
Filing Fees
Institutional Class Shares	32,998	25,655	15,400	11,002
Shareholders' Reports
Institutional Class Shares	44,409	30,230	24,170	15,588
Directors'/Trustees' Fees & Expenses	18,330	7,739	5,081	1,311
CCO Fees	1,202	519	352	86
Professional Fees	25,511	10,550	6,886	1,869
Reflow Fees	170,055	38,894	8,110	11,356
Other	12,864	5,661	9,291	2,496
Total Fund Expenses	3,860,251	2,808,043	1,604,495	677,728
Fees Paid Indirectly (Note C)	—	—	15,504	—
Net Expenses	3,860,251	2,808,043	1,588,991	677,728
Net Investment Income (Loss)	20,199,714	5,557,337	13,455,224	2,616,644
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(48,443,941)	(49,575,466)	(7,855,439)	5,758,782
Affiliated Investment Companies Shares Sold	(5,752)	(17,776)	(8,328)	(879)
Futures	(220,397)	1,352,416	(251,796)	171,426
Foreign Currency Transactions	—	—	(41,941)	2,047
In-Kind Redemptions	354,121,878	145,387,196	790,140	4,334,118
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(201,241,033)	45,485,166	74,336,501	12,248,888
Affiliated Investment Companies Shares	(1,905)	(2,724)	(554)	(3,514)
Futures	1,339,533	—	120,399	(370)
Translation of Foreign Currency-Denominated Amounts	—	—	162,456	31,597
Net Realized and Unrealized Gain (Loss)	105,548,383	142,628,812	67,251,438	22,542,095
Net Increase (Decrease) in Net Assets Resulting from Operations	$125,748,097	$148,186,149	$80,706,662	$25,158,739
See accompanying Notes to Financial Statements.
44

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,199,714	$39,250,548	$5,557,337	$10,043,735
Net Realized Gain (Loss) on:
Investment Securities Sold	(48,443,941)	(14,346,881)	(49,575,466)	(18,757,316)
Affiliated Investment Companies Shares Sold	(5,752)	4,708	(17,776)	11,322
Futures	(220,397)	5,957,815	1,352,416	295,018
In-Kind Redemptions	354,121,878	240,900,356	145,387,196	69,369,837
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(201,241,033)	258,439,113	45,485,166	35,158,570
Affiliated Investment Companies Shares	(1,905)	—	(2,724)	(365)
Futures	1,339,533	1,189,566	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	125,748,097	531,395,225	148,186,149	96,120,801
Distributions:
Institutional Class Shares	(17,929,717)	(35,100,410)	(5,231,002)	(9,545,122)
Capital Share Transactions (1):
Shares Issued	874,677,020	1,345,805,820	521,387,001	717,733,856
Shares Issued in Lieu of Cash Distributions	17,821,962	34,855,286	5,095,588	9,224,138
Shares Redeemed	(987,216,712)	(1,111,324,206)	(481,463,118)	(450,263,836)
Net Increase (Decrease) from Capital Share Transactions	(94,717,730)	269,336,900	45,019,471	276,694,158
Total Increase (Decrease) in Net Assets	13,100,650	765,631,715	187,974,618	363,269,837
Net Assets
Beginning of Period	4,326,837,739	3,561,206,024	1,734,828,503	1,371,558,666
End of Period	$4,339,938,389	$4,326,837,739	$1,922,803,121	$1,734,828,503
(1) Shares Issued and Redeemed:
Shares Issued	20,318,225	33,248,800	16,760,496	24,626,432
Shares Issued in Lieu of Cash Distributions	435,770	872,692	169,685	319,850
Shares Redeemed	(22,982,282)	(27,987,251)	(15,482,685)	(15,537,591)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,228,287)	6,134,241	1,447,496	9,408,691
See accompanying Notes to Financial Statements.
45

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,455,224	$19,446,722	$2,616,644	$5,785,152
Net Realized Gain (Loss) on:
Investment Securities Sold	(7,855,439)	2,394,108	5,758,782	1,590,579
Affiliated Investment Companies Shares Sold	(8,328)	2,597	(879)	1,842
Futures	(251,796)	132,672	171,426	49,118
Foreign Currency Transactions	(41,941)	69,207	2,047	40,197
In-Kind Redemptions	790,140	—	4,334,118	1,021,957
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	74,336,501	163,154,130	12,248,888	43,669,036
Affiliated Investment Companies Shares	(554)	(79)	(3,514)	(289)
Futures	120,399	43,152	(370)	15,697
Translation of Foreign Currency-Denominated Amounts	162,456	162,907	31,597	37,247
Net Increase (Decrease) in Net Assets Resulting from Operations	80,706,662	185,405,416	25,158,739	52,210,536
Distributions:
Institutional Class Shares	(8,691,515)	(18,935,250)	(1,824,449)	(6,665,152)
Capital Share Transactions (1):
Shares Issued	293,414,997	246,843,818	34,706,488	46,261,618
Shares Issued in Lieu of Cash Distributions	8,667,685	18,893,549	1,804,403	6,585,203
Shares Redeemed	(113,767,420)	(165,041,658)	(39,068,674)	(62,042,351)
Net Increase (Decrease) from Capital Share Transactions	188,315,262	100,695,709	(2,557,783)	(9,195,530)
Total Increase (Decrease) in Net Assets	260,330,409	267,165,875	20,776,507	36,349,854
Net Assets
Beginning of Period	1,150,621,367	883,455,492	295,428,872	259,079,018
End of Period	$1,410,951,776	$1,150,621,367	$316,205,379	$295,428,872
(1) Shares Issued and Redeemed:
Shares Issued	14,575,601	13,939,260	1,819,373	2,740,582
Shares Issued in Lieu of Cash Distributions	446,242	1,040,079	98,540	391,232
Shares Redeemed	(5,676,461)	(9,355,321)	(2,058,050)	(3,759,260)
Net Increase (Decrease) from Shares Issued and Redeemed	9,345,382	5,624,018	(140,137)	(627,446)
See accompanying Notes to Financial Statements.
46

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$43.25	$37.92	$27.65	$26.68	$32.74	$24.35
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.42	0.43	0.44	0.41	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	1.10	5.28	10.42	2.67	(4.02)	8.37
Total from Investment Operations	1.30	5.70	10.85	3.11	(3.61)	8.77
Less Distributions:
Net Investment Income	(0.18)	(0.37)	(0.40)	(0.39)	(0.38)	(0.38)
Net Realized Gains	—	—	(0.18)	(1.75)	(2.07)	—
Total Distributions	(0.18)	(0.37)	(0.58)	(2.14)	(2.45)	(0.38)
Net Asset Value, End of Period	$44.37	$43.25	$37.92	$27.65	$26.68	$32.74
Total Return	3.05%(B)	15.13%	39.51%	12.01%	(12.12%)	36.20%
Net Assets, End of Period (thousands)	$4,339,938	$4,326,838	$3,561,206	$2,710,534	$2,355,314	$2,942,457
Ratio of Expenses to Average Net Assets	0.18%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	0.96%(C)	1.06%	1.25%	1.58%	1.43%	1.35%
Portfolio Turnover Rate	8%(B)	10%	11%	13%	13%	11%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
47

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$30.08	$28.42	$21.43	$22.21	$27.98	$18.67
Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.19	0.20	0.19	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	2.44	1.65	6.98	(0.09)	(3.83)	9.30
Total from Investment Operations	2.53	1.84	7.18	0.10	(3.66)	9.46
Less Distributions:
Net Investment Income	(0.09)	(0.18)	(0.19)	(0.19)	(0.17)	(0.15)
Net Realized Gains	—	—	—	(0.69)	(1.94)	—
Total Distributions	(0.09)	(0.18)	(0.19)	(0.88)	(2.11)	(0.15)
Net Asset Value, End of Period	$32.52	$30.08	$28.42	$21.43	$22.21	$27.98
Total Return	8.43%(B)	6.51%	33.58%	0.33%	(14.10%)	50.76%
Net Assets, End of Period (thousands)	$1,922,803	$1,734,829	$1,371,559	$843,451	$829,017	$984,629
Ratio of Expenses to Average Net Assets	0.31%(C)	0.31%	0.32%	0.32%	0.33%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.31%(C)	0.31%	0.32%	0.32%	0.33%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.61%(C)	0.66%	0.75%	0.85%	0.74%	0.64%
Portfolio Turnover Rate	11%(B)	18%	16%	25%	30%	29%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
48

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$19.45	$16.50	$13.79	$12.57	$17.35	$13.40
Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.34	0.33	0.31	0.38	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	1.06	2.95	2.68	1.21	(4.80)	3.93
Total from Investment Operations	1.28	3.29	3.01	1.52	(4.42)	4.24
Less Distributions:
Net Investment Income	(0.14)	(0.34)	(0.30)	(0.30)	(0.36)	(0.29)
Total Distributions	(0.14)	(0.34)	(0.30)	(0.30)	(0.36)	(0.29)
Net Asset Value, End of Period	$20.59	$19.45	$16.50	$13.79	$12.57	$17.35
Total Return	6.65%(B)	20.08%	21.86%	11.97%	(25.63%)	31.77%
Net Assets, End of Period (thousands)	$1,410,952	$1,150,621	$883,455	$555,628	$522,908	$662,401
Ratio of Expenses to Average Net Assets	0.26%(C)	0.26%	0.27%	0.28%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26%(C)	0.27%	0.27%	0.28%	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.20%(C)	1.95%	2.01%	2.15%	2.55%	1.86%
Portfolio Turnover Rate	6%(B)	13%	14%	15%	17%	14%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
49

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$18.20	$15.36	$12.81	$12.50	$20.04	$14.79
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.35	0.31	0.29	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	1.40	2.90	2.58	0.31	(6.67)	5.23
Total from Investment Operations	1.56	3.25	2.89	0.60	(6.34)	5.50
Less Distributions:
Net Investment Income	(0.11)	(0.41)	(0.34)	(0.29)	(0.29)	(0.25)
Net Realized Gains	—	—	—	—	(0.91)	—
Total Distributions	(0.11)	(0.41)	(0.34)	(0.29)	(1.20)	(0.25)
Net Asset Value, End of Period	$19.65	$18.20	$15.36	$12.81	$12.50	$20.04
Total Return	8.64%(B)	21.39%	22.62%	4.58%	(33.14%)	37.31%
Net Assets, End of Period (thousands)	$316,205	$295,429	$259,079	$233,052	$238,123	$267,467
Ratio of Expenses to Average Net Assets	0.45%(C)	0.45%	0.45%	0.48%	0.53%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45%(C)	0.45%	0.45%	0.49%	0.53%	0.56%
Ratio of Net Investment Income to Average Net Assets	1.74%(C)	2.13%	2.06%	2.05%	2.10%	1.45%
Portfolio Turnover Rate	11%(B)	20%	23%	23%	32%	24%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
50

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and three operational  portfolios as of April 30, 2026, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (collectively, the “Portfolios”),  are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the "Board"). Fair value pricing
51

may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated
52

as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis.
The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
5. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.28%
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.39%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee
53

Waiver Agreement for the Portfolios will remain in effect through February 28, 2027, and may only be terminated by the Board prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.
During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The Portfolios did not waive fees/assume expenses or recover previously waived fees/expenses assumed during the six months ended April 30, 2026, and have no previously waived fees/expenses assumed subject to future recovery by the Advisor. At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Cap Growth Portfolio	0.20%	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—
International Large Cap Growth Portfolio	0.30%	—	—
International Small Cap Growth Portfolio	0.52%	—	—
Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2026, expenses reduced were as follows:
Fees Paid Indirectly
International Large Cap Growth Portfolio	$15,504
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
U.S. Large Cap Growth Portfolio	$17,721
U.S. Small Cap Growth Portfolio	6,963
International Large Cap Growth Portfolio	4,623
International Small Cap Growth Portfolio	1,417

54

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities:
	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$771,744,474	$322,144,983
U.S. Small Cap Growth Portfolio	473,362,949	201,974,337
International Large Cap Growth Portfolio	252,137,481	79,442,547
International Small Cap Growth Portfolio	37,776,562	32,788,353
There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$8,913,708	$382,898,422	$348,295,852	$(5,752)	$(1,905)	$43,508,621	3,762,094	$836,473	—
Total	$8,913,708	$382,898,422	$348,295,852	$(5,752)	$(1,905)	$43,508,621		$836,473	—
U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$105,345,115	$369,894,955	$312,332,082	$(17,776)	$(2,724)	$162,887,488	14,084,521	$2,053,339	—
Total	$105,345,115	$369,894,955	$312,332,082	$(17,776)	$(2,724)	$162,887,488		$2,053,339	—
International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$47,596,330	$273,624,913	$214,593,161	$(8,328)	$(554)	$106,619,200	9,219,127	$986,284	—
Total	$47,596,330	$273,624,913	$214,593,161	$(8,328)	$(554)	$106,619,200		$986,284	—
International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$10,055,066	$52,857,838	$35,031,428	$(879)	$(3,514)	$27,877,083	2,410,470	$425,088	—
Total	$10,055,066	$52,857,838	$35,031,428	$(879)	$(3,514)	$27,877,083		$425,088	—
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F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio
2024	$38,395,817	$17,700,226	$56,096,043
2025	35,100,410	—	35,100,410
U.S. Small Cap Growth Portfolio
2024	8,390,590	—	8,390,590
2025	9,545,122	—	9,545,122
International Large Cap Growth Portfolio
2024	14,300,405	—	14,300,405
2025	18,935,250	—	18,935,250
International Small Cap Growth Portfolio
2024	5,940,276	—	5,940,276
2025	6,665,152	—	6,665,152

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	$230,688	—	$(19,161,459)	$1,864,123,760	$1,845,192,989
U.S. Small Cap Growth Portfolio	—	—	(43,849,562)	454,528,780	410,679,218
International Large Cap Growth Portfolio	5,560,932	—	(36,042,183)	364,135,811	333,654,560
56

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
International Small Cap Growth Portfolio	$1,009,075	—	$(15,590,988)	$75,954,907	$61,372,994
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
U.S. Large Cap Growth Portfolio	$19,161,459
U.S. Small Cap Growth Portfolio	43,849,562
International Large Cap Growth Portfolio	36,042,183
International Small Cap Growth Portfolio	15,590,988
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
International Large Cap Growth Portfolio	$2,594,567
International Small Cap Growth Portfolio	1,465,333

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$2,718,419,588	$1,721,611,144	$(58,747,222)	$1,662,863,922
U.S. Small Cap Growth Portfolio	1,585,305,997	564,985,098	(65,914,595)	499,070,503
International Large Cap Growth Portfolio	1,049,264,624	460,295,669	(17,830,654)	442,465,015
International Small Cap Growth Portfolio	252,992,710	107,951,813	(17,614,933)	90,336,880
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
U.S. Large Cap Growth Portfolio	$30,573,934
International Large Cap Growth Portfolio	3,979,189
International Small Cap Growth Portfolio	343,981

*	Average Notional Value of futures contracts.
The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1),*
U.S. Large Cap Growth Portfolio	$2,256,979	$2,256,979
International Large Cap Growth Portfolio	141,708	141,708

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
58

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$(220,397)	$(220,397)
U.S. Small Cap Growth Portfolio	1,352,416	1,352,416
International Large Cap Growth Portfolio	(251,796)	(251,796)
International Small Cap Growth Portfolio	171,426	171,426

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$1,339,533	$1,339,533
International Large Cap Growth Portfolio	120,399	120,399
International Small Cap Growth Portfolio	(370)	(370)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
59

For the six months ended April 30, 2026, borrowings by the following Portfolio under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
International Small Cap Growth Portfolio	4.53%	$289,686	7	$260	$1,069,700	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Portfolio’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Portfolios under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$89,934,250	$123,466,047	$(16,222,974)
U.S. Small Cap Growth Portfolio	68,931,434	95,279,396	(27,036,116)
International Large Cap Growth Portfolio	60,834,781	27,330,994	(2,507,032)
International Small Cap Growth Portfolio	7,007,521	12,840,841	3,134,212
J. Securities Lending:
As of April 30, 2026, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received  non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
International Large Cap Growth Portfolio	$4,916,557
60

Non-Cash Collateral Market Value
International Small Cap Growth Portfolio	$17,985,573

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the six months ended April 30, 2026, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:
U.S. Large Cap Growth Portfolio	$354,121,878
U.S. Small Cap Growth Portfolio	145,387,196
International Large Cap Growth Portfolio	790,140
International Small Cap Growth Portfolio	4,334,118
61

M. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker (“CODM”). Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
U.S. Large Cap Growth Portfolio	3	80%	0%
U.S. Small Cap Growth Portfolio	3	57%	0%
International Large Cap Growth Portfolio	2	62%	0%
International Small Cap Growth Portfolio	4	82%	29%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
62

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the six months ended April 30, 2026, the Portfolios' activity in the program was as follows:
	Value of Purchases	Service Fees
U.S. Large Cap Growth Portfolio	$121,468,120	$170,055
U.S. Small Cap Growth Portfolio	27,781,363	38,894
International Large Cap Growth Portfolio	5,793,020	8,110
International Small Cap Growth Portfolio	8,111,355	11,356
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
63

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
64

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
65

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
66

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
67

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
68

DFA-043026-011S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2070 Target Date Retirement Income Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Footnotes
†	See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

1

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (14.2%)
U.S. Large Company Portfolio	86,941	$4,160,133
U.S. Core Equity 1 Portfolio	78,183	4,155,399
TOTAL DOMESTIC EQUITIES		8,315,532
INTERNATIONAL EQUITIES — (5.9%)
Large Cap International Portfolio	41,026	1,539,706
Emerging Markets Core Equity 2 Portfolio	34,571	1,157,412
International Core Equity 2 Portfolio	34,898	768,807
TOTAL INTERNATIONAL EQUITIES		3,465,925
FIXED INCOME (DOMESTIC) — (79.8%)
DFA Inflation-Protected Securities Portfolio	2,477,525	27,946,486
DFA One-Year Fixed Income Portfolio	1,819,177	18,646,564
TOTAL FIXED INCOME (DOMESTIC)		46,593,050
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $50,598,019)		$58,374,507

MONEY MARKET FUNDS — (0.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $41,503)	41,503	41,503
TOTAL INVESTMENTS — (100.0%) (Cost $50,639,522)		$58,416,010
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$58,374,507	—	—	$58,374,507
Money Market Funds	41,503	—	—	41,503
Total Investments in Securities	$58,416,010	—	—	$58,416,010
See accompanying Notes to Financial Statements.
2

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (16.8%)
U.S. Large Company Portfolio	38,111	$1,823,607
U.S. Core Equity 1 Portfolio	34,259	1,820,885
TOTAL DOMESTIC EQUITIES		3,644,492
INTERNATIONAL EQUITIES — (7.1%)
Large Cap International Portfolio	18,099	679,261
Emerging Markets Core Equity 2 Portfolio	15,200	508,874
International Core Equity 2 Portfolio	15,422	339,753
TOTAL INTERNATIONAL EQUITIES		1,527,888
FIXED INCOME (DOMESTIC) — (76.0%)
DFA Inflation-Protected Securities Portfolio	1,456,427	16,428,494
DFA One-Year Fixed Income Portfolio	239	2,452
TOTAL FIXED INCOME (DOMESTIC)		16,430,946
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,177,987)		$21,603,326

MONEY MARKET FUNDS — (0.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $11,525)	11,525	11,525
TOTAL INVESTMENTS — (100.0%) (Cost $18,189,512)		$21,614,851
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$21,603,326	—	—	$21,603,326
Money Market Funds	11,525	—	—	11,525
Total Investments in Securities	$21,614,851	—	—	$21,614,851
See accompanying Notes to Financial Statements.
3

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (17.8%)
U.S. Core Equity 1 Portfolio	94,450	$5,019,999
U.S. Large Company Portfolio	104,702	5,010,000
TOTAL DOMESTIC EQUITIES		10,029,999
INTERNATIONAL EQUITIES — (7.4%)
Large Cap International Portfolio	49,543	1,859,342
Emerging Markets Core Equity 2 Portfolio	41,744	1,397,605
International Core Equity 2 Portfolio	42,179	929,194
TOTAL INTERNATIONAL EQUITIES		4,186,141
FIXED INCOME (DOMESTIC) — (74.8%)
DFA Inflation-Protected Securities Portfolio	3,281,906	37,019,899
DFA LTIP Portfolio	1,009,938	5,140,586
TOTAL FIXED INCOME (DOMESTIC)		42,160,485
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $48,283,830)		$56,376,625
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$56,376,625	—	—	$56,376,625
Total Investments in Securities	$56,376,625	—	—	$56,376,625
See accompanying Notes to Financial Statements.
4

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (17.8%)
U.S. Core Equity 1 Portfolio	187,056	$9,942,001
U.S. Large Company Portfolio	207,356	9,922,002
TOTAL DOMESTIC EQUITIES		19,864,003
INTERNATIONAL EQUITIES — (7.4%)
Large Cap International Portfolio	98,092	3,681,408
Emerging Markets Core Equity 2 Portfolio	82,917	2,776,051
International Core Equity 2 Portfolio	83,507	1,839,657
TOTAL INTERNATIONAL EQUITIES		8,297,116
FIXED INCOME (DOMESTIC) — (74.7%)
DFA Inflation-Protected Securities Portfolio	5,632,977	63,539,978
DFA LTIP Portfolio	3,934,936	20,028,825
TOTAL FIXED INCOME (DOMESTIC)		83,568,803
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $96,609,534)		$111,729,922

MONEY MARKET FUNDS — (0.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $106,516)	106,516	106,516
TOTAL INVESTMENTS — (100.0%) (Cost $96,716,050)		$111,836,438
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$111,729,922	—	—	$111,729,922
Money Market Funds	106,516	—	—	106,516
Total Investments in Securities	$111,836,438	—	—	$111,836,438
See accompanying Notes to Financial Statements.
5

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (25.3%)
U.S. Core Equity 1 Portfolio	366,959	$19,503,889
U.S. Large Company Portfolio	407,381	19,493,172
TOTAL DOMESTIC EQUITIES		38,997,061
INTERNATIONAL EQUITIES — (10.8%)
Large Cap International Portfolio	197,636	7,417,255
Emerging Markets Core Equity 2 Portfolio	165,300	5,534,252
International Core Equity 2 Portfolio	168,479	3,711,592
TOTAL INTERNATIONAL EQUITIES		16,663,099
FIXED INCOME (DOMESTIC) — (59.9%)
DFA Inflation-Protected Securities Portfolio	4,262,186	48,077,461
DFA LTIP Portfolio	8,671,098	44,135,887
TOTAL FIXED INCOME (DOMESTIC)		92,213,348
FIXED INCOME (INTERNATIONAL) — (3.9%)
DFA Short-Term Extended Quality Portfolio	286,174	2,984,803
DFA Two-Year Global Fixed Income Portfolio	303,971	2,978,913
TOTAL FIXED INCOME (INTERNATIONAL)		5,963,716
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $126,108,683)		$153,837,224

MONEY MARKET FUNDS — (0.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $138,564)	138,564	138,564
TOTAL INVESTMENTS — (100.0%) (Cost $126,247,247)		$153,975,788
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$153,837,224	—	—	$153,837,224
Money Market Funds	138,564	—	—	138,564
Total Investments in Securities	$153,975,788	—	—	$153,975,788
See accompanying Notes to Financial Statements.
6

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (34.6%)
U.S. Core Equity 1 Portfolio	639,389	$33,983,533
U.S. Large Company Portfolio	709,823	33,965,018
TOTAL DOMESTIC EQUITIES		67,948,551
INTERNATIONAL EQUITIES — (14.7%)
Large Cap International Portfolio	342,048	12,837,043
Emerging Markets Core Equity 2 Portfolio	287,121	9,612,800
International Core Equity 2 Portfolio	292,626	6,446,562
TOTAL INTERNATIONAL EQUITIES		28,896,405
FIXED INCOME (DOMESTIC) — (41.6%)
DFA LTIP Portfolio	12,356,564	62,894,910
DFA Inflation-Protected Securities Portfolio	1,670,519	18,843,455
TOTAL FIXED INCOME (DOMESTIC)		81,738,365
FIXED INCOME (INTERNATIONAL) — (9.0%)
DFA Short-Term Extended Quality Portfolio	843,014	8,792,640
DFA Two-Year Global Fixed Income Portfolio	895,438	8,775,292
TOTAL FIXED INCOME (INTERNATIONAL)		17,567,932
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $153,877,636)		$196,151,253

MONEY MARKET FUNDS — (0.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $163,718)	163,718	163,718
TOTAL INVESTMENTS — (100.0%) (Cost $154,041,354)		$196,314,971
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$196,151,253	—	—	$196,151,253
Money Market Funds	163,718	—	—	163,718
Total Investments in Securities	$196,314,971	—	—	$196,314,971
See accompanying Notes to Financial Statements.
7

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (44.7%)
U.S. Large Company Portfolio	948,229	$45,372,758
U.S. Core Equity 1 Portfolio	851,662	45,265,863
TOTAL DOMESTIC EQUITIES		90,638,621
INTERNATIONAL EQUITIES — (18.8%)
Large Cap International Portfolio	452,908	16,997,634
Emerging Markets Core Equity 2 Portfolio	376,945	12,620,100
International Core Equity 2 Portfolio	383,559	8,449,813
TOTAL INTERNATIONAL EQUITIES		38,067,547
FIXED INCOME (DOMESTIC) — (22.6%)
DFA LTIP Portfolio	9,006,662	45,843,911
FIXED INCOME (INTERNATIONAL) — (13.9%)
DFA Short-Term Extended Quality Portfolio	1,351,645	14,097,656
DFA Two-Year Global Fixed Income Portfolio	1,435,701	14,069,872
TOTAL FIXED INCOME (INTERNATIONAL)		28,167,528
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,846,434)		$202,717,607

MONEY MARKET FUNDS — (0.0%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $73,325)	73,325	73,325
TOTAL INVESTMENTS — (100.0%) (Cost $132,919,759)		$202,790,932
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$202,717,607	—	—	$202,717,607
Money Market Funds	73,325	—	—	73,325
Total Investments in Securities	$202,790,932	—	—	$202,790,932
See accompanying Notes to Financial Statements.
8

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (53.6%)
U.S. Large Company Portfolio	1,325,492	$63,424,792
U.S. Core Equity 1 Portfolio	1,188,976	63,194,077
TOTAL DOMESTIC EQUITIES		126,618,869
INTERNATIONAL EQUITIES — (22.4%)
Large Cap International Portfolio	629,789	23,635,987
Emerging Markets Core Equity 2 Portfolio	526,213	17,617,589
International Core Equity 2 Portfolio	534,912	11,784,116
TOTAL INTERNATIONAL EQUITIES		53,037,692
FIXED INCOME (DOMESTIC) — (4.8%)
DFA LTIP Portfolio	2,221,194	11,305,877
FIXED INCOME (INTERNATIONAL) — (19.1%)
DFA Two-Year Global Fixed Income Portfolio	2,298,350	22,523,834
DFA Short-Term Extended Quality Portfolio	2,157,743	22,505,262
TOTAL FIXED INCOME (INTERNATIONAL)		45,029,096
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $147,289,499)		$235,991,534

MONEY MARKET FUNDS — (0.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $155,097)	155,097	155,097
TOTAL INVESTMENTS — (100.0%) (Cost $147,444,596)		$236,146,631
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$235,991,534	—	—	$235,991,534
Money Market Funds	155,097	—	—	155,097
Total Investments in Securities	$236,146,631	—	—	$236,146,631
See accompanying Notes to Financial Statements.
9

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (62.6%)
U.S. Core Equity 1 Portfolio	1,230,053	$65,377,337
U.S. Large Company Portfolio	1,366,272	65,376,103
TOTAL DOMESTIC EQUITIES		130,753,440
INTERNATIONAL EQUITIES — (26.2%)
Large Cap International Portfolio	646,167	24,250,640
Emerging Markets Core Equity 2 Portfolio	545,956	18,278,595
International Core Equity 2 Portfolio	549,888	12,114,043
TOTAL INTERNATIONAL EQUITIES		54,643,278
FIXED INCOME (INTERNATIONAL) — (11.1%)
DFA Short-Term Extended Quality Portfolio	1,116,666	11,646,830
DFA Two-Year Global Fixed Income Portfolio	1,188,161	11,643,972
TOTAL FIXED INCOME (INTERNATIONAL)		23,290,802
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $121,545,514)		$208,687,520

MONEY MARKET FUNDS — (0.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $143,140)	143,140	143,140
TOTAL INVESTMENTS — (100.0%) (Cost $121,688,654)		$208,830,660
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$208,687,520	—	—	$208,687,520
Money Market Funds	143,140	—	—	143,140
Total Investments in Securities	$208,830,660	—	—	$208,830,660
See accompanying Notes to Financial Statements.
10

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (67.1%)
U.S. Core Equity 1 Portfolio	950,412	$50,514,398
U.S. Large Company Portfolio	1,053,558	50,412,753
TOTAL DOMESTIC EQUITIES		100,927,151
INTERNATIONAL EQUITIES — (28.0%)
Large Cap International Portfolio	497,986	18,689,412
Emerging Markets Core Equity 2 Portfolio	419,989	14,061,224
International Core Equity 2 Portfolio	423,927	9,339,113
TOTAL INTERNATIONAL EQUITIES		42,089,749
FIXED INCOME (INTERNATIONAL) — (4.9%)
DFA Short-Term Extended Quality Portfolio	356,590	3,719,237
DFA Two-Year Global Fixed Income Portfolio	379,148	3,715,653
TOTAL FIXED INCOME (INTERNATIONAL)		7,434,890
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $92,408,776)		$150,451,790
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$150,451,790	—	—	$150,451,790
Total Investments in Securities	$150,451,790	—	—	$150,451,790
See accompanying Notes to Financial Statements.
11

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (67.0%)
U.S. Large Company Portfolio	909,558	$43,522,348
U.S. Core Equity 1 Portfolio	817,082	43,427,879
TOTAL DOMESTIC EQUITIES		86,950,227
INTERNATIONAL EQUITIES — (28.0%)
Large Cap International Portfolio	429,620	16,123,646
Emerging Markets Core Equity 2 Portfolio	363,140	12,157,930
International Core Equity 2 Portfolio	365,718	8,056,761
TOTAL INTERNATIONAL EQUITIES		36,338,337
FIXED INCOME (INTERNATIONAL) — (4.9%)
DFA Two-Year Global Fixed Income Portfolio	327,529	3,209,786
DFA Short-Term Extended Quality Portfolio	307,178	3,203,868
TOTAL FIXED INCOME (INTERNATIONAL)		6,413,654
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $81,761,449)		$129,702,218

MONEY MARKET FUNDS — (0.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $113,210)	113,210	113,210
TOTAL INVESTMENTS — (100.0%) (Cost $81,874,659)		$129,815,428
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$129,702,218	—	—	$129,702,218
Money Market Funds	113,210	—	—	113,210
Total Investments in Securities	$129,815,428	—	—	$129,815,428
See accompanying Notes to Financial Statements.
12

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
DOMESTIC EQUITIES — (66.9%)
U.S. Core Equity 1 Portfolio	320,245	$17,021,055
U.S. Large Company Portfolio	355,002	16,986,843
TOTAL DOMESTIC EQUITIES		34,007,898
INTERNATIONAL EQUITIES — (28.0%)
Large Cap International Portfolio	167,809	6,297,885
Emerging Markets Core Equity 2 Portfolio	141,864	4,749,607
International Core Equity 2 Portfolio	142,871	3,147,437
TOTAL INTERNATIONAL EQUITIES		14,194,929
FIXED INCOME (INTERNATIONAL) — (4.9%)
DFA Short-Term Extended Quality Portfolio	120,149	1,253,154
DFA Two-Year Global Fixed Income Portfolio	127,812	1,252,558
TOTAL FIXED INCOME (INTERNATIONAL)		2,505,712
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $37,625,263)		$50,708,539

MONEY MARKET FUNDS — (0.2%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $102,040)	102,040	102,040
TOTAL INVESTMENTS — (100.0%) (Cost $37,727,303)		$50,810,579
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$50,708,539	—	—	$50,708,539
Money Market Funds	102,040	—	—	102,040
Total Investments in Securities	$50,810,579	—	—	$50,810,579
See accompanying Notes to Financial Statements.
13

Dimensional 2070 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
DOMESTIC EQUITIES — (66.8%)
U.S. Core Equity 1 Portfolio	6,330	$336,428
U.S. Large Company Portfolio	7,018	335,814
TOTAL DOMESTIC EQUITIES		672,242
INTERNATIONAL EQUITIES — (27.8%)
Large Cap International Portfolio	3,299	123,802
Emerging Markets Core Equity 2 Portfolio	2,786	93,264
International Core Equity 2 Portfolio	2,855	62,905
TOTAL INTERNATIONAL EQUITIES		279,971
FIXED INCOME (INTERNATIONAL) — (5.1%)
DFA Two-Year Global Fixed Income Portfolio	2,965	29,060
DFA Short-Term Extended Quality Portfolio	2,095	21,849
TOTAL FIXED INCOME (INTERNATIONAL)		50,909
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $921,733)		$1,003,122

MONEY MARKET FUNDS — (0.3%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600% (Cost $2,969)	2,969	2,969
TOTAL INVESTMENTS — (100.0%) (Cost $924,702)		$1,006,091
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,003,122	—	—	$1,003,122
Money Market Funds	2,969	—	—	2,969
Total Investments in Securities	$1,006,091	—	—	$1,006,091
See accompanying Notes to Financial Statements.
14

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Dimensional Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$58,374,507	$21,603,326	$56,376,625
Investment Securities at Value	41,503	11,525	—
Cash	—	—	33
Receivables:
Affiliated Investment Companies Sold	—	—	316,344
Dividends and Interest	115	35	79
Fund Shares Sold	7,536	7,305	22,622
Due from Advisor	1,828	1,962	828
Prepaid Expenses and Other Assets	9,215	8,026	8,375
Total Assets	58,434,704	21,632,179	56,724,906
LIABILITIES:
Payables:
Due to Custodian	19	—	—
Affiliated Investment Companies Purchased	12,139	—	—
Fund Shares Redeemed	1,350	4	5,976
Due to Directors'/Trustees'	710	278	761
Due to CCO	7	2	6
Line of Credit	—	—	281,034
Accrued Expenses and Other Liabilities	1,356	5,715	7,406
Total Liabilities	15,581	5,999	295,183
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$58,419,123	$21,626,180	$56,429,723
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 4,742,650, 1,865,044 and 4,912,019, respectively, $0.01 Par Value (1)Ж	$12.32	$11.60	$11.49
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$50,598,019	$18,177,987	$48,283,830
Investment Securities at Cost	$41,503	$11,525	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$54,988,931	$18,170,994	$50,854,848
Total Distributable Earnings (Loss)	3,430,192	3,455,186	5,574,875
NET ASSETS	$58,419,123	$21,626,180	$56,429,723

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
15

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
ASSETS:
Investments in Affiliated Investment Companies at Value	$111,729,922	$153,837,224	$196,151,253	$202,717,607
Investment Securities at Value	106,516	138,564	163,718	73,325
Receivables:
Dividends and Interest	174	297	520	585
Fund Shares Sold	49,914	117,977	208,789	199,944
Prepaid Expenses and Other Assets	8,897	9,167	8,455	8,496
Total Assets	111,895,423	154,103,229	196,532,735	202,999,957
LIABILITIES:
Payables:
Due to Custodian	—	14	29	—
Affiliated Investment Companies Purchased	42,636	50,538	55,551	—
Fund Shares Redeemed	13,556	21,113	66,184	215,902
Due to Directors'/Trustees'	1,437	1,850	2,006	2,049
Due to CCO	13	17	22	22
Accrued Expenses and Other Liabilities	6,871	9,710	8,778	8,912
Total Liabilities	64,513	83,242	132,570	226,885
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$111,830,910	$154,019,987	$196,400,165	$202,773,072
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 9,695,509, 12,384,662, 13,564,174 and 11,364,049, respectively, $0.01 Par Value (1)Ж	$11.53	$12.44	$14.48	$17.84
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$96,609,534	$126,108,683	$153,877,636	$132,846,434
Investment Securities at Cost	$106,516	$138,564	$163,718	$73,325
NET ASSETS CONSIST OF:
Paid-In Capital	$106,503,893	$142,823,412	$161,643,347	$136,632,837
Total Distributable Earnings (Loss)	5,327,017	11,196,575	34,756,818	66,140,235
NET ASSETS	$111,830,910	$154,019,987	$196,400,165	$202,773,072

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
16

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$235,991,534	$208,687,520	$150,451,790	$129,702,218	$50,708,539
Investment Securities at Value	155,097	143,140	—	113,210	102,040
Cash	—	—	61	—	—
Receivables:
Affiliated Investment Companies Sold	—	—	191,400	—	—
Dividends and Interest	610	626	607	619	292
Fund Shares Sold	239,329	362,457	318,256	470,426	101,132
Due from Advisor	—	—	—	—	759
Prepaid Expenses and Other Assets	8,510	8,638	8,441	8,335	11,116
Total Assets	236,395,080	209,202,381	150,970,555	130,294,808	50,923,878
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	28,460	30,462	—	39,348	71,286
Fund Shares Redeemed	53,245	25,602	189,136	60,662	105,085
Due to Advisor	—	—	—	1,973	—
Due to Directors'/Trustees'	2,056	1,784	1,212	996	329
Due to CCO	26	22	16	14	5
Line of Credit	—	—	109,013	—	—
Accrued Expenses and Other Liabilities	7,786	7,769	6,977	6,945	6,154
Total Liabilities	91,573	65,639	306,354	109,938	182,859
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$236,303,507	$209,136,742	$150,664,201	$130,184,870	$50,741,019
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 10,639,889, 8,824,825, 6,124,501, 5,257,101 and 2,719,386, respectively, $0.01 Par Value (1)Ж	$22.21	$23.70	$24.60	$24.76	$18.66
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$147,289,499	$121,545,514	$92,408,776	$81,761,449	$37,625,263
Investment Securities at Cost	$155,097	$143,140	$—	$113,210	$102,040
NET ASSETS CONSIST OF:
Paid-In Capital	$147,624,719	$122,170,997	$93,619,927	$83,761,262	$37,637,032
Total Distributable Earnings (Loss)	88,678,788	86,965,745	57,044,274	46,423,608	13,103,987
NET ASSETS	$236,303,507	$209,136,742	$150,664,201	$130,184,870	$50,741,019

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
17

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

Dimensional 2070 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,003,122
Investment Securities at Value	2,969
Cash	87
Receivables:
Dividends and Interest	66
Fund Shares Sold	6,643
Due from Advisor	2,042
Prepaid Expenses and Other Assets	16,547
Total Assets	1,031,476
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	2,553
Fund Shares Redeemed	228
Due to Directors'/Trustees'	2
Accrued Expenses and Other Liabilities	2,457
Total Liabilities	5,240
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,026,236
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 81,357Ж	$12.61
(1) NUMBER OF SHARES AUTHORIZED	800,000,000
Investments in Affiliated Investment Companies at Cost	$921,733
Investment Securities at Cost	$2,969
NET ASSETS CONSIST OF:
Paid-In Capital	$945,030
Total Distributable Earnings (Loss)	81,206
NET ASSETS	$1,026,236

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
18

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Dimensional Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Dividends	$639	$316	$512
Dividend Income from Affiliates	829,503	231,285	644,223
Total Investment Income	830,142	231,601	644,735
Expenses
Accounting Fees	1,685	1,493	1,589
Custodian Fees	768	582	739
Transfer Agent Fees
Institutional Class Shares	197	86	185
Shareholder Servicing Fees
Institutional Class Shares	3,512	939	1,733
Filing Fees
Institutional Class Shares	11,683	9,001	9,759
Shareholders' Reports
Institutional Class Shares	5,949	4,321	5,233
Directors'/Trustees' Fees & Expenses	289	107	282
CCO Fees	18	6	16
Professional Fees	225	88	233
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	371	7	296
Other	2,727	1,971	2,622
Total Expenses	27,424	18,601	22,687
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	8,147	11,949	5,283
Net Expenses	19,277	6,652	17,404
Net Investment Income (Loss)	810,865	224,949	627,331
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,566,153	626,739	788,549
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(506,150)	(202,177)	53,143
Net Realized and Unrealized Gain (Loss)	1,060,003	424,562	841,692
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,870,868	$649,511	$1,469,023
See accompanying Notes to Financial Statements.
19

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Dividends	$1,122	$1,929	$2,742	$2,868
Dividend Income from Affiliates	1,363,031	1,990,812	2,458,350	2,385,583
Total Investment Income	1,364,153	1,992,741	2,461,092	2,388,451
Expenses
Accounting Fees	1,743	1,797	1,792	1,800
Custodian Fees	1,088	1,048	795	830
Transfer Agent Fees
Institutional Class Shares	341	449	522	555
Shareholder Servicing Fees
Institutional Class Shares	3,537	3,538	4,686	5,926
Filing Fees
Institutional Class Shares	11,019	9,720	9,616	9,660
Shareholders' Reports
Institutional Class Shares	4,811	5,051	5,019	5,012
Directors'/Trustees' Fees & Expenses	555	744	873	914
CCO Fees	33	44	54	56
Professional Fees	459	613	717	752
Other	3,833	3,873	3,637	3,766
Total Expenses	27,419	26,877	27,711	29,271
Net Expenses	27,419	26,877	27,711	29,271
Net Investment Income (Loss)	1,336,734	1,965,864	2,433,381	2,359,180
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,325,263	2,281,926	3,176,618	4,393,316
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(278,942)	(728,342)	659,242	3,089,505
Net Realized and Unrealized Gain (Loss)	1,046,321	1,553,584	3,835,860	7,482,821
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,383,055	$3,519,448	$6,269,241	$9,842,001
See accompanying Notes to Financial Statements.
20

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Dividends	$4,099	$3,883	$3,111	$2,857	$1,661
Dividend Income from Affiliates	2,320,283	1,693,578	1,120,623	933,823	352,399
Total Investment Income	2,324,382	1,697,461	1,123,734	936,680	354,060
Expenses
Accounting Fees	1,770	1,715	1,607	1,566	1,444
Custodian Fees	770	742	875	847	889
Transfer Agent Fees
Institutional Class Shares	589	517	374	314	128
Shareholder Servicing Fees
Institutional Class Shares	6,815	6,055	4,378	4,303	697
Filing Fees
Institutional Class Shares	9,785	9,764	9,562	9,368	8,955
Shareholders' Reports
Institutional Class Shares	5,021	4,929	4,709	4,689	4,332
Directors'/Trustees' Fees & Expenses	982	858	607	499	179
CCO Fees	64	56	40	34	13
Professional Fees	804	703	496	407	146
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	—	11,408	—
Other	4,100	4,484	3,384	2,687	1,970
Total Expenses	30,700	29,823	26,032	36,122	18,753
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	—	—	906	5,519
Net Expenses	30,700	29,823	26,032	35,216	13,234
Net Investment Income (Loss)	2,293,682	1,667,638	1,097,702	901,464	340,826
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	2,587,796	2,263,634	609,584	227,948	78,073
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	11,343,923	12,717,487	10,829,411	9,449,594	3,607,216
Net Realized and Unrealized Gain (Loss)	13,931,719	14,981,121	11,438,995	9,677,542	3,685,289
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,225,401	$16,648,759	$12,536,697	$10,579,006	$4,026,115
See accompanying Notes to Financial Statements.
21

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

Dimensional 2070 Target Date Retirement Income Fund
Investment Income
Dividends	$1,119
Dividend Income from Affiliates	6,109
Total Investment Income	7,228
Expenses
Accounting Fees	1,385
Custodian Fees	706
Transfer Agent Fees
Institutional Class Shares	17
Shareholder Servicing Fees
Institutional Class Shares	1
Filing Fees
Institutional Class Shares	6,733
Shareholders' Reports
Institutional Class Shares	3,866
Directors'/Trustees' Fees & Expenses	2
Professional Fees	1
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	95
Other	387
Total Expenses	25,117
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	24,870
Net Expenses	247
Net Investment Income (Loss)	6,981
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(362)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	69,548
Net Realized and Unrealized Gain (Loss)	69,186
Net Increase (Decrease) in Net Assets Resulting from Operations	$76,167
See accompanying Notes to Financial Statements.
22

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$810,865	$1,845,926	$224,949	$671,087
Capital Gain Distributions Received from Affiliated Investment Companies	—	1,081	—	809
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,566,153	(144,276)	626,739	878,070
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(506,150)	3,138,107	(202,177)	683,298
Net Increase (Decrease) in Net Assets Resulting from Operations	1,870,868	4,840,838	649,511	2,233,264
Distributions:
Institutional Class Shares	(802,598)	(1,789,171)	(933,833)	(1,216,423)
Capital Share Transactions (1):
Shares Issued	3,800,916	35,634,426	1,284,996	2,264,756
Shares Issued in Lieu of Cash Distributions	802,598	1,789,171	933,833	1,216,424
Shares Redeemed	(17,145,643)	(16,240,556)	(4,407,509)	(8,074,977)
Net Increase (Decrease) from Capital Share Transactions	(12,542,129)	21,183,041	(2,188,680)	(4,593,797)
Total Increase (Decrease) in Net Assets	(11,473,859)	24,234,708	(2,473,002)	(3,576,956)
Net Assets
Beginning of Period	69,892,982	45,658,274	24,099,182	27,676,138
End of Period	$58,419,123	$69,892,982	$21,626,180	$24,099,182
(1) Shares Issued and Redeemed:
Shares Issued	313,886	3,044,420	111,782	199,619
Shares Issued in Lieu of Cash Distributions	66,901	151,965	83,083	108,845
Shares Redeemed	(1,411,896)	(1,390,974)	(384,999)	(720,205)
Net Increase (Decrease) from Shares Issued and Redeemed	(1,031,109)	1,805,411	(190,134)	(411,741)
See accompanying Notes to Financial Statements.
23

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional 2020 Target Date Retirement Income Fund		Dimensional 2025 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$627,331	$1,941,945	$1,336,734	$4,102,948
Capital Gain Distributions Received from Affiliated Investment Companies	—	2,000	—	4,234
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	788,549	1,939,127	1,325,263	(522,294)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	53,143	1,661,917	(278,942)	6,163,689
Net Increase (Decrease) in Net Assets Resulting from Operations	1,469,023	5,544,989	2,383,055	9,748,577
Distributions:
Institutional Class Shares	(2,236,014)	(3,017,523)	(3,629,087)	(6,240,509)
Capital Share Transactions (1):
Shares Issued	2,236,690	4,845,552	6,934,737	25,772,486
Shares Issued in Lieu of Cash Distributions	2,236,015	3,017,523	3,629,087	6,240,416
Shares Redeemed	(8,232,264)	(22,853,971)	(21,632,137)	(59,373,509)
Net Increase (Decrease) from Capital Share Transactions	(3,759,559)	(14,990,896)	(11,068,313)	(27,360,607)
Total Increase (Decrease) in Net Assets	(4,526,550)	(12,463,430)	(12,314,345)	(23,852,539)
Net Assets
Beginning of Period	60,956,273	73,419,703	124,145,255	147,997,794
End of Period	$56,429,723	$60,956,273	$111,830,910	$124,145,255
(1) Shares Issued and Redeemed:
Shares Issued	196,553	435,443	607,646	2,300,647
Shares Issued in Lieu of Cash Distributions	200,555	270,997	323,748	557,536
Shares Redeemed	(725,919)	(2,039,982)	(1,887,897)	(5,313,638)
Net Increase (Decrease) from Shares Issued and Redeemed	(328,811)	(1,333,542)	(956,503)	(2,455,455)
See accompanying Notes to Financial Statements.
24

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional 2030 Target Date Retirement Income Fund		Dimensional 2035 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,965,864	$5,916,291	$2,433,381	$6,469,257
Capital Gain Distributions Received from Affiliated Investment Companies	—	8,851	—	12,115
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	2,281,926	2,400,534	3,176,618	4,341,158
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(728,342)	5,993,489	659,242	9,161,123
Net Increase (Decrease) in Net Assets Resulting from Operations	3,519,448	14,319,165	6,269,241	19,983,653
Distributions:
Institutional Class Shares	(7,234,621)	(11,303,892)	(8,896,643)	(8,998,629)
Capital Share Transactions (1):
Shares Issued	14,272,664	36,933,281	20,383,285	36,213,115
Shares Issued in Lieu of Cash Distributions	7,234,621	11,302,524	8,896,643	8,998,629
Shares Redeemed	(30,150,629)	(78,415,161)	(29,338,365)	(50,202,205)
Net Increase (Decrease) from Capital Share Transactions	(8,643,344)	(30,179,356)	(58,437)	(4,990,461)
Total Increase (Decrease) in Net Assets	(12,358,517)	(27,164,083)	(2,685,839)	5,994,563
Net Assets
Beginning of Period	166,378,504	193,542,587	199,086,004	193,091,441
End of Period	$154,019,987	$166,378,504	$196,400,165	$199,086,004
(1) Shares Issued and Redeemed:
Shares Issued	1,155,789	3,033,853	1,425,679	2,621,318
Shares Issued in Lieu of Cash Distributions	600,520	931,076	638,620	647,589
Shares Redeemed	(2,433,557)	(6,455,373)	(2,040,318)	(3,629,667)
Net Increase (Decrease) from Shares Issued and Redeemed	(677,248)	(2,490,444)	23,981	(360,760)
See accompanying Notes to Financial Statements.
25

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,359,180	$6,008,935	$2,293,682	$4,810,245
Capital Gain Distributions Received from Affiliated Investment Companies	—	16,049	—	17,775
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	4,393,316	707,442	2,587,796	1,642,023
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,089,505	19,407,195	11,343,923	26,725,808
Net Increase (Decrease) in Net Assets Resulting from Operations	9,842,001	26,139,621	16,225,401	33,195,851
Distributions:
Institutional Class Shares	(6,548,691)	(7,507,791)	(3,859,119)	(6,568,666)
Capital Share Transactions (1):
Shares Issued	19,028,241	41,861,317	28,960,291	54,882,411
Shares Issued in Lieu of Cash Distributions	6,547,415	7,501,580	3,854,923	6,563,426
Shares Redeemed	(37,295,009)	(60,242,029)	(35,055,626)	(47,270,840)
Net Increase (Decrease) from Capital Share Transactions	(11,719,353)	(10,879,132)	(2,240,412)	14,174,997
Total Increase (Decrease) in Net Assets	(8,426,043)	7,752,698	10,125,870	40,802,182
Net Assets
Beginning of Period	211,199,115	203,446,417	226,177,637	185,375,455
End of Period	$202,773,072	$211,199,115	$236,303,507	$226,177,637
(1) Shares Issued and Redeemed:
Shares Issued	1,097,070	2,582,004	1,360,655	2,864,847
Shares Issued in Lieu of Cash Distributions	385,707	457,607	185,116	339,620
Shares Redeemed	(2,143,842)	(3,721,160)	(1,644,629)	(2,444,843)
Net Increase (Decrease) from Shares Issued and Redeemed	(661,065)	(681,549)	(98,858)	759,624
See accompanying Notes to Financial Statements.
26

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional 2050 Target Date Retirement Income Fund		Dimensional 2055 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,667,638	$3,516,642	$1,097,702	$2,245,055
Capital Gain Distributions Received from Affiliated Investment Companies	—	18,514	—	12,525
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	2,263,634	1,328,564	609,584	282,088
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	12,717,487	27,515,223	10,829,411	20,428,580
Net Increase (Decrease) in Net Assets Resulting from Operations	16,648,759	32,378,943	12,536,697	22,968,248
Distributions:
Institutional Class Shares	(2,988,148)	(4,523,108)	(1,444,745)	(2,905,725)
Capital Share Transactions (1):
Shares Issued	29,219,817	47,611,040	24,356,506	43,347,652
Shares Issued in Lieu of Cash Distributions	2,988,148	4,521,698	1,444,745	2,905,725
Shares Redeemed	(34,168,223)	(45,352,715)	(28,061,193)	(31,839,769)
Net Increase (Decrease) from Capital Share Transactions	(1,960,258)	6,780,023	(2,259,942)	14,413,608
Total Increase (Decrease) in Net Assets	11,700,353	34,635,858	8,832,010	34,476,131
Net Assets
Beginning of Period	197,436,389	162,800,531	141,832,191	107,356,060
End of Period	$209,136,742	$197,436,389	$150,664,201	$141,832,191
(1) Shares Issued and Redeemed:
Shares Issued	1,300,631	2,394,518	1,043,998	2,116,594
Shares Issued in Lieu of Cash Distributions	136,038	225,090	63,757	141,101
Shares Redeemed	(1,522,014)	(2,258,270)	(1,204,571)	(1,547,795)
Net Increase (Decrease) from Shares Issued and Redeemed	(85,345)	361,338	(96,816)	709,900
See accompanying Notes to Financial Statements.
27

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$901,464	$1,835,848	$340,826	$624,523
Capital Gain Distributions Received from Affiliated Investment Companies	—	10,236	—	3,079
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	227,948	274,103	78,073	123,695
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	9,449,594	16,757,425	3,607,216	5,870,358
Net Increase (Decrease) in Net Assets Resulting from Operations	10,579,006	18,877,612	4,026,115	6,621,655
Distributions:
Institutional Class Shares	(1,224,310)	(2,346,131)	(465,923)	(708,666)
Capital Share Transactions (1):
Shares Issued	23,973,430	40,514,851	12,096,327	22,393,801
Shares Issued in Lieu of Cash Distributions	1,224,310	2,346,131	465,923	708,666
Shares Redeemed	(20,407,769)	(30,233,411)	(7,212,317)	(12,502,219)
Net Increase (Decrease) from Capital Share Transactions	4,789,971	12,627,571	5,349,933	10,600,248
Total Increase (Decrease) in Net Assets	14,144,667	29,159,052	8,910,125	16,513,237
Net Assets
Beginning of Period	116,040,203	86,881,151	41,830,894	25,317,657
End of Period	$130,184,870	$116,040,203	$50,741,019	$41,830,894
(1) Shares Issued and Redeemed:
Shares Issued	1,021,434	1,964,456	682,959	3,767,211
Shares Issued in Lieu of Cash Distributions	53,673	113,105	27,110	94,030
Shares Redeemed	(874,606)	(1,455,013)	(408,120)	(1,443,804)
Net Increase (Decrease) from Shares Issued and Redeemed	200,501	622,548	301,949	2,417,437
See accompanying Notes to Financial Statements.
28

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional 2070 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Period Jan 02, 2025Ʊ to Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,981	$1,897
Affiliated Investment Companies Shares Sold	(362)	(55)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	69,548	11,841
Net Increase (Decrease) in Net Assets Resulting from Operations	76,167	13,683
Distributions:
Institutional Class Shares	(7,096)	(1,490)
Capital Share Transactions (1):
Shares Issued	326,834	645,158
Shares Issued in Lieu of Cash Distributions	7,097	1,490
Shares Redeemed	(32,329)	(3,278)
Net Increase (Decrease) from Capital Share Transactions	301,602	643,370
Total Increase (Decrease) in Net Assets	370,673	655,563
Net Assets
Beginning of Period	655,563	—
End of Period	$1,026,236	$655,563
(1) Shares Issued and Redeemed:
Shares Issued	27,364	56,257
Shares Issued in Lieu of Cash Distributions	613	131
Shares Redeemed	(2,717)	(291)
Net Increase (Decrease) from Shares Issued and Redeemed	25,260	56,097
See accompanying Notes to Financial Statements.
29

30

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$12.11	$11.51	$10.61	$10.57	$12.24	$11.36
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.37	0.38	0.30	0.51	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21	0.59	0.90	0.06	(1.67)	0.89
Total from Investment Operations	0.36	0.96	1.28	0.36	(1.16)	1.20
Less Distributions:
Net Investment Income	(0.15)	(0.36)	(0.38)	(0.29)	(0.48)	(0.28)
Net Realized Gains	—	—	—	(0.03)	(0.03)	(0.04)
Total Distributions	(0.15)	(0.36)	(0.38)	(0.32)	(0.51)	(0.32)
Net Asset Value, End of Period	$12.32	$12.11	$11.51	$10.61	$10.57	$12.24
Total Return	2.97%(B)	8.48%	12.17%	3.39%	(9.59%)	10.60%
Net Assets, End of Period (thousands)	$58,419	$69,893	$45,658	$69,796	$87,883	$72,386
Ratio of Expenses to Average Net Assets *(C)	0.18%(D)	0.18%	0.18%	0.19%	0.19%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.21%(D)	0.27%	0.22%	0.22%	0.19%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.52%(D)	3.19%	3.42%	2.75%	4.43%	2.59%
Portfolio Turnover Rate	5%(B)	20%	16%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%(D)	0.12%	0.12%	0.13%	0.13%	0.14%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
31

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$11.73	$11.22	$10.17	$10.31	$13.18	$12.20
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.30	0.31	0.31	0.72	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22	0.75	1.16	(0.14)	(2.55)	1.27
Total from Investment Operations	0.34	1.05	1.47	0.17	(1.83)	1.74
Less Distributions:
Net Investment Income	(0.11)	(0.31)	(0.31)	(0.31)	(0.74)	(0.46)
Net Realized Gains	(0.36)	(0.23)	(0.11)	—	(0.30)	(0.30)
Total Distributions	(0.47)	(0.54)	(0.42)	(0.31)	(1.04)	(0.76)
Net Asset Value, End of Period	$11.60	$11.73	$11.22	$10.17	$10.31	$13.18
Total Return	3.02%(B)	9.61%	14.61%	1.58%	(14.53%)	14.68%
Net Assets, End of Period (thousands)	$21,626	$24,099	$27,676	$29,859	$33,536	$45,672
Ratio of Expenses to Average Net Assets *(C)	0.18%(D)	0.18%	0.17%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.29%(D)	0.27%	0.26%	0.24%	0.19%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.03%(D)	2.67%	2.84%	2.89%	6.02%	3.69%
Portfolio Turnover Rate	5%(B)	8%	12%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%(D)	0.12%	0.11%	0.11%	0.11%	0.12%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
32

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$11.63	$11.17	$9.99	$10.35	$13.80	$12.66
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.32	0.33	0.32	0.76	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	0.17	0.64	1.20	(0.29)	(3.01)	1.35
Total from Investment Operations	0.29	0.96	1.53	0.03	(2.25)	1.83
Less Distributions:
Net Investment Income	(0.12)	(0.33)	(0.33)	(0.32)	(0.76)	(0.48)
Net Realized Gains	(0.31)	(0.17)	(0.02)	(0.07)	(0.44)	(0.21)
Total Distributions	(0.43)	(0.50)	(0.35)	(0.39)	(1.20)	(0.69)
Net Asset Value, End of Period	$11.49	$11.63	$11.17	$9.99	$10.35	$13.80
Total Return	2.62%(B)	8.86%	15.43%	0.18%	(17.18%)	14.83%
Net Assets, End of Period (thousands)	$56,430	$60,956	$73,420	$85,897	$100,847	$131,477
Ratio of Expenses to Average Net Assets *(C)	0.18%(D)	0.18%	0.18%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.20%(D)	0.19%	0.20%	0.20%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.17%(D)	2.88%	3.06%	3.00%	6.20%	3.60%
Portfolio Turnover Rate	3%(B)	5%	7%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%(D)	0.12%	0.12%	0.13%	0.13%	0.13%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
33

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$11.65	$11.29	$10.08	$10.60	$14.79	$13.23
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.35	0.36	0.34	0.74	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	0.10	0.55	1.31	(0.37)	(3.56)	1.88
Total from Investment Operations	0.23	0.90	1.67	(0.03)	(2.82)	2.34
Less Distributions:
Net Investment Income	(0.13)	(0.36)	(0.36)	(0.34)	(0.72)	(0.46)
Net Realized Gains	(0.22)	(0.18)	(0.10)	(0.15)	(0.65)	(0.32)
Total Distributions	(0.35)	(0.54)	(0.46)	(0.49)	(1.37)	(0.78)
Net Asset Value, End of Period	$11.53	$11.65	$11.29	$10.08	$10.60	$14.79
Total Return	2.12%(B)	8.17%	16.68%	(0.51%)	(20.29%)	18.13%
Net Assets, End of Period (thousands)	$111,831	$124,145	$147,998	$149,572	$162,613	$184,318
Ratio of Expenses to Average Net Assets *(C)	0.17%(D)	0.16%	0.16%	0.18%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.17%(D)	0.16%	0.16%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.32%(D)	3.16%	3.28%	3.12%	5.77%	3.25%
Portfolio Turnover Rate	4%(B)	15%	14%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%(D)	0.12%	0.12%	0.12%	0.13%	0.13%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
34

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2030 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$12.74	$12.44	$10.76	$11.23	$15.61	$13.44
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.41	0.40	0.36	0.63	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	0.13	0.67	1.75	(0.32)	(3.87)	2.52
Total from Investment Operations	0.28	1.08	2.15	0.04	(3.24)	2.93
Less Distributions:
Net Investment Income	(0.16)	(0.42)	(0.40)	(0.35)	(0.62)	(0.40)
Net Realized Gains	(0.42)	(0.36)	(0.07)	(0.16)	(0.52)	(0.36)
Total Distributions	(0.58)	(0.78)	(0.47)	(0.51)	(1.14)	(0.76)
Net Asset Value, End of Period	$12.44	$12.74	$12.44	$10.76	$11.23	$15.61
Total Return	2.34%(B)	9.05%	20.18%	0.07%	(21.74%)	22.29%
Net Assets, End of Period (thousands)	$154,020	$166,379	$193,543	$176,242	$164,659	$190,639
Ratio of Expenses to Average Net Assets *(C)	0.17%(D)	0.16%	0.17%	0.18%	0.20%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.17%(D)	0.16%	0.17%	0.18%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.53%(D)	3.39%	3.32%	3.07%	4.71%	2.76%
Portfolio Turnover Rate	6%(B)	13%	17%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%(D)	0.13%	0.14%	0.14%	0.14%	0.15%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
35

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$14.70	$13.89	$11.73	$12.03	$16.02	$13.20
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.46	0.43	0.35	0.51	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	1.00	2.26	(0.08)	(3.72)	3.08
Total from Investment Operations	0.46	1.46	2.69	0.27	(3.21)	3.41
Less Distributions:
Net Investment Income	(0.18)	(0.46)	(0.42)	(0.34)	(0.49)	(0.32)
Net Realized Gains	(0.50)	(0.19)	(0.11)	(0.23)	(0.29)	(0.27)
Total Distributions	(0.68)	(0.65)	(0.53)	(0.57)	(0.78)	(0.59)
Net Asset Value, End of Period	$14.48	$14.70	$13.89	$11.73	$12.03	$16.02
Total Return	3.33%(B)	10.86%	23.16%	2.09%	(20.61%)	26.31%
Net Assets, End of Period (thousands)	$196,400	$199,086	$193,091	$163,995	$150,963	$161,715
Ratio of Expenses to Average Net Assets *(C)	0.17%(D)	0.17%	0.18%	0.20%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.17%(D)	0.17%	0.18%	0.20%	0.21%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.54%(D)	3.36%	3.21%	2.82%	3.62%	2.17%
Portfolio Turnover Rate	6%(B)	12%	16%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.14%(D)	0.14%	0.15%	0.15%	0.15%	0.16%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
36

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2040 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.56	$16.01	$13.29	$13.08	$16.27	$12.90
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.48	0.43	0.34	0.34	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.65	1.68	2.88	0.44	(2.97)	3.60
Total from Investment Operations	0.85	2.16	3.31	0.78	(2.63)	3.84
Less Distributions:
Net Investment Income	(0.20)	(0.49)	(0.42)	(0.32)	(0.33)	(0.23)
Net Realized Gains	(0.37)	(0.12)	(0.17)	(0.25)	(0.23)	(0.24)
Total Distributions	(0.57)	(0.61)	(0.59)	(0.57)	(0.56)	(0.47)
Net Asset Value, End of Period	$17.84	$17.56	$16.01	$13.29	$13.08	$16.27
Total Return	5.03%(B)	13.78%	25.19%	5.86%	(16.49%)	30.23%
Net Assets, End of Period (thousands)	$202,773	$211,199	$203,446	$147,907	$126,127	$127,722
Ratio of Expenses to Average Net Assets *(C)	0.18%(D)	0.18%	0.19%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.18%(D)	0.18%	0.19%	0.22%	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.37%(D)	2.97%	2.83%	2.43%	2.34%	1.55%
Portfolio Turnover Rate	6%(B)	13%	10%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.15%	0.15%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
37

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$21.06	$18.58	$15.10	$14.33	$17.24	$13.10
Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.45	0.41	0.32	0.28	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	1.29	2.67	3.68	1.04	(2.76)	4.35
Total from Investment Operations	1.51	3.12	4.09	1.36	(2.48)	4.59
Less Distributions:
Net Investment Income	(0.21)	(0.44)	(0.39)	(0.30)	(0.28)	(0.23)
Net Realized Gains	(0.15)	(0.20)	(0.22)	(0.29)	(0.15)	(0.22)
Total Distributions	(0.36)	(0.64)	(0.61)	(0.59)	(0.43)	(0.45)
Net Asset Value, End of Period	$22.21	$21.06	$18.58	$15.10	$14.33	$17.24
Total Return	7.30%(B)	17.13%	27.53%	9.53%	(14.64%)	35.48%
Net Assets, End of Period (thousands)	$236,304	$226,178	$185,375	$137,698	$106,103	$101,027
Ratio of Expenses to Average Net Assets *(C)	0.18%(D)	0.18%	0.20%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.18%(D)	0.18%	0.20%	0.22%	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.04%(D)	2.38%	2.33%	2.06%	1.77%	1.47%
Portfolio Turnover Rate	6%(B)	12%	13%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%(D)	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
38

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2050 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$22.16	$19.04	$15.00	$14.18	$17.27	$13.04
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.39	0.36	0.29	0.30	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.70	3.25	4.27	1.10	(2.97)	4.62
Total from Investment Operations	1.89	3.64	4.63	1.39	(2.67)	4.87
Less Distributions:
Net Investment Income	(0.19)	(0.39)	(0.35)	(0.28)	(0.29)	(0.25)
Net Realized Gains	(0.16)	(0.13)	(0.24)	(0.29)	(0.13)	(0.39)
Total Distributions	(0.35)	(0.52)	(0.59)	(0.57)	(0.42)	(0.64)
Net Asset Value, End of Period	$23.70	$22.16	$19.04	$15.00	$14.18	$17.27
Total Return	8.62%(B)	19.38%	31.29%	9.90%	(15.66%)	38.07%
Net Assets, End of Period (thousands)	$209,137	$197,436	$162,801	$105,541	$82,695	$73,989
Ratio of Expenses to Average Net Assets *(C)	0.19%(D)	0.18%	0.21%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.19%(D)	0.18%	0.21%	0.22%	0.22%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.71%(D)	1.97%	2.00%	1.92%	1.91%	1.56%
Portfolio Turnover Rate	10%(B)	11%	7%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%(D)	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
39

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$22.80	$19.48	$15.30	$14.46	$17.60	$13.06
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.37	0.36	0.30	0.31	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.85	3.45	4.38	1.12	(3.04)	4.67
Total from Investment Operations	2.03	3.82	4.74	1.42	(2.73)	4.93
Less Distributions:
Net Investment Income	(0.18)	(0.37)	(0.35)	(0.29)	(0.30)	(0.25)
Net Realized Gains	(0.05)	(0.13)	(0.21)	(0.29)	(0.11)	(0.14)
Total Distributions	(0.23)	(0.50)	(0.56)	(0.58)	(0.41)	(0.39)
Net Asset Value, End of Period	$24.60	$22.80	$19.48	$15.30	$14.46	$17.60
Total Return	9.03%(B)	19.91%	31.37%	9.85%	(15.71%)	38.10%
Net Assets, End of Period (thousands)	$150,664	$141,832	$107,356	$66,946	$46,676	$41,261
Ratio of Expenses to Average Net Assets *(C)	0.19%(D)	0.21%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.19%(D)	0.21%	0.22%	0.23%	0.24%	0.43%
Ratio of Net Investment Income to Average Net Assets	1.56%(D)	1.85%	1.95%	1.94%	1.92%	1.57%
Portfolio Turnover Rate	10%(B)	11%	10%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
40

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2060 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$22.95	$19.59	$15.40	$14.56	$17.71	$13.10
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.37	0.36	0.30	0.30	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.88	3.48	4.40	1.13	(3.05)	4.70
Total from Investment Operations	2.06	3.85	4.76	1.43	(2.75)	4.95
Less Distributions:
Net Investment Income	(0.18)	(0.37)	(0.35)	(0.29)	(0.30)	(0.25)
Net Realized Gains	(0.07)	(0.12)	(0.22)	(0.30)	(0.10)	(0.09)
Total Distributions	(0.25)	(0.49)	(0.57)	(0.59)	(0.40)	(0.34)
Net Asset Value, End of Period	$24.76	$22.95	$19.59	$15.40	$14.56	$17.71
Total Return	9.05%(B)	19.97%	31.35%	9.86%	(15.70%)	38.13%
Net Assets, End of Period (thousands)	$130,185	$116,040	$86,881	$52,502	$40,495	$37,559
Ratio of Expenses to Average Net Assets *(C)	0.21%(D)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.21%(D)	0.22%	0.23%	0.24%	0.26%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.54%(D)	1.84%	1.96%	1.93%	1.90%	1.55%
Portfolio Turnover Rate	9%(B)	12%	8%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
41

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30	$14.74	$11.44	$10.60	$12.82	$9.43
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.29	0.28	0.23	0.23	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	1.41	2.60	3.28	0.83	(2.23)	3.38
Total from Investment Operations	1.55	2.89	3.56	1.06	(2.00)	3.57
Less Distributions:
Net Investment Income	(0.14)	(0.28)	(0.26)	(0.21)	(0.22)	(0.18)
Net Realized Gains	(0.05)	(0.05)	—	(0.01)	(—)	—
Total Distributions	(0.19)	(0.33)	(0.26)	(0.22)	(0.22)	(0.18)
Net Asset Value, End of Period	$18.66	$17.30	$14.74	$11.44	$10.60	$12.82
Total Return	9.07%(B)	19.88%	31.27%	10.00%	(15.66%)	38.01%
Net Assets, End of Period (thousands)	$50,741	$41,831	$25,318	$9,677	$5,658	$2,483
Ratio of Expenses to Average Net Assets *(C)	0.21%(D)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.24%(D)	0.27%	0.37%	0.53%	0.85%	2.33%
Ratio of Net Investment Income to Average Net Assets	1.55%(D)	1.84%	2.00%	1.99%	1.98%	1.61%
Portfolio Turnover Rate	8%(B)	21%	8%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
42

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2070 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2026	Period Jan 2, 2025Ʊ to Oct 31, 2025
	(Unaudited)
Net Asset Value, Beginning of Period	$11.69	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.93	1.57
Total from Investment Operations	1.03	1.82
Less Distributions:
Net Investment Income	(0.11)	(0.13)
Total Distributions	(0.11)	(0.13)
Net Asset Value, End of Period	$12.61	$11.69
Total Return	8.88%(B)	18.24%(B)
Net Assets, End of Period (thousands)	$1,026	$656
Ratio of Expenses to Average Net Assets *(C)	0.21%(D)	0.22%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	6.26%(D)	88.32%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.70%(D)	2.65%(D)(E)
Portfolio Turnover Rate	4%(B)	1%(B)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.16%(D)
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
43

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund” or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, of which thirteen portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ financial statements are not covered by this report. Copies of the Underlying Funds’ financial statements are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2026, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/26
Dimensional Retirement Income Fund	DFA Inflation-Protected Securities Portfolio (IDG)	1
	DFA One-Year Fixed Income Portfolio (IDG)	—
	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—

Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	1
	DFA Inflation-Protected Securities Portfolio (IDG)	1

44

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/26
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	5
	DFA Inflation-Protected Securities Portfolio (IDG)	1

Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	11
	DFA Inflation-Protected Securities Portfolio (IDG)	1

Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	16
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	11

45

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/26
Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	3

Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
46

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/26
	International Core Equity 2 Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

Dimensional 2070 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
On February 7, 2025, the Dimensional Retirement Income Fund (the “Acquiring Portfolio”) acquired substantially all of the assets of the Dimensional 2010 Target Date Retirement Fund (the “Target Portfolio”) pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Acquiring Portfolio and the Target Portfolio since they had identical investment objectives and fundamental investment restrictions. The Target Portfolio was part of Dimensional’s suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Acquiring Portfolio.
The Reorganization was accomplished by a tax-free exchange of 919,548 shares of the Acquiring Portfolio for 925,097 shares of the Target Portfolio. The Target Portfolio had net assets immediately before the Reorganization of $10,726,556 including $1,296,398 of unrealized appreciation, which were combined with the Acquiring Portfolio’s net assets. Immediately before the Reorganization the Acquiring Portfolio’s net assets were $47,220,688, and immediately after the Reorganization the Acquiring Portfolio’s net assets were $57,947,244. The Acquiring Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 7, 2025. The cost basis of the investments received from the Target Portfolio was carried forward to the Acquiring Portfolio.
Assuming that the Reorganization had been completed on November 1, 2024, the Acquiring Portfolio’s proforma results of operations for the year ended October 31, 2025 would have been as follows:

Net Investment Income	$1,934
Net Realized Gain (Loss)	(116)
Change in Unrealized Appreciation (Depreciation)	4,434
Net Increase (Decrease) in Net Assets Resulting from Operations	6,252
Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Acquired Portfolio that have been included in the Portfolio’s Statement of Operations since February 7, 2025.
47

B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund (the “Board”); and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis.
48

4. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the six months ended April 30, 2026, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.
Pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover previously assumed expenses to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year expenses were assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously assumed expenses during the six months ended April 30, 2026, assumed expenses during the six months ended April 30, 2026, and previously assumed expenses subject to future recovery by the Advisor, are reflected below. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for previously assumed expenses by the Advisor more than thirty-six months before the date of such reimbursement.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses	Assumed Expenses
Dimensional Retirement Income Fund	0.06%	$371	$8,147
Dimensional 2015 Target Date Retirement Income Fund	0.06%	7	11,949
Dimensional 2020 Target Date Retirement Income Fund	0.06%	296	5,283
Dimensional 2025 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2030 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2035 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2040 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2045 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2050 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2055 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2060 Target Date Retirement Income Fund	0.06%	11,408	906
Dimensional 2065 Target Date Retirement Income Fund	0.06%	—	5,519
Dimensional 2070 Target Date Retirement Income Fund	0.06%	95	24,870

49

	Previously Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
Dimensional Retirement Income Fund	$12,399	$23,742	$53,983	$8,147	$98,271
Dimensional 2015 Target Date Retirement Income Fund	11,762	25,930	22,300	11,949	71,941
Dimensional 2020 Target Date Retirement Income Fund	5,867	14,687	7,740	5,283	33,577
Dimensional 2060 Target Date Retirement Income Fund	—	216	1,497	906	2,619
Dimensional 2065 Target Date Retirement Income Fund	12,158	27,297	18,540	5,519	63,514
Dimensional 2070 Target Date Retirement Income Fund	—	—	64,218	24,870	89,088

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
Dimensional Retirement Income Fund	$386
Dimensional 2015 Target Date Retirement Income Fund	140
Dimensional 2020 Target Date Retirement Income Fund	391
Dimensional 2025 Target Date Retirement Income Fund	721
Dimensional 2030 Target Date Retirement Income Fund	890
Dimensional 2035 Target Date Retirement Income Fund	939
Dimensional 2040 Target Date Retirement Income Fund	930
Dimensional 2045 Target Date Retirement Income Fund	924
Dimensional 2050 Target Date Retirement Income Fund	787
Dimensional 2055 Target Date Retirement Income Fund	529
Dimensional 2060 Target Date Retirement Income Fund	436
Dimensional 2065 Target Date Retirement Income Fund	137
Dimensional 2070 Target Date Retirement Income Fund	1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
50

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$33,385,369	$1,397,545	$6,788,783	$(59,048)	$11,403	$27,946,486	2,477,525	$355,648	—
DFA One-Year Fixed Income Portfolio	22,381,945	1,066,413	4,826,614	23,224	1,596	18,646,564	1,819,177	375,414	—
U.S. Large Company Portfolio	5,089,849	206,003	1,372,633	574,237	(337,323)	4,160,133	86,941	25,308	—
U.S. Core Equity 1 Portfolio	5,054,836	214,615	1,485,342	665,513	(294,223)	4,155,399	78,182	23,120	—
Large Cap International Portfolio	1,790,684	57,978	507,752	175,109	23,687	1,539,706	41,026	22,366	—
Emerging Markets Core Equity 2 Portfolio	1,269,862	41,495	324,568	97,846	72,777	1,157,412	34,570	15,514	—
International Core Equity 2 Portfolio	893,633	19,155	249,185	89,271	15,933	768,807	34,898	12,133	—
Total	$69,866,178	$3,003,204	$15,554,877	$1,566,152	$(506,150)	$58,374,507		$829,503	—
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$18,086,323	$742,102	$2,382,582	$(56,888)	$39,539	$16,428,494	1,456,427	$189,564	—
U.S. Large Company Portfolio	2,112,388	121,408	507,795	249,412	(151,806)	1,823,607	38,111	10,446	—
U.S. Core Equity 1 Portfolio	2,112,499	106,096	548,895	282,234	(131,049)	1,820,885	34,259	9,523	—
Large Cap International Portfolio	748,366	44,903	196,047	72,092	9,947	679,261	18,099	9,185	—
Emerging Markets Core Equity 2 Portfolio	530,710	38,012	130,183	44,698	25,637	508,874	15,199	6,396	—
International Core Equity 2 Portfolio	373,471	17,752	95,020	37,170	6,380	339,753	15,422	4,980	—
DFA One-Year Fixed Income Portfolio	—	252,374	249,525	(395)	(2)	2,452	239	1,191	—
DFA LTIP Portfolio	128,127	28,617	154,337	(1,584)	(823)	—	—	—	—
Total	$24,091,884	$1,351,264	$4,264,384	$626,739	$(202,177)	$21,603,326		$231,285	—
51

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$39,863,775	$766,939	$3,586,812	$(126,378)	$102,375	$37,019,899	3,281,906	$426,222	—
DFA LTIP Portfolio	5,910,946	420,363	834,048	(466,021)	109,346	5,140,586	1,009,938	108,582	—
U.S. Core Equity 1 Portfolio	5,460,433	123,987	982,103	587,144	(169,462)	5,019,999	94,450	25,893	—
U.S. Large Company Portfolio	5,457,782	183,333	903,592	485,927	(213,450)	5,010,000	104,702	28,303	—
Large Cap International Portfolio	1,928,181	88,135	379,334	145,065	77,295	1,859,342	49,543	24,675	—
Emerging Markets Core Equity 2 Portfolio	1,373,036	65,130	233,221	87,052	105,608	1,397,605	41,744	17,147	—
International Core Equity 2 Portfolio	964,419	31,840	184,256	75,760	41,431	929,194	42,179	13,401	—
Total	$60,958,572	$1,679,727	$7,103,366	$788,549	$53,143	$56,376,625		$644,223	—
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$70,170,903	$1,590,480	$8,189,363	$(314,605)	$282,563	$63,539,978	5,632,977	$722,546	—
DFA LTIP Portfolio	22,956,791	1,426,224	2,971,847	(1,748,635)	366,292	20,028,825	3,934,936	425,110	—
U.S. Core Equity 1 Portfolio	11,132,411	408,550	2,436,552	1,419,764	(582,172)	9,942,001	187,056	51,172	—
U.S. Large Company Portfolio	11,132,523	446,641	2,204,145	1,199,407	(652,424)	9,922,002	207,356	55,896	—
Large Cap International Portfolio	3,931,104	244,289	943,224	354,191	95,048	3,681,408	98,092	48,383	—
Emerging Markets Core Equity 2 Portfolio	2,810,850	200,301	624,566	231,305	158,161	2,776,051	82,917	33,657	—
International Core Equity 2 Portfolio	1,965,569	96,982	460,320	183,836	53,590	1,839,657	83,507	26,267	—
Total	$124,100,151	$4,413,467	$17,830,017	$1,325,263	$(278,942)	$111,729,922		$1,363,031	—
52

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional 2030 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$48,737,249	$3,027,825	$3,683,400	$(469,407)	$465,194	$48,077,461	4,262,186	$513,372	—
DFA LTIP Portfolio	49,627,643	2,718,418	5,128,854	(3,013,634)	(67,686)	44,135,887	8,671,098	933,948	—
U.S. Core Equity 1 Portfolio	21,744,717	969,163	4,806,428	2,504,670	(908,233)	19,503,889	366,959	98,365	—
U.S. Large Company Portfolio	21,727,057	826,215	4,099,833	2,084,735	(1,045,002)	19,493,172	407,381	107,235	—
Large Cap International Portfolio	7,746,103	438,147	1,614,610	546,305	301,310	7,417,255	197,635	93,136	—
Emerging Markets Core Equity 2 Portfolio	5,492,997	348,906	1,043,698	334,441	401,606	5,534,252	165,300	64,849	—
International Core Equity 2 Portfolio	3,868,775	164,663	769,827	288,551	159,430	3,711,592	168,479	50,610	—
DFA Short-Term Extended Quality Portfolio	3,669,022	123,494	792,729	2,988	(17,972)	2,984,803	286,175	60,344	—
DFA Two-Year Global Fixed Income Portfolio	3,664,800	131,617	803,792	3,277	(16,989)	2,978,913	303,971	68,953	—
Total	$166,278,363	$8,748,448	$22,743,171	$2,281,926	$(728,342)	$153,837,224		$1,990,812	—
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$64,353,030	$5,873,853	$3,244,054	$(2,782,149)	$(1,305,770)	$62,894,910	12,356,564	$1,220,170	—
U.S. Core Equity 1 Portfolio	35,649,368	761,727	5,156,735	2,634,118	95,055	33,983,533	639,389	167,491	—
U.S. Large Company Portfolio	35,904,761	789,575	4,534,786	2,224,724	(419,256)	33,965,018	709,823	182,607	—
DFA Inflation-Protected Securities Portfolio	16,100,354	2,990,768	263,764	(30,523)	46,620	18,843,455	1,670,519	178,501	—
Large Cap International Portfolio	12,661,953	718,664	1,976,318	567,320	865,424	12,837,043	342,048	156,179	—
Emerging Markets Core Equity 2 Portfolio	9,026,132	437,329	1,114,723	289,119	974,943	9,612,800	287,121	108,945	—
DFA Short-Term Extended Quality Portfolio	9,576,368	291,312	1,032,235	(21,420)	(21,385)	8,792,640	843,014	169,319	—
DFA Two-Year Global Fixed Income Portfolio	9,573,921	320,547	1,082,599	(7,445)	(29,132)	8,775,292	895,438	190,159	—
International Core Equity 2 Portfolio	6,349,115	255,463	913,633	302,874	452,743	6,446,562	292,627	84,979	—
Total	$199,195,002	$12,439,238	$19,318,847	$3,176,618	$659,242	$196,151,253		$2,458,350	—
53

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional 2040 Target Date Retirement Income Fund
DFA LTIP Portfolio	$45,816,059	$6,699,880	$3,722,821	$(1,895,448)	$(1,053,759)	$45,843,911	9,006,662	$876,499	—
U.S. Large Company Portfolio	48,282,763	1,620,745	6,897,920	2,187,155	180,015	45,372,758	948,229	241,416	—
U.S. Core Equity 1 Portfolio	47,981,009	1,450,916	7,765,579	2,551,893	1,047,624	45,265,863	851,663	221,366	—
Large Cap International Portfolio	17,055,181	730,446	2,696,836	820,680	1,088,163	16,997,634	452,908	208,886	—
DFA Short-Term Extended Quality Portfolio	15,739,481	454,838	2,028,404	(41,727)	(26,532)	14,097,656	1,351,645	272,000	—
DFA Two-Year Global Fixed Income Portfolio	15,734,554	530,762	2,138,634	(15,818)	(40,992)	14,069,872	1,435,701	304,684	—
Emerging Markets Core Equity 2 Portfolio	12,106,139	434,808	1,592,202	356,993	1,314,362	12,620,100	376,944	146,631	—
International Core Equity 2 Portfolio	8,523,668	238,997	1,323,064	429,588	580,624	8,449,813	383,559	114,101	—
Total	$211,238,854	$12,161,392	$28,165,460	$4,393,316	$3,089,505	$202,717,607		$2,385,583	—
Dimensional 2045 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$62,532,482	$3,195,855	$5,642,920	$901,179	$2,438,196	$63,424,792	1,325,492	$332,261	—
U.S. Core Equity 1 Portfolio	62,298,491	2,616,889	6,737,936	1,180,007	3,836,626	63,194,077	1,188,976	305,240	—
Large Cap International Portfolio	22,106,258	1,897,850	2,985,002	287,103	2,329,778	23,635,987	629,789	283,351	—
DFA Two-Year Global Fixed Income Portfolio	22,798,105	1,869,057	2,055,052	(15,237)	(73,039)	22,523,834	2,298,350	468,890	—
DFA Short-Term Extended Quality Portfolio	22,803,905	1,785,260	1,977,049	(6,671)	(100,183)	22,505,262	2,157,743	421,059	—
Emerging Markets Core Equity 2 Portfolio	15,655,224	971,931	1,330,562	105,990	2,215,006	17,617,589	526,212	197,713	—
International Core Equity 2 Portfolio	11,028,724	609,997	1,231,357	158,929	1,217,823	11,784,116	534,912	154,033	—
DFA LTIP Portfolio	6,759,304	5,431,049	340,688	(23,504)	(520,284)	11,305,877	2,221,194	157,736	—
Total	$225,982,493	$18,377,888	$22,300,566	$2,587,796	$11,343,923	$235,991,534		$2,320,283	—
54

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional 2050 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$63,886,933	$4,305,563	$7,945,276	$976,856	$4,153,261	$65,377,337	1,230,053	$310,408	—
U.S. Large Company Portfolio	64,080,280	4,129,117	6,261,976	599,809	2,828,873	65,376,103	1,366,272	337,721	—
Large Cap International Portfolio	22,626,818	2,277,837	3,340,483	348,949	2,337,519	24,250,640	646,167	286,421	—
Emerging Markets Core Equity 2 Portfolio	16,086,726	2,212,800	2,428,400	168,195	2,239,274	18,278,595	545,956	200,451	—
International Core Equity 2 Portfolio	11,315,658	830,438	1,449,332	186,540	1,230,739	12,114,043	549,888	156,139	—
DFA Short-Term Extended Quality Portfolio	9,698,419	3,500,481	1,498,554	(6,189)	(47,327)	11,646,830	1,116,666	194,574	—
DFA Two-Year Global Fixed Income Portfolio	9,695,304	3,535,384	1,551,338	(10,526)	(24,852)	11,643,972	1,188,160	207,864	—
Total	$197,390,138	$20,791,620	$24,475,359	$2,263,634	$12,717,487	$208,687,520		$1,693,578	—
Dimensional 2055 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$48,408,146	$3,479,196	$5,281,133	$228,621	$3,679,568	$50,514,398	950,412	$236,204	—
U.S. Large Company Portfolio	48,505,114	3,901,164	4,608,175	134,972	2,479,678	50,412,753	1,053,558	257,041	—
Large Cap International Portfolio	17,118,960	2,381,221	2,850,411	107,243	1,932,399	18,689,412	497,986	218,310	—
Emerging Markets Core Equity 2 Portfolio	12,185,086	2,235,142	2,191,372	83,594	1,748,774	14,061,224	419,989	152,362	—
International Core Equity 2 Portfolio	8,551,578	864,334	1,150,714	60,761	1,013,154	9,339,113	423,927	118,712	—
DFA Short-Term Extended Quality Portfolio	3,569,856	869,712	703,180	(2,053)	(15,098)	3,719,237	356,590	66,024	—
DFA Two-Year Global Fixed Income Portfolio	3,568,694	886,556	726,979	(3,554)	(9,064)	3,715,653	379,148	71,970	—
Total	$141,907,434	$14,617,325	$17,511,964	$609,584	$10,829,411	$150,451,790		$1,120,623	—
55

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional 2060 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$39,625,909	$4,084,857	$2,457,611	$60,946	$2,208,247	$43,522,348	909,558	$216,006	—
U.S. Core Equity 1 Portfolio	39,542,858	4,049,315	3,467,009	125,200	3,177,515	43,427,879	817,081	198,598	—
Large Cap International Portfolio	13,986,932	2,152,705	1,712,975	27,846	1,669,138	16,123,646	429,620	180,069	—
Emerging Markets Core Equity 2 Portfolio	9,980,225	1,858,190	1,222,737	(3,233)	1,545,485	12,157,930	363,140	125,888	—
International Core Equity 2 Portfolio	6,991,244	838,548	664,637	20,281	871,325	8,056,761	365,718	98,101	—
DFA Two-Year Global Fixed Income Portfolio	2,903,766	754,900	438,298	(1,917)	(8,665)	3,209,786	327,529	59,948	—
DFA Short-Term Extended Quality Portfolio	2,904,720	731,136	417,362	(1,175)	(13,451)	3,203,868	307,178	55,213	—
Total	$115,935,654	$14,469,651	$10,380,629	$227,948	$9,449,594	$129,702,218		$933,823	—
Dimensional 2065 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$14,271,403	$2,629,530	$1,149,485	$15,527	$1,254,080	$17,021,055	320,246	$75,236	—
U.S. Large Company Portfolio	14,271,327	2,805,282	979,657	9,500	880,391	16,986,843	355,002	81,857	—
Large Cap International Portfolio	5,041,123	1,174,702	545,190	35,378	591,872	6,297,885	167,809	67,584	—
Emerging Markets Core Equity 2 Portfolio	3,593,292	955,776	377,257	11,100	566,696	4,749,607	141,864	47,311	—
International Core Equity 2 Portfolio	2,521,701	520,968	226,078	7,696	323,150	3,147,437	142,870	36,847	—
DFA Short-Term Extended Quality Portfolio	1,044,339	351,959	137,119	(319)	(5,706)	1,253,154	120,149	21,027	—
DFA Two-Year Global Fixed Income Portfolio	1,043,334	357,890	144,590	(809)	(3,267)	1,252,558	127,812	22,537	—
Total	$41,786,519	$8,796,107	$3,559,376	$78,073	$3,607,216	$50,708,539		$352,399	—
56

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional 2070 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$220,691	$102,178	$10,155	$(57)	$23,771	$336,428	6,330	$1,370	—
U.S. Large Company Portfolio	222,074	107,620	11,102	(142)	17,364	335,814	7,018	1,471	—
Large Cap International Portfolio	78,330	35,981	1,873	(15)	11,379	123,802	3,299	1,115	—
Emerging Markets Core Equity 2 Portfolio	55,410	28,359	1,592	(57)	11,144	93,264	2,786	788	—
International Core Equity 2 Portfolio	39,062	21,826	3,906	(54)	5,977	62,905	2,855	612	—
DFA Two-Year Global Fixed Income Portfolio	16,184	16,255	3,350	(33)	4	29,060	2,965	400	—
DFA Short-Term Extended Quality Portfolio	16,189	6,331	576	(4)	(91)	21,849	2,095	353	—
Total	$647,940	$318,550	$32,554	$(362)	$69,548	$1,003,122		$6,109	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund
2024	$2,168,064	—	$2,168,064
2025	1,789,171	—	1,789,171
Dimensional 2015 Target Date Retirement Income Fund
2024	800,225	$297,857	1,098,082
2025	661,243	555,180	1,216,423
Dimensional 2020 Target Date Retirement Income Fund
2024	2,484,894	146,191	2,631,085
57

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2025	$1,925,746	$1,091,777	$3,017,523
Dimensional 2025 Target Date Retirement Income Fund
2024	5,016,436	1,413,472	6,429,908
2025	4,042,545	2,197,964	6,240,509
Dimensional 2030 Target Date Retirement Income Fund
2024	6,437,082	1,079,652	7,516,734
2025	5,831,869	5,472,023	11,303,892
Dimensional 2035 Target Date Retirement Income Fund
2024	5,868,105	1,464,550	7,332,655
2025	6,325,522	2,673,107	8,998,629
Dimensional 2040 Target Date Retirement Income Fund
2024	4,989,003	1,877,101	6,866,104
2025	6,024,398	1,483,393	7,507,791
Dimensional 2045 Target Date Retirement Income Fund
2024	3,770,969	2,047,078	5,818,047
2025	4,618,997	1,949,669	6,568,666
Dimensional 2050 Target Date Retirement Income Fund
2024	2,711,987	1,685,432	4,397,419
2025	3,426,099	1,097,009	4,523,108
Dimensional 2055 Target Date Retirement Income Fund
2024	1,735,008	937,303	2,672,311
2025	2,193,965	711,760	2,905,725
Dimensional 2060 Target Date Retirement Income Fund
2024	1,387,035	773,891	2,160,926
2025	1,799,683	546,448	2,346,131
Dimensional 2065 Target Date Retirement Income Fund
2024	350,000	—	350,000
2025	619,792	88,874	708,666
Dimensional 2070 Target Date Retirement Income Fund
2025	1,490	—	1,490

Dimensional 2070 Target Date Retirement Income Fund commenced operations on January 2, 2025 and did not pay any distributions for the period ended October 31, 2024.
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	$49,861	—	$(1,830,296)	$4,142,711	$2,362,276
Dimensional 2015 Target Date Retirement Income Fund	—	$709,026	—	3,030,597	3,739,623
Dimensional 2020 Target Date Retirement Income Fund	—	1,583,395	—	4,758,797	6,342,192
58

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2025 Target Date Retirement Income Fund	—	$2,286,446	—	$4,287,194	$6,573,640
Dimensional 2030 Target Date Retirement Income Fund	—	5,279,851	—	9,632,614	14,912,465
Dimensional 2035 Target Date Retirement Income Fund	—	6,501,703	—	30,883,244	37,384,947
Dimensional 2040 Target Date Retirement Income Fund	—	4,248,395	—	58,599,239	62,847,634
Dimensional 2045 Target Date Retirement Income Fund	$87,742	1,578,738	—	74,646,703	76,313,183
Dimensional 2050 Target Date Retirement Income Fund	—	1,371,499	—	71,934,206	73,305,705
Dimensional 2055 Target Date Retirement Income Fund	36,655	330,651	—	45,585,391	45,952,697
Dimensional 2060 Target Date Retirement Income Fund	13,359	323,234	—	36,732,626	37,069,219
Dimensional 2065 Target Date Retirement Income Fund	126,640	4,862	—	9,412,381	9,543,883
Dimensional 2070 Target Date Retirement Income Fund	349	—	$(33)	11,819	12,135
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio listed below had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
Dimensional Retirement Income Fund	$1,830,296
Dimensional 2070 Target Date Retirement Income Fund	33
During the year ended October 31, 2025, the Portfolio listed below used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
Dimensional Retirement Income Fund	$71,718

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$53,483,051	$7,776,488	—	$7,776,488
Dimensional 2015 Target Date Retirement Income Fund	18,786,431	3,425,340	$(2)	3,425,338
Dimensional 2020 Target Date Retirement Income Fund	51,564,685	9,466,825	(1,374,029)	8,092,796
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	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2025 Target Date Retirement Income Fund	$107,828,186	$19,134,798	$(4,014,410)	$15,120,388
Dimensional 2030 Target Date Retirement Income Fund	145,071,516	36,267,400	(8,538,860)	27,728,540
Dimensional 2035 Target Date Retirement Income Fund	164,772,485	59,571,975	(17,298,358)	42,273,617
Dimensional 2040 Target Date Retirement Income Fund	141,102,188	75,899,100	(6,027,927)	69,871,173
Dimensional 2045 Target Date Retirement Income Fund	150,156,006	89,109,046	(407,010)	88,702,036
Dimensional 2050 Target Date Retirement Income Fund	124,178,967	87,142,006	—	87,142,006
Dimensional 2055 Target Date Retirement Income Fund	94,036,989	58,043,014	—	58,043,014
Dimensional 2060 Target Date Retirement Income Fund	83,633,208	47,940,769	—	47,940,769
Dimensional 2065 Target Date Retirement Income Fund	37,790,981	13,083,276	—	13,083,276
Dimensional 2070 Target Date Retirement Income Fund	924,724	81,520	(131)	81,389
The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
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For the six months ended April 30, 2026, borrowings by the following Portfolios under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
Dimensional Retirement Income Fund	4.42%	$359,670	23	$1,016	$683,200	—
Dimensional 2015 Target Date Retirement Income Fund	4.45%	179,417	12	265	226,400	—
Dimensional 2020 Target Date Retirement Income Fund	4.42%	291,856	25	895	556,000	$281,000
Dimensional 2025 Target Date Retirement Income Fund	4.45%	447,751	41	2,270	1,154,500	—
Dimensional 2030 Target Date Retirement Income Fund	4.45%	398,174	47	2,327	1,548,000	—
Dimensional 2035 Target Date Retirement Income Fund	4.48%	443,586	35	1,931	1,856,100	—
Dimensional 2040 Target Date Retirement Income Fund	4.44%	485,727	33	1,990	1,973,900	—
Dimensional 2045 Target Date Retirement Income Fund	4.41%	651,393	29	2,332	2,159,400	—
Dimensional 2050 Target Date Retirement Income Fund	4.45%	596,057	37	2,726	1,882,900	—
Dimensional 2055 Target Date Retirement Income Fund	4.47%	445,210	30	1,649	1,370,800	109,000
Dimensional 2060 Target Date Retirement Income Fund	4.44%	386,360	20	959	1,088,400	—
Dimensional 2065 Target Date Retirement Income Fund	4.43%	308,814	7	266	404,400	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that each Portfolio’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
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The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
H. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
I. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ chief operating decision maker (“CODM”). Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
J. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis.
For the Dimensional 2070 Target Date Retirement Income Fund, which commenced operations and was required to adopt ASU 2023-09 during the period ended October 31, 2025, the Portfolio did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements. Management is currently evaluating the impact of ASU 2023-09 for the remaining Portfolios, but does not expect the guidance to materially impact the financial statements.
K. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Dimensional Retirement Income Fund	4	78%	11%
Dimensional 2015 Target Date Retirement Income Fund	6	82%	0%
Dimensional 2020 Target Date Retirement Income Fund	7	87%	0%
Dimensional 2025 Target Date Retirement Income Fund	8	89%	0%
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	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Dimensional 2030 Target Date Retirement Income Fund	8	89%	0%
Dimensional 2035 Target Date Retirement Income Fund	8	89%	0%
Dimensional 2040 Target Date Retirement Income Fund	7	86%	0%
Dimensional 2045 Target Date Retirement Income Fund	6	85%	0%
Dimensional 2050 Target Date Retirement Income Fund	6	84%	0%
Dimensional 2055 Target Date Retirement Income Fund	6	88%	0%
Dimensional 2060 Target Date Retirement Income Fund	5	88%	0%
Dimensional 2065 Target Date Retirement Income Fund	4	90%	0%
Dimensional 2070 Target Date Retirement Income Fund	3	99%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
L. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events  other than as described above requiring recognition or disclosure in the financial statements.
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Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
64

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
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Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
66

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
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Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
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DFA-043026-013A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16.	CONTROLS AND PROCEDURES.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.
(a)(1)	This item is not applicable.
(a)(2)	This item is not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	This item is not applicable.
(a)(5)	This item is not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	July 7, 2026

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:	July 7, 2026